================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

                        THE DFA INVESTMENT TRUST COMPANY
               (Exact name of registrant as specified in charter)

               6300 Bee Cave Road, Building One, Austin, TX 78746
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                        The DFA Investment Trust Company,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  13
      Disclosure of Fund Expenses.......................................  26
      Disclosure of Portfolio Holdings..................................  31
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  34
          U.S. Large Cap Value Portfolio................................  38
          U.S. Targeted Value Portfolio.................................  39
          U.S. Small Cap Value Portfolio................................  42
          U.S. Core Equity 1 Portfolio..................................  45
          U.S. Core Equity 2 Portfolio..................................  48
          U.S. Vector Equity Portfolio..................................  51
          U.S. Small Cap Portfolio......................................  54
          U.S. Micro Cap Portfolio......................................  57
          DFA Real Estate Securities Portfolio..........................  60
          Large Cap International Portfolio.............................  62
          International Core Equity Portfolio...........................  66
          International Small Company Portfolio.........................  71
          Japanese Small Company Portfolio..............................  72
          Asia Pacific Small Company Portfolio..........................  72
          United Kingdom Small Company Portfolio........................  73
          Continental Small Company Portfolio...........................  73
          DFA International Real Estate Securities Portfolio............  74
          DFA Global Real Estate Securities Portfolio...................  77
          DFA International Small Cap Value Portfolio...................  78
          International Vector Equity Portfolio.........................  82
          World ex U.S. Value Portfolio.................................  86
          Emerging Markets Portfolio....................................  87
          Emerging Markets Small Cap Portfolio..........................  87
          Emerging Markets Value Portfolio..............................  88
          Emerging Markets Core Equity Portfolio........................  89
      Statements of Assets and Liabilities..............................  93
      Statements of Operations.......................................... 100
      Statements of Changes in Net Assets............................... 107
      Financial Highlights.............................................. 116
      Notes to Financial Statements..................................... 132
      Report of Independent Registered Public Accounting Firm........... 159

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Performance Chart.................................................... 160
    Management's Discussion and Analysis................................. 161
    Consolidated Disclosure of Fund Expenses............................. 162
    Consolidated Disclosure of Portfolio Holdings........................ 163
    Consolidated Schedule of Investments................................. 164
    Consolidated Statement of Assets and Liabilities..................... 170
    Consolidated Statement of Operations................................. 171
    Consolidated Statement of Changes in Net Assets...................... 172
    Consolidated Financial Highlights.................................... 173
    Consolidated Notes to Financial Statements........................... 174
    Report of Independent Registered Public Accounting Firm.............. 186
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts................................................... 187
    Management's Discussion and Analysis................................. 188
    Disclosure of Fund Expenses.......................................... 192
    Disclosure of Portfolio Holdings..................................... 194
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 195
        U.S. Large Company Portfolio..................................... 196
    Statements of Assets and Liabilities................................. 199
    Statements of Operations............................................. 200
    Statements of Changes in Net Assets.................................. 201
    Financial Highlights................................................. 202
    Notes to Financial Statements........................................ 204
    Report of Independent Registered Public Accounting Firm.............. 216
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts................................................... 217
    Management's Discussion and Analysis................................. 220
    Disclosure of Fund Expenses.......................................... 226
    Disclosure of Portfolio Holdings..................................... 228
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 230
        The DFA International Value Series............................... 233
        The Japanese Small Company Series................................ 237
        The Asia Pacific Small Company Series............................ 240
        The United Kingdom Small Company Series.......................... 243
        The Continental Small Company Series............................. 246
        The Canadian Small Company Series................................ 250
        The Emerging Markets Series...................................... 253
        The Emerging Markets Small Cap Series............................ 257
    Statements of Assets and Liabilities................................. 261
    Statements of Operations............................................. 263
    Statements of Changes in Net Assets.................................. 265
    Financial Highlights................................................. 268
    Notes to Financial Statements........................................ 273
    Report of Independent Registered Public Accounting Firm.............. 283

TABLE OF CONTENTS
CONTINUED

                                                            PAGE
                                                            ----
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Chart....................................... 284
   Management's Discussion and Analysis.................... 285
   Disclosure of Fund Expenses............................. 287
   Disclosure of Portfolio Holdings........................ 288
   Summary Schedule of Portfolio Holdings.................. 289
   Statement of Assets and Liabilities..................... 293
   Statement of Operations................................. 294
   Statements of Changes in Net Assets..................... 295
   Financial Highlights.................................... 296
   Notes to Financial Statements........................... 297
   Report of Independent Registered Public Accounting Firm. 305
FUND MANAGEMENT............................................ 306
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................ 315
NOTICE TO SHAREHOLDERS..................................... 316

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

  ADR       American Depositary Receipt
  FHLMC     Federal Home Loan Mortgage Association
  FNMA      Federal National Mortgage Association
  GDR       Global Depositary Receipt
  P.L.C.    Public Limited Company
  REIT      Real Estate Investment Trust
  SPDR      Standard & Poor's Depository Receipts

Investment Footnotes

  +         See Note B to Financial Statements.
  ++        Securities have generally been fair valued. See Note B to
            Financial Statements.
  **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the
            category headings have been calculated as a percentage of
            total investments. "Other Securities"
            are those securities that are not among the top 50 holdings of the Fund or do not represent more
            than 1.0% of the net assets of the Fund. Some of the individual securities within this category may
            include Total or Partial Securities on Loan and/or Non-Income
            Producing Securities.
  *         Non-Income Producing Securities.
  #         Total or Partial Securities on Loan.
  ^         Denominated in local currency or the Euro, unless otherwise noted.
  @         Security purchased with cash proceeds from Securities on Loan.
  (r)       The adjustable rate shown is effective as of October 31, 2011.
  (y)       The rate shown is the effective yield.
  (g)       Face Amount denominated in British Pounds.
  (c)       Face Amount denominated in Canadian Dollars.
  (e)       Face Amount denominated in Euro.
  (u)       Face Amount denominated in United States Dollars.
  ^^        Security segregated as collateral for the Open Futures Contracts.
  @@        Security segregated as collateral for Swap Agreements.
  (S)       Affiliated Fund.

 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
 CONTINUED

 FINANCIAL HIGHLIGHTS

   (A)    Computed using average shares outstanding.
   (B)    Annualized
   (C)    Non-Annualized
   (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
          Master Fund(s).
   (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

   --     Amounts designated as -- are either zero or rounded to zero.
   RIC    Registered Investment Company
   SEC    Securities and Exchange Commission
   (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                          Enhanced U.S. Large
                                ROUNDED   Company Portfolio-   S&P 500
                               E500 - 76  Institutional Class   INDEX
10/31/2001                     ---------- ------------------- ---------
10/01                          10/31/2001      10,000.00      10,000.00
                               11/30/2001      10,747.89      10,767.06
                               12/31/2001      10,844.39      10,861.39
                                1/31/2002      10,687.58      10,702.88
                                2/28/2002      10,494.57      10,496.48
                                3/31/2002      10,824.08      10,891.24
                                4/30/2002      10,217.35      10,230.93
                                5/31/2002      10,156.68      10,155.55
                                6/30/2002       9,466.70       9,432.08
                                7/31/2002       8,783.54       8,696.90
                                8/31/2002       8,856.74       8,754.00
                                9/30/2002       7,902.35       7,802.62
                               10/31/2002       8,614.05       8,489.37
                               11/30/2002       9,092.61       8,989.05
2003                           12/31/2002       8,589.12       8,460.85
                                1/31/2003       8,366.99       8,239.18
                                2/28/2003       8,255.92       8,115.59
                                3/31/2003       8,330.47       8,194.39
                                4/30/2003       9,024.67       8,869.36
                                5/31/2003       9,520.53       9,336.69
                                6/30/2003       9,633.01       9,456.20
                                7/31/2003       9,757.31       9,622.91
                                8/31/2003       9,943.75       9,810.56
                                9/30/2003       9,880.99       9,706.37
                               10/31/2003      10,404.32      10,255.46
                               11/30/2003      10,491.54      10,345.71
2004                           12/31/2003      11,067.68      10,888.24
                                1/31/2004      11,267.55      11,088.09
                                2/29/2004      11,442.43      11,242.21
                                3/31/2004      11,281.00      11,072.57
                                4/30/2004      11,030.59      10,898.73
                                5/31/2004      11,168.32      11,048.26
                                6/30/2004      11,366.10      11,263.03
                                7/31/2004      11,001.88      10,890.23
                                8/31/2004      11,077.24      10,934.12
                                9/30/2004      11,187.68      11,052.53
                               10/31/2004      11,364.06      11,221.41
                               11/30/2004      11,779.82      11,675.43
2005                           12/31/2004      12,178.76      12,072.75
                                1/31/2005      11,860.28      11,778.48
                                2/28/2005      12,089.59      12,026.29
                                3/31/2005      11,847.54      11,813.31
                                4/30/2005      11,643.71      11,589.21
                                5/31/2005      12,013.15      11,957.98
                                6/30/2005      12,025.81      11,974.96
                                7/31/2005      12,421.56      12,420.43
                                8/31/2005      12,332.20      12,307.15
                                9/30/2005      12,408.56      12,406.84
                               10/31/2005      12,151.65      12,200.02
                               11/30/2005      12,614.09      12,661.42
2006                           12/31/2005      12,614.97      12,665.86
                                1/31/2006      12,953.81      13,001.25
                                2/28/2006      12,953.81      13,036.48
                                3/31/2006      13,115.98      13,198.78
                                4/30/2006      13,272.91      13,376.04
                                5/31/2006      12,880.60      12,991.08
                                6/30/2006      12,893.68      13,008.75
                                7/31/2006      12,972.14      13,089.01
                                8/31/2006      13,272.91      13,400.44
                                9/30/2006      13,612.90      13,745.77
                               10/31/2006      14,044.43      14,193.75
                               11/30/2006      14,319.05      14,463.71
2007                           12/31/2006      14,510.63      14,666.60
                                1/31/2007      14,716.55      14,888.41
                                2/28/2007      14,428.26      14,597.21
                                3/31/2007      14,593.00      14,760.48
                                4/30/2007      15,224.49      15,414.30
                                5/31/2007      15,746.16      15,952.18
                                6/30/2007      15,471.60      15,687.17
                                7/31/2007      15,004.84      15,200.79
                                8/31/2007      15,210.76      15,428.65
                                9/30/2007      15,776.49      16,005.68
                               10/31/2007      16,029.59      16,260.33
                               11/30/2007      15,354.66      15,580.49
2008                           12/31/2007      15,245.82      15,472.36
                                1/31/2008      14,290.07      14,544.02
                                2/29/2008      13,827.61      14,071.48
                                3/31/2008      13,765.94      14,010.69
                                4/30/2008      14,413.39      14,693.01
                                5/31/2008      14,613.79      14,884.02
                                6/30/2008      13,372.39      13,629.30
                                7/31/2008      13,263.29      13,514.68
                                8/31/2008      13,465.91      13,710.10
                                9/30/2008      12,226.06      12,488.39
                               10/31/2008      10,141.36      10,390.97
                               11/30/2008       9,451.69       9,645.41
2009                           12/31/2008       9,562.64       9,748.04
                                1/31/2009       8,761.40       8,926.41
                                2/28/2009       7,803.39       7,975.93
                                3/31/2009       8,513.91       8,674.58
                                4/30/2009       9,353.06       9,504.83
                                5/31/2009       9,912.50      10,036.43
                                6/30/2009       9,947.46      10,056.30
                                7/31/2009      10,734.17      10,816.94
                                8/31/2009      11,153.74      11,207.43
                                9/30/2009      11,592.11      11,625.69
                               10/31/2009      11,381.34      11,409.72
                               11/30/2009      12,101.46      12,094.07
2010                           12/31/2009      12,309.57      12,327.73
                                1/31/2010      11,886.32      11,884.30
                                2/28/2010      12,274.30      12,252.44
                                3/31/2010      12,997.35      12,991.80
                                4/30/2010      13,208.98      13,196.90
                                5/31/2010      12,168.49      12,143.13
                                6/30/2010      11,543.02      11,507.46
                                7/31/2010      12,357.41      12,313.71
                                8/31/2010      11,808.58      11,757.82
                                9/30/2010      12,864.84      12,807.13
                               10/31/2010      13,361.69      13,294.43
                               11/30/2010      13,343.94      13,296.13
2011                           12/31/2010      14,237.00      14,184.73
                                1/31/2011      14,592.48      14,520.92
                                2/28/2011      15,072.38      15,018.39
                                3/31/2011      15,072.38      15,024.36
                                4/30/2011      15,552.28      15,469.30
                                5/31/2011      15,410.08      15,294.21
                                6/30/2011      15,143.47      15,039.27
                                7/31/2011      14,859.09      14,733.46
                                8/31/2011      14,041.48      13,933.12
                                9/30/2011      13,046.14      12,953.65
10/11                          10/31/2011      14,485.83      14,369.39

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       8.41% 0.62% 3.78%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Large Cap
                                   ROUNDED    Value Portfolio-   RUSSELL 1000
                                  LBKF - 35  Institutional Class VALUE INDEX
                                  ---------- ------------------- ------------
   10/01                          10/31/2001      10,000.00       10,000.00
                                  11/30/2001      10,941.33       10,581.00
                                  12/31/2001      11,196.96       10,830.71
                                   1/31/2002      11,313.21       10,747.32
                                   2/28/2002      11,458.53       10,764.51
                                   3/31/2002      11,935.16       11,273.67
                                   4/30/2002      11,826.00       10,886.99
                                   5/31/2002      11,898.78       10,941.42
                                   6/30/2002      11,174.87       10,313.38
                                   7/31/2002       9,934.03        9,354.24
                                   8/31/2002      10,094.61        9,424.39
                                   9/30/2002       8,970.72        8,376.40
                                  10/31/2002       9,322.23        8,997.09
                                  11/30/2002       9,981.30        9,563.91
   2003                           12/31/2002       9,526.91        9,148.84
                                   1/31/2003       9,306.03        8,927.43
                                   2/28/2003       9,033.63        8,689.07
                                   3/31/2003       8,991.25        8,703.84
                                   4/30/2003       9,818.03        9,469.78
                                   5/31/2003      10,475.02       10,081.53
                                   6/30/2003      10,587.70       10,207.55
                                   7/31/2003      10,854.25       10,359.64
                                   8/31/2003      11,239.26       10,521.25
                                   9/30/2003      10,992.35       10,418.14
                                  10/31/2003      11,727.65       11,055.73
                                  11/30/2003      11,987.60       11,206.09
   2004                           12/31/2003      12,806.42       11,896.39
                                   1/31/2004      13,022.84       12,105.76
                                   2/29/2004      13,358.67       12,364.83
                                   3/31/2004      13,304.88       12,256.02
                                   4/30/2004      13,080.64       11,956.97
                                   5/31/2004      13,155.39       12,078.93
                                   6/30/2004      13,548.13       12,363.99
                                   7/31/2004      13,105.77       12,189.66
                                   8/31/2004      13,105.77       12,362.75
                                   9/30/2004      13,509.81       12,554.38
                                  10/31/2004      13,667.69       12,762.78
                                  11/30/2004      14,562.33       13,408.58
   2005                           12/31/2004      15,142.95       13,857.76
                                   1/31/2005      14,765.32       13,611.10
                                   2/28/2005      15,210.92       14,061.62
                                   3/31/2005      15,171.11       13,868.98
                                   4/30/2005      14,649.27       13,620.72
                                   5/31/2005      15,276.99       13,948.73
                                   6/30/2005      15,587.68       14,101.26
                                   7/31/2005      16,361.00       14,509.24
                                   8/31/2005      16,224.54       14,446.19
                                   9/30/2005      16,475.04       14,649.02
                                  10/31/2005      16,034.09       14,276.97
                                  11/30/2005      16,672.71       14,743.83
   2006                           12/31/2005      16,693.71       14,831.90
                                   1/31/2006      17,484.26       15,407.84
                                   2/28/2006      17,422.86       15,501.93
                                   3/31/2006      17,729.13       15,711.91
                                   4/30/2006      18,228.87       16,111.25
                                   5/31/2006      17,890.58       15,704.27
                                   6/30/2006      18,045.83       15,804.62
                                   7/31/2006      17,783.40       16,188.89
                                   8/31/2006      18,068.99       16,459.82
                                   9/30/2006      18,568.54       16,787.77
                                  10/31/2006      19,304.16       17,337.39
                                  11/30/2006      19,668.10       17,733.15
   2007                           12/31/2006      20,063.25       18,131.24
                                   1/31/2007      20,643.29       18,363.12
                                   2/28/2007      20,333.41       18,076.84
                                   3/31/2007      20,466.63       18,356.32
                                   4/30/2007      21,334.33       19,034.63
                                   5/31/2007      22,210.00       19,721.20
                                   6/30/2007      21,849.16       19,260.39
                                   7/31/2007      20,492.07       18,369.72
                                   8/31/2007      20,100.91       18,575.56
                                   9/30/2007      20,620.41       19,213.59
                                  10/31/2007      20,732.52       19,215.71
                                  11/30/2007      19,571.37       18,276.56
   2008                           12/31/2007      19,508.52       18,099.83
                                   1/31/2008      18,760.14       17,374.87
                                   2/29/2008      18,179.92       16,646.90
                                   3/31/2008      18,010.07       16,522.05
                                   4/30/2008      19,139.92       17,327.43
                                   5/31/2008      19,595.23       17,299.93
                                   6/30/2008      17,447.77       15,643.96
                                   7/31/2008      17,253.06       15,587.48
                                   8/31/2008      17,591.69       15,852.47
                                   9/30/2008      16,009.28       14,687.77
                                  10/31/2008      12,402.52       12,145.13
                                  11/30/2008      11,186.08       11,274.22
   2009                           12/31/2008      11,549.08       11,430.71
                                   1/31/2009      10,179.73       10,116.29
                                   2/28/2009       8,750.09        8,764.65
                                   3/31/2009       9,610.41        9,514.06
                                   4/30/2009      11,165.55       10,533.88
                                   5/31/2009      12,021.75       11,185.26
                                   6/30/2009      11,876.22       11,102.66
                                   7/31/2009      12,995.62       12,011.43
                                   8/31/2009      13,878.91       12,639.69
                                   9/30/2009      14,483.20       13,128.03
                                  10/31/2009      13,860.74       12,726.25
                                  11/30/2009      14,641.01       13,443.54
   2010                           12/31/2009      15,035.68       13,681.45
                                   1/31/2010      14,683.14       13,296.67
                                   2/28/2010      15,317.71       13,716.38
                                   3/31/2010      16,512.42       14,609.32
                                   4/30/2010      17,033.67       14,987.35
                                   5/31/2010      15,575.92       13,755.45
                                   6/30/2010      14,398.05       12,981.10
                                   7/31/2010      15,524.00       13,859.89
                                   8/31/2010      14,575.36       13,266.83
                                   9/30/2010      16,003.61       14,296.12
                                  10/31/2010      16,593.03       14,725.09
                                  11/30/2010      16,468.00       14,647.16
   2011                           12/31/2010      18,068.89       15,802.89
                                   1/31/2011      18,652.62       16,160.37
                                   2/28/2011      19,658.44       16,756.44
                                   3/31/2011      19,747.84       16,822.99
                                   4/30/2011      20,243.11       17,270.96
                                   5/31/2011      19,954.95       17,088.49
                                   6/30/2011      19,592.07       16,738.11
                                   7/31/2011      18,697.42       16,182.92
                                   8/31/2011      17,115.95       15,173.01
                                   9/30/2011      15,386.62       14,026.33
   10/11                          10/31/2011      17,510.79       15,632.24

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.53% -1.93% 5.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. TARGETED VALUE PORTFOLIO CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                  ROUNDED   U.S. Targeted Value  RUSSELL 2000
                                 410F - 402 Portfolio - Class R1 VALUE INDEX
  1/31/2008                      ---------- -------------------- ------------
  01/08                           1/31/2008      10,000.00        10,000.00
                                  2/29/2008       9,750.00         9,602.57
                                  3/31/2008       9,820.73         9,747.57
                                  4/30/2008      10,151.76        10,055.99
                                  5/31/2008      10,613.21        10,399.80
                                  6/30/2008       9,538.43         9,401.93
                                  7/31/2008       9,789.97         9,883.91
                                  8/31/2008      10,232.68        10,353.40
                                  9/30/2008       9,575.01         9,868.08
                                 10/31/2008       7,504.46         7,896.67
                                 11/30/2008       6,524.74         6,982.16
  2009                           12/31/2008       6,945.84         7,411.68
                                  1/31/2009       5,998.68         6,352.93
                                  2/28/2009       5,204.29         5,470.50
                                  3/31/2009       5,777.12         5,956.20
                                  4/30/2009       6,901.87         6,901.30
                                  5/31/2009       7,137.05         7,050.52
                                  6/30/2009       7,107.37         7,028.30
                                  7/31/2009       7,958.61         7,841.06
                                  8/31/2009       8,379.10         8,212.18
                                  9/30/2009       8,844.37         8,624.05
                                 10/31/2009       8,206.76         8,051.36
                                 11/30/2009       8,484.43         8,307.57
  2010                           12/31/2009       9,149.55         8,936.79
                                  1/31/2010       8,943.01         8,674.85
                                  2/28/2010       9,449.03         9,077.10
                                  3/31/2010      10,228.79         9,832.10
                                  4/30/2010      10,972.71        10,520.04
                                  5/31/2010       9,980.82         9,631.12
                                  6/30/2010       9,031.07         8,790.37
                                  7/31/2010       9,734.52         9,417.84
                                  8/31/2010       8,948.31         8,709.68
                                  9/30/2010      10,043.55         9,644.83
                                 10/31/2010      10,417.07        10,018.50
                                 11/30/2010      10,839.57        10,273.12
  2011                           12/31/2010      11,804.96        11,126.66
                                  1/31/2011      11,883.04        11,132.73
                                  2/28/2011      12,550.31        11,698.01
                                  3/31/2011      12,791.66        11,860.57
                                  4/30/2011      12,997.52        12,053.28
                                  5/31/2011      12,678.09        11,837.36
                                  6/30/2011      12,397.48        11,546.29
                                  7/31/2011      11,964.10        11,164.48
                                  8/31/2011      10,763.43        10,178.35
                                  9/30/2011       9,424.71         9,066.77
  10/11                          10/31/2011      10,905.33        10,373.32

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  1/31/2008
                        --------------  ----  ---------
                                        4.69%   2.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. TARGETED VALUE PORTFOLIO CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                  ROUNDED   U.S. Targeted Value  RUSSELL 2000
                                 410F - 403 Portfolio - Class R2 VALUE INDEX
  6/30/2008                      ---------- -------------------- ------------
  06/08                           6/30/2008      10,000.00        10,000.00
                                  7/31/2008      10,260.00        10,512.63
                                  8/31/2008      10,720.00        11,011.98
                                  9/30/2008      10,038.28        10,495.79
                                 10/31/2008       7,859.97         8,398.98
                                 11/30/2008       6,836.07         7,426.30
                                 12/31/2008       7,273.61         7,883.14
                                  1/31/2009       6,272.10         6,757.04
                                  2/28/2009       5,442.56         5,818.48
                                  3/31/2009       6,038.30         6,335.08
                                  4/30/2009       7,215.51         7,340.30
                                  5/31/2009       7,459.08         7,499.01
                                  6/30/2009       7,435.89         7,475.37
                                  7/31/2009       8,320.88         8,339.84
                                  8/31/2009       8,768.45         8,734.56
                                  9/30/2009       9,248.19         9,172.64
                                 10/31/2009       8,585.42         8,563.51
                                 11/30/2009       8,870.93         8,836.02
  2010                           12/31/2009       9,567.97         9,505.27
                                  1/31/2010       9,342.85         9,226.67
                                  2/28/2010       9,864.74         9,654.50
                                  3/31/2010      10,685.47        10,457.53
                                  4/30/2010      11,453.10        11,189.23
                                  5/31/2010      10,419.36        10,243.76
                                  6/30/2010       9,433.57         9,349.53
                                  7/31/2010      10,160.80        10,016.92
                                  8/31/2010       9,341.38         9,263.71
                                  9/30/2010      10,483.99        10,258.34
                                 10/31/2010      10,874.19        10,655.79
                                 11/30/2010      11,306.03        10,926.61
  2011                           12/31/2010      12,307.64        11,834.44
                                  1/31/2011      12,396.45        11,840.89
                                  2/28/2011      13,084.73        12,442.13
                                  3/31/2011      13,336.36        12,615.03
                                  4/30/2011      13,543.58        12,820.00
                                  5/31/2011      13,210.54        12,590.35
                                  6/30/2011      12,925.77        12,280.76
                                  7/31/2011      12,466.25        11,874.67
                                  8/31/2011      11,213.70        10,825.80
                                  9/30/2011       9,819.78         9,643.52
  10/11                          10/31/2011      11,363.63        11,033.18

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  6/30/2008
                        --------------  ----  ---------
                                        4.50%   3.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. TARGETED VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Targeted
                                                Value Portfo
                                   ROUNDED   lio -Institutional RUSSELL 2000
                                  410F - 96        Class        VALUE INDEX
   10/31/2001                     ---------- ------------------ ------------
   10/01                          10/31/2001     10,000.00       10,000.00
                                  11/30/2001     10,922.05       10,719.00
                                  12/31/2001     11,644.34       11,375.00
                                   1/31/2002     11,805.57       11,526.29
                                   2/28/2002     12,065.32       11,596.60
                                   3/31/2002     13,104.36       12,465.19
                                   4/30/2002     13,471.60       12,903.96
                                   5/31/2002     13,041.66       12,476.84
                                   6/30/2002     12,557.97       12,201.10
                                   7/31/2002     10,712.79       10,388.02
                                   8/31/2002     10,712.79       10,342.31
                                   9/30/2002      9,763.33        9,603.87
                                  10/31/2002     10,014.13        9,747.93
                                  11/30/2002     11,115.86       10,525.81
   2003                           12/31/2002     10,519.26       10,076.36
                                   1/31/2003     10,031.41        9,792.21
                                   2/28/2003      9,604.54        9,463.19
                                   3/31/2003      9,574.05        9,564.44
                                   4/30/2003     10,712.37       10,473.07
                                   5/31/2003     11,931.99       11,542.37
                                   6/30/2003     12,125.10       11,737.43
                                   7/31/2003     12,826.39       12,323.13
                                   8/31/2003     13,659.80       12,791.41
                                   9/30/2003     13,476.85       12,644.31
                                  10/31/2003     14,777.79       13,674.82
                                  11/30/2003     15,387.60       14,199.93
   2004                           12/31/2003     16,206.74       14,713.97
                                   1/31/2004     16,950.70       15,223.07
                                   2/29/2004     17,213.94       15,518.40
                                   3/31/2004     17,362.73       15,732.56
                                   4/30/2004     16,779.01       14,919.18
                                   5/31/2004     17,030.81       15,099.70
                                   6/30/2004     17,998.54       15,866.77
                                   7/31/2004     17,127.83       15,136.90
                                   8/31/2004     17,013.26       15,285.24
                                   9/30/2004     17,785.91       15,890.54
                                  10/31/2004     17,946.46       16,136.84
                                  11/30/2004     19,597.76       17,568.18
   2005                           12/31/2004     20,206.65       17,988.06
                                   1/31/2005     19,563.37       17,291.92
                                   2/28/2005     20,105.75       17,636.03
                                   3/31/2005     19,916.54       17,272.72
                                   4/30/2005     18,566.91       16,381.45
                                   5/31/2005     19,803.02       17,380.58
                                   6/30/2005     20,580.88       18,149.16
                                   7/31/2005     21,842.74       19,181.86
                                   8/31/2005     21,502.04       18,741.47
                                   9/30/2005     21,577.35       18,710.48
                                  10/31/2005     21,006.52       18,240.54
                                  11/30/2005     21,983.27       18,980.48
   2006                           12/31/2005     22,075.88       18,834.75
                                   1/31/2006     23,848.09       20,392.26
                                   2/28/2006     23,596.92       20,390.87
                                   3/31/2006     24,574.44       21,378.52
                                   4/30/2006     24,895.58       21,435.69
                                   5/31/2006     24,029.89       20,548.04
                                   6/30/2006     24,165.65       20,800.47
                                   7/31/2006     23,423.17       20,512.00
                                   8/31/2006     23,955.51       21,125.09
                                   9/30/2006     24,199.32       21,331.32
                                  10/31/2006     25,393.83       22,417.00
                                  11/30/2006     26,265.12       23,056.21
   2007                           12/31/2006     26,424.91       23,257.08
                                   1/31/2007     26,976.39       23,605.46
                                   2/28/2007     26,838.52       23,315.56
                                   3/31/2007     27,044.16       23,596.94
                                   4/30/2007     27,596.09       23,841.80
                                   5/31/2007     28,791.92       24,715.98
                                   6/30/2007     28,411.53       24,139.89
                                   7/31/2007     26,352.50       22,085.27
                                   8/31/2007     26,275.67       22,527.77
                                   9/30/2007     26,354.85       22,629.49
                                  10/31/2007     26,416.61       22,875.94
                                  11/30/2007     24,533.02       21,162.09
   2008                           12/31/2007     24,260.34       20,983.18
                                   1/31/2008     23,100.55       20,122.10
                                   2/29/2008     22,512.71       19,322.39
                                   3/31/2008     22,704.54       19,614.16
                                   4/30/2008     23,452.87       20,234.77
                                   5/31/2008     24,535.56       20,926.58
                                   6/30/2008     22,053.93       18,918.67
                                   7/31/2008     22,628.41       19,888.50
                                   8/31/2008     23,649.72       20,833.21
                                   9/30/2008     22,153.05       19,856.65
                                  10/31/2008     17,351.09       15,889.75
                                  11/30/2008     15,094.16       14,049.57
   2009                           12/31/2008     16,064.79       14,913.85
                                   1/31/2009     13,857.29       12,783.42
                                   2/28/2009     12,036.51       11,007.80
                                   3/31/2009     13,349.43       11,985.13
                                   4/30/2009     15,951.44       13,886.86
                                   5/31/2009     16,500.93       14,187.14
                                   6/30/2009     16,444.05       14,142.41
                                   7/31/2009     18,404.38       15,777.86
                                   8/31/2009     19,392.64       16,524.63
                                   9/30/2009     20,471.20       17,353.41
                                  10/31/2009     18,993.89       16,201.02
                                  11/30/2009     19,627.02       16,716.58
   2010                           12/31/2009     21,185.39       17,982.70
                                   1/31/2010     20,696.87       17,455.63
                                   2/28/2010     21,853.03       18,265.03
                                   3/31/2010     23,672.16       19,784.25
                                   4/30/2010     25,382.81       21,168.53
                                   5/31/2010     23,101.94       19,379.83
                                   6/30/2010     20,907.00       17,688.07
                                   7/31/2010     22,537.81       18,950.68
                                   8/31/2010     20,711.30       17,525.71
                                   9/30/2010     23,258.52       19,407.42
                                  10/31/2010     24,124.79       20,159.33
                                  11/30/2010     25,089.12       20,671.68
   2011                           12/31/2010     27,331.97       22,389.18
                                   1/31/2011     27,512.76       22,401.39
                                   2/28/2011     29,074.12       23,538.86
                                   3/31/2011     29,632.92       23,865.96
                                   4/30/2011     30,093.11       24,253.74
                                   5/31/2011     29,353.52       23,819.27
                                   6/30/2011     28,722.84       23,233.57
                                   7/31/2011     27,718.77       22,465.29
                                   8/31/2011     24,937.02       20,480.98
                                   9/30/2011     21,841.47       18,244.25
   10/11                          10/31/2011     25,272.76       20,873.30

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       4.76% -0.10% 9.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Small Cap
                                   ROUNDED    Value Portfolio-   RUSSELL 2000
                                  SBKF - 34  Institutional Class VALUE INDEX
   10/31/2001                     ---------- ------------------- ------------
   10/01                          10/31/2001      10,000.00       10,000.00
                                  11/30/2001      10,781.41       10,719.00
                                  12/31/2001      11,538.60       11,375.00
                                   1/31/2002      11,716.50       11,526.29
                                   2/28/2002      11,698.09       11,596.60
                                   3/31/2002      12,851.34       12,465.19
                                   4/30/2002      13,434.10       12,903.96
                                   5/31/2002      13,010.83       12,476.84
                                   6/30/2002      12,740.92       12,201.10
                                   7/31/2002      10,753.41       10,388.02
                                   8/31/2002      10,618.46       10,342.31
                                   9/30/2002       9,845.54        9,603.87
                                  10/31/2002      10,005.03        9,747.93
                                  11/30/2002      10,857.69       10,525.81
   2003                           12/31/2002      10,469.19       10,076.36
                                   1/31/2003      10,108.19        9,792.21
                                   2/28/2003       9,692.69        9,463.19
                                   3/31/2003       9,672.26        9,564.44
                                   4/30/2003      10,693.97       10,473.07
                                   5/31/2003      11,947.28       11,542.37
                                   6/30/2003      12,383.21       11,737.43
                                   7/31/2003      13,255.08       12,323.13
                                   8/31/2003      13,936.22       12,791.41
                                   9/30/2003      13,827.24       12,644.31
                                  10/31/2003      15,209.96       13,674.82
                                  11/30/2003      15,843.43       14,199.93
   2004                           12/31/2003      16,688.26       14,713.97
                                   1/31/2004      17,504.09       15,223.07
                                   2/29/2004      17,751.76       15,518.40
                                   3/31/2004      17,919.30       15,732.56
                                   4/30/2004      17,351.12       14,919.18
                                   5/31/2004      17,416.68       15,099.70
                                   6/30/2004      18,582.47       15,866.77
                                   7/31/2004      17,591.41       15,136.90
                                   8/31/2004      17,329.07       15,285.24
                                   9/30/2004      18,183.18       15,890.54
                                  10/31/2004      18,358.09       16,136.84
                                  11/30/2004      20,194.62       17,568.18
   2005                           12/31/2004      20,925.47       17,988.06
                                   1/31/2005      20,178.13       17,291.92
                                   2/28/2005      20,723.07       17,636.03
                                   3/31/2005      20,318.71       17,272.72
                                   4/30/2005      18,839.57       16,381.45
                                   5/31/2005      20,092.95       17,380.58
                                   6/30/2005      20,931.41       18,149.16
                                   7/31/2005      22,420.39       19,181.86
                                   8/31/2005      22,046.20       18,741.47
                                   9/30/2005      22,221.68       18,710.48
                                  10/31/2005      21,572.47       18,240.54
                                  11/30/2005      22,479.80       18,980.48
   2006                           12/31/2005      22,555.25       18,834.75
                                   1/31/2006      24,545.42       20,392.26
                                   2/28/2006      24,460.37       20,390.87
                                   3/31/2006      25,951.07       21,378.52
                                   4/30/2006      26,206.58       21,435.69
                                   5/31/2006      25,056.80       20,548.04
                                   6/30/2006      25,068.95       20,800.47
                                   7/31/2006      24,130.04       20,512.00
                                   8/31/2006      24,599.49       21,125.09
                                   9/30/2006      24,892.86       21,331.32
                                  10/31/2006      26,245.36       22,417.00
                                  11/30/2006      27,041.45       23,056.21
   2007                           12/31/2006      27,415.89       23,257.08
                                   1/31/2007      28,019.15       23,605.46
                                   2/28/2007      27,954.18       23,315.56
                                   3/31/2007      28,258.01       23,596.94
                                   4/30/2007      28,768.75       23,841.80
                                   5/31/2007      29,818.10       24,715.98
                                   6/30/2007      29,357.03       24,139.89
                                   7/31/2007      27,113.12       22,085.27
                                   8/31/2007      26,908.28       22,527.77
                                   9/30/2007      26,834.13       22,629.49
                                  10/31/2007      27,133.32       22,875.94
                                  11/30/2007      24,767.81       21,162.09
   2008                           12/31/2007      24,469.88       20,983.18
                                   1/31/2008      23,505.05       20,122.10
                                   2/29/2008      22,837.87       19,322.39
                                   3/31/2008      23,030.84       19,614.16
                                   4/30/2008      23,412.11       20,234.77
                                   5/31/2008      24,380.75       20,926.58
                                   6/30/2008      21,917.37       18,918.67
                                   7/31/2008      22,371.40       19,888.50
                                   8/31/2008      23,300.11       20,833.21
                                   9/30/2008      21,694.16       19,856.65
                                  10/31/2008      16,891.64       15,889.75
                                  11/30/2008      14,697.38       14,049.57
   2009                           12/31/2008      15,468.52       14,913.85
                                   1/31/2009      13,260.22       12,783.42
                                   2/28/2009      11,575.22       11,007.80
                                   3/31/2009      12,778.80       11,985.13
                                   4/30/2009      15,290.60       13,886.86
                                   5/31/2009      15,782.49       14,187.14
                                   6/30/2009      15,838.32       14,142.41
                                   7/31/2009      17,967.58       15,777.86
                                   8/31/2009      18,890.61       16,524.63
                                   9/30/2009      20,087.10       17,353.41
                                  10/31/2009      18,575.05       16,201.02
                                  11/30/2009      19,152.57       16,716.58
   2010                           12/31/2009      20,669.28       17,982.70
                                   1/31/2010      20,016.45       17,455.63
                                   2/28/2010      21,248.40       18,265.03
                                   3/31/2010      23,131.21       19,784.25
                                   4/30/2010      25,006.14       21,168.53
                                   5/31/2010      22,530.81       19,379.83
                                   6/30/2010      20,245.07       17,688.07
                                   7/31/2010      22,004.14       18,950.68
                                   8/31/2010      20,160.81       17,525.71
                                   9/30/2010      22,768.52       19,407.42
                                  10/31/2010      23,717.65       20,159.33
                                  11/30/2010      24,782.78       20,671.68
   2011                           12/31/2010      27,056.63       22,389.18
                                   1/31/2011      27,141.28       22,401.39
                                   2/28/2011      28,844.89       23,538.86
                                   3/31/2011      29,437.45       23,865.96
                                   4/30/2011      29,807.80       24,253.74
                                   5/31/2011      28,876.63       23,819.27
                                   6/30/2011      28,354.36       23,233.57
                                   7/31/2011      27,538.79       22,465.29
                                   8/31/2011      24,626.03       20,480.98
                                   9/30/2011      21,528.84       18,244.25
   10/11                          10/31/2011      24,934.83       20,873.30

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.13% -1.02% 9.57%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Core Equity
                                    ROUNDED      1 Portfolio-      RUSSELL
                                   COR1 - 303 Institutional Class 3000 INDEX
    9/15/2005                      ---------- ------------------- ----------
    09/05                           9/15/2005      10,000.00      10,000.00
                                    9/30/2005      10,040.00      10,026.07
                                   10/31/2005       9,820.00       9,838.29
                                   11/30/2005      10,220.00      10,221.00
                                   12/31/2005      10,223.79      10,229.42
                                    1/31/2006      10,635.96      10,571.16
                                    2/28/2006      10,656.06      10,589.96
                                    3/31/2006      10,892.74      10,773.03
                                    4/30/2006      11,023.61      10,889.90
                                    5/31/2006      10,641.06      10,541.27
                                    6/30/2006      10,643.53      10,559.89
                                    7/31/2006      10,532.45      10,550.00
                                    8/31/2006      10,784.91      10,808.11
                                    9/30/2006      11,008.94      11,050.04
                                   10/31/2006      11,414.05      11,447.81
                                   11/30/2006      11,686.05      11,696.88
    2007                           12/31/2006      11,828.32      11,836.98
                                    1/31/2007      12,052.84      12,062.28
                                    2/28/2007      11,920.17      11,864.41
                                    3/31/2007      12,038.99      11,987.90
                                    4/30/2007      12,489.05      12,466.78
                                    5/31/2007      12,969.79      12,921.10
                                    6/30/2007      12,760.03      12,679.16
                                    7/31/2007      12,226.22      12,246.76
                                    8/31/2007      12,349.41      12,422.56
                                    9/30/2007      12,703.61      12,875.45
                                   10/31/2007      12,899.37      13,111.64
                                   11/30/2007      12,232.77      12,521.37
    2008                           12/31/2007      12,158.56      12,445.60
                                    1/31/2008      11,464.67      11,691.25
                                    2/29/2008      11,122.90      11,328.12
                                    3/31/2008      11,043.49      11,261.29
                                    4/30/2008      11,594.10      11,824.45
                                    5/31/2008      11,895.38      12,066.69
                                    6/30/2008      10,876.71      11,070.94
                                    7/31/2008      10,876.71      10,982.64
                                    8/31/2008      11,116.56      11,152.87
                                    9/30/2008      10,086.11      10,104.24
                                   10/31/2008       8,213.69       8,312.15
                                   11/30/2008       7,519.57       7,656.00
    2009                           12/31/2008       7,717.62       7,802.46
                                    1/31/2009       7,019.86       7,147.67
                                    2/28/2009       6,269.24       6,398.92
                                    3/31/2009       6,845.38       6,959.42
                                    4/30/2009       7,674.48       7,691.79
                                    5/31/2009       8,035.88       8,102.26
                                    6/30/2009       8,072.08       8,129.80
                                    7/31/2009       8,755.43       8,762.60
                                    8/31/2009       9,075.75       9,075.70
                                    9/30/2009       9,505.93       9,455.93
                                   10/31/2009       9,169.77       9,212.73
                                   11/30/2009       9,631.48       9,736.23
    2010                           12/31/2009      10,020.22      10,013.69
                                    1/31/2010       9,696.98       9,652.72
                                    2/28/2010      10,074.09       9,979.96
                                    3/31/2010      10,743.74      10,608.97
                                    4/30/2010      11,078.47      10,837.92
                                    5/31/2010      10,203.85       9,981.75
                                    6/30/2010       9,546.47       9,407.92
                                    7/31/2010      10,229.14      10,061.04
                                    8/31/2010       9,676.50       9,587.44
                                    9/30/2010      10,663.53      10,492.66
                                   10/31/2010      11,077.01      10,902.68
                                   11/30/2010      11,218.46      10,965.62
    2011                           12/31/2010      12,035.14      11,708.97
                                    1/31/2011      12,275.84      11,964.71
                                    2/28/2011      12,768.19      12,400.32
                                    3/31/2011      12,903.07      12,456.26
                                    4/30/2011      13,253.87      12,827.01
                                    5/31/2011      13,067.51      12,680.66
                                    6/30/2011      12,825.77      12,452.92
                                    7/31/2011      12,462.77      12,167.75
                                    8/31/2011      11,593.79      11,437.75
                                    9/30/2011      10,579.30      10,550.23
    10/11                          10/31/2011      11,904.47      11,764.48

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/15/2005
                     --------------  ----  ----- ---------
                                     7.47% 0.84%   2.89%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Core Equity
                                    ROUNDED      2 Portfolio-      RUSSELL
                                   COR2 - 304 Institutional Class 3000 INDEX
    9/15/2005                      ---------- ------------------- ----------
    09/05                           9/15/2005      10,000.00      10,000.00
                                    9/30/2005      10,050.00      10,026.07
                                   10/31/2005       9,830.00       9,838.29
                                   11/30/2005      10,240.00      10,221.00
                                   12/31/2005      10,246.91      10,229.42
                                    1/31/2006      10,739.16      10,571.16
                                    2/28/2006      10,759.25      10,589.96
                                    3/31/2006      11,015.88      10,773.03
                                    4/30/2006      11,176.84      10,889.90
                                    5/31/2006      10,774.44      10,541.27
                                    6/30/2006      10,765.83      10,559.89
                                    7/31/2006      10,644.75      10,550.00
                                    8/31/2006      10,886.90      10,808.11
                                    9/30/2006      11,109.73      11,050.04
                                   10/31/2006      11,534.69      11,447.81
                                   11/30/2006      11,826.73      11,696.88
    2007                           12/31/2006      11,988.23      11,836.98
                                    1/31/2007      12,212.50      12,062.28
                                    2/28/2007      12,090.17      11,864.41
                                    3/31/2007      12,218.05      11,987.90
                                    4/30/2007      12,636.90      12,466.78
                                    5/31/2007      13,147.69      12,921.10
                                    6/30/2007      12,936.12      12,679.16
                                    7/31/2007      12,331.34      12,246.76
                                    8/31/2007      12,444.09      12,422.56
                                    9/30/2007      12,756.69      12,875.45
                                   10/31/2007      12,890.43      13,111.64
                                   11/30/2007      12,155.01      12,521.37
    2008                           12/31/2007      12,048.86      12,445.60
                                    1/31/2008      11,428.32      11,691.25
                                    2/29/2008      11,066.33      11,328.12
                                    3/31/2008      10,954.96      11,261.29
                                    4/30/2008      11,504.78      11,824.45
                                    5/31/2008      11,826.38      12,066.69
                                    6/30/2008      10,757.17      11,070.94
                                    7/31/2008      10,788.41      10,982.64
                                    8/31/2008      11,027.92      11,152.87
                                    9/30/2008      10,032.14      10,104.24
                                   10/31/2008       8,123.97       8,312.15
                                   11/30/2008       7,388.29       7,656.00
    2009                           12/31/2008       7,607.36       7,802.46
                                    1/31/2009       6,814.92       7,147.67
                                    2/28/2009       6,022.49       6,398.92
                                    3/31/2009       6,614.97       6,959.42
                                    4/30/2009       7,538.73       7,691.79
                                    5/31/2009       7,899.74       8,102.26
                                    6/30/2009       7,889.10       8,129.80
                                    7/31/2009       8,603.39       8,762.60
                                    8/31/2009       8,955.20       9,075.70
                                    9/30/2009       9,401.70       9,455.93
                                   10/31/2009       8,990.28       9,212.73
                                   11/30/2009       9,397.46       9,736.23
    2010                           12/31/2009       9,825.03      10,013.69
                                    1/31/2010       9,524.04       9,652.72
                                    2/28/2010       9,921.77       9,979.96
                                    3/31/2010      10,630.67      10,608.97
                                    4/30/2010      11,018.42      10,837.92
                                    5/31/2010      10,145.99       9,981.75
                                    6/30/2010       9,432.16       9,407.92
                                    7/31/2010      10,123.64      10,061.04
                                    8/31/2010       9,518.60       9,587.44
                                    9/30/2010      10,524.42      10,492.66
                                   10/31/2010      10,915.01      10,902.68
                                   11/30/2010      11,088.61      10,965.62
    2011                           12/31/2010      11,968.23      11,708.97
                                    1/31/2011      12,197.34      11,964.71
                                    2/28/2011      12,742.84      12,400.32
                                    3/31/2011      12,896.99      12,456.26
                                    4/30/2011      13,192.09      12,827.01
                                    5/31/2011      12,984.42      12,680.66
                                    6/30/2011      12,729.15      12,452.92
                                    7/31/2011      12,301.56      12,167.75
                                    8/31/2011      11,369.62      11,437.75
                                    9/30/2011      10,290.37      10,550.23
    10/11                          10/31/2011      11,677.10      11,764.48

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/15/2005
                     --------------  ----  ----- ---------
                                     6.98% 0.25%   2.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 2500(R) INDEX
DECEMBER 30, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                              U.S. Vector Equity
                                    ROUNDED       Portfolio-       RUSSELL
                                   VECT - 305 Institutional Class 2500 INDEX
    12/30/2005                     ---------- ------------------- ----------
    12/05                          12/30/2005      10,000.00      10,000.00
                                   12/31/2005      10,000.00      10,000.00
                                    1/31/2006      10,810.00      10,707.37
                                    2/28/2006      10,800.00      10,698.43
                                    3/31/2006      11,195.70      11,114.27
                                    4/30/2006      11,315.87      11,153.28
                                    5/31/2006      10,865.24      10,626.48
                                    6/30/2006      10,844.62      10,631.80
                                    7/31/2006      10,623.71      10,297.36
                                    8/31/2006      10,864.70      10,558.30
                                    9/30/2006      11,050.09      10,686.89
                                   10/31/2006      11,533.16      11,200.39
                                   11/30/2006      11,865.26      11,565.75
    2007                           12/31/2006      12,000.89      11,616.48
                                    1/31/2007      12,236.81      11,929.91
                                    2/28/2007      12,154.75      11,913.15
                                    3/31/2007      12,267.96      12,029.08
                                    4/30/2007      12,627.58      12,339.03
                                    5/31/2007      13,151.58      12,854.61
                                    6/30/2007      12,951.14      12,623.94
                                    7/31/2007      12,219.61      11,898.66
                                    8/31/2007      12,281.43      12,024.84
                                    9/30/2007      12,496.25      12,307.99
                                   10/31/2007      12,578.94      12,624.16
                                   11/30/2007      11,762.39      11,850.46
    2008                           12/31/2007      11,631.77      11,776.65
                                    1/31/2008      11,081.34      11,057.29
                                    2/29/2008      10,707.46      10,753.54
                                    3/31/2008      10,663.12      10,673.96
                                    4/30/2008      11,142.13      11,248.63
                                    5/31/2008      11,517.00      11,782.79
                                    6/30/2008      10,416.83      10,821.91
                                    7/31/2008      10,500.41      10,896.99
                                    8/31/2008      10,803.41      11,208.64
                                    9/30/2008       9,892.44      10,094.84
                                   10/31/2008       7,846.81       7,920.14
                                   11/30/2008       6,986.60       7,061.28
    2009                           12/31/2008       7,306.84       7,444.66
                                    1/31/2009       6,417.31       6,774.57
                                    2/28/2009       5,612.50       6,042.10
                                    3/31/2009       6,178.31       6,593.63
                                    4/30/2009       7,177.90       7,609.72
                                    5/31/2009       7,486.28       7,841.52
                                    6/30/2009       7,489.59       7,930.38
                                    7/31/2009       8,257.75       8,645.90
                                    8/31/2009       8,641.83       8,999.12
                                    9/30/2009       9,092.77       9,521.24
                                   10/31/2009       8,590.00       8,970.17
                                   11/30/2009       8,910.92       9,331.90
    2010                           12/31/2009       9,441.99      10,004.76
                                    1/31/2010       9,173.45       9,669.84
                                    2/28/2010       9,624.60      10,150.60
                                    3/31/2010      10,346.73      10,926.40
                                    4/30/2010      10,873.75      11,443.96
                                    5/31/2010      10,002.56      10,591.65
                                    6/30/2010       9,226.60       9,835.73
                                    7/31/2010       9,905.66      10,527.79
                                    8/31/2010       9,226.60       9,904.49
                                    9/30/2010      10,242.67      11,037.14
                                   10/31/2010      10,621.22      11,460.40
                                   11/30/2010      10,880.81      11,782.83
    2011                           12/31/2010      11,813.41      12,676.91
                                    1/31/2011      11,976.43      12,846.87
                                    2/28/2011      12,585.03      13,473.74
                                    3/31/2011      12,793.92      13,779.87
                                    4/30/2011      13,055.02      14,177.73
                                    5/31/2011      12,804.80      14,007.78
                                    6/30/2011      12,529.70      13,699.17
                                    7/31/2011      12,071.69      13,177.71
                                    8/31/2011      11,013.92      12,098.98
                                    9/30/2011       9,821.94      10,792.05
    10/11                          10/31/2011      11,243.83      12,373.94

                    AVERAGE ANNUAL  ONE   FIVE      FROM
                    TOTAL RETURN    YEAR  YEARS  12/30/2005
                    --------------  ----  -----  ----------
                                    5.86% -0.51%    2.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                U.S. Small Cap
                                  ROUNDED   Portfolio-Institutional  RUSSELL
                                 610F - 31           Class          2000 INDEX
  10/31/2001                     ---------- ----------------------- ----------
  10/01                          10/31/2001        10,000.00        10,000.00
                                 11/30/2001        10,776.70        10,774.00
                                 12/31/2001        11,495.97        11,438.76
                                  1/31/2002        11,413.80        11,319.79
                                  2/28/2002        11,109.76        11,009.63
                                  3/31/2002        12,054.75        11,894.80
                                  4/30/2002        12,087.62        12,003.05
                                  5/31/2002        11,578.14        11,470.11
                                  6/30/2002        10,986.50        10,901.19
                                  7/31/2002         9,408.78         9,255.11
                                  8/31/2002         9,417.00         9,231.05
                                  9/30/2002         8,702.10         8,568.26
                                 10/31/2002         9,030.79         8,843.30
                                 11/30/2002         9,836.08         9,632.13
  2003                           12/31/2002         9,295.32         9,095.62
                                  1/31/2003         9,045.44         8,843.67
                                  2/28/2003         8,753.92         8,576.59
                                  3/31/2003         8,837.21         8,687.23
                                  4/30/2003         9,728.43         9,510.78
                                  5/31/2003        10,819.55        10,531.28
                                  6/30/2003        11,111.07        10,721.90
                                  7/31/2003        11,810.71        11,393.09
                                  8/31/2003        12,402.08        11,914.89
                                  9/30/2003        12,210.51        11,694.47
                                 10/31/2003        13,276.64        12,676.80
                                 11/30/2003        13,759.73        13,126.83
  2004                           12/31/2003        14,081.46        13,393.30
                                  1/31/2004        14,708.98        13,974.57
                                  2/29/2004        14,834.48        14,100.34
                                  3/31/2004        14,909.78        14,231.48
                                  4/30/2004        14,299.00        13,505.67
                                  5/31/2004        14,449.60        13,720.41
                                  6/30/2004        15,081.01        14,298.04
                                  7/31/2004        14,000.20        13,335.78
                                  8/31/2004        13,799.12        13,267.77
                                  9/30/2004        14,473.97        13,890.03
                                 10/31/2004        14,750.70        14,163.66
                                 11/30/2004        16,042.12        15,391.65
  2005                           12/31/2004        16,598.11        15,847.24
                                  1/31/2005        15,945.38        15,186.41
                                  2/28/2005        16,225.12        15,443.07
                                  3/31/2005        15,756.97        15,001.39
                                  4/30/2005        14,773.22        14,141.81
                                  5/31/2005        15,790.89        15,067.41
                                  6/30/2005        16,386.82        15,648.59
                                  7/31/2005        17,507.57        16,639.99
                                  8/31/2005        17,261.35        16,331.46
                                  9/30/2005        17,371.59        16,382.71
                                 10/31/2005        16,835.64        15,874.05
                                 11/30/2005        17,652.33        16,644.64
  2006                           12/31/2005        17,607.88        16,568.59
                                  1/31/2006        19,207.77        18,054.33
                                  2/28/2006        19,171.62        18,004.61
                                  3/31/2006        20,050.84        18,878.12
                                  4/30/2006        20,096.06        18,875.06
                                  5/31/2006        19,001.72        17,815.02
                                  6/30/2006        18,889.99        17,929.61
                                  7/31/2006        18,165.19        17,346.19
                                  8/31/2006        18,672.55        17,859.74
                                  9/30/2006        18,826.48        18,008.44
                                 10/31/2006        19,888.54        19,045.32
                                 11/30/2006        20,387.79        19,546.32
  2007                           12/31/2006        20,532.96        19,611.76
                                  1/31/2007        20,840.14        19,939.96
                                  2/28/2007        20,734.55        19,781.73
                                  3/31/2007        20,951.89        19,993.50
                                  4/30/2007        21,336.15        20,352.63
                                  5/31/2007        22,143.10        21,187.22
                                  6/30/2007        21,901.09        20,877.28
                                  7/31/2007        20,581.63        19,449.38
                                  8/31/2007        20,870.56        19,890.22
                                  9/30/2007        21,134.26        20,231.63
                                 10/31/2007        21,549.80        20,812.09
                                 11/30/2007        19,945.64        19,317.66
  2008                           12/31/2007        19,904.91        19,305.61
                                  1/31/2008        18,527.90        17,989.07
                                  2/29/2008        17,931.89        17,322.27
                                  3/31/2008        17,996.23        17,395.03
                                  4/30/2008        18,562.79        18,123.36
                                  5/31/2008        19,448.70        18,955.89
                                  6/30/2008        17,707.87        17,496.52
                                  7/31/2008        18,265.44        18,144.00
                                  8/31/2008        18,926.26        18,799.00
                                  9/30/2008        17,413.19        17,301.09
                                 10/31/2008        13,829.03        13,701.95
                                 11/30/2008        12,140.54        12,081.19
  2009                           12/31/2008        12,737.23        12,782.40
                                  1/31/2009        11,327.78        11,360.72
                                  2/28/2009         9,960.09         9,980.13
                                  3/31/2009        10,985.59        10,871.03
                                  4/30/2009        13,025.77        12,551.49
                                  5/31/2009        13,486.12        12,929.91
                                  6/30/2009        13,835.56        13,119.82
                                  7/31/2009        15,272.61        14,383.40
                                  8/31/2009        15,818.06        14,795.84
                                  9/30/2009        16,803.70        15,649.22
                                 10/31/2009        15,637.94        14,586.71
                                 11/30/2009        16,037.03        15,044.60
  2010                           12/31/2009        17,366.13        16,255.60
                                  1/31/2010        16,839.24        15,657.20
                                  2/28/2010        17,661.18        16,362.50
                                  3/31/2010        19,108.21        17,694.22
                                  4/30/2010        20,405.29        18,695.61
                                  5/31/2010        18,812.94        17,277.48
                                  6/30/2010        17,308.90        15,938.58
                                  7/31/2010        18,555.06        17,033.87
                                  8/31/2010        17,139.93        15,772.72
                                  9/30/2010        19,377.30        17,737.94
                                 10/31/2010        20,171.02        18,463.80
                                 11/30/2010        21,017.65        19,104.01
  2011                           12/31/2010        22,697.88        20,621.02
                                  1/31/2011        22,719.13        20,567.88
                                  2/28/2011        23,994.29        21,695.86
                                  3/31/2011        24,681.18        22,258.13
                                  4/30/2011        25,266.05        22,845.87
                                  5/31/2011        24,755.62        22,417.54
                                  6/30/2011        24,360.13        21,900.69
                                  7/31/2011        23,508.00        21,109.08
                                  8/31/2011        21,398.99        19,272.54
                                  9/30/2011        19,022.65        17,112.05
  10/11                          10/31/2011        21,936.90        19,702.10

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       8.76% 1.98% 8.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                U.S. Micro Cap
                                    ROUNDED       Portfolio-       RUSSELL
                                    FUND - 1  Institutional Class 2000 INDEX
    10/31/2001                     ---------- ------------------- ----------
    10/01                          10/31/2001      10,000.00      10,000.00
                                   11/30/2001      10,673.72      10,774.00
                                   12/31/2001      11,390.75      11,438.76
                                    1/31/2002      11,515.92      11,319.79
                                    2/28/2002      11,197.30      11,009.63
                                    3/31/2002      12,187.30      11,894.80
                                    4/30/2002      12,483.17      12,003.05
                                    5/31/2002      12,141.79      11,470.11
                                    6/30/2002      11,709.37      10,901.19
                                    7/31/2002      10,013.84       9,255.11
                                    8/31/2002       9,956.95       9,231.05
                                    9/30/2002       9,285.57       8,568.26
                                   10/31/2002       9,524.53       8,843.30
                                   11/30/2002      10,321.09       9,632.13
    2003                           12/31/2002       9,878.82       9,095.62
                                    1/31/2003       9,658.77       8,843.67
                                    2/28/2003       9,380.82       8,576.59
                                    3/31/2003       9,485.05       8,687.23
                                    4/30/2003      10,365.23       9,510.78
                                    5/31/2003      11,569.68      10,531.28
                                    6/30/2003      12,079.26      10,721.90
                                    7/31/2003      12,971.01      11,393.09
                                    8/31/2003      13,584.82      11,914.89
                                    9/30/2003      13,596.40      11,694.47
                                   10/31/2003      14,812.43      12,676.80
                                   11/30/2003      15,449.40      13,126.83
    2004                           12/31/2003      15,876.96      13,393.30
                                    1/31/2004      16,794.77      13,974.57
                                    2/29/2004      16,878.21      14,100.34
                                    3/31/2004      16,902.05      14,231.48
                                    4/30/2004      16,210.71      13,505.67
                                    5/31/2004      16,210.71      13,720.41
                                    6/30/2004      16,926.21      14,298.04
                                    7/31/2004      15,661.81      13,335.78
                                    8/31/2004      15,423.25      13,267.77
                                    9/30/2004      16,195.29      13,890.03
                                   10/31/2004      16,493.65      14,163.66
                                   11/30/2004      17,973.54      15,391.65
    2005                           12/31/2004      18,796.42      15,847.24
                                    1/31/2005      18,025.67      15,186.41
                                    2/28/2005      18,174.84      15,443.07
                                    3/31/2005      17,588.11      15,001.39
                                    4/30/2005      16,493.52      14,141.81
                                    5/31/2005      17,488.60      15,067.41
                                    6/30/2005      18,279.15      15,648.59
                                    7/31/2005      19,673.75      16,639.99
                                    8/31/2005      19,399.81      16,331.46
                                    9/30/2005      19,518.00      16,382.71
                                   10/31/2005      18,969.61      15,874.05
                                   11/30/2005      19,829.59      16,644.64
    2006                           12/31/2005      19,865.16      16,568.59
                                    1/31/2006      21,680.87      18,054.33
                                    2/28/2006      21,734.67      18,004.61
                                    3/31/2006      22,723.62      18,878.12
                                    4/30/2006      22,629.44      18,875.06
                                    5/31/2006      21,297.51      17,815.02
                                    6/30/2006      21,108.04      17,929.61
                                    7/31/2006      20,380.64      17,346.19
                                    8/31/2006      20,946.39      17,859.74
                                    9/30/2006      21,062.99      18,008.44
                                   10/31/2006      22,209.92      19,045.32
                                   11/30/2006      22,709.17      19,546.32
    2007                           12/31/2006      23,075.56      19,611.76
                                    1/31/2007      23,340.12      19,939.96
                                    2/28/2007      23,222.54      19,781.73
                                    3/31/2007      23,459.62      19,993.50
                                    4/30/2007      23,812.62      20,352.63
                                    5/31/2007      24,562.74      21,187.22
                                    6/30/2007      24,480.80      20,877.28
                                    7/31/2007      22,888.07      19,449.38
                                    8/31/2007      23,153.53      19,890.22
                                    9/30/2007      23,495.08      20,231.63
                                   10/31/2007      23,894.30      20,812.09
                                   11/30/2007      21,883.39      19,317.66
    2008                           12/31/2007      21,871.06      19,305.61
                                    1/31/2008      20,198.67      17,989.07
                                    2/29/2008      19,565.43      17,322.27
                                    3/31/2008      19,625.65      17,395.03
                                    4/30/2008      20,032.15      18,123.36
                                    5/31/2008      20,828.88      18,955.89
                                    6/30/2008      18,943.80      17,496.52
                                    7/31/2008      19,791.54      18,144.00
                                    8/31/2008      20,459.95      18,799.00
                                    9/30/2008      18,952.86      17,301.09
                                   10/31/2008      15,028.19      13,701.95
                                   11/30/2008      13,098.57      12,081.19
    2009                           12/31/2008      13,839.66      12,782.40
                                    1/31/2009      12,190.89      11,360.72
                                    2/28/2009      10,592.08       9,980.13
                                    3/31/2009      11,606.95      10,871.03
                                    4/30/2009      13,624.82      12,551.49
                                    5/31/2009      14,091.77      12,929.91
                                    6/30/2009      14,480.92      13,119.82
                                    7/31/2009      15,902.26      14,383.40
                                    8/31/2009      16,337.02      14,795.84
                                    9/30/2009      17,277.42      15,649.22
                                   10/31/2009      16,021.80      14,586.71
                                   11/30/2009      16,306.40      15,044.60
    2010                           12/31/2009      17,723.07      16,255.60
                                    1/31/2010      17,202.79      15,657.20
                                    2/28/2010      17,958.03      16,362.50
                                    3/31/2010      19,409.86      17,694.22
                                    4/30/2010      20,820.27      18,695.61
                                    5/31/2010      19,275.54      17,277.48
                                    6/30/2010      17,880.20      15,938.58
                                    7/31/2010      19,157.36      17,033.87
                                    8/31/2010      17,628.13      15,772.72
                                    9/30/2010      19,771.88      17,737.94
                                   10/31/2010      20,630.80      18,463.80
                                   11/30/2010      21,506.55      19,104.01
    2011                           12/31/2010      23,268.23      20,621.02
                                    1/31/2011      23,014.76      20,567.88
                                    2/28/2011      24,366.59      21,695.86
                                    3/31/2011      25,157.79      22,258.13
                                    4/30/2011      25,580.46      22,845.87
                                    5/31/2011      25,090.16      22,417.54
                                    6/30/2011      24,549.14      21,900.69
                                    7/31/2011      23,888.85      21,109.08
                                    8/31/2011      21,755.62      19,272.54
                                    9/30/2011      19,454.09      17,112.05
    10/11                          10/31/2011      22,456.16      19,702.10

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEATRS
                       --------------  ----  ----- ------
                                       8.85% 0.22%  8.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
DOW JONES U.S. SELECT REIT INDEXSM, S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                              DFA Real
                                          Estate Securities
                                             Portfolio-     DOW JONES
                                ROUNDED     Institutional   US SELECT  S&P 500
                               REIT - 36        Class       REIT INDEX  INDEX
10/31/2001                     ---------- ----------------- ---------- --------
10/01                          10/31/2001     10,000.00          10000    10000
                               11/30/2001     10,525.58     10603.6021 10767.06
                               12/31/2001     10,784.58     10874.6882 10861.39
                                1/31/2002     10,747.39      10832.058 10702.88
                                2/28/2002     10,948.20     11069.4105 10496.48
                                3/31/2002     11,632.47     11784.6457 10891.24
                                4/30/2002     11,706.84     11850.3651 10230.93
                                5/31/2002     11,863.03     12008.7591 10155.55
                                6/30/2002     12,182.85     12327.7181 9432.083
                                7/31/2002     11,565.53     11660.2501 8696.898
                                8/31/2002     11,595.28     11670.3119 8753.998
                                9/30/2002     11,178.77     11207.9456 7802.618
                               10/31/2002     10,613.51     10606.3559 8489.372
                               11/30/2002     11,089.52     11113.4177 8989.048
2003                           12/31/2002     11,235.24     11264.2388 8460.852
                                1/31/2003     10,951.80       10936.33 8239.177
                                2/28/2003     11,148.64     11135.4477  8115.59
                                3/31/2003     11,416.33     11406.5338 8194.392
                                4/30/2003     11,849.36     11846.1815 8869.364
                                5/31/2003     12,502.85     12516.9859 9336.691
                                6/30/2003     12,762.67     12787.1717 9456.201
                                7/31/2003     13,416.16     13467.1376 9622.913
                                8/31/2003     13,510.64     13579.3002  9810.56
                                9/30/2003     13,975.16     14056.8121 9706.372
                               10/31/2003     14,164.12     14264.5618 10255.46
                               11/30/2003     14,801.86     14893.1066 10345.71
2004                           12/31/2003     15,234.37     15339.6387 10888.24
                                1/31/2004     15,861.23     15953.5145 11088.09
                                2/29/2004     16,141.67      16219.146 11242.21
                                3/31/2004     17,065.46     17193.8697 11072.57
                                4/30/2004     14,615.76      14676.619 10898.73
                                5/31/2004     15,671.52     15790.8311 11048.26
                                6/30/2004     16,124.02     16263.5239 11263.03
                                7/31/2004     16,190.51     16344.8126 10890.23
                                8/31/2004     17,478.77     17694.5237 10934.12
                                9/30/2004     17,420.11     17610.1105 11052.53
                               10/31/2004     18,360.61     18591.3479 11221.41
                               11/30/2004     19,159.62     19419.3812 11675.43
2005                           12/31/2004     20,120.02     20426.7792 12072.75
                                1/31/2005     18,435.31     18625.1344 11778.48
                                2/28/2005     19,014.43     19226.1946 12026.29
                                3/31/2005     18,724.87     18934.9319 11813.31
                                4/30/2005     19,786.59     20071.7565 11589.21
                                5/31/2005     20,435.90     20735.8883 11957.98
                                6/30/2005     21,480.07     21816.9494 11974.96
                                7/31/2005     23,041.94     23481.3301 12420.43
                                8/31/2005     22,182.04     22579.9516 12307.15
                                9/30/2005     22,285.24     22677.4452 12406.84
                               10/31/2005     21,781.37     22195.6967 12200.02
                               11/30/2005     22,762.59     23226.6606 12661.42
2006                           12/31/2005     22,766.14     23249.6968 12665.86
                                1/31/2006     24,514.58     25072.1008 13001.25
                                2/28/2006     24,979.01     25608.7654 13036.48
                                3/31/2006     26,272.13      26919.818 13198.78
                                4/30/2006     25,279.53     25901.2461 13376.04
                                5/31/2006     24,523.69     25184.2633 12991.08
                                6/30/2006     25,879.45     26617.1167 13008.75
                                7/31/2006     26,767.42     27562.1846 13089.01
                                8/31/2006     27,710.33     28488.3998 13400.44
                                9/30/2006     28,263.93     29042.6991 13745.77
                               10/31/2006     30,036.20     30873.2054 14193.75
                               11/30/2006     31,464.37     32345.6705 14463.71
2007                           12/31/2006     30,794.54      31613.648  14666.6
                                1/31/2007     33,461.03     34429.3635 14888.41
                                2/28/2007     32,681.30        33658.1 14597.21
                                3/31/2007     31,869.65     32795.8037 14760.48
                                4/30/2007     31,840.64     32782.2997  15414.3
                                5/31/2007     31,840.65     32804.3298 15952.18
                                6/30/2007     28,853.96     29724.7303 15687.17
                                7/31/2007     26,581.92     27391.9283 15200.79
                                8/31/2007     28,190.87     29011.9659 15428.65
                                9/30/2007     29,292.76     30146.5898 16005.68
                               10/31/2007     29,624.31     30491.7673 16260.33
                               11/30/2007     26,602.07     27527.9957 15580.49
2008                           12/31/2007     25,044.28     26063.8845 15472.36
                                1/31/2008     25,054.97     25939.0752 14544.02
                                2/29/2008     24,103.25     24961.4354 14071.48
                                3/31/2008     25,619.00     26620.7212 14010.69
                                4/30/2008     27,129.78     28261.6892 14693.01
                                5/31/2008     27,183.35     28325.2389 14884.02
                                6/30/2008     24,199.34     25187.1226  13629.3
                                7/31/2008     24,900.61     25914.2323 13514.68
                                8/31/2008     25,515.57     26501.6096  13710.1
                                9/30/2008     25,461.63     26390.6874 12488.39
                               10/31/2008     17,434.74     17844.3964 10390.97
                               11/30/2008     13,399.72      13463.408 9645.414
2009                           12/31/2008     15,686.60     15846.7869 9748.042
                                1/31/2009     12,902.59     12981.4829 8926.414
                                2/28/2009     10,196.85     10144.8983  7975.93
                                3/31/2009     10,557.99     10471.6066 8674.583
                                4/30/2009     13,863.00     13907.1643 9504.827
                                5/31/2009     14,223.95     14263.9676 10036.43
                                6/30/2009     13,783.28     13765.5079  10056.3
                                7/31/2009     15,228.76      15199.294 10816.94
                                8/31/2009     17,288.85     17424.6249 11207.43
                                9/30/2009     18,446.00     18644.3189 11625.69
                               10/31/2009     17,605.45     17798.7563 11409.72
                               11/30/2009     18,814.46      19023.808 12094.07
2010                           12/31/2009     20,106.09     20356.0857 12327.73
                                1/31/2010     19,055.86     19191.7031  11884.3
                                2/28/2010     20,106.09     20281.6998 12252.44
                                3/31/2010     22,150.46     22353.7975  12991.8
                                4/30/2010     23,708.37     23933.8726  13196.9
                                5/31/2010     22,443.30     22644.9016 12143.13
                                6/30/2010     21,280.65     21430.4409 11507.46
                                7/31/2010     23,380.40     23549.3525 12313.71
                                8/31/2010     23,085.49     23234.3649 11757.82
                                9/30/2010     24,085.53     24263.4234 12807.13
                               10/31/2010     25,213.24      25385.898 13294.43
                               11/30/2010     24,714.67     24891.5982 13296.13
2011                           12/31/2010     25,870.51     26070.8955 14184.73
                                1/31/2011     26,782.46      26996.847 14520.92
                                2/28/2011     27,994.39     28229.8955 15018.39
                                3/31/2011     27,574.41     27816.5139 15024.36
                                4/30/2011     29,170.32     29465.8037  15469.3
                                5/31/2011     29,566.30     29923.4043 15294.21
                                6/30/2011     28,593.53     28920.2417 15039.27
                                7/31/2011     29,062.47     29446.5804 14733.46
                                8/31/2011     27,499.32     27833.0365 13933.12
                                9/30/2011     24,478.76      24716.152 12953.65
10/11                          10/31/2011     28,008.43     28347.8305 14369.39

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      11.09% -1.39% 10.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes. The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                   Large Cap           MSCI
                                                 International       WORLD EX
                                  ROUNDED   Portfolio-Institutional USA INDEX
                                 LCAP - 28           Class          (NET DIV.)
  10/31/2001                     ---------- ----------------------- ----------
  10/01                          10/31/2001        10,000.00        10,000.00
                                 11/30/2001        10,334.57        10,393.05
                                 12/31/2001        10,377.69        10,459.69
                                  1/31/2002         9,833.48         9,927.67
                                  2/28/2002         9,893.95         9,988.19
                                  3/31/2002        10,453.27        10,519.13
                                  4/30/2002        10,483.50        10,581.25
                                  5/31/2002        10,642.23        10,719.90
                                  6/30/2002        10,249.19        10,283.85
                                  7/31/2002         9,311.95         9,261.52
                                  8/31/2002         9,289.28         9,247.14
                                  9/30/2002         8,321.80         8,266.41
                                 10/31/2002         8,760.19         8,700.64
                                 11/30/2002         9,145.67         9,101.20
  2003                           12/31/2002         8,860.86         8,807.06
                                  1/31/2003         8,506.73         8,471.49
                                  2/28/2003         8,298.87         8,304.50
                                  3/31/2003         8,137.21         8,144.45
                                  4/30/2003         8,907.05         8,926.06
                                  5/31/2003         9,438.24         9,479.67
                                  6/30/2003         9,661.49         9,709.96
                                  7/31/2003         9,884.74         9,932.72
                                  8/31/2003        10,108.00        10,188.84
                                  9/30/2003        10,415.93        10,494.52
                                 10/31/2003        11,039.50        11,151.70
                                 11/30/2003        11,278.15        11,404.48
  2004                           12/31/2003        12,113.20        12,278.97
                                  1/31/2004        12,269.80        12,449.94
                                  2/29/2004        12,543.85        12,736.28
                                  3/31/2004        12,637.82        12,800.04
                                  4/30/2004        12,246.31        12,464.99
                                  5/31/2004        12,340.27        12,523.26
                                  6/30/2004        12,683.06        12,812.46
                                  7/31/2004        12,208.03        12,421.74
                                  8/31/2004        12,287.20        12,473.38
                                  9/30/2004        12,528.37        12,836.97
                                 10/31/2004        12,949.96        13,298.30
                                 11/30/2004        13,769.27        14,182.70
  2005                           12/31/2004        14,392.05        14,781.87
                                  1/31/2005        14,135.34        14,490.86
                                  2/28/2005        14,680.85        15,135.50
                                  3/31/2005        14,335.02        14,791.94
                                  4/30/2005        14,045.75        14,414.77
                                  5/31/2005        13,957.36        14,441.06
                                  6/30/2005        14,158.44        14,677.11
                                  7/31/2005        14,589.46        15,151.11
                                  8/31/2005        15,126.19        15,569.39
                                  9/30/2005        15,627.40        16,279.93
                                 10/31/2005        15,284.30        15,753.88
                                 11/30/2005        15,521.20        16,171.07
  2006                           12/31/2005        16,331.29        16,920.86
                                  1/31/2006        17,285.18        17,991.10
                                  2/28/2006        17,170.06        17,930.68
                                  3/31/2006        17,803.23        18,499.33
                                  4/30/2006        18,667.46        19,383.92
                                  5/31/2006        17,992.54        18,647.48
                                  6/30/2006        17,921.72        18,623.47
                                  7/31/2006        18,113.62        18,797.96
                                  8/31/2006        18,589.19        19,332.22
                                  9/30/2006        18,581.75        19,316.65
                                 10/31/2006        19,295.14        20,080.04
                                 11/30/2006        19,867.15        20,678.14
  2007                           12/31/2006        20,391.13        21,271.04
                                  1/31/2007        20,652.66        21,400.80
                                  2/28/2007        20,711.72        21,572.00
                                  3/31/2007        21,284.46        22,124.75
                                  4/30/2007        22,036.17        23,131.37
                                  5/31/2007        22,720.32        23,645.05
                                  6/30/2007        22,677.99        23,668.78
                                  7/31/2007        22,250.10        23,341.60
                                  8/31/2007        22,096.06        23,003.73
                                  9/30/2007        23,308.29        24,310.66
                                 10/31/2007        24,348.99        25,367.46
                                 11/30/2007        23,479.90        24,375.45
  2008                           12/31/2007        22,932.03        23,917.24
                                  1/31/2008        21,195.02        21,760.83
                                  2/29/2008        21,177.48        22,155.18
                                  3/31/2008        21,103.41        21,838.92
                                  4/30/2008        22,219.67        23,052.85
                                  5/31/2008        22,685.51        23,402.67
                                  6/30/2008        20,878.77        21,582.81
                                  7/31/2008        20,118.73        20,814.76
                                  8/31/2008        19,260.33        20,009.79
                                  9/30/2008        16,918.09        17,120.81
                                 10/31/2008        13,350.99        13,559.35
                                 11/30/2008        12,548.67        12,824.03
  2009                           12/31/2008        13,428.09        13,500.05
                                  1/31/2009        11,919.93        12,240.40
                                  2/28/2009        10,720.67        11,001.28
                                  3/31/2009        11,545.35        11,726.22
                                  4/30/2009        12,858.56        13,238.41
                                  5/31/2009        14,655.12        14,912.63
                                  6/30/2009        14,451.82        14,758.20
                                  7/31/2009        15,839.64        16,143.96
                                  8/31/2009        16,459.53        16,917.67
                                  9/30/2009        17,160.66        17,615.66
                                 10/31/2009        16,715.41        17,332.88
                                 11/30/2009        17,336.90        17,761.74
  2010                           12/31/2009        17,542.65        18,044.88
                                  1/31/2010        16,635.11        17,199.03
                                  2/28/2010        16,747.39        17,181.80
                                  3/31/2010        17,802.54        18,287.85
                                  4/30/2010        17,455.68        18,015.17
                                  5/31/2010        15,552.62        16,027.20
                                  6/30/2010        15,299.87        15,795.35
                                  7/31/2010        16,879.33        17,255.24
                                  8/31/2010        16,298.93        16,739.48
                                  9/30/2010        17,902.86        18,345.25
                                 10/31/2010        18,552.48        18,998.78
                                 11/30/2010        17,740.45        18,194.20
  2011                           12/31/2010        19,165.33        19,659.22
                                  1/31/2011        19,598.50        20,082.72
                                  2/28/2011        20,368.57        20,827.38
                                  3/31/2011        19,902.08        20,410.15
                                  4/30/2011        21,041.00        21,521.72
                                  5/31/2011        20,442.59        20,883.72
                                  6/30/2011        20,153.06        20,586.29
                                  7/31/2011        19,741.57        20,246.71
                                  8/31/2011        18,085.83        18,534.99
                                  9/30/2011        16,094.57        16,673.65
  10/11                          10/31/2011        17,651.79        18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -4.86% -1.76% 5.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                              International Core    MSCI WORLD
                                                    Equity            EX USA
                                  ROUNDED   Portfolio-Institutional   INDEX
                                 DICE - 306          Class          (NET DIV.)
  9/15/2005                      ---------- ----------------------- ----------
  09/05                           9/15/2005        10,000.00        10,000.00
                                  9/30/2005        10,100.00        10,170.84
                                 10/31/2005         9,860.00         9,842.19
                                 11/30/2005        10,070.00        10,102.83
                                 12/31/2005        10,636.31        10,571.26
                                  1/31/2006        11,328.67        11,239.89
                                  2/28/2006        11,338.71        11,202.14
                                  3/31/2006        11,781.28        11,557.40
                                  4/30/2006        12,343.25        12,110.04
                                  5/31/2006        11,841.49        11,649.96
                                  6/30/2006        11,702.59        11,634.96
                                  7/31/2006        11,763.43        11,743.97
                                  8/31/2006        12,108.22        12,077.74
                                  9/30/2006        12,173.07        12,068.02
                                 10/31/2006        12,651.84        12,544.95
                                 11/30/2006        13,096.89        12,918.61
  2007                           12/31/2006        13,502.22        13,289.02
                                  1/31/2007        13,748.65        13,370.09
                                  2/28/2007        13,820.53        13,477.04
                                  3/31/2007        14,258.15        13,822.37
                                  4/30/2007        14,792.32        14,451.26
                                  5/31/2007        15,203.22        14,772.18
                                  6/30/2007        15,111.55        14,787.00
                                  7/31/2007        14,851.72        14,582.59
                                  8/31/2007        14,571.11        14,371.51
                                  9/30/2007        15,193.08        15,188.01
                                 10/31/2007        15,913.09        15,848.24
                                 11/30/2007        15,040.00        15,228.49
  2008                           12/31/2007        14,649.07        14,942.22
                                  1/31/2008        13,545.08        13,595.01
                                  2/29/2008        13,566.31        13,841.38
                                  3/31/2008        13,628.77        13,643.80
                                  4/30/2008        14,192.20        14,402.20
                                  5/31/2008        14,426.08        14,620.75
                                  6/30/2008        13,086.00        13,483.80
                                  7/31/2008        12,566.88        13,003.96
                                  8/31/2008        12,091.03        12,501.06
                                  9/30/2008        10,548.31        10,696.18
                                 10/31/2008         8,157.76         8,471.16
                                 11/30/2008         7,665.67         8,011.77
  2009                           12/31/2008         8,201.80         8,434.12
                                  1/31/2009         7,312.45         7,647.15
                                  2/28/2009         6,543.87         6,873.02
                                  3/31/2009         7,095.45         7,325.92
                                  4/30/2009         8,164.17         8,270.66
                                  5/31/2009         9,398.16         9,316.62
                                  6/30/2009         9,319.18         9,220.14
                                  7/31/2009        10,245.52        10,085.89
                                  8/31/2009        10,814.71        10,569.26
                                  9/30/2009        11,340.07        11,005.33
                                 10/31/2009        10,997.28        10,828.66
                                 11/30/2009        11,289.34        11,096.59
  2010                           12/31/2009        11,424.48        11,273.48
                                  1/31/2010        10,940.01        10,745.04
                                  2/28/2010        10,951.27        10,734.28
                                  3/31/2010        11,768.61        11,425.28
                                  4/30/2010        11,712.20        11,254.92
                                  5/31/2010        10,335.62        10,012.95
                                  6/30/2010        10,163.34         9,868.10
                                  7/31/2010        11,237.98        10,780.16
                                  8/31/2010        10,780.69        10,457.94
                                  9/30/2010        11,933.21        11,461.14
                                 10/31/2010        12,369.23        11,869.43
                                 11/30/2010        11,875.84        11,366.77
  2011                           12/31/2010        13,013.38        12,282.04
                                  1/31/2011        13,348.54        12,546.62
                                  2/28/2011        13,799.27        13,011.84
                                  3/31/2011        13,557.45        12,751.18
                                  4/30/2011        14,287.47        13,445.63
                                  5/31/2011        13,847.14        13,047.04
                                  6/30/2011        13,602.18        12,861.23
                                  7/31/2011        13,296.78        12,649.07
                                  8/31/2011        12,122.15        11,579.68
                                  9/30/2011        10,709.05        10,416.81
  10/11                          10/31/2011        11,690.12        11,429.88

                    AVERAGE ANNUAL   ONE    FIVE    FROM
                    TOTAL RETURN     YEAR   YEAR  9/15/2005
                    --------------  -----  -----  ---------
                                    -5.49% -1.57%   2.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                 International MSCI WORLD
                                                 Small Company   EX USA
                                                  Portfolio-   SMALL CAP
                                       ROUNDED   Institutional INDEX (NET
                                      INTS - 89      Class       DIV.)
       10/31/2001                     ---------- ------------- ----------
       10/01                          10/31/2001   10,000.00   10,000.00
                                      11/30/2001   10,092.11   10,395.60
                                      12/31/2001    9,830.81   10,209.62
                                       1/31/2002    9,709.94   10,017.36
                                       2/28/2002   10,045.69   10,177.18
                                       3/31/2002   10,542.60   10,844.42
                                       4/30/2002   10,918.64   11,202.09
                                       5/31/2002   11,549.86   11,725.29
                                       6/30/2002   11,254.39   11,244.36
                                       7/31/2002   10,663.47   10,330.82
                                       8/31/2002   10,569.46   10,210.76
                                       9/30/2002    9,817.38    9,424.37
                                      10/31/2002    9,696.51    9,347.03
                                      11/30/2002    9,951.68    9,609.09
       2003                           12/31/2002   10,018.32    9,452.36
                                       1/31/2003    9,990.95    9,350.69
                                       2/28/2003   10,045.70    9,282.15
                                       3/31/2003   10,004.64    9,192.36
                                       4/30/2003   10,825.81   10,034.96
                                       5/31/2003   11,824.91   10,922.10
                                       6/30/2003   12,358.67   11,491.68
                                       7/31/2003   12,782.94   11,838.49
                                       8/31/2003   13,439.88   12,617.69
                                       9/30/2003   14,206.31   13,338.97
                                      10/31/2003   14,972.74   14,402.49
                                      11/30/2003   15,054.86   14,415.18
       2004                           12/31/2003   15,907.17   15,295.01
                                       1/31/2004   16,797.08   15,952.89
                                       2/29/2004   17,297.66   16,435.87
                                       3/31/2004   17,992.90   17,069.31
                                       4/30/2004   17,450.61   16,459.75
                                       5/31/2004   17,255.94   16,282.23
                                       6/30/2004   18,059.81   17,104.49
                                       7/31/2004   17,400.28   16,350.20
                                       8/31/2004   17,554.64   16,434.96
                                       9/30/2004   17,972.30   16,884.59
                                      10/31/2004   18,549.78   17,509.34
                                      11/30/2004   19,887.84   18,909.51
       2005                           12/31/2004   20,825.43   19,791.06
                                       1/31/2005   21,319.20   20,095.96
                                       2/28/2005   22,263.17   20,949.86
                                       3/31/2005   21,871.06   20,608.76
                                       4/30/2005   21,348.25   20,028.33
                                       5/31/2005   20,985.18   20,075.51
                                       6/30/2005   21,513.92   20,607.96
                                       7/31/2005   22,291.18   21,503.33
                                       8/31/2005   23,273.75   22,163.26
                                       9/30/2005   23,828.85   23,061.72
                                      10/31/2005   23,358.15   22,221.52
                                      11/30/2005   23,814.14   22,962.34
       2006                           12/31/2005   25,397.98   24,747.26
                                       1/31/2006   27,153.32   26,511.50
                                       2/28/2006   26,982.44   26,178.73
                                       3/31/2006   28,225.16   27,409.50
                                       4/30/2006   29,561.08   28,685.27
                                       5/31/2006   28,069.82   27,100.04
                                       6/30/2006   27,530.93   26,440.10
                                       7/31/2006   27,232.87   25,794.33
                                       8/31/2006   27,954.48   26,548.51
                                       9/30/2006   28,161.30   26,477.11
                                      10/31/2006   29,279.57   27,528.30
                                      11/30/2006   30,602.58   28,712.35
       2007                           12/31/2006   31,716.35   29,562.37
                                       1/31/2007   32,603.75   30,165.41
                                       2/28/2007   33,063.88   30,694.69
                                       3/31/2007   34,300.44   31,712.11
                                       4/30/2007   35,435.02   32,934.91
                                       5/31/2007   36,158.52   33,421.63
                                       6/30/2007   36,100.06   33,348.81
                                       7/31/2007   36,116.65   33,143.54
                                       8/31/2007   34,722.45   31,395.61
                                       9/30/2007   35,485.80   32,104.61
                                      10/31/2007   37,402.60   34,272.26
                                      11/30/2007   34,669.07   31,454.54
       2008                           12/31/2007   33,511.63   30,532.88
                                       1/31/2008   30,962.61   27,573.14
                                       2/29/2008   31,746.93   28,882.57
                                       3/31/2008   31,788.51   28,563.67
                                       4/30/2008   32,467.14   29,258.70
                                       5/31/2008   33,324.36   29,849.74
                                       6/30/2008   30,856.82   27,544.85
                                       7/31/2008   29,372.79   26,155.91
                                       8/31/2008   28,214.53   25,188.75
                                       9/30/2008   23,936.89   20,758.01
                                      10/31/2008   18,330.38   15,633.84
                                      11/30/2008   17,383.82   14,876.27
       2009                           12/31/2008   18,810.26   15,868.29
                                       1/31/2009   17,323.79   14,946.71
                                       2/28/2009   15,745.57   13,581.48
                                       3/31/2009   16,787.19   14,453.64
                                       4/30/2009   19,012.00   16,681.70
                                       5/31/2009   21,843.58   19,150.28
                                       6/30/2009   22,073.21   19,380.32
                                       7/31/2009   23,728.23   20,937.71
                                       8/31/2009   25,234.49   22,551.53
                                       9/30/2009   26,576.61   23,819.00
                                      10/31/2009   26,091.70   23,451.56
                                      11/30/2009   26,446.06   23,634.35
       2010                           12/31/2009   26,702.83   23,933.21
                                       1/31/2010   26,290.00   23,617.85
                                       2/28/2010   26,252.46   23,482.65
                                       3/31/2010   28,127.68   25,228.40
                                       4/30/2010   28,559.54   25,726.95
                                       5/31/2010   25,179.72   22,635.77
                                       6/30/2010   25,120.59   22,423.39
                                       7/31/2010   27,416.35   24,346.48
                                       8/31/2010   26,600.50   23,713.92
                                       9/30/2010   29,526.13   26,404.59
                                      10/31/2010   30,685.89   27,492.88
                                      11/30/2010   29,830.33   26,772.19
       2011                           12/31/2010   33,087.83   29,798.98
                                       1/31/2011   33,492.28   29,955.31
                                       2/28/2011   34,513.03   30,807.03
                                       3/31/2011   34,459.12   30,778.57
                                       4/30/2011   36,097.27   32,304.59
                                       5/31/2011   35,095.11   31,410.01
                                       6/30/2011   34,382.80   30,730.42
                                       7/31/2011   34,051.64   30,562.75
                                       8/31/2011   31,382.83   28,148.42
                                       9/30/2011   27,673.54   24,916.75
       10/11                          10/31/2011   29,788.71   26,939.66

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -2.92% 0.35% 11.53%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                Japanese Small    MSCI
                                                   Company       JAPAN
                                                  Portfolio-   SMALL CAP
                                      ROUNDED   Institutional    INDEX
                                      JAPF - 6      Class      (NET DIV.)
      10/31/2001                     ---------- -------------- ----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001    9,334.81     9,612.18
                                     12/31/2001    8,281.19     8,450.66
                                      1/31/2002    7,832.35     7,877.64
                                      2/28/2002    8,460.73     8,289.40
                                      3/31/2002    8,887.13     8,875.95
                                      4/30/2002    9,257.43     9,462.07
                                      5/31/2002   10,166.34    10,453.56
                                      6/30/2002    9,706.28     9,993.50
                                      7/31/2002    9,594.06     9,677.48
                                      8/31/2002    9,459.41     9,452.00
                                      9/30/2002    9,190.10     9,074.03
                                     10/31/2002    8,460.73     8,135.29
                                     11/30/2002    8,404.62     8,196.37
      2003                           12/31/2002    8,340.30     8,013.23
                                      1/31/2003    8,340.30     7,966.77
                                      2/28/2003    8,953.89     8,370.73
                                      3/31/2003    9,022.06     8,235.14
                                      4/30/2003    9,419.76     8,492.03
                                      5/31/2003    9,999.26     8,880.07
                                      6/30/2003   10,771.94     9,876.75
                                      7/31/2003   10,908.29     9,992.74
                                      8/31/2003   11,851.40    11,252.49
                                      9/30/2003   12,601.35    12,071.13
                                     10/31/2003   13,089.95    12,965.80
                                     11/30/2003   12,271.82    12,074.92
      2004                           12/31/2003   12,993.55    12,938.18
                                      1/31/2004   13,606.23    13,409.29
                                      2/29/2004   13,687.15    13,374.63
                                      3/31/2004   16,438.45    15,826.55
                                      4/30/2004   15,906.69    15,323.06
                                      5/31/2004   15,143.72    14,562.03
                                      6/30/2004   16,577.17    16,093.72
                                      7/31/2004   15,536.77    14,774.84
                                      8/31/2004   15,767.97    14,929.06
                                      9/30/2004   15,386.48    14,478.43
                                     10/31/2004   15,687.05    14,746.14
                                     11/30/2004   16,172.57    15,387.82
      2005                           12/31/2004   16,945.25    16,132.71
                                      1/31/2005   17,623.53    16,681.47
                                      2/28/2005   18,266.72    17,000.41
                                      3/31/2005   18,371.97    16,960.77
                                      4/30/2005   17,869.11    16,822.91
                                      5/31/2005   17,553.36    16,513.06
                                      6/30/2005   17,883.03    16,736.48
                                      7/31/2005   18,257.79    17,210.51
                                      8/31/2005   19,253.24    17,801.18
                                      9/30/2005   20,037.89    18,913.75
                                     10/31/2005   20,646.88    19,291.61
                                     11/30/2005   21,045.06    20,116.10
      2006                           12/31/2005   23,433.25    22,836.49
                                      1/31/2006   24,422.89    23,564.37
                                      2/28/2006   22,950.21    22,029.98
                                      3/31/2006   23,963.42    23,018.22
                                      4/30/2006   24,422.89    23,132.47
                                      5/31/2006   22,691.02    21,276.86
                                      6/30/2006   21,821.10    20,610.49
                                      7/31/2006   20,779.18    19,247.96
                                      8/31/2006   21,110.70    19,759.90
                                      9/30/2006   20,735.78    19,327.46
                                     10/31/2006   20,569.80    19,203.45
                                     11/30/2006   20,427.53    19,041.76
      2007                           12/31/2006   20,604.92    19,152.66
                                      1/31/2007   21,022.51    19,525.00
                                      2/28/2007   21,869.61    20,295.43
                                      3/31/2007   21,690.64    20,108.45
                                      4/30/2007   21,392.37    19,764.20
                                      5/31/2007   20,950.92    19,293.11
                                      6/30/2007   21,288.71    19,419.79
                                      7/31/2007   21,396.71    19,414.82
                                      8/31/2007   20,496.68    18,232.06
                                      9/30/2007   20,467.04    18,121.39
                                     10/31/2007   20,599.16    18,776.67
                                     11/30/2007   20,118.71    17,987.27
      2008                           12/31/2007   18,847.24    16,911.13
                                      1/31/2008   18,327.07    16,080.52
                                      2/29/2008   18,169.81    16,256.79
                                      3/31/2008   18,526.52    16,262.06
                                      4/30/2008   18,659.72    16,463.98
                                      5/31/2008   19,337.81    16,971.30
                                      6/30/2008   18,420.05    15,929.21
                                      7/31/2008   17,906.34    15,407.85
                                      8/31/2008   16,915.62    14,727.10
                                      9/30/2008   15,804.74    13,289.05
                                     10/31/2008   14,653.97    11,886.37
                                     11/30/2008   15,033.48    12,371.81
      2009                           12/31/2008   16,563.40    13,335.23
                                      1/31/2009   15,426.22    12,636.29
                                      2/28/2009   13,411.41    10,974.99
                                      3/31/2009   14,032.87    11,362.30
                                      4/30/2009   14,589.73    11,943.61
                                      5/31/2009   16,384.05    13,405.20
                                      6/30/2009   17,468.24    14,257.97
                                      7/31/2009   17,830.34    14,614.88
                                      8/31/2009   18,766.81    15,434.15
                                      9/30/2009   18,564.47    15,373.22
                                     10/31/2009   17,889.86    14,810.53
                                     11/30/2009   17,165.27    14,281.12
      2010                           12/31/2009   17,094.20    14,014.45
                                      1/31/2010   17,320.78    14,316.74
                                      2/28/2010   17,648.06    14,588.56
                                      3/31/2010   18,544.40    15,252.36
                                      4/30/2010   19,085.75    15,665.44
                                      5/31/2010   17,486.88    14,578.75
                                      6/30/2010   17,756.80    14,643.15
                                      7/31/2010   18,061.64    14,820.66
                                      8/31/2010   17,566.28    14,506.95
                                      9/30/2010   18,342.37    15,100.17
                                     10/31/2010   17,948.59    14,976.12
                                     11/30/2010   18,393.18    15,267.84
      2011                           12/31/2010   20,085.70    16,808.33
                                      1/31/2011   20,533.19    17,008.22
                                      2/28/2011   21,479.30    17,692.38
                                      3/31/2011   20,136.84    16,600.65
                                      4/30/2011   20,034.56    16,615.70
                                      5/31/2011   19,702.14    16,368.73
                                      6/30/2011   20,682.37    16,978.44
                                      7/31/2011   21,430.71    17,683.68
                                      8/31/2011   20,850.10    16,960.86
                                      9/30/2011   20,736.64    16,976.25
      10/11                          10/31/2011   19,665.61    16,350.07

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       9.57% -0.90% 7.00%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

      10/31/2001                        ROUNDED  $   47,226   $   44,164
                                                Asia Pacific
                                                    Small        MSCI
                                                   Company    PACIFIC EX
                                                 Portfolio-   JAPAN SMALL
                                                Institutional  CAP INDEX
                                     PRFD - 27      Class     (NET DIV.)
      -                              ---------- ------------- -----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001   10,547.95    10,540.34
                                     12/31/2001   10,708.44    10,696.29
                                      1/31/2002   11,206.84    11,048.01
                                      2/28/2002   11,320.76    11,116.83
                                      3/31/2002   11,804.92    11,635.32
                                      4/30/2002   11,876.12    11,658.69
                                      5/31/2002   12,545.39    12,522.73
                                      6/30/2002   12,146.67    12,105.21
                                      7/31/2002   11,420.44    11,327.86
                                      8/31/2002   11,619.80    11,600.69
                                      9/30/2002   10,836.60    10,932.32
                                     10/31/2002   11,164.12    11,188.80
                                     11/30/2002   11,278.04    11,438.25
      2003                           12/31/2002   11,419.16    11,624.82
                                      1/31/2003   11,793.31    12,055.00
                                      2/28/2003   11,853.17    11,866.69
                                      3/31/2003   11,613.72    11,838.56
                                      4/30/2003   11,942.97    12,491.67
                                      5/31/2003   13,155.23    13,379.83
                                      6/30/2003   13,768.84    14,093.87
                                      7/31/2003   14,696.74    14,415.18
                                      8/31/2003   15,729.40    15,115.04
                                      9/30/2003   16,986.55    16,317.91
                                     10/31/2003   17,974.32    17,665.90
                                     11/30/2003   18,109.01    17,587.77
      2004                           12/31/2003   18,908.72    18,740.21
                                      1/31/2004   20,091.49    19,507.16
                                      2/29/2004   20,682.87    20,096.75
                                      3/31/2004   20,029.24    20,136.47
                                      4/30/2004   18,566.34    18,997.55
                                      5/31/2004   18,426.28    18,911.52
                                      6/30/2004   18,489.59    18,933.81
                                      7/31/2004   18,819.20    19,648.28
                                      8/31/2004   19,258.68    20,295.55
                                      9/30/2004   20,440.48    21,507.08
                                     10/31/2004   21,403.32    22,883.75
                                     11/30/2004   22,950.16    24,644.82
      2005                           12/31/2004   23,466.63    25,686.55
                                      1/31/2005   23,998.87    25,910.67
                                      2/28/2005   24,676.26    26,735.96
                                      3/31/2005   23,837.59    25,975.82
                                      4/30/2005   23,031.17    25,553.33
                                      5/31/2005   22,498.94    25,881.67
                                      6/30/2005   23,511.21    27,296.65
                                      7/31/2005   24,291.12    28,433.08
                                      8/31/2005   24,924.80    28,410.57
                                      9/30/2005   25,836.87    29,843.62
                                     10/31/2005   24,366.08    28,090.23
                                     11/30/2005   24,970.73    29,155.56
      2006                           12/31/2005   25,343.42    29,727.83
                                      1/31/2006   27,048.58    31,429.05
                                      2/28/2006   27,433.08    31,744.73
                                      3/31/2006   28,820.61    33,088.83
                                      4/30/2006   30,458.91    35,223.04
                                      5/31/2006   28,737.03    33,424.53
                                      6/30/2006   28,536.65    33,017.40
                                      7/31/2006   29,076.03    33,356.24
                                      8/31/2006   29,783.97    34,444.29
                                      9/30/2006   30,085.32    35,013.74
                                     10/31/2006   32,542.99    37,454.98
                                     11/30/2006   34,339.63    39,731.51
      2007                           12/31/2006   35,307.16    41,214.77
                                      1/31/2007   36,223.11    42,261.59
                                      2/28/2007   37,173.62    43,067.41
                                      3/31/2007   39,109.20    45,289.34
                                      4/30/2007   41,839.76    48,429.84
                                      5/31/2007   45,399.86    50,331.04
                                      6/30/2007   47,251.52    51,639.92
                                      7/31/2007   47,983.03    51,626.14
                                      8/31/2007   44,377.77    48,303.77
                                      9/30/2007   49,572.02    52,590.28
                                     10/31/2007   53,898.63    56,185.13
                                     11/30/2007   50,325.24    51,671.82
      2008                           12/31/2007   49,448.46    50,960.73
                                      1/31/2008   44,466.38    44,132.03
                                      2/29/2008   45,813.84    46,753.63
                                      3/31/2008   43,587.72    43,804.20
                                      4/30/2008   46,618.36    46,734.65
                                      5/31/2008   48,650.67    47,238.82
                                      6/30/2008   43,843.03    41,953.90
                                      7/31/2008   41,250.26    40,024.66
                                      8/31/2008   38,351.40    36,773.53
                                      9/30/2008   31,760.49    29,594.72
                                     10/31/2008   21,185.75    19,141.79
                                     11/30/2008   19,154.24    17,052.75
      2009                           12/31/2008   21,241.81    19,034.03
                                      1/31/2009   18,614.54    16,938.03
                                      2/28/2009   17,589.71    15,886.23
                                      3/31/2009   20,316.82    18,163.07
                                      4/30/2009   23,341.93    21,414.23
                                      5/31/2009   29,373.49    26,548.71
                                      6/30/2009   29,585.49    27,296.09
                                      7/31/2009   33,847.01    31,237.80
                                      8/31/2009   35,393.22    32,843.12
                                      9/30/2009   38,139.14    35,594.15
                                     10/31/2009   38,971.95    36,447.47
                                     11/30/2009   40,789.00    37,495.39
      2010                           12/31/2009   41,855.25    38,993.74
                                      1/31/2010   39,576.76    36,500.35
                                      2/28/2010   40,266.05    36,957.83
                                      3/31/2010   43,576.62    40,003.60
                                      4/30/2010   44,152.02    41,122.24
                                      5/31/2010   38,033.65    34,913.27
                                      6/30/2010   37,555.64    34,714.24
                                      7/31/2010   41,713.38    38,246.22
                                      8/31/2010   41,655.09    38,161.09
                                      9/30/2010   47,973.93    43,890.56
                                     10/31/2010   50,022.43    45,838.85
                                     11/30/2010   49,339.60    45,226.66
      2011                           12/31/2010   54,166.33    49,791.31
                                      1/31/2011   52,994.51    48,343.35
                                      2/28/2011   53,317.77    48,608.02
                                      3/31/2011   54,436.38    50,100.04
                                      4/30/2011   56,722.26    52,126.61
                                      5/31/2011   55,043.25    50,933.42
                                      6/30/2011   53,172.18    49,122.18
                                      7/31/2011   54,030.79    49,846.74
                                      8/31/2011   50,248.84    46,379.74
                                      9/30/2011   40,868.72    37,947.11
      10/11                          10/31/2011   47,225.62    44,164.23

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -5.59% 7.73% 16.79%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                United Kingdom
                                                Small Company   MSCI UK
                                                  Portfolio-   SMALL CAP
                                      ROUNDED   Institutional    INDEX
                                      UKF - 7       Class      (NET DIV.)
      10/31/2001                     ---------- -------------- ----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001   10,663.60    10,936.71
                                     12/31/2001   11,097.57    11,303.48
                                      1/31/2002   10,792.07    10,713.26
                                      2/28/2002   10,898.64    10,717.24
                                      3/31/2002   11,445.71    11,515.80
                                      4/30/2002   11,943.04    11,944.79
                                      5/31/2002   12,070.92    11,810.27
                                      6/30/2002   11,587.80    11,087.75
                                      7/31/2002   10,749.44     9,862.08
                                      8/31/2002   10,756.55     9,944.34
                                      9/30/2002    9,840.04     9,255.93
                                     10/31/2002    9,797.41     9,267.18
                                     11/30/2002   10,117.12     9,438.37
      2003                           12/31/2002   10,091.59     9,165.00
                                      1/31/2003    9,841.95     8,476.23
                                      2/28/2003    9,516.66     8,230.16
                                      3/31/2003    9,425.88     8,220.08
                                      4/30/2003   10,310.98     9,320.73
                                      5/31/2003   11,544.06    10,677.75
                                      6/30/2003   12,194.64    11,029.52
                                      7/31/2003   12,686.36    11,727.54
                                      8/31/2003   13,215.90    12,285.65
                                      9/30/2003   13,722.75    12,608.01
                                     10/31/2003   14,501.94    13,630.49
                                     11/30/2003   14,570.02    13,744.04
      2004                           12/31/2003   15,375.33    14,514.71
                                      1/31/2004   16,518.62    15,744.72
                                      2/29/2004   17,464.79    16,811.38
                                      3/31/2004   17,228.25    16,747.28
                                      4/30/2004   16,597.47    16,164.56
                                      5/31/2004   16,621.12    16,155.31
                                      6/30/2004   17,182.68    16,715.76
                                      7/31/2004   16,538.33    15,959.27
                                      8/31/2004   16,419.00    15,740.85
                                      9/30/2004   16,879.98    16,258.19
                                     10/31/2004   17,408.73    16,876.88
                                     11/30/2004   18,802.71    18,241.41
      2005                           12/31/2004   19,575.71    19,293.66
                                      1/31/2005   20,123.93    19,726.86
                                      2/28/2005   20,807.09    20,193.81
                                      3/31/2005   20,330.85    19,941.65
                                      4/30/2005   19,638.23    19,040.32
                                      5/31/2005   19,249.69    18,871.47
                                      6/30/2005   19,596.35    19,161.83
                                      7/31/2005   19,979.10    19,730.96
                                      8/31/2005   21,101.80    20,685.84
                                      9/30/2005   20,849.94    20,721.81
                                     10/31/2005   20,258.64    20,090.81
                                     11/30/2005   21,124.17    21,093.61
      2006                           12/31/2005   22,047.47    22,005.02
                                      1/31/2006   23,765.22    23,797.00
                                      2/28/2006   24,085.01    24,170.09
                                      3/31/2006   24,477.90    24,659.07
                                      4/30/2006   25,702.25    25,964.07
                                      5/31/2006   25,172.31    25,387.80
                                      6/30/2006   25,142.09    25,172.31
                                      7/31/2006   25,316.62    24,976.62
                                      8/31/2006   26,373.01    25,875.37
                                      9/30/2006   27,133.76    26,633.97
                                     10/31/2006   28,657.61    28,159.38
                                     11/30/2006   30,449.29    29,984.30
      2007                           12/31/2006   32,101.73    31,391.24
                                      1/31/2007   32,307.45    31,318.01
                                      2/28/2007   32,297.65    31,415.74
                                      3/31/2007   33,796.45    32,715.16
                                      4/30/2007   34,952.39    34,339.00
                                      5/31/2007   35,412.81    34,559.59
                                      6/30/2007   34,105.75    33,553.76
                                      7/31/2007   33,908.38    33,365.13
                                      8/31/2007   33,701.14    32,142.02
                                      9/30/2007   32,527.80    30,320.58
                                     10/31/2007   35,116.93    33,652.34
                                     11/30/2007   31,039.79    29,758.35
      2008                           12/31/2007   29,394.81    28,264.30
                                      1/31/2008   27,410.09    25,990.00
                                      2/29/2008   27,796.59    26,870.55
                                      3/31/2008   27,681.28    26,532.84
                                      4/30/2008   28,141.59    27,026.34
                                      5/31/2008   28,214.82    27,154.23
                                      6/30/2008   25,960.48    25,297.80
                                      7/31/2008   25,039.74    24,288.46
                                      8/31/2008   24,616.42    23,652.70
                                      9/30/2008   20,809.36    19,303.37
                                     10/31/2008   15,220.38    13,947.23
                                     11/30/2008   14,132.44    12,653.82
      2009                           12/31/2008   13,809.16    12,332.82
                                      1/31/2009   13,475.24    12,265.18
                                      2/28/2009   12,915.12    11,858.58
                                      3/31/2009   13,468.89    12,546.32
                                      4/30/2009   16,285.70    15,428.40
                                      5/31/2009   17,947.73    17,057.98
                                      6/30/2009   18,025.70    17,178.38
                                      7/31/2009   19,586.03    18,759.16
                                      8/31/2009   21,102.72    20,567.85
                                      9/30/2009   21,714.63    21,042.33
                                     10/31/2009   21,736.56    21,072.79
                                     11/30/2009   21,659.83    20,853.53
      2010                           12/31/2009   22,105.52    21,368.65
                                      1/31/2010   21,884.25    21,269.47
                                      2/28/2010   21,131.91    20,316.81
                                      3/31/2010   22,894.02    22,107.47
                                      4/30/2010   23,725.12    22,989.86
                                      5/31/2010   21,032.35    20,226.43
                                      6/30/2010   21,429.30    20,313.81
                                      7/31/2010   24,314.87    22,757.26
                                      8/31/2010   23,408.93    22,139.12
                                      9/30/2010   25,901.11    24,578.39
                                     10/31/2010   27,250.13    25,626.08
                                     11/30/2010   25,901.11    24,558.85
      2011                           12/31/2010   28,533.50    27,128.52
                                      1/31/2011   28,941.93    27,390.91
                                      2/28/2011   29,804.17    28,113.28
                                      3/31/2011   29,236.44    27,628.21
                                      4/30/2011   31,817.79    30,160.70
                                      5/31/2011   31,613.11    29,778.97
                                      6/30/2011   30,603.31    28,775.86
                                      7/31/2011   30,385.29    28,696.23
                                      8/31/2011   27,344.47    25,768.96
                                      9/30/2011   24,576.81    23,051.45
      10/11                          10/31/2011   27,173.60    25,570.45

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -0.28% -1.06% 10.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                  Continental     MSCI
                                                 Small Company EUROPE EX
                                                  Portfolio-    UK SMALL
                                       ROUNDED   Institutional CAP INDEX
                                      CONF - 12      Class     (NET DIV.)
       10/31/2001                     ---------- ------------- ----------
       10/01                          10/31/2001   10,000.00   10,000.00
                                      11/30/2001   10,418.41   10,756.14
                                      12/31/2001   10,496.77   10,854.44
                                       1/31/2002   10,508.75   10,862.21
                                       2/28/2002   10,664.53   10,914.49
                                       3/31/2002   11,203.74   11,613.59
                                       4/30/2002   11,647.10   11,931.29
                                       5/31/2002   12,114.42   12,138.16
                                       6/30/2002   12,114.42   11,861.08
                                       7/31/2002   11,155.81   10,602.31
                                       8/31/2002   11,000.04   10,326.98
                                       9/30/2002    9,849.71    9,021.19
                                      10/31/2002   10,149.27    9,563.57
                                      11/30/2002   10,700.47   10,087.76
       2003                           12/31/2002   10,901.68    9,850.93
                                       1/31/2003   10,811.26    9,720.16
                                       2/28/2003   10,501.26    9,292.75
                                       3/31/2003   10,423.76    9,271.06
                                       4/30/2003   11,728.34   10,633.78
                                       5/31/2003   12,903.76   11,679.16
                                       6/30/2003   13,123.35   11,852.81
                                       7/31/2003   13,575.43   12,274.82
                                       8/31/2003   13,872.51   12,628.64
                                       9/30/2003   14,582.93   13,344.66
                                      10/31/2003   15,474.18   14,459.38
                                      11/30/2003   16,275.02   15,228.81
       2004                           12/31/2003   17,273.62   16,025.45
                                       1/31/2004   18,113.20   16,831.49
                                       2/29/2004   18,704.02   17,399.32
                                       3/31/2004   18,315.32   16,798.90
                                       4/30/2004   18,097.65   16,534.35
                                       5/31/2004   18,284.22   16,587.01
                                       6/30/2004   18,836.67   17,178.66
                                       7/31/2004   18,212.94   16,488.34
                                       8/31/2004   18,322.09   16,540.62
                                       9/30/2004   19,267.64   17,462.76
                                      10/31/2004   19,988.22   18,202.98
                                      11/30/2004   22,118.63   20,223.29
       2005                           12/31/2004   23,254.65   21,234.33
                                       1/31/2005   23,583.80   21,472.42
                                       2/28/2005   25,081.45   22,976.81
                                       3/31/2005   24,390.23   22,390.05
                                       4/30/2005   23,731.92   21,731.32
                                       5/31/2005   23,781.30   22,040.87
                                       6/30/2005   24,425.41   22,746.24
                                       7/31/2005   25,931.32   24,306.80
                                       8/31/2005   26,791.83   24,996.99
                                       9/30/2005   27,470.37   25,850.55
                                      10/31/2005   26,109.30   24,066.45
                                      11/30/2005   26,192.29   24,373.37
       2006                           12/31/2005   27,532.82   25,785.86
                                       1/31/2006   30,173.46   28,663.11
                                       2/28/2006   31,022.90   29,472.42
                                       3/31/2006   33,017.23   31,376.50
                                       4/30/2006   35,288.54   33,599.80
                                       5/31/2006   33,571.21   31,872.74
                                       6/30/2006   32,949.00   31,146.44
                                       7/31/2006   32,855.76   30,805.67
                                       8/31/2006   33,713.52   31,530.47
                                       9/30/2006   34,151.20   31,861.33
                                      10/31/2006   35,855.01   33,564.19
                                      11/30/2006   38,326.48   35,912.99
       2007                           12/31/2006   40,149.91   37,607.07
                                       1/31/2007   42,001.20   38,811.43
                                       2/28/2007   42,039.77   38,977.52
                                       3/31/2007   44,488.88   41,050.13
                                       4/30/2007   46,822.28   43,534.46
                                       5/31/2007   47,709.36   44,293.47
                                       6/30/2007   47,175.05   43,870.15
                                       7/31/2007   46,902.81   43,549.02
                                       8/31/2007   45,211.04   41,578.04
                                       9/30/2007   46,204.69   42,405.35
                                      10/31/2007   48,431.89   44,942.91
                                      11/30/2007   44,837.11   41,727.51
       2008                           12/31/2007   43,943.07   40,882.27
                                       1/31/2008   39,751.20   35,959.03
                                       2/29/2008   41,448.39   38,135.17
                                       3/31/2008   42,754.01   38,910.66
                                       4/30/2008   43,244.96   39,575.33
                                       5/31/2008   44,063.22   40,190.70
                                       6/30/2008   40,333.39   36,476.45
                                       7/31/2008   38,191.98   34,405.48
                                       8/31/2008   37,131.67   33,465.93
                                       9/30/2008   30,658.55   26,537.01
                                      10/31/2008   22,470.37   19,070.42
                                      11/30/2008   20,711.27   17,489.52
       2009                           12/31/2008   22,870.01   19,105.69
                                       1/31/2009   20,270.67   17,389.96
                                       2/28/2009   18,509.82   15,858.85
                                       3/31/2009   19,839.69   17,085.09
                                       4/30/2009   23,069.41   20,641.43
                                       5/31/2009   26,424.96   23,722.81
                                       6/30/2009   26,084.03   23,418.72
                                       7/31/2009   28,152.84   25,521.22
                                       8/31/2009   30,498.91   28,140.39
                                       9/30/2009   33,101.82   30,837.40
                                      10/31/2009   32,159.72   29,995.79
                                      11/30/2009   33,123.23   30,612.47
       2010                           12/31/2009   33,008.15   30,750.49
                                       1/31/2010   32,449.42   30,340.42
                                       2/28/2010   31,761.75   29,476.79
                                       3/31/2010   34,104.13   31,867.58
                                       4/30/2010   33,781.78   31,666.40
                                       5/31/2010   28,968.09   26,767.57
                                       6/30/2010   28,764.08   26,367.41
                                       7/31/2010   32,209.66   29,526.59
                                       8/31/2010   30,726.75   28,123.38
                                       9/30/2010   34,971.79   32,463.01
                                      10/31/2010   36,957.09   34,545.61
                                      11/30/2010   34,055.50   31,928.47
       2011                           12/31/2010   38,478.41   36,398.58
                                       1/31/2011   39,553.35   37,221.62
                                       2/28/2011   40,211.48   37,852.76
                                       3/31/2011   41,571.60   39,130.12
                                       4/30/2011   44,357.67   41,863.46
                                       5/31/2011   42,843.98   40,266.66
                                       6/30/2011   41,451.69   38,966.49
                                       7/31/2011   39,091.93   36,601.48
                                       8/31/2011   35,084.78   32,777.62
                                       9/30/2011   29,769.07   27,853.45
       10/11                          10/31/2011   32,837.82   30,905.90

                     AVERAGE ANNUAL   ONE    FIVE    TEN
                     TOTAL RETURN     YEAR   YEARS  YEARS
                     --------------  ------  -----  -----
                                     -11.09% -1.74% 12.63%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX US REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

                                                 International
                                                  Real Estate     S&P
                                                  Securities   GLOBAL EX
                                                  Portfolio-    US REIT
                                       ROUNDED   Institutional   INDEX
                                      RENT - 340     Class     (NET DIV.)
       3/1/2007                       ---------- ------------- ----------
       03/07                            3/1/2007   10,000.00   10,000.00
                                       3/31/2007   10,480.00   10,343.27
                                       4/30/2007   10,570.00   10,491.72
                                       5/31/2007   10,780.00   10,646.63
                                       6/30/2007   10,061.02    9,995.03
                                       7/31/2007    9,458.56    9,512.55
                                       8/31/2007    9,679.46    9,662.11
                                       9/30/2007   10,130.21   10,149.19
                                      10/31/2007   10,211.17   10,249.08
                                      11/30/2007    9,462.29    9,432.93
       2008                           12/31/2007    8,994.76    9,060.72
                                       1/31/2008    8,627.41    8,529.16
                                       2/29/2008    8,585.43    8,635.04
                                       3/31/2008    8,606.07    8,552.22
                                       4/30/2008    8,658.74    8,703.49
                                       5/31/2008    8,332.20    8,347.70
                                       6/30/2008    7,449.80    7,504.99
                                       7/31/2008    7,214.99    7,301.26
                                       8/31/2008    6,969.51    7,087.95
                                       9/30/2008    6,457.20    6,367.96
                                      10/31/2008    4,461.34    4,537.39
                                      11/30/2008    4,151.82    4,233.75
       2009                           12/31/2008    4,324.57    4,362.99
                                       1/31/2009    3,873.40    3,947.40
                                       2/28/2009    3,356.22    3,433.41
                                       3/31/2009    3,587.30    3,636.04
                                       4/30/2009    3,950.43    4,052.54
                                       5/31/2009    4,478.62    4,503.14
                                       6/30/2009    4,577.66    4,609.94
                                       7/31/2009    4,984.81    5,022.02
                                       8/31/2009    5,535.01    5,633.82
                                       9/30/2009    5,887.13    6,016.63
                                      10/31/2009    5,766.09    5,921.55
                                      11/30/2009    5,832.11    5,925.69
       2010                           12/31/2009    5,925.17    6,027.38
                                       1/31/2010    5,703.90    5,831.47
                                       2/28/2010    5,728.49    5,809.07
                                       3/31/2010    5,925.17    6,011.15
                                       4/30/2010    5,974.34    6,081.70
                                       5/31/2010    5,347.41    5,413.77
                                       6/30/2010    5,359.70    5,434.68
                                       7/31/2010    5,986.64    6,026.40
                                       8/31/2010    5,998.93    6,043.94
                                       9/30/2010    6,576.70    6,623.55
                                      10/31/2010    6,859.43    6,894.46
                                      11/30/2010    6,429.18    6,471.12
       2011                           12/31/2010    6,997.24    7,046.48
                                       1/31/2011    7,025.11    7,045.19
                                       2/28/2011    7,317.83    7,329.36
                                       3/31/2011    7,331.76    7,347.93
                                       4/30/2011    7,791.74    7,804.14
                                       5/31/2011    7,749.93    7,760.85
                                       6/30/2011    7,694.17    7,685.02
                                       7/31/2011    7,568.72    7,574.71
                                       8/31/2011    7,262.07    7,261.43
                                       9/30/2011    6,328.18    6,367.00
       10/11                          10/31/2011    6,829.97    6,889.28

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  3/1/2007
                        --------------  -----  --------
                                        -0.43%  -7.84%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                                                 S&P
                                                  DFA Global    GLOBAL
                                                  Real Estate    REIT
                                        ROUNDED   Securities    INDEX
                                       GRND - 416  Portfolio  (NET DIV.)
        6/4/2008                       ---------- ----------- ----------
        06/08                            6/4/2008  10,000.00  10,000.00
                                        6/30/2008   9,000.00   8,970.16
                                        7/31/2008   9,020.00   8,994.62
                                        8/31/2008   9,000.00   8,979.20
                                        9/30/2008   8,710.00   8,552.07
                                       10/31/2008   6,040.00   5,938.93
                                       11/30/2008   5,040.00   4,954.84
                                       12/31/2008   5,631.59   5,465.27
                                        1/31/2009   4,816.90   4,697.67
                                        2/28/2009   3,981.83   3,886.94
                                        3/31/2009   4,185.51   4,070.44
                                        4/30/2009   5,051.12   4,921.28
                                        5/31/2009   5,438.10   5,234.90
                                        6/30/2009   5,407.55   5,208.16
                                        7/31/2009   5,937.10   5,715.60
                                        8/31/2009   6,670.33   6,460.23
                                        9/30/2009   7,108.23   6,888.89
                                       10/31/2009   6,874.01   6,673.05
                                       11/30/2009   7,159.15   6,896.88
        2010                           12/31/2009   7,471.24   7,198.88
                                        1/31/2010   7,133.13   6,884.34
                                        2/28/2010   7,362.17   7,065.68
                                        3/31/2010   7,874.80   7,556.93
                                        4/30/2010   8,202.01   7,886.77
                                        5/31/2010   7,591.22   7,269.80
                                        6/30/2010   7,373.08   7,054.41
                                        7/31/2010   8,158.38   7,771.86
                                        8/31/2010   8,114.75   7,722.45
                                        9/30/2010   8,649.19   8,230.82
                                       10/31/2010   9,030.93   8,595.33
                                       11/30/2010   8,681.91   8,264.42
        2011                           12/31/2010   9,248.98   8,788.84
                                        1/31/2011   9,447.51   8,947.22
                                        2/28/2011   9,856.24   9,333.79
                                        3/31/2011   9,786.17   9,257.53
                                        4/30/2011  10,370.07   9,804.23
                                        5/31/2011  10,428.46   9,852.53
                                        6/30/2011  10,194.90   9,617.22
                                        7/31/2011  10,218.26   9,646.76
                                        8/31/2011   9,727.78   9,152.80
                                        9/30/2011   8,583.33   8,093.32
        10/11                          10/31/2011   9,587.64   9,051.92

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  6/4/2008
                         --------------  ----  --------
                                         6.17%  -1.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                                              MSCI WORLD
                                           DFA International    EX USA
                                            Small Cap Value   SMALL CAP
                                ROUNDED       Portfolio-        INDEX
                               SVAL - 66  Institutional Class (NET DIV.)
                               ---------- ------------------- ----------
10/01                          10/31/2001      10,000.00      10,000.00
                               11/30/2001      10,054.42      10,395.60
                               12/31/2001       9,904.10      10,209.62
                                1/31/2002       9,806.46      10,017.36
                                2/28/2002      10,197.04      10,177.18
                                3/31/2002      10,685.27      10,844.42
                                4/30/2002      11,103.76      11,202.09
                                5/31/2002      11,801.23      11,725.29
                                6/30/2002      11,591.99      11,244.36
                                7/31/2002      10,978.21      10,330.82
                                8/31/2002      10,950.31      10,210.76
                                9/30/2002      10,224.94       9,424.37
                               10/31/2002      10,127.30       9,347.03
                               11/30/2002      10,350.49       9,609.09
2003                           12/31/2002      10,477.58       9,452.36
                                1/31/2003      10,506.05       9,350.69
                                2/28/2003      10,562.99       9,282.15
                                3/31/2003      10,463.34       9,192.36
                                4/30/2003      11,459.85      10,034.96
                                5/31/2003      12,612.95      10,922.10
                                6/30/2003      13,324.74      11,491.68
                                7/31/2003      13,865.70      11,838.49
                                8/31/2003      14,634.44      12,617.69
                                9/30/2003      15,460.12      13,338.97
                               10/31/2003      16,342.74      14,402.49
                               11/30/2003      16,413.92      14,415.18
2004                           12/31/2003      17,443.15      15,295.01
                                1/31/2004      18,506.93      15,952.89
                                2/29/2004      19,075.25      16,435.87
                                3/31/2004      19,876.73      17,069.31
                                4/30/2004      19,177.26      16,459.75
                                5/31/2004      18,987.82      16,282.23
                                6/30/2004      19,851.60      17,104.49
                                7/31/2004      19,160.98      16,350.20
                                8/31/2004      19,396.09      16,434.96
                                9/30/2004      19,911.48      16,884.59
                               10/31/2004      20,560.45      17,509.34
                               11/30/2004      22,359.86      18,909.51
2005                           12/31/2004      23,514.07      19,791.06
                                1/31/2005      24,170.63      20,095.96
                                2/28/2005      25,315.79      20,949.86
                                3/31/2005      25,077.29      20,608.76
                                4/30/2005      24,588.57      20,028.33
                                5/31/2005      24,222.04      20,075.51
                                6/30/2005      24,790.73      20,607.96
                                7/31/2005      25,732.93      21,503.33
                                8/31/2005      26,736.91      22,163.26
                                9/30/2005      27,361.74      23,061.72
                               10/31/2005      26,726.50      22,221.52
                               11/30/2005      27,222.30      22,962.34
2006                           12/31/2005      28,976.07      24,747.26
                                1/31/2006      31,099.45      26,511.50
                                2/28/2006      31,164.79      26,178.73
                                3/31/2006      32,651.16      27,409.50
                                4/30/2006      34,006.86      28,685.27
                                5/31/2006      32,373.49      27,100.04
                                6/30/2006      31,770.84      26,440.10
                                7/31/2006      31,655.61      25,794.33
                                8/31/2006      32,462.23      26,548.51
                                9/30/2006      32,770.31      26,477.11
                               10/31/2006      34,207.31      27,528.30
                               11/30/2006      35,859.04      28,712.35
2007                           12/31/2006      37,203.65      29,562.37
                                1/31/2007      38,195.27      30,165.41
                                2/28/2007      38,885.87      30,694.69
                                3/31/2007      40,575.46      31,712.11
                                4/30/2007      41,779.80      32,934.91
                                5/31/2007      42,576.78      33,421.63
                                6/30/2007      42,397.20      33,348.81
                                7/31/2007      42,289.91      33,143.54
                                8/31/2007      40,555.40      31,395.61
                                9/30/2007      41,399.29      32,104.61
                               10/31/2007      43,030.87      34,272.26
                               11/30/2007      39,534.62      31,454.54
2008                           12/31/2007      38,299.58      30,532.88
                                1/31/2008      35,773.69      27,573.14
                                2/29/2008      36,556.91      28,882.57
                                3/31/2008      36,896.70      28,563.67
                                4/30/2008      37,524.39      29,258.70
                                5/31/2008      38,348.24      29,849.74
                                6/30/2008      34,998.28      27,544.85
                                7/31/2008      33,442.80      26,155.91
                                8/31/2008      32,365.93      25,188.75
                                9/30/2008      27,707.86      20,758.01
                               10/31/2008      21,677.45      15,633.84
                               11/30/2008      20,475.37      14,876.27
2009                           12/31/2008      22,337.07      15,868.29
                                1/31/2009      20,453.71      14,946.71
                                2/28/2009      18,205.83      13,581.48
                                3/31/2009      19,393.60      14,453.64
                                4/30/2009      22,537.96      16,681.70
                                5/31/2009      25,641.75      19,150.28
                                6/30/2009      25,556.78      19,380.32
                                7/31/2009      27,936.07      20,937.71
                                8/31/2009      30,356.37      22,551.53
                                9/30/2009      31,786.64      23,819.00
                               10/31/2009      30,636.00      23,451.56
                               11/30/2009      30,800.37      23,634.35
2010                           12/31/2009      31,162.02      23,933.21
                                1/31/2010      30,563.15      23,617.85
                                2/28/2010      30,274.04      23,482.65
                                3/31/2010      32,731.48      25,228.40
                                4/30/2010      33,144.50      25,726.95
                                5/31/2010      28,683.93      22,635.77
                                6/30/2010      28,107.31      22,423.39
                                7/31/2010      30,840.84      24,346.48
                                8/31/2010      29,401.04      23,713.92
                                9/30/2010      32,702.41      26,404.59
                               10/31/2010      33,725.01      27,492.88
                               11/30/2010      32,765.02      26,772.19
2011                           12/31/2010      36,802.66      29,798.98
                                1/31/2011      37,572.94      29,955.31
                                2/28/2011      38,664.18      30,807.03
                                3/31/2011      38,856.76      30,778.57
                                4/30/2011      40,525.71      32,304.59
                                5/31/2011      39,134.92      31,410.01
                                6/30/2011      38,281.28      30,730.42
                                7/31/2011      37,545.52      30,562.75
                                8/31/2011      33,974.90      28,148.42
                                9/30/2011      29,966.27      24,916.75
10/11                          10/31/2011      32,246.31      26,939.66

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -4.39% -1.17% 12.42%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

8/14/2008
                                          International    MSCI
                                             Vector      WORLD EX
                                ROUNDED      Equity     USA INDEX
                               DVEC - 423   Portfolio   (NET DIV.)
                               ---------- ------------- ----------
08/08                           8/14/2008   10,000.00   10,000.00
                                8/31/2008   10,050.00   10,052.07
                                9/30/2008    8,750.00    8,600.77
                               10/31/2008    6,740.00    6,811.64
                               11/30/2008    6,340.00    6,442.25
                               12/31/2008    6,797.59    6,781.85
                                1/31/2009    6,064.61    6,149.06
                                2/28/2009    5,391.88    5,526.58
                                3/31/2009    5,902.99    5,890.75
                                4/30/2009    6,918.67    6,650.42
                                5/31/2009    7,984.62    7,491.47
                                6/30/2009    7,931.87    7,413.89
                                7/31/2009    8,714.89    8,110.04
                                8/31/2009    9,274.18    8,498.72
                                9/30/2009    9,740.44    8,849.36
                               10/31/2009    9,403.86    8,707.30
                               11/30/2009    9,607.85    8,922.74
2010                           12/31/2009    9,715.33    9,064.98
                                1/31/2010    9,377.49    8,640.06
                                2/28/2010    9,357.02    8,631.40
                                3/31/2010   10,099.40    9,187.04
                                4/30/2010   10,119.88    9,050.06
                                5/31/2010    8,870.26    8,051.38
                                6/30/2010    8,736.26    7,934.91
                                7/31/2010    9,658.59    8,668.30
                                8/31/2010    9,254.43    8,409.20
                                9/30/2010   10,289.42    9,215.87
                               10/31/2010   10,684.37    9,544.18
                               11/30/2010   10,299.81    9,139.99
2011                           12/31/2010   11,396.56    9,875.96
                                1/31/2011   11,659.88   10,088.70
                                2/28/2011   12,049.59   10,462.79
                                3/31/2011   11,880.96   10,253.19
                                4/30/2011   12,482.39   10,811.60
                                5/31/2011   12,070.88   10,491.09
                                6/30/2011   11,822.75   10,341.68
                                7/31/2011   11,544.82   10,171.08
                                8/31/2011   10,518.61    9,311.19
                                9/30/2011    9,259.56    8,376.13
10/11                          10/31/2011   10,044.64    9,190.74

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  8/14/2008
                        --------------  -----  ---------
                                        -5.99%   0.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2011

GROWTH OF $10,000

8/23/2010
                                                      MSCI ALL
                                                      COUNTRY
                                           World Ex   WORLD EX
                                ROUNDED   U.S. Value USA INDEX
                               GOBL - 510 Portfolio  (NET DIV.)
                               ---------- ---------- ----------
08/10                           8/23/2010 10,000.00  10,000.00
                                8/31/2010  9,890.00   9,919.64
                                9/30/2010 10,980.00  10,906.45
                               10/31/2010 11,350.00  11,277.97
                               11/30/2010 10,850.00  10,842.76
                               12/31/2010 11,859.03  11,691.82
                                1/31/2011 12,122.12  11,806.90
                                2/28/2011 12,385.20  12,117.90
                                3/31/2011 12,311.32  12,090.04
                                4/30/2011 12,899.02  12,680.69
                                5/31/2011 12,432.92  12,315.00
                                6/30/2011 12,237.66  12,136.31
                                7/31/2011 11,919.93  11,970.72
                                8/31/2011 10,669.51  10,944.85
                                9/30/2011  9,313.53   9,727.23
10/11                          10/31/2011 10,261.37  10,751.94

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  8/23/2010
                        --------------  -----  ---------
                                        -9.59%   2.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001                                    $   48,216       $   47,319
                                           Emerging Markets   MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGO - 56  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,093.95        11,043.27
                               12/31/2001      11,961.39        11,919.10
                                1/31/2002      12,626.64        12,321.28
                                2/28/2002      12,457.07        12,521.02
                                3/31/2002      12,978.83        13,270.30
                                4/30/2002      13,109.27        13,355.36
                                5/31/2002      12,783.17        13,139.34
                                6/30/2002      11,804.87        12,150.05
                                7/31/2002      11,230.93        11,221.22
                                8/31/2002      11,270.06        11,392.69
                                9/30/2002      10,083.05        10,163.15
                               10/31/2002      10,500.46        10,823.45
                               11/30/2002      11,283.10        11,568.33
2003                           12/31/2002      10,831.35        11,183.53
                                1/31/2003      10,818.12        11,134.20
                                2/28/2003      10,646.20        10,821.37
                                3/31/2003      10,474.27        10,512.33
                                4/30/2003      11,876.13        11,447.16
                                5/31/2003      12,748.99        12,265.59
                                6/30/2003      13,238.31        12,960.90
                                7/31/2003      13,502.82        13,766.84
                                8/31/2003      14,111.17        14,688.09
                                9/30/2003      14,732.75        14,795.06
                               10/31/2003      15,856.88        16,053.85
                               11/30/2003      15,698.18        16,249.19
2004                           12/31/2003      17,348.34        17,425.74
                                1/31/2004      17,669.60        18,034.27
                                2/29/2004      18,445.99        18,861.27
                                3/31/2004      18,566.47        19,097.00
                                4/30/2004      17,388.50        17,533.32
                                5/31/2004      17,174.32        17,183.53
                                6/30/2004      17,484.27        17,256.72
                                7/31/2004      17,470.77        16,940.82
                                8/31/2004      17,956.82        17,643.35
                                9/30/2004      18,959.43        18,661.28
                               10/31/2004      19,488.72        19,107.15
                               11/30/2004      21,185.16        20,875.96
2005                           12/31/2004      22,541.38        21,878.59
                                1/31/2005      22,718.98        21,934.15
                                2/28/2005      24,413.00        23,847.87
                                3/31/2005      22,733.92        22,271.83
                                4/30/2005      22,186.78        21,673.95
                                5/31/2005      22,843.35        22,428.37
                                6/30/2005      23,521.90        23,190.38
                                7/31/2005      25,029.18        24,811.33
                                8/31/2005      25,181.29        25,023.81
                                9/30/2005      27,176.77        27,353.90
                               10/31/2005      25,813.06        25,566.00
                               11/30/2005      27,677.72        27,680.93
2006                           12/31/2005      29,271.48        29,317.06
                                1/31/2006      32,057.90        32,591.52
                                2/28/2006      31,959.39        32,552.84
                                3/31/2006      32,393.99        32,839.73
                                4/30/2006      34,323.55        35,178.14
                                5/31/2006      30,351.76        31,492.44
                                6/30/2006      30,304.72        31,415.46
                                7/31/2006      30,858.29        31,865.25
                                8/31/2006      31,823.50        32,677.19
                                9/30/2006      32,251.57        32,949.27
                               10/31/2006      34,168.92        34,513.80
                               11/30/2006      36,343.83        37,079.37
2007                           12/31/2006      37,808.71        38,748.91
                                1/31/2007      38,358.34        38,331.68
                                2/28/2007      37,750.85        38,104.17
                                3/31/2007      39,471.27        39,621.55
                                4/30/2007      41,974.40        41,455.91
                                5/31/2007      44,781.37        43,509.21
                                6/30/2007      45,509.80        45,548.75
                                7/31/2007      46,588.16        47,952.05
                                8/31/2007      45,772.10        46,932.97
                                9/30/2007      49,805.56        52,115.94
                               10/31/2007      55,243.43        57,927.95
                               11/30/2007      51,637.73        53,821.63
2008                           12/31/2007      51,426.30        54,010.37
                                1/31/2008      46,932.44        47,270.20
                                2/29/2008      48,420.17        50,759.33
                                3/31/2008      46,908.75        48,073.18
                                4/30/2008      50,242.91        51,974.50
                                5/31/2008      50,534.84        52,938.69
                                6/30/2008      45,334.03        47,658.72
                                7/31/2008      44,729.99        45,861.03
                                8/31/2008      42,066.01        42,197.96
                                9/30/2008      36,197.13        34,813.18
                               10/31/2008      26,659.23        25,285.56
                               11/30/2008      24,235.66        23,382.14
2009                           12/31/2008      26,124.79        25,205.85
                                1/31/2009      24,127.49        23,578.05
                                2/28/2009      22,545.62        22,247.96
                                3/31/2009      25,804.27        25,445.15
                                4/30/2009      29,616.45        29,679.48
                                5/31/2009      34,661.97        34,750.69
                                6/30/2009      34,356.93        34,282.58
                                7/31/2009      38,274.69        38,137.59
                                8/31/2009      38,403.67        38,001.05
                                9/30/2009      41,768.69        41,450.42
                               10/31/2009      40,893.44        41,501.69
                               11/30/2009      43,324.68        43,284.42
2010                           12/31/2009      44,874.49        44,993.77
                                1/31/2010      42,416.30        42,484.38
                                2/28/2010      42,927.73        42,633.91
                                3/31/2010      46,508.30        46,075.86
                                4/30/2010      46,772.74        46,634.07
                                5/31/2010      42,409.49        42,532.30
                                6/30/2010      42,474.25        42,219.64
                                7/31/2010      46,203.86        45,735.49
                                8/31/2010      45,121.61        44,847.26
                                9/30/2010      50,237.34        49,831.12
                               10/31/2010      51,744.46        51,278.04
                               11/30/2010      50,572.25        49,924.41
2011                           12/31/2010      54,664.62        53,486.99
                                1/31/2011      53,238.28        52,035.83
                                2/28/2011      52,846.03        51,550.58
                                3/31/2011      55,770.04        54,581.43
                                4/30/2011      57,713.43        56,274.56
                                5/31/2011      56,108.79        54,798.52
                                6/30/2011      55,425.22        53,955.51
                                7/31/2011      54,976.94        53,715.88
                                8/31/2011      50,512.08        48,915.60
                                9/30/2011      42,866.36        41,783.97
10/11                          10/31/2011      48,215.62        47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.82% 7.13% 17.04%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                           Emerging Markets
                                               Small Cap      MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGS - 90  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,058.09        11,043.27
                               12/31/2001      11,902.99        11,919.10
                                1/31/2002      12,821.82        12,321.28
                                2/28/2002      12,696.52        12,521.02
                                3/31/2002      13,490.06        13,270.30
                                4/30/2002      13,865.94        13,355.36
                                5/31/2002      13,740.65        13,139.34
                                6/30/2002      12,842.70        12,150.05
                                7/31/2002      12,237.11        11,221.22
                                8/31/2002      12,383.29        11,392.69
                                9/30/2002      10,963.28        10,163.15
                               10/31/2002      11,422.69        10,823.45
                               11/30/2002      12,299.76        11,568.33
2003                           12/31/2002      11,881.08        11,183.53
                                1/31/2003      12,094.77        11,134.20
                                2/28/2003      11,966.55        10,821.37
                                3/31/2003      11,859.71        10,512.33
                                4/30/2003      13,398.27        11,447.16
                                5/31/2003      14,402.60        12,265.59
                                6/30/2003      15,022.30        12,960.90
                                7/31/2003      15,321.46        13,766.84
                                8/31/2003      16,240.32        14,688.09
                                9/30/2003      16,860.02        14,795.06
                               10/31/2003      18,313.10        16,053.85
                               11/30/2003      18,676.37        16,249.19
2004                           12/31/2003      20,530.76        17,425.74
                                1/31/2004      21,139.72        18,034.27
                                2/29/2004      22,031.42        18,861.27
                                3/31/2004      22,401.15        19,097.00
                                4/30/2004      21,139.72        17,533.32
                                5/31/2004      20,248.03        17,183.53
                                6/30/2004      20,416.04        17,256.72
                                7/31/2004      20,547.19        16,940.82
                                8/31/2004      21,224.81        17,643.35
                                9/30/2004      22,405.91        18,661.28
                               10/31/2004      22,955.08        19,107.15
                               11/30/2004      25,129.77        20,875.96
2005                           12/31/2004      26,460.70        21,878.59
                                1/31/2005      27,195.72        21,934.15
                                2/28/2005      28,918.42        23,847.87
                                3/31/2005      26,901.39        22,271.83
                                4/30/2005      25,911.86        21,673.95
                                5/31/2005      26,418.14        22,428.37
                                6/30/2005      27,087.64        23,190.38
                                7/31/2005      28,571.90        24,811.33
                                8/31/2005      28,757.43        25,023.81
                                9/30/2005      30,643.86        27,353.90
                               10/31/2005      29,149.04        25,566.00
                               11/30/2005      31,227.78        27,680.93
2006                           12/31/2005      33,274.00        29,317.06
                                1/31/2006      36,486.33        32,591.52
                                2/28/2006      36,869.89        32,552.84
                                3/31/2006      37,543.40        32,839.73
                                4/30/2006      40,592.01        35,178.14
                                5/31/2006      36,319.16        31,492.44
                                6/30/2006      34,716.14        31,415.46
                                7/31/2006      35,514.49        31,865.25
                                8/31/2006      36,748.31        32,677.19
                                9/30/2006      37,765.64        32,949.27
                               10/31/2006      40,612.66        34,513.80
                               11/30/2006      43,703.02        37,079.37
2007                           12/31/2006      45,687.89        38,748.91
                                1/31/2007      46,546.48        38,331.68
                                2/28/2007      46,962.78        38,104.17
                                3/31/2007      49,044.23        39,621.55
                                4/30/2007      52,790.84        41,455.91
                                5/31/2007      56,979.77        43,509.21
                                6/30/2007      58,681.90        45,548.75
                                7/31/2007      61,533.58        47,952.05
                                8/31/2007      58,969.68        46,932.97
                                9/30/2007      63,021.90        52,115.94
                               10/31/2007      67,746.57        57,927.95
                               11/30/2007      62,313.20        53,821.63
2008                           12/31/2007      63,056.81        54,010.37
                                1/31/2008      55,452.82        47,270.20
                                2/29/2008      57,058.11        50,759.33
                                3/31/2008      54,354.82        48,073.18
                                4/30/2008      57,679.79        51,974.50
                                5/31/2008      57,313.48        52,938.69
                                6/30/2008      50,709.75        47,658.72
                                7/31/2008      49,913.41        45,861.03
                                8/31/2008      46,898.70        42,197.96
                                9/30/2008      38,426.82        34,813.18
                               10/31/2008      26,766.66        25,285.56
                               11/30/2008      25,129.65        23,382.14
2009                           12/31/2008      28,668.92        25,205.85
                                1/31/2009      26,463.62        23,578.05
                                2/28/2009      24,838.66        22,247.96
                                3/31/2009      28,256.49        25,445.15
                                4/30/2009      33,977.48        29,679.48
                                5/31/2009      41,760.36        34,750.69
                                6/30/2009      41,553.43        34,282.58
                                7/31/2009      46,824.47        38,137.59
                                8/31/2009      47,380.86        38,001.05
                                9/30/2009      51,332.64        41,450.42
                               10/31/2009      51,273.88        41,501.69
                               11/30/2009      54,270.97        43,284.42
2010                           12/31/2009      57,262.50        44,993.77
                                1/31/2010      54,726.67        42,484.38
                                2/28/2010      55,670.24        42,633.91
                                3/31/2010      60,424.43        46,075.86
                                4/30/2010      61,398.07        46,634.07
                                5/31/2010      55,202.20        42,532.30
                                6/30/2010      56,662.30        42,219.64
                                7/31/2010      61,862.04        45,735.49
                                8/31/2010      62,159.17        44,847.26
                                9/30/2010      69,687.49        49,831.12
                               10/31/2010      72,465.43        51,278.04
                               11/30/2010      70,493.99        49,924.41
2011                           12/31/2010      74,546.80        53,486.99
                                1/31/2011      71,386.46        52,035.83
                                2/28/2011      69,279.57        51,550.58
                                3/31/2011      73,121.55        54,581.43
                                4/30/2011      76,963.53        56,274.56
                                5/31/2011      75,197.46        54,798.52
                                6/30/2011      74,588.07        53,955.51
                                7/31/2011      75,429.99        53,715.88
                                8/31/2011      68,258.06        48,915.60
                                9/30/2011      56,117.74        41,783.97
10/11                          10/31/2011      62,300.74        47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.03% 8.93% 20.07%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS VALUE PORTFOLIO CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

1/29/2008                                    $    9,701     $      9,881
                                          Emerging Markets  MSCI EMERGING
                                ROUNDED   Value Portfolio - MARKETS INDEX
                               EMKT - 526     Class R2       (NET DIV.)
                               ---------- ----------------- -------------
2008                            1/29/2008         10000            10000
                                1/31/2008     10,050.00       9870.58027
                                2/29/2008     10,450.00      10599.15142
                                3/31/2008     10,097.25      10038.25207
                                4/30/2008     10,871.65      10852.89349
                                5/31/2008     10,962.16      11054.22933
                                6/30/2008      9,676.85      9951.708695
                                7/31/2008      9,488.75      9576.329254
                                8/31/2008      8,673.64      8811.436588
                                9/30/2008      7,173.75      7269.405686
                               10/31/2008      4,948.91      5279.926857
                               11/30/2008      4,569.06      4882.469938
2009                           12/31/2008      5,120.19      5263.282373
                                1/31/2009      4,674.95      4923.376446
                                2/28/2009      4,261.52      4645.638757
                                3/31/2009      5,001.60       5313.24974
                                4/30/2009      5,995.51      6197.428705
                                5/31/2009      7,342.09      7256.357709
                                6/30/2009      7,240.74      7158.611225
                                7/31/2009      8,197.07      7963.581949
                                8/31/2009      8,265.38      7935.072512
                                9/30/2009      9,034.99      8655.340231
                               10/31/2009      8,823.23      8666.046642
                               11/30/2009      9,387.92      9038.301585
2010                           12/31/2009      9,846.64      9395.234966
                                1/31/2010      9,296.82      8871.243377
                                2/28/2010      9,346.81      8902.467765
                                3/31/2010     10,146.53      9621.187789
                                4/30/2010     10,246.50      9737.748454
                                5/31/2010      9,146.88      8881.249686
                                6/30/2010      9,198.59      8815.963772
                                7/31/2010     10,085.20      9550.114665
                                8/31/2010      9,863.54      9364.642471
                                9/30/2010     11,031.37      10405.33035
                               10/31/2010     11,444.31      10707.46493
                               11/30/2010     11,031.37      10424.81085
2011                           12/31/2010     11,960.04      11168.72023
                                1/31/2011     11,583.09      10865.70006
                                2/28/2011     11,391.30       10764.3747
                                3/31/2011     12,042.71      11397.25281
                                4/30/2011     12,465.95      11750.79802
                                5/31/2011     11,989.80      11442.58284
                                6/30/2011     11,738.47      11266.55355
                                7/31/2011     11,638.91      11216.51417
                                8/31/2011     10,454.11       10214.1596
                                9/30/2011      8,577.42      8724.991068
10/11                          10/31/2011      9,700.58      9880.678991

                       AVERAGE ANNUAL   ONE      FROM
                       TOTAL RETURN     YEAR   1/29/2008
                       --------------  ------  ---------
                                       -15.24%   -0.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

EMERGING MARKETS VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                           Emerging Markets   MSCI EMERGING
                                ROUNDED    Value Portfolio-   MARKETS INDEX
                               EMKT - 95  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,210.11        11,043.27
                               12/31/2001      11,981.03        11,919.10
                                1/31/2002      12,932.59        12,321.28
                                2/28/2002      12,759.58        12,521.02
                                3/31/2002      13,523.71        13,270.30
                                4/30/2002      13,898.57        13,355.36
                                5/31/2002      13,725.56        13,139.34
                                6/30/2002      12,745.16        12,150.05
                                7/31/2002      12,240.55        11,221.22
                                8/31/2002      12,269.38        11,392.69
                                9/30/2002      10,798.79        10,163.15
                               10/31/2002      11,260.15        10,823.45
                               11/30/2002      12,139.62        11,568.33
2003                           12/31/2002      11,777.35        11,183.53
                                1/31/2003      11,954.90        11,134.20
                                2/28/2003      11,851.33        10,821.37
                                3/31/2003      11,585.01        10,512.33
                                4/30/2003      13,108.97        11,447.16
                                5/31/2003      14,085.48        12,265.59
                                6/30/2003      14,706.90        12,960.90
                                7/31/2003      15,047.20        13,766.84
                                8/31/2003      16,038.51        14,688.09
                                9/30/2003      16,822.68        14,795.06
                               10/31/2003      18,317.04        16,053.85
                               11/30/2003      18,524.18        16,249.19
2004                           12/31/2003      20,753.10        17,425.74
                                1/31/2004      21,322.91        18,034.27
                                2/29/2004      22,702.45        18,861.27
                                3/31/2004      22,987.36        19,097.00
                                4/30/2004      21,367.90        17,533.32
                                5/31/2004      20,738.11        17,183.53
                                6/30/2004      21,115.97        17,256.72
                                7/31/2004      21,387.46        16,940.82
                                8/31/2004      22,337.68        17,643.35
                                9/30/2004      23,809.16        18,661.28
                               10/31/2004      24,552.72        19,107.15
                               11/30/2004      27,208.30        20,875.96
2005                           12/31/2004      28,957.22        21,878.59
                                1/31/2005      29,432.43        21,934.15
                                2/28/2005      32,115.07        23,847.87
                                3/31/2005      29,767.18        22,271.83
                                4/30/2005      28,707.90        21,673.95
                                5/31/2005      29,122.40        22,428.37
                                6/30/2005      30,079.29        23,190.38
                                7/31/2005      32,267.72        24,811.33
                                8/31/2005      32,779.90        25,023.81
                                9/30/2005      35,410.13        27,353.90
                               10/31/2005      33,195.04        25,566.00
                               11/30/2005      35,644.11        27,680.93
2006                           12/31/2005      37,880.21        29,317.06
                                1/31/2006      41,499.95        32,591.52
                                2/28/2006      41,658.71        32,552.84
                                3/31/2006      43,066.02        32,839.73
                                4/30/2006      46,821.96        35,178.14
                                5/31/2006      41,745.07        31,492.44
                                6/30/2006      41,365.72        31,415.46
                                7/31/2006      42,342.98        31,865.25
                                8/31/2006      43,111.98        32,677.19
                                9/30/2006      43,986.14        32,949.27
                               10/31/2006      47,038.05        34,513.80
                               11/30/2006      50,477.49        37,079.37
2007                           12/31/2006      52,247.13        38,748.91
                                1/31/2007      53,050.68        38,331.68
                                2/28/2007      53,345.87        38,104.17
                                3/31/2007      56,123.08        39,621.55
                                4/30/2007      60,594.51        41,455.91
                                5/31/2007      65,197.46        43,509.21
                                6/30/2007      67,048.88        45,548.75
                                7/31/2007      70,225.14        47,952.05
                                8/31/2007      67,958.74        46,932.97
                                9/30/2007      74,083.28        52,115.94
                               10/31/2007      82,211.33        57,927.95
                               11/30/2007      76,210.87        53,821.63
2008                           12/31/2007      76,091.38        54,010.37
                                1/31/2008      68,514.74        47,270.20
                                2/29/2008      71,251.22        50,759.33
                                3/31/2008      68,853.80        48,073.18
                                4/30/2008      74,163.42        51,974.50
                                5/31/2008      74,797.15        52,938.69
                                6/30/2008      66,095.79        47,658.72
                                7/31/2008      64,798.78        45,861.03
                                8/31/2008      59,247.56        42,197.96
                                9/30/2008      49,026.34        34,813.18
                               10/31/2008      33,801.64        25,285.56
                               11/30/2008      31,235.09        23,382.14
2009                           12/31/2008      35,047.60        25,205.85
                                1/31/2009      31,884.01        23,578.05
                                2/28/2009      29,175.32        22,247.96
                                3/31/2009      34,222.18        25,445.15
                                4/30/2009      40,950.68        29,679.48
                                5/31/2009      50,163.55        34,750.69
                                6/30/2009      49,545.57        34,282.58
                                7/31/2009      56,189.13        38,137.59
                                8/31/2009      56,605.66        38,001.05
                                9/30/2009      61,827.93        41,450.42
                               10/31/2009      60,365.78        41,501.69
                               11/30/2009      64,209.14        43,284.42
2010                           12/31/2009      67,389.61        44,993.77
                                1/31/2010      63,552.86        42,484.38
                                2/28/2010      64,045.85        42,633.91
                                3/31/2010      69,683.09        46,075.86
                                4/30/2010      70,133.21        46,634.07
                                5/31/2010      62,781.22        42,532.30
                                6/30/2010      63,173.06        42,219.64
                                7/31/2010      69,018.02        45,735.49
                                8/31/2010      67,767.07        44,847.26
                                9/30/2010      75,902.81        49,831.12
                               10/31/2010      78,500.00        51,278.04
                               11/30/2010      75,946.10        49,924.41
2011                           12/31/2010      82,254.19        53,486.99
                                1/31/2011      79,683.74        52,035.83
                                2/28/2011      78,341.65        51,550.58
                                3/31/2011      82,845.61        54,581.43
                                4/30/2011      85,802.76        56,274.56
                                5/31/2011      82,527.15        54,798.52
                                6/30/2011      80,836.92        53,955.51
                                7/31/2011      80,151.28        53,715.88
                                8/31/2011      72,015.02        48,915.60
                                9/30/2011      59,086.07        41,783.97
10/11                          10/31/2011      66,849.04        47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.84% 7.28% 20.92%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)

APRIL 5, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

4/5/2005
                                           Emerging Markets
                                              Core Equity     MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGC - 272 Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
04/05                            4/5/2005      10,000.00        10,000.00
                                4/30/2005       9,580.00         9,681.98
                                5/31/2005       9,720.00        10,018.98
                                6/30/2005       9,980.46        10,359.38
                                7/31/2005      10,652.51        11,083.48
                                8/31/2005      10,762.85        11,178.39
                                9/30/2005      11,511.37        12,219.27
                               10/31/2005      10,897.56        11,420.59
                               11/30/2005      11,611.99        12,365.35
2006                           12/31/2005      12,295.12        13,096.23
                                1/31/2006      13,395.42        14,558.97
                                2/28/2006      13,415.61        14,541.69
                                3/31/2006      13,684.43        14,669.84
                                4/30/2006      14,623.65        15,714.44
                                5/31/2006      12,987.58        14,068.00
                                6/30/2006      12,774.97        14,033.61
                                7/31/2006      13,018.69        14,234.53
                                8/31/2006      13,333.50        14,597.24
                                9/30/2006      13,597.96        14,718.78
                               10/31/2006      14,487.45        15,417.67
                               11/30/2006      15,489.82        16,563.74
2007                           12/31/2006      16,100.27        17,309.54
                                1/31/2007      16,327.47        17,123.16
                                2/28/2007      16,203.54        17,021.52
                                3/31/2007      16,905.80        17,699.35
                                4/30/2007      18,041.81        18,518.78
                                5/31/2007      19,353.37        19,436.01
                                6/30/2007      19,810.95        20,347.09
                                7/31/2007      20,485.49        21,420.67
                                8/31/2007      19,956.23        20,965.44
                                9/30/2007      21,671.05        23,280.73
                               10/31/2007      23,923.67        25,877.01
                               11/30/2007      22,181.20        24,042.67
2008                           12/31/2007      22,135.55        24,126.99
                                1/31/2008      19,968.29        21,116.08
                                2/29/2008      20,620.57        22,674.71
                                3/31/2008      19,871.14        21,474.78
                                4/30/2008      21,377.81        23,217.54
                                5/31/2008      21,472.63        23,648.26
                                6/30/2008      19,078.76        21,289.64
                                7/31/2008      18,876.93        20,486.59
                                8/31/2008      17,623.42        18,850.26
                                9/30/2008      14,860.95        15,551.40
                               10/31/2008      10,661.50        11,295.32
                               11/30/2008       9,949.29        10,445.04
2009                           12/31/2008      10,921.92        11,259.71
                                1/31/2009       9,947.71        10,532.55
                                2/28/2009       9,276.59         9,938.39
                                3/31/2009      10,740.54        11,366.61
                                4/30/2009      12,702.24        13,258.13
                                5/31/2009      15,205.84        15,523.49
                                6/30/2009      15,058.12        15,314.38
                                7/31/2009      16,880.38        17,036.45
                                8/31/2009      16,945.85        16,975.46
                                9/30/2009      18,407.63        18,516.33
                               10/31/2009      18,067.97        18,539.23
                               11/30/2009      19,174.62        19,335.59
2010                           12/31/2009      20,050.08        20,099.18
                                1/31/2010      18,950.24        18,978.21
                                2/28/2010      19,159.21        19,045.00
                                3/31/2010      20,811.52        20,582.56
                                4/30/2010      21,009.62        20,831.92
                                5/31/2010      18,973.59        18,999.61
                                6/30/2010      19,134.07        18,859.95
                                7/31/2010      20,862.46        20,430.51
                                8/31/2010      20,585.47        20,033.73
                                9/30/2010      23,044.98        22,260.07
                               10/31/2010      23,724.09        22,906.43
                               11/30/2010      23,089.51        22,301.75
2011                           12/31/2010      24,785.44        23,893.19
                                1/31/2011      24,002.51        23,244.94
                                2/28/2011      23,588.67        23,028.17
                                3/31/2011      24,930.85        24,382.09
                                4/30/2011      25,915.11        25,138.42
                                5/31/2011      25,199.28        24,479.06
                                6/30/2011      24,848.79        24,102.48
                                7/31/2011      24,792.57        23,995.43
                                8/31/2011      22,555.05        21,851.10
                                9/30/2011      18,823.01        18,665.33
10/11                          10/31/2011      21,212.69        21,137.69

                     AVERAGE ANNUAL   ONE    FIVE    FROM
                     TOTAL RETURN     YEAR   YEARS 4/5/2005
                     --------------  ------  ----- --------
                                     -10.59% 7.92%  12.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolios' holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

              Russell 3000(R) Index........................ 7.90%
              Russell Microcap(R) Index (micro cap stocks). 2.11%
              Russell 2000(R) Index (small cap stocks)..... 6.71%
              Russell 1000(R) Index (large cap stocks)..... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84% Russell 1000(R) Value Index (large cap value stocks)... 6.16% Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended
October 31, 2011, approximately 97% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2011, the total return was 8.41% for the Portfolio and 8.09% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the fixed income component of the Portfolio exceeding the interest rate embedded in the Portfolio's S&P 500(R) futures contracts. The Portfolio's concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance. As interest rates declined during the period, these securities generated a positive return, adding to the positive return of the S&P 500(R) Index.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Master Fund held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were 5.53% for the Portfolio and 6.16% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Master Fund's higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,500 securities, and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 4.69% for the Portfolio's Class R1 shares, 4.50% for the Portfolio's Class R2 shares, 4.76% for the Portfolio's Institutional Class shares, and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period large cap stocks outperformed small cap stocks in the U.S. and growth stocks outperformed value stocks in the U.S. The Portfolio had a greater allocation than the Index to mid cap stocks and a lower allocation to micro cap stocks. The Portfolio also had a greater allocation than the Index to deep value stocks which performed well compared to the overall Index. These differences were the primary drivers of relative outperformance. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks, as measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company and value stocks, and does not attempt to closely track a specific index. As of October 31, 2011, the Portfolio held approximately 1,400 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 5.13% for the Portfolio and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. over the period. The Portfolio had a slightly lower allocation than the Index to larger small cap stocks and a slightly higher allocation to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. The Portfolio had a greater allocation than the Index to deep value stocks which performed relatively well compared to the overall Index. These differences were the primary drivers of relative outperformance. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics, than the U.S. market as a whole. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,200 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 7.47% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks, which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics, than the U.S. Core Equity 1 Portfolio and the U.S. market as a whole. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,300 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 6.98% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks, which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with increased exposure to smaller company stocks and stocks with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,100 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 5.86% for the Portfolio and 7.97% for the Russell 2500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio's lower allocation than the Index to growth stocks and greater allocation to the deepest value stocks were the primary drivers of relative underperformance. The Portfolio excludes REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,500 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 8.76% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of stocks compared to the Index. These differences were the primary drivers of relative outperformance. Dimensional's small cap strategies exclude REITs which were among the lower performing sectors in small cap stocks. This exclusion also contributed to the outperformance as compared to the Index.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to very small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,150 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 8.85% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, large cap stocks outperformed small cap stocks in the U.S over the period. The Portfolio had a much greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative outperformance as compared to the Index. Dimensional's micro cap strategies exclude REITs which were among the lower performing sectors in micro cap stocks. This exclusion also contributed to the outperformance as compared to the Index.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g., REITs), but does not attempt to closely track a specific index. As of October 31, 2011, the Portfolio held approximately 115 REITs and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 11.09% for the Portfolio, 11.67% for the Dow Jones U.S. Select REIT Index/SM/, and 8.09% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of stocks. The Portfolio's greater allocation to smaller REITs than the Dow Jones U.S. Select REIT IndexSM contributed to the underperformance. Small REITs generally underperformed the broader Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                          U.S.
                                                         DOLLAR
                                                         RETURN
                                                         ------
                MSCI World ex USA Index................. -3.70%
                MSCI World ex USA Small Cap Index....... -2.01%
                MSCI World ex USA Value Index........... -4.74%
                MSCI World ex USA Growth Index.......... -2.73%
--------
The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  United Kingdom.........................................    1.14%     2.10%
  Japan..................................................   -5.45%    -2.33%
  Canada.................................................   -2.57%    -0.18%
  France.................................................  -11.83%   -11.52%
  Australia..............................................   -4.39%     3.49%
  Switzerland............................................   -9.66%     2.03%

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  Ten Largest Foreign Developed Markets by Market Cap      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  Germany................................................   -7.39%    -7.07%
  Spain..................................................  -15.21%   -14.91%
  Sweden.................................................   -7.75%    -4.35%
  Hong Kong..............................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%

   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
                                                       CURRENCY U.S. DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP          RETURN    RETURN
    ------------------------------------------         -------- -----------
    China.............................................  -15.62%   -15.76%
    Brazil............................................  -12.71%   -12.57%
    South Korea.......................................    4.63%     6.24%
    Taiwan............................................   -5.30%    -3.07%
    South Africa......................................   10.15%    -2.95%
    India.............................................  -12.30%   -19.99%
    Russia............................................   -1.24%     0.22%
    Mexico............................................    5.26%    -1.38%
    Malaysia..........................................    2.08%     3.53%
    Indonesia.........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

GLOBAL REIT MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The publicly-traded global REIT market experienced significant levels of volatility during the one-year period ended October 31, 2011. While the REIT market generally rose through July 2011, it fell substantially in August and September, culminating in its lows of the period at the end of September. The market then turned sharply higher in October and generally rose throughout the month.

   Over the course of the period, there was a wide degree of dispersion in country-level returns within the S&P Global REIT Index. REITs in continental Europe significantly underperformed amid concerns over European debt, particularly in Greece and Italy. On the other hand, REITs in Canada, the US and Australia outperformed. On a sector basis, residential REITs significantly outperformed the index, while diversified, office and industrial REITs were relative underperformers.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                             U.S.
                                                            DOLLAR
                                                            RETURN
                                                            ------
             S&P Global ex U.S. REIT Index (net dividends). -0.08%
             S&P Global REIT Index (net dividends).........  5.31%
--------
Source: Standard and Poor's. Copyright S&P, 2011. All rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,350 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -4.86% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The majority of the Portfolio's relative underperformance was attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets, while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 5,300 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.49% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Funds collectively held approximately 4,800 securities in 23 developed market countries. In general, the Portfolio was mostly invested in the Master Funds throughout the year. The combined average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -2.92% for the Portfolio and -2.01% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. In general, international small cap stocks outperformed international mid cap and large cap stocks over the period. The Portfolio's relative underperformance as compared to the Index, was primarily attributable to differences in the valuation timing and methodology between the Master Funds (other than the Master Fund for Canadian small cap securities) and the Index. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds (other than the Master Fund for Canadian small cap securities) also utilize fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,400 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were 9.57% for the Portfolio and 9.17% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. In general, Japanese small cap stocks significantly outperformed Japanese mid cap and large cap stocks over the period. In particular, the smallest Japanese stocks outperformed all other market capitalizations. The series has a higher allocation to the smallest market capitalization segment than the Index, which contributed significantly to the Portfolio's relative outperformance. The positive contribution from size allocation differences was partially offset by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,100 securities across the eligible countries. In general, the Master Fund was mostly invested in equities during the period. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were -5.59% for the Portfolio and -3.65% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In general, Asia Pacific small cap stocks underperformed Asia Pacific mid cap and large cap stocks over the period. In particular, micro cap stocks in Hong Kong and Singapore did especially poorly. Relative to the Index, the Master Fund's greater allocation to the smallest stocks had a significant negative impact on the Portfolio's relative performance. The Portfolio's relative underperformance was also affected by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 375 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -0.28% for the Portfolio and -0.22% for the MSCI UK Small Cap Index (net dividends). One of the primary contributors to the Portfolio's performance relative to the Index was the Master Fund's exclusion of securities traded on the AIM segment of the London Stock Exchange. The Index includes these securities, which significantly underperformed, contributing to the Portfolio's relative performance. The impact of the foregoing contributors to relative performance was offset by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,500 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -11.09% for the Portfolio and -10.54% for the MSCI Europe ex UK Small Cap Index (net dividends). The Portfolio's underperformance was primarily attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets, but does not attempt to track a specific index. As of

October 31, 2011, the Portfolio held approximately 200 securities in 19 developed and emerging market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -0.43% for the Portfolio and -0.08% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Relative to the Index, the vast majority of the Portfolio's relative underperformance was attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track a specific index. As of October 31, 2011, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio. As of October 31, 2011, the Portfolio held approximately 310 securities, through its underlying funds, in 20 developed and emerging markets countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 6.17% for the Portfolio and 5.31% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. Relative to the Index, most of the Portfolio's relative outperformance was attributable to differences between the Index's assumed withholding tax rates and the Portfolio's actual withholding tax rates as the Index assumes a higher witholding tax rate than is actually applied to the Portfolio. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,200 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -4.39% for the Portfolio and -2.01% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. In general, international small cap growth stocks outperformed international small cap value stocks over the period. The Portfolio's larger allocation to international small cap value stocks, which underperformed, and significantly lower allocation to international small cap growth stocks, which outperformed, were the primary contributors to the Portfolio's relative underperformance as compared to the Index. The Portfolio's relative underperformance was also affected by differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with deeper value characteristics than the International Core Equity Portfolio. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 4,000 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.99% for the Portfolio and -3.70% for the MSCI World ex US Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex US Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional Fund Advisors LP: The DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure to value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Underlying Funds collectively held approximately 4,800 securities. In general, the Portfolio was mostly invested in equities. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -9.59% for the Portfolio and -4.66% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks outside the US during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Underlying Funds' higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 850 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.82% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative outperformance was primarily due to differences in country weight allocations and in the composition of the Master Fund's holdings relative to the Index. In particular, the Master Fund's lower weight in China, which underperformed, contributed significantly to the Portfolio's relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 2,550 securities across 15 emerging markets. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -14.03% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's underperformance was primarily due to emerging markets small cap stocks underperforming their large cap counterparts during the period. The Master Fund holds primarily small cap stocks, whereas the Index generally holds large cap and midcap stocks. To a lesser extent, an additional component of the Portfolio's performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio seeks to capture the returns of large and small cap value stocks in selected emerging markets countries by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 2,150 securities across 17 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -15.24% for the Portfolio's Class R2 shares, -14.84% for the Portfolio's Institutional Class shares, and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund's relative underperformance as compared to the Index, was primarily due to its higher allocation than the Index to small cap and value stocks, both of which underperformed, and a lower allocation than the Index to large cap and growth stocks, respectively, each of which outperformed. To a lesser extent, an additional component of the Master Fund's performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the US markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of emerging markets stocks with increased exposure to smaller company stocks and those stocks with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to selected emerging markets countries, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,400 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the

Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -10.59% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. In general, emerging markets small cap stocks significantly underperformed emerging markets mid cap and large cap stocks over the period. The Portfolio's higher allocation than the Index to small cap stocks and its lower allocation to large stocks had a negative impact on the Portfolio's relative performance. The Portfolio's higher allocation to deep value names, which significantly underperformed, and its lower allocation to extreme growth names, which outperformed, also had a negative impact on the Portfolio's relative performance. To a lesser extent, an additional component of the Portfolio's performance was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the US markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $  931.43    0.25%    $1.22
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.95    0.25%    $1.28

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  865.02    0.27%    $1.27
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.84    0.27%    $1.38

U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return
   Class R1 Shares..................... $1,000.00 $  839.03    0.48%    $2.22
   Class R2 Shares..................... $1,000.00 $  839.05    0.63%    $2.92
   Institutional Class Shares.......... $1,000.00 $  839.81    0.38%    $1.76
Hypothetical 5% Annual Return
   Class R1 Shares..................... $1,000.00 $1,022.79    0.48%    $2.45
   Class R2 Shares..................... $1,000.00 $1,022.03    0.63%    $3.21
   Institutional Class Shares.......... $1,000.00 $1,023.29    0.38%    $1.94

U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  836.53    0.52%    $2.41
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.58    0.52%    $2.65

U.S. CORE EQUITY 1 PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  898.19    0.20%    $0.96
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.20    0.20%    $1.02

U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  885.16    0.22%    $1.05
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.10    0.22%    $1.12

U.S. VECTOR EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  861.26    0.33%    $1.55
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.54    0.33%    $1.68

U.S. SMALL CAP PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  868.24    0.37%    $1.74
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.34    0.37%    $1.89

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  877.88    0.52%    $2.46
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.58    0.52%    $2.65

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  960.16    0.32%    $1.58
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.59    0.32%    $1.63

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  838.94    0.30%    $1.39
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.69    0.30%    $1.53

INTERNATIONAL CORE EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  818.22    0.40%    $1.83
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.19    0.40%    $2.04

INTERNATIONAL SMALL COMPANY PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  825.23    0.56%    $2.58
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.38    0.56%    $2.85

JAPANESE SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  981.58    0.56%    $2.80
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.38    0.56%    $2.85

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  832.56    0.60%    $2.77
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY
  PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  854.04    0.60%    $2.80
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

CONTINENTAL SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  740.30    0.58%    $2.54
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.28    0.58%    $2.96

DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  876.57    0.42%    $1.99
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.09    0.42%    $2.14

DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  924.55    0.41%    $1.99
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.14    0.41%    $2.09

DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  795.69    0.70%    $3.17
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.68    0.70%    $3.57

INTERNATIONAL VECTOR EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  804.71    0.55%    $2.50
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.43    0.55%    $2.80

WORLD EX U.S. VALUE PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  795.52    0.60%    $2.72
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

EMERGING MARKETS PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  835.46    0.63%    $2.91
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.03    0.63%    $3.21

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS SMALL CAP PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  809.48    0.82%    $3.74
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.07    0.82%    $4.18

EMERGING MARKETS VALUE PORTFOLIO**
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  778.14    0.88%    $3.94
   Institutional Class Shares.......... $1,000.00 $  779.10    0.63%    $2.83
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,020.77    0.88%    $4.48
   Institutional Class Shares.......... $1,000.00 $1,022.03    0.63%    $3.21

EMERGING MARKETS CORE EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  818.54    0.70%    $3.21
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.68    0.70%    $3.57
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             AFFILIATED INVESTMENT COMPANIES
                                             -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FIXED INCOME PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                   Corporate..........................  31.8%
                   Government.........................  11.8%
                   Foreign Corporate..................  21.1%
                   Foreign Government.................  27.8%
                   Supranational......................   7.5%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. TARGETED VALUE PORTFOLIO

                   Consumer Discretionary.............  16.7%
                   Consumer Staples...................   4.7%
                   Energy.............................  10.7%
                   Financials.........................  23.0%
                   Health Care........................   7.6%
                   Industrials........................  15.1%
                   Information Technology.............  12.3%
                   Materials..........................   8.5%
                   Other..............................    --
                   Telecommunication Services.........   1.0%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO

                   Consumer Discretionary.............  14.0%
                   Consumer Staples...................   6.7%
                   Energy.............................  12.1%
                   Financials.........................  17.7%
                   Health Care........................  10.9%
                   Industrials........................  13.8%
                   Information Technology.............  13.8%
                   Materials..........................   5.2%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   3.2%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                           U.S. MICRO CAP PORTFOLIO

                   Consumer Discretionary.............  16.5%
                   Consumer Staples...................   5.3%
                   Energy.............................   4.3%
                   Financials.........................  15.0%
                   Health Care........................  12.4%
                   Industrials........................  18.0%
                   Information Technology.............  20.0%
                   Materials..........................   5.1%
                   Other..............................    --
                   Telecommunication Services.........   1.4%
                   Utilities..........................   2.0%
                                                       -----
                                                       100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   3.8%
                   Energy.............................  10.1%
                   Financials.........................  21.3%
                   Health Care........................   6.5%
                   Industrials........................  18.9%
                   Information Technology.............  13.2%
                   Materials..........................   7.4%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   0.3%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  15.1%
                   Consumer Staples...................   5.9%
                   Energy.............................  10.6%
                   Financials.........................  23.3%
                   Health Care........................   8.8%
                   Industrials........................  13.9%
                   Information Technology.............  12.4%
                   Materials..........................   5.6%
                   Other..............................    --
                   Telecommunication Services.........   2.7%
                   Utilities..........................   1.7%
                                                       -----
                                                       100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO

                   Consumer Discretionary.............  13.6%
                   Consumer Staples...................   8.3%
                   Energy.............................  11.0%
                   Financials.........................  15.1%
                   Health Care........................  11.1%
                   Industrials........................  12.7%
                   Information Technology.............  16.9%
                   Materials..........................   4.9%
                   Other..............................    --
                   Telecommunication Services.........   2.6%
                   Utilities..........................   3.8%
                                                       -----
                                                       100.0%

                           U.S. SMALL CAP PORTFOLIO

                   Consumer Discretionary.............  17.4%
                   Consumer Staples...................   4.7%
                   Energy.............................   5.9%
                   Financials.........................  14.4%
                   Health Care........................  11.2%
                   Industrials........................  17.6%
                   Information Technology.............  19.2%
                   Materials..........................   5.4%
                   Other..............................    --
                   Telecommunication Services.........   0.9%
                   Utilities..........................   3.3%
                                                       -----
                                                       100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                   Consumer Discretionary.............   9.8%
                   Consumer Staples...................  10.2%
                   Energy.............................  10.7%
                   Financials.........................  22.4%
                   Health Care........................   8.4%
                   Industrials........................  11.9%
                   Information Technology.............   4.5%
                   Materials..........................  12.3%
                   Other..............................    --
                   Telecommunication Services.........   5.7%
                   Utilities..........................   4.1%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                      INTERNATIONAL CORE EQUITY PORTFOLIO

                   Consumer Discretionary.............  12.7%
                   Consumer Staples...................   7.2%
                   Energy.............................  10.4%
                   Financials.........................  23.6%
                   Health Care........................   4.9%
                   Industrials........................  16.1%
                   Information Technology.............   5.6%
                   Materials..........................  12.8%
                   Other..............................    --
                   Telecommunication Services.........   3.5%
                   Utilities..........................   3.2%
                                                       -----
                                                       100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  14.4%
                   Consumer Staples...................   5.9%
                   Energy.............................   9.4%
                   Financials.........................  22.4%
                   Health Care........................   4.1%
                   Industrials........................  18.5%
                   Information Technology.............   6.4%
                   Materials..........................  14.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   2.8%
                   Utilities..........................   2.1%
                                                       -----
                                                       100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                   Financials.........................   0.2%
                   Other..............................   0.2%
                   Real Estate Investment Trusts......  99.6%
                                                       -----
                                                       100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                   Consumer Discretionary.............  10.3%
                   Consumer Staples...................   7.9%
                   Energy.............................  11.1%
                   Financials.........................  23.2%
                   Health Care........................   1.8%
                   Industrials........................  10.7%
                   Information Technology.............  10.9%
                   Materials..........................  15.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   5.5%
                   Utilities..........................   3.6%
                                                       -----
                                                       100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  19.5%
                   Consumer Staples...................   5.1%
                   Energy.............................   6.9%
                   Financials.........................  17.7%
                   Health Care........................   2.0%
                   Industrials........................  24.6%
                   Information Technology.............   5.0%
                   Materials..........................  18.4%
                   Other..............................    --
                   Telecommunication Services.........   0.4%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (76.9%)
AUSTRALIA -- (0.4%)
BHP Billiton Finance USA, Ltd.
(u) 4.800%, 04/15/13.......................................    600  $   636,217
                                                                    -----------
AUSTRIA -- (3.4%)
Asfinag AG
(u) 2.000%, 10/22/12.......................................  3,650    3,700,312
Oesterreichische Volksbanken AG
(e) 3.000%, 02/09/12.......................................  1,600    2,225,404
                                                                    -----------
TOTAL AUSTRIA..............................................           5,925,716
                                                                    -----------
CANADA -- (10.8%)
Bank of Nova Scotia
(u) 2.250%, 01/22/13.......................................  1,300    1,324,387
British Columbia, Province of Canada
    5.500%, 04/24/13.......................................  2,000    2,130,725
Canadian Imperial Bank of Commerce
(u) 1.450%, 09/13/13.......................................    600      603,391
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    600      628,438
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    600      631,231
Encana Corp.
(u) 4.750%, 10/15/13.......................................    800      846,408
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13.......................................  3,200    3,486,509
Ontario, Province of Canada
    5.500%, 04/17/13.......................................  4,000    4,251,927
Toronto-Dominion Bank (The)
    4.854%, 02/13/13.......................................  4,000    4,184,359
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................    685      721,135
                                                                    -----------
TOTAL CANADA...............................................          18,808,510
                                                                    -----------
DENMARK -- (3.9%)
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12.......................................  2,800    2,839,136
Kommunekredit A.S.
(u) 1.250%, 09/03/13.......................................  4,000    4,038,232
                                                                    -----------
TOTAL DENMARK..............................................           6,877,368
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.749%, 02/07/13.....................................    500  $   500,872
                                                                    -----------
FRANCE -- (5.6%)
Caisse d'Amortissement de la Dette Sociale SA
(u) 2.250%, 07/06/12.......................................  3,500    3,536,564
(u) 5.375%, 07/17/12.......................................    500      516,041
Societe Financement del'Economie Francaise SA
(u) 2.250%, 06/11/12.......................................  1,500    1,515,025
Total Capital SA
(g) 5.500%, 01/29/13.......................................  2,500    4,223,233
                                                                    -----------
TOTAL FRANCE...............................................           9,790,863
                                                                    -----------
GERMANY -- (6.9%)
Deutsche Bank AG
(u) 2.375%, 01/11/13.......................................    600      599,452
Kreditanstalt fuer Wiederaufbau
(u) 4.000%, 10/15/13.......................................  3,000    3,199,101
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(u) 2.000%, 10/01/12.......................................  4,000    4,050,708
Landwirtschaftliche Rentenbank
(u) 4.125%, 07/15/13.......................................  4,000    4,234,644
                                                                    -----------
TOTAL GERMANY..............................................          12,083,905
                                                                    -----------
NETHERLANDS -- (7.7%)
Bank Nederlandse Gemeenten NV
(g) 5.750%, 03/07/12.......................................    521      850,970
(u) 1.875%, 03/01/13.......................................  3,000    3,050,808
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    600      639,820
Rabobank Nederland NV
(u) 3.000%, 09/18/12.......................................  1,700    1,729,806
(u) 3.375%, 02/19/13.......................................  2,500    2,568,230
Shell International Finance BV
(u) 1.875%, 03/25/13.......................................  4,500    4,594,608
                                                                    -----------
TOTAL NETHERLANDS..........................................          13,434,242
                                                                    -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NORWAY -- (1.8%)
Eksportfinans ASA
(u) 1.875%, 04/02/13.......................................  3,000  $ 3,048,990
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.9%)
African Development Bank
(c) 4.850%, 07/24/12.......................................  4,000    4,122,800
Eurofima
(u) 5.125%, 08/02/12.......................................  1,000    1,033,638
(c) 4.875%, 12/04/12.......................................  2,500    2,596,208
European Investment Bank
(u) 5.250%, 05/15/13.......................................  4,000    4,286,488
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         12,039,134
                                                                    -----------
SWEDEN -- (1.5%)
Kommuninvest I Sverige AB
(u) 5.375%, 07/03/12.......................................  2,600    2,682,069
                                                                    -----------
SWITZERLAND -- (0.4%)
Credit Suisse New York AG
(u) 5.000%, 05/15/13.......................................    600      624,431
                                                                    -----------
UNITED KINGDOM -- (1.8%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12.......................................  3,000    3,084,474
                                                                    -----------
UNITED STATES -- (25.5%)
Allstate Corp. (The)
    7.500%, 06/15/13....................................... $  489      534,751
American Express Bank FSB
    5.550%, 10/17/12.......................................    600      625,325
Anheuser-Busch Cos., Inc.
    4.375%, 01/15/13.......................................    700      726,949
Apache Corp.
    5.250%, 04/15/13.......................................    700      746,794
AT&T, Inc.
    4.950%, 01/15/13.......................................    600      629,212
Avery Dennison Corp.
    4.875%, 01/15/13.......................................    600      622,796
Bank of New York Mellon Corp. (The)
    4.500%, 04/01/13.......................................  3,000    3,157,515
Baxter International, Inc.
    1.800%, 03/15/13.......................................    800      811,814

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
BB&T Corp.
    3.375%, 09/25/13....................................... $  600  $   623,195
BlackRock, Inc.
    2.250%, 12/10/12.......................................    600      608,720
Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.......................................    600      631,306
Campbell Soup Co.
    4.875%, 10/01/13.......................................    251      270,299
Caterpillar Financial Services Corp.
    2.000%, 04/05/13.......................................    650      660,803
CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................    600      652,649
Citigroup, Inc.
    5.300%, 10/17/12.......................................  1,400    1,437,841
Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13.......................................    600      658,670
Computer Sciences Corp.
    5.000%, 02/15/13.......................................    600      623,750
Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13.......................................    250      261,140
Dell, Inc.
    1.400%, 09/10/13.......................................    600      605,919
Dominion Resources, Inc.
    5.000%, 03/15/13.......................................    600      631,546
Dow Chemical Co. (The)
    6.000%, 10/01/12.......................................    385      401,660
Enterprise Products Operating LLC
    6.375%, 02/01/13.......................................    664      702,009
Fifth Third Bancorp
    6.250%, 05/01/13.......................................    600      636,518
General Electric Capital Corp.
    6.000%, 06/15/12.......................................    800      825,572
    2.800%, 01/08/13.......................................  2,000    2,040,180
General Electric Co.
    5.000%, 02/01/13.......................................  1,500    1,573,000
Georgia Power Co.
    1.300%, 09/15/13.......................................    700      705,013
Goldman Sachs Group, Inc.(The)
    5.450%, 11/01/12.......................................  1,360    1,398,230
Hewlett-Packard Co.
    4.500%, 03/01/13.......................................    600      624,438
Historic TW, Inc.
    9.125%, 01/15/13.......................................    600      652,654

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
HSBC Finance Corp.
    6.375%, 11/27/12....................................... $  600 $    623,512
International Business Machines Corp.
    2.100%, 05/06/13.......................................    700      716,148
John Deere Capital Corp.
    4.500%, 04/03/13.......................................    700      738,020
Johnson & Johnson
    0.700%, 05/15/13.......................................  2,000    2,007,264
JPMorgan Chase & Co.
    5.375%, 10/01/12.......................................    800      834,163
Kimberly-Clark Corp.
    5.000%, 08/15/13.......................................    600      641,953
Kroger Co. (The)
    5.500%, 02/01/13.......................................    600      629,513
MetLife, Inc.
    5.375%, 12/15/12.......................................  1,000    1,043,171
Nisource Finance Corp.
    6.150%, 03/01/13.......................................    600      636,019
Paccar Financial Corp.
    2.050%, 06/17/13.......................................    600      611,358
PepsiCo, Inc.
    4.650%, 02/15/13.......................................    600      630,680
Philip Morris International, Inc.
    4.875%, 05/16/13.......................................    600      635,712
Pitney Bowes, Inc.
    4.625%, 10/01/12.......................................    600      618,990
Prudential Financial, Inc.
    5.150%, 01/15/13.......................................    600      626,599
Reynolds American, Inc.
    7.250%, 06/01/13.......................................    600      651,988
SunTrust Banks, Inc.
    5.250%, 11/05/12.......................................    500      515,460
Target Corp.
    4.000%, 06/15/13.......................................    977    1,029,745
TD Ameritrade Holding Corp.
    2.950%, 12/01/12.......................................    700      714,122
Time Warner Cable, Inc.
    6.200%, 07/01/13.......................................  1,000    1,081,244
Travelers Property Casualty Corp.
    5.000%, 03/15/13.......................................    700      734,647
UnitedHealth Group, Inc.
    5.500%, 11/15/12.......................................    250      261,676
    4.875%, 04/01/13.......................................    600      629,834
Verizon Communications, Inc.
    4.350%, 02/15/13.......................................    600      627,040
Wal-Mart Stores, Inc.
    4.250%, 04/15/13.......................................  1,595    1,679,825

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Wells Fargo Bank & Co.
    4.375%, 01/31/13....................................... $  500 $    519,992
                                                                   ------------
TOTAL UNITED STATES........................................          44,518,943
                                                                   ------------
TOTAL BONDS................................................         134,055,734
                                                                   ------------
AGENCY OBLIGATIONS -- (11.1%)
Federal Home Loan Bank
    3.625%, 10/18/13.......................................  3,000    3,185,139
Federal Home Loan Mortgage Corporation
    4.125%, 09/27/13.......................................  3,000    3,211,818
Federal Home Loan Mortgage Corporation Discount Note
(y)^^ 0.054%, 12/12/11.....................................  4,000    3,999,910
Federal National Mortgage Association Discount Note
(y)^^ 0.040%, 12/09/11.....................................  9,000    8,999,812
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .................................          19,396,679
                                                                   ------------
COMMERCIAL PAPER -- (5.1%)
Caisse Cent Desjardins Du Quebec
    0.300%, 01/04/12.......................................  3,000    2,998,538
Caisse des Depots Et Consignations
    0.572%, 03/19/12.......................................  1,000      998,289
Electricite de France
    0.582%, 03/13/12.......................................  1,000      998,429
Sheffield Receivables Corp.
    0.360%, 01/04/12.......................................  3,000    2,998,630
    0.350%, 01/11/12.......................................  1,000      999,456
                                                                   ------------
TOTAL COMMERCIAL PAPER.....................................           8,993,342
                                                                   ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 EXCHANGE-TRADED FUND -- (3.2%)
 UNITED STATES -- (3.2%)
    SPDR Trust Series I.................................    44,100 $  5,532,345
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (3.7%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares.............................. 6,434,385    6,434,385
                                                                   ------------

                                                                      VALUE+
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $172,868,110)..................................           $174,412,485
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                               ----------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ----------- ------------  ------- ------------
 Bonds........................          -- $134,055,734    --    $134,055,734
 Agency Obligations...........          --   19,396,679    --      19,396,679
 Commercial Paper.............          --    8,993,342    --       8,993,342
 Exchange-Traded Fund......... $ 5,532,345           --    --       5,532,345
 Temporary Cash Investments...   6,434,385           --    --       6,434,385
 Forward Currency Contracts**.          --     (300,884)   --        (300,884)
 Futures Contracts**..........   9,411,800           --    --       9,411,800
                               ----------- ------------    --    ------------
 TOTAL........................ $21,378,530 $162,144,871    --    $183,523,401
                               =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company..................................... $7,341,489,724
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $5,970,300,490)..................................... $7,341,489,724
                                                                 ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                  ------- ------------ ---------------
COMMON STOCKS -- (84.6%)
Consumer Discretionary -- (14.1%)
  #Dillard's, Inc. Class A....................... 240,649 $ 12,400,643       0.5%
   Foot Locker, Inc.............................. 476,481   10,415,875       0.4%
 #*GameStop Corp. Class A........................ 573,361   14,660,841       0.6%
  #Lennar Corp. Class A.......................... 638,026   10,552,950       0.4%
  *Liberty Media Corp. - Liberty Capital Class A. 139,435   10,711,397       0.4%
  *Mohawk Industries, Inc........................ 290,366   15,287,770       0.6%
  #Rent-A-Center, Inc............................ 265,181    9,055,931       0.4%
 #*Toll Brothers, Inc............................ 798,600   13,927,584       0.5%
   Other Securities..............................          326,124,938      12.8%
                                                          ------------      ----
Total Consumer Discretionary.....................          423,137,929      16.6%
                                                          ------------      ----
Consumer Staples -- (4.0%)
  *Constellation Brands, Inc. Class A............ 572,827   11,582,562       0.5%
  *Ralcorp Holdings, Inc......................... 166,665   13,473,199       0.5%
 #*Smithfield Foods, Inc......................... 767,800   17,551,908       0.7%
   Other Securities..............................           76,352,076       3.0%
                                                          ------------      ----
Total Consumer Staples...........................          118,959,745       4.7%
                                                          ------------      ----
Energy -- (9.0%)
  *Bill Barrett Corp............................. 221,991    9,234,826       0.4%
  *Helix Energy Solutions Group, Inc............. 494,307    8,927,184       0.4%
   HollyFrontier Corp............................ 292,434    8,974,799       0.4%
   Patterson-UTI Energy, Inc..................... 442,089    8,983,248       0.4%
  *Plains Exploration & Production Co............ 584,772   18,420,318       0.7%
  *Rowan Cos., Inc............................... 522,259   18,012,713       0.7%
  #Sunoco, Inc................................... 442,604   16,478,147       0.6%
  *Tesoro Corp................................... 728,585   18,899,495       0.7%
  #Tidewater, Inc................................ 228,570   11,252,501       0.4%
   Other Securities..............................          151,190,000       5.9%
                                                          ------------      ----
Total Energy.....................................          270,373,231      10.6%
                                                          ------------      ----
Financials -- (19.5%)
   American Financial Group, Inc................. 406,455   14,563,283       0.6%
   Assurant, Inc................................. 387,206   14,922,919       0.6%
   Axis Capital Holdings, Ltd.................... 478,366   14,996,774       0.6%
   Everest Re Group, Ltd......................... 105,755    9,509,490       0.4%
  #Legg Mason, Inc............................... 477,247   13,124,292       0.5%
  *NASDAQ OMX Group, Inc. (The).................. 660,615   16,548,406       0.6%
  *PartnerRe, Ltd................................ 152,798    9,507,092       0.4%
   People's United Financial, Inc................ 729,874    9,305,894       0.4%
   Reinsurance Group of America, Inc............. 304,455   15,901,685       0.6%
   Transatlantic Holdings, Inc................... 204,165   10,624,747       0.4%
   Validus Holdings, Ltd......................... 413,328   11,308,654       0.4%
   White Mountains Insurance Group, Ltd..........  22,083    9,274,860       0.4%
   Other Securities..............................          434,292,750      17.1%
                                                          ------------      ----
Total Financials.................................          583,880,846      23.0%
                                                          ------------      ----
Health Care -- (6.5%)
  *Coventry Health Care, Inc..................... 467,075   14,857,656       0.6%
  *Healthspring, Inc............................. 245,340   13,233,640       0.5%
  *Hologic, Inc.................................. 854,084   13,767,834       0.5%
  #Omnicare, Inc................................. 522,804   15,590,015       0.6%
   Other Securities..............................          136,145,359       5.4%
                                                          ------------      ----
Total Health Care................................          193,594,504       7.6%
                                                          ------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES         VALUE+     OF NET ASSETS**
                                                                   ------------ -------------- ---------------
Industrials -- (12.7%)
  *Owens Corning, Inc.............................................      354,345 $   10,056,311       0.4%
  *Quanta Services, Inc...........................................      506,883     10,588,786       0.4%
  #Ryder System, Inc..............................................      219,950     11,204,253       0.4%
   Other Securities...............................................                 350,478,107      13.8%
                                                                                --------------      ----
Total Industrials.................................................                 382,327,457      15.0%
                                                                                --------------      ----
Information Technology -- (10.4%)
  *Arrow Electronics, Inc.........................................      414,359     14,937,642       0.6%
  *IAC/InterActiveCorp............................................      329,849     13,467,735       0.5%
  *Ingram Micro, Inc. Class A.....................................      529,613      9,469,480       0.4%
  *Tech Data Corp.................................................      261,278     12,849,652       0.5%
   Other Securities...............................................                 262,468,297      10.3%
                                                                                --------------      ----
Total Information Technology......................................                 313,192,806      12.3%
                                                                                --------------      ----
Materials -- (7.2%)
   Ashland, Inc...................................................      329,404     17,445,236       0.7%
  *Coeur d'Alene Mines Corp.......................................      421,417     10,775,633       0.4%
  #Cytec Industries, Inc..........................................      201,520      9,001,898       0.4%
  #Domtar Corp....................................................      162,773     13,332,736       0.5%
   MeadWestavco Corp..............................................      423,735     11,826,444       0.5%
   Reliance Steel & Aluminum Co...................................      212,025      9,369,385       0.4%
   Rock-Tenn Co. Class A..........................................      208,098     12,317,321       0.5%
   Other Securities...............................................                 131,056,566       5.1%
                                                                                --------------      ----
Total Materials...................................................                 215,125,219       8.5%
                                                                                --------------      ----
Other -- (0.0%)
   Other Securities...............................................                          --       0.0%
                                                                                --------------      ----
Telecommunication Services -- (0.8%)
   Other Securities...............................................                  25,513,924       1.0%
                                                                                --------------      ----
Utilities -- (0.4%)
   Other Securities...............................................                  10,985,644       0.4%
                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................               2,537,091,305      99.7%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                       1,491       0.0%
                                                                                --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares.......................................................      809,741        809,741       0.0%
                                                                                --------------      ----

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                   ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (15.4%)
(S)@DFA Short Term Investment Fund................................  461,537,179    461,537,179      18.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,174,891 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,179,114) to be repurchased at $1,140,675.................. $      1,141      1,140,671       0.1%
                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................                 462,677,850      18.2%
                                                                                --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                                    VALUE+     OF NET ASSETS**
                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,747,568,366)....................... $3,000,580,387      117.9%
                                                ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  423,137,929           --   --    $  423,137,929
   Consumer Staples.........    118,932,853 $     26,892   --       118,959,745
   Energy...................    270,373,231           --   --       270,373,231
   Financials...............    583,547,807      333,039   --       583,880,846
   Health Care..............    193,594,504           --   --       193,594,504
   Industrials..............    382,261,997       65,460   --       382,327,457
   Information Technology...    313,192,806           --   --       313,192,806
   Materials................    215,125,219           --   --       215,125,219
   Other....................             --           --   --                --
   Telecommunication
     Services...............     25,513,924           --   --        25,513,924
   Utilities................     10,985,644           --   --        10,985,644
Rights/Warrants.............          1,491           --   --             1,491
Temporary Cash Investments..        809,741           --   --           809,741
Securities Lending
  Collateral................             --  462,677,850   --       462,677,850
                             -------------- ------------   --    --------------
TOTAL....................... $2,537,477,146 $463,103,241   --    $3,000,580,387
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (85.1%)
 Consumer Discretionary -- (15.7%)
    Bob Evans Farms, Inc..............   958,265 $   31,526,919       0.5%
  #*Cabela's, Inc..................... 1,410,635     35,153,024       0.5%
   #Dillard's, Inc. Class A........... 1,637,833     84,397,534       1.3%
   #Group 1 Automotive, Inc...........   692,454     31,548,204       0.5%
  #*Iconix Brand Group, Inc........... 1,808,160     32,456,472       0.5%
   #Penske Automotive Group, Inc...... 1,702,549     34,714,974       0.5%
   #Rent-A-Center, Inc................ 1,554,059     53,071,115       0.8%
  #*Saks, Inc......................... 3,415,558     36,102,448       0.6%
   #Scholastic Corp................... 1,528,917     41,051,421       0.6%
    Other Securities..................              816,364,443      12.5%
                                                 --------------      ----
 Total Consumer Discretionary.........            1,196,386,554      18.3%
                                                 --------------      ----
 Consumer Staples -- (3.2%)
    Fresh Del Monte Produce, Inc...... 1,373,299     34,964,193       0.5%
   *Hain Celestial Group, Inc. (The).. 1,248,931     41,914,124       0.7%
   #Universal Corp....................   707,351     30,288,770       0.5%
    Other Securities..................              138,519,464       2.1%
                                                 --------------      ----
 Total Consumer Staples...............              245,686,551       3.8%
                                                 --------------      ----
 Energy -- (8.6%)
   *Bill Barrett Corp.................   781,488     32,509,901       0.5%
    Bristow Group, Inc................ 1,094,569     54,487,645       0.8%
  #*Complete Production Services, Inc. 1,359,909     44,605,015       0.7%
   *Helix Energy Solutions Group, Inc. 3,199,360     57,780,442       0.9%
    HollyFrontier Corp................ 1,130,678     34,700,508       0.5%
    SEACOR Holdings, Inc..............   371,968     31,673,075       0.5%
  #*Western Refining, Inc............. 1,898,570     30,339,149       0.5%
    Other Securities..................              367,601,614       5.6%
                                                 --------------      ----
 Total Energy.........................              653,697,349      10.0%
                                                 --------------      ----
 Financials -- (18.1%)
  #*American Capital, Ltd............. 4,448,154     34,562,157       0.5%
  #*CNO Financial Group, Inc.......... 8,156,999     50,981,244       0.8%
   #Delphi Financial Group, Inc.
     Class A.......................... 1,362,859     36,088,506       0.5%
    Harleysville Group, Inc...........   512,744     30,128,837       0.5%
    Kemper Corp....................... 1,407,792     37,855,527       0.6%
  #*MBIA, Inc......................... 3,882,727     34,167,998       0.5%
    Montpelier Re Holdings, Ltd....... 2,084,607     36,480,623       0.6%
   *PHH Corp.......................... 1,845,253     34,044,918       0.5%
   #Umpqua Holdings Corp.............. 3,119,312     35,716,122       0.5%
   #Webster Financial Corp............ 1,871,431     36,754,905       0.6%
   #Wintrust Financial Corp........... 1,050,018     30,324,520       0.5%
    Other Securities..................              987,077,775      15.1%
                                                 --------------      ----
 Total Financials.....................            1,384,183,132      21.2%
                                                 --------------      ----
 Health Care -- (5.5%)
    Cooper Cos., Inc. (The)...........   613,518     42,516,797       0.7%
  #*Healthspring, Inc.................   882,626     47,608,846       0.7%
  #*LifePoint Hospitals, Inc.......... 1,784,701     68,996,541       1.1%
   *Viropharma, Inc................... 1,980,889     40,093,193       0.6%
    Other Securities..................              224,136,923       3.4%
                                                 --------------      ----
 Total Health Care....................              423,352,300       6.5%
                                                 --------------      ----
 Industrials -- (16.1%)
   #Alexander & Baldwin, Inc.......... 1,205,757     50,050,973       0.8%
  #*Avis Budget Group, Inc............ 3,121,273     44,009,949       0.7%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Industrials -- (Continued)
 #*Esterline Technologies Corp.......  1,045,473 $   58,441,941       0.9%
  #GATX Corp.........................  1,559,790     59,240,824       0.9%
   Seaboard Corp.....................     18,588     40,856,424       0.6%
  #Trinity Industries, Inc...........  1,796,783     48,998,272       0.7%
  #Triumph Group, Inc................    664,017     38,579,388       0.6%
   Other Securities..................               883,966,620      13.5%
                                                 --------------      ----
Total Industrials....................             1,224,144,391      18.7%
                                                 --------------      ----
Information Technology -- (11.2%)
 #*Benchmark Electronics, Inc........  2,338,129     32,125,892       0.5%
 #*CACI International, Inc. Class A..    569,627     31,266,826       0.4%
  *Coherent, Inc.....................    783,871     39,953,905       0.6%
  *Convergys Corp....................  3,064,682     32,792,097       0.5%
 #*Fairchild Semiconductor
   International, Inc................  3,113,394     46,607,508       0.7%
   MKS Instruments, Inc..............  1,677,240     44,681,674       0.7%
 #*Vishay Intertechnology, Inc.......  2,938,669     31,590,692       0.5%
   Other Securities..................               594,642,481       9.1%
                                                 --------------      ----
Total Information Technology.........               853,661,075      13.0%
                                                 --------------      ----
Materials -- (6.3%)
  *Coeur d'Alene Mines Corp..........  1,822,519     46,601,811       0.7%
  #Westlake Chemical Corp............  1,576,358     64,961,713       1.0%
   Other Securities..................               366,139,330       5.6%
                                                 --------------      ----
Total Materials......................               477,702,854       7.3%
                                                 --------------      ----
Other -- (0.0%)
   Other Securities..................                   740,208       0.0%
                                                 --------------      ----
Real Estate Investment
  Trusts -- (0.0%)
   Other Securities..................                     1,166       0.0%
                                                 --------------      ----
Telecommunication Services -- (0.3%)
   Other Securities..................                20,070,867       0.3%
                                                 --------------      ----
Utilities -- (0.1%)
   Other Securities..................                 9,793,296       0.1%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             6,489,419,743      99.2%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..................                    12,439       0.0%
                                                 --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............ 54,349,024     54,349,024       0.8%
                                                 --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                            SHARES/
                                             FACE                        PERCENTAGE
                                            AMOUNT          VALUE+     OF NET ASSETS**
                                         -------------- -------------- ---------------
                                             (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@DFA Short Term Investment Fund......  1,076,914,745 $1,076,914,745       16.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $2,071,998
     FHLMC, rates ranging from 4.500%
     to 6.000%, maturities ranging from
     07/01/30 to 10/01/36 & FNMA, rates
     ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26
     to 06/01/41, valued at $2,079,445)
     to be repurchased at $2,011,656.... $        2,012      2,011,649        0.0%
                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 1,078,926,394       16.5%
                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,359,639,212).................                $7,622,707,600      116.5%
                                                        ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $1,196,386,554             --   --    $1,196,386,554
   Consumer Staples.......    245,211,528 $      475,023   --       245,686,551
   Energy.................    653,697,349             --   --       653,697,349
   Financials.............  1,381,123,223      3,059,909   --     1,384,183,132
   Health Care............    423,331,307         20,993   --       423,352,300
   Industrials............  1,223,770,149        374,242   --     1,224,144,391
   Information Technology.    853,661,075             --   --       853,661,075
   Materials..............    477,702,854             --   --       477,702,854
   Other..................             --        740,208   --           740,208
   Real Estate
     Investment Trusts....          1,166             --   --             1,166
   Telecommunication
     Services.............     20,070,867             --   --        20,070,867
   Utilities..............      9,793,296             --   --         9,793,296
Rights/Warrants...........         12,439             --   --            12,439
Temporary Cash
  Investments.............     54,349,024             --   --        54,349,024
Securities Lending
  Collateral..............             --  1,078,926,394   --     1,078,926,394
Futures Contracts**.......        536,023             --   --           536,023
                           -------------- --------------   --    --------------
TOTAL..................... $6,539,646,854 $1,083,596,769   --    $7,623,243,623
                           ============== ==============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS**
                                       --------- ------------ ---------------
  COMMON STOCKS -- (87.8%)
  Consumer Discretionary -- (12.0%)
    *Amazon.com, Inc..................    59,387 $ 12,679,718       0.3%
     Comcast Corp. Class A............   508,494   11,924,184       0.3%
    #Home Depot, Inc..................   251,163    8,991,635       0.3%
     McDonald's Corp..................   160,072   14,862,685       0.4%
    #Time Warner, Inc.................   253,277    8,862,162       0.2%
    #Walt Disney Co. (The)............   412,943   14,403,452       0.4%
     Other Securities.................            435,260,643      11.7%
                                                 ------------      ----
  Total Consumer Discretionary........            506,984,479      13.6%
                                                 ------------      ----
  Consumer Staples -- (7.3%)
    #Altria Group, Inc................   320,618    8,833,026       0.3%
     Coca-Cola Co. (The)..............   333,834   22,807,539       0.6%
     CVS Caremark Corp................   320,731   11,642,535       0.3%
     Kraft Foods, Inc. Class A........   386,181   13,585,848       0.4%
     PepsiCo, Inc.....................   253,522   15,959,210       0.4%
     Philip Morris International, Inc.   277,118   19,362,235       0.5%
     Procter & Gamble Co. (The).......   429,326   27,472,571       0.7%
    #Wal-Mart Stores, Inc.............   499,081   28,307,874       0.8%
     Other Securities.................            161,810,097       4.3%
                                                 ------------      ----
  Total Consumer Staples..............            309,780,935       8.3%
                                                 ------------      ----
  Energy -- (9.7%)
     Anadarko Petroleum Corp..........   117,743    9,242,826       0.3%
    #Chevron Corp.....................   477,372   50,147,929       1.3%
     ConocoPhillips...................   318,241   22,165,486       0.6%
     Exxon Mobil Corp.................   896,367   69,997,299       1.9%
     Occidental Petroleum Corp........   173,726   16,146,094       0.4%
     Schlumberger, Ltd................   211,589   15,545,444       0.4%
     Other Securities.................            226,991,149       6.1%
                                                 ------------      ----
  Total Energy........................            410,236,227      11.0%
                                                 ------------      ----
  Financials -- (13.2%)
     American Express Co..............   176,383    8,928,507       0.2%
     Bank of America Corp............. 1,928,676   13,172,857       0.4%
    *Berkshire Hathaway, Inc..........   290,501   22,618,408       0.6%
     Citigroup, Inc...................   600,766   18,978,198       0.5%
     Goldman Sachs Group, Inc. (The)..   103,629   11,352,557       0.3%
     JPMorgan Chase & Co..............   962,661   33,462,096       0.9%
     U.S. Bancorp.....................   443,086   11,338,571       0.3%
     Wells Fargo & Co................. 1,201,867   31,140,374       0.8%
     Other Securities.................            409,941,471      11.0%
                                                 ------------      ----
  Total Financials....................            560,933,039      15.0%
                                                 ------------      ----
  Health Care -- (9.7%)
    #Abbott Laboratories..............   244,235   13,156,939       0.4%
     Amgen, Inc.......................   198,736   11,381,611       0.3%
     Johnson & Johnson................   435,957   28,071,271       0.7%
     Merck & Co., Inc.................   709,740   24,486,030       0.7%
     Pfizer, Inc...................... 1,820,669   35,066,085       0.9%
     UnitedHealth Group, Inc..........   245,508   11,781,929       0.3%
     Other Securities.................            287,020,078       7.7%
                                                 ------------      ----
  Total Health Care...................            410,963,943      11.0%
                                                 ------------      ----
  Industrials -- (11.1%)
     Caterpillar, Inc.................   104,739    9,893,646       0.3%
     General Electric Co.............. 2,447,102   40,891,074       1.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES         VALUE+     OF NET ASSETS**
                                                                   ------------ -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp.............................................      112,188 $   11,170,559       0.3%
   United Technologies Corp.......................................      142,425     11,106,302       0.3%
   Other Securities...............................................                 399,083,572      10.7%
                                                                                --------------      ----
Total Industrials.................................................                 472,145,153      12.7%
                                                                                --------------      ----
Information Technology -- (14.8%)
  *Apple, Inc.....................................................      150,843     61,058,230       1.6%
   Cisco Sytems, Inc..............................................      798,867     14,803,006       0.4%
  *Google, Inc....................................................       40,661     24,097,335       0.7%
   Hewlett-Packard Co.............................................      447,680     11,912,765       0.3%
  #Intel Corp.....................................................      963,439     23,642,793       0.6%
   International Business Machines Corp...........................      190,180     35,112,933       0.9%
   Microsoft Corp.................................................    1,228,039     32,702,679       0.9%
   Oracle Corp....................................................      628,672     20,601,581       0.6%
   QUALCOMM, Inc..................................................      272,315     14,051,454       0.4%
  #Visa, Inc......................................................      114,676     10,694,684       0.3%
   Other Securities...............................................                 377,845,655      10.1%
                                                                                --------------      ----
Total Information Technology......................................                 626,523,115      16.8%
                                                                                --------------      ----
Materials -- (4.4%)
   Other Securities...............................................                 183,944,352       4.9%
                                                                                --------------      ----
Other -- (0.0%)
   Other Securities...............................................                      26,516       0.0%
                                                                                --------------      ----
Telecommunication Services -- (2.3%)
   AT&T, Inc......................................................    1,371,909     40,210,653       1.1%
   Verizon Communications, Inc....................................      650,968     24,072,797       0.6%
   Other Securities...............................................                  33,735,138       0.9%
                                                                                --------------      ----
Total Telecommunication Services..................................                  98,018,588       2.6%
                                                                                --------------      ----
Utilities -- (3.3%)
   Other Securities...............................................                 139,394,990       3.8%
                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................               3,718,951,337      99.7%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                      26,716       0.0%
                                                                                --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares.............................   10,048,770     10,048,770       0.3%
                                                                                --------------      ----

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                   ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund................................  508,332,045    508,332,045      13.6%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,113,627 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,117,629) to be repurchased at $1,081,195.................. $      1,081      1,081,191       0.0%
                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................                 509,413,236      13.6%
                                                                                --------------      ----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                                  VALUE+     OF NET ASSETS**
                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,944,426,687)...................... $4,238,440,059      113.6%
                                              ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  506,984,479           --   --    $  506,984,479
   Consumer Staples.........    309,773,118 $      7,817   --       309,780,935
   Energy...................    410,236,227           --   --       410,236,227
   Financials...............    560,846,965       86,074   --       560,933,039
   Health Care..............    410,963,943           --   --       410,963,943
   Industrials..............    472,135,073       10,080   --       472,145,153
   Information Technology...    626,523,115           --   --       626,523,115
   Materials................    183,944,352           --   --       183,944,352
   Other....................             --       26,516   --            26,516
   Telecommunication
     Services...............     98,018,588           --   --        98,018,588
   Utilities................    139,394,990           --   --       139,394,990
Rights/Warrants.............         26,716           --   --            26,716
Temporary Cash Investments..     10,048,770           --   --        10,048,770
Securities Lending
  Collateral................             --  509,413,236   --       509,413,236
                             -------------- ------------   --    --------------
TOTAL....................... $3,728,896,336 $509,543,723   --    $4,238,440,059
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (84.4%)
 Consumer Discretionary -- (11.8%)
   #Comcast Corp. Class A.............   980,689 $   22,997,157       0.4%
    Lowe's Cos., Inc..................   606,612     12,750,984       0.2%
   #News Corp. Class A................   837,149     14,666,850       0.2%
   #Time Warner, Inc..................   505,637     17,692,239       0.3%
   #Walt Disney Co. (The).............   823,524     28,724,517       0.5%
    Other Securities..................              719,773,468      12.4%
                                                 --------------      ----
 Total Consumer Discretionary.........              816,605,215      14.0%
                                                 --------------      ----
 Consumer Staples -- (5.7%)
    Coca-Cola Co. (The)...............   219,621     15,004,507       0.2%
   #CVS Caremark Corp.................   621,786     22,570,832       0.4%
    Kraft Foods, Inc. Class A.........   765,796     26,940,703       0.4%
    Procter & Gamble Co. (The)........   610,480     39,064,615       0.7%
    Wal-Mart Stores, Inc..............   387,774     21,994,541       0.4%
    Other Securities..................              266,242,594       4.6%
                                                 --------------      ----
 Total Consumer Staples...............              391,817,792       6.7%
                                                 --------------      ----
 Energy -- (10.2%)
    Anadarko Petroleum Corp...........   228,215     17,914,878       0.3%
   #Apache Corp.......................   180,816     18,014,698       0.3%
   #Chevron Corp......................   960,977    100,950,634       1.7%
    ConocoPhillips....................   621,821     43,309,833       0.8%
    Devon Energy Corp.................   189,302     12,295,165       0.2%
    Exxon Mobil Corp.................. 1,268,253     99,037,877       1.7%
    National Oilwell Varco, Inc.......   194,038     13,840,731       0.3%
    Occidental Petroleum Corp.........   270,857     25,173,450       0.4%
    Schlumberger, Ltd.................   177,195     13,018,517       0.2%
    Other Securities..................              360,895,030       6.2%
                                                 --------------      ----
 Total Energy.........................              704,450,813      12.1%
                                                 --------------      ----
 Financials -- (14.9%)
    Bank of America Corp.............. 4,072,969     27,818,378       0.5%
   *Berkshire Hathaway, Inc...........   192,106     14,957,373       0.3%
    Citigroup, Inc....................   627,059     19,808,794       0.3%
    Goldman Sachs Group, Inc. (The)...   215,233     23,578,775       0.4%
    JPMorgan Chase & Co............... 1,841,003     63,993,264       1.1%
   *MetLife, Inc......................   467,142     16,424,713       0.3%
    PNC Financial Services Group, Inc.   246,884     13,260,140       0.2%
  #*Prudential Financial, Inc.........   228,856     12,403,995       0.2%
    Travelers Cos., Inc. (The)........   235,445     13,738,216       0.2%
   #U.S. Bancorp......................   883,601     22,611,350       0.4%
    Wells Fargo & Co.................. 2,348,255     60,843,287       1.1%
    Other Securities..................              739,340,382      12.7%
                                                 --------------      ----
 Total Financials.....................            1,028,778,667      17.7%
                                                 --------------      ----
 Health Care -- (9.2%)
    Amgen, Inc........................   275,807     15,795,467       0.3%
    Johnson & Johnson.................   349,581     22,509,521       0.4%
    Merck & Co., Inc.................. 1,428,149     49,271,140       0.8%
    Pfizer, Inc....................... 3,659,190     70,475,999       1.2%
    UnitedHealth Group, Inc...........   453,978     21,786,404       0.4%
    WellPoint, Inc....................   203,028     13,988,629       0.2%
    Other Securities..................              437,036,920       7.5%
                                                 --------------      ----
 Total Health Care....................              630,864,080      10.8%
                                                 --------------      ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                      SHARES          VALUE+     OF NET ASSETS**
                                                                   -------------- -------------- ---------------
Industrials -- (11.6%)
   General Electric Co............................................      4,935,281 $   82,468,546        1.4%
   Union Pacific Corp.............................................        223,752     22,278,987        0.4%
   Other Securities...............................................                   698,161,647       12.0%
                                                                                  --------------      -----
Total Industrials.................................................                   802,909,180       13.8%
                                                                                  --------------      -----
Information Technology -- (11.7%)
  *Apple, Inc.....................................................         89,996     36,428,581        0.6%
  *Google, Inc....................................................         24,471     14,502,493        0.3%
   Hewlett-Packard Co.............................................        667,594     17,764,676        0.3%
   Intel Corp.....................................................      1,282,072     31,462,047        0.5%
   International Business Machines Corp...........................        103,955     19,193,212        0.3%
   Microsoft Corp.................................................        781,806     20,819,494        0.4%
   Oracle Corp....................................................        517,147     16,946,907        0.3%
  #Visa, Inc......................................................        232,750     21,706,265        0.4%
   Other Securities...............................................                   624,341,675       10.7%
                                                                                  --------------      -----
Total Information Technology......................................                   803,165,350       13.8%
                                                                                  --------------      -----
Materials -- (4.4%)
   Dow Chemical Co. (The).........................................        547,213     15,256,298        0.3%
   Newmont Mining Corp............................................        203,051     13,569,898        0.2%
   Other Securities...............................................                   271,841,644        4.7%
                                                                                  --------------      -----
Total Materials...................................................                   300,667,840        5.2%
                                                                                  --------------      -----
Other -- (0.0%)
   Other Securities...............................................                        71,467        0.0%
                                                                                  --------------      -----
Real Estate Investment Trusts -- (0.0%)
   Other Securities...............................................                           180        0.0%
                                                                                  --------------      -----
Telecommunication Services -- (2.7%)
   AT&T, Inc......................................................      2,765,425     81,054,607        1.4%
   Verizon Communications, Inc....................................      1,309,782     48,435,738        0.8%
   Other Securities...............................................                    56,302,411        1.0%
                                                                                  --------------      -----
Total Telecommunication Services..................................                   185,792,756        3.2%
                                                                                  --------------      -----
Utilities -- (2.2%)
   Other Securities...............................................                   153,685,657        2.7%
                                                                                  --------------      -----
TOTAL COMMON STOCKS...............................................                 5,818,808,997      100.0%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                        32,842        0.0%
                                                                                  --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT
                                                                   --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (15.6%)
(S)@DFA Short Term Investment Fund................................  1,077,291,303  1,077,291,303       18.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,362,130 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,367,026) to be repurchased at $1,322,460.................. $        1,322      1,322,456        0.0%
                                                                                  --------------      -----
TOTAL SECURITIES LENDING COLLATERAL...............................                 1,078,613,759       18.5%
                                                                                  --------------      -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,598,533,431)........................ $6,897,455,598      118.5%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  816,605,215             --   --    $  816,605,215
   Consumer Staples.......    391,799,669 $       18,123   --       391,817,792
   Energy.................    704,450,813             --   --       704,450,813
   Financials.............  1,028,611,399        167,268   --     1,028,778,667
   Health Care............    630,864,080             --   --       630,864,080
   Industrials............    802,883,848         25,332   --       802,909,180
   Information Technology.    803,165,350             --   --       803,165,350
   Materials..............    300,667,840             --   --       300,667,840
   Other..................             --         71,467   --            71,467
   Real Estate Investment
     Trusts...............            180             --   --               180
   Telecommunication
     Services.............    185,792,756             --   --       185,792,756
   Utilities..............    153,685,657             --   --       153,685,657
Rights/Warrants...........         32,842             --   --            32,842
Securities Lending
  Collateral..............             --  1,078,613,759   --     1,078,613,759
                           -------------- --------------   --    --------------
TOTAL..................... $5,818,559,649 $1,078,895,949   --    $6,897,455,598
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (84.6%)
  Consumer Discretionary -- (12.8%)
     CBS Corp. Class B.................   210,809 $  5,440,980       0.3%
     Comcast Corp. Class A.............   298,194    6,992,649       0.4%
    #J.C. Penney Co., Inc..............   113,950    3,655,516       0.2%
    *Liberty Interactive Corp. Class A.   295,208    4,850,267       0.3%
    *Liberty Media Corp. - Liberty
      Capital Class A..................    48,389    3,717,243       0.2%
    #News Corp. Class A................   247,749    4,340,562       0.2%
    #Time Warner, Inc..................   198,927    6,960,456       0.4%
    *Walt Disney Co. (The).............   126,878    4,425,505       0.2%
     Other Securities..................            238,180,526      12.8%
                                                  ------------      ----
  Total Consumer Discretionary.........            278,563,704      15.0%
                                                  ------------      ----
  Consumer Staples -- (5.0%)
     Bunge, Ltd........................    76,528    4,727,135       0.3%
     CVS Caremark Corp.................   183,826    6,672,884       0.4%
     J.M. Smucker Co...................    58,872    4,534,321       0.2%
     Kraft Foods, Inc. Class A.........   226,307    7,961,480       0.4%
     Procter & Gamble Co. (The)........    97,417    6,233,714       0.3%
     Wal-Mart Stores, Inc..............    67,078    3,804,664       0.2%
     Other Securities..................             75,012,758       4.1%
                                                  ------------      ----
  Total Consumer Staples...............            108,946,956       5.9%
                                                  ------------      ----
  Energy -- (9.0%)
     Anadarko Petroleum Corp...........    68,323    5,363,356       0.3%
    #Chevron Corp......................   140,737   14,784,422       0.8%
     ConocoPhillips....................   197,546   13,759,079       0.7%
     Exxon Mobil Corp..................   184,915   14,440,012       0.8%
     HollyFrontier Corp................   137,868    4,231,169       0.2%
     Murphy Oil Corp...................    99,687    5,519,669       0.3%
     National Oilwell Varco, Inc.......    52,347    3,733,912       0.2%
     Other Securities..................            134,400,828       7.3%
                                                  ------------      ----
  Total Energy.........................            196,232,447      10.6%
                                                  ------------      ----
  Financials -- (19.7%)
     American Financial Group, Inc.....   129,237    4,630,562       0.2%
     Bank of America Corp.............. 1,252,365    8,553,653       0.5%
     Citigroup, Inc....................   176,896    5,588,145       0.3%
     Goldman Sachs Group, Inc. (The)...    43,159    4,728,068       0.3%
     Invesco, Ltd......................   224,753    4,510,793       0.2%
     JPMorgan Chase & Co...............   570,669   19,836,454       1.1%
    *MetLife, Inc......................   141,103    4,961,181       0.3%
    #PNC Financial Services Group, Inc.    73,036    3,922,764       0.2%
    *Principal Financial Group, Inc....   159,037    4,099,974       0.2%
    *Prudential Financial, Inc.........    67,351    3,650,424       0.2%
     Travelers Cos., Inc. (The)........    73,100    4,265,385       0.2%
    #Unum Group........................   203,475    4,850,844       0.3%
     Wells Fargo & Co..................   512,244   13,272,242       0.7%
     XL Group P.L.C....................   167,597    3,643,559       0.2%
     Other Securities..................            340,307,478      18.4%
                                                  ------------      ----
  Total Financials.....................            430,821,526      23.3%
                                                  ------------      ----
  Health Care -- (7.5%)
   #*Boston Scientific Corp............   789,051    4,647,510       0.3%
     Merck & Co., Inc..................   156,737    5,407,426       0.3%
     Pfizer, Inc.......................   572,241   11,021,362       0.6%
     UnitedHealth Group, Inc...........    79,287    3,804,983       0.2%
     WellPoint, Inc....................    62,400    4,299,360       0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES         VALUE+     OF NET ASSETS**
                                                                        ------------ -------------- ---------------
Health Care -- (Continued)
   Other Securities....................................................              $  133,717,915       7.2%
                                                                                     --------------      ----
Total Health Care......................................................                 162,898,556       8.8%
                                                                                     --------------      ----
Industrials -- (11.7%)
   General Electric Co.................................................      741,934     12,397,717       0.6%
   L-3 Communications Holdings, Inc....................................       54,307      3,680,928       0.2%
   Union Pacific Corp..................................................       38,880      3,871,282       0.2%
   Other Securities....................................................                 236,641,666      12.8%
                                                                                     --------------      ----
Total Industrials......................................................                 256,591,593      13.8%
                                                                                     --------------      ----
Information Technology -- (10.5%)
   Fidelity National Information Services, Inc.........................      157,698      4,128,534       0.2%
  *IAC/InterActiveCorp.................................................      143,044      5,840,487       0.3%
  #Intel Corp..........................................................      202,420      4,967,387       0.3%
   Other Securities....................................................                 214,926,468      11.6%
                                                                                     --------------      ----
Total Information Technology...........................................                 229,862,876      12.4%
                                                                                     --------------      ----
Materials -- (4.7%)
   MeadWestavco Corp...................................................      151,161      4,218,904       0.2%
   Other Securities....................................................                  99,109,833       5.4%
                                                                                     --------------      ----
Total Materials........................................................                 103,328,737       5.6%
                                                                                     --------------      ----
Other -- (0.0%)
   Other Securities....................................................                      24,012       0.0%
                                                                                     --------------      ----
Telecommunication Services -- (2.3%)
   AT&T, Inc...........................................................      802,858     23,531,768       1.3%
   Verizon Communications, Inc.........................................      205,994      7,617,658       0.4%
   Other Securities....................................................                  18,894,974       1.0%
                                                                                     --------------      ----
Total Telecommunication Services.......................................                  50,044,400       2.7%
                                                                                     --------------      ----
Utilities -- (1.4%)
  *AES Corp............................................................      393,220      4,411,928       0.3%
   Other Securities....................................................                  26,318,080       1.4%
                                                                                     --------------      ----
Total Utilities........................................................                  30,730,008       1.7%
                                                                                     --------------      ----
TOTAL COMMON STOCKS....................................................               1,848,044,815      99.8%
                                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities....................................................                       9,390       0.0%
                                                                                     --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.    6,829,482      6,829,482       0.4%
                                                                                     --------------      ----

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund.....................................  328,663,098    328,663,098      17.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $354,554 FHLMC, rates ranging
     from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $355,828) to be repurchased at $344,228........................... $        344        344,227       0.0%
                                                                                     --------------      ----
TOTAL SECURITIES LENDING COLLATERAL....................................                 329,007,325      17.7%
                                                                                     --------------      ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,137,196,177)........................ $2,183,891,012      117.9%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  278,563,704           --   --    $  278,563,704
   Consumer Staples.........    108,939,001 $      7,955   --       108,946,956
   Energy...................    196,232,447           --   --       196,232,447
   Financials...............    430,715,577      105,949   --       430,821,526
   Health Care..............    162,898,556           --   --       162,898,556
   Industrials..............    256,572,491       19,102   --       256,591,593
   Information Technology...    229,862,876           --   --       229,862,876
   Materials................    103,328,737           --   --       103,328,737
   Other....................             --       24,012   --            24,012
   Telecommunication
     Services...............     50,044,400           --   --        50,044,400
   Utilities................     30,730,008           --   --        30,730,008
Rights/Warrants.............          9,390           --   --             9,390
Temporary Cash Investments..      6,829,482           --   --         6,829,482
Securities Lending
  Collateral................             --  329,007,325   --       329,007,325
                             -------------- ------------   --    --------------
TOTAL....................... $1,854,726,669 $329,164,343   --    $2,183,891,012
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (78.0%)
 Consumer Discretionary -- (13.5%)
   #Aaron's, Inc.......................... 265,037 $  7,092,390       0.2%
   #Brinker International, Inc............ 322,412    7,383,235       0.2%
   #Buckle, Inc........................... 166,850    7,434,836       0.2%
  #*Carter's, Inc......................... 215,859    8,222,069       0.2%
   #Dillard's, Inc. Class A............... 175,813    9,059,644       0.2%
   *Domino's Pizza, Inc................... 270,452    8,662,578       0.2%
   #DSW, Inc. Class A..................... 136,560    7,147,550       0.2%
   *Express, Inc.......................... 310,412    7,012,207       0.2%
   *HSN, Inc.............................. 206,075    7,350,695       0.2%
    Penske Automotive Group, Inc.......... 331,438    6,758,021       0.2%
  #*Pier 1 Imports, Inc................... 641,193    8,021,324       0.2%
   #Rent-A-Center, Inc.................... 213,778    7,300,519       0.2%
  #*Ulta Salon Cosmetics & Fragrance, Inc. 159,558   10,736,658       0.3%
    Other Securities......................          551,203,433      14.6%
                                                   ------------      ----
 Total Consumer Discretionary.............          653,385,159      17.3%
                                                   ------------      ----
 Consumer Staples -- (3.6%)
   #Casey's General Stores, Inc........... 142,377    7,054,780       0.2%
   #Nu Skin Enterprises, Inc. Class A..... 281,324   14,215,302       0.4%
   #PriceSmart, Inc....................... 104,676    7,959,563       0.2%
   #Ruddick Corp.......................... 156,784    6,853,029       0.2%
   *TreeHouse Foods, Inc.................. 110,760    6,794,018       0.2%
    Other Securities......................          133,062,071       3.5%
                                                   ------------      ----
 Total Consumer Staples...................          175,938,763       4.7%
                                                   ------------      ----
 Energy -- (4.6%)
   *Bill Barrett Corp..................... 159,102    6,618,643       0.2%
  #*CVR Energy, Inc....................... 308,530    7,639,203       0.2%
   *Helix Energy Solutions Group, Inc..... 386,146    6,973,797       0.2%
    HollyFrontier Corp.................... 544,140   16,699,657       0.4%
  #*Rosetta Resources, Inc................ 159,447    7,069,880       0.2%
    Other Securities......................          177,688,715       4.7%
                                                   ------------      ----
 Total Energy.............................          222,689,895       5.9%
                                                   ------------      ----
 Financials -- (11.3%)
    Other Securities......................          543,995,659      14.4%
                                                   ------------      ----
 Health Care -- (8.7%)
  #*Cubist Pharmaceuticals, Inc........... 183,698    6,945,621       0.2%
   *Healthspring, Inc..................... 198,223   10,692,149       0.3%
  #*LifePoint Hospitals, Inc.............. 175,186    6,772,691       0.2%
   #Medicis Pharmaceutical Corp. Class A.. 202,645    7,759,277       0.2%
   *Myriad Genetics, Inc.................. 308,621    6,567,455       0.2%
  #*Questcor Pharmaceuticals, Inc......... 231,036    9,382,372       0.3%
   *Thoratec Corp......................... 190,303    6,947,963       0.2%
   *WellCare Health Plans, Inc............ 185,381    9,085,523       0.2%
    Other Securities......................          356,052,249       9.4%
                                                   ------------      ----
 Total Health Care........................          420,205,300      11.2%
                                                   ------------      ----
 Industrials -- (13.8%)
   *Acacia Research - Acacia Technologies. 168,983    6,732,283       0.2%
   *Alaska Air Group, Inc................. 105,107    6,992,769       0.2%
  #*Hexcel Corp........................... 334,881    8,274,910       0.2%
   *MasTec, Inc........................... 304,881    6,591,527       0.1%
   *Old Dominion Freight Line, Inc........ 191,772    7,013,102       0.2%
    Robbins & Myers, Inc.................. 153,211    6,847,000       0.2%
   *Teledyne Technologies, Inc............ 128,230    6,984,688       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                              SHARES          VALUE+     OF NET ASSETS**
                                                                           -------------- -------------- ---------------
Industrials -- (Continued)
   Other Securities.......................................................                $  614,888,794      16.3%
                                                                                          --------------      ----
Total Industrials.........................................................                   664,325,073      17.6%
                                                                                          --------------      ----
Information Technology -- (15.0%)
  *Anixter International, Inc.............................................        128,352      7,532,979       0.2%
 #*CommVault Systems, Inc.................................................        159,126      6,775,585       0.2%
  *Fairchild Semiconductor International, Inc.............................        459,629      6,880,646       0.2%
  *Loral Space & Communications, Inc......................................        120,478      7,288,919       0.2%
  *NeuStar, Inc...........................................................        253,413      8,055,999       0.2%
 #*RF Micro Devices, Inc..................................................        991,023      7,274,109       0.2%
  *SolarWinds, Inc........................................................        262,245      7,568,391       0.2%
  *Zebra Technologies Corp. Class A.......................................        188,468      6,735,846       0.1%
   Other Securities.......................................................                   663,230,127      17.6%
                                                                                          --------------      ----
Total Information Technology..............................................                   721,342,601      19.1%
                                                                                          --------------      ----
Materials -- (4.2%)
  #Carpenter Technology Corp..............................................        154,907      8,786,325       0.2%
  #NewMarket Corp.........................................................         40,900      7,940,326       0.2%
   Other Securities.......................................................                   186,722,077       5.0%
                                                                                          --------------      ----
Total Materials...........................................................                   203,448,728       5.4%
                                                                                          --------------      ----
Other -- (0.0%)
   Other Securities.......................................................                       146,504       0.0%
                                                                                          --------------      ----
Telecommunication Services -- (0.7%)
   Other Securities.......................................................                    35,198,179       0.9%
                                                                                          --------------      ----
Utilities -- (2.6%)
  #IDACORP, Inc...........................................................        169,060      6,826,643       0.2%
  #New Jersey Resources Corp..............................................        140,020      6,583,740       0.2%
   Other Securities.......................................................                   112,372,211       3.0%
                                                                                          --------------      ----
Total Utilities...........................................................                   125,782,594       3.4%
                                                                                          --------------      ----
TOTAL COMMON STOCKS.......................................................                 3,766,458,455      99.9%
                                                                                          --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                        13,006       0.0%
                                                                                          --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....      3,579,149      3,579,149       0.1%
                                                                                          --------------      ----

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                           --------------
                                                                               (000)
SECURITIES LENDING COLLATERAL -- (21.9%)
(S)@DFA Short Term Investment Fund........................................  1,052,294,913  1,052,294,913      27.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $4,271,584 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $4,286,937) to be repurchased at $4,147,183...... $        4,147      4,147,169       0.1%
                                                                                          --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.......................................                 1,056,442,082      28.0%
                                                                                          --------------      ----

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,405,664,193)......................... $4,826,492,692      128.0%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  653,385,159             --   --    $  653,385,159
   Consumer Staples.......    175,883,921 $       54,842   --       175,938,763
   Energy.................    222,689,895             --   --       222,689,895
   Financials.............    543,649,803        345,856   --       543,995,659
   Health Care............    420,205,300             --   --       420,205,300
   Industrials............    664,138,990        186,083   --       664,325,073
   Information Technology.    721,342,601             --   --       721,342,601
   Materials..............    203,448,728             --   --       203,448,728
   Other..................             --        146,504   --           146,504
   Telecommunication
     Services.............     35,198,179             --   --        35,198,179
   Utilities..............    125,782,594             --   --       125,782,594
Rights/Warrants...........         13,006             --   --            13,006
Temporary Cash
  Investments.............      3,579,149             --   --         3,579,149
Securities Lending
  Collateral..............             --  1,056,442,082   --     1,056,442,082
                           -------------- --------------   --    --------------
TOTAL..................... $3,769,317,325 $1,057,175,367   --    $4,826,492,692
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (82.6%)
 Consumer Discretionary -- (13.7%)
  #*BJ's Restaurants, Inc................. 218,820 $ 11,582,143       0.4%
  #*Buffalo Wild Wings, Inc............... 149,089    9,872,674       0.3%
   *Domino's Pizza, Inc................... 242,198    7,757,602       0.2%
    Finish Line, Inc. Class A (The)....... 400,378    8,047,598       0.2%
   *Genesco, Inc.......................... 140,800    8,298,752       0.3%
  #*Hibbett Sporting Goods, Inc........... 213,043    8,775,241       0.3%
   #Monro Muffler Brake, Inc.............. 271,069   10,053,949       0.3%
   *Papa John's International, Inc........ 217,901    7,356,338       0.2%
  #*Peet's Coffee & Tea, Inc.............. 131,536    8,381,474       0.3%
   *True Religion Apparel, Inc............ 210,027    7,124,116       0.2%
    Other Securities......................          450,818,741      13.8%
                                                   ------------      ----
 Total Consumer Discretionary.............          538,068,628      16.5%
                                                   ------------      ----
 Consumer Staples -- (4.4%)
  #*Darling International, Inc............ 576,631    8,084,367       0.2%
   *Elizabeth Arden, Inc.................. 261,981    8,980,709       0.3%
   #J & J Snack Foods Corp................ 180,997    9,334,015       0.3%
   #PriceSmart, Inc....................... 271,252   20,626,002       0.6%
   #WD-40 Co.............................. 165,082    7,266,910       0.2%
    Other Securities......................          119,332,147       3.7%
                                                   ------------      ----
 Total Consumer Staples...................          173,624,150       5.3%
                                                   ------------      ----
 Energy -- (3.5%)
  #*Clayton Williams Energy, Inc.......... 110,880    7,244,899       0.2%
   *Newpark Resources, Inc................ 798,676    7,132,177       0.2%
    Other Securities......................          123,857,189       3.8%
                                                   ------------      ----
 Total Energy.............................          138,234,265       4.2%
                                                   ------------      ----
 Financials -- (12.4%)
   #Bank of the Ozarks, Inc............... 312,184    7,764,016       0.2%
   #FBL Financial Group, Inc. Class A..... 289,468    9,451,130       0.3%
  #*First Cash Financial Services, Inc.... 268,598   11,146,817       0.3%
    Infinity Property & Casualty Corp..... 144,597    8,380,842       0.3%
  #*World Acceptance Corp................. 156,911   10,615,029       0.3%
    Other Securities......................          439,307,038      13.5%
                                                   ------------      ----
 Total Financials.........................          486,664,872      14.9%
                                                   ------------      ----
 Health Care -- (10.3%)
  #*Air Methods Corp...................... 115,182    9,309,009       0.3%
   *Amsurg Corp........................... 295,558    7,486,484       0.2%
  #*Ariad Pharmaceuticals, Inc............ 887,486   10,321,462       0.3%
  #*Neogen Corp........................... 189,637    7,329,470       0.2%
  #*Questcor Pharmaceuticals, Inc......... 357,716   14,526,847       0.5%
    Other Securities......................          355,472,269      10.9%
                                                   ------------      ----
 Total Health Care........................          404,445,541      12.4%
                                                   ------------      ----
 Industrials -- (14.8%)
   *Acacia Research - Acacia Technologies. 346,464   13,803,126       0.4%
  #*Dollar Thrifty Automotive Group, Inc.. 133,851    8,170,265       0.3%
    Kaman Corp............................ 236,632    7,868,014       0.3%
   #Raven Industries, Inc................. 178,996   10,741,550       0.3%
   #Titan International, Inc.............. 319,702    7,193,295       0.2%
    Other Securities......................          536,930,809      16.5%
                                                   ------------      ----
 Total Industrials........................          584,707,059      18.0%
                                                   ------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                             SHARES         VALUE+     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
Information Technology -- (16.6%)
 #*Cabot Microelectronics Corp............................................      230,045 $    8,861,333       0.3%
  *Entegris, Inc..........................................................      822,588      7,370,388       0.2%
 #*Forrester Research, Inc................................................      256,389      9,181,290       0.3%
 #*iGATE Corp.............................................................      521,424      7,028,796       0.2%
 #*IPG Photonics Corp.....................................................      319,989     16,914,619       0.5%
  *Loral Space & Communications, Inc......................................      139,336      8,429,828       0.3%
 #*Manhattan Associates, Inc..............................................      238,948     10,119,448       0.3%
 #*NIC, Inc...............................................................      605,136      8,356,928       0.3%
  #OPNET Technologies, Inc................................................      203,834      8,915,699       0.3%
 #*RightNow Technologies, Inc.............................................      176,488      7,590,749       0.2%
 #*ScanSource, Inc........................................................      236,107      8,207,079       0.2%
 #*Tyler Technologies, Inc................................................      364,519     11,507,865       0.3%
   Other Securities.......................................................                 539,406,472      16.6%
                                                                                        --------------      ----
Total Information Technology..............................................                 651,890,494      20.0%
                                                                                        --------------      ----
Materials -- (4.2%)
  #AMCOL International Corp...............................................      263,102      7,943,049       0.2%
 #*Balchem Corp...........................................................      233,875      8,622,971       0.3%
   Buckeye Technologies, Inc..............................................      257,175      7,776,972       0.2%
   Deltic Timber Corp.....................................................      120,402      8,150,011       0.3%
   Other Securities.......................................................                 134,061,335       4.1%
                                                                                        --------------      ----
Total Materials...........................................................                 166,554,338       5.1%
                                                                                        --------------      ----
Other -- (0.0%)
   Other Securities.......................................................                     225,640       0.0%
                                                                                        --------------      ----
Telecommunication Services -- (1.1%)
   Other Securities.......................................................                  44,030,118       1.4%
                                                                                        --------------      ----
Utilities -- (1.6%)
   CH Energy Group, Inc...................................................      129,612      7,155,879       0.2%
  #MGE Energy, Inc........................................................      196,967      8,595,640       0.3%
   Other Securities.......................................................                  48,169,935       1.5%
                                                                                        --------------      ----
Total Utilities...........................................................                  63,921,454       2.0%
                                                                                        --------------      ----
TOTAL COMMON STOCKS.......................................................               3,252,366,559      99.8%
                                                                                        --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                       3,054       0.0%
                                                                                        --------------      ----

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@DFA Short Term Investment Fund........................................  683,522,579    683,522,579      21.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $1,971,795 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $1,978,882) to be repurchased at $1,914,370...... $      1,914      1,914,364       0.1%
                                                                                        --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.......................................                 685,436,943      21.1%
                                                                                        --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,600,655,911)........................ $3,937,806,556      120.9%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  538,068,628           --   --    $  538,068,628
   Consumer Staples.........    173,274,180 $    349,970   --       173,624,150
   Energy...................    138,234,265           --   --       138,234,265
   Financials...............    486,398,580      266,292   --       486,664,872
   Health Care..............    404,445,321          220   --       404,445,541
   Industrials..............    584,543,448      163,611   --       584,707,059
   Information Technology...    651,890,494           --   --       651,890,494
   Materials................    166,554,338           --   --       166,554,338
   Other....................             --      225,640   --           225,640
   Telecommunication
     Services...............     44,030,118           --   --        44,030,118
   Utilities................     63,921,454           --   --        63,921,454
Rights/Warrants.............          3,054           --   --             3,054
Securities Lending
  Collateral................             --  685,436,943   --       685,436,943
                             -------------- ------------   --    --------------
TOTAL....................... $3,251,363,880 $686,442,676   --    $3,937,806,556
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (78.3%)
Real Estate Investment
  Trusts -- (78.3%)
  #Alexander's, Inc..................     48,481 $   21,026,210       0.7%
  #Alexandria Real Estate Equities,
    Inc..............................    521,795     34,485,432       1.1%
  #American Campus Communities, Inc..    591,013     23,008,136       0.7%
  #Apartment Investment & Management
    Co. Class A......................  1,070,880     26,418,610       0.9%
  #AvalonBay Communities, Inc........    799,309    106,859,620       3.4%
  #BioMed Realty Trust, Inc..........  1,115,710     20,205,508       0.7%
  #Boston Properties, Inc............  1,282,000    126,905,180       4.1%
  #BRE Properties, Inc...............    604,452     30,295,134       1.0%
   Camden Property Trust.............    616,784     37,401,782       1.2%
  #CBL & Associates Properties, Inc..  1,200,256     18,459,937       0.6%
  #DDR Corp..........................  2,169,519     27,791,538       0.9%
  #Digital Realty Trust, Inc.........    820,928     51,168,442       1.6%
  #Douglas Emmett, Inc...............  1,030,607     20,096,837       0.6%
  #Duke Realty Corp..................  2,155,660     26,471,505       0.9%
  #Entertainment Properties Trust....    398,314     17,844,467       0.6%
  #Equity Lifestyle Properties, Inc..    305,149     20,179,503       0.6%
  #Equity Residential................  2,602,656    152,723,854       4.9%
  #Essex Property Trust, Inc.........    278,971     39,825,900       1.3%
  #Extra Space Storage, Inc..........    761,021     17,145,803       0.6%
  #Federal Realty Investment Trust...    562,878     49,961,051       1.6%
  #General Growth Properties, Inc....  3,768,676     55,399,537       1.8%
  #HCP, Inc..........................  3,359,192    133,863,801       4.3%
  #Health Care REIT, Inc.............  1,480,401     78,002,329       2.5%
  #Highwoods Properties, Inc.........    655,670     20,312,657       0.7%
  #Home Properties, Inc..............    394,411     23,230,808       0.7%
  #Hospitality Properties Trust......  1,129,465     27,141,044       0.9%
  #Host Hotels & Resorts, Inc........  6,093,286     86,951,191       2.8%
  #Kilroy Realty Corp................    482,302     17,695,660       0.6%
  #Kimco Realty Corp.................  3,688,342     64,435,335       2.1%
  #LaSalle Hotel Properties..........    701,968     16,784,055       0.5%
  #Liberty Property Trust............  1,044,979     33,439,328       1.1%
  #Macerich Co. (The)................  1,112,431     55,354,567       1.8%
  #Mack-Cali Realty Corp.............    740,084     20,766,757       0.7%
  #Mid-America Apartment
    Communities, Inc.................    306,430     19,121,232       0.6%
  #National Retail Properties, Inc...    776,932     21,171,397       0.7%
  #Piedmont Office Realty Trust, Inc.  1,425,836     24,210,695       0.8%
  #Post Properties, Inc..............    446,316     18,334,661       0.6%
  #ProLogis, Inc.....................  3,786,798    112,695,108       3.6%
  #Public Storage....................  1,324,670    170,948,664       5.5%
  #Realty Income Corp................  1,097,070     36,653,109       1.2%
  #Regency Centers Corp..............    750,677     30,747,730       1.0%
   Senior Housing Properties Trust...  1,254,419     28,149,162       0.9%
  #Simon Property Group, Inc.........  2,680,150    344,238,466      11.1%
  #SL Green Realty Corp..............    733,470     50,602,095       1.6%
  #Tanger Factory Outlet Centers, Inc    740,796     20,860,815       0.7%
   Taubman Centers, Inc..............    501,718     30,720,193       1.0%
   UDR, Inc..........................  1,759,117     43,854,787       1.4%
  #Ventas, Inc.......................  2,279,264    126,749,871       4.1%
  #Vornado Realty Trust..............  1,508,390    124,909,776       4.0%
   Weingarten Realty Investors.......  1,049,531     24,359,615       0.8%
   Other Securities..................               350,923,872      11.3%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             3,080,902,766      99.4%
                                                 --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............ 16,634,679     16,634,679       0.6%
                                                 --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                SHARES/
                                                 FACE                       PERCENTAGE
                                                AMOUNT         VALUE+     OF NET ASSETS*
                                              ------------ -------------- --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@DFA Short Term Investment Fund...........  831,111,524 $  831,111,524      26.8%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $5,834,067 FHLMC,
     rates ranging from 4.500% to 6.000%,
     maturities ranging from 07/01/30
     to 10/01/36 & FNMA, rates ranging from
     4.000% to 5.000%, maturities ranging
     from 06/01/26 to 06/01/41, valued
     at $5,855,036) to be repurchased at
     $5,664,162.............................. $      5,664      5,664,143       0.2%
                                                           --------------     -----
TOTAL SECURITIES LENDING COLLATERAL..........                 836,775,667      27.0%
                                                           --------------     -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,212,200,140)......................              $3,934,313,112     127.0%
                                                           ==============     =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Real Estate Investment
      Trusts................ $3,080,902,766           --   --    $3,080,902,766
 Temporary Cash Investments.     16,634,679           --   --        16,634,679
 Securities Lending
   Collateral...............             -- $836,775,667   --       836,775,667
                             -------------- ------------   --    --------------
 TOTAL...................... $3,097,537,445 $836,775,667   --    $3,934,313,112
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
COMMON STOCKS -- (88.3%)
AUSTRALIA -- (7.0%)
   Australia & New Zealand Banking Group,
     Ltd.................................. 404,534 $  9,140,990       0.5%
   BHP Billiton, Ltd...................... 294,474   11,527,036       0.7%
  #BHP Billiton, Ltd. Sponsored ADR.......  94,000    7,339,520       0.4%
  #Commonwealth Bank of Australia NL...... 226,423   11,631,325       0.7%
  #National Australia Bank, Ltd........... 351,947    9,400,269       0.6%
  #Westpac Banking Corp................... 370,419    8,596,005       0.5%
   Other Securities.......................           77,236,078       4.5%
                                                   ------------      ----
TOTAL AUSTRALIA...........................          134,871,223       7.9%
                                                   ------------      ----
AUSTRIA -- (0.2%)
   Other Securities.......................            3,978,127       0.2%
                                                   ------------      ----
BELGIUM -- (0.7%)
   Other Securities.......................           12,956,128       0.8%
                                                   ------------      ----
CANADA -- (9.9%)
  #Bank of Montreal....................... 100,316    5,926,872       0.3%
   Bank of Nova Scotia.................... 154,227    8,127,960       0.5%
  #Barrick Gold Corp...................... 148,900    7,351,261       0.4%
  *Canadian National Resources, Ltd....... 168,536    5,945,047       0.4%
   Goldcorp, Inc.......................... 119,317    5,805,743       0.3%
   Potash Corp. of Saskatchewan, Inc...... 127,800    6,049,264       0.4%
  #Royal Bank of Canada................... 214,980   10,486,408       0.6%
   Suncor Energy, Inc..................... 245,579    7,822,557       0.5%
  #Toronto Dominion Bank.................. 138,484   10,452,121       0.6%
   Other Securities.......................          121,117,122       7.1%
                                                   ------------      ----
TOTAL CANADA..............................          189,084,355      11.1%
                                                   ------------      ----
DENMARK -- (0.8%)
   Other Securities.......................           15,934,929       0.9%
                                                   ------------      ----
FINLAND -- (0.7%)
   Other Securities.......................           13,200,582       0.8%
                                                   ------------      ----
FRANCE -- (7.5%)
   BNP Paribas SA......................... 151,842    6,780,487       0.4%
   LVMH Moet Hennessy Louis Vuitton SA....  37,300    6,182,256       0.4%
  *Sanofi SA.............................. 125,482    8,976,861       0.5%
   Total SA............................... 188,167    9,818,035       0.6%
  #Total SA Sponsored ADR................. 144,707    7,568,176       0.4%
   Other Securities.......................          103,592,222       6.1%
                                                   ------------      ----
TOTAL FRANCE..............................          142,918,037       8.4%
                                                   ------------      ----
GERMANY -- (6.2%)
   BASF SE................................ 127,327    9,294,343       0.6%
   Daimler AG............................. 144,927    7,360,712       0.4%
   Siemens AG Sponsored ADR...............  67,650    7,101,220       0.4%
   Other Securities.......................           94,484,616       5.5%
                                                   ------------      ----
TOTAL GERMANY.............................          118,240,891       6.9%
                                                   ------------      ----
GREECE -- (0.1%)
   Other Securities.......................            1,332,587       0.1%
                                                   ------------      ----
HONG KONG -- (2.1%)
   Other Securities.......................           40,213,065       2.4%
                                                   ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
IRELAND -- (0.2%)
   Other Securities.....................           $  3,979,740       0.2%
                                                   ------------      ----
ISRAEL -- (0.5%)
   Other Securities.....................              8,892,145       0.5%
                                                   ------------      ----
ITALY -- (1.8%)
   Other Securities.....................             35,071,228       2.1%
                                                   ------------      ----
JAPAN -- (16.5%)
   Mitsubishi UFJ Financial Group, Inc.
     ADR................................ 1,455,897    6,304,034       0.4%
   Sumitomo Mitsui Financial Group, Inc.   206,840    5,781,494       0.3%
   Toyota Motor Corp....................   237,000    7,868,585       0.5%
   Other Securities.....................            296,612,690      17.4%
                                                   ------------      ----
TOTAL JAPAN.............................            316,566,803      18.6%
                                                   ------------      ----
NETHERLANDS -- (2.1%)
   Unilever NV..........................   232,801    8,037,144       0.5%
   Other Securities.....................             32,286,432       1.9%
                                                   ------------      ----
TOTAL NETHERLANDS.......................             40,323,576       2.4%
                                                   ------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities.....................              1,751,488       0.1%
                                                   ------------      ----
NORWAY -- (0.9%)
   Other Securities.....................             17,778,919       1.0%
                                                   ------------      ----
PORTUGAL -- (0.2%)
   Other Securities.....................              3,684,379       0.2%
                                                   ------------      ----
SINGAPORE -- (1.3%)
   Other Securities.....................             25,916,519       1.5%
                                                   ------------      ----
SPAIN -- (2.7%)
   Banco Santander SA Sponsored ADR.....   884,386    7,570,344       0.5%
  #Telefonica SA Sponsored ADR..........   387,489    8,280,640       0.5%
   Other Securities.....................             36,360,995       2.1%
                                                   ------------      ----
TOTAL SPAIN.............................             52,211,979       3.1%
                                                   ------------      ----
SWEDEN -- (2.4%)
   Other Securities.....................             46,769,874       2.7%
                                                   ------------      ----
SWITZERLAND -- (6.5%)
   Nestle SA............................   489,910   28,335,266       1.7%
   Novartis AG..........................   193,385   10,894,398       0.6%
   Novartis AG ADR......................   147,100    8,306,737       0.5%
   Roche Holding AG Genusschein.........   104,748   17,185,942       1.0%
  *UBS AG...............................   532,753    6,733,044       0.4%
   Other Securities.....................             52,297,281       3.1%
                                                   ------------      ----
TOTAL SWITZERLAND.......................            123,752,668       7.3%
                                                   ------------      ----
UNITED KINGDOM -- (17.9%)
   Anglo American P.L.C.................   211,958    7,770,474       0.5%
   AstraZeneca P.L.C....................   123,555    5,931,765       0.4%
   BG Group P.L.C.......................   453,969    9,843,858       0.6%
  #BHP Billiton P.L.C. ADR..............   113,263    7,132,171       0.4%
   BP P.L.C. Sponsored ADR..............   415,018   18,335,495       1.1%
   British American Tobacco P.L.C.......   252,906   11,595,806       0.7%
   GlaxoSmithKline P.L.C................   478,323   10,734,683       0.6%
   GlaxoSmithKline P.L.C. Sponsored ADR.   154,591    6,924,131       0.4%
   HSBC Holdings P.L.C.................. 1,206,879   10,735,807       0.6%
   HSBC Holdings P.L.C. Sponsored ADR...   309,839   13,527,571       0.8%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                    ------------ -------------- ---------------
UNITED KINGDOM -- (Continued)
   Rio Tinto P.L.C.................................................      168,948 $    9,139,891        0.5%
   Royal Dutch Shell P.L.C. ADR....................................      267,024     19,172,323        1.1%
   Standard Chartered P.L.C........................................      389,134      9,080,168        0.5%
   Tesco P.L.C.....................................................    1,280,146      8,253,622        0.5%
   Vodafone Group P.L.C............................................    3,189,133      8,855,210        0.5%
   Vodafone Group P.L.C. Sponsored ADR.............................      541,850     15,085,104        0.9%
   Other Securities................................................                 170,367,996       10.0%
                                                                                 --------------      -----
TOTAL UNITED KINGDOM...............................................                 342,486,075       20.1%
                                                                                 --------------      -----
TOTAL COMMON STOCKS................................................               1,691,915,317       99.3%
                                                                                 --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)..................................................
   Other Securities................................................                   1,122,401        0.1%
                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities................................................                          --        0.0%
                                                                                 --------------      -----
FRANCE -- (0.0%)
   Other Securities................................................                          16        0.0%
                                                                                 --------------      -----
HONG KONG -- (0.0%)
   Other Securities................................................                      77,534        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............................................                      77,550        0.0%
                                                                                 --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT        VALUE+
                                                                    ------------ --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund.................................  222,462,799    222,462,799       13.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
     $141,447) to be repurchased at $138,674....................... $        139        138,674        0.0%
                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................                 222,601,473       13.0%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,823,498,825)............................................              $1,915,716,741      112.4%
                                                                                 ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  9,980,721 $  124,890,502   --    $  134,871,223
   Austria..................       55,100      3,923,027   --         3,978,127
   Belgium..................    2,331,061     10,625,067   --        12,956,128
   Canada...................  189,084,355             --   --       189,084,355
   Denmark..................    2,820,245     13,114,684   --        15,934,929
   Finland..................    1,693,594     11,506,988   --        13,200,582
   France...................   14,835,591    128,082,446   --       142,918,037
   Germany..................   24,107,837     94,133,054   --       118,240,891
   Greece...................       77,427      1,255,160   --         1,332,587
   Hong Kong................           --     40,213,065   --        40,213,065
   Ireland..................    1,798,065      2,181,675   --         3,979,740
   Israel...................    5,353,646      3,538,499   --         8,892,145
   Italy....................    5,246,571     29,824,657   --        35,071,228
   Japan....................   31,659,499    284,907,304   --       316,566,803
   Netherlands..............    3,878,230     36,445,346   --        40,323,576
   New Zealand..............           --      1,751,488   --         1,751,488
   Norway...................    1,219,272     16,559,647   --        17,778,919
   Portugal.................      145,957      3,538,422   --         3,684,379
   Singapore................           --     25,916,519   --        25,916,519
   Spain....................   23,212,665     28,999,314   --        52,211,979
   Sweden...................      658,225     46,111,649   --        46,769,874
   Switzerland..............   16,266,191    107,486,477   --       123,752,668
   United Kingdom...........  116,652,327    225,833,748   --       342,486,075
Preferred Stocks
   Germany..................           --      1,122,401   --         1,122,401
Rights/Warrants
   Belgium..................           --             --   --                --
   France...................           --             16   --                16
   Hong Kong................           --         77,534   --            77,534
Securities Lending
  Collateral................           --    222,601,473   --       222,601,473
                             ------------ --------------   --    --------------
TOTAL....................... $451,076,579 $1,464,640,162   --    $1,915,716,741
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (87.5%)
 AUSTRALIA -- (6.6%)
    Australia & New Zealand Banking
      Group, Ltd.......................... 762,059 $ 17,219,748       0.3%
   #Commonwealth Bank of Australia NL..... 298,377   15,327,594       0.3%
   #National Australia Bank, Ltd.......... 955,683   25,525,653       0.5%
   #Origin Energy, Ltd.................... 776,727   11,704,787       0.2%
    Wesfarmers, Ltd....................... 396,275   13,444,988       0.2%
    Westpac Banking Corp.................. 623,513   14,469,347       0.3%
    Other Securities......................          309,219,313       5.7%
                                                   ------------      ----
 TOTAL AUSTRALIA..........................          406,911,430       7.5%
                                                   ------------      ----
 AUSTRIA -- (0.4%)
    Other Securities......................           25,447,567       0.5%
                                                   ------------      ----
 BELGIUM -- (1.0%)
    Other Securities......................           60,007,292       1.1%
                                                   ------------      ----
 CANADA -- (10.6%)
   #Bank of Montreal...................... 247,373   14,615,296       0.3%
   *Canadian National Resources, Ltd...... 379,150   13,374,381       0.2%
   #Royal Bank of Canada.................. 276,787   13,501,263       0.3%
    Suncor Energy, Inc.................... 627,329   19,982,639       0.4%
   #Toronto Dominion Bank................. 309,560   23,364,132       0.4%
    Other Securities......................          562,244,210      10.4%
                                                   ------------      ----
 TOTAL CANADA.............................          647,081,921      12.0%
                                                   ------------      ----
 DENMARK -- (0.7%)
    Other Securities......................           44,413,166       0.8%
                                                   ------------      ----
 FINLAND -- (1.3%)
    Other Securities......................           81,249,610       1.5%
                                                   ------------      ----
 FRANCE -- (6.2%)
    BNP Paribas SA........................ 344,447   15,381,240       0.3%
   #GDF Suez SA........................... 494,347   13,927,097       0.2%
    Sanofi SA ADR......................... 562,231   20,099,758       0.4%
   #Total SA Sponsored ADR................ 497,184   26,002,723       0.5%
    Other Securities......................          305,307,825       5.6%
                                                   ------------      ----
 TOTAL FRANCE.............................          380,718,643       7.0%
                                                   ------------      ----
 GERMANY -- (5.2%)
    Bayerische Motoren Werke AG........... 146,243   11,879,923       0.2%
    Daimler AG............................ 366,977   18,638,432       0.4%
    E.ON AG............................... 478,966   11,550,258       0.2%
    Munchener
      Rueckversicherungs-Gesellschaft AG..  86,672   11,607,062       0.2%
    Siemens AG Sponsored ADR.............. 125,474   13,171,006       0.2%
    Other Securities......................          253,078,460       4.7%
                                                   ------------      ----
 TOTAL GERMANY............................          319,925,141       5.9%
                                                   ------------      ----
 GREECE -- (0.3%)
    Other Securities......................           18,826,874       0.3%
                                                   ------------      ----
 HONG KONG -- (2.2%)
    Other Securities......................          132,897,281       2.5%
                                                   ------------      ----
 IRELAND -- (0.5%)
    Other Securities......................           30,027,936       0.6%
                                                   ------------      ----
 ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries,
      Ltd. Sponsored ADR.................. 368,163   15,039,459       0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
 ISRAEL -- (Continued)
    Other Securities..................           $   26,411,514       0.5%
                                                 --------------      ----
 TOTAL ISRAEL.........................               41,450,973       0.8%
                                                 --------------      ----
 ITALY -- (1.9%)
    Other Securities..................              116,054,265       2.1%
                                                 --------------      ----
 JAPAN -- (17.3%)
    Honda Motor Co., Ltd. Sponsored
      ADR.............................   409,732     12,250,987       0.2%
    Mitsubishi UFJ Financial Group,
      Inc............................. 2,788,400     12,118,212       0.2%
    Sumitomo Mitsui Financial Group,
      Inc.............................   490,370     13,706,590       0.3%
    Toyota Motor Corp. Sponsored ADR..   345,041     23,017,685       0.4%
    Other Securities..................              999,914,033      18.6%
                                                 --------------      ----
 TOTAL JAPAN..........................            1,061,007,507      19.7%
                                                 --------------      ----
 NETHERLANDS -- (2.1%)
  #*ING Groep NV Sponsored ADR........ 1,565,969     13,529,972       0.3%
    Other Securities..................              115,741,461       2.1%
                                                 --------------      ----
 TOTAL NETHERLANDS....................              129,271,433       2.4%
                                                 --------------      ----
 NEW ZEALAND -- (0.2%)
    Other Securities..................               13,882,567       0.3%
                                                 --------------      ----
 NORWAY -- (1.0%)
    Other Securities..................               60,195,839       1.1%
                                                 --------------      ----
 PORTUGAL -- (0.3%)
    Other Securities..................               18,244,747       0.3%
                                                 --------------      ----
 SINGAPORE -- (1.5%)
    Other Securities..................               88,492,413       1.6%
                                                 --------------      ----
 SPAIN -- (2.2%)
   #Banco Santander SA Sponsored ADR.. 2,229,277     19,082,611       0.4%
    Other Securities..................              114,790,363       2.1%
                                                 --------------      ----
 TOTAL SPAIN..........................              133,872,974       2.5%
                                                 --------------      ----
 SWEDEN -- (2.6%)
    Other Securities..................              159,572,780       3.0%
                                                 --------------      ----
 SWITZERLAND -- (5.7%)
    Compagnie Financiere Richemont
      SA Series A.....................   232,579     13,248,772       0.2%
   #Credit Suisse Group AG Sponsored
     ADR..............................   411,180     11,911,885       0.2%
    Holcim, Ltd.......................   196,366     12,435,091       0.2%
    Nestle SA.........................   634,067     36,672,975       0.7%
   #Novartis AG ADR...................   565,326     31,923,959       0.6%
    Roche Holding AG Genusschein......    82,873     13,596,924       0.3%
   *Swiss Re, Ltd.....................   260,224     14,207,841       0.3%
   *UBS AG............................ 1,369,056     17,302,415       0.3%
    Zurich Financial Services AG......    94,275     21,725,069       0.4%
    Other Securities..................              176,474,572       3.3%
                                                 --------------      ----
 TOTAL SWITZERLAND....................              349,499,503       6.5%
                                                 --------------      ----
 UNITED KINGDOM -- (17.0%)
    Anglo American P.L.C..............   536,326     19,661,949       0.4%
   #Barclays P.L.C. Sponsored ADR..... 1,018,495     12,741,372       0.2%
    BG Group P.L.C....................   693,711     15,042,420       0.3%
    BP P.L.C. Sponsored ADR........... 1,242,359     54,887,421       1.0%
    HSBC Holdings P.L.C. Sponsored
      ADR............................. 1,411,211     61,613,472       1.2%
    Imperial Tobacco Group P.L.C......   400,030     14,571,837       0.3%
   #Prudential P.L.C. ADR.............   624,941     12,917,530       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
 UNITED KINGDOM -- (Continued)
   #Rio Tinto P.L.C. Sponsored ADR....   257,107 $   13,899,204       0.3%
   #Royal Dutch Shell P.L.C. ADR...... 1,170,652     84,052,814       1.6%
    SABmiller P.L.C...................   396,880     14,454,433       0.3%
    Standard Chartered P.L.C..........   973,934     22,726,066       0.4%
    Tesco P.L.C....................... 2,009,224     12,954,285       0.2%
    Vodafone Group P.L.C. Sponsored
      ADR............................. 2,013,800     56,064,192       1.0%
    Xstrata P.L.C.....................   782,713     13,037,282       0.2%
    Other Securities..................              633,167,848      11.7%
                                                 --------------      ----
 TOTAL UNITED KINGDOM.................            1,041,792,125      19.3%
                                                 --------------      ----
 UNITED STATES -- (0.0%)
    Other Securities..................                  167,511       0.0%
                                                 --------------      ----
 TOTAL COMMON STOCKS..................            5,361,011,498      99.3%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.1%)
 GERMANY -- (0.1%)
    Other Securities..................                3,248,479       0.1%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
    Other Securities..................                    2,000       0.0%
                                                 --------------      ----
 BELGIUM -- (0.0%)
    Other Securities..................                      912       0.0%
                                                 --------------      ----
 CANADA -- (0.0%)
    Other Securities..................                    6,085       0.0%
                                                 --------------      ----
 HONG KONG -- (0.0%)
    Other Securities..................                  310,327       0.0%
                                                 --------------      ----
 ITALY -- (0.0%)
    Other Securities..................                  491,375       0.0%
                                                 --------------      ----
 JAPAN -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 NORWAY -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 SINGAPORE -- (0.0%)
    Other Securities..................                   44,515       0.0%
                                                 --------------      ----
 SPAIN -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 UNITED KINGDOM -- (0.0%)
    Other Securities..................                    2,125       0.0%
                                                 --------------      ----
 TOTAL RIGHTS/WARRANTS................                  857,339       0.0%
                                                 --------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                           SHARES/
                                            FACE                       PERCENTAGE
                                           AMOUNT         VALUE+     OF NET ASSETS**
                                         ------------ -------------- ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@DFA Short Term Investment Fund......  758,998,178 $  758,998,178       14.1%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $1,652,385) to
     be repurchased at $1,619,990....... $      1,620      1,619,985        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 760,618,163       14.1%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,593,025,409).................              $6,125,735,479      113.5%
                                                      ==============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Australia.............. $   24,248,905 $  382,662,525   --    $  406,911,430
   Austria................        146,543     25,301,024   --        25,447,567
   Belgium................      9,198,475     50,808,817   --        60,007,292
   Canada.................    646,764,266        317,655   --       647,081,921
   Denmark................      2,509,874     41,903,292   --        44,413,166
   Finland................      3,078,828     78,170,782   --        81,249,610
   France.................     73,789,463    306,929,180   --       380,718,643
   Germany................     54,910,512    265,014,629   --       319,925,141
   Greece.................      1,839,599     16,987,275   --        18,826,874
   Hong Kong..............        396,611    132,500,670   --       132,897,281
   Ireland................      8,472,364     21,555,572   --        30,027,936
   Israel.................     17,762,504     23,688,469   --        41,450,973
   Italy..................     13,894,968    102,159,297   --       116,054,265
   Japan..................     80,483,024    980,524,483   --     1,061,007,507
   Netherlands............     28,196,809    101,074,624   --       129,271,433
   New Zealand............        536,955     13,345,612   --        13,882,567
   Norway.................      8,085,874     52,109,965   --        60,195,839
   Portugal...............        255,204     17,989,543   --        18,244,747
   Singapore..............         11,008     88,481,405   --        88,492,413
   Spain..................     40,201,932     93,671,042   --       133,872,974
   Sweden.................      8,151,868    151,420,912   --       159,572,780
   Switzerland............     60,490,055    289,009,448   --       349,499,503
   United Kingdom.........    376,698,536    665,093,589   --     1,041,792,125
   United States..........        167,511             --   --           167,511
Preferred Stocks
   Germany................             --      3,248,479   --         3,248,479
Rights/Warrants
   Australia..............            848          1,152   --             2,000
   Belgium................             93            819   --               912
   Canada.................          5,504            581   --             6,085
   Hong Kong..............          9,600        300,727   --           310,327
   Italy..................        491,375             --   --           491,375
   Japan..................             --             --   --                --
   Norway.................             --             --   --                --
   Singapore..............         44,515             --   --            44,515
   Spain..................             --             --   --                --
   United Kingdom.........             --          2,125   --             2,125
Securities Lending
  Collateral..............             --    760,618,163   --       760,618,163
                           -------------- --------------   --    --------------
TOTAL..................... $1,460,843,623 $4,664,891,856   --    $6,125,735,479
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.............................. $1,884,274,386
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..............................  1,339,627,823
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..............................  1,099,968,620
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company..............................    767,432,021
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..............................    736,260,868
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $5,863,291,899)......................................  5,827,563,718
                                                                 ==============
       TOTAL INVESTMENTS - (100.0%)
         (Cost $5,863,291,899).................................. $5,827,563,718
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $5,827,563,718   --      --    $5,827,563,718
                                  --------------   --      --    --------------
TOTAL............................ $5,827,563,718   --      --    $5,827,563,718
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company............................... $163,185,370
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $225,979,160)......................................... $163,185,370
                                                                   ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company............................... $139,306,320
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $133,473,171)......................................... $139,306,320
                                                                   ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                   -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company........................................ $33,875,590
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $32,443,321)........................................... $33,875,590
                                                                   ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company....................................... $117,494,809
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $120,697,761)......................................... $117,494,809
                                                                  ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (90.0%)
 AUSTRALIA -- (25.2%)
    CFS Retail Property Trust..........  9,495,471 $ 18,101,106       1.7%
   #Charter Hall Office REIT...........  2,059,687    7,308,705       0.7%
   #Commonwealth Property Office Fund.. 11,268,571   10,992,235       1.0%
    Dexus Property Group............... 22,645,933   20,144,876       1.9%
    Goodman Group...................... 34,562,666   22,460,174       2.1%
    GPT Group..........................  8,259,929   27,260,137       2.6%
    Investa Office Fund................ 12,013,956    7,854,072       0.7%
    Stockland Trust Group.............. 11,211,135   37,021,381       3.5%
    Westfield Group.................... 10,752,623   86,562,454       8.2%
    Westfield Retail Trust............. 13,665,264   36,417,759       3.4%
    Other Securities...................              20,785,916       2.0%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             294,908,815      27.8%
                                                   ------------      ----
 BELGIUM -- (1.5%)
    Cofinimmo SA.......................     57,381    6,995,067       0.7%
    Other Securities...................              10,552,543       1.0%
                                                   ------------      ----
 TOTAL BELGIUM.........................              17,547,610       1.7%
                                                   ------------      ----
 CANADA -- (6.9%)
   #Boardwalk REIT.....................    107,425    5,246,500       0.5%
   #Calloway REIT......................    235,054    6,202,077       0.6%
   #Canadian REIT......................    154,493    5,499,284       0.5%
   #H&R REIT...........................    626,246   13,677,828       1.3%
   #RioCan REIT........................    598,284   15,179,937       1.4%
    Other Securities...................              35,058,436       3.3%
                                                   ------------      ----
 TOTAL CANADA..........................              80,864,062       7.6%
                                                   ------------      ----
 CHINA -- (0.1%)
    Other Securities...................               1,433,235       0.1%
                                                   ------------      ----
 FRANCE -- (12.4%)
    Fonciere des Regions SA............    127,922    9,427,170       0.9%
    Gecina SA..........................     99,820    9,871,461       0.9%
    ICADE SA...........................    105,620    9,452,734       0.9%
    Klepierre SA.......................    477,925   14,896,760       1.4%
    Societe Immobiliere de Location
      pour l'Industrie et le Commerce
      SA...............................     60,179    6,316,891       0.6%
    Unibail-Rodamco SE.................    430,171   85,522,033       8.1%
    Other Securities...................               9,177,687       0.9%
                                                   ------------      ----
 TOTAL FRANCE..........................             144,664,736      13.7%
                                                   ------------      ----
 GERMANY -- (0.2%)
    Other Securities...................               2,302,835       0.2%
                                                   ------------      ----
 GREECE -- (0.0%)
    Other Securities...................                 289,306       0.0%
                                                   ------------      ----
 HONG KONG -- (3.8%)
    Link REIT (The).................... 10,491,447   36,030,162       3.4%
    Other Securities...................               8,303,569       0.8%
                                                   ------------      ----
 TOTAL HONG KONG.......................              44,333,731       4.2%
                                                   ------------      ----
 ISRAEL -- (0.1%)
    Other Securities...................                 471,711       0.0%
                                                   ------------      ----
 ITALY -- (0.2%)
    Other Securities...................               2,651,637       0.3%
                                                   ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
JAPAN -- (13.7%)
   Advance Residence Investment Corp..     4,506 $    8,536,227       0.8%
  #Frontier Real Estate Investment
    Corp..............................       803      6,963,253       0.7%
   Japan Logistics Fund, Inc..........       661      5,696,505       0.5%
   Japan Prime Realty Investment Corp.     3,087      7,392,731       0.7%
   Japan Real Estate Investment Corp..     2,202     18,782,409       1.8%
   Japan Retail Fund Investment Corp..     7,473     11,568,004       1.1%
   MORI TRUST Sogo REIT, Inc..........       777      6,841,086       0.6%
   Nippon Accommodations Fund, Inc....       832      5,513,194       0.5%
   Nippon Building Fund, Inc..........     2,568     24,798,429       2.3%
   Nomura Real Estate Office Fund,
     Inc..............................     1,270      6,776,619       0.6%
   ORIX JREIT, Inc....................     1,258      5,176,684       0.5%
   United Urban Investment Corp.......     7,991      9,010,985       0.9%
   Other Securities...................               43,483,118       4.1%
                                                 --------------      ----
TOTAL JAPAN...........................              160,539,244      15.1%
                                                 --------------      ----
MALAYSIA -- (0.1%)
   Other Securities...................                1,184,708       0.1%
                                                 --------------      ----
NETHERLANDS -- (3.2%)
  #Corio NV...........................   296,540     15,069,675       1.4%
   Eurocommercial Properties NV.......   173,143      7,384,821       0.7%
   Wereldhave NV......................    98,279      7,692,752       0.8%
   Other Securities...................                7,671,696       0.7%
                                                 --------------      ----
TOTAL NETHERLANDS.....................               37,818,944       3.6%
                                                 --------------      ----
NEW ZEALAND -- (0.7%)
   Other Securities...................                8,046,881       0.8%
                                                 --------------      ----
SINGAPORE -- (6.6%)
   Ascendas REIT...................... 8,614,000     14,014,500       1.3%
  #CapitaCommercial Trust............. 9,608,000      8,583,035       0.8%
  #CapitaMall Trust................... 9,947,300     14,779,478       1.4%
  #Suntec REIT........................ 9,576,000      9,409,317       0.9%
   Other Securities...................               29,927,633       2.8%
                                                 --------------      ----
TOTAL SINGAPORE.......................               76,713,963       7.2%
                                                 --------------      ----
SOUTH AFRICA -- (1.3%)
   Other Securities...................               15,033,826       1.4%
                                                 --------------      ----
TAIWAN -- (0.5%)
   Other Securities...................                5,555,880       0.5%
                                                 --------------      ----
TURKEY -- (0.2%)
   Other Securities...................                2,750,181       0.3%
                                                 --------------      ----
UNITED KINGDOM -- (13.3%)
   British Land Co. P.L.C............. 3,992,823     32,665,745       3.1%
   Capital Shopping Centres Group
     P.L.C............................ 2,470,132     13,037,702       1.2%
   Derwent London P.L.C...............   424,026     11,541,706       1.1%
   Great Portland Estates P.L.C....... 1,344,878      8,039,765       0.8%
   Hammerson P.L.C.................... 3,244,216     21,194,780       2.0%
   Land Securities Group P.L.C........ 3,670,740     40,174,032       3.8%
   Segro P.L.C........................ 3,278,015     12,818,268       1.2%
   Shaftesbury P.L.C..................   964,902      7,797,207       0.7%
   Other Securities...................                8,319,981       0.8%
                                                 --------------      ----
TOTAL UNITED KINGDOM..................              155,589,186      14.7%
                                                 --------------      ----
TOTAL COMMON STOCKS...................            1,052,700,491      99.3%
                                                 --------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   Other Securities................              $           --        0.0%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund.  117,429,095    117,429,095       11.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $145,433) to be
     repurchased at $142,581....... $        143        142,581        0.0%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 117,571,676       11.1%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,236,416,496)                          $1,170,272,167      110.4%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Australia.................          -- $  294,908,815   --    $  294,908,815
   Belgium...................          --     17,547,610   --        17,547,610
   Canada.................... $80,864,062             --   --        80,864,062
   China.....................          --      1,433,235   --         1,433,235
   France....................          --    144,664,736   --       144,664,736
   Germany...................          --      2,302,835   --         2,302,835
   Greece....................          --        289,306   --           289,306
   Hong Kong.................          --     44,333,731   --        44,333,731
   Israel....................          --        471,711   --           471,711
   Italy.....................          --      2,651,637   --         2,651,637
   Japan.....................          --    160,539,244   --       160,539,244
   Malaysia..................          --      1,184,708   --         1,184,708
   Netherlands...............          --     37,818,944   --        37,818,944
   New Zealand...............          --      8,046,881   --         8,046,881
   Singapore.................          --     76,713,963   --        76,713,963
   South Africa..............          --     15,033,826   --        15,033,826
   Taiwan....................          --      5,555,880   --         5,555,880
   Turkey....................          --      2,750,181   --         2,750,181
   United Kingdom............          --    155,589,186   --       155,589,186
Rights/Warrants
   Netherlands...............          --             --   --                --
Securities Lending Collateral          --    117,571,676   --       117,571,676
                              ----------- --------------   --    --------------
TOTAL........................ $80,864,062 $1,089,408,105   --    $1,170,272,167
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                          SHARES      VALUE+
                                                        ---------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc................. 22,408,191 $520,990,441
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment Dimensions
   Group Inc........................................... 70,803,906  346,939,139
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $700,209,803)..............................             867,929,580
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash
      Portfolio-Institutional Shares
      (Cost $1,082,738)................................  1,082,738    1,082,738
                                                                   ------------
    TOTAL INVESTMENTS - (100.0%)
      (Cost $701,292,541)..............................            $869,012,318
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                      -----------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
 Affiliated Investment Companies..... $867,929,580   --      --    $867,929,580
 Temporary Cash Investments..........    1,082,738   --      --       1,082,738
                                      ------------   --      --    ------------
 TOTAL............................... $869,012,318   --      --    $869,012,318
                                      ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (92.0%)
 AUSTRALIA -- (6.7%)
   #Beach Energy, Ltd.................. 21,611,159 $ 26,560,150       0.4%
    GrainCorp, Ltd.....................  2,965,452   24,427,557       0.3%
   #Iluka Resources, Ltd...............  1,985,804   33,013,289       0.4%
   #Primary Health Care, Ltd........... 10,019,264   34,872,372       0.5%
    Other Securities...................             416,236,086       5.6%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             535,109,454       7.2%
                                                   ------------      ----
 AUSTRIA -- (0.9%)
    Wienerberger AG....................  2,176,620   26,298,707       0.3%
    Other Securities...................              41,990,462       0.6%
                                                   ------------      ----
 TOTAL AUSTRIA.........................              68,289,169       0.9%
                                                   ------------      ----
 BELGIUM -- (1.0%)
    Other Securities...................              77,750,194       1.1%
                                                   ------------      ----
 CANADA -- (12.1%)
  #*Canfor Corp........................  2,910,053   29,428,978       0.4%
   *Celestica, Inc.....................  4,421,197   36,682,517       0.5%
    Groupe Aeroplan, Inc...............  3,926,331   45,221,249       0.6%
   #HudBay Minerals, Inc...............  3,022,752   33,116,079       0.5%
   #Laurentian Bank of Canada..........    707,853   32,653,204       0.4%
   *Precision Drilling Corp............  2,895,326   33,579,101       0.5%
  #*Quadra FNX Mining, Ltd.............  3,463,804   39,963,628       0.5%
    RONA, Inc..........................  3,059,000   29,462,152       0.4%
    Sherritt International Corp........  6,421,483   36,915,072       0.5%
    West Fraser Timber Co., Ltd........    753,923   32,524,393       0.4%
    Other Securities...................             607,306,890       8.1%
                                                   ------------      ----
 TOTAL CANADA..........................             956,853,263      12.8%
                                                   ------------      ----
 DENMARK -- (0.6%)
    Other Securities...................              48,342,975       0.7%
                                                   ------------      ----
 FINLAND -- (2.4%)
   #Kemira Oyj.........................  1,855,442   25,412,220       0.4%
    Pohjola Bank P.L.C. Series A.......  3,275,771   37,666,126       0.5%
    Other Securities...................             128,141,304       1.7%
                                                   ------------      ----
 TOTAL FINLAND.........................             191,219,650       2.6%
                                                   ------------      ----
 FRANCE -- (4.5%)
   *Arkema SA..........................    960,744   65,291,306       0.9%
    Havas SA...........................  7,563,593   32,560,928       0.4%
    Nexans SA..........................    580,149   36,492,869       0.5%
    Valeo SA...........................    610,644   30,651,472       0.4%
    Other Securities...................             195,565,702       2.6%
                                                   ------------      ----
 TOTAL FRANCE..........................             360,562,277       4.8%
                                                   ------------      ----
 GERMANY -- (5.2%)
    Aurubis AG.........................  1,045,010   58,960,862       0.8%
   #Bilfinger Berger SE................    956,696   85,393,357       1.1%
    Other Securities...................             268,964,029       3.6%
                                                   ------------      ----
 TOTAL GERMANY.........................             413,318,248       5.5%
                                                   ------------      ----
 GREECE -- (0.2%)
    Other Securities...................              17,931,280       0.2%
                                                   ------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                     ---------- -------------- ---------------
  HONG KONG -- (2.2%)
     Other Securities...............            $  174,201,851       2.3%
                                                --------------      ----
  IRELAND -- (0.2%)
     Other Securities...............                17,645,637       0.2%
                                                --------------      ----
  ISRAEL -- (0.7%)
     Other Securities...............                57,978,847       0.8%
                                                --------------      ----
  ITALY -- (2.1%)
     Other Securities...............               168,859,590       2.3%
                                                --------------      ----
  JAPAN -- (22.7%)
    #Sumitomo Osaka Cement Co., Ltd.  9,901,000     29,994,015       0.4%
     Other Securities...............             1,772,264,168      23.8%
                                                --------------      ----
  TOTAL JAPAN.......................             1,802,258,183      24.2%
                                                --------------      ----
  MALAYSIA -- (0.0%)
     Other Securities...............                        --       0.0%
                                                --------------      ----
  NETHERLANDS -- (1.5%)
     Nutreco NV.....................    391,496     26,010,687       0.3%
     Other Securities...............                94,689,595       1.3%
                                                --------------      ----
  TOTAL NETHERLANDS.................               120,700,282       1.6%
                                                --------------      ----
  NEW ZEALAND -- (0.4%)
     Other Securities...............                31,535,579       0.4%
                                                --------------      ----
  NORWAY -- (1.1%)
     Other Securities...............                83,920,912       1.1%
                                                --------------      ----
  PORTUGAL -- (0.3%)
     Other Securities...............                18,919,692       0.3%
                                                --------------      ----
  SINGAPORE -- (1.2%)
     Other Securities...............                94,664,056       1.3%
                                                --------------      ----
  SPAIN -- (1.8%)
    #Bankinter SA...................  5,008,248     30,575,631       0.4%
     Other Securities...............               114,377,921       1.6%
                                                --------------      ----
  TOTAL SPAIN.......................               144,953,552       2.0%
                                                --------------      ----
  SWEDEN -- (2.7%)
    #Holmen AB Series B.............  1,134,730     32,106,688       0.4%
     Trelleborg AB Series B.........  6,786,568     57,449,216       0.8%
     Other Securities...............               124,949,633       1.7%
                                                --------------      ----
  TOTAL SWEDEN......................               214,505,537       2.9%
                                                --------------      ----
  SWITZERLAND -- (4.4%)
    *Clariant AG....................  3,074,973     33,299,125       0.5%
     Helvetia Holding AG............    109,790     40,115,063       0.5%
     Other Securities...............               277,667,837       3.7%
                                                --------------      ----
  TOTAL SWITZERLAND.................               351,082,025       4.7%
                                                --------------      ----
  UNITED KINGDOM -- (17.1%)
     Amlin P.L.C.................... 10,497,744     48,419,217       0.6%
     Ashtead Group P.L.C............ 12,335,561     30,695,832       0.4%
    *Barratt Developments P.L.C..... 18,155,287     25,867,847       0.3%
     Beazley P.L.C.................. 12,306,390     24,825,067       0.3%
     Bellway P.L.C..................  3,448,205     39,236,872       0.5%
     Bovis Homes Group P.L.C........  3,834,315     28,935,636       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
UNITED KINGDOM -- (Continued)
   Catlin Group, Ltd...............    8,969,846 $   57,058,371        0.8%
   Cookson Group P.L.C.............    5,510,187     42,354,187        0.6%
   DS Smith P.L.C..................   12,267,878     41,912,701        0.6%
   Elementis P.L.C.................   10,519,973     24,285,483        0.3%
   Greene King P.L.C...............    4,908,532     35,393,600        0.5%
   Hiscox, Ltd.....................   10,648,017     65,075,913        0.9%
   Inchcape P.L.C..................    6,722,252     35,842,255        0.5%
   Logica P.L.C....................   22,349,788     33,536,882        0.4%
   Meggitt P.L.C...................   12,257,000     75,645,229        1.0%
   Millennium & Copthorne Hotels
     P.L.C.........................    4,813,561     34,415,255        0.5%
   Mondi P.L.C.....................    7,958,099     60,526,536        0.8%
   Persimmon P.L.C.................    7,337,098     58,510,689        0.8%
  *Taylor Wimpey P.L.C.............   64,796,706     38,351,361        0.5%
   Travis Perkins P.L.C............    4,769,109     67,455,417        0.9%
   Other Securities................                 491,922,240        6.6%
                                                 --------------      -----
TOTAL UNITED KINGDOM...............               1,360,266,590       18.2%
                                                 --------------      -----
UNITED STATES -- (0.0%)
   Other Securities................                   1,904,557        0.0%
                                                 --------------      -----
TOTAL COMMON STOCKS................               7,312,773,400       98.1%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   Other Securities................                       1,396        0.0%
                                                 --------------      -----
BELGIUM -- (0.0%)
   Other Securities................                       5,624        0.0%
                                                 --------------      -----
CANADA -- (0.0%)
   Other Securities................                     165,730        0.0%
                                                 --------------      -----
HONG KONG -- (0.0%)
   Other Securities................                     130,785        0.0%
                                                 --------------      -----
ITALY -- (0.1%)
   Other Securities................                   9,173,480        0.1%
                                                 --------------      -----
NORWAY -- (0.0%)
   Other Securities................                          --        0.0%
                                                 --------------      -----
UNITED KINGDOM -- (0.0%)
   Other Securities................                      23,819        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............                   9,500,834        0.1%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund.  626,905,225    626,905,225        8.4%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $90,837) to be repurchased
     at $89,056.................... $         89         89,056        0.0%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 626,994,281        8.4%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,857,612,612)............              $7,949,268,515      106.6%
                                                 ==============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  7,341,399 $  527,768,055   --    $  535,109,454
   Austria..................      234,581     68,054,588   --        68,289,169
   Belgium..................       10,666     77,739,528   --        77,750,194
   Canada...................  956,853,263             --   --       956,853,263
   Denmark..................      304,116     48,038,859   --        48,342,975
   Finland..................           --    191,219,650   --       191,219,650
   France...................           --    360,562,277   --       360,562,277
   Germany..................      986,959    412,331,289   --       413,318,248
   Greece...................        2,994     17,928,286   --        17,931,280
   Hong Kong................    1,320,577    172,881,274   --       174,201,851
   Ireland..................      253,795     17,391,842   --        17,645,637
   Israel...................        4,655     57,974,192   --        57,978,847
   Italy....................           --    168,859,590   --       168,859,590
   Japan....................    2,683,890  1,799,574,293   --     1,802,258,183
   Malaysia.................           --             --   --                --
   Netherlands..............      152,163    120,548,119   --       120,700,282
   New Zealand..............           --     31,535,579   --        31,535,579
   Norway...................      204,338     83,716,574   --        83,920,912
   Portugal.................      411,087     18,508,605   --        18,919,692
   Singapore................       39,029     94,625,027   --        94,664,056
   Spain....................       50,613    144,902,939   --       144,953,552
   Sweden...................    4,843,661    209,661,876   --       214,505,537
   Switzerland..............      102,112    350,979,913   --       351,082,025
   United Kingdom...........    7,129,266  1,353,137,324   --     1,360,266,590
   United States............    1,904,557             --   --         1,904,557
Rights/Warrants
   Australia................        1,396             --   --             1,396
   Belgium..................           --          5,624   --             5,624
   Canada...................      165,730             --   --           165,730
   Hong Kong................      130,785             --   --           130,785
   Italy....................    9,173,480             --   --         9,173,480
   Norway...................           --             --   --                --
   United Kingdom...........           --         23,819   --            23,819
Securities Lending
  Collateral................           --    626,994,281   --       626,994,281
                             ------------ --------------   --    --------------
TOTAL....................... $994,305,112 $6,954,963,403   --    $7,949,268,515
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
 COMMON STOCKS -- (90.6%)
 AUSTRALIA -- (6.4%)
    Australia & New Zealand Banking Group,
      Ltd................................... 30,566 $   690,680       0.2%
    National Australia Bank, Ltd............ 44,894   1,199,089       0.3%
   #Origin Energy, Ltd...................... 65,486     986,833       0.2%
    Santos, Ltd............................. 52,226     705,342       0.2%
    Suncorp Group, Ltd...................... 83,085     745,678       0.2%
    Other Securities........................         24,476,572       5.9%
                                                    -----------      ----
 TOTAL AUSTRALIA............................         28,804,194       7.0%
                                                    -----------      ----
 AUSTRIA -- (0.5%)
    Other Securities........................          2,158,236       0.5%
                                                    -----------      ----
 BELGIUM -- (1.2%)
    Other Securities........................          5,638,856       1.4%
                                                    -----------      ----
 CANADA -- (10.4%)
   #Bank of Montreal........................ 13,100     773,974       0.2%
    Magna International, Inc................ 18,560     708,138       0.2%
    Suncor Energy, Inc...................... 34,672   1,104,425       0.2%
   #Toronto Dominion Bank................... 15,429   1,164,508       0.3%
    Other Securities........................         42,986,572      10.5%
                                                    -----------      ----
 TOTAL CANADA...............................         46,737,617      11.4%
                                                    -----------      ----
 DENMARK -- (0.9%)
    Other Securities........................          4,030,428       1.0%
                                                    -----------      ----
 FINLAND -- (1.6%)
    UPM-Kymmene Oyj......................... 61,081     714,229       0.2%
    Other Securities........................          6,528,806       1.6%
                                                    -----------      ----
 TOTAL FINLAND..............................          7,243,035       1.8%
                                                    -----------      ----
 FRANCE -- (5.7%)
    BNP Paribas SA.......................... 18,185     812,049       0.2%
    Cie de Saint-Gobain SA.................. 15,324     708,237       0.2%
   *Sanofi SA............................... 20,001   1,430,852       0.3%
    Total SA Sponsored ADR.................. 15,900     831,570       0.2%
    Other Securities........................         21,815,946       5.3%
                                                    -----------      ----
 TOTAL FRANCE...............................         25,598,654       6.2%
                                                    -----------      ----
 GERMANY -- (4.9%)
    Allianz SE..............................  6,494     722,536       0.2%
    Bayerische Motoren Werke AG.............  8,606     699,101       0.1%
    Daimler AG.............................. 17,410     884,238       0.2%
   #Deutsche Bank AG........................ 29,192   1,208,841       0.3%
    Deutsche Post AG........................ 47,190     715,802       0.2%
    E.ON AG................................. 34,364     828,687       0.2%
    Other Securities........................         17,216,296       4.2%
                                                    -----------      ----
 TOTAL GERMANY..............................         22,275,501       5.4%
                                                    -----------      ----
 GREECE -- (0.4%)
    Other Securities........................          1,969,136       0.5%
                                                    -----------      ----
 HONG KONG -- (2.2%)
    Other Securities........................          9,717,726       2.4%
                                                    -----------      ----
 IRELAND -- (0.7%)
    Other Securities........................          3,281,144       0.8%
                                                    -----------      ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
  ISRAEL -- (0.6%)
     Other Securities.....................         $ 2,661,701       0.7%
                                                   -----------      ----
  ITALY -- (2.1%)
     Other Securities.....................           9,399,033       2.3%
                                                   -----------      ----
  JAPAN -- (20.3%)
     Mitsubishi UFJ Financial Group, Inc.. 224,300     974,794       0.2%
     Sumitomo Mitsui Financial Group, Inc.  26,841     750,247       0.2%
     Toyota Motor Corp. Sponsored ADR.....  11,600     773,836       0.2%
     Other Securities.....................          88,785,857      21.6%
                                                   -----------      ----
  TOTAL JAPAN.............................          91,284,734      22.2%
                                                   -----------      ----
  NETHERLANDS -- (2.1%)
     Akzo Nobel NV........................  17,072     897,681       0.2%
     Other Securities.....................           8,632,367       2.1%
                                                   -----------      ----
  TOTAL NETHERLANDS.......................           9,530,048       2.3%
                                                   -----------      ----
  NEW ZEALAND -- (0.3%)
     Other Securities.....................           1,235,763       0.3%
                                                   -----------      ----
  NORWAY -- (1.1%)
     Other Securities.....................           5,000,308       1.2%
                                                   -----------      ----
  PORTUGAL -- (0.3%)
     Other Securities.....................           1,265,966       0.3%
                                                   -----------      ----
  SINGAPORE -- (1.4%)
     Other Securities.....................           6,536,362       1.6%
                                                   -----------      ----
  SPAIN -- (1.9%)
     Banco Santander SA................... 114,518     969,265       0.2%
     Other Securities.....................           7,704,384       1.9%
                                                   -----------      ----
  TOTAL SPAIN.............................           8,673,649       2.1%
                                                   -----------      ----
  SWEDEN -- (2.5%)
     Other Securities.....................          11,053,056       2.7%
                                                   -----------      ----
  SWITZERLAND -- (5.4%)
    *Aryzta AG............................  14,609     704,420       0.2%
     Holcim, Ltd..........................  21,970   1,391,274       0.3%
     Julius Baer Group, Ltd...............  27,417   1,030,189       0.3%
     Novartis AG ADR......................  13,137     741,846       0.2%
    *Swiss Re, Ltd........................  23,898   1,304,795       0.3%
     Zurich Financial Services AG.........   7,485   1,724,870       0.4%
     Other Securities.....................          17,375,834       4.2%
                                                   -----------      ----
  TOTAL SWITZERLAND.......................          24,273,228       5.9%
                                                   -----------      ----
  UNITED KINGDOM -- (17.7%)
     Anglo American P.L.C.................  48,414   1,774,879       0.4%
     Aviva P.L.C.......................... 128,562     701,377       0.2%
     BG Group P.L.C.......................  36,356     788,343       0.2%
     BP P.L.C. Sponsored ADR..............  66,425   2,934,656       0.7%
     HSBC Holdings P.L.C. Sponsored ADR...  71,003   3,099,991       0.8%
     International Power P.L.C............ 155,255     842,209       0.2%
     Kingfisher P.L.C..................... 232,192     961,992       0.2%
     Legal & General Group P.L.C.......... 594,171   1,046,697       0.3%
     Old Mutual P.L.C..................... 503,063     884,450       0.2%
     Prudential P.L.C.....................  68,348     705,973       0.2%
     Resolution, Ltd...................... 202,437     890,902       0.2%
     Royal Dutch Shell P.L.C. ADR.........  88,550   6,357,890       1.6%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
 UNITED KINGDOM -- (Continued)
    RSA Insurance Group P.L.C.........     512,455 $    915,168        0.2%
    Standard Chartered P.L.C..........      36,935      861,852        0.2%
    Standard Life P.L.C...............     262,373      905,022        0.2%
    Vodafone Group P.L.C. Sponsored
      ADR.............................     165,738    4,614,146        1.1%
    William Morrison Supermarkets
      P.L.C...........................     144,442      700,460        0.2%
    Wolseley P.L.C....................      25,895      746,709        0.2%
    Xstrata P.L.C.....................      77,287    1,287,333        0.3%
    Other Securities..................               48,849,515       11.9%
                                                   ------------      -----
 TOTAL UNITED KINGDOM.................               79,869,564       19.5%
                                                   ------------      -----
 TOTAL COMMON STOCKS..................              408,237,939       99.5%
                                                   ------------      -----
 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
    Other Securities..................                  117,734        0.0%
                                                   ------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
    Other Securities..................                      135        0.0%
                                                   ------------      -----
 BELGIUM -- (0.0%)
    Other Securities..................                       68        0.0%
                                                   ------------      -----
 CANADA -- (0.0%)
    Other Securities..................                    1,354        0.0%
                                                   ------------      -----
 HONG KONG -- (0.0%)
    Other Securities..................                   30,745        0.0%
                                                   ------------      -----
 ITALY -- (0.0%)
    Other Securities..................                   49,374        0.0%
                                                   ------------      -----
 NORWAY -- (0.0%)
    Other Securities..................                       --        0.0%
                                                   ------------      -----
 SINGAPORE -- (0.0%)
    Other Securities..................                    1,530        0.0%
                                                   ------------      -----
 UNITED KINGDOM -- (0.0%)
    Other Securities..................                      233        0.0%
                                                   ------------      -----
 TOTAL RIGHTS/WARRANTS................                   83,439        0.0%
                                                   ------------      -----

                                         SHARES/
                                          FACE
                                         AMOUNT      VALUE+
                                       ----------- ------------
                                          (000)
 SECURITIES LENDING COLLATERAL -- (9.4%)
 (S)@DFA Short Term Investment Fund...  37,180,863   37,180,863        9.1%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by
      FNMA 3.500%, 11/01/31, valued
      at $5,110,426) to be
      repurchased at $5,010,237....... $     5,010    5,010,222        1.2%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL..               42,191,085       10.3%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $414,944,025)................             $450,630,197      109.8%
                                                   ============      =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $   838,884 $ 27,965,310   --    $ 28,804,194
     Austria....................       3,397    2,154,839   --       2,158,236
     Belgium....................     501,082    5,137,774   --       5,638,856
     Canada.....................  46,699,667       37,950   --      46,737,617
     Denmark....................          --    4,030,428   --       4,030,428
     Finland....................          --    7,243,035   --       7,243,035
     France.....................   1,712,720   23,885,934   --      25,598,654
     Germany....................   2,277,734   19,997,767   --      22,275,501
     Greece.....................      66,432    1,902,704   --       1,969,136
     Hong Kong..................       7,708    9,710,018   --       9,717,726
     Ireland....................     689,561    2,591,583   --       3,281,144
     Israel.....................     647,536    2,014,165   --       2,661,701
     Italy......................     957,480    8,441,553   --       9,399,033
     Japan......................   2,731,897   88,552,837   --      91,284,734
     Netherlands................   1,861,493    7,668,555   --       9,530,048
     New Zealand................      23,685    1,212,078   --       1,235,763
     Norway.....................     491,086    4,509,222   --       5,000,308
     Portugal...................       3,838    1,262,128   --       1,265,966
     Singapore..................          --    6,536,362   --       6,536,362
     Spain......................   1,000,215    7,673,434   --       8,673,649
     Sweden.....................      69,555   10,983,501   --      11,053,056
     Switzerland................   1,526,384   22,746,844   --      24,273,228
     United Kingdom.............  19,348,616   60,520,948   --      79,869,564
  Preferred Stocks
     Germany....................          --      117,734   --         117,734
  Rights/Warrants
     Australia..................          --          135   --             135
     Belgium....................          16           52   --              68
     Canada.....................         924          430   --           1,354
     Hong Kong..................       2,177       28,568   --          30,745
     Italy......................      49,374           --   --          49,374
     Norway.....................          --           --   --              --
     Singapore..................          --        1,530   --           1,530
     United Kingdom.............          --          233   --             233
  Securities Lending Collateral.          --   42,191,085   --      42,191,085
                                 ----------- ------------   --    ------------
  TOTAL......................... $81,511,461 $369,118,736   --    $450,630,197
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                           SHARES    VALUE+
                                                           ------- -----------
  AFFILIATED INVESTMENT COMPANIES -- (99.8%)
  Investment in The DFA International Value Series of
    The DFA Investment Trust Company......................         $32,864,447
  Investment in Dimensional Emerging Markets Value Fund...          10,254,501
  Investment in DFA International Small Cap Value
    Portfolio of DFA Investment Dimensions Group Inc...... 250,782   3,724,113
                                                                   -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $45,361,586).................................          46,843,061
                                                                   -----------
  TEMPORARY CASH INVESTMENTS -- (0.2%)
     Citibank-US Dollars on Deposit in Custody Account
       (Cost $74,471).....................................  74,471      74,471
                                                                   -----------
     TOTAL INVESTMENTS - (100.0%)
       (Cost $45,436,057).................................         $46,917,532
                                                                   ===========

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                     ---------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                     ----------- ------- ------- -----------
   Affiliated Investment Companies.. $46,843,061   --      --    $46,843,061
   Temporary Cash Investments.......      74,471   --      --         74,471
                                     -----------   --      --    -----------
   TOTAL............................ $46,917,532   --      --    $46,917,532
                                     ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $2,313,873,983
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,350,904,480).................................. $2,313,873,983
                                                               ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Small Cap Series of The
    DFA Investment Trust Company.............................. $1,833,468,496
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,534,538,184).................................. $1,833,468,496
                                                               ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                    VALUE+
                                                                ---------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in Dimensional Emerging Markets Value Fund          $13,813,506,817
                                                                ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $13,579,010,327)................................... $13,813,506,817
                                                                ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                         ---------- ------------ ---------------
COMMON STOCKS -- (84.8%)
BRAZIL -- (7.3%)
   Banco Bradesco SA....................................  1,175,090 $ 17,145,356       0.3%
   Banco do Brasil SA...................................  1,031,580   15,742,433       0.3%
   Banco Santander Brasil SA ADR........................  1,950,363   17,748,303       0.3%
   BM&F Bovespa SA......................................  3,324,623   20,003,702       0.4%
  #BRF - Brasil Foods SA ADR............................    909,480   19,144,554       0.3%
   Petroleo Brasileiro SA ADR...........................  1,754,339   47,384,696       0.9%
   Vale SA Sponsored ADR................................  1,400,390   35,583,910       0.7%
   Other Securities.....................................             262,158,265       4.9%
                                                                    ------------      ----
TOTAL BRAZIL............................................             434,911,219       8.1%
                                                                    ------------      ----
CHILE -- (1.8%)
   Other Securities.....................................             107,727,375       2.0%
                                                                    ------------      ----
CHINA -- (13.6%)
   Bank of China, Ltd. Series H......................... 74,756,702   26,606,577       0.5%
   China Construction Bank Corp. Series H............... 52,067,302   38,255,683       0.7%
   China Mobile, Ltd. Sponsored ADR.....................  1,114,051   52,984,266       1.0%
   China Petroleum & Chemical Corp. ADR.................    176,059   16,619,970       0.3%
  #China Unicom Hong Kong, Ltd. ADR.....................    884,817   17,793,670       0.3%
  #CNOOC, Ltd. ADR......................................    148,376   27,985,197       0.5%
   Industrial & Commercial Bank of China, Ltd. Series H. 65,771,725   40,988,883       0.8%
  #PetroChina Co., Ltd. ADR.............................    216,874   28,109,039       0.5%
   Tencent Holdings, Ltd................................    598,600   13,776,120       0.3%
   Other Securities.....................................             542,632,724      10.1%
                                                                    ------------      ----
TOTAL CHINA.............................................             805,752,129      15.0%
                                                                    ------------      ----
COLOMBIA -- (0.2%)
   Other Securities.....................................              13,855,945       0.3%
                                                                    ------------      ----
CZECH REPUBLIC -- (0.3%)
   Other Securities.....................................              20,556,152       0.4%
                                                                    ------------      ----
EGYPT -- (0.1%)
   Other Securities.....................................               4,661,748       0.1%
                                                                    ------------      ----
HUNGARY -- (0.3%)
   Other Securities.....................................              20,151,986       0.4%
                                                                    ------------      ----
INDIA -- (8.2%)
  #ICICI Bank, Ltd. Sponsored ADR.......................    610,734   22,694,875       0.4%
   Infosys, Ltd.........................................    225,217   13,164,523       0.2%
   Reliance Industries, Ltd.............................  1,734,304   31,056,647       0.6%
   Other Securities.....................................             416,737,491       7.8%
                                                                    ------------      ----
TOTAL INDIA.............................................             483,653,536       9.0%
                                                                    ------------      ----
INDONESIA -- (3.3%)
   PT Astra International Tbk...........................  2,085,000   16,076,981       0.3%
   Other Securities.....................................             182,267,240       3.4%
                                                                    ------------      ----
TOTAL INDONESIA.........................................             198,344,221       3.7%
                                                                    ------------      ----
ISRAEL -- (0.0%)
   Other Securities.....................................                 306,545       0.0%
                                                                    ------------      ----
MALAYSIA -- (3.4%)
   Other Securities.....................................             200,386,856       3.7%
                                                                    ------------      ----
MEXICO -- (4.1%)
  #America Movil S.A.B. de C.V. Series L ADR............  1,214,537   30,873,531       0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
MEXICO -- (Continued)
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR..    331,293 $   22,213,196       0.4%
  #Grupo Mexico S.A.B. de C.V. Series B.....................  4,804,019     13,326,674       0.3%
  #Grupo Televisa S.A.B. Sponsored ADR......................    617,890     13,179,594       0.2%
   Other Securities.........................................               162,160,825       3.0%
                                                                        --------------      ----
TOTAL MEXICO................................................               241,753,820       4.5%
                                                                        --------------      ----
PERU -- (0.2%)
   Other Securities.........................................                11,867,965       0.2%
                                                                        --------------      ----
PHILIPPINES -- (1.2%)
   Other Securities.........................................                69,510,009       1.3%
                                                                        --------------      ----
POLAND -- (1.4%)
   Other Securities.........................................                83,551,664       1.6%
                                                                        --------------      ----
RUSSIA -- (3.5%)
   Gazprom OAO Sponsored ADR................................  6,598,961     76,497,543       1.4%
   Lukoil OAO Sponsored ADR.................................    728,785     42,212,084       0.8%
   Other Securities.........................................                87,068,864       1.6%
                                                                        --------------      ----
TOTAL RUSSIA................................................               205,778,491       3.8%
                                                                        --------------      ----
SOUTH AFRICA -- (7.3%)
   Gold Fields, Ltd. Sponsored ADR..........................  1,511,177     26,339,815       0.5%
   Impala Platinum Holdings, Ltd............................    701,181     16,038,408       0.3%
   MTN Group, Ltd...........................................  1,317,250     23,074,097       0.4%
   Naspers, Ltd. Series N...................................    358,511     17,328,356       0.3%
   Sanlam, Ltd..............................................  4,330,404     16,159,912       0.3%
   Sasol, Ltd. Sponsored ADR................................    615,418     27,841,510       0.5%
   Standard Bank Group, Ltd.................................  1,461,213     18,085,389       0.4%
   Other Securities.........................................               285,468,241       5.3%
                                                                        --------------      ----
TOTAL SOUTH AFRICA..........................................               430,335,728       8.0%
                                                                        --------------      ----
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc................................    431,842     15,426,860       0.3%
  #Hynix Semiconductor, Inc.................................    697,881     14,123,216       0.3%
   Hyundai Motor Co., Ltd...................................    178,654     35,978,852       0.7%
 #*KB Financial Group, Inc. ADR.............................    398,197     15,549,593       0.3%
   Kia Motors Corp..........................................    218,671     14,019,409       0.2%
  *POSCO ADR................................................    318,823     27,393,272       0.5%
   Samsung C&T Corp.........................................    211,963     13,105,582       0.2%
   Samsung Electronics Co., Ltd.............................    125,655    108,171,516       2.0%
   Shinhan Financial Group Co., Ltd. ADR....................    189,351     15,072,340       0.3%
   Other Securities.........................................               552,520,289      10.3%
                                                                        --------------      ----
TOTAL SOUTH KOREA...........................................               811,360,929      15.1%
                                                                        --------------      ----
TAIWAN -- (11.2%)
  #Hon Hai Precision Industry Co., Ltd...................... 11,515,887     31,569,393       0.6%
   Taiwan Semiconductor Manufacturing Co., Ltd.............. 15,178,652     36,988,502       0.7%
   Other Securities.........................................               596,105,733      11.1%
                                                                        --------------      ----
TOTAL TAIWAN................................................               664,663,628      12.4%
                                                                        --------------      ----
THAILAND -- (2.1%)
   PTT PCL (Foreign)........................................  1,352,380     13,457,830       0.3%
   Other Securities.........................................               113,170,545       2.1%
                                                                        --------------      ----
TOTAL THAILAND..............................................               126,628,375       2.4%
                                                                        --------------      ----
TURKEY -- (1.6%)
   Other Securities.........................................                93,018,037       1.7%
                                                                        --------------      ----
TOTAL COMMON STOCKS.........................................             5,028,776,358      93.7%
                                                                        --------------      ----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                    ------------ -------------- ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.5%)
   Banco Bradesco SA Sponsored ADR.................................    2,639,163 $   48,032,767        0.9%
   Gerdau SA Sponsored ADR.........................................    1,649,675     14,880,068        0.3%
   Itau Unibanco Holding SA ADR....................................    2,052,691     39,247,452        0.7%
  #Petroleo Brasileiro SA ADR......................................    2,409,950     60,947,636        1.1%
  #Vale SA Sponsored ADR...........................................    1,909,586     45,066,230        0.9%
   Other Securities................................................                 119,084,967        2.2%
                                                                                 --------------      -----
TOTAL BRAZIL.......................................................                 327,259,120        6.1%
                                                                                 --------------      -----
CHILE -- (0.0%)
   Other Securities................................................                   1,172,881        0.0%
                                                                                 --------------      -----
INDIA -- (0.0%)
   Other Securities................................................                       8,230        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
   Other Securities................................................                     113,451        0.0%
                                                                                 --------------      -----
TOTAL PREFERRED STOCKS.............................................                 328,553,682        6.1%
                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities................................................                          --        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
   Other Securities................................................                       9,841        0.0%
                                                                                 --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities................................................                     490,922        0.0%
                                                                                 --------------      -----
TAIWAN -- (0.0%)
   Other Securities................................................                      54,103        0.0%
                                                                                 --------------      -----
THAILAND -- (0.0%)
   Other Securities................................................                      27,019        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............................................                     581,885        0.0%
                                                                                 --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT        VALUE+
                                                                    ------------ --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@DFA Short Term Investment Fund.................................  570,330,893    570,330,893       10.6%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
     $2,559,154) to be repurchased at $2,508,982................... $      2,509      2,508,974        0.1%
                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................                 572,839,867       10.7%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,410,576,029)............................................              $5,930,751,792      110.5%
                                                                                 ==============      =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Brazil................ $  434,911,219             --   --    $  434,911,219
    Chile.................    107,727,375             --   --       107,727,375
    China.................    176,406,876 $  629,345,253   --       805,752,129
    Colombia..............     13,855,945             --   --        13,855,945
    Czech Republic........             --     20,556,152   --        20,556,152
    Egypt.................             --      4,661,748   --         4,661,748
    Hungary...............        450,137     19,701,849   --        20,151,986
    India.................     36,016,183    447,637,353   --       483,653,536
    Indonesia.............      6,073,288    192,270,933   --       198,344,221
    Israel................             --        306,545   --           306,545
    Malaysia..............      1,091,538    199,295,318   --       200,386,856
    Mexico................    241,753,820             --   --       241,753,820
    Peru..................     11,867,965             --   --        11,867,965
    Philippines...........      2,127,182     67,382,827   --        69,510,009
    Poland................         54,385     83,497,279   --        83,551,664
    Russia................      9,915,513    195,862,978   --       205,778,491
    South Africa..........     78,436,977    351,898,751   --       430,335,728
    South Korea...........     83,729,370    727,631,559   --       811,360,929
    Taiwan................     20,197,944    644,465,684   --       664,663,628
    Thailand..............    126,622,102          6,273   --       126,628,375
    Turkey................      1,529,380     91,488,657   --        93,018,037
 Preferred Stocks
    Brazil................    327,259,120             --   --       327,259,120
    Chile.................      1,172,881             --   --         1,172,881
    India.................             --          8,230   --             8,230
    Malaysia..............             --        113,451   --           113,451
 Rights/Warrants
    China.................             --             --   --                --
    Malaysia..............          9,841             --   --             9,841
    South Korea...........             --        490,922   --           490,922
    Taiwan................             --         54,103   --            54,103
    Thailand..............         27,019             --   --            27,019
 Securities Lending
   Collateral.............             --    572,839,867   --       572,839,867
                           -------------- --------------   --    --------------
 TOTAL.................... $1,681,236,060 $4,249,515,732   --    $5,930,751,792
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    ENHANCED         U.S.                           U.S.
                                                                   U.S. LARGE      LARGE CAP         U.S.         SMALL CAP
                                                                    COMPANY          VALUE         TARGETED         VALUE
                                                                   PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO
                                                                  ------------  --------------  --------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value............           --  $    7,341,490             --               --
Investments at Value (including $0, $0, $449,985 and $1,043,902
  of securities on loan, respectively)........................... $    167,978              --   $  2,537,093   $    6,489,432
Temporary Cash Investments at Value & Cost.......................        6,434              --            810           54,349
Collateral Received from Securities on Loan at Value & Cost......           --              --          1,141            2,011
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................           --              --        461,537        1,076,915
Cash.............................................................           --              --             --            8,601
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold........................................................           --          13,622          1,811           21,714
   Dividends and Interest........................................        1,609              --            711            2,121
   Securities Lending Income.....................................           --              --            255              876
   Fund Shares Sold..............................................           95           4,515          5,574            3,505
Unrealized Gain on Forward Currency Contracts....................            2              --             --               --
Prepaid Expenses and Other Assets................................           20              46             44               46
                                                                  ------------  --------------   ------------   --------------
       Total Assets..............................................      176,138       7,359,673      3,008,976        7,659,570
                                                                  ------------  --------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           --              --        462,678        1,078,926
   Investment Securities/Affiliated Investment Company
     Purchased...................................................          272              --            119           19,778
   Fund Shares Redeemed..........................................          221          18,137          1,337           16,133
   Due to Advisor................................................           28             871            694            2,559
   Futures Margin Variation......................................        4,171              --             --              933
Unrealized Loss on Forward Currency Contracts....................          303              --             --               --
Accrued Expenses and Other Liabilities...........................           15             321            169              378
                                                                  ------------  --------------   ------------   --------------
       Total Liabilities.........................................        5,010          19,329        464,997        1,118,707
                                                                  ------------  --------------   ------------   --------------
NET ASSETS....................................................... $    171,128  $    7,340,344   $  2,543,979   $    6,540,863
                                                                  ============  ==============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $45,132 and $0 and shares outstanding of 0; 0; 2,945,072 and 0,
  respectively...................................................          N/A             N/A   $      15.32              N/A
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A    100,000,000              N/A
                                                                  ============  ==============   ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $10,918 and $0
  and shares outstanding of 0; 0; 713,089 and 0, respectively....          N/A             N/A   $      15.31              N/A
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A    100,000,000              N/A
                                                                  ============  ==============   ============   ==============
Institutional Class Shares -- based on net assets of $171,128;
  $7,340,344; $2,487,929 and $6,540,863 and shares outstanding of 21,000,579; 380,475,929; 162,371,599 and 278,359,194,
  respectively................................................... $       8.15  $        19.29   $      15.32   $        23.50
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................  300,000,000   2,000,000,000    700,000,000    1,700,000,000
                                                                  ============  ==============   ============   ==============
Investments in Affiliated Investment Company at Cost............. $         --  $    5,970,301   $         --   $           --
                                                                  ------------  --------------   ------------   --------------
Investments at Cost.............................................. $    166,434  $           --   $  2,284,081   $    6,226,364
                                                                  ============  ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    239,068  $    7,599,550   $  2,270,031   $    6,196,086
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        1,903          20,676          1,385              858
Accumulated Net Realized Gain (Loss).............................      (80,493)     (1,651,071)        19,551           80,315
Net Unrealized Foreign Exchange Gain (Loss)......................         (306)             --             --               --
Net Unrealized Appreciation (Depreciation).......................       10,956       1,371,189        253,012          263,604
                                                                  ------------  --------------   ------------   --------------
NET ASSETS....................................................... $    171,128  $    7,340,344   $  2,543,979   $    6,540,863
                                                                  ============  ==============   ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        U.S.            U.S.            U.S.            U.S.
                                                        CORE            CORE           VECTOR           SMALL
                                                      EQUITY 1        EQUITY 2         EQUITY            CAP
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                   --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $496,197,
  $1,049,799, $320,082 and $1,023,988 of
  securities on loan, respectively)............... $    3,718,978  $    5,818,842  $    1,848,054  $    3,766,472
Temporary Cash Investments at Value & Cost........         10,049              --           6,830           3,579
Collateral Received from Securities on Loan at
  Value & Cost....................................          1,081           1,322             344           4,147
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        508,332       1,077,291         328,663       1,052,295
Cash..............................................            394              --               1              30
Receivables:
   Investment Securities Sold.....................            170           5,486             267           1,191
   Dividends and Interest.........................          3,055           4,930           1,263             979
   Securities Lending Income......................            247             450             216             641
   Fund Shares Sold...............................          7,193           7,465           2,421           2,529
Prepaid Expenses and Other Assets.................             82              79              37              51
                                                   --------------  --------------  --------------  --------------
       Total Assets...............................      4,249,581       6,915,865       2,188,096       4,831,914
                                                   --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        509,413       1,078,613         329,007       1,056,442
   Investment Securities Purchased................          5,883           5,297           5,063             671
   Fund Shares Redeemed...........................          2,130           8,680           1,570           3,234
   Due to Advisor.................................            501             921             435           1,034
   Loan Payable...................................             --           2,097              --              --
Accrued Expenses and Other Liabilities............            243             351             126             210
                                                   --------------  --------------  --------------  --------------
       Total Liabilities..........................        518,170       1,095,959         336,201       1,061,591
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $    3,731,411  $    5,819,906  $    1,851,895  $    3,770,323
                                                   ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $3,731,411; $5,819,906; $1,851,895 and
  $3,770,323 and shares outstanding of
  346,042,019; 548,777,341; 180,126,241 and
  183,498,696, respectively....................... $        10.78  $        10.61  $        10.28  $        20.55
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000   2,300,000,000   1,000,000,000   1,000,000,000
                                                   ==============  ==============  ==============  ==============
Investments at Cost............................... $    3,424,965  $    5,519,920  $    1,801,359  $    3,345,643
                                                   ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    3,478,765  $    5,531,385  $    1,838,615  $    3,372,263
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          8,359           7,601           3,557           1,483
Accumulated Net Realized Gain (Loss)..............        (49,726)        (18,002)        (36,972)        (24,252)
Net Unrealized Appreciation (Depreciation)........        294,013         298,922          46,695         420,829
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $    3,731,411  $    5,819,906  $    1,851,895  $    3,770,323
                                                   ==============  ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       U.S.            DFA          LARGE      INTERNATIONAL
                                                                       MICRO       REAL ESTATE       CAP           CORE
                                                                        CAP        SECURITIES   INTERNATIONAL     EQUITY
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                  --------------  ------------  ------------- --------------
ASSETS:
Investments at Value (including $663,162, $816,381, $211,940
  and $713,693 of securities on loan, respectively).............. $    3,252,370  $  3,080,903  $  1,693,115  $    5,365,117
Temporary Cash Investments at Value & Cost.......................             --        16,635            --              --
Collateral Received from Securities on Loan at Value & Cost......          1,914         5,664           139           1,620
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................        683,523       831,111       222,463         758,998
Foreign Currencies at Value......................................             --            --         1,751           6,146
Cash.............................................................          3,326            --         5,161           8,298
Receivables:
   Investment Securities Sold....................................          5,060            --            --              51
   Dividends, Interest and Tax Reclaims..........................            850         2,606         4,338          14,205
   Securities Lending Income.....................................            638           100           132             623
   Fund Shares Sold..............................................            902         1,831         1,676           8,878
Prepaid Expenses and Other Assets................................             22            27            21              89
                                                                  --------------  ------------  ------------  --------------
       Total Assets..............................................      3,948,605     3,938,877     1,928,796       6,164,025
                                                                  --------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................        685,437       836,775       222,602         760,618
   Investment Securities Purchased...............................          1,693            --           962           3,656
   Fund Shares Redeemed..........................................          2,284         2,577           582           1,838
   Due to Advisor................................................          1,275           706           343           1,518
Unrealized Loss on Foreign Currency Contracts....................             --            --             2              27
Accrued Expenses and Other Liabilities...........................            197           172           156             484
                                                                  --------------  ------------  ------------  --------------
       Total Liabilities.........................................        690,886       840,230       224,647         768,141
                                                                  --------------  ------------  ------------  --------------
NET ASSETS....................................................... $    3,257,719  $  3,098,647  $  1,704,149  $    5,395,884
                                                                  ==============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,257,719;
  $3,098,647; $1,704,149 and $5,395,884 and shares outstanding of 246,129,760; 133,273,662; 95,156,480 and 545,496,112,
  respectively................................................... $        13.24  $      23.25  $      17.91  $         9.89
                                                                  ==============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000   700,000,000   500,000,000   2,000,000,000
                                                                  ==============  ============  ============  ==============
Investments at Cost.............................................. $    2,915,219  $  2,358,790  $  1,600,897  $    5,832,407
                                                                  ==============  ============  ============  ==============
Foreign Currencies at Cost....................................... $           --  $         --  $      1,722  $        5,909
                                                                  ==============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    2,956,788  $  2,633,638  $  1,806,934  $    5,903,243
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          3,199        14,529         5,725          13,366
Accumulated Net Realized Gain (Loss).............................        (39,419)     (271,633)     (200,727)        (53,571)
Net Unrealized Foreign Exchange Gain (Loss)......................             --            --           (30)           (101)
Net Unrealized Appreciation (Depreciation).......................        337,151       722,113        92,247        (467,053)
                                                                  --------------  ------------  ------------  --------------
NET ASSETS....................................................... $    3,257,719  $  3,098,647  $  1,704,149  $    5,395,884
                                                                  ==============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    ASIA         UNITED
                                                                   INTERNATIONAL    JAPANESE       PACIFIC       KINGDOM
                                                                       SMALL          SMALL         SMALL         SMALL
                                                                      COMPANY        COMPANY       COMPANY       COMPANY
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  --------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $    5,827,564  $    163,185  $    139,306  $     33,875
Receivables:
   Affiliated Investment Companies Sold..........................         12,000            --            33             1
   Fund Shares Sold..............................................         14,962         2,077             7            --
Prepaid Expenses and Other Assets................................             47             9            12             8
                                                                  --------------  ------------  ------------  ------------
       Total Assets..............................................      5,854,573       165,271       139,358        33,884
                                                                  --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased.....................         12,000         2,055            --            --
   Fund Shares Redeemed..........................................          3,730            22            40             1
   Due to Advisor................................................          1,887            57            43            11
   Loan Payable..................................................          2,643            --            --            --
Accrued Expenses and Other Liabilities...........................            298            17            13             3
                                                                  --------------  ------------  ------------  ------------
       Total Liabilities.........................................         20,558         2,151            96            15
                                                                  --------------  ------------  ------------  ------------
NET ASSETS....................................................... $    5,834,015  $    163,120  $    139,262  $     33,869
                                                                  ==============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $5,834,015;
  $163,120; $139,262 and $33,869 and shares outstanding of
  383,664,864; 10,703,299; 6,045,248 and 1,444,937,
  respectively................................................... $        15.21  $      15.24  $      23.04  $      23.44
                                                                  ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000   100,000,000   100,000,000   100,000,000
                                                                  ==============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $    5,863,292  $    225,979  $    133,473  $     32,443
                                                                  ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    5,763,382  $    299,580  $    159,837  $     34,193
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          6,376         1,041         1,047           279
Accumulated Net Realized Gain (Loss).............................         99,876       (74,693)      (27,471)       (2,041)
Net Unrealized Foreign Exchange Gain (Loss)......................            109           (14)           16             6
Net Unrealized Appreciation (Depreciation).......................        (35,728)      (62,794)        5,833         1,432
                                                                  --------------  ------------  ------------  ------------
NET ASSETS....................................................... $    5,834,015  $    163,120  $    139,262  $     33,869
                                                                  ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA           DFA            DFA
                                                                    CONTINENTAL  INTERNATIONAL    GLOBAL      INTERNATIONAL
                                                                       SMALL      REAL ESTATE   REAL ESTATE     SMALL CAP
                                                                      COMPANY     SECURITIES    SECURITIES        VALUE
                                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                   ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $    117,495            --  $    867,930              --
Investments at Value (including $0, $109,763, $0 and $574,702 of
  securities on loan, respectively)...............................           --  $  1,052,700            --  $    7,322,274
Temporary Cash Investments at Value & Cost........................           --            --         1,083              --
Collateral Received from Securities on Loan at Value & Cost.......           --           143            --              89
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................           --       117,429            --         626,905
Foreign Currencies at Value.......................................           --         1,162            --          20,662
Cash..............................................................           --         3,869            --         120,829
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold.........................................................           19            --            --           3,301
   Dividends, Interest and Tax Reclaims...........................           --         4,225            --          20,020
   Securities Lending Income......................................           --            59            --             921
   Fund Shares Sold...............................................           --         1,056           975           4,750
Prepaid Expenses and Other Assets.................................            8           172            11              67
                                                                   ------------  ------------  ------------  --------------
     Total Assets.................................................      117,522     1,180,815       869,999       8,119,818
                                                                   ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................           --       117,572            --         626,994
   Investment Securities/Affiliated Investment Companies
     Purchased....................................................           --         2,080            --          24,508
   Fund Shares Redeemed...........................................           19           583           587           4,248
   Due to Advisor.................................................           38           299            20           3,925
Unrealized Loss on Foreign Currency Contracts.....................           --            18            --             356
Accrued Expenses and Other Liabilities............................           13           107            44             643
                                                                   ------------  ------------  ------------  --------------
     Total Liabilities............................................           70       120,659           651         660,674
                                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................................ $    117,452  $  1,060,156  $    869,348  $    7,459,144
                                                                   ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $117,452;
  $1,060,156; $869,348 and $7,459,144 and shares outstanding of
  8,014,115; 216,206,594; 105,892,319 and 502,440,091,
  respectively.................................................... $      14.66  $       4.90  $       8.21  $        14.85
                                                                   ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                                   ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost............ $    120,698  $         --  $    700,210  $           --
                                                                   ------------  ------------  ------------  --------------
Investments at Cost............................................... $         --  $  1,118,844  $         --  $    8,230,618
                                                                   ============  ============  ============  ==============
Foreign Currencies at Cost........................................ $         --  $      1,054  $         --  $       20,645
                                                                   ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    146,677  $  1,359,232  $    728,584  $    8,211,538
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................           27       (53,267)        1,177          21,874
Accumulated Net Realized Gain (Loss)..............................      (26,099)     (179,765)      (28,133)        134,206
Net Unrealized Foreign Exchange Gain (Loss).......................           50            (8)           --            (147)
Net Unrealized Appreciation (Depreciation)........................       (3,203)      (66,036)      167,720        (908,327)
                                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................................ $    117,452  $  1,060,156  $    869,348  $    7,459,144
                                                                   ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                INTERNATIONAL
                                                                                   VECTOR       WORLD EX      EMERGING
                                                                                   EQUITY      U.S. VALUE      MARKETS
                                                                                  PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                                ------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................ $         --  $     46,843  $  2,313,874
Investments at Value (including $39,509, $0 and $0 of securities on loan,
  respectively)................................................................      408,439            --            --
Temporary Cash Investments at Value & Cost.....................................           --            74            --
Collateral Received from Securities on Loan at Value & Cost....................        5,010            --            --
Affiliated Collateral Received from Securities on Loan at Value & Cost.........       37,181            --            --
Foreign Currencies at Value....................................................        1,427            --            --
Cash...........................................................................          946            --            --
Receivables:
   Investment Securities/Affiliated Investment Companies Sold..................          228         6,675            --
   Dividends, and Tax Reclaims.................................................        1,184            --            --
   Securities Lending Income...................................................           44            --            --
   Fund Shares Sold............................................................          308             2         1,546
Prepaid Expenses and Other Assets..............................................           12            14            20
                                                                                ------------  ------------  ------------
       Total Assets............................................................      454,779        53,608     2,315,440
                                                                                ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................       42,191            --            --
   Investment Securities/Affiliated Investment Companies Purchased.............        1,034            --           610
   Fund Shares Redeemed........................................................          773         6,430           936
   Due to Advisor..............................................................          149             8           720
Unrealized Loss on Foreign Currency Contracts..................................            2            --            --
Accrued Expenses and Other Liabilities.........................................           50             5           139
                                                                                ------------  ------------  ------------
       Total Liabilities.......................................................       44,199         6,443         2,405
                                                                                ------------  ------------  ------------
NET ASSETS..................................................................... $    410,580  $     47,165  $  2,313,035
                                                                                ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $410,580; $47,165 and
  $2,313,035 and shares outstanding of 43,960,327; 4,735,190 and 86,708,116,
  respectively................................................................. $       9.34  $       9.96  $      26.68
                                                                                ============  ============  ============
NUMBER OF SHARES AUTHORIZED....................................................  500,000,000   100,000,000   500,000,000
                                                                                ============  ============  ============
Investments in Affiliated Investment Companies at Cost......................... $         --  $     45,361  $  1,350,905
                                                                                ------------  ------------  ------------
Investments at Cost............................................................ $    372,753  $         --  $         --
                                                                                ============  ============  ============
Foreign Currencies at Cost..................................................... $      1,424  $         --  $         --
                                                                                ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................ $    368,439  $     51,634  $  1,254,594
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)......................................................................          782           168         6,113
Accumulated Net Realized Gain (Loss)...........................................        5,666        (6,103)       89,410
Net Unrealized Foreign Exchange Gain (Loss)....................................            4           (16)          (51)
Net Unrealized Appreciation (Depreciation).....................................       35,689         1,482       962,969
                                                                                ------------  ------------  ------------
NET ASSETS..................................................................... $    410,580  $     47,165  $  2,313,035
                                                                                ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                EMERGING      EMERGING        EMERGING
                                                 MARKETS       MARKETS         MARKETS
                                                SMALL CAP       VALUE        CORE EQUITY
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                              ------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company
  at Value................................... $  1,833,468  $   13,813,507             --
Investments at Value (including $0, $0 and
  $661,404 of securities on loan,
  respectively)..............................           --              -- $    5,357,912
Collateral Received from Securities on Loan
  at Value & Cost............................           --              --          2,509
Affiliated Collateral Received from
  Securities on Loan at Value & Cost.........           --              --        570,331
Foreign Currencies at Value..................           --              --          9,564
Cash.........................................           --              --         31,438
Receivables:
   Dividends, Interest and Tax Reclaims......           --              --          6,417
   Securities Lending Income.................           --              --            854
   Fund Shares Sold..........................        3,090          49,615          9,270
Unrealized Gain on Foreign Currency Contracts           --              --              6
Prepaid Expenses and Other Assets............           26              82             48
                                              ------------  -------------- --------------
       Total Assets..........................    1,836,584      13,863,204      5,988,349
                                              ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........           --              --        572,840
   Investment Securities/Affiliated
     Investment Company Purchased............        2,630          44,423         42,635
   Fund Shares Redeemed......................          460           5,192          1,841
   Due to Advisor............................          647           4,264          2,277
Unrealized Loss on Foreign Currency Contracts           --              --             54
Accrued Expenses and Other Liabilities.......          102             955          1,229
                                              ------------  -------------- --------------
       Total Liabilities.....................        3,839          54,834        620,876
                                              ------------  -------------- --------------
NET ASSETS................................... $  1,832,745  $   13,808,370 $    5,367,473
                                              ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares -- based on net assets of
  $0; $78,157 and $0 and shares outstanding
  of 0; 2,693,271 and 0, respectively........          N/A  $        29.02            N/A
                                              ============  ============== ==============
NUMBER OF SHARES AUTHORIZED..................          N/A     100,000,000            N/A
                                              ============  ============== ==============
Institutional Class Shares -- based on net
  assets of $1,832,745; $13,730,213 and
  $5,367,473 and shares outstanding of
  92,323,664; 473,115,325 and 286,504,352,
  respectively............................... $      19.85  $        29.02 $        18.73
                                              ============  ============== ==============
NUMBER OF SHARES AUTHORIZED..................  500,000,000   1,500,000,000  1,000,000,000
                                              ============  ============== ==============
Investments in Affiliated Investment Company
  at Cost.................................... $  1,534,538  $   13,579,011 $           --
                                              ------------  -------------- --------------
Investments at Cost.......................... $         --  $           -- $    4,837,736
                                              ============  ============== ==============
Foreign Currencies at Cost................... $         --  $           -- $        9,627
                                              ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................. $  1,508,677  $   13,364,578 $    4,866,799
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)....................................        1,396          33,870         15,280
Accumulated Net Realized Gain (Loss).........       23,770         175,232        (34,801)
Net Unrealized Foreign Exchange Gain (Loss)..          (28)            194             82
Net Unrealized Appreciation (Depreciation)...      298,930         234,496        520,113
                                              ------------  -------------- --------------
NET ASSETS................................... $  1,832,745  $   13,808,370 $    5,367,473
                                              ============  ============== ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                   ENHANCED     U.S.      U.S.      U.S.
                                                  U.S. LARGE LARGE CAP  TARGETED  SMALL CAP
                                                   COMPANY     VALUE      VALUE     VALUE
                                                  PORTFOLIO  PORTFOLIO* PORTFOLIO PORTFOLIO
                                                  ---------- ---------- --------- ---------
INVESTMENT INCOME
   Dividends.....................................  $   108    $135,110   $26,432  $ 72,718
   Interest......................................    1,754          20        14        27
   Income from Securities Lending................       --       5,530     2,389     8,523
   Expenses Allocated from Affiliated
     Investment Company..........................       --      (8,588)       --        --
                                                   -------    --------   -------  --------
          Total Investment Income................    1,862     132,072    28,835    81,268
                                                   -------    --------   -------  --------
EXPENSES
   Investment Advisory Services Fees.............       83          --     2,659    14,236
   Administrative Services Fees..................      251      11,072     6,649    21,354
   Accounting & Transfer Agent Fees..............       39          99       301       769
   S&P 500(R) Fees...............................        8          --        --        --
   Shareholder Servicing Fees --
       Class R1 Shares...........................       --          --        48        --
       Class R2 Shares...........................       --          --        21        --
   Custodian Fees................................       14          --        57       126
   Filing Fees...................................       24         148       122        70
   Shareholders' Reports.........................        5         212       115       186
   Directors'/Trustees' Fees & Expenses..........        1          65        23        65
   Professional Fees.............................        4          70        65       169
   Other.........................................        3          63        41        96
                                                   -------    --------   -------  --------
          Total Expenses.........................      432      11,729    10,101    37,071
                                                   -------    --------   -------  --------
   NET INVESTMENT INCOME (LOSS)..................    1,430     120,343    18,734    44,197
                                                   -------    --------   -------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................      380     301,933    20,083   215,171
       Futures...................................   12,791      (9,927)    1,751      (825)
       Foreign Currency Transactions.............      412          --        --        --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.....................     (472)    (67,687)   53,386   112,710
       Futures...................................     (995)         --        --       536
       Translation of Foreign Currency
         Denominated Amounts.....................     (174)         --        --        --
                                                   -------    --------   -------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   11,942     224,319    75,220   327,592
                                                   -------    --------   -------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $13,372    $344,662   $93,954  $371,789
                                                   =======    ========   =======  ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                          U.S.      U.S.      U.S.      U.S.
                                          CORE      CORE     VECTOR     SMALL
                                        EQUITY 1  EQUITY 2   EQUITY      CAP
                                        PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
                                        --------- --------- --------- ---------
INVESTMENT INCOME
   Dividends........................... $ 56,951  $ 89,078   $24,647  $ 40,299
   Interest............................       19        23         9        20
   Income from Securities
     Lending...........................    1,842     3,963     1,618     7,494
                                        --------  --------   -------  --------
          Total Investment
            Income.....................   58,812    93,064    26,274    47,813
                                        --------  --------   -------  --------
EXPENSES
   Investment Advisory Services
     Fees..............................    5,911    11,363     5,469     1,186
   Administrative Services Fees........       --        --        --    12,649
   Accounting & Transfer Agent
     Fees..............................      382       613       211       434
   Custodian Fees......................       97       108        56       114
   Filing Fees.........................      215       180        83        79
   Shareholders' Reports...............       60       117        54       107
   Directors'/Trustees' Fees &
     Expenses..........................       29        49        16        34
   Professional Fees...................       79       137        44        89
   Other...............................       48        76        32        54
                                        --------  --------   -------  --------
          Total Expenses...............    6,821    12,643     5,965    14,746
                                        --------  --------   -------  --------
   NET INVESTMENT INCOME (LOSS)........   51,991    80,421    20,309    33,067
                                        --------  --------   -------  --------
REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold..........................   31,974    69,078    46,999   211,228
       Futures.........................       --        --        --       929
       In-Kind Redemptions.............       --        --        --   126,527*
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities...........  116,761   192,966    18,243   (60,488)
                                        --------  --------   -------  --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).......................  148,735   262,044    65,242   278,196
                                        --------  --------   -------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS........................... $200,726  $342,465   $85,551  $311,263
                                        ========  ========   =======  ========
--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                               U.S.        DFA
                                               MICRO   REAL ESTATE   LARGE CAP   INTERNATIONAL
                                                CAP    SECURITIES  INTERNATIONAL  CORE EQUITY
                                             PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                             --------- ----------- ------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $2, $0, $4,960 and
     $13,644, respectively)................. $ 34,767   $ 59,625     $  57,728     $ 172,269
   Interest.................................       13         14            10            31
   Income from Securities Lending...........    6,716        915         2,823        10,438
                                             --------   --------     ---------     ---------
          Total Investment Income...........   41,496     60,554        60,561       182,738
                                             --------   --------     ---------     ---------
EXPENSES
   Investment Advisory Services Fees........    3,419      8,704         4,343        19,064
   Administrative Services Fees.............   13,675         --            --            --
   Accounting & Transfer Agent Fees.........      381        325           208           593
   Custodian Fees...........................       77         31           367         1,355
   Filing Fees..............................       44         93            66           254
   Shareholders' Reports....................       97        125            84           139
   Directors'/Trustees' Fees & Expenses.....       31         25            15            47
   Professional Fees........................       80         69            52           175
   Other....................................       71         36            36           105
                                             --------   --------     ---------     ---------
          Total Expenses....................   17,875      9,408         5,171        21,732
                                             --------   --------     ---------     ---------
   Fees Paid Indirectly.....................       --         --            (2)           (5)
                                             --------   --------     ---------     ---------
   Net Expenses.............................   17,875      9,408         5,169        21,727
                                             --------   --------     ---------     ---------
   NET INVESTMENT INCOME (LOSS).............   23,621     51,146        55,392       161,011
                                             --------   --------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
     from Investment Securities.............       --     13,117            --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........  234,404    (39,946)      (12,846)       28,431
       Foreign Currency Transactions........       --         --           187          (191)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................   32,818    277,359      (133,116)     (525,986)
       Translation of Foreign Currency
         Denominated Amounts................       --         --          (205)         (476)
                                             --------   --------     ---------     ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................  267,222    250,530      (145,980)     (498,222)
                                             --------   --------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $290,843   $301,676     $ (90,588)    $(337,211)
                                             ========   ========     =========     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                                                  UNITED
                                                          INTERNATIONAL  JAPANESE  ASIA PACIFIC  KINGDOM
                                                              SMALL       SMALL       SMALL       SMALL
                                                             COMPANY     COMPANY     COMPANY     COMPANY
                                                           PORTFOLIO*   PORTFOLIO*  PORTFOLIO*  PORTFOLIO*
                                                          ------------- ---------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated
     Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of
     $12,592, $249, $143, and $0, respectively)..........   $ 166,353    $ 3,315     $  5,339    $ 1,348
   Interest..............................................          41         45           --         --
   Income from Securities Lending........................      14,413        208          372          8
   Expenses Allocated from Affiliated Investment
     Companies ..........................................      (8,917)      (214)        (237)       (44)
                                                            ---------    -------     --------    -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........     171,890      3,354        5,474      1,312
                                                            ---------    -------     --------    -------
FUND INVESTMENT INCOME
   Interest..............................................          13         --           --         --
                                                            ---------    -------     --------    -------
          Total Fund Investment Income...................          13         --           --         --
                                                            ---------    -------     --------    -------
FUND EXPENSES
   Administrative Services Fees..........................      24,741        619          581        141
   Accounting & Transfer Agent Fees......................          85         15           15         13
   Filing Fees...........................................         160         23           28         16
   Shareholders' Reports.................................         171          1            2          1
   Directors'/Trustees' Fees & Expenses..................          53          1            1         --
   Audit Fees............................................          12          1            1          1
   Legal Fees............................................          53         --           --         --
   Other.................................................          51          1            1          1
                                                            ---------    -------     --------    -------
          Total Expenses.................................      25,326        661          629        173
                                                            ---------    -------     --------    -------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................          --         --           --         (7)
                                                            ---------    -------     --------    -------
   Net Expenses..........................................      25,326        661          629        166
                                                            ---------    -------     --------    -------
   NET INVESTMENT INCOME (LOSS)..........................     146,577      2,693        4,845      1,146
                                                            ---------    -------     --------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................     205,897     (5,587)       8,959      1,011
       Futures...........................................        (271)        --           --         --
       Foreign Currency Transactions.....................        (103)        14           85          1
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........    (571,803)    13,164      (21,184)    (2,107)
       Translation of Foreign Currency
         Denominated Amounts ............................        (340)       (61)          18          2
                                                            ---------    -------     --------    -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............    (366,620)     7,530      (12,122)    (1,093)
                                                            ---------    -------     --------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $(220,043)   $10,223     $ (7,277)   $    53
                                                            =========    =======     ========    =======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                           DFA                       DFA
                                                          CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                             SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                            COMPANY    SECURITIES   SECURITIES      VALUE
                                                          PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                          ----------- ------------- ----------- -------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated
     Investment Company:
   Dividends (Net of Foreign Taxes Withheld of
     $467, $0, $0 and $0, respectively)..................  $  3,318           --           --            --
   Income Distributions Received from Affiliated
     Investment Company..................................        --           --      $38,292            --
   Interest..............................................         1           --           --            --
   Income from Securities Lending........................       487           --           --            --
   Expenses Allocated from Affiliated Investment
     Company ............................................      (202)          --           --            --
                                                           --------     --------      -------     ---------
          Total Net Investment Income Received
            from Affiliated Investment Company...........     3,604           --       38,292            --
                                                           --------     --------      -------     ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $4,252, $0 and $17,167, respectively)...........        --     $ 61,042           --     $ 212,101
   Interest..............................................        --            6            2            41
   Income from Securities Lending........................        --        1,583           --        14,358
                                                           --------     --------      -------     ---------
          Total Fund Investment Income...................        --       62,631            2       226,500
                                                           --------     --------      -------     ---------
FUND EXPENSES
   Investment Advisory Services Fees.....................        --        3,562        2,652        53,621
   Administrative Services Fees..........................       538           --           --            --
   Accounting & Transfer Agent Fees......................        15          132           21           892
   Custodian Fees........................................        --          252           --         2,144
   Filing Fees...........................................        20           72           52           167
   Shareholders' Reports.................................         2           59           27           232
   Directors'/Trustees' Fees & Expenses..................         1            8            6            74
   Audit Fees............................................         1           25            6           192
   Legal Fees............................................        --            8            6            81
   Other.................................................         1          167            9           162
                                                           --------     --------      -------     ---------
          Total Expenses.................................       578        4,285        2,779        57,565
                                                           --------     --------      -------     ---------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................        --           --       (2,433)           --
   Fees Paid Indirectly..................................        --           (1)          --           (10)
                                                           --------     --------      -------     ---------
   Net Expenses..........................................       578        4,284          346        57,555
                                                           --------     --------      -------     ---------
   NET INVESTMENT INCOME (LOSS)..........................     3,026       58,347       37,948       168,945
                                                           --------     --------      -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................     3,433      (74,845)      (4,706)      146,129
       Futures...........................................       (16)          --           --            --
       Foreign Currency Transactions.....................       (34)         223           --           115
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........   (21,048)       3,153        1,312      (659,162)
       Translation of Foreign Currency
         Denominated Amounts.............................         3          (99)          --          (833)
                                                           --------     --------      -------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............   (17,662)     (71,568)      (3,394)     (513,751)
                                                           --------     --------      -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................  $(14,636)    $(13,221)     $34,554     $(344,806)
                                                           ========     ========      =======     =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                  INTERNATIONAL
                                                     VECTOR       WORLD EX    EMERGING
                                                     EQUITY      U.S. VALUE   MARKETS
                                                    PORTFOLIO   PORTFOLIO*** PORTFOLIO*
                                                  ------------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld
     of $0, $109 and $7,318, respectively) ......         --      $ 1,224    $  61,504
   Income Distributions Received from
     Affiliated Investment Companies.............         --           80           --
   Interest......................................         --           --           11
   Income from Securities Lending................         --           56        2,626
   Expenses Allocated from Affiliated
     Investment Companies........................         --          (87)      (4,837)
                                                    --------      -------    ---------
          Total Investment Income................         --        1,273       59,304
                                                    --------      -------    ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $954, $0 and $0, respectively)...........   $ 13,007           --           --
   Interest......................................          3           --           --
   Income from Securities Lending................        842           --           --
                                                    --------      -------    ---------
          Total Fund Investment Income...........     13,852           --           --
                                                    --------      -------    ---------
FUND EXPENSES
   Investment Advisory Services Fees.............      1,908          201           --
   Administrative Services Fees..................         --           --        9,541
   Accounting & Transfer Agent Fees..............         69           13           42
   Custodian Fees................................        232           --           --
   Filing Fees...................................         36           26           70
   Shareholders' Reports.........................         12            5          104
   Directors'/Trustees' Fees & Expenses..........          4           --           22
   Professional Fees.............................          9           14           25
   Organizational & Offering Costs...............         --           17           --
   Other.........................................         14            1           20
                                                    --------      -------    ---------
          Total Expenses.........................      2,284          277        9,824
                                                    --------      -------    ---------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)............................         --         (135)          --
   Fees Paid Indirectly..........................         --           --           --
                                                    --------      -------    ---------
   Net Expenses..................................      2,284          142        9,824
                                                    --------      -------    ---------
   NET INVESTMENT INCOME (LOSS)..................     11,568        1,131       49,480
                                                    --------      -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Affiliated Investment Companies.............         --           48           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold................      6,572       (6,148)      94,878
       Foreign Currency Transactions**...........        126           (4)      (1,059)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................    (47,642)      (1,774)    (309,714)
       Translation of Foreign Currency
         Denominated Amounts.....................        (27)         (13)        (109)
   Change in Deferred Thailand Capital Gains
     Tax.........................................         --            3        4,215
                                                    --------      -------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......    (40,971)      (7,888)    (211,789)
                                                    --------      -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................   $(29,403)     $(6,757)   $(162,309)
                                                    ========      =======    =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $1, and $851, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                              EMERGING    EMERGING    EMERGING
                                              MARKETS     MARKETS      MARKETS
                                             SMALL CAP     VALUE     CORE EQUITY
                                             PORTFOLIO*  PORTFOLIO*   PORTFOLIO
                                             ---------- -----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $4,970, $41,245 and
     $15,378, respectively)................. $  47,775  $   332,333   $ 126,884
   Interest.................................        12          116          31
   Income from Securities Lending...........     3,723       11,202       7,114
   Expenses Allocated from Affiliated
     Investment Company.....................    (6,408)     (27,575)         --
                                             ---------  -----------   ---------
          Total Investment Income...........    45,102      316,076     134,029
                                             ---------  -----------   ---------
EXPENSES
   Investment Advisory Services Fees........        --           --      27,105
   Administrative Services Fees.............     8,734       55,102          --
   Accounting & Transfer Agent Fees.........        36          173         539
   Shareholder Servicing Fees --
       Class R2 Shares......................        --          100          --
   Custodian Fees...........................        --           --       4,668
   Filing Fees..............................        99          799         328
   Shareholders' Reports....................        53          253         164
   Directors'/Trustees' Fees & Expenses.....        17          113          40
   Professional Fees........................        22          142         351
   Other....................................        14           94          87
                                             ---------  -----------   ---------
          Total Expenses....................     8,975       56,776      33,282
                                             ---------  -----------   ---------
   Fees Paid Indirectly.....................        --           --          (9)
                                             ---------  -----------   ---------
   Net Expenses.............................     8,975       56,776      33,273
                                             ---------  -----------   ---------
   NET INVESTMENT INCOME (LOSS).............    36,127      259,300     100,756
                                             ---------  -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........    27,050      193,129      20,186
       Foreign Currency Transactions**......    (1,258)      (3,612)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................  (354,184)  (2,865,375)   (717,993)
       Translation of Foreign Currency
         Denominated Amounts................       (31)          (5)         25
   Change in Deferred Thailand Capital
     Gains Tax..............................     3,533       16,079       5,965
                                             ---------  -----------   ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................  (324,890)  (2,659,784)   (695,866)
                                             ---------  -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $(288,763) $(2,400,484)  $(595,110)
                                             =========  ===========   =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $637, $1,682 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   ENHANCED              U.S. LARGE
                                              U.S. LARGE COMPANY          CAP VALUE              U.S. TARGETED
                                                   PORTFOLIO              PORTFOLIO             VALUE PORTFOLIO
                                              ------------------  ------------------------  ----------------------
                                                YEAR      YEAR        YEAR         YEAR        YEAR        YEAR
                                               ENDED     ENDED       ENDED        ENDED       ENDED       ENDED
                                              OCT. 31,  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                2011      2010        2011         2010        2011        2010
                                              --------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).............. $  1,430  $  1,547  $   120,343  $   120,445  $   18,734  $   13,743
   Net Realized Gain (Loss) on:
       Investment Securities Sold............      380     1,013      301,933      498,315      20,083      87,567
       Futures...............................   12,791    15,127       (9,927)          --       1,751        (256)
       Foreign Currency Transactions.........      412       (51)          --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.................     (472)      143      (67,687)     533,400      53,386     298,035
       Futures...............................     (995)    8,702           --           --          --          --
       Translation of Foreign
         Currency Denominated Amounts........     (174)     (171)          --           --          --          --
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.......................   13,372    26,310      344,662    1,152,160      93,954     399,089
                                              --------  --------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares.......................       --        --           --           --        (275)       (312)
       Class R2 Shares.......................       --        --           --           --         (43)        (29)
       Institutional Class Shares............     (270)   (1,589)    (117,051)    (116,599)    (17,989)    (12,213)
   Net Long-Term Gains:
       Class R1 Shares.......................       --        --           --           --         (87)         --
       Class R2 Shares.......................       --        --           --           --         (14)         --
       Institutional Class Shares............       --        --           --           --      (4,668)         --
                                              --------  --------  -----------  -----------  ----------  ----------
          Total Distributions................     (270)   (1,589)    (117,051)    (116,599)    (23,076)    (12,554)
                                              --------  --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................   42,165    15,684    2,027,913    1,304,022     924,360     911,104
   Shares Issued in Lieu of Cash
     Distributions...........................      259     1,525      109,293      108,979      21,388      11,528
   Shares Redeemed...........................  (42,128)  (49,431)  (1,945,509)  (1,391,178)   (743,912)   (521,662)
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions.....................      296   (32,222)     191,697       21,823     201,836     400,970
                                              --------  --------  -----------  -----------  ----------  ----------
          Total Increase (Decrease)
            in Net Assets....................   13,398    (7,501)     419,308    1,057,384     272,714     787,505
NET ASSETS
   Beginning of Period.......................  157,730   165,231    6,921,036    5,863,652   2,271,265   1,483,760
                                              --------  --------  -----------  -----------  ----------  ----------
   End of Period............................. $171,128  $157,730  $ 7,340,344  $ 6,921,036  $2,543,979  $2,271,265
                                              ========  ========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................    5,163     2,221      100,905       74,182      56,950      65,207
   Shares Issued in Lieu of Cash
     Distributions...........................       33       224        5,526        6,369       1,349         900
   Shares Redeemed...........................   (5,148)   (6,983)     (98,393)     (79,010)    (46,106)    (38,952)
   Shares Reduced by Reverse Stock
     Split (Note G)..........................       --        --           --           --          (9)     (1,473)
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed.........................       48    (4,538)       8,038        1,541      12,184      25,682
                                              ========  ========  ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)......................... $  1,903  $    228  $    20,676  $    17,386  $    1,385  $    2,297

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          U.S. SMALL                U.S. CORE               U.S. CORE
                                                     CAP VALUE PORTFOLIO       EQUITY 1 PORTFOLIO       EQUITY 2 PORTFOLIO
                                                  ------------------------   ----------------------  -----------------------
                                                      YEAR         YEAR         YEAR        YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                      2011         2010         2011        2010         2011        2010
                                                  -----------  -----------   ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $    44,197  $    26,885   $   51,991  $   37,162  $    80,421  $   65,265
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     215,171      464,145       31,974         848       69,078       9,966
       Futures...................................        (825)          --           --          --           --          --
       In-Kind Redemptions.......................          --       56,505*          --          --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities.....................     112,710      929,717      116,761     406,078      192,966     767,061
       Futures...................................         536           --           --          --           --          --
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     371,789    1,477,252      200,726     444,088      342,465     842,292
                                                  -----------  -----------   ----------  ----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares................     (41,924)     (25,747)     (49,822)    (31,326)     (78,869)    (53,941)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Total Distributions....................     (41,924)     (25,747)     (49,822)    (31,326)     (78,869)    (53,941)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................   1,194,011    1,005,684    1,193,672     935,366    1,575,775   1,032,528
   Shares Issued in Lieu of Cash
     Distributions...............................      39,640       24,638       45,486      28,011       76,923      52,914
   Shares Redeemed...............................  (1,577,930)  (1,596,209)*   (556,060)   (468,313)  (1,086,755)   (687,751)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions...........    (344,279)    (565,887)     683,098     495,064      565,943     397,691
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Total Increase (Decrease) in
            Net Assets...........................     (14,414)     885,618      834,002     907,826      829,539   1,186,042
NET ASSETS
   Beginning of Period...........................   6,555,277    5,669,659    2,897,409   1,989,583    4,990,367   3,804,325
                                                  -----------  -----------   ----------  ----------  -----------  ----------
   End of Period................................. $ 6,540,863  $ 6,555,277   $3,731,411  $2,897,409  $ 5,819,906  $4,990,367
                                                  ===========  ===========   ==========  ==========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................      48,190       48,187      108,434      97,948      144,791     110,280
   Shares Issued in Lieu of Cash
     Distributions...............................       1,639        1,272        4,215       3,032        7,192       5,795
   Shares Redeemed...............................     (62,955)     (78,455)     (51,146)    (49,368)     (99,493)    (73,302)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed...........     (13,126)     (28,996)      61,503      51,612       52,490      42,773
                                                  ===========  ===========   ==========  ==========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)............................. $       858  $     3,668   $    8,359  $    6,193  $     7,601  $   11,980

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 U.S. VECTOR              U.S. SMALL               U.S. MICRO
                                              EQUITY PORTFOLIO           CAP PORTFOLIO            CAP PORTFOLIO
                                           ----------------------  ------------------------  ----------------------
                                              YEAR        YEAR         YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED        ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2011        2010         2011         2010        2011        2010
                                           ----------  ----------  -----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $   20,309  $   15,896  $    33,067   $   22,549  $   23,621  $   17,911
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     46,999      11,302      211,228      186,403     234,404     246,080
       Futures............................         --          --          929           --          --          --
       In-Kind Redemptions................         --          --      126,527*          --          --          --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     18,243     260,530      (60,488)     519,280      32,818     507,946
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     85,551     287,728      311,263      728,232     290,843     771,937
                                           ----------  ----------  -----------   ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........    (19,719)    (14,799)     (32,796)     (21,528)    (23,667)    (17,526)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Total Distributions.............    (19,719)    (14,799)     (32,796)     (21,528)    (23,667)    (17,526)
                                           ----------  ----------  -----------   ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................    551,321     375,571    1,118,116      754,050     509,041     291,712
   Shares Issued in Lieu of Cash
     Distributions........................     19,400      14,588       30,271       20,104      22,542      16,858
   Shares Redeemed........................   (343,081)   (282,779)  (1,047,988)*   (611,402)   (719,326)   (703,060)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    227,640     107,380      100,399      162,752    (187,743)   (394,490)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................    293,472     380,309      378,866      869,456      79,433     359,921
NET ASSETS
   Beginning of Period....................  1,558,423   1,178,114    3,391,457    2,522,001   3,178,286   2,818,365
                                           ----------  ----------  -----------   ----------  ----------  ----------
   End of Period.......................... $1,851,895  $1,558,423  $ 3,770,323   $3,391,457  $3,257,719  $3,178,286
                                           ==========  ==========  ===========   ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................     51,309      41,113       52,474       42,652      37,458      26,534
   Shares Issued in Lieu of Cash
     Distributions........................      1,845       1,659        1,457        1,220       1,695       1,594
   Shares Redeemed........................    (31,749)    (30,825)     (48,404)     (35,288)    (52,370)    (63,240)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................     21,405      11,947        5,527        8,584     (13,217)    (35,112)
                                           ==========  ==========  ===========   ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)............... $    3,557  $    2,968  $     1,483   $    4,657  $    3,199  $    3,227

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA REAL ESTATE            LARGE CAP             INTERNATIONAL
                                                    SECURITIES             INTERNATIONAL            CORE EQUITY
                                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                              ----------------------  ----------------------  ----------------------
                                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                 2011        2010        2011        2010        2011        2010
                                              ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).............. $   51,146  $   75,701  $   55,392  $   38,398  $  161,011  $   96,219
   Capital Gain Distributions
     Received from Investment
     Securities..............................     13,117       3,056          --          --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold............    (39,946)    (57,195)    (12,846)    (16,990)     28,431      19,341
       Foreign Currency Transactions.........         --          --         187         383        (191)        299
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency....................    277,359     825,263    (133,116)    134,897    (525,986)    410,019
       Translation of Foreign
         Currency Denominated Amounts........         --          --        (205)        134        (476)        333
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.......................    301,676     846,825     (90,588)    156,822    (337,211)    526,211
                                              ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............    (40,246)    (70,908)    (54,107)    (40,390)   (161,285)    (83,173)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Total Distributions................    (40,246)    (70,908)    (54,107)    (40,390)   (161,285)    (83,173)
                                              ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................    685,272     469,431     463,836     380,265   1,663,723   1,275,823
   Shares Issued in Lieu of Cash
     Distributions...........................     38,998      68,782      51,857      39,047     154,934      79,558
   Shares Redeemed...........................   (576,605)   (643,137)   (283,535)   (283,409)   (791,266)   (631,272)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions.....................    147,665    (104,924)    232,158     135,903   1,027,391     724,109
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Total Increase (Decrease)
            in Net Assets....................    409,095     670,993      87,463     252,335     528,895   1,167,147
NET ASSETS
   Beginning of Period.......................  2,689,552   2,018,559   1,616,686   1,364,351   4,866,989   3,699,842
                                              ----------  ----------  ----------  ----------  ----------  ----------
   End of Period............................. $3,098,647  $2,689,552  $1,704,149  $1,616,686  $5,395,884  $4,866,989
                                              ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................     30,656      25,336      23,919      20,917     153,758     128,031
   Shares Issued in Lieu of Cash
     Distributions...........................      1,817       3,862       2,658       2,285      14,162       8,624
   Shares Redeemed...........................    (25,853)    (34,560)    (14,657)    (15,664)    (73,947)    (63,215)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed.........................      6,620      (5,362)     11,920       7,538      93,973      73,440
                                              ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)......................... $   14,529  $   12,994  $    5,725  $    3,984  $   13,366  $   16,165

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL           JAPANESE          ASIA PACIFIC
                                                     SMALL COMPANY         SMALL COMPANY       SMALL COMPANY
                                                       PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                ----------------------  ------------------  ------------------
                                                   YEAR        YEAR       YEAR      YEAR      YEAR      YEAR
                                                  ENDED       ENDED      ENDED     ENDED     ENDED     ENDED
                                                 OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                   2011        2010       2011      2010      2011      2010
                                                ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $  146,577  $   90,630  $  2,693  $  1,730  $  4,845  $  3,468
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............    205,897     157,743    (5,587)  (12,297)    8,959     5,129
       Futures.................................       (271)         --        --        --        --        --
       Foreign Currency Transactions...........       (103)      1,622        14        76        85        (4)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................   (571,803)    551,254    13,164    10,741   (21,184)   19,235
       Translation of Foreign Currency
         Denominated Amounts...................       (340)        210       (61)       31        18       (12)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   (220,043)    801,459    10,223       281    (7,277)   27,816
                                                ----------  ----------  --------  --------  --------  --------
Distributions From:
   Net Investment Income:......................
       Institutional Class Shares..............   (179,486)    (84,604)   (2,305)   (1,845)   (6,964)   (3,162)
                                                ----------  ----------  --------  --------  --------  --------
          Total Distributions..................   (179,486)    (84,604)   (2,305)   (1,845)   (6,964)   (3,162)
                                                ----------  ----------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued...............................  1,380,524   1,099,327    74,211    11,290    54,555    28,331
   Shares Issued in Lieu of Cash
     Distributions.............................    171,227      80,737     2,020     1,609     6,350     2,788
   Shares Redeemed.............................   (829,801)   (655,189)  (35,962)  (10,460)  (38,913)  (26,115)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from
            Capital Share Transactions.........    721,950     524,875    40,269     2,439    21,992     5,004
                                                ----------  ----------  --------  --------  --------  --------
          Total Increase (Decrease) in
            Net Assets.........................    322,421   1,241,730    48,187       875     7,751    29,658
NET ASSETS
   Beginning of Period.........................  5,511,594   4,269,864   114,933   114,058   131,511   101,853
                                                ----------  ----------  --------  --------  --------  --------
   End of Period............................... $5,834,015  $5,511,594  $163,120  $114,933  $139,262  $131,511
                                                ==========  ==========  ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     81,929      75,592     4,725       793     2,200     1,254
   Shares Issued in Lieu of Cash
     Distributions.............................     10,276       5,955       133       116       249       135
   Shares Redeemed.............................    (50,113)    (45,123)   (2,288)     (742)   (1,533)   (1,206)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........     42,092      36,424     2,570       167       916       183
                                                ==========  ==========  ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)........................... $    6,376  $   31,973  $  1,041  $    631  $  1,047  $    652

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    UNITED KINGDOM       CONTINENTAL       DFA INTERNATIONAL
                                                                     SMALL COMPANY      SMALL COMPANY    REAL ESTATE SECURITIES
                                                                       PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                                   ----------------  ------------------  ---------------------
                                                                     YEAR     YEAR     YEAR      YEAR       YEAR        YEAR
                                                                    ENDED    ENDED    ENDED     ENDED      ENDED       ENDED
                                                                   OCT. 31, OCT. 31, OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                     2011     2010     2011      2010       2011        2010
                                                                   -------- -------- --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................... $ 1,146  $   693  $  3,026  $  1,996  $   58,347  $  51,453
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................   1,011       86     3,433    (5,002)    (74,845)   (52,532)
       Futures....................................................      --       --       (16)       --          --         --
       Foreign Currency Transactions..............................       1        3       (34)       51         223        253
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................  (2,107)   6,121   (21,048)   19,653       3,153    149,959
       Translation of Foreign Currency Denominated
         Amounts..................................................       2       (1)        3         1         (99)        (8)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................      53    6,902   (14,636)   16,699     (13,221)   149,125
                                                                   -------  -------  --------  --------  ----------  ---------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.................................  (1,071)    (694)   (3,562)   (1,863)   (107,338)   (78,863)
                                                                   -------  -------  --------  --------  ----------  ---------
          Total Distributions.....................................  (1,071)    (694)   (3,562)   (1,863)   (107,338)   (78,863)
                                                                   -------  -------  --------  --------  ----------  ---------
Capital Share Transactions (1):
   Shares Issued..................................................   3,802    2,343    18,358    15,385     322,549    236,837
   Shares Issued in Lieu of Cash Distributions....................     818      537     2,856     1,577     106,188     78,275
   Shares Redeemed................................................  (3,484)  (3,200)  (13,670)  (14,618)   (206,576)  (169,149)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   1,136     (320)    7,544     2,344     222,161    145,963
                                                                   -------  -------  --------  --------  ----------  ---------
          Total Increase (Decrease) in Net Assets.................     118    5,888   (10,654)   17,180     101,602    216,225
NET ASSETS
   Beginning of Period............................................  33,751   27,863   128,106   110,926     958,554    742,329
                                                                   -------  -------  --------  --------  ----------  ---------
   End of Period.................................................. $33,869  $33,751  $117,452  $128,106  $1,060,156  $ 958,554
                                                                   =======  =======  ========  ========  ==========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................     158      115     1,086     1,040      62,870     48,350
   Shares Issued in Lieu of Cash Distributions....................      33       27       164       118      21,940     16,761
   Shares Redeemed................................................    (138)    (155)     (801)     (978)    (40,236)   (35,159)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................      53      (13)      449       180      44,574     29,952
                                                                   =======  =======  ========  ========  ==========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)................................ $   279  $   203  $     27  $    597  $  (53,267) $  (2,542)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                              DFA GLOBAL            DFA INTERNATIONAL        INTERNATIONAL
                                                         REAL ESTATE SECURITIES      SMALL CAP VALUE         VECTOR EQUITY
                                                               PORTFOLIO                PORTFOLIO              PORTFOLIO
                                                         --------------------   ------------------------  ------------------
                                                            YEAR        YEAR        YEAR         YEAR       YEAR      YEAR
                                                           ENDED       ENDED       ENDED        ENDED      ENDED     ENDED
                                                          OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,
                                                            2011        2010        2011         2010       2011      2010
                                                         ---------   ---------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $  37,948   $  31,064  $   168,945  $   111,256  $ 11,568  $  5,813
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................    (4,706)    (16,221)     146,129      198,099     6,572     5,866
       Foreign Currency Transactions....................        --          --          115        2,837       126        77
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................     1,312     134,183     (659,162)     395,701   (47,642)   28,748
       Translation of Foreign Currency Denominated
         Amounts........................................        --          --         (833)         688       (27)       27
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    34,554     149,026     (344,806)     708,581   (29,403)   40,531
                                                         ---------   ---------  -----------  -----------  --------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................   (41,423)    (30,870)    (182,741)    (101,689)  (11,774)   (5,380)
   Net Long-Term Gains:
       Institutional Class Shares.......................        --          --     (138,537)          --    (2,419)       --
                                                         ---------   ---------  -----------  -----------  --------  --------
          Total Distributions...........................   (41,423)    (30,870)    (321,278)    (101,689)  (14,193)   (5,380)
                                                         ---------   ---------  -----------  -----------  --------  --------
Capital Share Transactions (1):
   Shares Issued........................................   372,793     291,090    1,422,232    1,457,097   139,795   109,333
   Shares Issued in Lieu of Cash Distributions..........    40,672      30,424      303,336       94,455    13,500     5,137
   Shares Redeemed......................................  (232,709)   (176,711)  (1,255,658)  (1,363,083)  (62,242)  (49,042)
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................   180,756     144,803      469,910      188,469    91,053    65,428
                                                         ---------   ---------  -----------  -----------  --------  --------
          Total Increase (Decrease) in Net
            Assets......................................   173,887     262,959     (196,174)     795,361    47,457   100,579
NET ASSETS
   Beginning of Period..................................   695,461     432,502    7,655,318    6,859,957   363,123   262,544
                                                         ---------   ---------  -----------  -----------  --------  --------
   End of Period........................................ $ 869,348   $ 695,461  $ 7,459,144  $ 7,655,318  $410,580  $363,123
                                                         =========   =========  ===========  ===========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................    45,423      40,187       86,184       96,841    13,326    11,526
   Shares Issued in Lieu of Cash Distributions..........     5,345       4,617       18,285        6,841     1,293       590
   Shares Redeemed......................................   (28,834)    (24,880)     (75,870)     (89,769)   (5,988)   (5,261)
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................    21,934      19,924       28,599       13,913     8,631     6,855
                                                         =========   =========  ===========  ===========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
  IN EXCESS OF NET INVESTMENT INCOME)................... $   1,177   $   5,011  $    21,874  $    37,940  $    782  $  1,086

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            EMERGING MARKETS
                                                              WORLD EX U.S.         EMERGING MARKETS            SMALL CAP
                                                             VALUE PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                         ----------------------  ----------------------  ----------------------
                                                                  FOR THE PERIOD
                                                           YEAR      AUG. 23,       YEAR        YEAR        YEAR        YEAR
                                                          ENDED     2010(a) TO     ENDED       ENDED       ENDED       ENDED
                                                         OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                           2011        2010         2011        2010        2011        2010
                                                         -------- -------------- ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $ 1,131     $    40     $   49,480  $   37,045  $   36,127  $   23,479
   Capital Gain Distributions Received from
     Affiliated Investment Companies....................      48          --             --          --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................  (6,148)        212         94,878     148,805      27,050      97,897
       Foreign Currency Transactions*...................      (4)          2         (1,059)        506      (1,258)         76
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................  (1,774)      3,256       (309,714)    317,270    (354,184)    373,644
       Translation of Foreign Currency
         Denominated Amounts............................     (13)         (3)          (109)         (6)        (31)        (72)
   Change in Deferred Thailand Capital Gains
     Tax................................................       3          (3)         4,215      (2,143)      3,533      (2,963)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................  (6,757)      3,504       (162,309)    501,477    (288,763)    492,061
                                                         -------     -------     ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................  (1,006)         --        (42,779)    (34,414)    (33,950)    (22,294)
   Net Short-Term Gains:
       Institutional Class Shares.......................     (19)         --            (77)     (2,485)         --          --
   Net Long-Term Gains:
       Institutional Class Shares.......................    (195)         --       (136,141)    (29,814)    (58,359)         --
                                                         -------     -------     ----------  ----------  ----------  ----------
          Total Distributions...........................  (1,220)         --       (178,997)    (66,713)    (92,309)    (22,294)
                                                         -------     -------     ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued........................................  32,244      28,812        668,299     464,965     694,159     468,984
   Shares Issued in Lieu of Cash Distributions..........   1,211          --        164,271      60,045      74,466      18,296
   Shares Redeemed......................................  (7,929)     (2,700)      (550,727)   (553,564)   (387,846)   (257,967)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions..........................  25,526      26,112        281,843     (28,554)    380,779     229,313
                                                         -------     -------     ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................  17,549      29,616        (59,463)    406,210        (293)    699,080
NET ASSETS
   Beginning of Period..................................  29,616          --      2,372,498   1,966,288   1,833,038   1,133,958
                                                         -------     -------     ----------  ----------  ----------  ----------
   End of Period........................................ $47,165     $29,616     $2,313,035  $2,372,498  $1,832,745  $1,833,038
                                                         =======     =======     ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................   2,801       2,860         22,995      16,688      31,956      22,700
   Shares Issued in Lieu of Cash Distributions..........     108          --          5,590       2,260       3,241         933
   Shares Redeemed......................................    (782)       (252)       (18,667)    (20,100)    (18,437)    (13,059)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................   2,127       2,608          9,918      (1,152)     16,760      10,574
                                                         =======     =======     ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)............................................... $   168     $    46     $    6,113  $    3,270  $    1,396  $    3,213

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $1, $0, $851, $0, $637 and $179, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                       EMERGING MARKETS
                                                                              EMERGING MARKETS            CORE EQUITY
                                                                               VALUE PORTFOLIO             PORTFOLIO
                                                                          ------------------------  ----------------------
                                                                              YEAR         YEAR        YEAR        YEAR
                                                                             ENDED        ENDED       ENDED       ENDED
                                                                            OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                              2011         2010        2011        2010
                                                                          -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   259,300  $   125,933  $  100,756  $   51,443
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................................     193,129      577,480      20,186      35,721
       Foreign Currency Transactions*....................................      (3,612)      (3,090)     (4,049)       (776)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................  (2,865,375)   1,724,116    (717,993)    789,087
       Translation of Foreign Currency Denominated Amounts...............          (5)           2          25         (19)
   Change in Deferred Thailand Capital Gains Tax.........................      16,079       (9,879)      5,965      (4,133)
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................  (2,400,484)   2,414,562    (595,110)    871,323
                                                                          -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................................        (532)      (5,375)         --          --
       Institutional Class Shares........................................    (223,890)    (109,197)    (86,292)    (48,768)
   Net Short-Term Gains:
       Class R2 Shares...................................................        (224)        (513)         --          --
       Institutional Class Shares........................................     (67,767)     (65,356)         --          --
   Net Long-Term Gains:
       Class R2 Shares...................................................      (1,580)        (909)         --          --
       Institutional Class Shares........................................    (477,706)    (115,729)         --          --
                                                                          -----------  -----------  ----------  ----------
          Total Distributions............................................    (771,699)    (297,079)    (86,292)    (48,768)
                                                                          -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................   6,491,870    3,348,220   2,524,065   1,458,158
   Shares Issued in Lieu of Cash Distributions...........................     711,366      272,770      77,358      43,732
   Shares Redeemed.......................................................  (1,805,221)  (1,562,283)   (732,430)   (599,598)
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........   5,398,015    2,058,707   1,868,993     902,292
                                                                          -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................   2,225,832    4,176,190   1,187,591   1,724,847
NET ASSETS
   Beginning of Period...................................................  11,582,538    7,406,348   4,179,882   2,455,035
                                                                          -----------  -----------  ----------  ----------
   End of Period......................................................... $13,808,370  $11,582,538  $5,367,473  $4,179,882
                                                                          ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     190,904      121,548     122,538      77,138
   Shares Issued in Lieu of Cash Distributions...........................      20,921       12,712       3,743       2,449
   Shares Redeemed.......................................................     (55,156)     (53,662)    (35,958)    (32,331)
   Shares Reduced by Conversion of Shares (Note G).......................     (19,608)          --          --          --
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed.....................................................     137,061       80,598      90,323      47,256
                                                                          ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)..................................................... $    33,870  $    12,814  $   15,280  $    8,563

--------
* Net of foreign capital gain taxes withheld of $1,682, $1,720, $2,994 and $982, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                   ---------------------------------------------------------------------
                                                                       PERIOD
                                     YEAR      YEAR       YEAR        DEC. 1,          YEAR         YEAR
                                    ENDED     ENDED      ENDED        2007 TO         ENDED        ENDED
                                   OCT. 31,  OCT. 31,   OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                     2011      2010       2009          2008           2007         2006
                                   --------  --------  --------    --------        --------     --------
Net Asset Value, Beginning of
  Period ......................... $   7.53  $   6.48  $   6.47    $  10.91        $  10.95     $   9.82
                                   --------  --------  --------    --------        --------     --------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................     0.07      0.07      0.05        0.39            0.30         0.12
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     0.56      1.05      0.61       (3.74)           0.45         1.19
                                   --------  --------  --------    --------        --------     --------
       Total From Investment
         Operations...............     0.63      1.12      0.66       (3.35)           0.75         1.31
                                   --------  --------  --------    --------        --------     --------
Less Distributions
   Net Investment Income..........    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)       (0.18)
   Net Realized Gains.............       --        --     (0.06)      (0.73)          (0.43)          --
                                   --------  --------  --------    --------        --------     --------
       Total Distributions........    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)       (0.18)
                                   --------  --------  --------    --------        --------     --------
Net Asset Value, End of
  Period.......................... $   8.15  $   7.53  $   6.48    $   6.47        $  10.91     $  10.95
                                   ========  ========  ========    ========        ========     ========
Total Return......................     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%       13.52%
                                   --------  --------  --------    --------        --------     --------
Net Assets, End of Period
  (thousands)..................... $171,128  $157,730  $165,231    $200,331        $337,050     $347,216
Ratio of Expenses to Average
  Net Assets......................     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)     0.26%(D)
Ratio of Net Investment
  Income to Average Net Assets....     0.86%     0.98%     0.86%       4.74%(B)        2.67%        1.19%
Portfolio Turnover Rate...........      140%       78%       46%*       N/A             N/A          N/A

                                                                  U.S. LARGE CAP VALUE PORTFOLIO
                                   ----------------------------------------------------------------------------------------
                                                                                     PERIOD
                                        YEAR           YEAR           YEAR          DEC. 1,            YEAR           YEAR
                                       ENDED          ENDED          ENDED          2007 TO           ENDED          ENDED
                                      OCT. 31,       OCT. 31,       OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                        2011           2010           2009            2008             2007           2006
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ......................... $    18.58     $    15.81     $    14.58     $    24.44        $    25.40     $    21.93
                                   ----------     ----------     ----------     ----------        ----------     ----------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................       0.33           0.33           0.31           0.36              0.33           0.38
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       0.70           2.76           1.28          (8.83)            (0.43)          3.50
                                   ----------     ----------     ----------     ----------        ----------     ----------
       Total From Investment
         Operations...............       1.03           3.09           1.59          (8.47)            (0.10)          3.88
                                   ----------     ----------     ----------     ----------        ----------     ----------
Less Distributions
   Net Investment Income..........      (0.32)         (0.32)         (0.34)         (0.35)            (0.32)         (0.35)
   Net Realized Gains.............         --             --          (0.02)         (1.04)            (0.54)         (0.06)
                                   ----------     ----------     ----------     ----------        ----------     ----------
       Total Distributions........      (0.32)         (0.32)         (0.36)         (1.39)            (0.86)         (0.41)
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Asset Value, End of
  Period.......................... $    19.29     $    18.58     $    15.81     $    14.58        $    24.44     $    25.40
                                   ==========     ==========     ==========     ==========        ==========     ==========
Total Return......................       5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%        17.97%
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Assets, End of Period
  (thousands)..................... $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552     $6,410,086
Ratio of Expenses to Average
  Net Assets......................       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)       0.28%(D)
Ratio of Net Investment
  Income to Average Net Assets....       1.63%          1.86%          2.26%          1.86%(B)          1.28%          1.64%
Portfolio Turnover Rate...........        N/A            N/A            N/A            N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                   ----------------------------------------------
                                                                                    PERIOD
                                                     YEAR        YEAR     YEAR     JAN. 31,
                                                    ENDED       ENDED    ENDED      2008(a)
                                                   OCT. 31,    OCT. 31, OCT. 31,  TO OCT. 31,
                                                     2011        2010     2009       2008
                                                   --------    -------- -------- -----------
Net Asset Value, Beginning of Period.............. $ 14.75     $ 11.73  $ 10.92    $ 14.69
                                                   -------     -------  -------    -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................    0.10        0.07     0.12       0.13
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    0.60        3.07     0.87      (3.76)
                                                   -------     -------  -------    -------
       Total From Investment Operations...........    0.70        3.14     0.99      (3.63)
                                                   -------     -------  -------    -------
Less Distributions
   Net Investment Income..........................   (0.10)      (0.12)   (0.18)     (0.14)
   Net Realized Gains.............................   (0.03)         --       --         --
                                                   -------     -------  -------    -------
       Total Distributions........................   (0.13)      (0.12)   (0.18)     (0.14)
                                                   -------     -------  -------    -------
Net Asset Value, End of Period.................... $ 15.32     $ 14.75  $ 11.73    $ 10.92
                                                   =======     =======  =======    =======
Total Return......................................    4.69%      26.93%    9.36%    (24.96)%(C)
                                                   -------     -------  -------    -------
Net Assets, End of Period (thousands)............. $45,132     $41,316  $31,393    $25,599
Ratio of Expenses to Average Net Assets...........    0.48%       0.49%    0.52%      0.50%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.61%       0.59%    1.12%      1.24%(B)(E)
Portfolio Turnover Rate...........................      23%         20%      17%        20%(C)

                                                   U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                   ----------------------------------------------
                                                                                    PERIOD
                                                     YEAR        YEAR     YEAR     JUNE 30,
                                                    ENDED       ENDED    ENDED      2008(a)
                                                   OCT. 31,    OCT. 31, OCT. 31,  TO OCT. 31,
                                                     2011        2010     2009       2008
                                                   --------    -------- -------- -----------
Net Asset Value, Beginning of Period.............. $ 14.76      $11.74   $10.91    $ 13.94
                                                   -------      ------   ------    -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................    0.07        0.05     0.10       0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    0.60        3.07     0.88      (3.02)
                                                   -------      ------   ------    -------
       Total From Investment Operations...........    0.67        3.12     0.98      (2.97)
                                                   -------      ------   ------    -------
Less Distributions
   Net Investment Income..........................   (0.09)      (0.10)   (0.15)     (0.06)
   Net Realized Gains.............................   (0.03)         --       --         --
                                                   -------      ------   ------    -------
       Total Distributions........................   (0.12)      (0.10)   (0.15)     (0.06)
                                                   -------      ------   ------    -------
Net Asset Value, End of Period.................... $ 15.31      $14.76   $11.74    $ 10.91
                                                   =======      ======   ======    =======
Total Return......................................    4.50%      26.66%    9.23%    (21.40)%(C)
                                                   -------      ------   ------    -------
Net Assets, End of Period (thousands)............. $10,918      $5,967   $2,930    $ 1,715
Ratio of Expenses to Average Net Assets...........    0.63%       0.64%    0.67%      0.66%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.42%       0.44%    0.91%      1.35%(B)(E)
Portfolio Turnover Rate...........................      23%         20%      17%        20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------------
                                                                                    PERIOD
                                                YEAR        YEAR        YEAR       DEC. 1,          YEAR          YEAR
                                               ENDED       ENDED       ENDED       2007 TO         ENDED         ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,      NOV. 30,
                                                2011        2010        2009         2008           2007          2006
                                             ----------  ----------  ----------  --------      --------       --------
Net Asset Value, Beginning of Period ....... $    14.76  $    11.70  $    10.84  $  15.89      $  18.69       $  17.33
                                             ----------  ----------  ----------  --------      --------       --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.12        0.09        0.12      0.18          0.20           0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.59        3.06        0.88     (4.68)        (1.32)          2.84
                                             ----------  ----------  ----------  --------      --------       --------
       Total From Investment Operations.....       0.71        3.15        1.00     (4.50)        (1.12)          3.05
                                             ----------  ----------  ----------  --------      --------       --------
Less Distributions
   Net Investment Income....................      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)         (0.25)
   Net Realized Gains.......................      (0.03)         --          --     (0.40)        (1.48)         (1.44)
                                             ----------  ----------  ----------  --------      --------       --------
       Total Distributions..................      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)         (1.69)
                                             ----------  ----------  ----------  --------      --------       --------
Net Asset Value, End of Period.............. $    15.32  $    14.76  $    11.70  $  10.84      $  15.89       $  18.69
                                             ==========  ==========  ==========  ========      ========       ========
Total Return................................       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%        19.48%
                                             ----------  ----------  ----------  --------      --------       --------
Net Assets, End of Period (thousands)....... $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805       $215,338
Ratio of Expenses to Average Net Assets.....       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**     0.46%(D)
Ratio of Net Investment Income to
  Average Net Assets........................       0.71%       0.69%       1.19%     1.39%(B)      1.12%          1.19%
Portfolio Turnover Rate.....................         23%         20%         17%       20%(C)         9%(C)*       N/A

                                                                   U.S. SMALL CAP VALUE PORTFOLIO
                                        ---------------------------------------------------------------------------------
                                                                                   PERIOD
                                           YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                          ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                         OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                           2011        2010         2009            2008             2007           2006
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period .............................. $    22.49  $    17.69  $    16.32    $    26.49        $    31.59     $    28.74
                                        ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.16        0.09        0.04          0.18              0.30           0.28
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.00        4.79        1.54         (7.86)            (2.72)          5.06
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations....................       1.16        4.88        1.58         (7.68)            (2.42)          5.34
                                        ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income...............      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)         (0.23)
   Net Realized Gains..................         --          --          --         (2.27)            (2.40)         (2.26)
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions.............      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)         (2.49)
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period......... $    23.50  $    22.49  $    17.69    $    16.32        $    26.49     $    31.59
                                        ==========  ==========  ==========    ==========        ==========     ==========
Total Return...........................       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%        20.29%
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of Period
  (thousands).......................... $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846     $8,738,278
Ratio of Expenses to Average Net
  Assets...............................       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.62%       0.43%       0.27%         0.86%(B)          0.98%          0.94%
Portfolio Turnover Rate................         14%         19%         21%+         N/A               N/A            N/A

--------
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. CORE EQUITY 1 PORTFOLIO
                                             ------------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                               ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                2011        2010        2009          2008          2007       2006
                                             ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period ....... $    10.18  $     8.54  $     7.81  $    11.83      $    11.50  $  10.22
                                             ----------  ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.17        0.15        0.15        0.17            0.19      0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.59        1.61        0.73       (4.03)           0.35      1.28
                                             ----------  ----------  ----------  ----------      ----------  --------
       Total From Investment Operations.....       0.76        1.76        0.88       (3.86)           0.54      1.45
                                             ----------  ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income....................      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)    (0.17)
   Net Realized Gains.......................         --          --          --          --           (0.03)       --
                                             ----------  ----------  ----------  ----------      ----------  --------
       Total Distributions..................      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)    (0.17)
                                             ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period.............. $    10.78  $    10.18  $     8.54  $     7.81      $    11.83  $  11.50
                                             ==========  ==========  ==========  ==========      ==========  ========
Total Return................................       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%    14.35%
                                             ==========  ==========  ==========  ==========      ==========  ========
Net Assets, End of Period (thousands)....... $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031  $652,270
Ratio of Expenses to Average Net Assets.....       0.20%       0.20%       0.22%       0.20%(B)        0.20%     0.23%
Ratio of Net Investment Income to
  Average Net Assets........................       1.49%       1.53%       2.02%       1.78%(B)        1.53%     1.52%
Portfolio Turnover Rate.....................          5%          4%          7%          5%(C)          10%        6%

                                                                    U.S. CORE EQUITY 2 PORTFOLIO
                                             --------------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                               ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                2011        2010        2009          2008          2007        2006
                                             ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period ....... $    10.06  $     8.39  $     7.73  $    11.77      $    11.65  $    10.24
                                             ----------  ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.16        0.14        0.14        0.17            0.19        0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.54        1.64        0.66       (4.04)           0.13        1.40
                                             ----------  ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....       0.70        1.78        0.80       (3.87)           0.32        1.57
                                             ----------  ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)      (0.16)
   Net Realized Gains.......................         --          --          --          --           (0.03)         --
                                             ----------  ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)      (0.16)
                                             ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    10.61  $    10.06  $     8.39  $     7.73      $    11.77  $    11.65
                                             ==========  ==========  ==========  ==========      ==========  ==========
Total Return................................       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%      15.50%
                                             ==========  ==========  ==========  ==========      ==========  ==========
Net Assets, End of Period (thousands)....... $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420  $1,216,310
Ratio of Expenses to Average Net Assets.....       0.22%       0.23%       0.24%       0.23%(B)        0.23%       0.26%
Ratio of Net Investment Income to
  Average Net Assets........................       1.42%       1.47%       1.89%       1.77%(B)        1.55%       1.55%
Portfolio Turnover Rate.....................          9%          7%          4%          8%(C)           7%          5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. VECTOR EQUITY PORTFOLIO
                                        ----------------------------------------------------------------------
                                                                               PERIOD                    PERIOD
                                           YEAR        YEAR        YEAR       DEC. 1,        YEAR       DEC. 30,
                                          ENDED       ENDED       ENDED       2007 TO       ENDED      2005(a) TO
                                         OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,     NOV. 30,
                                           2011        2010        2009         2008         2007         2006
                                        ----------  ----------  ----------  --------      --------   ----------
Net Asset Value, Beginning of
  Period............................... $     9.82  $     8.03  $     7.48  $  11.38      $  11.79    $  10.00
                                        ----------  ----------  ----------  --------      --------    --------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.12        0.10        0.11      0.15          0.16        0.13
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.46        1.79        0.57     (3.89)        (0.25)       1.73
                                        ----------  ----------  ----------  --------      --------    --------
       Total From Investment
         Operations....................       0.58        1.89        0.68     (3.74)        (0.09)       1.86
                                        ----------  ----------  ----------  --------      --------    --------
Less Distributions
   Net Investment Income...............      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)      (0.07)
   Net Realized Gains..................         --          --          --        --         (0.18)         --
                                        ----------  ----------  ----------  --------      --------    --------
Total Distributions....................      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)      (0.07)
                                        ----------  ----------  ----------  --------      --------    --------
Net Asset Value, End of Period......... $    10.28  $     9.82  $     8.03  $   7.48      $  11.38    $  11.79
                                        ==========  ==========  ==========  ========      ========    ========
Total Return...........................       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%     18.65%(C)
                                        ==========  ==========  ==========  ========      ========    ========
Net Assets, End of Period
  (thousands).......................... $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742    $403,312
Ratio of Expenses to Average Net
  Assets...............................       0.33%       0.33%       0.35%     0.34%(B)      0.34%       0.36%(B)(E)
                                        ----------  ----------  ----------  --------      --------    --------
Ratio of Expenses to Average Net
  Assets (Excluding Waiversand
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)................................       0.33%       0.33%       0.35%     0.34%(B)      0.33%       0.39%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...................       1.11%       1.13%       1.60%     1.66%(B)      1.29%       1.24%(B)(E)
Portfolio Turnover Rate................         10%         11%         11%       11%(C)        14%         24%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. SMALL CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------
                                                                                  PERIOD
                                          YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                         ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                        OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                          2011        2010         2009            2008             2007           2006
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ............................. $    19.06  $    14.89  $    13.35    $    20.64        $    22.46     $    20.75
                                       ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)....       0.18        0.13        0.06          0.14              0.21           0.17
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)......................       1.49        4.17        1.65         (6.08)            (0.66)          2.84
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations...................       1.67        4.30        1.71         (5.94)            (0.45)          3.01
                                       ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income..............      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)         (0.13)
   Net Realized Gains.................         --          --          --         (1.18)            (1.16)         (1.17)
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions............      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)         (1.30)
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period........ $    20.55  $    19.06  $    14.89    $    13.35        $    20.64     $    22.46
                                       ==========  ==========  ==========    ==========        ==========     ==========
Total Return..........................       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%        15.49%
                                       ==========  ==========  ==========    ==========        ==========     ==========
Net Assets, End of Period
  (thousands)......................... $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093     $3,297,199
Ratio of Expenses to Average Net
  Assets..............................       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)
Ratio of Net Investment Income to
  Average Net Assets..................       0.84%       0.76%       0.50%         0.86%(B)          0.95%          0.82%
Portfolio Turnover Rate...............         23%         19%         17%*         N/A               N/A            N/A

                                                                     U.S. MICRO CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------
                                                                                  PERIOD
                                          YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                         ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                        OCT. 30,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                          2011        2010         2009            2008             2007           2006
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ............................. $    12.25  $     9.57  $     9.19    $    14.80        $    16.83     $    15.91
                                       ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)....       0.09        0.06        0.03          0.10              0.14           0.10
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)......................       0.99        2.68        0.54         (4.32)            (0.69)          2.04
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations...................       1.08        2.74        0.57         (4.22)            (0.55)          2.14
                                       ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income..............      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)         (0.08)
   Net Realized Gains.................         --          --          --         (1.26)            (1.35)         (1.14)
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions............      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)         (1.22)
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period........ $    13.24  $    12.25  $     9.57    $     9.19        $    14.80     $    16.83
                                       ==========  ==========  ==========    ==========        ==========     ==========
Total Return..........................       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%        14.52%
                                       ==========  ==========  ==========    ==========        ==========     ==========
Net Assets, End of Period
  (thousands)......................... $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371     $4,824,003
Ratio of Expenses to Average Net
  Assets..............................       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment Income to
  Average Net Assets..................       0.69%       0.58%       0.38%         0.91%(B)          0.89%          0.64%
Portfolio Turnover Rate...............         14%          9%         12%*         N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA REAL ESTATE SECURITIES PORTFOLIO
                                          ---------------------------------------------------------------------------
                                                                                  PERIOD
                                             YEAR        YEAR        YEAR        DEC. 1,          YEAR        YEAR
                                            ENDED       ENDED       ENDED        2007 TO         ENDED       ENDED
                                           OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,    NOV. 30,
                                             2011        2010        2009          2008           2007        2006
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, Beginning of Period..... $    21.24  $    15.29  $    16.16  $    27.20      $    33.80   $    25.75
                                          ----------  ----------  ----------  ----------      ----------   ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).......       0.40        0.58        0.58        0.64            0.62         0.64
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...........       1.93        5.92       (0.62)      (9.28)          (5.64)        8.84
                                          ----------  ----------  ----------  ----------      ----------   ----------
       Total From Investment
         Operations......................       2.33        6.50       (0.04)      (8.64)          (5.02)        9.48
                                          ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
   Net Investment Income.................      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)       (1.02)
   Net Realized Gains....................         --          --          --       (2.10)          (0.88)       (0.41)
                                          ----------  ----------  ----------  ----------      ----------   ----------
       Total Distributions...............      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)       (1.43)
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of Period........... $    23.25  $    21.24  $    15.29  $    16.16      $    27.20   $    33.80
                                          ==========  ==========  ==========  ==========      ==========   ==========
Total Return.............................      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%      38.23%
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands).... $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457   $2,837,026
Ratio of Expenses to Average Net
  Assets.................................       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)............................       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Net Investment Income to
  Average Net Assets.....................       1.76%       3.13%       4.54%       3.01%(B)        1.99%        2.25%
Portfolio Turnover Rate..................          3%          2%          2%         13%(C)          17%          10%

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                          ---------------------------------------------------------------------------
                                                                                   PERIOD
                                              YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                             ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                              2011        2010        2009          2008          2007        2006
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period..... $    19.42   $    18.02  $    14.81  $    27.18      $    23.60  $    19.00
                                          ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).......       0.63         0.48        0.48        0.68            0.68        0.55
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...........      (1.53)        1.43        3.16      (12.06)           3.57        4.68
                                          ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment
         Operations......................      (0.90)        1.91        3.64      (11.38)           4.25        5.23
                                          ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income.................      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)      (0.63)
   Net Realized Gains....................         --           --          --       (0.35)             --          --
                                          ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions...............      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)      (0.63)
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period........... $    17.91   $    19.42  $    18.02  $    14.81      $    27.18  $    23.60
                                          ==========   ==========  ==========  ==========      ==========  ==========
Total Return.............................      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%      28.00%
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands).... $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180  $1,673,239
Ratio of Expenses to Average Net
  Assets.................................       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)............................       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Net Investment Income to
  Average Net Assets.....................       3.19%        2.65%       3.14%       3.18%(B)        2.62%       2.56%
Portfolio Turnover Rate..................          3%           7%         12%         12%(C)           5%          4%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       INTERNATIONAL CORE EQUITY PORTFOLIO
                                                    -------------------------------------------------------------------------
                                                                                             PERIOD
                                                        YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                                       ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                        2011        2010        2009          2008          2007       2006
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period............... $    10.78   $     9.79  $     7.46  $    14.35      $    12.82  $  10.07
                                                    ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.33         0.23        0.23        0.37            0.35      0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (0.89)        0.96        2.32       (6.76)           1.54      2.71
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment Operations............      (0.56)        1.19        2.55       (6.39)           1.89      2.99
                                                    ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income...........................      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)    (0.24)
   Net Realized Gains..............................         --           --          --       (0.15)          (0.04)       --
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions.........................      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)    (0.24)
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period..................... $     9.89   $    10.78  $     9.79  $     7.46      $    14.35  $  12.82
                                                    ==========   ==========  ==========  ==========      ==========  ========
Total Return.......................................      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period (thousands).............. $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077
Ratio of Expenses to Average Net Assets............       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.48%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously...........................
Waived Fees and Fees Paid Indirectly)..............       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.46%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.96%        2.31%       2.84%       3.39%(B)        2.49%     2.35%
Portfolio Turnover Rate............................          3%           2%          5%          4%(C)           4%        2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period........ $    16.14   $    13.99  $    10.07  $    20.80      $    19.43  $    16.19
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.40         0.28        0.28        0.44            0.43        0.36
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.83)        2.13        3.91       (9.55)           2.07        4.02
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (0.43)        2.41        4.19       (9.11)           2.50        4.38
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)      (0.36)
   Net Realized Gains.......................         --           --          --       (1.17)          (0.67)      (0.78)
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)      (1.14)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    15.21   $    16.14  $    13.99  $    10.07      $    20.80  $    19.43
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%      28.51%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209  $4,546,071
Ratio of Expenses to Average Net Assets
  (D).......................................       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Net Investment Income to
  Average Net Assets........................       2.37%        1.94%       2.48%       2.90%(B)        2.03%       2.04%

                                                             JAPANESE SMALL COMPANY PORTFOLIO
                                             ---------------------------------------------------------------
                                                                              PERIOD
                                               YEAR      YEAR      YEAR      DEC. 1,        YEAR       YEAR
                                              ENDED     ENDED     ENDED      2007 TO       ENDED      ENDED
                                             OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,     NOV. 30,   NOV. 30,
                                               2011      2010      2009        2008         2007       2006
                                             --------  --------  --------  --------      --------   --------
Net Asset Value, Beginning of Period........ $  14.13  $  14.32  $  11.97  $  16.75      $  17.23   $  17.97
                                             --------  --------  --------  --------      --------   --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........     0.27      0.22      0.22      0.29          0.27       0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     1.08     (0.18)     2.39     (4.78)        (0.52)     (0.73)
                                             --------  --------  --------  --------      --------   --------
       Total From Investment Operations.....     1.35      0.04      2.61     (4.49)        (0.25)     (0.51)
                                             --------  --------  --------  --------      --------   --------
Less Distributions
   Net Investment Income....................    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
   Net Realized Gains.......................       --        --        --        --            --         --
                                             --------  --------  --------  --------      --------   --------
       Total Distributions..................    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
                                             --------  --------  --------  --------      --------   --------
Net Asset Value, End of Period.............. $  15.24  $  14.13  $  14.32  $  11.97      $  16.75   $  17.23
                                             ========  ========  ========  ========      ========   ========
Total Return................................     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%    (2.94)%
                                             --------  --------  --------  --------      --------   --------
Net Assets, End of Period (thousands)....... $163,120  $114,933  $114,058  $133,373      $199,080   $168,957
Ratio of Expenses to Average Net Assets
  (D).......................................     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.58%
Ratio of Net Investment Income to
  Average Net Assets........................     1.74%     1.52%     1.68%     2.18%(B)      1.51%      1.19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                        -------------------------------------------------------------
                                                                                          PERIOD
                                                           YEAR      YEAR      YEAR      DEC. 1,      YEAR      YEAR
                                                          ENDED     ENDED     ENDED      2007 TO     ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,   NOV. 30,  NOV. 30,
                                                           2011      2010      2009        2008       2007      2006
                                                        --------   --------  --------  --------     --------  --------
Net Asset Value, Beginning of Period .................. $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26  $ 15.28
                                                        --------   --------  --------  -------      --------  -------
Income From Investment Operations
   Net Investment Income (Loss)(A).....................     0.85       0.69      0.50     0.83          0.79     0.64
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................    (2.16)      4.99      8.95   (17.04)         8.43     4.92
                                                        --------   --------  --------  -------      --------  -------
       Total From Investment Operations................    (1.31)      5.68      9.45   (16.21)         9.22     5.56
                                                        --------   --------  --------  -------      --------  -------
Less Distributions
   Net Investment Income...............................    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)   (0.58)
   Net Realized Gains..................................       --         --        --       --            --       --
   Return of Capital...................................       --         --        --       --            --       --
                                                        --------   --------  --------  -------      --------  -------
       Total Distributions.............................    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)   (0.58)
                                                        --------   --------  --------  -------      --------  -------
Net Asset Value, End of Period......................... $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73  $ 20.26
                                                        ========   ========  ========  =======      ========  =======
Total Return...........................................    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%   37.52%
                                                        --------   --------  --------  -------      --------  -------
Net Assets, End of Period (thousands).................. $139,262   $131,511  $101,853  $64,044      $146,307  $71,537
Ratio of Expenses to Average Net Assets(D).............     0.60%      0.63%     0.65%    0.62%(B)      0.62%    0.64%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Expenses)(D)....................     0.60%      0.61%     0.65%    0.61%(B)      0.59%    0.64%
Ratio of Net Investment Income to Average Net Assets...     3.34%      3.14%     3.53%    3.85%(B)      3.13%    3.68%

                                                                  UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                        ---------------------------------------------------------
                                                                                       PERIOD
                                                          YEAR      YEAR     YEAR     DEC. 1,      YEAR     YEAR
                                                         ENDED     ENDED    ENDED     2007 TO     ENDED    ENDED
                                                        OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,   NOV. 30, NOV. 30,
                                                          2011      2010     2009       2008       2007     2006
                                                        --------  -------- -------- --------     -------- --------
Net Asset Value, Beginning of Period .................. $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97  $ 24.65
                                                        -------   -------  -------  -------      -------  -------
Income From Investment Operations
   Net Investment Income (Loss)(A).....................    0.82      0.50     0.55     0.77         0.78     0.61
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................   (0.85)     4.41     5.44   (15.84)       (0.08)    9.61
                                                        -------   -------  -------  -------      -------  -------
       Total From Investment Operations................   (0.03)     4.91     5.99   (15.07)        0.70    10.22
                                                        -------   -------  -------  -------      -------  -------
Less Distributions
   Net Investment Income...............................   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)   (0.68)
   Net Realized Gains..................................      --        --       --    (1.22)       (1.35)   (1.22)
   Return of Capital...................................      --        --       --    (0.01)          --       --
                                                        -------   -------  -------  -------      -------  -------
       Total Distributions.............................   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)   (1.90)
                                                        -------   -------  -------  -------      -------  -------
Net Asset Value, End of Period......................... $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29  $ 32.97
                                                        =======   =======  =======  =======      =======  =======
Total Return...........................................   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%   44.15%
                                                        -------   -------  -------  -------      -------  -------
Net Assets, End of Period (thousands).................. $33,869   $33,751  $27,863  $25,883      $37,139  $31,808
Ratio of Expenses to Average Net Assets(D).............    0.60%     0.60%    0.61%    0.59%(B)     0.59%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Expenses)(D)....................    0.62%     0.64%    0.70%    0.65%(B)     0.62%    0.67%
Ratio of Net Investment Income to Average Net Assets...    3.26%     2.39%    3.62%    3.41%(B)     2.28%    2.20%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   CONTINENTAL SMALL COMPANY PORTFOLIO
                                              --------------------------------------------------------------------------
                                                                                         PERIOD
                                                  YEAR         YEAR         YEAR        DEC. 1,         YEAR        YEAR
                                                 ENDED        ENDED        ENDED        2007 TO        ENDED       ENDED
                                                OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                  2011         2010         2009          2008          2007        2006
                                              --------     --------     --------     --------       --------     --------
Net Asset Value, Beginning of Period......... $  16.93     $  15.02     $  10.73     $ 22.95        $  20.47     $ 15.78
                                              --------     --------     --------     -------        --------     -------
Income From Investment Operations
  Net Investment Income (Loss)(A)............     0.39         0.27         0.28        0.52            0.40        0.31
  Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................    (2.20)        1.89         4.29      (11.32)           3.00        6.28
                                              --------     --------     --------     -------        --------     -------
     Total From Investment Operations........    (1.81)        2.16         4.57      (10.80)           3.40        6.59
                                              --------     --------     --------     -------        --------     -------
Less Distributions
  Net Investment Income......................    (0.46)       (0.25)       (0.28)      (0.45)          (0.38)      (0.34)
  Net Realized Gains.........................       --           --           --       (0.96)          (0.54)      (1.56)
  Return of Capital..........................       --           --           --       (0.01)             --          --
                                              --------     --------     --------     -------        --------     -------
     Total Distributions.....................    (0.46)       (0.25)       (0.28)      (1.42)          (0.92)      (1.90)
                                              --------     --------     --------     -------        --------     -------
Net Asset Value, End of Period............... $  14.66     $  16.93     $  15.02     $ 10.73        $  22.95     $ 20.47
                                              ========     ========     ========     =======        ========     =======
Total Return.................................   (11.09)%      14.85%       43.12%     (49.89)%(C)      16.99%      46.33%
                                              --------     --------     --------     -------        --------     -------
Net Assets, End of Period (thousands)........ $117,452     $128,106     $110,926     $93,988        $170,909     $90,261
Ratio of Expenses to Average Net Assets......     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)     0.61%(D)    0.62%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)......     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)    0.61%(D)
Ratio of Net Investment Income (Loss) to
  Average Net Assets.........................     2.25%        1.78%        2.39%       3.04%(B)        1.70%       1.78%
Portfolio Turnover Rate......................      N/A          N/A          N/A         N/A             N/A         N/A

                                                     DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                             -----------------------------------------------------------
                                                                                 PERIOD
                                                 YEAR       YEAR      YEAR      DEC. 1,          PERIOD
                                                ENDED      ENDED     ENDED      2007 TO     MARCH 1, 2007(a)
                                               OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,           TO
                                                 2011       2010      2009        2008       NOV. 30, 2007
                                             ----------   --------  --------  --------      ----------------
Net Asset Value, Beginning of Period........ $     5.58   $   5.24  $   4.18  $   9.35          $  10.00
                                             ----------   --------  --------  --------          --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.30       0.31      0.26      0.34              0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.33)      0.58      0.91     (5.08)            (0.76)
                                             ----------   --------  --------  --------          --------
       Total From Investment Operations.....      (0.03)      0.89      1.17     (4.74)            (0.53)
                                             ----------   --------  --------  --------          --------
Less Distributions
   Net Investment Income....................      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
   Net Realized Gains.......................         --         --        --        --                --
   Return of Capital........................         --         --        --        --                --
                                             ----------   --------  --------  --------          --------
       Total Distributions..................      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
                                             ----------   --------  --------  --------          --------
Net Asset Value, End of Period.............. $     4.90   $   5.58  $   5.24  $   4.18          $   9.35
                                             ==========   ========  ========  ========          ========
Total Return................................      (0.43)%    18.96%    29.25%   (52.85)%(C)        (5.38)%(C)
                                             ----------   --------  --------  --------          --------
Net Assets, End of Period (thousands)....... $1,060,156   $958,554  $742,329  $394,480          $336,840
Ratio of Expenses to Average Net Assets.....       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets.....................       5.73%      6.42%     6.40%     5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate.....................          7%         6%        5%        1%(C)             2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                             -----------------------------------------------
                                                                                         PERIOD
                                                 YEAR         YEAR         YEAR         JUNE 4,
                                                ENDED        ENDED        ENDED        2008(a) TO
                                               OCT. 31,     OCT. 31,     OCT. 31,       OCT. 31,
                                                 2011         2010         2009           2008
                                             --------     --------     --------     ----------
Net Asset Value, Beginning of Period........ $   8.28     $   6.75     $   6.04      $ 10.00
                                             --------     --------     --------      -------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........     0.41         0.40         0.19           --
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     0.06         1.60         0.62        (3.96)
                                             --------     --------     --------      -------
       Total From Investment Operations.....     0.47         2.00         0.81        (3.96)
                                             --------     --------     --------      -------
Less Distributions
   Net Investment Income....................    (0.54)       (0.47)       (0.10)          --
   Net Realized Gains.......................       --           --           --           --
                                             --------     --------     --------      -------
       Total Distributions..................    (0.54)       (0.47)       (0.10)          --
                                             --------     --------     --------      -------
Net Asset Value, End of Period.............. $   8.21     $   8.28     $   6.75      $  6.04
                                             ========     ========     ========      =======
Total Return................................     6.17%       31.38%       13.81%      (39.60)%(C)
                                             --------     --------     --------      -------
Net Assets, End of Period (thousands)....... $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net Assets.....     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to
  Average Net Assets........................     5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate.....................      N/A          N/A          N/A          N/A

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period........ $    16.16   $    14.92  $    10.82  $    22.05      $    21.71  $    17.57
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.34         0.24        0.26        0.52            0.46        0.36
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.98)        1.22        4.14       (9.60)           1.66        4.95
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (0.64)        1.46        4.40       (9.08)           2.12        5.31
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.38)       (0.22)      (0.24)      (0.58)          (0.53)      (0.38)
   Net Realized Gains.......................      (0.29)          --       (0.06)      (1.57)          (1.25)      (0.79)
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.67)       (0.22)      (0.30)      (2.15)          (1.78)      (1.17)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    14.85   $    16.16  $    14.92  $    10.82      $    22.05  $    21.71
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067
Ratio of Expenses to Average Net Assets.....       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Net Investment Income to
  Average Net Assets........................       2.05%        1.57%       2.19%       3.22%(B)        2.03%       1.85%
Portfolio Turnover Rate.....................         16%          18%         22%         16%(C)          18%         14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                             ---------------------------------------
                                                                                PERIOD
                                                YEAR      YEAR      YEAR      AUGUST 14,
                                               ENDED     ENDED     ENDED      2008(a) TO
                                              OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                2011      2010      2009         2008
                                             --------   --------  --------  ----------
Net Asset Value, Beginning of Period........ $  10.28   $   9.22  $   6.74   $ 10.00
                                             --------   --------  --------   -------
Income From Investment Operations
   Net Investment Income (Loss) (A).........     0.29       0.18      0.17      0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............    (0.87)      1.05      2.46     (3.32)
                                             --------   --------  --------   -------
       Total From Investment Operations.....    (0.58)      1.23      2.63     (3.26)
                                             --------   --------  --------   -------
Less Distributions
   Net Investment Income....................    (0.29)     (0.17)    (0.15)       --
   Net Realized Gains.......................    (0.07)        --        --        --
                                             --------   --------  --------   -------
       Total Distributions..................    (0.36)     (0.17)    (0.15)       --
                                             --------   --------  --------   -------
Net Asset Value, End of Period.............. $   9.34   $  10.28  $   9.22   $  6.74
                                             ========   ========  ========   =======
Total Return................................    (5.99)%    13.62%    39.52%   (32.60)%(C)
                                             --------   --------  --------   -------
Net Assets, End of Period (thousands)....... $410,580   $363,123  $262,544   $66,774
Ratio of Expenses to Average Net Assets.....     0.54%      0.54%     0.60%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................     0.54%      0.53%     0.59%     1.15%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets........................     2.73%      1.91%     2.31%     3.01%(B)(E)
Portfolio Turnover Rate.....................       10%         5%        8%        0%(C)

                                                WORLD EX U.S. VALUE PORTFOLIO
                                              ---------------------------------
                                                 YEAR          PERIOD
                                                ENDED     AUG. 23, 2010(a)
                                               OCT. 31,          TO
                                                 2011      OCT. 31, 2010
 Net Asset Value, Beginning of Period........ $ 11.35         $ 10.00
                                              -------         -------
 Income From Investment Operations
    Net Investment Income (Loss) (A).........    0.30            0.02
    Net Gains (Losses) on Securities
      (Realized and Unrealized)..............   (1.35)           1.33
                                              -------         -------
        Total From Investment Operations.....   (1.05)           1.35
                                              -------         -------
 Less Distributions
    Net Investment Income....................   (0.26)             --
    Net Realized Gains.......................   (0.08)             --
                                              -------         -------
        Total Distributions..................   (0.34)             --
                                              -------         -------
 Net Asset Value, End of Period.............. $  9.96         $ 11.35
                                              =======         =======
 Total Return................................   (9.59)%         13.50%(C)
                                              -------         -------
 Net Assets, End of Period (thousands)....... $47,165         $29,616
 Ratio of Expenses to Average Net Assets.....    0.60%D)         0.90%(B)(D)(E)
 Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of
   Previously Waived Fees and Fees Paid
   Indirectly)...............................    0.91%(D)        1.37%(B)(D)(E)
 Ratio of Net Investment Income to
   Average Net Assets........................    2.64%           0.76%(B)(E)
 Portfolio Turnover Rate.....................     N/A             N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period ....... $    30.90   $    25.23  $    17.05  $    35.23      $    25.40  $    19.89
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.61         0.48        0.42        0.70            0.64        0.48
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (2.53)        6.07        8.42      (16.85)           9.88        5.61
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (1.92)        6.55        8.84      (16.15)          10.52        6.09
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)      (0.58)
   Net Realized Gains.......................      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)         --
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)      (0.58)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    26.68   $    30.90  $    25.23  $    17.05      $    35.23  $    25.40
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990
Ratio of Expenses to Average Net
  Assets(D).................................       0.61%        0.60%       0.62%       0.60%(B)        0.60%       0.61%
Ratio of Net Investment Income to
  Average Net Assets........................       2.07%        1.76%       2.15%       2.59%(B)        2.12%       2.13%

                                                               EMERGING MARKETS SMALL CAP PORTFOLIO
                                             -----------------------------------------------------------------------
                                                                                     PERIOD
                                                 YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                                ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                                 2011        2010        2009         2008         2007       2006
                                             ----------   ----------  ----------  --------      ----------  --------
Net Asset Value, Beginning of Period ....... $    24.26   $    17.45  $     9.33  $  23.74      $    17.96  $  13.37
                                             ----------   ----------  ----------  --------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.42         0.34        0.26      0.44            0.31      0.30
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (3.67)        6.79        8.14    (12.95)           6.86      4.86
                                             ----------   ----------  ----------  --------      ----------  --------
       Total From Investment Operations.....      (3.25)        7.13        8.40    (12.51)           7.17      5.16
                                             ----------   ----------  ----------  --------      ----------  --------
Less Distributions
   Net Investment Income....................      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)    (0.26)
   Net Realized Gains.......................      (0.76)          --          --     (1.49)          (1.13)    (0.31)
                                             ----------   ----------  ----------  --------      ----------  --------
       Total Distributions..................      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)    (0.57)
                                             ----------   ----------  ----------  --------      ----------  --------
Net Asset Value, End of Period.............. $    19.85   $    24.26  $    17.45  $   9.33      $    23.74  $  17.96
                                             ==========   ==========  ==========  ========      ==========  ========
Total Return................................     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%    39.95%
                                             ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands)....... $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152  $838,948
Ratio of Expenses to Average Net
  Assets(D).................................       0.79%        0.78%       0.80%     0.77%(B)        0.78%     0.81%
Ratio of Net Investment Income to
  Average Net Assets........................       1.86%        1.70%       2.05%     2.61%(B)        1.48%     1.92%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES +
                                             -------------------------------------------------
                                               YEAR       YEAR      YEAR         PERIOD
                                              ENDED      ENDED     ENDED    JAN. 29, 2008(a)
                                             OCT. 31,   OCT. 31,  OCT. 31,         TO
                                               2011       2010      2009     OCT. 31, 2008
                                             --------   --------  --------  ----------------
Net Asset Value, Beginning of Period........ $ 36.35    $ 46.84   $ 85.43       $187.35
                                             -------    -------   -------       -------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........    0.20       0.56      0.56          3.93
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............   (5.45)      9.18     21.36        (92.36)
                                             -------    -------   -------       -------
       Total from Investment Operations.....   (5.25)      9.74     21.92        (88.43)
                                             -------    -------   -------       -------
Less Distributions
   Net Investment Income....................   (0.45)     (7.12)    (6.00)       (13.49)
   Net Realized Gains.......................   (1.63)    (13.11)   (54.52)           --
                                             -------    -------   -------       -------
       Total Distributions..................   (2.08)    (20.23)   (60.52)       (13.49)
                                             -------    -------   -------       -------
Net Asset Value, End of Period.............. $ 29.02    $ 36.35   $ 46.83       $ 85.43
                                             =======    =======   =======       =======
Total Return................................  (15.24)%    29.71%    78.29%       (50.51)%(C)
                                             -------    -------   -------       -------
Net Assets, End of Period (thousands)....... $78,157    $39,668   $ 5,082       $ 1,799
Ratio of Expenses to Average Net Assets
  (D).......................................    0.86%      0.86%     0.90%         0.92%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets........................    1.56%      1.39%     1.39%         3.35%(B)(E)

                                                       EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                             ------------------------------------------------------------------------------
                                                 YEAR          YEAR        YEAR         PERIOD          YEAR        YEAR
                                                ENDED         ENDED       ENDED      DEC. 1, 2007      ENDED       ENDED
                                               OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                                 2011          2010        2009      OCT. 31, 2008      2007        2006
                                             -----------   -----------  ----------  -------------    ----------  ----------
Net Asset Value, Beginning of Period........ $     36.27   $     28.90  $    19.36   $    45.85      $    31.26  $    22.86
                                             -----------   -----------  ----------   ----------      ----------  ----------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........        0.64          0.45        0.38         0.98            0.78        0.60
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       (5.72)         8.01       12.41       (25.48)          14.82        8.65
                                             -----------   -----------  ----------   ----------      ----------  ----------
       Total from Investment Operations.....       (5.08)         8.46       12.79       (24.50)          15.60        9.25
                                             -----------   -----------  ----------   ----------      ----------  ----------
Less Distributions
   Net Investment Income....................       (0.54)        (0.39)      (0.34)       (1.00)          (0.63)      (0.60)
   Net Realized Gains.......................       (1.63)        (0.70)      (2.91)       (0.99)          (0.38)      (0.25)
                                             -----------   -----------  ----------   ----------      ----------  ----------
       Total Distributions..................       (2.17)        (1.09)      (3.25)       (1.99)          (1.01)      (0.85)
                                             -----------   -----------  ----------   ----------      ----------  ----------
Net Asset Value, End of Period.............. $     29.02   $     36.27  $    28.90   $    19.36      $    45.85  $    31.26
                                             ===========   ===========  ==========   ==========      ==========  ==========
Total Return................................      (14.84)%       30.04%      78.59%      (55.65)%(C)      50.98%      41.55%
                                             -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $13,730,213   $11,542,870  $7,401,266   $3,735,580      $7,485,802  $4,283,696
Ratio of Expenses to Average Net Assets
  (D).......................................        0.61%         0.60%       0.62%        0.60%(B)        0.60%       0.63%
Ratio of Net Investment Income to
  Average Net Assets........................        1.88%         1.40%       1.76%        2.82%(B)        2.00%       2.22%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                    -------------------------------------------------------------------------
                                                                                             PERIOD
                                                        YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                                       ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                        2011        2010        2009          2008          2007       2006
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period............... $    21.31   $    16.49  $     9.88  $    21.20      $    15.13  $  11.54
                                                    ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.43         0.30        0.25        0.43            0.35      0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (2.65)        4.81        6.56      (11.27)           6.10      3.54
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment Operations............      (2.22)        5.11        6.81      (10.84)           6.45      3.81
                                                    ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income...........................      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)    (0.22)
   Net Realized Gains..............................         --           --          --       (0.08)          (0.06)       --
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions.........................      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)    (0.22)
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period..................... $    18.73   $    21.31  $    16.49  $     9.88      $    21.20  $  15.13
                                                    ==========   ==========  ==========  ==========      ==========  ========
Total Return.......................................     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%    33.39%
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period (thousands).............. $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466  $822,136
Ratio of Expenses to Average Net Assets............       0.67%        0.65%       0.67%       0.65%(B)        0.65%     0.74%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees and Fees Paid
  Indirectly)......................................       0.68%        0.65%       0.67%       0.65%(B)        0.65%     0.72%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.04%        1.63%       2.03%       2.62%(B)        1.87%     2.02%
Portfolio Turnover Rate............................          1%           4%          6%          3%(C)           2%        6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twenty-six (the "Portfolios") are included in this section of the report and the remaining thirty-four are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FEEDER FUNDS                                 MASTER FUNDS                                        AT 10/31/11
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                          79%
Japanese Small Company Portfolio             The Japanese Small Company Series                        11%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                    15%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   3%
Continental Small Company Portfolio          The Continental Small Company Series                      6%
Emerging Markets Portfolio                   The Emerging Markets Series                              95%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                    98%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                  98%

FUND OF FUNDS
-------------
International Small Company Portfolio        The Japanese Small Company Series                        89%
                                             The Asia Pacific Small Company Series                    85%
                                             The United Kingdom Small Company Series                  97%
                                             The Continental Small Company Series                     94%
                                             The Canadian Small Company Series                       100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                     17%
                                             DFA International Real Estate Securities Portfolio       33%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity

Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of bid prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the year ended October 31, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio*....... 0.05%
              U.S. Targeted Value Portfolio*............... 0.10%
              U.S. Small Cap Value Portfolio*.............. 0.20%
              U.S. Core Equity 1 Portfolio................. 0.17%
              U.S. Core Equity 2 Portfolio................. 0.20%
              U.S. Vector Equity Portfolio................. 0.30%
              U.S. Small Cap Portfolio*.................... 0.03%
              U.S. Micro Cap Portfolio*.................... 0.10%
              DFA Real Estate Securities Portfolio......... 0.30%
              Large Cap International Portfolio............ 0.25%

              International Core Equity Portfolio.......... 0.35%
              DFA International Real Estate Securities
                Portfolio.................................. 0.35%
              DFA Global Real Estate Securities Portfolio.. 0.35% DFA International Small Cap Value Portfolio.. 0.65%
              International Vector Equity Portfolio........ 0.45%
              World ex U.S. Value Portfolio................ 0.47%
              Emerging Markets Core Equity Portfolio....... 0.55%

   For the year ended October 31, 2011, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio*....... 0.15%
              U.S. Large Cap Value Portfolio............... 0.15%
              U.S. Targeted Value Portfolio*............... 0.25%
              U.S. Small Cap Value Portfolio*.............. 0.30%
              U.S. Small Cap Portfolio*.................... 0.32%
              U.S. Micro Cap Portfolio*.................... 0.40%
              International Small Company Portfolio........ 0.40%
              Japanese Small Company Portfolio............. 0.40%
              Asia Pacific Small Company Portfolio......... 0.40%
              United Kingdom Small Company Portfolio....... 0.40%
              Continental Small Company Portfolio.......... 0.40%
              Emerging Markets Portfolio................... 0.40%
              Emerging Markets Small Cap Portfolio......... 0.45%
              Emerging Markets Value Portfolio............. 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    PREVIOUSLY
                                                                    RECOVERY       WAIVED FEES/
                                                                 OF PREVIOUSLY   EXPENSES ASSUMED
                                                        EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                              LIMITS  EXPENSES ASSUMED     RECOVERY
--------------------------                              ------- ---------------- -----------------
U.S. Targeted Value Portfolio (1)......................  0.50%         --                 --
U.S. Core Equity 1 Portfolio (2).......................  0.23%         --                 --
U.S. Core Equity 2 Portfolio (2).......................  0.26%         --                 --
U.S. Vector Equity Portfolio (2).......................  0.36%         --                 --
International Core Equity Portfolio (2)................  0.49%         --                 --
International Small Company Portfolio (3)..............  0.45%         --                 --
Japanese Small Company Portfolio (3)...................  0.47%         --                 --
Asia Pacific Small Company Portfolio (3)...............  0.47%         --                 --
United Kingdom Small Company Portfolio (3).............  0.47%         --             $   42
Continental Small Company Portfolio (3)................  0.47%         --                 --
DFA International Real Estate Securities Portfolio (2).  0.65%         --                 --
DFA Global Real Estate Securities Portfolio (4)........  0.55%         --              4,924
International Vector Equity Portfolio (2)..............  0.60%         --                 --
World ex U.S. Value Portfolio (8)......................  0.60%         --                159
Emerging Markets Core Equity Portfolio (2).............  0.85%         --                 --

CLASS R1 SHARES
U.S. Targeted Value Portfolio (5)......................  0.62%         --                 --

CLASS R2 SHARES
U.S. Targeted Value Portfolio (6)......................  0.77%         --                 --
Emerging Markets Value Portfolio (7)...................  0.96%         --                 --

(1)The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(3)The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.
(5)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(6)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(7)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets, as listed above.
(8)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset the ("Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                           FEES PAID
                                                           INDIRECTLY
                                                           ----------
           Large Cap International Portfolio..............    $ 2
           International Core Equity Portfolio............      5
           DFA International Real Estate Securities
             Portfolio....................................      1
           DFA International Small Cap Value Portfolio....     10
           International Vector Equity Portfolio..........     --
           Emerging Markets Core Equity Portfolio.........      9

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio............. $  5
            U.S. Large Cap Value Portfolio....................  177
            U.S. Targeted Value Portfolio.....................   43
            U.S. Small Cap Value Portfolio....................  175
            U.S. Core Equity 1 Portfolio......................   57
            U.S. Core Equity 2 Portfolio......................  106
            U.S. Vector Equity Portfolio......................   34
            U.S. Small Cap Portfolio..........................   75
            U.S. Micro Cap Portfolio..........................   89
            DFA Real Estate Securities Portfolio..............   56
            Large Cap International Portfolio.................   40
            International Core Equity Portfolio...............  100
            International Small Company Portfolio.............  120
            Japanese Small Company Portfolio..................    4
            Asia Pacific Small Company Portfolio..............    3
            United Kingdom Small Company Portfolio............    1
            Continental Small Company Portfolio...............    3
            DFA International Real Estate Securities Portfolio   18
            DFA Global Real Estate Securities Portfolio.......    9

               DFA International Small Cap Value Portfolio. $192
               International Vector Equity Portfolio.......    7
               World ex U.S. Value Portfolio...............   --
               Emerging Markets Portfolio..................   56
               Emerging Markets Small Cap Portfolio........   29
               Emerging Markets Value Portfolio............  191
               Emerging Markets Core Equity Portfolio......   67

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. GOVERNMENT    OTHER INVESTMENT
                                           SECURITIES          SECURITIES
                                        ----------------- ---------------------
                                        PURCHASES  SALES  PURCHASES    SALES
                                        --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio..  $74,684  $90,741 $  143,799 $  123,188
U.S. Targeted Value Portfolio..........       --       --    796,675    602,756
U.S. Small Cap Value Portfolio.........       --       --  1,020,457  1,408,030
U.S. Core Equity 1 Portfolio...........       --       --    833,527    158,473
U.S. Core Equity 2 Portfolio...........       --       --  1,048,284    482,452
U.S. Vector Equity Portfolio...........       --       --    409,464    186,551
U.S. Small Cap Portfolio...............       --       --  1,020,273    921,078
U.S. Micro Cap Portfolio...............       --       --    490,594    681,852
DFA Real Estate Securities Portfolio...       --       --    274,872     84,248
Large Cap International Portfolio......       --       --    275,848     50,963
International Core Equity Portfolio....       --       --  1,173,778    175,343
DFA International Real Estate
  Securities Portfolio.................       --       --    232,301     75,020
DFA International Small Cap Value
  Portfolio............................       --       --  1,523,493  1,337,433
International Vector Equity Portfolio..       --       --    129,781     42,491
Emerging Markets Core Equity Portfolio.       --       --  1,950,271     60,533

   For the year ended October 31, 2011, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                       ---------------------------------------------------------------------
                                                                                               DISTRIBUTIONS
                                       BALANCE AT BALANCE AT                                    OF REALIZED
AFFILIATED INVESTMENT COMPANIES        10/31/2010 10/31/2011 PURCHASES  SALES  DIVIDEND INCOME     GAINS
-------------------------------        ---------- ---------- --------- ------- --------------- -------------
DFA Real Estate Securities Portfolio..  $386,385   $520,990  $149,965  $51,387     $32,576          $--
DFA International Real Estate
  Securities Portfolio................   307,758    346,939   121,578   42,976       5,716           --

                                                           WORLD EX U.S. VALUE PORTFOLIO
                                       ---------------------------------------------------------------------
                                                                                               DISTRIBUTIONS
                                       BALANCE AT BALANCE AT                                    OF REALIZED
AFFILIATED INVESTMENT COMPANY          10/31/2010 10/31/2011 PURCHASES  SALES  DIVIDEND INCOME     GAINS
-----------------------------          ---------- ---------- --------- ------- --------------- -------------
DFA International Small Cap Value
  Portfolio...........................  $  2,692   $  3,724  $  2,463  $   889     $    80          $48

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, gains on securities distributed in-kind to redeeming shareholders, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............    $     (1)       $    515      $    (514)
U.S. Large Cap Value Portfolio.....................          --              (2)             2
U.S. Targeted Value Portfolio......................       2,688          (1,339)        (1,349)
U.S. Small Cap Value Portfolio.....................      17,012          (5,083)       (11,929)
U.S. Core Equity 1 Portfolio.......................          --              (3)             3
U.S. Core Equity 2 Portfolio.......................       5,929          (5,931)             2
U.S. Vector Equity Portfolio.......................          --              (1)             1
U.S. Small Cap Portfolio...........................     133,007          (3,445)      (129,562)
U.S. Micro Cap Portfolio...........................         (16)             18             (2)
DFA Real Estate Securities Portfolio...............       8,423          (9,365)           942
Large Cap International Portfolio..................          --             456           (456)
International Core Equity Portfolio................       4,661          (2,525)        (2,136)
International Small Company Portfolio..............      14,910           7,312        (22,222)
Japanese Small Company Portfolio...................     (19,912)             22         19,890
Asia Pacific Small Company Portfolio...............          --           2,514         (2,514)
United Kingdom Small Company Portfolio.............          --               1             (1)
Continental Small Company Portfolio................          --             (34)            34
DFA International Real Estate Securities Portfolio.       3,681          (1,734)        (1,947)
DFA Global Real Estate Securities Portfolio........         359            (359)            --
DFA International Small Cap Value Portfolio........      13,407          (2,270)       (11,137)
International Vector Equity Portfolio..............         690             (98)          (592)
World ex U.S. Value Portfolio......................          --              (3)             3
Emerging Markets Portfolio.........................       8,187          (3,858)        (4,329)
Emerging Markets Small Cap Portfolio...............       5,540          (3,994)        (1,546)
Emerging Markets Value Portfolio...................      17,436         (13,822)        (3,614)
Emerging Markets Core Equity Portfolio.............       3,697          (7,747)         4,050

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
Enhanced U.S. Large Company Portfolio
2010.....................................    $  1,589            --    $  1,589
2011.....................................         270            --         270

U.S. Large Cap Value Portfolio
2010.....................................     116,599            --     116,599
2011.....................................     117,051            --     117,051

U.S. Targeted Value Portfolio
2010.....................................      12,576       $     7      12,583
2011.....................................      19,648         6,119      25,767

U.S. Small Cap Value Portfolio
2010.....................................      25,747            --      25,747
2011.....................................      47,016        11,920      58,936

U.S. Core Equity 1 Portfolio
2010.....................................      31,326            --      31,326
2011.....................................      49,822            --      49,822

U.S. Core Equity 2 Portfolio
2010.....................................      53,941            --      53,941
2011.....................................      84,798            --      84,798

U.S. Vector Equity Portfolio
2010.....................................      14,799            --      14,799
2011.....................................      19,719            --      19,719

U.S. Small Cap Portfolio
2010.....................................      21,528            --      21,528
2011.....................................      36,302         2,974      39,276

U.S. Micro Cap Portfolio
2010.....................................      17,526            --      17,526
2011.....................................      23,667            --      23,667

DFA Real Estate Securities Portfolio
2010.....................................      70,908            --      70,908
2011.....................................      40,246            --      40,246

Large Cap International Portfolio
2010.....................................      40,390            --      40,390
2011.....................................      54,107            --      54,107

International Core Equity Portfolio
2010.....................................      83,173            --      83,173
2011.....................................     165,946            --     165,946

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
 International Small Company Portfolio
 2010....................................    $ 84,604            --    $ 84,604
 2011....................................     188,546      $  5,851     194,397

 Japanese Small Company Portfolio
 2010....................................       1,845            --       1,845
 2011....................................       2,305            --       2,305

 Asia Pacific Small Company Portfolio
 2010....................................       3,162            --       3,162
 2011....................................       6,964            --       6,964

 United Kingdom Small Company Portfolio
 2010....................................         694            --         694
 2011....................................       1,071            --       1,071

 Continental Small Company Portfolio
 2010....................................       1,863            --       1,863
 2011....................................       3,562            --       3,562

 DFA International Real Estate
   Securities Portfolio
 2010....................................      79,025            --      79,025
 2011....................................     107,338            --     107,338

 DFA Global Real Estate Securities
   Portfolio
 2010....................................      30,971            --      30,971
 2011....................................      41,782            --      41,782

 DFA International Small Cap Value
   Portfolio
 2010....................................     108,095         6,990     115,085
 2011....................................     190,869       143,816     334,685

 International Vector Equity Portfolio
 2010....................................       5,534            54       5,588
 2011....................................      12,224         2,659      14,883

 World ex U.S. Value Portfolio
 2010....................................          --            --          --
 2011....................................       1,025           195       1,220

 Emerging Markets Portfolio
 2010....................................      40,081        42,220      82,301
 2011....................................      45,589       141,595     187,184

 Emerging Markets Small Cap Portfolio
 2010....................................      22,951         1,637      24,588
 2011....................................      36,754        61,095      97,849

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                        -------------- ------------- --------
Emerging Markets Value Portfolio
2010...................................    $190,697      $142,234    $332,931
2011...................................     302,552       486,583     789,135

Emerging Markets Core Equity Portfolio
2010...................................      48,768            --      48,768
2011...................................      89,989            --      89,989

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                           NET INVESTMENT
                                               INCOME
                                           AND SHORT-TERM   LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
U.S. Targeted Value Portfolio.............    $ 1,341        $ 1,350    $ 2,691
U.S. Small Cap Value Portfolio............      5,092         11,920     17,012
U.S. Core Equity 2 Portfolio..............      5,929             --      5,929
U.S. Small Cap Portfolio..................      3,506          2,974      6,480
International Core Equity Portfolio.......      4,661             --      4,661
International Small Company Portfolio.....      9,060          5,851     14,911
DFA Global Real Estate Securities
  Portfolio...............................        359             --        359
DFA International Small Cap Value
  Portfolio...............................      8,128          5,279     13,407
International Vector Equity Portfolio.....        450            240        690
Emerging Markets Portfolio................      2,733          5,454      8,187
Emerging Markets Small Cap Portfolio......      2,804          2,736      5,540
Emerging Markets Value Portfolio..........     10,139          7,297     17,436
Emerging Markets Core Equity Portfolio....      3,697             --      3,697

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                               TOTAL NET
                                       NET INVESTMENT                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                         SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                       -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio.    $ 1,607             --    $   (71,081)  $   (69,474)
U.S. Large Cap Value Portfolio........     20,925             --     (1,650,834)   (1,629,909)
U.S. Targeted Value Portfolio.........      3,325        $19,803             --        23,128
U.S. Small Cap Value Portfolio........      6,678         89,307             --        95,985
U.S. Core Equity 1 Portfolio..........      8,624             --        (49,208)      (40,584)
U.S. Core Equity 2 Portfolio..........      8,232             --        (15,761)       (7,529)
U.S. Vector Equity Portfolio..........      3,841             --        (36,502)      (32,661)
U.S. Small Cap Portfolio..............      2,512             --             --         2,512
U.S. Micro Cap Portfolio..............      4,373             --        (34,914)      (30,541)
DFA Real Estate Securities Portfolio..     14,586             --       (212,742)     (198,156)
Large Cap International Portfolio.....      8,108             --       (181,257)     (173,149)

                                                    UNDISTRIBUTED                               TOTAL NET
                                                    NET INVESTMENT                            DISTRIBUTABLE
                                                      INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                      SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                    -------------- ------------- ------------ -------------
International Core Equity Portfolio................    $26,139             --     $ (53,177)    $ (27,038)
International Small Company Portfolio..............     50,896       $108,303            --       159,199
Japanese Small Company Portfolio...................      1,390             --       (72,071)      (70,681)
Asia Pacific Small Company Portfolio...............      4,771             --       (26,779)      (22,008)
United Kingdom Small Company Portfolio.............        376             --        (1,867)       (1,491)
Continental Small Company Portfolio................        261             --       (26,020)      (25,759)
DFA International Real Estate Securities Portfolio.     42,778             --      (156,223)     (113,445)
DFA Global Real Estate Securities Portfolio........      1,187             --        (1,091)           96
DFA International Small Cap Value Portfolio........     61,105        126,205            --       187,310
International Vector Equity Portfolio..............      2,376          6,466            --         8,842
World ex U.S. Value Portfolio......................        211             --        (5,989)       (5,778)
Emerging Markets Portfolio.........................      6,198         90,266            --        96,464
Emerging Markets Small Cap Portfolio...............      7,896         37,075            --        44,971
Emerging Markets Value Portfolio...................     52,913        189,045            --       241,958
Emerging Markets Core Equity Portfolio.............     18,379             --       (33,524)      (15,145)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2012   2013   2014   2015   2016      2017     2018    2019     TOTAL
                                   ------ ------ ------ ------ ------- ---------- ------- ------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     --     -- $71,081         --      --      -- $   71,081
U.S. Large Cap Value Portfolio....     --     --     --     --      -- $1,650,834      --      --  1,650,834
U.S. Core Equity 1 Portfolio......     --     --     --     --      --     49,208      --      --     49,208
U.S. Core Equity 2 Portfolio......     --     --     --     --      --     15,761      --      --     15,761
U.S. Vector Equity Portfolio......     --     --     --     --      --     36,502      --      --     36,502
U.S. Micro Cap Portfolio..........     --     --     --     --      --     34,914      --      --     34,914
DFA Real Estate Securities
  Portfolio.......................     --     --     --     --  82,044     62,969 $44,388 $23,341    212,742
Large Cap International Portfolio.     --     --     --     --  19,004    135,393  14,311  12,549    181,257
International Core Equity
  Portfolio.......................     --     --     --     --      --     53,176      --      --     53,176
Japanese Small Company
  Portfolio....................... $3,801 $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543     72,071
Asia Pacific Small Company
  Portfolio.......................     --     --     --     --  18,518      8,261      --      --     26,779
United Kingdom Small Company
  Portfolio.......................     --     --     --     --      --      1,867      --      --      1,867
Continental Small Company
  Portfolio.......................     --     --     --     --  13,544      7,224   5,252      --     26,020
DFA International Real Estate
  Securities Portfolio............     --     --     --     46  13,446     34,576  38,689  69,466    156,223
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --     --      --         --   1,091      --      1,091
World ex U.S. Value Portfolio.....     --     --     --     --      --         --      --   5,989      5,989
Emerging Markets Core Equity
  Portfolio.......................     --     --     --     --   7,080     26,445      --      --     33,525

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Enhanced U.S. Large Company Portfolio. $ 12,074
                U.S. Large Cap Value Portfolio........  292,231
                U.S. Small Cap Value Portfolio........  111,515
                U.S. Core Equity 1 Portfolio..........   31,942
                U.S. Core Equity 2 Portfolio..........   69,082
                U.S. Vector Equity Portfolio..........   47,040

             U.S. Small Cap Portfolio.................... $202,569
             U.S. Micro Cap Portfolio....................  234,276
             International Core Equity Portfolio.........   26,375
             International Small Company Portfolio.......   75,782
             Asia Pacific Small Company Portfolio........    6,585
             United Kingdom Small Company Portfolio......    1,012
             Continental Small Company Portfolio.........    3,415
             DFA Global Real Estate Securities Portfolio.    1,664
             Emerging Markets Core Equity Portfolio......   20,133

   For the year ended October 31, 2011, Japanese Small Company Portfolio had capital loss carryforward expirations of $19,912 (in thousands).

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                             ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio....... $   172,868  $    1,695   $      (151)    $    1,544
U.S. Large Cap Value Portfolio..............   5,970,538   1,710,653      (339,701)     1,370,952
U.S. Targeted Value Portfolio...............   2,749,718     459,698      (208,835)       250,863
U.S. Small Cap Value Portfolio..............   7,373,740   1,540,016    (1,291,049)       248,967
U.S. Core Equity 1 Portfolio................   3,945,152     645,470      (352,182)       293,288
U.S. Core Equity 2 Portfolio................   6,601,298   1,065,896      (769,739)       296,157
U.S. Vector Equity Portfolio................   2,137,916     336,665      (290,690)        45,975
U.S. Small Cap Portfolio....................   4,430,869     929,661      (534,037)       395,624
U.S. Micro Cap Portfolio....................   3,606,245   1,035,410      (703,848)       331,562
DFA Real Estate Securities Portfolio........   3,271,091     945,600      (282,378)       663,222
Large Cap International Portfolio...........   1,845,312     352,176      (281,771)        70,405
International Core Equity Portfolio.........   6,606,103     661,747    (1,142,115)      (480,368)
International Small Company Portfolio.......   5,916,085   1,047,515    (1,136,036)       (88,521)
Japanese Small Company Portfolio............     228,944      72,142      (137,901)       (65,759)
Asia Pacific Small Company Portfolio........     137,887      69,704       (68,285)         1,419
United Kingdom Small Company Portfolio......      32,713      62,603       (61,441)         1,162
Continental Small Company Portfolio.........     121,007      78,934       (82,446)        (3,512)
DFA International Real Estate Securities
 Portfolio..................................   1,355,986     (15,623)     (170,091)      (185,714)
DFA Global Real Estate Securities Portfolio.     728,335     140,678            --        140,678
DFA International Small Cap Value Portfolio.   8,888,974   1,160,025    (2,099,731)      (939,706)
International Vector Equity Portfolio.......     417,330      77,153       (43,853)        33,300
World ex U.S. Value Portfolio...............      45,578       1,450          (111)         1,339
Emerging Markets Portfolio..................   1,351,774   1,064,291      (102,191)       962,100
Emerging Markets Small Cap Portfolio........   1,554,300     454,185      (175,017)       279,168
Emerging Markets Value Portfolio............  13,611,504   2,312,639    (2,110,636)       202,003
Emerging Markets Core Equity Portfolio......   5,414,914   1,068,217      (552,379)       515,838

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

   Certain prior year balances have been reclassified to conform with current year presentation. Such reclassifications impacted the paid-in capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statements of assets and liabilities of International Small Company Portfolio and Emerging Markets Value Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               YEAR                  YEAR
                                                               ENDED                 ENDED
                                                           OCT. 31, 2011         OCT. 31, 2010
                                                       --------------------  --------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO

Class R1 Shares
   Shares Issued...................................... $     9,612      586  $     7,401      778
   Shares Issued in Lieu of Cash Distributions........         362       23          312       35
   Shares Redeemed....................................      (7,533)    (462)      (5,936)    (632)
   Shares Reduced by Reverse Stock Split..............          --       (2)          --   (1,314)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $     2,441      145  $     1,777   (1,133)
                                                       ===========  =======  ===========  =======
Class R2 Shares
   Shares Issued...................................... $     9,524      636  $     5,859      572
   Shares Issued in Lieu of Cash Distributions........          56        4           29        3
   Shares Redeemed....................................      (5,191)    (324)      (3,559)    (360)
   Shares Reduced by Reverse Stock Split..............          --       (7)          --     (159)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     4,389      309  $     2,329       56
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $   905,224   55,728  $   897,844   63,857
   Shares Issued in Lieu of Cash Distributions........      20,970    1,322       11,187      862
   Shares Redeemed....................................    (731,188) (45,320)    (512,167) (37,960)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   195,006   11,730  $   396,864   26,759
                                                       ===========  =======  ===========  =======
EMERGING MARKETS VALUE PORTFOLIO

Class R2 Shares
   Shares Issued...................................... $    95,176    3,360  $    34,637   18,214
   Shares Issued in Lieu of Cash Distributions........       2,336       68        6,798    3,947
   Shares Redeemed....................................     (50,507)  (1,599)      (6,985)  (3,724)
   Shares Reduced by Conversion of Shares.............          --  (19,608)          --       --
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    47,005  (17,779) $    34,450   18,437
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 6,396,694  187,544  $ 3,313,583  103,334
   Shares Issued in Lieu of Cash Distributions........     709,030   20,853      265,972    8,765
   Shares Redeemed....................................  (1,754,714) (53,557)  (1,555,298) (49,938)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 5,351,010  154,840  $ 2,024,257   62,161
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At October 31, 2011, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT CURRENCY                      CONTRACT      VALUE AT      EXCHANGE
DATE        AMOUNT  CURRENCY SOLD         AMOUNT   OCTOBER 31, 2011 GAIN (LOSS)
---------- -------- -------------        --------  ---------------- -----------
 11/22/11  (17,566) Canadian Dollars     $(17,392)     $(17,615)       $(223)
 11/22/11   (3,283) UK Pound Sterling      (5,197)       (5,277)         (80)
 11/22/11   (1,641) Euro                   (2,272)       (2,270)           2
                                         --------      --------        -----
                                         $(24,861)     $(25,162)       $(301)
                                         ========      ========        =====

* During the year ended October 31, 2011, the Portfolio's average cost basis contract amount of forward currency contracts was $(43,328) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2011, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                    EXPIRATION NUMBER OF  CONTRACT UNREALIZED
                                   DESCRIPTION         DATE    CONTRACTS*  VALUE   GAIN (LOSS)
                               -------------------- ---------- ---------- -------- -----------
Enhanced U.S. Large Company
  Portfolio................... S&P 500 Index(R)     12/16/2011    528     $164,908   $9,412
U.S. Small Cap Value Portfolio Russell 2000(R) Mini 12/16/2011    250       18,483      536

   Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2011, Enhanced U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $158,696 (in thousands). During the year ended October 31, 2011, U.S. Small Cap Value Portfolio had limited activity in futures contracts.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the year ended October 31, 2011.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2011:

                               LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           --------------------------------------------------
  DERIVATIVE TYPE             ASSET DERIVATIVES        LIABILITY DERIVATIVES
  ---------------          ------------------------   -----------------------
  Foreign exchange         Unrealized Gain on         Unrealized Loss on
    contracts              Forward Currency           Forward Currency
                           Contracts                  Contracts

  Equity contracts         Payables: Futures
                           Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                                   ------------------------
                                    TOTAL VALUE     FOREIGN
                                         AT         EXCHANGE       EQUITY
                                    OCT. 31, 2011  CONTRACTS      CONTRACTS
                                    -------------  ---------      ---------
Enhanced U.S. Large Company
  Portfolio........................    $9,414           $2        $9,412*
U.S. Small Cap Value Portfolio.....       536           --           536*

                                                   LIABILITY DERIVATIVES VALUE
                                                   ---------------------------
                                    TOTAL VALUE     FOREIGN
                                         AT         EXCHANGE       EQUITY
                                    OCT. 31, 2011  CONTRACTS      CONTRACTS
                                    -------------  ---------      ---------
Enhanced U.S. Large Company
Portfolio..........................    $(303)       $(303)             --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2011 (amounts in thousands):

                             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED
 DERIVATIVE TYPE                                 IN INCOME
 ---------------             -------------------------------------------------
 Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency
                             Transactions Change in Unrealized Appreciation
                             (Depreciation) of: Translation of Foreign
                             Currency Denominated Amounts

 Equity contracts            Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2011 (amounts in thousands):

                                                 REALIZED GAIN (LOSS)
                                                    ON DERIVATIVES
                                                 RECOGNIZED IN INCOME
                                                 --------------------
                                                         FOREIGN
                                                        EXCHANGE    EQUITY
                                              TOTAL     CONTRACTS  CONTRACTS
                                              -------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $12,138      $(653)    $12,791
      U.S. Targeted Value Portfolio*........   1,751         --       1,751
      U.S. Small Cap Value Portfolio........    (825)        --        (825)
      U.S. Small Cap Portfolio*.............     929         --         929

                                                 CHANGE IN UNREALIZED
                                             APPRECIATION (DEPRECIATION) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                             --------------------------------
                                                         FOREIGN
                                                        EXCHANGE    EQUITY
                                              TOTAL     CONTRACTS  CONTRACTS
                                              -------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $(1,123)     $(128)    $  (995)
      U.S. Small Cap Value Portfolio........     536         --         536

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Portfolio had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                             ------------- ------------ ------------ -------- ---------------
DFA Global Real Estate Securities Portfolio.     1.93%        $4,770         1          --        $4,770

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.84%       $ 7,444         31        $ 5        $28,441
U.S. Small Cap Value Portfolio.....................     0.87%         4,930         12          1         32,648
U.S. Core Equity 1 Portfolio.......................     0.83%         9,112          2         --         10,178
U.S. Core Equity 2 Portfolio.......................     0.91%         3,840          6          1          7,690
U.S. Vector Equity Portfolio.......................     0.90%         8,110          1         --          8,110
U.S. Small Cap Portfolio...........................     0.88%         4,034         12          1         11,611
U.S. Micro Cap Portfolio...........................     0.86%         5,967         17          2         15,925
DFA Real Estate Securities Portfolio...............     0.91%         3,458         12          1         14,265
Large Cap International Portfolio..................     0.87%         1,966         11          1          3,454
International Core Equity Portfolio................     0.84%         5,682          7          1          9,358
International Small Company Portfolio..............     0.87%         6,458         32          5         18,979
DFA International Real Estate Securities Portfolio.     0.93%        11,492         11          3         19,502
DFA Global Real Estate Securities Portfolio........     0.94%         5,275         19          3         32,769
DFA International Small Cap Value Portfolio........     0.90%         3,280         28          2         13,459
International Vector Equity Portfolio..............     0.85%         1,172         14         --          2,275
World ex U.S. Value Portfolio......................     0.85%            47          5         --            134
Emerging Markets Core Equity Portfolio.............     0.89%         4,819         16          2         10,646

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   At October 31, 2011, U.S. Core Equity 2 Portfolio and International Small Company Portfolio had loans outstanding in the amounts of $2,097 and $2,643 (in thousands), respectively.

J. SECURITIES LENDING:

   As of October 31, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $141,140 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2010, U.S. Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $56,505 (amount in thousands).

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

O. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 Enhanced U.S. Large Company Portfolio --
   Institutional Class Shares......................      2             67%
 U.S. Large Cap Value Portfolio -- Institutional
   Class Shares....................................      3             76%
 U.S. Targeted Value Portfolio -- Class R1 Shares..      1             94%
 U.S. Targeted Value Portfolio -- Class R2 Shares..      3             81%
 U.S. Targeted Value Portfolio -- Institutional
   Class Shares....................................      2             58%
 U.S. Small Cap Value Portfolio -- Institutional
   Class Shares....................................      2             52%
 U.S. Core Equity 1 Portfolio -- Institutional
   Class Shares....................................      3             66%
 U.S. Core Equity 2 Portfolio -- Institutional
   Class Shares....................................      3             64%
 U.S. Vector Equity Portfolio -- Institutional
   Class Shares....................................      4             87%
 U.S. Small Cap Portfolio -- Institutional Class
   Shares..........................................      3             53%
 U.S. Micro Cap Portfolio -- Institutional Class
   Shares..........................................      2             56%
 DFA Real Estate Securities Portfolio --
   Institutional Class Shares......................      3             73%
 Large Cap International Portfolio --
   Institutional Class Shares......................      2             71%
 International Core Equity Portfolio --
   Institutional Class Shares......................      2             60%
 International Small Company Portfolio --
   Institutional Class Shares......................      2             46%
 Japanese Small Company Portfolio -- Institutional
   Class Shares....................................      4             71%
 Asia Pacific Small Company Portfolio --
   Institutional Class Shares......................      3             79%
 United Kingdom Small Company Portfolio --
   Institutional Class Shares......................      2             86%
 Continental Small Company Portfolio --
   Institutional Class Shares......................      4             88%
 DFA International Real Estate Securities
   Portfolio -- Institutional Class Shares ........      3             82%
 DFA Global Real Estate Securities Portfolio --
   Institutional Class Shares......................      3             92%
 DFA International Small Cap Value Portfolio --
   Institutional Class Shares......................      2             48%
 International Vector Equity Portfolio --
   Institutional Class Shares......................      3             85%

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 World ex U.S. Value Portfolio -- Institutional
   Class Shares....................................      4             89%
 Emerging Markets Portfolio -- Institutional Class
   Shares..........................................      3             67%
 Emerging Markets Small Cap Portfolio --
   Institutional Class Shares......................      2             38%
 Emerging Markets Value Portfolio -- Class R2
   Shares..........................................      1             70%
 Emerging Markets Value Portfolio -- Institutional
   Class Shares....................................      2             29%
 Emerging Markets Core Equity Portfolio --
   Institutional Class Shares......................      2             57%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and World ex U.S. Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

DFA COMMODITY STRATEGY PORTFOLIO VS.
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                      DOW JONES-
               DFA        UBS
            COMMODITY  COMMODITY
            STRATEGY  INDEX TOTAL
            PORTFOLIO   RETURN
            --------- -----------
11/9/2010   10,000.00  10,000.00
11/30/2010   9,480.00   9,414.11
12/31/2010  10,464.22  10,420.39
1/31/2011   10,584.27  10,524.91
2/28/2011   10,804.36  10,663.61
3/31/2011   11,009.50  10,883.77
4/30/2011   11,439.87  11,260.68
5/31/2011   10,889.40  10,691.09
6/30/2011   10,337.47  10,151.81
7/31/2011   10,678.04  10,452.48
8/31/2011   10,788.23  10,556.86
9/30/2011    9,186.71   9,001.31
10/31/2011   9,798.49   9,597.04

                                            FROM
                            TOTAL RETURN  11/9/2010
                            ------------  ---------
                                            -2.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

   During the period from the Portfolio's inception on November 9, 2010, through fiscal year end, October 31, 2011, commodities initially experienced a period of strong growth erased by sharp drops at both the end of April and September. The commodities market suffered from a troubled Eurozone, a Japanese earthquake, and a series of poor U.S. economic reports. The energy sector, driven by a distressed natural gas market, ended the period slightly negative. The precious metals sector overcame shocks from increases in initial margin requirements on futures contracts to end the period with positive double-digit returns. Wheat dropped dramatically as the global supply levels recovered from a Russian drought and cotton fell from record highs as supplies grew on lowered demand from Chinese manufacturers. The livestock sector produced single digit positive returns.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in a universe of allowable commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments.The portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely-defined maturity ranges and credit quality characteristics then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range.

   From the Portfolio's inception on November 9, 2010, through October 31, 2011, the total return for the Portfolio was -2.02% and -4.03% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 19 commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period range from -31% (wheat) to +26% (unleaded gas). While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component had a duration of 1.67 years at October 31, 2011. Starting with the first full month the average allocation during the period of the Portfolio was approximately 71% in U.S. and foreign corporate securities, 16% in U.S. government and U.S. government agency securities, 10% in foreign government securities and 3% in supranational securities. The Portfolio's outperformance was primarily due to the structure of the swap contracts in combination with the duration of the fixed income assets. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES


                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/11  10/31/11    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  856.53    0.42%    $1.97
     Hypothetical 5% Annual Return. $1,000.00 $1,023.09    0.42%    $2.14
--------
* DFA Commodity Strategy Portfolio commenced operations on November 9, 2010. The Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   Corporate..........................  47.3%
                   Government.........................  10.9%
                   Foreign Corporate..................  22.3%
                   Foreign Government.................  16.5%
                   Supranational......................   3.0%
                                                       -----
                                                       100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (84.7%)
AUSTRALIA -- (2.2%)
BHP Billiton Finance USA, Ltd.
(u) 5.125%, 03/29/12.......................................    525  $   534,730
(u) 5.500%, 04/01/14.......................................    960    1,064,914
Telstra Corp., Ltd.
(u) 6.375%, 04/01/12.......................................  1,250    1,276,694
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12.......................................  2,000    2,029,342
                                                                    -----------
TOTAL AUSTRALIA............................................           4,905,680
                                                                    -----------
AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
(u) 1.375%, 01/21/14.......................................  2,000    2,028,118
                                                                    -----------
CANADA -- (9.7%)
Bank of Nova Scotia
(u) 2.375%, 12/17/13.......................................  2,000    2,064,346
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................  1,150    1,204,506
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    625      657,532
Encana Corp.
(u) 4.750%, 10/15/13.......................................  1,415    1,497,084
Export Development Canada
(u) 2.375%, 03/19/12.......................................  1,000    1,007,271
Manitoba, Province of Canada
(u) 2.125%, 04/22/13.......................................  1,500    1,534,872
Ontario, Province of Canada
(u) 1.875%, 11/19/12.......................................  1,000    1,013,667
(u) 4.375%, 02/15/13.......................................    600      628,225
(u) 1.375%, 01/27/14.......................................  1,300    1,314,282
(u) 4.100%, 06/16/14.......................................  1,500    1,624,920
Petro-Canada
(u) 4.000%, 07/15/13.......................................    200      208,420
Royal Bank of Canada
(u) 2.250%, 03/15/13.......................................  1,400    1,432,768
(u) 1.125%, 01/15/14.......................................  1,000    1,001,906
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13.......................................  1,800    1,993,558
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14.......................................  3,000    3,061,653
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................  1,525    1,605,447
                                                                    -----------
TOTAL CANADA...............................................          21,850,457
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FRANCE -- (3.4%)
Agence Francaise de
  Developpement
(u) 1.250%, 06/09/14.......................................  2,500  $ 2,500,000
BNP Paribas SA
(u) 2.125%, 12/21/12.......................................  1,500    1,483,610
France Telecom SA
(u) 4.375%, 07/08/14.......................................  1,500    1,616,276
Total Capital SA
(u) 5.000%, 05/22/12.......................................  1,500    1,535,252
Veolia Environnement SA
(u) 5.250%, 06/03/13.......................................    425      448,725
                                                                    -----------
TOTAL FRANCE...............................................           7,583,863
                                                                    -----------
GERMANY -- (3.0%)
Deutsche Bank AG
(u) 4.875%, 05/20/13.......................................  1,475    1,527,550
(u) 3.875%, 08/18/14.......................................    250      258,406
Kreditanstalt fuer Wiederaufbau
(u) 1.375%, 07/15/13.......................................  1,700    1,725,087
(u) 4.125%, 10/15/14.......................................  2,000    2,186,244
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12.......................................  1,000    1,012,706
                                                                    -----------
TOTAL GERMANY..............................................           6,709,993
                                                                    -----------
JAPAN -- (1.4%)
Japan Finance Corp.
(u) 2.125%, 11/05/12.......................................  3,000    3,051,018
                                                                    -----------
NETHERLANDS -- (1.9%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14.......................................  2,000    2,199,086
Deutsche Telekom International
  Finance BV
(u) 5.250%, 07/22/13.......................................    525      554,946
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    500      533,183
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12.......................................  1,000    1,039,594
                                                                    -----------
TOTAL NETHERLANDS..........................................           4,326,809
                                                                    -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 NORWAY -- (1.3%)
 Eksportfinans ASA
 (u) 1.875%, 04/02/13.......................................  2,800  $2,845,724
                                                                     ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.9%)
 Asian Development Bank
 (u) 1.625%, 07/15/13.......................................  1,200   1,223,286
 European Investment Bank
 (u) 2.625%, 11/15/11.......................................  1,000   1,000,668
 (u) 1.125%, 08/15/14.......................................  1,000   1,009,837
 Inter-American Development Bank
 (u) 1.750%, 10/22/12.......................................  1,300   1,317,001
 International Bank for Reconstruction & Development
 (u) 2.000%, 04/02/12.......................................  1,000   1,007,816
 Nordic Investment Bank
 (u) 1.625%, 01/28/13.......................................  1,000   1,012,819
                                                                     ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          6,571,427
                                                                     ----------
 SWEDEN -- (2.0%)
 Svensk Exportkredit AB
 (u) 3.250%, 09/16/14.......................................  4,200   4,460,845
                                                                     ----------
 SWITZERLAND -- (1.5%)
 Credit Suisse AG
 (u) 5.000%, 05/15/13.......................................  1,275   1,326,917
 (u) 5.500%, 05/01/14.......................................    250     266,608
 UBS AG
 (u) 2.250%, 08/12/13.......................................  1,685   1,680,546
                                                                     ----------
 TOTAL SWITZERLAND..........................................          3,274,071
                                                                     ----------
 UNITED KINGDOM -- (3.2%)
 Barclays Bank P.L.C.
 (u) 5.450%, 09/12/12.......................................  1,000   1,028,158
 BP Capital Markets P.L.C.
 (u) 5.250%, 11/07/13.......................................  1,700   1,838,455
 Diageo Capital P.L.C.
 (u) 5.200%, 01/30/13.......................................  1,175   1,238,855
 Network Rail Infrastructure Finance P.L.C.
 (u) 1.500%, 01/13/14.......................................  3,000   3,050,028
                                                                     ----------
 TOTAL UNITED KINGDOM.......................................          7,155,496
                                                                     ----------

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- ----------
                                                              (000)
 UNITED STATES -- (51.3%)
 3M Co.
     4.375%, 08/15/13....................................... $3,000  $3,207,516
 ACE INA Holdings, Inc.
     5.875%, 06/15/14.......................................  1,250   1,382,409
 Air Products & Chemicals, Inc.
     4.150%, 02/01/13.......................................    500     521,894
 American Express Credit Corp.
     5.875%, 05/02/13.......................................    850     903,913
 Anheuser-Busch InBev Worldwide, Inc.
     2.500%, 03/26/13.......................................    650     665,301
 Archer-Daniels-Midland Co.
     7.125%, 03/01/13.......................................    325     350,589
 Arrow Electronics, Inc.
     6.875%, 07/01/13.......................................    350     376,162
 AT&T, Inc.
     4.950%, 01/15/13.......................................    900     943,818
     6.700%, 11/15/13.......................................    755     838,776
 Avery Dennison Corp.
     4.875%, 01/15/13.......................................    200     207,599
 Baltimore Gas & Electric Co.
     6.125%, 07/01/13.......................................    500     537,684
 Bank of New York Mellon Corp. (The)
     4.500%, 04/01/13.......................................  1,000   1,052,505
     5.125%, 08/27/13.......................................  2,150   2,310,773
 Baxter International, Inc.
     1.800%, 03/15/13.......................................  1,490   1,512,004
 BB&T Corp.
     3.850%, 07/27/12.......................................  1,100   1,125,104
     3.375%, 09/25/13.......................................    750     778,993
 BlackRock, Inc.
     2.250%, 12/10/12.......................................  1,400   1,420,346
 Boeing Capital Corp.
     5.800%, 01/15/13.......................................    950   1,008,827
 Boeing Co. (The)
     1.875%, 11/20/12.......................................    550     558,109
 Bristol-Myers Squibb Co.
     5.250%, 08/15/13.......................................  1,175   1,266,633
 Burlington Northern Santa Fe LLC
     4.300%, 07/01/13.......................................  1,200   1,262,612
 Campbell Soup Co.
     5.000%, 12/03/12.......................................    350     365,776
     4.875%, 10/01/13.......................................    270     290,759
 Capital One Financial Corp.
     4.800%, 02/21/12.......................................    350     353,246
     6.250%, 11/15/13.......................................    150     161,634

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Caterpillar Financial Services Corp.
     2.000%, 04/05/13........................................ $  400 $  406,648
     6.200%, 09/30/13........................................  1,250  1,370,496
 CenterPoint Energy Resources Corp.
     7.875%, 04/01/13........................................    425    462,293
 Charles Schwab Corp. (The)
     4.950%, 06/01/14........................................  1,550  1,703,869
 Chubb Corp. (The)
     5.200%, 04/01/13........................................    525    552,530
 Cisco Systems, Inc.
     1.625%, 03/14/14........................................  1,850  1,884,921
 Citigroup, Inc.
     6.500%, 08/19/13........................................    625    662,091
     6.375%, 08/12/14........................................    250    269,886
 Coca-Cola Co. (The)
     0.750%, 11/15/13........................................  1,075  1,077,993
 Coca-Cola Refreshments USA, Inc.
     3.750%, 03/01/12........................................    450    454,344
 Comcast Cable Communications Holdings, Inc.
     8.375%, 03/15/13........................................    775    850,782
 Computer Sciences Corp.
     5.000%, 02/15/13........................................    850    883,646
 ConocoPhillips
     4.750%, 10/15/12........................................  1,450  1,504,628
 Consolidated Edison Co. of New York, Inc.
     4.875%, 02/01/13........................................    350    367,120
 COX Communications, Inc.
     7.125%, 10/01/12........................................    800    843,483
 CSX Corp.
     5.500%, 08/01/13........................................    425    454,823
 Daimler Finance North America LLC
     6.500%, 11/15/13........................................  1,300  1,425,227
 Dell, Inc.
     4.700%, 04/15/13........................................  1,140  1,202,908
     2.100%, 04/01/14........................................    500    512,875
 Dominion Resources, Inc.
     5.000%, 03/15/13........................................    425    447,345
 Dow Chemical Co. (The)
     6.000%, 10/01/12........................................    325    339,064
 Dr. Pepper Snapple Group, Inc.
     2.350%, 12/21/12........................................    600    609,095

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Duke Energy Ohio, Inc.
     5.700%, 09/15/12........................................ $  425 $  442,900
 E.I. Du Pont de Nemours & Co.
     4.750%, 11/15/12........................................    350    364,710
 eBay, Inc.
     0.875%, 10/15/13........................................  1,435  1,439,520
 Emerson Electric Co.
     5.625%, 11/15/13........................................  1,200  1,309,511
 Energy Transfer Partners LP
     6.000%, 07/01/13........................................    425    452,179
 Enterprise Products Operating LLC
     7.625%, 02/15/12........................................    650    660,684
     5.600%, 10/15/14........................................    666    734,202
 EOG Resources, Inc.
     6.125%, 10/01/13........................................  1,410  1,546,097
 Exelon Generation Co. LLC
     5.350%, 01/15/14........................................  1,100  1,176,014
 Express Scripts, Inc.
     5.250%, 06/15/12........................................    425    435,689
 Fifth Third Bancorp
     6.250%, 05/01/13........................................    875    928,256
 General Dynamics Corp.
     4.250%, 05/15/13........................................    920    970,274
 General Electric Capital Corp.
     2.800%, 01/08/13........................................  2,000  2,040,180
     2.100%, 01/07/14........................................    600    606,815
 General Electric Co.
     5.000%, 02/01/13........................................  1,000  1,048,667
 General Mills, Inc.
     6.000%, 02/15/12........................................    425    431,265
 Georgia Power Co.
     6.000%, 11/01/13........................................    825    906,047
 GlaxoSmithKline Capital, Inc.
     4.850%, 05/15/13........................................  1,300  1,384,985
 Goldman Sachs Group, Inc.(The)
     5.250%, 10/15/13........................................  1,500  1,563,090
 Hess Corp.
     7.000%, 02/15/14........................................    175    195,713
 Hewlett-Packard Co.
     1.250%, 09/13/13........................................  1,500  1,506,561
 HSBC Finance Corp.
     4.750%, 07/15/13........................................  1,775  1,850,528
 International Business Machines Corp.
     2.100%, 05/06/13........................................  1,270  1,299,296
 John Deere Capital Corp.
     1.875%, 06/17/13........................................  1,525  1,561,283

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT         VALUE+
                                                  ------       ----------
                                                  (000)
UNITED STATES -- (Continued)
KeyCorp
    6.500%, 05/14/13............................. $1,000       $1,069,500
Kimberly-Clark Corp.
    5.000%, 08/15/13.............................  1,000        1,069,921
Kinder Morgan Energy Partners LP
    7.125%, 03/15/12.............................    425          433,620
    5.850%, 09/15/12.............................  1,000        1,035,432
Kraft Foods, Inc.
    6.250%, 06/01/12.............................    555          572,522
Kroger Co. (The)
    5.500%, 02/01/13.............................    640          671,480
MetLife, Inc.
    5.375%, 12/15/12.............................  1,125        1,173,568
    2.375%, 02/06/14.............................    420          430,845
Microsoft Corp.
    0.875%, 09/27/13.............................  1,300        1,313,358
National Rural Utilities Cooperative Finance
  Corp.
    7.250%, 03/01/12.............................    283          289,187
Nestle Holdings, Inc.
    2.000%, 01/28/13.............................  2,000        2,036,752
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................    750          765,529
Northern Trust Corp.
    5.500%, 08/15/13.............................  1,343        1,456,731
Nucor Corp.
    4.875%, 10/01/12.............................    440          455,172
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................  1,000        1,018,608
Paccar Financial Corp.
    2.050%, 06/17/13.............................    300          305,679
Packaging Corp. of America
    5.750%, 08/01/13.............................    525          563,149
PepsiCo, Inc.
    0.875%, 10/25/13.............................  1,685        1,686,088
Philip Morris International, Inc.
    4.875%, 05/16/13.............................  1,425        1,509,816
    6.875%, 03/17/14.............................    100          113,821
Pitney Bowes, Inc.
    3.875%, 06/15/13.............................    450          465,961
PNC Funding Corp.
    5.400%, 06/10/14.............................  1,600        1,757,079
Praxair, Inc.
    6.375%, 04/01/12.............................    425          435,076
    2.125%, 06/14/13.............................  1,000        1,022,356

                                                   FACE
                                                  AMOUNT         VALUE+
                                                  ------       ----------
                                                  (000)
UNITED STATES -- (Continued)
Principal Financial Group, Inc.
    7.875%, 05/15/14............................. $1,158       $1,316,991
Prudential Financial, Inc.
    5.800%, 06/15/12.............................    350          358,483
    3.625%, 09/17/12.............................    300          306,658
    4.500%, 07/15/13.............................    100          104,994
Reynolds American, Inc.
    7.250%, 06/01/13.............................    900          977,982
Ryder System, Inc.
    5.000%, 06/15/12.............................    525          537,509
Safeway, Inc.
    5.800%, 08/15/12.............................    425          439,908
Sara Lee Corp.
    3.875%, 06/15/13.............................    650          673,371
Spectra Energy Capital LLC
    5.668%, 08/15/14.............................    380          415,840
St. Jude Medical, Inc.
    2.200%, 09/15/13.............................    425          433,308
State Street Corp.
    4.300%, 05/30/14.............................  1,400        1,512,792
SunTrust Banks, Inc.
    5.250%, 11/05/12.............................    525          541,233
Target Corp.
    4.000%, 06/15/13.............................  1,200        1,264,784
Texas Instruments, Inc.
    0.875%, 05/15/13.............................    700          702,075
Time Warner Cable, Inc.
    6.200%, 07/01/13.............................    425          459,528
Toyota Motor Credit Corp.
    1.375%, 08/12/13.............................  2,900        2,936,418
Travelers Property Casualty Corp.
    5.000%, 03/15/13.............................  1,400        1,469,295
Unilever Capital Corp.
    3.650%, 02/15/14.............................  1,275        1,357,433
Union Bank NA
    2.125%, 12/16/13.............................  1,400        1,419,292
United Technologies Corp.
    6.100%, 05/15/12.............................    250          257,091
UnitedHealth Group, Inc.
    5.000%, 08/15/14.............................  1,170        1,278,371
Valero Energy Corp.
    6.875%, 04/15/12.............................    875          897,776
Verizon Communications, Inc.
    4.350%, 02/15/13.............................    750          783,800
    5.250%, 04/15/13.............................    775          824,476
Wal-Mart Stores, Inc.
    1.625%, 04/15/14.............................  4,300        4,409,469

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT       VALUE+
                                                        ----------- ------------
                                                           (000)
UNITED STATES -- (Continued)
Walt Disney Co. (The)
    4.700%, 12/01/12................................... $       725 $    758,638
Waste Management, Inc.
    6.375%, 11/15/12...................................         425      448,783
                                                                    ------------
TOTAL UNITED STATES....................................              115,081,063
                                                                    ------------
TOTAL BONDS............................................              189,844,564
                                                                    ------------
AGENCY OBLIGATIONS -- (4.5%)
Federal Home Loan Bank
    0.875%, 12/27/13...................................       1,500    1,512,556
Federal Home Loan Mortgage Corporation
    1.375%, 02/25/14...................................       2,000    2,039,352
Federal National Mortgage Association
    2.750%, 03/13/14...................................       3,700    3,897,436
Tennessee Valley Authority
    6.000%, 03/15/13...................................       2,400    2,584,291
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...............................               10,033,635
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S. Treasury Note
^^@@  0.625%, 12/31/12.................................      13,200   13,267,030
                                                                    ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        -----------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
Citibank-US Dollars on Deposit in Custody Account......  11,001,450   11,001,450
                                                                    ------------

                                                                       VALUE+
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $223,287,867)..................................             $224,146,679
                                                                    ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ----------- ------------  ------- ------------
Bonds..........................          -- $189,844,564    --    $189,844,564
Agency Obligations.............          --   10,033,635    --      10,033,635
U.S. Treasury Obligations......          --   13,267,030    --      13,267,030
Temporary Cash Investments..... $11,001,450           --    --      11,001,450
Swap Agreements**..............               (2,069,150)   --      (2,069,150)
Futures Contracts**............      37,476           --    --          37,476
                                ----------- ------------    --    ------------
TOTAL.......................... $11,038,926 $211,076,079    --    $222,115,005
                                =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value............................................. $    213,145
Temporary Cash Investments at Value & Cost.......................       11,002
Cash.............................................................        2,557
Receivables:
   Investment Securities Sold....................................          792
   Due From Broker...............................................        2,583
   Interest......................................................        1,927
   Fund Shares Sold..............................................        1,085
Prepaid Expenses and Other Assets................................           13
Deferred Offering Costs..........................................            1
                                                                  ------------
       Total Assets..............................................      233,105
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................          153
   Due to Advisor................................................           55
   Futures Margin Variation......................................           10
Unrealized Loss on Swap Contracts................................        2,069
Accrued Expenses and Other Liabilities...........................           37
                                                                  ------------
       Total Liabilities.........................................        2,324
                                                                  ------------
NET ASSETS....................................................... $    230,781
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   23,612,416
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       9.77
                                                                  ============
Investments at Cost.............................................. $    212,286
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    231,579
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          231
Accumulated Net Realized Gain (Loss).............................          144
Net Unrealized Appreciation (Depreciation).......................       (1,173)
                                                                  ------------
NET ASSETS....................................................... $    230,781
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

            FOR THE PERIOD NOVEMBER 9, 2010(a) TO OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Interest.......................................................... $  1,921
                                                                      --------
          Total Investment Income....................................    1,921
                                                                      --------
EXPENSES
   Investment Advisory Services Fees.................................      625
   Accounting & Transfer Agent Fees..................................       47
   Custodian Fees....................................................        7
   Filing Fees.......................................................       31
   Shareholders' Reports.............................................        9
   Directors'/Trustees' Fees & Expenses..............................        1
   Professional Fees.................................................       10
   Organizational & Offering Costs...................................      189
   Other.............................................................        1
                                                                      --------
          Total Expenses.............................................      920
                                                                      --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note D)...................................     (104)
   Fees Paid Indirectly..............................................       (1)
                                                                      --------
   Net Expenses......................................................      815
                                                                      --------
   NET INVESTMENT INCOME (LOSS)......................................    1,106
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold....................................      227
       Futures.......................................................   (1,328)
       Swap Contracts................................................  (10,020)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.........................................      859
       Futures.......................................................       37
       Swap Contracts................................................   (2,069)
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................  (12,294)
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...... $(11,188)
                                                                      ========
--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  PERIOD
                                                            NOVEMBER 9, 2010(a)
                                                            TO OCTOBER 31, 2011
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................      $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................           227
       Futures.............................................        (1,328)
       Swap Contracts......................................       (10,020)
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities...............................           859
       Futures.............................................            37
       Swap Contracts......................................        (2,069)
                                                                 --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations......................       (11,188)
                                                                 --------
Distributions From:
   Net Investment Income:
       Institutional Shares................................          (574)
                                                                 --------
          Total Distributions..............................          (574)
                                                                 --------
Capital Share Transactions (1):
   Shares Issued...........................................       278,288
   Shares Issued in Lieu of Cash Distributions.............           559
   Shares Redeemed.........................................       (36,304)
                                                                 --------
       Net Increase (Decrease) from Capital Share
         Transactions......................................       242,543
                                                                 --------
       Total Increase (Decrease) in Net Assets.............       230,781
NET ASSETS
   Beginning of Period.....................................            --
                                                                 --------
   End of Period...........................................      $230,781
                                                                 ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................................        27,085
   Shares Issued in Lieu of Cash Distributions.............            52
   Shares Redeemed.........................................        (3,525)
                                                                 --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed............................        23,612
                                                                 ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
  IN EXCESS OF NET INVESTMENT INCOME)......................      $    231
--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                              PERIOD
                                                        NOVEMBER 9, 2010(a)
                                                                TO
                                                           OCT. 31, 2011
                                                        -------------------
Net Asset Value, Beginning of Period...................      $  10.00
                                                             --------
Income from Investment Operations
   Net Investment Income (Loss)(A).....................          0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................         (0.27)
                                                             --------
       Total from Investment Operations................         (0.20)
                                                             --------
Less Distributions
   Net Investment Income...............................         (0.03)
                                                             --------
       Total Distributions.............................         (0.03)
                                                             --------
Net Asset Value, End of Period.........................      $   9.77
                                                             ========
Total Return...........................................         (2.02)%(C)
                                                             --------
Net Assets, End of Period (thousands)..................      $230,781
Ratio of Expenses to Average Net Assets................          0.47%(B)(E)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees and Fees Paid Indirectly)..          0.53%(B)(E)(D)
Ratio of Net Investment Income to Average Net Assets...          0.64%(B)(E)(D)
Portfolio Turnover Rate................................            50%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended October 31, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of October 31, 2011, the Portfolio held $43,496,161 in the Subsidiary, representing 18.66% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period ended October 31, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. At October 31, 2011, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the period ended October 31, 2011, approximately $104 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the period ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             DFA Commodity Strategy Portfolio.................. $--

F. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2011, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                                             U.S. GOVERNMENT  OTHER INVESTMENT
                                               SECURITIES        SECURITIES
                                            ----------------- -----------------
                                            PURCHASES  SALES  PURCHASES  SALES
                                            --------- ------- --------- -------
                                            $193,041. $56,939  $42,797  $29,550

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and non-deductible offering costs, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(10,964)        $(301)        $11,265

   The Portfolio commenced operations on November 9, 2010 and did not pay any distributions for the period ended October 31, 2010.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2011 was as follows (amounts in thousands):

                                             NET INVESTMENT
                                                 INCOME
                                             AND SHORT-TERM   LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
DFA Commodity Strategy Portfolio 2011.......      $636           --       $636

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                                 INCOME
                                             AND SHORT-TERM   LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
DFA Commodity Strategy Portfolio............      $62            --        $62

   At October 31, 2011 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                        -------------- ------------- ------------ -------------
DFA Commodity Strategy
  Portfolio............      $503           --            --          $503

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         NET
                                                      UNREALIZED
               FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
               TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
               -------- ------------ -------------- --------------
               $223,288    $1,001        $(142)          $859

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   3. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   4. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
            DESCRIPTION                 DATE    CONTRACTS*  VALUE   GAIN (LOSS)
 ----------------------------------  ---------- ---------- -------- -----------
 CBT Wheat Futures                    03/16/12      4        $133       $(1)
 Copper Futures                       03/30/12      2         183        (2)
 Corn Futures                         03/16/12      7         231        --
 Gold 100oz Futures                   02/29/12      2         345        (2)
 Live Cattle Futures                  03/09/12      3         146        (1)
 LME Prime Aluminum Futures           12/21/11      2         111        --
 Natural Gas Futures                  01/31/12      8         324         7

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
 DESCRIPTION                            DATE    CONTRACTS*  VALUE   GAIN (LOSS)
 -----------                         ---------- ---------- -------- -----------
 Soybean Futures                      01/18/12      4       $  243      $ 7
 WTI Crude Oil Futures                01/31/12      4          372       29
                                                            ------      ---
                                                            $2,088      $37
                                                            ======      ===

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

* During the period ended October 31, 2011 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $3,700 (in thousands).

   At October 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE        AMOUNT*  (DEPRECIATION)
------------                             ---------- --- -------- --------------
Citibank, N.A.                            11/28/11  USD $ 91,741    $  (828)
Deutsche Bank AG, London Branch           11/28/11  USD   80,137       (725)
UBS AG                                    11/28/11  USD   57,040       (516)
                                                        --------    -------
                                                        $228,918    $(2,069)
                                                        ========    =======

* During the period ended October 31, 2011 the Portfolio's average notional value of outstanding swap contracts was $172,187 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the period ended October 31, 2011.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2011:

                       LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                       -----------------------------------------------------
DERIVATIVE TYPE        ASSET DERIVATIVES              LIABILITY DERIVATIVES
---------------          ------------------   -       ---------------------
Commodity contracts    Payables: Futures
                       Margin Variation
Other contracts                                        Unrealized Loss
                                                       on Swap Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE LIABILITY DERIVATIVES VALUE
                                             ----------------------- ---------------------------
                                TOTAL VALUE
                                    AT              COMMODITY                   OTHER
                               OCT. 31, 2011        CONTRACTS                 CONTRACTS
                               ------------- ----------------------- ---------------------------
Dimensional Cayman Commodity
  Fund I, LTD.................    $(2,032)             $37*                    $(2,069)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the period ended October 31, 2011 (amounts in thousands):

                             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED
DERIVATIVE TYPE                                  IN INCOME
---------------              --------------------------------------------------
Commodity contracts          Net Realized Gain (Loss) on: Futures Change in
                             Unrealized Appreciation (Depreciation) of: Futures

Other contracts              Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the period ended October 31, 2011 (amounts in thousands):

                                                   REALIZED GAIN (LOSS)
                                                      ON DERIVATIVES
                                                   RECOGNIZED IN INCOME
                                               -------------------------------
                                                          COMMODITY    OTHER
                                                 TOTAL    CONTRACTS  CONTRACTS
                                               --------   ---------  ---------
   Dimensional Cayman Commodity Fund I, LTD... $(11,348)   $(1,328)  $(10,020)

                                                   CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION) ON
                                               DERIVATIVES RECOGNIZED IN INCOME
                                               -------------------------------
                                                          COMMODITY    OTHER
                                                 TOTAL    CONTRACTS  CONTRACTS
                                               --------   ---------  ---------
   Dimensional Cayman Commodity Fund I, LTD... $ (2,032)   $    37   $ (2,069)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2011.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At October 31, 2011, two shareholders held 84% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA COMMODITY STRATEGY PORTFOLIO AND ITS SUBSIDIARY AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL VALUE PORTFOLIO CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                  DFA
             INTERNATIONAL      MSCI
                 VALUE        WORLD EX
            PORTFOLIO--CLASS USA INDEX
                   R2        (NET DIV.)
            ---------------- ----------
4/30/2008      10,000.00     10,000.00
5/31/2008      10,000.00     10,151.75
6/30/2008       9,005.63      9,362.32
7/31/2008       8,751.65      9,029.15
8/31/2008       8,381.27      8,679.97
9/30/2008       7,404.32      7,426.77
10/31/2008      5,537.15      5,881.85
11/30/2008      5,193.76      5,562.88
12/31/2008      5,593.53      5,856.13
1/31/2009       4,819.37      5,309.71
2/28/2009       4,219.68      4,772.20
3/31/2009       4,685.54      5,086.67
4/30/2009       5,539.45      5,742.64
5/31/2009       6,360.51      6,468.89
6/30/2009       6,268.44      6,401.90
7/31/2009       7,006.57      7,003.02
8/31/2009       7,404.03      7,338.64
9/30/2009       7,788.56      7,641.43
10/31/2009      7,467.38      7,518.76
11/30/2009      7,685.32      7,704.79
12/31/2009      7,769.19      7,827.61
1/31/2010       7,316.28      7,460.70
2/28/2010       7,339.51      7,453.22
3/31/2010       7,920.50      7,933.01
4/30/2010       7,780.93      7,814.73
5/31/2010       6,873.74      6,952.37
6/30/2010       6,750.52      6,851.80
7/31/2010       7,583.77      7,485.08
8/31/2010       7,209.41      7,261.35
9/30/2010       7,990.20      7,957.91
10/31/2010      8,258.57      8,241.40
11/30/2010      7,836.12      7,892.38
12/31/2010      8,567.30      8,527.89
1/31/2011       8,930.68      8,711.60
2/28/2011       9,224.18      9,034.62
3/31/2011       8,966.26      8,853.63
4/30/2011       9,442.59      9,335.82
5/31/2011       9,097.02      9,059.06
6/30/2011       8,968.49      8,930.04
7/31/2011       8,679.03      8,782.73
8/31/2011       7,744.22      8,040.21
9/30/2011       6,896.00      7,232.79
10/31/2011      7,554.58      7,936.21

                                               ONE     FROM
                 AVERAGE ANNUAL TOTAL RETURN   YEAR  4/30/2008
                 ---------------------------  -----  ---------
                                              -8.53%   -7.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved

DFA INTERNATIONAL VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                 DFA
            INTERNATIONAL
                VALUE        MSCI
             PORTFOLIO-    WORLD EX
            INSTITUTIONAL USA INDEX
                CLASS     (NET DIV.)
            ------------- ----------
10/31/2001    10,000.00   10,000.00
11/30/2001    10,362.17   10,393.05
12/31/2001    10,405.52   10,459.69
1/31/2002     10,175.21    9,927.67
2/28/2002     10,290.36    9,988.19
3/31/2002     10,928.93   10,519.13
4/30/2002     11,295.32   10,581.25
5/31/2002     11,672.18   10,719.90
6/30/2002     11,344.01   10,283.85
7/31/2002     10,181.06    9,261.52
8/31/2002     10,170.49    9,247.14
9/30/2002      8,961.37    8,266.41
10/31/2002     9,216.50    8,700.64
11/30/2002     9,769.28    9,101.20
12/31/2002     9,518.51    8,807.06
1/31/2003      9,198.02    8,471.49
2/28/2003      9,016.41    8,304.50
3/31/2003      8,794.46    8,144.45
4/30/2003      9,757.35    8,926.06
5/31/2003     10,495.57    9,479.67
6/30/2003     10,833.22    9,709.96
7/31/2003     11,321.21    9,932.72
8/31/2003     11,614.00   10,188.84
9/30/2003     12,059.61   10,494.52
10/31/2003    13,006.52   11,151.70
11/30/2003    13,278.63   11,404.48
12/31/2003    14,270.65   12,278.97
1/31/2004     14,632.07   12,449.94
2/29/2004     15,070.15   12,736.28
3/31/2004     15,304.54   12,800.04
4/30/2004     14,844.42   12,464.99
5/31/2004     14,986.84   12,523.26
6/30/2004     15,606.98   12,812.46
7/31/2004     15,031.41   12,421.74
8/31/2004     15,219.58   12,473.38
9/30/2004     15,705.82   12,836.97
10/31/2004    16,306.89   13,298.30
11/30/2004    17,509.04   14,182.70
12/31/2004    18,380.42   14,781.87
1/31/2005     18,189.54   14,490.86
2/28/2005     18,908.14   15,135.50
3/31/2005     18,435.37   14,791.94
4/30/2005     17,873.66   14,414.77
5/31/2005     17,896.13   14,441.06
6/30/2005     18,178.02   14,677.11
7/31/2005     18,986.18   15,151.11
8/31/2005     19,612.23   15,569.39
9/30/2005     20,159.53   16,279.93
10/31/2005    19,850.79   15,753.88
11/30/2005    20,205.27   16,171.07
12/31/2005    21,187.12   16,920.86
1/31/2006     22,630.90   17,991.10
2/28/2006     22,842.18   17,930.68
3/31/2006     23,804.70   18,499.33
4/30/2006     25,001.98   19,383.92
5/31/2006     23,992.51   18,647.48
6/30/2006     23,828.07   18,623.47
7/31/2006     24,197.22   18,797.96
8/31/2006     25,018.88   19,332.22
9/30/2006     25,369.06   19,316.65
10/31/2006    26,489.34   20,080.04
11/30/2006    27,356.66   20,678.14
12/31/2006    28,421.80   21,271.04
1/31/2007     28,950.17   21,400.80
2/28/2007     28,925.60   21,572.00
3/31/2007     29,852.73   22,124.75
4/30/2007     31,352.74   23,131.37
5/31/2007     32,422.42   23,645.05
6/30/2007     32,185.65   23,668.78
7/31/2007     31,286.40   23,341.60
8/31/2007     30,924.20   23,003.73
9/30/2007     32,533.65   24,310.66
10/31/2007    34,103.20   25,367.46
11/30/2007    32,031.39   24,375.45
12/31/2007    31,333.30   23,917.24
1/31/2008     28,795.20   21,760.83
2/29/2008     28,421.57   22,155.18
3/31/2008     28,763.38   21,838.92
4/30/2008     30,040.32   23,052.85
5/31/2008     30,053.22   23,402.67
6/30/2008     27,069.62   21,582.81
7/31/2008     26,303.37   20,814.76
8/31/2008     25,193.64   20,009.79
9/30/2008     22,253.20   17,120.81
10/31/2008    16,669.96   13,559.35
11/30/2008    15,646.36   12,824.03
12/31/2008    16,816.00   13,500.05
1/31/2009     14,499.79   12,240.40
2/28/2009     12,719.11   11,001.28
3/31/2009     14,100.57   11,726.22
4/30/2009     16,689.93   13,238.41
5/31/2009     19,171.95   14,912.63
6/30/2009     18,884.57   14,758.20
7/31/2009     21,119.10   16,143.96
8/31/2009     22,318.12   16,917.67
9/30/2009     23,466.32   17,615.66
10/31/2009    22,522.19   17,332.88
11/30/2009    23,178.97   17,761.74
12/31/2009    23,450.30   18,044.88
1/31/2010     22,088.67   17,199.03
2/28/2010     22,157.44   17,181.80
3/31/2010     23,923.99   18,287.85
4/30/2010     23,511.03   18,015.17
5/31/2010     20,744.22   16,027.20
6/30/2010     20,383.76   15,795.35
7/31/2010     22,926.49   17,255.24
8/31/2010     21,794.84   16,739.48
9/30/2010     24,129.10   18,345.25
10/31/2010    24,984.84   18,998.78
11/30/2010    23,708.25   18,194.20
12/31/2010    25,929.39   19,659.22
1/31/2011     27,029.77   20,082.72
2/28/2011     27,918.54   20,827.38
3/31/2011     27,148.65   20,410.15
4/30/2011     28,591.67   21,521.72
5/31/2011     27,558.92   20,883.72
6/30/2011     27,174.46   20,586.29
7/31/2011     26,296.93   20,246.71
8/31/2011     23,477.35   18,534.99
9/30/2011     20,907.88   16,673.65
10/31/2011    22,920.48   18,295.22

                                              ONE   FIVE    TEN
                AVERAGE ANNUAL TOTAL RETURN   YEAR  YEARS  YEARS
                ---------------------------  -----  -----  -----
                                             -8.26% -2.85% 8.65%

Past performance is not predictive of future performance

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

            U.S. LARGE
             COMPANY    S&P 500
            PORTFOLIO    INDEX
            ---------- ---------
10/31/2001  10,000.00  10,000.00
11/30/2001  10,771.08  10,767.06
12/31/2001  10,860.75  10,861.39
1/31/2002   10,703.52  10,702.88
2/28/2002   10,497.92  10,496.48
3/31/2002   10,884.59  10,891.24
4/30/2002   10,217.94  10,230.93
5/31/2002   10,145.22  10,155.55
6/30/2002    9,423.98   9,432.08
7/31/2002    8,694.38   8,696.90
8/31/2002    8,743.02   8,754.00
9/30/2002    7,798.60   7,802.62
10/31/2002   8,482.05   8,489.37
11/30/2002   8,982.43   8,989.05
12/31/2002   8,446.22   8,460.85
1/31/2003    8,225.24   8,239.18
2/28/2003    8,102.47   8,115.59
3/31/2003    8,177.38   8,194.39
4/30/2003    8,854.72   8,869.36
5/31/2003    9,322.70   9,336.69
6/30/2003    9,444.30   9,456.20
7/31/2003    9,605.00   9,622.91
8/31/2003    9,790.43   9,810.56
9/30/2003    9,679.40   9,706.37
10/31/2003  10,237.83  10,255.46
11/30/2003  10,324.70  10,345.71
12/31/2003  10,855.60  10,888.24
1/31/2004   11,055.25  11,088.09
2/29/2004   11,204.98  11,242.21
3/31/2004   11,042.49  11,072.57
4/30/2004   10,867.41  10,898.73
5/31/2004   11,017.48  11,048.26
6/30/2004   11,233.83  11,263.03
7/31/2004   10,857.27  10,890.23
8/31/2004   10,894.93  10,934.12
9/30/2004   11,014.12  11,052.53
10/31/2004  11,177.95  11,221.41
11/30/2004  11,631.62  11,675.43
12/31/2004  12,025.07  12,072.75
1/31/2005   11,732.71  11,778.48
2/28/2005   11,986.94  12,026.29
3/31/2005   11,770.56  11,813.31
4/30/2005   11,554.00  11,589.21
5/31/2005   11,910.69  11,957.98
6/30/2005   11,932.24  11,974.96
7/31/2005   12,379.86  12,420.43
8/31/2005   12,264.76  12,307.15
9/30/2005   12,363.17  12,406.84
10/31/2005  12,157.55  12,200.02
11/30/2005  12,620.20  12,661.42
12/31/2005  12,623.40  12,665.86
1/31/2006   12,959.68  13,001.25
2/28/2006   12,985.55  13,036.48
3/31/2006   13,148.95  13,198.78
4/30/2006   13,330.49  13,376.04
5/31/2006   12,941.47  12,991.08
6/30/2006   12,966.82  13,008.75
7/31/2006   13,045.01  13,089.01
8/31/2006   13,357.78  13,400.44
9/30/2006   13,694.51  13,745.77
10/31/2006  14,139.65  14,193.75
11/30/2006  14,401.49  14,463.71
12/31/2006  14,608.19  14,666.60
1/31/2007   14,832.12  14,888.41
2/28/2007   14,542.33  14,597.21
3/31/2007   14,695.78  14,760.48
4/30/2007   15,356.56  15,414.30
5/31/2007   15,885.18  15,952.18
6/30/2007   15,628.67  15,687.17
7/31/2007   15,137.37  15,200.79
8/31/2007   15,363.11  15,428.65
9/30/2007   15,938.92  16,005.68
10/31/2007  16,192.34  16,260.33
11/30/2007  15,512.10  15,580.49
12/31/2007  15,414.56  15,472.36
1/31/2008   14,488.08  14,544.02
2/29/2008   14,018.12  14,071.48
3/31/2008   13,965.17  14,010.69
4/30/2008   14,639.17  14,693.01
5/31/2008   14,827.89  14,884.02
6/30/2008   13,583.93  13,629.30
7/31/2008   13,475.59  13,514.68
8/31/2008   13,665.19  13,710.10
9/30/2008   12,461.90  12,488.39
10/31/2008  10,378.11  10,390.97
11/30/2008   9,642.65   9,645.41
12/31/2008   9,748.12   9,748.04
1/31/2009    8,935.77   8,926.41
2/28/2009    7,985.75   7,975.93
3/31/2009    8,686.34   8,674.58
4/30/2009    9,517.57   9,504.83
5/31/2009   10,057.87  10,036.43
6/30/2009   10,070.45  10,056.30
7/31/2009   10,836.53  10,816.94
8/31/2009   11,226.54  11,207.43
9/30/2009   11,647.20  11,625.69
10/31/2009  11,423.21  11,409.72
11/30/2009  12,109.16  12,094.07
12/31/2009  12,343.01  12,327.73
1/31/2010   11,906.21  11,884.30
2/28/2010   12,272.56  12,252.44
3/31/2010   13,016.13  12,991.80
4/30/2010   13,213.98  13,196.90
5/31/2010   12,154.04  12,143.13
6/30/2010   11,518.63  11,507.46
7/31/2010   12,326.21  12,313.71
8/31/2010   11,773.66  11,757.82
9/30/2010   12,820.46  12,807.13
10/31/2010  13,304.79  13,294.43
11/30/2010  13,304.79  13,296.13
12/31/2010  14,194.10  14,184.73
1/31/2011   14,538.20  14,520.92
2/28/2011   15,025.67  15,018.39
3/31/2011   15,043.10  15,024.36
4/30/2011   15,474.54  15,469.30
5/31/2011   15,301.97  15,294.21
6/30/2011   15,042.48  15,039.27
7/31/2011   14,739.03  14,733.46
8/31/2011   13,944.28  13,933.12
9/30/2011   12,957.05  12,953.65
10/31/2011  14,380.58  14,369.39

                                              ONE   FIVE   TEN
                 AVERAGE ANNUAL TOTAL RETURN  YEAR  YEARS YEARS
                 ---------------------------  ----  ----- -----
                                              8.09% 0.34% 3.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                            U.S. DOLLAR
                                                              RETURN
                                                            -----------
         MSCI World ex USA Index...........................    -3.70%
         MSCI World ex USA Small Cap Index.................    -2.01%
         MSCI World ex USA Value Index.....................    -4.74%
         MSCI World ex USA Growth Index....................    -2.73%
--------
   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
    TEN LARGEST FOREIGN DEVELOPED MARKETS              CURRENCY U.S. DOLLAR
    BY MARKET CAP                                       RETURN    RETURN
    -------------------------------------              -------- -----------
    United Kingdom....................................    1.14%     2.10%
    Japan.............................................   -5.45%    -2.33%
    Canada............................................   -2.57%    -0.18%
    France............................................  -11.83%   -11.52%
    Australia.........................................   -4.39%     3.49%
    Switzerland.......................................   -9.66%     2.03%
    Germany...........................................   -7.39%    -7.07%
    Spain.............................................  -15.21%   -14.91%
    Sweden............................................   -7.75%    -4.35%
    Hong Kong.........................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                            U.S. DOLLAR
                                                              RETURN
                                                            -----------
         MSCI Emerging Markets Index.......................    -7.72%
         MSCI Emerging Markets Small Cap Index.............   -16.70%
         MSCI Emerging Markets Value Index.................    -6.99%
         MSCI Emerging Markets Growth Index................    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
                                                       CURRENCY U.S. DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP          RETURN    RETURN
    ------------------------------------------         -------- -----------
    China.............................................  -15.62%   -15.76%
    Brazil............................................  -12.71%   -12.57%
    South Korea.......................................    4.63%     6.24%
    Taiwan............................................   -5.30%    -3.07%
    South Africa......................................   10.15%    -2.95%
    India.............................................  -12.30%   -19.99%
    Russia............................................   -1.24%     0.22%
    Mexico............................................    5.26%    -1.38%
    Malaysia..........................................    2.08%     3.53%
    Indonesia.........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

MASTER-FEEDER STRUCTURE

   The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2011, total returns were -8.53% for the Portfolio's Class R2 shares, -8.26% for the Portfolio's Institutional Class shares, and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Master Fund's larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to the Portfolio's relative underperformance as compared to the Index. An additional component of the Portfolio's relative performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011


            Russell 3000(R) Index............................. 7.90%
            Russell Microcap(R) Index (micro cap stocks)...... 2.11%
            Russell 2000(R) Index (small cap stocks).......... 6.71%
            Russell 1000(R) Index (large cap stocks).......... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

            Russell 2000(R) Value Index (small cap value
              stocks)......................................... 3.54%
            Russell 2000(R) Growth Index (small cap growth
              stocks)......................................... 9.84%
            Russell 1000(R) Value Index (large cap value
              stocks)......................................... 6.16%
            Russell 1000(R) Growth Index (large cap growth
              stocks)......................................... 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY PORTFOLIO PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio utilizes futures to gain market exposure for uninvested cash. The Portfolio was mostly invested in equities or equivalents throughout the year. The average unequitized cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, the total return was 8.09% for the Portfolio and 8.09% for the S&P(R) 500 Index. The Portfolio's return is net of fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO**
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  800.06    0.71%    $3.22
   Institutional Class Shares.......... $1,000.00 $  801.65    0.45%    $2.04
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,021.63    0.71%    $3.62
   Institutional Class Shares.......... $1,000.00 $1,022.94    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return                      $1,000.00 $  929.30    0.10%    $0.49
Hypothetical 5% Annual Return           $1,000.00 $1,024.70    0.10%    $0.51
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
DFA International Value Portfolio..............              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO

              Consumer Discretionary.......................  10.7%
              Consumer Staples.............................  11.1%
              Energy.......................................  12.3%
              Financials...................................  12.2%
              Health Care..................................  11.5%
              Industrials..................................  10.6%
              Information Technology.......................  19.6%
              Materials....................................   3.6%
              Real Estate Investment Trusts................   1.7%
              Telecommunication Services...................   3.0%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                    VALUE+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of
   The DFA Investment Trust Company............................ $5,294,550,274
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
      $4,935,484,114).......................................... $5,294,550,274
                                                                ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note):

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS**
                                       --------- ------------ ---------------
  COMMON STOCKS -- (87.4%)
  Consumer Discretionary -- (9.3%)
    *Amazon.com, Inc..................   118,016 $ 25,197,596       0.7%
     Comcast Corp. Class A............   893,415   20,950,582       0.5%
    #Home Depot, Inc..................   508,367   18,199,539       0.5%
     McDonald's Corp..................   335,301   31,132,698       0.8%
   #*Walt Disney Co. (The)............   603,169   21,038,535       0.6%
     Other Securities.................            278,986,770       7.4%
                                                 ------------      ----
  Total Consumer Discretionary........            395,505,720      10.5%
                                                 ------------      ----
  Consumer Staples -- (9.7%)
     Altria Group, Inc................   673,116   18,544,346       0.5%
     Coca-Cola Co. (The)..............   746,192   50,979,837       1.3%
     CVS Caremark Corp................   437,050   15,864,915       0.4%
     Kraft Foods, Inc. Class A........   573,955   20,191,737       0.5%
     PepsiCo, Inc.....................   514,319   32,376,381       0.9%
     Philip Morris International, Inc.   570,832   39,884,032       1.1%
     Procter & Gamble Co. (The).......   892,978   57,141,662       1.5%
     Wal-Mart Stores, Inc.............   571,250   32,401,300       0.9%
     Other Securities.................            142,732,628       3.8%
                                                 ------------      ----
  Total Consumer Staples..............            410,116,838      10.9%
                                                 ------------      ----
  Energy -- (10.7%)
     Chevron Corp.....................   650,935   68,380,722       1.8%
     ConocoPhillips...................   446,209   31,078,457       0.8%
     Exxon Mobil Corp................. 1,580,105  123,390,399       3.3%
     Occidental Petroleum Corp........   264,136   24,548,800       0.6%
     Schlumberger, Ltd................   438,521   32,218,138       0.9%
     Other Securities.................            175,759,383       4.7%
                                                 ------------      ----
  Total Energy........................            455,375,899      12.1%
                                                 ------------      ----
  Financials -- (10.7%)
     American Express Co..............   337,518   17,085,161       0.4%
     Bank of America Corp............. 3,293,475   22,494,434       0.6%
   #*Berkshire Hathaway, Inc..........   571,520   44,498,547       1.2%
     Citigroup, Inc...................   948,284   29,956,292       0.8%
     Goldman Sachs Group, Inc. (The)..   164,374   18,007,172       0.5%
     JPMorgan Chase & Co.............. 1,267,125   44,045,265       1.2%
    #U.S. Bancorp.....................   624,267   15,974,993       0.4%
     Wells Fargo & Co................. 1,715,859   44,457,907       1.2%
     Other Securities.................            217,596,517       5.8%
                                                 ------------      ----
  Total Financials....................            454,116,288      12.1%
                                                 ------------      ----
  Health Care -- (10.1%)
    #Abbott Laboratories..............   505,860   27,250,678       0.7%
     Amgen, Inc.......................   300,313   17,198,926       0.5%
    #Bristol-Myers Squibb Co..........   554,312   17,510,716       0.5%
     Johnson & Johnson................   890,568   57,343,674       1.5%
     Merck & Co., Inc................. 1,001,207   34,541,642       0.9%
     Pfizer, Inc...................... 2,535,560   48,834,886       1.3%
    #UnitedHealth Group, Inc..........   349,732   16,783,639       0.4%
     Other Securities.................            207,608,489       5.5%
                                                 ------------      ----
  Total Health Care...................            427,072,650      11.3%
                                                 ------------      ----
  Industrials -- (9.2%)
     3M Co............................   230,587   18,220,985       0.5%
     Caterpillar, Inc.................   209,960   19,832,822       0.5%
     General Electric Co.............. 3,444,931   57,564,797       1.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES       VALUE+     OF NET ASSETS**
                                                            ---------- -------------- ---------------
Industrials -- (Continued)
   United Parcel Service, Inc..............................    318,739 $   22,388,227       0.6%
   United Technologies Corp................................    295,316     23,028,742       0.6%
   Other Securities........................................               250,740,230       6.7%
                                                                       --------------      ----
Total Industrials..........................................               391,775,803      10.4%
                                                                       --------------      ----
Information Technology -- (17.1%)
  *Apple, Inc..............................................    301,288    121,955,357       3.2%
   Cisco Sytems, Inc.......................................  1,787,467     33,121,764       0.9%
 #*EMC Corp................................................    671,072     16,447,975       0.4%
  *Google, Inc.............................................     81,847     48,505,806       1.3%
   Hewlett-Packard Co......................................    674,065     17,936,870       0.5%
   Intel Corp..............................................  1,706,487     41,877,191       1.1%
   International Business Machines Corp....................    388,120     71,658,596       1.9%
   Microsoft Corp..........................................  2,423,288     64,532,159       1.7%
   Oracle Corp.............................................  1,284,041     42,078,024       1.1%
   QUALCOMM, Inc...........................................    545,886     28,167,718       0.8%
   Other Securities........................................               238,955,466       6.4%
                                                                       --------------      ----
Total Information Technology...............................               725,236,926      19.3%
                                                                       --------------      ----
Materials -- (3.2%)
   Other Securities........................................               135,360,651       3.6%
                                                                       --------------      ----
Real Estate Investment Trusts -- (1.5%)
   Other Securities........................................                62,132,070       1.6%
                                                                       --------------      ----
Telecommunication Services -- (2.6%)
   AT&T, Inc...............................................  1,925,850     56,446,663       1.5%
   Verizon Communications, Inc.............................    919,890     34,017,532       0.9%
   Other Securities........................................                21,502,747       0.6%
                                                                       --------------      ----
Total Telecommunication Services...........................               111,966,942       3.0%
                                                                       --------------      ----
Utilities -- (3.3%)
   Other Securities........................................               137,456,106       3.7%
                                                                       --------------      ----
TOTAL COMMON STOCKS........................................             3,706,115,893      98.5%
                                                                       --------------      ----
TEMPORARY CASH INVESTMENTS -- (1.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares.................................. 50,002,804     50,002,804       1.3%
                                                                       --------------      ----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                           SHARES/
                                            FACE                       PERCENTAGE
                                           AMOUNT         VALUE+     OF NET ASSETS**
                                         ------------ -------------- ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@DFA Short Term Investment Fund......  482,655,415 $  482,655,415       12.9%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $745,251 FHLMC,
     rates ranging from 4.500% to
     6.000%, maturities ranging from
     07/01/30 to 10/01/36 & FNMA, rates
     ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26
     to 06/01/41, valued at $747,930)
     to be repurchased at $723,547...... $        724        723,545        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 483,378,960       12.9%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,089,181,381).................              $4,239,497,657      112.7%
                                                      ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  395,505,720           --   --    $  395,505,720
   Consumer Staples.........    410,116,838           --   --       410,116,838
   Energy...................    455,375,899           --   --       455,375,899
   Financials...............    454,116,288           --   --       454,116,288
   Health Care..............    427,072,650           --   --       427,072,650
   Industrials..............    391,775,803           --   --       391,775,803
   Information Technology...    725,236,926           --   --       725,236,926
   Materials................    135,360,651           --   --       135,360,651
   Real Estate Investment
     Trusts.................     62,132,070           --   --        62,132,070
   Telecommunication
     Services...............    111,966,942           --   --       111,966,942
   Utilities................    137,456,106           --   --       137,456,106
Temporary Cash Investments..     50,002,804           --   --        50,002,804
Securities Lending
  Collateral................             -- $483,378,960   --       483,378,960
Futures Contracts**.........      3,744,105           --   --         3,744,105
                             -------------- ------------   --    --------------
TOTAL....................... $3,759,862,802 $483,378,960   --    $4,243,241,762
                             ============== ============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        DFA
                                                   INTERNATIONAL   U.S. LARGE
                                                       VALUE        COMPANY
                                                     PORTFOLIO     PORTFOLIO
                                                  --------------  ------------
 ASSETS:
 Investments in Affiliated Investment Company at
   Value......................................... $    5,294,550            --
 Investments at Value (including $0 and $471,717
   of securities on loan, respectively)..........             --  $  3,706,116
 Temporary Cash Investments at Value & Cost......             --        50,003
 Collateral Received from Securities on Loan at
   Value & Cost..................................             --           724
 Affiliated Collateral Received from Securities
   on Loan at Value & Cost.......................             --       482,655
 Cash............................................             --         3,360
 Receivables:
    Dividends and Interest.......................             --         4,231
    Securities Lending Income....................             --            79
    Fund Shares Sold.............................         17,886         2,769
 Prepaid Expenses and Other Assets...............             50            62
                                                  --------------  ------------
        Total Assets.............................      5,312,486     4,249,999
                                                  --------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned.............             --       483,379
    Affiliated Investment Company Purchased......         16,059            --
    Fund Shares Redeemed.........................          1,827         2,618
    Due to Advisor...............................            853           236
    Futures Margin Variation.....................             --         1,341
 Accrued Expenses and Other Liabilities..........            322           412
                                                  --------------  ------------
        Total Liabilities........................         19,061       487,986
                                                  --------------  ------------
 NET ASSETS...................................... $    5,293,425  $  3,762,013
                                                  ==============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
 Class R2 Shares -- based on net assets of
   $6,102 and $0 and shares outstanding of
   385,441 and 0, respectively................... $        15.83           N/A
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................    100,000,000           N/A
                                                  ==============  ============
 Institutional Class Shares -- based on net
   assets of $5,287,323 and $3,762,013 and
   shares outstanding of 334,106,318 and
   380,153,718, respectively..................... $        15.83  $       9.90
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................  1,500,000,000   900,000,000
                                                  ==============  ============
 Investment in Affiliated Investment Company at
   Cost.......................................... $    4,935,484  $         --
                                                  --------------  ------------
 Investments at Cost............................. $           --  $  2,555,800
                                                  ==============  ============
 NET ASSETS CONSIST OF:
 Paid-In Capital................................. $    5,893,047  $  3,268,088
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).......................................         22,345        10,511
 Accumulated Net Realized Gain (Loss)............       (981,194)     (670,646)
 Net Unrealized Foreign Exchange Gain (Loss).....            161            --
 Net Unrealized Appreciation (Depreciation)......        359,066     1,154,060
                                                  --------------  ------------
 NET ASSETS...................................... $    5,293,425  $  3,762,013
                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                            DFA
                                                       INTERNATIONAL U.S. LARGE
                                                           VALUE      COMPANY
                                                        PORTFOLIO*   PORTFOLIO
                                                       ------------- ----------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of
      $15,502 and $0, respectively)...................   $ 194,514    $ 78,648
    Interest..........................................          23          28
    Income from Securities Lending....................       9,588         589
    Expenses Allocated from Affiliated Investment
      Company.........................................     (12,868)         --
                                                         ---------    --------
           Total Investment Income....................     191,257      79,265
                                                         ---------    --------
 EXPENSES
    Investment Advisory Services Fees.................          --         968
    Administrative Services Fees......................      11,024       1,936
    Accounting & Transfer Agent Fees..................          80         426
    Shareholder Servicing Fees -- Class R2 Shares.....          15          --
    S&P 500(R) Fees...................................          --          98
    Custodian Fees....................................          --          50
    Filing Fees.......................................         173          70
    Shareholders' Reports.............................         148         110
    Directors'/Trustees' Fees & Expenses..............          49          35
    Professional Fees.................................         139         119
    Other.............................................          47          37
                                                         ---------    --------
           Total Expenses.............................      11,675       3,849
                                                         ---------    --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by Advisor
      (Note C)........................................          --          22
                                                         ---------    --------
    Net Expenses......................................      11,675       3,871
                                                         ---------    --------
    NET INVESTMENT INCOME (LOSS)......................     179,582      75,394
                                                         ---------    --------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold....................     112,233     (44,142)
        Futures.......................................          --       2,851
        Foreign Currency Transactions.................         364          --
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency....................................    (767,465)    251,680
        Futures.......................................          --       2,298
        Translation of Foreign Currency
          Denominated Amounts.........................        (353)         --
                                                         ---------    --------
    NET REALIZED AND UNREALIZED GAIN (LOSS)...........    (655,221)    212,687
                                                         ---------    --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................   $(475,639)   $288,081
                                                         =========    ========
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             DFA INTERNATIONAL          U.S. LARGE
                                                              VALUE PORTFOLIO        COMPANY PORTFOLIO
                                                          ----------------------  ----------------------
                                                             YEAR        YEAR        YEAR        YEAR
                                                            ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2011        2010        2011        2010
                                                          ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $  179,582  $  108,980  $   75,394  $   43,125
   Capital Gain Distributions Received from
     Investment..........................................
   Securities............................................         --          --          --          81
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................    112,233     255,538     (44,142)    (88,214)
       Futures...........................................         --          --       2,851          76
       Foreign Currency Transactions.....................        364         (99)         --          --
     Change in Unrealized Appreciation
       (Depreciation) of:................................
       Investment Securities and Foreign Currency........   (767,465)    138,488     251,680     688,388
       Futures...........................................         --          --       2,298      (3,735)
       Translation of Foreign Currency
         Denominated Amounts.............................       (353)        342          --          --
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   (475,639)    503,249     288,081     639,721
                                                          ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................       (172)       (249)         --          --
       Institutional Class Shares........................   (172,488)   (107,160)    (74,515)    (35,473)
                                                          ----------  ----------  ----------  ----------
          Total Distributions............................   (172,660)   (107,409)    (74,515)    (35,473)
                                                          ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................  1,450,393   1,032,364     651,122   3,071,799
   Shares Issued in Lieu of Cash Distributions...........    162,689     101,479      62,748      30,048
   Shares Redeemed.......................................   (834,167)   (808,163)   (878,396)   (778,811)
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................    778,915     325,680    (164,526)  2,323,036
                                                          ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........    130,616     721,520      49,040   2,927,284
NET ASSETS
   Beginning of Period...................................  5,162,809   4,441,289   3,712,973     785,689
                                                          ----------  ----------  ----------  ----------
   End of Period......................................... $5,293,425  $5,162,809  $3,762,013  $3,712,973
                                                          ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     82,666      62,742      65,475     350,368
   Shares Issued in Lieu of Cash Distributions...........      9,157       6,675       6,398       3,492
   Shares Redeemed.......................................    (47,291)    (49,142)    (89,099)    (52,726)
   Shares Reduced by Reverse Stock Split (Note G)........         (2)       (453)         --          --
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     44,530      19,822     (17,226)    301,134
                                                          ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)................................................ $   22,345  $   14,433  $   10,511  $    9,631

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                              CLASS R2 SHARES+
                                                               ---------------------------------------
                                                                 YEAR      YEAR     YEAR
                                                                ENDED     ENDED    ENDED   PERIOD APRIL 30,
                                                               OCT. 31,  OCT. 31, OCT. 31,    2008(a) TO
                                                                 2011      2010     2009    OCT. 31, 2008
Net Asset Value, Beginning of Period..........................  $17.82    $17.13   $13.58      $ 26.31
                                                                ------    ------   ------      -------
Income from Investment Operations
   Net Investment Income (Loss) (A)...........................    0.53      0.37     0.42         0.66
   Net Gains (Losses) on Securities (Realized and Unrealized).   (2.00)     1.29     4.10       (11.73)
                                                                ------    ------   ------      -------
       Total from Investment Operations.......................   (1.47)     1.66     4.52       (11.07)
                                                                ------    ------   ------      -------
Less Distributions
   Net Investment Income......................................   (0.52)    (0.97)   (0.97)       (1.66)
   Net Realized Gains.........................................      --        --       --           --
                                                                ------    ------   ------      -------
       Total Distributions....................................   (0.52)    (0.97)   (0.97)       (1.66)
                                                                ------    ------   ------      -------
Net Asset Value, End of Period................................  $15.83    $17.82   $17.13      $ 13.58
                                                                ======    ======   ======      =======
Total Return..................................................   (8.53)%   10.60%   34.86%      (44.63)%(C)
                                                                ------    ------   ------      -------
Net Assets, End of Period (thousands).........................  $6,102    $4,952   $3,443      $ 3,372
Ratio of Expenses to Average Net Assets (D)...................    0.71%     0.72%    0.74%        0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets..........    2.97%     2.11%    2.96%        7.47%(B)(E)

                                                                        DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                            INSTITUTIONAL CLASS SHARES
                                                   ---------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                      ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                       2011        2010        2009          2008          2007        2006
Net Asset Value, Beginning of Period.............. $    17.81   $    16.46  $    12.54  $    25.51      $    22.71  $    17.67
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Income from Investment Operations
   Net Investment Income (Loss) (A)...............       0.58         0.39        0.40        0.74            0.72        0.66
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (1.99)        1.34        3.92      (12.44)           3.09        5.37
                                                   ----------   ----------  ----------  ----------      ----------  ----------
       Total from Investment Operations...........      (1.41)        1.73        4.32      (11.70)           3.81        6.03
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income..........................      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)      (0.65)
   Net Realized Gains.............................         --           --          --       (0.49)          (0.38)      (0.34)
                                                   ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions........................      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)      (0.99)
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.................... $    15.83   $    17.81  $    16.46  $    12.54      $    25.51  $    22.71
                                                   ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................................      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%      35.39%
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)............. $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069  $4,456,059
Ratio of Expenses to Average Net Assets (D).......       0.45%        0.45%       0.46%       0.44%(B)        0.44%       0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.26%        2.34%       3.00%       3.86%(B)        2.89%       3.25%

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. LARGE COMPANY PORTFOLIO
                                             --------------------------------------------------------------------------------
                                                YEAR         YEAR          YEAR         PERIOD             YEAR          YEAR
                                               ENDED        ENDED         ENDED      DEC. 1, 2007         ENDED         ENDED
                                              OCT. 31,     OCT. 31,      OCT. 31,         TO             NOV. 30,      NOV. 30,
                                                2011         2010          2009      OCT. 31, 2008         2007          2006
                                             ----------  ----------    --------     -------------     ----------     --------
Net Asset Value, Beginning of Period........ $     9.34  $     8.16    $   7.62       $  11.63        $    11.00     $   9.82
                                             ----------  ----------    --------       --------        ----------     --------
Income from Investment Operations
   Net Investment Income (Loss) (A).........       0.19        0.18        0.18           0.20              0.22         0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.56        1.15        0.55          (3.99)             0.62         1.18
                                             ----------  ----------    --------       --------        ----------     --------
       Total from Investment Operations.....       0.75        1.33        0.73          (3.79)             0.84         1.37
                                             ----------  ----------    --------       --------        ----------     --------
Less Distributions
   Net Investment Income....................      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)       (0.19)
                                             ----------  ----------    --------       --------        ----------     --------
       Total Distributions..................      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)       (0.19)
                                             ----------  ----------    --------       --------        ----------     --------
Net Asset Value, End of Period.............. $     9.90  $     9.34    $   8.16       $   7.62        $    11.63     $  11.00
                                             ==========  ==========    ========       ========        ==========     ========
Total Return................................       8.09%      16.47%      10.07%        (33.10)%(C)         7.71%       14.11%
                                             ----------  ----------    --------       --------        ----------     --------
Net Assets, End of Period (thousands)....... $3,762,013  $3,712,973    $785,689       $729,218        $1,002,142     $877,405
Ratio of Expenses to Average Net Assets.....       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)     0.10%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees)...................       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)     0.11%(D)
Ratio of Net Investment Income to
  Average Net Assets........................       1.95%       1.99%       2.53%          2.10%(B)          1.90%        1.90%
Portfolio Turnover Rate.....................          4%          1%*       N/A            N/A               N/A          N/A

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFAInternational Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

TARGET                                                                                 VALUE
FUND                            SHARES          ACQUIRING FUND           SHARES    (IN THOUSANDS)
------                        ---------- ----------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio  83,482,168 Institutional Index Portfolio 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

TARGET                UNREALIZED APPRECIATION
FUND       NET ASSETS     (DEPRECIATION)         ACQUIRING FUND      NET ASSETS
------     ---------- ----------------------- ---------------------  ----------
U.S.
Large                                         U.S. Large Company
Company                                       Institutional Index
Portfolio  $2,731,987        $315,984         Portfolio               $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

           Net Investement Income....................... $ 71,681(a)
           Net Realized and Unrealized Gain (Loss) on
             Investments................................  501,073(b)
                                                         --------
           Net Increase in Net Assets Resulting from
             Operations................................. $572,754
                                                         ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              DFA International Value Portfolio............ 0.20%
              U.S. Large Company Portfolio................. 0.05%

   For the year ended October 31, 2011, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Large Company Portfolio................. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                 PREVIOUSLY
                                                 RECOVERY       WAIVED FEES/
                                              OF PREVIOUSLY   EXPENSES ASSUMED
                                     EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
                                     LIMITS  EXPENSES ASSUMED     RECOVERY
                                     ------- ---------------- -----------------
DFA International Value Portfolio
  -- Class R2 Shares (1) ...........  0.79%         --                --
U.S. Large Company Portfolio (2)....  0.10%        $22              $598

   (1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to reduce the ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the applicable percentage of average net assets as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through investment in other investment companies) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

                    DFA International Value Portfolio. $126
                    U.S. Large Company Portfolio......  199

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                    Purchases...................... $142,632
                    Sales..........................  310,102

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN-CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA International Value Portfolio          --          $990         $  (990)
U.S. Large Company Portfolio.....    $(11,723)            1          11,722

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio.
    2010..............................    $107,409         --       $107,409
    2011..............................     172,660         --        172,660
    U.S. Large Company Portfolio......
    2010..............................      35,473         --         35,473
    2011..............................      74,515         --         74,515

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED                EARNINGS
                          SHORT-TERM     LONG-TERM   CAPITAL LOSS (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARYFORWARD     LOSSES)
                        -------------- ------------- ------------ -------------
 DFA International
   Value Portfolio.....    $24,411          --        $(981,047)    $(956,636)
 U.S. Large Company
   Portfolio...........     10,710          --         (416,033)     (405,323)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                       EXPIRES ON OCTOBER 31,
                                   -------------------------------------------------------------- --------
                                    2012   2013    2014   2015     2016    2017    2018    2019    TOTAL
                                   ------ ------- ------ ------- -------- ------- ------- ------- --------
DFA International Value Portfolio.     --      --     --      -- $981,047      --      --      -- $981,047
U.S. Large Company Portfolio...... $5,486 $10,569 $1,944 $86,015  100,024 $87,500 $80,822 $43,673  416,033

   For the year ended October 31, 2011, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $111,607 (in thousands).

   For the year ended October 31, 2011, U.S. Large Company Portfolio had capital loss carryforward expirations of $13,997 (in thousands).

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                           FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                          ---------- ------------ -------------- --------------
DFA International Value
  Portfolio.............. $4,937,524  $  797,758    $(440,732)      $357,026
U.S. Large Company
  Portfolio..............  3,340,050   1,412,052     (512,604)       899,448

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Certain prior year balances have been reclassified to conform with current year presentations. Such reclassfications impacted the paid-in-capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statement of assets and liabilities of U.S. Large Company Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                              YEAR                 YEAR
                                             ENDED                ENDED
                                         OCT. 31, 2011        OCT. 31, 2010
                                      -------------------  -------------------
                                        AMOUNT     SHARES    AMOUNT     SHARES
                                      ----------  -------  ----------  -------
 DFA INTERNATIONAL VALUE PORTFOLIO
 Class R2 Shares
    Shares Issued.................... $    4,366      246  $    2,443      375
    Shares Issued in Lieu of Cash
      Distributions..................        172        9         249       43
    Shares Redeemed..................     (2,617)    (146)     (1,361)    (215)
    Shares Reduced by Reverse Stock
      Split..........................         --       (2)         --     (453)
                                      ----------  -------  ----------  -------
 Net Increase (Decrease) -- Class R2
   Shares                             $    1,921      107  $    1,331     (250)
                                      ==========  =======  ==========  =======
 Institutional Class Shares
    Shares Issued.................... $1,446,027   82,420  $1,029,921   62,367
    Shares Issued in Lieu of Cash
      Distributions..................    162,517    9,148     101,230    6,632
    Shares Redeemed..................   (831,550) (47,145)   (806,802) (48,927)
                                      ----------  -------  ----------  -------
 Net Increase (Decrease) --
   Institutional Class Shares........ $  776,994   44,423  $  324,349   20,072
                                      ==========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2011, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                         APPROXIMATE
                                              EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              --------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500(R)Index 12/16/2011    173     $54,032    $3,744      $3,360

* During the year ended October 31, 2011, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $51,173 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the

Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of U.S. Large Company Portfolio's derivative instrument holdings for the year ended October 31, 2011.

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Company Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                         -----------------------
                              LOCATION ON THE STATEMENTS
                                    OF ASSETS AND                EQUITY
                                     LIABILITIES                CONTRACTS
                              -------------------------- -----------------------
                                  Payables: Futures
U.S. Large Company Portfolio.      Margin Variation              $3,744*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the year ended October 31, 2011:

                                     LOCATION OF GAIN (LOSS)
                                         ON DERIVATIVES
  DERIVATIVE TYPE                     RECOGNIZED IN INCOME
  ---------------   ----------------------------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                    Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,851

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,298

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
               ------------- ------------ ------------ -------- ---------------
U.S. Large
  Company
  Portfolio...     0.87%       $10,549         4          $1        $13,712

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

J. SECURITIES LENDING:

   As of October 31, 2011, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

N. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                   PERCENTAGE
                                                      NUMBER OF   OF OUSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio -- Class R2 Shares      2            65%
DFA International Value Portfolio -- Institutional
  Class Shares......................................      2            45%
U.S. Large Company Portfolio........................      2            67%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

            U.S. LARGE  RUSSELL
            CAP VALUE  1000 VALUE
              SERIES     INDEX
            ---------- ----------
10/31/2001  10,000.00  10,000.00
11/30/2001  10,943.95  10,581.00
12/31/2001  11,201.62  10,830.71
1/31/2002   11,323.13  10,747.32
2/28/2002   11,467.42  10,764.51
3/31/2002   11,944.31  11,273.67
4/30/2002   11,837.80  10,886.99
5/31/2002   11,913.88  10,941.42
6/30/2002   11,191.23  10,313.38
7/31/2002    9,946.91   9,354.24
8/31/2002   10,107.22   9,424.39
9/30/2002    8,987.27   8,376.40
10/31/2002   9,339.71   8,997.09
11/30/2002   9,998.25   9,563.91
12/31/2002   9,548.86   9,148.84
1/31/2003    9,325.36   8,927.43
2/28/2003    9,055.62   8,689.07
3/31/2003    9,012.87   8,703.84
4/30/2003    9,847.68   9,469.78
5/31/2003   10,504.71  10,081.53
6/30/2003   10,617.26  10,207.55
7/31/2003   10,888.70  10,359.64
8/31/2003   11,276.47  10,521.25
9/30/2003   11,028.61  10,418.14
10/31/2003  11,768.00  11,055.73
11/30/2003  12,031.56  11,206.09
12/31/2003  12,858.14  11,896.39
1/31/2004   13,077.27  12,105.76
2/29/2004   13,413.79  12,364.83
3/31/2004   13,359.72  12,256.02
4/30/2004   13,140.19  11,956.97
5/31/2004   13,210.75  12,078.93
6/30/2004   13,610.20  12,363.99
7/31/2004   13,169.63  12,189.66
8/31/2004   13,169.63  12,362.75
9/30/2004   13,573.99  12,554.38
10/31/2004  13,739.71  12,762.78
11/30/2004  14,639.39  13,408.58
12/31/2004  15,226.33  13,857.76
1/31/2005   14,845.27  13,611.10
2/28/2005   15,297.78  14,061.62
3/31/2005   15,256.09  13,868.98
4/30/2005   14,739.34  13,620.72
5/31/2005   15,367.39  13,948.73
6/30/2005   15,684.56  14,101.26
7/31/2005   16,466.00  14,509.24
8/31/2005   16,330.44  14,446.19
9/30/2005   16,581.97  14,649.02
10/31/2005  16,142.02  14,276.97
11/30/2005  16,786.57  14,743.83
12/31/2005  16,809.40  14,831.90
1/31/2006   17,610.24  15,407.84
2/28/2006   17,551.85  15,501.93
3/31/2006   17,863.99  15,711.91
4/30/2006   18,365.56  16,111.25
5/31/2006   18,031.18  15,704.27
6/30/2006   18,184.95  15,804.62
7/31/2006   17,924.69  16,188.89
8/31/2006   18,218.54  16,459.82
9/30/2006   18,723.40  16,787.77
10/31/2006  19,464.92  17,337.39
11/30/2006  19,835.14  17,733.15
12/31/2006  20,233.10  18,131.24
1/31/2007   20,823.45  18,363.12
2/28/2007   20,510.39  18,076.84
3/31/2007   20,653.25  18,356.32
4/30/2007   21,531.73  19,034.63
5/31/2007   22,419.17  19,721.20
6/30/2007   22,058.59  19,260.39
7/31/2007   20,691.73  18,369.72
8/31/2007   20,296.06  18,575.56
9/30/2007   20,825.43  19,213.59
10/31/2007  20,942.73  19,215.71
11/30/2007  19,772.61  18,276.56
12/31/2007  19,706.79  18,099.83
1/31/2008   18,953.37  17,374.87
2/29/2008   18,372.43  16,646.90
3/31/2008   18,200.96  16,522.05
4/30/2008   19,348.20  17,327.43
5/31/2008   19,812.56  17,299.93
6/30/2008   17,640.96  15,643.96
7/31/2008   17,448.91  15,587.48
8/31/2008   17,787.28  15,852.47
9/30/2008   16,189.34  14,687.77
10/31/2008  12,549.67  12,145.13
11/30/2008  11,318.77  11,274.22
12/31/2008  11,687.03  11,430.71
1/31/2009   10,299.49  10,116.29
2/28/2009    8,856.07   8,764.65
3/31/2009    9,731.44   9,514.06
4/30/2009   11,305.23  10,533.88
5/31/2009   12,171.28  11,185.26
6/30/2009   12,022.28  11,102.66
7/31/2009   13,167.70  12,011.43
8/31/2009   14,061.69  12,639.69
9/30/2009   14,676.31  13,128.03
10/31/2009  14,043.07  12,726.25
11/30/2009  14,834.62  13,443.54
12/31/2009  15,244.36  13,681.45
1/31/2010   14,890.49  13,296.67
2/28/2010   15,533.05  13,716.38
3/31/2010   16,743.66  14,609.32
4/30/2010   17,274.46  14,987.35
5/31/2010   15,793.79  13,755.45
6/30/2010   14,601.81  12,981.10
7/31/2010   15,747.23  13,859.89
8/31/2010   14,797.37  13,266.83
9/30/2010   16,240.79  14,296.12
10/31/2010  16,846.09  14,725.09
11/30/2010  16,715.72  14,647.16
12/31/2010  18,345.39  15,802.89
1/31/2011   18,932.07  16,160.37
2/28/2011   19,956.43  16,756.44
3/31/2011   20,049.55  16,822.99
4/30/2011   20,561.73  17,270.96
5/31/2011   20,263.74  17,088.49
6/30/2011   19,909.87  16,738.11
7/31/2011   18,997.25  16,182.92
8/31/2011   17,395.52  15,173.01
9/30/2011   15,635.48  14,026.33
10/31/2011  17,805.27  15,632.24

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.69% -1.77% 5.94%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                             MSCI
                 DFA       WORLD EX
            INTERNATIONAL USA INDEX
            VALUE SERIES  (NET DIV.)
            ------------- ----------
10/31/2001    10,000.00   10,000.00
11/30/2001    10,366.45   10,393.05
12/31/2001    10,409.11   10,459.69
1/31/2002     10,183.27    9,927.67
2/28/2002     10,296.19    9,988.19
3/31/2002     10,942.91   10,519.13
4/30/2002     11,312.46   10,581.25
5/31/2002     11,692.28   10,719.90
6/30/2002     11,364.25   10,283.85
7/31/2002     10,201.88    9,261.52
8/31/2002     10,191.50    9,247.14
9/30/2002      8,980.01    8,266.41
10/31/2002     9,241.06    8,700.64
11/30/2002     9,793.32    9,101.20
12/31/2002     9,544.58    8,807.06
1/31/2003      9,229.23    8,471.49
2/28/2003      9,040.02    8,304.50
3/31/2003      8,825.93    8,144.45
4/30/2003      9,794.89    8,926.06
5/31/2003     10,532.14    9,479.67
6/30/2003     10,871.88    9,709.96
7/31/2003     11,363.15    9,932.72
8/31/2003     11,662.18   10,188.84
9/30/2003     12,108.49   10,494.52
10/31/2003    13,063.02   11,151.70
11/30/2003    13,342.64   11,404.48
12/31/2003    14,343.90   12,278.97
1/31/2004     14,711.14   12,449.94
2/29/2004     15,153.99   12,736.28
3/31/2004     15,390.55   12,800.04
4/30/2004     14,925.81   12,464.99
5/31/2004     15,077.12   12,523.26
6/30/2004     15,699.97   12,812.46
7/31/2004     15,120.91   12,421.74
8/31/2004     15,317.57   12,473.38
9/30/2004     15,807.56   12,836.97
10/31/2004    16,412.16   13,298.30
11/30/2004    17,632.35   14,182.70
12/31/2004    18,510.44   14,781.87
1/31/2005     18,326.26   14,490.86
2/28/2005     19,051.48   15,135.50
3/31/2005     18,581.17   14,791.94
4/30/2005     18,016.70   14,414.77
5/31/2005     18,039.74   14,441.06
6/30/2005     18,328.87   14,677.11
7/31/2005     19,146.60   15,151.11
8/31/2005     19,777.42   15,569.39
9/30/2005     20,333.48   16,279.93
10/31/2005    20,028.07   15,753.88
11/30/2005    20,384.62   16,171.07
12/31/2005    21,382.98   16,920.86
1/31/2006     22,843.40   17,991.10
2/28/2006     23,062.46   17,930.68
3/31/2006     24,036.07   18,499.33
4/30/2006     25,253.09   19,383.92
5/31/2006     24,230.80   18,647.48
6/30/2006     24,078.31   18,623.47
7/31/2006     24,449.12   18,797.96
8/31/2006     25,289.64   19,332.22
9/30/2006     25,639.80   19,316.65
10/31/2006    26,778.52   20,080.04
11/30/2006    27,668.30   20,678.14
12/31/2006    28,747.31   21,271.04
1/31/2007     29,289.47   21,400.80
2/28/2007     29,263.65   21,572.00
3/31/2007     30,209.59   22,124.75
4/30/2007     31,734.28   23,131.37
5/31/2007     32,819.65   23,645.05
6/30/2007     32,579.84   23,668.78
7/31/2007     31,673.75   23,341.60
8/31/2007     31,319.19   23,003.73
9/30/2007     32,954.25   24,310.66
10/31/2007    34,552.43   25,367.46
11/30/2007    32,459.31   24,375.45
12/31/2007    31,760.16   23,917.24
1/31/2008     29,187.33   21,760.83
2/29/2008     28,815.70   22,155.18
3/31/2008     29,161.07   21,838.92
4/30/2008     30,463.80   23,052.85
5/31/2008     30,478.12   23,402.67
6/30/2008     27,464.21   21,582.81
7/31/2008     26,686.64   20,814.76
8/31/2008     25,571.64   20,009.79
9/30/2008     22,584.98   17,120.81
10/31/2008    16,921.43   13,559.35
11/30/2008    15,883.30   12,824.03
12/31/2008    17,084.56   13,500.05
1/31/2009     14,726.53   12,240.40
2/28/2009     12,917.23   11,001.28
3/31/2009     14,326.12   11,726.22
4/30/2009     16,965.92   13,238.41
5/31/2009     19,487.08   14,912.63
6/30/2009     19,190.47   14,758.20
7/31/2009     21,474.34   16,143.96
8/31/2009     22,705.26   16,917.67
9/30/2009     23,862.03   17,615.66
10/31/2009    22,912.89   17,332.88
11/30/2009    23,595.08   17,761.74
12/31/2009    23,862.03   18,044.88
1/31/2010     22,482.81   17,199.03
2/28/2010     22,571.79   17,181.80
3/31/2010     24,351.43   18,287.85
4/30/2010     23,936.18   18,015.17
5/31/2010     21,133.24   16,027.20
6/30/2010     20,762.49   15,795.35
7/31/2010     23,357.80   17,255.24
8/31/2010     22,215.86   16,739.48
9/30/2010     24,603.55   18,345.25
10/31/2010    25,463.71   18,998.78
11/30/2010    24,188.30   18,194.20
12/31/2010    26,442.51   19,659.22
1/31/2011     27,569.62   20,082.72
2/28/2011     28,489.10   20,827.38
3/31/2011     27,703.09   20,410.15
4/30/2011     29,186.12   21,521.72
5/31/2011     28,133.17   20,883.72
6/30/2011     27,747.58   20,586.29
7/31/2011     26,857.76   20,246.71
8/31/2011     23,980.67   18,534.99
9/30/2011     21,355.70   16,673.65
10/31/2011    23,417.12   18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.04% -2.65% 8.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            JAPANESE    JAPAN
             SMALL    SMALL CAP
            COMPANY   INDEX (NET
             SERIES     DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001   9,327.35  9,612.18
12/31/2001   8,273.54  8,450.66
1/31/2002    7,825.11  7,877.64
2/28/2002    8,452.91  8,289.40
3/31/2002    8,901.35  8,875.95
4/30/2002    9,260.09  9,462.07
5/31/2002   10,179.37 10,453.56
6/30/2002    9,730.94  9,993.50
7/31/2002    9,618.83  9,677.48
8/31/2002    9,484.30  9,452.00
9/30/2002    9,215.25  9,074.03
10/31/2002   8,497.76  8,135.29
11/30/2002   8,430.49  8,196.37
12/31/2002   8,363.23  8,013.23
1/31/2003    8,385.65  7,966.77
2/28/2003    8,991.03  8,370.73
3/31/2003    9,080.72  8,235.14
4/30/2003    9,484.30  8,492.03
5/31/2003   10,089.69  8,880.07
6/30/2003   10,896.86  9,876.75
7/31/2003   11,031.39  9,992.74
8/31/2003   11,995.52 11,252.49
9/30/2003   12,780.27 12,071.13
10/31/2003  13,295.96 12,965.80
11/30/2003  12,466.37 12,074.92
12/31/2003  13,206.28 12,938.18
1/31/2004   13,856.50 13,409.29
2/29/2004   13,946.19 13,374.63
3/31/2004   16,793.72 15,826.55
4/30/2004   16,233.18 15,323.06
5/31/2004   15,448.43 14,562.03
6/30/2004   16,950.67 16,093.72
7/31/2004   15,874.44 14,774.84
8/31/2004   16,121.08 14,929.06
9/30/2004   15,739.91 14,478.43
10/31/2004  16,053.81 14,746.14
11/30/2004  16,547.09 15,387.82
12/31/2004  17,354.26 16,132.71
1/31/2005   18,071.75 16,681.47
2/28/2005   18,744.39 17,000.41
3/31/2005   18,856.50 16,960.77
4/30/2005   18,340.81 16,822.91
5/31/2005   18,026.91 16,513.06
6/30/2005   18,363.23 16,736.48
7/31/2005   18,744.39 17,210.51
8/31/2005   19,798.21 17,801.18
9/30/2005   20,605.38 18,913.75
10/31/2005  21,255.61 19,291.61
11/30/2005  21,681.61 20,116.10
12/31/2005  24,125.56 22,836.49
1/31/2006   25,156.95 23,564.37
2/28/2006   23,654.71 22,029.98
3/31/2006   24,708.52 23,018.22
4/30/2006   25,201.79 23,132.47
5/31/2006   23,430.49 21,276.86
6/30/2006   22,533.63 20,610.49
7/31/2006   21,457.40 19,247.96
8/31/2006   21,816.14 19,759.90
9/30/2006   21,479.82 19,327.46
10/31/2006  21,322.87 19,203.45
11/30/2006  21,188.34 19,041.76
12/31/2006  21,367.71 19,152.66
1/31/2007   21,816.14 19,525.00
2/28/2007   22,690.58 20,295.43
3/31/2007   22,533.63 20,108.45
4/30/2007   22,219.73 19,764.20
5/31/2007   21,771.30 19,293.11
6/30/2007   22,130.04 19,419.79
7/31/2007   22,264.57 19,414.82
8/31/2007   21,322.87 18,232.06
9/30/2007   21,300.45 18,121.39
10/31/2007  21,434.98 18,776.67
11/30/2007  20,941.70 17,987.27
12/31/2007  19,641.26 16,911.13
1/31/2008   19,080.72 16,080.52
2/29/2008   18,946.19 16,256.79
3/31/2008   19,327.35 16,262.06
4/30/2008   19,461.88 16,463.98
5/31/2008   20,179.37 16,971.30
6/30/2008   19,237.67 15,929.21
7/31/2008   18,699.55 15,407.85
8/31/2008   17,668.16 14,727.10
9/30/2008   16,524.66 13,289.05
10/31/2008  15,313.90 11,886.37
11/30/2008  15,717.49 12,371.81
12/31/2008  17,331.84 13,335.23
1/31/2009   16,143.50 12,636.29
2/28/2009   14,058.30 10,974.99
3/31/2009   14,686.10 11,362.30
4/30/2009   15,291.48 11,943.61
5/31/2009   17,174.89 13,405.20
6/30/2009   18,318.39 14,257.97
7/31/2009   18,699.55 14,614.88
8/31/2009   19,686.10 15,434.15
9/30/2009   19,484.30 15,373.22
10/31/2009  18,789.24 14,810.53
11/30/2009  18,026.91 14,281.12
12/31/2009  17,959.64 14,014.45
1/31/2010   18,206.28 14,316.74
2/28/2010   18,565.02 14,588.56
3/31/2010   19,506.73 15,252.36
4/30/2010   20,089.69 15,665.44
5/31/2010   18,408.07 14,578.75
6/30/2010   18,699.55 14,643.15
7/31/2010   19,035.87 14,820.66
8/31/2010   18,520.18 14,506.95
9/30/2010   19,327.35 15,100.17
10/31/2010  18,923.77 14,976.12
11/30/2010  19,394.62 15,267.84
12/31/2010  21,188.34 16,808.33
1/31/2011   21,681.61 17,008.22
2/28/2011   22,690.58 17,692.38
3/31/2011   21,278.03 16,600.65
4/30/2011   21,165.92 16,615.70
5/31/2011   20,807.17 16,368.73
6/30/2011   21,860.99 16,978.44
7/31/2011   22,668.16 17,683.68
8/31/2011   22,062.78 16,960.86
9/30/2011   21,950.67 16,976.25
10/31/2011  20,829.60 16,350.07

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      10.07% -0.47% 7.61%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                            MSCI
                         PACIFIC EX
            ASIA PACIFIC   JAPAN
               SMALL     SMALL CAP
              COMPANY      INDEX
               SERIES    (NET DIV.)
            ------------ ----------
10/31/2001   10,000.00   10,000.00
11/30/2001   10,569.23   10,540.34
12/31/2001   10,707.69   10,696.29
1/31/2002    11,230.77   11,048.01
2/28/2002    11,338.46   11,116.83
3/31/2002    11,830.77   11,635.32
4/30/2002    11,907.69   11,658.69
5/31/2002    12,584.62   12,522.73
6/30/2002    12,184.62   12,105.21
7/31/2002    11,461.54   11,327.86
8/31/2002    11,676.92   11,600.69
9/30/2002    10,892.31   10,932.32
10/31/2002   11,230.77   11,188.80
11/30/2002   11,338.46   11,438.25
12/31/2002   11,492.31   11,624.82
1/31/2003    11,861.54   12,055.00
2/28/2003    11,938.46   11,866.69
3/31/2003    11,692.31   11,838.56
4/30/2003    12,030.77   12,491.67
5/31/2003    13,261.54   13,379.83
6/30/2003    13,876.92   14,093.87
7/31/2003    14,830.77   14,415.18
8/31/2003    15,892.31   15,115.04
9/30/2003    17,169.23   16,317.91
10/31/2003   18,169.23   17,665.90
11/30/2003   18,307.69   17,587.77
12/31/2003   19,123.08   18,740.21
1/31/2004    20,323.08   19,507.16
2/29/2004    20,953.85   20,096.75
3/31/2004    20,292.31   20,136.47
4/30/2004    18,815.38   18,997.55
5/31/2004    18,676.92   18,911.52
6/30/2004    18,753.85   18,933.81
7/31/2004    19,092.31   19,648.28
8/31/2004    19,553.85   20,295.55
9/30/2004    20,753.85   21,507.08
10/31/2004   21,738.46   22,883.75
11/30/2004   23,323.08   24,644.82
12/31/2004   23,861.54   25,686.55
1/31/2005    24,400.00   25,910.67
2/28/2005    25,107.69   26,735.96
3/31/2005    24,261.54   25,975.82
4/30/2005    23,446.15   25,553.33
5/31/2005    22,923.08   25,881.67
6/30/2005    23,953.85   27,296.65
7/31/2005    24,769.23   28,433.08
8/31/2005    25,415.38   28,410.57
9/30/2005    26,353.85   29,843.62
10/31/2005   24,876.92   28,090.23
11/30/2005   25,492.31   29,155.56
12/31/2005   25,892.31   29,727.83
1/31/2006    27,646.15   31,429.05
2/28/2006    28,046.15   31,744.73
3/31/2006    29,476.92   33,088.83
4/30/2006    31,169.23   35,223.04
5/31/2006    29,400.00   33,424.53
6/30/2006    29,215.38   33,017.40
7/31/2006    29,784.62   33,356.24
8/31/2006    30,523.08   34,444.29
9/30/2006    30,846.15   35,013.74
10/31/2006   33,384.62   37,454.98
11/30/2006   35,246.15   39,731.51
12/31/2006   36,261.54   41,214.77
1/31/2007    37,200.00   42,261.59
2/28/2007    38,200.00   43,067.41
3/31/2007    40,200.00   45,289.34
4/30/2007    43,015.38   48,429.84
5/31/2007    46,707.69   50,331.04
6/30/2007    48,630.77   51,639.92
7/31/2007    49,400.00   51,626.14
8/31/2007    45,723.08   48,303.77
9/30/2007    51,076.92   52,590.28
10/31/2007   55,553.85   56,185.13
11/30/2007   51,892.31   51,671.82
12/31/2007   51,015.38   50,960.73
1/31/2008    45,892.31   44,132.03
2/29/2008    47,307.69   46,753.63
3/31/2008    45,015.38   43,804.20
4/30/2008    48,169.23   46,734.65
5/31/2008    50,276.92   47,238.82
6/30/2008    45,338.46   41,953.90
7/31/2008    42,676.92   40,024.66
8/31/2008    39,692.31   36,773.53
9/30/2008    32,876.92   29,594.72
10/31/2008   21,953.85   19,141.79
11/30/2008   19,846.15   17,052.75
12/31/2008   22,015.38   19,034.03
1/31/2009    19,307.69   16,938.03
2/28/2009    18,246.15   15,886.23
3/31/2009    21,076.92   18,163.07
4/30/2009    24,230.77   21,414.23
5/31/2009    30,492.31   26,548.71
6/30/2009    30,738.46   27,296.09
7/31/2009    35,184.62   31,237.80
8/31/2009    36,784.62   32,843.12
9/30/2009    39,661.54   35,594.15
10/31/2009   40,553.85   36,447.47
11/30/2009   42,446.15   37,495.39
12/31/2009   43,569.23   38,993.74
1/31/2010    41,215.38   36,500.35
2/28/2010    41,953.85   36,957.83
3/31/2010    45,415.38   40,003.60
4/30/2010    46,046.15   41,122.24
5/31/2010    39,676.92   34,913.27
6/30/2010    39,200.00   34,714.24
7/31/2010    43,553.85   38,246.22
8/31/2010    43,507.69   38,161.09
9/30/2010    50,107.69   43,890.56
10/31/2010   52,276.92   45,838.85
11/30/2010   51,584.62   45,226.66
12/31/2010   56,646.15   49,791.31
1/31/2011    55,446.15   48,343.35
2/28/2011    55,800.00   48,608.02
3/31/2011    56,984.62   50,100.04
4/30/2011    59,415.38   52,126.61
5/31/2011    57,661.54   50,933.42
6/30/2011    55,723.08   49,122.18
7/31/2011    56,646.15   49,846.74
8/31/2011    52,707.69   46,379.74
9/30/2011    42,876.92   37,947.11
10/31/2011   49,584.62   44,164.23

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -5.15% 8.23% 17.36%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

             UNITED
             KINGDOM   MSCI UK
              SMALL   SMALL CAP
             COMPANY    INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  10,672.76 10,936.71
12/31/2001  11,112.96 11,303.48
1/31/2002   10,813.95 10,713.26
2/28/2002   10,921.93 10,717.24
3/31/2002   11,470.10 11,515.80
4/30/2002   11,976.74 11,944.79
5/31/2002   12,109.63 11,810.27
6/30/2002   11,627.91 11,087.75
7/31/2002   10,789.04  9,862.08
8/31/2002   10,805.65  9,944.34
9/30/2002    9,892.03  9,255.93
10/31/2002   9,842.19  9,267.18
11/30/2002  10,174.42  9,438.37
12/31/2002  10,149.50  9,165.00
1/31/2003    9,908.64  8,476.23
2/28/2003    9,576.41  8,230.16
3/31/2003    9,493.36  8,220.08
4/30/2003   10,390.37  9,320.73
5/31/2003   11,636.21 10,677.75
6/30/2003   12,300.66 11,029.52
7/31/2003   12,790.70 11,727.54
8/31/2003   13,330.56 12,285.65
9/30/2003   13,853.82 12,608.01
10/31/2003  14,642.86 13,630.49
11/30/2003  14,717.61 13,744.04
12/31/2003  15,539.87 14,514.71
1/31/2004   16,694.35 15,744.72
2/29/2004   17,666.11 16,811.38
3/31/2004   17,425.25 16,747.28
4/30/2004   16,802.33 16,164.56
5/31/2004   16,827.24 16,155.31
6/30/2004   17,400.33 16,715.76
7/31/2004   16,760.80 15,959.27
8/31/2004   16,644.52 15,740.85
9/30/2004   17,117.94 16,258.19
10/31/2004  17,657.81 16,876.88
11/30/2004  19,086.38 18,241.41
12/31/2004  19,875.42 19,293.66
1/31/2005   20,440.20 19,726.86
2/28/2005   21,137.87 20,193.81
3/31/2005   20,664.45 19,941.65
4/30/2005   19,966.78 19,040.32
5/31/2005   19,576.41 18,871.47
6/30/2005   19,950.17 19,161.83
7/31/2005   20,340.53 19,730.96
8/31/2005   21,486.71 20,685.84
9/30/2005   21,245.85 20,721.81
10/31/2005  20,647.84 20,090.81
11/30/2005  21,544.85 21,093.61
12/31/2005  22,491.69 22,005.02
1/31/2006   24,252.49 23,797.00
2/28/2006   24,584.72 24,170.09
3/31/2006   24,991.69 24,659.07
4/30/2006   26,254.15 25,964.07
5/31/2006   25,722.59 25,387.80
6/30/2006   25,714.29 25,172.31
7/31/2006   25,897.01 24,976.62
8/31/2006   26,985.05 25,875.37
9/30/2006   27,774.09 26,633.97
10/31/2006  29,352.16 28,159.38
11/30/2006  31,196.01 29,984.30
12/31/2006  32,898.67 31,391.24
1/31/2007   33,131.23 31,318.01
2/28/2007   33,122.92 31,415.74
3/31/2007   34,684.39 32,715.16
4/30/2007   35,880.40 34,339.00
5/31/2007   36,362.13 34,559.59
6/30/2007   35,033.22 33,553.76
7/31/2007   34,850.50 33,365.13
8/31/2007   34,651.16 32,142.02
9/30/2007   33,455.15 30,320.58
10/31/2007  36,129.57 33,652.34
11/30/2007  31,951.83 29,758.35
12/31/2007  30,265.78 28,264.30
1/31/2008   28,230.90 25,990.00
2/29/2008   28,646.18 26,870.55
3/31/2008   28,538.21 26,532.84
4/30/2008   29,019.93 27,026.34
5/31/2008   29,102.99 27,154.23
6/30/2008   26,785.71 25,297.80
7/31/2008   25,847.18 24,288.46
8/31/2008   25,431.89 23,652.70
9/30/2008   21,503.32 19,303.37
10/31/2008  15,730.90 13,947.23
11/30/2008  14,617.94 12,653.82
12/31/2008  14,294.02 12,332.82
1/31/2009   13,945.18 12,265.18
2/28/2009   13,372.09 11,858.58
3/31/2009   13,953.49 12,546.32
4/30/2009   16,877.08 15,428.40
5/31/2009   18,604.65 17,057.98
6/30/2009   18,696.01 17,178.38
7/31/2009   20,315.61 18,759.16
8/31/2009   21,901.99 20,567.85
9/30/2009   22,541.53 21,042.33
10/31/2009  22,574.75 21,072.79
11/30/2009  22,508.31 20,853.53
12/31/2009  22,981.73 21,368.65
1/31/2010   22,757.48 21,269.47
2/28/2010   21,976.74 20,316.81
3/31/2010   23,820.60 22,107.47
4/30/2010   24,701.00 22,989.86
5/31/2010   21,910.30 20,226.43
6/30/2010   22,325.58 20,313.81
7/31/2010   25,340.53 22,757.26
8/31/2010   24,410.30 22,139.12
9/30/2010   27,018.27 24,578.39
10/31/2010  28,430.23 25,626.08
11/30/2010  27,034.88 24,558.85
12/31/2010  29,800.66 27,128.52
1/31/2011   30,232.56 27,390.91
2/28/2011   31,146.18 28,113.28
3/31/2011   30,573.09 27,628.21
4/30/2011   33,280.73 30,160.70
5/31/2011   33,081.40 29,778.97
6/30/2011   32,026.58 28,775.86
7/31/2011   31,818.94 28,696.23
8/31/2011   28,646.18 25,768.96
9/30/2011   25,755.81 23,051.45
10/31/2011  28,488.37 25,570.45

                      AVERAGE ANNUAL  ONE   FIVE    TEN
                      TOTAL RETURN    YEAR  YEARS  YEARS
                      --------------  ----  -----  -----
                                      0.20% -0.60% 11.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                           MSCI
            CONTINENTAL EUROPE EX
               SMALL     UK SMALL
              COMPANY   CAP INDEX
              SERIES    (NET DIV.)
            ----------- ----------
10/31/2001   10,000.00  10,000.00
11/30/2001   10,426.23  10,756.14
12/31/2001   10,516.39  10,854.44
1/31/2002    10,524.59  10,862.21
2/28/2002    10,680.33  10,914.49
3/31/2002    11,229.51  11,613.59
4/30/2002    11,680.33  11,931.29
5/31/2002    12,147.54  12,138.16
6/30/2002    12,147.54  11,861.08
7/31/2002    11,196.72  10,602.31
8/31/2002    11,049.18  10,326.98
9/30/2002     9,893.44   9,021.19
10/31/2002   10,196.72   9,563.57
11/30/2002   10,762.30  10,087.76
12/31/2002   10,959.02   9,850.93
1/31/2003    10,885.25   9,720.16
2/28/2003    10,565.57   9,292.75
3/31/2003    10,500.00   9,271.06
4/30/2003    11,811.48  10,633.78
5/31/2003    13,016.39  11,679.16
6/30/2003    13,229.51  11,852.81
7/31/2003    13,696.72  12,274.82
8/31/2003    14,000.00  12,628.64
9/30/2003    14,721.31  13,344.66
10/31/2003   15,631.15  14,459.38
11/30/2003   16,450.82  15,228.81
12/31/2003   17,475.41  16,025.45
1/31/2004    18,319.67  16,831.49
2/29/2004    18,934.43  17,399.32
3/31/2004    18,549.18  16,798.90
4/30/2004    18,327.87  16,534.35
5/31/2004    18,532.79  16,587.01
6/30/2004    19,090.16  17,178.66
7/31/2004    18,475.41  16,488.34
8/31/2004    18,590.16  16,540.62
9/30/2004    19,557.38  17,462.76
10/31/2004   20,295.08  18,202.98
11/30/2004   22,467.21  20,223.29
12/31/2004   23,631.15  21,234.33
1/31/2005    23,967.21  21,472.42
2/28/2005    25,508.20  22,976.81
3/31/2005    24,811.48  22,390.05
4/30/2005    24,155.74  21,731.32
5/31/2005    24,221.31  22,040.87
6/30/2005    24,877.05  22,746.24
7/31/2005    26,426.23  24,306.80
8/31/2005    27,319.67  24,996.99
9/30/2005    28,016.39  25,850.55
10/31/2005   26,631.15  24,066.45
11/30/2005   26,729.51  24,373.37
12/31/2005   28,114.75  25,785.86
1/31/2006    30,811.48  28,663.11
2/28/2006    31,704.92  29,472.42
3/31/2006    33,754.10  31,376.50
4/30/2006    36,081.97  33,599.80
5/31/2006    34,352.46  31,872.74
6/30/2006    33,713.11  31,146.44
7/31/2006    33,639.34  30,805.67
8/31/2006    34,532.79  31,530.47
9/30/2006    35,000.00  31,861.33
10/31/2006   36,762.30  33,564.19
11/30/2006   39,319.67  35,912.99
12/31/2006   41,196.72  37,607.07
1/31/2007    43,106.56  38,811.43
2/28/2007    43,180.33  38,977.52
3/31/2007    45,704.92  41,050.13
4/30/2007    48,114.75  43,534.46
5/31/2007    49,049.18  44,293.47
6/30/2007    48,516.39  43,870.15
7/31/2007    48,254.10  43,549.02
8/31/2007    46,540.98  41,578.04
9/30/2007    47,581.97  42,405.35
10/31/2007   49,877.05  44,942.91
11/30/2007   46,196.72  41,727.51
12/31/2007   45,311.48  40,882.27
1/31/2008    41,000.00  35,959.03
2/29/2008    42,762.30  38,135.17
3/31/2008    44,122.95  38,910.66
4/30/2008    44,655.74  39,575.33
5/31/2008    45,516.39  40,190.70
6/30/2008    41,680.33  36,476.45
7/31/2008    39,475.41  34,405.48
8/31/2008    38,401.64  33,465.93
9/30/2008    31,721.31  26,537.01
10/31/2008   23,254.10  19,070.42
11/30/2008   21,442.62  17,489.52
12/31/2008   23,680.33  19,105.69
1/31/2009    20,991.80  17,389.96
2/28/2009    19,180.33  15,858.85
3/31/2009    20,573.77  17,085.09
4/30/2009    23,942.62  20,641.43
5/31/2009    27,409.84  23,722.81
6/30/2009    27,073.77  23,418.72
7/31/2009    29,229.51  25,521.22
8/31/2009    31,680.33  28,140.39
9/30/2009    34,393.44  30,837.40
10/31/2009   33,434.43  29,995.79
11/30/2009   34,450.82  30,612.47
12/31/2009   34,344.26  30,750.49
1/31/2010    33,778.69  30,340.42
2/28/2010    33,065.57  29,476.79
3/31/2010    35,524.59  31,867.58
4/30/2010    35,188.52  31,666.40
5/31/2010    30,188.52  26,767.57
6/30/2010    30,000.00  26,367.41
7/31/2010    33,590.16  29,526.59
8/31/2010    32,057.38  28,123.38
9/30/2010    36,467.21  32,463.01
10/31/2010   38,590.16  34,545.61
11/30/2010   35,581.97  31,928.47
12/31/2010   40,196.72  36,398.58
1/31/2011    41,344.26  37,221.62
2/28/2011    42,057.38  37,852.76
3/31/2011    43,475.41  39,130.12
4/30/2011    46,418.03  41,863.46
5/31/2011    44,852.46  40,266.66
6/30/2011    43,409.84  38,966.49
7/31/2011    40,959.02  36,601.48
8/31/2011    36,754.10  32,777.62
9/30/2011    31,221.31  27,853.45
10/31/2011   34,426.23  30,905.90

                     AVERAGE ANNUAL   ONE    FIVE    TEN
                     TOTAL RETURN     YEAR   YEARS  YEARS
                     --------------  ------  -----  -----
                                     -10.75% -1.30% 13.16%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            CANADIAN    CANADA
             SMALL    SMALL CAP
            COMPANY     INDEX
             SERIES   (NET DIV.)
            --------- ----------
4/2/2007    10,000.00 10,000.00
4/30/2007   10,710.00 10,486.77
5/31/2007   11,420.00 11,331.42
6/30/2007   11,370.00 11,305.55
7/31/2007   11,300.00 11,024.40
8/31/2007   10,560.00 10,339.57
9/30/2007   11,730.00 11,599.69
10/31/2007  13,000.00 12,851.68
11/30/2007  11,020.00 10,808.72
12/31/2007  11,430.00 11,109.21
1/31/2008   10,350.00 10,107.38
2/29/2008   11,160.00 11,071.35
3/31/2008   10,290.00 10,199.20
4/30/2008   10,540.00 10,554.53
5/31/2008   11,140.00 11,104.08
6/30/2008   10,620.00 10,724.58
7/31/2008    9,710.00  9,775.01
8/31/2008    9,310.00  9,529.52
9/30/2008    7,190.00  7,506.38
10/31/2008   4,800.00  5,011.50
11/30/2008   4,180.00  4,559.69
12/31/2008   4,500.00  4,785.31
1/31/2009    4,530.00  4,833.49
2/28/2009    4,120.00  4,453.87
3/31/2009    4,380.00  4,708.45
4/30/2009    5,300.00  5,465.62
5/31/2009    6,340.00  6,621.52
6/30/2009    5,950.00  6,220.34
7/31/2009    6,700.00  6,995.57
8/31/2009    6,920.00  7,259.67
9/30/2009    7,910.00  8,156.87
10/31/2009   7,760.00  8,210.75
11/30/2009   8,420.00  8,899.60
12/31/2009   8,960.00  9,422.87
1/31/2010    8,540.00  9,031.08
2/28/2010    9,050.00  9,631.72
3/31/2010    9,770.00 10,453.70
4/30/2010   10,120.00 10,889.81
5/31/2010    9,150.00  9,929.20
6/30/2010    8,730.00  9,463.81
7/31/2010    9,440.00 10,233.79
8/31/2010    9,330.00 10,202.01
9/30/2010   10,430.00 11,318.76
10/31/2010  11,110.00 12,004.31
11/30/2010  11,650.00 12,509.34
12/31/2010  12,840.00 13,659.88
1/31/2011   12,780.00 13,499.73
2/28/2011   13,660.00 14,392.30
3/31/2011   13,680.00 14,395.94
4/30/2011   13,940.00 14,832.50
5/31/2011   13,360.00 14,235.58
6/30/2011   12,620.00 13,509.82
7/31/2011   12,810.00 13,867.52
8/31/2011   11,840.00 13,042.67
9/30/2011    9,600.00 10,655.16
10/31/2011  11,140.00 12,174.41

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  4/2/2007
                         --------------  ----  --------
                                         0.27%   2.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
                       EMERGING
            EMERGING   MARKETS
            MARKETS     INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  11,107.23 11,043.27
12/31/2001  11,969.70 11,919.10
1/31/2002   12,634.03 12,321.28
2/28/2002   12,470.86 12,521.02
3/31/2002   13,006.99 13,270.30
4/30/2002   13,146.85 13,355.36
5/31/2002   12,808.86 13,139.34
6/30/2002   11,841.49 12,150.05
7/31/2002   11,270.40 11,221.22
8/31/2002   11,305.36 11,392.69
9/30/2002   10,116.55 10,163.15
10/31/2002  10,536.13 10,823.45
11/30/2002  11,340.33 11,568.33
12/31/2002  10,885.78 11,183.53
1/31/2003   10,874.13 11,134.20
2/28/2003   10,710.96 10,821.37
3/31/2003   10,536.13 10,512.33
4/30/2003   11,958.04 11,447.16
5/31/2003   12,832.17 12,265.59
6/30/2003   13,333.33 12,960.90
7/31/2003   13,601.40 13,766.84
8/31/2003   14,219.11 14,688.09
9/30/2003   14,860.14 14,795.06
10/31/2003  15,990.68 16,053.85
11/30/2003  15,839.16 16,249.19
12/31/2003  17,505.83 17,425.74
1/31/2004   17,843.82 18,034.27
2/29/2004   18,636.36 18,861.27
3/31/2004   18,764.57 19,097.00
4/30/2004   17,575.76 17,533.32
5/31/2004   17,377.62 17,183.53
6/30/2004   17,692.31 17,256.72
7/31/2004   17,680.65 16,940.82
8/31/2004   18,170.16 17,643.35
9/30/2004   19,195.80 18,661.28
10/31/2004  19,731.93 19,107.15
11/30/2004  21,456.88 20,875.96
12/31/2004  22,855.48 21,878.59
1/31/2005   23,041.96 21,934.15
2/28/2005   24,755.24 23,847.87
3/31/2005   23,065.27 22,271.83
4/30/2005   22,517.48 21,673.95
5/31/2005   23,193.47 22,428.37
6/30/2005   23,892.77 23,190.38
7/31/2005   25,431.24 24,811.33
8/31/2005   25,594.41 25,023.81
9/30/2005   27,634.03 27,353.90
10/31/2005  26,258.74 25,566.00
11/30/2005  28,158.51 27,680.93
12/31/2005  29,790.21 29,317.06
1/31/2006   32,645.69 32,591.52
2/28/2006   32,552.45 32,552.84
3/31/2006   32,995.34 32,839.73
4/30/2006   34,976.69 35,178.14
5/31/2006   30,944.06 31,492.44
6/30/2006   30,909.09 31,415.46
7/31/2006   31,480.19 31,865.25
8/31/2006   32,470.86 32,677.19
9/30/2006   32,925.41 32,949.27
10/31/2006  34,895.10 34,513.80
11/30/2006  37,132.87 37,079.37
12/31/2006  38,636.36 38,748.91
1/31/2007   39,207.46 38,331.68
2/28/2007   38,613.05 38,104.17
3/31/2007   40,372.96 39,621.55
4/30/2007   42,960.37 41,455.91
5/31/2007   45,839.16 43,509.21
6/30/2007   46,596.74 45,548.75
7/31/2007   47,727.27 47,952.05
8/31/2007   46,911.42 46,932.97
9/30/2007   51,048.95 52,115.94
10/31/2007  56,655.01 57,927.95
11/30/2007  52,960.37 53,821.63
12/31/2007  52,773.89 54,010.37
1/31/2008   48,181.82 47,270.20
2/29/2008   49,720.28 50,759.33
3/31/2008   48,181.82 48,073.18
4/30/2008   51,631.70 51,974.50
5/31/2008   51,934.73 52,938.69
6/30/2008   46,608.39 47,658.72
7/31/2008   46,002.33 45,861.03
8/31/2008   43,275.06 42,197.96
9/30/2008   37,261.07 34,813.18
10/31/2008  27,447.55 25,285.56
11/30/2008  24,965.04 23,382.14
12/31/2008  26,923.08 25,205.85
1/31/2009   24,860.14 23,578.05
2/28/2009   23,251.75 22,247.96
3/31/2009   26,608.39 25,445.15
4/30/2009   30,559.44 29,679.48
5/31/2009   35,769.23 34,750.69
6/30/2009   35,466.20 34,282.58
7/31/2009   39,533.80 38,137.59
8/31/2009   39,673.66 38,001.05
9/30/2009   43,181.82 41,450.42
10/31/2009  42,272.73 41,501.69
11/30/2009  44,813.52 43,284.42
12/31/2009  46,433.57 44,993.77
1/31/2010   43,904.43 42,484.38
2/28/2010   44,440.56 42,633.91
3/31/2010   48,170.16 46,075.86
4/30/2010   48,461.54 46,634.07
5/31/2010   43,962.70 42,532.30
6/30/2010   44,032.63 42,219.64
7/31/2010   47,913.75 45,735.49
8/31/2010   46,806.53 44,847.26
9/30/2010   52,132.87 49,831.12
10/31/2010  53,717.95 51,278.04
11/30/2010  52,517.48 49,924.41
12/31/2010  56,794.87 53,486.99
1/31/2011   55,326.34 52,035.83
2/28/2011   54,941.72 51,550.58
3/31/2011   58,006.99 54,581.43
4/30/2011   60,034.97 56,274.56
5/31/2011   58,379.95 54,798.52
6/30/2011   57,692.31 53,955.51
7/31/2011   57,249.42 53,715.88
8/31/2011   52,622.38 48,915.60
9/30/2011   44,662.00 41,783.97
10/31/2011  50,256.41 47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.44% 7.57% 17.52%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            EMERGING   EMERGING
             MARKETS   MARKETS
            SMALL CAP   INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  11,040.22 11,043.27
12/31/2001  11,900.14 11,919.10
1/31/2002   12,815.53 12,321.28
2/28/2002   12,676.84 12,521.02
3/31/2002   13,481.28 13,270.30
4/30/2002   13,855.76 13,355.36
5/31/2002   13,758.67 13,139.34
6/30/2002   12,857.14 12,150.05
7/31/2002   12,260.75 11,221.22
8/31/2002   12,413.31 11,392.69
9/30/2002   10,998.61 10,163.15
10/31/2002  11,456.31 10,823.45
11/30/2002  12,343.97 11,568.33
12/31/2002  11,941.75 11,183.53
1/31/2003   12,163.66 11,134.20
2/28/2003   12,024.97 10,821.37
3/31/2003   11,941.75 10,512.33
4/30/2003   13,481.28 11,447.16
5/31/2003   14,507.63 12,265.59
6/30/2003   15,131.76 12,960.90
7/31/2003   15,450.76 13,766.84
8/31/2003   16,380.03 14,688.09
9/30/2003   17,004.16 14,795.06
10/31/2003  18,488.21 16,053.85
11/30/2003  18,862.69 16,249.19
12/31/2003  20,748.96 17,425.74
1/31/2004   21,373.09 18,034.27
2/29/2004   22,274.62 18,861.27
3/31/2004   22,649.10 19,097.00
4/30/2004   21,400.83 17,533.32
5/31/2004   20,513.18 17,183.53
6/30/2004   20,679.61 17,256.72
7/31/2004   20,832.18 16,940.82
8/31/2004   21,525.66 17,643.35
9/30/2004   22,718.45 18,661.28
10/31/2004  23,300.97 19,107.15
11/30/2004  25,506.24 20,875.96
12/31/2004  26,865.46 21,878.59
1/31/2005   27,628.29 21,934.15
2/28/2005   29,375.87 23,847.87
3/31/2005   27,364.77 22,271.83
4/30/2005   26,366.16 21,673.95
5/31/2005   26,879.33 22,428.37
6/30/2005   27,558.95 23,190.38
7/31/2005   29,098.47 24,811.33
8/31/2005   29,292.65 25,023.81
9/30/2005   31,234.40 27,353.90
10/31/2005  29,722.61 25,566.00
11/30/2005  31,844.66 27,680.93
12/31/2005  33,938.97 29,317.06
1/31/2006   37,239.94 32,591.52
2/28/2006   37,656.03 32,552.84
3/31/2006   38,335.65 32,839.73
4/30/2006   41,484.05 35,178.14
5/31/2006   37,128.99 31,492.44
6/30/2006   35,506.24 31,415.46
7/31/2006   36,324.55 31,865.25
8/31/2006   37,600.55 32,677.19
9/30/2006   38,668.52 32,949.27
10/31/2006  41,595.01 34,513.80
11/30/2006  44,757.28 37,079.37
12/31/2006  46,823.86 38,748.91
1/31/2007   47,753.12 38,331.68
2/28/2007   48,155.34 38,104.17
3/31/2007   50,332.87 39,621.55
4/30/2007   54,188.63 41,455.91
5/31/2007   58,515.95 43,509.21
6/30/2007   60,277.39 45,548.75
7/31/2007   63,231.62 47,952.05
8/31/2007   60,624.13 46,932.97
9/30/2007   64,798.89 52,115.94
10/31/2007  69,708.74 57,927.95
11/30/2007  64,147.02 53,821.63
12/31/2007  64,895.98 54,010.37
1/31/2008   57,115.12 47,270.20
2/29/2008   58,765.60 50,759.33
3/31/2008   56,033.29 48,073.18
4/30/2008   59,445.22 51,974.50
5/31/2008   59,112.34 52,938.69
6/30/2008   52,302.36 47,658.72
7/31/2008   51,511.79 45,861.03
8/31/2008   48,404.99 42,197.96
9/30/2008   39,694.87 34,813.18
10/31/2008  27,669.90 25,285.56
11/30/2008  25,991.68 23,382.14
12/31/2008  29,681.00 25,205.85
1/31/2009   27,420.25 23,578.05
2/28/2009   25,742.03 22,247.96
3/31/2009   29,292.65 25,445.15
4/30/2009   35,228.85 29,679.48
5/31/2009   43,231.62 34,750.69
6/30/2009   43,023.58 34,282.58
7/31/2009   48,529.82 38,137.59
8/31/2009   49,112.34 38,001.05
9/30/2009   53,217.75 41,450.42
10/31/2009  53,176.14 41,501.69
11/30/2009  56,338.42 43,284.42
12/31/2009  59,445.22 44,993.77
1/31/2010   56,837.73 42,484.38
2/28/2010   57,822.47 42,633.91
3/31/2010   62,773.93 46,075.86
4/30/2010   63,814.15 46,634.07
5/31/2010   57,420.25 42,532.30
6/30/2010   58,959.78 42,219.64
7/31/2010   64,396.67 45,735.49
8/31/2010   64,715.67 44,847.26
9/30/2010   72,593.62 49,831.12
10/31/2010  75,492.37 51,278.04
11/30/2010  73,481.28 49,924.41
12/31/2010  77,711.51 53,486.99
1/31/2011   74,452.15 52,035.83
2/28/2011   72,288.49 51,550.58
3/31/2011   76,324.55 54,581.43
4/30/2011   80,360.61 56,274.56
5/31/2011   78,571.43 54,798.52
6/30/2011   78,557.56 53,955.51
7/31/2011   79,459.08 53,715.88
8/31/2011   71,941.75 48,915.60
9/30/2011   59,167.82 41,783.97
10/31/2011  65,728.16 47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -12.94% 9.58% 20.72%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 3000(R) Index.................................. 7.90%
         Russell Microcap(R) Index (micro cap stocks)........... 2.11%
         Russell 2000(R) Index (small cap stocks)............... 6.71%
         Russell 1000(R) Index (large cap stocks)............... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84% Russell 1000(R) Value Index (large cap value stocks)... 6.16% Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Series held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 5.69% for the Series and 6.16% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Series' higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    -3.70%
                 MSCI World ex USA Small Cap Index.    -2.01%
                 MSCI World ex USA Value Index.....    -4.74%
                 MSCI World ex USA Growth Index....    -2.73%
--------
   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN    RETURN
   ---------------------------------------------------  -------- -----------
   United Kingdom......................................    1.14%     2.10%
   Japan...............................................   -5.45%    -2.33%
   Canada..............................................   -2.57%    -0.18%
   France..............................................  -11.83%   -11.52%
   Australia...........................................   -4.39%     3.49%

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN    RETURN
   ---------------------------------------------------  -------- -----------
   Switzerland.........................................   -9.66%     2.03%
   Germany.............................................   -7.39%    -7.07%
   Spain...............................................  -15.21%   -14.91%
   Sweden..............................................   -7.75%    -4.35%
   Hong Kong...........................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST EMERGING MARKETS BY MARKET CAP            RETURN    RETURN
   ------------------------------------------           -------- -----------
   China...............................................  -15.62%   -15.76%
   Brazil..............................................  -12.71%   -12.57%
   South Korea.........................................    4.63%     6.24%
   Taiwan..............................................   -5.30%    -3.07%
   South Africa........................................   10.15%    -2.95%
   India...............................................  -12.30%   -19.99%
   Russia..............................................   -1.24%     0.22%
   Mexico..............................................    5.26%    -1.38%
   Malaysia............................................    2.08%     3.53%
   Indonesia...........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2011, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2011, total returns were -8.04% for the Series and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Series' larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Series' relative performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of U.S. markets, while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,400 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 10.07% for the Series and 9.17% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market rather than the behavior of a limited number of stocks. In general, Japanese small cap stocks significantly outperformed Japanese mid cap and large cap stocks over the period. In particular, the smallest Japanese stocks outperformed all other market capitalizations. The Series has a higher allocation to the smallest market capitalization segment than the Index, which contributed significantly to the Series' relative outperformance. The positive contribution from size allocation differences was partially offset by differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,100 securities across the eligible countries. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were -5.15% for the Series and -3.65% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In general, Asia Pacific small cap stocks underperformed Asia Pacific mid cap and large cap stocks over the period. In particular, micro cap stocks in Hong Kong and Singapore did especially poorly. Relative to the Index, the Series' higher allocation to the smallest stocks had a significant negative impact on the Series' relative performance. The Series' relative underperformance was also affected by differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 375 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were 0.20% for the Series and -0.22% for the MSCI UK Small Cap Index (net dividends). One of the primary contributors to the Series' performance relative to the Index was the Series' exclusion of securities traded on the AIM segment of the London Stock Exchange. The Index includes these securities, which significantly underperformed, contributing to the Series' relative outperformance. The positive impact of the foregoing contributors to relative performance was partially offset by differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,500 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Series was mostly invested in equities throughout the year. The average cash level for period was less than 1% of the Series' assets.

   As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -10.75% for the Series and -10.54% for the MSCI Europe ex UK Small Cap Index (net dividends). Overall, the Series' underperformance was primarily attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 450 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 0.27% for the Series and 1.42% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market rather than the behavior of a limited number of stocks. Relative to the Index, the Series' underperformance was primarily due to differences in construction methodology and the timing of Index rebalancing. For example, two outperforming stocks in the materials sector, New Gold and Equinox Minerals, moved outside Dimensional's small cap universe during the period and were held at lower average weights in the Series than in the Index. Yellow Media, the worst performing stock in Canada during this period, was not added to the Index until August but was eligible for the Series' earlier in the year. The combination of having lower weights in two outperforming stocks and a higher weight in an underperforming stock led to the Series' relative underperformance. The time of valuation of currency can create differences between the performance of the Series and the Index.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 850 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.44% for the Series and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative outperformance was primarily due to differences in country weight allocations and in the composition of the Series' holdings relative to the Index. In particular, the Series' lower weight in China, which underperformed, contributed significantly to the Series' relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Series and the Index.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 2,550 securities in 15 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -12.94% for the Series and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series' underperformance was primarily due to emerging markets small cap stocks significantly underperforming their large cap counterparts during the period. The Series holds primarily small cap stocks, whereas the Index holds primarily large cap and mid cap stocks. To a lesser extent, an additional component of the Series' performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return..................... $1,000.00 $  865.94    0.12%    $0.56
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.60    0.12%    $0.61

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return..................... $1,000.00 $  802.34    0.23%    $1.04
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.05    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/11  10/31/11    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  984.11    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

THE ASIA PACIFIC SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  834.53    0.17%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.35    0.17%    $0.87

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  855.99    0.13%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  741.64    0.16%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.40    0.16%    $0.82

THE CANADIAN SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  799.14    0.15%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

THE EMERGING MARKETS SERIES
Actual Fund Return...................... $1,000.00 $  837.13    0.22%    $1.02
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.22%    $1.12

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return...................... $1,000.00 $  817.90    0.36%    $1.65
Hypothetical 5% Annual Return........... $1,000.00 $1,023.39    0.36%    $1.84

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                   Consumer Discretionary.............  15.8%
                   Consumer Staples...................   9.1%
                   Energy.............................  17.8%
                   Financials.........................  18.0%
                   Health Care........................  10.9%
                   Industrials........................  14.3%
                   Information Technology.............   3.5%
                   Materials..........................   2.7%
                   Telecommunication Services.........   6.4%
                   Utilities..........................   1.5%
                                                       -----
                                                       100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                   Consumer Discretionary.............  13.2%
                   Consumer Staples...................   5.8%
                   Energy.............................  13.8%
                   Financials.........................  27.8%
                   Health Care........................   1.8%
                   Industrials........................   9.9%
                   Information Technology.............   2.6%
                   Materials..........................  12.3%
                   Other..............................    --
                   Telecommunication Services.........   9.1%
                   Utilities..........................   3.7%
                                                       -----
                                                       100.0%

                       THE JAPANESE SMALL COMPANY SERIES

                   Consumer Discretionary.............  23.1%
                   Consumer Staples...................  10.1%
                   Energy.............................   1.0%
                   Financials.........................  11.4%
                   Health Care........................   4.2%
                   Industrials........................  27.0%
                   Information Technology.............  10.8%
                   Materials..........................  11.8%
                   Utilities..........................   0.6%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                   Consumer Discretionary.............  22.5%
                   Consumer Staples...................   3.8%
                   Energy.............................   6.8%
                   Financials.........................  11.0%
                   Health Care........................   5.6%
                   Industrials........................  22.7%
                   Information Technology.............   4.1%
                   Materials..........................  17.2%
                   Other..............................    --
                   Telecommunication Services.........   2.2%
                   Utilities..........................   4.1%
                                                       -----
                                                       100.0%

                       THE CANADIAN SMALL COMPANY SERIES

                   Consumer Discretionary.............  10.2%
                   Consumer Staples...................   3.1%
                   Energy.............................  25.6%
                   Financials.........................   7.3%
                   Health Care........................   2.0%
                   Industrials........................   9.0%
                   Information Technology.............   5.6%
                   Materials..........................  34.3%
                   Telecommunication Services.........   0.3%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                   Consumer Discretionary.............  22.7%
                   Consumer Staples...................   4.1%
                   Energy.............................   4.7%
                   Financials.........................  13.5%
                   Health Care........................   1.9%
                   Industrials........................  30.7%
                   Information Technology.............  10.2%
                   Materials..........................   7.3%
                   Other..............................    --
                   Telecommunication Services.........   2.3%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                          THE EMERGING MARKETS SERIES

                   Consumer Discretionary.............   8.4%
                   Consumer Staples...................   9.2%
                   Energy.............................  14.1%
                   Financials.........................  21.6%
                   Health Care........................   1.0%
                   Industrials........................   6.8%
                   Information Technology.............  13.1%
                   Materials..........................  13.7%
                   Other..............................    --
                   Telecommunication Services.........   8.7%
                   Utilities..........................   3.4%
                                                       -----
                                                       100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES

                   Consumer Discretionary.............  13.7%
                   Consumer Staples...................   7.8%
                   Energy.............................   5.5%
                   Financials.........................  17.8%
                   Health Care........................   8.8%
                   Industrials........................  25.2%
                   Information Technology.............   9.7%
                   Materials..........................   8.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   1.3%
                   Utilities..........................   2.2%
                                                       -----
                                                       100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES

                   Consumer Discretionary.............  18.5%
                   Consumer Staples...................  11.4%
                   Energy.............................   1.8%
                   Financials.........................  17.3%
                   Health Care........................   4.8%
                   Industrials........................  16.8%
                   Information Technology.............   9.2%
                   Materials..........................  15.3%
                   Other..............................   0.1%
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   1.1%
                   Utilities..........................   3.7%
                                                       -----
                                                       100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (14.6%)
   Carnival Corp.....................  2,260,335 $   79,586,395       0.9%
  #CBS Corp. Class B.................  3,627,769     93,632,718       1.0%
  #Comcast Corp. Class A.............  9,940,714    233,109,743       2.5%
   Comcast Corp. Special Class A.....  3,843,964     88,411,172       0.9%
  *Liberty Interactive Corp. Class A.  3,316,465     54,489,520       0.6%
  #News Corp. Class A................  9,024,175    158,103,546       1.7%
  #News Corp. Class B................  3,247,295     57,964,216       0.6%
  #Time Warner Cable, Inc............  2,004,056    127,638,327       1.4%
  #Time Warner, Inc..................  6,251,359    218,735,051       2.3%
   Other Securities..................               356,593,391       3.8%
                                                 --------------      ----
Total Consumer Discretionary.........             1,468,264,079      15.7%
                                                 --------------      ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.........  3,072,555     88,919,742       0.9%
  #CVS Caremark Corp.................  6,703,937    243,352,913       2.6%
   Kraft Foods, Inc. Class A.........  6,937,764    244,070,538       2.6%
   Other Securities..................               269,707,477       2.9%
                                                 --------------      ----
Total Consumer Staples...............               846,050,670       9.0%
                                                 --------------      ----
Energy -- (16.5%)
   Anadarko Petroleum Corp...........  2,511,298    197,136,893       2.1%
  #Apache Corp.......................    722,673     71,999,911       0.8%
  #Chesapeake Energy Corp............  3,189,528     89,689,527       1.0%
  #Chevron Corp......................  1,013,563    106,474,793       1.1%
   ConocoPhillips....................  5,710,341    397,725,251       4.3%
   Devon Energy Corp.................    734,202     47,686,420       0.5%
   Hess Corp.........................  1,462,821     91,514,082       1.0%
   Marathon Oil Corp.................  3,514,978     91,494,877       1.0%
   Marathon Petroleum Corp...........  1,757,489     63,093,855       0.7%
  #National Oilwell Varco, Inc.......  1,891,996    134,956,075       1.4%
   Valero Energy Corp................  2,742,854     67,474,208       0.7%
   Other Securities..................               302,245,745       3.2%
                                                 --------------      ----
Total Energy.........................             1,661,491,637      17.8%
                                                 --------------      ----
Financials -- (16.7%)
   Bank of America Corp.............. 23,609,592    161,253,513       1.7%
  #Capital One Financial Corp........  2,343,277    106,994,028       1.1%
   Citigroup, Inc....................  7,841,714    247,719,745       2.7%
   CME Group, Inc....................    315,128     86,836,672       0.9%
   Loews Corp........................  2,340,216     92,906,575       1.0%
 #*MetLife, Inc......................  4,759,859    167,356,642       1.8%
   Morgan Stanley....................  3,076,864     54,275,881       0.6%
 #*Prudential Financial, Inc.........  2,326,280    126,084,376       1.4%
   SunTrust Banks, Inc...............  2,564,707     50,601,669       0.5%
   Other Securities..................               584,543,271       6.3%
                                                 --------------      ----
Total Financials.....................             1,678,572,372      18.0%
                                                 --------------      ----
Health Care -- (10.1%)
   Aetna, Inc........................  1,938,699     77,082,672       0.8%
   Humana, Inc.......................    712,843     60,513,242       0.7%
   Pfizer, Inc....................... 17,575,216    338,498,660       3.6%
  *Thermo Fisher Scientific, Inc.....  1,994,284    100,252,657       1.1%
   UnitedHealth Group, Inc...........  2,296,880    110,227,271       1.2%
   WellPoint, Inc....................  2,580,122    177,770,406       1.9%
   Other Securities..................               149,779,340       1.6%
                                                 --------------      ----
Total Health Care....................             1,014,124,248      10.9%
                                                 --------------      ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                             SHARES         VALUE+      OF NET ASSETS**
                                                                           ------------ --------------- ---------------
Industrials -- (13.3%)
   CSX Corp...............................................................    6,342,908 $   140,875,987        1.5%
   General Electric Co....................................................   21,437,880     358,226,975        3.8%
   Norfolk Southern Corp..................................................    2,045,548     151,350,097        1.6%
  #Northrop Grumman Corp..................................................    1,627,982      94,015,960        1.0%
   Tyco International, Ltd................................................    1,426,599      64,981,584        0.7%
   Union Pacific Corp.....................................................    2,590,289     257,915,076        2.8%
   Other Securities.......................................................                  269,921,810        2.9%
                                                                                        ---------------      -----
Total Industrials.........................................................                1,337,287,489       14.3%
                                                                                        ---------------      -----
Information Technology -- (3.2%)
   Other Securities.......................................................                  324,040,085        3.5%
                                                                                        ---------------      -----
Materials -- (2.5%)
  #Alcoa, Inc.............................................................    5,357,434      57,645,990        0.6%
   International Paper Co.................................................    2,299,481      63,695,624        0.7%
   Other Securities.......................................................                  129,095,337        1.4%
                                                                                        ---------------      -----
Total Materials...........................................................                  250,436,951        2.7%
                                                                                        ---------------      -----
Telecommunication Services -- (5.9%)
   AT&T, Inc..............................................................   13,044,608     382,337,460        4.1%
  #CenturyLink, Inc.......................................................    1,882,865      66,389,820        0.7%
   Verizon Communications, Inc............................................    1,811,751      66,998,552        0.7%
   Other Securities.......................................................                   84,468,354        0.9%
                                                                                        ---------------      -----
Total Telecommunication Services..........................................                  600,194,186        6.4%
                                                                                        ---------------      -----
Utilities -- (1.4%)
   Public Service Enterprise Group, Inc...................................    1,895,147      63,866,454        0.7%
   Other Securities.......................................................                   73,820,471        0.8%
                                                                                        ---------------      -----
Total Utilities...........................................................                  137,686,925        1.5%
                                                                                        ---------------      -----
TOTAL COMMON STOCKS.......................................................                9,318,148,642       99.8%
                                                                                        ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....   15,006,327      15,006,327        0.1%
                                                                                        ---------------      -----

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund........................................  724,867,696     724,867,696        7.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $284,470 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $285,492) to be repurchased at $276,185.......... $        276         276,184        0.0%
                                                                                        ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                  725,143,880        7.8%
                                                                                        ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,292,882,883)....................................................              $10,058,298,849      107.7%
                                                                                        ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                            ---------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            -------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary.. $1,468,264,079           --   --    $ 1,468,264,079
   Consumer Staples........    846,050,670           --   --        846,050,670
   Energy..................  1,661,491,637           --   --      1,661,491,637
   Financials..............  1,678,572,372           --   --      1,678,572,372
   Health Care.............  1,014,124,248           --   --      1,014,124,248
   Industrials.............  1,337,287,489           --   --      1,337,287,489
   Information Technology..    324,040,085           --   --        324,040,085
   Materials...............    250,436,951           --   --        250,436,951
   Telecommunication
     Services..............    600,194,186           --   --        600,194,186
   Utilities...............    137,686,925           --   --        137,686,925
Temporary Cash Investments.     15,006,327           --   --         15,006,327
Securities Lending
  Collateral...............             -- $725,143,880   --        725,143,880
                            -------------- ------------   --    ---------------
TOTAL...................... $9,333,154,969 $725,143,880   --    $10,058,298,849
                            ============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (5.1%)
   National Australia Bank, Ltd......... 1,758,678 $ 46,973,112       0.7%
   Wesfarmers, Ltd...................... 2,539,298   86,154,389       1.2%
   Other Securities.....................            254,775,155       3.7%
                                                   ------------      ----
TOTAL AUSTRALIA.........................            387,902,656       5.6%
                                                   ------------      ----
AUSTRIA -- (0.3%)
   Other Securities.....................             20,634,227       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
   Other Securities.....................             59,337,610       0.9%
                                                   ------------      ----
CANADA -- (12.2%)
  #Encana Corp.......................... 2,051,015   44,487,529       0.6%
   Goldcorp, Inc........................   952,168   46,330,723       0.7%
   Kinross Gold Corp.................... 2,678,826   38,190,236       0.5%
  #Manulife Financial Corp.............. 4,206,497   55,537,999       0.8%
  #Sun Life Financial, Inc.............. 1,513,735   38,209,754       0.5%
   Suncor Energy, Inc................... 3,046,286   97,034,944       1.4%
  #Teck Resources, Ltd. Class B......... 1,483,730   59,483,171       0.9%
  #Thomson Reuters Corp................. 1,832,184   54,207,280       0.8%
  #TransCanada Corp..................... 1,901,357   80,823,171       1.2%
   Other Securities.....................            418,371,148       6.0%
                                                   ------------      ----
TOTAL CANADA............................            932,675,955      13.4%
                                                   ------------      ----
DENMARK -- (1.0%)
   Other Securities.....................             78,190,915       1.1%
                                                   ------------      ----
FINLAND -- (0.5%)
   Other Securities.....................             38,755,297       0.6%
                                                   ------------      ----
FRANCE -- (8.1%)
   AXA SA............................... 4,058,877   65,282,762       0.9%
   Cie de Saint-Gobain SA............... 1,039,077   48,023,542       0.7%
   GDF Suez SA.......................... 2,974,295   83,793,967       1.2%
   Societe Generale SA.................. 1,383,654   39,616,437       0.6%
   Vivendi SA........................... 3,567,218   79,714,572       1.2%
   Other Securities.....................            301,029,827       4.3%
                                                   ------------      ----
TOTAL FRANCE............................            617,461,107       8.9%
                                                   ------------      ----
GERMANY -- (7.6%)
   Allianz SE...........................   409,076   45,514,671       0.7%
   Bayerische Motoren Werke AG..........   915,762   74,391,132       1.1%
   Daimler AG........................... 2,088,586  106,077,407       1.5%
   Deutsche Bank AG..................... 1,039,440   42,979,349       0.6%
   Deutsche Telekom AG.................. 2,852,483   36,238,329       0.5%
  #Deutsche Telekom AG Sponsored ADR.... 3,099,741   39,366,711       0.6%
   E.ON AG.............................. 2,426,569   58,516,673       0.8%
   Munchener
     Rueckversicherungs-Gesellschaft AG.   400,624   53,651,325       0.8%
   Other Securities.....................            124,509,792       1.8%
                                                   ------------      ----
TOTAL GERMANY...........................            581,245,389       8.4%
                                                   ------------      ----
GREECE -- (0.1%)
   Other Securities.....................              4,894,561       0.1%
                                                   ------------      ----
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd............... 5,618,000   51,349,161       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
 HONG KONG -- (Continued)
    Other Securities.................            $   55,518,530       0.8%
                                                 --------------      ----
 TOTAL HONG KONG.....................               106,867,691       1.5%
                                                 --------------      ----
 IRELAND -- (0.2%)
    Other Securities.................                15,199,876       0.2%
                                                 --------------      ----
 ISRAEL -- (0.5%)
    Other Securities.................                38,329,881       0.5%
                                                 --------------      ----
 ITALY -- (1.2%)
    Other Securities.................                89,164,763       1.3%
                                                 --------------      ----
 JAPAN -- (19.3%)
    Mitsubishi Heavy Industries, Ltd.  9,007,000     36,699,293       0.5%
   #Mitsubishi UFJ Financial Group,
     Inc............................. 15,413,706     66,987,001       1.0%
    Nissan Motor Co., Ltd............  4,503,100     41,404,872       0.6%
   #Sony Corp. Sponsored ADR.........  1,801,665     37,780,915       0.5%
    Sumitomo Corp....................  3,241,900     40,138,454       0.6%
   #Toyota Motor Corp. Sponsored ADR.    673,198     44,909,039       0.7%
    Other Securities.................             1,205,111,310      17.3%
                                                 --------------      ----
 TOTAL JAPAN.........................             1,473,030,884      21.2%
                                                 --------------      ----
 MALAYSIA -- (0.0%)
    Other Securities.................                        --       0.0%
                                                 --------------      ----
 NETHERLANDS -- (2.8%)
   #ArcelorMittal NV.................  2,446,831     50,730,198       0.7%
   *ING Groep NV.....................  4,345,626     37,463,546       0.5%
    Koninklijke Philips Electronics
      NV.............................  1,939,039     40,364,410       0.6%
    Other Securities.................                87,853,051       1.3%
                                                 --------------      ----
 TOTAL NETHERLANDS...................               216,411,205       3.1%
                                                 --------------      ----
 NEW ZEALAND -- (0.1%)
    Other Securities.................                 6,099,517       0.1%
                                                 --------------      ----
 NORWAY -- (1.0%)
    Other Securities.................                72,663,534       1.0%
                                                 --------------      ----
 PORTUGAL -- (0.1%)
    Other Securities.................                 5,744,115       0.1%
                                                 --------------      ----
 SINGAPORE -- (1.0%)
    Other Securities.................                78,508,852       1.1%
                                                 --------------      ----
 SPAIN -- (2.8%)
    Banco Santander SA...............  4,170,537     35,298,849       0.5%
    Repsol YPF SA Sponsored ADR......  1,432,181     43,208,901       0.6%
    Other Securities.................               131,339,944       1.9%
                                                 --------------      ----
 TOTAL SPAIN.........................               209,847,694       3.0%
                                                 --------------      ----
 SWEDEN -- (2.2%)
    Nordea Bank AB...................  4,070,233     36,961,282       0.5%
    Other Securities.................               133,018,079       1.9%
                                                 --------------      ----
 TOTAL SWEDEN........................               169,979,361       2.4%
                                                 --------------      ----
 SWITZERLAND -- (4.9%)
    Holcim, Ltd......................    886,165     56,117,367       0.8%
   *Swiss Re, Ltd....................  1,108,107     60,500,983       0.9%
   *UBS AG...........................  3,071,652     38,820,179       0.5%
    Zurich Financial Services AG.....    322,634     74,348,937       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
SWITZERLAND -- (Continued)
   Other Securities..........................              $  140,256,396        2.0%
                                                           --------------      -----
TOTAL SWITZERLAND............................                 370,043,862        5.3%
                                                           --------------      -----
UNITED KINGDOM -- (17.1%)
   Aviva P.L.C...............................    7,470,381     40,755,092        0.6%
  #Barclays P.L.C. Sponsored ADR.............    4,308,754     53,902,513        0.8%
   BP P.L.C. Sponsored ADR...................    2,525,358    111,570,316        1.6%
   Kingfisher P.L.C..........................   10,285,817     42,615,041        0.6%
   Royal Dutch Shell P.L.C. ADR..............    3,323,210    238,606,478        3.4%
   Vodafone Group P.L.C......................   34,976,333     97,118,175        1.4%
   Vodafone Group P.L.C. Sponsored ADR.......    8,700,738    242,228,546        3.5%
   William Morrison Supermarkets P.L.C.......    8,127,143     39,411,911        0.6%
   Xstrata P.L.C.............................    4,186,332     69,729,764        1.0%
   Other Securities..........................                 370,447,348        5.3%
                                                           --------------      -----
TOTAL UNITED KINGDOM.........................               1,306,385,184       18.8%
                                                           --------------      -----
TOTAL COMMON STOCKS..........................               6,879,374,136       98.9%
                                                           --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities..........................                  19,462,153        0.3%
                                                           --------------      -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities..........................                   1,391,631        0.0%
                                                           --------------      -----

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund...........  715,664,286    715,664,286       10.3%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $2,921,919) to be
     repurchased at $2,864,635............... $      2,865      2,864,626        0.0%
                                                           --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........                 718,528,912       10.3%
                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,061,653,062)......................              $7,618,756,832      109.5%
                                                           ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $    6,629,134 $  381,273,522   --    $  387,902,656
    Austria...............             --     20,634,227   --        20,634,227
    Belgium...............      3,455,957     55,881,653   --        59,337,610
    Canada................    932,675,955             --   --       932,675,955
    Denmark...............             --     78,190,915   --        78,190,915
    Finland...............      1,388,619     37,366,678   --        38,755,297
    France................     28,654,193    588,806,914   --       617,461,107
    Germany...............     88,531,841    492,713,548   --       581,245,389
    Greece................        335,251      4,559,310   --         4,894,561
    Hong Kong.............             --    106,867,691   --       106,867,691
    Ireland...............      4,784,538     10,415,338   --        15,199,876
    Israel................      5,756,752     32,573,129   --        38,329,881
    Italy.................     23,300,035     65,864,728   --        89,164,763
    Japan.................    117,374,320  1,355,656,564   --     1,473,030,884
    Malaysia..............             --             --   --                --
    Netherlands...........     13,867,890    202,543,315   --       216,411,205
    New Zealand...........             --      6,099,517   --         6,099,517
    Norway................        311,480     72,352,054   --        72,663,534
    Portugal..............             --      5,744,115   --         5,744,115
    Singapore.............             --     78,508,852   --        78,508,852
    Spain.................     55,061,813    154,785,881   --       209,847,694
    Sweden................      9,912,006    160,067,355   --       169,979,361
    Switzerland...........     52,276,796    317,767,066   --       370,043,862
    United Kingdom........    701,196,382    605,188,802   --     1,306,385,184
 Preferred Stocks
    Germany...............             --     19,462,153   --        19,462,153
 Rights/Warrants
    Hong Kong.............             --      1,391,631   --         1,391,631
 Securities Lending
   Collateral.............             --    718,528,912   --       718,528,912
                           -------------- --------------   --    --------------
 TOTAL.................... $2,045,512,962 $5,573,243,870   --    $7,618,756,832
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                       --------- ------------ ---------------
   COMMON STOCKS -- (89.2%)
   Consumer Discretionary -- (20.6%)
      Aoyama Trading Co., Ltd.........   250,500 $  3,957,036       0.3%
      Autobacs Seven Co., Ltd.........    97,200    4,450,886       0.3%
     *Haseko Corp..................... 5,986,000    3,763,301       0.2%
      Komeri Co., Ltd.................   121,500    3,827,963       0.3%
     #Nifco, Inc......................   191,700    4,999,788       0.3%
    #*Pioneer Electronic Corp.........   981,300    3,934,768       0.3%
      Ryohin Keikaku Co., Ltd.........    94,300    4,475,211       0.3%
      Shimachu Co., Ltd...............   187,000    4,033,239       0.3%
      SKY Perfect JSAT Holdings, Inc..     7,630    3,708,231       0.2%
      Sumitomo Forestry Co., Ltd......   436,666    3,778,511       0.3%
      Toyobo Co., Ltd................. 3,218,000    4,570,007       0.3%
     #Zensho Co., Ltd.................   298,400    3,723,858       0.2%
      Other Securities................            293,744,594      19.5%
                                                 ------------      ----
   Total Consumer Discretionary.......            342,967,393      22.8%
                                                 ------------      ----
   Consumer Staples -- (9.0%)
      Fuji Oil Co., Ltd...............   258,900    3,674,846       0.2%
     #Megmilk Snow Brand Co., Ltd.....   194,300    3,735,258       0.3%
      Nichirei Corp................... 1,019,000    4,522,962       0.3%
      Takara Holdings, Inc............   714,000    4,219,127       0.3%
      Other Securities................            134,068,275       8.9%
                                                 ------------      ----
   Total Consumer Staples.............            150,220,468      10.0%
                                                 ------------      ----
   Energy -- (0.9%)
      Other Securities................             15,515,236       1.0%
                                                 ------------      ----
   Financials -- (10.1%)
      Bank of Okinawa, Ltd. (The).....    92,500    3,692,807       0.2%
      Century Tokyo Leasing Corp......   223,890    4,476,323       0.3%
      Daishi Bank, Ltd. (The)......... 1,398,000    4,448,525       0.3%
      Hyakugo Bank, Ltd. (The)........ 1,045,609    4,066,286       0.3%
      Hyakujishi Bank, Ltd. (The)..... 1,022,000    3,913,596       0.2%
      Juroku Bank, Ltd................ 1,331,000    3,980,608       0.3%
      Kiyo Holdings, Inc.............. 2,635,900    3,720,995       0.2%
      Musashino Bank, Ltd.............   130,300    4,143,571       0.3%
      Ogaki Kyoritsu Bank, Ltd. (The). 1,315,000    4,076,621       0.3%
      San-in Godo Bank, Ltd. (The)....   592,000    4,303,496       0.3%
      Tokyo Tatemono Co., Ltd......... 1,552,000    4,870,859       0.3%
      Other Securities................            123,207,469       8.2%
                                                 ------------      ----
   Total Financials...................            168,901,156      11.2%
                                                 ------------      ----
   Health Care -- (3.8%)
      Kaken Pharmaceutical Co., Ltd...   353,000    4,430,753       0.3%
      KYORIN Holdings, Inc............   205,000    3,772,136       0.3%
     #Nihon Kohden Corp...............   159,200    3,716,689       0.2%
      Rohto Pharmaceutical Co., Ltd...   360,000    4,147,178       0.3%
     #Sawai Pharmaceutical Co., Ltd...    50,500    4,723,834       0.3%
      Other Securities................             42,255,491       2.8%
                                                 ------------      ----
   Total Health Care..................             63,046,081       4.2%
                                                 ------------      ----
   Industrials -- (24.1%)
      Duskin Co., Ltd.................   212,500    4,129,397       0.3%
      Hitachi Zosen Corp.............. 2,951,000    3,989,842       0.3%
     #Miura Co., Ltd..................   137,600    3,691,708       0.2%
      Nachi-Fujikoshi Corp............   663,000    3,674,507       0.2%
      OKUMA Corp......................   517,000    3,805,376       0.3%
      OSG Corp........................   289,400    3,708,430       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                           SHARES        VALUE++     OF NET ASSETS**
                                         ------------ -------------- ---------------
Industrials -- (Continued)
   Sankyu, Inc..........................      969,000 $    3,836,727        0.3%
   Other Securities.....................                 374,966,815       24.9%
                                                      --------------      -----
Total Industrials.......................                 401,802,802       26.7%
                                                      --------------      -----
Information Technology -- (9.6%)
  #Anritsu Corp.........................      458,000      5,178,398        0.4%
   Capcom Co., Ltd......................      205,600      5,378,552        0.4%
   Horiba, Ltd..........................      160,950      5,105,623        0.3%
   IT Holdings Corp.....................      357,401      3,671,509        0.3%
   Net One Systems Co., Ltd.............        1,984      5,160,385        0.3%
   Other Securities.....................                 135,587,936        9.0%
                                                      --------------      -----
Total Information Technology............                 160,082,403       10.7%
                                                      --------------      -----
Materials -- (10.6%)
   FP Corp..............................       61,200      3,896,208        0.3%
  #Hokuetsu Kishu Paper Co., Ltd........      862,199      5,674,954        0.4%
  #Sumitomo Osaka Cement Co., Ltd.......    1,640,000      4,968,204        0.3%
   Taiheiyo Cement Corp.................    2,664,000      5,175,243        0.3%
   Toagosei Co., Ltd....................    1,096,000      4,895,489        0.3%
   Tokai Carbon Co., Ltd................      825,000      4,092,463        0.3%
   Other Securities.....................                 147,158,740        9.8%
                                                      --------------      -----
Total Materials.........................                 175,861,301       11.7%
                                                      --------------      -----
Utilities -- (0.5%)
   Other Securities.....................                   8,117,479        0.6%
                                                      --------------      -----
TOTAL COMMON STOCKS.....................               1,486,514,319       98.9%
                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.....................                          --        0.0%
                                                      --------------      -----

                                           SHARES/
                                            FACE
                                           AMOUNT        VALUE+
                                         ------------ --------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@DFA Short Term Investment Fund......  179,334,778    179,334,778       12.0%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $383,050) to
     be repurchased at $375,540......... $        376        375,539        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 179,710,317       12.0%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,814,743,819).................              $1,666,224,636      110.9%
                                                      ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $1,942,492 $  341,024,901   --    $  342,967,393
   Consumer Staples...........    323,805    149,896,663   --       150,220,468
   Energy.....................         --     15,515,236   --        15,515,236
   Financials.................         --    168,901,156   --       168,901,156
   Health Care................         --     63,046,081   --        63,046,081
   Industrials................    134,689    401,668,113   --       401,802,802
   Information Technology.....         --    160,082,403   --       160,082,403
   Materials..................         --    175,861,301   --       175,861,301
   Utilities..................         --      8,117,479   --         8,117,479
Rights/Warrants...............         --             --   --                --
Securities Lending Collateral.         --    179,710,317   --       179,710,317
                               ---------- --------------   --    --------------
TOTAL......................... $2,400,986 $1,663,823,650   --    $1,666,224,636
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                          --------- ------------ ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (51.7%)
   Adelaide Brighton, Ltd................ 1,927,272 $  5,766,974       0.6%
   Ansell, Ltd...........................   503,479    7,363,989       0.8%
  #APA Group, Ltd........................ 1,403,768    6,401,846       0.7%
  #Aristocrat Leisure, Ltd............... 1,611,890    3,816,054       0.4%
  #Australian Infrastructure Fund NL..... 3,159,690    6,272,817       0.7%
   Beach Energy, Ltd..................... 4,828,492    5,934,225       0.7%
   Boart Longyear Group.................. 1,792,094    6,100,440       0.7%
   Bradken, Ltd..........................   708,039    5,710,618       0.6%
   Campbell Brothers, Ltd................   261,443   12,585,834       1.4%
  #carsales.com, Ltd.....................   809,574    4,185,086       0.5%
   Challenger, Ltd....................... 1,063,324    5,069,014       0.6%
   CSR, Ltd.............................. 2,025,158    5,158,339       0.6%
  #David Jones, Ltd...................... 1,783,074    6,294,519       0.7%
 #*Downer EDI, Ltd....................... 1,591,674    5,054,618       0.6%
   DUET Group, Ltd....................... 4,437,176    7,732,961       0.9%
  #Flight Centre, Ltd....................   192,954    4,006,413       0.4%
  #Goodman Fielder, Ltd.................. 8,233,537    4,788,349       0.5%
   GrainCorp, Ltd........................   693,457    5,712,269       0.6%
   Iluka Resources, Ltd..................   573,137    9,528,200       1.0%
  #Independence Group NL.................   892,724    4,935,443       0.5%
  #Invocare, Ltd.........................   572,622    4,172,041       0.5%
  #IOOF Holdings, Ltd....................   989,055    6,550,695       0.7%
  #JB Hi-Fi, Ltd.........................   407,557    6,726,320       0.7%
  #Kingsgate Consolidated, Ltd...........   560,879    4,421,985       0.5%
  #Medusa Mining, Ltd....................   579,085    4,070,719       0.4%
   Mineral Resources, Ltd................   419,678    4,920,651       0.5%
  #Monadelphous Group, Ltd...............   318,887    6,064,967       0.7%
  #Mount Gibson Iron, Ltd................ 2,962,399    4,738,207       0.5%
  #Myer Holdings, Ltd.................... 2,456,107    6,703,584       0.7%
  #Navitas, Ltd.......................... 1,157,537    5,013,315       0.6%
  *PanAust, Ltd.......................... 1,780,618    6,016,882       0.7%
  #Perpetual Trustees Australia, Ltd.....   167,142    3,950,909       0.4%
 #*Perseus Mining, Ltd................... 1,605,654    5,309,539       0.6%
  #Primary Health Care, Ltd.............. 1,866,288    6,495,676       0.7%
   Reece Australia, Ltd..................   238,457    4,689,436       0.5%
  #SAI Global, Ltd....................... 1,064,331    5,301,870       0.6%
  #Seek, Ltd.............................   666,916    4,323,680       0.5%
   Seven Group Holdings, Ltd.............   641,345    5,152,442       0.6%
  #Seven West Media, Ltd................. 1,335,509    5,003,193       0.6%
   Spark Infrastructure Group, Ltd....... 4,783,165    6,094,155       0.7%
 #*Sundance Resources, Ltd............... 8,756,539    3,955,560       0.4%
  #Super Retail Group, Ltd...............   909,056    5,150,189       0.6%
  #Transfield Services, Ltd.............. 1,784,320    4,258,408       0.5%
   UGL, Ltd..............................   332,576    4,601,399       0.5%
   Other Securities......................            315,932,663      34.8%
                                                    ------------      ----
TOTAL AUSTRALIA..........................            562,036,493      62.0%
                                                    ------------      ----
HONG KONG -- (15.4%)
   Giordano International, Ltd........... 7,162,000    5,374,945       0.6%
   Other Securities......................            162,745,971      17.9%
                                                    ------------      ----
TOTAL HONG KONG..........................            168,120,916      18.5%
                                                    ------------      ----
MALAYSIA -- (0.0%)
   Other Securities......................                  4,205       0.0%
                                                    ------------      ----
NEW ZEALAND -- (5.5%)
   Fisher & Paykel Healthcare Corp., Ltd. 2,659,497    4,946,589       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                            SHARES        VALUE++     OF NET ASSETS**
                                         ------------  -------------- ---------------
NEW ZEALAND -- (Continued)
   Port of Tauranga, Ltd................      528,322  $    4,135,066        0.5%
   Sky City Entertainment Group, Ltd....    2,938,887       8,361,441        0.9%
   Sky Network Television, Ltd..........      940,466       4,163,442        0.5%
   Other Securities.....................                   38,013,153        4.2%
                                                       --------------      -----
TOTAL NEW ZEALAND.......................                   59,619,691        6.6%
                                                       --------------      -----
SINGAPORE -- (9.4%)
  *Biosensors International Group, Ltd..    3,419,237       3,811,638        0.4%
   Other Securities.....................                   98,349,063       10.9%
                                                       --------------      -----
TOTAL SINGAPORE.........................                  102,160,701       11.3%
                                                       --------------      -----
TOTAL COMMON STOCKS.....................                  891,942,006       98.4%
                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.....................                        3,864        0.0%
                                                       --------------      -----
HONG KONG -- (0.0%)
   Other Securities.....................                       40,990        0.0%
                                                       --------------      -----
SINGAPORE -- (0.0%)
   Other Securities.....................                       79,161        0.0%
                                                       --------------      -----
TOTAL RIGHTS/WARRANTS...................                      124,015        0.0%
                                                       --------------      -----

                                            SHARES/
                                             FACE
                                            AMOUNT        VALUE+
                                         ------------  --------------
                                             (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@DFA Short Term Investment Fund......  194,946,384     194,946,384       21.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $507,060) to
     be repurchased at $497,120......... $        497         497,118        0.0%
                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                  195,443,502       21.5%
                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,048,582,657).................               $1,087,509,523      119.9%
                                                       ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Australia................. $ 9,745,378 $  552,291,115   --    $  562,036,493
   Hong Kong.................     431,272    167,689,644   --       168,120,916
   Malaysia..................          --          4,205   --             4,205
   New Zealand...............      84,538     59,535,153   --        59,619,691
   Singapore.................     184,430    101,976,271   --       102,160,701
Rights/Warrants
   Australia.................          22          3,842   --             3,864
   Hong Kong.................      40,990             --   --            40,990
   Singapore.................      62,935         16,226   --            79,161
Securities Lending Collateral          --    195,443,502   --       195,443,502
                              ----------- --------------   --    --------------
TOTAL........................ $10,549,565 $1,076,959,958   --    $1,087,509,523
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (99.5%)
Consumer Discretionary -- (22.6%)
  *Berkeley Group Holdings P.L.C. (The).   511,780 $ 10,262,607       0.9%
   GKN P.L.C............................ 3,414,280   10,379,451       0.9%
   Greene King P.L.C.................... 1,421,372   10,248,985       0.9%
   Inchcape P.L.C....................... 1,915,975   10,215,753       0.9%
   Informa P.L.C........................ 2,227,041   12,932,542       1.1%
  *ITV P.L.C............................ 8,448,636    8,656,619       0.8%
   Ladbrokes P.L.C...................... 3,578,739    7,926,071       0.7%
   Millennium & Copthorne Hotels P.L.C.. 1,048,561    7,496,839       0.7%
   Persimmon P.L.C...................... 1,135,393    9,054,346       0.8%
   Rightmove P.L.C......................   378,372    7,916,679       0.7%
   UBM P.L.C............................   917,439    7,467,863       0.6%
   William Hill P.L.C................... 2,873,883    9,975,029       0.9%
   Other Securities.....................            142,912,801      12.6%
                                                   ------------      ----
Total Consumer Discretionary............            255,445,585      22.5%
                                                   ------------      ----
Consumer Staples -- (4.1%)
   PZ Cussons P.L.C..................... 1,287,639    7,603,992       0.7%
   Tate & Lyle P.L.C.................... 1,074,000   11,236,585       1.0%
   Other Securities.....................             27,383,039       2.4%
                                                   ------------      ----
Total Consumer Staples..................             46,223,616       4.1%
                                                   ------------      ----
Energy -- (4.7%)
   John Wood Group P.L.C................ 1,034,385   10,241,235       0.9%
  *Premier Oil P.L.C.................... 1,778,192   10,468,183       0.9%
   Other Securities.....................             32,447,704       2.9%
                                                   ------------      ----
Total Energy............................             53,157,122       4.7%
                                                   ------------      ----
Financials -- (13.4%)
   Aberdeen Asset Management P.L.C...... 2,820,342    8,684,151       0.8%
   Amlin P.L.C.......................... 1,905,352    8,788,141       0.8%
   Catlin Group, Ltd.................... 1,357,851    8,637,469       0.8%
   Henderson Group P.L.C................ 3,838,880    7,392,054       0.7%
   Hiscox, Ltd.......................... 1,562,751    9,550,834       0.8%
   IG Group Holdings P.L.C.............. 1,317,769    9,826,558       0.9%
   Jardine Lloyd Thompson Group P.L.C...   638,821    7,365,218       0.6%
   London Stock Exchange Group P.L.C....   579,642    8,368,165       0.7%
   Provident Financial P.L.C............   541,018    9,615,833       0.8%
   Other Securities.....................             73,851,452       6.5%
                                                   ------------      ----
Total Financials........................            152,079,875      13.4%
                                                   ------------      ----
Health Care -- (1.9%)
   Other Securities.....................             21,928,906       1.9%
                                                   ------------      ----
Industrials -- (30.5%)
   Babcock International Group P.L.C.... 1,446,405   16,346,634       1.4%
   Balfour Beatty P.L.C................. 2,828,972   11,412,635       1.0%
   BBA Aviation P.L.C................... 2,792,163    7,949,170       0.7%
   Carillion P.L.C...................... 1,773,138    9,848,482       0.9%
   Charter International P.L.C..........   664,438    9,570,201       0.8%
   Cookson Group P.L.C.................. 1,135,834    8,730,616       0.8%
   Firstgroup P.L.C..................... 1,763,210    9,443,194       0.8%
   IMI P.L.C............................ 1,053,765   13,887,888       1.2%
   Intertek Group P.L.C.................   506,207   16,690,015       1.5%
   Invensys P.L.C....................... 2,110,010    7,633,539       0.7%
   Meggitt P.L.C........................ 2,465,596   15,216,658       1.3%
   Melrose P.L.C........................ 1,583,124    8,361,271       0.7%
   Michael Page International P.L.C..... 1,310,832    8,438,432       0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
Industrials -- (Continued)
  *Rentokil Initial P.L.C............  6,753,492 $    7,788,542       0.7%
   Rotork P.L.C......................    366,679      9,890,187       0.9%
   Spirax-Sarco Engineering P.L.C....    319,520      9,815,375       0.9%
   Travis Perkins P.L.C..............    922,110     13,042,544       1.2%
   Other Securities..................               161,405,297      14.2%
                                                 --------------      ----
Total Industrials....................               345,470,680      30.5%
                                                 --------------      ----
Information Technology -- (10.1%)
   Halma P.L.C.......................  1,541,075      8,281,224       0.7%
   Logica P.L.C......................  6,339,968      9,513,413       0.8%
  *Misys P.L.C.......................  1,604,251      7,512,729       0.7%
   Spectris P.L.C....................    515,234     10,526,946       0.9%
   Other Securities..................                78,876,227       7.0%
                                                 --------------      ----
Total Information Technology.........               114,710,539      10.1%
                                                 --------------      ----
Materials -- (7.3%)
   Croda International P.L.C.........    520,183     14,624,049       1.3%
   Mondi P.L.C.......................  1,078,021      8,199,053       0.7%
   Other Securities..................                59,734,196       5.3%
                                                 --------------      ----
Total Materials......................                82,557,298       7.3%
                                                 --------------      ----
Telecommunication Services -- (2.3%)
   Other Securities..................                25,819,992       2.3%
                                                 --------------      ----
Utilities -- (2.6%)
   Drax Group P.L.C..................  1,479,700     12,880,863       1.2%
   Pennon Group P.L.C................  1,445,401     16,146,166       1.4%
   Other Securities..................                   240,136       0.0%
                                                 --------------      ----
Total Utilities......................                29,267,165       2.6%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             1,126,660,778      99.4%
                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..................                     9,625       0.0%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..................                     9,536       0.0%
                                                 --------------      ----

                                       SHARES/
                                        FACE
                                       AMOUNT       VALUE+
                                      ---------- --------------
                                        (000)
SECURITIES LENDING COLLATERAL --
  (0.5%)
(S)@DFA Short Term Investment Fund...  3,124,051      3,124,051       0.3%
   @Repurchase Agreement, Deutsche
    Bank Securities, Inc. 0.11%,
    11/01/11 (Collateralized by
    FNMA 3.500%, 11/01/31, valued
    at $2,571,372) to be
    repurchased at $2,520,961........ $    2,521      2,520,953       0.2%
                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL..                 5,645,004       0.5%
                                                 --------------      ----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,103,961,462)..............            $1,132,324,943      99.9%
                                                 ==============      ====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $2,307,852 $  253,137,733   --    $  255,445,585
   Consumer Staples...........    291,174     45,932,442   --        46,223,616
   Energy.....................         --     53,157,122   --        53,157,122
   Financials.................      3,845    152,076,030   --       152,079,875
   Health Care................         --     21,928,906   --        21,928,906
   Industrials................         --    345,470,680   --       345,470,680
   Information Technology.....         --    114,710,539   --       114,710,539
   Materials..................         --     82,557,298   --        82,557,298
   Telecommunication Services.         --     25,819,992   --        25,819,992
   Utilities..................         --     29,267,165   --        29,267,165
Preferred Stocks
   Consumer Staples...........         --          9,625   --             9,625
Rights/Warrants...............         --          9,536   --             9,536
Securities Lending Collateral.         --      5,645,004   --         5,645,004
                               ---------- --------------   --    --------------
TOTAL......................... $2,602,871 $1,129,722,072   --    $1,132,324,943
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
AUSTRIA -- (2.1%)
   Other Securities.....................           $ 49,235,911       2.5%
                                                   ------------      ----
BELGIUM -- (2.9%)
   Ackermans & van Haaren NV............    87,214    7,026,076       0.4%
  *D'ieteren SA.........................   129,060    7,344,614       0.4%
   Other Securities.....................             52,870,924       2.6%
                                                   ------------      ----
TOTAL BELGIUM...........................             67,241,614       3.4%
                                                   ------------      ----
DENMARK -- (2.6%)
  *Topdanmark A.S.......................    53,386    8,789,962       0.5%
   Other Securities.....................             50,816,373       2.5%
                                                   ------------      ----
TOTAL DENMARK...........................             59,606,335       3.0%
                                                   ------------      ----
FINLAND -- (5.8%)
  #Elisa Oyj............................   494,801   10,431,808       0.5%
   Orion Oyj Series B...................   337,043    7,013,846       0.4%
   Other Securities.....................            115,966,780       5.8%
                                                   ------------      ----
TOTAL FINLAND...........................            133,412,434       6.7%
                                                   ------------      ----
FRANCE -- (10.1%)
  *Arkema SA............................   139,427    9,475,335       0.5%
  #Neopost SA...........................    91,985    6,996,144       0.4%
  #Nexans SA............................   131,823    8,292,007       0.4%
   Remy Cointreau SA....................    82,777    6,781,256       0.3%
   Valeo SA.............................   229,231   11,506,324       0.6%
   Zodiac Aerospace SA..................    89,170    6,991,700       0.3%
   Other Securities.....................            183,063,235       9.1%
                                                   ------------      ----
TOTAL FRANCE............................            233,106,001      11.6%
                                                   ------------      ----
GERMANY -- (12.8%)
  *Aareal Bank AG.......................   423,110    8,478,484       0.4%
   Aurubis AG...........................   152,783    8,620,221       0.4%
   Bilfinger Berger SE..................   162,980   14,547,368       0.7%
   MTU Aero Engines Holding AG..........   176,697   11,832,506       0.6%
   Rheinmetall AG.......................   126,352    6,700,932       0.4%
   Rhoen-Klinikum AG....................   406,308    8,107,235       0.4%
 #*SGL Carbon SE........................   229,387   14,257,094       0.7%
   Software AG..........................   192,899    7,988,782       0.4%
   Symrise AG...........................   330,233    8,548,072       0.4%
   Other Securities.....................            204,125,996      10.2%
                                                   ------------      ----
TOTAL GERMANY...........................            293,206,690      14.6%
                                                   ------------      ----
GREECE -- (1.9%)
   Other Securities.....................             43,085,344       2.2%
                                                   ------------      ----
IRELAND -- (2.9%)
   DCC P.L.C............................   308,989    8,564,908       0.4%
   Dragon Oil P.L.C..................... 1,339,680   12,083,896       0.6%
   Paddy Power P.L.C....................   180,573    9,997,277       0.5%
   Other Securities.....................             35,360,315       1.8%
                                                   ------------      ----
TOTAL IRELAND...........................             66,006,396       3.3%
                                                   ------------      ----
ISRAEL -- (2.4%)
   Other Securities.....................             53,990,503       2.7%
                                                   ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                         SHARES     VALUE++     OF NET ASSETS**
                                         ------- -------------- ---------------
ITALY -- (7.1%)
  #Banca Popolare di Sondrio Scarl...... 922,722 $    7,039,189       0.4%
   Davide Campari - Milano SpA.......... 990,609      7,652,926       0.4%
   Prysmian SpA......................... 653,038      9,872,100       0.5%
   Other Securities.....................            139,095,655       6.9%
                                                 --------------      ----
TOTAL ITALY.............................            163,659,870       8.2%
                                                 --------------      ----
NETHERLANDS -- (4.6%)
   Aalberts Industries NV............... 384,012      6,753,750       0.3%
  #Imtech NV............................ 272,621      8,053,728       0.4%
   Nutreco NV........................... 145,366      9,658,003       0.5%
   SBM Offshore NV...................... 563,703     12,385,902       0.6%
   Other Securities.....................             69,399,633       3.5%
                                                 --------------      ----
TOTAL NETHERLANDS.......................            106,251,016       5.3%
                                                 --------------      ----
NORWAY -- (2.8%)
   Other Securities.....................             64,920,076       3.2%
                                                 --------------      ----
PORTUGAL -- (0.9%)
   Other Securities.....................             20,190,809       1.0%
                                                 --------------      ----
SPAIN -- (5.4%)
  #Bolsas y Mercados Espanoles SA....... 236,082      6,761,301       0.3%
   Ebro Foods SA........................ 340,839      6,906,928       0.4%
  #*Grifols SA.......................... 457,616      8,508,217       0.4%
   Viscofan SA.......................... 183,430      7,043,085       0.4%
   Other Securities.....................             94,355,215       4.7%
                                                 --------------      ----
TOTAL SPAIN.............................            123,574,746       6.2%
                                                 --------------      ----
SWEDEN -- (8.3%)
  *Castellum AB......................... 548,218      7,421,699       0.4%
   Elekta AB Series B................... 255,842     10,216,832       0.5%
  *Lundin Petroleum AB.................. 439,229     10,719,305       0.5%
  *Meda AB Series A..................... 750,311      7,635,753       0.4%
   Trelleborg AB Series B............... 928,357      7,858,668       0.4%
   Other Securities.....................            146,210,677       7.3%
                                                 --------------      ----
TOTAL SWEDEN............................            190,062,934       9.5%
                                                 --------------      ----
SWITZERLAND -- (14.1%)
  *Aryzta AG............................ 289,931     13,979,948       0.7%
   Bank Sarasin & Cie AG Series B....... 182,505      6,937,974       0.3%
  *Clariant AG.......................... 699,758      7,577,735       0.4%
  *Dufry AG.............................  65,162      6,975,452       0.3%
  #Galenica Holding AG..................  18,828     10,906,687       0.5%
   GAM Holding AG....................... 780,910      9,336,078       0.5%
   Helvetia Holding AG..................  22,754      8,313,855       0.4%
   Lonza Group AG....................... 140,493      9,345,357       0.5%
  *PSP Swiss Property AG................ 148,327     13,494,819       0.7%
  *Sulzer AG............................  64,067      7,466,988       0.4%
   Swiss Life Holding AG................  93,938     11,537,216       0.6%
   Other Securities.....................            219,321,241      10.9%
                                                 --------------      ----
TOTAL SWITZERLAND.......................            325,193,350      16.2%
                                                 --------------      ----
TOTAL COMMON STOCKS.....................          1,992,744,029      99.6%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   Other Securities.....................                  1,402       0.0%
                                                 --------------      ----
ITALY -- (0.1%)
   Other Securities.....................              1,667,926       0.1%
                                                 --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                               SHARES        VALUE++     OF NET ASSETS**
                                                                             ------------ -------------- ---------------
NORWAY -- (0.0%)
   Other Securities.........................................................              $           --        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS.......................................................                   1,669,328        0.1%
                                                                                          --------------      -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT        VALUE+
                                                                             ------------ --------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund..........................................  303,408,660    303,408,660       15.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%, 11/01/31, valued at $1,237,089) to be
     repurchased at $1,212,836.............................................. $      1,213      1,212,832        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.........................................                 304,621,492       15.2%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,351,668,120).....................................................              $2,299,034,849      114.9%
                                                                                          ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Austria................... $   391,925 $   48,843,986   --    $   49,235,911
   Belgium...................     518,454     66,723,160   --        67,241,614
   Denmark...................     263,563     59,342,772   --        59,606,335
   Finland...................          --    133,412,434   --       133,412,434
   France....................     592,920    232,513,081   --       233,106,001
   Germany...................   2,803,490    290,403,200   --       293,206,690
   Greece....................     140,819     42,944,525   --        43,085,344
   Ireland...................      38,612     65,967,784   --        66,006,396
   Israel....................   2,399,465     51,591,038   --        53,990,503
   Italy.....................          --    163,659,870   --       163,659,870
   Netherlands...............     309,421    105,941,595   --       106,251,016
   Norway....................     901,048     64,019,028   --        64,920,076
   Portugal..................     492,951     19,697,858   --        20,190,809
   Spain.....................     181,193    123,393,553   --       123,574,746
   Sweden....................   2,260,761    187,802,173   --       190,062,934
   Switzerland...............     339,294    324,854,056   --       325,193,350
Rights/Warrants
   Belgium...................         355          1,047   --             1,402
   Italy.....................   1,667,926             --   --         1,667,926
   Norway....................          --             --   --                --
Securities Lending Collateral          --    304,621,492   --       304,621,492
                              ----------- --------------   --    --------------
TOTAL........................ $13,302,197 $2,285,732,652   --    $2,299,034,849
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (77.5%)
Consumer Discretionary -- (7.9%)
   Astral Media, Inc. Class A...........   195,947 $  6,727,170       0.9%
  #Cineplex, Inc........................   191,278    5,079,637       0.7%
  #Corus Entertainment, Inc. Class B....   295,300    5,655,658       0.8%
  #Dollarama, Inc.......................   197,346    7,428,565       1.0%
   Groupe Aeroplan, Inc.................   696,151    8,017,872       1.1%
   RONA, Inc............................   677,175    6,522,077       0.9%
   Other Securities.....................             34,910,751       4.7%
                                                   ------------      ----
Total Consumer Discretionary............             74,341,730      10.1%
                                                   ------------      ----
Consumer Staples -- (2.4%)
   Jean Coutu Group PJC, Inc. Class A
     (The)..............................   400,161    5,118,688       0.7%
   Other Securities.....................             17,452,446       2.4%
                                                   ------------      ----
Total Consumer Staples..................             22,571,134       3.1%
                                                   ------------      ----
Energy -- (19.8%)
  *Advantage Oil & Gas, Ltd............. 1,098,231    5,828,585       0.8%
  #AltaGas, Ltd.........................   276,864    8,169,120       1.1%
 #*Bankers Petroleum, Ltd...............   810,182    4,307,965       0.6%
 #*Birchcliff Energy, Ltd...............   355,600    5,394,203       0.7%
  *BlackPearl Resources, Inc............   954,830    4,550,231       0.6%
  *Celtic Exploration, Ltd..............   269,000    6,663,266       0.9%
  #Daylight Energy, Ltd.................   739,288    7,305,730       1.0%
  *Gran Tierra Energy, Inc..............   969,291    5,941,678       0.8%
  #Keyera Corp..........................    92,651    4,226,577       0.6%
  #Mullen Group, Ltd....................   274,057    5,507,260       0.7%
  #NAL Energy Corp......................   517,913    4,588,083       0.6%
  *Paramount Resources, Ltd. Class A....   136,127    4,953,425       0.7%
   ShawCor, Ltd. Class A................   222,500    5,323,928       0.7%
  #Trilogy Energy Corp..................   191,610    6,528,293       0.9%
   Other Securities.....................            108,079,045      14.7%
                                                   ------------      ----
Total Energy............................            187,367,389      25.4%
                                                   ------------      ----
Financials -- (5.6%)
  #AGF Management, Ltd. Class B.........   330,879    5,304,687       0.7%
   Canadian Western Bank................   255,372    7,301,833       1.0%
   Home Capital Group, Inc..............   120,600    5,454,375       0.7%
   Laurentian Bank of Canada............    92,400    4,262,405       0.6%
   TMX Group, Inc.......................   231,476   10,171,707       1.4%
   Other Securities.....................             20,797,284       2.8%
                                                   ------------      ----
Total Financials........................             53,292,291       7.2%
                                                   ------------      ----
Health Care -- (1.6%)
   Other Securities.....................             14,813,008       2.0%
                                                   ------------      ----
Industrials -- (7.0%)
   Progressive Waste Solutions, Ltd.....   209,167    4,406,829       0.6%
  #Ritchie Brothers Auctioneers, Inc....   244,637    4,869,424       0.7%
   Russel Metals, Inc...................   243,400    5,601,802       0.8%
   Toromont Industries, Ltd.............   282,567    5,301,232       0.7%
 #*Westport Innovations, Inc............   189,501    5,718,776       0.8%
   Other Securities.....................             40,046,544       5.4%
                                                   ------------      ----
Total Industrials.......................             65,944,607       9.0%
                                                   ------------      ----
Information Technology -- (4.3%)
  *Celestica, Inc.......................   847,607    7,032,566       0.9%
   MacDonald Dettweiler & Associates,
     Ltd................................   111,753    5,023,980       0.7%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE++    OF NET ASSETS**
                                         ------------ ------------ ---------------
Information Technology -- (Continued)
  *Open Text Corp.......................      107,738 $  6,594,528        0.9%
   Wi-Lan, Inc..........................      666,819    4,963,930        0.7%
   Other Securities.....................                17,427,010        2.4%
                                                      ------------      -----
Total Information Technology............                41,042,014        5.6%
                                                      ------------      -----
Materials -- (26.6%)
   Alamos Gold, Inc.....................      423,220    7,833,869        1.1%
 #*AuRico Gold, Inc.....................      967,320    9,365,074        1.3%
  *Detour Gold Corp.....................      237,256    7,854,977        1.1%
  *Euro Goldfields, Ltd.................      521,960    5,875,487        0.8%
  *First Majestic Silver Corp...........      350,583    5,954,723        0.8%
  #HudBay Minerals, Inc.................      611,960    6,704,392        0.9%
   Major Drilling Group International,
     Inc................................      319,200    4,268,810        0.6%
  #Methanex Corp........................      289,704    7,469,669        1.0%
 #*NovaGold Resources, Inc..............      612,655    5,624,071        0.8%
  *Quadra FNX Mining, Ltd...............      408,502    4,713,091        0.6%
 #*SEMAFO, Inc..........................      905,185    6,947,244        0.9%
   Sherritt International Corp..........    1,571,926    9,036,505        1.2%
  #Silvercorp Metals, Inc...............      620,630    5,771,999        0.8%
   West Fraser Timber Co., Ltd..........      131,316    5,664,999        0.8%
   Other Securities.....................               157,883,063       21.4%
                                                      ------------      -----
Total Materials.........................               250,967,973       34.1%
                                                      ------------      -----
Telecommunication Services -- (0.3%)
   Other Securities.....................                 2,467,484        0.3%
                                                      ------------      -----
Utilities -- (2.0%)
  #Just Energy Group, Inc...............      467,883    5,050,836        0.7%
   Other Securities.....................                13,927,682        1.9%
                                                      ------------      -----
Total Utilities.........................                18,978,518        2.6%
                                                      ------------      -----
TOTAL COMMON STOCKS.....................               731,786,148       99.4%
                                                      ------------      -----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities......................                    43,371        0.0%
                                                      ------------      -----

                                           SHARES/
                                            FACE
                                           AMOUNT       VALUE+
                                         ------------ ------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (22.5%)
(S)@DFA Short Term Investment Fund......  210,374,890  210,374,890       28.6%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $2,366,389) to
     be repurchased at $2,319,996....... $      2,320    2,319,989        0.3%
                                                      ------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....               212,694,879       28.9%
                                                      ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $970,256,943)...................              $944,524,398      128.3%
                                                      ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                 ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary....... $ 74,341,730           --   --    $ 74,341,730
   Consumer Staples.............   22,571,134           --   --      22,571,134
   Energy.......................  187,367,389           --   --     187,367,389
   Financials...................   53,292,291           --   --      53,292,291
   Health Care..................   14,813,008           --   --      14,813,008
   Industrials..................   65,944,607           --   --      65,944,607
   Information Technology.......   41,042,014           --   --      41,042,014
   Materials....................  250,967,973           --   --     250,967,973
   Telecommunication Services...    2,467,484           --   --       2,467,484
   Utilities....................   18,978,518           --   --      18,978,518
Rights/Warrants.................       32,434 $     10,937   --          43,371
Securities Lending Collateral...           --  212,694,879   --     212,694,879
                                 ------------ ------------   --    ------------
TOTAL........................... $731,818,582 $212,705,816   --    $944,524,398
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
COMMON STOCKS -- (84.3%)
BRAZIL -- (5.1%)
  #BRF - Brasil Foods SA ADR...........    590,060 $ 12,420,763       0.5%
   Petroleo Brasilerio SA ADR..........    825,839   22,305,911       0.9%
  #Vale SA Sponsored ADR...............    517,614   13,152,572       0.6%
   Other Securities....................              85,465,200       3.5%
                                                   ------------      ----
TOTAL BRAZIL...........................             133,344,446       5.5%
                                                   ------------      ----
CHILE -- (1.9%)
   Other Securities....................              51,064,584       2.1%
                                                   ------------      ----
CHINA -- (12.4%)
   Bank of China, Ltd. Series H........ 48,700,100   17,332,800       0.7%
   China Construction Bank Corp.
     Series H.......................... 28,362,590   20,838,995       0.9%
  #China Life Insurance Co., Ltd. ADR..    305,704   11,846,030       0.5%
   China Mobile, Ltd. Sponsored ADR....    729,872   34,712,712       1.4%
  #China Petroleum & Chemical Corp.
    ADR................................    106,449   10,048,786       0.4%
  #CNOOC, Ltd. ADR.....................    100,270   18,911,925       0.8%
   Industrial & Commercial Bank of
     China, Ltd. Series H.............. 36,966,185   23,037,295       0.9%
  #PetroChina Co., Ltd. ADR............    141,210   18,302,228       0.7%
   Tencent Holdings, Ltd...............    700,600   16,123,538       0.7%
   Other Securities....................             154,657,110       6.3%
                                                   ------------      ----
TOTAL CHINA............................             325,811,419      13.3%
                                                   ------------      ----
COLOMBIA -- (0.4%)
   Other Securities....................               9,639,683       0.4%
                                                   ------------      ----
CZECH REPUBLIC -- (0.5%)
   Other Securities....................              13,611,179       0.6%
                                                   ------------      ----
EGYPT -- (0.1%)
   Other Securities....................               3,004,529       0.1%
                                                   ------------      ----
HUNGARY -- (0.4%)
   Other Securities....................              10,049,799       0.4%
                                                   ------------      ----
INDIA -- (8.6%)
   HDFC Bank, Ltd......................  1,530,370   15,228,014       0.6%
   ICICI Bank, Ltd. Sponsored ADR......    306,356   11,384,189       0.5%
   Infosys, Ltd........................    250,829   14,661,612       0.6%
  #Infosys, Ltd. Sponsored ADR.........    188,659   11,053,531       0.4%
   Reliance Industries, Ltd............  1,475,013   26,413,453       1.1%
   Tata Consultancy Services, Ltd......    481,215   10,927,517       0.4%
   Other Securities....................             136,085,923       5.6%
                                                   ------------      ----
TOTAL INDIA............................             225,754,239       9.2%
                                                   ------------      ----
INDONESIA -- (2.8%)
   PT Astra International Tbk..........  2,078,561   16,027,331       0.7%
   Other Securities....................              59,037,568       2.4%
                                                   ------------      ----
TOTAL INDONESIA........................              75,064,899       3.1%
                                                   ------------      ----
ISRAEL -- (0.0%)
   Other Securities....................                      19       0.0%
                                                   ------------      ----
MALAYSIA -- (3.7%)
   Other Securities....................              96,938,566       4.0%
                                                   ------------      ----
MEXICO -- (5.7%)
  #America Movil S.A.B. de C.V.
    Series L........................... 33,690,314   42,823,885       1.8%
  #Fomento Economico Mexicano S.A.B.
    de C.V.............................  2,109,900   14,153,602       0.6%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Mexico S.A.B. de C.V.
     Series B........................  3,928,317 $   10,897,417       0.4%
  #Wal-Mart de Mexico S.A.B. de C.V.
    Series V.........................  6,300,780     16,263,738       0.7%
   Other Securities..................                66,144,096       2.7%
                                                 --------------      ----
TOTAL MEXICO.........................               150,282,738       6.2%
                                                 --------------      ----
PERU -- (0.5%)
   Other Securities..................                11,960,082       0.5%
                                                 --------------      ----
PHILIPPINES -- (0.8%)
   Other Securities..................                20,249,894       0.8%
                                                 --------------      ----
POLAND -- (1.2%)
   Other Securities..................                31,373,697       1.3%
                                                 --------------      ----
RUSSIA -- (4.6%)
   Gazprom OAO Sponsored ADR.........  4,226,507     48,995,198       2.0%
   Lukoil OAO Sponsored ADR..........    354,178     20,514,406       0.8%
   MMC Norilsk Nickel JSC ADR........    597,703     11,655,726       0.5%
   Rosneft Oil Co. GDR...............  1,491,147     10,565,684       0.4%
   Other Securities..................                30,529,004       1.3%
                                                 --------------      ----
TOTAL RUSSIA.........................               122,260,018       5.0%
                                                 --------------      ----
SOUTH AFRICA -- (7.8%)
   Impala Platinum Holdings, Ltd.....    478,692     10,949,323       0.5%
   MTN Group, Ltd....................  1,659,950     29,077,128       1.2%
   Naspers, Ltd. Series N............    324,237     15,671,748       0.6%
   Sasol, Ltd. Sponsored ADR.........    691,887     31,300,968       1.3%
   Standard Bank Group, Ltd..........    863,345     10,685,595       0.4%
   Other Securities..................               107,096,309       4.4%
                                                 --------------      ----
TOTAL SOUTH AFRICA...................               204,781,071       8.4%
                                                 --------------      ----
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd.     39,020     10,424,738       0.4%
   Hyundai Mobis.....................     53,070     15,188,178       0.6%
  #Hyundai Motor Co., Ltd............     96,847     19,503,867       0.8%
   Kia Motors Corp...................    225,130     14,433,507       0.6%
   LG Chemical, Ltd..................     32,392     10,452,445       0.4%
   POSCO.............................     46,060     15,959,255       0.7%
   Samsung Electronics Co., Ltd......     69,482     59,814,359       2.4%
   Samsung Electronics Co., Ltd. GDR.     49,372     21,160,746       0.9%
   Other Securities..................               197,575,151       8.1%
                                                 --------------      ----
TOTAL SOUTH KOREA....................               364,512,246      14.9%
                                                 --------------      ----
TAIWAN -- (10.5%)
   Formosa Plastics Corp.............  4,070,648     11,972,150       0.5%
   Hon Hai Precision Industry Co.,
     Ltd.............................  6,066,096     16,629,459       0.7%
  #HTC Corp..........................    581,235     13,062,416       0.5%
   Nan Ya Plastic Corp...............  5,377,564     12,097,508       0.5%
   Taiwan Semiconductor
     Manufacturing Co., Ltd.......... 19,090,808     46,521,944       1.9%
   Other Securities..................               175,552,816       7.2%
                                                 --------------      ----
TOTAL TAIWAN.........................               275,836,293      11.3%
                                                 --------------      ----
THAILAND -- (2.0%)
   Other Securities..................                53,870,863       2.2%
                                                 --------------      ----
TURKEY -- (1.5%)
   Other Securities..................                40,343,682       1.7%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             2,219,753,946      91.0%
                                                 --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                 PERCENTAGE
                                     SHARES        VALUE++     OF NET ASSETS**
                                   ------------ -------------- ---------------
PREFERRED STOCKS -- (8.0%)
BRAZIL -- (8.0%)
   Banco Bradesco SA..............    1,656,632 $   30,009,177        1.2%
   Cia de Bebidas das Americas SA
     ADR..........................      661,939     22,320,583        0.9%
   Itau Unibanco Holding SA.......    1,765,755     33,909,161        1.4%
  #Petroleo Brasilerio SA ADR.....    1,376,550     34,812,950        1.4%
   Vale SA Series A...............    1,412,691     33,612,970        1.4%
   Other Securities...............                  55,872,895        2.3%
                                                --------------      -----
TOTAL BRAZIL......................                 210,537,736        8.6%
                                                --------------      -----
TOTAL PREFERRED STOCKS............                 210,537,736        8.6%
                                                --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
   Other Securities...............                      44,763        0.0%
                                                --------------      -----

                                     SHARES/
                                      FACE
                                     AMOUNT        VALUE+
                                   ------------ --------------
                                      (000)
SECURITIES LENDING COLLATERAL --
  (7.7%)..........................
(S)@DFA Short Term Investment Fund  198,287,107    198,287,107        8.1%
   @Repurchase Agreement,
     Deutsche Bank Securities,
     Inc. 0.11%, 11/01/11
     (Collateralized by FNMA
     3.500%, 11/01/31, valued at
     $3,330,993) to be
     repurchased at $3,265,689.... $      3,266      3,265,679        0.2%
                                                --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL......................                 201,552,786        8.3%
                                                --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,590,413,944)...........              $2,631,889,231      107.9%
                                                ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                    VALUATION INPUTS
                             ------------ -------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Brazil.................. $133,344,446             --   --    $  133,344,446
    Chile...................   51,064,584             --   --        51,064,584
    China...................  111,877,546 $  213,933,873   --       325,811,419
    Colombia................    9,639,683             --   --         9,639,683
    Czech Republic..........           --     13,611,179   --        13,611,179
    Egypt...................           --      3,004,529   --         3,004,529
    Hungary.................           --     10,049,799   --        10,049,799
    India...................   31,223,348    194,530,891   --       225,754,239
    Indonesia...............       18,078     75,046,821   --        75,064,899
    Israel..................           --             19   --                19
    Malaysia................           --     96,938,566   --        96,938,566
    Mexico..................  150,275,025          7,713   --       150,282,738
    Peru....................   11,960,082             --   --        11,960,082
    Philippines.............           --     20,249,894   --        20,249,894
    Poland..................           --     31,373,697   --        31,373,697
    Russia..................    1,649,511    120,610,507   --       122,260,018
    South Africa............   54,788,205    149,992,866   --       204,781,071
    South Korea.............   12,119,450    352,392,796   --       364,512,246
    Taiwan..................    7,697,143    268,139,150   --       275,836,293
    Thailand................   53,870,863             --   --        53,870,863
    Turkey..................      287,635     40,056,047   --        40,343,682
 Preferred Stocks
    Brazil..................  210,537,736             --   --       210,537,736
 Rights/Warrants
    South Korea.............           --         44,763   --            44,763
 Securities Lending
   Collateral...............           --    201,552,786   --       201,552,786
                             ------------ --------------   --    --------------
 TOTAL...................... $840,353,335 $1,791,535,896   --    $2,631,889,231
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (89.0%)
 ARGENTINA -- (0.0%)
    Other Securities...................            $         --       0.0%
                                                   ------------      ----
 BRAZIL -- (8.3%)
    Anhanguera Educacional
      Participacoes SA.................    343,345    5,101,629       0.3%
    BR Malls Participacoes SA..........    567,258    6,162,077       0.3%
   *CETIP SA...........................    307,059    4,204,769       0.2%
   *Cia Hering SA......................    340,090    7,616,542       0.4%
   *Diagnosticos Da America SA.........    574,800    4,633,621       0.3%
    Duratex SA.........................    749,354    4,115,915       0.2%
   #Gafisa SA ADR......................    642,131    4,777,455       0.3%
   *Localiza Rent a Car SA.............    293,302    4,402,477       0.2%
    Lojas Renner SA....................    273,700    8,321,717       0.4%
    M. Dias Branco SA..................    164,941    4,274,238       0.2%
    Multiplan Empreendimentos
      Imobiliarios SA..................    200,046    4,039,721       0.2%
   *Totvs SA...........................    288,020    4,797,957       0.3%
    Other Securities...................             106,844,083       5.7%
                                                   ------------      ----
 TOTAL BRAZIL..........................             169,292,201       9.0%
                                                   ------------      ----
 CHILE -- (1.5%)
    Other Securities...................              30,306,458       1.6%
                                                   ------------      ----
 CHINA -- (13.2%)
  #*Brilliance China Automotive
    Holdings, Ltd......................  7,248,000    7,815,955       0.4%
    ENN Energy Holdings, Ltd...........  2,178,000    7,870,265       0.4%
   *Semiconductor Manufacturing
     International Corp................ 93,483,000    5,010,191       0.3%
    Shougang Fushan Resources Group,
      Ltd.............................. 10,944,000    4,459,400       0.2%
   #Sino-Ocean Land Holdings, Ltd...... 11,976,054    5,358,877       0.3%
    Other Securities...................             238,475,680      12.7%
                                                   ------------      ----
 TOTAL CHINA...........................             268,990,368      14.3%
                                                   ------------      ----
 HUNGARY -- (0.1%)
    Other Securities...................               2,422,355       0.1%
                                                   ------------      ----
 INDIA -- (9.2%)
    Other Securities...................             187,159,793      10.0%
                                                   ------------      ----
 INDONESIA -- (4.4%)
   *PT Charoen Pokphand Indonesia Tbk.. 19,232,500    5,727,240       0.3%
    PT Lippo Karawaci Tbk.............. 59,407,812    4,259,280       0.2%
    Other Securities...................              79,892,392       4.3%
                                                   ------------      ----
 TOTAL INDONESIA.......................              89,878,912       4.8%
                                                   ------------      ----
 ISRAEL -- (0.0%)
    Other Securities...................                 539,578       0.0%
                                                   ------------      ----
 MALAYSIA -- (5.5%)
   *Dialog Group Berhad................  6,956,692    5,402,167       0.3%
    Other Securities...................             106,658,903       5.7%
                                                   ------------      ----
 TOTAL MALAYSIA........................             112,061,070       6.0%
                                                   ------------      ----
 MEXICO -- (3.5%)
    Arca Continental S.A.B. de C.V.....  4,727,621   22,437,310       1.2%
    Other Securities...................              48,658,336       2.6%
                                                   ------------      ----
 TOTAL MEXICO..........................              71,095,646       3.8%
                                                   ------------      ----
 PHILIPPINES -- (2.0%)
    Other Securities...................              40,703,369       2.2%
                                                   ------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                  PERCENTAGE
                                SHARES          VALUE++         OF NET ASSETS**
                               ---------     --------------     ---------------
 POLAND -- (1.7%)
    Other Securities..........               $   34,641,829           1.8%
 SOUTH AFRICA -- (8.1%)
    Adcock Ingram Holdings,
      Ltd.....................   565,230          4,434,618           0.2%
    AECI, Ltd.................   459,895          4,409,638           0.2%
    Aveng, Ltd................ 1,069,332          4,967,592           0.3%
    AVI, Ltd.................. 1,007,184          4,408,388           0.2%
    Clicks Group, Ltd.........   970,964          5,067,687           0.3%
   *Foschini Group, Ltd. (The)   349,032          4,382,932           0.2%
    JD Group, Ltd.............   983,807          5,506,388           0.3%
    Mediclinic International,
      Ltd.....................   913,800          4,000,607           0.2%
    Mr. Price Group, Ltd......   693,186          6,646,662           0.4%
    PSG Group, Ltd............   742,484          4,634,305           0.3%
    Reunert, Ltd..............   689,181          5,444,736           0.3%
   *Spar Group, Ltd. (The)....   622,477          7,589,595           0.4%
    Tongaat-Hulett, Ltd.......   629,016          7,244,639           0.4%
    Woolworths Holdings, Ltd.. 1,230,163          6,273,575           0.3%
    Other Securities..........                   89,671,716           4.8%
                                             --------------          ----
 TOTAL SOUTH AFRICA...........                  164,683,078           8.8%
                                             --------------          ----
 SOUTH KOREA -- (13.4%)
   *BS Financial Group, Inc...   409,510          4,507,079           0.3%
    Cheil Worldwide, Inc......   264,015          4,322,997           0.2%
    CJ Cheiljedang Corp.......    22,343          6,165,900           0.3%
   *DGB Financial Group, Inc..   367,913          4,631,282           0.3%
    Dongbu Insurance Co., Ltd.    97,230          4,093,322           0.2%
   *Hanwha Corp...............   116,950          4,104,538           0.2%
    Hyosung Corp..............    70,064          4,040,869           0.2%
   *Hyundai Marine & Fire
     Insurance Co., Ltd.......   154,140          4,463,250           0.3%
    Korea Investment Holdings
      Co., Ltd................   120,780          4,011,991           0.2%
    LG Uplus Corp.............   720,590          4,291,412           0.2%
   *ORION Corp................    10,218          5,481,798           0.3%
    Woongjin Coway Co., Ltd...   143,810          4,954,100           0.3%
    Other Securities..........                  217,778,751          11.6%
                                             --------------          ----
 TOTAL SOUTH KOREA............                  272,847,289          14.6%
                                             --------------          ----
 TAIWAN -- (12.5%)
    Other Securities..........                  255,093,611          13.6%
                                             --------------          ----
 THAILAND -- (3.1%)
    Other Securities..........                   62,101,112           3.3%
                                             --------------          ----
 TURKEY -- (2.5%)
    Other Securities..........                   49,659,130           2.7%
                                             --------------          ----
 TOTAL COMMON STOCKS..........                1,811,475,799          96.6%
                                             --------------          ----
 PREFERRED STOCKS -- (2.3%)
 BRAZIL -- (2.3%)
    Banco do Estado do Rio
      Grande do Sul SA........   402,747          4,250,677           0.2%
    Eletropaulo Metropolitana
      Eletricidade de Sao
      Paulo SA................   368,000          6,644,727           0.3%
   *Klabin SA................. 1,412,700          5,192,147           0.3%
    Other Securities..........                   29,342,615           1.6%
                                             --------------          ----
 TOTAL BRAZIL.................                   45,430,166           2.4%
                                             --------------          ----
 CHILE -- (0.0%)
    Other Securities..........                      534,244           0.1%
                                             --------------          ----
 INDIA -- (0.0%)
    Other Securities..........                       52,585           0.0%
                                             --------------          ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                        ------------ -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities....................              $      265,785        0.0%
                                                     --------------      -----
PHILIPPINES -- (0.0%)
   Other Securities....................                       9,743        0.0%
                                                     --------------      -----
TOTAL PREFERRED STOCKS.................                  46,292,523        2.5%
                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities....................                          --        0.0%
                                                     --------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                      77,219        0.0%
                                                     --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities....................                     399,948        0.0%
                                                     --------------      -----
TAIWAN -- (0.0%)
   Other Securities....................                      69,858        0.0%
                                                     --------------      -----
THAILAND -- (0.0%)
   Other Securities....................                      47,521        0.0%
                                                     --------------      -----
TOTAL RIGHTS/WARRANTS..................                     594,546        0.0%
                                                     --------------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT        VALUE+
                                        ------------ --------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund.....  173,497,753    173,497,753        9.3%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $3,508,923) to be
     repurchased at $3,440,132......... $      3,440      3,440,121        0.2%
                                                     --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL...........................                 176,937,874        9.5%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,723,730,227)................              $2,035,300,742      108.6%
                                                     ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Argentina...............           --             --   --                --
    Brazil.................. $169,292,201             --   --    $  169,292,201
    Chile...................   30,306,458             --   --        30,306,458
    China...................      380,480 $  268,609,888   --       268,990,368
    Hungary.................           --      2,422,355   --         2,422,355
    India...................    1,803,073    185,356,720   --       187,159,793
    Indonesia...............       12,614     89,866,298   --        89,878,912
    Israel..................           --        539,578   --           539,578
    Malaysia................    1,477,730    110,583,340   --       112,061,070
    Mexico..................   70,808,805        286,841   --        71,095,646
    Philippines.............       24,160     40,679,209   --        40,703,369
    Poland..................       27,375     34,614,454   --        34,641,829
    South Africa............      237,044    164,446,034   --       164,683,078
    South Korea.............    4,631,282    268,216,007   --       272,847,289
    Taiwan..................           --    255,093,611   --       255,093,611
    Thailand................   62,000,974        100,138   --        62,101,112
    Turkey..................           --     49,659,130   --        49,659,130
 Preferred Stocks
    Brazil..................   45,394,648         35,518   --        45,430,166
    Chile...................      534,244             --   --           534,244
    India...................           --         52,585   --            52,585
    Malaysia................        9,517        256,268   --           265,785
    Philippines.............        9,743             --   --             9,743
 Rights/Warrants
    China...................           --             --   --                --
    Malaysia................       77,219             --   --            77,219
    South Korea.............           --        399,948   --           399,948
    Taiwan..................           --         69,858   --            69,858
    Thailand................       47,521             --   --            47,521
 Securities Lending
   Collateral...............           --    176,937,874   --       176,937,874
                             ------------ --------------   --    --------------
 TOTAL...................... $387,075,088 $1,648,225,654   --    $2,035,300,742
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                          THE U.S.      THE DFA    THE JAPANESE THE ASIA PACIFIC
                                          LARGE CAP  INTERNATIONAL    SMALL          SMALL
                                            VALUE        VALUE       COMPANY        COMPANY
                                           SERIES       SERIES        SERIES         SERIES
                                         ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including
  $705,167, $659,265, $168,689 and
  $171,355 of securities on loan,
  respectively)......................... $ 9,318,149  $6,900,228    $1,486,514     $  892,066
Temporary Cash Investments at Value &
  Cost..................................      15,006          --            --             --
Collateral Received from Securities on
  Loan at Value & Cost..................         276       2,865           375            497
Affiliated Collateral Received from
  Securities on Loan at Value & Cost....     724,868     715,664       179,335        194,946
Foreign Currencies at Value.............          --       5,055           113         10,013
Cash....................................          --       7,998           416            545
Receivables:
   Investment Securities Sold...........      16,470      10,461            --             24
   Dividends, Interest and Tax Reclaims.      12,523      22,583        10,774          1,914
   Securities Lending Income............         882         392           168            213
   Fund Shares Sold.....................          --      16,059         5,055          3,000
                                         -----------  ----------    ----------     ----------
       Total Assets.....................  10,088,174   7,681,305     1,682,750      1,103,218
                                         -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....     725,144     718,529       179,710        195,443
   Investment Securities Purchased......      11,357          --            --            848
   Fund Shares Redeemed.................      15,399       5,329            --             33
   Due to Advisor.......................         738       1,124           129             71
Unrealized Loss on Foreign Currency
  Contracts.............................          --          --            --             12
Accrued Expenses and Other Liabilities..         429         416            96             77
                                         -----------  ----------    ----------     ----------
       Total Liabilities................     753,067     725,398       179,935        196,484
                                         -----------  ----------    ----------     ----------
NET ASSETS.............................. $ 9,335,107  $6,955,907    $1,502,815     $  906,734
                                         ===========  ==========    ==========     ==========
Investments at Cost..................... $ 7,552,733  $6,343,124    $1,635,033     $  853,139
                                         ===========  ==========    ==========     ==========
Foreign Currencies at Cost.............. $        --  $    5,106    $      115     $    9,776
                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                         THE UNITED     THE       THE
                                          KINGDOM   CONTINENTAL CANADIAN    THE     THE EMERGING
                                           SMALL       SMALL     SMALL    EMERGING    MARKETS
                                          COMPANY     COMPANY   COMPANY   MARKETS    SMALL CAP
                                           SERIES     SERIES     SERIES   SERIES*     SERIES*
                                         ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $5,273,
  $284,106, $201,676, $242,548 and
  $153,944 of securities on loan,
  respectively)......................... $1,126,680 $1,994,413  $731,829 $2,430,336  $1,858,363
Collateral Received from Securities on
  Loan at Value & Cost..................      2,521      1,213     2,320      3,266       3,440
Affiliated Collateral Received from
  Securities on Loan at Value & Cost....      3,124    303,409   210,375    198,287     173,498
Foreign Currencies at Value.............     15,561        180       101      4,293       4,899
Cash....................................        198        851       692      1,802      11,034
Receivables:
   Investment Securities Sold...........         --        339        67      1,249       6,511
   Dividends and Tax Reclaims...........      3,539      3,302       517      2,602       1,657
   Securities Lending Income............         13        472       184        257         314
   Fund Shares Sold.....................         --      3,000     3,000        610       2,630
                                         ---------- ----------  -------- ----------  ----------
       Total Assets.....................  1,151,636  2,307,179   949,085  2,642,702   2,062,346
                                         ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....      5,645    304,622   212,695    201,553     176,938
   Investment Securities Purchased......         --        459        25        432       9,843
   Fund Shares Redeemed.................     12,001         19        --        152          --
   Due to Advisor.......................         90        161        57        190         294
Unrealized Loss on Foreign Currency
  Contracts.............................         --         --        --         --           5
Accrued Expenses and Other Liabilities..         55        155        46        394         340
                                         ---------- ----------  -------- ----------  ----------
       Total Liabilities................     17,791    305,416   212,823    202,721     187,420
                                         ---------- ----------  -------- ----------  ----------
NET ASSETS.............................. $1,133,845 $2,001,763  $736,262 $2,439,981  $1,874,926
                                         ========== ==========  ======== ==========  ==========
Investments at Cost..................... $1,098,317 $2,047,047  $757,562 $1,388,861  $1,546,792
                                         ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost.............. $   15,576 $      181  $    100 $    4,262  $    4,884
                                         ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                                    THE ASIA
                                              THE U.S.                THE JAPANESE  PACIFIC
                                                LARGE      THE DFA       SMALL       SMALL
                                              CAP VALUE INTERNATIONAL   COMPANY     COMPANY
                                               SERIES   VALUE SERIES     SERIES      SERIES
                                              --------- ------------- ------------ ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $0, $20,604, $2,246
     and $971, respectively)................. $172,743   $   258,493    $ 29,941   $  36,085
   Interest..................................       25            30           5           2
   Income from Securities Lending............    7,066        12,747       1,938       2,502
                                              --------   -----------    --------   ---------
       Total Investment Income...............  179,834       271,270      31,884      38,589
                                              --------   -----------    --------   ---------
EXPENSES
   Investment Advisory Services Fees.........    9,440        14,647       1,442         979
   Accounting & Transfer Agent Fees..........      900           708         159         116
   Custodian Fees............................      103         1,317         316         454
   Shareholders' Reports.....................       52            41           8           6
   Directors'/Trustees' Fees & Expenses......       83            66          12           9
   Professional Fees.........................      328           238          33          24
   Other.....................................       76            87          19          14
                                              --------   -----------    --------   ---------
       Total Expenses........................   10,982        17,104       1,989       1,602
                                              --------   -----------    --------   ---------
   Fees Paid Indirectly......................       --            (7)         (1)         --
                                              --------   -----------    --------   ---------
   Net Expenses..............................   10,982        17,097       1,988       1,602
                                              --------   -----------    --------   ---------
   NET INVESTMENT INCOME (LOSS)..............  168,852       254,173      29,896      36,987
                                              --------   -----------    --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..............
       Investment Securities Sold............  387,017       161,341      17,637      71,818
       Futures...............................  (12,646)           --          --          --
       Foreign Currency Transactions.........       --           506          93         521
       Change in Unrealized
         Appreciation (Depreciation) of:.....
       Investment Securities and
         Foreign Currency....................  (74,679)   (1,021,735)     66,983    (158,023)
       Translation of Foreign Currency
         Denominated Amounts.................       --          (517)       (598)        109
                                              --------   -----------    --------   ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)..................................  299,692      (860,405)     84,115     (85,575)
                                              --------   -----------    --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................. $468,544   $  (606,232)   $114,011   $ (48,588)
                                              ========   ===========    ========   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                             THE UNITED     THE
                                              KINGDOM   CONTINENTAL THE CANADIAN     THE      THE EMERGING
                                               SMALL       SMALL       SMALL       EMERGING     MARKETS
                                              COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                               SERIES     SERIES       SERIES       SERIES       SERIES
                                             ---------- ----------- ------------ ---------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $13, $8,010, $2,212,
     $7,771 and $5,088, respectively).......  $ 44,170   $  56,938    $ 12,539   $  65,327     $  48,912
   Interest.................................         3          28           5          11            12
   Income from Securities Lending...........       246       8,288       2,514       2,791         3,812
                                              --------   ---------    --------   ---------     ---------
          Total Investment Income...........    44,419      65,254      15,058      68,129        52,736
                                              --------   ---------    --------   ---------     ---------
EXPENSES
   Investment Advisory Services Fees........     1,142       2,274         810       2,535         3,976
   Accounting & Transfer Agent Fees.........       131         237         100         262           210
   Custodian Fees...........................       106         779         222       1,912         2,177
   Shareholders' Reports....................         6          13           4          14            11
   Directors'/Trustees' Fees & Expenses.....        10          20           7          23            17
   Audit Fees...............................        16          50          11         328           119
   Legal Fees...............................        11          22           8          26            20
   Other....................................        14          28           6          41            33
                                              --------   ---------    --------   ---------     ---------
          Total Expenses....................     1,436       3,423       1,168       5,141         6,563
                                              --------   ---------    --------   ---------     ---------
   Fees Paid Indirectly.....................        (1)         (1)         --          (1)           (2)
                                              --------   ---------    --------   ---------     ---------
   Net Expenses.............................     1,435       3,422       1,168       5,140         6,561
                                              --------   ---------    --------   ---------     ---------
   NET INVESTMENT INCOME (LOSS).............    42,984      61,832      13,890      62,989        46,175
                                              --------   ---------    --------   ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........    18,980      66,872      38,405     103,456        29,751
       Futures..............................        --        (287)         --          --            --
       Foreign Currency Transactions........        33        (576)       (110)     (1,120)**     (1,286)**
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................   (66,130)   (377,057)    (68,747)   (330,512)     (364,541)
       Translation of Foreign Currency
         Denominated Amounts................        53          52           4        (115)          (32)
   Change in Deferred Thailand Capital
     Gains Tax..............................        --          --          --       4,428         3,997
                                              --------   ---------    --------   ---------     ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................   (47,064)   (310,996)    (30,448)   (223,863)     (332,111)
                                              --------   ---------    --------   ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................  $ (4,080)  $(249,164)   $(16,558)  $(160,874)    $(285,936)
                                              ========   =========    ========   =========     =========

--------
** Net of foreign capital gain taxes withheld of $903 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        THE U.S.                 THE DFA               THE JAPANESE
                                                    LARGE CAP VALUE        INTERNATIONAL VALUE         SMALL COMPANY
                                                         SERIES                   SERIES                  SERIES
                                                -----------------------  -----------------------  ----------------------
                                                    YEAR        YEAR         YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED        ENDED       ENDED       ENDED       ENDED
                                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2011        2010         2011        2010        2011        2010
                                                -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   168,852  $  167,346  $   254,173  $  164,482  $   29,896  $   23,032
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............     387,017     638,095      161,341     360,748      17,637     (15,709)
       Futures.................................     (12,646)         --           --          --          --          --
       Foreign Currency Transactions...........          --          --          506        (156)         93         792
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     (74,679)    678,724   (1,021,735)    182,952      66,983        (460)
       Translation of Foreign Currency
         Denominated Amounts...................          --          --         (517)        537        (598)        315
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     468,544   1,484,165     (606,232)    708,563     114,011       7,970
                                                -----------  ----------  -----------  ----------  ----------  ----------
   Transactions in Interest:
       Contributions...........................   1,230,772     512,765      900,473     611,794     212,545      61,990
       Withdrawals.............................  (1,180,609)   (688,930)    (257,967)   (592,688)    (35,341)    (41,396)
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........      50,163    (176,165)     642,506      19,106     177,204      20,594
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................     518,707   1,308,000       36,274     727,669     291,215      28,564
NET ASSETS
   Beginning of Period.........................   8,816,400   7,508,400    6,919,633   6,191,964   1,211,600   1,183,036
                                                -----------  ----------  -----------  ----------  ----------  ----------
   End of Period............................... $ 9,335,107  $8,816,400  $ 6,955,907  $6,919,633  $1,502,815  $1,211,600
                                                ===========  ==========  ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  THE ASIA PACIFIC     THE UNITED KINGDOM        THE CONTINENTAL
                                                   SMALL COMPANY          SMALL COMPANY           SMALL COMPANY
                                                       SERIES                SERIES                  SERIES
                                                -------------------  ----------------------  ----------------------
                                                   YEAR      YEAR       YEAR        YEAR        YEAR        YEAR
                                                  ENDED     ENDED      ENDED       ENDED       ENDED       ENDED
                                                 OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                   2011      2010       2011        2010        2011        2010
                                                ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $  36,987  $ 28,020  $   42,984  $   24,392  $   61,832  $   38,583
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............    71,818    46,684      18,980      35,525      66,872      72,573
       Futures.................................        --        --          --          --        (287)         --
       Foreign Currency Transactions...........       521       (20)         33         126        (576)        811
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................  (158,023)  129,509     (66,130)    152,112    (377,057)    156,901
       Translation of Foreign Currency
         Denominated Amounts...................       109       (75)         53         (30)         52          30
                                                ---------  --------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   (48,588)  204,118      (4,080)    212,125    (249,164)    268,898
                                                ---------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions...............................    80,765    85,604     125,970      59,131     225,654     199,653
   Withdrawals.................................   (60,581)  (35,581)    (24,739)     (5,034)    (47,211)    (26,959)
                                                ---------  --------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........    20,184    50,023     101,231      54,097     178,443     172,694
                                                ---------  --------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................   (28,404)  254,141      97,151     266,222     (70,721)    441,592
NET ASSETS
   Beginning of Period.........................   935,138   680,997   1,036,694     770,472   2,072,484   1,630,892
                                                ---------  --------  ----------  ----------  ----------  ----------
   End of Period............................... $ 906,734  $935,138  $1,133,845  $1,036,694  $2,001,763  $2,072,484
                                                =========  ========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE CANADIAN                                      THE EMERGING
                                                            SMALL COMPANY          THE EMERGING            MARKETS SMALL CAP
                                                               SERIES             MARKETS SERIES                 SERIES
                                                         ------------------  ------------------------  ------------------------
                                                           YEAR      YEAR        YEAR         YEAR         YEAR          YEAR
                                                          ENDED     ENDED       ENDED        ENDED        ENDED         ENDED
                                                         OCT. 31,  OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                           2011      2010        2011         2010         2011          2010
                                                         --------  --------  ----------    ----------  ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $ 13,890  $  5,240  $   62,989    $   48,891  $   46,175    $   30,699
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................   38,405     6,585     103,456       160,587      29,751       102,089
       Foreign Currency Transactions....................     (110)       40      (1,120)**        541      (1,286)**         77**
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................  (68,747)  168,950    (330,512)      337,045    (364,541)      382,774
       Translation of Foreign Currency
         Denominated Amounts............................        4       (11)       (115)           (5)        (32)          (76)
   Change in Deferred Thailand Capital Gains Tax........       --        --       4,428        (2,275)      3,997        (3,052)
                                                         --------  --------  ----------    ----------  ----------    ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................  (16,558)  180,804    (160,874)      544,784    (285,936)      512,511
                                                         --------  --------  ----------    ----------  ----------    ----------
Transactions in Interest:
   Contributions........................................  130,949   117,737     341,207       199,169     472,662       344,585
   Withdrawals..........................................  (41,851)       --    (269,845)     (323,776)   (193,156)     (143,713)
                                                         --------  --------  ----------    ----------  ----------    ----------
          Net Increase (Decrease) from
            Transactions in Interest....................   89,098   117,737      71,362      (124,607)    279,506       200,872
                                                         --------  --------  ----------    ----------  ----------    ----------
          Total Increase (Decrease) in Net
            Assets......................................   72,540   298,541     (89,512)      420,177      (6,430)      713,383
NET ASSETS
   Beginning of Period..................................  663,722   365,181   2,529,493     2,109,316   1,881,356     1,167,973
                                                         --------  --------  ----------    ----------  ----------    ----------
   End of Period........................................ $736,262  $663,722  $2,439,981    $2,529,493  $1,874,926    $1,881,356
                                                         ========  ========  ==========    ==========  ==========    ==========

--------
** Net of foreign capital gain taxes withheld of $903, $652 and $184, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE U.S. LARGE CAP VALUE SERIES+
                                                   ----------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                     ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                      2011        2010        2009          2008           2007         2006
                                                   ----------  ----------  ----------  ----------      -----------   ----------
Total Return......................................       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                                   ----------  ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period (thousands)............. $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net Assets...........       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.79%       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........................         14%         28%         29%         19%(C)            9%          13%

                                                                       THE DFA INTERNATIONAL VALUE SERIES+
                                                   ---------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                      ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                       2011        2010        2009          2008          2007        2006
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Total Return......................................      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)............. $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average Net Assets...........       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate...........................          9%          20%         18%         16%(C)          16%          8%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE JAPANESE SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                      ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                     OCT. 31,    OCT 31,     OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                       2011        2010        2009          2008           2007         2006
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Total Return......................................      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands)............. $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722
Ratio of Expenses to Average Net Assets...........       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.07%        1.95%       2.15%       2.64%(B)        1.94%        1.68%
Portfolio Turnover Rate...........................          5%          10%          7%         10%(C)           9%           9%

                                                                       THE ASIA PACIFIC SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                      ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                       2011        2010        2009          2008           2007         2006
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Total Return......................................      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands)............. $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627
Ratio of Expenses to Average Net Assets...........       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.78%        3.64%       4.00%       4.33%(B)        3.58%        4.19%
Portfolio Turnover Rate...........................         17%          18%         23%         20%(C)          25%          14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                    THE UNITED KINGDOM SMALL COMPANY SERIES
                                                   -------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                                     ENDED       ENDED       ENDED        2007 TO       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                                      2011        2010        2009          2008         2007        2006
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Total Return......................................       0.20%      25.94%      43.51%    (50.77)%(C)       2.42%      44.80%
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Net Assets, End of Period (thousands)............. $1,133,845  $1,036,694  $  770,472  $  555,390     $1,158,580  $1,117,826
Ratio of Expenses to Average Net Assets...........       0.13%       0.13%       0.14%       0.12%(B)       0.12%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.13%       0.13%       0.14%       0.12%(B)       0.12%       0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.76%       2.86%       4.02%       3.79%(B)       2.72%       2.70%
Portfolio Turnover Rate...........................          7%         15%         10%         25%(C)         12%          8%

                                                                      THE CONTINENTAL SMALL COMPANY SERIES
                                                   -------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                                     ENDED       ENDED       ENDED        2007 TO       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                                      2011        2010        2009          2008         2007        2006
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Total Return......................................    (10.75)%      15.37%      43.78%    (49.66)%(C)      17.49%      47.10%
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Net Assets, End of Period (thousands)............. $2,001,763  $2,072,484  $1,630,892  $1,111,585     $2,256,122  $1,875,194
Ratio of Expenses to Average Net Assets...........       0.15%       0.15%       0.16%       0.14%(B)       0.14%       0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.15%       0.15%       0.16%       0.14%(B)       0.14%       0.15%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.72%       2.24%       2.93%       3.49%(B)       2.16%       2.27%
Portfolio Turnover Rate...........................         10%         12%          7%         18%(C)         12%          7%

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE CANADIAN SMALL COMPANY SERIES
                                                        -------------------------------------------------------
                                                                                         PERIOD
                                                          YEAR      YEAR      YEAR      DEC. 1,         PERIOD
                                                         ENDED     ENDED     ENDED      2007 TO    APRIL 2, 2007(a)
                                                        OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,          TO
                                                          2011      2010      2009        2008      NOV. 30, 2007
                                                        --------  --------  --------  --------     ----------------
Total Return...........................................     0.27%    43.17%    61.67%  (56.44)%(C)        10.20%(C)
                                                        --------  --------  --------  --------         --------
Net Assets, End of Period (thousands).................. $736,262  $663,722  $365,181  $232,873         $213,529
Ratio of Expenses to Average Net Assets................     0.14%     0.15%     0.17%     0.18%(B)         0.26%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)................................     0.14%     0.15%     0.17%     0.18%(B)         0.26%(B)(E)
Ratio of Net Investment Income to Average Net
Assets.................................................     1.72%     1.05%     1.37%     0.97%(B)         0.47%(B)(E)
Portfolio Turnover Rate................................       24%       10%       23%       21%(C)            6%(C)

                                                                       THE EMERGING MARKETS SERIES
                                               ---------------------------------------------------------------------------
                                                                                        PERIOD
                                                   YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                  ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                 OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                   2011        2010        2009          2008          2007        2006
                                               ----------   ----------  ----------  ----------      ----------  ----------
Total Return..................................      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                               ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)......... $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net Assets.......       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate.......................         16%          12%         14%         19%(C)           7%         11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                    -----------------------------------------------------------------------
                                                                                            PERIOD
                                                        YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                                       ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                                        2011        2010        2009         2008         2007       2006
                                                    ----------   ----------  ----------  --------      ----------  --------
Total Return.......................................     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%
                                                    ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands).............. $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529
Ratio of Expenses to Average Net Assets............       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)............................       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.32%        2.16%       2.52%     3.07%(B)        1.94%     2.39%
Portfolio Turnover Rate............................         18%          15%         13%       19%(C)          16%       18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

DOMESTIC EQUITY PORTFOLIO              INTERNATIONAL EQUITY PORTFOLIOS
-------------------------              -------------------------------
The U.S. Large Cap Value Series        The DFA International Value Series
                                       The Japanese Small Company Series
                                       The Asia Pacific Small Company Series
                                       The United Kingdom Small Company Series
                                       The Continental Small Company Series
                                       The Canadian Small Company Series
                                       The Emerging Markets Series
                                       The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended October 31, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              The U.S. Large Cap Value Series.............. 0.10%
              The DFA International Value Series........... 0.20%
              The Japanese Small Company Series............ 0.10%
              The Asia Pacific Small Company Series........ 0.10%
              The United Kingdom Small Company Series...... 0.10%
              The Continental Small Company Series......... 0.10%
              The Canadian Small Company Series............ 0.10%
              The Emerging Markets Series.................. 0.10%
              The Emerging Markets Small Cap Series........ 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $ 7
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...     --
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......     --
              The Emerging Markets Series.............      1
              The Emerging Markets Small Cap Series...      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              The U.S. Large Cap Value Series................ $226
              The DFA International Value Series.............  176
              The Japanese Small Company Series..............   37
              The Asia Pacific Small Company Series..........   18
              The United Kingdom Small Company Series........   21
              The Continental Small Company Series...........   44

                   The Canadian Small Company Series..... $10
                   The Emerging Markets Series...........  60
                   The Emerging Markets Small Cap Series.  30

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         PURCHASES    SALES
                                                         ---------- ----------
 The U.S. Large Cap Value Series........................ $1,527,597 $1,330,587
 The DFA International Value Series.....................  1,526,295    660,584
 The Japanese Small Company Series......................    269,316     69,415
 The Asia Pacific Small Company Series..................    208,234    167,484
 The United Kingdom Small Company Series................    223,610     82,231
 The Continental Small Company Series...................    456,167    215,427
 The Canadian Small Company Series......................    280,913    195,028
 The Emerging Markets Series............................    529,036    398,877
 The Emerging Markets Small Cap Series..................    665,282    352,620

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                         FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ----------- ------------ -------------- --------------
 The U.S. Large Cap
   Value Series......... $8,293,184   $2,196,901    $(431,786)     $1,765,115
 The DFA International
   Value Series.........  7,064,348    1,142,717     (588,308)        554,409
 The Japanese Small
   Company Series.......  1,819,229      164,477     (317,482)       (153,005)
 The Asia Pacific Small
   Company Series.......  1,076,850      214,050     (203,391)         10,659
 The United Kingdom
   Small Company Series.  1,111,769      242,578     (222,022)         20,556
 The Continental Small
   Company Series.......  2,356,891      455,824     (513,680)        (57,856)
 The Canadian Small
   Company Series.......    984,551      118,412     (158,439)        (40,027)
 The Emerging Markets
   Series...............  1,592,448    1,085,985      (46,544)      1,039,441
 The Emerging Markets
   Small Cap Series.....  1,743,947      499,690     (208,336)        291,354

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                          LOCATION ON THE STATEMENTS  EQUITY
                                                OF OPERATIONS        CONTRACTS
                                          -------------------------- ---------
 The U.S. Large Cap Value Series*........  Net Realized Gain (Loss)
                                             on Futures              $(12,646)
 The Continental Small Company Series*...  Net Realized Gain (Loss)
                                             on Futures                  (287)

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                  WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                   AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                ------------- ------------ ----------- -------- ---------------
The U.S. Large
  Cap Value
  Series.......     0.87%        $6,501        33        $ 5        $15,367
The DFA
  International
  Value Series.     0.86%         2,623        14          1         12,532
The Japanese
  Small
  Company
  Series.......     0.88%           625        16         --          4,628
The Asia
  Pacific
  Small
  Company
  Series.......     0.85%           446        51          1          2,968
The United
  Kingdom
  Small
  Company
  Series.......     0.91%           117        19         --          1,227
The
  Continental
  Small
  Company
  Series.......     0.83%           574        11         --          2,038
The Emerging
  Markets
  Series.......     0.90%         4,082        42          4         15,798
The Emerging
  Markets
  Small Cap
  Series.......     0.85%         3,345        41          3         16,110

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

   As of October 31, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $56,173 and $306, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Market Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                               PERFORMANCE CHART

DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                           MSCI
            DIMENSIONAL  EMERGING
             EMERGING    MARKETS
              MARKETS     INDEX
            VALUE FUND  (NET DIV.)
            ----------- ----------
10/31/2001   10,000.00  10,000.00
11/30/2001   11,214.77  11,043.27
12/31/2001   11,982.44  11,919.10
1/31/2002    12,949.67  12,321.28
2/28/2002    12,780.64  12,521.02
3/31/2002    13,550.67  13,270.30
4/30/2002    13,926.29  13,355.36
5/31/2002    13,757.26  13,139.34
6/30/2002    12,780.64  12,150.05
7/31/2002    12,282.94  11,221.22
8/31/2002    12,311.11  11,392.69
9/30/2002    10,846.17  10,163.15
10/31/2002   11,306.31  10,823.45
11/30/2002   12,200.02  11,568.33
12/31/2002   11,838.85  11,183.53
1/31/2003    12,020.99  11,134.20
2/28/2003    11,915.54  10,821.37
3/31/2003    11,656.72  10,512.33
4/30/2003    13,190.49  11,447.16
5/31/2003    14,187.45  12,265.59
6/30/2003    14,820.13  12,960.90
7/31/2003    15,155.65  13,766.84
8/31/2003    16,162.19  14,688.09
9/30/2003    16,957.84  14,795.06
10/31/2003   18,482.03  16,053.85
11/30/2003   18,692.66  16,249.19
12/31/2003   20,954.80  17,425.74
1/31/2004    21,526.21  18,034.27
2/29/2004    22,935.02  18,861.27
3/31/2004    23,220.72  19,097.00
4/30/2004    21,605.02  17,533.32
5/31/2004    20,964.66  17,183.53
6/30/2004    21,364.80  17,256.72
7/31/2004    21,632.85  16,940.82
8/31/2004    22,615.71  17,643.35
9/30/2004    24,104.29  18,661.28
10/31/2004   24,874.11  19,107.15
11/30/2004   27,563.47  20,875.96
12/31/2004   29,351.15  21,878.59
1/31/2005    29,844.45  21,934.15
2/28/2005    32,567.86  23,847.87
3/31/2005    30,201.04  22,271.83
4/30/2005    29,130.52  21,673.95
5/31/2005    29,573.14  22,428.37
6/30/2005    30,556.89  23,190.38
7/31/2005    32,775.99  24,811.33
8/31/2005    33,317.74  25,023.81
9/30/2005    35,999.11  27,353.90
10/31/2005   33,755.72  25,566.00
11/30/2005   36,261.53  27,680.93
12/31/2005   38,550.24  29,317.06
1/31/2006    42,250.54  32,591.52
2/28/2006    42,423.66  32,552.84
3/31/2006    43,875.52  32,839.73
4/30/2006    47,707.31  35,178.14
5/31/2006    42,562.08  31,492.44
6/30/2006    42,182.94  31,415.46
7/31/2006    43,200.32  31,865.25
8/31/2006    43,987.96  32,677.19
9/30/2006    44,897.37  32,949.27
10/31/2006   48,032.57  34,513.80
11/30/2006   51,556.32  37,079.37
12/31/2006   53,381.29  38,748.91
1/31/2007    54,223.49  38,331.68
2/28/2007    54,546.52  38,104.17
3/31/2007    57,403.66  39,621.55
4/30/2007    61,998.27  41,455.91
5/31/2007    66,731.76  43,509.21
6/30/2007    68,647.67  45,548.75
7/31/2007    71,923.27  47,952.05
8/31/2007    69,626.86  46,932.97
9/30/2007    75,912.85  52,115.94
10/31/2007   84,272.06  57,927.95
11/30/2007   78,155.93  53,821.63
12/31/2007   78,056.80  54,010.37
1/31/2008    70,317.97  47,270.20
2/29/2008    73,146.11  50,759.33
3/31/2008    70,702.82  48,073.18
4/30/2008    76,177.17  51,974.50
5/31/2008    76,859.85  52,938.69
6/30/2008    67,943.80  47,658.72
7/31/2008    66,628.93  45,861.03
8/31/2008    60,952.84  42,197.96
9/30/2008    50,443.83  34,813.18
10/31/2008   34,793.71  25,285.56
11/30/2008   32,168.27  23,382.14
12/31/2008   36,137.87  25,205.85
1/31/2009    32,890.12  23,578.05
2/28/2009    30,094.92  22,247.96
3/31/2009    35,319.91  25,445.15
4/30/2009    42,269.19  29,679.48
5/31/2009    51,806.10  34,750.69
6/30/2009    51,175.82  34,282.58
7/31/2009    58,064.62  38,137.59
8/31/2009    58,521.19  38,001.05
9/30/2009    63,940.69  41,450.42
10/31/2009   62,439.29  41,501.69
11/30/2009   66,443.39  43,284.42
12/31/2009   69,764.19  44,993.77
1/31/2010    65,814.76  42,484.38
2/28/2010    66,347.73  42,633.91
3/31/2010    72,196.71  46,075.86
4/30/2010    72,688.68  46,634.07
5/31/2010    65,104.14  42,532.30
6/30/2010    65,514.11  42,219.64
7/31/2010    71,609.08  45,735.49
8/31/2010    70,324.49  44,847.26
9/30/2010    78,797.32  49,831.12
10/31/2010   81,516.83  51,278.04
11/30/2010   78,906.65  49,924.41
12/31/2010   85,493.59  53,486.99
1/31/2011    82,828.75  52,035.83
2/28/2011    81,489.50  51,550.58
3/31/2011    86,190.55  54,581.43
4/30/2011    89,292.70  56,274.56
5/31/2011    85,917.23  54,798.52
6/30/2011    84,168.00  53,955.51
7/31/2011    83,498.38  53,715.88
8/31/2011    75,052.88  48,915.60
9/30/2011    61,605.68  41,783.97
10/31/2011   69,723.19  47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.47% 7.74% 21.43%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST EMERGING MARKETS BY MARKET CAP               RETURN    RETURN
  ------------------------------------------              -------- -----------
  China..................................................  -15.62%   -15.76%
  Brazil.................................................  -12.71%   -12.57%
  South Korea............................................    4.63%     6.24%
  Taiwan.................................................   -5.30%    -3.07%
  South Africa...........................................   10.15%    -2.95%
  India..................................................  -12.30%   -19.99%
  Russia.................................................   -1.24%     0.22%
  Mexico.................................................    5.26%    -1.38%
  Malaysia...............................................    2.08%     3.53%
  Indonesia..............................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY FUND PERFORMANCE OVERVIEW

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of large and small cap value stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Fund held approximately 2,150 securities across 17 emerging markets. In general, the Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Fund's assets. The Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -14.47% for the Fund and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund's relative underperformance as compared to the Index was primarily due to its higher allocation than the Index to small cap and value stocks, both of which underperformed, and a lower allocation than the Index to large cap and growth stocks, respectively, each of which outperformed. To a lesser extent, an additional component of the Fund's performance was due to differences in valuation timing and methodology between the Fund and the Index. The Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLE

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/11  10/31/11    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  780.86    0.22%    $0.99
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

              Consumer Discretionary.......................   7.4%
              Consumer Staples.............................   6.5%
              Energy.......................................  17.4%
              Financials...................................  30.6%
              Health Care..................................   0.6%
              Industrials..................................  10.5%
              Information Technology.......................   6.3%
              Materials....................................  16.8%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                     ----------- -------------- ---------------
 COMMON STOCKS -- (88.5%)
 BRAZIL -- (7.6%)
   #Banco Santander Brasil SA ADR...  13,875,608 $  126,268,033       0.9%
    BM&F Bovespa SA.................  30,436,745    183,132,816       1.3%
    BR Malls Participacoes SA.......   4,338,270     47,126,269       0.3%
    Petroleo Brasileiro SA ADR......  10,788,313    291,392,334       2.1%
    Other Securities................                484,469,038       3.5%
                                                 --------------      ----
 TOTAL BRAZIL.......................              1,132,388,490       8.1%
                                                 --------------      ----
 CHILE -- (1.8%)
    Empresas CMPC SA................  15,763,090     65,487,845       0.5%
   #Enersis SA Sponsored ADR........   3,046,239     59,797,672       0.4%
    Other Securities................                144,299,147       1.0%
                                                 --------------      ----
 TOTAL CHILE........................                269,584,664       1.9%
                                                 --------------      ----
 CHINA -- (13.6%)
   #Bank of China, Ltd. Series H.... 803,391,331    285,934,139       2.0%
   #Bank of Communications Co.,
     Ltd. Series H..................  95,161,574     65,402,021       0.5%
  #*China Citic Bank Corp., Ltd.
    Series H........................  95,111,716     50,856,739       0.4%
    China Coal Energy Co., Ltd.
      Series H......................  41,470,000     51,652,075       0.4%
    China Communications
      Construction Co., Ltd. Series
      H.............................  65,744,327     49,588,080       0.3%
    China Construction Bank Corp.
      Series H...................... 153,591,940    112,849,414       0.8%
   #China Petroleum & Chemical
     Corp. ADR......................     993,796     93,814,342       0.7%
    China Petroleum & Chemical
      Corp. Series H................ 116,064,289    109,617,984       0.8%
   #China Unicom Hong Kong, Ltd.
     ADR............................   7,272,462    146,249,211       1.0%
    Other Securities................              1,060,281,770       7.6%
                                                 --------------      ----
 TOTAL CHINA........................              2,026,245,775      14.5%
                                                 --------------      ----
 CZECH REPUBLIC -- (0.3%)
    Other Securities................                 47,098,177       0.3%
                                                 --------------      ----
 HUNGARY -- (0.5%)
    Other Securities................                 73,482,477       0.5%
                                                 --------------      ----
 INDIA -- (8.7%)
   #ICICI Bank, Ltd. Sponsored ADR..   3,343,138    124,231,008       0.9%
    Reliance Industries, Ltd........  15,874,574    284,270,252       2.0%
    Tata Steel, Ltd.................   5,110,167     50,322,064       0.4%
    Other Securities................                838,988,289       6.0%
                                                 --------------      ----
 TOTAL INDIA........................              1,297,811,613       9.3%
                                                 --------------      ----
 INDONESIA -- (3.4%)
    PT Bumi Resources Tbk........... 275,669,000     72,003,897       0.5%
    Other Securities................                424,948,346       3.1%
                                                 --------------      ----
 TOTAL INDONESIA....................                496,952,243       3.6%
                                                 --------------      ----
 ISRAEL -- (0.0%)
    Other Securities................                  1,614,106       0.0%
                                                 --------------      ----
 MALAYSIA -- (3.2%)
    Other Securities................                471,605,118       3.4%
                                                 --------------      ----
 MEXICO -- (4.7%)
   #Alfa S.A.B. de C.V. Series A....   4,281,493     49,429,768       0.4%
    Fomento Economico Mexicano
      S.A.B. de C.V. Sponsored ADR..   2,134,064    143,088,991       1.0%
   #Grupo Financiero Banorte S.A.B.
     de C.V. Series O...............  14,274,417     48,681,042       0.3%
    Grupo Mexico S.A.B. de C.V.
      Series B......................  24,138,837     66,962,768       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ----------- --------------- ---------------
MEXICO -- (Continued)
   Other Securities................             $   389,833,877       2.8%
                                                ---------------      ----
TOTAL MEXICO.......................                 697,996,446       5.0%
                                                ---------------      ----
PHILIPPINES -- (0.9%)
   Other Securities................                 128,360,276       0.9%
                                                ---------------      ----
POLAND -- (1.6%)
  *Polski Koncern Naftowy Orlen SA.   5,310,008      65,568,714       0.5%
   Other Securities................                 171,779,219       1.2%
                                                ---------------      ----
TOTAL POLAND.......................                 237,347,933       1.7%
                                                ---------------      ----
RUSSIA -- (5.2%)
   Gazprom OAO Sponsored ADR.......  50,745,478     588,259,941       4.2%
   Lukoil OAO Sponsored ADR........   2,457,775     142,357,217       1.0%
   Other Securities................                  47,186,142       0.4%
                                                ---------------      ----
TOTAL RUSSIA.......................                 777,803,300       5.6%
                                                ---------------      ----
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd.................   4,420,483      79,295,598       0.6%
   Gold Fields, Ltd. Sponsored ADR.  10,210,601     177,970,775       1.3%
   Nedbank Group, Ltd..............   3,060,140      54,140,695       0.4%
   Sanlam, Ltd.....................  28,905,406     107,867,260       0.8%
   Standard Bank Group, Ltd........  10,800,550     133,678,079       0.9%
  #Steinhoff International
    Holdings, Ltd..................  16,661,875      50,383,723       0.3%
   Other Securities................                 576,621,237       4.1%
                                                ---------------      ----
TOTAL SOUTH AFRICA.................               1,179,957,367       8.4%
                                                ---------------      ----
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc.......   2,545,984      90,951,178       0.7%
   Hyundai Motor Co., Ltd..........     695,176     140,000,418       1.0%
 #*KB Financial Group, Inc. ADR....   3,116,900     121,714,945       0.9%
  #LG Electronics, Inc.............   1,144,074      75,740,020       0.5%
   POSCO...........................     366,870     127,116,197       0.9%
 #*POSCO ADR.......................   1,529,671     131,429,332       0.9%
   Samsung C&T Corp................   1,105,770      68,369,291       0.5%
  #Samsung SDI Co., Ltd............     384,336      46,296,900       0.3%
   Shinhan Financial Group Co.,
     Ltd...........................   3,676,399     146,457,204       1.1%
  #Shinhan Financial Group Co.,
    Ltd. ADR.......................     818,794      65,176,002       0.5%
   SK Holdings Co., Ltd............     349,657      46,548,698       0.3%
   Other Securities................                 978,264,186       7.0%
                                                ---------------      ----
TOTAL SOUTH KOREA..................               2,038,064,371      14.6%
                                                ---------------      ----
TAIWAN -- (11.4%)
   First Financial Holding Co.,
     Ltd...........................  72,788,356      48,316,420       0.4%
   Fubon Financial Holding Co.,
     Ltd...........................  48,047,063      56,332,130       0.4%
  #Mega Financial Holding Co., Ltd.  95,728,765      73,586,438       0.5%
  #United Microelectronics Corp.... 166,249,681      72,995,607       0.5%
   Other Securities................               1,448,397,285      10.3%
                                                ---------------      ----
TOTAL TAIWAN.......................               1,699,627,880      12.1%
                                                ---------------      ----
THAILAND -- (2.2%)
   Other Securities................                 326,723,327       2.3%
                                                ---------------      ----
TURKEY -- (1.8%)
   Other Securities................                 258,818,491       1.8%
                                                ---------------      ----
TOTAL COMMON STOCKS................              13,161,482,054      94.0%
                                                ---------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       PERCENTAGE
                                          SHARES         VALUE++     OF NET ASSETS**
                                        ------------ --------------- ---------------
PREFERRED STOCKS -- (4.9%)
BRAZIL -- (4.9%)
  #Gerdau SA Sponsored ADR.............    6,582,102 $    59,370,560        0.4%
  #Petroleo Brasileiro SA ADR..........   14,314,698     362,018,712        2.6%
   Usinas Siderurgicas de Minas
     Gerais SA Perferred Series A......    8,735,599      61,108,742        0.4%
   Other Securities....................                  249,018,808        1.8%
                                                     ---------------      -----
TOTAL BRAZIL...........................                  731,516,822        5.2%
                                                     ---------------      -----
INDIA -- (0.0%)
   Other Securities....................                      124,022        0.0%
                                                     ---------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                      823,203        0.0%
                                                     ---------------      -----
TOTAL PREFERRED STOCKS.................                  732,464,047        5.2%
                                                     ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities....................                           --        0.0%
                                                     ---------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                          167        0.0%
                                                     ---------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities....................                    1,665,450        0.0%
                                                     ---------------      -----
THAILAND -- (0.0%)
   Other Securities....................                       14,739        0.0%
                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS..................                    1,680,356        0.0%
                                                     ---------------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT
                                           (000)         VALUE+
                                        ------------ ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@DFA Short Term Investment Fund.....  975,164,009     975,164,009        7.0%
   @Repurchase Agreement,
     Deutsche Bank Securities,
     Inc. 0.11%, 11/01/11
     (Collateralized by FNMA
     3.500%, 11/01/31, valued at
     $615,910) to be repurchased
     at $603,835....................... $        604         603,833        0.0%
                                                     ---------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL...........................                  975,767,842        7.0%
                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,542,174,907)...............              $14,871,394,299      106.2%
                                                     ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                            VALUATION INPUTS
                         ------------------------------------------------------
                                INVESTMENT IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Brazil.............. $1,132,388,490              --   --    $ 1,132,388,490
    Chile...............    269,584,664              --   --        269,584,664
    China...............    259,284,178 $ 1,766,961,597   --      2,026,245,775
    Czech Republic......             --      47,098,177   --         47,098,177
    Hungary.............             --      73,482,477   --         73,482,477
    India...............    170,449,761   1,127,361,852   --      1,297,811,613
    Indonesia...........        360,979     496,591,264   --        496,952,243
    Israel..............         29,523       1,584,583   --          1,614,106
    Malaysia............      6,339,852     465,265,266   --        471,605,118
    Mexico..............    697,363,905         632,541   --        697,996,446
    Philippines.........             --     128,360,276   --        128,360,276
    Poland..............             --     237,347,933   --        237,347,933
    Russia..............         90,326     777,712,974   --        777,803,300
    South Africa........    256,013,737     923,943,630   --      1,179,957,367
    South Korea.........    370,900,652   1,667,163,719   --      2,038,064,371
    Taiwan..............     33,736,378   1,665,891,502   --      1,699,627,880
    Thailand............    326,723,327              --   --        326,723,327
    Turkey..............             --     258,818,491   --        258,818,491
 Preferred Stocks
    Brazil..............    731,516,822              --   --        731,516,822
    India...............             --         124,022   --            124,022
    Malaysia............         82,073         741,130   --            823,203
 Rights/Warrants
    China...............             --              --   --                 --
    Malaysia............            167              --   --                167
    South Korea.........             --       1,665,450   --          1,665,450
    Thailand............         14,739              --   --             14,739
 Securities Lending
   Collateral...........             --     975,767,842   --        975,767,842
                         -------------- ---------------   --    ---------------
 TOTAL.................. $4,254,879,573 $10,616,514,726   --    $14,871,394,299
                         ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,084,631 of securities on loan)*. $13,895,627
Collateral Received from Securities on Loan at Value & Cost........         604
Affiliated Collateral Received from Securities on Loan at Value &
  Cost.............................................................     975,164
Foreign Currencies at Value........................................      23,423
Cash...............................................................      75,404
Receivables:
   Investment Securities Sold......................................       7,107
   Dividends, Interest and Tax Reclaims............................       8,268
   Fund Shares Sold................................................      44,423
   Securities Lending Income.......................................       1,206
                                                                    -----------
       Total Assets................................................  15,031,226
                                                                    -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................     975,768
   Investment Securities Purchased.................................      46,500
   Fund Shares Redeemed............................................       2,165
   Due to Advisor..................................................       1,081
Unrealized Loss on Foreign Currency Contracts......................          66
Accrued Expenses and Other Liabilities.............................       2,067
                                                                    -----------
       Total Liabilities...........................................   1,027,647
                                                                    -----------
NET ASSETS......................................................... $14,003,579
                                                                    ===========
Investments at Cost................................................ $13,566,407
                                                                    ===========
Foreign Currencies at Cost......................................... $    23,378
                                                                    ===========
--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $41,813)......... $   337,342
   Interest.....................................................         118
   Income from Securities Lending...............................      11,381
                                                                 -----------
          Total Investment Income...............................     348,841
                                                                 -----------
EXPENSES
   Investment Advisory Services Fees............................      14,009
   Accounting & Transfer Agent Fees.............................       1,329
   Custodian Fees...............................................      11,494
   Shareholders' Reports........................................          73
   Directors'/Trustees' Fees & Expenses.........................         116
   Professional Fees............................................         753
   Other........................................................         263
                                                                 -----------
          Total Expenses........................................      28,037
                                                                 -----------
   Fees Paid Indirectly.........................................         (13)
                                                                 -----------
   Net Expenses.................................................      28,024
                                                                 -----------
   NET INVESTMENT INCOME (LOSS).................................     320,817
                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................     201,891
       Foreign Currency Transactions............................      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:.........
       Investment Securities and Foreign Currency...............  (2,901,288)
       Translation of Foreign Currency Denominated Amounts......          (7)
   Change in Deferred Thailand Capital Gains Tax................      16,303
                                                                 -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................  (2,686,773)
                                                                 -----------
Net Increase (Decrease) in Net Assets Resulting from Operations. $(2,365,956)
                                                                 ===========
--------
** Net of foreign capital gain taxes withheld of $1,707.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       YEAR           YEAR
                                                      ENDED          ENDED
                                                     OCT. 31,       OCT. 31,
                                                       2011           2010
                                                  -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   320,817    $   171,366
   Net Realized Gain (Loss) on:
       Investment Securities Sold................     201,891        591,224
       Foreign Currency Transactions.............      (3,672)**      (3,254)**
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities and Foreign
         Currency................................  (2,901,288)     1,841,702
       Translation of Foreign Currency
         Denominated Amounts.....................          (7)          (154)
   Change in Deferred Thailand Capital
     Gains Tax...................................      16,303        (10,266)
                                                  -----------    -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................  (2,365,956)     2,590,618
                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................   5,059,674      2,372,583
   Withdrawals...................................    (608,094)    (1,010,371)
                                                  -----------    -----------
          Net Increase (Decrease) from
            Transactions in Interest.............   4,451,580      1,362,212
                                                  -----------    -----------
          Total Increase (Decrease) in
            Net Assets...........................   2,085,624      3,952,830
NET ASSETS
   Beginning of Period...........................  11,917,955      7,965,125
                                                  -----------    -----------
   End of Period................................. $14,003,579    $11,917,955
                                                  ===========    ===========
--------
** Net of foreign capital gain taxes withheld of $1,707 and $1,806, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR          YEAR        YEAR         PERIOD                      YEAR
                                                  ENDED         ENDED       ENDED      DEC. 1, 2007    YEAR ENDED    ENDED
                                                 OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                                   2011          2010        2009      OCT. 31, 2008      2007        2006
                                               -----------   -----------  ----------  -------------    ----------  ----------
Total Return..................................      (14.47)%       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%
                                               -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period (thousands)......... $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912
Ratio of Expenses to Average Net Assets.......        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.29%         1.81%       2.17%        3.19%(B)        2.50%       2.57%
Portfolio Turnover Rate.......................           5%           15%         20%          14%(C)          14%          9%

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio;

DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $205 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended October 31, 2011, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amount in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            Dimensional Emerging Markets Value Fund......    $13

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $24 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

            Purchases.................................... $5,467,684
            Sales........................................    754,501

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------   ------------ -------------- --------------
             $14,574,908  $2,389,582   $(2,093,095)     $296,487

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At October 31, 2011, the Fund had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
        ------------- ------------ ------------ -------- ---------------
            0.91%       $32,673         41        $34       $124,315

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2011.

H. SECURITIES LENDING:

   As of October 31, 2011, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $204,631 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The

Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

NAME, POSITION                                      PORTFOLIOS WITHIN THE   PRINCIPAL OCCUPATION(S) DURING PAST 5
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN                     COMPANIES HELD
---------------              --------------------   ---------------------  ---------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS
                                         --------------------------------
George M. Constantinides     DFAITC - since 1993    94 portfolios in 4     Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.  DFAIDG - since 1983    investment companies   University of Chicago Booth School of
Trustee of DFAITC and DEM.   DIG - since 1993                              Business.
The University of Chicago    DEM - since 1993
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould                DFAITC - since 1993    94 portfolios in 4     Steven G. Rothmeier Distinguished
Director of DFAIDG and DIG.  DFAIDG - since 1986    investment companies   Service Professor of Economics, The
Trustee of DFAITC and DEM.   DIG - since 1993                              University of Chicago Booth School of
The University of Chicago    DEM - since 1993                              Business (since 1965). Member and
Booth School of Business                                                   Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                    Committee, Chicago Mercantile Exchange
Chicago, IL 60637                                                          (futures trading exchange) (since
Age: 72                                                                    2004). Formerly, Director of UNext,
                                                                           Inc. (1999-2006). Trustee, Harbor Fund
                                                                           (registered investment company) (30
                                                                           Portfolios) (since 1994). Formerly,
                                                                           Member of the Board of Milwaukee Mutal
                                                                           Insurance Company (1997-2010).

Roger G. Ibbotson            DFAITC - since 1993    94 portfolios in 4     Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.  DFAIDG - since 1981    investment companies   School of Management (since 1984).
Trustee of DFAITC and DEM.   DIG - since 1993                              Chairman, CIO and Partner, Zebra
Yale School of Management    DEM - since 1993                              Capital Management, LLC (hedge fund
135 Prospect Street                                                        manager) (since 2001). Consultant to
New Haven, CT                                                              Morningstar, Inc. (since 2006).
06520-8200                                                                 Formerly, Chairman, Ibbotson
Age: 68                                                                    Associates, Inc., Chicago, IL (software
                                                                           data publishing and consulting)
                                                                           (1977-2006). Formerly, Director, BIRR
                                                                           Portfolio Analysis, Inc. (software
                                                                           products) (1990-2010).

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -----------------------------------------------
Edward P. Lazear             DFAITC - since 2010    94 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.  DFAIDG - since 2010    investment companies    Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.   DIG - since 2010                               Professor of Human Resources Management
Stanford University          DEM - since 2010                               and Economics, Graduate School of
Graduate School of Business                                                 Business, Stanford University (since 1995).
518 Memorial Way                                                            Cornerstone Research (expert testimony and
Stanford, CA 94305-5015                                                     economic and financial analysis) (since
Age: 63                                                                     2009). Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner,
                                                                            White House Panel on Tax Reform (2005).

Myron S. Scholes             DFAITC - since 1993    94 portfolios in 4      Frank E. Buck Professor Emeritus of
Director of DFAIDG and DIG.  DFAIDG - since 1981    investment companies    Finance, Stanford University (since 1981).
Trustee of DFAITC and DEM.   DIG - since 1993                               Formerly, Chairman, Platinum Grove Asset
c/o Dimensional Fund         DEM - since 1993                               Management, L.P. (hedge fund) (formerly,
Advisors, L.P.                                                              Oak Hill Platinum Partners) (1999-2009).
6300 Bee Cave Road                                                          Formerly, Managing Partner, Oak Hill
Building 1                                                                  Capital Management (private equity firm)
Austin, TX 78746                                                            (until 2004). Director, American Century
Age: 70                                                                     Fund Complex (registered investment
                                                                            companies) (40 Portfolios) (since 1980).
                                                                            Formerly, Director, Chicago Mercantile
                                                                            Exchange (2001-2008).

Abbie J. Smith               DFAITC - since 2000    94 portfolios in 4      Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.  DFAIDG - since 2000    investment companies    Professor of Accounting, The University of
Trustee of DFAITC and DEM.   DIG - since 2000                               Chicago Booth School of Business (since
The University of Chicago    DEM - since 2000                               1980). Co-Director Investment Research,
Booth School of Business                                                    Fundamental Investment Advisors (hedge
5807 S. Woodlawn                                                            fund) (since 2008). Director, HNI
Avenue                                                                      Corporation (formerly known as HON
Chicago, IL 60637                                                           Industries Inc.) (office furniture) (since
Age: 58                                                                     2000). Director, Ryder System Inc.
                                                                            (transportation, logistics and supply-chain
                                                                            management) (since 2003). Trustee, UBS
                                                                            Funds (3 investment companies within the
                                                                            fund complex) (52 portfolios) (since 2009).

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -----------------------------------------------
                                          INTERESTED TRUSTEES/DIRECTORS*
David G. Booth               DFAITC - since 1993    94 portfolios in 4         Chairman, Director/Trustee, President,
Chairman, Director,          DFAIDG - since 1981    investment companies       and Co-Chief Executive Officer (since
Co-Chief Executive Officer   DIG - since 1992                                  January 2010) of Dimensional Holdings
and President of DFAIDG      DEM - since 1993                                  Inc., Dimensional Fund Advisors LP, DFA
and DIG. Chairman,                                                             Securities LLC, Dimensional Emerging
Trustee, Co-Chief                                                              Markets Value Fund, DFAIDG, Dimensional
Executive Officer and                                                          Investment Group Inc. and The DFA
President of DFAITC and                                                        Investment Trust Company. Director of
DEM.                                                                           Dimensional Fund Advisors Ltd.,
6300 Bee Cave Road,                                                            Dimensional Funds PLC, Dimensional
Building One                                                                   Funds II PLC, DFA Australia Limited and
Austin, Texas 78746                                                            Dimensional Cayman Commodity Fund I
Age: 64                                                                        Ltd. Chairman and President of
                                                                               Dimensional SmartNest LLC and
                                                                               Dimensional SmartNest (US) LLC.
                                                                               Chairman, Director and Co-Chief
                                                                               Executive Officer of Dimensional Fund
                                                                               Advisors Canada ULC. Limited Partner,
                                                                               Oak Hill Partners (since 2001) and VSC
                                                                               Investors, LLC (since 2007). Trustee,
                                                                               The University of Chicago. Trustee,
                                                                               University of Kansas Endowment
                                                                               Association. Formerly, Chief Executive
                                                                               Officer (until 2010) and Chief
                                                                               Investment Officer (2003-2007) of
                                                                               Dimensional Fund Advisors LP, DFA
                                                                               Securities LLC, Dimensional Emerging
                                                                               Markets Value Fund, DFAIDG, Dimensional
                                                                               Investment Group Inc., The DFA
                                                                               Investment Trust Company and
                                                                               Dimensional Holdings Inc. Formerly,
                                                                               Chief Investment Officer of Dimensional
                                                                               Fund Advisors Ltd. Formerly, President
                                                                               and Chief Investment Officer of DFA
                                                                               Australia Limited. Formerly, Director,
                                                                               SA Funds (registered investment
                                                                               company).

Eduardo A. Repetto           DFAITC - since 2009    94 portfolios in 4         Co-Chief Executive Officer (since
Director, Co-Chief           DFAIDG - since 2009    investment companies       January 2010), Chief Investment Officer
Executive Officer and        DIG - since 2009                                  (since March 2007) and Director/Trustee
Chief Investment Officer of  DEM - since 2009                                  of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                                Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                              Securities LLC, Dimensional Emerging
Executive Officer and                                                          Markets Value Fund, DFAIDG, Dimensional
Chief Investment Officer of                                                    Investment Group Inc., The DFA
DFAITC and DEM.                                                                Investment Trust Company and
6300 Bee Cave Road,                                                            Dimensional Cayman Commodity Fund I
Building One                                                                   Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                               President and Chief Investment Officer
Age: 44                                                                        of Dimensional Fund Advisors Canada
                                                                               ULC. Chief Investment Officer, Vice
                                                                               President and Director of DFA Australia
                                                                               Limited. Director of Dimensional Fund
                                                                               Advisors Ltd., Dimensional Funds PLC
                                                                               and Dimensional Funds II PLC. Co-Chief
                                                                               Executive Officer of Dimensional
                                                                               SmartNest LLC and Dimensional SmartNest
                                                                               (US) LLC. Formerly, Vice President of
                                                                               Dimensional Holdings Inc., Dimensional
                                                                               Fund Advisors LP, DFA Securities LLC,
                                                                               Dimensional Emerging Markets Value
                                                                               Fund, DFAIDG, Dimensional Investment
                                                                               Group Inc., The DFA Investment Trust
                                                                               Company and Dimensional Fund Advisors
                                                                               Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                 TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND      AND LENGTH OF
AND AGE                              SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------     ----------------   -------------------------------------------
                                         OFFICERS
April A. Aandal                    Since 2008         Vice President, Global Business
Vice President, Global Business                       Development of all the DFA Entities.
Development                                           Chief Learning Officer of Dimensional
Age: 48                                               (September 2008-October 2011).
                                                      Formerly, Regional Director of
                                                      Dimensional (2004-2008).

Darryl D. Avery                    Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                   Since 1993         Vice President of all the DFA Entities.
Vice President                                        Formerly, Vice President of DFA
Age: 55                                               Australia Limited and Dimensional Fund
                                                      Advisors Ltd.

John T. Blood                      Since 2011         Vice President of all the DFA Entities.
Vice President                                        Regional Director for Dimensional
Age: 42                                               (2010). Formerly, Chief Market
                                                      Strategist at Commonwealth Financial
                                                      (2007-2010); Director of Research at
                                                      Commonwealth Financial (2000-2007).

Scott A. Bosworth                  Since 2007         Vice President of all the DFA Entities.
Vice President                                        Regional Director of Dimensional (since
Age: 42                                               November 1997).

Valerie A. Brown                   Since 2001         Vice President and Assistant Secretary
Vice President and Assistant                          of all the DFA Entities, DFA Australia
Secretary                                             Limited, Dimensional Fund Advisors
Age: 44                                               Ltd., Dimensional Fund Advisors Canada
                                                      ULC (since 2003) and Dimensional Cayman
                                                      Commodity Fund I Ltd.

David P. Butler                    Since 2007         Vice President of all the DFA Entities.
Vice President                                        Head of Global Financial Services of
Age: 47                                               Dimensional (since 2008). Formerly,
                                                      Regional Director of Dimensional
                                                      (January 1995 to January 2005).

James G. Charles                   Since 2011         Vice President of all the DFA Entities.
Vice President                                        Regional Director for Dimensional
Age: 55                                               (2008-2010). Formerly, Vice President,
                                                      Client Portfolio Manager at American
                                                      Century Investments (2001-2008).

Joseph H. Chi                      Since 2009         Vice President of all the DFA Entities.
Vice President                                        Portfolio Manager for Dimensional
Age: 45                                               (since October 2005).

Stephen A. Clark                   Since 2004         Vice President of all the DFA Entities,
Vice President                                        DFA Australia Limited and Dimensional
Age: 39                                               Fund Advisors Canada ULC.

Robert P. Cornell                  Since 2007         Vice President of all the DFA Entities.
Vice President                                        Regional Director of Financial Services
Age: 62                                               Group of Dimensional (since August
                                                      1993).

George H. Crane                    Since 2010         Vice President of all the DFA Entities.
Vice President                                        Formerly, Senior Vice President and
Age: 56                                               Managing Director at State Street Bank
                                                      & Trust Company (2007-2008). Managing
                                                      Director, Head of Investment
                                                      Administration and Operations at State
                                                      Street Research & Management Company
                                                      (2002-2005).

Christopher S. Crossan             Since 2004         Vice President and Global Chief
Vice President and Global Chief                       Compliance Officer of all the DFA
Compliance Officer                                    Entities, DFA Australia Limited,
Age: 45                                               Dimensional Fund Advisors Ltd.,
                                                      Dimensional SmartNest LLC and
                                                      Dimensional SmartNest (US) LLC. Chief
                                                      Compliance Officer of Dimensional Fund
                                                      Advisors Canada ULC.

                                    TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND         AND LENGTH OF
AND AGE                                 SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------        ----------------   -------------------------------------------

James L. Davis                        Since 1999         Vice President of all the DFA Entities.
Vice President                                           Formerly, Vice President of DFA
Age: 54                                                  Australia Limited and Dimensional Fund
                                                         Advisors Ltd.

Robert T. Deere                       Since 1994         Vice President of all the DFA Entities,
Vice President                                           DFA Australia Limited and Dimensional
Age: 54                                                  Fund Advisors Canada ULC.

Peter F. Dillard                      Since 2010         Vice President of all the DFA Entities.
Vice President                                           Research Associate for Dimensional
Age: 39                                                  (since August 2008). Formerly, Research
                                                         Assistant for Dimensional (April
                                                         2006-August 2008).

Robert W. Dintzner                    Since 2001         Vice President of all the DFA Entities.
Vice President and Chief                                 Chief Communications Officer of
Communications Officer                                   Dimensional (since 2010).
Age: 41

Richard A. Eustice                    Since 1998         Vice President and Assistant Secretary
Vice President and Assistant                             of all the DFA Entities and DFA
Secretary                                                Australia Limited. Chief Operating
Age: 46                                                  Officer of Dimensional Fund Advisors
                                                         Ltd. (since July 2008). Formerly, Vice
                                                         President of Dimensional Fund Advisors
                                                         Ltd.

Gretchen A. Flicker                   Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                        Since 2008         Vice President of all the DFA Entities.
Vice President                                           Portfolio Manager for Dimensional
Age: 37                                                  (since September 2004).

Jeremy P. Freeman                     Since 2009         Vice President of all the DFA Entities.
Vice President                                           Senior Technology Manager for
Age: 40                                                  Dimensional (since June 2006).
                                                         Formerly, Principal at AIM
                                                         Investments/Amvescap PLC (now Invesco)
                                                         (June 1998-June 2006).

Mark R. Gochnour                      Since 2007         Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional.
Age: 44

Henry F. Gray                         Since 2000         Vice President of all the DFA Entities.
Vice President                                           Formerly, Vice President of DFA
Age: 44                                                  Australia Limited.

John T. Gray                          Since 2007         Vice President of all the DFA Entities.
Vice President                                           Formerly, Regional Director of
Age: 37                                                  Dimensional (January 2005 to February
                                                         2007).

Joel H. Hefner                        Since 2007         Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional (since
Age: 43                                                  June 1998).

Julie C. Henderson                    Since 2005         Vice President and Fund Controller of
Vice President and Fund Controller                       all the DFA Entities and Dimensional
Age: 37                                                  Cayman Commodity Fund I Ltd.

Kevin B. Hight                        Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                       Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                    Since 2011         Vice President of all the DFA Entities.
Vice President                                           Formerly, Managing Director, Co-Head
Age: 51                                                  Global Consultant Relations at
                                                         BlackRock (2004-2011).

Jeff J. Jeon                          Since 2004         Vice President of all the DFA Entities
Vice President                                           and Dimensional Cayman Commodity Fund I
Age: 37                                                  Ltd.

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------        --------------------- -------------------------------------------
Patrick M. Keating                       Since 2003         Vice President of all the DFA Entities
Vice President and Chief Operating                          and Dimensional Cayman Commodity Fund I
Officer                                                     Ltd. and Chief Operating Officer of
Age: 56                                                     Dimensional and Dimensional Cayman
                                                            Commodity Fund I Ltd. Director, Vice
                                                            President and Chief Privacy Officer of
                                                            Dimensional Fund Advisors Canada ULC.
                                                            Director of DFA Australia Limited.

David M. Kershner                        Since 2010         Vice President of all the DFA Entities.
Vice President                                              Portfolio Manager for Dimensional
Age: 40                                                     (since June 2004).

Timothy R. Kohn                          Since 2011         Vice President of all the DFA Entities.
Vice President                                              Head of Defined Contribution Sales for
Age: 40                                                     Dimensional (since August 2010).
                                                            Formerly, Chief DC Strategist, Barclays
                                                            Global Investors (2005-2009).

Joseph F. Kolerich                       Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                         Since 2011         Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (2007-2010).

Michael F. Lane                          Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                               Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                           Since 2011         Vice President of all the DFA Entities.
Vice President                                              Research Associate for Dimensional
Age: 30                                                     (July 2008-2010).

Apollo D. Lupescu                        Since 2009         Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (since February 2004).

Kenneth M. Manell                        Since 2010         Vice President of all the DFA Entities
Vice President                                              and Dimensional Cayman Commodity Fund I
Age: 38                                                     Ltd. Counsel for Dimensional (since
                                                            September 2006). Formerly, Assistant
                                                            General Counsel at Castle & Cooke
                                                            (January 2004-September 2006).

Aaron M. Marcus                          Since 2008         Vice President and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional. Formerly,
Human Resources                                             Global Head of Recruiting and Vice
Age: 41                                                     President of Goldman Sachs & Co. (June
                                                            2006 to January 2008), and Global
                                                            Co-Head of HR of the Equities & FICC
                                                            Division, and Vice President of Goldman
                                                            Sachs & Co. (May 2005 to May 2006).

David R. Martin                          Since 2007         Vice President, Chief Financial Officer
Vice President, Chief Financial                             and Treasurer of all the DFA Entities.
Officer and Treasurer                                       Director, Vice President, Chief
Age: 54                                                     Financial Officer and Treasurer of
                                                            Dimensional Fund Advisors Ltd. and DFA
                                                            Australia Limited. Chief Financial
                                                            Officer, Treasurer, and Vice President
                                                            of Dimensional Fund Advisors Canada
                                                            ULC, Dimensional SmartNest LLC,
                                                            Dimensional SmartNest (US) LLC and
                                                            Dimensional Cayman Commidity Fund I
                                                            Ltd. Director of Dimensional Funds PLC
                                                            and Dimensional Funds II PLC. Formerly,
                                                            Executive Vice President and Chief
                                                            Financial Officer of Janus Capital
                                                            Group Inc. (June 2005 to March 2007).

Catherine L. Newell                 Vice President since    Vice President and Secretary of all the
Vice President and Secretary         1997 and Secretary     DFA Entities. Director, Vice President
Age: 47                                  since 2000         and Secretary of DFA Australia Limited
                                                            and Dimensional Fund Advisors Ltd.
                                                            (since February 2002, April 1997 and
                                                            May 2002, respectively). Vice President
                                                            and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003),
                                                            Dimensional SmartNest LLC, Dimensional
                                                            SmartNest (US) LLC and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director,
                                                            Dimensional Funds PLC and Dimensional
                                                            Funds II PLC (since 2002 and 2006,
                                                            respectively). Formerly, Assistant
                                                            Secretary of all DFA Entities, DFA
                                                            Australia Limited and Dimensional Fund
                                                            Advisors Ltd.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------
Christian A. Newton             Since 2009        Vice President of all DFA Entities. Web
Vice President                                    Services Manager for Dimensional (since
Age: 36                                           January 2008). Formerly, Design Manager
                                                  of Dimensional (2005-2008).

Pamela B. Noble                 Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 47                                           (2008-2010). Formerly, Vice President
                                                  and Portfolio Manager at USAA
                                                  Investment Management Company
                                                  (2001-2006).

Carolyn L. O                    Since 2010        Vice President of all the DFA Entities
Vice President                                    and Dimensional Cayman Commodity Fund I
Age: 37                                           Ltd. Deputy General Counsel, Funds
                                                  (since 2011). Counsel for Dimensional
                                                  (2007-2011). Formerly, Associate at K&L
                                                  Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly              Since 2007        Vice President of all the DFA Entities.
Vice President                                    Formerly, Research Associate of
Age: 34                                           Dimensional (2004 to 2006).

Daniel C. Ong                   Since 2009        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 37                                           (since July 2005).

Kyle K. Ozaki                   Since 2010        Vice President of all the DFA Entities.
Vice President                                    Senior Compliance Officer for
Age: 33                                           Dimensional (since January 2008).
                                                  Formerly, Compliance Officer (February
                                                  2006-December 2007) and Compliance
                                                  Analyst (August 2004-January 2006) for
                                                  Dimensional.

David A. Plecha                 Since 1993        Vice President of all the DFA Entities,
Vice President                                    DFA Australia Limited, Dimensional Fund
Age: 50                                           Advisors Ltd. and Dimensional Fund
                                                  Advisors Canada ULC.

Allen Pu                        Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional (July
Age: 40                                           2006-2010).

Stephen A. Quance               Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 37                                           (October 2006-2010).

Theodore W. Randall             Since 2008        Vice President of all the DFA Entities.
Vice President                                    Formerly, Research Associate of
Age: 38                                           Dimensional (2006-2008). Systems
                                                  Developer of Dimensional (2001-2006).

L. Jacobo Rodriguez             Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                   Since 2010        Vice President of all the DFA Entities.
Vice President                                    Client Systems Manager for Dimensional
Age: 52                                           (since July 2008). Formerly, Senior
                                                  Manager at Vanguard (November 1997-July
                                                  2008).

David E. Schneider              Since 2001        Vice President of all the DFA Entities
Vice President                                    and Dimensional Fund Advisors Canada
Age: 65                                           ULC. Head of Institutional Services of
                                                  Dimensional.

Walid A. Shinnawi               Since 2010        Vice President of all the DFA Entities.
Vice President                                    Regional Director for Dimensional
Age: 49                                           (since March 2006). Formerly, Senior
                                                  Director at Moody's KMV (1999-March
                                                  2006).

Bruce A. Simmons                Since 2009        Vice President of all the DFA Entities.
Vice President                                    Investment Operations Manager for
Age: 46                                           Dimensional (since May 2007). Formerly,
                                                  Vice President Client and Fund
                                                  Reporting at Mellon Financial
                                                  (September 2005-May 2007).

Edward R. Simpson               Since 2007        Vice President of all the DFA Entities.
Vice President                                    Regional Director of Dimensional (since
Age: 43                                           December 2002).

Bryce D. Skaff                  Since 2007        Vice President of all the DFA Entities.
Vice President                                    Formerly, Regional Director of
Age: 36                                           Dimensional (December 1999 to January
                                                  2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------
Andrew D. Smith                 Since 2011         Vice President of all the DFA Entities.
Vice President                                     Project Manager for Dimensional
Age: 43                                            (2007-2010). Formerly, Business Analyst
                                                   Manager, National Instruments
                                                   (2003-2007).

Grady M. Smith                  Since 2004         Vice President of all the DFA Entities
Vice President                                     and Dimensional Fund Advisors Canada
Age: 55                                            ULC.

Carl G. Snyder                  Since 2000         Vice President of all the DFA Entities.
Vice President                                     Formerly, Vice President of DFA
Age: 48                                            Australia Limited.

Lawrence R. Spieth              Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman              Since 2004         Vice President of all the DFA Entities
Vice President                                     and Director and Vice President of
Age: 38                                            Dimensional Fund Advisors Canada ULC.

Robert C. Trotter               Since 2009         Vice President of all the DFA Entities.
Vice President                                     Senior Manager, Technology for
Age: 53                                            Dimensional (since March 2007).
                                                   Formerly, Director of Technology at
                                                   AMVESCAP (2002-2007).

Karen E. Umland                 Since 1997         Vice President of all the DFA Entities,
Vice President                                     DFA Australia Limited, Dimensional Fund
Age: 45                                            Advisors Ltd., and Dimensional Fund
                                                   Advisors Canada ULC.

Brian J. Walsh                  Since 2009         Vice President of all the DFA Entities.
Vice President                                     Portfolio Manager for Dimensional
Age: 41                                            (since 2004).

Weston J. Wellington            Since 1997         Vice President of all the DFA Entities.
Vice President                                     Formerly, Vice President of DFA
Age: 60                                            Australia Limited.

Ryan J. Wiley                   Since 2007         Vice President of all the DFA Entities.
Vice President                                     Senior Trader of Dimensional. Formerly,
Age: 35                                            Portfolio Manager (2006 to 2007) and
                                                   Trader (2001 to 2006) for Dimensional.

Paul E. Wise                    Since 2005         Vice President of all the DFA Entities.
Vice President                                     Chief Technology Officer for
Age: 56                                            Dimensional (since 2004).

John S. Wotowicz                Since 2010         Vice President of all the DFA Entities.
Vice President                                     Formerly, Managing Director at Morgan
Age: 47                                            Stanley (1999-2007).

Joseph L. Young                 Since 2011         Vice President of all the DFA Entities.
Vice President                                     Regional Director for Dimensional
Age: 33                                            (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.


                                                   NET
                                               INVESTMENT    SHORT-TERM     LONG-TERM   RETURN
                                                 INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL
DFA INVESTMENT DIMENSIONS GROUP INC.          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS
------------------------------------          ------------- ------------- ------------- ------- ---------- -------------
Enhanced U.S. Large Company Portfolio........      100%          --            --         --        --          100%
U.S. Large Cap Value Portfolio...............      100%          --            --         --        --          100%
U.S. Targeted Value Portfolio................       76%          --            24%        --        --          100%
U.S. Small Cap Value Portfolio...............       80%          --            20%        --        --          100%
U.S. Core Equity 1 Portfolio.................      100%          --            --         --        --          100%
U.S. Core Equity 2 Portfolio.................      100%          --            --         --        --          100%
U.S. Vector Equity Portfolio.................      100%          --            --         --        --          100%
U. S Small Cap Portfolio.....................       92%          --             8%        --        --          100%
U.S. Micro Cap Portfolio.....................      100%          --            --         --        --          100%
DFA Real Estate Securities Portfolio.........      100%          --            --         --        --          100%
Large Cap International Portfolio............      100%          --            --         --        --          100%
International Core Equity Portfolio..........      100%          --            --         --        --          100%
International Small Company Portfolio........       97%          --             3%        --        --          100%
Japanese Small Company Portfolio.............      100%          --            --         --        --          100%
Asia Pacific Small Company Portfolio.........      100%          --            --         --        --          100%
United Kingdom Small Company Portfolio.......      100%          --            --         --        --          100%
Continental Small Company Portfolio..........      100%          --            --         --        --          100%
DFA International Real Estate Securities
  Portfolio..................................      100%          --            --         --        --          100%
DFA Global Real Estate Securities Portfolio..      100%          --            --         --        --          100%
DFA International Small Cap Value Portfolio..       57%          --            43%        --        --          100%
International Vector Equity Portfolio........       82%          --            18%        --        --          100%
World ex U.S. Value Portfolio................       83%           1%           16%        --        --          100%
Emerging Markets Portfolio...................       24%          --            76%        --        --          100%
Emerging Markets Small Cap Portfolio.........       38%          --            62%        --        --          100%
Emerging Markets Value Portfolio.............       29%           9%           62%        --        --          100%
Emerging Markets Core Equity Portfolio.......      100%          --            --         --        --          100%
DFA Commodity Strategy Portfolio.............       99%           1%           --         --        --          100%
DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio............      100%          --            --         --        --          100%
U.S. Large Company Portfolio.................      100%          --            --         --        --          100%

                                               QUALIFYING
                                              FOR CORPORATE
                                                DIVIDENDS   QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING   QUALIFYING
                                                RECEIVED     DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST    SHORT-TERM
DFA INVESTMENT DIMENSIONS GROUP INC.          DEDUCTION(1)  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)  CAPITAL GAIN(7)
------------------------------------          ------------- ---------- ----------- --------- --------- ---------- ---------------
Enhanced U.S. Large Company Portfolio........       --          --          1%        --         --       100%          100%
U.S. Large Cap Value Portfolio...............      100%        100%        --         --         --       100%          100%
U.S. Targeted Value Portfolio................      100%        100%        --         --         --       100%          100%
U.S. Small Cap Value Portfolio...............      100%        100%        --         --         --       100%          100%
U.S. Core Equity 1 Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Core Equity 2 Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Vector Equity Portfolio.................      100%        100%        --         --         --       100%          100%
U. S Small Cap Portfolio.....................      100%        100%        --         --         --       100%          100%
U.S. Micro Cap Portfolio.....................      100%        100%        --         --         --       100%          100%
DFA Real Estate Securities Portfolio.........      100%        100%        --         --         --       100%          100%
Large Cap International Portfolio............      100%        100%        --          4%        95%      100%          100%
International Core Equity Portfolio..........      100%        100%        --          3%        95%      100%          100%
International Small Company Portfolio........      100%        100%        --          3%        93%      100%          100%
Japanese Small Company Portfolio.............      100%        100%        --          7%        93%      100%          100%
Asia Pacific Small Company Portfolio.........      100%        100%        --          1%        93%      100%          100%
United Kingdom Small Company Portfolio.......      100%        100%        --         --        100%      100%          100%
Continental Small Company Portfolio..........      100%        100%        --          5%        89%      100%          100%
DFA International Real Estate Securities
  Portfolio..................................      100%        100%        --          2%        97%      100%          100%
DFA Global Real Estate Securities Portfolio..      100%        100%        --         --         --       100%          100%
DFA International Small Cap Value Portfolio..      100%        100%        --          3%        89%      100%          100%
International Vector Equity Portfolio........      100%        100%        --          3%        93%      100%          100%
World ex U.S. Value Portfolio................      100%        100%        --          2%        91%      100%          100%
Emerging Markets Portfolio...................      100%        100%        --          5%        98%      100%          100%
Emerging Markets Small Cap Portfolio.........      100%        100%        --          4%        96%      100%          100%
Emerging Markets Value Portfolio.............      100%        100%        --          5%        98%      100%          100%
Emerging Markets Core Equity Portfolio.......      100%        100%        --          5%        99%      100%          100%
DFA Commodity Strategy Portfolio.............       --          --         --         --         --       100%          100%
DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio............      100%        100%        --          2%        95%      100%          100%
U.S. Large Company Portfolio.................      100%        100%        --         --         --       100%          100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[logo] Recycled
       Recyclable                                                DFA103111-001A

                                                                         [LOGO]

ANNUAL REPORT
year ended : October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

THE DFA INVESTMENT TRUST COMPANY

Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,


/s/ David G. Booth
----------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts..........................................................   2
   Management's Discussion and Analysis........................................   5
   Disclosure of Fund Expenses.................................................  11
   Disclosure of Portfolio Holdings............................................  13
   Schedule of Investments/Summary Schedules of Portfolio Holdings
      Tax-Managed U.S. Marketwide Value Portfolio..............................  15
      Tax-Managed U.S. Equity Portfolio........................................  16
      Tax-Managed U.S. Targeted Value Portfolio................................  19
      Tax-Managed U.S. Small Cap Portfolio.....................................  22
      T.A. U.S. Core Equity 2 Portfolio........................................  25
      Tax-Managed DFA International Value Portfolio............................  28
      T.A. World ex U.S. Core Equity Portfolio.................................  32
   Statements of Assets and Liabilities........................................  38
   Statements of Operations....................................................  40
   Statements of Changes in Net Assets.........................................  42
   Financial Highlights........................................................  44
   Notes to Financial Statements...............................................  48
   Report of Independent Registered Public Accounting Firm.....................  61
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Performance Chart...........................................................  62
   Management's Discussion and Analysis........................................  63
   Disclosure of Fund Expenses.................................................  65
   Disclosure of Portfolio Holdings............................................  66
   Summary Schedule of Portfolio Holdings......................................  67
   Statement of Assets and Liabilities.........................................  70
   Statement of Operations.....................................................  71
   Statements of Changes in Net Assets.........................................  72
   Financial Highlights........................................................  73
   Notes to Financial Statements...............................................  74
   Report of Independent Registered Public Accounting Firm.....................  80
FUND MANAGEMENT................................................................  81
VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................................  90
NOTICE TO SHAREHOLDERS.........................................................  91

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

ADR     American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes

+    See Note B to Financial Statements.
++   Securities have generally been fair valued. See Note B to Financial
     Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(S)  Affiliated Fund.

FINANCIAL HIGHLIGHTS

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--    Amounts designated as -- are either zero or rounded to zero.

REIT  Real Estate Investment Trust

SEC   Securities and Exchange Commission

(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001   ROUNDED         Tax-Managed U.S.
             TM18 - 105  Marketwide Value Portfolio    RUSSELL 3000 VALUE INDEX
                         --------------------------    ------------------------
10/01        10/31/2001         10,000.00                      10,000.00
             11/30/2001         10,945.56                      10,591.00
             12/31/2001         11,279.85                      10,868.48
             1/31/2002          10,888.25                      10,801.10
             2/28/2002          10,725.88                      10,821.62
             3/31/2002          11,186.04                      11,356.21
             4/30/2002          10,755.81                      11,026.88
             5/31/2002          10,612.40                      11,047.83
             6/30/2002           9,579.32                      10,444.62
             7/31/2002           8,392.67                       9,430.45
             8/31/2002           8,517.08                       9,493.63
             9/30/2002           7,741.87                       8,463.57
             10/31/2002          8,144.30                       9,054.33
             11/30/2002          8,709.61                       9,634.71
2003         12/31/2002          8,208.20                       9,216.57
             1/31/2003           8,035.39                       8,990.76
             2/28/2003           7,814.59                       8,747.11
             3/31/2003           7,817.61                       8,767.23
             4/30/2003           8,547.51                       9,543.13
             5/31/2003           9,267.80                      10,184.43
             6/30/2003           9,340.75                      10,314.79
             7/31/2003           9,638.66                      10,494.26
             8/31/2003          10,032.66                      10,674.77
             9/30/2003           9,713.28                      10,569.09
             10/31/2003         10,405.71                      11,231.77
             11/30/2003         10,694.22                      11,405.86
2004         12/31/2003         11,237.01                      12,085.65
             1/31/2004          11,477.94                      12,314.07
             2/29/2004          11,728.51                      12,576.36
             3/31/2004          11,720.78                      12,488.32
             4/30/2004          11,508.55                      12,156.13
             5/31/2004          11,595.37                      12,281.34
             6/30/2004          11,955.45                      12,596.97
             7/31/2004          11,539.86                      12,385.34
             8/31/2004          11,472.21                      12,557.50
             9/30/2004          11,889.39                      12,777.25
             10/31/2004         12,044.42                      12,988.08
             11/30/2004         12,858.37                      13,686.84
2005         12/31/2004         13,278.22                      14,133.03
             1/31/2005          12,986.40                      13,856.02
             2/28/2005          13,482.50                      14,299.41
             3/31/2005          13,344.15                      14,094.93
             4/30/2005          12,857.14                      13,803.17
             5/31/2005          13,412.33                      14,176.90
             6/30/2005          13,747.24                      14,372.03
             7/31/2005          14,489.81                      14,823.07
             8/31/2005          14,470.27                      14,733.79
             9/30/2005          14,734.44                      14,920.11
             10/31/2005         14,371.96                      14,541.55
             11/30/2005         14,949.97                      15,027.24
2006         12/31/2005         15,013.65                      15,098.98
             1/31/2006          15,851.03                      15,743.21
             2/28/2006          15,801.77                      15,830.53
             3/31/2006          16,180.15                      16,094.58
             4/30/2006          16,575.02                      16,469.52
             5/31/2006          16,111.04                      16,029.33
             6/30/2006          16,213.82                      16,140.32
             7/31/2006          16,114.59                      16,475.03
             8/31/2006          16,193.97                      16,770.32
             9/30/2006          16,506.18                      17,089.13
             10/31/2006         17,142.18                      17,676.61
             11/30/2006         17,559.56                      18,089.33
2007         12/31/2006         17,898.58                      18,472.55
             1/31/2007          18,358.03                      18,712.45
             2/28/2007          18,128.30                      18,426.37
             3/31/2007          18,330.71                      18,705.56
             4/30/2007          18,981.45                      19,351.66
             5/31/2007          19,872.45                      20,050.73
             6/30/2007          19,447.47                      19,582.52
             7/31/2007          18,382.68                      18,612.25
             8/31/2007          18,282.23                      18,834.20
             9/30/2007          18,743.46                      19,435.43
             10/31/2007         18,753.54                      19,454.18
             11/30/2007         17,654.55                      18,462.84
2008         12/31/2007         17,575.50                      18,285.89
             1/31/2008          16,876.18                      17,552.07
             2/29/2008          16,259.13                      16,819.65
             3/31/2008          15,970.80                      16,722.10
             4/30/2008          16,868.39                      17,514.58
             5/31/2008          17,239.80                      17,535.39
             6/30/2008          15,335.88                      15,857.67
             7/31/2008          15,211.54                      15,867.11
             8/31/2008          15,522.40                      16,176.52
             9/30/2008          14,204.35                      15,023.70
             10/31/2008         11,028.16                      12,388.33
             11/30/2008          9,934.71                      11,455.37
2009         12/31/2008         10,266.97                      11,657.03
             1/31/2009           8,928.26                      10,290.22
             2/28/2009           7,726.58                       8,911.00
             3/31/2009           8,538.80                       9,675.26
             4/30/2009          10,011.37                      10,752.20
             5/31/2009          10,763.55                      11,381.05
             6/30/2009          10,622.13                      11,301.49
             7/31/2009          11,698.19                      12,255.85
             8/31/2009          12,475.94                      12,892.10
             9/30/2009          13,041.72                      13,401.94
             10/31/2009         12,411.01                      12,953.04
             11/30/2009         12,988.27                      13,658.27
2010         12/31/2009         13,457.07                      13,960.63
             1/31/2010          13,081.17                      13,566.66
             2/28/2010          13,682.60                      14,011.19
             3/31/2010          14,760.59                      14,944.21
             4/30/2010          15,330.79                      15,386.35
             5/31/2010          14,018.26                      14,118.56
             6/30/2010          12,945.51                      13,286.87
             7/31/2010          13,981.15                      14,190.24
             8/31/2010          13,064.18                      13,546.85
             9/30/2010          14,361.68                      14,628.65
             10/31/2010         14,913.64                      15,077.65
             11/30/2010         14,946.11                      15,034.61
2011         12/31/2010         16,359.91                      16,226.02
             1/31/2011          16,762.38                      16,563.70
             2/28/2011          17,708.73                      17,193.23
             3/31/2011          17,818.93                      17,275.47
             4/30/2011          18,233.07                      17,720.52
             5/31/2011          17,949.71                      17,522.53
             6/30/2011          17,634.88                      17,157.23
             7/31/2011          16,880.50                      16,588.31
             8/31/2011          15,470.15                      15,517.87
             9/30/2011          13,898.17                      14,303.54
10/11        10/31/2011         15,830.31                      15,973.78

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                    -----  ------  -----
                                    6.15%  -1.58%  4.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001      ROUNDED        Tax-Managed U.S.
                TMD1 - 160     Equity Portfolio          RUSSELL 3000 INDEX
                               ----------------          ------------------
10/01           10/31/2001          10,000.00                10,000.00
                11/30/2001          10,927.64                10,770.00
                12/31/2001          11,101.18                10,921.86
                1/31/2002           10,859.85                10,785.33
                2/28/2002           10,479.30                10,565.31
                3/31/2002           11,017.65                11,028.07
                4/30/2002           10,395.76                10,449.10
                5/31/2002           10,163.71                10,327.89
                6/30/2002            9,300.49                 9,584.28
                7/31/2002            8,427.99                 8,822.33
                8/31/2002            8,520.81                 8,863.80
                9/30/2002            7,704.00                 7,932.21
                10/31/2002           8,298.04                 8,563.62
                11/30/2002           8,725.01                 9,081.71
2003            12/31/2002           8,213.87                 8,568.60
                1/31/2003            8,008.53                 8,358.67
                2/28/2003            7,868.52                 8,220.75
                3/31/2003            7,952.52                 8,307.07
                4/30/2003            8,587.23                 8,985.75
                5/31/2003            9,100.60                 9,528.49
                6/30/2003            9,203.27                 9,657.13
                7/31/2003            9,492.62                 9,878.28
                8/31/2003            9,763.31                10,097.57
                9/30/2003            9,557.96                 9,987.51
                10/31/2003          10,183.34                10,591.76
                11/30/2003          10,314.01                10,737.92
2004            12/31/2003          10,729.67                11,228.64
                1/31/2004           10,945.77                11,463.32
                2/29/2004           11,105.49                11,618.08
                3/31/2004           10,964.56                11,479.82
                4/30/2004           10,786.04                11,242.19
                5/31/2004           10,945.77                11,405.20
                6/30/2004           11,146.83                11,632.17
                7/31/2004           10,703.97                11,192.47
                8/31/2004           10,703.97                11,238.36
                9/30/2004           10,893.54                11,411.43
                10/31/2004          11,044.71                11,598.58
                11/30/2004          11,554.90                12,137.91
2005            12/31/2004          11,953.96                12,570.02
                1/31/2005           11,668.67                12,235.66
                2/28/2005           11,915.92                12,504.84
                3/31/2005           11,715.48                12,293.51
                4/30/2005           11,439.26                12,026.74
                5/31/2005           11,877.40                12,482.44
                6/30/2005           11,951.78                12,569.63
                7/31/2005           12,458.13                13,085.33
                8/31/2005           12,362.59                12,960.56
                9/30/2005           12,467.62                13,073.99
                10/31/2005          12,228.04                12,829.12
                11/30/2005          12,707.20                13,328.17
2006            12/31/2005          12,702.03                13,339.15
                1/31/2006           13,096.87                13,784.79
                2/28/2006           13,125.76                13,809.30
                3/31/2006           13,336.21                14,048.02
                4/30/2006           13,480.96                14,200.42
                5/31/2006           13,046.71                13,745.80
                6/30/2006           13,046.35                13,770.08
                7/31/2006           13,026.98                13,757.19
                8/31/2006           13,327.23                14,093.77
                9/30/2006           13,628.83                14,409.24
                10/31/2006          14,066.27                14,927.94
                11/30/2006          14,338.46                15,252.72
2007            12/31/2006          14,529.86                15,435.41
                1/31/2007           14,783.91                15,729.21
                2/28/2007           14,549.40                15,471.18
                3/31/2007           14,718.14                15,632.21
                4/30/2007           15,306.08                16,256.67
                5/31/2007           15,864.62                16,849.10
                6/30/2007           15,601.89                16,533.61
                7/31/2007           15,070.68                15,969.77
                8/31/2007           15,277.26                16,199.01
                9/30/2007           15,819.27                16,789.57
                10/31/2007          16,085.88                17,097.56
                11/30/2007          15,374.91                16,327.85
2008            12/31/2007          15,292.96                16,229.05
                1/31/2008           14,369.43                15,245.38
                2/29/2008           13,952.35                14,771.86
                3/31/2008           13,877.57                14,684.71
                4/30/2008           14,564.97                15,419.08
                5/31/2008           14,863.84                15,734.96
                6/30/2008           13,690.24                14,436.50
                7/31/2008           13,610.24                14,321.36
                8/31/2008           13,820.24                14,543.34
                9/30/2008           12,559.43                13,175.91
                10/31/2008          10,409.25                10,839.04
                11/30/2008           9,685.83                 9,983.41
2009            12/31/2008           9,859.34                10,174.40
                1/31/2009            9,036.88                 9,320.56
                2/28/2009            8,123.04                 8,344.18
                3/31/2009            8,789.62                 9,075.08
                4/30/2009            9,514.43                10,030.09
                5/31/2009            9,973.82                10,565.34
                6/30/2009           10,025.68                10,601.26
                7/31/2009           10,774.79                11,426.42
                8/31/2009           11,092.90                11,834.70
                9/30/2009           11,541.43                12,330.53
                10/31/2009          11,273.51                12,013.39
                11/30/2009          11,902.10                12,696.04
2010            12/31/2009          12,240.69                13,057.84
                1/31/2010           11,795.01                12,587.14
                2/28/2010           12,188.86                13,013.86
                3/31/2010           12,949.47                13,834.08
                4/30/2010           13,209.29                14,132.63
                5/31/2010           12,170.00                13,016.20
                6/30/2010           11,479.62                12,267.92
                7/31/2010           12,283.19                13,119.59
                8/31/2010           11,688.34                12,502.01
                9/30/2010           12,800.15                13,682.41
                10/31/2010          13,313.83                14,217.08
                11/30/2010          13,397.70                14,299.16
2011            12/31/2010          14,296.69                15,268.48
                1/31/2011           14,602.45                15,601.97
                2/28/2011           15,129.61                16,170.01
                3/31/2011           15,198.43                16,242.95
                4/30/2011           15,652.90                16,726.41
                5/31/2011           15,462.66                16,535.56
                6/30/2011           15,205.81                16,238.60
                7/31/2011           14,855.64                15,866.74
                8/31/2011           13,964.31                14,914.81
                9/30/2011           12,928.94                13,757.49
10/11           10/31/2011          14,367.86                15,340.87

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                    -----  ------  -----
                                    7.92%   0.43%  3.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001   ROUNDED            Tax-Managed U.S.
             TM50 - 103     Targeted Value Portfolio   RUSSELL 2000 VALUE INDEX
                            ------------------------   ------------------------
10/01        10/31/2001               10,000.00             10,000.00
             11/30/2001               10,934.23             10,719.00
             12/31/2001               11,771.20             11,375.00
             1/31/2002                11,808.71             11,526.29
             2/28/2002                11,666.17             11,596.60
             3/31/2002                12,776.52             12,465.19
             4/30/2002                12,986.59             12,903.96
             5/31/2002                12,483.93             12,476.84
             6/30/2002                11,883.74             12,201.10
             7/31/2002                 9,970.64             10,388.02
             8/31/2002                 9,880.61             10,342.31
             9/30/2002                 9,040.34              9,603.87
             10/31/2002                9,190.39              9,747.93
             11/30/2002               10,008.15             10,525.81
2003         12/31/2002                9,571.91             10,076.36
             1/31/2003                 9,301.43              9,792.21
             2/28/2003                 8,925.77              9,463.19
             3/31/2003                 8,925.77              9,564.44
             4/30/2003                 9,872.44             10,473.07
             5/31/2003                11,006.95             11,542.37
             6/30/2003                11,397.64             11,737.43
             7/31/2003                12,103.89             12,323.13
             8/31/2003                12,719.97             12,791.41
             9/30/2003                12,592.25             12,644.31
             10/31/2003               13,839.45             13,674.82
             11/30/2003               14,440.51             14,199.93
2004         12/31/2003               15,004.64             14,713.97
             1/31/2004                15,622.30             15,223.07
             2/29/2004                15,863.34             15,518.40
             3/31/2004                16,006.46             15,732.56
             4/30/2004                15,366.20             14,919.18
             5/31/2004                15,441.52             15,099.70
             6/30/2004                16,248.75             15,866.77
             7/31/2004                15,306.25             15,136.90
             8/31/2004                15,117.75             15,285.24
             9/30/2004                15,896.17             15,890.54
             10/31/2004               16,039.51             16,136.84
             11/30/2004               17,593.67             17,568.18
2005         12/31/2004               18,266.08             17,988.06
             1/31/2005                17,704.64             17,291.92
             2/28/2005                18,143.02             17,636.03
             3/31/2005                17,727.71             17,272.72
             4/30/2005                16,512.53             16,381.45
             5/31/2005                17,504.67             17,380.58
             6/30/2005                18,204.99             18,149.16
             7/31/2005                19,498.19             19,181.86
             8/31/2005                19,267.26             18,741.47
             9/30/2005                19,388.89             18,710.48
             10/31/2005               18,857.37             18,240.54
             11/30/2005               19,720.12             18,980.48
2006         12/31/2005               19,758.70             18,834.75
             1/31/2006                21,469.15             20,392.26
             2/28/2006                21,325.91             20,390.87
             3/31/2006                22,482.82             21,378.52
             4/30/2006                22,735.91             21,435.69
             5/31/2006                21,698.24             20,548.04
             6/30/2006                21,705.83             20,800.47
             7/31/2006                20,902.85             20,512.00
             8/31/2006                21,308.56             21,125.09
             9/30/2006                21,524.43             21,331.32
             10/31/2006               22,626.08             22,417.00
             11/30/2006               23,210.79             23,056.21
2007         12/31/2006               23,483.69             23,257.08
             1/31/2007                23,968.46             23,605.46
             2/28/2007                23,847.27             23,315.56
             3/31/2007                24,135.98             23,596.94
             4/30/2007                24,602.65             23,841.80
             5/31/2007                25,545.31             24,715.98
             6/30/2007                25,159.61             24,139.89
             7/31/2007                23,325.74             22,085.27
             8/31/2007                23,297.67             22,527.77
             9/30/2007                23,306.97             22,629.49
             10/31/2007               23,513.56             22,875.94
             11/30/2007               21,682.43             21,162.09
2008         12/31/2007               21,476.42             20,983.18
             1/31/2008                20,452.29             20,122.10
             2/29/2008                19,900.07             19,322.39
             3/31/2008                20,080.49             19,614.16
             4/30/2008                20,683.81             20,234.77
             5/31/2008                21,538.52             20,926.58
             6/30/2008                19,509.13             18,918.67
             7/31/2008                19,640.14             19,888.50
             8/31/2008                20,315.30             20,833.21
             9/30/2008                18,580.40             19,856.65
             10/31/2008               14,559.20             15,889.75
             11/30/2008               12,669.84             14,049.57
2009         12/31/2008               13,366.93             14,913.85
             1/31/2009                11,552.04             12,783.42
             2/28/2009                 9,951.27             11,007.80
             3/31/2009                10,855.59             11,985.13
             4/30/2009                12,889.73             13,886.86
             5/31/2009                13,411.04             14,187.14
             6/30/2009                13,352.64             14,142.41
             7/31/2009                14,919.32             15,777.86
             8/31/2009                15,636.10             16,524.63
             9/30/2009                16,464.26             17,353.41
             10/31/2009               15,346.13             16,201.02
             11/30/2009               15,859.03             16,716.58
2010         12/31/2009               17,061.73             17,982.70
             1/31/2010                16,639.82             17,455.63
             2/28/2010                17,596.84             18,265.03
             3/31/2010                19,023.22             19,784.25
             4/30/2010                20,433.49             21,168.53
             5/31/2010                18,693.81             19,379.83
             6/30/2010                17,002.19             17,688.07
             7/31/2010                18,331.45             18,950.68
             8/31/2010                16,888.84             17,525.71
             9/30/2010                18,882.77             19,407.42
             10/31/2010               19,708.69             20,159.33
             11/30/2010               20,472.68             20,671.68
2011         12/31/2010               22,253.65             22,389.18
             1/31/2011                22,346.93             22,401.39
             2/28/2011                23,611.46             23,538.86
             3/31/2011                24,046.79             23,865.96
             4/30/2011                24,471.75             24,253.74
             5/31/2011                23,891.31             23,819.27
             6/30/2011                23,416.70             23,233.57
             7/31/2011                22,680.06             22,465.29
             8/31/2011                20,397.53             20,480.98
             9/30/2011                17,971.17             18,244.25
10/11        10/31/2011               20,808.72             20,873.30

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR   YEARS   YEARS
                                    -----  ------  -----
                                    5.58%  -1.66%  7.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001      ROUNDED         Tax-Managed U.S.
                TM60 - 104     Small Cap Portfolio     RUSSELL 2000 INDEX
                               -------------------     ------------------
10/01           10/31/2001            10,000.00            10,000.00
                11/30/2001            10,850.75            10,774.00
                12/31/2001            11,583.59            11,438.76
                1/31/2002             11,433.93            11,319.79
                2/28/2002             11,022.36            11,009.63
                3/31/2002             11,965.21            11,894.80
                4/30/2002             11,890.39            12,003.05
                5/31/2002             11,314.20            11,470.11
                6/30/2002             10,603.32            10,901.19
                7/31/2002              9,046.87             9,255.11
                8/31/2002              9,046.87             9,231.05
                9/30/2002              8,365.92             8,568.26
                10/31/2002             8,672.72             8,843.30
                11/30/2002             9,391.08             9,632.13
2003            12/31/2002             8,897.00             9,095.62
                1/31/2003              8,642.37             8,843.67
                2/28/2003              8,357.78             8,576.59
                3/31/2003              8,425.19             8,687.23
                4/30/2003              9,271.45             9,510.78
                5/31/2003             10,312.43            10,531.28
                6/30/2003             10,619.48            10,721.90
                7/31/2003             11,278.52            11,393.09
                8/31/2003             11,907.60            11,914.89
                9/30/2003             11,765.30            11,694.47
                10/31/2003            12,873.68            12,676.80
                11/30/2003            13,360.47            13,126.83
2004            12/31/2003            13,618.28            13,393.30
                1/31/2004             14,240.36            13,974.57
                2/29/2004             14,360.28            14,100.34
                3/31/2004             14,457.71            14,231.48
                4/30/2004             13,828.14            13,505.67
                5/31/2004             13,970.54            13,720.41
                6/30/2004             14,502.68            14,298.04
                7/31/2004             13,445.90            13,335.78
                8/31/2004             13,251.03            13,267.77
                9/30/2004             13,918.08            13,890.03
                10/31/2004            14,180.40            14,163.66
                11/30/2004            15,387.08            15,391.65
2005            12/31/2004            16,016.27            15,847.24
                1/31/2005             15,453.64            15,186.41
                2/28/2005             15,753.71            15,443.07
                3/31/2005             15,303.61            15,001.39
                4/30/2005             14,358.38            14,141.81
                5/31/2005             15,333.61            15,067.41
                6/30/2005             15,879.15            15,648.59
                7/31/2005             16,997.29            16,639.99
                8/31/2005             16,802.18            16,331.46
                9/30/2005             16,959.76            16,382.71
                10/31/2005            16,441.73            15,874.05
                11/30/2005            17,230.04            16,644.64
2006            12/31/2005            17,239.92            16,568.59
                1/31/2006             18,788.73            18,054.33
                2/28/2006             18,683.47            18,004.61
                3/31/2006             19,542.97            18,878.12
                4/30/2006             19,640.72            18,875.06
                5/31/2006             18,527.85            17,815.02
                6/30/2006             18,446.92            17,929.61
                7/31/2006             17,709.35            17,346.19
                8/31/2006             18,108.24            17,859.74
                9/30/2006             18,233.62            18,008.44
                10/31/2006            19,220.64            19,045.32
                11/30/2006            19,793.27            19,546.32
2007            12/31/2006            19,909.55            19,611.76
                1/31/2007             20,271.82            19,939.96
                2/28/2007             20,226.54            19,781.73
                3/31/2007             20,503.09            19,993.50
                4/30/2007             20,971.30            20,352.63
                5/31/2007             21,847.31            21,187.22
                6/30/2007             21,623.13            20,877.28
                7/31/2007             20,329.82            19,449.38
                8/31/2007             20,473.52            19,890.22
                9/30/2007             20,812.23            20,231.63
                10/31/2007            21,259.56            20,812.09
                11/30/2007            19,606.72            19,317.66
2008            12/31/2007            19,585.05            19,305.61
                1/31/2008             18,156.45            17,989.07
                2/29/2008             17,683.02            17,322.27
                3/31/2008             17,684.62            17,395.03
                4/30/2008             18,241.94            18,123.36
                5/31/2008             19,082.08            18,955.89
                6/30/2008             17,576.81            17,496.52
                7/31/2008             18,010.19            18,144.00
                8/31/2008             18,451.90            18,799.00
                9/30/2008             16,754.74            17,301.09
                10/31/2008            13,228.31            13,701.95
                11/30/2008            11,557.01            12,081.19
2009            12/31/2008            12,058.06            12,782.40
                1/31/2009             10,643.43            11,360.72
                2/28/2009              9,338.26             9,980.13
                3/31/2009             10,245.51            10,871.03
                4/30/2009             11,923.58            12,551.49
                5/31/2009             12,286.18            12,929.91
                6/30/2009             12,588.24            13,119.82
                7/31/2009             13,779.47            14,383.40
                8/31/2009             14,032.93            14,795.84
                9/30/2009             14,787.06            15,649.22
                10/31/2009            13,755.01            14,586.71
                11/30/2009            14,076.47            15,044.60
2010            12/31/2009            15,224.47            16,255.60
                1/31/2010             14,724.05            15,657.20
                2/28/2010             15,377.14            16,362.50
                3/31/2010             16,607.93            17,694.22
                4/30/2010             17,694.19            18,695.61
                5/31/2010             16,319.39            17,277.48
                6/30/2010             15,065.87            15,938.58
                7/31/2010             16,135.94            17,033.87
                8/31/2010             14,862.05            15,772.72
                9/30/2010             16,708.52            17,737.94
                10/31/2010            17,414.63            18,463.80
                11/30/2010            18,163.28            19,104.01
2011            12/31/2010            19,578.41            20,621.02
                1/31/2011             19,561.34            20,567.88
                2/28/2011             20,679.38            21,695.86
                3/31/2011             21,321.46            22,258.13
                4/30/2011             21,765.48            22,845.87
                5/31/2011             21,312.92            22,417.54
                6/30/2011             20,970.16            21,900.69
                7/31/2011             20,311.90            21,109.08
                8/31/2011             18,456.82            19,272.54
                9/30/2011             16,404.13            17,112.05
10/11           10/31/2011            18,895.57            19,702.10

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR    YEARS  YEARS
                                    -----  ------  -----
                                    8.50%  -0.34%  6.57%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 4, 2007-OCTOBER 31, 2011

10/4/2007   ROUNDED           T.A. U.S. Core Equity 2
            TAC2 - 350     Portfolio-Institutional Class    RUSSELL 3000 INDEX
                           -----------------------------    ------------------
10/07       10/4/2007                 10,000.00                 10,000.00
            10/31/2007                 9,950.00                 10,056.98
            11/30/2007                 9,400.00                  9,604.23
            12/31/2007                 9,305.27                  9,546.11
            1/31/2008                  8,874.10                  8,967.50
            2/29/2008                  8,613.39                  8,688.98
            3/31/2008                  8,525.00                  8,637.71
            4/30/2008                  8,937.18                  9,069.67
            5/31/2008                  9,188.51                  9,255.48
            6/30/2008                  8,339.28                  8,491.71
            7/31/2008                  8,419.95                  8,423.98
            8/31/2008                  8,641.80                  8,554.55
            9/30/2008                  7,905.31                  7,750.22
            10/31/2008                 6,376.88                  6,375.64
            11/30/2008                 5,810.05                  5,872.35
2009        12/31/2008                 5,991.16                  5,984.70
            1/31/2009                  5,369.63                  5,482.46
            2/28/2009                  4,748.10                  4,908.14
            3/31/2009                  5,220.83                  5,338.06
            4/30/2009                  5,927.17                  5,899.81
            5/31/2009                  6,183.10                  6,214.65
            6/30/2009                  6,188.38                  6,235.78
            7/31/2009                  6,743.49                  6,721.15
            8/31/2009                  7,021.04                  6,961.30
            9/30/2009                  7,362.98                  7,252.96
            10/31/2009                 7,043.30                  7,066.41
            11/30/2009                 7,362.98                  7,467.95
2010        12/31/2009                 7,709.69                  7,680.77
            1/31/2010                  7,460.99                  7,403.89
            2/28/2010                  7,771.87                  7,654.90
            3/31/2010                  8,326.64                  8,137.36
            4/30/2010                  8,638.11                  8,312.97
            5/31/2010                  7,942.49                  7,656.27
            6/30/2010                  7,384.31                  7,216.13
            7/31/2010                  7,936.31                  7,717.09
            8/31/2010                  7,457.21                  7,353.82
            9/30/2010                  8,243.16                  8,048.15
            10/31/2010                 8,556.99                  8,362.65
            11/30/2010                 8,703.44                  8,410.92
2011        12/31/2010                 9,380.32                  8,981.09
            1/31/2011                  9,569.60                  9,177.25
            2/28/2011                 10,000.76                  9,511.38
            3/31/2011                 10,122.98                  9,554.28
            4/30/2011                 10,365.26                  9,838.66
            5/31/2011                 10,196.72                  9,726.40
            6/30/2011                  9,995.70                  9,551.73
            7/31/2011                  9,657.58                  9,332.99
            8/31/2011                  8,928.51                  8,773.06
            9/30/2011                  8,082.24                  8,092.31
10/11       10/31/2011                 9,153.51                  9,023.67

                   AVERAGE ANNUAL    ONE      FROM
                   TOTAL RETURN     YEAR   10/4/2007
                                    -----  ---------
                                    6.97%    -2.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

10/31/2001  ROUNDED               Tax-Managed DFA            MSCI WORLD EX USA
            INTX - 108     International Value Portfolio     INDEX (NET DIV.)
                           -----------------------------     -----------------
10/01       10/31/2001                   10,000.00              10,000.00
            11/30/2001                   10,442.68              10,393.05
            12/31/2001                   10,449.81              10,459.69
            1/31/2002                    10,093.43               9,927.67
            2/28/2002                    10,127.92               9,988.19
            3/31/2002                    10,748.70              10,519.13
            4/30/2002                    10,932.64              10,581.25
            5/31/2002                    11,323.50              10,719.90
            6/30/2002                    10,840.67              10,283.85
            7/31/2002                     9,852.02               9,261.52
            8/31/2002                     9,840.52               9,247.14
            9/30/2002                     8,702.42               8,266.41
            10/31/2002                    9,012.81               8,700.64
            11/30/2002                    9,472.65               9,101.20
2003        12/31/2002                    9,182.27               8,807.06
            1/31/2003                     8,971.18               8,471.49
            2/28/2003                     8,771.82               8,304.50
            3/31/2003                     8,619.37               8,144.45
            4/30/2003                     9,487.17               8,926.06
            5/31/2003                    10,143.88               9,479.67
            6/30/2003                    10,472.24               9,709.96
            7/31/2003                    10,894.41               9,932.72
            8/31/2003                    11,281.41              10,188.84
            9/30/2003                    11,656.67              10,494.52
            10/31/2003                   12,489.29              11,151.70
            11/30/2003                   12,712.10              11,404.48
2004        12/31/2003                   13,648.43              12,278.97
            1/31/2004                    14,029.87              12,449.94
            2/29/2004                    14,411.31              12,736.28
            3/31/2004                    14,625.87              12,800.04
            4/30/2004                    14,184.83              12,464.99
            5/31/2004                    14,304.03              12,523.26
            6/30/2004                    14,892.46              12,812.46
            7/31/2004                    14,315.05              12,421.74
            8/31/2004                    14,423.31              12,473.38
            9/30/2004                    14,816.52              12,836.97
            10/31/2004                   15,348.71              13,298.30
            11/30/2004                   16,485.65              14,182.70
2005        12/31/2004                   17,339.36              14,781.87
            1/31/2005                    17,241.88              14,490.86
            2/28/2005                    17,936.42              15,135.50
            3/31/2005                    17,497.76              14,791.94
            4/30/2005                    16,973.80              14,414.77
            5/31/2005                    16,998.17              14,441.06
            6/30/2005                    17,283.45              14,677.11
            7/31/2005                    18,035.98              15,151.11
            8/31/2005                    18,677.47              15,569.39
            9/30/2005                    19,252.27              16,279.93
            10/31/2005                   18,917.55              15,753.88
            11/30/2005                   19,227.47              16,171.07
2006        12/31/2005                   20,210.39              16,920.86
            1/31/2006                    21,602.46              17,991.10
            2/28/2006                    21,817.60              17,930.68
            3/31/2006                    22,652.85              18,499.33
            4/30/2006                    23,817.13              19,383.92
            5/31/2006                    22,842.68              18,647.48
            6/30/2006                    22,649.85              18,623.47
            7/31/2006                    23,010.60              18,797.96
            8/31/2006                    23,770.75              19,332.22
            9/30/2006                    24,047.27              19,316.65
            10/31/2006                   25,113.73              20,080.04
            11/30/2006                   25,959.09              20,678.14
2007        12/31/2006                   26,958.44              21,271.04
            1/31/2007                    27,477.14              21,400.80
            2/28/2007                    27,436.19              21,572.00
            3/31/2007                    28,352.14              22,124.75
            4/30/2007                    29,744.50              23,131.37
            5/31/2007                    30,740.98              23,645.05
            6/30/2007                    30,494.13              23,668.78
            7/31/2007                    29,676.33              23,341.60
            8/31/2007                    29,329.81              23,003.73
            9/30/2007                    30,894.79              24,310.66
            10/31/2007                   32,398.45              25,367.46
            11/30/2007                   30,504.95              24,375.45
2008        12/31/2007                   29,868.30              23,917.24
            1/31/2008                    27,376.73              21,760.83
            2/29/2008                    26,979.30              22,155.18
            3/31/2008                    27,365.54              21,838.92
            4/30/2008                    28,558.67              23,052.85
            5/31/2008                    28,573.97              23,402.67
            6/30/2008                    25,804.10              21,582.81
            7/31/2008                    25,131.22              20,814.76
            8/31/2008                    24,067.14              20,009.79
            9/30/2008                    21,478.56              17,120.81
            10/31/2008                   16,600.64              13,559.35
            11/30/2008                   15,514.92              12,824.03
2009        12/31/2008                   16,611.87              13,500.05
            1/31/2009                    14,395.89              12,240.40
            2/28/2009                    12,578.47              11,001.28
            3/31/2009                    13,831.42              11,726.22
            4/30/2009                    16,323.00              13,238.41
            5/31/2009                    18,750.68              14,912.63
            6/30/2009                    18,498.54              14,758.20
            7/31/2009                    20,654.82              16,143.96
            8/31/2009                    21,773.48              16,917.67
            9/30/2009                    22,835.89              17,615.66
            10/31/2009                   21,956.97              17,332.88
            11/30/2009                   22,608.02              17,761.74
2010        12/31/2009                   22,889.44              18,044.88
            1/31/2010                    21,532.43              17,199.03
            2/28/2010                    21,597.82              17,181.80
            3/31/2010                    23,230.28              18,287.85
            4/30/2010                    22,837.38              18,015.17
            5/31/2010                    20,168.93              16,027.20
            6/30/2010                    19,826.33              15,795.35
            7/31/2010                    22,186.21              17,255.24
            8/31/2010                    21,122.60              16,739.48
            9/30/2010                    23,376.99              18,345.25
            10/31/2010                   24,227.36              18,998.78
            11/30/2010                   23,076.85              18,194.20
2011        12/31/2010                   25,225.95              19,659.22
            1/31/2011                    26,298.68              20,082.72
            2/28/2011                    27,170.27              20,827.38
            3/31/2011                    26,450.35              20,410.15
            4/30/2011                    27,828.32              21,521.72
            5/31/2011                    26,769.63              20,883.72
            6/30/2011                    26,327.68              20,586.29
            7/31/2011                    25,490.52              20,246.71
            8/31/2011                    22,791.12              18,534.99
            9/30/2011                    20,322.48              16,673.65
10/11       10/31/2011                   22,334.09              18,295.22

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR    YEARS  YEARS
                                    -----  ------  -----
                                    -7.81% -2.32%  8.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 6, 2008-OCTOBER 31, 2011

3/6/2008    ROUNDED          T.A. World Ex U.S.     MSCI ALL COUNTRY WORLD
            TMGC - 407     Core Equity Portfolio    EX USA INDEX (NET DIV.)
                           ---------------------    -----------------------
03/08       3/6/2008               10,000.00               10,000.00
            3/31/2008              10,160.00                9,939.64
            4/30/2008              10,630.00               10,541.29
            5/31/2008              10,750.00               10,708.28
            6/30/2008               9,681.28                9,828.16
            7/31/2008               9,357.22                9,474.26
            8/31/2008               8,942.02                9,030.87
            9/30/2008               7,756.83                7,674.33
            10/31/2008              5,929.31                5,984.54
            11/30/2008              5,584.11                5,638.36
2009        12/31/2008              6,015.37                5,959.62
            1/31/2009               5,382.18                5,432.96
            2/28/2009               4,840.89                4,925.89
            3/31/2009               5,343.75                5,321.27
            4/30/2009               6,193.43                6,046.44
            5/31/2009               7,186.42                6,865.02
            6/30/2009               7,118.78                6,789.41
            7/31/2009               7,884.46                7,453.30
            8/31/2009               8,205.22                7,729.10
            9/30/2009               8,680.81                8,126.09
            10/31/2009              8,441.99                8,025.43
            11/30/2009              8,743.12                8,255.43
2010        12/31/2009              8,924.34                8,429.78
            1/31/2010               8,486.46                8,017.84
            2/28/2010               8,528.16                8,017.84
            3/31/2010               9,183.13                8,563.29
            4/30/2010               9,151.82                8,487.94
            5/31/2010               8,129.15                7,594.67
            6/30/2010               8,051.25                7,497.26
            7/31/2010               8,874.31                8,174.26
            8/31/2010               8,578.85                7,949.67
            9/30/2010               9,530.56                8,740.51
            10/31/2010              9,858.83                9,038.24
            11/30/2010              9,488.20                8,689.47
2011        12/31/2010             10,313.96                9,369.91
            1/31/2011              10,431.17                9,462.13
            2/28/2011              10,644.27                9,711.37
            3/31/2011              10,648.56                9,689.04
            4/30/2011              11,182.05               10,162.39
            5/31/2011              10,851.29                9,869.33
            6/30/2011              10,662.95                9,726.13
            7/31/2011              10,490.27                9,593.42
            8/31/2011               9,529.75                8,771.28
            9/30/2011               8,278.03                7,795.47
10/11       10/31/2011              9,114.52                8,616.68

                   AVERAGE ANNUAL    ONE      FROM
                   TOTAL RETURN      YEAR   3/6/2008
                                    ------  --------
                                    -7.55%   -2.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

     The year ending October 31, 2011 was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

     The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

     Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

     Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 3000(R) Index .........................   7.90%
Russell Microcap(R) Index (micro cap stocks) ..   2.11%
Russell 2000(R) Index (small cap stocks .......   6.71%
Russell 1000(R) Index (large cap stocks) ......   8.01%


   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 2000(R) Value Index (small cap value stocks) .....   3.54%
Russell 2000(R) Growth Index (small cap growth stocks) ...   9.84%
Russell 1000(R) Value Index (large cap value stocks) .....   6.16%
Russell 1000(R) Growth Index (large cap growth stocks) ...   9.92%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

     Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

     For the 12 months ended October 31, 2011, total returns were 6.15% for the Portfolio and 5.94% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Russell benchmarks indicate that on the whole, growth stocks outperformed value stocks in the U.S. during the period. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. These differences created differences in the specific mix of the deepest value stocks compared to the Index, which helped performance relative to the Index. This was partially offset by the Master Fund's exclusion of REITs and highly regulated utilities, two sectors that performed well during the period.

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by investing in such stocks. (Prior to February 28, 2011, the Portfolio purchased shares of a Master Fund that invested in such stocks.) The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to the U.S. equity universe, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,600 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 7.92% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's outperformance was attributable to differences in the specific mix and weightings of its stocks relative to the Index. Dimensional's U.S. tax-managed strategies exclude REITs, a sector that performed well over the period. This exclusion contributed negatively to the Portfolio's performance relative to the Index.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

     The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks as measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small- and mid-capitalization value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,500 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 5.58% for the Portfolio and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period large cap stocks outperformed small cap stocks in the U.S. and growth stocks outperformed value stocks in the U.S. The Portfolio had a greater allocation than the Index to mid cap stocks and a lower allocation to micro cap stocks. These differences were the primary drivers of the Portfolio's relative outperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance as compared to the Index.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,100 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 8.50% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, large cap stocks outperformed small cap stocks in the U.S over the period. The Portfolio had a greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative outperformance as compared to the Index given that the micro cap stocks in the Portfolio significantly outperformed the micro cap stocks represented in the Index. Dimensional's small cap strategies exclude REITs which were among the lower performing sectors in small cap stocks. This exclusion from the Portfolio also contributed to the outperformance as compared to the Index.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

     The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics than the U.S. market as a whole while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing wide diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,000 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 6.97% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of the Portfolio's relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion from the Portfolio also contributed to the Portfolio's underperformance relative to the Index.

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2011

     The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

     While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                        U.S. DOLLAR
                                          RETURN
                                        -----------
MSCI World ex USA Index .............      -3.70%
MSCI World ex USA Small Cap Index ...      -2.01%
MSCI World ex USA Growth Index ......      -4.74%
MSCI World ex USA Value Index .......      -2.73%

----------
     The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                       LOCAL
                                                      CURRENCY U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN    RETURN
---------------------------------------------------   -------- -----------
United Kingdom .....................................     1.14%     2.10%
Japan ..............................................    -5.45%    -2.33%
Canada .............................................    -2.57%    -0.18%
France .............................................   -11.83%   -11.52%
Australia ..........................................    -4.39%     3.49%
Switzerland ........................................    -9.66%     2.03%
Germany ............................................    -7.39%    -7.07%
Spain ..............................................   -15.21%   -14.91%
Sweden .............................................    -7.75%    -4.35%
Hong Kong ..........................................    -8.67%    -8.82%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

     Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                            U.S. DOLLAR
                                              RETURN
                                            -----------
MSCI Emerging Markets Index .............      -7.72%
MSCI Emerging Markets Small Cap Index ...     -16.70%
MSCI Emerging Markets Value Index .......      -6.99%
MSCI Emerging Markets Growth Index ......      -8.45%

----------
     The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                              LOCAL
                                             CURRENCY   U.S. DOLLAR
TEN LARGEST EMERGING MARKETS BY MARKET CAP    RETURN      RETURN
------------------------------------------   --------   -----------
China ....................................   -15.62%     -15.76%
Brazil ...................................   -12.71%     -12.57%
South Korea ..............................     4.63%       6.24%
Taiwan ...................................    -5.30%      -3.07%
South Africa .............................    10.15%      -2.95%
India ....................................   -12.30%     -19.99%
Russia ...................................    -1.24%       0.22%
Mexico ...................................     5.26%      -1.38%
Malaysia .................................     2.08%       3.53%
Indonesia ................................     3.92%       4.92%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 475 securities in 23 developed countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ending October 31, 2011, total returns were -7.81% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's larger allocation than the Index to deep value stocks, which underperformed, and significantly lower allocation than the Index to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Portfolio's relative underperformance as compared to the Index was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

     The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with deeper value characteristics, while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 6,350 securities in 23 developed markets and 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were -7.55% for the Portfolio and -4.66% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's larger allocation than the Index to deep value stocks and its greater allocation to small cap stocks were the primary sources of the Portfolio's relative underperformance as compared to the Index. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/11    10/31/11      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
Actual Fund Return .............................   $1,000.00   $  868.23      0.38%      $1.79
Hypothetical 5% Annual Return ..................   $1,000.00   $1,023.29      0.38%      $1.94

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                   BEGINNING    ENDING                  EXPENSES
                                                    ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                     VALUE      VALUE       EXPENSE      DURING
                                                   05/01/11    10/31/11      RATIO*     PERIOD*
                                                   ---------   ---------   ----------   --------
TAX-MANAGED U.S. EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  917.89      0.22%      $1.06
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.10      0.22%      $1.12
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  850.31      0.44%      $2.05
Hypothetical 5% Annual Return...................   $1,000.00   $1,022.99      0.44%      $2.24
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  868.15      0.52%      $2.45
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.58      0.52%      $2.65
T.A. U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  883.10      0.24%      $1.14
Hypothetical 5% Annual Return ..................   $1,000.00   $1,024.00      0.24%      $1.22
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  802.56      0.56%      $2.54
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.38      0.56%      $2.85
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Actual Fund Return .............................   $1,000.00   $  815.11      0.49%      $2.24
Hypothetical 5% Annual Return ..................   $1,000.00   $1,022.74      0.49%      $2.50

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                                  AFFILIATED INVESTMENT COMPANY
                                                  -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio ...                100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

Consumer Discretionary .......    12.0%
Consumer Staples .............    10.6%
Energy .......................    11.9%
Financials ...................    11.8%
Health Care ..................    12.0%
Industrials ..................    11.1%
Information Technology .......    19.3%
Materials ....................     4.1%
Other ........................      --
Telecommunication Services ...     3.0%
Utilities ....................     4.2%
                                 -----
                                 100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

Consumer Discretionary .......    18.3%
Consumer Staples .............     4.3%
Energy .......................    10.8%
Financials ...................    23.9%
Health Care ..................     6.8%
Industrials ..................    15.4%
Information Technology .......    11.5%
Materials ....................     7.9%
Other ........................      --
Telecommunication Services ...     0.6%
Utilities ....................     0.5%
                                 -----
                                 100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

Consumer Discretionary .......    16.1%
Consumer Staples .............     4.9%
Energy .......................     6.6%
Financials ...................    17.5%
Health Care ..................    10.2%
Industrials...................    17.5%
Information Technology .......    17.5%
Materials ....................     5.5%
Other ........................      --
Telecommunication Services ...     1.0%
Utilities ....................     3.2%
                                 -----
                                 100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

Consumer Discretionary ..........    14.3%
Consumer Staples ................     6.6%
Energy ..........................    12.0%
Financials ......................    17.4%
Health Care .....................    10.9%
Industrials .....................    13.8%
Information Technology ..........    14.2%
Materials .......................     5.0%
Other ...........................      --
Real Estate Investment Trusts ...      --
Telecommunication Services ......     3.2%
Utilities .......................     2.6%
                                    -----
                                   100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

Consumer Discretionary .......    12.0%
Consumer Staple ..............     5.4%
Energy .......................    16.2%
Financials ...................    26.6%
Health Care ..................     2.2%
Industrials ..................     9.3%
Information Technology .......     2.5%
Materials ....................    12.5%
Telecommunication Services ...     9.3%
Utilities ....................     4.0%
                                 -----
                                 100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

Consumer Discretionary .......    12.5%
Consumer Staples .............     6.9%
Energy .......................    10.0%
Financials ...................    24.0%
Health Care ..................     4.3%
Industrials ..................    15.4%
Information Technology .......     6.6%
Materials ....................    13.3%
Telecommunication Services ...     3.7%
Utilities ....................     3.3%
                                 -----
                                 100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                                                         VALUE+
                                                                                                     --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company ...   $2,063,422,119
                                                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,826,832,642) ......................................................................   $2,063,422,119
                                                                                                     ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2011

                                                                                                               PERCENTAGE
                                                                                SHARES          VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (11.1%)
   *Amazon.com, Inc. .....................................................         38,890   $    8,303,404         0.6%
   Comcast Corp. Class A .................................................        216,803        5,084,030         0.4%
   #Home Depot, Inc. .....................................................        169,942        6,083,924         0.4%
   McDonald's Corp. ......................................................        110,410       10,251,568         0.8%
   Walt Disney Co. (The) .................................................        152,091        5,304,934         0.4%
   Other Securities ......................................................                     128,397,108         9.4%
                                                                                            --------------        ----
Total Consumer Discretionary .............................................                     163,424,968        12.0%
                                                                                            --------------        ----
Consumer Staples -- (9.8%)
   Altria Group, Inc. ....................................................        221,200        6,094,060         0.4%
   Coca-Cola Co. (The) ...................................................        221,630       15,141,762         1.1%
   CVS Caremark Corp. ....................................................        144,297        5,237,981         0.4%
   Kraft Foods, Inc. Class A .............................................        179,972        6,331,415         0.5%
   PepsiCo, Inc. .........................................................        169,729       10,684,441         0.8%
   Philip Morris International, Inc. .....................................        190,143       13,285,291         1.0%
   Procter & Gamble Co. (The) ............................................        296,227       18,955,566         1.4%
   Wal-Mart Stores, Inc. .................................................        203,750       11,556,700         0.8%
   Other Securities ......................................................                      56,158,486         4.1%
                                                                                            --------------        ----
Total Consumer Staples ...................................................                     143,445,702        10.5%
                                                                                            --------------        ----
Energy -- (11.0%)
   Chevron Corp. .........................................................        215,944       22,684,917         1.7%
   ConocoPhillips ........................................................        140,355        9,775,726         0.7%
   Exxon Mobil Corp. .....................................................        507,509       39,631,378         2.9%
   Occidental Petroleum Corp. ............................................         85,485        7,944,976         0.6%
   Schlumberger, Ltd. ....................................................        140,318       10,309,163         0.7%
   Other Securities ......................................................                      70,885,005         5.2%
                                                                                            --------------        ----
Total Energy .............................................................                     161,231,165        11.8%
                                                                                            --------------        ----
Financials -- (10.9%)
   American Express Co. ..................................................        115,290        5,835,980         0.4%
   Bank of America Corp. .................................................        879,379        6,006,159         0.4%
   *Berkshire Hathaway, Inc. .............................................        147,274       11,466,754         0.9%
   Citigroup, Inc. .......................................................        256,100        8,090,199         0.6%
   JPMorgan Chase & Co. ..................................................        340,424       11,833,138         0.9%
   U.S. Bancorp ..........................................................        207,210        5,302,504         0.4%
   Wells Fargo & Co. .....................................................        527,537       13,668,484         1.0%
   Other Securities ......................................................                      98,014,260         7.2%
                                                                                            --------------        ----
Total Financials .........................................................                     160,217,478        11.8%
                                                                                            --------------        ----
Health Care -- (11.1%)
   Abbott Laboratories ...................................................        166,900        8,990,903         0.7%
   Amgen, Inc. ...........................................................         98,971        5,668,069         0.4%
   Bristol-Myers Squibb Co. ..............................................        182,255        5,757,435         0.4%
   Johnson & Johnson .....................................................        292,259       18,818,557         1.4%
   Merck & Co., Inc. .....................................................        331,822       11,447,859         0.8%
   Pfizer, Inc. ..........................................................        830,304       15,991,655         1.2%
   UnitedHealth Group, Inc. ..............................................        114,955        5,516,690         0.4%
   Other Securities ......................................................                      90,114,874         6.6%
                                                                                            --------------        ----
Total Health Care ........................................................                     162,306,042        11.9%
                                                                                            --------------        ----
Industrials -- (10.3%)
   3M Co. ................................................................         70,228        5,549,417         0.4%
   Caterpillar, Inc. .....................................................         68,959        6,513,867         0.5%
   General Electric Co. ..................................................      1,129,818       18,879,259         1.4%
   Union Pacific Corp. ...................................................         52,216        5,199,147         0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (Continued)
   United Parcel Service, Inc. ...........................................         78,387   $    5,505,903         0.4%
   United Technologies Corp. .............................................         72,851        5,680,921         0.4%
   Other Securities ......................................................                     103,423,234         7.6%
                                                                                            --------------        ----
Total Industrials ........................................................                     150,751,748        11.1%
                                                                                            --------------        ----
Information Technology -- (17.9%)
   *Apple, Inc. ..........................................................         99,202       40,154,986         2.9%
   Cisco Sytems, Inc. ....................................................        581,595       10,776,955         0.8%
   #*EMC Corp. ...........................................................        218,749        5,361,538         0.4%
   *Google, Inc. .........................................................         21,076       12,490,481         0.9%
   Intel Corp. ...........................................................        550,408       13,507,012         1.0%
   International Business Machines Corp. .................................        129,548       23,918,447         1.7%
   Microsoft Corp. .......................................................        786,237       20,937,491         1.5%
   Oracle Corp. ..........................................................        321,241       10,527,068         0.8%
   QUALCOMM, Inc. ........................................................        177,176        9,142,282         0.7%
   Visa, Inc. ............................................................         55,498        5,175,743         0.4%
   Other Securities ......................................................                     110,299,608         8.1%
                                                                                            --------------        ----
Total Information Technology .............................................                     262,291,611        19.2%
                                                                                            --------------        ----
Materials -- (3.8%)
   Other Securities ......................................................                      56,079,153         4.1%
                                                                                            --------------        ----
Other -- (0.0%)
   Other Securities ......................................................                           9,466         0.0%
                                                                                            --------------        ----
Telecommunication Services -- (2.8%)
   AT&T, Inc. ............................................................        638,881       18,725,602         1.4%
   Verizon Communications, Inc. ..........................................        303,071       11,207,566         0.8%
   Other Securities ......................................................                      10,672,740         0.8%
                                                                                            --------------        ----
Total Telecommunication Services .........................................                      40,605,908         3.0%
                                                                                            --------------        ----
Utilities -- (3.8%)
   Other Securities ......................................................                      56,504,555         4.1%
                                                                                            --------------        ----
TOTAL COMMON STOCKS ......................................................                   1,356,867,796        99.5%
                                                                                            --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ......................................................                           1,788         0.0%
                                                                                            --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...      4,438,044        4,438,044         0.3%
                                                                                            --------------        ----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                             ------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@ DFA Short Term Investment Fund ......................................    104,898,174      104,898,174         7.7%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $1,084,279 FHLMC, rates ranging from 4.500% to
      6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
      06/01/41, valued at $1,088,176) to be repurchased at $1,052,702 ....   $      1,053        1,052,698         0.1%
                                                                                            --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......................................                     105,950,872         7.8%
                                                                                            --------------        ----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                                                VALUE+       OF NET ASSETS**
                                                                                            --------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,029,610,002) .................................................                  $1,467,258,500       107.6%
                                                                                            ==============       -----

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                    --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  163,424,968             --     --      $  163,424,968
   Consumer Staples .............      143,445,702             --     --         143,445,702
   Energy .......................      161,231,165             --     --         161,231,165
   Financials ...................      160,210,218   $      7,260     --         160,217,478
   Health Care ..................      162,306,042             --     --         162,306,042
   Industrials ..................      150,751,748             --     --         150,751,748
   Information Technology .......      262,291,611             --     --         262,291,611
   Materials ....................       56,079,153             --     --          56,079,153
   Other ........................               --          9,466     --               9,466
   Telecommunication Services ...       40,605,908             --     --          40,605,908
   Utilities ....................       56,504,555             --     --          56,504,555
Rights/Warrants .................            1,788             --     --               1,788
Temporary Cash Investments ......        4,438,044             --     --           4,438,044
Securities Lending Collateral ...               --    105,950,872     --         105,950,872
                                    --------------   ------------     --      --------------
TOTAL ...........................   $1,361,290,902   $105,967,598     --      $1,467,258,500
                                    ==============   ============     ==      ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
COMMON STOCKS -- (84.1%)
Consumer Discretionary -- (15.4%)
   #*BJ's Restaurants, Inc. ...............................................       248,223   $   13,138,443         0.6%
   #Dillard's, Inc. Class A ...............................................       401,591       20,693,984         0.9%
   #*GameStop Corp. Class A ...............................................       396,262       10,132,419         0.5%
   *Liberty Media Corp. - Liberty Capital Class A .........................       275,124       21,135,026         1.0%
   #*Mohawk Industries, Inc. ..............................................       190,548       10,032,352         0.5%
   #PVH Corp. .............................................................       105,006        7,813,496         0.3%
   #Royal Caribbean Cruises, Ltd. .........................................       333,477        9,910,936         0.4%
   #*Saks, Inc. ...........................................................       752,558        7,954,538         0.4%
   Other Securities .......................................................                    297,215,001        13.6%
                                                                                            --------------        -----
Total Consumer Discretionary ..............................................                    398,026,195        18.2%
                                                                                            --------------        -----
Consumer Staples -- (3.6%)
   #*Constellation Brands, Inc. Class A ...................................       410,827        8,306,922         0.4%
   #*Ralcorp Holdings, Inc. ...............................................       149,606       12,094,149         0.6%
   #*Smithfield Foods, Inc. ...............................................       387,168        8,850,660         0.4%
   Other Securities .......................................................                     64,562,082         2.9%
                                                                                            --------------        -----
Total Consumer Staples.....................................................                     93,813,813         4.3%
                                                                                            --------------        -----
Energy -- (9.1%)
   Bristow Group, Inc. ....................................................       178,325        8,877,018         0.4%
   *Complete Production Services, Inc. ....................................       233,480        7,658,144         0.4%
   *CVR Energy, Inc. ......................................................       314,600        7,789,496         0.4%
   #*Helix Energy Solutions Group, Inc. ...................................       637,560       11,514,334         0.5%
   Patterson-UTI Energy, Inc. .............................................       473,266        9,616,765         0.4%
   *Plains Exploration & Production Co. ...................................       372,716       11,740,554         0.5%
   #*Rowan Cos., Inc. .....................................................       322,685       11,129,406         0.5%
   #Sunoco, Inc. ..........................................................       258,741        9,632,927         0.4%
   #*Tesoro Corp. .........................................................       419,582       10,883,957         0.5%
   Other Securities .......................................................                    145,719,642         6.7%
                                                                                            --------------        -----
Total Energy ..............................................................                    234,562,243        10.7%
                                                                                            --------------        -----
Financials -- (20.1%)
   Allied World Assurance Co. Holdings AG .................................       155,508        9,035,015         0.4%
   *American Capital, Ltd. ................................................     1,164,025        9,044,474         0.4%
   American Financial Group, Inc. .........................................       370,385       13,270,895         0.6%
   #Assurant, Inc. ........................................................       361,018       13,913,634         0.6%
   *CNO Financial Group, Inc. .............................................     1,322,576        8,266,100         0.4%
   #Harleysville Group, Inc. ..............................................       204,374       12,009,016         0.6%
   *NASDAQ OMX Group, Inc. (The) ..........................................       388,777        9,738,864         0.4%
   Reinsurance Group of America, Inc. .....................................       235,808       12,316,252         0.6%
   Transatlantic Holdings, Inc. ...........................................       153,263        7,975,807         0.4%
   White Mountains Insurance Group, Ltd. ..................................        25,592       10,748,640         0.5%
   Other Securities .......................................................                    415,146,591        18.9%
                                                                                            --------------        -----
Total Financials ..........................................................                    521,465,288        23.8%
                                                                                            --------------        -----
Health Care -- (5.7%)
   *Coventry Health Care, Inc. ............................................       287,847        9,156,413         0.4%
   #*Healthspring, Inc. ...................................................       331,372       17,874,206         0.8%
   *Hologic, Inc. .........................................................       567,912        9,154,741         0.4%
   #*LifePoint Hospitals, Inc. ............................................       217,249        8,398,846         0.4%
   #Omnicare, Inc. ........................................................       309,025        9,215,126         0.4%
   #*Viropharma, Inc. .....................................................       381,204        7,715,569         0.4%
   Other Securities .......................................................                     87,167,212         4.0%
                                                                                            --------------        -----
Total Health Care .........................................................                    148,682,113         6.8%
                                                                                           --------------        -----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                               PERCENTAGE
                                                                               SHARES           VALUE+       OF NET ASSETS**
                                                                             ------------   --------------   ---------------
Industrials -- (12.9%)
   #Alexander & Baldwin, Inc. ............................................        215,659   $    8,952,005          0.4%
   #*Avis Budget Group, Inc. .............................................        549,560        7,748,796          0.4%
   #GATX Corp. ...........................................................        228,478        8,677,594          0.4%
   *Owens Corning, Inc. ..................................................        367,806       10,438,334          0.5%
   Ryder System, Inc. ....................................................        246,533       12,558,391          0.6%
   #Trinity Industries, Inc. .............................................        277,414        7,565,080          0.3%
   Other Securities ......................................................                     279,420,306         12.7%
                                                                                            --------------        -----
Total Industrials ........................................................                     335,360,506         15.3%
                                                                                            --------------        -----
Information Technology -- (9.7%)
   *Arrow Electronics, Inc. ..............................................        351,633       12,676,370          0.6%
   #*IAC/InterActiveCorp. ................................................        403,904       16,491,400          0.7%
   *Ingram Micro, Inc. Class A ...........................................        566,252       10,124,586          0.4%
   #*Tech Data Corp. .....................................................        174,947        8,603,893          0.4%
   Other Securities ......................................................                     203,016,075          9.3%
                                                                                            --------------        -----
Total Information Technology .............................................                     250,912,324         11.4%
                                                                                            --------------        -----
Materials -- (6.7%)
   #Ashland, Inc. ........................................................        210,546       11,150,516          0.5%
   #Domtar Corp. .........................................................        106,552        8,727,674          0.4%
   #MeadWestavco Corp. ...................................................        455,519       12,713,535          0.6%
   Reliance Steel & Aluminum Co. .........................................        200,657        8,867,033          0.4%
   Other Securities ......................................................                     131,047,205          6.0%
                                                                                            --------------        -----
Total Materials ..........................................................                     172,505,963          7.9%
                                                                                            --------------        -----
Other -- (0.0%)
   Other Securities ......................................................                             294          0.0%
                                                                                            --------------        -----
Telecommunication Services -- (0.5%)
   Other Securities ......................................................                      13,391,441          0.6%
                                                                                            --------------        -----
Utilities -- (0.4%)
   Other Securities ......................................................                      10,208,680          0.4%
                                                                                            --------------        -----
TOTAL COMMON STOCKS ......................................................                   2,178,928,860         99.4%
                                                                                            --------------        -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...     10,592,695       10,592,695          0.5%
                                                                                            --------------        -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT
                                                                             ------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (15.5%)
(S)@ DFA Short Term Investment Fund ......................................    401,452,817      401,452,817         18.3%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $1,283,638 FHLMC, rates ranging from 4.500% to
      6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
      06/01/41, valued at $1,288,251) to be repurchased at $1,246,254 ....   $      1,246        1,246,250          0.1%
                                                                                            --------------        -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                     402,699,067         18.4%
                                                                                            --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,288,898,393) .................................................                  $2,592,220,622        118.3%
                                                                                            ==============        =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                    --------------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  398,026,195             --     --      $  398,026,195
   Consumer Staples .............       93,774,511   $     39,302     --          93,813,813
   Energy .......................      234,562,243             --     --         234,562,243
   Financials ...................      521,078,239        387,049     --         521,465,288
   Health Care ..................      148,682,113             --     --         148,682,113
   Industrials ..................      335,284,245         76,261     --         335,360,506
   Information Technology .......      250,912,324             --     --         250,912,324
   Materials ....................      172,505,963             --     --         172,505,963
   Other ........................               --            294     --                 294
   Telecommunication Services ...       13,391,441             --     --          13,391,441
   Utilities ....................       10,208,680             --     --          10,208,680
Temporary Cash Investments ......       10,592,695             --     --          10,592,695
Securities Lending Collateral ...               --    402,699,067     --         402,699,067
                                    --------------   ------------    ---      --------------
TOTAL ...........................   $2,189,018,649   $403,201,973     --      $2,592,220,622
                                    ==============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011


                                                                                                         PERCENTAGE
                                                                           SHARES         VALUE+       OF NET ASSETS**
                                                                          ---------   --------------   ---------------
COMMON STOCKS -- (81.5%)
Consumer Discretionary -- (13.1%)
   *99 Cents Only Stores ..............................................      94,400   $    2,057,920         0.2%
   Aaron's, Inc. ......................................................      76,498        2,047,086         0.2%
   #*Cabela's, Inc. ...................................................      89,625        2,233,455         0.2%
   Dillard's, Inc. Class A ............................................      80,522        4,149,299         0.3%
   *Domino's Pizza, Inc. ..............................................      68,329        2,188,578         0.2%
   #DSW, Inc. Class A .................................................      57,980        3,034,673         0.2%
   *Genesco, Inc. .....................................................      36,236        2,135,750         0.2%
   #*Jos. A. Bank Clothiers, Inc. .....................................      37,838        2,022,063         0.2%
   Men's Wearhouse, Inc. (The) ........................................      68,501        2,115,311         0.2%
   Penske Automotive Group, Inc. ......................................     118,352        2,413,197         0.2%
   #*Saks, Inc. .......................................................     221,647        2,342,809         0.2%
   *Steven Madden, Ltd. ...............................................      57,766        2,131,565         0.2%
   #*Ulta Salon Cosmetics & Fragrance, Inc. ...........................      44,461        2,991,781         0.2%
   Other Securities ...................................................                  163,034,426        13.4%
                                                                                      --------------        ----
Total Consumer Discretionary ..........................................                  194,897,913        16.1%
                                                                                      --------------        ----
Consumer Staples -- (4.0%)
   *Dean Foods Co. ....................................................     215,173        2,091,482         0.2%
   Fresh Del Monte Produce, Inc. ......................................      84,525        2,152,007         0.2%
   Nu Skin Enterprises, Inc. Class A ..................................      54,135        2,735,442         0.2%
   #PriceSmart, Inc. ..................................................      36,982        2,812,111         0.2%
   Ruddick Corp. ......................................................      46,400        2,028,144         0.2%
   SUPERVALU, Inc. ....................................................     245,688        1,970,418         0.1%
   *TreeHouse Foods, Inc. .............................................      37,236        2,284,056         0.2%
   Other Securities ...................................................                   43,430,269         3.6%
                                                                                      --------------        ----
Total Consumer Staples ................................................                   59,503,929         4.9%
                                                                                      --------------        ----
Energy -- (5.4%)
   Bristow Group, Inc. ................................................      48,818        2,430,160         0.2%
   *CVR Energy, Inc. ..................................................      94,364        2,336,453         0.2%
   *Helix Energy Solutions Group, Inc. ................................     119,387        2,156,129         0.2%
   HollyFrontier Corp. ................................................     179,388        5,505,418         0.4%
   #Lufkin Industries, Inc. ...........................................      36,862        2,178,176         0.2%
   #*Rosetta Resources, Inc. ..........................................      58,799        2,607,148         0.2%
   #*Western Refining, Inc. ...........................................     202,287        3,232,546         0.3%
   Other Securities ...................................................                   59,545,957         4.9%
                                                                                      --------------        ----
Total Energy ..........................................................                   79,991,987         6.6%
                                                                                      --------------        ----
Financials -- (14.3%)
   *CNO Financial Group, Inc. .........................................     336,171        2,101,069         0.2%
   Endurance Specialty Holdings, Ltd. .................................      55,968        2,082,010         0.1%
   Harleysville Group, Inc. ...........................................      36,351        2,135,985         0.2%
   #IBERIABANK Corp. ..................................................      45,942        2,376,120         0.2%
   Kemper Corp. .......................................................      79,614        2,140,820         0.2%
   Northwest Bancshares, Inc. .........................................     181,114        2,258,492         0.2%
   Webster Financial Corp. ............................................     117,064        2,299,137         0.2%
   Other Securities ...................................................                  196,278,314        16.2%
                                                                                      --------------        ----
Total Financials ......................................................                  211,671,947        17.5%
                                                                                      --------------        ----
Health Care -- (8.3%)
   #*Ariad Pharmaceuticals, Inc. ......................................     193,800        2,253,894         0.2%
   *Healthspring, Inc. ................................................      63,300        3,414,402         0.3%
   *Jazz Pharmaceuticals, Inc. ........................................      71,632        2,790,783         0.2%
   *Questcor Pharmaceuticals, Inc. ....................................      78,868        3,202,829         0.2%
   *Viropharma, Inc. ..................................................     115,735        2,342,476         0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                         PERCENTAGE
                                                                           SHARES         VALUE+       OF NET ASSETS**
                                                                          ---------   --------------   ---------------
Health Care -- (Continued)
   Other Securities ...................................................               $  108,909,213         9.0%
                                                                                      --------------        ----
Total Health Care .....................................................                  122,913,597        10.1%
                                                                                      --------------        ----
Industrials -- (14.2%)
   *Acacia Research--Acacia Technologies ..............................      54,207        2,159,607         0.2%
   Alexander & Baldwin, Inc. ..........................................      48,990        2,033,575         0.2%
   #GATX Corp. ........................................................      60,107        2,282,864         0.2%
   *Polypore International, Inc. ......................................      43,917        2,303,447         0.2%
   Robbins & Myers, Inc ...............................................      59,404        2,654,765         0.2%
   #Triumph Group, Inc. ...............................................      46,890        2,724,309         0.2%
   Other Securities ...................................................                  196,570,349        16.2%
                                                                                      --------------        ----
Total Industrials .....................................................                  210,728,916        17.4%
                                                                                      --------------        ----
Information Technology -- (14.3%)
   *IPG Photonics Corp. ...............................................      56,840        3,004,562         0.2%
   Other Securities ...................................................                  208,435,627        17.2%
                                                                                      --------------        ----
Total Information Technology ..........................................                  211,440,189        17.4%
                                                                                      --------------        ----
Materials -- (4.5%)
   Buckeye Technologies, Inc. .........................................      76,189        2,303,955         0.2%
   Carpenter Technology Corp. .........................................      50,262        2,850,861         0.2%
   Other Securities ...................................................                   61,786,405         5.1%
                                                                                      --------------        ----
Total Materials .......................................................                   66,941,221         5.5%
                                                                                      --------------        ----
Other -- (0.0%)
   Other Securities ...................................................                       63,240         0.0%
                                                                                      --------------        ----
Telecommunication Services -- (0.8%)
   Other Securities ...................................................                   11,684,731         1.0%
                                                                                      --------------        ----
Utilities -- (2.6%)
   Cleco Corp. ........................................................      53,455        1,970,886         0.2%
   Portland General Electric Co. ......................................      81,346        1,996,231         0.2%
   Other Securities ...................................................                   34,474,568         2.8%
                                                                                      --------------        ----
Total Utilities .......................................................                   38,441,685         3.2%
                                                                                      --------------        ----
TOTAL COMMON STOCKS....................................................                1,208,279,355        99.7%
                                                                                      --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ...................................................                          589         0.0%
                                                                                      --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares ..........................................................   3,782,768        3,782,768         0.3%
                                                                                      --------------        ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                             SHARES/
                                                                              FACE                          PERCENTAGE
                                                                             AMOUNT          VALUE+       OF NET ASSETS**
                                                                          ------------   --------------   ---------------
                                                                             (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@ DFA Short Term Investment Fund ....................................   267,536,645   $  267,536,645      22.1%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/11 (Collateralized by $3,062,017 FHLMC, rates ranging from
      4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36 &
      FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from
      06/01/26 to 06/01/41, valued at $3,073,023) to be repurchased at
      $2,972,842 .......................................................  $      2,973        2,972,832       0.2%
                                                                                         --------------     -----
TOTAL SECURITIES LENDING COLLATERAL ....................................                    270,509,477      22.3%
                                                                                         --------------     -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,164,780,787) ...............................................                 $1,482,572,189     122.3%
                                                                                         ==============     =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                     --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                        LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                     --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary ........   $  194,897,913             --      --     $  194,897,913
   Consumer Staples ..............       59,490,448   $     13,481      --         59,503,929
   Energy ........................       79,991,987             --      --         79,991,987
   Financials ....................      211,576,987         94,960      --        211,671,947
   Health Care ...................      122,913,597             --      --        122,913,597
   Industrials ...................      210,719,545          9,371      --        210,728,916
   Information Technology ........      211,440,189             --      --        211,440,189
   Materials .....................       66,941,221             --      --         66,941,221
   Other .........................               --         63,240      --             63,240
   Telecommunication Services ....       11,684,731             --      --         11,684,731
   Utilities .....................       38,441,685             --      --         38,441,685
Rights/Warrants ..................              589             --      --                589
Temporary Cash Investments .......        3,782,768             --      --          3,782,768
Securities Lending Collateral ....               --    270,509,477      --        270,509,477
                                     --------------   ------------     ---     --------------
TOTAL ............................   $1,211,881,660   $270,690,529      --     $1,482,572,189
                                     ==============   ============     ===     ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                        PERCENTAGE
                                                                          SHARES         VALUE+       OF NET ASSETS**
                                                                         ---------   --------------   ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (12.6%)
   Comcast Corp. Class A .............................................     398,517     $  9,345,224         0.4%
   #Home Depot, Inc. .................................................     144,802        5,183,912         0.2%
   Lowe's Cos., Inc. .................................................     255,861        5,378,198         0.2%
   #News Corp. Class A ...............................................     376,280        6,592,426         0.3%
   Time Warner Cable, Inc. ...........................................      88,298        5,623,700         0.2%
   Time Warner, Inc. .................................................     205,166        7,178,758         0.3%
   #Walt Disney Co. (The) ............................................     365,590       12,751,779         0.5%
   Other Securities ..................................................                  296,193,417        12.2%
                                                                                     --------------        ----
Total Consumer Discretionary .........................................                  348,247,414        14.3%
                                                                                     --------------        ----
Consumer Staples -- (5.8%)
   Coca-Cola Co. (The) ...............................................      86,353        5,899,637         0.2%
   CVS Caremark Corp. ................................................     259,493        9,419,596         0.4%
   #Kraft Foods, Inc. Class A ........................................     320,995       11,292,604         0.5%
   PepsiCo, Inc. .....................................................      84,836        5,340,426         0.2%
   Procter & Gamble Co. (The).........................................     250,219       16,011,514         0.7%
   Wal-Mart Stores, Inc. .............................................     140,778        7,984,928         0.3%
   Other Securities ..................................................                  105,151,120         4.3%
                                                                                     --------------        ----
Total Consumer Staples ...............................................                  161,099,825         6.6%
                                                                                     --------------        ----
Energy -- (10.5%)
   Anadarko Petroleum Corp. ..........................................      94,862        7,446,667         0.3%
   Apache Corp. ......................................................      75,890        7,560,921         0.3%
   Chevron Corp. .....................................................     387,812       40,739,651         1.7%
   ConocoPhillips ....................................................     258,034       17,972,068         0.7%
   Exxon Mobil Corp. .................................................     549,998       42,949,344         1.8%
   #National Oilwell Varco, Inc. .....................................      81,732        5,829,944         0.3%
   Occidental Petroleum Corp. ........................................      77,764        7,227,386         0.3%
   Other Securities ..................................................                  160,602,783         6.6%
                                                                                     --------------        ----
Total Energy .........................................................                  290,328,764        12.0%
                                                                                     --------------        ----
Financials -- (15.2%)
   Bank of America Corp. .............................................   1,224,953        8,366,429         0.3%
   #*Berkshire Hathaway, Inc. ........................................      90,836        7,072,491         0.3%
   Citigroup, Inc. ...................................................     265,649        8,391,852         0.4%
   Goldman Sachs Group, Inc. (The) ...................................      86,941        9,524,387         0.4%
   JPMorgan Chase & Co. ..............................................     781,550       27,166,678         1.1%
   *MetLife, Inc. ....................................................     191,743        6,741,684         0.3%
   PNC Financial Services Group, Inc. ................................     102,474        5,503,879         0.2%
   #*Prudential Financial, Inc. ......................................      95,695        5,186,669         0.2%
   Travelers Cos., Inc. (The) ........................................     100,570        5,868,260         0.2%
   U.S. Bancorp ......................................................     367,209        9,396,878         0.4%
   Wells Fargo & Co. .................................................     992,366       25,712,203         1.1%
   Other Securities ..................................................                  302,432,658        12.4%
                                                                                     --------------        ----
Total Financials .....................................................                  421,364,068        17.3%
                                                                                     --------------        ----
Health Care -- (9.6%)
   Johnson & Johnson .................................................     139,407        8,976,417         0.4%
   Merck & Co., Inc. .................................................     565,726       19,517,547         0.8%
   Pfizer, Inc. ......................................................   1,530,647       29,480,261         1.2%
   UnitedHealth Group, Inc. ..........................................     207,950        9,979,520         0.4%
   WellPoint, Inc. ...................................................      83,721        5,768,377         0.2%
   Other Securities ..................................................                  192,102,150         7.9%
                                                                                     --------------        ----
Total Health Care ....................................................                  265,824,272        10.9%
                                                                                     --------------        ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                          SHARES         VALUE+       OF NET ASSETS**
                                                                         ---------   --------------   ---------------
Industrials -- (12.2%)
   General Electric Co. ..............................................   2,034,859   $   34,002,494         1.4%
   Union Pacific Corp. ...............................................     100,059        9,962,875         0.4%
   Other Securities ..................................................                  291,691,758        12.0%
                                                                                     --------------        ----
Total Industrials ....................................................                  335,657,127        13.8%
                                                                                     --------------        ----
Information Technology -- (12.4%)
   *Apple, Inc. ......................................................      40,737       16,489,523         0.7%
   Cisco Sytems, Inc. ................................................     289,961        5,372,977         0.2%
   *Google, Inc. .....................................................       9,713        5,756,312         0.2%
   Hewlett-Packard Co. ...............................................     197,567        5,257,258         0.2%
   Intel Corp. .......................................................     517,438       12,697,929         0.5%
   International Business Machines Corp. .............................      45,323        8,367,985         0.4%
   Microsoft Corp. ...................................................     286,979        7,642,251         0.3%
   Oracle Corp. ......................................................     213,729        7,003,899         0.3%
   Visa, Inc. ........................................................      97,604        9,102,549         0.4%
   Other Securities ..................................................                  265,999,387        10.9%
                                                                                     --------------        ----
Total Information Technology .........................................                  343,690,070        14.1%
                                                                                     --------------        ----
Materials -- (4.4%)
   Dow Chemical Co. (The) ............................................     227,502        6,342,756         0.3%
   Other Securities ..................................................                  114,861,485         4.7%
                                                                                     --------------        ----
Total Materials ......................................................                  121,204,241         5.0%
                                                                                     --------------        ----
Other -- (0.0%)
   Other Securities ..................................................                       24,433         0.0%
                                                                                     --------------        ----
Real Estate Investment Trusts -- (0.0%)
   Other Securities ..................................................                        1,548         0.0%
                                                                                     --------------        ----
Telecommunication Services -- (2.8%)
   AT&T, Inc. ........................................................   1,141,948       33,470,496         1.4%
   Verizon Communications, Inc. ......................................     581,853       21,516,924         0.9%
   Other Securities ..................................................                   23,089,031         0.9%
                                                                                     --------------        ----
Total Telecommunication Services .....................................                   78,076,451         3.2%
                                                                                     --------------        ----
Utilities -- (2.3%)
   Other Securities ..................................................                   63,394,700         2.6%
                                                                                     --------------        ----
TOTAL COMMON STOCKS ..................................................                2,428,912,913        99.8%
                                                                                     --------------        ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities ..................................................                       16,252         0.0%
                                                                                     --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
      Shares .........................................................   1,155,814        1,155,814         0.1%
                                                                                     --------------        ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                SHARES/
                                                                                 FACE                           PERCENTAGE
                                                                                AMOUNT           VALUE+       OF NET ASSETS**
                                                                              ------------   --------------   ---------------
                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@ DFA Short Term Investment Fund .......................................    320,099,588   $  320,099,588         13.2%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $15,891,495 FHLMC, rates ranging from 4.500% to
      6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
      06/01/41, valued at $15,948,614) to be repurchased at $15,428,687 ...   $     15,429       15,428,636          0.6%
                                                                                             --------------        -----
TOTAL SECURITIES LENDING COLLATERAL .......................................                     335,528,224         13.8%
                                                                                             --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,359,010,070) ..................................................                  $2,765,613,203        113.7%
                                                                                             ==============        =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                       --------------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                       --------------------------------------------------------
                                          LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                       --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary ..........   $  348,247,414             --     --      $  348,247,414
   Consumer Staples ................      161,099,825             --     --         161,099,825
   Energy ..........................      290,328,764             --     --         290,328,764
   Financials ......................      421,313,084   $     50,984     --         421,364,068
   Health Care .....................      265,824,272             --     --         265,824,272
   Industrials .....................      335,648,241          8,886     --         335,657,127
   Information Technology ..........      343,690,070             --     --         343,690,070
   Materials .......................      121,204,241             --     --         121,204,241
   Other ...........................               --         24,433     --              24,433
   Real Estate Investment Trusts ...            1,548             --     --               1,548
   Telecommunication Services ......       78,076,451             --     --          78,076,451
   Utilities........................       63,394,700             --     --          63,394,700
Rights/Warrants ....................           16,252             --     --              16,252
Temporary Cash Investments .........        1,155,814             --     --           1,155,814
Securities Lending Collateral ......               --    335,528,224     --         335,528,224
                                       --------------   ------------    ---      --------------
TOTAL ..............................   $2,430,000,676   $335,612,527     --      $2,765,613,203
                                       ==============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                      PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
COMMON STOCKS -- (98.6%)
AUSTRALIA -- (5.9%)
   Origin Energy, Ltd. ............................................       793,593   $   11,958,947         0.7%
   Wesfarmers, Ltd. ...............................................       886,873       30,090,207         1.6%
   Other Securities ...............................................                     67,986,695         3.7%
                                                                                    --------------        -----
TOTAL AUSTRALIA ...................................................                    110,035,849         6.0%
                                                                                    --------------        -----
AUSTRIA -- (0.2%)
   Other Securities ...............................................                      2,990,884         0.2%
                                                                                    --------------        -----
BELGIUM -- (1.0%)
   Other Securities ...............................................                     18,649,635         1.0%
                                                                                    --------------        -----
CANADA -- (13.0%)
   *Canadian National Resources, Ltd. .............................       431,001       15,203,406         0.8%
   Encana Corp. ...................................................       577,997       12,537,041         0.7%
   Goldcorp, Inc. .................................................       343,891       16,733,096         0.9%
   Kinross Gold Corp. .............................................       754,797       10,760,637         0.6%
   Manulife Financial Corp. .......................................     1,115,709       14,730,605         0.8%
   Sun Life Financial, Inc. .......................................       494,520       12,482,692         0.7%
   Suncor Energy, Inc. ............................................       975,599       31,076,266         1.7%
   Teck Resources, Ltd. Class B ...................................       362,968       14,551,494         0.8%
   Thomson Reuters Corp. ..........................................       335,015        9,911,806         0.5%
   TransCanada Corp. ..............................................       527,484       22,422,370         1.2%
   Other Securities ...............................................                     80,232,907         4.4%
                                                                                    --------------        -----
TOTAL CANADA ......................................................                    240,642,320        13.1%
                                                                                    --------------        -----
DENMARK -- (1.1%)
   Other Securities ...............................................                     20,394,747         1.1%
                                                                                    --------------        -----
FINLAND -- (0.6%)
   Other Securities ...............................................                     10,307,364         0.6%
                                                                                    --------------        -----
FRANCE -- (9.7%)
   AXA SA .........................................................       948,963       15,263,070         0.8%
   Cie de Saint-Gobain SA .........................................       282,075       13,036,802         0.7%
   France Telecom SA ..............................................       647,924       11,648,914         0.6%
   GDF Suez SA ....................................................       917,391       25,845,396         1.4%
   Societe Generale SA ............................................       351,149       10,054,011         0.5%
   Vivendi SA .....................................................       949,725       21,222,959         1.2%
   Other Securities ...............................................                     82,096,825         4.5%
                                                                                    --------------        -----
TOTAL FRANCE ......................................................                    179,167,977         9.7%
                                                                                    --------------        -----
GERMANY -- (8.4%)
   Allianz SE .....................................................       169,942       18,908,110         1.0%
   Bayerische Motoren Werke AG ....................................       188,535       15,315,477         0.8%
   Daimler AG .....................................................       468,831       23,811,505         1.3%
   #Deutsche Bank AG ..............................................       239,182        9,904,527         0.6%
   Deutsche Telekom AG ............................................       920,799       11,697,955         0.6%
   E.ON AG ........................................................       836,863       20,180,938         1.1%
   Munchener Rueckversicherungs-Gesellschaft AG ...................        86,591       11,596,215         0.6%
   Other Securities ...............................................                     43,823,526         2.4%
                                                                                    --------------        -----
TOTAL GERMANY .....................................................                    155,238,253         8.4%
                                                                                    --------------        -----
GREECE -- (0.1%)
   Other Securities ...............................................                      1,009,336         0.1%
                                                                                    --------------        -----
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd. ........................................     1,251,000       11,434,283         0.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
HONG KONG -- (Continued)
   Other Securities ...............................................                 $   14,744,216         0.8%
                                                                                    --------------        -----
TOTAL HONG KONG ...................................................                     26,178,499         1.4%
                                                                                    --------------        -----
IRELAND -- (0.3%)
   Other Securities ...............................................                      5,024,468         0.3%
                                                                                    --------------        -----
ISRAEL -- (0.5%)
   Other Securities ...............................................                      8,353,626         0.5%
                                                                                    --------------        -----
ITALY -- (1.5%)
   Telecom Italia SpA .............................................     8,344,059       10,382,316         0.5%
   Other Securities ...............................................                     17,785,024         1.0%
                                                                                    --------------        -----
TOTAL ITALY .......................................................                     28,167,340         1.5%
                                                                                    --------------        -----
JAPAN -- (19.4%)
   Mitsubishi UFJ Financial Group, Inc. ...........................     5,515,634       23,970,600         1.3%
   Panasonic Corp. ................................................       944,400        9,547,026         0.5%
   Sony Corp. Sponsored ADR .......................................       678,816       14,234,772         0.8%
   Sumitomo Mitsui Financial Group, Inc. ..........................       588,727       16,455,818         0.9%
   Toyota Motor Corp. Sponsored ADR ...............................       268,717       17,926,111         1.0%
   Other Securities ...............................................                    277,847,254        15.0%
                                                                                    --------------        -----
TOTAL JAPAN .......................................................                    359,981,581        19.5%
                                                                                    --------------        -----
NETHERLANDS -- (3.1%)
   ArcelorMittal NV ...............................................       690,103       14,307,920         0.8%
   *ING Groep NV ..................................................     1,104,041        9,517,913         0.5%
   Koninklijke Philips Electronics NV .............................       599,714       12,484,072         0.7%
   Other Securities ...............................................                     21,477,894         1.1%
                                                                                    --------------        -----
TOTAL NETHERLANDS .................................................                     57,787,799         3.1%
                                                                                    --------------        -----
NEW ZEALAND -- (0.1%)
   Other Securities ...............................................                      1,787,204         0.1%
                                                                                    --------------        -----
NORWAY -- (1.1%)
   Other Securities ...............................................                     21,163,138         1.1%
                                                                                    --------------        -----
PORTUGAL -- (0.1%)
   Other Securities ...............................................                      1,570,577         0.1%
                                                                                    --------------        -----
SINGAPORE -- (0.6%)
   Other Securities ...............................................                     11,317,473         0.6%
                                                                                    --------------        -----
SPAIN -- (2.7%)
   Banco Santander SA .............................................     1,323,362       11,200,753         0.6%
   Other Securities ...............................................                     38,302,705         2.1%
                                                                                    --------------        -----
TOTAL SPAIN .......................................................                     49,503,458         2.7%
                                                                                    --------------        -----
SWEDEN -- (2.7%)
   Nordea Bank AB .................................................     1,538,216       13,968,349         0.7%
   Other Securities ...............................................                     36,664,206         2.0%
                                                                                    --------------        -----
TOTAL SWEDEN ......................................................                     50,632,555         2.7%
                                                                                    --------------        -----
SWITZERLAND -- (5.5%)
   Holcim, Ltd. ...................................................       241,079       15,266,591         0.8%
   Novartis AG ADR ................................................       189,650       10,709,536         0.6%
   *Swiss Re, Ltd. ................................................       325,311       17,761,494         1.0%
   Zurich Financial Services AG ...................................       126,104       29,059,858         1.6%
   Other Securities ...............................................                     29,857,180         1.6%
                                                                                    --------------        -----
TOTAL SWITZERLAND .................................................                    102,654,659         5.6%
                                                                                    --------------        -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                        SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------   --------------   ---------------
UNITED KINGDOM -- (19.6%)
   Aviva P.L.C. ...................................................     1,899,636   $   10,363,573          0.6%
   Barclays P.L.C. Sponsored ADR ..................................     1,025,997       12,835,222          0.7%
   BP P.L.C. Sponsored ADR ........................................     1,158,641       51,188,759          2.8%
   Kingfisher P.L.C. ..............................................     2,319,541        9,610,062          0.5%
   Royal Dutch Shell P.L.C. ADR ...................................     1,012,251       72,679,622          3.9%
   Vodafone Group P.L.C. ..........................................    13,861,205       38,488,167          2.1%
   Vodafone Group P.L.C. Sponsored ADR ............................     1,779,829       49,550,439          2.7%
   William Morrison Supermarkets P.L.C. ...........................     2,063,732       10,007,898          0.5%
   Xstrata P.L.C. .................................................     1,169,069       19,472,633          1.0%
   Other Securities ...............................................                     89,528,291          4.9%
                                                                                    --------------        -----
TOTAL UNITED KINGDOM ..............................................                    363,724,666         19.7%
                                                                                    --------------        -----
TOTAL COMMON STOCKS ...............................................                  1,826,283,408         99.1%
                                                                                    --------------        -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities ...............................................                      2,694,415          0.1%
                                                                                    --------------        -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities ...............................................                        369,115          0.0%
                                                                                    --------------        -----

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT         VALUE+
                                                                      -----------   --------------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@ DFA Short Term Investment Fund ...............................    21,239,886       21,239,886          1.2%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $2,498,148) to be repurchased at $2,449,172 .................   $     2,449        2,449,165          0.1%
                                                                                    --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ...............................                     23,689,051          1.3%
                                                                                    --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,925,039,486) ..........................................                 $1,853,035,989        100.5%
                                                                                    ==============        =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                     --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------------------
                                       LEVEL 1         LEVEL 2       LEVEL 3       TOTAL
                                     ------------   --------------   -------   --------------
Common Stocks
   Australia ....................    $  1,303,173   $  108,732,676     --      $  110,035,849
   Austria ......................              --        2,990,884     --           2,990,884
   Belgium ......................         692,498       17,957,137     --          18,649,635
   Canada .......................     240,642,320               --     --         240,642,320
   Denmark ......................              --       20,394,747     --          20,394,747
   Finland ......................              --       10,307,364     --          10,307,364
   France .......................      14,738,184      164,429,793     --         179,167,977
   Germany ......................      26,582,823      128,655,430     --         155,238,253
   Greece .......................              --        1,009,336     --           1,009,336
   Hong Kong ....................              --       26,178,499     --          26,178,499
   Ireland ......................       2,253,255        2,771,213     --           5,024,468
   Israel .......................       1,375,187        6,978,439     --           8,353,626
   Italy ........................       2,564,309       25,603,031     --          28,167,340
   Japan ........................      42,938,081      317,043,500     --         359,981,581
   Netherlands ..................       1,795,478       55,992,321     --          57,787,799
   New Zealand ..................              --        1,787,204     --           1,787,204
   Norway .......................              --       21,163,138     --          21,163,138
   Portugal .....................              --        1,570,577     --           1,570,577
   Singapore ....................              --       11,317,473     --          11,317,473
   Spain ........................       9,920,022       39,583,436     --          49,503,458
   Sweden .......................       1,320,883       49,311,672     --          50,632,555
   Switzerland ..................      12,543,018       90,111,641     --         102,654,659
   United Kingdom ...............     201,417,340      162,307,326     --         363,724,666
Preferred Stocks
   Germany ......................              --        2,694,415     --           2,694,415
Rights/Warrants
   Hong Kong ....................              --          369,115     --             369,115
Securities Lending Collateral ...              --       23,689,051     --          23,689,051
                                     ------------   --------------    ---      --------------
TOTAL ...........................    $560,086,571   $1,292,949,418     --      $1,853,035,989
                                     ============   ==============    ===      ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.3%)
   Australia & New Zealand Banking Group, Ltd. ....................       113,240       $ 2,558,810         0.2%
   Commonwealth Bank of Australia NL ..............................        51,776         2,659,728         0.3%
   National Australia Bank, Ltd. ..................................       130,708         3,491,123         0.3%
   Wesfarmers, Ltd. ...............................................        63,076         2,140,070         0.2%
   Westpac Banking Corp. ..........................................       129,797         3,012,091         0.3%
   Other Securities ...............................................                      43,559,181         4.2%
                                                                                     --------------        ----
TOTAL AUSTRALIA ...................................................                      57,421,003         5.5%
                                                                                     --------------        ----
AUSTRIA -- (0.3%)
   Other Securities ...............................................                       3,451,111         0.3%
                                                                                     --------------        ----
BELGIUM -- (0.8%)
   Other Securities ...............................................                       8,316,634         0.8%
                                                                                     --------------        ----
BRAZIL -- (2.0%)
   Petroleo Brasileiro SA ADR .....................................        81,691         2,206,474         0.2%
   Other Securities ...............................................                      19,571,971         1.9%
                                                                                     --------------        ----
TOTAL BRAZIL ......................................................                      21,778,445         2.1%
                                                                                     --------------        ----
CANADA -- (8.5%)
   Bank of Montreal ...............................................        36,473         2,154,898         0.2%
   Bank of Nova Scotia ............................................        39,481         2,080,699         0.2%
   Royal Bank of Canada ...........................................        52,074         2,540,093         0.2%
   Suncor Energy, Inc. ............................................        94,688         3,016,146         0.3%
   Teck Resources, Ltd. Class B ...................................        43,200         1,731,901         0.2%
   Toronto Dominion Bank ..........................................        48,900         3,690,742         0.3%
   TransCanada Corp. ..............................................        44,102         1,874,694         0.2%
   Other Securities ...............................................                      74,037,356         7.1%
                                                                                     --------------        ----
TOTAL CANADA ......................................................                      91,126,529         8.7%
                                                                                     --------------        ----
CHILE -- (0.5%)
   Other Securities ...............................................                       5,762,628         0.6%
                                                                                     --------------        ----
CHINA -- (4.3%)
   China Construction Bank Corp. Series H .........................     3,488,200         2,562,904         0.2%
   China Mobile, Ltd. Sponsored ADR ...............................        58,300         2,772,748         0.3%
   Other Securities ...............................................                      41,533,777         4.0%
                                                                                     --------------        ----
TOTAL CHINA .......................................................                      46,869,429         4.5%
                                                                                     --------------        ----
COLOMBIA -- (0.0%)
   Other Securities ...............................................                         212,682         0.0%
                                                                                     --------------        ----
CZECH REPUBLIC -- (0.1%)
   Other Securities ...............................................                       1,008,605         0.1%
                                                                                     --------------        ----
DENMARK -- (0.6%)
   Other Securities ...............................................                       6,324,433         0.6%
                                                                                     --------------        ----
EGYPT -- (0.0%)
   Other Securities ...............................................                          56,197         0.0%
                                                                                     --------------        ----
FINLAND -- (1.0%)
   Other Securities ...............................................                      10,954,296         1.1%
                                                                                     --------------        ----
FRANCE -- (5.3%)
   BNP Paribas SA .................................................        53,605         2,393,725         0.2%
   GDF Suez SA ....................................................        70,664         1,990,797         0.2%
   *Sanofi SA .....................................................        41,470         2,966,724         0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
FRANCE -- (Continued)
   Schneider Electric SA ..........................................        30,730    $    1,804,456         0.2%
   Total SA Sponsored ADR .........................................        82,103         4,293,987         0.4%
   Other Securities ...............................................                      43,314,228         4.1%
                                                                                     --------------        ----
TOTAL FRANCE ......................................................                      56,763,917         5.4%
                                                                                     --------------        ----
GERMANY -- (4.3%)
   Allianz SE .....................................................        18,576         2,066,805         0.2%
   Bayerische Motoren Werke AG ....................................        25,204         2,047,425         0.2%
   Daimler AG .....................................................        54,262         2,755,918         0.3%
   #Deutsche Bank AG ..............................................        50,857         2,105,988         0.2%
   E.ON AG ........................................................       110,484         2,664,320         0.2%
   Other Securities ...............................................                      34,286,331         3.3%
                                                                                     --------------        ----
TOTAL GERMANY .....................................................                      45,926,787         4.4%
                                                                                     --------------        ----
GREECE -- (0.3%)
   Other Securities ...............................................                       2,772,203         0.3%
                                                                                     --------------        ----
HONG KONG -- (1.8%)
   Other Securities ...............................................                      18,945,986         1.8%
                                                                                     --------------        ----
HUNGARY -- (0.1%)
   Other Securities ...............................................                         897,828         0.1%
                                                                                     --------------        ----
INDIA -- (2.1%)
   Other Securities ...............................................                      22,200,900         2.1%
                                                                                     --------------        ----
INDONESIA -- (0.9%)
   Other Securities ...............................................                       9,760,263         0.9%
                                                                                     --------------        ----
IRELAND -- (0.4%)
   Other Securities ...............................................                       4,634,404         0.5%
                                                                                     --------------        ----
ISRAEL -- (0.4%)
   Other Securities ...............................................                       4,441,132         0.4%
                                                                                     --------------        ----
ITALY -- (1.5%)
   Other Securities ...............................................                      16,439,625         1.6%
                                                                                     --------------        ----
JAPAN -- (14.5%)
   Mitsubishi UFJ Financial Group, Inc. ADR .......................       441,377         1,911,162         0.2%
   Mizuho Financial Group, Inc. ...................................     1,346,955         1,885,318         0.2%
   Sumitomo Mitsui Financial Group, Inc. ..........................        81,683         2,283,165         0.2%
   Toyota Motor Corp. Sponsored ADR ...............................        50,053         3,339,036         0.3%
   Other Securities ...............................................                     147,002,170        14.1%
                                                                                     --------------        ----
TOTAL JAPAN .......................................................                     156,420,851        15.0%
                                                                                     --------------        ----
MALAYSIA -- (0.9%)
   Other Securities ...............................................                      10,171,549         1.0%
                                                                                     --------------        ----
MEXICO -- (1.0%)
   Other Securities ...............................................                      11,267,113         1.1%
                                                                                     --------------        ----
NETHERLANDS -- (1.6%)
   *ING Groep NV Sponsored ADR ....................................       263,004         2,272,355         0.2%
   Other Securities ...............................................                      15,072,239         1.5%
                                                                                     --------------        ----
TOTAL NETHERLANDS .................................................                      17,344,594         1.7%
                                                                                     --------------        ----
NEW ZEALAND -- (0.2%)
   Other Securities ...............................................                       2,215,936         0.2%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
NORWAY -- (0.7%)
   Other Securities ...............................................                     $ 7,691,192         0.7%
                                                                                     --------------        ----
PERU -- (0.0%)
   Other Securities ...............................................                         344,101         0.0%
                                                                                     --------------        ----
PHILIPPINES -- (0.3%)
   Other Securities ...............................................                       3,552,424         0.3%
                                                                                     --------------        ----
POLAND -- (0.4%)
   Other Securities ...............................................                       4,299,950         0.4%
                                                                                     --------------        ----
PORTUGAL -- (0.3%)
   Other Securities ...............................................                       2,809,564         0.3%
                                                                                     --------------        ----
RUSSIA -- (0.7%)
   Gazprom OAO Sponsored ADR ......................................       275,506         3,193,765         0.3%
   Other Securities ...............................................                       4,558,727         0.4%
                                                                                     --------------        ----
TOTAL RUSSIA ......................................................                       7,752,492         0.7%
                                                                                     --------------        ----
SINGAPORE -- (1.1%)
   Other Securities ...............................................                      12,029,233         1.2%
                                                                                     --------------        ----
SOUTH AFRICA -- (1.9%)
   Other Securities ...............................................                      20,284,701         2.0%
                                                                                     --------------        ----
SOUTH KOREA -- (4.1%)
   Samsung Electronics Co., Ltd. ..................................         4,072         3,505,427         0.3%
   Other Securities ...............................................                      40,522,942         3.9%
                                                                                     --------------        ----
TOTAL SOUTH KOREA .................................................                      44,028,369         4.2%
                                                                                     --------------        ----
SPAIN -- (1.8%)
   Banco Santander SA .............................................       319,335         2,702,807         0.2%
   Other Securities ...............................................                      16,443,987         1.6%
                                                                                     --------------        ----
TOTAL SPAIN .......................................................                      19,146,794         1.8%
                                                                                     --------------        ----
SWEDEN -- (2.2%)
   Other Securities ...............................................                      23,562,056         2.3%
                                                                                     --------------        ----
SWITZERLAND -- (4.4%)
   Holcim, Ltd. ...................................................        31,260         1,979,574         0.2%
   Nestle SA ......................................................        61,188         3,538,973         0.3%
   Novartis AG ADR ................................................        93,214         5,263,795         0.5%
   *Swiss Re, Ltd. ................................................        36,031         1,967,239         0.2%
   Zurich Financial Services AG ...................................         9,853         2,270,561         0.2%
   Other Securities ...............................................                      31,984,384         3.1%
                                                                                     --------------        ----
TOTAL SWITZERLAND .................................................                      47,004,526         4.5%
                                                                                     --------------        ----
TAIWAN -- (3.1%)
   Other Securities ...............................................                      33,453,640         3.2%
                                                                                     --------------        ----
THAILAND -- (0.6%)
   Other Securities ...............................................                       6,317,573         0.6%
                                                                                     --------------        ----
TURKEY -- (0.4%)
   Other Securities ...............................................                       4,601,460         0.4%
                                                                                     --------------        ----
UNITED KINGDOM -- (14.2%)
   Anglo American P.L.C. ..........................................        83,163         3,048,792         0.3%
   BP P.L.C. Sponsored ADR ........................................       216,329         9,557,415         0.9%
   HSBC Holdings P.L.C. ...........................................       333,472         2,966,404         0.3%
   HSBC Holdings P.L.C. Sponsored ADR .............................       132,375         5,779,492         0.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                         SHARES         VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
UNITED KINGDOM -- (Continued)
   Legal & General Group P.L.C. ...................................     1,002,504    $    1,766,020         0.2%
   Royal Dutch Shell P.L.C. ADR ...................................       151,539        10,880,500         1.0%
   Royal Dutch Shell P.L.C. Series B ..............................        59,695         2,141,744         0.2%
   Standard Chartered P.L.C. ......................................       158,961         3,709,243         0.4%
   Tesco P.L.C. ...................................................       362,537         2,337,424         0.2%
   Vodafone Group P.L.C. Sponsored ADR ............................       343,133         9,552,823         0.9%
   Xstrata P.L.C. .................................................       176,940         2,947,206         0.3%
   Other Securities ...............................................                      98,306,517         9.4%
                                                                                     --------------        ----
TOTAL UNITED KINGDOM ..............................................                     152,993,580        14.7%
                                                                                     --------------        ----
UNITED STATES -- (0.0%)
   Other Securities ...............................................                          36,859         0.0%
                                                                                     --------------        ----
TOTAL COMMON STOCKS ...............................................                   1,023,393,594        98.1%
                                                                                     --------------        ----
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
   Petroleo Brasileiro SA ADR .....................................       116,010         2,933,893         0.3%
   Other Securities ...............................................                      11,448,593         1.1%
                                                                                     --------------        ----
TOTAL BRAZIL ......................................................                      14,382,486         1.4%
                                                                                     --------------        ----
CHILE -- (0.0%)
   Other Securities ...............................................                          85,064         0.0%
                                                                                     --------------        ----
GERMANY -- (0.1%)
   Other Securities ...............................................                         709,256         0.1%
                                                                                     --------------        ----
MALAYSIA -- (0.0%)
   Other Securities ...............................................                          13,326         0.0%
                                                                                     --------------        ----
TOTAL PREFERRED STOCKS ............................................                      15,190,132         1.5%
                                                                                     --------------        ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities ...............................................                              84         0.0%
                                                                                     --------------        ----
BELGIUM -- (0.0%)
   Other Securities ...............................................                             132         0.0%
                                                                                     --------------        ----
CANADA -- (0.0%)
   Other Securities ...............................................                           1,940         0.0%
                                                                                     --------------        ----
CHINA -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
HONG KONG -- (0.0%)
   Other Securities ...............................................                          46,361         0.0%
                                                                                     --------------        ----
ITALY -- (0.0%)
   Other Securities ...............................................                          80,459         0.0%
                                                                                     --------------        ----
NORWAY -- (0.0%)
   Other Securities ...............................................                              --         0.0%
                                                                                     --------------        ----
SINGAPORE -- (0.0%)
   Other Securities ...............................................                           6,391         0.0%
                                                                                     --------------        ----
SOUTH KOREA -- (0.0%)
   Other Securities ...............................................                          34,003         0.0%
                                                                                     --------------        ----
TAIWAN -- (0.0%)
   Other Securities ...............................................                           2,812         0.0%
                                                                                     --------------        ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                        PERCENTAGE
                                                                        SHARES          VALUE++       OF NET ASSETS**
                                                                      -----------    --------------   ---------------
THAILAND -- (0.0%)
   Other Securities ...............................................                  $        4,376          0.0%
                                                                                     --------------        -----
UNITED KINGDOM -- (0.0%)
   Other Securities ...............................................                             200          0.0%
                                                                                     --------------        -----
TOTAL RIGHTS/WARRANTS .............................................                         176,758          0.0%
                                                                                     --------------        -----

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT           VALUE+
                                                                      -----------    --------------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund ...............................    33,989,531        33,989,531          3.2%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
      $6,016,682) to be repurchased at $5,898,726 .................   $     5,899         5,898,708          0.6%
                                                                                     --------------        -----
TOTAL SECURITIES LENDING COLLATERAL ...............................                      39,888,239          3.8%
                                                                                     --------------        -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $991,143,198) ............................................                  $1,078,648,723        103.4%
                                                                                     ==============        =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                       ------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------

Common Stocks
   Australia .......................   $  2,274,046   $ 55,146,957     --      $  57,421,003
   Austria .........................         11,381      3,439,730     --          3,451,111
   Belgium .........................      1,359,640      6,956,994     --          8,316,634
   Brazil ..........................     21,778,445             --     --         21,778,445
   Canada ..........................     91,070,433         56,096     --         91,126,529
   Chile ...........................      5,762,628             --     --          5,762,628
   China ...........................      8,948,025     37,921,404     --         46,869,429
   Colombia ........................        212,682             --     --            212,682
   Czech Republic ..................             --      1,008,605     --          1,008,605
   Denmark .........................        337,184      5,987,249     --          6,324,433
   Egypt ...........................             --         56,197     --             56,197
   Finland .........................        208,596     10,745,700     --         10,954,296
   France ..........................      8,304,101     48,459,816     --         56,763,917
   Germany .........................      6,563,244     39,363,543     --         45,926,787
   Greece ..........................        390,697      2,381,506     --          2,772,203
   Hong Kong .......................         19,747     18,926,239     --         18,945,986
   Hungary .........................         55,008        842,820     --            897,828
   India ...........................      1,480,568     20,720,332     --         22,200,900
   Indonesia .......................        173,217      9,587,046     --          9,760,263
   Ireland .........................      1,242,049      3,392,355     --          4,634,404
   Israel ..........................   $  1,099,953   $  3,341,179     --      $   4,441,132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          VALUATION INPUTS
                                       ------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------------
                                         LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                       ------------   ------------   -------   --------------
   Italy ...........................      2,025,147     14,414,478     --          16,439,625
   Japan ...........................     12,293,258    144,127,593     --         156,420,851
   Malaysia ........................        125,196     10,046,353     --          10,171,549
   Mexico ..........................     11,267,113             --     --          11,267,113
   Netherlands .....................      6,070,966     11,273,628     --          17,344,594
   New Zealand .....................        112,015      2,103,921     --           2,215,936
   Norway ..........................        597,476      7,093,716     --           7,691,192
   Peru ............................        344,101             --     --             344,101
   Philippines .....................         55,540      3,496,884     --           3,552,424
   Poland ..........................             --      4,299,950     --           4,299,950
   Portugal ........................          3,169      2,806,395     --           2,809,564
   Russia ..........................        224,092      7,528,400     --           7,752,492
   Singapore .......................          5,314     12,023,919     --          12,029,233
   South Africa ....................      3,261,194     17,023,507     --          20,284,701
   South Korea .....................      4,326,516     39,701,853     --          44,028,369
   Spain ...........................      4,849,790     14,297,004     --          19,146,794
   Sweden ..........................      1,064,301     22,497,755     --          23,562,056
   Switzerland .....................      8,995,800     38,008,726     --          47,004,526
   Taiwan ..........................        294,464     33,159,176     --          33,453,640
   Thailand ........................      6,317,573             --     --           6,317,573
   Turkey ..........................         39,424      4,562,036     --           4,601,460
   United Kingdom ..................     46,288,359    106,705,221     --         152,993,580
   United States ...................         36,859             --     --              36,859
Preferred Stocks
   Brazil ..........................     14,382,486             --     --          14,382,486
   Chile ...........................         85,064             --     --              85,064
   Germany .........................             --        709,256     --             709,256
   Malaysia ........................             --         13,326     --              13,326
Rights/Warrants
   Australia .......................             --             84     --                  84
   Belgium .........................             15            117     --                 132
   Canada ..........................          1,940             --     --               1,940
   China ...........................             --             --     --                  --
   Hong Kong .......................             --         46,361     --              46,361
   Italy ...........................         80,459             --     --              80,459
   Norway ..........................             --             --     --                  --
   Singapore .......................          5,961            430     --               6,391
   South Korea .....................             --         34,003     --              34,003
   Taiwan ..........................             --          2,812     --               2,812
   Thailand ........................          4,376             --     --               4,376
   United Kingdom ..................             --            200     --                 200
Securities Lending Collateral ......             --     39,888,239     --          39,888,239
                                       ------------   ------------    ---      --------------
TOTAL ..............................   $274,449,612   $804,199,111     --      $1,078,648,723
                                       ============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             TAX-MANAGED
                                                           U.S. MARKETWIDE     TAX-MANAGED       TAX-MANAGED        TAX-MANAGED
                                                                VALUE          U.S. EQUITY   U.S. TARGETED VALUE   U.S. SMALL CAP
                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                           ---------------    ------------   -------------------   --------------
ASSETS:
Investments in Affiliated Investment Company at
   Value ...............................................    $  2,063,422                --                 --                  --
Investments at Value (including $0, $103,262, $391,153
   and $262,696 of securities on loan, respectively) ...              --      $  1,356,869       $  2,178,929        $  1,208,280
Temporary Cash Investments at Value & Cost .............              --             4,438             10,592               3,783
Collateral Received from Securities on Loan at Value &
   Cost ................................................              --             1,053              1,246               2,973
Affiliated Collateral Received from Securities on Loan
   at Value & Cost .....................................              --           104,898            401,453             267,536
Receivables:
   Investment Securities Sold/Affiliated Investment
      Company Sold .....................................              --                32              1,652                 397
   Dividends and Interest ..............................              --             1,418                535                 332
   Securities Lending Income ...........................              --                44                204                 174
   Fund Shares Sold ....................................           1,367             2,380                980                 791
Prepaid Expenses and Other Assets ......................              32                43                 23                  27
                                                            ------------      ------------       ------------        ------------
      Total Assets .....................................       2,064,821         1,471,175          2,595,614           1,484,293
                                                            ------------      ------------       ------------        ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ....................              --           105,951            402,699             270,509
   Investment Securities Purchased/Affiliated
      Investment Company Purchased .....................             432                19                 16                  --
   Fund Shares Redeemed ................................             935               810              1,003                 946
   Due to Advisor ......................................             245               210                720                 476
Accrued Expenses and Other Liabilities .................              90               117                121                  77
                                                            ------------      ------------       ------------        ------------
      Total Liabilities ................................           1,702           107,107            404,559             272,008
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,063,119      $  1,364,068       $  2,191,055        $  1,212,285
                                                            ============      ============       ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ................     143,056,985       101,178,996        109,430,012          54,931,453
                                                            ============      ============       ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE ...........................................    $      14.42      $      13.48       $      20.02        $      22.07
                                                            ============      ============       ============        ============
Investments in Affiliated Investment Company at
   Cost ................................................    $  1,826,833      $         --       $         --        $         --
                                                            ------------      ------------       ------------        ============
Investments at Cost ....................................    $         --      $    919,221       $  1,875,607        $    890,489
                                                            ------------      ------------       ------------        ============
NET ASSETS CONSIST OF:
Paid-In Capital ........................................    $  2,008,112      $  1,386,327       $  1,934,955        $  1,028,653
Undistributed Net Investment Income (Distributions in
   Excess of Net Investment Income) ....................           5,375             3,356              2,021               1,302
Accumulated Net Realized Gain (Loss) ...................        (186,957)         (463,263)           (49,243)           (135,461)
Net Unrealized Appreciation (Depreciation) .............         236,589           437,648            303,322             317,791
                                                            ------------      ------------       ------------        ------------
NET ASSETS .............................................    $  2,063,119      $  1,364,068       $  2,191,055        $  1,212,285
                                                            ============      ============       ============        ============
(1) NUMBER OF SHARES AUTHORIZED ........................     700,000,000       500,000,000        700,000,000         500,000,000
                                                            ============      ============       ============        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                T.A. U.S.         TAX-MANAGED       T.A. WORLD
                                                                                  CORE         DFA INTERNATIONAL   EX U.S. CORE
                                                                                EQUITY 2             VALUE            EQUITY
                                                                                PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                             --------------    -----------------   ------------
ASSETS:
Investments at Value (including $326,870, $22,032 and $36,940 of
  securities on loan, respectively) ......................................   $    2,428,929      $  1,829,347      $  1,038,760
Temporary Cash Investments at Value & Cost ...............................            1,156                --                --
Collateral Received from Securities on Loan at Value & Cost ..............           15,429             2,449             5,899
Affiliated Collateral Received from Securities on Loan at Value & Cost ...          320,099            21,240            33,989
Foreign Currencies at Value ..............................................               --             2,000             9,291
Cash .....................................................................               --             4,294             4,923
Receivables:
   Investment Securities Sold ............................................              496             2,640             1,155
   Dividends, Interest and Tax Reclaims ..................................            2,045             6,180             2,508
   Securities Lending Income .............................................              174                20                51
   Fund Shares Sold ......................................................            1,572             2,395               866
Unrealized Gain on Foreign Currency Contracts ............................               --                --                35
Prepaid Expenses and Other Assets ........................................               30                40                 7
                                                                             --------------      ------------      ------------
      Total Assets .......................................................        2,769,930         1,870,605         1,097,484
                                                                             --------------      ------------      ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ......................................          335,528            23,689            39,888
   Investment Securities Purchased .......................................               22             1,595            13,636
   Fund Shares Redeemed ..................................................              926               863               361
   Due to Advisor ........................................................              424               741               333
Unrealized Loss on Foreign Currency Contracts ............................               --                16               159
Accrued Expenses and Other Liabilities ...................................              158               205               126
                                                                             --------------      ------------      ------------
      Total Liabilities ..................................................          337,058            27,109            54,503
                                                                             --------------      ------------      ------------
NET ASSETS ...............................................................   $    2,432,872      $  1,843,496      $  1,042,981
                                                                             ==============      ============      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1) ..................................      281,753,654       141,906,750       124,360,989
                                                                             ==============      ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .................   $         8.63      $      12.99      $       8.39
                                                                             ==============      ============      ============
Investments at Cost ......................................................   $    2,022,326      $  1,901,351      $    951,255
                                                                             --------------      ------------      ------------
Foreign Currencies at Cost ...............................................   $           --      $      1,988      $      9,183
                                                                             --------------      ------------      ------------
NET ASSETS CONSIST OF:
Paid-In Capital ..........................................................   $    2,040,600      $  1,940,435      $    954,193
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income) ....................................................            4,481             7,201             3,526
Accumulated Net Realized Gain (Loss) .....................................          (18,812)          (32,017)           (2,416)
Net Unrealized Foreign Exchange Gain (Loss) ..............................               --              (131)               65
Net Unrealized Appreciation (Depreciation) ...............................          406,603           (71,992)           87,613
                                                                             --------------      ------------      ------------
NET ASSETS ...............................................................   $    2,432,872      $  1,843,496      $  1,042,981
                                                                             ==============      ============      ============
(1) NUMBER OF SHARES AUTHORIZED ..........................................    1,000,000,000       700,000,000       500,000,000
                                                                             ==============      ============      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                    TAX-MANAGED
                                                                  U.S. MARKETWIDE   TAX-MANAGED       TAX-MANAGED
                                                                       VALUE        U.S. EQUITY   U.S. TARGETED VALUE
                                                                    PORTFOLIO*      PORTFOLIO**        PORTFOLIO
                                                                  ---------------   -----------   -------------------
INVESTMENT INCOME
   Dividends ..................................................      $ 37,399         $26,012          $ 24,447
   Interest ...................................................             9               6                10
   Income from Securities Lending .............................         1,261             373             1,436
   Expenses Allocated from Affiliated Investment Company ......        (4,588)           (307)               --
                                                                     --------         -------          --------
         Total Investment Income ..............................        34,081          26,084            25,893
                                                                     --------         -------          --------
EXPENSES
   Investment Advisory Services Fees ..........................            --             476             9,876
   Administrative Services Fees ...............................         3,173           2,112                --
   Accounting & Transfer Agent Fees ...........................            38             124               268
   Custodian Fees .............................................            --              29                48
   Filing Fees ................................................            56              45                49
   Shareholders' Reports ......................................            48              35                53
   Directors'/Trustees' Fees & Expenses .......................            19              14                21
   Professional Fees ..........................................            22              36                55
   Other ......................................................            18              20                35
                                                                     --------         -------          --------
         Total Expenses .......................................         3,374           2,891            10,405
                                                                     --------         -------          --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived
      Fees Recovered by Advisor (Note C) ......................            --            (100)               --
                                                                     --------         -------          --------
   Net Expenses ...............................................         3,374           2,791            10,405
                                                                     --------         -------          --------
   NET INVESTMENT INCOME (LOSS) ...............................        30,707          23,293            15,488
                                                                     --------         -------          --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold...............................        55,401          16,560           163,018
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities ...................................        29,854          57,130           (52,059)
                                                                     --------         -------          --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ....................        85,255          73,690           110,959
                                                                     --------         -------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................      $115,962         $96,983          $126,447
                                                                     ========         =======          ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** For the period November 1, 2010 through February 27, 2011, Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                            T.A. U.S.      TAX-MANAGED      T.A. WORLD
                                                            TAX-MANAGED       CORE      DFA INTERNATIONAL     EX U.S.
                                                           U.S. SMALL CAP   EQUITY 2          VALUE         CORE EQUITY
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           --------------   ---------   -----------------   -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
      $5,777 and $2,851, respectively) .................      $13,138       $ 37,203        $  70,667        $  33,146
   Interest ............................................            6             12                8                5
   Income from Securities Lending ......................        1,552          1,559            1,492              826
                                                              -------       --------        ---------        ---------
         Total Investment Income .......................       14,696         38,774           72,167           33,977
                                                              -------       --------        ---------        ---------
EXPENSES
   Investment Advisory Services Fees ...................        6,299          5,231            9,737            4,366
   Accounting & Transfer Agent Fees ....................          153            268              230              139
   Custodian Fees ......................................           46             60              483              577
   Filing Fees .........................................           43            104               88               51
   Shareholders' Reports ...............................           33             39               50               24
   Directors'/Trustees' Fees & Expenses ................           11             20               17                9
   Professional Fees ...................................           30             55               63               37
   Other ...............................................           24             37               40               30
                                                              -------       --------        ---------        ---------
         Total Expenses ................................        6,639          5,814           10,708            5,233
                                                              -------       --------        ---------        ---------
   Fees Paid Indirectly ................................           --             --               (1)              (1)
                                                              -------       --------        ---------        ---------
   Net Expenses ........................................        6,639          5,814           10,707            5,232
                                                              -------       --------        ---------        ---------
   NET INVESTMENT INCOME (LOSS) ........................        8,057         32,960           61,460           28,745
                                                              -------       --------        ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold .......................       86,099         20,516           68,397            3,859
      Foreign Currency Transactions ....................           --             --              460**           (131)**
   Change in Unrealized Appreciation (Depreciation)
     of:
      Investment Securities and Foreign Currency .......        5,490         80,826         (282,899)        (128,674)
      Translation of Foreign Currency Denominated
         Amounts .......................................           --             --             (385)              (3)
   Change in Deferred Thailand Capital Gains Tax .......           --             --               --              316
                                                              -------       --------        ---------        ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .............       91,589        101,342         (214,427)        (124,633)
                                                              -------       --------        ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................      $99,646       $134,302        $(152,967)       $ (95,888)
                                                              =======       ========        =========        =========

----------
** Net of foreign capital gain taxes withheld of $2 and $71, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           TAX-MANAGED             TAX-MANAGED             TAX-MANAGED             TAX-MANAGED
                                         U.S. MARKETWIDE           U.S. EQUITY            U.S. TARGETED          U.S. SMALL CAP
                                         VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO            PORTFOLIO
                                     ----------------------  ----------------------  ----------------------  ----------------------
                                        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                        2011        2010        2011        2010        2011        2010        2011        2010
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .... $   30,707  $   22,147  $   23,293  $   20,760  $   15,488  $   12,550  $    8,057  $    6,195
   Net Realized Gain (Loss) on:
      Investment Securities
         Sold/ Affiliated Investment
         Companies Sold ............     55,401      46,870      16,560      15,809     163,018      56,917      86,099      10,163
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities/
         Affiliated Investment
         Companies .................     29,854     259,723      57,130     166,587     (52,059)    413,304       5,490     232,642
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease) in
         Net Assets Resulting from
         Operations ................    115,962     328,740      96,983     203,156     126,447     482,771      99,646     249,000
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income ...........    (29,356)    (21,400)    (22,909)    (20,546)    (15,344)    (11,978)     (7,826)     (5,779)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total Distributions .........    (29,356)    (21,400)    (22,909)    (20,546)    (15,344)    (11,978)     (7,826)     (5,779)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued ...................    424,803     286,942     267,973     166,739     369,513     328,291     189,668     130,939
   Shares Issued in Lieu of Cash
     Distributions ................      28,526      20,721      20,568      18,269      15,175      11,860       7,626       5,630
   Shares Redeemed .................   (373,757)   (336,318)   (284,783)   (222,831)   (450,282)   (365,741)   (218,323)   (195,441)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease)
         from Capital Share
         Transactions ..............     79,572     (28,655)      3,758     (37,823)    (65,594)    (25,590)    (21,029)    (58,872)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total Increase (Decrease)
         in Net Assets .............    166,178     278,685      77,832     144,787      45,509     445,203      70,791     184,349
NET ASSETS
   Beginning of Period .............  1,896,941   1,618,256   1,286,236   1,141,449   2,145,546   1,700,343   1,141,494     957,145
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   End of Period ................... $2,063,119  $1,896,941  $1,364,068  $1,286,236  $2,191,055  $2,145,546  $1,212,285  $1,141,494
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ...................     28,609      22,307      19,801      14,029      17,877      18,930       8,418       7,077
   Shares Issued in Lieu of Cash
      Distributions ................      1,941       1,652       1,533       1,572         743         718         342         316
   Shares Redeemed .................    (25,136)    (25,704)    (21,432)    (18,671)    (21,598)    (20,863)     (9,600)    (10,485)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net Increase (Decrease)
         from Shares Issued and
         Redeemed ..................      5,414      (1,745)        (98)     (3,070)     (2,978)     (1,215)       (840)     (3,092)
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
   (DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME) .............. $    5,375  $    4,075  $    3,356  $    2,970  $    2,021  $    1,994  $    1,302  $    1,284

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            T.A. WORLD
                                                           T.A. U.S.              TAX-MANAGED                EX U.S.
                                                         CORE EQUITY 2         DFA INTERNATIONAL           CORE EQUITY
                                                           PORTFOLIO            VALUE PORTFOLIO             PORTFOLIO
                                                    ----------------------  -----------------------  -----------------------
                                                       YEAR        YEAR         YEAR        YEAR         YEAR         YEAR
                                                      ENDED       ENDED        ENDED       ENDED        ENDED        ENDED
                                                     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                       2011        2010         2011        2010         2011         2010
                                                    ----------  ----------  ----------   ----------  ----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) ................... $   32,960  $   25,652  $   61,460   $   38,536  $   28,745    $  15,946
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................     20,516      10,530      68,397       70,344       3,859        6,739
      Foreign Currency Transactions ...............         --          --         460**       (238)       (131)**      (150)**
   Change in Unrealized Appreciation
      (Depreciation) of:
      Investment Securities and Foreign
         Currency .................................     80,826     294,945    (282,899)      62,443    (128,674)     107,287
      Translation of Foreign Currency Denominated
      Amounts .....................................         --          --        (385)         180          (3)          43
   Change in Deferred Thailand Capital Gains
      Tax .........................................         --          --          --           --         316         (215)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations ................    134,302     331,127    (152,967)     171,265     (95,888)     129,650
                                                    ----------  ----------  ----------   ----------  ----------    ---------
Distributions From:
   Net Investment Income ..........................    (31,850)    (24,397)    (59,500)     (37,438)    (27,820)     (14,761)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Total Distributions .........................   (31,850)    (24,397)    (59,500)     (37,438)    (27,820)     (14,761)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
Capital Share Transactions (1):
   Shares Issued ..................................    710,062     530,605     523,994      318,296     396,289      300,733
   Shares Issued in Lieu of Cash Distributions ....     31,390      24,091      58,085       36,536      26,989       14,432
   Shares Redeemed ................................   (425,616)   (291,728)   (360,119)    (292,490)   (223,588)    (131,783)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Net Increase (Decrease) from Capital
         Share Transactions .......................    315,836     262,968     221,960       62,342     199,690      183,382
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Total Increase (Decrease) in Net Assets .....   418,288     569,698       9,493      196,169      75,982      298,271
NET ASSETS
   Beginning of Period ............................  2,014,584   1,444,886   1,834,003    1,637,834     966,999      668,728
                                                    ----------  ----------  ----------   ----------  ----------    ---------
   End of Period .................................. $2,432,872  $2,014,584  $1,843,496   $1,834,003  $1,042,981    $ 966,999
                                                    ==========  ==========  ==========   ==========  ==========    =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ..................................     80,649      69,805      37,445       23,586      42,686       35,502
   Shares Issued in Lieu of Cash Distributions ....      3,600       3,256       3,994        2,937       2,902        1,825
   Shares Redeemed ................................    (48,716)    (38,265)    (25,779)     (21,720)    (25,134)     (15,667)
                                                    ----------  ----------  ----------   ----------  ----------    ---------
      Net Increase (Decrease) from Shares
         Issued and Redeemed ......................     35,533      34,796      15,660        4,803      20,454       21,660
                                                    ==========  ==========  ==========   ==========  ==========    =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
   IN EXCESS OF NET INVESTMENT INCOME) ............ $    4,481  $    4,309  $    7,201   $    5,112  $    3,526    $   3,381

----------
** Net of foreign capital gain taxes withheld of $2, $71 and $85, respectively.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                    YEAR           YEAR          YEAR         PERIOD               YEAR           YEAR
                                    ENDED         ENDED         ENDED         DEC. 1,             ENDED          ENDED
                                  OCT. 31,       OCT. 31,      OCT. 31,       2007 TO            NOV. 30,      NOV. 30,
                                    2011           2010          2009      OCT. 31, 2008          2007           2006
                                 ----------     ---------     ---------    -------------       ----------     ----------
Net Asset Value,
   Beginning of Period .......   $    13.78     $   11.61     $   10.59    $       17.51       $    17.67     $    15.26
                                 ----------     ---------     ---------    --------------      ----------     ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A)  ............         0.22          0.16          0.21             0.27             0.27           0.24
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ........         0.63          2.17          1.06            (6.66)           (0.16)          2.39
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total from Investment
         Operations ..........         0.85          2.33          1.27            (6.39)            0.11           2.63
                                 ----------     ---------     ---------    --------------      ----------     ----------
Less Distributions
   Net Investment Income .....        (0.21)        (0.16)        (0.25)           (0.29)           (0.27)         (0.22)
   Net Realized Gains  .......           --            --            --            (0.24)              --             --
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total Distributions ....        (0.21)        (0.16)        (0.25)           (0.53)           (0.27)         (0.22)
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Asset Value, End of
   Period ....................   $    14.42     $   13.78     $   11.61    $       10.59       $    17.51     $    17.67
                                 ==========     =========     =========    ==============      ==========     ==========
Total Return .................         6.15%        20.17%        12.54%          (37.53)%(C)        0.54%         17.45%
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Assets, End of Period
   (thousands) ...............   $2,063,119     $1,896,94     $1,618,25    $    1,576,75       $2,747,843     $2,505,779
Ratio of Expenses to
   Average Net Assets ........         0.38%(D)      0.38%(D)     0.40%(D)          0.38%(B)(D)      0.37%(D)       0.38%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees) ...         0.38%(D)      0.38%(D)      0.40%(D)         0.38%(B)(D)      0.37%(D)       0.38%(D)
Ratio of Net Investment
   Income to Average Net
   Assets ....................          1.45%         1.24%         2.07%           1.93%(B)         1.45%          1.47%
Portfolio Turnover Rate ......          N/A           N/A           N/A              N/A              N/A            N/A

                                                            TAX-MANAGED U.S. EQUITY PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                    YEAR          YEAR           YEAR         PERIOD               YEAR          YEAR
                                    ENDED         ENDED         ENDED         DEC. 1,             ENDED          ENDED
                                  OCT. 31,      OCT. 31,       OCT. 31,      2007 TO             NOV. 30,       NOV. 30,
                                     2011         2010           2009      OCT. 31, 2008           2007          2006
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Asset Value,
   Beginning of Period .......   $    12.70    $    10.94     $   10.36    $       15.57        $   14.75     $    13.26
                                 ----------     ---------     ---------    --------------      ----------     ----------
Income from Investment
   Operations
   Net Investment Income
      (Loss) (A) .............         0.23          0.20          0.22             0.23             0.25           0.21
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized) ........         0.77          1.76          0.60            (5.19)            0.81           1.47
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total from Investment
         Operations ..........         1.00          1.96          0.82            (4.96)            1.06           1.68
                                 ----------     ---------     ---------    --------------      ----------     ----------
Less Distributions
   Net Investment Income .....        (0.22)        (0.20)        (0.24)           (0.25)           (0.24)         (0.19)
   Net Realized Gains ........           --            --            --               --               --             --
                                 ----------     ---------     ---------    --------------      ----------     ----------
      Total Distributions ....        (0.22)        (0.20)        (0.24)           (0.25)           (0.24)         (0.19)
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Asset Value, End of
   Period ....................   $    13.48    $    12.70     $   10.94    $       10.36        $   15.57     $    14.75
                                 ==========     =========     =========    ==============      ==========     ==========
Total Return .................         7.92%        18.10%         8.30%          (32.30)%(C)        7.23%         12.84%
                                 ----------     ---------     ---------    --------------      ----------     ----------
Net Assets, End of Period
   (thousands) ...............   $1,364,068    $1,286,236     $1,141,44    $    1,268,330       $1,823,81     $1,487,611
Ratio of Expenses to
   Average Net Assets ........         0.22%**       0.22%(D)     0.22%(D)          0.22%(B)(D)      0.22%(D)       0.23%(D)
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived Fees) ...         0.23%**       0.23%(D)      0.26%(D)         0.23%(B)(D)      0.23%(D)       0.24%(D)
Ratio of Net Investment
   Income to Average Net
   Assets ....................         1.65%         1.70%         2.24%            1.76%(B)         1.59%          1.55%
Portfolio Turnover Rate ......           11%*         N/A           N/A              N/A              N/A            N/A

----------
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series. See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                             -------------------------------------------------------------------------------
                                                YEAR         YEAR         YEAR         PERIOD           YEAR         YEAR
                                               ENDED        ENDED        ENDED         DEC. 1,          ENDED       ENDED
                                              OCT. 31,     OCT. 31,     OCT. 31,       2007 TO        NOV. 30,     NOV. 30,
                                                2011         2010         2009      OCT. 31, 2008       2007         2006
                                             ----------   ----------   ----------   -------------    ----------   ----------
Net Asset Value, Beginning of Period .....   $    19.09   $    14.96   $    14.41    $    23.09      $    27.39   $    25.60
                                             ----------   ----------   ----------    ----------      ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ......         0.14         0.11         0.14          0.20            0.25         0.22
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ..........         0.93         4.13         0.60         (7.29)          (1.87)        3.90
                                             ----------   ----------   ----------    ----------      ----------   ----------
      Total from Investment
         Operations ......................         1.07         4.24         0.74         (7.09)          (1.62)        4.12
                                             ----------   ----------   ----------    ----------      ----------   ----------
Less Distributions
   Net Investment Income .................        (0.14)       (0.11)       (0.19)        (0.18)          (0.24)       (0.19)
   Net Realized Gains ....................           --           --           --         (1.41)          (2.44)       (2.14)
                                             ----------   ----------   ----------    ----------      ----------   ----------
      Total Distributions ................        (0.14)       (0.11)       (0.19)        (1.59)          (2.68)       (2.33)
                                             ----------   ----------   ----------    ----------      ----------   ----------
Net Asset Value, End of Period ...........   $    20.02   $    19.09   $    14.96    $    14.41      $    23.09   $    27.39
                                             ==========   ==========   ==========    ==========      ==========   ==========
Total Return .............................         5.58%       28.43%        5.41%       (32.85)%(C)      (6.58)%      17.70%
                                             ----------   ----------   ----------    ----------      ----------   ----------
Net Assets, End of Period
   (thousands) ...........................   $2,191,055   $2,145,546   $1,700,343    $1,662,774      $2,905,694   $3,203,763
Ratio of Expenses to Average Net
   Assets ................................         0.44%        0.45%        0.47%         0.45%(B)        0.47%        0.53%
Ratio of Net Investment Income to
   Average Net Assets ....................         0.66%        0.63%        1.04%         1.07%(B)        0.98%        0.85%
Portfolio Turnover Rate ..................           21%          26%          34%           40%(C)          28%          35%

                                                                   TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                             ----------------------------------------------------------------------------
                                                YEAR         YEAR        YEAR        PERIOD          YEAR         YEAR
                                                ENDED       ENDED        ENDED       DEC. 1,         ENDED        ENDED
                                              OCT. 31,     OCT. 31,    OCT. 31,      2007 TO       NOV. 30,     NOV. 30,
                                                2011         2010        2009     OCT. 31, 2008      2007         2006
                                             ----------   ----------   --------   -------------   ----------   ----------
Net Asset Value, Beginning of Period .....   $    20.47   $    16.26   $  15.83   $    25.86      $    26.27   $    22.95
                                             ----------   ----------   --------   ----------      ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ......         0.15         0.11       0.13         0.19            0.18         0.10
   Net Gains (Losses) on Securities
      (Realized and Unrealized) ..........         1.59         4.20       0.47        (7.87)          (0.42)        3.30
                                             ----------   ----------   --------   ----------      ----------   ----------
      Total from Investment
         Operations ......................         1.74         4.31       0.60        (7.68)          (0.24)        3.40
                                             ----------   ----------   --------   ----------      ----------   ----------
Less Distributions
   Net Investment Income .................        (0.14)       (0.10)     (0.17)       (0.18)          (0.17)       (0.08)
   Net Realized Gains ....................           --           --         --        (2.17)             --           --
                                             ----------   ----------   --------   ----------      ----------   ----------
      Total Distributions ................        (0.14)       (0.10)     (0.17)       (2.35)          (0.17)       (0.08)
                                             ----------   ----------   --------   ----------      ----------   ----------
Net Asset Value, End of Period ...........   $    22.07   $    20.47   $  16.26   $    15.83      $    25.86   $    26.27
                                             ==========   ==========   ========   ==========      ==========   ==========
Total Return .............................         8.50%       26.61%      3.98%      (32.53)%(C)      (0.94)%      14.88%
                                             ----------   ----------   --------   ----------      ----------   ----------
Net Assets, End of Period
   (thousands) ...........................   $1,212,285   $1,141,494   $957,145   $1,077,395      $1,779,245   $1,653,038
Ratio of Expenses to Average Net
   Assets ................................         0.53%        0.53%      0.55%        0.53%(B)        0.53%        0.53%
Ratio of Net Investment Income to
   Average Net Assets ....................         0.64%        0.58%      0.88%        0.98%(B)        0.65%        0.41%
Portfolio Turnover Rate ..................           22%          27%        28%          39%(C)          31%          22%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                                   ---------------------------------------------------------------
                                                                                           PERIOD         PERIOD
                                                      YEAR          YEAR        YEAR       DEC. 1,        OCT. 4,
                                                     ENDED         ENDED       ENDED       2007 TO      2007(a) TO
                                                    OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,       NOV. 30,
                                                      2011          2010         2009        2008          2007
                                                   ----------   ----------   ----------   --------      ----------
Net Asset Value, Beginning of Period ...........   $     8.18   $     6.83   $     6.31   $   9.40       $  10.00
                                                   ----------   ----------   ----------   --------       --------
Income from Investment Operations
   Net Investment Income (Loss) (A) ............         0.12         0.11         0.11       0.13           0.02
   Net Gains (Losses) on Securities (Realized
      and Unrealized) ..........................         0.45         1.35         0.52      (3.12)         (0.62)
                                                   ----------   ----------   ----------   --------       --------
      Total from Investment Operations .........         0.57         1.46         0.63      (2.99)         (0.60)
                                                   ----------   ----------   ----------   --------       --------
Less Distributions
   Net Investment Income .......................        (0.12)       (0.11)       (0.11)     (0.10)            --
   Net Realized Gains ..........................           --           --           --         --             --
                                                   ----------   ----------   ----------   --------       --------
      Total Distributions ......................        (0.12)       (0.11)       (0.11)     (0.10)            --
                                                   ----------   ----------   ----------   --------       --------
Net Asset Value, End of Period .................   $     8.63   $     8.18   $     6.83   $   6.31       $   9.40
                                                   ==========   ==========   ==========   ========       ========
Total Return ...................................         6.97%       21.49%       10.28%    (32.16)%(C)     (6.00)%(C)
                                                   ----------   ----------   ----------   --------       --------
Net Assets, End of Period (thousands) ..........   $2,432,872   $2,014,584   $1,444,886   $585,165       $106,507
Ratio of Expenses to Average Net Assets ........         0.24%        0.25%        0.28%      0.29%(B)       0.30%(B)(E)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid Indirectly) .......         0.24%        0.25%        0.28%      0.29%(B)       0.60%(B)(E)
Ratio of Net Investment Income to Average Net
   Assets ......................................         1.39%        1.45%        1.82%      1.75%(B)       2.09%(B)(E)
Portfolio Turnover Rate ........................            6%           5%           5%         9%(C)          0%(C)

                                                                           TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                                   -------------------------------------------------------------------------------

                                                      YEAR         YEAR         YEAR         PERIOD           YEAR         YEAR
                                                     ENDED         ENDED       ENDED         DEC. 1,          ENDED       ENDED
                                                    OCT. 31,      OCT. 31,    OCT. 31,      2007 TO        NOV. 30,     NOV. 30,
                                                      2011         2010         2009      OCT. 31, 2008        2007        2006
                                                   ----------   ----------   ----------   -------------    ----------   ----------
Net Asset Value, Beginning of Period ...........   $    14.53   $    13.49   $    10.55    $    21.91      $    19.96   $    15.51
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Income from Investment Operations
   Net Investment Income (Loss) (A) ............         0.46         0.31         0.32          0.59            0.59         0.54
   Net Gains (Losses) on Securities (Realized
      and Unrealized) ..........................        (1.55)        1.03         3.00         (9.60)           2.76         4.71
                                                   ----------   ----------   ----------    ----------      ----------   ----------
      Total from Investment Operations .........        (1.09)        1.34         3.32         (9.01)           3.35         5.25
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Less Distributions
   Net Investment Income .......................        (0.45)       (0.30)       (0.38)        (0.64)          (0.48)       (0.59)
   Net Realized Gains ..........................           --           --           --         (1.71)          (0.92)       (0.21)
                                                   ----------   ----------   ----------    ----------      ----------   ----------
      Total Distributions ......................        (0.45)       (0.30)       (0.38)        (2.35)          (1.40)       (0.80)
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Net Asset Value, End of Period .................   $    12.99   $    14.53   $    13.49    $    10.55      $    21.91   $    19.96
                                                   ==========   ==========   ==========    ==========      ==========   ==========
Total Return ...................................        (7.81)%      10.34%       32.27%       (45.58)%(C)      17.51%       35.01%
                                                   ----------   ----------   ----------    ----------      ----------   ----------
Net Assets, End of Period (thousands) ..........   $1,843,496   $1,834,003   $1,637,834    $1,393,229      $2,859,270   $2,370,683
Ratio of Expenses to Average Net Assets ........         0.55%        0.55%        0.56%         0.54%(B)        0.54%        0.54%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid Indirectly) .......         0.55%        0.55%        0.56%         0.54%(B)        0.54%        0.54%
Ratio of Net Investment Income to Average Net
   Assets ......................................         3.16%        2.29%        2.92%         3.76%(B)        2.77%        3.04%
Portfolio Turnover Rate ........................           16%          28%          24%           24%(C)          20%          13%

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          T.A WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                    -----------------------------------------------------
                                                                                                              PERIOD
                                                                                                             MARCH 6,
                                                                       YEAR          YEAR        YEAR        2008(a)
                                                                       ENDED        ENDED       ENDED           TO
                                                                     OCT. 31,      OCT. 31,    OCT. 31,      OCT. 31,
                                                                       2011          2010        2009           2008
                                                                    ----------    ----------   --------   ---------------
Net Asset Value, Beginning of Period ............................   $     9.31     $   8.13    $   5.85   $  10.00
                                                                    ----------     --------    --------   --------
Income from Investment Operations
   Net Investment Income (Loss) (A) .............................         0.25         0.17        0.16       0.15
   Net Gains (Losses) on Securities (Realized and Unrealized) ...        (0.93)        1.17        2.27      (4.15)
                                                                    ----------     --------    --------   --------
      Total from Investment Operations ..........................        (0.68)        1.34        2.43      (4.00)
                                                                    ----------     --------    --------   --------
Less Distributions
   Net Investment Income ........................................        (0.24)       (0.16)      (0.15)     (0.15)
                                                                    ----------     --------    --------   --------
      Total Distributions .......................................        (0.24)       (0.16)      (0.15)     (0.15)
                                                                    ----------     --------    --------   --------
Net Asset Value, End of Period ..................................   $     8.39     $   9.31    $   8.13   $   5.85
                                                                    ==========     ========    ========   ========
Total Return ....................................................        (7.55)%      16.78%      42.13%    (40.61)%(C)
                                                                    ----------     --------    --------   --------
Net Assets, End of Period (thousands) ...........................   $1,042,981     $966,999    $668,728   $228,318
Ratio of Expenses to Average Net Assets .........................         0.48%        0.48%       0.54%      0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
   and Assumption of Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid Indirectly) ........................         0.48%        0.48%       0.51%      0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets ............         2.63%        2.00%       2.38%      3.27%(B)(E)
Portfolio Turnover Rate .........................................            5%           2%          5%         2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, seven of which (the "Portfolios") are included in this section of the report. The remaining fifty-three portfolios are presented in separate reports.

     Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, Tax-Managed U.S. Marketwide Value Portfolio owned 71% of its Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

     Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

     Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series. At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from The Tax-Managed U.S. Equity Series in a complete liquidation of its interest in the Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

     Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

     A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

     The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

     T.A. World ex U.S. Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the year ended October 31, 2011, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                    ADMINISTRATIVE      ADVISORY
                                                     SERVICES FEES   SERVICES FEES
                                                    --------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio .....        0.15%             --
Tax-Managed U.S. Equity Portfolio* ..............        0.15%           0.05%
Tax-Managed U.S. Targeted Value Portfolio .......          --            0.42%
Tax-Managed U.S. Small Cap Portfolio ............          --            0.50%
T.A. U.S. Core Equity 2 Portfolio ...............          --            0.22%
Tax-Managed DFA International Value Portfolio ...          --            0.50%
T.A. World ex U.S. Core Equity Portfolio ........          --            0.40%

* Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio no longer invests substantially all of its assets in The Tax-Managed U.S. Equity Series. Instead, Tax-Managed U.S. Equity Portfolio's assets are managed directly in accordance with its investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of Tax-Managed U.S. Equity Portfolio, and Dimensional, which previously was the manager of The Tax-Managed U.S. Equity Series' assets. The investment advisory fee paid by Tax-Managed U.S. Equity Portfolio is identical to the advisory fee that was charged to The Tax-Managed U.S. Equity Series.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios listed are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    PREVIOUSLY
                                                                 RECOVERY          WAIVED FEES/
                                                               OF PREVIOUSLY     EXPENSES ASSUMED
                                                   EXPENSE     WAIVED FEES/     SUBJECT TO FUTURE
                                                    LIMITS   EXPENSES ASSUMED        RECOVERY
                                                   -------   ----------------   -----------------
Tax-Managed U.S. Equity Portfolio (1) ..........    0.22%           --                 $618
T.A. U.S. Core Equity 2 Portfolio (2) ..........    0.30%           --                   --
T.A. World ex U.S. Core Equity Portfolio (3) ...    0.60%           --                   --

(1) The Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's ordinary operating expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recover will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

EARNED INCOME CREDIT:

     In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                      FEES PAID
                                                     INDIRECTLY
                                                     ----------
Tax-Managed DFA International Value Portfolio ...        $1
T.A. World ex U.S. Core Equity Portfolio ........         1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid to the CCO by the Fund were $221 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio ......   $49
Tax-Managed U.S. Equity Portfolio ................    74
Tax-Managed U.S. Targeted Value Portfolio ........    52
Tax-Managed U.S. Small Cap Portfolio .............    30
T.A. U.S. Core Equity 2 Portfolio ................    40
Tax-Managed DFA International Value Portfolio ....    47
T.A. World ex U.S. Core Equity Portfolio .........    18

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    PURCHASES    SALES
                                                    ---------   --------
Tax-Managed U.S. Equity Portfolio* ..............   $154,265    $152,510
Tax-Managed U.S. Targeted Value Portfolio .......    501,032     572,142
Tax-Managed U.S. Small Cap Portfolio ............    281,304     304,459
T.A. U.S. Core Equity 2 Portfolio ...............    458,069     146,397
Tax-Managed DFA International Value Portfolio ...    525,728     304,605
T.A. World ex U.S. Core Equity Portfolio ........    252,707      55,219

* For the period February 28, 2011 through October 31, 2011, during which the Portfolio invested directly in securities.

     There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net realized foreign currency gains/(losses), realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and the distribution of assets and liabilities by a partnership in complete liquidation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       INCREASE         INCREASE
                                                                      (DECREASE)       (DECREASE)
                                                     INCREASE       UNDISTRIBUTED     ACCUMULATED
                                                    (DECREASE)      NET INVESTMENT    NET REALIZED
                                                  PAID-IN CAPITAL       INCOME       GAINS (LOSSES)
                                                  ---------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio ...         --               $(51)            $51

                                                                         INCREASE         INCREASE
                                                                        (DECREASE)       (DECREASE)
                                                       INCREASE       UNDISTRIBUTED     ACCUMULATED
                                                      (DECREASE)      NET INVESTMENT    NET REALIZED
                                                    PAID-IN CAPITAL       INCOME       GAINS (LOSSES)
                                                    ---------------   --------------   --------------
Tax Managed U.S. Equity Portfolio ...............       $1,248            $   2           $(1,250)
Tax-Managed U.S. Targeted Value Portfolio .......           --             (117)              117
Tax Managed U.S. Small Cap Portfolio ............           --             (213)              213
T.A. U.S. Core Equity 2 Portfolio ...............          934             (938)                4
Tax-Managed DFA International Value Portfolio ...        1,630              129            (1,759)
T.A. World ex U.S. Core Equity Portfolio ........        1,100             (780)             (320)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                                 NET INVESTMENT
                                                   INCOME AND
                                                   SHORT-TERM      LONG-TERM
                                                 CAPITAL GAINS    CAPITAL GAIN    TOTAL
                                                 --------------   ------------   -------
Tax-Managed U.S. Marketwide Value Portfolio
2010 .........................................      $21,400            --        $21,400
2011 .........................................       29,356            --         29,356
Tax-Managed U.S. Equity Portfolio
2010 .........................................       20,546            --         20,546
2011 .........................................       22,909            --         22,909
Tax-Managed U.S. Targeted Value Portfolio
2010 .........................................       11,978            --         11,978
2011 .........................................       15,344            --         15,344
Tax-Managed U.S. Small Cap Portfolio
2010 .........................................        5,779            --          5,779
2011 .........................................        7,826            --          7,826
T.A. U.S. Core Equity 2 Portfolio
2010 .........................................       24,397            --         24,397
2011 .........................................       32,785            --         32,785
Tax-Managed DFA International Value Portfolio
2010 .........................................       37,438            --         37,438
2011 .........................................       61,130            --         61,130
T.A. World ex U.S. Core Equity Portfolio
2010 .........................................       14,786            --         14,786
2011 .........................................       28,920            --         28,920

     At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    NET INVESTMENT
                                                        INCOME
                                                    AND SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS    CAPITAL GAINS   TOTAL
                                                    --------------   -------------   ------
T.A. U.S. Core Equity 2 Portfolio ...............       $  935            --         $  935
Tax-Managed DFA International Value Portfolio ...        1,630            --          1,630
T.A. World ex U.S. Core Equity Portfolio ........        1,100            --          1,100

     At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    UNDISTRIBUTED                     TOTAL NET
                                                    NET INVESTMENT                  DISTRIBUTABLE
                                                      INCOME AND       CAPITAL        EARNINGS
                                                      SHORT-TERM         LOSS       (ACCUMULATED
                                                    CAPITAL GAINS    CARRYFORWARD      LOSSES)
                                                    --------------   ------------   -------------
Tax-Managed U.S. Marketwide Value Portfolio .....       $5,710        $(186,464)      $(180,754)
Tax-Managed U.S. Equity Portfolio ...............        3,475         (461,800)       (458,325)
Tax-Managed U.S. Targeted Value Portfolio .......        3,655          (48,683)        (45,028)
Tax-Managed U.S. Small Cap Portfolio ............        1,834         (135,046)       (133,212)
T.A. U.S. Core Equity 2 Portfolio ...............        4,698          (16,156)        (11,458)
Tax-Managed DFA International Value Portfolio ...        7,248          (28,430)        (21,182)
T.A. World ex U.S. Core Equity Portfolio ........        4,728             (120)          4,608

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                            EXPIRES ON OCTOBER 31,
                                                    --------------------------------------
                                                     2013     2014       2016       2017      TOTAL
                                                    ------   -------   --------   --------   --------
Tax-Managed U.S. Marketwide Value Portfolio .....       --        --   $ 17,667   $168,797   $186,464
Tax-Managed U.S. Equity Portfolio ...............   $5,878   $27,199    142,157    286,566    461,800
Tax-Managed U.S. Targeted Value Portfolio .......       --        --         --     48,683     48,683
Tax-Managed U.S. Small Cap Portfolio ............       --        --         --    135,046    135,046
T.A. U.S. Core Equity 2 Portfolio ...............       --        --         --     16,156     16,156
Tax-Managed DFA International Value Portfolio ...       --        --         --     28,430     28,430
T.A. World ex U.S. Core Equity Portfolio ........       --        --         --        120        120

     During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio .....   $ 55,379
Tax-Managed U.S. Equity Portfolio ...............     16,320
Tax Managed U.S. Targeted Value Portfolio .......    163,223
Tax Managed U.S. Small Cap Portfolio ............     86,193
T.A. U.S. Core Equity 2 Portfolio ...............     19,765
Tax-Managed DFA International Value Portfolio ...     66,034
T.A. World ex U.S. Core Equity Portfolio ........      3,409

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                    NET
                                                                                                 UNREALIZED
                                                   FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
                                                   TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                  ----------   ------------   --------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio ...   $1,827,598     $446,787       $(210,963)        $235,824
Tax-Managed U.S. Equity Portfolio .............    1,030,004      474,250         (36,996)         437,254
Tax-Managed U.S. Targeted Value Portfolio .....    2,291,040      544,471        (243,291)         301,180

                                                                                                      NET
                                                                                                   UNREALIZED
                                                     FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
                                                     TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                    ----------   ------------   --------------   --------------
Tax-Managed U.S. Small Cap Portfolio ............   $1,165,697     $394,204       $ (77,329)        $316,875
T.A. U.S. Core Equity 2 Portfolio ...............    2,361,844      545,680        (141,911)         403,769
Tax-Managed DFA International Value Portfolio ...    1,928,626      185,615        (261,205)         (75,590)
T.A. World ex U.S. Core Equity Portfolio ........      994,623      203,437        (119,412)          84,025

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

     3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

     At October 31, 2011, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      WEIGHTED        WEIGHTED      NUMBER OF     INTEREST   MAXIMUM AMOUNT
                                                       AVERAGE        AVERAGE          DAYS       EXPENSE    BORROWED DURING
                                                    INTEREST RATE   LOAN BALANCE   OUTSTANDING*   INCURRED     THE PERIOD
                                                    -------------   ------------   ------------   --------   ---------------
Tax-Managed U.S. Equity Portfolio ...............       0.83%          $6,196           20          $ 3          $27,519
Tax-Managed U.S. Targeted Value Portfolio .......       0.86%           2,470           11            1            4,197
Tax-Managed U.S. Small Cap Portfolio ............       0.92%             538            1           --              538
T.A. U.S. Core Equity 2 Portfolio ...............       0.82%           1,717            5           --            3,972
Tax-Managed DFA International Value Portfolio ...       0.85%           2,204           23            1           11,437
T.A. World ex U.S. Core Equity Portfolio ........       0.84%           5,208           25            3            9,252

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

     There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

     As of October 31, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

     At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    APPROXIMATE
                                                                     PERCENTAGE
                                                      NUMBER OF    OF OUTSTANDING
                                                    SHAREHOLDERS       SHARES
                                                    ------------   --------------
Tax-Managed U.S. Marketwide Value Portfolio .....        3               90%
Tax-Managed U.S. Equity Portfolio ...............        2               78%
Tax-Managed U.S. Targeted Value Portfolio .......        3               96%
Tax-Managed U.S. Small Cap Portfolio ............        3               95%
T.A. U.S. Core Equity 2 Portfolio ...............        3               92%
Tax-Managed DFA International Value Portfolio ...        3               95%
T.A. World ex U.S. Core Equity Portfolio ........        3               88%

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

               ROUNDED         Tax-Managed U.S.
10/31/2001   TM18 - 107    Marketwide Value Series   RUSSELL 3000 VALUE INDEX
             -----------   -----------------------   -------------------------
10/01        10/31/2001            10,000.00                  10,000.00
             11/30/2001            10,948.91                  10,591.00
             12/31/2001            11,286.50                  10,868.48
             1/31/2002             10,894.16                  10,801.10
             2/28/2002             10,739.05                  10,821.62
             3/31/2002             11,195.26                  11,356.21
             4/30/2002             10,766.42                  11,026.88
             5/31/2002             10,629.56                  11,047.83
             6/30/2002              9,589.42                  10,444.62
             7/31/2002              8,403.28                   9,430.45
             8/31/2002              8,540.15                   9,493.63
             9/30/2002              7,755.47                   8,463.57
             10/31/2002             8,166.06                   9,054.33
             11/30/2002             8,731.75                   9,634.71
2003         12/31/2002             8,229.93                   9,216.57
             1/31/2003              8,056.57                   8,990.76
             2/28/2003              7,837.59                   8,747.11
             3/31/2003              7,837.59                   8,767.23
             4/30/2003              8,576.64                   9,543.13
             5/31/2003              9,297.45                  10,184.43
             6/30/2003              9,379.56                  10,314.79
             7/31/2003              9,680.66                  10,494.26
             8/31/2003             10,063.87                  10,674.77
             9/30/2003              9,753.65                  10,569.09
             10/31/2003            10,447.08                  11,231.77
             11/30/2003            10,729.93                  11,405.86
2004         12/31/2003            11,286.50                  12,085.65
             1/31/2004             11,532.85                  12,314.07
             2/29/2004             11,788.32                  12,576.36
             3/31/2004             11,770.07                  12,488.32
             4/30/2004             11,560.22                  12,156.13
             5/31/2004             11,651.46                  12,281.34
             6/30/2004             12,016.42                  12,596.97
             7/31/2004             11,596.72                  12,385.34
             8/31/2004             11,532.85                  12,557.50
             9/30/2004             11,952.55                  12,777.25
             10/31/2004            12,116.79                  12,988.08
             11/30/2004            12,928.83                  13,686.84
2005         12/31/2004            13,348.54                  14,133.03
             1/31/2005             13,065.69                  13,856.02
             2/28/2005             13,567.52                  14,299.41
             3/31/2005             13,430.66                  14,094.93
             4/30/2005             12,937.96                  13,803.17
             5/31/2005             13,503.65                  14,176.90
             6/30/2005             13,841.24                  14,372.03
             7/31/2005             14,589.42                  14,823.07
             8/31/2005             14,571.17                  14,733.79
             9/30/2005             14,835.77                  14,920.11
             10/31/2005            14,479.93                  14,541.55
             11/30/2005            15,054.74                  15,027.24
2006         12/31/2005            15,127.74                  15,098.98
             1/31/2006             15,967.15                  15,743.21
             2/28/2006             15,930.66                  15,830.53
             3/31/2006             16,304.74                  16,094.58
             4/30/2006             16,715.33                  16,469.52
             5/31/2006             16,240.88                  16,029.33
             6/30/2006             16,350.37                  16,140.32
             7/31/2006             16,250.00                  16,475.03
             8/31/2006             16,332.12                  16,770.32
             9/30/2006             16,651.46                  17,089.13
             10/31/2006            17,290.15                  17,676.61
             11/30/2006            17,718.98                  18,089.33
2007         12/31/2006            18,056.57                  18,472.55
             1/31/2007             18,531.02                  18,712.45
             2/28/2007             18,293.80                  18,426.37
             3/31/2007             18,503.65                  18,705.56
             4/30/2007             19,160.58                  19,351.66
             5/31/2007             20,063.87                  20,050.73
             6/30/2007             19,635.04                  19,582.52
             7/31/2007             18,567.52                  18,612.25
             8/31/2007             18,467.15                  18,834.20
             9/30/2007             18,932.48                  19,435.43
             10/31/2007            18,950.73                  19,454.18
             11/30/2007            17,837.59                  18,462.84
2008         12/31/2007            17,764.60                  18,285.89
             1/31/2008             17,062.04                  17,552.07
             2/29/2008             16,441.61                  16,819.65
             3/31/2008             16,140.51                  16,722.10
             4/30/2008             17,052.92                  17,514.58
             5/31/2008             17,436.13                  17,535.39
             6/30/2008             15,510.95                  15,857.67
             7/31/2008             15,392.34                  15,867.11
             8/31/2008             15,702.55                  16,176.52
             9/30/2008             14,370.44                  15,023.70
             10/31/2008            11,158.76                  12,388.33
             11/30/2008            10,054.74                  11,455.37
2009         12/31/2008            10,392.34                  11,657.03
             1/31/2009              9,041.97                  10,290.22
             2/28/2009              7,828.47                   8,911.00
             3/31/2009              8,649.64                   9,675.26
             4/30/2009             10,145.99                  10,752.20
             5/31/2009             10,912.41                  11,381.05
             6/30/2009             10,757.30                  11,301.49
             7/31/2009             11,861.31                  12,255.85
             8/31/2009             12,645.99                  12,892.10
             9/30/2009             13,211.68                  13,401.94
             10/31/2009            12,582.12                  12,953.04
             11/30/2009            13,166.06                  13,658.27
2010         12/31/2009            13,649.64                  13,960.63
             1/31/2010             13,266.42                  13,566.66
             2/28/2010             13,877.74                  14,011.19
             3/31/2010             14,972.63                  14,944.21
             4/30/2010             15,556.57                  15,386.35
             5/31/2010             14,224.45                  14,118.56
             6/30/2010             13,138.69                  13,286.87
             7/31/2010             14,187.96                  14,190.24
             8/31/2010             13,257.30                  13,546.85
             9/30/2010             14,580.29                  14,628.65
             10/31/2010            15,145.99                  15,077.65
             11/30/2010            15,182.48                  15,034.61
2011         12/31/2010            16,614.96                  16,226.02
             1/31/2011             17,025.55                  16,563.70
             2/28/2011             17,983.58                  17,193.23
             3/31/2011             18,102.19                  17,275.47
             4/30/2011             18,531.02                  17,720.52
             5/31/2011             18,239.05                  17,522.53
             6/30/2011             17,919.71                  17,157.23
             7/31/2011             17,162.41                  16,588.31
             8/31/2011             15,729.93                  15,517.87
             9/30/2011             14,133.21                  14,303.54
10/11        10/31/2011            16,104.01                  15,973.78

                   AVERAGE ANNUAL    ONE    FIVE    TEN
                   TOTAL RETURN     YEAR    YEARS  YEARS
                                    -----  ------  -----
                                    6.33%  -1.41%  4.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

     The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

     The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

     Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

     Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 3000(R) Index ..........................   7.90%
Russell Microcap(R) Index (micro cap stocks) ...   2.11%
Russell 2000(R) Index (small cap stocks) .......   6.71%
Russell 1000(R) Index (large cap stocks) .......   8.01%

     Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

Russell 2000(R) Value Index (small cap value stocks) .....   3.54%
Russell 2000(R) Growth Index (small cap growth stocks) ...   9.84%
Russell 1000(R) Value Index (large cap value stocks) .....   6.16%
Russell 1000(R) Growth Index (large cap growth stocks) ...   9.92%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

     Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Porfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

     The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Series held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

     For the 12 months ended October 31, 2011, total returns were 6.33% for the Series and 5.94% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Russell benchmarks indicate that on the whole, growth stocks outperformed value stocks in the U.S. during the period. The Series had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. These differences created differences in the specific mix of the deepest value stocks compared to the Index, which helped performance relative to the Index. This was partially offset by the Series' exclusion of REITs and highly regulated utilities, two sectors that performed well during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLE

                                                BEGINNING    ENDING                  EXPENSES
                                                 ACCOUNT    ACCOUNT     ANNUALIZED     PAID
                                                  VALUE      VALUE       EXPENSE      DURING
                                                05/01/11    10/31/11      RATIO*     PERIOD*
                                                ---------   ---------   ----------   --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return ..........................   $1,000.00   $  869.03      0.22%      $1.04
Hypothetical 5% Annual Return ...............   $1,000.00   $1,024.10      0.22%      $1.12

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Consumer Discretionary .......    18.0%
Consumer Staples .............     7.8%
Energy .......................    16.2%
Financials ...................    16.3%
Health Care ..................     9.3%
Industrials ..................    14.7%
Information Technology .......     6.5%
Materials ....................     3.2%
Other ........................      --
Telecommunication Services ...     6.5%
Utilities ....................     1.5%
                                 -----
                                 100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                                                         PERCENTAGE
                                                                                                                           OF NET
                                                                                           SHARES           VALUE+        ASSETS**
                                                                                         ------------   --------------   ----------
COMMON STOCKS -- (94.2%)
Consumer Discretionary -- (17.0%)
   Carnival Corp. ....................................................................        489,649   $   17,240,541       0.6%
   CBS Corp. Class B .................................................................        881,609       22,754,328       0.8%
   Comcast Corp. Class A .............................................................      3,570,978       83,739,434       2.9%
   Comcast Corp. Special Class A .....................................................      1,432,185       32,940,255       1.1%
   *Liberty Interactive Corp. Class A ................................................        882,463       14,498,867       0.5%
   #*Liberty Media Corp. - Liberty Capital Class A ...................................        175,704       13,497,581       0.5%
   #News Corp. Class A ...............................................................      2,360,850       41,362,092       1.4%
   News Corp. Class B ................................................................        937,272       16,730,305       0.6%
   Time Warner Cable, Inc. ...........................................................        693,942       44,197,166       1.5%
   Time Warner, Inc. .................................................................      1,534,860       53,704,751       1.9%
   Other Securities ..................................................................                     180,744,128       6.2%
                                                                                                        --------------      ----
Total Consumer Discretionary .........................................................                     521,409,448      18.0%
                                                                                                        --------------      ----
Consumer Staples -- (7.4%)
   Archer-Daniels-Midland Co. ........................................................        813,476       23,541,995       0.8%
   CVS Caremark Corp. ................................................................      1,510,745       54,840,043       1.9%
   #Kraft Foods, Inc. Class A ........................................................      2,081,099       73,213,063       2.5%
   Other Securities ..................................................................                      75,378,140       2.6%
                                                                                                        --------------      ----
Total Consumer Staples ...............................................................                     226,973,241       7.8%
                                                                                                        --------------      ----
Energy -- (15.2%)
   Anadarko Petroleum Corp. ..........................................................        845,068       66,337,838       2.3%
   Apache Corp. ......................................................................        214,628       21,383,388       0.7%
   Chesapeake Energy Corp. ...........................................................        624,655       17,565,299       0.6%
   ConocoPhillips ....................................................................      1,766,829      123,059,640       4.2%
   Hess Corp. ........................................................................        378,130       23,655,813       0.8%
   Marathon Oil Corp. ................................................................        903,937       23,529,480       0.8%
   Marathon Petroleum Corp. ..........................................................        451,968       16,225,651       0.6%
   National Oilwell Varco, Inc. ......................................................        366,663       26,154,072       0.9%
   Valero Energy Corp. ...............................................................        658,099       16,189,235       0.6%
   Other Securities ..................................................................                     132,860,176       4.6%
                                                                                                        --------------      ----
Total Energy .........................................................................                     466,960,592      16.1%
                                                                                                        --------------      ----
Financials -- (15.4%)
   Allstate Corp. (The) ..............................................................        529,952       13,958,936       0.5%
   Bank of America Corp. .............................................................      5,238,734       35,780,553       1.2%
   #Capital One Financial Corp. ......................................................        571,140       26,078,252       0.9%
   Citigroup, Inc. ...................................................................      1,957,922       61,850,756       2.1%
   CME Group, Inc. ...................................................................         82,877       22,837,586       0.8%
   Loews Corp. .......................................................................        439,366       17,442,830       0.6%
   *MetLife, Inc. ....................................................................      1,032,078       36,287,862       1.3%
   Morgan Stanley ....................................................................      1,224,333       21,597,234       0.8%
   #*Prudential Financial, Inc. ......................................................        497,625       26,971,275       0.9%
   Other Securities ..................................................................                     209,380,509       7.2%
                                                                                                        --------------      ----
Total Financials .....................................................................                     472,185,793      16.3%
                                                                                                        --------------      ----
Health Care -- (8.7%)
   Aetna, Inc. .......................................................................        503,313       20,011,725       0.7%
   Humana, Inc. ......................................................................        236,814       20,103,140       0.7%
   Pfizer, Inc. ......................................................................      4,655,130       89,657,804       3.1%
   *Thermo Fisher Scientific, Inc. ...................................................        499,520       25,110,870       0.8%
   WellPoint, Inc. ...................................................................        504,640       34,769,696       1.2%
   Other Securities ..................................................................                      78,540,443       2.7%
                                                                                                        --------------      ----
Total Health Care ....................................................................                     268,193,678       9.2%
                                                                                                        --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                                         PERCENTAGE
                                                                                                                           OF NET
                                                                                            SHARES          VALUE+        ASSETS**
                                                                                         ------------   --------------   ----------
Industrials -- (13.8%)
   CSX Corp. .........................................................................      1,242,950   $   27,605,919       0.9%
   General Electric Co. ..............................................................      5,353,354       89,454,545       3.1%
   Norfolk Southern Corp. ............................................................        545,229       40,341,494       1.4%
   Northrop Grumman Corp. ............................................................        337,038       19,463,944       0.7%
   Tyco International, Ltd. ..........................................................        475,822       21,673,692       0.7%
   Union Pacific Corp. ...............................................................        514,578       51,236,531       1.8%
   Other Securities ..................................................................                     173,950,589       6.0%
                                                                                                        --------------      ----
Total Industrials ....................................................................                     423,726,714      14.6%
                                                                                                        --------------      ----
Information Technology -- (6.1%)
   Corning, Inc. .....................................................................      1,298,385       18,553,922       0.7%
   Motorola Solutions, Inc. ..........................................................        317,089       14,874,645       0.5%
   Xerox Corp. .......................................................................      1,791,473       14,654,249       0.5%
   *Yahoo!, Inc. .....................................................................        990,924       15,498,051       0.5%
   Other Securities ..................................................................                     123,777,759       4.3%
                                                                                                        --------------      ----
Total Information Technology .........................................................                     187,358,626       6.5%
                                                                                                        --------------      ----
Materials -- (3.0%)
   International Paper Co. ...........................................................        493,615       13,673,136       0.5%
   Other Securities ..................................................................                      78,451,386       2.7%
                                                                                                        --------------      ----
Total Materials ......................................................................                      92,124,522       3.2%
                                                                                                        --------------      ----
Other -- (0.0%)
   Other Securities ..................................................................                              54       0.0%
                                                                                                        --------------      ----
Telecommunication Services -- (6.2%)
   AT&T, Inc. ........................................................................      4,065,906      119,171,705       4.1%
   Verizon Communications, Inc. ......................................................      1,025,344       37,917,221       1.3%
   Other Securities ..................................................................                      31,515,128       1.1%
                                                                                                        --------------      ----
Total Telecommunication Services .....................................................                     188,604,054       6.5%
                                                                                                        --------------      ----
Utilities -- (1.4%)
   Public Service Enterprise Group, Inc. .............................................        655,441       22,088,362       0.7%
   Other Securities ..................................................................                      20,196,771       0.7%
                                                                                                        --------------      ----
Total Utilities ......................................................................                      42,285,133       1.4%
                                                                                                        --------------      ----
TOTAL COMMON STOCKS ..................................................................                   2,889,821,855      99.6%
                                                                                                        --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares ...............      6,334,474        6,334,474       0.2%
                                                                                                        --------------      ----

                                                                                           SHARES/
                                                                                            FACE
                                                                                           AMOUNT
                                                                                         ------------
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@ DFA Short Term Investment Fund ..................................................    169,531,187      169,531,187       5.9%
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
      (Collateralized by $594,850 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000%
      to 5.000%, maturities ranging from 06/01/26 to 06/01/41, valued at $596,988) to
      be repurchased at $577,526 .....................................................   $        578          577,524       0.0%
                                                                                                        --------------      ----
TOTAL SECURITIES LENDING COLLATERAL ..................................................                     170,108,711       5.9%
                                                                                                        --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                                         PERCENTAGE
                                                                                                                           OF NET
                                                                                                            VALUE+         ASSETS
                                                                                                        --------------   ----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,732,240,121) .............................................................                  $3,066,265,040     105.7%
                                                                                                        ==============     =====

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                    --------------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                       LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary .......   $  521,409,448             --      --     $  521,409,448
   Consumer Staples .............      226,969,469   $      3,772      --        226,973,241
   Energy .......................      466,960,592             --      --        466,960,592
   Financials ...................      472,148,021         37,772      --        472,185,793
   Health Care ..................      268,193,678             --      --        268,193,678
   Industrials ..................      423,718,382          8,332      --        423,726,714
   Information Technology .......      187,358,626             --      --        187,358,626
   Materials. ...................       92,124,522             --      --         92,124,522
   Other ........................               --             54      --                 54
   Telecommunication Services ...      188,604,054             --      --        188,604,054
   Utilities ....................       42,285,133             --      --         42,285,133
Temporary Cash Investments ......        6,334,474             --      --          6,334,474
Securities Lending Collateral ...               --    170,108,711      --        170,108,711
                                    --------------   ------------     ---     --------------
TOTAL ...........................   $2,896,106,399   $170,158,641      --     $3,066,265,040
                                    ==============   ============     ===     ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $165,317 of securities on loan,
   respectively) .........................................................   $2,889,822
Temporary Cash Investments at Value & Cost ...............................        6,334
Collateral Received from Securities on Loan at Value & Cost ..............          578
Affiliated Collateral Received from Securities on Loan at Value & Cost ...      169,531
Receivables:
   Investment Securities Sold ............................................          526
   Dividends and Interest ................................................        4,263
   Securities Lending Income .............................................          225
   Fund Shares Sold ......................................................          751
                                                                             ----------
      Total Assets .......................................................    3,072,030
                                                                             ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned ......................................      170,109
   Due to Advisor ........................................................          459
Accrued Expenses and Other Liabilities ...................................          137
                                                                             ----------
      Total Liabilities ..................................................      170,705
                                                                             ----------
NET ASSETS ...............................................................   $2,901,325
                                                                             ==========
Investments at Cost ......................................................   $2,555,797
                                                                             ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2011

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends ......................................................   $ 52,532
   Interest .......................................................         12
   Income from Securities Lending .................................      1,772
                                                                      --------
         Total Investment Income ..................................     54,316
                                                                      --------
EXPENSES
   Investment Advisory Services Fees ..............................      5,944
   Accounting & Transfer Agent Fees ...............................        297
   Custodian Fees .................................................         45
   Shareholders' Reports ..........................................         15
   Directors'/Trustees' Fees & Expenses ...........................         26
   Professional Fees ..............................................         90
   Other ..........................................................         29
                                                                      --------
         Total Expenses ...........................................      6,446
                                                                      --------
   NET INVESTMENT INCOME (LOSS) ...................................     47,870
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
      Investment Securities Sold ..................................     84,152
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities .......................................     37,055
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ........................    121,207
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $169,077
                                                                      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   YEAR         YEAR
                                                                                   ENDED        ENDED
                                                                                 OCT. 31,     OCT. 31,
                                                                                   2011         2010
                                                                                ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss) .............................................   $   47,870   $   35,293
   Net Realized Gain (Loss) on:
      Investment Securities Sold ............................................       84,152       76,239
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities ................................................       37,055      353,972
                                                                                ----------   ----------
         Net Increase (Decrease) in Net Assets Resulting from Operations ....      169,077      465,504
                                                                                ----------   ----------
Transactions in Interest:
   Contributions ............................................................      200,009      111,014
   Withdrawals ..............................................................     (138,434)    (195,772)
                                                                                ----------   ----------
         Net Increase (Decrease) from Transactions in Interest ..............       61,575      (84,758)
                                                                                ----------   ----------
      Total Increase (Decrease) in Net Assets ...............................      230,652      380,746
NET ASSETS
   Beginning of Period ......................................................    2,670,673    2,289,927
                                                                                ----------   ----------
   End of Period ............................................................   $2,901,325   $2,670,673
                                                                                ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     THE TAX-MANAGED U.S. MARKETWIDE VALUE

                          SERIES FINANCIAL HIGHLIGHTS


                                                  YEAR        YEAR        YEAR         PERIOD         YEAR        YEAR
                                                 ENDED       ENDED       ENDED         DEC. 1,       ENDED       ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,       2007 TO      NOV. 30,    NOV. 30,
                                                  2011        2010        2009     OCT. 31, 2008      2007        2006
                                               ----------  ----------  ----------  -------------   ----------  ----------
Total Return .................................       6.33%      20.38%      12.76%     (37.44)%(C)       0.67%      17.70%
                                               ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands) ........ $2,901,325  $2,670,673  $2,289,927  $2,190,724      $3,858,580  $3,521,559
Ratio of Expenses to Average Net Assets ......       0.22%       0.22%       0.23%       0.22%(B)        0.22%       0.22%
Ratio of Net Investment Income to Average Net
  Assets .....................................       1.61%       1.40%       2.23%       2.09%(B)        1.61%       1.63%
Portfolio Turnover Rate ......................         20%         25%         28%         40%(C)          21%         21%

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this section of the report.

     At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

     Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2011, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $68 (in thousands).

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended October 31, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid to the CCO by the Trust were $84 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

PURCHASES    SALES
---------   ---------
$695,801    $588,006

     There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

     The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                  NET
                                               UNREALIZED
 FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
 TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----------   ------------   --------------   --------------
$2,733,387     $612,036       $(279,158)        $332,878

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax position and has concluded that no provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

     At October 31, 2011, the Series had no outstanding futures contracts.

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

H. SECURITIES LENDING:

     As of October 31, 2011, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

     The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2011, the results of operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

     Each Board's Performance Committee is comprised of George M.
Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       NAME, POSITION                           PORTFOLIOS WITHIN THE
       WITH THE FUND,      TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE       OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    DFAITC - since 1993 94 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and      DFAIDG - since 1983 investment companies  of Chicago Booth School of Business.
DIG.                        DIG - since 1993
Trustee of DFAITC and       DEM - since 1993
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould               DFAITC - since 1993 94 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and      DFAIDG - since 1986 investment companies  Professor of Economics, The University of Chicago
DIG.                        DIG - since 1993                          Booth School of Business (since 1965). Member
Trustee of DFAITC and       DEM - since 1993                          and Chair, Competitive Markets Advisory
DEM.                                                                  Committee, Chicago Mercantile Exchange (futures
The University of Chicago                                             trading exchange) (since 2004). Formerly, Director
Booth School of Business                                              of UNext, Inc. (1999-2006). Trustee, Harbor Fund
5807 S. Woodlawn                                                      (registered investment company) (30 Portfolios)
Avenue                                                                (since 1994). Formerly, Member of the Board of
Chicago, IL 60637                                                     Milwaukee Mutal Insurance Company (1997-2010).
Age: 72

Roger G. Ibbotson           DFAITC - since 1993 94 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DFAIDG - since 1981 investment companies  Management (since 1984). Chairman, CIO and
DIG.                        DIG - since 1993                          Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and       DEM - since 1993                          fund manager) (since 2001). Consultant to
DEM.                                                                  Morningstar, Inc. (since 2006). Formerly, Chairman,
Yale School of                                                        Ibbotson Associates, Inc., Chicago, IL (software
Management                                                            data publishing and consulting) (1977-2006).
135 Prospect Street                                                   Formerly, Director, BIRR Portfolio Analysis, Inc.
New Haven, CT                                                         (software products) (1990-2010).
06520-8200
Age: 68

       NAME, POSITION                           PORTFOLIOS WITHIN THE
       WITH THE FUND,      TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE       OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
Edward P. Lazear            DFAITC - since 2010 94 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DFAIDG - since 2010 investment companies  (since 2002). Jack Steele Parker Professor of
DIG.                        DIG - since 2010                          Human Resources Management and Economics,
Trustee of DFAITC and       DEM - since 2010                          Graduate School of Business, Stanford University
DEM.                                                                  (since 1995). Cornerstone Research (expert
Stanford University                                                   testimony and economic and financial analysis)
Graduate School of                                                    (since 2009). Formerly, Chairman of the President
Business                                                              George W. Bush's Council of Economic Advisers
518 Memorial Way                                                      (2006-2009). Formerly, Council of Economic
Stanford, CA 94305-5015                                               Advisors, State of California (2005-2006). Formerly,
Age: 63                                                               Commissioner, White House Panel on Tax Reform
                                                                      (2005).

Myron S. Scholes            DFAITC - since 1993 94 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and      DFAIDG - since 1981 investment companies  Stanford University (since 1981). Formerly,
DIG.                        DIG - since 1993                          Chairman, Platinum Grove Asset Management, L.P.
Trustee of DFAITC and       DEM - since 1993                          (hedge fund) (formerly, Oak Hill Platinum Partners)
DEM.                                                                  (1999-2009). Formerly, Managing Partner, Oak Hill
c/o Dimensional Fund                                                  Capital Management (private equity firm) (until
Advisors, L.P.                                                        2004). Director, American Century Fund Complex
6300 Bee Cave Road                                                    (registered investment companies) (40 Portfolios)
Building 1                                                            (since 1980). Formerly, Director, Chicago
Austin, TX 78746                                                      Mercantile Exchange (2001-2008).
Age: 70

Abbie J. Smith              DFAITC - since 2000 94 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DFAIDG - since 2000 investment companies  Professor of Accounting, The University of Chicago
DIG.                        DIG - since 2000                          Booth School of Business (since 1980). Co-Director
Trustee of DFAITC and       DEM - since 2000                          Investment Research, Fundamental Investment
DEM.                                                                  Advisors (hedge fund) (since 2008). Director, HNI
The University of Chicago                                             Corporation (formerly known as HON Industries
Booth School of Business                                              Inc.) (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn                                                      System Inc. (transportation, logistics and
Avenue                                                                supply-chain management) (since 2003). Trustee,
Chicago, IL 60637                                                     UBS Funds (3 investment companies within the
Age: 58                                                               fund complex) (52 portfolios) (since 2009).

       NAME, POSITION                           PORTFOLIOS WITHIN THE
       WITH THE FUND,      TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE         LENGTH OF SERVICE       OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------- ------------------- --------------------- ------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*

David G. Booth              DFAITC - since 1993 94 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director,         DFAIDG - since 1981 investment companies  Co-Chief Executive Officer (since January 2010) of
Co-Chief Executive Officer  DIG - since 1992                          Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG     DEM - since 1993                          Advisors LP, DFA Securities LLC, Dimensional
and DIG. Chairman,                                                    Emerging Markets Value Fund, DFAIDG,
Trustee, Co-Chief                                                     Dimensional Investment Group Inc. and The DFA
Executive Officer and                                                 Investment Trust Company. Director of Dimensional
President of DFAITC and                                               Fund Advisors Ltd., Dimensional Funds PLC,
DEM.                                                                  Dimensional Funds II PLC, DFA Australia Limited
6300 Bee Cave Road,                                                   and Dimensional Cayman Commodity Fund I Ltd.
Building One                                                          Chairman and President of Dimensional SmartNest
Austin, Texas 78746                                                   LLC and Dimensional SmartNest (US) LLC.
Age: 64                                                               Chairman, Director and Co-Chief Executive Officer
                                                                      of Dimensional Fund Advisors Canada ULC.
                                                                      Limited Partner, Oak Hill Partners (since 2001) and
                                                                      VSC Investors, LLC (since 2007). Trustee, The
                                                                      University of Chicago. Trustee, University of
                                                                      Kansas Endowment Association. Formerly, Chief
                                                                      Executive Officer (until 2010) and Chief Investment
                                                                      Officer (2003-2007) of Dimensional Fund Advisors
                                                                      LP, DFA Securities LLC, Dimensional Emerging
                                                                      Markets Value Fund, DFAIDG, Dimensional
                                                                      Investment Group Inc., The DFA Investment Trust
                                                                      Company and Dimensional Holdings Inc. Formerly,
                                                                      Chief Investment Officer of Dimensional Fund
                                                                      Advisors Ltd. Formerly, President and Chief
                                                                      Investment Officer of DFA Australia Limited.
                                                                      Formerly, Director, SA Funds (registered investment
                                                                      company).

Eduardo A. Repetto          DFAITC - since 2009 94 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief          DFAIDG - since 2009 investment companies  Chief Investment Officer (since March 2007) and
Executive Officer and       DIG - since 2009                          Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of DEM - since 2009                          Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG.                                                       LLC, Dimensional Emerging Markets Value Fund,
Trustee, Co-Chief                                                     DFAIDG, Dimensional Investment Group Inc., The
Executive Officer and                                                 DFA Investment Trust Company and Dimensional
Chief Investment Officer of                                           Cayman Commodity Fund I Ltd. Co-Chief
DFAITC and DEM.                                                       Executive Officer, President and Chief Investment
6300 Bee Cave Road,                                                   Officer of Dimensional Fund Advisors Canada ULC.
Building One                                                          Chief Investment Officer, Vice President and
Austin, TX 78746                                                      Director of DFA Australia Limited. Director of
Age: 44                                                               Dimensional Fund Advisors Ltd., Dimensional
                                                                      Funds PLC and Dimensional Funds II PLC.
                                                                      Co-Chief Executive Officer of Dimensional
                                                                      SmartNest LLC and Dimensional SmartNest (US)
                                                                      LLC. Formerly, Vice President of Dimensional
                                                                      Holdings Inc., Dimensional Fund Advisors LP, DFA
                                                                      Securities LLC, Dimensional Emerging Markets
                                                                      Value Fund, DFAIDG, Dimensional Investment
                                                                      Group Inc., The DFA Investment Trust Company
                                                                      and Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
                                                              OFFICERS

April A. Aandal                                 Since 2008        Vice President, Global Business Development of all the DFA
Vice President, Global Business                                   Entities. Chief Learning Officer of Dimensional (September
Development                                                       2008-October 2011). Formerly, Regional Director of Dimensional
Age: 48                                                           (2004-2008).

Darryl D. Avery                                 Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                                Since 1993        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 55

John T. Blood                                   Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2010). Formerly, Chief Market Strategist at
Age: 42                                                           Commonwealth Financial (2007-2010); Director of Research at
                                                                  Commonwealth Financial (2000-2007).

Scott A. Bosworth                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since November 1997).
Age: 42

Valerie A. Brown                                Since 2001        Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                                      DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Secretary                                                         Dimensional Fund Advisors Canada ULC (since 2003) and
Age: 44                                                           Dimensional Cayman Commodity Fund I Ltd.

David P. Butler                                 Since 2007        Vice President of all the DFA Entities. Head of Global Financial
Vice President                                                    Services of Dimensional (since 2008). Formerly, Regional Director
Age: 47                                                           of Dimensional (January 1995 to January 2005).

James G. Charles                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President, Client
Age: 55                                                           Portfolio Manager at American Century Investments (2001-2008).

Joseph H. Chi                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since October 2005).
Age: 45

Stephen A. Clark                                Since 2004        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 39

Robert P. Cornell                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Financial Services Group of Dimensional (since August 1993).
Age: 62

George H. Crane                                 Since 2010        Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                                    President and Managing Director at State Street Bank & Trust
Age: 56                                                           Company (2007-2008). Managing Director, Head of Investment
                                                                  Administration and Operations at State Street Research &
                                                                  Management Company (2002-2005).

Christopher S. Crossan                          Since 2004        Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                                   Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance                                                        Dimensional SmartNest LLC and Dimensional SmartNest (US)
Officer                                                           LLC. Chief Compliance Officer of Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
James L. Davis                                  Since 1999        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 54

Robert T. Deere                                 Since 1994        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                    Dimensional Fund Advisors Canada ULC.
Age: 54

Peter F. Dillard                                Since 2010        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (since August 2008). Formerly, Research Assistant for
Age: 39                                                           Dimensional (April 2006-August 2008).

Robert W. Dintzner                              Since 2001        Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                                          Officer of Dimensional (since 2010).
Communications Officer
Age: 41

Richard A. Eustice                              Since 1998        Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                      DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                                         Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 46                                                           Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                             Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                                  Since 2008        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since September 2004).
Age: 37

Jeremy P. Freeman                               Since 2009        Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                                    for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 40                                                           Investments/Amvescap PLC (now Invesco) (June 1998-June
                                                                  2006).

Mark R. Gochnour                                Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional.
Age: 44

Henry F. Gray                                   Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 44

John T. Gray                                    Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (January 2005 to February 2007).
Age: 37

Joel H. Hefner                                  Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since June 1998).
Age: 43

Julie C. Henderson                              Since 2005        Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund Controller                                Dimensional Cayman Commodity Fund I Ltd.
Age: 37

Kevin B. Hight                                  Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                                 Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                              Since 2011        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director, Co-Head Global Consultant Relations at BlackRock
Age: 51                                                           (2004-2011).

Jeff J. Jeon                                    Since 2004        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd.
Age: 37

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Patrick M. Keating                              Since 2003        Vice President of all the DFA Entities and Dimensional Cayman
Vice President and Chief Operating                                Commodity Fund I Ltd. and Chief Operating Officer of Dimensional
Officer                                                           and Dimensional Cayman Commodity Fund I Ltd. Director, Vice
Age: 56                                                           President and Chief Privacy Officer of Dimensional Fund Advisors
                                                                  Canada ULC. Director of DFA Australia Limited.

David M. Kershner                               Since 2010        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since June 2004).
Age: 40

Timothy R. Kohn                                 Since 2011        Vice President of all the DFA Entities. Head of Defined
Vice President                                                    Contribution Sales for Dimensional (since August 2010). Formerly,
Age: 40                                                           Chief DC Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                                Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2007-2010).
Age: 42

Michael F. Lane                                 Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                                      Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                                  Since 2011        Vice President of all the DFA Entities. Research Associate for
Vice President                                                    Dimensional (July 2008-2010).
Age: 30

Apollo D. Lupescu                               Since 2009        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since February 2004).
Age: 42

Kenneth M. Manell                               Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 38                                                           2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                                  (January 2004-September 2006).

Aaron M. Marcus                                 Since 2008        Vice President and Head of Global Human Resources of
Vice President & Head of Global                                   Dimensional. Formerly, Global Head of Recruiting and Vice
Human Resources                                                   President of Goldman Sachs & Co. (June 2006 to January 2008),
Age: 41                                                           and Global Co-Head of HR of the Equities & FICC Division, and
                                                                  Vice President of Goldman Sachs & Co. (May 2005 to May 2006).

David R. Martin                                 Since 2007        Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial Officer                           DFA Entities. Director, Vice President, Chief Financial Officer
and Treasurer                                                     and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia
Age: 54                                                           Limited. Chief Financial Officer, Treasurer, and Vice President of
                                                                  Dimensional Fund Advisors Canada ULC, Dimensional SmartNest LLC,
                                                                  Dimensional SmartNest (US) LLC and Dimensional Cayman Commidity
                                                                  Fund I Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                  Funds II PLC. Formerly, Executive Vice President and Chief
                                                                  Financial Officer of Janus Capital Group Inc. (June 2005 to March
                                                                  2007).

Catherine L. Newell                     Vice President since 1997 Vice President and Secretary of all the DFA Entities. Director,
Vice President and Secretary            and Secretary since 2000  Vice President and Secretary of DFA Australia Limited and
Age: 47                                                           Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of
                                                                  Dimensional Fund Advisors Canada ULC (since June 2003),
                                                                  Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and
                                                                  Dimensional Cayman Commodity Fund I Ltd. Director, Dimensional
                                                                  Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities,
                                                                  DFA Australia Limited and Dimensional Fund Advisors Ltd.

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Christian A. Newton                             Since 2009        Vice President of all DFA Entities. Web Services Manager
Vice President                                                    for Dimensional (since January 2008).
Age: 36                                                           Formerly, Design Manager of Dimensional (2005-2008).

Pamela B. Noble                                 Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 47                                                           Manager at USAA Investment Management Company
                                                                  (2001-2006).

Carolyn L. O                                    Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                                    Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 37                                                           2011). Counsel for Dimensional (2007-2011). Formerly, Associate
                                                                  at K&L Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly                              Since 2007        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2004 to 2006).
Age: 34

Daniel C. Ong                                   Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since July 2005).
Age: 37

Kyle K. Ozaki                                   Since 2010        Vice President of all the DFA Entities. Senior Compliance Officer
Vice President                                                    for Dimensional (since January 2008). Formerly, Compliance
Age: 33                                                           Officer (February 2006-December 2007) and Compliance Analyst
                                                                  (August 2004-January 2006) for Dimensional.

David A. Plecha                                 Since 1993        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
Age: 50                                                           Canada ULC.

Allen Pu                                        Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (July 2006-2010).
Age: 40

Stephen A. Quance                               Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (October 2006-2010).
Age: 37

Theodore W. Randall                             Since 2008        Vice President of all the DFA Entities. Formerly, Research
Vice President                                                    Associate of Dimensional (2006-2008). Systems Developer of
Age: 38                                                           Dimensional (2001-2006).

L. Jacobo Rodriguez                             Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                                   Since 2010        Vice President of all the DFA Entities. Client Systems Manager for
Vice President                                                    Dimensional (since July 2008). Formerly, Senior Manager at
Age: 52                                                           Vanguard (November 1997-July 2008).

David E. Schneider                              Since 2001        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC. Head of Institutional Services of
Age: 65                                                           Dimensional.

Walid A. Shinnawi                               Since 2010        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (since March 2006). Formerly, Senior Director at
Age: 49                                                           Moody's KMV (1999-March 2006).

Bruce A. Simmons                                Since 2009        Vice President of all the DFA Entities. Investment Operations
Vice President                                                    Manager for Dimensional (since May 2007). Formerly, Vice
Age: 46                                                           President Client and Fund Reporting at Mellon Financial
                                                                  (September 2005-May 2007).

Edward R. Simpson                               Since 2007        Vice President of all the DFA Entities. Regional Director of
Vice President                                                    Dimensional (since December 2002).
Age: 43

Bryce D. Skaff                                  Since 2007        Vice President of all the DFA Entities. Formerly, Regional
Vice President                                                    Director of Dimensional (December 1999 to January 2007).
Age: 36

                                            TERM OF OFFICE/1/
       NAME, POSITION WITH THE FUND           AND LENGTH OF
                  AND AGE                        SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------------------- ------------------------------------------------------------------
Andrew D. Smith                                 Since 2011        Vice President of all the DFA Entities. Project Manager for
Vice President                                                    Dimensional (2007-2010). Formerly, Business Analyst Manager,
Age: 43                                                           National Instruments (2003-2007).

Grady M. Smith                                  Since 2004        Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada ULC.
Age: 55

Carl G. Snyder                                  Since 2000        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 48

Lawrence R. Spieth                              Since 2004        Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman                              Since 2004        Vice President of all the DFA Entities and Director and Vice
Vice President                                                    President of Dimensional Fund Advisors Canada ULC.
Age: 38

Robert C. Trotter                               Since 2009        Vice President of all the DFA Entities. Senior Manager, Technology
Vice President                                                    for Dimensional (since March 2007). Formerly, Director of
Age: 53                                                           Technology at AMVESCAP (2002-2007).

Karen E. Umland                                 Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                    Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
Age: 45                                                           Canada ULC.

Brian J. Walsh                                  Since 2009        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                    Dimensional (since 2004).
Age: 41

Weston J. Wellington                            Since 1997        Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                    of DFA Australia Limited.
Age: 60

Ryan J. Wiley                                   Since 2007        Vice President of all the DFA Entities. Senior Trader of
Vice President                                                    Dimensional. Formerly, Portfolio Manager (2006 to 2007) and
Age: 35                                                           Trader (2001 to 2006) for Dimensional.

Paul E. Wise                                    Since 2005        Vice President of all the DFA Entities. Chief Technology Officer
Vice President                                                    for Dimensional (since 2004).
Age: 56

John S. Wotowicz                                Since 2010        Vice President of all the DFA Entities. Formerly, Managing
Vice President                                                    Director at Morgan Stanley (1999-2007).
Age: 47

Joseph L. Young                                 Since 2011        Vice President of all the DFA Entities. Regional Director for
Vice President                                                    Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolios to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                 QUALIFYING
                                            NET                                                 FOR CORPORATE
                                         INVESTMENT     SHORT-TERM    LONG-TERM                   DIVIDENDS
                                           INCOME      CAPITAL GAIN  CAPITAL GAIN    TOTAL        RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)
------------------------------------    ------------- ------------- ------------- ------------- -------------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................        100%          --            --           100%           100%
Tax-Managed U.S. Equity Portfolio ...        100%          --            --           100%           100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................        100%          --            --           100%           100%
Tax-Managed U.S. Small Cap
   Portfolio ........................        100%          --            --           100%           100%
T.A. U.S. Core Equity 2
   Portfolio ........................        100%          --            --           100%           100%
Tax-Managed DFA International
   Value Portfolio ..................        100%          --            --           100%           100%
T.A. World ex U.S. Core Equity
   Portfolio ........................        100%          --            --           100%           100%



                                                                                  QUALIFYING
                                        QUALIFYING  FOREIGN   FOREIGN  QUALIFYING SHORT-TERM
                                         DIVIDEND     TAX      SOURCE   INTEREST    CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.     INCOME(2) CREDIT(3) INCOME(4)  INCOME(5)   GAIN(6)
------------------------------------    ---------- --------- --------- ---------- ----------
Tax-Managed U.S. Marketwide
   Value Portfolio ..................      100%        --        --        100%      100%
Tax-Managed U.S. Equity Portfolio ...      100%        --        --        100%      100%
Tax-Managed U.S. Targeted Value
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed U.S. Small Cap
   Portfolio ........................      100%        --        --        100%      100%
T.A. U.S. Core Equity 2
   Portfolio ........................      100%        --        --        100%      100%
Tax-Managed DFA International
   Value Portfolio ..................      100%         7%       97%       100%      100%
T.A. World ex U.S. Core Equity
   Portfolio ........................      100%         6%       98%       100%      100%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions
     (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]   Recycled
         Recyclable   DFA103111-002A

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                               TABLE OF CONTENTS

          INVESTMENT SUMMARY                                        1

          SCHEDULE OF PORTFOLIO HOLDINGS                            2

          SCHEDULE OF INVESTMENTS                                   3

          STATEMENT OF ASSETS AND LIABILITIES                       7

          STATEMENT OF OPERATIONS                                   8

          STATEMENTS OF CHANGES IN NET ASSETS                       9

          FINANCIAL HIGHLIGHTS                                     10

          NOTES TO FINANCIAL STATEMENTS                            11

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  16

          SUPPLEMENTAL INFORMATION                                 17

                              INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

                           2/1/2010 4/30/2010 7/31/2010 10/31/2010 1/31/2011 4/30/2011 7/31/2011 10/31/2011
DSTIF GROWTH OF 10K            2/10      4/10      7/10      10/10      1/11      4/11      7/11      10/11
   The DFA Short Term
     Investment Fund      10,000.00 10,004.43 10,010.67  10,017.06 10,022.62 10,027.23 10,031.01  10,034.84
CITI INDEX GROWTH OF 10K
   Citigroup One-Month
     U.S. Treasury Bill
     Index                10,000.00 10,001.95 10,005.74  10,009.49 10,011.99 10,014.53 10,015.04  10,016.76

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/11

                                              1 YEAR SINCE INCEPTION 7-DAY YIELD
THE DFA SHORT TERM INVESTMENT FUND             0.18%      0.20%         0.17%
CITIGROUP ONE-MONTH U.S. TREASURY BILL INDEX   0.07%      0.10%           --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
October 31, 2011
--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2011:

                                   PERCENTAGE OF
SECURITY ALLOCATION                 INVESTMENTS
-------------------                -------------
Commercial Paper                        53.6%
Repurchase Agreements                   19.0
Yankee Certificates of Deposit          14.6
Corporate Bonds                          3.8
Yankee Dollars                           3.6
Time Deposits                            3.3
U.S. Government Agency Securities        2.1
                                       -----
TOTAL INVESTMENTS                      100.0%

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
October 31, 2011
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                                 ----  -------- ------------- -----------------
CORPORATE BONDS-- 3.7%
   (r)Bear Stearns Cos. L.L.C.                       0.51% 11/28/11  126,497,000     126,512,213
   (r)Bear Stearns Cos. L.L.C.                       0.44% 02/01/12   58,903,000      58,927,815
   (r)Berkshire Hathaway, Inc.                       0.45% 02/10/12   50,607,000      50,634,459
   (r)General Electric Capital Corp.                 0.48% 11/21/11   62,605,000      62,610,865
   General Electric Capital Corp.                    5.25% 02/21/12   10,284,000      10,436,290
   (r)General Electric Capital Corp.                 0.51% 04/10/12   22,141,000      22,153,604
   (r)JPMorgan Chase & Co.                           0.48% 12/21/11   40,000,000      40,007,720
   (r)JPMorgan Chase & Co.                           0.39% 02/22/12   46,050,000      46,064,414
   (r)Wells Fargo & Co.                              0.51% 01/24/12  147,621,000     147,651,717
                                                                     -----------     -----------
TOTAL CORPORATE BONDS (Amortized Cost $564,999,097)                  564,708,000     564,999,097
                                                                     -----------     -----------
YANKEE DOLLARS-- 3.6%
   Caisse d'Amortissement de la Dette Sociale        4.13% 12/09/11   13,500,000      13,554,260
   European Investment Bank                          2.00% 02/10/12  120,000,000     120,571,143
   KfW Bankengruppe                                  2.00% 01/17/12  150,000,000     150,555,298
   Oesterreichische Kontrollbank AG                  4.75% 11/08/11   25,000,000      25,019,935
   Oesterreichische Kontrollbank AG                  1.88% 03/21/12    5,020,000       5,048,544
   Province of Ontario                               2.63% 01/20/12   26,796,000      26,934,617
   Province of Ontario                               4.95% 06/01/12   10,000,000      10,265,565
   (r)Royal Bank of Canada                           1.19% 06/11/12   75,000,000      75,394,896
   (r)Sanofi-Aventis                                 0.41% 03/28/12  115,000,000     115,013,155
                                                                     -----------     -----------
TOTAL YANKEE DOLLARS (Amortized Cost $542,357,413)                   540,316,000     542,357,413
                                                                     -----------     -----------
COMMERCIAL PAPER-- 52.6%
   (y)++ANZ National International Ltd.              0.38% 01/27/12    8,000,000       7,992,653
   (y)++ANZ National International Ltd.              0.37% 02/16/12   25,000,000      24,972,507
   (y)++ANZ National International Ltd.              0.50% 03/16/12   50,000,000      49,905,556
   (y)++ANZ National International Ltd.              0.46% 03/19/12   50,000,000      49,911,194
   (y)++ASB Finance Ltd. London                      0.33% 12/14/11  100,000,000      99,961,181
   (y)++ASB Finance Ltd. London                      0.39% 01/20/12   69,750,000      69,689,550
   (y)++Australia and New Zealand Banking Group      0.24% 11/23/11   50,000,000      49,992,667
   (y)++Australia and New Zealand Banking Group      0.23% 12/02/11   90,000,000      89,982,175
   (y)++Australia and New Zealand Banking Group      0.46% 04/10/12  134,200,000     133,929,605
   (y)++Automatic Data Processing, Inc.              0.05% 11/01/11  450,000,000     450,000,000
   (y)Bank of Nova Scotia                            0.24% 11/03/11   50,000,000      49,999,347
   (y)Barclays U.S. Funding L.L.C.                   0.28% 12/30/11  100,000,000      99,954,111
   (y)++Basin Electric Power Cooperative             0.13% 11/01/11   25,000,000      25,000,000
   (y)++Basin Electric Power Cooperative             0.13% 12/02/11   15,000,000      14,998,321
   (y)++Basin Electric Power Cooperative             0.12% 12/06/11   19,000,000      18,997,783
   (y)++Basin Electric Power Cooperative             0.12% 12/09/11   43,000,000      42,994,553
   (y)BNP Paribas Finance, Inc.                      0.28% 11/02/11  200,000,000     199,998,444
   (y)++Caisse centrale Desjardis                    0.12% 11/17/11  150,000,000     149,992,000
   (y)++Caisse centrale Desjardis                    0.28% 12/14/11   94,100,000      94,069,091
   (y)++Caisse centrale Desjardis                    0.24% 01/12/12   26,000,000      25,987,520
   (y)++Caisse centrale Desjardis                    0.23% 01/26/12   50,000,000      49,972,528
   (y)++Caisse d'Amortissement De La Dette Sociale   0.46% 11/29/11  240,900,000     240,838,778
   (y)++Caisse d'Amortissement De La Dette Sociale   0.22% 12/12/11   80,000,000      79,979,956
   (y)++Caisse d'Amortissement De La Dette Sociale   0.52% 12/29/11   32,000,000      31,973,191
   (y)++Caisse d'Amortissement De La Dette Sociale   0.65% 03/22/12   25,000,000      24,935,903
   (y)++Caisse Des Depots Et Con                     0.47% 12/01/11  100,000,000      99,960,833
   (y)++Caisse Des Depots Et Con                     0.44% 12/02/11  100,000,000      99,962,111
   (y)++Caisse Des Depots Et Con                     0.50% 12/28/11  100,000,000      99,920,833
   (y)++Caisse Des Depots Et Con                     0.64% 01/30/12  100,000,000      99,840,000
   (y)++Commonwealth Bank of Australia               0.30% 01/17/12   30,000,000      29,980,750
   (y)++Commonwealth Bank of Australia               0.33% 02/13/12   17,710,000      17,693,116
   (y)++Commonwealth Bank of Australia               0.33% 02/15/12   50,000,000      49,951,417
   (y)++Commonwealth Bank of Australia               0.47% 03/19/12   22,000,000      21,960,076
   (y)++E.I. du Pont de Nemours Co.                  0.17% 12/06/11   30,700,000      30,694,926
   (y)++Eksportfinans ASA                            0.10% 11/07/11  140,000,000     139,997,817
   (y)++Eksportfinans ASA                            0.16% 11/29/11  100,000,000      99,987,556
   (y)++Eksportfinans ASA                            0.15% 12/14/11   18,455,000      18,451,693
   (y)++Eksportfinans ASA                            0.15% 12/28/11  100,000,000      99,976,250
   (y)++Electricite de France SA                     0.28% 11/04/11   99,368,000      99,365,681
   (y)++Electricite de France SA                     0.33% 12/02/11   30,333,000      30,324,380

                      See notes to financial statements.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
October 31, 2011
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                      ----  -------- ------------- -----------------
COMMERCIAL PAPER -- CONTINUED
   (y)++Electricite de France SA          0.33% 12/21/11   67,250,000      67,219,177
   (y)++Electricite de France SA          0.42% 01/20/12   74,600,000      74,530,373
   (y)++Electricite de France SA          0.42% 01/27/12  131,300,000     131,166,731
   (y)++Emerson Electric Co.              0.05% 11/17/11   36,000,000      35,999,200
   (y)General Electric Capital Corp.      0.21% 12/01/11  150,000,000     149,973,750
   (y)General Electric Capital Corp.      0.19% 12/21/11   50,000,000      49,986,806
   (y)General Electric Capital Corp.      0.22% 01/19/12   17,500,000      17,491,551
   (y)General Electric Capital Corp.      0.30% 03/14/12   50,000,000      49,944,167
   (y)++IBM Corp.                         0.05% 11/07/11   22,500,000      22,499,813
   (y)++KfW Bankengruppe                  0.16% 11/15/11   74,600,000      74,595,358
   (y)++KfW Bankengruppe                  0.17% 11/23/11  100,000,000      99,989,611
   (y)++KfW Bankengruppe                  0.18% 11/28/11   43,000,000      42,994,195
   (y)++KfW Bankengruppe                  0.21% 12/22/11   40,000,000      39,988,100
   (y)++KfW Bankengruppe                  0.22% 01/19/12   25,000,000      24,987,931
   (y)++Koch Resources L.L.C.             0.08% 11/04/11   25,000,000      24,999,833
   (y)++National Australia Funding        0.24% 11/04/11   25,000,000      24,999,500
   (y)++National Australia Funding        0.25% 12/01/11   50,000,000      49,989,583
   (y)++National Australia Funding        0.36% 02/06/12   50,000,000      49,952,174
   (y)++National Australia Funding        0.40% 04/02/12  120,000,000     119,796,000
   (y)++Nestle Capital Corp.              0.24% 11/28/11  100,000,000      99,982,375
   (y)++Nestle Capital Corp.              0.20% 11/29/11   50,000,000      49,992,222
   (y)++Nestle Capital Corp.              0.15% 12/06/11  100,000,000      99,985,417
   (y)++Nestle Capital Corp.              0.11% 01/26/12   30,000,000      29,992,117
   (y)++Nestle Capital Corp.              0.11% 02/09/12   35,000,000      34,989,306
   (y)++Nestle Capital Corp.              0.18% 02/28/12   25,000,000      24,985,125
   (y)Nestle Finance International Ltd.   0.14% 11/21/11   79,945,000      79,939,004
   (y)Nordea North America, Inc.          0.28% 11/02/11   15,000,000      14,999,883
   (y)Nordea North America, Inc.          0.28% 11/03/11   25,000,000      24,999,611
   (y)Nordea North America, Inc.          0.35% 01/13/12   20,000,000      19,985,806
   (y)Nordea North America, Inc.          0.37% 01/18/12   50,000,000      49,959,917
   (y)Nordea North America, Inc.          0.51% 03/15/12  100,000,000      99,810,625
   (y)++Novartis Finance Corp.            0.05% 11/01/11   20,000,000      20,000,000
   (y)++Novartis Finance Corp.            0.04% 11/04/11   45,000,000      44,999,850
   (y)++NRW Bank AG                       0.20% 11/01/11   95,000,000      95,000,000
   (y)++NRW Bank AG                       0.24% 11/02/11   50,000,000      49,999,667
   (y)++NRW Bank AG                       0.26% 11/07/11   75,000,000      74,996,750
   (y)++NRW Bank AG                       0.23% 11/14/11  100,000,000      99,991,694
   (y)++NRW Bank AG                       0.33% 11/16/11   25,000,000      24,996,562
   (y)++NRW Bank AG                       0.42% 02/13/12   50,000,000      49,939,333
   (y)++NRW Bank AG                       0.42% 02/21/12   50,000,000      49,934,667
   (y)Oesterreichische Kontrollbank AG    0.15% 12/30/11   15,000,000      14,996,313
   (y)Oesterreichische Kontrollbank AG    0.20% 01/19/12  100,000,000      99,956,111
   (y)Oesterreichische Kontrollbank AG    0.25% 01/27/12  270,000,000     269,834,700
   (y)++Old Line Funding L.L.C.           0.21% 11/15/11   75,000,000      74,993,875
   (y)++Old Line Funding L.L.C.           0.19% 11/18/11   62,000,000      61,995,027
   (y)++Old Line Funding L.L.C.           0.15% 11/22/11   20,985,000      20,983,164
   (y)++Old Line Funding L.L.C.           0.14% 11/30/11   35,012,000      35,008,051
   (y)++Parker Hannifin Corp.             0.08% 12/02/11    8,000,000       7,999,449
   (y)++Province of Quebec                0.11% 01/17/12   25,000,000      24,994,118
   (y)++Province of Quebec                0.10% 02/01/12   40,000,000      39,989,778
   (y)++Province of Quebec                0.10% 02/02/12   13,000,000      12,996,642
   (y)Queensland Treasury Corp.           0.19% 01/03/12   21,800,000      21,792,751
   (y)Queensland Treasury Corp.           0.33% 02/08/12   50,000,000      49,954,625
   (y)Rabobank USA Financial Corp.        0.35% 01/11/12   91,450,000      91,386,874
   (y)Rabobank USA Financial Corp.        0.48% 03/15/12   30,000,000      29,946,000
   (y)Rabobank USA Financial Corp.        0.48% 03/22/12   50,000,000      49,905,333
   (y)Rabobank USA Financial Corp.        0.55% 04/25/12   50,000,000      49,865,556
   (y)++Sanofi-Aventis                    0.10% 11/15/11   49,900,000      49,898,059
   (y)++Sanofi-Aventis                    0.10% 11/21/11   60,000,000      59,996,667
   (y)++Sanofi-Aventis                    0.08% 12/14/11   81,000,000      80,992,260
   (y)++Sheffield Receivables Corp.       0.26% 11/03/11   20,000,000      19,999,711
   (y)++Sheffield Receivables Corp.       0.30% 11/07/11   30,000,000      29,998,500
   (y)++Sheffield Receivables Corp.       0.27% 11/10/11   50,000,000      49,996,625

                      See notes to financial statements.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
October 31, 2011
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                                    ----  -------- ------------- -----------------
COMMERCIAL PAPER -- CONTINUED
   (y)++Sheffield Receivables Corp.                     0.27% 11/14/11    45,000,000      44,994,991
   (y)++Sheffield Receivables Corp.                     0.30% 11/17/11    50,000,000      49,993,333
   (y)++Sheffield Receivables Corp.                     0.24% 11/22/11     3,950,000       3,949,447
   (y)++Sheffield Receivables Corp.                     0.21% 11/30/11    15,500,000      15,497,378
   (y)++Sheffield Receivables Corp.                     0.28% 12/06/11    22,500,000      22,493,875
   (y)++Sheffield Receivables Corp.                     0.21% 12/07/11    55,000,000      54,985,650
   (y)++Sheffield Receivables Corp.                     0.28% 12/12/11    50,000,000      49,984,056
   (y)++Sheffield Receivables Corp.                     0.21% 12/13/11    10,000,000       9,997,550
   (y)++Sheffield Receivables Corp.                     0.28% 12/15/11    25,000,000      24,991,444
   (y)++Sheffield Receivables Corp.                     0.34% 01/05/12    20,000,000      19,987,722
   (y)++Sheffield Receivables Corp.                     0.35% 01/13/12    25,000,000      24,982,257
   (y)++Sheffield Receivables Corp.                     0.35% 01/17/12    15,000,000      14,988,771
   (y)++Sheffield Receivables Corp.                     0.36% 01/27/12    20,000,000      19,982,600
   (y)++Siemens Capital Co. L.L.C.                      0.14% 11/22/11    18,000,000      17,998,530
   (y)++Siemens Capital Co. L.L.C.                      0.13% 12/02/11   100,000,000      99,988,806
   (y)++Siemens Capital Co. L.L.C.                      0.14% 12/06/11   100,000,000      99,986,389
   (y)++Siemens Capital Co. L.L.C.                      0.16% 12/16/11   125,000,000     124,975,625
   (y)++Siemens Capital Co. L.L.C.                      0.14% 12/19/11    73,721,000      73,707,239
   (y)++Sysco Corp.                                     0.05% 11/04/11    22,800,000      22,799,905
   (y)++The Procter & Gamble Co.                        0.03% 11/03/11    75,000,000      74,999,875
   (y)++Total Capital Canada Ltd.                       0.07% 12/09/11    25,000,000      24,998,153
   (y)Toyota Motor Credit Corp.                         0.18% 12/05/11    27,500,000      27,495,325
   (y)Toyota Motor Credit Corp.                         0.37% 01/26/12   100,000,000      99,911,611
   (y)Toyota Motor Credit Corp.                         0.28% 01/30/12   142,000,000     141,910,600
   (y)Toyota Motor Credit Corp.                         0.40% 02/16/12    75,000,000      74,910,833
   (y)Toyota Motor Credit Corp.                         0.57% 04/02/12    20,000,000      19,951,550
                                                                       -------------   -------------
TOTAL COMMERCIAL PAPER (Amortized Cost $8,012,623,541)                 8,016,329,000   8,012,623,541
                                                                       -------------   -------------
YANKEE CERTIFICATES OF DEPOSIT-- 14.4%
   (r)Bank of Nova Scotia Houston                       0.59% 01/06/12    13,900,000      13,904,640
   (r)Bank of Nova Scotia Houston                       0.58% 03/05/12    76,285,000      76,347,323
   (r)Bank of Nova Scotia Houston                       0.59% 03/12/12   108,300,000     108,391,030
   (r)Bank of Nova Scotia Houston                       0.54% 06/11/12    50,000,000      50,059,773
   (r)BNP Paribas NY                                    0.63% 11/30/11    50,000,000      50,007,956
   (r)National Australia Bank NY                        0.32% 11/09/11   100,000,000     100,000,113
   (r)National Australia Bank NY                        0.34% 12/01/11    52,000,000      52,000,164
   (r)Nordea Bank Finland NY                            0.47% 02/01/12    75,000,000      75,034,346
   (r)Nordea Bank Finland NY                            0.51% 02/03/12    25,000,000      25,015,298
   (r)Nordea Bank Finland NY                            0.70% 04/13/12    24,010,000      24,039,229
   (r)Nordea Bank Finland NY                            0.49% 11/13/12    35,000,000      34,957,366
   Rabobank Nederland NV NY                             0.42% 03/01/12    50,000,000      50,000,000
   Rabobank Nederland NV NY                             0.48% 03/16/12    50,000,000      50,000,000
   (r)Rabobank Nederland NV NY                          0.34% 04/02/12   100,000,000     100,000,000
   (r)Royal Bank of Canada NY                           0.34% 01/27/12    30,400,000      30,404,430
   (r)Royal Bank of Canada NY                           0.40% 04/10/12   100,000,000     100,000,000
   (r)Royal Bank of Canada NY                           0.37% 09/20/12    75,000,000      75,000,000
   (r)Royal Bank of Canada NY                           0.40% 10/22/12    30,000,000      30,000,000
   Svenska Handelsbanken NY                             0.39% 01/27/12   100,000,000     100,001,207
   (r)Svenska Handelsbanken NY                          0.68% 01/30/12     8,120,000       8,124,497
   Svenska Handelsbanken NY                             0.39% 02/21/12    75,000,000      75,000,000
   Svenska Handelsbanken NY                             0.46% 02/27/12    50,000,000      50,000,000
   Svenska Handelsbanken NY                             0.46% 02/29/12    50,000,000      50,000,831
   Svenska Handelsbanken NY                             0.48% 03/14/12    30,000,000      30,000,000
   Svenska Handelsbanken NY                             0.50% 03/22/12    25,000,000      25,000,000
   (r)Svenska Handelsbanken NY                          0.54% 03/29/12   100,000,000     100,065,390
   (r)The Toronto-Dominion Bank Ltd. NY                 0.32% 01/12/12    90,000,000      90,000,000
   (r)The Toronto-Dominion Bank Ltd. NY                 0.26% 05/04/12   250,000,000     249,970,161
   (r)The Toronto-Dominion Bank Ltd. NY                 0.26% 05/11/12   100,000,000     100,000,000
   (r)Westpac Banking Corp NY                           0.32% 11/08/11    70,000,000      69,999,979
   (r)Westpac Banking Corp NY                           0.33% 12/09/11   100,000,000     100,000,000

                      See notes to financial statements.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
October 31, 2011
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                        RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                                                        ----  -------- ------------- -----------------
YANKEE CERTIFICATES OF DEPOSIT -- CONTINUED
   (r)Westpac Banking Corp NY                                               0.33% 06/15/12   100,000,000      100,000,000
                                                                                           -------------  ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Amortized Cost $2,193,323,733)                       2,193,015,000    2,193,323,733
                                                                                           -------------  ---------------
U.S. GOVERNMENT AGENCY SECURITIES-- 2.1%
   (y)Federal Home Loan Bank                                                0.03% 11/30/11    31,650,000       31,649,363
   (y)Federal Home Loan Bank                                                0.03% 12/07/11    10,322,000       10,321,690
   (y)Federal Home Loan Bank                                                0.03% 12/16/11    75,000,000       74,997,187
   (y)Federal Home Loan Mortgage Corp.                                      0.03% 11/28/11    25,000,000       24,999,531
   (y)Federal Home Loan Mortgage Corp.                                      0.03% 01/09/12    75,000,000       74,995,688
   (y)Federal National Mortgage Association                                 0.04% 11/23/11   100,000,000       99,997,556
                                                                                           -------------  ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Amortized Cost $316,961,015)                        316,972,000      316,961,015
                                                                                           -------------  ---------------
REPURCHASE AGREEMENTS-- 18.7%
   Bank of America (Purchased on 10/31/11, Proceeds at maturity
     $600,001,667 collateralized by U.S. Government Backed Securities and
     U.S. Treasury Note, 0.00% - 5.13% 01/25/12 - 07/31/16, market value
     $612,000,014)                                                          0.10% 11/01/11   600,000,000      600,000,000
   Barclays Capital Group L.L.C. (Purchased on 10/31/11, Proceeds at
     maturity $275,000,993 collateralized by Corporate Bonds, 0.29% -
     3.25%, 11/16/11 - 12/28/12, market value $280,500,001)                 0.13% 11/01/11   275,000,000      275,000,000
   Barclays Capital Group L.L.C. (Purchased on 10/31/11, Proceeds at
     maturity $375,001,146 collateralized by U.S. Government Backed
     Securities, 0.00% - 4.75%, 01/11/12 - 12/16/16, market value
     $382,503,263)                                                          0.11% 11/01/11   375,000,000      375,000,000
   Deutsche Bank (Purchased on 10/31/11, Proceeds at maturity
     $700,002,139 collateralized by U.S Government Backed Securities,
     0.00% - 10.35%, 11/01/11 - 10/12/21, market value $714,004,200)        0.11% 11/01/11   700,000,000      700,000,000
   JPMorgan Chase Bank (Purchased on 10/31/11, Proceeds at maturity
     $300,000,833 collateralized by U.S. Government Backed Securities,
     0.00% - 6.25%, 03/15/13 - 05/15/21, market value $306,002,143)         0.10% 11/01/11   300,000,000      300,000,000
   The Toronto Dominion Bank NY (Purchased on 10/31/11, Proceeds at
     maturity $600,001,667 collateralized by U.S. Government Backed
     Securities and U.S. Treasury Securities, 0.00% - 6.79%, 11/07/11 -
     05/15/30, market value $612,000,085)                                   0.10% 11/01/11   600,000,000      600,000,000
                                                                                           -------------  ---------------
TOTAL REPURCHASE AGREEMENTS (Amortized Cost $2,850,000,000)                                2,850,000,000    2,850,000,000
                                                                                           -------------  ---------------
TIME DEPOSITS-- 3.3%
   Barclays Capital Group L.L.C.                                            0.12% 11/01/11   300,000,000      300,000,000
   BNP Paribas Finance, Inc                                                 0.14% 11/01/11   200,000,000      200,000,000
                                                                                           -------------  ---------------
TOTAL TIME DEPOSITS (Amortized Cost $500,000,000)                                            500,000,000      500,000,000
                                                                                           -------------  ---------------
TOTAL INVESTMENTS (Amortized Cost $14,980,264,799) -- 98.4%                                               $14,980,264,799
                                                                                                          ===============

(r)  The adjustable/variable rate shown is effective as of 10/31/11.
(y)  The rate shown is the effective yield.
++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by Board of Trustees. The aggregate value of these securities at October 31, 2011 was $6,063,762,337 which represented 40.5% of the total investments of the Fund.
AG   Aktiengesellschaft (German & Swiss stock corporation)
ASA  Allmennaksjeselskap (Norwegian Stock company)

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Statement of Assets and Liabilities
October 31, 2011

ASSETS:
Investments, at Value & Cost                                           $12,130,264,799
Repurchase agreements, at Value & Cost                                   2,850,000,000
                                                                       ---------------
       Total Investments                                                14,980,264,799
                                                                       ---------------
Cash                                                                       237,509,663
Interest Receivable                                                          4,785,276
                                                                       ---------------
       Total Assets                                                     15,222,559,738
                                                                       ---------------
LIABILITIES:
Distributions Payable                                                        2,110,999
Accrued Expenses and Other Payables:
   Investment Advisory                                                         626,951
   Administration                                                               33,291
   CCO                                                                           2,225
   Professional                                                                 73,823
   Director/Trustee                                                             83,280
   Other                                                                         7,344
                                                                       ---------------
       Total Liabilities                                                     2,937,913
                                                                       ---------------
NET ASSETS                                                             $15,219,621,825
                                                                       ===============
NET ASSETS CONSIST OF:
Capital                                                                $15,219,547,751
Undistributed Net Investment Income                                             74,074
Accumulated Net Realized Gains from Investment Transactions                         --
                                                                       ---------------
NET ASSETS                                                             $15,219,621,825
                                                                       ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized,
  No Par Value)                                                         15,219,547,751
Net Asset Value (Offering and Redemption Price Per Share)              $          1.00

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Statement of Operations
For the Year Ended October 31, 2011

         INVESTMENT INCOME:
         Interest                                         $34,040,405
         Dividend                                             389,858
                                                          -----------
            Total Investment Income                        34,430,263
                                                          -----------
         EXPENSES:
         Investment Advisory Fees                           7,365,345
         Administration Fees                                  736,588
         CCO Fees                                              26,352
         Professional Fees                                    159,396
         Director/Trustee Fees                                119,793
         Other Expenses                                        87,290
                                                          -----------
            Total Expenses                                  8,494,764
                                                          -----------
         Fees Paid Indirectly                                 (77,520)
                                                          -----------
            Net Expenses                                    8,417,244
                                                          -----------
         NET INVESTMENT INCOME                             26,013,019
                                                          -----------
         NET REALIZED GAINS FROM SECURITIES TRANSACTIONS       59,078
                                                          -----------
         CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   $26,072,097
                                                          ===========

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Statements of Changes in Net Assets

                                                                                FOR THE PERIOD
                                                          FOR THE YEAR ENDED        ENDED
                                                           OCTOBER 31, 2011  OCTOBER 31, 2010 (A)
                                                          ------------------ --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                   $     26,013,019    $     22,806,584
   Net Realized Gains from Investments Transactions                  59,078              53,439
                                                           ----------------    ----------------
Change in Net Assets from Operations                             26,072,097          22,860,023
                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From Net Investment Income                                   (26,013,019)        (22,806,584)
   From Net Realized Gains                                               --             (38,443)
                                                           ----------------    ----------------
Changes in Net Assets from Distributions to Shareholders        (26,013,019)        (22,845,027)
                                                           ----------------    ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                               55,113,515,363      54,043,859,889
   Cost of Shares Redeemed                                  (53,709,001,947)    (40,228,825,554)
                                                           ----------------    ----------------
Change in Net Assets from Capital Transactions                1,404,513,416      13,815,034,335
                                                           ----------------    ----------------
Change in Net Assets                                          1,404,572,494      13,815,049,331
                                                           ----------------    ----------------
NET ASSETS:
Beginning of Period                                          13,815,049,331                  --
                                                           ----------------    ----------------
End of Period                                              $ 15,219,621,825    $ 13,815,049,331
                                                           ================    ================
UNDISTRIBUTED NET INVESTMENT INCOME                        $         74,074    $         14,996
                                                           ================    ================
SHARES TRANSACTIONS:
   Shares Issued                                             55,113,515,363      54,043,859,889
   Shares Redeemed                                          (53,709,001,947)    (40,228,825,554)
                                                           ----------------    ----------------
Change in Shares                                              1,404,513,416      13,815,034,335
                                                           ----------------    ----------------

(a) For the Period February 1, 2010 (commencement of operations) to October 31, 2010.

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Financial Highlights

                                                                  FOR THE        FOR THE
                                                                    YEAR          PERIOD
                                                                   ENDED          ENDED
                                                                 10/31/2011   10/31/2010 (A)
                                                               -----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      1.00     $      1.00
INVESTMENT ACTIVITIES:
   Net Investment Income                                               -- (b)          -- (b)
   Net Realized and Unrealized Gains (Losses) on Investments           -- (b)          -- (b)
                                                               -----------     -----------
Total from Investment Activities                                        --              --
                                                               -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                               -- (b)          -- (b)
   Net Realized Gains                                                   --             -- (b)
                                                               -----------     -----------
TOTAL DISTRIBUTIONS                                                    -- (b)          -- (b)
                                                               ===========     ===========
NET ASSET VALUE, END OF PERIOD                                 $      1.00     $      1.00
                                                               ===========     ===========
Total Return                                                          0.18%           0.17%(c)

SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $15,219,622     $13,815,049

RATIOS TO AVERAGE NET ASSETS:
Net Investment Income                                                 0.18%           0.23%(d)
Expenses                                                              0.06%           0.06%(d)
Expenses (e)                                                          0.06%           0.06%(d)

(a)  For the Period February 1, 2010 (commencement of operations) to
     October 31, 2010.
(b)  Amount less than $0.005.
(c)  Not annualized.
(d)  Annualized.
(e) Ratio as disclosed reflects the impact of custody fee credit earned by the Fund on cash balances.

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2011
--------------------------------------------------------------------------------

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven operational investment portfolios of which one is included in this report, The DFA Short Term Investment Fund (the "Fund"), and ten are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income that the Advisor (as hereinafter defined) believes is consistent with stability of principal and the maintenance of liquidity. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund seeks to maintain a constant net asset value of $1.00 per share by use of the amortized cost method of asset valuation, which approximates market value, pursuant to procedures adopted by the Board. If amortized cost no longer approximates market value, the Fund will use pricing and valuation procedures approved by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  . Level 1 -  quoted prices in active markets for identical securities
  . Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  . Level 3 -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of short-term security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of October 31, 2011.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - Continued
October 31, 2011
--------------------------------------------------------------------------------

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2011:

                                          LEVEL 1        LEVEL 2         LEVEL 3
                                       INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                         SECURITIES     SECURITIES      SECURITIES
                                       -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                          $--       $   564,999,097      $--
   Yankee Dollars                                         542,357,413
   Commercial Paper                          --         8,012,623,541       --
   Yankee Certificates of Deposit            --         2,193,323,733       --
   U.S. Government Agency Securities         --           316,961,015       --
   Repurchase Agreements                                2,850,000,000
   Time Deposits                             --           500,000,000       --
                                            ---       ---------------      ---
TOTAL                                       $--       $14,980,264,799      $--
                                            ===       ===============      ===

2. DEFERRED COMPENSATION PLAN - Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2011, the Fund's total liability of $70,000 for deferred compensation to Trustees is included in "Trustee" fees payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund declares a distribution daily of its net income and normally distributes any net investment income monthly. Any capital gains will be distributed no less frequently than annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective Funds in the Trust based upon relative net assets or on another reasonable basis.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - Continued
October 31, 2011
--------------------------------------------------------------------------------

following permanent differences as of October 31, 2011, attributable to distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share:

                                            INCREASE IN        DECREASE IN
                                           UNDISTRIBUTED     ACCUMULATED NET
                                       NET INVESTMENT INCOME REALIZED GAINS
                                       --------------------- ---------------
   The DFA Short Term Investment Fund         $59,078           $(59,078)

As of October 31, 2011, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the prior three tax year ends and the interim tax period since then).

The tax character of distributions paid to shareholders during the period ended October 31, 2011 were as follows:

                                     DISTRIBUTIONS PAID FROM
                                    -------------------------
                                    NET INVESTMENT TAX-EXEMPT TOTAL DISTRIBUTIONS
                                        INCOME       INCOME          PAID
                                    -------------- ---------- -------------------
The DFA Short Term Investment Fund   $26,013,019      $--         $26,013,019

As of October 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                       UNDISTRIBUTED                                                             TOTAL
                                    -------------------                           ACCUMULATED    UNREALIZED   ACCUMULATED
                                    ORDINARY TAX-EXEMPT ACCUMULATED DISTRIBUTIONS CAPITAL AND  APPRECIATION/   EARNINGS
                                     INCOME    INCOME    EARNINGS      PAYABLE    OTHER LOSSES (DEPRECIATION)  (DEFICIT)
                                    -------- ---------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $211,048    $--      $211,048        $--          $--           $--        $211,048

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required at all times, to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment manager since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - Continued
October 31, 2011
--------------------------------------------------------------------------------


FEES PAID TO OFFICERS - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.005% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT

The Fund, together with other Dimensional-advised portfolios have entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2011.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Fund under this line of credit during the year ended
October 31, 2011.

H. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued Accounting Standard update 2011-04 ("ASU 2011-04") "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - Continued
October 31, 2011
--------------------------------------------------------------------------------


I. OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results or operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. SUBSEQUENT EVENTS

Effective November 1, 2011, the security valuation policy of the Fund was changed to value its shares in accordance with the Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Effective November 1, 2011, the fee payable to the Administrator pursuant to the terms of the Master Services Agreement increased from 0.005% of the Fund's average daily net assets to 0.007% of the Fund's average daily net assets.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The DFA Short Term Investment Fund and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") at October 31, 2011 and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------


OTHER FEDERAL INCOME TAX INFORMATION

For the period ended October 31, 2011, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2011 Form 1099-DIV.

For the period ended October 31, 2011, the Fund paid qualified interest income for purposes of a reduced individual federal income tax rate of:

                                                     PERCENTAGE
                                                     ----------
                 The DFA Short Term Investment Fund    98.65%

For the period ended October 31, 2011, the Fund paid qualified short-term capital gains for purposes of a reduced individual federal income tax rate of:

                                                     PERCENTAGE
                                                     ----------
                 The DFA Short Term Investment Fund    100.00%

For the period ended October 31, 2011, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code;

                                                      AMOUNT
                                                      -------
                  The DFA Short Term Investment Fund  $59,078

EXPENSE EXAMPLE

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD *  DURING PERIOD
                                       5/1/11       10/31/11    5/1/11-10/31/11 5/1/11-10/31/11
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,000.80        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2011 to October 31, 2011 divided by the number of days in the fiscal year.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*   DURING PERIOD
                                       5/1/11       10/31/11    5/1/11-10/31/11 5/1/11-10/31/11
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.90        $0.31           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2011 to October 31, 2011 divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1/st/ and ending June 30/th/.

PORTFOLIO HOLDING INFORMATION

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc. or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the quarter. The schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.goc, or the may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------


FUND MANAGEMENT

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has four standing committees, an Audit Committee, a Nominating Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J . Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------


NAME, POSITION WITH THE    TERM OF OFFICE\\1\\ AND  PORTFOLIOS WITHIN THE DFA   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
FUND, ADDRESS AND AGE      LENGTH OF SERVICE        FUND COMPLEX\\2\\ OVERSEEN  OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------    --------------------     -------------------------   -----------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides   DFAITC - since 1993        94 portfolios in 4        Leo Melamed Professor of Finance, The
Director of DFAIDG         DFAIDG - since 1983        investment companies      University of Chicago Booth School of
and DIG.                   DIG - since 1993                                     Business.
Trustee of DFAITC          DEM - since 1993
and DEM.
The University of Chicago
Booth
School of
Business 5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould              DFAITC - since 1993        94 portfolios in 4        Steven G. Rothmeier Distinguished Service
Director of DFAIDG         DFAIDG - since 1986        investment companies      Professor of Economics, The University of
and DIG.                   DIG - since 1993                                     Chicago Booth School of Business (since
Trustee of DFAITC          DEM - since 1993                                     1965). Member and Chair, Competitive
and DEM.                                                                        Markets Advisory Committee, Chicago
The University of                                                               Mercantile Exchange (futures trading
Chicago Booth                                                                   exchange) (since 2004). Formerly, Director of
School of                                                                       UNext, Inc. (1999-2006). Trustee, Harbor
Business 5807                                                                   Fund (registered investment company) (30
S. Woodlawn Avenue                                                              Portfolios) (since 1994). Formerly, Member of
Chicago, IL 60637                                                               the Board of Milwaukee Mutal Insurance
Age: 72                                                                         Company (1997-2010).

Roger G. Ibbotson          DFAITC - since 1993        94 portfolios in 4        Professor in Practice of Finance, Yale School
Director of DFAIDG         DFAIDG - since 1981        investment companies      of Management (since 1984). Chairman, CIO
and DIG.                   DIG - since 1993                                     and Partner, Zebra Capital Management, LLC
Trustee of DFAITC          DEM - since 1993                                     (hedge fund manager) (since 2001). Consultant
and DEM. Yale                                                                   to Morningstar, Inc. (since 2006). Formerly,
School of                                                                       Chairman, Ibbotson Associates, Inc., Chicago,
Management                                                                      IL (software data publishing and consulting)
135 Prospect Street                                                             (1977-2006). Formerly, Director, BIRR
New Haven, CT                                                                   Portfolio Analysis, Inc. (software products)
06520-8200                                                                      (1990-2010).
Age: 68

Edward P. Lazear           DFAITC - since 2010        94 portfolios in 4        Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG         DFAIDG - since 2010        investment companies      Institution (since 2002). Jack Steele Parker
and DIG.                   DIG - since 2010                                     Professor of Human Resources Management
Trustee of DFAITC          DEM - since 2010                                     and Economics, Graduate School of Business,
and DEM.                                                                        Stanford University (since 1995). Cornerstone
Stanford University                                                             Research (expert testimony and economic and
Graduate School of                                                              financial analysis) (since 2009). Formerly,
Business                                                                        Chairman of the President George W. Bush's
518 Memorial Way                                                                Council of Economic Advisers (2006-2009).
Stanford,                                                                       Formerly, Council of Economic Advisors,
CA 94305-5015                                                                   State of California (2005-2006). Formerly,
Age: 63                                                                         Commissioner, White House Panel on Tax
                                                                                Reform (2005).

Myron S. Scholes           DFAITC - since 1993        94 portfolios in 4        Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG         DFAIDG - since 1981        investment companies      Stanford University (since 1981). Formerly,
and DIG.                   DIG - since 1993                                     Chairman, Platinum Grove Asset
Trustee of DFAITC          DEM - since 1993                                     Management, L.P. (hedge fund) (formerly,
and DEM.                                                                        Oak Hill Platinum Partners) (1999-2009).
c/o Dimensional                                                                 Formerly, Managing Partner, Oak Hill Capital
Fund Advisors, L.P.                                                             Management (private equity firm) (until 2004).
6300 Bee Cave Road                                                              Director, American Century Fund Complex
Building 1                                                                      (registered investment companies) (40
Austin,                                                                         Portfolios) (since 1980). Formerly, Director,
TX 78746                                                                        Chicago Mercantile Exchange (2001-2008).
Age: 70

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------

Abbie J. Smith             DFAITC - since 2000  94 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and     DFAIDG - since 2000  investment companies  Professor of Accounting, The University of
DIG.                       DIG - since 2000                           Chicago Booth School of Business (since
Trustee of DFAITC and      DEM - since 2000                           1980). Co-Director Investment Research,
DEM.                                                                  Fundamental Investment Advisors (hedge
The University of Chicago                                             fund) (since 2008). Director, HNI Corporation
Booth School of Business                                              (formerly known as HON Industries Inc.)
5807 S. Woodlawn Avenue                                               (office furniture) (since 2000). Director, Ryder
Chicago, IL 60637                                                     System Inc. (transportation, logistics and
Age: 58                                                               supply-chain management) (since 2003).
                                                                      Trustee, UBS Funds (3 investment companies
                                                                      within the fund complex) (52 portfolios) (since
                                                                      2009).

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------


                                                                                           PRINCIPAL OCCUPATION(S)
                                                                                           DURING PAST 5 YEARS AND
NAME, POSITION WITH THE         TERM OF OFFICE\\1\\ AND    PORTFOLIOS WITHIN THE DFA    OTHER DIRECTORSHIPS OF PUBLIC
FUND, ADDRESS AND AGE           LENGTH OF SERVICE          FUND COMPLEX\\2\\ OVERSEEN          COMPANIES HELD
---------------------           ----------------------     -------------------------    -----------------------------
                                         INTERESTED TRUSTEES/DIRECTORS*
David G. Booth Chairman,        DFAITC - since 1993          94 portfolios in 4         Chairman, Director/Trustee,
Director, Co-Chief Executive    DFAIDG - since 1981          investment companies       President, and Co-Chief
Officer and President of        DIG - since 1992                                        Executive Officer (since
DFAIDG and DIG.                 DEM - since 1993                                        January 2010) of Dimensional
Chairman, Trustee, Co-Chief                                                             Holdings Inc., Dimensional
Executive Officer and                                                                   Fund Advisors LP, DFA
President of DFAITC and                                                                 Securities LLC, Dimensional
DEM. 6300 Bee Cave Road,                                                                Emerging Markets Value Fund,
Building One Austin, Texas                                                              DFAIDG, Dimensional
78746                                                                                   Investment Group Inc. and The
Age: 64                                                                                 DFA Investment Trust Company.
                                                                                        Director of Dimensional Fund
                                                                                        Advisors Ltd., Dimensional
                                                                                        Funds PLC, Dimensional Funds
                                                                                        II PLC, DFA Australia Limited
                                                                                        and Dimensional Cayman
                                                                                        Commodity Fund I Ltd.
                                                                                        Chairman and President of
                                                                                        Dimensional SmartNest LLC and
                                                                                        Dimensional SmartNest (US)
                                                                                        LLC. Chairman, Director and
                                                                                        Co-Chief Executive Officer of
                                                                                        Dimensional Fund Advisors
                                                                                        Canada ULC. Limited Partner,
                                                                                        Oak Hill Partners (since
                                                                                        2001) and VSC Investors, LLC
                                                                                        (since 2007). Trustee, The
                                                                                        University of Chicago.
                                                                                        Trustee, University of Kansas
                                                                                        Endowment Association.
                                                                                        Formerly, Chief Executive
                                                                                        Officer (until 2010) and
                                                                                        Chief Investment Officer
                                                                                        (2003-2007) of Dimensional
                                                                                        Fund Advisors LP, DFA
                                                                                        Securities LLC, Dimensional
                                                                                        Emerging Markets Value Fund,
                                                                                        DFAIDG, Dimensional
                                                                                        Investment Group Inc., The
                                                                                        DFA Investment Trust Company
                                                                                        and Dimensional Holdings Inc.
                                                                                        Formerly, Chief Investment
                                                                                        Officer of Dimensional Fund
                                                                                        Advisors Ltd. Formerly,
                                                                                        President and Chief
                                                                                        Investment Officer of DFA
                                                                                        Australia Limited. Formerly,
                                                                                        Director, SA Funds
                                                                                        (registered investment
                                                                                        company).

Eduardo A. Repetto Director,    DFAITC - since 2009          94 portfolios in 4         Co-Chief Executive Officer
Co-Chief Executive Officer      DFAIDG - since 2009          investment companies       (since January 2010), Chief
and Chief Investment Officer    DIG - since 2009                                        Investment Officer (since
of DFAIDG and DIG.              DEM - since 2009                                        March 2007) and
Trustee, Co-Chief Executive                                                             Director/Trustee of
Officer and Chief Investment                                                            Dimensional Holdings Inc.,
Officer of DFAITC and                                                                   Dimensional Fund Advisors LP,
DEM. 6300 Bee Cave Road,                                                                DFA Securities LLC,
Building One Austin, TX                                                                 Dimensional Emerging Markets
78746                                                                                   Value Fund, DFAIDG,
Age: 44                                                                                 Dimensional Investment Group
                                                                                        Inc., The DFA Investment
                                                                                        Trust Company and Dimensional
                                                                                        Cayman Commodity Fund I Ltd.
                                                                                        Co-Chief Executive Officer,
                                                                                        President and Chief
                                                                                        Investment Officer of
                                                                                        Dimensional Fund Advisors
                                                                                        Canada ULC. Chief Investment
                                                                                        Officer, Vice President and
                                                                                        Director of DFA Australia
                                                                                        Limited. Director of
                                                                                        Dimensional Fund Advisors
                                                                                        Ltd., Dimensional Funds PLC
                                                                                        and Dimensional Funds II PLC.
                                                                                        Co-Chief Executive Officer of
                                                                                        Dimensional SmartNest LLC and
                                                                                        Dimensional SmartNest (US)
                                                                                        LLC. Formerly, Vice President
                                                                                        of Dimensional Holdings Inc.,
                                                                                        Dimensional Fund Advisors LP,
                                                                                        DFA Securities LLC,
                                                                                        Dimensional Emerging Markets
                                                                                        Value Fund, DFAIDG,
                                                                                        Dimensional Investment Group
                                                                                        Inc., The DFA Investment
                                                                                        Trust Company and Dimensional
                                                                                        Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------

OFFICERS

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is:
Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

NAME, POSITION WITH THE FUND AND  TERM OF OFFICE\\1\\ AND
AGE                               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  -------------------      --------------------------------------------------------------------
                                                                                        OFFICERS
 April A. Aandal                      Since 2008           Vice President, Global Business Development of all the DFA
 Vice President, Global                                    Entities. Chief Learning Officer of Dimensional (September 2008-
 Business Development                                      October 2011). Formerly, Regional Director of Dimensional (2004-
 Age: 48                                                   2008).

 Darryl D. Avery                      Since 2005           Vice President of all the DFA Entities.
 Vice President
 Age: 45

 Arthur H. Barlow                     Since 1993           Vice President of all the DFA Entities. Formerly, Vice President of
 Vice President                                            DFA Australia Limited and Dimensional Fund Advisors Ltd.
 Age: 55

 John T. Blood                        Since 2011           Vice President of all the DFA Entities. Regional Director for
 Vice President                                            Dimensional (2010). Formerly, Chief Market Strategist at
 Age: 42                                                   Commonwealth Financial (2007-2010); Director of Research at
                                                           Commonwealth Financial (2000-2007).

 Scott A. Bosworth                    Since 2007           Vice President of all the DFA Entities. Regional Director of
 Vice President                                            Dimensional (since November 1997).
 Age: 42

 Valerie A. Brown                     Since 2001           Vice President and Assistant Secretary of all the DFA Entities, DFA
 Vice President and Assistant                              Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
 Secretary                                                 Fund Advisors Canada ULC (since 2003) and Dimensional Cayman
 Age: 44                                                   Commodity Fund I Ltd.

 David P. Butler                      Since 2007           Vice President of all the DFA Entities. Head of Global Financial
 Vice President                                            Services of Dimensional (since 2008). Formerly, Regional Director
 Age: 47                                                   of Dimensional (January 1995 to January 2005).

 James G. Charles                     Since 2011           Vice President of all the DFA Entities. Regional Director for
 Vice President                                            Dimensional (2008-2010). Formerly, Vice President, Client Portfolio
 Age: 55                                                   Manager at American Century Investments (2001-2008).

 Joseph H. Chi                        Since 2009           Vice President of all the DFA Entities. Portfolio Manager for
 Vice President                                            Dimensional (since October 2005).
 Age: 45

 Stephen A. Clark                     Since 2004           Vice President of all the DFA Entities, DFA Australia Limited and
 Vice President                                            Dimensional Fund Advisors Canada ULC.
 Age: 39

 Robert P. Cornell                    Since 2007           Vice President of all the DFA Entities. Regional Director of
 Vice President                                            Financial Services Group of Dimensional (since August 1993).
 Age: 62

 George H. Crane                      Since 2010           Vice President of all the DFA Entities. Formerly, Senior Vice
 Vice President                                            President and Managing Director at State Street Bank & Trust
 Age: 56                                                   Company (2007-2008). Managing Director, Head of Investment
                                                           Administration and Operations at State Street Research &
                                                           Management Company (2002-2005).

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------


NAME, POSITION WITH THE FUND AND    TERM OF OFFICE\\1\\ AND
AGE                                 LENGTH OF SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------    -------------------      --------------------------------------------------------------------
Christopher S. Crossan                  Since 2004           Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                              Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                           Dimensional SmartNest LLC and Dimensional SmartNest (US) LLC.
Age: 45                                                      Chief Compliance Officer of Dimensional Fund Advisors Canada
                                                             ULC.

James L. Davis                          Since 1999           Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited and Dimensional Fund Advisors Ltd.
Age: 54

Robert T. Deere                         Since 1994           Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                               Dimensional Fund Advisors Canada ULC.
Age: 54

Peter F. Dillard                        Since 2010           Vice President of all the DFA Entities. Research Associate for
Vice President                                               Dimensional (since August 2008). Formerly, Research Assistant for
Age: 39                                                      Dimensional (April 2006-August 2008).

Robert W. Dintzner                      Since 2001           Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                                     Officer of Dimensional (since 2010).
Communications Officer
Age: 41

Richard A. Eustice                      Since 1998           Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                 DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                                    Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 46                                                      Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                     Since 2004           Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                          Since 2008           Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                               Dimensional (since September 2004).
Age: 37

Jeremy P. Freeman                       Since 2009           Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                               for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 40                                                      Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour                        Since 2007           Vice President of all the DFA Entities. Regional Director of
Vice President                                               Dimensional.
Age: 44

Henry F. Gray                           Since 2000           Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited.
Age: 44

John T. Gray                            Since 2007           Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                               of Dimensional (January 2005 to February 2007).
Age: 37

Joel H. Hefner                          Since 2007           Vice President of all the DFA Entities. Regional Director of
Vice President                                               Dimensional (since June 1998).
Age: 43

Julie C. Henderson                      Since 2005           Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund Controller                           Dimensional Cayman Commodity Fund I Ltd.
Age: 37

Kevin B. Hight                          Since 2005           Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                         Since 2004           Vice President of all the DFA Entities.
Vice President
Age: 43

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------


NAME, POSITION WITH THE FUND AND  TERM OF OFFICE\\1\\ AND
AGE                               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  -------------------      ---------------------------------------------------------------------
Michael C. Horvath                    Since 2011           Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                             Co-Head Global Consultant Relations at BlackRock (2004-2011).
Age: 51

Jeff J. Jeon                          Since 2004           Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                             Commodity Fund I Ltd.
Age: 37

Patrick M. Keating                    Since 2003           Vice President of all the DFA Entities and Dimensional Cayman
Vice President and                                         Commodity Fund I Ltd. and Chief Operating Officer of Dimensional
Chief Operating Officer                                    and Dimensional Cayman Commodity Fund I Ltd. Director, Vice
Age: 56                                                    President and Chief Privacy Officer of Dimensional Fund Advisors
                                                           Canada ULC. Director of DFA Australia Limited.

David M. Kershner                     Since 2010           Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                             Dimensional (since June 2004).
Age: 40

Timothy R. Kohn                       Since 2011           Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                             Sales for Dimensional (since August 2010). Formerly, Chief DC
Age: 40                                                    Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                    Since 2004           Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                      Since 2011           Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (2007-2010).
Age: 42

Michael F. Lane                       Since 2004           Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                            Since 2005           Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                        Since 2011           Vice President of all the DFA Entities. Research Associate for
Vice President                                             Dimensional (July 2008-2010).
Age: 30

Apollo D. Lupescu                     Since 2009           Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since February 2004).
Age: 42

Kenneth M. Manell                     Since 2010           Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                             Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 38                                                    2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                           (January 2004-September 2006).

Aaron M. Marcus                       Since 2008           Vice President and Head of Global Human Resources of
Vice President & Head of Global                            Dimensional. Formerly, Global Head of Recruiting and Vice
Human Resources                                            President of Goldman Sachs & Co. (June 2006 to January 2008), and
Age: 41                                                    Global Co-Head of HR of the Equities & FICC Division, and Vice
                                                           President of Goldman Sachs & Co. (May 2005 to May 2006).

David R. Martin                       Since 2007           Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President,                                            Entities. Director, Vice President, Chief Financial Officer and
Chief Financial Officer                                    Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia
and Treasurer                                              Limited. Chief Financial Officer, Treasurer, and Vice President of
Age: 54                                                    Dimensional Fund Advisors Canada ULC, Dimensional SmartNest
                                                           LLC, Dimensional SmartNest (US) LLC and Dimensional Cayman
                                                           Commidity Fund I Ltd. Director of Dimensional Funds PLC and
                                                           Dimensional Funds II PLC. Formerly, Executive Vice President and
                                                           Chief Financial Officer of Janus Capital Group Inc. (June 2005 to
                                                           March 2007).

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------

NAME, POSITION WITH THE FUND AND  TERM OF OFFICE\\1\\ AND
AGE                               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  ---------------------    ---------------------------------------------------------------------
Catherine L. Newell               Vice President since     Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary       1997 and Secretary      President and Secretary of DFA Australia Limited and Dimensional
Age: 47                                since 2000          Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                           Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                           LLC, Dimensional SmartNest (US) LLC and Dimensional Cayman
                                                           Commodity Fund I Ltd. Director, Dimensional Funds PLC and
                                                           Dimensional Funds II PLC (since 2002 and 2006, respectively).
                                                           Formerly, Assistant Secretary of all DFA Entities, DFA Australia
                                                           Limited and Dimensional Fund Advisors Ltd.

Christian A. Newton                    Since 2009          Vice President of all DFA Entities. Web Services Manager for
Vice President                                             Dimensional (since January 2008). Formerly, Design Manager of
Age: 36                                                    Dimensional (2005-2008).

Pamela B. Noble                        Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                             Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 47                                                    Manager at USAA Investment Management Company (2001-2006).

Carolyn L. O                           Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                             Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 37                                                    2011). Counsel for Dimensional (2007-2011). Formerly, Associate at
                                                           K&L Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly                     Since 2007          Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                             of Dimensional (2004 to 2006).
Age: 34

Daniel C. Ong                          Since 2009          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                             Dimensional (since July 2005).
Age: 37

Kyle K. Ozaki                          Since 2010          Vice President of all the DFA Entities. Senior Compliance Officer
Vice President                                             for Dimensional (since January 2008). Formerly, Compliance Officer
Age: 33                                                    (February 2006-December 2007) and Compliance Analyst (August
                                                           2004-January 2006) for Dimensional.

David A. Plecha                        Since 1993          Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                             Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
Age: 50                                                    Canada ULC.

Allen Pu                               Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                             Dimensional (July 2006-2010).
Age: 40

Stephen A. Quance                      Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                             Dimensional (October 2006-2010).
Age: 37

Theodore W. Randall                    Since 2008          Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                             of Dimensional (2006-2008). Systems Developer of Dimensional
Age: 38                                                    (2001-2006).

L. Jacobo Rodriguez                    Since 2005          Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                          Since 2010          Vice President of all the DFA Entities. Client Systems Manager for
Vice President                                             Dimensional (since July 2008). Formerly, Senior Manager at
Age: 52                                                    Vanguard (November 1997-July 2008).

David E. Schneider                     Since 2001          Vice President of all the DFA Entities and Dimensional Fund
Vice President                                             Advisors Canada ULC. Head of Institutional Services of
Age: 65                                                    Dimensional.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
October 31, 2011
--------------------------------------------------------------------------------

NAME, POSITION WITH THE FUND AND  TERM OF OFFICE\\1\\ AND
AGE                               LENGTH OF SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  -------------------      ----------------------------------------------------------------------
Walid A. Shinnawi                     Since 2010           Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since March 2006). Formerly, Senior Director at
Age: 49                                                    Moody's KMV (1999-March 2006).

Bruce A. Simmons                      Since 2009           Vice President of all the DFA Entities. Investment Operations
Vice President                                             Manager for Dimensional (since May 2007). Formerly, Vice
Age: 46                                                    President Client and Fund Reporting at Mellon Financial (September
                                                           2005-May 2007).
Edward R. Simpson                     Since 2007           Vice President of all the DFA Entities. Regional Director of
Vice President                                             Dimensional (since December 2002).
Age: 43

Bryce D. Skaff                        Since 2007           Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             of Dimensional (December 1999 to January 2007).
Age: 36

Andrew D. Smith                       Since 2011           Vice President of all the DFA Entities. Project Manager for
Vice President                                             Dimensional (2007-2010). Formerly, Business Analyst Manager,
Age: 43                                                    National Instruments (2003-2007).

Grady M. Smith                        Since 2004           Vice President of all the DFA Entities and Dimensional Fund
Vice President                                             Advisors Canada ULC.
Age: 55

Carl G. Snyder                        Since 2000           Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                             DFA Australia Limited.
Age: 48

Lawrence R. Spieth                    Since 2004           Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman                    Since 2004           Vice President of all the DFA Entities and Director and Vice
Vice President                                             President of Dimensional Fund Advisors Canada ULC.
Age: 38

Robert C. Trotter                     Since 2009           Vice President of all the DFA Entities. Senior Manager Technology
Vice President                                             for Dimensional Fund Advisors LP (since March 2007). Formerly,
Age: 53                                                    Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                       Since 1997           Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                             Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
Age: 45                                                    Canada ULC.

Brian J. Walsh                        Since 2009           Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                             Dimensional (since 2004).
Age: 41

Weston J. Wellington                  Since 1997           Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                             DFA Australia Limited.
Age: 60

Ryan J. Wiley                         Since 2007           Vice President of all the DFA Entities. Senior Trader of Dimensional.
Vice President                                             Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to
Age: 35                                                    2006) for Dimensional.

Paul E. Wise                          Since 2005           Vice President of all the DFA Entities. Chief Technology Officer for
Vice President                                             Dimensional (since 2004).
Age: 56

John S. Wotowicz                      Since 2010           Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                             at Morgan Stanley (1999-2007).
Age: 47

Joseph L. Young                       Since 2011           Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

                                  Fiscal Year Ended October 31, 2011: $438,670 Fiscal Year Ended October 31, 2010: $415,897

     (b)  Audit-Related Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2011:  $26,396
                                  Fiscal Year Ended October 31, 2010:  $27,315

For fiscal years ended October 31, 2010 and October 31, 2011, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                  Fiscal Year Ended October 31, 2011: $160,000 Fiscal Year Ended October 31, 2010: $159,000

For the fiscal years ended October 31, 2011 and October 31, 2010, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant's investment adviser.

     (c)  Tax Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2011:  $110,635
                                  Fiscal Year Ended October 31, 2010:  $  92,833

Tax Fees included, for the fiscal years ended October 31, 2010 and October 31, 2011, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)  All Other Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2011:  $0
                                  Fiscal Year Ended October 31, 2010:  $0

There were no "All Other Fees" required to be approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e) (1) Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of
                      DFA Investment Dimensions Group Inc.
                     Dimensional Emerging Markets Value Fund
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

     A.   General

     1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

     2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the

          Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

     B.   Pre-Approval of Audit Services to the Funds

     1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

     2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

     3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

     C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

     1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

     2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

     3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

     4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

     5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

     D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

     1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

     2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

     3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

     4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

          (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

     5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

     E.   Amendment; Annual Review

     1.   The Committee may amend these procedures from time to time.

     2.   These procedures shall be reviewed annually by the Committee.

     F.   Recordkeeping

     1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

     2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

     3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2011 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                                          ---

(g) Aggregate Non-Audit Fees

                                  Fiscal Year Ended October 31, 2011: $1,362,840 Fiscal Year Ended October 31, 2010: $ 631,221


(h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

ADR      American Depository Receipt
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GDR      Global Depository Receipt
NVDR     Non-Voting Depository Receipt
P.L.C.   Public Limited Company
STRIP    Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.

++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@    Security purchased with cash proceeds from securities on loan.

..    Security is being fair valued as of April 30, 2011.

(r)  The adjustable or variable rate shown is effective as of April 30, 2011.

--   Amounts designated as -- are either zero or rounded to zero.

(S)  Affiliated Fund.

## Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Series as a part of this facility.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (14.6%)
    #Best Buy Co., Inc. .............................................          9,943   $       260,805
     Carnival Corp. .................................................      2,260,335        79,586,395
     CBS Corp. Class A ..............................................          7,236           190,813
    #CBS Corp. Class B ..............................................      3,627,769        93,632,718
    *Clear Channel Outdoor Holdings, Inc. Class A ...................        168,716         1,855,876
    #Comcast Corp. Class A ..........................................      9,940,714       233,109,743
     Comcast Corp. Special Class A ..................................      3,843,964        88,411,172
    #D.R. Horton, Inc. ..............................................      1,448,033        16,116,607
    #Dillard's, Inc. Class A ........................................        105,055         5,413,484
   #*Education Management Corp. .....................................          1,649            32,749
    #Foot Locker, Inc. ..............................................        707,352        15,462,715
   #*GameStop Corp. Class A .........................................        604,456        15,455,940
     Gannett Co., Inc. ..............................................        148,642         1,737,625
    *General Motors Co. .............................................        357,680         9,246,028
    *Hyatt Hotels Corp. Class A .....................................         16,464           612,296
    #J.C. Penney Co., Inc. ..........................................      1,065,775        34,190,062
    #Lennar Corp. Class A ...........................................        802,616        13,275,269
     Lennar Corp. Class B Voting ....................................          4,809            61,219
    *Liberty Interactive Corp. Class A ..............................      3,316,465        54,489,520
    *Liberty Media Corp. - Liberty Starz Class A ....................        295,430        20,177,869
    #Lowe's Cos., Inc. ..............................................        310,272         6,521,917
     Macy's, Inc. ...................................................        149,221         4,555,717
   #*MGM Resorts International ......................................      2,598,118        29,930,319
    *Mohawk Industries, Inc. ........................................        392,417        20,660,755
    #News Corp. Class A .............................................      9,024,175       158,103,546
    #News Corp. Class B .............................................      3,247,295        57,964,216
   #*Penn National Gaming, Inc. .....................................        213,610         7,689,960
    #Royal Caribbean Cruises, Ltd. ..................................      1,043,290        31,006,579
   #*Sears Holdings Corp. ...........................................        595,638        46,566,979
     Service Corp. International ....................................        209,828         2,098,280
    #Staples, Inc. ..................................................         72,996         1,092,020
    #Time Warner Cable, Inc. ........................................      2,004,056       127,638,327
    #Time Warner, Inc. ..............................................      6,251,359       218,735,051
    *Toll Brothers, Inc. ............................................        912,316        15,910,791
     Walt Disney Co. (The) ..........................................         74,118         2,585,236
    #Washington Post Co. Class B ....................................         36,180        12,306,989
     Wendy's Co. (The) ..............................................        224,200         1,134,452
    #Whirlpool Corp. ................................................        213,025        10,823,800
     Wyndham Worldwide Corp. ........................................        879,722        29,620,240
                                                                                       ---------------
Total Consumer Discretionary ........................................                    1,468,264,079
                                                                                       ---------------
Consumer Staples -- (8.4%)
     Archer-Daniels-Midland Co. .....................................      3,072,555        88,919,742
    #Bunge, Ltd. ....................................................        519,326        32,078,767
    *Constellation Brands, Inc. Class A .............................        933,566        18,876,705
    #Corn Products International, Inc. ..............................        279,819        13,571,222
    #CVS Caremark Corp. .............................................      6,703,937       243,352,913
   #*Fortune Brands, Inc. ...........................................        742,497        36,701,627
     J.M. Smucker Co. ...............................................        561,176        43,221,776
     Kraft Foods, Inc. Class A ......................................      6,937,764       244,070,538
     Molson Coors Brewing Co. Class B ...............................        798,416        33,804,933
   #*Ralcorp. Holdings, Inc. ........................................        210,351        17,004,775
    #Safeway, Inc. ..................................................      1,082,518        20,968,374
   #*Smithfield Foods, Inc. .........................................        780,989        17,853,409
     Tyson Foods, Inc. Class A ......................................      1,845,901        35,625,889
                                                                                       ---------------
Total Consumer Staples ..............................................                      846,050,670
                                                                                       ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (16.5%)
     Anadarko Petroleum Corp. .......................................      2,511,298   $   197,136,893
    #Apache Corp. ...................................................        722,673        71,999,911
    #Baker Hughes, Inc. .............................................         27,157         1,574,834
     Cabot Oil & Gas Corp. ..........................................         14,435         1,121,888
    #Chesapeake Energy Corp. ........................................      3,189,528        89,689,527
    #Chevron Corp. ..................................................      1,013,563       106,474,793
     ConocoPhillips .................................................      5,710,341       397,725,251
   #*Denbury Resources, Inc. ........................................      1,350,143        21,197,245
     Devon Energy Corp. .............................................        734,202        47,686,420
     Helmerich & Payne, Inc. ........................................        513,387        27,301,921
     Hess Corp. .....................................................      1,462,821        91,514,082
     Marathon Oil Corp. .............................................      3,514,978        91,494,877
     Marathon Petroleum Corp. .......................................      1,757,489        63,093,855
    #Murphy Oil Corp. ...............................................        647,133        35,831,754
    *Nabors Industries, Ltd. ........................................      1,355,841        24,852,566
    #National Oilwell Varco, Inc. ...................................      1,891,996       134,956,075
     Patterson-UTI Energy, Inc. .....................................        732,485        14,884,095
     Pioneer Natural Resources Co. ..................................        550,341        46,173,610
    *Plains Exploration & Production Co. ............................        664,529        20,932,664
     QEP Resources, Inc. ............................................        422,614        15,023,928
   #*Rowan Cos., Inc. ...............................................        593,524        20,470,643
    #Sunoco, Inc. ...................................................        612,366        22,798,386
     Teekay Corp. ...................................................            300             7,728
   #*Tesoro Corp. ...................................................        578,663        15,010,518
    #Tidewater, Inc. ................................................        276,715        13,622,679
    *Transocean, Ltd. ...............................................        159,867         9,136,399
   #*Unit Corp. .....................................................         23,478         1,151,831
     Valero Energy Corp. ............................................      2,742,854        67,474,208
    *Weatherford International, Ltd. ................................        719,552        11,153,056
                                                                                       ---------------
Total Energy ........................................................                    1,661,491,637
                                                                                       ---------------
Financials -- (16.7%)
    *Allegheny Corp. ................................................         17,584         5,579,755
     Allied World Assurance Co. Holdings AG .........................        188,355        10,943,426
     Allstate Corp. (The) ...........................................      1,358,225        35,775,647
     Alterra Capital Holdings, Ltd. .................................         35,444           768,426
   #*American Capital, Ltd. .........................................        788,816         6,129,100
     American Financial Group, Inc. .................................        582,168        20,859,079
    *American International Group, Inc. .............................        175,760         4,339,514
     American National Insurance Co. ................................         92,565         6,614,695
     Assurant, Inc. .................................................        493,401        19,015,675
     Assured Guaranty, Ltd. .........................................         98,365         1,253,170
     Axis Capital Holdings, Ltd. ....................................        613,817        19,243,163
     Bank of America Corp. ..........................................     23,609,592       161,253,513
    #Capital One Financial Corp. ....................................      2,343,277       106,994,028
     Cincinnati Financial Corp. .....................................         20,753           600,592
    *CIT Group, Inc. ................................................        141,327         4,925,246
     Citigroup, Inc. ................................................      7,841,714       247,719,745
     CME Group, Inc. ................................................        315,128        86,836,672
    #CNA Financial Corp. ............................................      1,618,509        43,052,339
    *E*Trade Financial Corp. ........................................         57,660           625,611
     Everest Re Group, Ltd. .........................................        231,133        20,783,479
    *Genworth Financial, Inc. Class A ...............................      2,390,330        15,250,305
    #Hartford Financial Services Group, Inc. ........................      2,160,202        41,583,889
     JPMorgan Chase & Co. ...........................................        505,764        17,580,357
     KeyCorp ........................................................      3,863,464        27,276,056
    #Legg Mason, Inc. ...............................................        721,237        19,834,018
    #Lincoln National Corp. .........................................      1,587,360        30,239,208
     Loews Corp. ....................................................      2,340,216        92,906,575
   #*MetLife, Inc. ..................................................      4,759,859       167,356,642
     Morgan Stanley .................................................      3,076,864        54,275,881

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
    *NASDAQ OMX Group, Inc. (The) ...................................        840,414   $    21,052,371
    #Old Republic International Corp. ...............................      1,432,884        12,666,695
    *PartnerRe, Ltd. ................................................        184,960        11,508,211
     People's United Financial, Inc. ................................         83,467         1,064,204
    #PNC Financial Services Group, Inc. .............................             22             1,182
    *Popular, Inc. ..................................................        715,998         1,331,756
    *Principal Financial Group, Inc. ................................        352,411         9,085,156
   #*Prudential Financial, Inc. .....................................      2,326,280       126,084,376
     Regions Financial Corp. ........................................      5,735,171        22,539,222
     Reinsurance Group of America, Inc. .............................        428,134        22,361,439
     SunTrust Banks, Inc. ...........................................      2,564,707        50,601,669
     Transatlantic Holdings, Inc. ...................................        296,194        15,413,936
     Travelers Cos., Inc. (The) .....................................         46,267         2,699,679
    #Unum Group .....................................................      1,898,589        45,262,362
     Validus Holdings, Ltd. .........................................        329,771         9,022,535
     White Mountains Insurance Group, Ltd. ..........................         33,758        14,178,360
     XL Group P.L.C. ................................................      1,407,163        30,591,724
    #Zions Bancorporation ...........................................        777,171        13,491,689
                                                                                       ---------------
Total Financials ....................................................                    1,678,572,372
                                                                                       ---------------
Health Care -- (10.1%)
     Aetna, Inc. ....................................................      1,938,699        77,082,672
    *Alere, Inc. ....................................................        223,291         5,818,963
   #*Boston Scientific Corp. ........................................      6,686,533        39,383,679
    *CareFusion Corp. ...............................................        878,309        22,484,710
     CIGNA Corp. ....................................................         20,821           923,203
    *Community Health Systems, Inc. .................................            242             4,230
     Cooper Cos., Inc. (The) ........................................         20,654         1,431,322
    *Coventry Health Care, Inc. .....................................        670,576        21,331,023
    *Endo Pharmaceuticals Holdings, Inc. ............................        165,930         5,361,198
   #*Hologic, Inc. ..................................................      1,218,221        19,637,723
     Humana, Inc. ...................................................        712,843        60,513,242
    *Life Technologies Corp. ........................................         27,799         1,130,585
    #Omnicare, Inc. .................................................        602,337        17,961,689
    *PerkinElmer, Inc. ..............................................        438,767         9,069,314
     Pfizer, Inc. ...................................................     17,575,216       338,498,660
    #Teleflex, Inc. .................................................         87,566         5,241,701
    *Thermo Fisher Scientific, Inc. .................................      1,994,284       100,252,657
     UnitedHealth Group, Inc. .......................................      2,296,880       110,227,271
     WellPoint, Inc. ................................................      2,580,122       177,770,406
                                                                                       ---------------
 Total Health Care ..................................................                    1,014,124,248
                                                                                       ---------------
Industrials -- (13.3%)
   #*AECOM Technology Corp. .........................................         58,810         1,230,305
    *AGCO Corp. .....................................................        260,044        11,397,729
    *Cintas Corp. ...................................................          8,087           241,720
    *CNH Global N.V .................................................            163             6,060
     Covanta Holding Corp. ..........................................        244,607         3,585,939
     CSX Corp. ......................................................      6,342,908       140,875,987
    #FedEx Corp. ....................................................          8,410           688,190
    *Fortune Brands Home & Security, Inc. ...........................        742,497        10,788,481
     General Electric Co. ...........................................     21,437,880       358,226,975
   #*Hertz Global Holdings, Inc. ....................................        874,434        10,143,434
    #Ingersoll-Rand P.L.C. ..........................................        838,990        26,117,759
    *KAR Auction Services, Inc. .....................................            245             3,369
     L-3 Communications Holdings, Inc. ..............................        393,381        26,663,364
     Norfolk Southern Corp. .........................................      2,045,548       151,350,097
    #Northrop Grumman Corp. .........................................      1,627,982        94,015,960
    *Owens Corning, Inc. ............................................        589,248        16,722,858
    #Pentair, Inc. ..................................................        355,075        12,764,946
   #*Quanta Services, Inc. ..........................................        437,312         9,135,448

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    #R. R. Donnelley & Sons Co. .....................................        656,126   $    10,694,854
     Raytheon Co. ...................................................         81,351         3,594,901
    #Republic Services, Inc. ........................................        988,417        28,130,348
     Ryder System, Inc. .............................................        295,507        15,053,127
    #Southwest Airlines Co. .........................................      4,290,532        36,684,049
     Stanley Black & Decker, Inc. ...................................        513,008        32,755,561
    #Trinity Industries, Inc. .......................................            200             5,454
     Tyco International, Ltd. .......................................      1,426,599        64,981,584
     Union Pacific Corp. ............................................      2,590,289       257,915,076
   #*URS Corp. ......................................................        378,541        13,513,914
                                                                                       ---------------
Total Industrials ...................................................                    1,337,287,489
                                                                                       ---------------
Information Technology -- (3.2%)
     Activision Blizzard, Inc. ......................................      2,584,783        34,610,243
    *Arrow Electronics, Inc. ........................................        568,882        20,508,196
    *Avnet, Inc. ....................................................        711,662        21,570,475
     AVX Corp. ......................................................        292,217         3,918,630
    *Brocade Communications Systems, Inc. ...........................        406,194         1,779,130
    #Computer Sciences Corp. ........................................        897,932        28,248,941
     Corning, Inc. ..................................................      1,799,329        25,712,411
    *EchoStar Corp. Class A .........................................          7,469           196,883
     Fidelity National Information Services, Inc. ...................      1,302,741        34,105,759
   #*IAC/InterActiveCorp ............................................        540,265        22,059,020
    *Ingram Micro, Inc. Class A .....................................        911,755        16,302,179
   #*Micron Technology, Inc. ........................................      3,193,681        17,852,677
     Molex, Inc. Class A ............................................            183             3,733
     Motorola Solutions, Inc. .......................................        215,163        10,093,296
   #*Tech Data Corp. ................................................         18,421           905,945
    *Western Digital Corp. ..........................................        733,517        19,540,893
     Xerox Corp. ....................................................      5,383,231        44,034,830
    *Yahoo!, Inc. ...................................................      1,444,811        22,596,844
                                                                                       ---------------
Total Information Technology ........................................                      324,040,085
                                                                                       ---------------
Materials -- (2.5%)
    #Alcoa, Inc. ....................................................      5,357,434        57,645,990
    #Ashland, Inc. ..................................................        375,445        19,883,567
    #Bemis Co., Inc. ................................................          2,331            65,524
   #*Coeur d'Alene Mines Corp. ......................................         77,230         1,974,771
     Cytec Industries, Inc. .........................................         58,817         2,627,355
    #Domtar Corp. ...................................................        199,193        16,315,899
     Huntsman Corp. .................................................         56,811           666,961
     International Paper Co. ........................................      2,299,481        63,695,624
    #MeadWestavCo. Corp. ............................................        988,501        27,589,063
     Nucor Corp. ....................................................        155,703         5,882,459
     Reliance Steel & Aluminum Co. ..................................        363,907        16,081,050
     Rock-Tenn Co. Class A ..........................................         47,683         2,822,357
     Sealed Air Corp. ...............................................        170,809         3,040,400
     Steel Dynamics, Inc. ...........................................        893,527        11,160,152
    #United States Steel Corp. ......................................         97,681         2,477,190
    #Vulcan Materials Co. ...........................................        576,439        18,036,776
    #Westlake Chemical Corp. ........................................         11,449           471,813
                                                                                       ---------------
Total Materials .....................................................                      250,436,951
                                                                                       ---------------
Telecommunication Services -- (5.9%)
     AT&T, Inc. .....................................................     13,044,608       382,337,460
    #CenturyLink, Inc. ..............................................      1,882,865        66,389,820
    #Frontier Communications Corp. ..................................      1,781,243        11,150,581
   #*MetroPCS Communications, Inc. ..................................      1,453,136        12,351,656
    *NII Holdings, Inc. .............................................        110,211         2,593,265
    *Sprint Nextel Corp. ............................................     13,961,200        35,880,284

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Telecommunication Services -- (Continued)
    #Telephone & Data Systems, Inc. .................................        286,273   $     6,635,808
     Telephone & Data Systems, Inc. Special Shares ..................        251,163         5,254,330
    *United States Cellular Corp. ...................................        265,925        10,602,430
     Verizon Communications, Inc. ...................................      1,811,751        66,998,552
                                                                                       ---------------
Total Telecommunication Services ....................................                      600,194,186
                                                                                       ---------------
Utilities -- (1.4%)
    *AES Corp. ......................................................      2,166,297        24,305,852
    *Calpine Corp. ..................................................      1,760,385        26,705,040
    *GenOn Energy, Inc. .............................................        545,662         1,664,269
    *NRG Energy, Inc. ...............................................        987,176        21,145,310
     Public Service Enterprise Group, Inc. ..........................      1,895,147        63,866,454
                                                                                       ---------------
Total Utilities .....................................................                      137,686,925
                                                                                       ---------------
Total COMMON STOCKS .................................................                    9,318,148,642
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
        Shares ......................................................     15,006,327        15,006,327
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT
                                                                        ------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
 (S)@DFA Short Term Investment Fund .................................    724,867,696       724,867,696
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/11 (Collateralized by $284,470 FHLMC, rates ranging from
       4.500% to 6.000%, maturities ranging from 07/01/30 to 10/01/36
       & FNMA, rates ranging from 4.000% to 5.000%, maturities
       ranging from 06/01/26 to 06/01/41, valued at $285,492) to be
       repurchased at $276,185 ......................................   $        276           276,184
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      725,143,880
                                                                                       ---------------
TOTAL INVESTMENTS  --  (100.0%)
   (Cost $8,292,882,883) ............................................                  $10,058,298,849
                                                                                       ===============

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (5.1%)
     Alumina, Ltd. ..................................................      2,919,489   $     4,447,277
    #Alumina, Ltd. Sponsored ADR ....................................        172,484         1,062,501
     Amcor, Ltd. ....................................................      1,929,191        14,114,374
     Amcor, Ltd. Sponsored ADR ......................................         77,103         2,250,637
     Asciano Group, Ltd. ............................................      3,083,751         4,929,721
    #Australia & New Zealand Banking Group, Ltd. ....................      1,413,228        31,933,787
    #Bank of Queensland, Ltd. .......................................        224,981         1,978,263
     Bendigo Bank, Ltd. .............................................        545,170         5,383,183
    #Boral, Ltd. ....................................................      1,547,524         6,317,151
     Caltex Australia, Ltd. .........................................        291,956         4,054,662
     Crown, Ltd. ....................................................      1,068,293         9,001,909
   #*Downer EDI, Ltd. ...............................................        132,490           420,743
    *Echo Entertainment Group, Ltd. .................................      1,526,918         5,926,770
    #Fairfax Media, Ltd. ............................................      4,500,769         4,364,170
    #Harvey Norman Holdings, Ltd. ...................................        991,617         2,245,823
     Incitec Pivot, Ltd. ............................................      4,149,937        15,031,593
     Insurance Australia Group, Ltd. ................................      1,979,602         6,526,443
     Lend Lease Group NL ............................................        773,285         6,291,669
     Macquarie Group, Ltd. ..........................................        568,086        14,626,045
     National Australia Bank, Ltd. ..................................      1,758,678        46,973,112
     New Hope Corp., Ltd. ...........................................         51,436           318,402
     OneSteel, Ltd. .................................................      2,331,726         2,965,427
    #Origin Energy, Ltd. ............................................      1,987,549        29,951,112
     OZ Minerals, Ltd. ..............................................        485,313         5,828,000
     Primary Health Care, Ltd. ......................................         28,910           100,622
   #*Qantas Airways, Ltd. ...........................................      2,850,317         4,766,890
     Santos, Ltd. ...................................................      1,410,263        19,046,420
     Seven Group Holdings, Ltd. .....................................          1,681            13,505
     Sims Metal Management, Ltd. ....................................        105,268         1,537,650
    #Sims Metal Management, Ltd. Sponsored ADR ......................        124,013         1,778,346
     Sonic Healthcare, Ltd. .........................................        331,308         3,828,372
     Suncorp Group, Ltd. ............................................      3,142,301        28,201,790
    #TABCORP Holdings, Ltd. .........................................      1,636,394         5,031,565
     Tatts Group, Ltd. ..............................................      2,381,675         5,794,382
     Toll Holdings, Ltd. ............................................        571,524         2,886,820
   #*Treasury Wine Estates, Ltd. ....................................         44,390           173,319
     Washington H. Soul Pattinson & Co., Ltd. .......................        113,801         1,645,812
     Wesfarmers, Ltd. ...............................................      2,539,298        86,154,389
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      387,902,656
                                                                                       ---------------
AUSTRIA -- (0.3%)
     Erste Group Bank AG ............................................        342,508         7,301,745
     OMV AG .........................................................        286,325         9,977,372
    #Raiffeisen Bank International AG ...............................         35,757           992,349
     Voestalpine AG .................................................         68,767         2,362,761
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                       20,634,227
                                                                                       ---------------
BELGIUM -- (0.8%)
     Ageas SA .......................................................      2,276,502         4,563,631
     Delhaize Group SA ..............................................        219,319        14,325,965
    #Delhaize Group SA Sponsored ADR ................................         52,900         3,455,957
    *D'ieteren SA ...................................................            945            53,779
     KBC Groep NV ...................................................        315,731         7,001,623
     Solvay SA ......................................................        168,640        17,179,315
     UCB SA .........................................................        290,371        12,757,340
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       59,337,610
                                                                                       ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CANADA -- (12.2%)
     Astral Media, Inc. Class A .....................................         40,138   $     1,378,001
    #BCE, Inc. ......................................................        254,680        10,095,216
     Bell Aliant, Inc. ..............................................        162,757         4,581,852
    #Cameco Corp. ...................................................        248,320         5,328,884
    *Canadian National Resources, Ltd. ..............................        813,093        28,681,565
     Canadian Pacific Railway, Ltd. .................................        282,553        17,464,851
    #Canadian Tire Corp. Class A ....................................        214,347        12,812,435
    #Canadian Utilities, Ltd. Class A ...............................         77,580         4,689,436
    *CGI Group, Inc. Class A ........................................        351,412         7,192,179
     Empire Co., Ltd. Class A .......................................         65,500         4,003,928
    #Encana Corp. ...................................................      2,051,015        44,487,529
    #Enerplus Corp. .................................................        371,811        10,340,207
     Ensign Energy Services, Inc. ...................................        452,198         6,800,550
     Fairfax Financial Holdings, Ltd. ...............................         54,722        22,875,361
    #Genworth MI Canada, Inc. .......................................         84,524         1,865,591
     George Weston, Ltd. ............................................        139,152         9,645,359
     Goldcorp, Inc. .................................................        952,168        46,330,723
     Groupe Aeroplan, Inc. ..........................................         93,112         1,072,411
    #Husky Energy, Inc. .............................................        783,918        20,125,871
     Industrial Alliance Insurance & Financial Services, Inc. .......        168,485         5,481,784
    #Inmet Mining Corp. .............................................        128,378         7,663,397
     Intact Financial Corp. .........................................        121,000         6,751,964
   #*Katanga Mining, Ltd. ...........................................        143,478           204,403
     Kinross Gold Corp. .............................................      2,678,826        38,190,236
    #Loblaw Cos., Ltd. ..............................................        224,875         8,606,954
    *Lundin Mining Corp. ............................................      1,008,210         3,954,955
    #Magna International, Inc. ......................................        583,936        22,279,494
    #Manitoba Telecom Services, Inc. ................................         40,500         1,297,381
    #Manulife Financial Corp. .......................................      4,206,497        55,537,999
    #Methanex Corp. .................................................         57,415         1,480,377
    #Metro, Inc. Class A ............................................        137,300         6,727,597
    #National Bank of Canada ........................................        109,467         7,812,874
    *New Gold, Inc. .................................................        575,613         7,132,000
     Nexen, Inc. ....................................................      1,729,162        29,370,166
    #Pengrowth Energy Corp. .........................................        641,417         6,692,487
    #Penn West Petroleum, Ltd. ......................................        783,332        13,996,632
    *Precision Drilling Corp. .......................................        603,516         6,999,393
    #Progress Energy Resources Corp. ................................        394,565         5,585,465
     Progressive Waste Solutions, Ltd. ..............................        122,391         2,578,591
    *Quadra FNX Mining, Ltd. ........................................        397,631         4,587,666
     Quebecor, Inc. Class B .........................................         60,800         2,104,439
    *Sears Canada, Inc. .............................................         34,515           523,568
    #Sun Life Financial, Inc. .......................................      1,513,735        38,209,754
     Suncor Energy, Inc. ............................................      3,046,286        97,034,944
     Talisman Energy, Inc. ..........................................      1,986,345        28,178,498
     Teck Resources, Ltd. Class A ...................................          4,115           174,591
    #Teck Resources, Ltd. Class B ...................................      1,483,730        59,483,171
    #Telus Corp. Non-Voting .........................................        365,532        18,677,246
    #Thomson Reuters Corp. ..........................................      1,832,184        54,207,280
    #TransAlta Corp. ................................................        602,148        13,248,162
    #TransCanada Corp. ..............................................      1,901,357        80,823,171
   #*Uranium One, Inc. ..............................................        632,800         1,904,590
     Viterra, Inc. ..................................................        861,686         8,869,725
     Yamana Gold, Inc. ..............................................      1,777,340        26,533,052
                                                                                       ---------------
TOTAL CANADA .......................................................                       932,675,955
                                                                                       ---------------
DENMARK -- (1.0%)
    *A.P. Moller - Maersk A.S. Series A .............................            527         3,392,942
     A.P. Moller - Maersk A.S. Series B .............................          3,855        26,070,541
     Carlsberg A.S. Series B ........................................        312,511        21,157,093
    *Danske Bank A.S. ...............................................      1,413,008        19,319,371

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
    *H. Lundbeck A.S. ...............................................         37,701   $       760,215
    #Rockwool International A.S. Series B ...........................            246            24,006
    *TDC A.S. .......................................................        252,103         2,070,024
   #*Vestas Wind Systems A.S. .......................................        348,128         5,396,723
                                                                                       ---------------
TOTAL DENMARK .......................................................                       78,190,915
                                                                                       ---------------
FINLAND -- (0.5%)
    *Kesko Oyj Series A .............................................            230             8,238
     Kesko Oyj Series B .............................................        142,815         5,069,108
     Sampo Oyj Series A .............................................        378,030        10,390,900
     Stora Enso Oyj Series R ........................................      1,304,065         8,254,258
    #Stora Enso Oyj Sponsored ADR ...................................         91,500           579,195
     UPM-Kymmene Oyj ................................................      1,166,852        13,644,174
    #UPM-Kymmene Oyj Sponsored ADR ..................................         69,300           809,424
                                                                                       ---------------
TOTAL FINLAND .......................................................                       38,755,297
                                                                                       ---------------
FRANCE -- (8.1%)
    *Arkema SA ......................................................         18,655         1,267,777
     AXA SA .........................................................      4,058,877        65,282,762
     AXA SA Sponsored ADR ...........................................        140,900         2,275,535
     BNP Paribas SA .................................................        757,110        33,808,658
    *Bollore SA .....................................................            778           178,889
   #*Bouygues SA ....................................................        179,968         6,721,579
    #Capgemini SA ...................................................        324,351        12,411,407
     Casino Guichard Perrachon SA ...................................        139,924        13,102,133
     Cie de Saint-Gobain SA .........................................      1,039,077        48,023,542
   #*Cie Generale de Geophysique - Veritas SA Sponsored ADR .........        141,089         3,081,384
     Cie Generale des Establissements Michelin SA Series B ..........        297,791        21,563,109
     Ciments Francais SA ............................................         26,702         2,358,300
     CNP Assurances SA ..............................................        318,796         4,868,480
     Credit Agricole SA .............................................      2,838,495        21,970,919
    *Eiffage SA .....................................................         16,693           566,170
     France Telecom SA ..............................................      1,712,907        30,796,059
     GDF Suez SA ....................................................      2,974,295        83,793,967
     Groupe Eurotunnel SA ...........................................        836,474         7,534,902
     Lafarge SA .....................................................        505,082        20,450,941
     Lagardere SCA ..................................................        243,906         6,533,810
     Natixis SA .....................................................      2,026,810         6,423,466
     Peugeot SA .....................................................        358,364         7,797,392
     PPR SA .........................................................        161,317        25,032,451
     Renault SA .....................................................        500,084        20,894,589
     Rexel SA .......................................................        149,168         2,674,214
    *Sanofi SA ......................................................        141,050        10,090,581
    #Sanofi SA ADR ..................................................        651,672        23,297,274
     SCOR SE ........................................................        199,252         4,641,898
     Societe Generale SA ............................................      1,383,654        39,616,437
     STMicroelectronics NV ..........................................      1,542,301        10,687,910
     Vivendi SA .....................................................      3,567,218        79,714,572
                                                                                       ---------------
TOTAL FRANCE ........................................................                      617,461,107
                                                                                       ---------------
GERMANY -- (7.6%)
     Allianz SE .....................................................        409,076        45,514,671
    #Allianz SE Sponsored ADR .......................................      2,834,240        31,743,488
     Bayerische Motoren Werke AG ....................................        915,762        74,391,132
    *Commerzbank AG .................................................      3,033,545         7,407,121
     Daimler AG .....................................................      2,088,586       106,077,407
     Deutsche Bank AG ...............................................      1,039,440        42,979,349
    #Deutsche Bank AG (D18190898) ...................................        420,711        17,421,642
     Deutsche Lufthansa AG ..........................................        464,311         6,308,393
     Deutsche Telekom AG ............................................      2,852,483        36,238,329

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    #Deutsche Telekom AG Sponsored ADR ..............................      3,099,741   $    39,366,711
     E.ON AG ........................................................      2,426,569        58,516,673
     Fraport AG .....................................................         37,336         2,350,743
     Generali Deutschland Holding AG ................................         10,355           849,380
     Hannover Rueckversicherung AG ..................................         74,974         3,691,311
     Heidelberger Zement AG .........................................        201,967         9,143,457
     Linde AG .......................................................         16,685         2,643,198
     Merck KGaA .....................................................         50,209         4,685,238
     Munchener Rueckversicherungs-Gesellschaft AG ...................        400,624        53,651,325
     RWE AG .........................................................        301,659        12,858,802
     Salzgitter AG ..................................................         79,216         4,477,336
     SCA Hygiene Products SE ........................................          3,195         1,469,227
     Suedzucker AG ..................................................         54,734         1,598,790
     ThyssenKrupp AG ................................................        368,208        10,548,642
     Volkswagen AG ..................................................         46,763         7,313,024
                                                                                       ---------------
TOTAL GERMANY .......................................................                      581,245,389
                                                                                       ---------------
GREECE -- (0.1%)
     Hellenic Petroleum S.A. ........................................        334,517         2,931,220
    *National Bank of Greece S.A. ...................................        705,803         1,628,090
    #National Bank of Greece S.A. ADR ...............................        619,230           335,251
                                                                                       ---------------
TOTAL GREECE ........................................................                        4,894,561
                                                                                       ---------------
HONG KONG -- (1.4%)
     Cathay Pacific Airways, Ltd. ...................................        170,000           308,579
     Dah Sing Financial Holdings, Ltd. ..............................        113,650           352,086
     Great Eagle Holdings, Ltd. .....................................        860,324         1,897,621
     Hang Lung Group, Ltd. ..........................................        447,000         2,708,092
     Henderson Land Development Co., Ltd. ...........................      3,177,114        17,366,197
     Hong Kong & Shanghai Hotels, Ltd. ..............................      1,334,848         1,778,074
     Hopewell Holdings, Ltd. ........................................      1,064,169         2,763,638
     Hutchison Whampoa, Ltd. ........................................      5,618,000        51,349,161
     Hysan Development Co., Ltd. ....................................      1,040,362         3,610,584
    *Kowloon Development Co., Ltd. ..................................          3,000             2,887
     New World Development Co., Ltd. ................................      8,159,476         8,574,992
     Orient Overseas International, Ltd. ............................        460,500         2,081,255
    #Sino Land Co., Ltd. ............................................      1,526,684         2,413,286
     Wharf Holdings, Ltd. ...........................................        268,990         1,430,824
     Wheelock & Co., Ltd. ...........................................      3,482,000        10,230,415
                                                                                       ---------------
TOTAL HONG KONG .....................................................                      106,867,691
                                                                                       ---------------
IRELAND -- (0.2%)
     CRH P.L.C. .....................................................        576,994        10,415,338
    #CRH P.L.C. Sponsored ADR .......................................        259,888         4,784,538
                                                                                       ---------------
TOTAL IRELAND .......................................................                       15,199,876
                                                                                       ---------------
ISRAEL -- (0.5%)
     Bank Hapoalim B.M. .............................................      2,940,875        11,399,004
     Bank Leumi Le-Israel B.M. ......................................      2,840,659         9,843,747
     Bezeq The Israeli Telecommunication Corp., Ltd. ................        977,823         2,066,351
     Elbit Systems, Ltd. ............................................         57,084         2,526,857
     Israel Chemicals, Ltd. .........................................        143,651         1,703,360
    *Israel Discount Bank, Ltd. Series A ............................      1,954,545         3,230,744
    *NICE Systems, Ltd. .............................................         11,443           407,528
    *NICE Systems, Ltd. Sponsored ADR ...............................        160,983         5,756,752
    *Oil Refineries, Ltd. ...........................................         56,525            32,425
     Partner Communications Co., Ltd. ...............................         95,455         1,133,387
    *Strauss Group, Ltd. ............................................         17,492           229,726
                                                                                       ---------------
TOTAL ISRAEL ........................................................                       38,329,881
                                                                                       ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (1.2%)
     Banca Monte Dei Paschi di Siena SpA ............................      5,888,363   $     2,734,254
     Banco Popolare Scarl ...........................................        426,228           632,569
    *Fiat SpA .......................................................         99,617           610,002
     Finmeccanica SpA ...............................................      1,096,376         7,514,741
     Intesa Sanpaolo SpA ............................................     10,123,801        17,868,535
     Telecom Italia SpA .............................................      5,476,933         6,814,819
    #Telecom Italia SpA Sponsored ADR ...............................      1,874,500        23,300,035
     UniCredit SpA ..................................................     21,860,189        25,366,255
     Unione di Banche Italiane ScpA .................................      1,141,087         4,323,553
                                                                                       ---------------
TOTAL ITALY .........................................................                       89,164,763
                                                                                       ---------------
JAPAN -- (19.3%)
     77 Bank, Ltd. (The) ............................................        737,372         2,904,448
     AEON Co., Ltd. .................................................      1,886,800        24,676,953
     Aisin Seiki Co., Ltd. ..........................................        277,300         8,770,160
     Ajinomoto Co., Inc. ............................................      1,311,000        14,675,863
     Alfresa Holdings Corp. .........................................         85,700         3,210,884
     Amada Co., Ltd. ................................................        821,000         5,446,664
     Aozora Bank, Ltd. ..............................................        991,000         2,505,273
     Asahi Kasei Corp. ..............................................        968,000         5,740,565
    #Asatsu-DK, Inc. ................................................         32,500           762,754
     Autobacs Seven Co., Ltd. .......................................          5,600           256,430
    #Awa Bank, Ltd. (The) ...........................................         65,600           436,010
     Bank of Kyoto, Ltd. (The) ......................................        739,400         6,280,788
     Bank of Yokohama, Ltd. (The) ...................................      1,308,000         5,988,568
     Bridgestone Corp. ..............................................      1,141,200        26,757,828
     Canon Marketing Japan, Inc. ....................................        124,900         1,480,632
    #Casio Computer Co., Ltd. .......................................        249,300         1,527,227
     Chiba Bank, Ltd. (The) .........................................      1,016,000         6,216,242
     Chugoku Bank, Ltd. (The) .......................................        403,800         5,289,272
    #Chuo Mitsui Trust Holdings, Inc. ...............................      5,625,629        19,251,602
     Citizen Holdings Co., Ltd. .....................................        511,000         2,710,361
     Coca-Cola West Co., Ltd. .......................................        109,007         1,946,744
     COMSYS Holdings Corp. ..........................................        151,700         1,484,869
     Cosmo Oil Co., Ltd. ............................................      1,212,364         3,032,953
     Credit Saison Co., Ltd. ........................................        337,100         6,578,124
     Dai Nippon Printing Co., Ltd. ..................................      1,815,000        19,011,090
     Daicel Chemical Industries, Ltd. ...............................        515,000         2,923,425
     Daido Steel Co., Ltd. ..........................................        324,000         1,963,358
    #Dainippon Sumitomo Pharma Co., Ltd. ............................        357,200         3,914,415
     Daiwa Securities Group, Inc. ...................................      3,289,000        11,508,120
     Denso Corp. ....................................................        245,688         7,555,710
   #*Elpida Memory, Inc. ............................................        385,300         2,395,038
     Fuji Heavy Industries, Ltd. ....................................      1,298,000         8,227,039
     Fuji Television Network, Inc. ..................................          1,128         1,613,818
     FUJIFILM Holdings Corp. ........................................      1,327,000        32,477,262
     Fujikura, Ltd. .................................................        694,000         2,215,090
     Fujitsu, Ltd. ..................................................        520,000         2,780,776
     Fukuoka Financial Group, Inc. ..................................      1,800,000         6,969,642
     Fukuyama Transporting Co., Ltd. ................................         71,000           364,523
     Glory, Ltd. ....................................................        119,600         2,559,925
     Gunma Bank, Ltd. (The) .........................................        921,397         4,715,606
     H2O Retailing Corp. ............................................        198,000         1,428,463
     Hachijuni Bank, Ltd. (The) .....................................        993,231         5,522,146
     Hakuhodo DY Holdings, Inc. .....................................         39,920         2,169,013
     Hankyu Hanshin Holdings, Inc. ..................................        582,000         2,457,566
     Higo Bank, Ltd. (The) ..........................................        376,000         2,052,946
    #Hiroshima Bank, Ltd. (The) .....................................        300,000         1,334,446
     Hitachi Capital Corp. ..........................................        105,100         1,284,307
     Hitachi High-Technologies Corp. ................................        159,200         3,326,864
     Hitachi Transport System, Ltd. .................................         95,800         1,666,945

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Hokkoku Bank, Ltd. (The) .......................................        512,409   $     1,725,821
    #Hokuhoku Financial Group, Inc. .................................      2,620,000         4,896,511
    #House Foods Corp. ..............................................        148,300         2,688,298
     Hyakujishi Bank, Ltd. (The) ....................................        178,000           681,624
     Idemitsu Kosan Co., Ltd. .......................................         51,124         4,782,065
     Inpex Corp. ....................................................          3,476        22,948,836
     Isetan Mitsukoshi Holdings, Ltd. ...............................        882,200         8,986,057
     ITOCHU Corp. ...................................................      2,055,100        20,325,859
     Iyo Bank, Ltd. (The) ...........................................        548,000         5,141,197
     J. Front Retailing Co., Ltd. ...................................      1,136,000         4,974,453
    #JFE Holdings, Inc. .............................................        600,700        11,432,862
     Joyo Bank, Ltd. (The) ..........................................      1,518,000         6,360,142
     JS Group Corp. .................................................        419,700         8,800,749
     JTEKT Corp. ....................................................        463,200         5,065,175
     JX Holdings, Inc. ..............................................      5,520,533        32,156,473
     Kagoshima Bank, Ltd. (The) .....................................        358,143         2,345,155
    #Kajima Corp. ...................................................      1,666,000         5,348,269
     Kamigumi Co., Ltd. .............................................        519,000         4,531,862
     Kaneka Corp. ...................................................        653,542         3,505,424
    #Kawasaki Kisen Kaisha, Ltd. ....................................      1,166,087         2,378,387
     Keiyo Bank, Ltd. (The) .........................................        418,000         2,030,644
     Kewpie Corp. ...................................................        113,400         1,546,221
     Kinden Corp. ...................................................        285,000         2,340,370
     Kobe Steel, Ltd. ...............................................      3,785,000         6,330,266
     Kyocera Corp. ..................................................        306,200        26,916,864
     Kyocera Corp. Sponsored ADR ....................................         13,600         1,209,856
     Kyowa Hakko Kirin Co., Ltd. ....................................        604,000         6,807,089
     Mabuchi Motor Co., Ltd. ........................................         36,100         1,582,215
     Marui Group Co., Ltd. ..........................................        542,642         4,218,635
     Maruichi Steel Tube, Ltd. ......................................        104,400         2,338,512
   #*Mazda Motor Corp. ..............................................      3,005,000         6,316,351
     Medipal Holdings Corp. .........................................        339,800         3,169,753
     Meiji Holdings Co., Ltd. .......................................        144,395         6,330,628
     Mitsubishi Chemical Holdings Corp. .............................      3,885,000        23,550,395
     Mitsubishi Corp. ...............................................      1,206,300        24,809,930
     Mitsubishi Gas Chemical Co., Inc. ..............................        890,000         5,808,755
     Mitsubishi Heavy Industries, Ltd. ..............................      9,007,000        36,699,293
     Mitsubishi Logistics Corp. .....................................        236,000         2,595,362
     Mitsubishi Materials Corp. .....................................      2,533,000         6,733,053
     Mitsubishi Tanabe Pharma Corp. .................................        426,800         7,382,480
    #Mitsubishi UFJ Financial Group, Inc. ...........................     15,413,706        66,987,001
     Mitsubishi UFJ Financial Group, Inc. ADR .......................      4,781,372        20,703,341
     Mitsui & Co., Ltd. .............................................      1,172,100        17,106,243
     Mitsui & Co., Ltd. Sponsored ADR ...............................         11,723         3,458,285
     Mitsui Chemicals, Inc. .........................................      1,861,800         6,106,123
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................      1,025,000         1,628,028
     Mitsui Mining & Smelting Co., Ltd. .............................         64,030           174,508
     Mitsui O.S.K. Lines, Ltd. ......................................        819,000         3,155,615
     Mizuho Financial Group, Inc. ...................................      4,816,500         6,741,603
    #Mizuho Financial Group, Inc. ADR ...............................        349,173           981,176
     MS&AD Insurance Group Holdings, Inc. ...........................        865,753        16,956,948
     Nagase & Co., Ltd. .............................................        235,889         2,655,698
     NamCo. Bandai Holdings, Inc. ...................................        270,900         3,927,940
     Nanto Bank, Ltd. (The) .........................................        323,000         1,721,835
    *NEC Corp. ......................................................      5,425,101        12,071,695
     Nippon Electric Glass Co., Ltd. ................................         76,000           681,812
     Nippon Express Co., Ltd. .......................................      1,952,238         7,547,238
     Nippon Meat Packers, Inc. ......................................        429,536         5,353,935
    #Nippon Paper Group, Inc. .......................................        231,700         5,310,242
     Nippon Sheet Glass Co., Ltd. ...................................      1,171,739         2,526,668
     Nippon Shokubai Co., Ltd. ......................................        234,000         2,386,620

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Nippon Steel Corp. .............................................      7,450,000   $    19,423,774
     Nippon Television Network Corp. ................................         12,380         1,752,228
     Nippon Yusen K.K. ..............................................      3,032,000         7,646,856
    #Nishi-Nippon Bank, Ltd. ........................................      1,403,569         3,827,664
     Nissan Motor Co., Ltd. .........................................      4,503,100        41,404,872
     Nisshin Seifun Group, Inc. .....................................        394,500         4,848,621
     Nisshin Steel Co., Ltd. ........................................      1,431,000         2,265,037
     Nisshinbo Holdings, Inc. .......................................        305,000         2,768,996
     NKSJ Holdings, Inc. ............................................        338,250         6,764,933
     NOK Corp. ......................................................        162,200         2,745,037
     Nomura Holdings, Inc. ..........................................      3,293,400        12,548,431
    #Nomura Real Estate Holdings, Inc. ..............................        164,700         2,655,066
     NTN Corp. ......................................................        651,000         2,875,448
     Obayashi Corp. .................................................      1,650,682         7,578,431
    #OJI Paper Co., Ltd. ............................................      1,997,000         9,877,677
    #Ono Pharmaceutical Co., Ltd. ...................................         59,200         3,218,834
     Onward Holdings Co., Ltd. ......................................        278,000         2,046,638
     Panasonic Corp. ................................................      3,240,817        32,761,715
     Panasonic Corp. Sponsored ADR ..................................        302,421         3,036,307
     Rengo Co., Ltd. ................................................        428,000         2,824,719
     Ricoh Co., Ltd. ................................................      1,666,000        13,654,520
     Rohm Co., Ltd. .................................................        230,500        11,744,311
     San-in Godo Bank, Ltd. (The) ...................................        309,900         2,252,793
     Sankyo Co., Ltd. ...............................................         57,500         3,004,769
     Sapporo Hokuyo Holdings, Inc. ..................................        529,800         1,754,507
     SBI Holdings, Inc. .............................................         45,820         3,815,348
    #Seiko Epson Corp. ..............................................        296,800         3,901,037
     Seino Holdings Co., Ltd. .......................................        295,000         2,213,206
     Sekisui Chemical Co., Ltd. .....................................        846,000         6,638,778
     Sekisui House, Ltd. ............................................      1,354,000        12,120,534
     Seven & I Holdings Co., Ltd. ...................................      1,317,900        35,169,141
     Sharp Corp. ....................................................      2,998,000        27,635,710
    #Shiga Bank, Ltd. ...............................................        455,185         2,930,949
     Shimizu Corp. ..................................................      1,371,000         5,899,476
     Shinsei Bank, Ltd. .............................................      1,642,000         1,804,695
     Shizuoka Bank, Ltd. ............................................      1,009,000         9,789,513
     Showa Denko K.K. ...............................................      1,456,000         2,641,595
     Showa Shell Sekiyu K.K. ........................................         80,900           585,547
    #SKY Perfect JSAT Holdings, Inc. ................................          3,029         1,472,114
     Sojitz Corp. ...................................................      2,578,100         4,375,200
     Sony Corp. .....................................................        768,200        16,027,283
    #Sony Corp. Sponsored ADR .......................................      1,801,665        37,780,915
     Sumitomo Bakelite Co., Ltd. ....................................        347,000         2,031,748
     Sumitomo Chemical Co., Ltd. ....................................      2,223,000         8,205,062
     Sumitomo Corp. .................................................      3,241,900        40,138,454
     Sumitomo Electric Industries, Ltd. .............................      2,606,700        28,901,695
     Sumitomo Forestry Co., Ltd. ....................................        158,000         1,367,189
     Sumitomo Heavy Industries, Ltd. ................................        297,000         1,686,578
    #Sumitomo Metal Industries, Ltd. ................................        916,000         1,722,630
    #Sumitomo Mitsui Financial Group, Inc. ..........................      1,029,200        28,767,711
     Sumitomo Rubber Industries, Ltd. ...............................         97,200         1,214,306
     Suzuken Co., Ltd. ..............................................        150,000         3,588,737
     Suzuki Motor Corp. .............................................        519,200        11,011,787
     Taiheiyo Cement Corp. ..........................................      1,638,800         3,183,629
     Taisei Corp. ...................................................      2,148,703         5,741,426
   #*Taisho Pharmaceutical Holdings Co., Ltd. .......................         74,999         5,295,401
     Takashimaya Co., Ltd. ..........................................        615,634         4,370,621
    #TDK Corp. ......................................................        113,700         4,636,485
     Teijin, Ltd. ...................................................      1,535,450         5,359,907
     Toda Corp. .....................................................        163,000           578,370
    #Tokai Rika Co., Ltd. ...........................................         94,200         1,517,393

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
JAPAN -- (Continued)
     Tokyo Broadcasting System, Inc. ................................         85,300   $     1,052,340
     Tokyo Steel Manufacturing Co., Ltd. ............................        224,500         1,881,947
    #Toppan Printing Co., Ltd. ......................................      1,312,000        10,201,180
    #Tosoh Corp. ....................................................      1,044,000         3,393,201
     Toyo Seikan Kaisha, Ltd. .......................................        346,349         5,270,105
     Toyobo Co., Ltd. ...............................................        743,000         1,055,163
     Toyota Auto Body Co., Ltd. .....................................        108,400         1,625,505
     Toyota Motor Corp. .............................................        349,500        11,603,673
    #Toyota Motor Corp. Sponsored ADR ...............................        673,198        44,909,039
     Toyota Tsusho Corp. ............................................        482,400         7,612,427
    #UNY Co., Ltd. ..................................................        390,450         3,522,144
     Wacoal Corp. ...................................................        179,000         2,114,632
     Yamaguchi Financial Group, Inc. ................................        492,148         4,385,256
     Yamaha Corp. ...................................................        327,300         3,312,724
     Yamato Holdings Co., Ltd. ......................................        438,100         7,262,773
     Yamato Kogyo Co., Ltd. .........................................         82,600         2,089,328
     Yamazaki Baking Co., Ltd. ......................................        130,000         1,723,464
    *Yokogawa Electric Corp. ........................................        189,900         1,775,959
    #Yokohama Rubber Co., Ltd. ......................................        437,000         2,494,478
                                                                                       ---------------
TOTAL JAPAN .........................................................                    1,473,030,884
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Rekapacific Berhad .............................................        691,000                --
                                                                                       ---------------
NETHERLANDS -- (2.8%)
    *Aegon NV .......................................................      3,288,297        15,681,715
     Akzo Nobel NV ..................................................        429,317        22,574,371
    #ArcelorMittal NV ...............................................      2,446,831        50,730,198
    *ING Groep NV ...................................................      4,345,626        37,463,546
    *ING Groep NV Sponsored ADR .....................................      1,273,519        11,003,204
     Koninklijke Ahold NV ...........................................        984,473        12,577,988
     Koninklijke DSM NV .............................................        452,418        23,151,087
     Koninklijke Philips Electronics NV .............................      1,939,039        40,364,410
     Philips Electronics NV ADR .....................................        137,395         2,864,686
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                      216,411,205
                                                                                       ---------------
NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd. ...........................        219,002           413,501
     Contact Energy, Ltd. ...........................................      1,261,859         5,686,016
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                        6,099,517
                                                                                       ---------------
NORWAY -- (1.0%)
     Aker ASA Series A ..............................................         72,828         2,067,407
    *Aker Kvaerner ASA ..............................................        246,569         2,834,743
    *Archer, Ltd. ASA ...............................................        128,786           541,503
     BW Offshore, Ltd. ASA ..........................................        416,901           778,153
    *Cermaq ASA .....................................................          7,367            81,714
    #DnB NOR ASA Series A ...........................................      1,077,917        12,468,257
    #Marine Harvest ASA .............................................      7,530,562         3,356,316
    #Norsk Hydro ASA ................................................      3,357,025        17,389,424
     Norsk Hydro ASA Sponsored ADR ..................................         59,900           311,480
    #Orkla ASA ......................................................      2,797,062        24,248,560
    *Petroleum Geo-Services ASA .....................................        179,741         1,952,846
     Stolt-Nielsen, Ltd. ............................................          1,053            20,824
    #Storebrand ASA .................................................      1,082,306         6,612,307
                                                                                       ---------------
TOTAL NORWAY ........................................................                       72,663,534
                                                                                       ---------------
PORTUGAL -- (0.1%)
    #Banco Espirito Santo SA ........................................        872,703         1,872,608
     Cimpor Cimentos de Portugal SA .................................        169,758         1,255,162

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PORTUGAL -- (Continued)
   #*EDP Renovaveis SA ..............................................        437,976   $     2,616,345
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                        5,744,115
                                                                                       ---------------
SINGAPORE -- (1.0%)
     CapitaLand, Ltd. ...............................................      4,942,000        10,647,272
     CapitaMalls Asia, Ltd. .........................................      1,863,000         2,007,400
     DBS Group Holdings, Ltd. .......................................      2,017,557        19,707,032
     Fraser & Neave, Ltd. ...........................................      1,620,450         7,892,310
     Golden Agri-Resources, Ltd. ....................................     13,950,000         7,141,336
    #Neptune Orient Lines, Ltd. .....................................      1,079,004           967,701
    #Overseas Union Enterprise, Ltd. ................................        405,000           743,523
    #Singapore Airlines, Ltd. .......................................      1,585,600        14,691,809
     Singapore Land, Ltd. ...........................................        532,000         2,478,976
     United Industrial Corp., Ltd. ..................................      2,155,000         4,620,038
     UOL Group, Ltd. ................................................      1,376,600         4,866,611
     Venture Corp., Ltd. ............................................        307,000         1,637,358
     Wheelock Properties, Ltd. ......................................        870,000         1,107,486
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                       78,508,852
                                                                                       ---------------
SPAIN -- (2.8%)
    #Acciona SA .....................................................        114,419        10,819,411
     Banco Bilbao Vizcaya Argentaria SA .............................        356,498         3,208,453
    #Banco de Sabadell SA ...........................................      4,324,542        15,511,194
    #Banco Espanol de Credito SA ....................................        400,117         2,369,121
    #Banco Popular Espanol SA .......................................      3,740,123        17,119,496
     Banco Santander SA .............................................      4,170,537        35,298,849
     Banco Santander SA Sponsored ADR ...............................      1,384,686        11,852,912
     CaixaBank SA ...................................................      2,645,490        12,897,795
    #Fomento de Construcciones y Contratas SA .......................         41,871         1,083,970
     Gas Natural SDG SA .............................................      1,165,796        21,669,717
     Iberdrola SA ...................................................        904,969         6,547,425
     Repsol YPF SA ..................................................        938,894        28,260,450
     Repsol YPF SA Sponsored ADR ....................................      1,432,181        43,208,901
                                                                                       ---------------
TOTAL SPAIN .........................................................                      209,847,694
                                                                                       ---------------
SWEDEN -- (2.2%)
     Boliden AB .....................................................        232,476         3,304,974
    #Holmen AB Series A .............................................          6,300           188,773
    *Meda AB Series A ...............................................         39,893           405,982
     Nordea Bank AB .................................................      4,070,233        36,961,282
     Skandinaviska Enskilda Banken AB Series A ......................      3,019,960        18,931,857
    #Skandinaviska Enskilda Banken AB Series C ......................         12,151            75,076
     SSAB AB Series A ...............................................        507,586         4,906,851
     SSAB AB Series B ...............................................        233,785         1,980,825
    #Svenska Cellulosa AB Series A ..................................         61,106           902,353
     Svenska Cellulosa AB Series B ..................................      1,586,671        23,163,126
     Swedbank AB Series A ...........................................      1,322,591        18,516,912
     Tele2 AB Series B ..............................................        494,478        10,412,864
     Telefonaktiebolaget LM Ericsson AB Series A ....................         19,848           197,666
     Telefonaktiebolaget LM Ericsson AB Series B ....................        831,295         8,665,027
     Telefonaktiebolaget LM Ericsson AB Sponsored ADR ...............        952,162         9,912,006
     TeliaSonera AB .................................................      3,768,582        26,195,123
     Volvo AB Series A ..............................................        423,293         5,258,664
                                                                                       ---------------
TOTAL SWEDEN ........................................................                      169,979,361
                                                                                       ---------------
SWITZERLAND -- (4.9%)
     Adecco SA ......................................................        351,751        16,893,626
    #Alpiq Holding AG ...............................................          1,239           259,588
    *Aryzta AG ......................................................          4,934           237,909
     Baloise Holding AG .............................................        200,163        16,304,434

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Banque Cantonale Vaudoise AG ...................................            732   $       378,950
     Credit Suisse Group AG .........................................        393,810        11,357,889
    #Credit Suisse Group AG Sponsored ADR ...........................        805,990        23,349,530
     Givaudan SA ....................................................         14,257        12,967,008
     Holcim, Ltd. ...................................................        886,165        56,117,367
     Lonza Group AG .................................................         10,691           711,147
     Novartis AG ....................................................         16,632           936,968
     Novartis AG ADR ................................................        512,259        28,927,266
    *PSP Swiss Property AG ..........................................         95,780         8,714,083
     St. Galler Kantonalbank AG .....................................          3,800         1,650,988
    *Sulzer AG ......................................................         20,524         2,392,066
     Swiss Life Holding AG ..........................................        123,557        15,174,944
    *Swiss Re, Ltd. .................................................      1,108,107        60,500,983
    *UBS AG .........................................................      3,071,652        38,820,179
     Zurich Financial Services AG ...................................        322,634        74,348,937
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      370,043,862
                                                                                       ---------------
UNITED KINGDOM -- (17.1%)
     Anglo American P.L.C. ..........................................          2,379            87,215
     Associated British Foods P.L.C. ................................      1,453,662        25,800,904
     Aviva P.L.C. ...................................................      7,470,381        40,755,092
     Barclays P.L.C. ................................................      4,073,063        12,626,246
    #Barclays P.L.C. Sponsored ADR ..................................      4,308,754        53,902,513
     BP P.L.C. Sponsored ADR ........................................      2,525,358       111,570,316
     Carnival P.L.C. ................................................        658,867        24,107,567
    #Carnival P.L.C. ADR ............................................        241,674         8,833,185
     Eurasian Natural Resources Corp. P.L.C. ........................            599             6,309
     HSBC Holdings P.L.C. Sponsored ADR .............................         77,098         3,366,099
    *International Consolidated Airlines Group SA ...................      3,077,641         8,474,431
     International Power P.L.C. .....................................      6,455,198        35,017,395
     Investec P.L.C. ................................................        684,250         4,145,567
     Kazakhmys P.L.C. ...............................................        690,345        10,205,747
     Kingfisher P.L.C. ..............................................     10,285,817        42,615,041
     Legal & General Group P.L.C. ...................................      8,831,187        15,557,097
    *Lloyds Banking Group P.L.C. ....................................     29,729,797        15,373,947
   #*Lloyds Banking Group P.L.C. Sponsored ADR ......................      2,857,128         5,885,684
     Mondi P.L.C. ...................................................      1,450,865        11,034,775
     Old Mutual P.L.C. ..............................................     13,707,309        24,099,240
    #Pearson P.L.C. Sponsored ADR ...................................      1,734,559        31,915,886
     Resolution, Ltd. ...............................................      2,501,444        11,008,571
     Rexam P.L.C. ...................................................      4,237,546        23,488,669
    *Royal Bank of Scotland Group P.L.C. ............................     28,204,170        10,884,557
   #*Royal Bank of Scotland Group P.L.C. Sponsored ADR ..............        377,000         2,917,980
     Royal Dutch Shell P.L.C. ADR ...................................      3,323,210       238,606,478
     Royal Dutch Shell P.L.C. Series A ..............................          1,668            59,088
     Royal Dutch Shell P.L.C. Series B ..............................        128,375         4,605,852
     RSA Insurance Group P.L.C. .....................................      5,217,096         9,316,953
     Sainsbury (J.) P.L.C. ..........................................      5,529,939        26,499,218
     Vodafone Group P.L.C. ..........................................     34,976,333        97,118,175
     Vodafone Group P.L.C. Sponsored ADR ............................      8,700,738       242,228,546
     William Morrison Supermarkets P.L.C. ...........................      8,127,143        39,411,911
     Wolseley P.L.C. ................................................        889,796        25,658,180
     WPP P.L.C. .....................................................      1,690,774        17,501,291
     WPP P.L.C. Sponsored ADR .......................................         38,003         1,969,695
     Xstrata P.L.C. .................................................      4,186,332        69,729,764
                                                                                       ---------------
TOTAL UNITED KINGDOM ................................................                    1,306,385,184
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    6,879,374,136
                                                                                       ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
     Porsche Automobil Holding SE ...................................        334,085   $    19,462,153
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    *New World Development Co., Ltd. Rights 11/22/11 ................      4,079,738         1,391,631
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
 (S)@DFA Short Term Investment Fund .................................    715,664,286       715,664,286
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
       $2,921,919) to be repurchased at $2,864,635 ..................   $      2,865         2,864,626
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      718,528,912
                                                                                       ---------------
TOTAL INVESTMENTS  --  (100.0%)
   (Cost $7,061,653,062) ............................................                  $ 7,618,756,832
                                                                                       ===============

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES          VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (89.2%)
Consumer Discretionary -- (20.6%)
    #Accordia Golf Co., Ltd. ........................................          4,489   $     3,304,974
     Aeon Fantasy Co., Ltd. .........................................         57,832           813,401
     Ahresty Corp. ..................................................         16,200            99,168
    #Aichi Machine Industry Co., Ltd. ...............................        294,000           903,803
    #Aigan Co., Ltd. ................................................         96,200           482,159
     Aisan Industry Co., Ltd. .......................................        132,800         1,237,235
    #Akebono Brake Industry Co., Ltd. ...............................        326,700         1,554,039
     Alpen Co., Ltd. ................................................         70,600         1,211,230
     Alpha Corp. ....................................................         30,200           337,502
     Alpine Electronics, Inc. .......................................        206,300         2,422,496
    #Amiyaki Tei Co., Ltd. ..........................................            235           573,783
     Amuse, Inc. ....................................................         29,999           386,815
   #*Anrakutei Co., Ltd. ............................................         50,000           257,728
     AOI Advertising Promotion, Inc. ................................         39,000           200,467
     AOKI Holdings, Inc. ............................................         97,100         1,293,877
     Aoyama Trading Co., Ltd. .......................................        250,500         3,957,036
     Arc Land Sakamoto Co., Ltd. ....................................         24,000           439,358
    #Arnest One Corp. ...............................................        183,900         1,814,341
    #Asahi Co., Ltd. ................................................         35,100           777,609
    *ASAHI TEC CORP. ................................................      1,772,000           517,596
    #Asatsu-DK, Inc. ................................................        120,400         2,825,709
    *Ashimori Industry Co., Ltd. ....................................        319,000           425,490
    #ASKUL Corp. ....................................................         75,200         1,072,159
     Asti Corp. .....................................................         46,000           118,040
   #*Atom Corp. .....................................................        170,700           583,174
     Atsugi Co., Ltd. ...............................................        750,000           882,810
     Autobacs Seven Co., Ltd. .......................................         97,200         4,450,886
     Avex Group Holdings, Inc. ......................................        152,900         1,808,877
     Belluna Co., Ltd. ..............................................          6,950            54,307
    *Best Denki Co., Ltd. ...........................................        304,500           832,756
    #Bic Camera, Inc. ...............................................          2,531         1,339,794
    #Bookoff Corp. ..................................................         33,500           276,311
     Calsonic Kansei Corp. ..........................................        617,000         3,620,527
     Can Do Co., Ltd. ...............................................            261           284,326
   #*Carchs Holdings Co., Ltd. ......................................        707,200           250,491
     Central Sports Co., Ltd. .......................................          1,000            11,693
   #*CHI Group Co., Ltd. ............................................         11,000            28,580
     Chiyoda Co., Ltd. ..............................................        120,900         2,136,446
     Chofu Seisakusho Co., Ltd. .....................................         88,800         2,264,662
     Chori Co., Ltd. ................................................        658,000           723,912
     Chuo Spring Co., Ltd. ..........................................        202,000           686,526
   #*Clarion Co., Ltd. ..............................................        496,000           839,994
     Cleanup Corp. ..................................................        131,900           786,854
     Colowide Co., Ltd. .............................................        210,950         1,362,816
     Corona Corp. ...................................................         76,200         1,326,609
     Cross Plus, Inc. ...............................................         22,000           203,050
     Daido Metal Co., Ltd. ..........................................        144,000         1,472,278
     Daidoh, Ltd. ...................................................        113,600         1,120,156
   #*Daiei, Inc. (The) ..............................................        379,250         1,438,499
     Daikoku Denki Co., Ltd. ........................................         36,900           330,399
     Daimaruenawin Co., Ltd. ........................................            400             2,608
     Dainichi Co., Ltd. .............................................         54,900           611,975
    #Daisyo Corp. ...................................................         54,300           642,824
     DCM Holdings Co., Ltd. .........................................        350,600         2,804,167
     Descente, Ltd. .................................................        231,000         1,305,652
    #Doshisha Co., Ltd. .............................................         54,800         1,361,439
     Doutor Nichires Holdings Co., Ltd. .............................        140,986         1,685,540
     Dynic Corp. ....................................................        127,000           209,173

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Eagle Industry Co., Ltd. .......................................        108,000   $     1,204,605
    #Edion Corp. ....................................................        300,500         2,404,363
     Exedy Corp. ....................................................        119,700         3,467,778
     F&A Aqua Holdings, Inc. ........................................         60,638           584,978
     FCC Co., Ltd. ..................................................        132,600         2,801,595
     Fine Sinter Co., Ltd. ..........................................         49,000           143,757
     Foster Electric Co., Ltd. ......................................         86,500         1,266,681
    #France Bed Holdings Co., Ltd. ..................................        750,000         1,040,053
    #F-Tech, Inc. ...................................................         20,100           243,015
    #Fuji Co., Ltd. .................................................         97,000         2,140,373
     Fuji Corp, Ltd. ................................................        102,300           482,555
   #*Fuji Kiko Co., Ltd. ............................................        148,000           456,462
     Fuji Kyuko Co., Ltd. ...........................................        311,000         1,775,095
     Fuji Oozx, Inc. ................................................          6,000            22,681
     Fujibo Holdings, Inc. ..........................................        205,000           398,474
     Fujikura Rubber, Ltd. ..........................................         72,900           284,197
     Fujita Kanko, Inc. .............................................        394,100         1,295,507
    #Fujitsu General, Ltd. ..........................................        285,000         1,685,201
    #Funai Electric Co., Ltd. .......................................         84,200         1,654,922
    #Furukawa Battery Co., Ltd. .....................................         71,000           350,173
     Futaba Industrial Co., Ltd. ....................................        163,800         1,043,968
    #G-7 Holdings, Inc. .............................................         29,200           137,848
    *Gajoen Kanko Co. ...............................................         37,000                --
     Gakken Holdings Co., Ltd. ......................................        322,000           569,543
   #*Genki Sushi Co., Ltd. ..........................................         19,400           234,076
    #GEO Co., Ltd. ..................................................          1,351         1,360,404
    #GLOBERIDE, Inc. ................................................        463,000           482,313
     Goldwin, Inc. ..................................................        175,000           572,615
    *Gourmet Kineya Co., Ltd. .......................................         87,000           457,307
   #*GSI Creos Corp. ................................................        194,000           238,950
     Gulliver International Co., Ltd. ...............................         21,640           956,056
     Gunze, Ltd. ....................................................        758,000         2,298,876
     H2O Retailing Corp. ............................................        387,000         2,791,996
    *Hagihara Industries, Inc. ......................................          2,700            40,220
     Hakuyosha Co., Ltd. ............................................         88,000           232,140
    #Happinet Corp. .................................................         36,100           565,584
     Haruyama Trading Co., Ltd. .....................................         47,900           216,614
    *Haseko Corp. ...................................................      5,986,000         3,763,301
     Heiwa Corp. ....................................................        154,600         2,561,878
     Hiday Hidaka Corp. .............................................         21,800           329,809
    #Hikari Tsushin, Inc. ...........................................         95,800         2,230,336
     Himaraya Co., Ltd. .............................................         35,900           242,339
     HIS Co., Ltd. ..................................................        101,800         2,631,014
     Hitachi Koki Co., Ltd. .........................................        200,900         1,506,655
    #Honeys Co., Ltd. ...............................................         38,980           561,193
     Horipro, Inc. ..................................................         41,800           355,473
     I Metal Technology Co., Ltd. ...................................        142,000           253,332
    #Ichibanya Co., Ltd. ............................................         17,200           517,299
     Ichikawa Co., Ltd. .............................................         63,000           119,666
    #Ichikoh Industries, Ltd. .......................................        285,000           469,380
    #Ikyu Corp. .....................................................            526           232,137
    #Imasen Electric Industrial Co., Ltd. ...........................         54,800           680,652
     Imperial Hotel, Ltd. ...........................................         10,950           263,466
   #*Impress Holdings, Inc. .........................................        110,400           121,139
     Intage, Inc. ...................................................         14,800           290,674
     Ishizuka Glass Co., Ltd. .......................................        109,000           213,193
    *Izuhakone Railway Co., Ltd. ....................................            300            20,721
     Izumi Co., Ltd. ................................................         96,700         1,470,954
    *Izutsuya Co., Ltd. .............................................        350,000           197,702
    *Janome Sewing Machine Co., Ltd. ................................        364,000           258,423
     Japan Vilene Co., Ltd. .........................................        139,000           577,591

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Japan Wool Textile Co., Ltd. (The) .............................        310,000   $     2,494,671
   #*Jeans Mate Corp. ...............................................         30,308            74,467
     Jidosha Buhin Kogyo Co., Ltd. ..................................         79,000           432,657
   #*Joban Kosan Co., Ltd. ..........................................        221,000           223,749
    #Joshin Denki Co., Ltd. .........................................        205,000         2,182,951
     Juntendo Co., Ltd. .............................................         31,000            51,227
   #*JVC Kenwood Holdings, Inc. .....................................        468,130         1,901,943
     Kabuki-Za Co., Ltd. ............................................         39,000         1,845,759
    #Kadokawa Holdings, Inc. ........................................         88,600         2,760,645
     Kanto Auto Works, Ltd. .........................................        168,000         1,391,862
     Kappa Create Co., Ltd. .........................................         52,050         1,118,619
     Kasai Kogyo Co., Ltd. ..........................................        118,000           694,961
    #Kawai Musical Instruments Manufacturing Co., Ltd. ..............        256,000           515,914
     Keihin Corp. ...................................................        165,500         2,552,727
    #Keiyo Co., Ltd. ................................................        173,500         1,010,162
    #Kentucky Fried Chicken Japan, Ltd. .............................         78,000         1,994,571
    #Kimoto Co., Ltd. ...............................................         39,300           309,725
   #*Kinki Nippon Tourist Co., Ltd. .................................        213,000           228,241
   #*Kinugawa Rubber Industrial Co., Ltd. ...........................        198,000         1,494,213
    #Kisoji Co., Ltd. ...............................................         85,300         1,528,476
     Koekisha Co., Ltd. .............................................         13,600           214,934
     Kohnan Shoji Co., Ltd. .........................................         96,800         1,678,162
    #Kojima Co., Ltd. ...............................................        145,700           998,758
     Komatsu Seiren Co., Ltd. .......................................        145,000           656,117
     Komeri Co., Ltd. ...............................................        121,500         3,827,963
     Konaka Co., Ltd. ...............................................        116,660           412,281
     Kourakuen Corp. ................................................         19,100           272,743
     KU Holdings Co., Ltd. ..........................................         68,200           324,103
    #Kura Corp. .....................................................         54,800           696,420
     Kurabo Industries, Ltd. ........................................      1,067,000         2,023,461
     Kuraudia Co., Ltd. .............................................          5,700            73,273
     Kuroganeya Co., Ltd. ...........................................         14,000            54,334
    #KYB Co., Ltd. ..................................................        633,000         3,637,518
     Kyoritsu Maintenance Co., Ltd. .................................         46,160           743,428
     Kyoto Kimono Yuzen Co., Ltd. ...................................         55,700           647,943
     Kyowa Leather Cloth Co., Ltd. ..................................         71,700           247,335
   #*Laox Co., Ltd. .................................................        419,000           204,849
     LEC, Inc. ......................................................            900            16,998
   #*Look, Inc. .....................................................        159,000           347,917
     Mamiya-Op Co., Ltd. ............................................        285,000           329,543
     Marche Corp. ...................................................         23,000           203,242
     Mars Engineering Corp. .........................................         43,600           691,298
   #*Maruei Department Store Co., Ltd. ..............................        142,000           148,769
    #Maruzen Co., Ltd. ..............................................         46,000           292,356
   #*Matsuya Co., Ltd. ..............................................        158,400           920,587
     Matsuya Foods Co., Ltd. ........................................         46,900           892,770
    #Megane TOP Co., Ltd. ...........................................         76,200           889,847
     Meiko Network Japan Co., Ltd. ..................................         22,900           189,614
     Meiwa Estate Co., Ltd. .........................................         12,300            56,213
    *Meiwa Industry Co., Ltd. .......................................         29,000            41,940
     Mikuni Corp. ...................................................        108,000           225,259
    *Misawa Homes Co., Ltd. .........................................        105,100           626,723
     Misawa Resort Co., Ltd. ........................................        180,000           333,802
    *Mitsuba Corp. ..................................................        152,690         1,219,107
     Mitsui Home Co., Ltd. ..........................................        155,000           777,893
    #Mizuno Corp. ...................................................        435,000         2,108,000
     MOS Food Services, Inc. ........................................        115,300         2,199,027
     Mr Max Corp. ...................................................        119,000           449,185
     Murakami Corp. .................................................          5,000            49,650
     Musashi Seimitsu Industry Co., Ltd. ............................         85,100         2,011,718
    *Naigai Co., Ltd. ...............................................      2,643,000         1,168,238

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
   #*Nexyz Corp. ....................................................          1,920   $        48,169
     Nice Holdings, Inc. ............................................        451,000           915,757
     Nidec Copal Corp. ..............................................         88,700           940,070
    #Nidec Tosok Corp. ..............................................        109,300         1,314,125
    #Nifco, Inc. ....................................................        191,700         4,999,788
     Nihon Eslead Corp. .............................................          1,700            14,238
     Nihon Tokushu Toryo Co., Ltd. ..................................         56,000           214,634
     Nikkato Corp. ..................................................            700             3,990
   #*Nippon Columbia Co., Ltd. ......................................        563,000           205,825
     Nippon Felt Co., Ltd. ..........................................         67,200           325,657
   #*Nippon Piston Ring Co., Ltd. ...................................        277,000           531,375
     Nippon Seiki Co., Ltd. .........................................        169,400         1,701,948
     Nishimatsuya Chain Co., Ltd. ...................................        234,700         1,813,576
     Nissan Shatai Co., Ltd. ........................................        362,023         3,245,662
   #*Nissan Tokyo Sales Holdings Co., Ltd. ..........................        236,000           328,498
     Nissen Holdings Co., Ltd. ......................................        181,591         1,099,103
     Nissin Kogyo Co., Ltd. .........................................        151,100         2,129,232
     Nittan Valve Co., Ltd. .........................................         82,800           272,352
    *Nitto Kako Co., Ltd. ...........................................         60,000            40,854
    *Noritsu Koki Co., Ltd. .........................................        101,700           457,339
     Omikenshi Co., Ltd. ............................................        127,000            70,458
     Onward Holdings Co., Ltd. ......................................        495,000         3,644,194
     Pacific Industrial Co., Ltd. ...................................        181,000           902,872
    #Pal Co., Ltd. ..................................................         12,900           468,876
    *Paltac Corp. ...................................................            300             5,349
     PanaHome Corp. .................................................        398,200         2,744,628
    *Paramount Bed Holdings Co., Ltd. ...............................         82,000         1,942,492
     Parco Co., Ltd. ................................................        268,200         2,010,327
    #Paris Miki Holdings, Inc. ......................................        160,100         1,291,859
    #PGM Holdings K.K. ..............................................          2,086         1,370,744
   #*PIA Corp. ......................................................         26,700           265,831
     Piolax, Inc. ...................................................         44,500           962,481
   #*Pioneer Electronic Corp. .......................................        981,300         3,934,768
     Plenus Co., Ltd. ...............................................         83,900         1,290,904
     Point, Inc. ....................................................         66,930         2,886,833
     Press Kogyo Co., Ltd. ..........................................        396,000         1,851,540
   #*Renown, Inc. ...................................................        242,600           458,157
     Resorttrust, Inc. ..............................................        139,408         2,085,363
     Rhythm Watch Co., Ltd. .........................................        650,000           885,267
    #Right On Co., Ltd. .............................................         67,325           458,578
     Riken Corp. ....................................................        362,000         1,483,057
    #Ringer Hut Co., Ltd. ...........................................         72,700           977,257
     Riso Kyoiku Co., Ltd. ..........................................          7,533           420,776
     Roland Corp. ...................................................         92,800           810,710
     Round One Corp. ................................................        266,600         1,946,499
    #Royal Holdings Co., Ltd. .......................................        135,300         1,520,728
     Ryohin Keikaku Co., Ltd. .......................................         94,300         4,475,211
   #*Sagami Chain Co., Ltd. .........................................         77,000           486,780
    *Sagami Co., Ltd. ...............................................        225,000           228,693
     Saizeriya Co., Ltd. ............................................        145,800         2,362,916
   #*Sakai Ovex Co., Ltd. ...........................................        205,000           285,769
    #Sanden Corp. ...................................................        497,000         1,704,654
    #Sangetsu Co., Ltd. .............................................         76,525         2,001,546
     Sankyo Seiko Co., Ltd. .........................................         28,100            91,231
     Sanoh Industrial Co., Ltd. .....................................        118,600         1,020,458
     Sanyo Housing Nagoya Co., Ltd. .................................            354           332,783
     Sanyo Shokai, Ltd. .............................................        421,000           992,892
     Scroll Corp. ...................................................         77,300           258,496
    #Seiko Holdings Corp. ...........................................        477,407         1,181,542
     Seiren Co., Ltd. ...............................................        223,900         1,329,567
     Senshukai Co., Ltd. ............................................        165,200         1,098,359

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Seven Seas Holdings Co., Ltd. ..................................        331,000   $        96,331
    #Shikibo, Ltd. ..................................................        521,000           606,230
     Shimachu Co., Ltd. .............................................        187,000         4,033,239
    #Shimojima Co., Ltd. ............................................         14,100           171,167
    *Shinyei Kaisha .................................................         96,000           160,727
     Shiroki Corp. ..................................................        285,000           807,916
     Shobunsha Publications, Inc. ...................................        339,400         2,450,183
    #Shochiku Co., Ltd. .............................................        404,400         3,668,953
     Shoei Co., Ltd. ................................................          1,600            10,766
    *Showa Corp. ....................................................        320,400         1,855,737
     SKY Perfect JSAT Holdings, Inc. ................................          7,630         3,708,231
     SNT Corp. ......................................................        101,800           393,975
     Soft99 Corp. ...................................................         70,600           402,529
     Sotoh Co., Ltd. ................................................         49,700           483,959
     SPK Corp. ......................................................         16,800           271,078
     SRI Sports, Ltd. ...............................................         12,200           129,928
     St. Marc Holdings Co., Ltd. ....................................         37,600         1,390,628
     Studio Alice Co., Ltd. .........................................         31,700           548,860
    #Suminoe Textile Co., Ltd. ......................................        323,000           545,050
     Sumitomo Forestry Co., Ltd. ....................................        436,666         3,778,511
   #*SxL Corp. ......................................................        493,000         1,020,901
    #T. RAD Co., Ltd. ...............................................        268,000           974,377
    #Tac Co., Ltd. ..................................................         15,400            36,723
    #Tachikawa Corp. ................................................         50,800           285,929
     Tachi-S Co., Ltd. ..............................................        112,840         1,927,318
    #Tact Home Co., Ltd. ............................................            221           185,785
     Taiho Kogyo Co., Ltd. ..........................................         92,800           801,335
     Takamatsu Construction Group Co., Ltd. .........................         90,500         1,433,890
     Taka-Q Co., Ltd. ...............................................         48,000            83,691
     Take & Give Needs Co., Ltd. ....................................          2,096           129,105
     Takihyo Co., Ltd. ..............................................         18,000            99,303
    #Tamron Co., Ltd. ...............................................         65,200         1,755,368
    *TASAKI & Co., Ltd. .............................................        498,000           314,316
     Taya Co., Ltd. .................................................          5,000            41,898
    #TBK Co., Ltd. ..................................................         72,000           305,676
    *TDF Corp. ......................................................         11,000            17,837
     Teikoku Piston Ring Co., Ltd. ..................................        103,500         1,204,621
     Teikoku Sen-I Co., Ltd. ........................................         78,000           506,682
    #Telepark Corp. .................................................            735         1,353,129
   #*Ten Allied Co., Ltd. ...........................................         50,000           164,039
     Tigers Polymer Corp. ...........................................         59,000           233,886
    *Toabo Corp. ....................................................        130,000            85,469
     Toei Co., Ltd. .................................................        284,000         1,332,316
    *Tokai Kanko Co., Ltd. ..........................................        505,999           128,102
     Tokai Rika Co., Ltd. ...........................................         72,600         1,169,456
     Tokai Rubber Industries, Ltd. ..................................        154,200         1,936,764
     Tokai Senko K.K. ...............................................        215,000           228,327
    *Token Corp. ....................................................         20,690           743,744
    *Tokyo Dome Corp. ...............................................        680,200         1,546,187
    #Tokyo Individualized Educational Institute, Inc. ...............         93,100           147,442
     Tokyo Kaikan Co., Ltd. .........................................         12,000            45,229
     Tokyo Soir Co., Ltd. ...........................................         49,000           120,265
     Tokyotokeiba Co., Ltd. .........................................        828,000         1,132,005
     Tokyu Recreation Co., Ltd. .....................................         77,000           470,759
    #Tomy Co., Ltd. .................................................        297,893         2,044,250
     Topre Corp. ....................................................        185,700         1,798,324
    #Toridoll.corp ..................................................         36,600           346,604
     Totenko Co., Ltd. ..............................................         57,000            81,382
    #Touei Housing Corp. ............................................         76,040           746,075
    #Tow Co., Ltd. ..................................................          7,000            39,461
     Toyo Tire & Rubber Co., Ltd. ...................................        767,000         1,861,477

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Toyobo Co., Ltd. ...............................................      3,218,000   $     4,570,007
     TS TECH CO., Ltd. ..............................................        185,600         2,786,025
    *TSI Holdings Co., Ltd. .........................................        281,495         1,452,153
    *Tsukamoto Co., Ltd. ............................................         52,000            58,838
     Tsutsumi Jewelry Co., Ltd. .....................................         49,300         1,148,801
     TV Asahi Corp. .................................................            326           513,587
     TV Tokyo Holdings Corp. ........................................          6,200            84,193
     Umenohana Co., Ltd. ............................................             13            25,221
     Unipres Corp. ..................................................        130,200         3,551,438
    #United Arrows, Ltd. ............................................         71,300         1,386,865
   #*Unitika, Ltd. ..................................................      1,765,000         1,018,291
     U-Shin, Ltd. ...................................................         94,500           825,862
     Watabe Wedding Corp. ...........................................         29,500           233,291
    #Watami Food Service Co., Ltd. ..................................        104,500         2,435,280
     Xebio Co., Ltd. ................................................         98,000         2,372,938
    #Yamatane Corp. .................................................        185,000           297,853
     Yellow Hat, Ltd. ...............................................         73,700           948,606
     Yokohama Reito Co., Ltd. .......................................        183,600         1,370,494
     Yomiuri Land Co., Ltd. .........................................        225,000           714,692
     Yonex Co., Ltd. ................................................         40,000           253,029
     Yorozu Corp. ...................................................         62,500         1,473,837
    #Yoshinoya Holdings Co., Ltd. ...................................          2,180         2,776,426
     Zenrin Co., Ltd. ...............................................        130,000         1,162,440
    #Zensho Co., Ltd. ...............................................        298,400         3,723,858
                                                                                       ---------------
Total Consumer Discretionary ........................................                      342,967,393
                                                                                       ---------------
Consumer Staples -- (9.0%)
    *Aderans Co., Ltd. ..............................................        120,250         1,235,071
    *Aeon Hokkaido Corp. ............................................        391,700         1,644,380
     Ahjikan Co., Ltd. ..............................................         10,500           107,668
     Ain Pharmaciez, Inc. ...........................................         39,900         1,630,476
    #Arcs Co., Ltd. .................................................         80,700         1,436,801
     Ariake Japan Co., Ltd. .........................................        103,700         1,797,762
     Cawachi, Ltd. ..................................................         81,900         1,556,557
     Chubu Shiryo Co., Ltd. .........................................         89,000           545,034
     Chuo Gyorui Co., Ltd. ..........................................         93,000           205,137
     Circle K Sunkus Co., Ltd. ......................................        161,900         2,639,616
     Coca-Cola Central Japan Co., Ltd. ..............................        111,200         1,475,811
     Cocokara fine, Inc. ............................................         59,560         1,480,552
     Cosmos Pharmaceutical Corp. ....................................         34,200         1,586,318
     CVS Bay Area, Inc. .............................................         51,000            62,861
     Daikokutenbussan Co., Ltd. .....................................          4,700           134,888
     Dr. Ci:Labo Co., Ltd. ..........................................            532         2,862,356
     Dydo Drinco, Inc. ..............................................         49,800         1,891,725
     Echo Trading Co., Ltd. .........................................         11,000            98,193
     Ensuiko Sugar Refining Co., Ltd. ...............................        102,000           244,728
     Ezaki Glico Co., Ltd. ..........................................          5,000            59,387
    #Fancl Corp. ....................................................        157,800         2,202,282
   #*First Baking Co., Ltd. .........................................        183,000           180,047
     Fuji Oil Co., Ltd. .............................................        258,900         3,674,846
     Fujicco Co., Ltd. ..............................................        116,600         1,441,598
   #*Fujiya Co., Ltd. ...............................................        474,000           932,069
     Hagoromo Foods Corp. ...........................................         40,000           585,385
     Harashin Narus Holdings Co., Ltd. ..............................         61,500           968,454
   #*Hayashikane Sangyo Co., Ltd. ...................................        299,000           240,571
    #Heiwado Co., Ltd. ..............................................        152,800         1,850,098
    #Hohsui Corp. ...................................................        120,000           130,200
     Hokkaido Coca-Cola Bottling Co., Ltd. ..........................         87,000           431,012
     Hokuto Corp. ...................................................        106,700         2,203,817
     Inageya Co., Ltd. ..............................................        175,000         1,991,123
    #Ito En, Ltd. ...................................................         80,800         1,369,659

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Itochu-Shokuhin Co., Ltd. ......................................         27,400   $       941,849
    #Itoham Foods, Inc. .............................................        674,800         2,323,507
     Izumiya Co., Ltd. ..............................................        447,000         2,021,323
     J-Oil Mills, Inc. ..............................................        477,000         1,372,894
    #Kameda Seika Co., Ltd. .........................................         70,000         1,319,325
     Kasumi Co., Ltd. ...............................................        203,100         1,292,993
     Kato Sangyo Co., Ltd. ..........................................        109,300         2,134,985
    #Key Coffee, Inc. ...............................................         79,000         1,400,407
     Kirindo Co., Ltd. ..............................................         28,300           171,086
     Kose Corp. .....................................................         84,900         2,022,915
     Kyodo Shiryo Co., Ltd. .........................................        330,000           364,379
    #Kyokuyo Co., Ltd. ..............................................        370,000           831,309
     Life Corp. .....................................................        183,400         3,201,475
     Lion Corp. .....................................................         82,000           457,012
     Mandom Corp. ...................................................         81,100         2,070,828
     Marudai Food Co., Ltd. .........................................        465,000         1,549,520
    #Maruetsu, Inc. (The) ...........................................        375,000         1,321,589
     Maruha Nichiro Holdings, Inc. ..................................      1,719,069         3,104,963
    *Maruya Co., Ltd. ...............................................          7,400            15,871
    #Matsumotokiyoshi Holdings Co., Ltd. ............................        111,200         2,106,654
    *Maxvalu Tohok Co., Ltd. ........................................         18,200           150,038
     Maxvalu Tokai Co., Ltd. ........................................         57,500           777,254
    #Megmilk Snow Brand Co., Ltd. ...................................        194,300         3,735,258
     Meito Sangyo Co., Ltd. .........................................         53,600           685,252
     Mikuni Coca-Cola Bottling Co., Ltd. ............................        171,600         1,483,088
    #Milbon Co., Ltd. ...............................................         49,014         1,504,306
     Ministop Co., Ltd. .............................................         70,200         1,262,800
     Mitsubishi Shokuhin Co., Ltd. ..................................         87,800         2,037,602
     Mitsui Sugar Co., Ltd. .........................................        453,850         1,890,801
     Miyoshi Oil & Fat Co., Ltd. ....................................        261,000           341,996
     Morinaga & Co., Ltd. ...........................................        933,000         2,206,157
     Morinaga Milk Industry Co., Ltd. ...............................        886,000         3,507,044
     Morishita Jinton Co., Ltd. .....................................         47,800           183,537
     Morozoff, Ltd. .................................................        108,000           382,213
    #Nagatanien Co., Ltd. ...........................................        115,000         1,255,032
     Nakamuraya Co., Ltd. ...........................................        203,000         1,033,567
   #*Nichimo Co., Ltd. ..............................................        112,000           196,414
     Nichirei Corp. .................................................      1,019,000         4,522,962
    #Nihon Chouzai Co., Ltd. ........................................         20,300           742,037
     Niitaka Co., Ltd. ..............................................          7,260            85,973
     Nippon Beet Sugar Manufacturing Co., Ltd. ......................        543,000         1,118,533
     Nippon Flour Mills Co., Ltd. ...................................        557,000         2,491,532
   #*Nippon Formula Feed Manufacturing Co., Ltd. ....................        267,000           352,018
    #Nippon Suisan Kaisha, Ltd. .....................................        936,700         3,164,110
     Nisshin Oillio Group, Ltd. (The) ...............................        550,000         2,459,082
    *Nisshin Sugar Holdings Co., Ltd. ...............................         14,900           323,805
     Nitto Flour Milling Co., Ltd. ..................................         64,000           247,475
     Noevir Holdings Co., Ltd. ......................................          6,800            75,948
     Oenon Holdings, Inc. ...........................................        247,000           558,602
    #Oie Sangyo Co., Ltd. ...........................................         20,900           209,924
     Okuwa Co., Ltd. ................................................        115,000         1,604,428
     Olympic Corp. ..................................................         64,900           575,237
     Pietro Co., Ltd. ...............................................         10,300           110,585
     Pigeon Corp. ...................................................         72,300         2,671,220
     Poplar Co., Ltd. ...............................................         25,760           142,835
     Prima Meat Packers, Ltd. .......................................        671,000           875,616
    #Riken Vitamin Co., Ltd. ........................................         79,200         2,252,070
     Rock Field Co., Ltd. ...........................................         47,000           755,765
     S Foods, Inc. ..................................................         73,762           554,004
     Sakata Seed Corp. ..............................................        164,600         2,329,224
     San-A Co., Ltd. ................................................         22,500           866,412

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
   #*Sapporo Holdings, Ltd. .........................................        694,000   $     2,587,229
    #Shoei Foods Corp. ..............................................         44,000           297,827
     Showa Sangyo Co., Ltd. .........................................        524,000         1,579,946
     Sogo Medical Co., Ltd. .........................................         23,000           769,057
     Sonton Food Industry Co., Ltd. .................................         43,000           371,359
     Starzen Co., Ltd. ..............................................        279,000           813,723
     Sugi Holdings Co., Ltd. ........................................        129,700         3,384,856
     Takara Holdings, Inc. ..........................................        714,000         4,219,127
     Three F Co., Ltd. ..............................................         17,700           104,249
    #Tobu Store Co., Ltd. ...........................................        205,000           669,889
     TOHO Co., Ltd. .................................................        158,000           617,080
    #Tohto Suisan Co., Ltd. .........................................        120,000           202,645
     Torigoe Co., Ltd. (The) ........................................         84,500           752,576
     Toyo Sugar Refining Co., Ltd. ..................................        157,000           183,580
     Tsukiji Uoichiba Co., Ltd. .....................................         15,000            18,786
     Tsuruha Holdings, Inc. .........................................         64,600         3,300,432
   #*Unicafe, Inc. ..................................................         15,060            67,001
     Uoriki Co., Ltd. ...............................................            400             4,624
     Valor Co., Ltd. ................................................        175,400         2,608,675
     Warabeya Nichiyo Co., Ltd. .....................................         51,360           661,815
    #Yaizu Suisankagaku Industry Co., Ltd. ..........................         41,000           379,303
     Yaoko Co., Ltd. ................................................         40,800         1,338,217
     Yomeishu Seizo Co., Ltd. .......................................        100,000           920,746
     Yonekyu Corp. ..................................................        100,000           873,708
     Yuasa Funashoku Co., Ltd. ......................................        112,000           256,645
    #Yukiguni Maitake Co., Ltd. .....................................        101,856           484,408
     Yutaka Foods Corp. .............................................          6,000           109,843
                                                                                       ---------------
Total Consumer Staples ..............................................                      150,220,468
                                                                                       ---------------
Energy -- (0.9%)
     AOC Holdings, Inc. .............................................        154,800           888,213
     BP Castrol K.K. ................................................         66,500           277,840
   #*Fuji Kosan Co., Ltd. ...........................................        264,000           225,718
     Itochu Enex Co., Ltd. ..........................................        302,200         1,568,266
    #Japan Drilling Co., Ltd. .......................................         16,900           553,978
     Japan Oil Transportation Co., Ltd. .............................         79,000           185,410
     Kanto Natural Gas Development Co., Ltd. ........................        155,000           802,721
    #Kyoei Tanker Co., Ltd. .........................................        111,000           157,291
     Mitsuuroko Co., Ltd. ...........................................        166,300           989,246
    #Modec, Inc. ....................................................         82,100         1,433,247
    #Nippon Gas Co., Ltd. ...........................................        148,900         2,270,555
    #Nippon Seiro Co., Ltd. .........................................         64,000           241,838
     Sala Corp. .....................................................        128,500           769,754
     San-Ai Oil Co., Ltd. ...........................................        273,000         1,185,245
     Shinko Plantech Co., Ltd. ......................................        164,000         1,456,725
     Sinanen Co., Ltd. ..............................................        251,000         1,141,115
     Toa Oil Co., Ltd. ..............................................        337,000           435,347
     Toyo Kanetsu K.K. ..............................................        507,000           932,727
                                                                                       ---------------
Total Energy ........................................................                       15,515,236
                                                                                       ---------------
Financials -- (10.1%)
     77 Bank, Ltd. (The) ............................................         43,000           169,374
     Aichi Bank, Ltd. (The) .........................................         53,800         2,986,018
     Airport Facilities Co., Ltd. ...................................        120,570           459,808
     Akita Bank, Ltd. (The) .........................................        785,400         2,250,223
     Aomori Bank, Ltd. (The) ........................................        819,000         2,361,846
     Asax Co., Ltd. .................................................             17            21,402
    #Awa Bank, Ltd. (The) ...........................................        503,000         3,343,186
     Bank of Iwate, Ltd. (The) ......................................         67,100         3,045,057
     Bank of Kochi, Ltd. (The) ......................................          2,000             1,936
     Bank of Nagoya, Ltd. (The) .....................................        612,297         1,937,813

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Financials -- (Continued)
     Bank of Okinawa, Ltd. (The) ....................................         92,500   $     3,692,807
     Bank of Saga, Ltd. (The) .......................................        624,000         1,479,192
     Bank of the Ryukyus, Ltd. ......................................        135,880         1,661,699
     Century Tokyo Leasing Corp. ....................................        223,890         4,476,323
    *Chiba Kogyo Bank, Ltd. (The) ...................................        180,300           979,948
    #Chukyo Bank, Ltd. (The) ........................................        675,000         1,611,549
     Daibiru Corp. ..................................................        209,700         1,416,563
     Daiko Clearing Services Corp. ..................................         49,700           153,060
    *Daikyo, Inc. ...................................................      1,289,000         2,197,472
     Daisan Bank, Ltd. (The) ........................................        621,000         1,308,154
     Daishi Bank, Ltd. (The) ........................................      1,398,000         4,448,525
     Daito Bank, Ltd. (The) .........................................        485,000           344,008
     Ehime Bank, Ltd. (The) .........................................        641,000         1,852,463
     Eighteenth Bank, Ltd. (The) ....................................      1,079,000         2,762,389
    *FIDEA Holdings Co., Ltd. .......................................        264,800           691,768
     Fukui Bank, Ltd. (The) .........................................        912,000         2,639,668
     Fukushima Bank, Ltd. ...........................................        846,000           406,203
    #Fuyo General Lease Co., Ltd. ...................................         84,500         2,903,499
     Goldcrest Co., Ltd. ............................................         73,070         1,340,580
     Heiwa Real Estate Co., Ltd. ....................................        427,500           926,365
     Higashi-Nippon Bank, Ltd. ......................................        659,000         1,329,239
     Higo Bank, Ltd. (The) ..........................................        657,000         3,587,195
     Hitachi Capital Corp. ..........................................          6,000            73,319
     Hokkoku Bank, Ltd. (The) .......................................        988,000         3,327,636
     Hokuetsu Bank, Ltd. (The) ......................................        920,000         1,727,221
     Hulic Co., Ltd. ................................................         39,200           419,664
     Hyakugo Bank, Ltd. (The) .......................................      1,045,609         4,066,286
     Hyakujishi Bank, Ltd. (The) ....................................      1,022,000         3,913,596
    #IBJ Leasing Co., Ltd. ..........................................         85,800         1,920,228
     Ichiyoshi Securities Co., Ltd. .................................        165,800           959,798
     Iida Home Max Co., Ltd. ........................................         73,000           589,795
     Iwai Cosmo Holdings, Inc. ......................................         26,300            89,586
   #*Japan Asia Investment Co., Ltd. ................................        345,000           262,778
     Juroku Bank, Ltd. ..............................................      1,331,000         3,980,608
    #kabu.com Securities Co., Ltd. ..................................        328,200           922,597
     Kagoshima Bank, Ltd. (The) .....................................        467,000         3,057,962
     Keihanshin Real Estate Co., Ltd. ...............................         26,000           120,388
     Keiyo Bank, Ltd. (The) .........................................        424,000         2,059,792
    *Kenedix, Inc. ..................................................          9,893         1,466,630
     Kirayaka Bank, Ltd. ............................................         98,000            90,356
     Kita-Nippon Bank, Ltd. (The) ...................................         49,406         1,147,135
     Kiyo Holdings, Inc. ............................................      2,635,900         3,720,995
     Kobayashi Yoko Co., Ltd. .......................................        231,400           521,441
   #*Kosei Securities Co., Ltd. .....................................        285,000           220,156
     Kyokuto Securities Co., Ltd. ...................................         65,800           415,397
   #*Leopalace21 Corp. ..............................................        985,885         2,689,036
     Marusan Securities Co., Ltd. ...................................        284,100         1,020,612
   #*Matsui Securities Co., Ltd. ....................................        444,400         2,091,319
     Michinoku Bank, Ltd. (The) .....................................        736,000         1,420,654
     Mie Bank, Ltd. (The) ...........................................        142,000           327,616
     Minato Bank, Ltd. (The) ........................................      1,063,000         1,825,985
     Mito Securities Co., Ltd. ......................................        254,000           336,119
     Miyazaki Bank, Ltd. (The) ......................................        586,000         1,235,930
     Mizuho Financial Group, Inc. ...................................         56,580            79,194
    #Monex Group, Inc. ..............................................          7,893         1,206,070
     Musashino Bank, Ltd. ...........................................        130,300         4,143,571
     Nagano Bank, Ltd. (The) ........................................        321,000           651,179
     Nanto Bank, Ltd. (The) .........................................        293,000         1,561,912
    *New Real Property K.K. .........................................         43,900                --
    *NIS Group Co., Ltd. ............................................      1,015,125            65,373
     Nisshin Fudosan Co., Ltd. ......................................         95,000           538,433

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Financials -- (Continued)
     Ogaki Kyoritsu Bank, Ltd. (The) ................................      1,315,000   $     4,076,621
     Oita Bank, Ltd. (The) ..........................................        676,900         1,921,150
     Okasan Securities Group, Inc. ..................................        795,000         2,440,385
     Ricoh Leasing Co., Ltd. ........................................         78,500         1,716,865
     San-in Godo Bank, Ltd. (The) ...................................        592,000         4,303,496
     Sankei Building Co., Ltd. ......................................        173,500           722,622
     Sapporo Hokuyo Holdings, Inc. ..................................        342,700         1,134,899
     Shiga Bank, Ltd. ...............................................        179,000         1,152,586
    #Shikoku Bank, Ltd. .............................................        802,000         2,824,417
    #Shimizu Bank, Ltd. .............................................         34,200         1,259,078
     Sumitomo Real Estate Sales Co., Ltd. ...........................         36,340         1,461,622
    *Sun Frontier Fudousan Co., Ltd. ................................            208            21,833
    #Taiko Bank, Ltd. (The) .........................................         31,000            87,028
   #*Takagi Securities Co., Ltd. ....................................        206,000           183,260
    #TOC Co., Ltd. ..................................................        435,250         1,915,504
     Tochigi Bank, Ltd. .............................................        726,000         2,546,200
     Toho Bank, Ltd. ................................................        915,200         2,376,487
     Toho Real Estate Co., Ltd. .....................................        140,700           726,367
     Tohoku Bank, Ltd. (The) ........................................        389,000           618,458
     Tokai Tokyo Financial Holdings, Inc. ...........................        997,000         2,769,054
     Tokyo Rakutenchi Co., Ltd. .....................................        218,000           753,717
     Tokyo Tatemono Co., Ltd. .......................................      1,552,000         4,870,859
     Tokyo Tatemono Real Estate Sales Co., Ltd. .....................          7,000            20,687
    #Tokyo Theatres Co., Inc. .......................................        290,000           417,482
     Tokyo Tomin Bank, Ltd. .........................................        127,000         1,475,640
    #Tokyu Livable, Inc. ............................................        103,200           929,151
     Tomato Bank, Ltd. ..............................................        397,000           694,746
     TOMONY Holdings, Inc. ..........................................        612,950         2,430,634
    #Tosei Corp. ....................................................            570           158,347
     Tottori Bank, Ltd. .............................................        328,000           698,207
     Towa Bank, Ltd. ................................................      1,370,000         1,593,908
     Toyo Securities Co., Ltd. ......................................        327,000           484,243
     Tsukuba Bank, Ltd. .............................................        231,600           765,314
     Yachiyo Bank, Ltd. (The) .......................................         28,500           698,576
     Yamagata Bank, Ltd. ............................................        635,500         3,040,381
     Yamanashi Chuo Bank, Ltd. ......................................        637,000         2,559,633
                                                                                       ---------------
Total Financials ....................................................                      168,901,156
                                                                                       ---------------
Health Care -- (3.8%)
     As One Corp. ...................................................         71,668         1,369,420
     ASKA Pharmaceutical Co., Ltd. ..................................        106,000           769,605
     BML, Inc. ......................................................         41,500           999,339
    #CMIC Co., Ltd. .................................................         17,500           290,257
     Create Medic Co., Ltd. .........................................         28,000           282,219
     Eiken Chemical Co., Ltd. .......................................         74,800           946,083
     EPS Co., Ltd. ..................................................            195           408,695
     FALCO SD HOLDINGS Co., Ltd. ....................................         34,300           320,876
     Fuso Pharmaceutical Industries, Ltd. ...........................        320,000           819,464
     Hitachi Medical Corp. ..........................................         85,000           919,469
     Hogy Medical Co., Ltd. .........................................         49,000         2,076,091
     Iwaki & Co., Ltd. ..............................................         55,000           140,942
     Japan Medical Dynamic Marketing, Inc. ..........................         44,900            97,484
     Jeol, Ltd. .....................................................        273,000           722,897
     JMS Co., Ltd. ..................................................        126,000           384,528
     Kaken Pharmaceutical Co., Ltd. .................................        353,000         4,430,753
     Kawanishi Holdings, Ltd. .......................................          7,400            84,897
     Kawasumi Laboratories, Inc. ....................................         45,000           267,311
    #Kissei Pharmaceutical Co., Ltd. ................................        106,300         1,996,621
     KYORIN Holdings, Inc. ..........................................        205,000         3,772,136
    *M3, Inc. .......................................................            263         1,189,398
     Mochida Pharmaceutical Co., Ltd. ...............................        281,000         2,872,266

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Health Care -- (Continued)
     Nagaileben Co., Ltd. ...........................................         22,600   $       311,448
    #Nichii Gakkan Co. ..............................................        227,100         2,268,612
    #Nihon Kohden Corp. .............................................        159,200         3,716,689
     Nikkiso Co., Ltd. ..............................................        252,000         2,095,486
    #Nippon Chemiphar Co., Ltd. .....................................        131,000           510,708
     Nippon Shinyaku Co., Ltd. ......................................        239,000         2,779,496
    #Nipro Corp. ....................................................        385,600         3,269,240
     Nissui Pharmaceutical Co., Ltd. ................................         64,200           549,462
     Rion Co., Ltd. .................................................          5,000            35,895
     Rohto Pharmaceutical Co., Ltd. .................................        360,000         4,147,178
    #Sawai Pharmaceutical Co., Ltd. .................................         50,500         4,723,834
     Seikagaku Corp. ................................................        179,800         1,950,077
    #Shin Nippon Biomedical Laboratories, Ltd. ......................         24,700            67,658
     Ship Healthcare Holdings, Inc. .................................        105,900         2,574,568
    *Techno Medica Co., Ltd. ........................................              1             3,477
    #Toho Holdings Co., Ltd. ........................................        196,100         2,474,563
     Torii Pharmaceutical Co., Ltd. .................................         65,200         1,219,214
    #Towa Pharmaceutical Co., Ltd. ..................................         42,300         1,859,806
    #Vital KSK Holdings, Inc. .......................................        150,600         1,247,596
   #*Wakamoto Pharmaceutical Co., Ltd. ..............................        100,000           289,821
     ZERIA Pharmaceutical Co., Ltd. .................................        109,000         1,790,502
                                                                                       ---------------
Total Health Care ...................................................                       63,046,081
                                                                                       ---------------
Industrials -- (24.1%)
   #*A&A Material Corp. .............................................        235,000           238,924
     Advan Co., Ltd. ................................................         96,900           880,364
   #*Advanex, Inc. ..................................................         73,000            57,970
     Aeon Delight Co., Ltd. .........................................         85,600         1,722,876
     Aica Kogyo Co., Ltd. ...........................................        244,300         3,304,876
     Aichi Corp. ....................................................        132,000           525,100
     Aida Engineering, Ltd. .........................................        273,600         1,365,315
     Airtech Japan, Ltd. ............................................         18,300            76,303
     Alps Logistics Co., Ltd. .......................................         50,700           458,542
    #Altech Co., Ltd. ...............................................         23,000            52,903
     Altech Corp. ...................................................         37,150           310,140
     Amano Corp. ....................................................        281,000         2,365,182
     Ando Corp. .....................................................        450,000           580,901
     Anest Iwata Corp. ..............................................        149,000           611,296
    #Asahi Diamond Industrial Co., Ltd. .............................        241,000         3,548,979
     Asahi Holdings, Inc. ...........................................        115,950         2,278,835
     Asahi Kogyosha Co., Ltd. .......................................        109,000           445,989
   #*Asanuma Corp. ..................................................        796,000           824,216
     Asia Air Survey Co., Ltd. ......................................         32,000            85,822
     Asunaro Aoki Construction Co., Ltd. ............................        154,000           779,278
     Ataka Construction & Engineering Co., Ltd. .....................         60,000           185,139
     Bando Chemical Industries, Ltd. ................................        348,000         1,351,800
     Benefit One, Inc. ..............................................              3             2,018
     Biken Techno Corp. .............................................         14,100            77,599
     Bunka Shutter Co., Ltd. ........................................        227,000           711,124
    #Central Glass Co., Ltd. ........................................        732,000         3,272,182
     Central Security Patrols Co., Ltd. .............................         43,700           430,278
     Chiyoda Integre Co., Ltd. ......................................          3,700            49,014
     Chudenko Corp. .................................................        130,500         1,412,644
     Chugai Ro Co., Ltd. ............................................        340,000           999,310
     CKD Corp. ......................................................        241,400         1,620,723
     COMSYS Holdings Corp. ..........................................        359,800         3,521,792
     Cosel Co., Ltd. ................................................        108,800         1,518,761
     CTI Engineering Co., Ltd. ......................................         44,000           302,971
     Dai-Dan Co., Ltd. ..............................................        156,000         1,016,944
     Daido Kogyo Co., Ltd. ..........................................        145,000           254,696
     Daifuku Co., Ltd. ..............................................        366,000         1,898,771

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Daihen Corp. ...................................................        448,000   $     1,534,348
   #*Daiho Corp. ....................................................        763,000           962,941
   #*Daiichi Chuo K.K. ..............................................        475,000           639,587
     Daiichi Jitsugyo Co., Ltd. .....................................        188,000           762,740
    #Daiseki Co., Ltd. ..............................................        144,463         2,641,657
   #*Daiseki Eco. Solution Co., Ltd. ................................             71           166,771
   #*Daisue Construction Co., Ltd. ..................................        271,500           150,036
     Daiwa Industries, Ltd. .........................................        178,000           879,013
     Daiwa Odakyu Construction Co., Ltd. ............................         63,500           162,881
   #*Danto Holdings Corp. ...........................................        441,000           414,201
    #Denyo Co., Ltd. ................................................         85,100         1,213,209
    *Dijet Industrial Co., Ltd. .....................................         80,000           148,985
     DMW Corp. ......................................................          4,800            88,267
    *Dream Incubator, Inc. ..........................................            168           127,885
     Duskin Co., Ltd. ...............................................        212,500         4,129,397
    *Ebara Jitsugyo Co., Ltd. .......................................          1,800            27,897
   #*Enshu, Ltd. ....................................................        142,000           155,658
     Freesia Macross Corp. ..........................................      1,355,000           239,106
   #*Fudo Tetra Corp. ...............................................        230,500           487,008
     Fujikura, Ltd. .................................................        768,000         2,451,282
    *Fujisash Co., Ltd. .............................................         49,300            35,826
     Fujitec Co., Ltd. ..............................................        319,000         1,613,610
    #Fukuda Corp. ...................................................        630,000         2,256,089
     Fukusima Industries Corp. ......................................         29,700           356,013
     Fukuyama Transporting Co., Ltd. ................................        595,400         3,056,861
     Funai Consulting, Inc. .........................................         99,300           660,327
    *Furukawa Co., Ltd. .............................................      1,391,000         1,347,595
    #Furusato Industries, Ltd. ......................................         50,600           388,343
     Futaba Corp. ...................................................        154,300         2,910,326
     Gecoss Corp. ...................................................        112,400           434,981
     Glory, Ltd. ....................................................         51,000         1,091,607
     Hamai Co., Ltd. ................................................         92,000            98,103
     Hamakyorex Co., Ltd. ...........................................          3,600           103,000
     Hanwa Co., Ltd. ................................................        773,000         3,234,617
    *Hazama Corp. ...................................................        285,800           514,083
     Hibiya Engineering, Ltd. .......................................        125,900         1,234,736
     Hisaka Works, Ltd. .............................................          4,000            47,371
    *Hitachi Cable, Ltd. ............................................        755,000         1,784,193
     Hitachi Metals Techno, Ltd. ....................................         56,500           302,635
     Hitachi Tool Engineering, Ltd. .................................         94,000           933,103
     Hitachi Transport System, Ltd. .................................         50,500           878,713
     Hitachi Zosen Corp. ............................................      2,951,000         3,989,842
     Hokuetsu Industries Co., Ltd. ..................................         85,000           228,421
     Hokuriku Electrical Construction Co., Ltd. .....................         56,000           152,912
     Hoshizaki Electric Co., Ltd. ...................................        123,200         2,753,156
     Hosokawa Micron Corp. ..........................................        140,000           588,554
    *Howa Machinery, Ltd. ...........................................        379,000           299,349
    #Ichiken Co., Ltd. ..............................................         87,000           132,838
     Ichinen Holdings Co., Ltd. .....................................         71,100           347,412
    *Idec Corp. .....................................................        137,000         1,416,936
     IHI Transport Machinery Co., Ltd. ..............................         73,000           379,285
    #Iino Kaiun Kaisha, Ltd. ........................................        354,300         1,667,684
     Inaba Denki Sangyo Co., Ltd. ...................................         86,300         2,468,339
     Inaba Seisakusho Co., Ltd. .....................................         58,800           663,037
     Inabata & Co., Ltd. ............................................        317,300         1,721,055
     Inui Steamship Co., Ltd. .......................................         87,900           343,907
   #*Iseki & Co., Ltd. ..............................................        718,000         1,577,267
     Ishii Iron Works Co., Ltd. .....................................        110,000           194,497
    *Ishikawa Seisakusho, Ltd. ......................................        101,000            66,892
     Ishikawajima Construction Materials Co., Ltd. ..................        202,000           223,356
     Itoki Corp. ....................................................        174,200           383,745

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Iwasaki Electric Co., Ltd. .....................................         14,000   $        31,637
    #Iwatani International Corp. ....................................        887,000         3,060,517
     Jalux, Inc. ....................................................         40,800           372,774
    *Jamco Corp. ....................................................         80,000           477,567
     Japan Airport Terminal Co., Ltd. ...............................        163,900         2,168,182
    #Japan Foundation Engineering Co., Ltd. .........................        162,500           553,662
     Japan Kenzai Co., Ltd. .........................................         92,540           400,530
     Japan Pulp & Paper Co., Ltd. ...................................        464,000         1,556,729
     Japan Transcity Corp. ..........................................        231,000           681,351
    #JFE Shoji Holdings, Inc. .......................................        411,000         1,667,207
    #Juki Corp. .....................................................        208,000           464,735
     Kamei Corp. ....................................................        153,000           992,797
     Kanaden Corp. ..................................................        116,000           753,872
     Kanagawa Chuo Kotsu Co., Ltd. ..................................        192,000         1,001,045
     Kanamoto Co., Ltd. .............................................        112,000           758,632
     Kandenko Co., Ltd. .............................................        431,000         1,893,553
    *Kanematsu Corp. ................................................      1,526,625         1,287,203
   #*Kanematsu-NNK Corp. ............................................        113,000           193,152
     Katakura Industries Co., Ltd. ..................................        115,100         1,143,936
     Kato Works Co., Ltd. ...........................................        287,000           739,032
     KAWADA TECHNOLOGIES, Inc. ......................................        102,600         1,537,074
     Kawagishi Bridge Works Co., Ltd. ...............................         38,000            90,517
     Kawasaki Kinkai Kisen Kaisha, Ltd. .............................         99,000           251,235
     Keihin Co., Ltd. (The) .........................................        199,000           232,617
    #Kimura Chemical Plants Co., Ltd. ...............................         59,900           240,895
    *King Jim Co., Ltd. .............................................          4,800            34,199
    *Kinki Sharyo Co., Ltd. .........................................        185,000           616,142
     Kintetsu World Express, Inc. ...................................         79,000         2,406,591
     Kitagawa Iron Works Co., Ltd. ..................................        335,000           485,799
     Kitano Construction Corp. ......................................        242,000           523,361
     Kitazawa Sangyo Co., Ltd. ......................................         54,500           105,309
     Kito Corp. .....................................................             23            15,985
    #Kitz Corp. .....................................................        416,800         1,914,546
     Kodensha Co., Ltd. (The) .......................................         25,000            53,929
     Koike Sanso Kogyo Co., Ltd. ....................................        149,000           380,362
   #*Koito Industries, Ltd. .........................................        102,000           106,967
     Kokuyo Co., Ltd. ...............................................        300,425         2,237,378
    #Komai Tekko, Inc. ..............................................        167,000           414,606
     Komatsu Wall Industry Co., Ltd. ................................         48,300           439,979
     Komori Corp. ...................................................        407,800         2,546,297
     Kondotec, Inc. .................................................         40,500           452,485
   #*Kosaido Co., Ltd. ..............................................        356,100           950,241
     KRS Corp. ......................................................         37,200           412,806
    *Kumagai Gumi Co., Ltd. .........................................        583,800           521,499
     Kuroda Electric Co., Ltd. ......................................        115,400         1,256,573
     Kyodo Printing Co., Ltd. .......................................        540,000         1,229,996
    #Kyoei Sangyo Co., Ltd. .........................................         97,000           161,745
    #Kyokuto Boeki Kaisha, Ltd. .....................................         58,000           145,421
     Kyokuto Kaihatsu Kogyo Co., Ltd. ...............................        210,100         1,139,660
     Kyosan Electric Manufacturing Co., Ltd. ........................        225,000           994,415
     Kyowa Exeo Corp. ...............................................        335,600         2,952,011
     Kyudenko Corp. .................................................        204,000         1,233,861
    *Lonseal Corp. ..................................................        116,000           112,027
     Maeda Corp. ....................................................        845,000         3,080,594
     Maeda Road Construction Co., Ltd. ..............................        289,000         2,874,057
    *Maezawa Industries, Inc. .......................................         35,700            81,291
     Maezawa Kasei Industries Co., Ltd. .............................         50,700           546,461
     Maezawa Kyuso Industries Co., Ltd. .............................         50,400           674,369
     Makino Milling Machine Co., Ltd. ...............................        389,000         2,582,091
    *Marubeni Construction Material Lease Co., Ltd. .................         75,000           129,653
     Maruka Machinery Co., Ltd. .....................................         28,100           235,402

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Maruwn Corp. ...................................................         66,000   $       158,195
     Maruyama Manufacturing Co., Inc. ...............................        150,000           333,146
     Maruzen Showa Unyu Co., Ltd. ...................................        306,000         1,000,363
     Matsuda Sangyo Co., Ltd. .......................................         80,682         1,191,557
     Matsui Construction Co., Ltd. ..................................        128,600           508,838
     Max Co., Ltd. ..................................................        189,000         2,257,949
    #Meidensha Corp. ................................................        773,050         2,910,510
     Meiji Shipping Co., Ltd. .......................................        105,700           296,788
     Meitec Corp. ...................................................        137,300         2,556,745
     Meito Transportation Co., Ltd. .................................         22,000           162,997
    #Meiwa Trading Co., Ltd. ........................................        140,000           394,492
     Mesco, Inc. ....................................................         30,000           235,263
    *Minebea Co., Ltd. ..............................................         50,000           178,178
     Mirait Holdings Corp. ..........................................        274,685         2,101,231
     Mitani Corp. ...................................................         52,600           582,033
    #Mitsubishi Kakoki Kaisha, Ltd. .................................        229,000           439,776
     Mitsubishi Pencil Co., Ltd. ....................................        104,500         1,796,876
     Mitsuboshi Belting, Ltd. .......................................        287,000         1,505,813
    #Mitsui Engineering & Shipbuilding Co., Ltd. ....................        611,000           970,463
     Mitsui Matsushima Co., Ltd. ....................................        338,000           591,974
     Mitsui-Soko Co., Ltd. ..........................................        485,000         1,699,083
     Mitsumura Printing Co., Ltd. ...................................         93,000           296,277
    #Miura Co., Ltd. ................................................        137,600         3,691,708
    *Miura Printing Corp. ...........................................         18,000            21,438
   #*Miyaji Engineering Group, Inc. .................................      1,349,175         1,326,930
   #*Miyakoshi Holdings, Inc. .......................................         45,000           134,689
    *Mori Denki Mfg. Co., Ltd. ......................................        625,000            62,726
    #Mori Seiki Co., Ltd. ...........................................        385,600         3,476,863
     Morita Holdings Corp. ..........................................        156,000           840,228
    #Moshi Moshi Hotline, Inc. ......................................        217,300         2,088,822
     Mystar Engineering Corp. .......................................         15,600            75,178
    #NAC CO., Ltd. ..................................................         25,400           475,730
     Nachi-Fujikoshi Corp. ..........................................        663,000         3,674,507
     Naikai Zosen Corp. .............................................         73,000           291,950
     Nakano Corp. ...................................................         98,000           224,628
     Narasaki Sangyo Co., Ltd. ......................................         56,000            87,133
     NEC Capital Solutions, Ltd. ....................................         45,100           646,827
     NEC Networks & System Integration Corp. ........................        109,600         1,647,949
     Nichias Corp. ..................................................        436,000         2,368,289
     Nichiban Co., Ltd. .............................................        122,000           409,643
     Nichiden Corp. .................................................          2,600            84,089
     Nichiha Corp. ..................................................         98,380         1,146,711
     Nichireki Co., Ltd. ............................................         96,000           470,398
    #Nihon M&A Center, Inc. .........................................             86           485,424
     Nikko Co., Ltd. ................................................        127,000           465,618
     Nippo Corp. ....................................................        256,000         2,254,541
     Nippon Carbon Co., Ltd. ........................................        421,000         1,240,172
     Nippon Conveyor Co., Ltd. ......................................        168,000           151,555
     Nippon Densetsu Kogyo Co., Ltd. ................................        191,000         1,895,150
     Nippon Denwa Shisetu Co., Ltd. .................................        203,000           647,203
     Nippon Filcon Co., Ltd. ........................................         70,900           371,910
     Nippon Hume Corp. ..............................................        112,000           418,743
    #Nippon Jogesuido Sekkei Co., Ltd. ..............................            289           377,746
     Nippon Kanzai Co., Ltd. ........................................         43,000           794,276
     Nippon Koei Co., Ltd. ..........................................        272,000           957,195
     Nippon Konpo Unyu Soko Co., Ltd. ...............................        261,000         2,687,399
     Nippon Parking Development Co., Ltd. ...........................          2,983           133,558
     Nippon Road Co., Ltd. (The) ....................................         20,000            51,540
     Nippon Seisen Co., Ltd. ........................................        103,000           528,248
     Nippon Sharyo, Ltd. ............................................        291,000         1,173,975
     Nippon Shindo Co., Ltd. ........................................          8,000            11,349

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Nippon Signal Co., Ltd. ........................................        218,600   $     1,601,820
     Nippon Steel Trading Co., Ltd. .................................        294,000           764,949
     Nippon Thompson Co., Ltd. ......................................        272,000         1,751,929
    #Nippon Tungsten Co., Ltd. ......................................         80,000           176,832
    #Nippon Yusoki Co., Ltd. ........................................        138,000           370,599
     Nishimatsu Construction Co., Ltd. ..............................      1,855,000         3,047,174
    *Nishishiba Electric Co., Ltd. ..................................        101,000           155,240
     Nissei Corp. ...................................................        104,600           943,718
     Nissei Plastic Industrial Co., Ltd. ............................        374,100         1,122,002
    #Nissha Printing Co., Ltd. ......................................        114,500         1,349,253
     Nisshinbo Holdings, Inc. .......................................         39,000           354,068
     Nissin Corp. ...................................................        350,000           815,494
     Nissin Electric Co., Ltd. ......................................        175,000         1,076,357
     Nitchitsu Co., Ltd. ............................................         58,000           122,378
     Nitta Corp. ....................................................        105,800         1,920,482
     Nitto Boseki Co., Ltd. .........................................        888,000         2,657,215
     Nitto Kogyo Corp. ..............................................        149,000         1,723,056
    #Nitto Kohki Co., Ltd. ..........................................         67,900         1,538,124
     Nitto Seiko Co., Ltd. ..........................................        122,000           312,253
    #Nittoc Construction Co., Ltd. ..................................        316,000           375,284
     Noda Corp. .....................................................        169,300           664,053
     Nomura Co., Ltd. ...............................................        205,000           603,214
     Noritake Co., Ltd. .............................................        531,000         1,690,971
     Noritz Corp. ...................................................        106,700         2,168,752
    *NS United Kaiun Kaisha, Ltd. ...................................        470,000           703,519
   #*Oak Capital Corp. ..............................................         53,135            63,239
     Obara Corp. ....................................................         20,200           251,851
    #Obayashi Road Corp. ............................................        175,000           425,775
     Oiles Corp. ....................................................        123,842         2,223,399
    *Okamoto Machine Tool Works, Ltd. ...............................        163,000           212,026
     Okamura Corp. ..................................................        286,900         1,740,456
     Okano Valve Manufacturing Co., Ltd. ............................         45,000           149,588
    #Oki Electric Cable Co., Ltd. ...................................         90,000           158,359
    *OKK Corp. ......................................................        255,000           290,284
     OKUMA Corp. ....................................................        517,000         3,805,376
     Okumura Corp. ..................................................        754,400         2,977,541
     Onoken Co., Ltd. ...............................................         58,900           479,164
     Organo Corp. ...................................................        163,000         1,278,308
    *Original Engineering Consultants Co., Ltd. .....................         14,000            24,153
     OSG Corp. ......................................................        289,400         3,708,430
     Oyo Corp. ......................................................        100,900         1,005,137
     P.S. Mitsubishi Construction Co., Ltd. .........................         76,800           222,022
     Park24 Co., Ltd. ...............................................        208,300         2,394,989
    #Pasco Corp. ....................................................         55,000           176,121
     Pasona Group, Inc. .............................................            156           150,808
    #Penta-Ocean Construction Co., Ltd. .............................      1,087,500         3,455,646
     Pilot Corp. ....................................................            763         1,567,607
     Pronexus, Inc. .................................................        133,200           653,871
     Raito Kogyo Co., Ltd. ..........................................        193,700           805,699
   #*Rasa Industries, Ltd. ..........................................        160,000           258,771
     Rheon Automatic Machinery Co., Ltd. ............................         64,000           143,963
     Ryobi, Ltd. ....................................................        575,200         2,321,680
    *Sailor Pen Co., Ltd. ...........................................         69,000            32,091
     Sakai Heavy Industries, Ltd. ...................................        183,000           326,686
    *Sakurada Co., Ltd. .............................................         57,000            13,096
   #*Sanix, Inc. ....................................................        135,300           430,221
     Sanki Engineering Co., Ltd. ....................................        340,000         1,830,560
    #Sanko Metal Industrial Co., Ltd. ...............................        118,000           380,589
    *Sankyo-Tateyama Holdings, Inc. .................................      1,710,000         2,151,124
     Sankyu, Inc. ...................................................        969,000         3,836,727
     Sanritsu Corp. .................................................         16,700           109,233

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Sanwa Holdings Corp. ...........................................        844,000   $     2,528,040
     Sanyo Denki Co., Ltd. ..........................................        210,000         1,243,423
     Sanyo Engineering & Construction, Inc. .........................         48,000           149,261
    #Sanyo Industries, Ltd. .........................................         77,000           138,789
    #Sasebo Heavy Industries Co., Ltd. ..............................        573,000           855,610
     Sato Corp. .....................................................        109,300         1,330,434
     Sato Shoji Corp. ...............................................         65,300           363,401
     Sawafuji Electric Co., Ltd. ....................................         42,000           126,588
     Secom Joshinetsu Co., Ltd. .....................................         33,900           989,760
     Seibu Electric Industry Co., Ltd. ..............................         67,000           289,698
     Seika Corp. ....................................................        285,000           705,386
   #*Seikitokyu Kogyo Co., Ltd. .....................................        307,000           188,586
     Seino Holdings Co., Ltd. .......................................        375,000         2,813,398
     Sekisui Jushi Co., Ltd. ........................................        142,000         1,339,430
    #Senko Co., Ltd. ................................................        384,000         1,455,997
     Senshu Electric Co., Ltd. ......................................         37,300           458,564
     Shibusawa Warehouse Co., Ltd. ..................................        231,000           665,111
     Shibuya Kogyo Co., Ltd. ........................................         80,100           812,302
    #Shima Seiki Manufacturing Co., Ltd. ............................        104,000         1,935,582
     Shin Nippon Air Technologies Co., Ltd. .........................         88,780           453,537
     Shin-Keisei Electric Railway Co., Ltd. .........................        174,000           770,239
    #Shin-Kobe Electric Machinery Co., Ltd. .........................        102,000         1,750,478
     Shinmaywa Industries, Ltd. .....................................        418,000         1,413,192
     Shinnihon Corp. ................................................        194,800           495,439
     Shinsho Corp. ..................................................        202,000           466,127
     Shinwa Co., Ltd. ...............................................          1,500            16,634
    #Sho-Bond Corp. .................................................        100,600         2,244,089
     Shoko Co., Ltd. ................................................        316,000           465,823
    #Showa Aircraft Industry Co., Ltd. ..............................        112,000           727,865
    #Sinfonia Technology Co., Ltd. ..................................        496,000         1,231,749
     Sintokogio, Ltd. ...............................................        201,000         1,819,042
     Soda Nikka Co., Ltd. ...........................................         67,000           289,272
    #Sodick Co., Ltd. ...............................................         72,200           398,630
     Sohgo Security Services Co., Ltd. ..............................        252,800         2,649,967
     Sotetsu Holdings, Inc. .........................................        554,000         1,704,722
     Space Co., Ltd. ................................................         73,420           441,937
     Subaru Enterprise Co., Ltd. ....................................         59,000           172,650
     Sugimoto & Co., Ltd. ...........................................         34,100           303,230
     Sumikin Bussan Corp. ...........................................         31,000            68,623
    *Sumiseki Holdings, Inc. ........................................        107,100            93,625
     Sumitomo Densetsu Co., Ltd. ....................................         98,100           578,212
    *Sumitomo Mitsui Construction Co., Ltd. .........................        367,300           245,985
    #Sumitomo Precision Products Co., Ltd. ..........................        156,000         1,010,819
     Sumitomo Warehouse Co., Ltd. ...................................        556,000         2,491,907
     Suzuki Metal Industry Co., Ltd. ................................         71,000           150,968
    *SWCC Showa Holdings Co., Ltd. ..................................      1,732,000         1,642,536
     Tadano, Ltd. ...................................................        442,579         2,953,445
     Taihei Dengyo Kaisha, Ltd. .....................................        146,000           961,133
     Taihei Kogyo Co., Ltd. .........................................        256,000         1,374,981
     Taiheiyo Kouhatsu, Inc. ........................................         95,000            80,472
     Taikisha, Ltd. .................................................        131,000         2,836,686
     Takada Kiko Co., Ltd. ..........................................        272,000           568,131
     Takano Co., Ltd. ...............................................         51,100           294,457
    #Takaoka Electric Manufacturing Co., Ltd. .......................        262,000           681,982
   #*Takara Printing Co., Ltd. ......................................         38,055           295,068
     Takara Standard Co., Ltd. ......................................        501,000         3,667,023
    #Takasago Thermal Engineering Co., Ltd. .........................        291,400         2,319,637
    #Takashima & Co., Ltd. ..........................................        137,000           295,779
     Takigami Steel Construction Co., Ltd. ..........................         50,000           135,568
     Takisawa Machine Tool Co., Ltd. ................................        191,000           223,956
   #*Takuma Co., Ltd. ...............................................        316,000         1,490,630

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Tanseisha Co., Ltd. ............................................         74,000   $       211,330
    #Tatsuta Electric Wire & Cable Co., Ltd. ........................        215,000           967,408
     TECHNO ASSOCIE Co., Ltd. .......................................         58,400           484,226
     Techno Ryowa, Ltd. .............................................         71,390           372,873
     Teikoku Electric Manufacturing Co., Ltd. .......................         31,800           627,678
     Tekken Corp. ...................................................        763,000           875,044
    #Temp Holdings Co., Ltd. ........................................         48,600           416,401
     Teraoka Seisakusho Co., Ltd. ...................................         53,600           233,111
     TOA Corp. ......................................................        780,000         1,373,589
    #TOA ROAD Corp. .................................................        155,000           286,433
   #*Tobishima Corp. ................................................        321,300           313,733
     Tocalo Co., Ltd. ...............................................         55,100         1,117,826
     Toda Corp. .....................................................        865,000         3,069,263
     Toenec Corp. ...................................................        212,000         1,100,850
    #TOKAI Holdings Corp. ...........................................        214,000         1,081,761
     Tokai Lease Co., Ltd. ..........................................         92,000           193,204
    #Toko Electric Corp. ............................................         76,000           335,740
     Tokyo Energy & Systems, Inc. ...................................        143,000           676,352
    #TOKYO KEIKI, Inc. ..............................................        265,000           403,296
   #*Tokyo Kikai Seisakusho, Ltd. ...................................        300,000           181,499
     Tokyo Sangyo Co., Ltd. .........................................         78,000           242,167
     Tokyu Community Corp. ..........................................         32,600         1,014,194
     Tokyu Construction Co., Ltd. ...................................         14,950            40,907
     Toli Corp. .....................................................        236,000           423,868
    #Tomoe Corp. ....................................................        115,500           401,033
    *Tomoe Engineering Co., Ltd. ....................................          2,800            49,268
     Tonami Holdings Co., Ltd. ......................................        331,000           665,102
     Toppan Forms Co., Ltd. .........................................        202,900         1,588,084
    #Torishima Pump Manufacturing Co., Ltd. .........................         85,800         1,186,256
     Toshiba Machine Co., Ltd. ......................................        440,000         2,179,800
     Toshiba Plant Kensetsu Co., Ltd. ...............................        191,450         2,046,635
     Tosho Printing Co., Ltd. .......................................        243,000           447,794
     Totetsu Kogyo Co., Ltd. ........................................        122,000         1,044,495
   #*Totoku Electric Co., Ltd. ......................................         61,000            53,939
    #Toyo Construction Co., Ltd. ....................................        379,000           385,517
    #Toyo Electric Manufacturing Co., Ltd. ..........................        159,000           702,041
     Toyo Engineering Corp. .........................................        581,400         1,922,093
    #Toyo Machinery & Metal Co., Ltd. ...............................         42,400           105,275
     Toyo Tanso Co., Ltd. ...........................................         44,400         2,060,160
    #Toyo Wharf & Warehouse Co., Ltd. ...............................        274,000           452,104
    *Trancom Co., Ltd. ..............................................          3,200            65,058
     Trinity Industrial Corp. .......................................         56,000           192,991
     Trusco Nakayama Corp. ..........................................         98,900         1,832,287
     Tsubakimoto Chain Co. ..........................................        584,700         3,000,799
     Tsubakimoto Kogyo Co., Ltd. ....................................         97,000           261,202
    *Tsudakoma Corp. ................................................         12,000            22,415
    #Tsugami Corp. ..................................................        267,000         1,469,744
     Tsukishima Kikai Co., Ltd. .....................................        127,000           980,323
     Tsurumi Manufacturing Co., Ltd. ................................         94,000           725,086
    #Tsuzuki Denki Co., Ltd. ........................................         75,000           709,685
     TTK Co., Ltd. ..................................................         62,000           307,826
     Uchida Yoko Co., Ltd. ..........................................        331,000           917,556
   #*Ueki Corp. .....................................................        430,000           912,451
    #Union Tool Co. .................................................         59,400         1,066,063
     Utoc Corp. .....................................................         92,900           302,963
   #*Wakachiku Construction Co., Ltd. ...............................      1,204,000         1,824,945
     Weathernews, Inc. ..............................................         26,700           835,910
     Yahagi Construction Co., Ltd. ..................................        141,500           690,229
     Yamabiko Corp. .................................................         28,782           326,309
     Yamato Corp. ...................................................         82,000           330,372
     Yamaura Corp. ..................................................         40,500           108,316

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
    #Yamazen Co., Ltd. ..............................................        305,500   $     2,162,930
     Yasuda Warehouse Co., Ltd. (The) ...............................         95,800           568,569
     Yokogawa Bridge Holdings Corp. .................................        139,400           803,611
     Yondenko Corp. .................................................        132,800           533,697
     Yuasa Trading Co., Ltd. ........................................        810,000         1,131,790
     Yuken Kogyo Co., Ltd. ..........................................        156,000           346,320
     Yurtec Corp. ...................................................        256,000         1,270,104
     Yusen Logistics Co., Ltd. ......................................         67,700           900,901
     Yushin Precision Equipment Co., Ltd. ...........................         55,934         1,078,864
                                                                                       ---------------
Total Industrials ...................................................                      401,802,802
                                                                                       ---------------
Information Technology -- (9.6%)
    *A&D Co., Ltd. ..................................................         30,000           109,265
     Ai Holdings Corp. ..............................................        182,600           765,504
    #Aichi Tokei Denki Co., Ltd. ....................................        113,000           351,667
     Aiphone Co., Ltd. ..............................................         70,900         1,238,027
    #ALLIED TELESIS HOLDINGS K.K ....................................        470,700           389,067
     Alpha Systems, Inc. ............................................         27,300           385,261
     Alps Electric Co., Ltd. ........................................         33,000           248,492
    #Anritsu Corp. ..................................................        458,000         5,178,398
    #AOI Electronic Co., Ltd. .......................................         35,200           475,474
    *Apic Yamada Corp. ..............................................         31,000            51,371
    *Argo Graphics, Inc. ............................................            100             1,255
     Arisawa Manufacturing Co., Ltd. ................................         67,600           300,424
     Asahi Net, Inc. ................................................         26,000           114,283
     CAC Corp. ......................................................         62,700           461,830
    #Canon Electronics, Inc. ........................................         82,100         1,996,467
     Capcom Co., Ltd. ...............................................        205,600         5,378,552
     Chino Corp. ....................................................        151,000           374,721
    *CMK Corp. ......................................................        263,200           963,550
     Computer Engineering & Consulting, Ltd. ........................         61,500           287,564
     Core Corp. .....................................................         45,700           376,564
     Cresco, Ltd. ...................................................         23,200           143,659
     Cybernet Systems Co., Ltd. .....................................             85            21,112
    #Cybozu, Inc. ...................................................          1,221           263,858
    *Daiko Denshi Tsushin, Ltd. .....................................         12,000            21,124
     Dainippon Screen Manufacturing Co., Ltd. .......................          1,000             7,678
     Daito Electron Co., Ltd. .......................................          5,900            45,312
    #Daiwabo Holdings Co., Ltd. .....................................        618,000         1,450,463
     Denki Kogyo Co., Ltd. ..........................................        248,000           939,369
     DKK TOA Corp. ..................................................         31,000           104,991
    #DTS Corp. ......................................................         89,600         1,054,872
    #Dwango Co., Ltd. ...............................................            409           724,636
    #eAccess, Ltd. ..................................................          6,475         1,748,697
     Eizo Nanao Corp. ...............................................         76,800         1,472,360
    #Elematec Corp. .................................................         17,200           282,752
    *Elna Co., Ltd. .................................................         92,000            85,370
    #Enplas Corp. ...................................................         25,600           545,922
     ESPEC Corp. ....................................................         81,800           513,125
     Excel Co., Ltd. ................................................          1,700            15,490
    #Faith, Inc. ....................................................          1,774           186,544
   #*FDK Corp. ......................................................        431,000           458,279
     Fuji Electronics Co., Ltd. .....................................         13,500           177,951
    #Fuji Soft, Inc. ................................................        100,600         1,595,632
    *Fujitsu Component, Ltd. ........................................            139            49,158
     Fujitsu Frontech, Ltd. .........................................         77,500           521,795
     Future Architect, Inc. .........................................          1,172           478,700
    #GMO Internet, Inc. .............................................        236,300         1,018,492
     Hakuto Co., Ltd. ...............................................         73,700           668,655
     Hioki EE Corp. .................................................         12,300           223,738
     Hitachi Business Solution Co., Ltd. ............................         42,500           362,554

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Hitachi Kokusai Electric, Inc. .................................        249,500   $     1,858,086
     Hochiki Corp. ..................................................         97,000           492,487
     Hokuriku Electric Industry Co., Ltd. ...........................        289,000           447,998
     Horiba, Ltd. ...................................................        160,950         5,105,623
     Hosiden Corp. ..................................................        262,900         1,812,123
     Icom, Inc. .....................................................         49,700         1,214,745
   #*Ikegami Tsushinki Co., Ltd. ....................................        174,000           105,178
     Ines Corp. .....................................................        202,300         1,320,767
     I-Net Corp. ....................................................         47,800           269,795
     Information Services International-Dentsu, Ltd. ................         76,700           676,209
    #Innotech Corp. .................................................          9,200            63,746
     Internet Initiative Japan, Inc. ................................            485         1,767,427
   #*Ishii Hyoki Co., Ltd. ..........................................         23,700            88,878
     IT Holdings Corp. ..............................................        357,401         3,671,509
     ITC Networks Corp. .............................................         50,300           309,033
     ITFOR, Inc. ....................................................         17,300            64,503
     Iwatsu Electric Co., Ltd. ......................................        303,000           266,608
    #Japan Aviation Electronics Industry, Ltd. ......................        252,600         1,758,916
     Japan Business Computer Co., Ltd. ..............................         73,200           470,598
    #Japan Cash Machine Co., Ltd. ...................................         79,315           654,387
     Japan Digital Laboratory Co., Ltd. .............................        109,700         1,037,899
     Japan Radio Co., Ltd. ..........................................         55,000           133,209
    #Jastec Co., Ltd. ...............................................         61,400           400,387
     JBIS Holdings, Inc. ............................................         79,600           256,852
     JIEC Co., Ltd. .................................................            199           232,400
     Kaga Electronics Co., Ltd. .....................................        100,400           964,361
     Kanematsu Electronics, Ltd. ....................................         83,100           829,932
     Kawatetsu Systems, Inc. ........................................            174           140,952
     Koa Corp. ......................................................        151,600         1,480,777
   #*Kubotek Corp. ..................................................            370           113,596
     Kyoden Co., Ltd. ...............................................        156,900           223,881
     Kyowa Electronic Instruments Co., Ltd. .........................         52,000           166,339
     Macnica, Inc. ..................................................         50,100         1,058,656
    #Macromill, Inc. ................................................         69,700           816,671
     Marubun Corp. ..................................................         98,500           380,067
    #Maruwa Co., Ltd. ...............................................         36,500         1,579,163
    #Megachips Corp. ................................................         84,800         1,169,906
    *Meisei Electric Co., Ltd. ......................................        305,000           312,557
     Melco Holdings, Inc. ...........................................         49,600         1,380,083
     Mimasu Semiconductor Industry Co., Ltd. ........................         86,881           727,653
     Miroku Jyoho Service Co., Ltd. .................................        105,000           316,598
     Mitsui High-Tec, Inc. ..........................................        131,600           592,294
    #Mitsui Knowledge Industry Co., Ltd. ............................          3,643           580,561
     Mitsumi Electric Co., Ltd. .....................................        317,700         2,521,159
    *Moritex Corp. ..................................................          7,700            29,146
     Mutoh Holdings Co., Ltd. .......................................        160,000           263,854
   #*Nagano Japan Radio Co., Ltd. ...................................         83,000           120,900
     Nagano Keiki Co., Ltd. .........................................          2,200            20,538
     Nakayo Telecommunications, Inc. ................................        541,000         1,231,624
     NEC Fielding, Ltd. .............................................         95,000         1,149,163
     NEC Mobiling, Ltd. .............................................         46,800         1,562,583
     Net One Systems Co., Ltd. ......................................          1,984         5,160,385
    *New Japan Radio Co., Ltd. ......................................         37,000            61,503
    #Nichicon Corp. .................................................        270,300         3,191,538
     Nidec Copal Electronics Corp. ..................................         34,600           218,001
    #Nidec Sankyo Corp. .............................................        191,000         1,215,843
     NIFTY Corp. ....................................................            195           226,273
    #Nihon Dempa Kogyo Co., Ltd. ....................................         71,100           972,194
   #*Nihon Inter Electronics Corp. ..................................        104,700           139,536
    #Nihon Unisys, Ltd. .............................................        240,875         1,363,798
    *Nippon Avionics Co., Ltd. ......................................         78,000            99,548

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Nippon Ceramic Co., Ltd. .......................................         86,600   $     1,576,210
     Nippon Chemi-Con Corp. .........................................        570,000         2,171,220
     Nippon Systemware Co., Ltd. ....................................         27,900           104,309
     Nohmi Bosai, Ltd. ..............................................        123,000           761,175
     NS Solutions Corp. .............................................         79,400         1,727,570
     NSD Co., Ltd. ..................................................        170,300         1,356,624
    #Obic Business Consultants Co., Ltd. ............................         21,700         1,060,758
     Okaya Electric Industries Co., Ltd. ............................         73,000           323,842
    *Oki Electric Industry Co., Ltd. ................................      2,665,000         2,268,129
    *ONO Sokki Co., Ltd. ............................................        103,000           280,888
     Optex Co., Ltd. ................................................         20,400           248,167
     Origin Electric Co., Ltd. ......................................        105,000           381,386
    #Osaki Electric Co., Ltd. .......................................        123,000         1,093,037
     Panasonic Electric Works Information Systems Co., Ltd. .........         13,500           366,775
     PCA Corp. ......................................................         17,500           206,623
   #*Pixela Corp. ...................................................         18,400            45,571
     Riken Keiki Co., Ltd. ..........................................         77,500           543,680
    *Riso Kagaku Corp. ..............................................         48,900           839,510
     Roland DG Corp. ................................................         54,400           571,134
     Ryoden Trading Co., Ltd. .......................................        141,000           814,245
     Ryosan Co., Ltd. ...............................................        140,000         2,878,667
     Ryoyo Electro Corp. ............................................        113,200         1,028,310
    #Sanken Electric Co., Ltd. ......................................        463,000         1,737,086
     Sanko Co., Ltd. ................................................         21,000            48,383
     Sanshin Electronics Co., Ltd. ..................................        139,500         1,169,515
     Satori Electric Co., Ltd. ......................................         79,080           481,803
     Saxa Holdings, Inc. ............................................        307,000           466,407
    #Shibaura Mechatronics Corp. ....................................        138,000           425,661
    #Shindengen Electric Manufacturing Co., Ltd. ....................        311,000         1,323,322
    #Shinkawa, Ltd. .................................................         68,300           364,323
    #Shinko Electric Industries Co., Ltd. ...........................        297,700         2,151,065
     Shinko Shoji Co., Ltd. .........................................         81,400           628,612
     Shizuki Electric Co., Inc. .....................................        103,000           380,868
    #Siix Corp. .....................................................         79,500         1,015,351
    #Simplex Holdings, Inc. .........................................            952           351,129
    #SMK Corp. ......................................................        277,000           912,208
     Softbank Technology Corp. ......................................            100               815
     So-net Entertainment Corp. .....................................            498         1,973,936
     Soshin Electric Co., Ltd. ......................................          4,600            20,549
     SRA Holdings, Inc. .............................................         49,700           475,620
     Star Micronics Co., Ltd. .......................................        162,400         1,590,568
    #Sumida Corp. ...................................................         61,549           477,781
    #Sumisho Computer Systems Corp. .................................        214,863         3,364,222
     Sun-Wa Technos Corp. ...........................................          3,000            25,578
    #Sunx, Ltd. .....................................................        109,000           603,592
    #Systena Corp. ..................................................          1,096           759,834
     Tachibana Eletech Co., Ltd. ....................................         62,400           499,733
    #Taiyo Yuden Co., Ltd. ..........................................        412,000         3,192,309
    #Tamura Corp. ...................................................        269,000           688,994
    *Teac Corp. .....................................................        332,000           117,307
     Tecmo Koei Holdings Co., Ltd. ..................................        150,730         1,352,335
     Teikoku Tsushin Kogyo Co., Ltd. ................................        172,000           298,289
     TKC, Corp. .....................................................         86,800         1,687,172
   #*Toko, Inc. .....................................................        325,000           695,260
     Tokyo Denpa Co., Ltd. ..........................................         24,900           123,600
     Tokyo Electron Device, Ltd. ....................................            342           597,491
     Tokyo Seimitsu Co., Ltd. .......................................        161,000         2,918,201
    #Tomen Devices Corp. ............................................          2,000            45,008
     Tomen Electronics Corp. ........................................         50,600           598,606
    #Topcon Corp. ...................................................        236,700         1,219,915
     Tose Co., Ltd. .................................................         22,100           139,608

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Information Technology -- (Continued)
     Toshiba TEC Corp. ..............................................        525,000   $     1,934,664
     Toukei Computer Co., Ltd. ......................................         26,810           381,200
     Towa Corp. .....................................................         70,900           310,052
     Toyo Corp. .....................................................        116,900         1,231,269
     Trans Cosmos, Inc. .............................................        122,300         1,385,968
    *UKC Holdings Corp. .............................................          1,600            15,435
    *Ulvac, Inc. ....................................................        176,200         2,476,963
     Uniden Corp. ...................................................        377,000         1,466,924
    #Wacom Co., Ltd. ................................................          1,580         2,175,503
     XNET Corp. .....................................................             21            30,834
     Y. A. C. Co., Ltd. .............................................         31,700           269,933
   #*Yamaichi Electronics Co., Ltd. .................................         75,700           183,803
    *Yaskawa Information Systems Corp. ..............................         40,000            86,035
     Yokowo Co., Ltd. ...............................................         69,500           375,023
    #Zuken, Inc. ....................................................         94,600           697,891
                                                                                       ---------------
Total Information Technology ........................................                      160,082,403
                                                                                       ---------------
Materials -- (10.6%)
     Achilles Corp. .................................................        703,000           974,989
     Adeka Corp. ....................................................        354,300         3,543,247
     Agro-Kanesho Co., Ltd. .........................................         14,000            67,865
     Aichi Steel Corp. ..............................................        410,000         2,155,638
     Alconix Corp. ..................................................          8,300           180,870
     Arakawa Chemical Industries, Ltd. ..............................         67,700           563,442
     Araya Industrial Co., Ltd. .....................................        276,000           416,829
     Asahi Organic Chemicals Industry Co., Ltd. .....................        343,000           886,353
     Chuetsu Pulp & Paper Co., Ltd. .................................        568,000           862,934
    *Chugai Mining Co., Ltd. ........................................        852,400           216,622
     Chugoku Marine Paints, Ltd. ....................................        242,000         1,703,326
    *Chugokukogyo Co., Ltd. .........................................         62,000            64,455
     Chuo Denki Kogyo Co., Ltd. .....................................         90,000           344,645
   #*Co-Op Chemical Co., Ltd. .......................................        159,000           191,765
    #Dai Nippon Toryo, Ltd. .........................................        518,000           533,936
    #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd. ........................         14,300           610,396
     Daiichi Kogyo Seiyaku Co., Ltd. ................................        121,000           349,874
     Daiken Corp. ...................................................        401,000         1,224,174
     Daiki Aluminium Industry Co., Ltd. .............................         14,000            46,044
     Dainichiseika Colour & Chemicals Manufacturing Co., Ltd. .......        319,000         1,432,956
    #Daio Paper Corp. ...............................................        293,500         2,206,047
     Daiso Co., Ltd. ................................................        355,000         1,189,956
    #DC Co., Ltd. ...................................................        113,900           322,511
     Dynapac Co., Ltd. ..............................................         25,000            67,062
    *Earth Chemical Co., Ltd. .......................................         50,300         1,831,002
     Ebara-Udylite Co., Ltd. ........................................          2,700            70,022
     FP Corp. .......................................................         61,200         3,896,208
     Fuji Seal International, Inc. ..................................         77,800         1,472,417
     Fujikura Kasei Co., Ltd. .......................................         96,500           453,657
     Fujimi, Inc. ...................................................         21,600           258,576
    #Fumakilla, Ltd. ................................................         85,000           328,270
    #Furukawa-Sky Aluminum Corp. ....................................        320,000           946,359
     Geostar Corp. ..................................................         38,000            66,180
     Godo Steel, Ltd. ...............................................        899,000         2,126,918
     Gun Ei Chemical Industry Co., Ltd. .............................        347,000           929,080
     Harima Chemicals, Inc. .........................................         73,300           594,257
    #Hodogaya Chemical Co., Ltd. ....................................        265,000           862,705
     Hokkan Holdings, Ltd. ..........................................        283,000           871,637
     Hokko Chemical Industry Co., Ltd. ..............................         90,000           255,343
    #Hokuetsu Kishu Paper Co., Ltd. .................................        862,199         5,674,954
    *Hokushin Co., Ltd. .............................................         61,400           108,542
     Honshu Chemical Industry Co., Ltd. .............................         35,000           225,348
     Ihara Chemical Industry Co., Ltd. ..............................        155,000           547,912

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (Continued)
    #Ise Chemical Corp. .............................................         83,000   $       455,870
   #*Ishihara Sangyo Kaisha, Ltd. ...................................      1,374,500         1,661,288
     Japan Carlit Co., Ltd. .........................................         59,800           306,762
     Japan Pure Chemical Co., Ltd. ..................................              2             4,970
     JSP Corp. ......................................................        103,900         1,525,061
    #Kanto Denka Kogyo Co., Ltd. ....................................        195,000           955,903
    *Katakura Chikkarin Co., Ltd. ...................................         43,000           103,565
     Kawakin Holdings Co., Ltd. .....................................         11,000            37,340
     Kawasaki Kasei Chemicals, Ltd. .................................        121,000           151,892
     Koatsu Gas Kogyo Co., Ltd. .....................................        163,493           915,554
     Kohsoku Corp. ..................................................         61,900           484,207
     Konishi Co., Ltd. ..............................................         66,900           879,324
    #Kumiai Chemical Industry Co., Ltd. .............................        233,000           822,473
     Kureha Corp. ...................................................        573,500         2,561,320
     Kurimoto, Ltd. .................................................        702,000         1,055,129
    #Kurosaki Harima Corp. ..........................................        221,000           752,205
     Kyoei Steel, Ltd. ..............................................         63,700         1,126,475
     MEC Co., Ltd. ..................................................         61,200           217,122
    *Mitsubishi Paper Mills, Ltd. ...................................      1,159,000         1,094,393
     Mitsubishi Steel Manufacturing Co., Ltd. .......................        554,000         1,483,032
     Mitsui Mining & Smelting Co., Ltd. .............................          7,000            19,078
     Mory Industries, Inc. ..........................................        154,000           576,195
     Nakabayashi Co., Ltd. ..........................................        181,000           422,536
    *Nakayama Steel Works, Ltd. .....................................        639,000           634,196
     Neturen Co., Ltd. ..............................................        152,800         1,144,958
     Nichia Steel Works, Ltd. .......................................        175,900           446,545
     Nihon Kagaku Sangyo Co., Ltd. ..................................         78,000           543,572
    #Nihon Nohyaku Co., Ltd. ........................................        225,000           988,727
     Nihon Parkerizing Co., Ltd. ....................................        240,000         3,230,875
     Nihon Seiko Co., Ltd. ..........................................         18,000            66,087
     Nihon Yamamura Glass Co., Ltd. .................................        490,000         1,132,536
    #Nippon Carbide Industries Co., Inc. ............................        201,000           294,538
    #Nippon Chemical Industrial Co., Ltd. ...........................        281,000           500,107
    #Nippon Chutetsukan K.K .........................................         50,000           109,321
    #Nippon Chuzo K.K ...............................................        111,000           199,128
     Nippon Coke & Engineering Co., Ltd. ............................        863,000         1,174,904
    #Nippon Concrete Industries Co., Ltd. ...........................        180,000           430,401
     Nippon Denko Co., Ltd. .........................................        394,000         2,101,369
     Nippon Fine Chemical Co., Ltd. .................................         85,600           546,043
    #Nippon Kasei Chemical Co., Ltd. ................................        309,000           571,605
   #*Nippon Kinzoku Co., Ltd. .......................................        222,000           373,202
    #Nippon Koshuha Steel Co., Ltd. .................................        366,000           385,988
     Nippon Light Metal Co., Ltd. ...................................      2,002,000         2,905,062
   #*Nippon Metal Industry Co., Ltd. ................................        556,000           543,802
     Nippon Paint Co., Ltd. .........................................         34,200           260,398
     Nippon Pigment Co., Ltd. .......................................         43,000           109,141
     Nippon Pillar Packing Co., Ltd. ................................         83,000           530,273
     Nippon Soda Co., Ltd. ..........................................        557,000         2,564,038
     Nippon Synthetic Chemical Industry Co., Ltd. (The) .............        256,000         1,422,081
    #Nippon Valqua Industries, Ltd. .................................        328,000           823,114
    *Nippon Yakin Kogyo Co., Ltd. ...................................        409,000           716,389
     Nittetsu Mining Co., Ltd. ......................................        375,000         1,522,225
     Nitto FC Co., Ltd. .............................................         72,000           416,953
    #NOF Corp. ......................................................        726,000         3,403,317
     Ohara, Inc. ....................................................          3,100            30,113
     Okabe Co., Ltd. ................................................        186,900           911,355
     Okamoto Industries, Inc. .......................................        400,000         1,634,911
     Okura Industrial Co., Ltd. .....................................        305,000         1,128,362
     Osaka Organic Chemical Industry, Ltd. ..........................         66,000           310,446
     Osaka Steel Co., Ltd. ..........................................         77,700         1,307,595
     Pacific Metals Co., Ltd. .......................................        546,000         3,154,129

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (Continued)
     Pack Corp. (The) ...............................................         66,200   $       994,615
     Riken Technos Corp. ............................................        197,000           600,908
    *S Science Co., Ltd. ............................................      2,704,000           137,973
    #S.T. Chemical Co., Ltd. ........................................         77,000         1,001,668
     Sakai Chemical Industry Co., Ltd. ..............................        375,000         1,486,335
     Sakata INX Corp. ...............................................        196,000           862,160
     Sanyo Chemical Industries, Ltd. ................................        305,000         1,972,347
     Sanyo Special Steel Co., Ltd. ..................................        480,300         2,613,185
     Sekisui Plastics Co., Ltd. .....................................        209,000           824,430
     Shikoku Chemicals Corp. ........................................        184,000         1,031,679
     Shinagawa Refractories Co., Ltd. ...............................        224,000           616,277
     Shin-Etsu Polymer Co., Ltd. ....................................        224,100         1,072,455
     Shinko Wire Co., Ltd. ..........................................        184,000           266,482
     Somar Corp. ....................................................         43,000           106,544
    #Stella Chemifa Corp. ...........................................         42,600         1,233,870
    #Sumitomo Bakelite Co., Ltd. ....................................        591,000         3,460,413
    *Sumitomo Light Metal Industries, Ltd. ..........................      1,757,000         1,498,306
    #Sumitomo Osaka Cement Co., Ltd. ................................      1,640,000         4,968,204
     Sumitomo Pipe & Tube Co., Ltd. .................................        108,100           688,879
     Sumitomo Seika Chemicals Co., Ltd. .............................        223,000         1,006,024
     T. Hasegawa Co., Ltd. ..........................................        121,300         1,921,467
     Taiheiyo Cement Corp. ..........................................      2,664,000         5,175,243
     Taisei Lamick Co., Ltd. ........................................         18,500           551,153
    #Taiyo Holdings Co., Ltd. .......................................         66,000         1,725,532
     Takasago International Corp. ...................................        356,000         1,662,330
     Takiron Co., Ltd. ..............................................        304,000         1,018,030
     Tayca Corp. ....................................................        151,000           583,248
     Tenma Corp. ....................................................         87,000           755,331
    #Titan Kogyo K.K. ...............................................         63,000           312,077
     Toagosei Co., Ltd. .............................................      1,096,000         4,895,489
    #Toda Kogyo Corp. ...............................................        161,000         1,194,398
    #Toho Titanium Co., Ltd. ........................................        120,500         2,570,847
     Toho Zinc Co., Ltd. ............................................        528,000         2,152,981
     Tokai Carbon Co., Ltd. .........................................        825,000         4,092,463
     Tokushu Tokai Paper Co., Ltd. ..................................        501,580         1,066,815
    #Tokuyama Corp. .................................................        810,000         2,919,347
     Tokyo Ohka Kogyo Co., Ltd. .....................................        169,200         3,515,968
    #Tokyo Rope Manufacturing Co., Ltd. .............................        558,000         1,271,339
     Tokyo Steel Manufacturing Co., Ltd. ............................        229,300         1,922,185
     Tokyo Tekko Co., Ltd. ..........................................          3,000             8,484
    #Tomoegawa Paper Co., Ltd. ......................................        125,000           263,043
     Tomoku Co., Ltd. ...............................................        294,000           775,649
     Topy Industries, Ltd. ..........................................        781,000         1,887,000
     Toyo Ink Manufacturing Co., Ltd. ...............................        724,000         2,868,747
     Toyo Kohan Co., Ltd. ...........................................        247,000           974,688
     TYK Corp. ......................................................        138,000           272,624
    #Ube Material Industries, Ltd. ..................................        226,000           782,021
     Wood One Co., Ltd. .............................................        169,000           622,864
     Yodogawa Steel Works, Ltd. .....................................        786,500         3,124,879
    *Yuki Gosei Kogyo Co., Ltd. .....................................         64,000           130,824
     Yushiro Chemical Industry Co., Ltd. ............................         47,100           546,658
                                                                                       ---------------
Total Materials .....................................................                      175,861,301
                                                                                       ---------------
Utilities -- (0.5%)
     Hokkaido Gas Co., Ltd. .........................................        210,000           708,766
     Hokuriku Gas Co., Ltd. .........................................         99,000           265,593
     Okinawa Electric Power Co., Ltd. ...............................         62,571         2,551,409
     Saibu Gas Co., Ltd. ............................................      1,270,000         3,132,006

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Utilities -- (Continued)
     Shizuoka Gas Co., Ltd. .........................................        241,500   $     1,459,705
                                                                                       ---------------
Total Utilities .....................................................                        8,117,479
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,486,514,319
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Oak Capital Corp. Warrants 11/30/11 ............................         55,735                --
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (10.8%)
 (S)@DFA Short Term Investment Fund .................................    179,334,778       179,334,778
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
       $383,050) to be repurchased at $375,540 ......................   $        376           375,539
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      179,710,317
                                                                                       ---------------
TOTAL INVESTMENTS  --  (100.0%)
   (Cost $1,814,743,819) ............................................                   $1,666,224,636
                                                                                       ===============

                      THE ASIA PACIFIC SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (51.7%)
    *ABM Resources NL ...............................................      4,447,721   $       290,936
   #*A-Cap Resources, Ltd. ..........................................        332,583            99,614
    *Acer Energy, Ltd. ..............................................        229,729            28,427
    #Acrux, Ltd. ....................................................        494,126         1,749,486
   #*Adamus Resources, Ltd. .........................................      1,337,620           973,720
     Adelaide Brighton, Ltd. ........................................      1,927,272         5,766,974
    #Aditya Birla Minerals, Ltd. ....................................        878,000           891,877
    *ADX Energy, Ltd. ...............................................        473,905            49,467
    *AED Oil, Ltd. ..................................................        363,401            55,533
    *African Iron, Ltd. .............................................         37,307            10,851
    *Ainsworth Game Technology, Ltd. ................................        326,556           117,784
    *AJ Lucas Group, Ltd. ...........................................        317,969           452,394
    *Alchemia, Ltd. .................................................        724,903           210,930
    #Alesco Corp., Ltd. .............................................        457,971           675,535
   #*Alkane Resources, Ltd. .........................................        938,520         1,137,424
    *Alliance Resources, Ltd. .......................................        444,483            62,232
    *Allied Gold Mining P.L.C. ......................................         17,047            43,521
   #*Allied Healthcare Group, Ltd. ..................................        310,840            13,061
   #*Altona Mining, Ltd. ............................................      1,108,169           287,829
    *Amadeus Energy, Ltd. ...........................................        819,137           173,432
     Amalgamated Holdings, Ltd. .....................................        462,247         2,745,180
     Amcom Telecommunications, Ltd. .................................        482,578           422,263
    *Ampella Mining, Ltd. ...........................................        225,174           426,612
     Ansell, Ltd. ...................................................        503,479         7,363,989
   #*Antares Energy, Ltd. ...........................................        934,515           394,325
     AP Eagers, Ltd. ................................................         44,147           533,632
    #APA Group, Ltd. ................................................      1,403,768         6,401,846
    *Apex Minerals NL ...............................................      3,458,027            28,671
    #APN News & Media, Ltd. .........................................      1,762,638         1,616,607
    *Aquarius Platinum, Ltd. ........................................        348,079         1,021,115
   #*Arafura Resources, Ltd. ........................................      1,093,749           690,611
     ARB Corp., Ltd. ................................................        339,077         2,847,494
     Ariadne Australia, Ltd. ........................................        267,324            88,707
    #Aristocrat Leisure, Ltd. .......................................      1,611,890         3,816,054
    #ASG Group, Ltd. ................................................        351,392           320,870
   #*Aspire Mining, Ltd. ............................................        902,429           394,778
    *Astron, Ltd. ...................................................         87,221           264,514
    *Atlantic, Ltd. .................................................        238,482           398,179
     Atlas Iron, Ltd. ...............................................         41,166           133,517
   #*Aurora Oil & Gas, Ltd. .........................................      1,265,748         3,811,235
     Ausdrill, Ltd. .................................................      1,006,775         3,070,980
    #Ausenco, Ltd. ..................................................        173,244           487,963
   #*Ausgold, Ltd. ..................................................         52,096            65,271
    #Austal, Ltd. ...................................................        581,980         1,383,966
    *Austar United Communications, Ltd. .............................      2,887,442         3,496,638
     Austbrokers Holdings, Ltd. .....................................         86,074           567,304
    #Austin Engineering, Ltd. .......................................        172,059           708,425
    *Austpac Resources NL ...........................................      2,524,951           121,305
    *Australian Agricultural Co., Ltd. ..............................        921,392         1,352,018
    #Australian Infrastructure Fund NL ..............................      3,159,690         6,272,817
     Australian Pharmaceutical Industries, Ltd. .....................      5,528,865         1,736,287
    *Australian Worldwide Exploration, Ltd. .........................      1,952,017         2,815,086
     Automotive Holdings Group NL ...................................        548,754         1,200,419
    *Autron Corporation, Ltd. .......................................        989,247            13,553
   #*Avanco Resources, Ltd. .........................................      2,010,636           228,676
    #AVJennings, Ltd. ...............................................      5,185,036         2,400,232
   #*Azumah Resources, Ltd. .........................................        737,953           306,717
    *Ballarat South Gold, Ltd. ......................................          1,996                --

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Bandanna Energy, Ltd. ..........................................        622,869   $       531,615
    #Bank of Queensland, Ltd. .......................................        384,781         3,383,389
   #*Bannerman Resources, Ltd. ......................................        332,217            92,978
   #*BC Iron, Ltd. ..................................................        243,697           615,413
     Beach Energy, Ltd. .............................................      4,828,492         5,934,225
    *Beadell Resources, Ltd. ........................................      1,500,515         1,230,504
   #*Berkeley Resources, Ltd. .......................................        434,006           145,690
     Beyond International, Ltd. .....................................         61,256            44,545
    #Billabong International, Ltd. ..................................        703,518         3,142,876
    *Bionomics, Ltd. ................................................        207,468            89,668
    *Biota Holdings, Ltd. ...........................................      1,027,571           863,989
    *Bisalloy Steel Group, Ltd. .....................................        469,001           101,058
    #Blackmores, Ltd. ...............................................         76,842         2,372,615
    *BlueScope Steel, Ltd. ..........................................      3,577,801         3,129,953
   #*BMA Gold, Ltd. .................................................      1,829,221         1,049,182
     Boart Longyear Group ...........................................      1,792,094         6,100,440
    *Boom Logistics, Ltd. ...........................................         51,533            16,202
    *Boulder Steel, Ltd. ............................................      1,667,795            86,559
    *Bow Energy, Ltd. ...............................................        928,159         1,442,061
     Bradken, Ltd. ..................................................        708,039         5,710,618
     Breville Group, Ltd. ...........................................        598,466         1,918,394
    #Brickworks, Ltd. ...............................................        132,797         1,558,928
    *Brockman Resources, Ltd. .......................................          7,285            13,002
     BSA, Ltd. ......................................................        642,847           135,425
    #BT Investment Management, Ltd. .................................        172,259           363,762
    *Buccaneer Energy, Ltd. .........................................      2,428,539           175,894
    *Buru Energy, Ltd. ..............................................         88,374            83,899
     Cabcharge Australia, Ltd. ......................................        501,916         2,209,763
     Calliden Group, Ltd. ...........................................        633,393           113,310
     Campbell Brothers, Ltd. ........................................        261,443        12,585,834
   #*Cape Lambert Resources, Ltd. ...................................        373,413           164,264
    *Cape Range Wireless, Ltd. ......................................          7,260                --
    *Capral, Ltd. ...................................................         58,499            12,134
    #Cardno, Ltd. ...................................................        316,614         1,740,510
   #*Carnarvon Petroleum, Ltd. ......................................      3,885,525           541,232
    *Carnegie Wave Energy, Ltd. .....................................      1,008,948            75,912
    #carsales.com, Ltd. .............................................        809,574         4,185,086
    #Cash Converters International, Ltd. ............................      1,180,931           534,117
   #*Catalpa Resources, Ltd. ........................................        907,492         1,641,675
    *CDS Technologies, Ltd. .........................................         13,276                --
     Cedar Woods Properties, Ltd. ...................................        111,357           408,187
     Cellnet Group, Ltd. ............................................        520,067           185,425
    *Centaurus Metals, Ltd. .........................................        143,557           109,455
    *Central Petroleum, Ltd. ........................................      1,759,865            98,979
    *Centrebet International, Ltd. Claim Units ......................         81,336                --
    *Centrex Metals, Ltd. ...........................................         51,889            16,345
   #*Ceramic Fuel Cells, Ltd. .......................................      3,181,070           430,481
   #*Cerro Resources NL .............................................      1,961,035           324,307
    *CGA Mining, Ltd. ...............................................         10,124            24,798
   #*Chalice Gold Mines, Ltd. .......................................        320,684            86,935
     Challenger, Ltd. ...............................................      1,063,324         5,069,014
     Chandler Macleod Group, Ltd. ...................................        338,118           124,506
    *Chemeq, Ltd. ...................................................        166,742                --
    *ChemGenex Pharmaceuticals, Ltd. ................................        115,291             3,038
    *Chesser Resources, Ltd. ........................................        156,921            95,677
   #*Citigold Corp., Ltd. ...........................................      3,765,806           284,705
    #Clarius Group, Ltd. ............................................      1,099,217           605,202
   #*Clinuvel Pharmaceuticals, Ltd. .................................        118,435           185,220
    #Clough, Ltd. ...................................................      1,527,345         1,287,423
     Clover Corp., Ltd. .............................................        269,348            83,302
   #*CO2 Group, Ltd. ................................................        844,559           140,905

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Coal of Africa, Ltd. ...........................................        589,980   $       491,234
   #*Coalspur Mines, Ltd. ...........................................      1,239,823         2,404,728
    *Cockatoo Coal, Ltd. ............................................      3,240,540         1,291,889
    #Codan, Ltd. ....................................................        156,399           212,699
     Coffey International, Ltd. .....................................      1,048,636           415,588
     Collection House, Ltd. .........................................      1,698,942         1,441,834
    *Comet Ridge, Ltd. ..............................................         65,567            10,669
    #ConnectEast Group, Ltd. ........................................         30,321            17,416
    #Consolidated Media Holdings, Ltd. ..............................      1,276,820         3,506,949
    *Continental Coal, Ltd. .........................................        461,945           102,357
    *Cooper Energy, Ltd. ............................................        336,842           135,432
    #Count Financial, Ltd. ..........................................        858,791         1,251,875
     Coventry Group, Ltd. ...........................................        144,778           332,344
     Credit Corp. Group, Ltd. .......................................        110,382           453,765
    *Crusader Resources, Ltd. .......................................        155,861           182,570
    #CSG, Ltd. ......................................................        674,612           803,472
     CSR, Ltd. ......................................................      2,025,158         5,158,339
    *CTI Logistics, Ltd. ............................................          6,000             7,272
   #*Cudeco, Ltd. ...................................................        399,317         1,317,225
   #*Cue Energy Resources, Ltd. .....................................      1,225,966           299,321
    #Customers, Ltd. ................................................        477,130           532,432
     Data#3, Ltd. ...................................................         19,405           257,487
    #David Jones, Ltd. ..............................................      1,783,074         6,294,519
     Decmil Group, Ltd. .............................................        326,140           720,547
    *Deep Yellow, Ltd. ..............................................        850,894           109,311
    #Devine, Ltd. ...................................................      1,989,993           468,948
   #*Discovery Metals, Ltd. .........................................      1,249,162         1,803,263
     Domino's Pizza Enterprises, Ltd. ...............................         11,342            79,925
   #*Downer EDI, Ltd. ...............................................      1,591,674         5,054,618
    *Dragon Mining, Ltd. ............................................        168,012           234,717
   #*Drillsearch Energy, Ltd. .......................................        409,967           262,341
     DUET Group, Ltd. ...............................................      4,437,176         7,732,961
    #DuluxGroup, Ltd. ...............................................      1,193,687         3,288,564
     DWS Advanced Business Solutions, Ltd. ..........................        223,802           313,375
   #*Dyesol, Ltd. ...................................................        383,671           133,883
   #*Eastern Star Gas, Ltd. .........................................      3,259,013         3,005,391
   #*Elders, Ltd. ...................................................      1,380,363           401,341
   #*Elemental Minerals, Ltd. .......................................        388,188           505,628
    *Ellect Holdings, Ltd. ..........................................            482                --
    *Ellex Medical Lasers, Ltd. .....................................        164,826            22,975
     Emeco Holdings, Ltd. ...........................................      2,143,907         2,221,058
   #*Energy Resources of Australia, Ltd. ............................        638,803         1,307,761
   #*Energy World Corp., Ltd. .......................................      3,906,481         2,352,188
    *Engenco, Ltd. ..................................................        228,803            22,092
     Envestra, Ltd. .................................................      5,142,027         3,464,898
   #*Equatorial Resources, Ltd. .....................................        176,571           426,114
     Euroz, Ltd. ....................................................         74,221           108,616
    *Exco Resources, Ltd. ...........................................        429,909           315,750
    *Extract Resources, Ltd. ........................................        262,940         2,105,378
    #Fantastic Holdings, Ltd. .......................................        355,613           838,354
    *FAR, Ltd. ......................................................      2,769,553            89,101
     Finbar Group, Ltd. .............................................         58,051            58,271
    *Finders Resources, Ltd. ........................................          7,442             2,956
    #FKP Property Group, Ltd. .......................................      2,647,008         1,364,198
    #Fleetwood Corp., Ltd. ..........................................        284,707         3,637,381
    #FlexiGroup, Ltd. ...............................................        597,372         1,407,028
    #Flight Centre, Ltd. ............................................        192,954         4,006,413
   #*Flinders Mines, Ltd. ...........................................      6,909,293         1,109,458
   #*Focus Minerals, Ltd. ...........................................     14,997,678           932,181
    *Forest Enterprises Australia, Ltd. .............................      2,849,173                --
    #Forge Group, Ltd. ..............................................        236,028         1,168,263

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Forte Energy NL ................................................      1,036,232   $        39,026
     G8 Education, Ltd. .............................................         67,817            35,436
   #*Galaxy Resources, Ltd. .........................................        760,450           507,429
     Gazal Corp., Ltd. ..............................................        104,542           196,883
   #*Geodynamics, Ltd. ..............................................      1,015,653           248,163
   #*Gindalbie Metals, Ltd. .........................................      2,600,255         1,478,320
    *Gloucester Coal, Ltd. ..........................................        226,467         1,616,400
    *Golden Rim Resources, Ltd. .....................................        722,577            82,543
    #Goodman Fielder, Ltd. ..........................................      8,233,537         4,788,349
     GrainCorp, Ltd. ................................................        693,457         5,712,269
     Grange Resources, Ltd. .........................................      1,234,843           578,110
   #*Great Southern, Ltd. ...........................................      9,302,784                --
   #*Greenland Minerals & Energy, Ltd. ..............................        711,078           392,362
   #*Gryphon Minerals, Ltd. .........................................        857,705         1,259,787
     GUD Holdings, Ltd. .............................................        432,916         3,548,539
    *Gujarat NRE Coking Coal, Ltd. ..................................        119,865            30,893
   #*Gunns, Ltd. ....................................................      2,872,620           793,573
    #GWA Group, Ltd. ................................................      1,019,230         2,441,808
    *Hastie Group, Ltd. .............................................        810,423            89,134
    *Havilah Resources NL ...........................................        258,836           145,834
    *HFA Holdings, Ltd. .............................................        235,865           229,659
     HGL, Ltd. ......................................................        102,586           127,030
    *Highlands Pacific, Ltd. ........................................      2,651,500           593,922
    *Hillgrove Resources, Ltd. ......................................        909,242           225,398
    #Hills Holdings, Ltd. ...........................................        986,165         1,123,434
   #*Horizon Oil, Ltd. ..............................................      3,560,142           884,645
    *Hutchison Telecommunications Australia, Ltd. ...................      7,610,556           495,224
   #*Icon Energy, Ltd. ..............................................      1,014,750           148,758
    #iiNet, Ltd. ....................................................        489,281         1,326,167
     Iluka Resources, Ltd. ..........................................        573,137         9,528,200
     Imdex, Ltd. ....................................................        813,645         1,776,663
     IMF Australia, Ltd. ............................................        314,016           475,928
    *IMX Resources, Ltd. ............................................        594,082           230,687
    #Independence Group NL ..........................................        892,724         4,935,443
    *Indo Mines, Ltd. ...............................................         81,968            29,672
   #*Indophil Resources NL ..........................................      3,118,946         1,234,785
    #Industrea, Ltd. ................................................      1,420,051         1,904,824
    *Industrial Minerals Corp., Ltd. ................................         23,969             4,325
    #Infigen Energy, Ltd. ...........................................      1,622,704           490,078
     Infomedia, Ltd. ................................................      1,458,074           336,522
   #*Integra Mining, Ltd. ...........................................      3,188,345         1,767,756
     Integrated Research, Ltd. ......................................        261,513           136,043
   #*Intrepid Mines, Ltd. ...........................................      1,794,707         2,132,485
    #Invocare, Ltd. .................................................        572,622         4,172,041
    #IOOF Holdings, Ltd. ............................................        989,055         6,550,695
     Iress Market Technology, Ltd. ..................................        434,895         3,465,758
   #*Iron Ore Holdings, Ltd. ........................................        336,216           444,493
   #*Ivanhoe Australia, Ltd. ........................................        396,947           441,385
    #JB Hi-Fi, Ltd. .................................................        407,557         6,726,320
   #*Jupiter Mines, Ltd. ............................................        465,443           162,596
     K&S Corp., Ltd. ................................................        210,812           278,801
    *Kagara, Ltd. ...................................................      1,731,649           724,189
   #*Kangaroo Resources, Ltd. .......................................      2,778,905           453,398
    *Karoon Gas Australia, Ltd. .....................................        667,086         3,078,403
   #*Kasbah Resources, Ltd. .........................................        478,599            99,482
    *Kimberley Metals, Ltd. .........................................        204,110            65,643
    #Kingsgate Consolidated, Ltd. ...................................        560,879         4,421,985
   #*Kingsrose Mining, Ltd. .........................................        464,332           756,934
    *Lednium, Ltd. ..................................................        195,019            16,442
     Lemarne Corp., Ltd. ............................................         25,882           100,746
    *Linc Energy, Ltd. ..............................................      1,232,302         2,645,397

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Liquefied Natural Gas, Ltd. ....................................        595,144   $       214,302
     Little World Beverages, Ltd. ...................................            502             1,807
     Lycopodium, Ltd. ...............................................         56,126           361,363
    #M2 Telecommunications Group, Ltd. ..............................        345,036         1,026,043
    *MacMahon Holdings, Ltd. ........................................      3,174,294         2,011,281
    *Macmin Silver, Ltd. ............................................        371,910            39,084
     Macquarie Telecom Group, Ltd. ..................................         35,019           304,442
   #*Magma Metals, Ltd. .............................................        240,771            30,109
    *Manhattan Corp., Ltd. ..........................................          7,972             2,863
   #*Marengo Mining, Ltd. ...........................................      1,428,204           295,240
    #Matrix Composites & Engineering, Ltd. ..........................        130,877           437,499
     MaxiTRANS Industries, Ltd. .....................................        942,578           342,164
     Mayne Pharma Group, Ltd. .......................................        205,191            82,332
    *McGuigan Simeon Wines, Ltd. ....................................      2,437,348           705,680
    #McMillan Shakespeare, Ltd. .....................................        228,148         2,273,908
     McPherson's, Ltd. ..............................................        303,441           734,177
    #Medusa Mining, Ltd. ............................................        579,085         4,070,719
    #Melbourne IT, Ltd. .............................................        437,638           649,414
   #*MEO Australia, Ltd. ............................................        681,039           137,903
    #Mermaid Marine Australia, Ltd. .................................        906,563         2,921,190
   #*Mesoblast, Ltd. ................................................        232,262         1,974,685
    *Metals X, Ltd. .................................................        173,131            43,428
   #*Metgasco, Ltd. .................................................        667,052           338,844
    *Metminco, Ltd. .................................................      1,879,249           406,261
    *MetroCoal, Ltd. ................................................         68,725            49,321
   #*MHM Metals, Ltd. ...............................................        226,490           173,805
    *Mikoh Corp., Ltd. ..............................................        777,771            19,541
    #Mincor Resources NL ............................................        990,706           876,217
    *Mineral Deposits, Ltd. .........................................        155,272         1,049,157
     Mineral Resources, Ltd. ........................................        419,678         4,920,651
   #*Mirabela Nickel, Ltd. ..........................................      1,206,109         2,073,822
   #*Molopo Energy, Ltd. ............................................      1,186,993           900,996
   #*Moly Mines, Ltd. ...............................................         25,253            13,282
    #Monadelphous Group, Ltd. .......................................        318,887         6,064,967
    *Morning Star Gold NL ...........................................        332,749           113,604
     Mortgage Choice, Ltd. ..........................................        631,109           829,865
    #Mount Gibson Iron, Ltd. ........................................      2,962,399         4,738,207
     MSF Sugar, Ltd. ................................................         76,721           268,679
   #*Murchison Metals, Ltd. .........................................      1,229,022           380,868
    #Myer Holdings, Ltd. ............................................      2,456,107         6,703,584
     MyState, Ltd. ..................................................            802             3,082
   #*Nanosonics, Ltd. ...............................................        259,364           149,509
     National Can Industries, Ltd. ..................................         97,017           109,403
   #*Navigator Resources, Ltd. ......................................      1,876,284            53,230
    #Navitas, Ltd. ..................................................      1,157,537         5,013,315
   #*New Guinea Energy, Ltd. ........................................        359,345            21,357
    *Newland Resources, Ltd. ........................................      1,958,775           133,608
    *Nexbis, Ltd. ...................................................        580,630            35,148
    *Nexus Energy, Ltd. .............................................      4,137,686           918,998
    #NIB Holdings, Ltd. .............................................        478,733           753,829
    *Nido Petroleum, Ltd. ...........................................      6,093,154           330,320
   #*Noble Mineral Resources, Ltd. ..................................        859,168           548,082
     Norfolk Group, Ltd. ............................................        302,473           366,505
    *North Australian Diamonds, Ltd. ................................         16,663             6,097
   #*Northern Iron, Ltd. ............................................        390,502           473,036
    *Northern Star Resources, Ltd. ..................................        739,223           441,639
    *Norton Gold Fields, Ltd. .......................................        299,909            61,677
     NRW Holdings, Ltd. .............................................        650,440         1,654,955
   #*Nucoal Resources NL ............................................        429,538           156,383
    *Nufarm, Ltd. ...................................................        638,490         3,141,961
     Oakton, Ltd. ...................................................        378,695           666,729

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
   #*Oilex, Ltd. ....................................................        247,428   $        65,691
   #*Orocobre, Ltd. .................................................        257,530           317,630
    #OrotonGroup, Ltd. ..............................................         89,486           773,346
    *Otto Energy, Ltd. ..............................................      1,518,553           115,364
    #Pacific Brands, Ltd. ...........................................      4,412,120         2,756,610
    *Pacific Niugini, Ltd. ..........................................        200,616            79,684
    *Paladin Energy, Ltd. ...........................................      1,158,193         1,768,701
    *Pan Pacific Petroleum NL .......................................      1,094,343           132,374
    *PanAust, Ltd. ..................................................      1,780,618         6,016,882
   #*Pancontinental Oil & Gas NL ....................................      1,057,588           115,189
    #Panoramic Resources, Ltd. ......................................        943,159         1,353,475
    *PaperlinX, Ltd. ................................................      2,771,649           275,217
     Patties Foods, Ltd. ............................................         36,136            62,164
    #Peet, Ltd. .....................................................      1,096,798         1,396,187
   #*Peninsula Energy, Ltd. .........................................      5,178,834           225,034
    *Perilya, Ltd. (6681584) ........................................        891,134           424,090
    *Perilya, Ltd. (B3R3QH1) ........................................        445,567           216,007
    #Perpetual Trustees Australia, Ltd. .............................        167,142         3,950,909
   #*Perseus Mining, Ltd. ...........................................      1,605,654         5,309,539
   #*Pharmaxis, Ltd. ................................................        764,024         1,037,608
    *Photon Group, Ltd. .............................................        240,874            10,347
    *PlantCorp. NL ..................................................          4,329                --
   #*Platinum Australia, Ltd. .......................................      1,251,560           232,135
   #*Pluton Resources, Ltd. .........................................        538,056           154,966
     PMP, Ltd. ......................................................      2,395,607         1,435,567
    *Poseidon Nickel, Ltd. ..........................................        452,002           101,408
    #Premier Investments, Ltd. ......................................        217,219         1,159,812
   #*Prima Biomed, Ltd. .............................................      2,338,194           459,056
    #Primary Health Care, Ltd. ......................................      1,866,288         6,495,676
     Prime Media Group, Ltd. ........................................      1,777,139         1,236,596
    #PrimeAg, Ltd. ..................................................         64,299            73,783
     Programmed Maintenance Service, Ltd. ...........................        549,269         1,134,986
    *QRxPharma, Ltd. ................................................        109,867           183,543
    *Quickstep Holdings, Ltd. .......................................        462,355           108,066
    *Ramelius Resources, Ltd. .......................................      1,125,876         1,462,619
    *Range Resources, Ltd. ..........................................         51,250             7,801
    #RCR Tomlinson, Ltd. ............................................      1,056,974         1,568,081
    #REA Group, Ltd. ................................................        211,832         2,874,987
     Reckon, Ltd. ...................................................        207,249           575,917
    *Red 5, Ltd. ....................................................         90,225            17,598
    *Red Fork Energy, Ltd. ..........................................        382,887           218,375
     Redflex Holdings, Ltd. .........................................        377,855           698,167
     Reece Australia, Ltd. ..........................................        238,457         4,689,436
   #*Reed Resources, Ltd. ...........................................        633,326           241,474
   #*Regis Resources, Ltd. ..........................................      1,195,060         3,775,884
    #Reject Shop, Ltd. (The) ........................................        117,972         1,226,036
    *Resolute Mining, Ltd. ..........................................      1,882,950         3,317,183
    *Resource & Investment NL .......................................        283,117           199,791
    *Resource Equipment, Ltd. .......................................        118,411            51,139
   #*Resource Generation, Ltd. ......................................        338,381           171,498
     Retail Food Group, Ltd. ........................................         53,237           141,791
   #*Rex Minerals, Ltd. .............................................        403,087           709,112
   #*Rialto Energy, Ltd. ............................................      1,264,038           446,925
    #Ridley Corp., Ltd. .............................................      1,283,068         1,569,013
    *RiverCity Motorway Group, Ltd. .................................      1,563,354                --
   #*Robust Resources, Ltd. .........................................        136,513           199,558
   #*Roc Oil Co., Ltd. ..............................................      6,490,268         2,016,511
     Rock Building Society, Ltd. ....................................         31,054            89,929
     Runge, Ltd. ....................................................         30,702            12,706
    #Ruralco Holdings, Ltd. .........................................         88,146           333,834
    #SAI Global, Ltd. ...............................................      1,064,331         5,301,870

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Salinas Energy, Ltd. ...........................................      1,161,854   $       418,259
    #Salmat, Ltd. ...................................................        664,807         1,951,353
   #*Samson Oil & Gas, Ltd. .........................................      4,815,117           556,378
   #*Sandfire Resources NL ..........................................        394,850         2,801,816
   #*Saracen Mineral Holdings, Ltd. .................................      1,594,324         1,278,330
     Schaffer Corp., Ltd. ...........................................         33,766           145,183
    #Sedgman, Ltd. ..................................................        372,558           760,587
    #Seek, Ltd. .....................................................        666,916         4,323,680
    #Select Harvests, Ltd. ..........................................        292,826           503,866
    *Senex Energy, Ltd. .............................................      1,875,375           988,884
    #Servcorp, Ltd. .................................................        301,327           873,712
   #*Service Stream, Ltd. ...........................................      1,432,710           508,243
     Seven Group Holdings, Ltd. .....................................        641,345         5,152,442
    #Seven West Media, Ltd. .........................................      1,335,509         5,003,193
    #Sigma Pharmaceuticals, Ltd. ....................................      4,898,960         3,569,851
    *Sihayo Gold, Ltd. ..............................................        603,971            62,609
    *Silex System, Ltd. .............................................        532,291         1,251,727
    *Silver Lake Resources, Ltd. ....................................        603,018         2,068,181
    *Sipa Resources International NL ................................        130,098            19,538
    #Sirtex Medical, Ltd. ...........................................        218,046         1,071,885
    #Skilled Group, Ltd. ............................................        485,248           924,602
     Slater & Gordon, Ltd. ..........................................         24,701            50,574
    #SMS Management & Technology, Ltd. ..............................        373,130         2,116,297
    *Southern Cross Electrical Engineering, Ltd. ....................         16,785            14,564
    #Southern Cross Media Group, Ltd. ...............................      2,546,520         3,278,716
    #SP Telemedia, Ltd. .............................................      1,494,571         2,235,722
     Spark Infrastructure Group, Ltd. ...............................      4,783,165         6,094,155
    #Specialty Fashion Group, Ltd. ..................................        809,557           515,540
    #Spotless Group, Ltd. ...........................................      1,196,861         2,492,269
   #*St. Barbara, Ltd. ..............................................      1,636,736         3,792,059
    *Starpharma Holdings, Ltd. ......................................        652,875           758,527
    *Straits Resources, Ltd. ........................................        878,069           635,910
    *Strike Energy, Ltd. ............................................         88,132            11,007
     Structural Systems, Ltd. .......................................        138,772           108,539
     STW Communications Group, Ltd. .................................        840,071           808,970
   #*Sundance Energy Australia, Ltd. ................................        751,727           365,129
   #*Sundance Resources, Ltd. .......................................      8,756,539         3,955,560
   #*Sunland Group, Ltd. ............................................        741,191           692,507
    #Super Retail Group, Ltd. .......................................        909,056         5,150,189
    *Super Retail Group, Ltd. (B3XZSK8) .............................        359,398         2,045,348
    *Swick Mining Services, Ltd. ....................................         71,883            25,474
     Symex Holdings, Ltd. ...........................................        513,662           193,152
     Talent2 International, Ltd. ....................................        472,312           631,877
    *Talisman Mining, Ltd. ..........................................        217,981            99,817
   #*Tanami Gold NL .................................................        510,409           528,453
    *Tap Oil, Ltd. ..................................................      1,465,268         1,119,840
     Tassal Group, Ltd. .............................................        626,912         1,021,480
     Technology One, Ltd. ...........................................      1,322,653         1,505,696
    #Ten Network Holdings, Ltd. .....................................      3,492,166         3,376,725
   #*Terramin Australia, Ltd. .......................................        155,209            24,219
   #*Texon Petroleum, Ltd. ..........................................        644,848           426,666
    #TFS Corp., Ltd. ................................................      1,323,074           915,870
     Thakral Holdings Group, Ltd. ...................................      2,559,697         1,404,384
     ThinkSmart, Ltd. ...............................................        146,612            66,670
    #Thorn Group, Ltd. ..............................................        370,228           642,616
    *Thundelarra Exploration, Ltd. ..................................        260,965            49,767
   #*Tiger Resources, Ltd. ..........................................      1,751,101           850,563
    *TNG, Ltd. ......................................................         87,408             9,596
    *Toro Energy, Ltd. ..............................................         70,156             5,989
     Tox Free Solutions, Ltd. .......................................        355,104           809,607
    #Transfield Services, Ltd. ......................................      1,784,320         4,258,408

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
AUSTRALIA -- (Continued)
    *Transpacific Industries Group, Ltd. (B0736RR) ..................      1,181,222   $       927,440
   #*Transpacific Industries Group, Ltd. (B0736T2) ..................      2,759,327         2,166,493
    #Troy Resources NL ..............................................        352,784         1,499,267
     Trust Co., Ltd. (The) ..........................................         82,756           488,210
     UGL, Ltd. ......................................................        332,576         4,601,399
    *Unity Mining, Ltd. .............................................         92,075            12,590
   #*UXC, Ltd. ......................................................      1,169,545           670,485
   #*Venture Minerals, Ltd. .........................................        450,858           161,969
    *Venturex Resources, Ltd. .......................................         42,171             3,313
     Village Roadshow, Ltd. .........................................        855,994         2,590,489
   #*Virgin Blue Holdings, Ltd. .....................................      7,648,897         2,982,245
     Warrnambool Cheese & Butter Factory Co. Holding, Ltd. ..........          1,203             4,998
    #Watpac, Ltd. ...................................................        711,698           853,828
     WDS, Ltd. ......................................................        375,342           292,133
    *Webfirm Group, Ltd. ............................................        124,813             9,126
    #Webjet, Ltd. ...................................................        356,064           898,156
    *Webster, Ltd. ..................................................        144,737            60,902
    #Western Areas NL ...............................................        558,671         3,362,850
    *Westgold Resources, Ltd. .......................................         59,310            11,181
   #*White Energy Co., Ltd. .........................................        643,913         1,115,658
     WHK Group, Ltd. ................................................      1,202,433         1,071,613
    #Wide Bay Australia, Ltd. .......................................         81,906           670,445
   #*WildHorse Energy, Ltd. .........................................        212,714            39,033
    *Willmott Forests, Ltd. .........................................         17,224                --
   #*Windimurra Vanadium, Ltd. ......................................        537,429                --
    #Wotif.com Holdings, Ltd. .......................................        505,776         1,948,971
   #*WPG Resources, Ltd. ............................................        702,896            84,098
    *YTC Resources, Ltd. ............................................         16,666             8,402
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                      562,036,493
                                                                                       ---------------
HONG KONG -- (15.4%)
     Aeon Credit Service (Asia) Co., Ltd. ...........................        580,000           427,631
     Aeon Stores Hong Kong Co., Ltd. ................................        234,000           510,318
     AlCo. Holdings, Ltd. ...........................................      1,426,000           447,996
     Allan International Holdings, Ltd. .............................        720,000           215,461
     Allied Group, Ltd. .............................................        683,200         1,749,241
     Allied Overseas, Ltd. ..........................................         50,000            21,345
    #Allied Properties, Ltd. ........................................     12,297,857         1,697,752
    *Amax Holdings, Ltd. ............................................      9,312,000            94,447
    *Apac Resources, Ltd. ...........................................     12,620,000           463,989
    *Apollo Solar Energy Technology Holdings, Ltd. ..................     11,692,000           419,197
     APT Satellite Holdings, Ltd. ...................................      1,275,000           211,421
   #*Artel Solutions Group Holdings, Ltd. ...........................      7,885,000           149,153
    *Artini China Co., Ltd. .........................................      2,481,000            59,630
     Arts Optical International Holdings, Ltd. ......................        730,000           234,936
     Asia Financial Holdings, Ltd. ..................................      2,474,908           909,429
     Asia Satellite Telecommunications Holdings, Ltd. ...............        962,000         1,791,203
     Asia Standard Hotel Group, Ltd. ................................     11,797,218           884,453
     Asia Standard International Group, Ltd. ........................     13,365,185         2,214,906
     Associated International Hotels, Ltd. ..........................        980,000         1,949,232
     Aupu Group Holding Co., Ltd. ...................................      2,504,000           210,680
     Automated Systems Holdings, Ltd. ...............................        394,000            40,364
     Bauhaus International Holdings, Ltd. ...........................        662,000           237,606
    *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. ...............      2,440,000            36,163
    *Bel Global Resources Holdings, Ltd. ............................      2,576,000            47,085
    *Bio-Dynamic Group, Ltd. ........................................      2,544,000           278,925
    *Birmingham International Holdings, Ltd. ........................      6,502,000           127,214
     Bonjour Holdings, Ltd. .........................................      4,356,000           688,366
     Bossini International Holdings, Ltd. ...........................      3,871,500           367,357
   #*Burwill Holdings, Ltd. .........................................      8,888,960           180,188
    #Cafe de Coral Holdings, Ltd. ...................................      1,106,000         2,504,349

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *Capital Estate, Ltd. ...........................................      5,151,000   $       167,581
     Century City International Holdings, Ltd. ......................      6,419,460           415,559
    *Century Sunshine Group Holdings, Ltd. ..........................      3,655,000            92,630
     Champion Technology Holdings, Ltd. .............................     14,734,387           210,610
     Chen Hsong Holdings, Ltd. ......................................        898,000           351,818
     Cheuk Nang Holdings, Ltd. ......................................        379,041           149,755
     Chevalier International Holdings, Ltd. .........................        737,482           821,287
     Chevalier Pacific Holdings, Ltd. ...............................      5,497,500           136,843
    #Chigo Holding, Ltd. ............................................        722,000            33,507
    *China Best Group Holding, Ltd. .................................      3,721,400            48,799
    *China Billion Resources, Ltd. ..................................      4,876,000            54,605
    *China Boon Holdings, Ltd. ......................................      6,200,000           191,183
    *China CBM Group, Ltd. ..........................................      6,930,301           603,339
    *China Digicontent Co., Ltd. ....................................      2,710,000             3,488
    *China Digital Licensing Group, Ltd. ............................      2,190,000            63,741
    *China Electronics Corp. Holdings Co., Ltd. .....................      2,888,250           212,292
    *China Energy Development Holdings, Ltd. ........................     21,966,000           306,045
    *China Financial Services Holdings, Ltd. ........................        954,000            58,106
    *China Flavors & Fragrances Co., Ltd. ...........................        144,924            27,501
    *China Gamma Group, Ltd. ........................................      7,500,000           171,521
    *China Infrastructure Investment, Ltd. ..........................      8,680,000           200,296
    *China Investments Holdings, Ltd. ...............................        149,000             3,330
   #*China Mandarin Holdings, Ltd. ..................................      5,012,400           100,752
     China Metal International Holdings, Ltd. .......................      2,582,000           460,100
    *China Motion Telecom International, Ltd. .......................      5,080,000            74,476
     China Motor Bus Co., Ltd. ......................................         50,000           426,410
    *China Ocean Shipbuilding Industry Group, Ltd. ..................      4,137,500            61,400
    *China Oriental Culture Group, Ltd. .............................      3,600,000           169,712
     China Overseas Grand Oceans Group, Ltd. ........................         15,000            11,442
    *China Pipe Group, Ltd. .........................................        100,000               404
   #*China Public Procurement, Ltd. .................................      5,230,000                --
    *China Renji Medical Group, Ltd. ................................     12,784,000            98,733
   #*China Resources and Transportation Group, Ltd. .................     32,400,000         1,150,363
    *China Solar Energy Holdings, Ltd. ..............................     37,990,000           324,053
    *China Strategic Holdings, Ltd. .................................     12,585,000           288,429
    #China Taisan Technology Group Holdings, Ltd. ...................        564,915            43,711
     China Ting Group Holdings, Ltd. ................................      2,443,151           165,430
    *China Tycoon Beverage Holdings, Ltd. ...........................      2,732,000            63,390
    *China WindPower Group, Ltd. ....................................     14,630,000           685,916
    *China Yunnan Tin Minerals Group Co., Ltd. ......................      9,428,000            54,834
     China-Hongkong Photo Products Holdings, Ltd. ...................      2,123,000           148,271
     Chinney Investments, Ltd. ......................................      1,144,000           148,401
     Chong Hing Bank, Ltd. ..........................................        878,000         1,633,855
    #Chow Sang Sang Holdings International, Ltd. ....................        393,680         1,209,220
     Chu Kong Shipping Development Co., Ltd. ........................      2,188,000           343,574
    *Chuang's China Investments, Ltd. ...............................      3,388,000           171,662
     Chuang's Consortium International, Ltd. ........................      3,569,965           356,371
    *Chun Wo Development Holdings, Ltd. .............................      2,002,926            89,161
    #Citic Telecom International Holdings, Ltd. .....................      4,388,000           972,859
    *City e-Solutions, Ltd. .........................................        186,000            20,676
    #City Telecom, Ltd. .............................................      1,540,751           734,713
     CK Life Sciences International Holdings, Inc. ..................     12,548,000           543,064
    *Climax International Co., Ltd. .................................         40,700               131
     CNT Group, Ltd. ................................................      8,315,264           393,980
    *COL Capital, Ltd. ..............................................      2,725,840           353,730
     Computer & Technologies Holdings, Ltd. .........................        432,000            83,012
     Continental Holdings, Ltd. .....................................      5,148,250            73,028
     Cosmos Machinery Enterprises, Ltd. .............................      1,616,400           114,800
    *Cosway Corp., Ltd. .............................................      1,950,000           256,827
    *CP Lotus Corp., Ltd. ...........................................     11,420,000           319,479
     Cross-Harbour Holdings, Ltd. (The) .............................        659,520           522,684

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     CSI Properties, Ltd. ...........................................     22,229,625   $       545,048
    *CST Mining Group, Ltd. .........................................     71,688,000           993,897
    *Culture Landmark Investment, Ltd. ..............................     10,196,000           143,807
    *Culturecom Holdings, Ltd. ......................................        965,000            90,898
     Dah Sing Banking Group, Ltd. ...................................      1,071,840         1,042,793
     Dah Sing Financial Holdings, Ltd. ..............................        480,950         1,489,976
    *Dan Form Holdings Co., Ltd. ....................................      3,261,260           263,880
     DBA Telecommunication Asia Holdings, Ltd. ......................      1,812,000           537,146
   #*Dejin Resources Group Co., Ltd. ................................     23,892,000           249,106
     Dickson Concepts International, Ltd. ...........................        924,500           530,454
    *Digitalhongkong.com ............................................         25,388             3,151
    *Doxen Energy Group, Ltd. .......................................        542,796           103,830
    *Dragonite International, Ltd. ..................................        330,000             2,719
     DVN Holdings, Ltd. .............................................      2,183,000            80,406
     Dynamic Holdings, Ltd. .........................................        374,000            58,703
     Eagle Nice International Holdings, Ltd. ........................      1,078,000           170,049
     EcoGreen Fine Chemicals Group, Ltd. ............................      1,112,000           296,154
    *Eforce Holdings, Ltd. ..........................................      2,024,000             3,826
    *EganaGoldpfeil Holdings, Ltd. ..................................      4,121,757                --
    *e-Kong Group, Ltd. .............................................        620,000            30,874
     Emperor Entertainment Hotel, Ltd. ..............................      2,440,000           398,523
     Emperor International Holdings, Ltd. ...........................      5,836,753           968,640
    #Emperor Watch & Jewellery, Ltd. ................................      9,550,000         1,554,693
   #*ENM Holdings, Ltd. .............................................     15,112,000         1,180,784
    *Enviro Energy International Holdings, Ltd. .....................      4,138,000           123,224
    *EPI Holdings, Ltd. .............................................      4,259,927           103,476
    *eSun Holdings, Ltd. ............................................      2,322,000           425,147
     EVA Precision Industrial Holdings, Ltd. ........................      5,544,000         1,431,744
    *Ezcom Holdings, Ltd. ...........................................         72,576               448
     Fairwood, Ltd. .................................................        337,600           438,858
     Far East Consortium International, Ltd. ........................      4,570,342           793,937
    *Far East Technology International, Ltd. ........................        179,520            17,793
    *First Natural Foods Holdings, Ltd. .............................      2,365,000                --
   #*Fook Woo Group Holdings, Ltd. ..................................        952,000           179,884
    *Foundation Group, Ltd. .........................................      2,350,000            35,392
     Fountain SET Holdings, Ltd. ....................................      4,622,000           562,041
     Four Seas Mercantile Holdings, Ltd. ............................        592,000           159,306
    *Frasers Property China, Ltd. ...................................     16,477,000           353,644
    *Freeman Corp., Ltd. ............................................      6,328,888            37,912
     Fujikon Industrial Holdings, Ltd. ..............................        912,000           107,627
    *Genting Hong Kong, Ltd. ........................................         17,000             5,327
     Get Nice Holdings, Ltd. ........................................     19,044,000           846,356
     Giordano International, Ltd. ...................................      7,162,000         5,374,945
    *Global Tech Holdings, Ltd. .....................................      5,498,000            23,222
    #Glorious Sun Enterprises, Ltd. .................................      2,662,000           871,411
     Gold Peak Industries Holding, Ltd. .............................      3,118,642           317,473
     Golden Resources Development International, Ltd. ...............      3,330,500           170,145
     Goldin Financial Holdings, Ltd. ................................        480,000            49,268
    *Goldin Properties Holdings, Ltd. ...............................      2,040,000           700,772
     Golik Holdings, Ltd. ...........................................        250,500            17,395
    *Good Fellow Resources Holdings, Ltd. ...........................      1,670,000            64,001
    *Grande Holdings, Ltd. ..........................................        882,000            46,548
     Great Eagle Holdings, Ltd. .....................................        355,499           784,126
    *Greenheart Group, Ltd. .........................................      1,626,000           124,788
    *G-Resources Group, Ltd. ........................................     52,053,000         3,139,591
    *Group Sense International, Ltd. ................................      2,448,000            51,150
    *Guangnan Holdings, Ltd. ........................................      2,249,600           299,724
    *Guojin Resources Holdings, Ltd. ................................        594,295             2,892
     Haitong International Securities Group, Ltd. ...................      1,203,586           469,270
    *Hang Fung Gold Technology, Ltd. ................................      1,972,482                --
    #Hang Ten Group Holdings, Ltd. ..................................      2,254,000           490,401

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Hannstar Board International Holdings, Ltd. ....................      1,446,000   $       227,542
     Hanny Holdings, Ltd. ...........................................        747,979            20,856
    *Hans Energy Co., Ltd. ..........................................      7,556,000           116,166
     Harbour Centre Development, Ltd. ...............................        957,500         1,064,500
    *Hengli Commercial Properties Group, Ltd. .......................        336,000            20,233
     High Fashion International, Ltd. ...............................        268,000            98,882
     HKR International, Ltd. ........................................      5,895,136         2,437,443
     Hon Kwok Land Investment Co., Ltd. .............................        314,800           102,989
    *Hong Fok Land, Ltd. ............................................      1,210,000             1,558
     Hong Kong Ferry Holdings, Ltd. .................................        809,300           632,312
     Hong Kong Food Investment Holdings, Ltd. .......................        202,184            22,187
     Hongkong Chinese, Ltd. .........................................      4,774,000           757,355
     Hop Fung Group Holdings, Ltd. ..................................        888,000            62,256
    #Hsin Chong Construction Group, Ltd. ............................      1,569,658           267,097
    *Huafeng Group Holdings, Ltd. ...................................      6,713,325           153,347
     Hung Hing Printing Group, Ltd. .................................      1,188,000           281,437
     Hutchison Harbour Ring, Ltd. ...................................      9,432,000           804,893
     Hutchison Telecommunications Hong Kong Holdings, Ltd. ..........      1,218,000           433,039
    *Hybrid Kinetic Group, Ltd. .....................................     14,884,000           140,586
    *HyComm Wireless, Ltd. ..........................................         89,090            20,463
    *I-Cable Communications, Ltd. ...................................        531,000            32,147
    *IDT International, Ltd. ........................................      6,240,183            87,568
    *Imagi International Holdings, Ltd. .............................     17,320,000           450,204
     iOne Holdings, Ltd. ............................................      3,140,000            24,868
     IPE Group, Ltd. ................................................      2,060,000           164,345
    #IT, Ltd. .......................................................      2,802,532         1,745,406
     ITC Corp., Ltd. ................................................        893,645            30,420
    *ITC Properties Group, Ltd. .....................................      3,645,747           821,611
   #*Jinchuan Group International Resources Co., Ltd. ...............      1,104,000           254,715
    *Jinhui Holdings, Ltd. ..........................................        384,000            65,441
    *Jiuzhou Development Co., Ltd. ..................................      2,558,000           160,199
     JLF Investment Co., Ltd. .......................................      3,293,500           204,931
     Joyce Boutique Holdings, Ltd. ..................................      1,530,000           140,857
     Junefield Department Store Group, Ltd. .........................        306,000            21,798
    #K Wah International Holdings, Ltd. .............................      5,583,405         1,508,992
     Kam Hing International Holdings, Ltd. ..........................      1,974,000           196,332
     Kantone Holdings, Ltd. .........................................     14,737,990           169,978
    *Karl Thomson Holdings, Ltd. ....................................      1,188,000            53,049
     Karrie International Holdings, Ltd. ............................      1,383,600            66,092
     Keck Seng Investments (Hong Kong), Ltd. ........................        904,600           374,820
     Kin Yat Holdings, Ltd. .........................................        586,000           116,068
    *King Pacific International Holdings, Ltd. ......................      1,404,200            22,051
    *King Stone Energy Group, Ltd. ..................................      2,822,000           296,700
     Kingmaker Footwear Holdings, Ltd. ..............................      1,476,955           237,387
    #Kingston Financial Group, Ltd. .................................     11,717,000         1,244,024
     Kith Holdings, Ltd. ............................................        204,000            29,994
    *Kiu Hung Energy Holdings, Ltd. .................................     10,810,000           115,879
    *Ko Yo Chemical Group, Ltd. .....................................     16,260,000           288,280
    *Kowloon Development Co., Ltd. ..................................      1,588,000         1,528,034
    *KTP Holdings, Ltd. .............................................        560,400            54,447
     Kwoon Chung Bus Holdings, Ltd. .................................        556,000           123,470
    *Lai Sun Development Co., Ltd. ..................................     44,552,800           931,040
    *Lai Sun Garment International, Ltd. ............................      2,770,000           254,737
     Lam Soon Hong Kong, Ltd. .......................................        302,310           194,860
    *Leading Spirit High-Tech Holdings Co., Ltd. ....................      2,310,000             2,973
    #Lee & Man Handbags, Ltd. .......................................      1,420,000           102,358
    #Lee & Man Holdings, Ltd. .......................................      1,420,000           959,599
     Lee's Pharmaceutical Holdings, Ltd. ............................          5,000             1,894
     Lerado Group Holdings Co., Ltd. ................................      1,900,000           178,324
     Li Heng Chemical Fibre Technologies, Ltd. ......................      2,023,000           197,607
     Lippo China Resources, Ltd. ....................................      8,092,000           185,270

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Lippo, Ltd. ....................................................      1,195,700   $       386,791
    *Lisi Group Holdings, Ltd. ......................................      4,262,000           198,010
     Liu Chong Hing Investment, Ltd. ................................        775,200           737,180
    *Longrun Tea Group Co., Ltd. ....................................      1,900,000            88,927
     Luen Thai Holdings, Ltd. .......................................      1,345,000           110,164
     Luk Fook Holdings International, Ltd. ..........................         94,000           403,608
    #Luks Industrial Group, Ltd. ....................................        428,913            91,953
    *Lung Cheong International Holdings, Ltd. .......................      6,790,000           244,369
     Lung Kee (Bermuda) Holdings, Ltd. ..............................      1,597,875           844,700
    *Madex International Holdings, Ltd. .............................      3,182,000            52,108
     Magnificent Estates, Ltd. ......................................     13,184,000           419,189
     Mainland Headwear Holdings, Ltd. ...............................        765,600            66,003
     Man Yue Technology Holdings, Ltd. ..............................      1,064,000           202,204
   #*Mascotte Holdings, Ltd. ........................................      7,688,000           364,416
     Matrix Holdings, Ltd. ..........................................      1,067,414           241,801
    *Mei Ah Entertainment Group, Ltd. ...............................     11,040,000           190,731
     Melbourne Enterprises, Ltd. ....................................         40,500           590,839
    #Melco International Development, Ltd. ..........................      3,309,000         2,644,969
    #Midland Holdings, Ltd. .........................................      2,934,000         1,435,058
     Ming Fai International Holdings, Ltd. ..........................      1,680,000           244,533
    *Ming Fung Jewellery Group, Ltd. ................................      9,050,000           651,929
     Miramar Hotel & Investment Co., Ltd. ...........................        772,000           814,549
     Modern Beauty Salon Holdings, Ltd. .............................        160,000            16,558
    *Mongolia Energy Corp., Ltd. ....................................     10,603,000         1,031,156
    *Nan Nan Resources Enterprise, Ltd. .............................        330,000            34,180
     Nanyang Holdings, Ltd. .........................................        137,500           371,102
     National Electronics Holdings, Ltd. ............................      2,266,000           207,440
     Natural Beauty Bio-Technology, Ltd. ............................      4,470,000           680,125
    #Neo-Neon Holdings, Ltd. ........................................      1,898,000           324,180
     Net2Gather China Holdings, Ltd. ................................      8,139,720           180,246
     New Century Group Hong Kong, Ltd. ..............................     13,351,464           308,898
    *New Focus Auto Tech Holdings, Ltd. .............................        104,000            30,327
    *New Smart Energy Group, Ltd. ...................................     23,975,000           308,606
   #*New Times Energy Corp., Ltd. ...................................     25,952,000           162,072
     Neway Group Holdings, Ltd. .....................................     24,579,087           255,120
     NewOcean Green Energy Holdings, Ltd. ...........................      3,032,000           600,952
    *Next Media, Ltd. ...............................................      3,725,183           323,415
    *Ngai LiK Industrial Holdings, Ltd. .............................        252,200            19,478
    *Norstar Founders Group, Ltd. ...................................      3,256,000                --
   #*North Asia Resources Holdings, Ltd. ............................      2,108,600           118,222
   #*Orange Sky Golden Harvest Entertainment Holdings, Ltd. .........      6,229,706           300,800
    *Orient Power Holdings, Ltd. ....................................        804,000            19,456
    #Oriental Watch Holdings, Ltd. ..................................      1,604,800           925,908
     Pacific Andes International Holdings, Ltd. .....................      5,262,919           509,184
     Pacific Basin Shipping, Ltd. ...................................      7,551,000         3,443,034
    *Pacific Century Premium Developments, Ltd. .....................      4,403,000           666,786
     Pacific Textile Holdings, Ltd. .................................      1,750,000           984,777
     Paliburg Holdings, Ltd. ........................................      3,152,830           992,121
    *Pan Asia Environmental Protection Group, Ltd. ..................      1,258,432           124,128
     Paul Y Engineering Group, Ltd. .................................         77,759             8,399
   #*Peace Mark Holdings, Ltd. ......................................      2,738,022                --
     Pearl Oriental Innovation, Ltd. ................................      5,886,800           599,538
     Pegasus International Holdings, Ltd. ...........................        226,000            35,650
     Pico Far East Holdings, Ltd. ...................................      3,910,000           696,139
    *PME Group, Ltd. ................................................      6,410,000           173,260
    *PNG Resources Holdings, Ltd. ...................................     16,626,362           221,551
     Pokfulam Development Co., Ltd. .................................        234,000           233,657
     Polytec Asset Holdings, Ltd. ...................................     10,763,526           942,232
     Public Financial Holdings, Ltd. ................................      3,194,000         1,351,210
     PYI Corp., Ltd. ................................................     12,919,134           396,819
    *Pyxis Group, Ltd. ..............................................      1,936,000            42,364

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
    *QPL International Holdings, Ltd. ...............................        603,000   $        16,940
     Raymond Industrial, Ltd. .......................................      1,383,400           136,351
     Regal Hotels International Holdings, Ltd. ......................      2,415,800           804,992
    *Richfield Group Holdings, Ltd. .................................      2,624,000           154,366
    *Rising Development Holdings, Ltd. ..............................      2,278,000           302,667
     Rivera Holdings, Ltd. ..........................................      5,710,000           150,673
     Roadshow Holdings, Ltd. ........................................      1,456,000           113,571
     Royale Furniture Holdings, Ltd. ................................      1,480,387           448,025
     S.A.S. Dragon Holdings, Ltd. ...................................      1,212,000           269,022
    #Sa Sa International Holdings, Ltd. .............................      1,168,000           694,370
     Safety Godown Co., Ltd. ........................................        398,000           254,510
     Samling Global, Ltd. ...........................................      6,160,000           354,096
     Samson Paper Holdings, Ltd. ....................................      1,800,000            80,748
    *San Miguel Brewery Hong Kong, Ltd. .............................        612,800            93,197
    *Sanyuan Group, Ltd. ............................................        415,000             8,013
     SEA Holdings, Ltd. .............................................      1,140,000           503,127
    *SEEC Media Group, Ltd. .........................................        136,000             4,664
    *Sheng Yuan Holdings, Ltd. ......................................        210,000            12,530
    #Shenyin Wanguo, Ltd. ...........................................      1,297,500           386,282
     Shenzhen High-Tech Holdings, Ltd. ..............................        812,000            46,196
    *Shougang Concord Grand Group, Ltd. .............................      2,451,000            86,267
    *Shougang Concord Technology Holdings, Ltd. .....................      4,201,809           195,624
    *Shun Ho Resources Holdings, Ltd. ...............................        483,000            63,036
    *Shun Ho Technology Holdings, Ltd. ..............................      1,037,452           131,650
     Shun Tak Holdings, Ltd. ........................................      4,333,941         2,029,820
     Sing Tao News Corp., Ltd. ......................................      1,974,000           310,544
     Singamas Container Holdings, Ltd. ..............................      5,922,000         1,329,703
    *Sino Dragon New Energy Holdings, Ltd. ..........................      5,816,000           334,178
    *Sino Gas Group, Ltd. ...........................................      4,980,000           149,199
    *Sinocan Holdings, Ltd. .........................................        350,000             1,757
    *Sinocop Resources Holdings, Ltd. ...............................      3,980,000           401,328
    *Sino-Tech International Holdings, Ltd. .........................     27,990,000           323,435
   #*Sinotel Technologies, Ltd. .....................................        763,000            80,093
     SIS International Holdings, Ltd. ...............................         34,000            11,922
    *Skyfame Realty Holdings, Ltd. ..................................      2,737,750           304,440
     SmarTone Telecommunications Holdings, Ltd. .....................      2,051,500         3,794,252
    *SMI Publishing Group, Ltd. .....................................        250,511               484
     SOCAM Development, Ltd. ........................................        938,771           895,959
    *Solomon Systech International, Ltd. ............................      6,312,000           165,885
    *Soundwill Holdings, Ltd. .......................................         12,000            12,953
     South China (China), Ltd. ......................................      6,744,000           419,928
     South China Financial Holdings, Ltd. ...........................      4,872,000            37,715
    *South China Land, Ltd. .........................................     20,847,170           308,451
     Southeast Asia Properties & Finance, Ltd. ......................        289,891            60,134
    *Starlight International Holdings, Ltd. .........................      3,125,325            41,970
     Stella International Holdings, Ltd. ............................        442,074           997,820
     Styland Holdings, Ltd. .........................................        129,347               291
    *Success Universe Group, Ltd. ...................................      5,552,000           153,980
     Sun Hing Vision Group Holdings, Ltd. ...........................        358,000           131,146
     Sun Hung Kai & Co., Ltd. .......................................      1,422,621           830,136
   #*Sun Innovation Holdings, Ltd. ..................................     10,735,655           187,623
     Sunwah Kingsway Capital Holdings, Ltd. .........................      5,750,000           106,464
    *Sunway International Holdings, Ltd. ............................        866,000            28,278
    *Superb Summit International Timber Co., Ltd. ...................     12,186,600           338,700
    #Sustainable Forest Holdings, Ltd. ..............................     10,775,250           271,679
     Synergis Holdings, Ltd. ........................................        322,033            28,891
    *Tack Fat Group International, Ltd. .............................         44,480               830
    *Tack Hsin Holdings, Ltd. .......................................      1,024,000           306,408
     Tai Cheung Holdings, Ltd. ......................................      1,919,000         1,326,205
     Tai Sang Land Development, Ltd. ................................        576,984           213,551
    *Talent Property Group, Ltd. ....................................      5,106,420           143,299

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Tan Chong International, Ltd. ..................................      1,212,000   $       280,493
    #Techtronic Industries Co., Ltd. ................................      4,086,000         3,535,343
    *Termbray Industries International (Holdings), Ltd. .............      2,304,900           183,544
     Tern Properties Co., Ltd. ......................................         51,200            22,068
     Texhong Textile Group, Ltd. ....................................        212,000            61,595
     Texwinca Holdings, Ltd. ........................................      2,136,000         2,706,129
    *Theme International Holdings, Ltd. .............................      4,130,000           150,600
     Tian Teck Land, Ltd. ...........................................      1,054,000           911,235
     Tianda Holdings, Ltd. ..........................................        306,000            17,332
   #*Titan Petrochemicals Group, Ltd. ...............................     11,860,000           467,401
    *Tom Group, Ltd. ................................................      3,612,000           302,858
     Tongda Group Holdings, Ltd. ....................................     10,120,000           315,282
    #Top Form International, Ltd. ...................................      2,760,000           147,532
    *Topsearch International Holdings, Ltd. .........................      3,850,000           141,935
     Town Health International Investments, Ltd. ....................      1,175,165           120,885
     Tradelink Electronic Commerce, Ltd. ............................        804,000           101,947
     Transport International Holdings, Ltd. .........................        870,541         1,777,940
     Trinity, Ltd. ..................................................      1,788,000         1,616,026
     Tristate Holdings, Ltd. ........................................        188,000            97,054
    *TSC Group Holdings, Ltd. .......................................      1,928,000           258,880
    #Tse Sui Luen Jewellery International, Ltd. .....................        300,000           249,031
     Tungtex Holdings Co., Ltd. .....................................        910,000           117,100
     Tysan Holdings, Ltd. ...........................................      1,040,773           198,922
    #United Laboratories International Holdings, Ltd. (The) .........      1,948,000         1,503,467
     Universal Technologies Holdings, Ltd. ..........................      6,000,000           397,355
    *U-Right International Holdings, Ltd. ...........................      4,746,000             8,553
    *Value Convergence Holdings, Ltd. ...............................      1,216,000           128,545
    #Value Partners Group, Ltd. .....................................      2,678,000         1,540,991
     Van Shung Chong Holdings, Ltd. .................................      2,171,335           119,988
    *Vantage International Holdings, Ltd. ...........................      2,778,000           175,495
     Varitronix International, Ltd. .................................      1,072,293           488,221
     Vedan International Holdings, Ltd. .............................      3,272,000           195,975
     Veeko International Holdings, Ltd. .............................      4,423,751           137,936
     Victory City International Holdings, Ltd. ......................      3,225,076           347,435
    *Vision Values Holdings, Ltd. ...................................        281,400             6,834
    *Vital Group Holdings, Ltd. .....................................        470,000            61,919
     Vitasoy International Holdings, Ltd. ...........................      3,623,000         2,557,528
    *Vongroup, Ltd. .................................................     10,865,000            52,152
    *VST Holdings, Ltd. .............................................      2,312,000           367,850
     Wah Ha Realty Co., Ltd. ........................................        278,600           101,462
   #*Wah Nam International Holdings, Ltd. ...........................     22,765,720         1,929,225
     Wai Kee Holdings, Ltd. .........................................      7,960,738         1,336,802
     Wai Yuen Tong Medicine Holdings, Ltd. ..........................      1,664,341            16,492
     Wang On Group, Ltd. ............................................      8,391,286            77,639
    *Warderly International Holdings, Ltd. ..........................        520,000            32,129
     Water Oasis Group, Ltd. ........................................      1,632,000           146,555
     Win Hanverky Holdings, Ltd. ....................................      1,712,000           145,799
    *Winfoong International, Ltd. ...................................      1,331,000            11,810
   #*Wing Hing International Holdings, Ltd. .........................      7,970,000           303,592
     Wing On Co. International, Ltd. ................................        781,000         1,552,912
     Wing Tai Properties, Ltd. ......................................      1,957,331           678,495
    *Winteam Pharmaceutical Group, Ltd. .............................      4,264,000           605,673
    *Wo Kee Hong Holdings, Ltd. .....................................        725,000            43,091
     Wong's International (Holdings), Ltd. ..........................        737,641           135,515
     Wong's Kong King International Holdings, Ltd. ..................        120,000            12,015
     Xingye Copper International Group, Ltd. ........................      1,615,000           228,189
     Y. T. Realty Group, Ltd. .......................................        865,000           214,931
     Yangtzekiang Garment, Ltd. .....................................        606,500           159,459
     Yau Lee Holdings, Ltd. .........................................        534,000            67,909
     Yeebo (International Holdings), Ltd. ...........................        572,000           106,136
    #YGM Trading, Ltd. ..............................................        362,000           845,982

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
HONG KONG -- (Continued)
     Yugang International, Ltd. .....................................     93,492,000   $       618,808
                                                                                       ---------------
TOTAL HONG KONG .....................................................                      168,120,916
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Autoways Holdings Berhad .......................................         10,000             4,205
    *Rekapacific Berhad .............................................        473,000                --
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                            4,205
                                                                                       ---------------
NEW ZEALAND -- (5.5%)
     Abano Healthcare Group, Ltd. ...................................         26,266            94,479
    #Air New Zealand, Ltd. ..........................................      2,209,230         1,867,093
     Auckland International Airport, Ltd. ...........................      1,384,681         2,614,436
     Cavalier Corp., Ltd. ...........................................        283,674           662,832
     CDL Investments (New Zealand), Ltd. ............................        395,965            98,518
     Colonial Motor Co., Ltd. .......................................        148,846           318,601
     Ebos Group, Ltd. ...............................................        175,110           976,174
    *Fisher & Paykel Appliances Holdings, Ltd. ......................      3,072,837         1,121,184
     Fisher & Paykel Healthcare Corp., Ltd. .........................      2,659,497         4,946,589
     Freightways, Ltd. ..............................................        747,545         2,043,139
     Hallenstein Glasson Holdings, Ltd. .............................        242,461           731,171
    *Heartland New Zealand, Ltd. ....................................        173,369            72,551
     Hellaby Holdings, Ltd. .........................................        344,804           774,852
     Infratil, Ltd. .................................................      2,240,331         3,335,483
     Mainfreight, Ltd. ..............................................        410,596         3,216,458
     Methven, Ltd. ..................................................         70,490            67,493
     Michael Hill International, Ltd. ...............................      1,534,152         1,073,236
     Millennium & Copthorne Hotels (New Zealand), Ltd. ..............      1,387,344           430,391
     New Zealand Exchange, Ltd. .....................................        358,081           673,519
     New Zealand Oil & Gas, Ltd. ....................................      1,873,428         1,051,685
     New Zealand Refining Co., Ltd. .................................        614,710         1,574,896
     Northland Port Corp. (New Zealand), Ltd. .......................        217,513           243,451
    #Nuplex Industries, Ltd. ........................................      1,009,646         2,118,717
    *Pike River Coal, Ltd. ..........................................        490,805                --
     Port of Tauranga, Ltd. .........................................        528,322         4,135,066
     Pumpkin Patch, Ltd. ............................................        606,913           340,991
     Pyne Gould Corp., Ltd. .........................................        173,369            44,733
    *Pyne Gould Guinness, Ltd. ......................................        336,600           111,074
    *Rakon, Ltd. ....................................................        346,364           192,272
     Restaurant Brands New Zealand, Ltd. ............................        395,866           687,827
    *Richina Pacific, Ltd. ..........................................        274,180            79,827
    *Rubicon, Ltd. ..................................................      1,113,829           353,766
     Ryman Healthcare, Ltd. .........................................      1,665,657         3,629,957
     Sanford, Ltd. ..................................................        393,618         1,512,302
     Scott Technology, Ltd. .........................................         34,446            43,607
    *Seafresh Fisheries, Ltd. .......................................         80,520             1,823
     Skellerup Holdings, Ltd. .......................................        274,790           289,834
     Sky City Entertainment Group, Ltd. .............................      2,938,887         8,361,441
     Sky Network Television, Ltd. ...................................        940,466         4,163,442
     South Port (New Zealand), Ltd. .................................         30,744            84,538
     Steel & Tube Holdings, Ltd. ....................................        389,046           735,053
    *Tenon, Ltd. ....................................................         19,132             9,764
     Tourism Holdings, Ltd. .........................................        274,867           135,085
     Tower, Ltd. ....................................................        889,946           978,723
    *TrustPower, Ltd. ...............................................         29,925           175,153
     Vector, Ltd. ...................................................        968,771         2,020,989
     Warehouse Group, Ltd. ..........................................        524,171         1,425,476
                                                                                       ---------------
TOTAL NEW ZEALAND ...................................................                       59,619,691
                                                                                       ---------------
SINGAPORE -- (9.4%)
   #*Abterra, Ltd. ..................................................        528,800           347,031

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Advanced Holdings, Ltd. ........................................        691,000   $        75,532
     Armstrong Industrial Corp., Ltd. ...............................      1,236,000           238,628
    *Asiasons Capital, Ltd. .........................................      1,023,000           151,277
    *Asiatravel.com Holdings, Ltd. ..................................         17,879             4,985
     ASL Marine Holdings, Ltd. ......................................        719,600           305,030
     A-Sonic Aerospace, Ltd. ........................................        408,996            17,202
     AusGroup, Ltd. .................................................      1,915,000           561,265
     Baker Technology, Ltd. .........................................      1,272,000           274,669
   #*Ban Joo & Co., Ltd. ............................................      2,179,000            12,021
     Banyan Tree Holdings, Ltd. .....................................        955,000           596,489
     Beng Kuang Marine, Ltd. ........................................        922,000           112,654
     Best World International, Ltd. .................................        221,500            27,989
     Beyonics Technology, Ltd. ......................................      6,510,300         1,288,007
    #BH Global Marine, Ltd. .........................................        621,000            96,166
    *Biosensors International Group, Ltd. ...........................      3,419,237         3,811,638
     Bonvests Holdings, Ltd. ........................................        978,000           734,570
     Boustead Singapore, Ltd. .......................................        887,000           579,335
    #Breadtalk Group, Ltd. ..........................................        385,800           157,376
    #Broadway Industrial Group, Ltd. ................................        922,000           247,924
     Brothers Holdings, Ltd. ........................................        454,628            65,216
     Bukit Sembawang Estates, Ltd. ..................................        409,003         1,266,478
    *Bund Center Investment, Ltd. ...................................      1,014,000           131,975
     CEI Contract Manufacturing, Ltd. ...............................        432,000            34,405
     Cerebos Pacific, Ltd. ..........................................        545,000         2,076,105
     CH Offshore, Ltd. ..............................................      1,539,400           497,971
    *Changjiang Fertilizer Holdings, Ltd. ...........................            515                78
     China Aviation Oil Singapore Corp., Ltd. .......................        936,000           708,691
    *China Dairy Group, Ltd. ........................................      1,502,000           157,617
    *China Energy, Ltd. .............................................      3,110,000           134,129
     China Merchants Holdings Pacific, Ltd. .........................        809,000           371,823
     China Sunsine Chemical Holdings, Ltd. ..........................         28,000             5,330
     China XLX Fertiliser, Ltd. .....................................        618,000           152,285
     Chip Eng Seng Corp., Ltd. ......................................      1,972,800           583,874
     Chosen Holdings, Ltd. ..........................................      1,202,000           115,535
     Chuan Hup Holdings, Ltd. .......................................      3,967,000           689,673
    *Compact Metal Industries, Ltd. .................................        643,000             2,050
    #Creative Technology, Ltd. ......................................        272,200           592,314
     CSC Holdings, Ltd. .............................................      1,829,000           145,682
     CSE Global, Ltd. ...............................................      2,046,000         1,362,271
     CWT, Ltd. ......................................................      1,046,700           867,024
     Datapulse Technology, Ltd. .....................................         27,000             4,716
    *Delong Holdings, Ltd. ..........................................      1,361,000           354,551
    *Digiland International, Ltd. ...................................     11,763,000             9,374
     Ellipsiz, Ltd. .................................................        123,000             9,027
     EnGro Corp, Ltd. ...............................................        354,000           227,251
    *Enviro-Hub Holdings, Ltd. ......................................      1,445,666           112,445
     Etika International Holdings, Ltd. .............................        179,000            37,962
     Eu Yan Sang International, Ltd. ................................        562,800           336,082
    *Eucon Holdings, Ltd. ...........................................      1,274,000            19,890
    *euNetworks Group, Ltd. .........................................        411,000             4,850
     Ezion Holdings, Ltd. ...........................................      1,968,000           903,026
    #Ezra Holdings, Ltd. ............................................      2,321,000         1,784,785
     F.J. Benjamin Holdings, Ltd. ...................................      1,210,000           334,611
     Falcon Energy Group, Ltd. ......................................      1,007,000           206,329
    *Federal International 2000, Ltd. ...............................      1,675,350            50,047
    #First Resources, Ltd. ..........................................      2,043,000         2,287,368
     Food Empire Holdings, Ltd. .....................................      1,094,400           288,559
    *Fragrance Group, Ltd. ..........................................      2,749,000           703,431
     Freight Links Express Holdings, Ltd. ...........................      4,140,737           195,163
    *Fu Yu Corp., Ltd. ..............................................      3,544,750           182,422
   #*Gallant Venture, Ltd. ..........................................      2,386,000           553,124

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     GK Goh Holdings, Ltd. ..........................................      1,458,000   $       843,242
     Global Yellow Pages, Ltd. ......................................        299,000            24,335
   #*GMG Global, Ltd. ...............................................      4,489,000           831,899
     Goodpack, Ltd. .................................................      1,160,000         1,546,016
     GP Batteries International, Ltd. ...............................        343,000           277,280
     GP Industries, Ltd. ............................................      2,872,209           983,127
    *Grand Banks Yachts, Ltd. .......................................        250,000            57,778
    *GuocoLand, Ltd. ................................................        463,564           697,302
    *GuocoLeisure, Ltd. .............................................      1,161,000           558,206
     Guthrie GTS, Ltd. ..............................................        234,000            88,669
    *Healthway Medical Corp., Ltd. ..................................      4,193,776           289,174
     Hersing Corp., Ltd. ............................................      1,285,000           245,137
    *HG Metal Manufacturing, Ltd. ...................................        426,000            27,720
     Hiap Seng Engineering, Ltd. ....................................        612,000           133,203
     Hi-P International, Ltd. .......................................      1,203,000           546,815
     Ho Bee Investment, Ltd. ........................................      1,063,000         1,078,936
    *Hong Fok Corp., Ltd. ...........................................      2,769,700           939,296
     Hong Leong Asia, Ltd. ..........................................        522,000           810,445
     Hotel Grand Central, Ltd. ......................................      1,182,535           672,972
     Hotel Properties, Ltd. .........................................      1,346,400         2,151,806
     Hour Glass, Ltd. ...............................................        622,744           552,206
     HTL International Holdings, Ltd. ...............................      1,063,843           280,639
   #*Huan Hsin Holdings, Ltd. .......................................      1,106,400           272,250
     HupSteel, Ltd. .................................................      1,572,875           247,061
     Hwa Hong Corp., Ltd. ...........................................      2,186,000           778,159
    #Hyflux, Ltd. ...................................................      2,347,500         2,665,905
     IFS Capital, Ltd. ..............................................        421,080           127,752
    *Informatics Education, Ltd. ....................................      2,722,000           126,384
     InnoTek, Ltd. ..................................................        846,000           250,019
     Intraco, Ltd. ..................................................        390,500            61,219
     IPC Corp., Ltd. ................................................        724,000            62,105
     Isetan (Singapore), Ltd. .......................................        122,500           317,792
     Jadason Enterprises, Ltd. ......................................        728,000            33,936
    *Jasper Investments, Ltd. .......................................         90,680             4,949
    *Jaya Holdings, Ltd. ............................................      1,468,000           557,274
    *JES International Holdings, Ltd. ...............................      2,096,000           296,608
    *Jiutian Chemical Group, Ltd. ...................................      2,337,000            99,635
   #*Jurong Technologies Industrial Corp., Ltd. .....................      2,227,680                --
     K1 Ventures, Ltd. ..............................................      3,349,500           275,134
    #Keppel Telecommunications & Transportation, Ltd. ...............      1,409,600         1,343,207
     Khong Guan Flour Milling, Ltd. .................................         35,000            40,724
     Kian Ann Engineering, Ltd. .....................................      1,276,000           221,172
     Kian Ho Bearings, Ltd. .........................................        664,500           127,488
     Koh Brothers Group, Ltd. .......................................      1,312,000           190,796
    *Lafe Corp., Ltd. ...............................................      1,234,800            56,853
     LC Development, Ltd. ...........................................      2,631,504           312,182
     Lee Kim Tah Holdings, Ltd. .....................................      1,600,000           725,444
    *Lion Asiapac, Ltd. .............................................        473,000            67,403
     Lum Chang Holdings, Ltd. .......................................      1,042,030           247,473
     M1, Ltd. .......................................................      1,701,000         3,322,079
   #*Manhattan Resources, Ltd. ......................................        960,000           760,219
   #*MarCo. Polo Marine, Ltd. .......................................        608,000           177,936
     Memstar Technology, Ltd. .......................................      1,114,000            41,137
     Memtech International, Ltd. ....................................      1,322,000           104,198
    #Mercator Lines Singapore, Ltd. .................................        555,000            61,380
     Metro Holdings, Ltd. ...........................................      2,085,792         1,092,788
    #Midas Holdings, Ltd. ...........................................      4,612,000         1,496,064
    *Mirach Energy, Ltd. ............................................        460,000            41,419
     Miyoshi Precision, Ltd. ........................................        353,500            19,202
     Multi-Chem, Ltd. ...............................................      1,263,000           128,493
     Nam Cheong, Ltd. ...............................................        871,740            84,452

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     Nera Telecommunications, Ltd. ..................................      1,079,000   $       308,405
     New Toyo International Holdings, Ltd. ..........................      1,624,000           289,332
     Novo Group, Ltd. ...............................................         55,500             9,288
     NSL, Ltd. ......................................................        417,000           417,089
   #*Oceanus Group, Ltd. ............................................      5,528,000           483,054
    #OKP Holdings, Ltd. .............................................        207,000            91,738
     Orchard Parade Holdings, Ltd. ..................................        990,359         1,124,995
    #OSIM International, Ltd. .......................................      1,356,000         1,333,086
     Ossia International, Ltd. ......................................        522,554            55,223
    #Otto Marine, Ltd. ..............................................      2,451,000           258,888
     Pan Pacific Hotels Group, Ltd. .................................      1,669,500         2,486,716
     Pan-United Corp., Ltd. .........................................      2,006,000           696,524
    *Penguin International, Ltd. ....................................        400,000            24,868
     Petra Foods, Ltd. ..............................................        871,000         1,177,343
     Popular Holdings, Ltd. .........................................      2,763,650           348,972
     PSC Corp., Ltd. ................................................      1,823,419           273,576
     QAF, Ltd. ......................................................        907,561           431,196
     Qian Hu Corp., Ltd. ............................................        674,600            45,374
    #Raffles Education Corp., Ltd. ..................................      2,355,593           824,494
    #Raffles Medical Group, Ltd. ....................................        773,067         1,374,977
     Rotary Engineering, Ltd. .......................................      1,143,600           579,050
     Roxy-Pacific Holdings, Ltd. ....................................        214,000            67,738
    *S i2i, Ltd. ....................................................     13,387,000           616,320
     San Teh, Ltd. ..................................................        999,087           465,959
    *Sapphire Corp., Ltd. ...........................................        704,000            89,755
     SBS Transit, Ltd. ..............................................        953,500         1,333,875
     SC Global Developments, Ltd. ...................................        416,000           375,874
    *Seroja Investments, Ltd. .......................................         17,767             2,807
     Sim Lian Group, Ltd. ...........................................      2,070,000           853,522
    *Sinarmas Land, Ltd. ............................................      4,095,000           670,881
     Sing Investments & Finance, Ltd. ...............................        198,450           228,686
     Singapore Land, Ltd. ...........................................         60,000           279,584
     Singapore Post, Ltd. ...........................................      3,458,120         2,815,957
     Singapore Reinsurance Corp., Ltd. ..............................      1,514,530           317,185
     Singapore Shipping Corp., Ltd. .................................      1,689,000           247,780
     Singapura Finance, Ltd. ........................................        174,062           212,241
     Sinostar PEC Holdings, Ltd. ....................................        160,000            15,104
    *Sinwa, Ltd. ....................................................        388,500            33,839
     SMB United, Ltd. ...............................................      1,253,000           296,867
    #Sound Global, Ltd. .............................................      1,432,000           629,770
     Stamford Land Corp., Ltd. ......................................      2,927,000         1,341,727
     Straco Corp., Ltd. .............................................        130,000            17,499
     Sunningdale Tech, Ltd. .........................................      2,086,000           161,173
    #Sunvic Chemical Holdings, Ltd. .................................      1,056,000           468,167
    #Super Group, Ltd. ..............................................      1,022,000         1,215,833
     Superbowl Holdings, Ltd. .......................................        522,000           111,294
   #*Swiber Holdings, Ltd. ..........................................      1,697,000           800,557
   #*Swissco Holdings, Ltd. .........................................        579,000            93,712
     Tat Hong Holdings, Ltd. ........................................      1,116,800           592,401
    #Technics Oil & Gas, Ltd. .......................................        583,000           408,744
     Thakral Corp., Ltd. ............................................      6,028,000           122,939
   #*Tiger Airways Holdings, Ltd. ...................................      1,798,500         1,093,290
     Tiong Woon Corp. Holding, Ltd. .................................        901,000           162,853
    *Transcu Group, Ltd. ............................................      4,936,000           196,685
     Trek 2000 International, Ltd. ..................................        973,000           236,507
    #Tuan Sing Holdings, Ltd. .......................................      3,613,475           838,754
    #UMS Holdings, Ltd. .............................................      1,082,000           289,371
    #United Engineers, Ltd. .........................................        730,014         1,086,442
    #United Envirotech, Ltd. ........................................      1,098,000           303,145
     United Industrial Corp., Ltd. ..................................        230,000           493,090
     United Overseas Insurance, Ltd. ................................        187,250           477,720

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SINGAPORE -- (Continued)
     UOB-Kay Hian Holdings, Ltd. ....................................      1,475,400   $     1,802,916
     Venture Corp., Ltd. ............................................        431,000         2,298,702
     Vicom, Ltd. ....................................................        120,000           327,593
    #WBL Corp., Ltd. ................................................        597,000         1,490,487
    #Wee Hur Holdings, Ltd. .........................................        979,000           216,528
     Wheelock Properties, Ltd. ......................................      1,210,000         1,540,296
     Wing Tai Holdings, Ltd. ........................................      1,974,000         2,002,434
     Xpress Holdings, Ltd. ..........................................      3,079,000            80,902
     YHI International, Ltd. ........................................      1,174,000           284,908
    *Yoma Strategic Holdings, Ltd. ..................................        132,000             8,489
     Yongnam Holdings, Ltd. .........................................      3,921,000           727,790
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                      102,160,701
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      891,942,006
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    *Arafura Resources, Ltd. Rights 11/22/11 ........................        364,583             3,842
    *Centrebet International, Ltd. Litigation Rights ................         81,336                --
    *Industrial Minerals Corp., Ltd. Warrants 06/08/13 ..............            545                22
                                                                                       ---------------
TOTAL AUSTRALIA .....................................................                            3,864
                                                                                       ---------------
HONG KONG -- (0.0%)
    *Allied Properties, Ltd. Warrants 06/13/16 ......................      2,449,571            40,990
                                                                                       ---------------
SINGAPORE -- (0.0%)
    *Sinarmas Land, Ltd. Warrants 11/18/15 ..........................        877,451            62,935
    *Transcu Group, Ltd. Warrants 09/01/13 ..........................      1,018,000            16,226
                                                                                       ---------------
TOTAL SINGAPORE .....................................................                           79,161
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                          124,015
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
 (S)@DFA Short Term Investment Fund .................................    194,946,384       194,946,384
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
       $507,060) to be repurchased at $497,120 ......................   $        497           497,118
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      195,443,502
                                                                                       ---------------
TOTAL INVESTMENTS  --  (100.0%)
   (Cost $1,048,582,657) ............................................                  $ 1,087,509,523
                                                                                       ===============

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (99.5%)
Consumer Discretionary -- (22.6%)
     4imprint Group P.L.C. ..........................................         96,735   $       396,550
    *888 Holdings P.L.C. ............................................         87,404            46,174
     Aegis Group P.L.C. .............................................      3,302,990         7,250,104
     Aga Rangemaster Group P.L.C. ...................................        453,866           555,794
     Arena Leisure P.L.C. ...........................................      1,368,472           835,738
     Avon Rubber P.L.C. .............................................         21,719           106,210
    *Barratt Developments P.L.C. ....................................      3,809,758         5,428,184
     Bellway P.L.C. .................................................        481,114         5,474,561
    *Berkeley Group Holdings P.L.C. (The) ...........................        511,780        10,262,607
     Bloomsbury Publishing P.L.C. ...................................        271,841           429,238
     Bovis Homes Group P.L.C. .......................................        873,848         6,594,489
     Bwin.Party Digital Entertainment P.L.C. ........................      1,648,895         2,890,559
    #Carpetright P.L.C. .............................................        176,546         1,305,026
     Carphone Warehouse Group P.L.C. ................................        417,635         2,349,014
     Centaur Media P.L.C. ...........................................        556,967           344,391
     Chime Communications P.L.C. ....................................        222,427           722,511
     Churchill China P.L.C. .........................................         30,000           131,209
     Cineworld Group P.L.C. .........................................         58,664           179,236
    *Clinton Cards P.L.C. ...........................................        740,506           136,923
     Creston P.L.C. .................................................         13,626            19,204
     Daily Mail & General Trust P.L.C. Series A .....................      1,068,559         7,147,691
     Debenhams P.L.C. ...............................................      4,585,455         4,779,639
     Dignity P.L.C. .................................................        214,913         2,816,271
    *Dixons Retail P.L.C. ...........................................     12,217,921         2,319,710
     Domino's Pizza UK & IRL P.L.C. .................................        225,442         1,653,521
     Dunelm Group P.L.C. ............................................        122,119           982,824
    *Enterprise Inns P.L.C. .........................................      1,808,533           804,725
     Euromoney Institutional Investor P.L.C. ........................        292,779         3,183,200
    *Findel P.L.C. ..................................................      4,998,346           307,111
    *Forminster P.L.C. ..............................................         43,333             2,613
     French Connection Group P.L.C. .................................        373,475           470,749
     Fuller Smith & Turner P.L.C. ...................................        129,026         1,446,867
     Future P.L.C. ..................................................      1,324,863           220,400
     Game Group P.L.C. ..............................................      1,527,764           473,763
     Games Workshop Group P.L.C. ....................................        101,889           712,204
     GKN P.L.C. .....................................................      3,414,280        10,379,451
     Greene King P.L.C. .............................................      1,421,372        10,248,985
     Halfords Group P.L.C. ..........................................        752,842         3,947,998
     Haynes Publishing Group P.L.C. .................................         14,703            53,219
     Headlam Group P.L.C. ...........................................        330,383         1,415,107
     Henry Boot P.L.C. ..............................................        426,786           799,475
    #HMV Group P.L.C. ...............................................      1,545,882           112,427
     Home Retail Group P.L.C. .......................................      2,403,649         3,878,574
     Hornby P.L.C. ..................................................        154,220           321,344
    *Howden Joinery Group P.L.C. ....................................      1,985,001         3,748,715
     Huntsworth P.L.C. ..............................................        852,060           854,180
     Inchcape P.L.C. ................................................      1,915,975        10,215,753
     Informa P.L.C. .................................................      2,227,041        12,932,542
    *ITV P.L.C. .....................................................      8,448,636         8,656,619
    *JD Sports Fashion P.L.C. .......................................        120,013         1,608,429
     JD Wetherspoon P.L.C. ..........................................        462,380         3,200,157
    *JJB Sports P.L.C. ..............................................        156,013            28,922
     John Menzies P.L.C. ............................................        244,534         1,927,674
    *Johnston Press P.L.C. ..........................................        507,412            39,951
     Kesa Electricals P.L.C. ........................................      2,105,278         3,480,437
     Ladbrokes P.L.C. ...............................................      3,578,739         7,926,071
     Laura Ashley Holdings P.L.C. ...................................      1,500,394           480,325
     Lookers P.L.C. .................................................      1,097,970           953,238

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Marston's P.L.C. ...............................................      2,175,504   $     3,382,623
     Mecom Group P.L.C. .............................................        200,000           496,967
     Millennium & Copthorne Hotels P.L.C. ...........................      1,048,561         7,496,839
    *Mitchells & Butlers P.L.C. .....................................        987,029         3,801,743
     Mothercare P.L.C. ..............................................        342,220           923,322
     N Brown Group P.L.C. ...........................................        862,304         3,654,064
     Pace P.L.C. ....................................................        834,489         1,059,376
    *Pendragon P.L.C. ...............................................      2,428,575           371,246
     Persimmon P.L.C. ...............................................      1,135,393         9,054,346
     Photo-Me International P.L.C. ..................................          3,631             3,604
    *Punch Taverns P.L.C. ...........................................      2,380,301           401,000
    *Redrow P.L.C. ..................................................      1,485,274         2,777,962
     Restaurant Group P.L.C. ........................................        780,418         3,755,317
     Rightmove P.L.C. ...............................................        378,372         7,916,679
     Smiths News P.L.C. .............................................        705,619         1,085,533
    *Spirit Pub Co. P.L.C. ..........................................      2,380,301         1,827,527
    *Sportech P.L.C. ................................................        329,794           211,801
    *Sports Direct International P.L.C. .............................        670,447         2,469,624
     St. Ives Group P.L.C. ..........................................        665,998           958,395
    *Stylo P.L.C. ...................................................         64,096             4,895
    *SuperGroup P.L.C. ..............................................         29,413           294,381
    *Tandem Group P.L.C. Non-Voting Shares ..........................        327,365                --
    *Taylor Wimpey P.L.C. ...........................................     11,523,893         6,820,670
     Ted Baker P.L.C. ...............................................        149,926         1,797,251
     Thomas Cook Group P.L.C. .......................................      3,076,507         2,552,802
     Topps Tiles P.L.C. .............................................        810,881           409,022
    *Torotrak P.L.C. ................................................         22,750            12,983
    *Trinity Mirror P.L.C. ..........................................      1,688,565         1,314,893
     TUI Travel P.L.C. ..............................................        770,956         2,109,652
     UBM P.L.C. .....................................................        917,439         7,467,863
     UTV Media P.L.C. ...............................................        230,855           443,437
     Vitec Group P.L.C. (The) .......................................        160,303         1,543,814
    *Wagon P.L.C. ...................................................        237,979             4,783
     WH Smith P.LC ..................................................        620,413         5,457,360
     Whitbread P.L.C. ...............................................        103,235         2,743,095
     William Hill P.L.C. ............................................      2,873,883         9,975,029
     Wilmington Group P.L.C. ........................................        346,234           469,962
   #*Yell Group P.L.C. ..............................................      6,668,448           387,122
                                                                                       ---------------
Total Consumer Discretionary ........................................                      255,445,585
                                                                                       ---------------
Consumer Staples -- (4.1%)
     A.G. Barr P.L.C. ...............................................        136,709         2,655,108
     Anglo-Eastern Plantations P.L.C. ...............................        108,153         1,113,352
     Booker Group P.L.C. ............................................      2,013,499         2,434,972
     Britvic P.L.C. .................................................        920,135         4,872,566
     Cranswick P.L.C. ...............................................        199,793         2,219,528
     Dairy Crest Group P.L.C. .......................................        560,392         3,107,552
     Devro P.L.C. ...................................................        654,975         2,586,838
    *European Home Retail P.L.C. ....................................        109,256                --
     Fiberweb P.L.C. ................................................        482,639           316,914
     Greggs P.L.C. ..................................................        422,420         3,465,462
    *Hilton Food Group, Ltd. ........................................          1,604             7,130
     McBride P.L.C. .................................................        832,651         1,825,247
    *McBride P.L.C. Redeemable B Shares .............................     39,967,248            64,263
    *Premier Foods P.L.C. ...........................................      7,951,806           500,658
     PZ Cussons P.L.C. ..............................................      1,287,639         7,603,992
     R.E.A. Holdings P.L.C. .........................................         49,233           454,065
     Robert Wiseman Dairies P.L.C. ..................................        221,312         1,026,273
     Tate & Lyle P.L.C. .............................................      1,074,000        11,236,585
     Thorntons P.L.C. ...............................................        313,060           215,248
     Young & Co.'s Brewery P.L.C. ...................................         35,000           291,174

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
     Young & Co.'s Brewery P.L.C. Series A ..........................         20,936   $       226,689
                                                                                       ---------------
Total Consumer Staples ..............................................                       46,223,616
                                                                                       ---------------
Energy -- (4.7%)
    *Afren P.L.C. ...................................................      3,944,497         6,238,755
     Anglo Pacific Group P.L.C. .....................................        448,773         1,939,193
    *Cadogan Petroleum P.L.C. .......................................         89,523            60,002
    *EnQuest P.L.C. .................................................      1,922,771         3,324,326
    *Exillon Energy P.L.C. ..........................................        106,183           510,821
     Fortune Oil P.L.C. .............................................      6,170,225           946,455
    *Hardy Oil & Gas P.L.C. .........................................         65,370           160,820
    *Heritage Oil P.L.C. ............................................        583,397         2,041,911
     Hunting P.L.C. .................................................        462,895         4,931,050
     James Fisher & Sons P.L.C. .....................................        171,886         1,531,260
     JKX Oil & Gas P.L.C. ...........................................        456,676         1,154,387
     John Wood Group P.L.C. .........................................      1,034,385        10,241,235
     Lamprell P.L.C. ................................................        459,120         1,779,769
     Melrose Resources P.L.C. .......................................        336,039           601,932
    *Premier Oil P.L.C. .............................................      1,778,192        10,468,183
    *Salamander Energy P.L.C. .......................................        538,491         1,715,751
    *Soco International P.L.C. ......................................        892,380         4,710,888
    *UK Coal P.L.C. .................................................      1,470,907           800,384
                                                                                       ---------------
Total Energy ........................................................                       53,157,122
                                                                                       ---------------
Financials -- (13.4%)
     Aberdeen Asset Management P.L.C. ...............................      2,820,342         8,684,151
     Amlin P.L.C. ...................................................      1,905,352         8,788,141
     Arbuthnot Banking Group P.L.C. .................................         60,497           309,681
     Ashmore Group P.L.C. ...........................................      1,022,611         5,705,401
    *BCB Holdings, Ltd. .............................................          5,979             3,845
     Beazley P.L.C. .................................................      2,046,568         4,128,440
     Brewin Dolphin Holdings P.L.C. .................................        926,221         1,872,438
     Capital & Counties Properties P.L.C. ...........................        682,254         1,968,921
    *Capital & Regional P.L.C. ......................................      1,493,345           814,476
     Catlin Group, Ltd. .............................................      1,357,851         8,637,469
     Charles Stanley Group P.L.C. ...................................        126,349           595,256
     Charles Taylor Consulting P.L.C. ...............................        139,215           289,862
     Chesnara P.L.C. ................................................        306,964           953,638
     Close Brothers Group P.L.C. ....................................        561,047         6,376,108
     Collins Stewart Hawkpoint P.L.C. ...............................        493,302           482,192
     Daejan Holdings P.L.C. .........................................         32,842         1,448,701
     Development Securities P.L.C. ..................................        460,015         1,434,412
    *DTZ Holdings P.L.C. ............................................        224,770            71,480
     Evolution Group P.L.C. .........................................      1,034,580         1,434,810
     F&C Asset Management P.L.C. ....................................      1,764,254         2,074,987
     GlobeOp Financial Services SA ..................................         21,502            98,512
     Hansard Global P.L.C. ..........................................         16,468            43,694
     Hardy Underwriting Group P.L.C. ................................        161,307           570,073
     Hargreaves Lansdown P.L.C. .....................................        616,496         4,954,059
     Helical Bar P.L.C. .............................................        657,998         2,105,708
     Henderson Group P.L.C. .........................................      3,838,880         7,392,054
     Hiscox, Ltd. ...................................................      1,562,751         9,550,834
     IG Group Holdings P.L.C. .......................................      1,317,769         9,826,558
    *Industrial & Commercial Holdings P.L.C. ........................          5,000               121
     Intermediate Capital Group P.L.C. ..............................        892,250         3,493,734
     International Personal Finance P.L.C. ..........................        845,821         3,713,360
    *IP Group P.L.C. ................................................        393,072           443,883
     Jardine Lloyd Thompson Group P.L.C. ............................        638,821         7,365,218
    *Jupiter Fund Management P.L.C. .................................         92,588           352,381
     Lancashire Holdings, Ltd. ......................................        545,449         6,262,160
    *Liontrust Asset Management P.L.C. ..............................        129,935           120,354

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Financials -- (Continued)
     London Stock Exchange Group P.L.C. .............................        579,642   $     8,368,165
     LSL Property Services P.L.C. ...................................        137,031           519,422
    *MWB Group Holdings P.L.C. ......................................        379,622           148,650
     Novae Group P.L.C. .............................................        212,950         1,003,785
     Phoenix Group Holdings P.L.C. ..................................         32,406           271,092
     Provident Financial P.L.C. .....................................        541,018         9,615,833
    *Puma Brandenburg, Ltd. Capital Shares ..........................      1,193,004           123,807
    *Puma Brandenburg, Ltd. Income Shares ...........................      1,193,004            49,523
    *Quintain Estates & Development P.L.C. ..........................        959,280           573,252
     Rathbone Brothers P.L.C. .......................................        168,876         3,107,508
    *Raven Russia, Ltd. .............................................        141,602           125,773
    *Rutland Trust P.L.C. ...........................................         85,288                --
     S&U P.L.C. .....................................................         21,140           209,950
     Safestore Holdings P.L.C. ......................................        294,888           490,617
     Savills P.L.C. .................................................        543,867         2,709,304
     Shore Capital Group, Ltd. ......................................      1,193,004           364,796
     St. James's Place P.L.C. .......................................        791,622         4,477,026
     St. Modwen Properties P.L.C. ...................................        630,419         1,261,687
     Tullett Prebon P.L.C. ..........................................        830,878         4,685,140
    *Unite Group P.L.C. .............................................        567,169         1,606,760
    *Waterloo Investment Holdings, Ltd. .............................          5,979               673
                                                                                       ---------------
Total Financials ....................................................                      152,079,875
                                                                                       ---------------
Health Care -- (1.9%)
   #*Alizyme P.L.C. .................................................        660,805            42,500
     Assura Group, Ltd. .............................................         55,851            35,003
     Axis-Shield P.L.C. .............................................        234,766         1,767,600
     Bioquell P.L.C. ................................................         90,893           160,248
    *BTG P.L.C. .....................................................      1,131,735         5,017,212
     Consort Medical P.L.C. .........................................        116,271           961,181
     Corin Group P.L.C. .............................................        126,637            81,468
     Dechra Pharmaceuticals P.L.C. ..................................        238,079         1,878,821
     Genus P.L.C. ...................................................        192,290         3,165,902
     Hikma Pharmaceuticals P.L.C. ...................................        532,214         5,764,299
    *Optos P.L.C. ...................................................          6,631            21,942
    *Oxford Biomedica P.L.C. ........................................      2,821,652           242,118
    *Renovo Group P.L.C. ............................................         95,255            22,429
    *Southern Cross Healthcare P.L.C. ...............................        191,826            19,277
     Synergy Health P.L.C. ..........................................        106,913         1,429,399
    *Vectura Group P.L.C. ...........................................      1,349,073         1,319,507
                                                                                       ---------------
Total Health Care ...................................................                       21,928,906
                                                                                       ---------------
Industrials -- (30.5%)
    *AEA Technology Group P.L.C. ....................................        539,970            17,264
    #Air Partner P.L.C. .............................................         37,086           206,537
     Alumasc Group P.L.C. ...........................................        124,366           284,648
     Ashtead Group P.L.C. ...........................................      2,124,586         5,286,824
    *Autologic Holdings P.L.C. ......................................         80,000            23,032
     Babcock International Group P.L.C. .............................      1,446,405        16,346,634
     Balfour Beatty P.L.C. ..........................................      2,828,972        11,412,635
     BBA Aviation P.L.C. ............................................      2,792,163         7,949,170
     Berendsen P.L.C. ...............................................        709,591         5,286,736
     Bodycote P.L.C. ................................................      1,253,236         5,670,081
     Braemar Shipping Services P.L.C. ...............................         81,108           482,355
     Brammer P.L.C. .................................................        189,963           825,162
     Bunzl P.L.C. ...................................................        227,489         2,942,709
     Camellia P.L.C. ................................................          2,481           353,821
     Cape P.L.C. ....................................................        147,406         1,140,986
     Carillion P.L.C. ...............................................      1,773,138         9,848,482
     Carr's Milling Industries P.L.C. ...............................         35,330           425,412
     Castings P.L.C. ................................................        162,757           741,383

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Charter International P.L.C. ...................................        664,438   $     9,570,201
     Chemring Group P.L.C. ..........................................        783,476         6,410,587
     Clarkson P.L.C. ................................................         64,187         1,077,461
     Cobham P.L.C. ..................................................      2,256,164         6,510,754
     Communisis P.L.C. ..............................................        561,133           228,673
   #*Connaught P.L.C. ...............................................        307,612                --
     Cookson Group P.L.C. ...........................................      1,135,834         8,730,616
     Costain Group P.L.C. ...........................................        139,449           438,000
     De La Rue P.L.C. ...............................................        387,017         5,242,912
    *easyJet P.L.C. .................................................        690,633         3,957,984
    *Eleco P.L.C. ...................................................         80,000            11,293
     Fenner P.L.C. ..................................................        715,591         3,903,932
     Firstgroup P.L.C. ..............................................      1,763,210         9,443,194
     Galliford Try P.L.C. ...........................................        229,513         1,714,797
     Go-Ahead Group P.L.C. ..........................................        173,516         3,866,709
    *Hampson Industries P.L.C. ......................................        712,146            92,050
     Harvey Nash Group P.L.C. .......................................          6,308             6,266
     Hays P.L.C. ....................................................      5,445,665         6,914,072
    *Helphire P.L.C. ................................................        956,560            43,340
     Hogg Robinson Group P.L.C. .....................................        142,542           120,459
     Homeserve P.L.C. ...............................................      1,162,452         6,528,576
     Hyder Consulting P.L.C. ........................................        171,164           931,997
     IMI P.L.C. .....................................................      1,053,765        13,887,888
    *Impellam Group P.L.C. ..........................................         34,877           156,360
     Interserve P.L.C. ..............................................        529,664         2,807,051
     Intertek Group P.L.C. ..........................................        506,207        16,690,015
     Invensys P.L.C. ................................................      2,110,010         7,633,539
     ITE Group P.L.C. ...............................................      1,059,501         3,194,156
     Keller Group P.L.C. ............................................        276,404         1,629,137
     Kier Group P.L.C. ..............................................        152,839         3,447,458
     Latchways P.L.C. ...............................................         39,288           757,934
     Lavendon Group P.L.C. ..........................................        500,631           734,886
     Low & Bonar P.L.C. .............................................        828,300           596,345
     Management Consulting Group P.L.C. .............................      1,207,875           645,171
     Mears Group P.L.C. .............................................        160,046           681,196
     Meggitt P.L.C. .................................................      2,465,596        15,216,658
     Melrose P.L.C. .................................................      1,583,124         8,361,271
     Michael Page International P.L.C. ..............................      1,310,832         8,438,432
     Mitie Group P.L.C. .............................................      1,286,774         5,193,280
    *MJ Gleeson Group P.L.C. ........................................        195,875           350,354
     Morgan Crucible Co. P.L.C. .....................................      1,252,304         5,683,256
     Morgan Sindall P.L.C. ..........................................        169,608         1,508,754
    *Mouchel Group P.L.C. ...........................................        469,006           101,074
     National Express Group P.L.C. ..................................      1,701,575         6,285,227
    *Northgate P.L.C. ...............................................        453,699         1,878,151
     PayPoint P.L.C. ................................................        105,160           852,521
     Qinetiq P.L.C. .................................................      2,474,225         4,637,257
     Regus P.L.C. ...................................................      3,337,697         4,051,062
    *Renold P.L.C. ..................................................         20,048             9,672
    *Rentokil Initial P.L.C. ........................................      6,753,492         7,788,542
     Ricardo P.L.C. .................................................        217,815         1,282,939
    *Richmond Oil & Gas P.L.C. ......................................        220,000                --
     Robert Walters P.L.C. ..........................................        387,999         1,278,520
     Rotork P.L.C. ..................................................        366,679         9,890,187
     RPS Group P.L.C. ...............................................        836,994         2,423,962
     Senior P.L.C. ..................................................      1,762,689         4,699,945
     Severfield-Rowen P.L.C. ........................................        371,550           953,159
     Shanks Group P.L.C. ............................................      1,786,148         3,168,547
    *SIG P.L.C. .....................................................      2,074,440         3,196,261
     Smart (J) & Co. (Contractors) P.L.C. ...........................         22,500           135,672
     Speedy Hire P.L.C. .............................................      1,262,151           415,851

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Spirax-SarCo. Engineering P.L.C. ...............................        319,520   $     9,815,375
     Stagecoach Group P.L.C. ........................................      1,718,521         6,831,289
     Sthree P.L.C. ..................................................        330,670         1,510,365
     T Clarke P.L.C. ................................................        148,717           102,127
     Tarsus Group P.L.C. ............................................        212,372           437,003
     Travis Perkins P.L.C. ..........................................        922,110        13,042,544
     Tribal Group P.L.C. ............................................        132,810            96,699
    *Trifast P.L.C. .................................................        359,985           234,334
     UK Mail Group P.L.C. ...........................................        197,261           652,009
     Ultra Electronics Holdings P.L.C. ..............................        283,178         7,224,994
     UmeCo. P.L.C. ..................................................        196,406           792,754
    #Volex P.L.C. ...................................................        229,354         1,118,991
     Vp P.L.C. ......................................................        167,297           584,623
     Wincanton P.L.C. ...............................................        479,763           557,300
     WS Atkins P.L.C. ...............................................        501,683         4,614,757
     WSP Group P.L.C. ...............................................        276,589         1,022,749
    #XP Power, Ltd. .................................................         73,546         1,183,333
                                                                                       ---------------
Total Industrials ...................................................                      345,470,680
                                                                                       ---------------
Information Technology -- (10.1%)
     Acal P.L.C. ....................................................        104,729           414,988
     Alphameric P.L.C. ..............................................        127,141            55,064
    *Alterian P.L.C. ................................................        179,139           254,115
     Anite P.L.C. ...................................................      1,166,924         1,247,869
     Aveva Group P.L.C. .............................................        289,692         7,334,814
     Computacenter P.L.C. ...........................................        446,179         2,727,992
     CSR P.L.C. .....................................................        683,977         1,983,714
     Dialight P.L.C. ................................................        111,362         1,340,507
     Diploma P.L.C. .................................................        482,456         2,488,642
     Domino Printing Sciences P.L.C. ................................        455,803         4,186,572
     E2V Technologies P.L.C. ........................................        346,435           606,146
     Electrocomponents P.L.C. .......................................      1,730,514         6,087,562
     Fidessa Group P.L.C. ...........................................        137,261         3,582,625
     Halma P.L.C. ...................................................      1,541,075         8,281,224
    *Imagination Technologies Group P.L.C. ..........................        961,901         7,071,566
    *Innovation Group P.L.C. ........................................      3,208,091         1,014,103
     Kewill P.L.C. ..................................................        368,863           406,677
    *Kofax P.L.C. ...................................................        317,667         1,395,918
     Laird P.L.C. ...................................................        915,289         2,189,761
     Logica P.L.C. ..................................................      6,339,968         9,513,413
     Micro Focus International P.L.C. ...............................        568,939         3,078,051
    *Misys P.L.C. ...................................................      1,604,251         7,512,729
     Moneysupermarket.com Group P.L.C. ..............................        483,650           817,704
    *NCC Group P.L.C. ...............................................            694             7,397
     Oxford Instruments P.L.C. ......................................        217,414         2,676,982
     Phoenix IT Group, Ltd. .........................................        204,552           640,295
     Premier Farnell P.L.C. .........................................      1,467,203         4,116,268
     Psion P.L.C. ...................................................        500,223           402,048
     PV Crystalox Solar P.L.C. ......................................        956,033           116,984
     Renishaw P.L.C. ................................................        188,423         2,951,907
     RM P.L.C. ......................................................        363,499           391,222
     SDL P.L.C. .....................................................        338,168         3,574,969
     Spectris P.L.C. ................................................        515,234        10,526,946
     Spirent Communications P.L.C. ..................................      2,622,105         5,257,721
    *Telecity Group P.L.C. ..........................................        633,394         6,082,300
     TT electronics P.L.C. ..........................................        635,179         1,602,182
    #Vislink P.L.C. .................................................        274,226            69,306
    *Wolfson Microelectronics P.L.C. ................................        504,759           950,189
     Xaar P.L.C. ....................................................        251,590           984,190
    *Xchanging P.L.C. ...............................................        701,347           767,877
                                                                                       ---------------
Total Information Technology ........................................                      114,710,539
                                                                                       ---------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (7.3%)
     African Barrick Gold, Ltd. .....................................         73,625   $       637,671
     British Polythene Industries P.L.C. ............................        102,332           527,324
     Carclo P.L.C. ..................................................        214,230         1,001,103
    *Centamin Egypt, Ltd. ...........................................      2,597,619         4,557,087
    *Central Rand Gold, Ltd. ........................................        388,384             2,496
     Croda International P.L.C. .....................................        520,183        14,624,049
     DS Smith P.L.C. ................................................      2,106,170         7,195,643
     Elementis P.L.C. ...............................................      1,966,934         4,540,691
     Ferrexpo P.L.C. ................................................        888,830         4,574,970
     Filtrona P.L.C. ................................................        753,961         4,801,881
    *Gem Diamonds, Ltd. .............................................        424,075         1,508,644
     Hill & Smith Holdings P.L.C. ...................................        289,549         1,240,858
     Hochschild Mining P.L.C. .......................................        640,518         4,588,505
    *International Ferro Metals, Ltd. ...............................        175,625            59,396
    *Inveresk P.L.C. ................................................        125,000             3,316
    *Lonmin P.L.C. ..................................................         74,647         1,298,202
     Marshalls P.L.C. ...............................................        721,612           997,620
     Mondi P.L.C. ...................................................      1,078,021         8,199,053
    *Namakwa Diamonds, Ltd. .........................................          6,057               738
     New World Resources P.L.C. Series A ............................         61,691           516,193
     Petropavlovsk P.L.C. ...........................................        621,750         7,318,337
     Porvair P.L.C. .................................................        146,460           217,364
     RPC Group P.L.C. ...............................................        622,691         3,533,056
   #*Talvivaara Mining Co. P.L.C. ...................................        325,263         1,206,473
     Victrex P.L.C. .................................................        340,523         6,926,455
     Yule Catto & Co. P.L.C. ........................................        831,772         2,270,194
     Zotefoams P.L.C. ...............................................         96,852           209,979
                                                                                       ---------------
Total Materials .....................................................                       82,557,298
                                                                                       ---------------
Telecommunication Services -- (2.3%)
     Cable & Wireless Communications P.L.C. .........................      9,309,312         5,410,100
    *Cable & Wireless Worldwide P.L.C. ..............................      6,285,045         2,812,350
    *Colt Group SA ..................................................      1,287,437         2,087,847
    *Inmarsat P.L.C. ................................................        758,673         5,723,284
     Kcom Group P.L.C. ..............................................      2,643,350         3,104,340
     TalkTalk Telecom Group P.L.C. ..................................      1,692,557         3,523,642
    *Telecom Plus P.L.C. ............................................        265,603         3,158,429
                                                                                       ---------------
Total Telecommunication Services ....................................                       25,819,992
                                                                                       ---------------
Utilities -- (2.6%)
     Dee Valley Group P.L.C. ........................................         12,109           240,136
     Drax Group P.L.C. ..............................................      1,479,700        12,880,863
     Pennon Group P.L.C. ............................................      1,445,401        16,146,166
                                                                                       ---------------
Total Utilities .....................................................                       29,267,165
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,126,660,778
                                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
     R.E.A. Holdings P.L.C. .........................................          5,414             9,625
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
    *Management Consulting Group P.L.C. Warrants 12/31/11 ...........         52,718             9,536
    *SFI Holdings, Ltd. Litigation Certificate ......................         26,713                --
    *Ultraframe P.L.C. Litigation Notes .............................        319,285                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                            9,536
                                                                                       ---------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (0.5%)
 (S)@DFA Short Term Investment Fund .................................      3,124,051   $     3,124,051
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
        $2,571,372) to be repurchased at $2,520,961                     $      2,521         2,520,953
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                        5,645,004
                                                                                       ---------------
TOTAL INVESTMENTS  --  (100.0%)
   (Cost $1,103,961,462) ............................................                  $ 1,132,324,943
                                                                                       ===============

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (86.7%)
AUSTRIA -- (2.1%)
     Agrana Beteiligungs AG .........................................         17,322   $     1,967,310
     Andritz AG .....................................................         52,680         4,656,516
   #*A-TEC Industries AG ............................................         21,828            25,371
     Atrium European Real Estate, Ltd. ..............................        288,925         1,456,338
     Austria Email AG ...............................................            715             6,913
    *Austria Technologie & Systemtechnik AG .........................         38,157           494,794
     BKS Bank AG ....................................................          3,120            76,885
     BWT AG .........................................................         29,870           572,454
    *CA Immobilien Anlagen AG .......................................        163,483         2,091,683
    *Constantia Packaging AG Escrow Shares ..........................         18,095                --
    *DO & CO Restaurants & Catering AG ..............................            203             7,723
    *EAG-Beteiligungs AG ............................................          1,650             1,735
    #EVN AG .........................................................         80,076         1,160,325
    #Flughafen Wien AG ..............................................         42,954         1,930,640
     Frauenthal Holding AG ..........................................         12,084           153,681
   #*Intercell AG ...................................................        104,732           280,126
     Josef Manner & Co. AG ..........................................            870            60,251
    #Kapsch TrafficCom AG ...........................................         12,655           948,214
    #Lenzing AG .....................................................         32,907         3,494,771
    #Mayr-Melnhof Karton AG .........................................         32,872         3,043,114
     Oberbank AG ....................................................         37,973         2,468,629
    #Oesterreichischen Post AG ......................................        105,958         3,195,653
    #Palfinger AG ...................................................         48,572         1,000,134
   #*Polytec Holding AG .............................................         34,049           305,936
    #RHI AG .........................................................         98,844         2,150,752
     Rosenbauer International AG ....................................         12,941           533,460
    *S IMMO AG ......................................................        113,456           665,465
    *S&T System Integration & Technology Distribution AG ............          6,318            21,362
    #Schoeller-Bleckmann Oilfield Equipment AG ......................         35,247         2,784,922
     Semperit Holding AG ............................................         29,431         1,272,608
    *Strabag SE .....................................................        101,540         3,122,214
     UBM Realitaetenentwicklung AG ..................................          1,440            49,813
    #Uniqa Versicherungen AG ........................................        184,842         2,876,601
   #*Warimpex Finanz und Beteiligungs AG ............................         10,047            16,858
    #Wienerberger AG ................................................        343,922         4,155,389
     Wolford AG .....................................................         11,252           417,629
    #Zumtobel AG ....................................................         85,416         1,769,642
                                                                                       ---------------
TOTAL AUSTRIA .......................................................                       49,235,911
                                                                                       ---------------
BELGIUM -- (2.9%)
    *Ablynx NV ......................................................         69,930           369,701
     Ackermans & van Haaren NV ......................................         87,214         7,026,076
    *Agfa-Gevaert NV ................................................        598,923         1,496,095
     Arseus NV ......................................................         48,662           773,048
     Atenor Group NV ................................................          2,205            86,177
     Banque Nationale de Belgique SA ................................            952         3,031,378
     Barco NV .......................................................         55,666         3,010,093
    #Bekaert SA .....................................................         15,700           696,824
     Co.Br.Ha Societe Commerciale de Brasserie SA ...................            115           256,192
     Compagnie d'Entreprises SA .....................................         41,428         2,325,908
    *Compagnie du Bois Sauvage SA ...................................             87                 4
     Compagnie Immobiliere de Belgique SA ...........................         10,535           370,766
     Compagnie Maritime Belge SA ....................................         64,746         1,518,232
   #*Deceuninck NV ..................................................        268,523           421,568
   #*Devgen NV ......................................................         38,445           262,258
    *D'ieteren SA ...................................................        129,060         7,344,614
     Duvel Moorgat SA ...............................................          8,799           838,576
     Econocom Group SA ..............................................         65,485         1,158,516

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
 BELGIUM -- (Continued)
     Elia System Operator SA ........................................        124,286   $     5,043,453
   #*Euronav SA .....................................................         86,554           382,928
     EVS Broadcast Equipment SA .....................................         35,362         1,809,804
     Exmar NV .......................................................        132,340           993,833
     Floridienne SA .................................................          2,033           380,977
    *Galapagos NV ...................................................         44,568           375,096
     Gimv NV ........................................................         13,874           706,397
     Hamon & Compagnie International SA .............................          3,876            97,629
     Henex SA .......................................................          5,455           330,228
     Image Recognition Integrated Systems (I.R.I.S.) SA .............          6,284           224,095
     Ion Beam Applications SA .......................................         79,751           622,465
     Jensen-Group NV ................................................         12,030           141,679
    *Kinepolis Group NV .............................................         13,363         1,036,017
    #Lotus Bakeries NV ..............................................          1,361           773,992
    #Melexis NV .....................................................         93,665         1,317,195
    #Nyrstar NV .....................................................        545,316         4,769,202
    #Omega Pharma SA ................................................         85,437         4,034,256
    *Option NV ......................................................         61,536            33,236
    *Picanol NV .....................................................         16,620           229,231
    *RealDolmen NV ..................................................          6,745           167,492
     Recticel SA ....................................................         62,884           428,681
     Resilux SA .....................................................          4,095           305,376
     Rosier SA ......................................................            655           244,683
     Roularta Media Group NV ........................................          8,180           172,497
    *SAPEC SA .......................................................          3,531           229,807
     Sioen Industries NV ............................................         52,140           390,037
     Sipef NV .......................................................         25,469         2,010,085
     Softimat SA ....................................................         25,531           134,236
    *Spector Photo Group SA .........................................          8,349             5,542
     Telenet Group Holding NV .......................................         35,417         1,366,038
     Ter Beke NV ....................................................          2,281           166,061
     Tessenderlo Chemie NV ..........................................        103,618         3,215,078
   #*ThromboGenics NV ...............................................         86,580         2,268,336
    *TiGenix NV .....................................................         22,164            25,463
     Van de Velde NV ................................................         27,539         1,344,271
     VPK Packaging Group SA .........................................         12,084           480,192
                                                                                       ---------------
TOTAL BELGIUM .......................................................                       67,241,614
                                                                                       ---------------
DENMARK -- (2.6%)
    *Aarhus Lokalbank A.S. ..........................................          7,872             7,406
    *Aktieselskabet Skjern Bank A.S. ................................          3,276            54,405
    *Alk-Abello A.S. ................................................         24,459         1,449,337
    *Alm. Brand A.S. ................................................        466,665           676,583
    *Amagerbanken A.S. ..............................................        647,900                --
     Ambu A.S. Series B .............................................         23,899           549,110
    *Arkil Holdings A.S. Series B ...................................            780            67,699
     Auriga Industries A.S. Series B ................................         96,829         1,492,494
    *Bang & Olufsen Holdings A.S ....................................        128,288         1,495,066
    *Bavarian Nordic A.S. ...........................................         66,632           490,267
    #BoConcept Holding A.S. .........................................          5,650            98,854
     Brodrene Hartmann A.S. Series B ................................         11,730           209,946
    *Brondbyernes IF Fodbold A.S. Series B ..........................         13,508            42,947
    #D/S Norden A.S. ................................................         98,813         2,881,866
    *Dalhoff Larsen & Horneman A.S. .................................         40,950            62,188
    *Dantherm Holding A.S. ..........................................          3,547             9,267
     DFDS A.S. ......................................................         18,568         1,236,803
    *DiBa Bank A.S. .................................................            423             2,596
    *Djursland Bank A.S. ............................................          8,970           232,311
    #East Asiatic Co., Ltd. A.S. ....................................         55,571         1,301,995
    *F.E. Bording A.S. ..............................................            600            47,419
    *Fionia Holding A.S. ............................................         17,880                --

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
DENMARK -- (Continued)
     Fluegger A.S. Series B .........................................          4,198   $       272,981
    *Genmab A.S. ....................................................        140,715           821,899
     GN Store Nord A.S. .............................................        798,612         5,885,792
    *GPV Industri A.S. Series B .....................................          2,200            12,273
     Gronlandsbanken A.S. ...........................................            768            46,417
    *H&H International A.S. Series B ................................         17,280           136,290
     Harboes Bryggeri A.S. ..........................................         12,252           214,625
     Hojgaard Holding A.S. Series B .................................          2,750            56,796
     IC Companys A.S. ...............................................         35,278           935,271
    *Incentive A.S. .................................................          3,575            12,299
     Jeudan A.S. ....................................................          4,620           320,312
    *Jyske Bank A.S. ................................................        162,232         4,715,477
     Lan & Spar Bank A.S. ...........................................          5,150           260,967
    *Lastas A.S. Series B ...........................................         10,870            67,463
     Lollands Bank A.S. .............................................            310             6,354
    *Mols-Linien A.S. ...............................................         27,490            60,732
    *NeuroSearch A.S. ...............................................         79,539           300,378
    #NKT Holding A.S. ...............................................         92,105         3,495,503
     Nordjyske Bank A.S. ............................................         17,600           245,066
     Norresundby Bank A.S. ..........................................          7,350           211,709
     North Media A.S. ...............................................         36,665           190,654
    *Ostjydsk Bank A.S. .............................................          3,405           112,622
   #*Parken Sport & Entertainment A.S. ..............................         33,556           506,890
     Per Aarsleff A.S. Series B .....................................          6,080           473,912
     Ringkjoebing Landbobank A.S. ...................................         16,422         1,793,257
     Roblon A.S. Series B ...........................................            540            60,036
    #Rockwool International A.S. Series B ...........................         12,814         1,250,456
     Royal Unibrew A.S ..............................................         37,715         1,968,820
    *Salling Bank A.S. ..............................................            430            22,599
     Schouw & Co. A.S. ..............................................         74,017         1,612,934
     SimCorp A.S. ...................................................         17,973         3,080,043
    *Sjaelso Gruppen A.S. ...........................................         78,110            21,052
    *SKAKO A.S ......................................................          1,577             5,532
     Solar Holdings A.S. Series B ...................................         16,132           664,449
    *Spar Nord Bank A.S. ............................................        124,439           873,134
    *Sparbank A.S. ..................................................         10,930            69,036
    *Sparekassen Faaborg A.S. .......................................          1,972            95,322
     Sydbank A.S. ...................................................        279,299         5,172,253
     Thrane & Thrane A.S. ...........................................         15,703           738,327
     Tivoli A.S. ....................................................            969           521,153
   #*TK Development A.S. ............................................        153,640           419,460
    *Topdanmark A.S. ................................................         53,386         8,789,962
   #*TopoTarget A.S. ................................................        378,484           129,444
   #*Topsil Semiconductor Materials A.S. ............................        194,350            16,571
   #*Torm A.S. ......................................................        123,250           135,008
     United International Enterprises A.S. ..........................          2,256           246,475
    *Vestjysk Bank A.S. .............................................         27,573           149,771
                                                                                       ---------------
TOTAL DENMARK .......................................................                       59,606,335
                                                                                       ---------------
FINLAND -- (5.8%)
     Ahlstrom Oyj ...................................................         21,405           369,026
     Aktia Oyj Series A .............................................          7,053            55,484
    #Alma Media Oyj .................................................        277,852         2,420,489
     Amer Sports Oyj Series A .......................................        421,831         5,808,883
     Aspo Oyj .......................................................         77,875           747,830
     Atria P.L.C. ...................................................         17,705           155,125
    *Bank of Aland P.L.C. Series B ..................................         22,078           293,275
     BasWare Oyj ....................................................         34,550           885,841
   #*Biotie Therapies Corp. Oyj .....................................        774,610           505,561
     Cargotec Oyj Series B ..........................................        132,519         4,434,610
    *Citycon Oyj ....................................................        384,363         1,415,552

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
    *Componenta Oyj .................................................         34,813   $       184,791
    *Comptel P.L.C. .................................................        324,863           299,331
     Cramo Oyj ......................................................        155,694         1,848,782
     Digia P.L.C. ...................................................         55,020           223,877
    *Efore Oyj ......................................................        114,965           142,929
    *Elcoteq SE .....................................................          3,041               968
    *Elektrobit Corp. Oyj ...........................................          2,476             1,608
    #Elisa Oyj ......................................................        494,801        10,431,808
    *eQ P.L.C. ......................................................         67,120           152,138
     Etteplan Oyj ...................................................         62,600           185,724
    *Finnair Oyj ....................................................        264,846         1,036,807
    *Finnlines Oyj ..................................................        124,906         1,282,329
     Fiskars Oyj Abp ................................................        181,663         3,626,860
    #F-Secure Oyj ...................................................        463,536         1,374,498
    *GeoSentric Oyj .................................................        244,900             3,389
    *Glaston Oyj Abp ................................................        131,940           108,619
     HKScan Oyj Series A ............................................         99,158           791,281
     Huhtamaki Oyj ..................................................        362,987         4,146,975
     Ilkka-Yhtyma Oyj ...............................................         61,503           549,746
    #KCI Konecranes Oyj .............................................        245,559         5,589,266
    #Kemira Oyj .....................................................        368,427         5,045,993
     Kesko Oyj Series B .............................................        107,555         3,817,582
     Laennen Tehtaat Oyj ............................................         18,920           379,460
     Lassila & Tikanoja Oyj .........................................        125,791         1,961,816
     Lemminkainen Oyj ...............................................         21,103           589,345
   #*M-real Oyj Series B ............................................      1,549,706         3,356,158
    *Neo Industrial Oyj .............................................         16,402            66,442
    *Neste Oil Oyj ..................................................        258,824         3,131,542
     Nordic Aluminium Oyj ...........................................         10,440           395,875
     Okmetic Oyj ....................................................         54,904           373,228
     Olvi Oyj Series A ..............................................         62,708         1,347,282
    #Oriola-KD Oyj Series A .........................................          5,045            14,116
     Oriola-KD Oyj Series B .........................................        323,025           898,352
     Orion Oyj Series A .............................................        128,371         2,614,864
     Orion Oyj Series B .............................................        337,043         7,013,846
    #Outokumpu Oyj ..................................................        381,565         3,225,000
     Outotec Oyj ....................................................        133,044         6,176,081
     PKC Group Oyj ..................................................         55,424           917,393
     Pohjola Bank P.L.C. Series A ...................................        403,547         4,640,145
     Ponsse Oyj .....................................................         25,336           257,541
    #Poyry Oyj ......................................................        187,165         1,689,469
     Raisio P.L.C. Series V .........................................        490,304         1,583,025
     Ramirent Oyj ...................................................        314,761         2,694,084
     Rapala VMC Oyj .................................................        113,258           874,243
     Rautaruukki Oyj Series K .......................................        323,076         3,443,713
     Raute Oyj Series A .............................................         10,390           100,740
     Ruukki Group Oyj ...............................................        604,909           814,574
     Saga Furs Oyj ..................................................          8,490           190,129
    #Sanoma Oyj .....................................................        276,990         3,716,138
     Sievi Capital P.L.C. ...........................................        123,479           359,104
    *SRV Group P.L.C. ...............................................          7,277            44,296
     Stockmann Oyj Abp Series A .....................................         43,914           907,723
    #Stockmann Oyj Abp Series B .....................................        107,109         1,903,705
    *Technopolis Oyj ................................................        121,527           572,243
    #Teleste Oyj ....................................................         53,559           233,376
     Tieto Oyj ......................................................        291,983         4,622,834
     Tikkurila Oyj ..................................................        118,741         2,308,117
     Tulikivi Oyj ...................................................         79,440            86,373
    #Uponor Oyj Series A ............................................        217,678         2,252,087
     Vacon Oyj ......................................................         45,190         2,275,532
     Vaisala Oyj Series A ...........................................         39,132           942,666

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FINLAND -- (Continued)
     Viking Line Abp ................................................         10,400   $       334,348
     Yit Oyj ........................................................        390,890         6,168,452
                                                                                       ---------------
TOTAL FINLAND .......................................................                      133,412,434
                                                                                       ---------------
FRANCE -- (10.1%)
     ABC Arbitrage SA ...............................................         26,282           235,042
   #*Air France-KLM .................................................        237,715         1,805,272
    #Akka Technologies SA ...........................................          7,320           173,395
     Ales Groupe SA .................................................         32,239           495,074
    *Altamir Amboise SA .............................................         55,025           509,486
     ALTEN SA .......................................................         68,354         1,946,468
   #*Altran Technologies SA .........................................        676,432         3,426,985
     April SA .......................................................         74,171         1,288,362
   #*Archos SA ......................................................         32,722           311,025
    *Arkema SA ......................................................        139,427         9,475,335
    *Artprice.com SA ................................................          3,246           152,698
     Assystem .......................................................         55,571         1,010,015
   #*Atari SA .......................................................         33,339            62,349
     AtoS ...........................................................        105,405         5,095,777
     Aubay SA .......................................................         10,285            73,367
    #Audika SA ......................................................         21,251           469,829
    #Aurea SA .......................................................          3,551            30,022
    *Avanquest Software SA ..........................................          5,228            12,549
    *Avenir Telecom SA ..............................................         17,841            16,056
    *Axway Software SA ..............................................         22,982           470,643
    *Baccarat SA ....................................................          1,090           235,475
     Banque Tarneaud SA .............................................          1,430           195,468
     Beneteau SA ....................................................        179,820         2,565,971
   #*Bigben Interactive SA ..........................................         10,448           109,939
    *BioAlliance Pharma SA ..........................................         20,080           102,409
     Boiron SA ......................................................         28,682           816,191
     Boizel Chanoine Champagne SA ...................................          7,266           526,768
     Bonduelle SCA ..................................................         13,650         1,232,517
     Bongrain SA ....................................................         34,266         2,430,916
    #Bourbon SA .....................................................        182,469         5,064,639
    *Boursorama SA ..................................................         42,063           363,907
    *Bull SA ........................................................        309,488         1,463,262
     Burelle SA .....................................................          3,894         1,023,495
     Cafom SA .......................................................          5,092            58,429
     CBo Territoria SA ..............................................         28,320           111,864
     Cegedim SA .....................................................         16,591           492,177
     CEGID Group SA .................................................          4,416           103,259
     CFAO SA ........................................................         25,339           978,797
    *Cie des Alpes ..................................................          1,055            26,586
    *Cie Generale de Geophysique - Veritas SA .......................        142,257         3,108,230
     Ciments Francais SA ............................................          4,853           428,613
    *Club Mediterranee SA ...........................................         75,641         1,429,822
     Compagnie Industrielle et Financiere D'Entreprises SA ..........          1,200            90,755
    *CS Communication & Systemes SA .................................          7,643            28,144
     Damartex SA ....................................................         21,101           597,591
    *Derichebourg SA ................................................        548,515         2,184,779
     Devoteam SA ....................................................         13,383           231,272
    *Dynaction SA ...................................................         13,501           127,170
    *Eiffage SA .....................................................         11,355           385,123
     Electricite de Strasbourg SA ...................................         21,886         3,144,713
     Entrepose Contracting SA .......................................            889            99,296
     ESSO SA Francaise ..............................................          9,411           968,707
     Establissements Maurel et Prom SA ..............................        323,678         6,507,280
    *Etam Developpement SA ..........................................          1,148            21,226
     Euler Hermes SA ................................................         37,816         2,730,174
   #*Euro Disney SCA ................................................        138,383           951,289

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    #Eurofins Scientific SA .........................................         10,894   $       978,566
     Exel Industries SA Series A ....................................         10,680           546,537
     Faiveley Transport SA ..........................................          9,465           647,689
     Faurecia SA ....................................................         87,585         2,315,764
     Fimalac SA .....................................................         31,490         1,311,019
     Fleury Michon SA ...............................................          4,694           191,392
     Flo Groupe SA ..................................................         29,358           192,501
   #*GameLoft SA ....................................................         72,585           403,344
    *Gascogne SA ....................................................          6,907           311,677
     Gaumont SA .....................................................         14,043           663,499
   #*GECI International SA ..........................................         59,392           129,936
     Gemalto NV .....................................................        109,597         4,984,962
     Gevelot SA .....................................................          3,584           255,992
    *GFI Informatique SA ............................................        134,770           550,893
     GL Events SA ...................................................         20,234           513,350
     GPE Groupe Pizzorno SA .........................................          5,200           101,272
     Groupe Crit SA .................................................         24,255           516,907
    *Groupe Go Sport SA .............................................          1,695            23,449
     Groupe Gorge SA ................................................         18,510           192,289
     Groupe Guillin SA ..............................................          1,200            92,703
    *Groupe Open SA .................................................         27,590           181,000
    *Groupe Partouche SA ............................................         47,224           114,994
    #Groupe Steria SCA ..............................................         71,983         1,372,959
     Guerbet SA .....................................................          6,577           645,278
    #Guyenne et Gascogne SA .........................................         25,083         2,873,344
    *Haulotte Group SA ..............................................         61,352           684,893
     Havas SA .......................................................      1,237,226         5,326,202
    *Hi-Media SA ....................................................        100,249           357,850
    *Idsud SA .......................................................          2,227            72,059
     Ingenico SA ....................................................        118,736         4,693,902
     Interparfums SA ................................................         11,184           337,915
    *Ipsen SA .......................................................         55,251         1,823,442
     Ipsos SA .......................................................         89,607         2,932,159
    *Jacquet Metal Service SA .......................................         48,141           669,199
    *Kaufman & Broad SA .............................................          3,733            74,535
     Korian SA ......................................................          8,204           159,053
     Laurent-Perrier SA .............................................         12,546         1,292,502
     LDC SA .........................................................             19             1,959
     Lectra SA ......................................................         83,499           629,273
     Lisi SA ........................................................         16,907         1,364,230
    *LVL Medical Groupe SA ..........................................         18,786           317,958
     M6 Metropole Television SA .....................................        155,729         2,662,141
     Maisons France Confort SA ......................................          5,260           187,609
   #*Manitou BF SA ..................................................         48,911           982,231
     Manutan International SA .......................................         14,553           746,168
    *Medica SA ......................................................         11,566           230,359
     Mersen SA ......................................................         64,007         2,498,711
   #*METabolic EXplorer SA ..........................................          3,034            15,396
     MGI Coutier SA .................................................          2,753           154,731
     Montupet SA ....................................................          1,081             5,876
     Mr. Bricolage SA ...............................................         30,731           449,676
    #Naturex SA .....................................................         11,133           845,142
    #Neopost SA .....................................................         91,985         6,996,144
    #Nexans SA ......................................................        131,823         8,292,007
     Nexity SA ......................................................         83,910         2,417,512
   #*NicOx SA .......................................................         13,013            19,389
     Norbert Dentressangle SA .......................................         20,989         1,860,590
    *NRJ Group SA ...................................................         12,748           125,678
     Oeneo SA .......................................................        113,285           296,792
     Orpea SA .......................................................        101,314         4,359,288
     Osiatis SA .....................................................          1,400            10,096

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
    #PagesJaunes Groupe SA ..........................................        384,634   $     1,641,194
     Paris Orleans et Cie SA ........................................          2,265            51,380
    *Parrot SA ......................................................         17,614           414,851
     Pierre & Vacances SA ...........................................         18,411           717,369
     Plastic Omnium SA ..............................................         95,424         2,652,877
     Plastivaloire SA ...............................................          4,552           114,418
     PSB Industries SA ..............................................          8,438           286,029
     Rallye SA ......................................................         95,651         3,058,226
    *Recylex SA .....................................................         55,481           246,572
     Remy Cointreau SA ..............................................         82,777         6,781,256
     Robertet SA ....................................................          3,167           543,728
   #*Rodriguez Group SA .............................................         31,298           140,303
     Rougier SA .....................................................          6,115           245,362
     Rubis SA .......................................................         75,949         4,316,083
    *Rue du Commerce SA .............................................            136             1,685
    *Sa des Ciments Vicat SA ........................................         21,047         1,375,486
     Sabeton SA .....................................................         13,500           241,006
     Saft Groupe SA .................................................         75,425         2,291,721
     Samse SA .......................................................          8,342           692,082
     Sartorius Stedim Biotech SA ....................................          2,950           199,463
     SEB SA .........................................................            286            23,977
     Seche Environnement SA .........................................          3,547           160,903
    #Sechilienne SA .................................................         60,146         1,121,939
     Securidev SA ...................................................          2,500           126,338
    #Sequana SA .....................................................         46,996           287,618
    *Societe Anonyme d'Explosifs et de Produits Chimiques SA ........            524           160,497
     Societe BIC SA .................................................         74,331         6,633,340
     Societe d'Edition de Canal Plus SA .............................        306,742         1,865,560
     Societe des Bains de Mer et du Cercle des Etrangers a Monaco
        SA ..........................................................         46,150         2,561,492
     Societe Internationale de Plantations d'Heveas SA ..............          2,482           271,427
     Societe Pour l'Informatique Industrielle SA ....................         40,908           265,159
    *Societe Television Francaise 1 SA ..............................        204,984         2,752,300
   #*Soitec SA ......................................................        383,996         1,916,259
     Somfy SA .......................................................         21,738         5,182,199
     Sopra Group SA .................................................         22,982         1,457,404
    *Spir Communication SA ..........................................            934            35,300
   #*ST Dupont SA ...................................................         88,031            56,001
    *Stallergenes SA ................................................            846            55,075
   #*Ste Industrielle d'Aviation Latecoere SA .......................         12,186           148,567
     STEF-TFE SA ....................................................         29,121         1,471,842
    *Store Electronic SA ............................................            118             1,723
     Sucriere de Pithiviers Le Vieil SA .............................          1,745         3,986,931
    *Sword Group SA .................................................         10,447           188,315
     Synergie SA ....................................................         54,902           686,065
   #*Technicolor SA .................................................        321,494           870,458
     Teleperformance SA .............................................        181,538         3,833,091
     Tessi SA .......................................................          5,050           438,404
   #*Theolia SA .....................................................        264,526           375,863
     Tonnellerie Francois Freres SA .................................          3,839           149,638
     Total Gabon SA .................................................            523           220,112
     Touax SA .......................................................          1,317            43,476
     Toupargel Groupe SA ............................................            111             1,764
   #*Transgene SA ...................................................         11,052           133,620
     Trigano SA .....................................................         23,420           426,789
   #*UbiSoft Entertainment SA .......................................        225,444         1,350,483
     Union Financiere de France Banque SA ...........................         16,828           499,552
     Valeo SA .......................................................        229,231        11,506,324
     Viel et Compagnie SA ...........................................        158,130           631,851
    #Vilmorin & Cie SA ..............................................         20,195         2,218,324
     Virbac SA ......................................................         17,494         3,022,271
   #*Vivalis SA .....................................................         11,168            92,255

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
FRANCE -- (Continued)
     VM Materiaux SA ................................................          6,914   $       292,803
     Vranken Pommery Monopole SA ....................................         14,162           574,879
     Zodiac Aerospace SA ............................................         89,170         6,991,700
    *Zueblin Immobiliere France SA ..................................          1,365             5,037
                                                                                       ---------------
TOTAL FRANCE ........................................................                      233,106,001
                                                                                       ---------------
GERMANY -- (12.8%)
     A.S. Creation Tapeton AG .......................................          6,853           218,222
    *AAP Implantate AG ..............................................         47,250            59,408
    *Aareal Bank AG .................................................        423,110         8,478,484
    *Abwicklungsgesellschaft Roesch AG Medizintechnik ...............          7,300               283
   #*ADVA AG Optical Networking .....................................        128,074           756,576
     AGROB Immobilien AG ............................................          5,800            70,947
   #*Air Berlin P.L.C. ..............................................        117,774           430,956
    #Aixtron SE .....................................................        314,748         4,456,496
    *Aligna AG ......................................................        318,087            11,444
    *Allgeier Holding AG ............................................          1,692            26,143
     Amadeus Fire AG ................................................         16,192           619,125
    *Andreae-Noris Zahn AG ..........................................         26,412         1,044,867
   #*Asian Bamboo AG ................................................         29,133           432,614
     AUGUSTA Technologie AG .........................................         28,595           621,970
     Aurubis AG .....................................................        152,783         8,620,221
     Baader Bank AG .................................................        132,511           400,304
   #*Balda AG .......................................................        127,634           905,048
     Bauer AG .......................................................         22,556           520,127
    #BayWa AG .......................................................         20,761           914,150
     Bechtle AG .....................................................         41,242         1,538,538
    #Bertrandt AG ...................................................         23,001         1,289,810
    *Beta Systems Software AG .......................................          8,550            21,941
     Bilfinger Berger SE ............................................        162,980        14,547,368
    *Biolitec AG ....................................................         26,843            82,863
     Biotest AG .....................................................         20,784         1,194,442
    *BKN International AG ...........................................         33,408               786
    *BMP Media Vestors AG ...........................................         43,506            40,090
    *Borussia Dortmund GmbH & Co. KGaA ..............................        208,512           620,368
    #Carl Zeiss Meditec AG ..........................................         86,687         1,651,939
    *CAT Oil AG .....................................................         47,541           304,367
     Celesio AG .....................................................        119,149         1,879,200
     CENIT AG .......................................................          1,487             9,952
    *Centrosolar Group AG ...........................................         20,542            51,986
     Centrotec Sustainable AG .......................................         42,634           827,207
    #Centrotherm Photovoltaics AG ...................................         28,152           531,158
     Cewe Color Holding AG ..........................................         15,268           593,663
    *Colonia Real Estate AG .........................................          2,965            13,909
    #Comdirect Bank AG ..............................................        139,558         1,440,160
    #CompuGroup Medical AG ..........................................         14,015           180,363
   #*Conergy AG .....................................................        221,174            94,603
   #*Constantin Medien AG ...........................................        359,780           747,892
     CropEnergies AG ................................................         53,810           396,220
     CTS Eventim AG .................................................        106,100         3,507,457
    *Curanum AG .....................................................        100,137           297,139
     DAB Bank AG ....................................................        130,043           556,485
     Data Modul AG ..................................................         11,455           194,882
     Delticom AG ....................................................          6,024           671,218
     Deufol AG ......................................................        113,203           171,620
     Deutsche Beteiligungs AG .......................................         29,695           634,475
     Deutsche Wohnen AG .............................................        194,621         2,865,477
    *Deutz AG .......................................................        263,835         1,649,888
   #*Dialog Semiconductor P.L.C. ....................................        166,323         3,201,672
     DIC Asset AG ...................................................         13,115           119,630
     Dierig Holding AG ..............................................         10,500           170,932

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
    #Douglas Holding AG .............................................        105,346   $     4,255,553
     Dr. Hoenle AG ..................................................         14,858           217,100
     Draegerwerk AG & Co. KGaA ......................................            921            73,157
     Drillisch AG ...................................................        158,285         1,810,038
     Duerr AG .......................................................         36,111         1,574,362
     DVB Bank SE ....................................................        173,470         5,679,236
     Eckert & Ziegler AG ............................................          6,924           254,562
    #Elmos Semiconductor AG .........................................         34,592           369,172
    #ElreingKlinger AG ..............................................        105,909         2,922,403
   #*Epigenomics AG .................................................          5,535            31,228
     Erlus AG .......................................................          2,970           121,100
   #*Euromicron AG ..................................................          6,147           172,172
     Euwax AG .......................................................         17,978         1,220,218
    *Evotec AG ......................................................      1,165,338         3,901,874
    #Fielmann AG ....................................................         52,283         5,493,398
    *First Sensor AG ................................................          3,931            54,693
    *FJA AG .........................................................            217               463
    #Freenet AG .....................................................        372,758         4,805,524
    #Fuchs Petrolub AG ..............................................        139,623         6,591,425
   #*GAGFAH SA ......................................................        281,532         1,803,131
     GBW AG .........................................................         28,417           673,744
     Gerresheimer AG ................................................         89,828         3,980,890
     Gerry Weber International AG ...................................         89,108         2,766,373
    *Gesco AG .......................................................         10,010           807,227
     GFK SE .........................................................         72,083         3,333,216
     GFT Technologies AG ............................................         66,050           251,872
   #*Gigaset AG .....................................................        125,274           447,806
    *Gildemeister AG ................................................        120,934         1,756,181
   #*Grammer AG .....................................................         32,013           586,614
     Grenkeleasing AG ...............................................         33,471         1,842,093
     H&R AG .........................................................         21,428           467,355
     Hamborner REIT AG ..............................................         28,257           245,966
    #Hamburger Hafen und Logistik AG ................................         55,006         1,691,178
   #*Hansa Group AG .................................................        146,815           807,804
     Hawesko Holding AG .............................................         19,463           899,359
   #*Heidelberger Druckmaschinen AG .................................        734,833         1,443,449
    *Homag Group AG .................................................         13,586           158,895
    *IKB Deutsche Industriebank AG ..................................         21,843            14,840
     Indus Holding AG ...............................................         45,532         1,188,274
     Innovation in Traffic Systems AG ...............................         23,949           569,632
    #Interseroh SE ..................................................         21,642         1,517,948
   #*Intershop Communications AG ....................................         62,598           211,747
     Isra Vision Systems AG .........................................         10,917           241,656
    *IVG Immobilien AG ..............................................        480,972         2,143,529
    *Jenoptik AG ....................................................        162,963         1,076,789
    *Kampa AG .......................................................         35,505             3,193
     Kloeckner & Co. SE .............................................        341,221         5,085,802
    #Koenig & Bauer AG ..............................................          6,358            99,664
     Kontron AG .....................................................        189,937         1,344,350
    #Krones AG ......................................................         72,618         3,701,907
     KSB AG .........................................................          3,584         2,270,480
   #*Kuka AG ........................................................        102,786         1,955,717
     KWS Saat AG ....................................................         17,224         3,512,270
     Leifheit AG ....................................................         12,500           286,178
     Leoni AG .......................................................        115,635         4,827,488
    *Loewe AG .......................................................         25,187           109,636
    #LPKF Laser & Electronics AG ....................................         20,347           287,806
   #*Manz AG ........................................................          5,470           164,546
   #*Masterflex AG ..................................................         19,347           138,096
    *Maxdata Computer AG ............................................         94,120            15,758
     Mediclin AG ....................................................        119,554           619,472

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
   #*Medigene AG ....................................................         87,499   $       117,182
    #Mensch und Maschine Software AG ................................         27,532           188,118
    #MLP AG .........................................................        216,957         1,459,522
    *Mobotix AG .....................................................            562            50,119
    *Mologen AG .....................................................         24,513           249,631
    *Morphosys AG ...................................................         62,322         1,518,325
   #*MPC Muenchmeyer Petersen Capital AG ............................          5,101            13,949
     MTU Aero Engines Holding AG ....................................        176,697        11,832,506
    #Muehlbauer Holding & Co. AG ....................................         14,905           567,892
    #MVV Energie AG .................................................        114,055         3,783,688
     Nemetschek AG ..................................................         24,668           948,576
    *Nexus AG .......................................................         33,813           319,348
   #*Nordex SE ......................................................        126,718           783,583
    #OHB AG .........................................................         35,659           615,302
     Oldenburgische Landesbank AG ...................................          4,234           178,050
     P&I Personal & Informatik AG ...................................         17,889           653,220
    *Patrizia Immobilien AG .........................................         34,823           190,877
     Pfeiffer Vacuum Technology AG ..................................         34,071         3,443,404
    *Pfleiderer AG ..................................................        108,541            57,393
   #*Phoenix Solar AG ...............................................         15,055           105,587
     PNE Wind AG ....................................................        167,451           377,286
    #Praktiker AG ...................................................        195,237           772,922
     Progress-Werk Oberkirch AG .....................................          6,250           282,853
    #PSI AG Gesellschaft Fuer Produkte und Systeme der
        Informationstechnologie .....................................         30,993           729,187
     PVA TePla AG ...................................................         46,019           226,459
   #*Q-Cells SE .....................................................        226,583           224,988
    *QSC AG .........................................................        306,094         1,006,197
     R Stahl AG .....................................................         14,410           471,760
    #Rational AG ....................................................         15,420         3,550,159
    *REALTECH AG ....................................................         13,541           108,061
     Renk AG ........................................................         18,838         1,757,478
     Repower Systems SE .............................................          4,765           943,176
     Rheinmetall AG .................................................        126,352         6,700,932
     Rhoen-Klinikum AG ..............................................        406,308         8,107,235
    *Roth & Rau AG ..................................................            216             6,538
     Ruecker AG .....................................................         18,949           256,202
     S.A.G. Solarstrom AG ...........................................         21,788           103,389
    *SAF-Holland SA .................................................         54,481           335,967
     Schaltbau Holding AG ...........................................          1,557           164,894
    *Sedo Holding AG ................................................         69,691           212,626
     Sektkellerei Schloss Wachenheim AG .............................         14,520           148,608
    *SER Systems AG .................................................          9,400               221
   #*SGL Carbon SE ..................................................        229,387        14,257,094
   #*Singulus Technologies AG .......................................        236,814           900,922
     Sinner AG ......................................................          2,660            51,872
     Sixt AG ........................................................         81,198         1,705,464
    *SKW Stahl-Metallurgie Holding AG ...............................         14,708           296,064
    *Sky Deutschland AG .............................................      1,051,866         3,099,550
    *SM Wirtschaftsberatungs AG .....................................         18,841           123,182
   #*SMA Solar Technology AG ........................................         13,470           809,594
   #*SMT Scharf AG ..................................................            942            27,012
     Software AG ....................................................        192,899         7,988,782
   #*Solar Millennium AG ............................................         34,471           109,214
    *Solar-Fabrik AG ................................................         13,966            45,826
    #Solarworld AG ..................................................        285,203         1,391,755
    *Solon SE .......................................................         24,350            44,513
     Stada Arzneimittel AG ..........................................        185,987         4,492,842
     STINAG Stuttgart Invest AG .....................................         35,003           772,648
     Stoehr & Co. AG ................................................          6,000            27,892
     STRATEC Biomedical AG ..........................................         27,909         1,133,004
    *Sunways AG .....................................................         15,188            45,890

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GERMANY -- (Continued)
   #*Suss Microtec AG ...............................................         59,969   $       628,585
     Symrise AG .....................................................        330,233         8,548,072
     Syzygy AG ......................................................         30,656           143,426
    *TAG Immobilien AG ..............................................        137,518         1,174,133
     Takkt AG .......................................................        126,507         1,608,901
    *TDS Informationstechnologie AG .................................         89,063           506,290
     Telegate AG ....................................................         16,807           136,537
    *Tipp24 SE ......................................................          7,589           353,250
   #*Tom Tailor Holding AG ..........................................          6,943           108,028
     Tomorrow Focus AG ..............................................        113,715           605,594
   #*TUI AG .........................................................        468,655         3,056,971
     UMS United Medical Systems International AG ....................          7,531            63,493
     UmweltBank AG ..................................................         17,805           587,925
     United Internet AG .............................................         11,771           231,962
     VBH Holding AG .................................................          9,415            47,647
   #*Verbio AG ......................................................         50,804           235,272
    #Vossloh AG .....................................................         37,975         3,970,068
     VTG AG .........................................................         28,856           578,606
    #Wacker Neuson SE ...............................................         42,575           529,689
    *Wanderer-Werke AG ..............................................          7,903               774
     Washtec AG .....................................................          1,318            16,738
     Wincor Nixdorf AG ..............................................        119,287         6,679,841
     Wirecard AG ....................................................        284,730         4,528,892
     Wuerttembergische Lebensversicherung AG ........................         27,308           553,478
     Wuerttembergische Metallwarenfabrik AG .........................         29,451         1,153,409
    #XING AG ........................................................          5,288           442,458
     Zhongde Waste Technology AG ....................................          4,008            29,905
   #*zooplus AG .....................................................          2,612           215,522
                                                                                       ---------------
TOTAL GERMANY .......................................................                      293,206,690
                                                                                       ---------------
GREECE -- (1.9%)
    *Aegean Airlines S.A. ...........................................          5,746            12,689
    *Aegek S.A. .....................................................        120,000            13,791
    *Agricultural Bank of Greece S.A. ...............................         75,249            25,128
    *Alfa Alfa Energy S.A. ..........................................          3,810             7,328
    *Alpha Bank A.E .................................................        584,671           777,542
    *Alumil Aluminum Industry S.A. ..................................         48,665            19,558
    *Alysida S.A. ...................................................          2,376             6,546
    *Anek Lines S.A. ................................................        504,442            68,374
    *Astir Palace Hotels S.A. .......................................         93,886           245,842
    *Athens Medical Center S.A. .....................................        150,874            70,435
    *Atlantic Supermarkets S.A. .....................................         34,730             3,844
    *Attica Bank S.A. ...............................................        184,869            57,388
    *Atti-Kat S.A. ..................................................         56,554             1,562
    *Autohellas S.A. ................................................         83,520           145,437
    *Babis Vovos International Construction S.A. ....................         59,807            37,814
    *Balafas S.A. ...................................................         15,200             3,996
    *Balkan Real Estate S.A. ........................................          5,450             2,839
    *Bank of Cyprus Public Co., Ltd. S.A. ...........................      2,310,600         3,164,144
     Bank of Greece S.A. ............................................        133,571         2,733,471
    *Daios Plastics S.A. ............................................         16,350           138,003
    *Diagnostic & Therapeutic Center of Athens Hygeia S.A. ..........        275,576           113,477
    *EFG Eurobank Ergasias S.A. .....................................        971,907           892,581
    *Elastron S.A. ..................................................         97,711            59,022
    *ElbisCo. Holding S.A. ..........................................         28,098            20,962
     Elektrak S.A. ..................................................         37,647            77,653
    *Elektroniki Athinon S.A. .......................................         22,490             2,816
     Ellaktor S.A. ..................................................        522,735           973,263
    *Elval - Hellenic Aluminium Industry S.A. .......................         28,590            54,908
    *Etma Rayon S.A. ................................................         11,242            21,933
     Euro Reliance General Insurance Co. S.A. .......................         54,730            31,601

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
    *Euromedica S.A. ................................................         33,079   $        16,962
     EYDAP Athens Water Supply & Sewage Co. S.A. ....................        108,270           444,878
    *F.G. Europe S.A. ...............................................          4,536             2,798
    *Folli Follie Group S.A. ........................................        115,021         1,385,132
    *Forthnet S.A. ..................................................        254,703            55,460
    *Fourlis Holdings S.A. ..........................................        146,787           632,380
     Frigoglass S.A. ................................................        112,792           887,078
     GEK Terna S.A. .................................................        296,155           408,024
    *Geniki Bank S.A. ...............................................         31,074            12,189
    *Halkor S.A. ....................................................        226,556           210,248
    *Hellenic Cables S.A. ...........................................         65,236           133,636
     Hellenic Exchanges S.A. ........................................        251,904         1,230,463
     Hellenic Petroleum S.A. ........................................        324,378         2,842,377
    *Hellenic Sugar Industry S.A. ...................................         78,005           110,069
    *Hellenic Telecommunication Organization Co. S.A. ...............        233,793         1,286,395
    *Heracles General Cement Co. S.A. ...............................         77,436           222,291
    *Iaso S.A. ......................................................        206,042           210,234
     Inform P. Lykos S.A. ...........................................         32,660            34,198
    *Informatics S.A. ...............................................          3,778             1,621
    *Intracom Holdings S.A. .........................................        315,975           109,416
    *Intracom Technical & Steel Constructions S.A. ..................         75,202            45,000
     Intralot S.A.-Integrated Lottery Systems & Services ............        431,249           619,603
    *Ionian Hotel Enterprises S.A. ..................................         16,914           327,605
    *Ipirotiki Software & Publications S.A. .........................         22,110            59,352
     JUMBO S.A. .....................................................        277,018         1,501,458
     Karelia Tobacco Co., Inc. S.A. .................................          5,787           463,660
    *Kathimerini Publishing S.A. ....................................         47,170           209,162
    *Lambrakis Press S.A. ...........................................        115,149            17,343
    *Lamda Development S.A. .........................................            905             3,572
    *Lan-Net S.A. ...................................................         12,688            21,068
    *Lavipharm S.A. .................................................         65,331            21,541
     Loulis Mills S.A. ..............................................         41,702            84,062
    *Marfin Investment Group S.A. ...................................      2,342,108         1,269,365
    *Marfin Popular Bank PCL ........................................      3,674,665         1,253,209
     Metka S.A. .....................................................         99,168           927,459
    *Michaniki S.A. .................................................        158,545            30,228
     Motor Oil (Hellas) Corinth Refineries S.A. .....................        184,802         1,662,678
    *Mytilineos Holdings S.A. .......................................        340,799         1,575,081
    *Neorion Holdings S.A. ..........................................         14,991             1,694
     OPAP S.A. ......................................................          4,388            50,679
    *Pegasus Publishing S.A. ........................................         94,144            65,667
    *Piraeus Bank S.A. ..............................................      4,630,988         1,320,799
     Piraeus Port Authority S.A. ....................................         19,885           320,580
    *Promota Hellas S.A. ............................................          8,860             2,820
    *Proton Bank S.A. ...............................................        141,214                --
     Public Power Corp. S.A. ........................................        306,969         2,618,062
    *Real Estate Development & Services S.A. ........................         94,497            86,541
     S&B Industrial Minerals S.A. ...................................         68,336           372,538
    *Sarantis S.A. ..................................................         74,884           214,257
    *Selected Textile S.A. ..........................................         67,947            33,585
    *Sfakianakis S.A. ...............................................         17,776            25,622
    *Sidenor Steel Products Manufacturing Co. S.A. ..................        203,373           496,523
    *Spyroy Agricultural Products S.A. ..............................         61,348            34,568
    *T Bank S.A. ....................................................        228,007             5,885
    *Technical Olympic S.A. .........................................          2,237             4,108
    *Teletypos S.A. Mega Channel ....................................         77,669            50,665
     Terna Energy S.A. ..............................................        118,894           299,575
    *Themeliodomi S.A. ..............................................         37,422            19,159
     Thessaloniki Port Authority S.A. ...............................          6,936            98,834
     Thessaloniki Water Supply & Sewage Co. S.A. ....................         11,146            47,899
     Thrace Plastics Co. S.A. .......................................        102,616            62,766

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
GREECE -- (Continued)
     Titan Cement Co. S.A. ..........................................        190,572   $     3,680,333
    *TT Hellenic Postbank S.A. ......................................        695,353           342,657
    *Varvaressos S.A. European Spinning Mills .......................         36,350             3,687
    *ViohalCo. S.A. .................................................        603,593         2,714,599
                                                                                       ---------------
TOTAL GREECE ........................................................                       43,085,344
                                                                                       ---------------
IRELAND -- (2.9%)
     Abbey P.L.C. ...................................................         84,370           617,526
    *Aer Lingus Group P.L.C. ........................................        763,185           760,367
    *Allied Irish Banks P.L.C. ......................................        279,051            38,612
    *Aminex P.L.C. ..................................................        496,086            27,240
     C&C Group P.L.C. (B010DT8) .....................................        399,607         1,597,731
     C&C Group P.L.C. (B011Y09) .....................................      1,014,594         4,086,189
     DCC P.L.C. .....................................................        308,989         8,564,908
     DCC P.L.C. (4189477) ...........................................         18,170           502,707
     Donegal Creameries P.L.C. ......................................         26,085           123,060
     Dragon Oil P.L.C. ..............................................      1,339,680        12,083,896
    *Elan Corp. P.L.C. ..............................................         74,754           886,522
     FBD Holdings P.L.C. ............................................        125,728         1,122,829
     Fyffes P.L.C. ..................................................      1,020,533           560,501
     Glanbia P.L.C. (0066950) .......................................        700,613         4,558,021
     Glanbia P.L.C. (4058629) .......................................         69,229           451,926
     Grafton Group P.L.C. ...........................................        555,000         2,141,482
     Greencore Group P.L.C. (0386410) ...............................      1,129,199         1,139,245
     Greencore Group P.L.C. (5013832) ...............................        347,358           348,130
     IFG Group P.L.C. ...............................................        337,495           521,977
    *Independent News & Media P.L.C. (B59HWB1) ......................        387,242           148,084
    *Independent News & Media P.L.C. (B5TR5N4) ......................        318,060           122,262
     Irish Continental Group P.L.C. .................................         91,000         1,859,741
    *Kenmare Resources P.L.C. (0487948) .............................      4,136,548         2,736,956
    *Kenmare Resources P.L.C. (4490737) .............................        314,971           203,742
     Kingspan Group P.L.C. (0492793) ................................        351,640         3,127,188
     Kingspan Group P.L.C. (4491235) ................................         66,637           592,012
    *McInerney Holdings P.L.C. ......................................        697,135            38,199
     Paddy Power P.L.C. .............................................        180,573         9,997,277
     Paddy Power P.L.C. (4828974) ...................................         10,071           553,966
    *Providence Resources P.L.C. ....................................         62,580           182,712
    *Smurfit Kappa Group P.L.C. .....................................        456,586         3,131,024
  Total Produce P.L.C. ..............................................        871,395           461,084
     United Drug P.L.C. (3302480) ...................................        820,214         2,555,475
    *United Drug P.L.C. (3335969) ...................................         53,080           163,805
                                                                                       ---------------
TOTAL IRELAND .......................................................                       66,006,396
                                                                                       ---------------
ISRAEL -- (2.4%)
    *Africa Israel Investments, Ltd. ................................        254,834         1,034,089
    *Africa Israel Properties, Ltd. .................................         31,703           310,312
     Africa Israel Residences, Ltd. .................................            594             6,855
    *Airport City, Ltd. .............................................         54,010           235,029
     Alon Holdings Blue Square Israel, Ltd. .........................         44,917           264,107
    *AL-ROV Israel, Ltd. ............................................         15,025           380,219
     Alrov Properties & Lodgings, Ltd. ..............................          3,721            63,597
    *Alvarion, Ltd. .................................................        186,966           216,515
     Amot Investments, Ltd. .........................................         65,457           179,523
    *AudioCodes, Ltd. ...............................................        159,083           565,068
     Avgol Industries 1953, Ltd. ....................................        166,877           128,612
    *Azorim Investment Development & Construction Co., Ltd. .........            189               306
     Bayside Land Corp. .............................................          2,122           453,461
    *Big Shopping Centers 2004, Ltd. ................................          1,832            41,405
    *Biocell, Ltd. ..................................................         16,731           120,160
    *BioLineRX, Ltd. ................................................        535,468           208,989
    *Blue Square Real Estate, Ltd. ..................................          3,782            76,007

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
     British Israel Investments, Ltd. ...............................         27,461   $        98,021
    *Ceragon Networks, Ltd. .........................................         18,636           188,088
    *Clal Biotechnology Industries, Ltd. ............................        146,663           768,797
     Clal Industries & Investments, Ltd. ............................        285,112         1,344,286
     Clal Insurance Enterprises Holdings, Ltd. ......................         83,321         1,449,025
    *Compugen, Ltd. .................................................         27,479           116,894
     Delek Automotive Systems, Ltd. .................................        107,838           825,670
     Delta-Galil Industries, Ltd. ...................................         14,983            96,621
     Direct Insurance - I.D.I. Insurance Co., Ltd. ..................         30,880            69,747
     DS Apex Holdings, Ltd. .........................................         38,130           191,962
    *El Al Israel Airlines, Ltd. ....................................        738,714           150,487
    *Elbit Medical Imaging, Ltd. ....................................         53,265           243,918
    *Electra Real Estate, Ltd. ......................................         19,237            62,219
     Electra, Ltd. ..................................................          4,994           481,773
    *Elron Electronic Industries, Ltd. ..............................         57,768           229,334
    *Evogene, Ltd. ..................................................         54,299           221,869
    *EZchip Semiconductor, Ltd. .....................................         49,025         1,750,412
    *First International Bank of Israel, Ltd. .......................         98,118         1,022,471
     FMS Enterprises Migun, Ltd. ....................................         10,300           182,530
     Formula Systems (1985), Ltd. ...................................         36,549           567,191
     Frutarom Industries, Ltd. ......................................        162,348         1,492,233
     Fundtech, Ltd. .................................................         10,817           246,915
    *Gilat Satellite Networks, Ltd. .................................         73,122           281,937
    *Given Imaging, Ltd. ............................................         31,987           489,864
     Golf & Co., Ltd. ...............................................         57,649           258,994
     Granite Hacarmel Investments, Ltd. .............................        144,714           230,346
    *Hadera Paper, Ltd. .............................................          9,516           461,070
     Harel Insurance Investments & Finances, Ltd. ...................         34,332         1,484,675
    *Hot Telecommunications Systems, Ltd. ...........................         92,836         1,219,074
    *Industrial Building Corp., Ltd. ................................        195,485           334,312
    *Israel Cold Storage & Supply Co., Ltd. .........................          1,076            12,000
    *Israel Discount Bank, Ltd. Series A ............................        971,957         1,606,586
     Israel Land Development Co., Ltd. (The) ........................         22,615           162,064
     Ituran Location & Control, Ltd. ................................         84,441         1,098,297
    *Jerusalem Oil Exploration, Ltd. ................................         29,594           458,205
    *Kamada, Ltd. ...................................................        110,315           670,511
     Kardan Vehicle, Ltd. ...........................................            293             2,184
   #*Kardan Yazamut .................................................         95,268            18,922
     Maabarot Products, Ltd. ........................................         21,999           206,094
    *Magic Software Enterprises, Ltd. ...............................          3,179            15,573
     Matrix IT, Ltd. ................................................        171,428           882,985
     Melisron, Ltd. .................................................         29,510           504,434
    *Mellanox Technologies, Ltd. ....................................         84,859         2,691,458
    *Menorah Mivtachim Holdings, Ltd. ...............................        101,061           910,500
     Migdal Insurance & Financial Holding, Ltd. .....................        934,324         1,347,925
     Mizrahi Tefahot Bank, Ltd. .....................................        163,782         1,409,308
    *Naphtha Israel Petroleum Corp., Ltd. ...........................        103,666           335,785
    *Neto Me Holdings, Ltd. .........................................          5,411           253,048
    *NICE Systems, Ltd. .............................................         32,666         1,163,358
    *NICE Systems, Ltd. Sponsored ADR ...............................         66,570         2,380,543
    *Nitsba Holdings 1995, Ltd. .....................................         72,932           624,071
    *Oil Refineries, Ltd. ...........................................      3,239,580         1,858,336
    *Orckit Communications, Ltd. ....................................         29,866            41,680
     Ormat Industries, Ltd. .........................................        293,852         1,782,334
     Osem Investments, Ltd. .........................................        101,782         1,410,121
     Paz Oil Co., Ltd. ..............................................         12,287         1,745,239
     Phoenix Holdings, Ltd. (The) ...................................        195,715           536,603
     Plasson Industries, Ltd. .......................................          3,838            88,756
    *RADVision, Ltd. ................................................         20,382           104,720
     Rami Levi Chain Stores Hashikma Marketing 2006, Ltd. ...........         27,880           915,597
    *Retalix, Ltd. ..................................................         65,875           976,818

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ISRAEL -- (Continued)
     Scailex Corp, Ltd. .............................................         29,002   $       239,584
     Shikun & Binui, Ltd. ...........................................        794,937         1,574,995
    *Space Communication, Ltd. ......................................         11,241           176,809
    *Strauss Group, Ltd. ............................................        122,758         1,612,205
    *Suny Electronic, Ltd. ..........................................         33,820           194,460
     Super-Sol, Ltd. Series B .......................................        368,517         1,589,740
    *Tower Semiconductor, Ltd. ......................................      1,325,086         1,060,838
     Union Bank of Israel, Ltd. .....................................        130,630           482,828
                                                                                       ---------------
TOTAL ISRAEL ........................................................                       53,990,503
                                                                                       ---------------
ITALY -- (7.1%)
     ACEA SpA .......................................................        280,731         2,128,447
     Acegas-APS SpA .................................................        110,973           577,582
    *Acotel Group SpA ...............................................            810            30,449
    *Aedes SpA ......................................................      1,412,879           163,532
   #*Aeffe SpA ......................................................         76,830            68,342
     Aeroporto de Firenze SpA .......................................         17,399           219,810
    #Alerion Cleanpower SpA .........................................         67,767           443,448
    #Amplifon SpA ...................................................        189,650           911,223
     Ansaldo STS SpA ................................................        321,559         3,401,940
     Arnoldo Mondadori Editore SpA ..................................        392,186           805,488
     Ascopiave SpA ..................................................        137,754           281,182
     Astaldi SpA ....................................................        228,281         1,343,734
     Autogrill SpA ..................................................        397,526         4,597,612
     Azimut Holding SpA .............................................        454,770         3,544,836
     Banca Carige SpA ...............................................         15,054            29,424
     Banca Finnat Euramerica SpA ....................................        685,945           324,098
    #Banca Generali SpA .............................................        140,519         1,404,887
     Banca IFIS SpA .................................................        102,347           589,422
    #Banca Piccolo Credito Valtellinese Scarl .......................        803,224         2,329,317
    #Banca Popolare dell'Emilia Romagna Scarl .......................        727,034         5,862,015
    *Banca Popolare dell'Etruria e del Lazio Scarl ..................        101,302           198,959
   #*Banca Popolare di Milano Scarl .................................      1,769,606         1,089,018
    #Banca Popolare di Sondrio Scarl ................................        922,722         7,039,189
     Banca Profilo SpA ..............................................        564,974           220,320
     Banco di Desio e della Brianza SpA .............................        232,296           993,539
    #Banco Popolare Scarl ...........................................      1,470,932         2,183,024
    #BasicNet SpA ...................................................        105,627           335,023
     Beghelli SpA ...................................................        427,981           289,407
    #Benetton Group SpA .............................................        220,256         1,267,220
    *Biesse SpA .....................................................         54,004           287,533
     Bonifica Terreni Ferraresi e Imprese Agricole SpA ..............         10,867           336,307
     Brembo SpA .....................................................        162,145         1,726,161
    *Brioschi Sviluppo Immobiliare SpA ..............................        174,780            28,970
    *Buongiorno SpA .................................................        395,420           552,002
   #*Buzzi Unicem SpA ...............................................        284,221         2,598,627
    #C.I.R. SpA - Compagnie Industriali Riunite .....................      1,614,226         3,227,320
     Cairo Communication SpA ........................................         28,815           115,978
     Caltagirone Editore SpA ........................................          6,120            10,906
     Caltagirone SpA ................................................        246,310           511,017
    *Carraro SpA ....................................................        113,633           365,322
     Cembre SpA .....................................................         40,330           411,439
     Cementir Holding SpA ...........................................        336,239           787,937
    *Class Editore SpA ..............................................        165,655            77,677
     Credito Artigiano SpA ..........................................        361,183           449,725
    #Credito Bergamasco SpA .........................................        129,374         3,607,577
     Credito Emiliano SpA ...........................................        376,390         1,600,976
     CSP International Fashion Group SpA ............................         13,481            16,365
    *Dada SpA .......................................................          6,181            19,760
    *d'Amico International Shipping S.A. ............................        133,519           106,589
    #Danieli & Co. SpA ..............................................         58,099         1,472,262

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
     Datalogic SpA ..................................................         37,322   $       279,272
     Davide Campari - Milano SpA ....................................        990,609         7,652,926
    *DeA Capital SpA ................................................        243,327           508,563
     De'Longhi SpA ..................................................        305,654         3,340,205
     DiaSorin SpA ...................................................         77,818         2,519,016
    *Digital Multimedia Technologies SpA ............................         39,294           976,316
    *EEMS Italia SpA ................................................        110,285           116,037
     Elica SpA ......................................................         44,844            63,993
     Emak SpA .......................................................         57,399           190,515
     Engineering Ingegneria Informatica SpA .........................          9,609           316,047
    #ERG SpA ........................................................        242,145         2,979,223
   #*ErgyCapital SpA ................................................          5,992             2,802
     Esprinet SpA ...................................................        104,855           429,422
   #*Eurotech SpA ...................................................        103,698           247,140
    #Falck Renewables SpA ...........................................        452,790           514,919
   #*Fiera Milano SpA ...............................................         37,863           205,156
    *Fondiaria - Sai SpA ............................................        366,128           804,393
    *Gas Plus SpA ...................................................            975             8,685
     Gefran SpA .....................................................         32,485           159,462
   #*Gemina SpA .....................................................      2,562,430         2,181,183
    #Geox SpA .......................................................        305,569         1,218,886
    *Gruppo Ceramiche Ricchetti SpA .................................        100,487            23,634
     Gruppo Editoriale L'Espresso SpA ...............................        670,242         1,183,843
     Gruppo MutuiOnline SpA .........................................         13,650            76,498
     Hera SpA .......................................................      1,822,830         2,980,482
    *I Grandi Viaggi SpA ............................................         98,547            99,939
     Immsi SpA ......................................................        743,533           643,590
     Impregilo SpA ..................................................      1,243,552         3,657,642
     Indesit Co. SpA ................................................        185,473         1,266,328
     Industria Macchine Automatiche SpA .............................         58,626         1,148,292
     Industria Romagnola Conduttori Elettrici SpA ...................         43,452           120,614
     Intek SpA ......................................................        267,440           141,990
     Interpump Group SpA ............................................        255,327         1,637,312
     Iren SpA .......................................................      1,758,434         2,126,950
     Isagro SpA .....................................................         10,591            42,951
    #Italcementi SpA ................................................        279,135         1,856,294
     Italmobiliare SpA ..............................................         46,873         1,312,573
   #*Juventus Football Club SpA .....................................        165,717           137,781
    *Kerself SpA ....................................................         38,610            91,300
     KME Group SpA ..................................................      1,654,192           749,042
    #Landi Renzo SpA ................................................        203,171           414,532
    *Lottomatica SpA ................................................        177,645         3,391,231
    #Maire Tecnimont SpA ............................................        601,549           991,702
    #Marcolin SpA ...................................................         60,205           324,783
   #*Mariella Burani SpA ............................................         32,721                --
     Marr SpA .......................................................        132,607         1,422,132
    *Mediolanum SpA .................................................        634,523         2,431,848
   #*Milano Assicurazioni SpA .......................................      1,476,243           629,543
    *Monrif SpA .....................................................        315,834           152,802
    *Montefibre SpA .................................................        135,004            24,463
     Nice SpA .......................................................         40,071           152,788
    *Pagnossin SpA ..................................................          9,000                --
    *PanariaGroup Industrie Ceramiche SpA ...........................         42,000            62,431
     Piaggio & C. SpA ...............................................        511,332         1,699,430
    *Pininfarina SpA ................................................         82,321           358,312
     Piquadro SpA ...................................................          7,354            19,107
     Pirelli & Co. SpA ..............................................        657,369         5,801,554
    *Poltrona Frau SpA ..............................................        140,932           169,192
    *Prelios SpA ....................................................      2,389,900           701,391
   #*Premafin Finanziaria SpA .......................................        961,257           311,954
     Prysmian SpA ...................................................        653,038         9,872,100

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
ITALY -- (Continued)
   #*RCS MediaGroup SpA .............................................        257,601   $       247,592
     Recordati SpA ..................................................        408,182         3,553,480
     Reply SpA ......................................................          8,854           206,486
    *Retelit SpA ....................................................        113,922            55,595
    *Richard-Ginori 1735 SpA ........................................         14,080             5,777
     Sabaf SpA ......................................................         24,109           462,369
     SAES Getters SpA ...............................................         30,068           256,967
    *Safilo Group SpA ...............................................        140,163         1,161,447
    *Saras SpA ......................................................      1,269,180         2,086,954
     SAVE SpA .......................................................          5,818            53,013
     Screen Service Broadcasting Technologies SpA ...................        152,715            74,504
   #*Seat Pagine Gialle SpA .........................................      2,988,837           162,776
    *Snai SpA .......................................................          2,304             7,257
     Societa Cattolica di Assicurazioni Scrl ........................        180,734         4,023,189
     Societa Iniziative Autostradali e Servizi SpA ..................        217,716         1,799,340
     Sogefi SpA .....................................................        186,290           645,002
     Sol SpA ........................................................        166,511         1,041,883
    *Sorin SpA ......................................................      1,139,193         2,381,133
   #*Stefanel SpA ...................................................        112,528            56,388
     Tamburi Investment Partners SpA ................................         36,591            74,511
   #*Telecom Italia Media SpA .......................................      1,206,455           279,265
   #*Tiscali SpA ....................................................      3,437,478           237,543
     Tod's SpA ......................................................         47,508         4,742,258
    #Trevi Finanziaria SpA ..........................................        138,583         1,545,232
    *Uni Land SpA ...................................................         51,835            36,149
    *Unipol Gruppo Finanziario SpA ..................................      3,245,411         1,330,744
     Vianini Industria SpA ..........................................         59,070            95,776
     Vianini Lavori SpA .............................................        175,180           953,600
     Vittoria Assicurazioni SpA .....................................        121,346           514,138
   #*Yoox SpA .......................................................        101,604         1,454,911
     Zignago Vetro SpA ..............................................         28,411           189,143
                                                                                       ---------------
TOTAL ITALY .........................................................                      163,659,870
                                                                                       ---------------
NETHERLANDS -- (4.6%)
     Aalberts Industries NV .........................................        384,012         6,753,750
     Accell Group NV ................................................         78,668         1,775,677
    *AFC Ajax NV ....................................................         18,134           167,210
   #*AMG Advanced Metallurgical Group NV ............................        103,749         1,282,116
    #Amsterdam Commodities NV .......................................         60,751           865,957
    #Arcadis NV .....................................................        193,913         3,803,206
    #ASM International NV ...........................................        205,174         5,776,428
    *Atag Group NV ..................................................          4,630             1,858
     Batenburg Beheer NV ............................................         10,306           270,948
    #BE Semiconductor Industries NV .................................        136,793           925,503
     Beter Bed Holding NV ...........................................         72,418         1,491,883
    *BinckBank NV ...................................................        184,527         2,140,578
     Brunel International NV ........................................         51,660         1,858,191
    *Crown Van Gelder NV ............................................         17,892            99,969
     CSM NV .........................................................        271,908         3,984,958
     Delta Lloyd NV .................................................         81,014         1,422,564
     DOCdata NV .....................................................         22,463           371,214
     Exact Holding NV ...............................................         61,464         1,622,329
     Fornix Biosciences NV ..........................................         22,083            17,869
    #Grontmij NV ....................................................         77,715         1,213,909
     Heijmans NV ....................................................         66,281         1,016,525
     Hunter Douglas NV ..............................................          3,870           177,370
    #Imtech NV ......................................................        272,621         8,053,728
   #*Kardan NV ......................................................         97,650           309,421
     KAS Bank NV ....................................................         50,870           625,853
    #Kendrion NV ....................................................         39,829         1,016,312
     Koninklijke Bam Groep NV .......................................        876,605         3,641,267

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
NETHERLANDS -- (Continued)
     Koninklijke Ten Cate NV ........................................        110,282   $     3,785,891
    *Koninklijke Wessanen NV ........................................        300,030         1,497,696
   #*LBi International NV ...........................................        148,925           321,706
     Macintosh Retail Group NV ......................................         51,332           820,320
     Mediq NV .......................................................        247,085         3,921,288
    #Nederlandsche Apparatenfabriek NV ..............................         28,810           818,076
     Nutreco NV .....................................................        145,366         9,658,003
   #*Ordina NV ......................................................        192,481           346,214
   #*Pharming Group NV ..............................................      1,152,540           144,135
     PostNL NV ......................................................        539,573         2,732,069
    *Punch Graphix NV ...............................................         60,525           234,771
    *Qurius NV ......................................................        233,092            52,115
    *Roto Smeets Group NV ...........................................         11,826           138,231
     Royal Reesink NV ...............................................          1,428           152,126
     SBM Offshore NV ................................................        563,703        12,385,902
     Sligro Food Group NV ...........................................         98,516         3,224,648
    *SNS Reaal Groep NV .............................................        507,589         1,414,884
    #Stern Groep NV .................................................          1,274            38,262
     Telegraaf Media Groep NV .......................................        163,704         2,249,826
     TKH Group NV ...................................................        129,083         3,182,637
   #*TomTom NV ......................................................        547,355         2,730,674
     Unit 4 NV ......................................................         83,556         2,365,988
     USG People NV ..................................................        237,495         2,103,513
    *Wavin NV .......................................................        168,212         1,245,448
                                                                                       ---------------
TOTAL NETHERLANDS ...................................................                      106,251,016
                                                                                       ---------------
NORWAY -- (2.8%)
    #ABG Sundal Collier Holding ASA .................................        743,363           535,122
    #Acta Holding ASA ...............................................        588,069           156,798
     AF Gruppen ASA .................................................          2,718            22,826
     Aker ASA Series A ..............................................          2,312            65,632
    #Aktiv Kapital ASA ..............................................         82,564           457,575
    *Algeta ASA .....................................................         77,466         2,698,938
     Arendals Fosse Kompani ASA .....................................            100            29,588
     Atea ASA .......................................................        246,557         2,176,477
     Austevoll Seafood ASA ..........................................        240,343           946,860
     Bonheur ASA ....................................................         68,100         1,513,613
     BW Offshore, Ltd. ASA ..........................................      1,004,602         1,875,108
    #BWG Homes ASA ..................................................        241,807           554,373
    *Camillo Eitze & Co. ASA ........................................         58,200             8,363
    *Cermaq ASA .....................................................        265,931         2,949,686
    *Clavis Pharma ASA ..............................................         21,574           162,834
    *Copeinca ASA ...................................................         76,559           494,036
    *Deep Sea Supply P.L.C. .........................................        337,427           485,507
   #*Det Norske Oljeselskap ASA .....................................        169,996         2,525,116
   #*DNO International ASA ..........................................      3,379,836         3,951,697
    *Dockwise, Ltd. .................................................         43,489           708,432
    *DOF ASA ........................................................        143,497           678,736
    *EDB ErgoGroup ASA ..............................................        266,739           502,911
    *Eitzen Chemical ASA ............................................        297,422            13,351
     Ekornes ASA ....................................................        109,590         2,233,718
    *Electromagnetic GeoServices ASA ................................        326,537           799,761
    *Eltek ASA ......................................................      1,292,456           739,558
     Farstad Shipping ASA ...........................................         59,843         1,636,954
    *Fornebu Utvikling ASA ..........................................        120,455            37,084
   #*Frontline, Ltd. ASA ............................................         60,211           306,393
     Ganger Rolf ASA ................................................         54,510         1,063,681
     Golar LNG, Ltd. ................................................         27,613         1,102,713
    #Golden Ocean Group, Ltd. .......................................        863,548           665,497
   #*Grieg Seafood ASA ..............................................        122,305            84,642
   #*Havila Shipping ASA ............................................         22,400           164,608

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
NORWAY -- (Continued)
   #*Hurtigruten ASA ................................................        608,100   $       356,974
    *Intex Resources ASA ............................................         45,445            35,782
    *Kongsberg Automotive Holding ASA ...............................      1,766,658           636,864
     Kongsberg Gruppen ASA ..........................................         26,196           561,514
    *Kverneland ASA .................................................        423,895           394,540
     Leroey Seafood Group ASA .......................................         39,304           608,181
    *Natural ASA ....................................................        388,026           107,494
    #Nordic Semiconductor ASA .......................................        537,446         1,335,778
   #*Norse Energy Corp. ASA .........................................      1,872,731            90,059
   #*Norske Skogindustrier ASA Series A .............................        541,477           304,776
     Northern Offshore, Ltd. ........................................        182,074           354,564
   #*Norwegian Air Shuttle ASA ......................................         75,844           992,473
   #*Norwegian Energy Co. ...........................................        720,771           772,986
    *Odfjell ASA Series A ...........................................        138,810           886,149
     Olav Thon Eiendomsselskap ASA ..................................         12,960         1,861,003
    *Opera Software ASA .............................................        295,148         1,328,200
   #*Panoro Energy ASA ..............................................        122,537           116,116
    *PCI Biotech ASA ................................................          3,357            22,535
    *Petrolia ASA ...................................................        707,748            71,167
   #*Photocure ASA ..................................................         33,562           222,648
    *Pronova BioPharma ASA ..........................................        669,131           601,362
     Prosafe ASA ....................................................        594,067         4,490,405
    *Q-Free ASA .....................................................         81,437           277,837
     Salmar ASA .....................................................         16,094            97,689
    *Scana Industrier ASA ...........................................        319,755           122,590
    *Seabird Exploration P.L.C. .....................................        215,858            12,647
   #*Sevan Marine ASA ...............................................      2,385,768           119,313
    *Siem Offshore, Inc. ASA ........................................        319,069           525,076
     Solstad Offshore ASA ...........................................         57,727           859,164
    *Songa Offshore SE ..............................................        845,806         3,384,848
     SpareBanken 1 SMN ..............................................        273,273         2,171,054
     Stolt-Nielsen, Ltd. ............................................         20,635           408,078
    #Tomra Systems ASA ..............................................        619,160         4,540,005
    *TTS Marine ASA .................................................         75,639           126,619
     Veidekke ASA ...................................................        327,908         2,257,287
     Wilh Wilhelmsen Holding ASA ....................................         62,749         1,518,111
                                                                                       ---------------
TOTAL NORWAY ........................................................                       64,920,076
                                                                                       ---------------
PORTUGAL -- (0.9%)
    #Altri SGPS SA ..................................................        441,547           720,999
   #*Banco BPI SA ...................................................      1,997,111         1,363,711
   #*Banco Comercial Portugues SA ...................................      8,314,951         1,759,203
    *Banif SGPS SA ..................................................        556,422           243,590
   #*Brisa SA .......................................................        680,569         2,316,341
     Corticeira Amorim SGPS SA ......................................        223,729           367,350
     Ibersol SGPS SA ................................................         20,401           145,513
    *Impresa SGPS SA ................................................        369,303           224,505
    *Investimentos Participacoes e Gestao SA ........................        232,518            51,478
    #Mota-Engil SGPS SA .............................................        359,581           511,963
     Novabase SGPS SA ...............................................         65,729           201,647
    *ParaRede SGPS SA ...............................................         66,955            13,944
     Portucel-Empresa Produtora de Pasta de Papel SA ................        815,988         2,047,587
     Redes Energeticas Nacionais SA .................................        647,384         1,872,701
    *Sag Gest - Solucoes Automovel Globais SGPS SA ..................        251,556           167,077
     Sociedade de Investimento e Gestao SGPS SA .....................        267,754         2,015,723
    *Sonae Capital SGPS SA ..........................................         41,386            13,641
   #*Sonae Industria SGPS SA ........................................        443,755           468,773
     Sonae SGPS SA ..................................................      2,981,987         2,147,036
     Sonaecom SGPS SA ...............................................        565,634         1,010,176
    *Sumol & Compal SA ..............................................         67,967           116,884
     Teixeira Duarte SA .............................................        734,737           202,102

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PORTUGAL -- (Continued)
     Toyota Caetano Portugal SA .....................................         53,308   $       274,396
    #Zon Multimedia Servicos de Telecomunicacoes e Multimedia
        SGPS SA .....................................................        621,293         1,934,469
                                                                                       ---------------
TOTAL PORTUGAL ......................................................                       20,190,809
                                                                                       ---------------
SPAIN -- (5.4%)
    #Abengoa SA .....................................................        168,206         3,907,675
    *Adolfo Dominguez SA ............................................         20,351           165,367
    #Almirall SA ....................................................        176,170         1,310,746
   #*Amper SA .......................................................         96,925           292,226
    #Antena 3 de Television SA ......................................        279,539         1,673,804
    *Azkoyen SA .....................................................         70,532           165,328
     Banco de Sabadell SA Convertible Shares ........................        212,446           180,786
   #*Banco de Valencia SA ...........................................        535,721           653,874
    #Banco Pastor SA ................................................        343,327         1,612,771
    #Bankinter SA ...................................................      1,006,147         6,142,583
    *Baron de Ley SA ................................................         13,910           837,884
    #Bolsas y Mercados Espanoles SA .................................        236,082         6,761,301
    #Caja de Ahorros del Mediterraneo SA ............................        116,412           225,159
     Campofrio Food Group SA ........................................         95,179           808,811
   #*Cementos Portland Valderrivas SA ...............................         45,565           630,875
   #*Cie Automotive SA ..............................................        114,494           946,543
   #*Codere SA ......................................................         64,206           734,306
     Compania Vinicola del Norte de Espana SA .......................         16,119           334,398
     Construcciones y Auxiliar de Ferrocarriles SA ..................          7,518         3,987,969
    *Corporacion Dermoestetica SA ...................................         21,236            23,948
   #*Deoleo SA ......................................................      1,371,618           689,867
     Dinamia Capital Privado Sociedad de Capital Riesgo SA ..........         19,817           114,501
    *Dinamia Capital Privado Sociedad de Capital Riesgo SA Issue-11
        Shares ......................................................            396             2,279
     Duro Felguera SA ...............................................        276,209         1,847,835
     Ebro Foods SA ..................................................        340,839         6,906,928
    #Elecnor SA .....................................................        198,254         2,689,202
    *Ercros SA ......................................................        291,279           354,757
    #Faes Farma SA ..................................................        602,381         1,233,624
    *Fersa Energias Renovables SA ...................................         87,062            97,248
     Fluidra SA .....................................................         51,323           170,951
    #Fomento de Construcciones y Contratas SA .......................         69,047         1,787,511
     Gamesa Corp. Tecnologica SA ....................................      1,081,002         5,220,452
   #*General de Alquiler de Maquinaria SA ...........................         32,241            27,159
   #*Grifols SA .....................................................        457,616         8,508,217
     Grupo Catalana Occidente SA ....................................        166,328         3,065,280
    #Grupo Empresarial Ence SA ......................................        867,472         2,571,330
    *Grupo Ezentis SA ...............................................      1,009,562           205,531
    *Grupo Tavex SA .................................................        244,131           129,098
     Iberpapel Gestion SA ...........................................         25,850           480,563
    #Indra Sistemas SA ..............................................        371,374         6,222,848
   #*Inmobiliaria Colonial SA .......................................        108,920           469,229
     Inmobiliaria del Sur SA ........................................          2,902            26,635
   #*Jazztel P.L.C. .................................................        779,346         4,482,696
    *La Seda de Barcelona SA Series B ...............................     10,928,289           910,340
    #Laboratorios Farmaceuticos Rovi SA .............................         47,773           343,279
    #Mediaset Espana Comunicacion SA ................................        542,744         3,591,777
    #Melia Hotels International SA ..................................        214,757         1,574,444
     Miquel y Costas & Miquel SA ....................................         26,111           590,813
    *Miquel y Costas & Miquel SA Issue-11 Shares ....................          8,704           198,714
    *Natra SA .......................................................        109,456           153,307
   #*Natraceutical SA ...............................................        645,689           157,245
   #*NH Hoteles SA ..................................................        521,131         2,550,165
    *Nicolas Correa SA ..............................................         24,485            44,059
    #Obrascon Huarte Lain SA ........................................        156,289         4,357,796
     Papeles y Cartones de Europa SA ................................        226,938           903,774
     Pescanova SA ...................................................         43,729         1,506,251

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SPAIN -- (Continued)
     Prim SA ........................................................         39,424   $       212,268
   #*Promotora de Informaciones SA Series A .........................        910,275           939,749
    #Prosegur Cia de Seguridad SA ...................................         87,574         4,353,976
   #*Quabit Inmobiliaria SA .........................................        788,621           120,733
    *Realia Business SA .............................................        297,777           455,867
    *Renta Corp. Real Estate SA .....................................         20,828            32,994
   #*Reyal Urbis SA .................................................         24,393            20,455
    #Sacyr Vallehermoso SA ..........................................        311,251         2,173,551
    *Service Point Solutions SA .....................................        727,483           273,243
   #*Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA .        227,522           400,421
     Solaria Energia y Medio Ambiente SA ............................        231,009           475,448
    #Tecnicas Reunidas SA ...........................................         96,655         3,889,119
     Telecomunicaciones y Energia SA ................................        146,125           297,276
   #*Tubacex SA .....................................................        427,191         1,124,514
    *Tubos Reunidos SA ..............................................        416,951           987,043
     Unipapel SA ....................................................         47,385           833,989
   #*Vertice Trescientos Sesenta Grados SA ..........................         57,183            12,245
     Vidrala SA .....................................................         68,988         1,937,322
     Viscofan SA ....................................................        183,430         7,043,085
   #*Vocento SA .....................................................        196,990           525,313
   #*Vueling Airlines SA ............................................         60,195           424,830
   #*Zeltia SA ......................................................        637,268         1,459,246
                                                                                       ---------------
TOTAL SPAIN .........................................................                      123,574,746
                                                                                       ---------------
SWEDEN -- (8.3%)
     Aarhuskarlshamn AB .............................................         88,601         2,387,795
     Acando AB ......................................................        224,754           497,126
   #*Active Biotech AB ..............................................        145,913           653,209
    #AddNode AB .....................................................         16,806            75,800
     AddTech AB Series B ............................................         64,026         1,445,596
     AF AB Series B .................................................        109,179         1,839,246
   #*Alliance Oil Co., Ltd. GDR .....................................        168,037         2,172,448
    *Anoto Group AB .................................................         80,683            34,712
     Aros Quality Group AB ..........................................         41,400           294,159
     Atrium Ljungberg AB Series B ...................................         25,834           297,830
     Avanza Bank Holding AB .........................................         67,915         1,810,634
     Axfood AB ......................................................         93,882         3,560,096
     Axis Communications AB .........................................        183,851         4,084,033
    #B&B Tools AB Series B ..........................................         92,589           845,933
    *BE Group AB ....................................................        170,187           653,476
    #Beiger Electronics AB ..........................................         53,856           508,196
    #Beijer Alma AB .................................................         62,074         1,164,201
     Bergs Timber AB Series B .......................................         10,861            22,390
    *Betsson AB .....................................................        104,736         2,465,556
     Bilia AB Series A ..............................................        113,425         1,650,971
     Billerud AB ....................................................        355,810         2,763,255
     BioGaia AB Series B ............................................         45,558         1,151,545
    *BioInvent International AB .....................................        152,143           423,176
     Biotage AB .....................................................        143,915           115,725
    *Bjorn Borg AB ..................................................         64,280           378,730
    *Black Earth Farming, Ltd. ......................................         44,076           130,135
     Bong Ljungdahl AB ..............................................         24,800            93,906
    *Boras Waefveri AB Series B .....................................          6,564             1,329
     Brinova Fastigheter AB .........................................             98             1,481
    *Bure Equity AB .................................................        284,971           840,588
    *Byggmax Group AB ...............................................          1,100             5,147
    #Cantena AB .....................................................         56,762           578,661
    *Castellum AB ...................................................        548,218         7,421,699
    *Catella AB .....................................................        226,140           290,128
    *CDON Group AB ..................................................         11,067            55,966
    #Clas Ohlson AB Series B ........................................        124,325         1,524,924

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
     Cloetta AB .....................................................         55,296   $       261,496
   #*Concentric AB ..................................................        145,352           892,079
     Concordia Maritime AB Series B .................................         70,300           148,264
     Connecta AB ....................................................         25,172           266,272
    *Consilium AB Series B ..........................................         14,965            36,699
     CyberCom Group AB ..............................................         49,332            89,508
    *Dedicare AB Series B ...........................................         16,575            62,140
   #*Diamyd Medical AB ..............................................         52,148            63,903
    #DORO AB ........................................................         94,695           337,325
    *Duni AB ........................................................        103,417           878,238
     East Capital Explorer AB .......................................         51,309           413,291
     Elekta AB Series B .............................................        255,842        10,216,832
    *Enea AB ........................................................         56,200           214,349
   #*Eniro AB .......................................................        343,664           530,994
    *Fabege AB ......................................................        500,592         4,296,699
     Fagerhult AB ...................................................         16,891           397,960
    *Fastighets AB Balder Series B ..................................        196,938           804,407
     Fenix Outdoor AB ...............................................          4,571           119,908
     G & L Beijer AB Series B .......................................         28,958           969,332
    *Global Health Partner AB .......................................            827             1,308
    #Gunnebo AB .....................................................        174,854           705,264
    #Hakon Invest AB ................................................        168,274         2,352,573
     Haldex AB ......................................................        173,128           739,058
     Heba Fastighets AB Series B ....................................         43,722           389,929
     Hexpol AB ......................................................         90,282         2,323,024
   #*HIQ International AB ...........................................        181,737           802,381
     HMS Networks AB ................................................          7,040           104,387
     Hoganas AB Series B ............................................         91,448         2,914,791
     Holmen AB Series B .............................................        181,073         5,123,381
    *HQ AB ..........................................................         19,037             9,911
     Hufvudstaden AB Series A .......................................        189,483         2,055,698
    *Husqvarna AB Series A ..........................................         12,008            61,222
    *Husqvarna AB Series B ..........................................        222,394         1,129,519
     Industrial & Financial Systems AB Series B .....................         69,650           983,243
     Indutrade AB ...................................................         44,403         1,188,397
     Intrum Justitia AB .............................................        241,545         3,963,154
    #JM AB ..........................................................        299,638         5,436,757
    #KappAhl AB .....................................................        195,033           423,445
   #*Karo Bio AB ....................................................        904,968           147,537
    *Klovern AB .....................................................        387,861         1,618,584
     KNOW IT AB .....................................................         72,015           529,892
    *Kungsleden AB ..................................................        488,858         3,737,988
     Lagercrantz Group AB Series B ..................................         70,775           522,851
     Lammhults Design Group AB ......................................         19,547            70,481
     Lennart Wallenstam Byggnads AB Series B ........................        385,959         3,809,445
    *Lindab International AB ........................................        175,890         1,085,866
     Loomis AB Series B .............................................        241,411         3,320,916
    *Lundin Petroleum AB ............................................        439,229        10,719,305
    *Meda AB Series A ...............................................        750,311         7,635,753
    *Medivir AB Series B ............................................         84,833         1,166,427
     Mekonomen AB ...................................................         64,824         2,365,090
    *Micronic Mydata AB .............................................        338,267           602,079
    *Midsona AB Series B ............................................          1,733             3,989
    *MQ Holding AB ..................................................            229               744
    *NCC AB Series A ................................................          6,526           118,826
     NCC AB Series B ................................................        297,398         5,450,599
     Nederman Holding AB ............................................          3,347            50,015
   #*Net Entertainment NE AB ........................................         67,146           677,312
   #*Net Insight AB Series B ........................................      1,181,753           438,909
     New Wave Group AB Series B .....................................        152,864           695,307
    #NIBE Industrier AB Series B ....................................        237,265         3,545,502

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWEDEN -- (Continued)
    *Nobia AB .......................................................        493,534   $     2,134,617
     Nolato AB Series B .............................................         75,775           629,768
    *Nordic Mines AB ................................................         94,674           782,587
     Nordnet AB Series B ............................................        252,192           693,653
    *Observer AB ....................................................          5,113            33,891
     OEM International AB Series B ..................................         44,400           366,734
   #*Opcon AB .......................................................         11,134             4,680
    *Opcon AB Issue-11 Shares .......................................         44,536            17,357
    #Orc Group AB ...................................................         70,376           641,788
   #*Orexo AB .......................................................         72,042           314,481
     Oriflame Cosmetics SA SDR ......................................        119,547         4,756,260
    *PA Resources AB ................................................      2,194,495           583,149
    *Partnertech AB .................................................         28,800           103,188
     Peab AB Series B ...............................................        589,201         3,206,591
     Poolia AB Series B .............................................         33,150            80,931
    #Pricer AB Series B .............................................        252,242           459,749
     ProAct IT Group AB .............................................         29,271           639,680
     Proffice AB Series B ...........................................        231,361           822,099
     Profilgruppen AB ...............................................         13,582            80,297
     RaySearch Laboratories AB ......................................         45,598           132,777
     Readsoft AB Series B ...........................................         63,310           179,456
   #*Rederi AB Transatlantic ........................................        112,133           257,149
    *Rezidor Hotel Group AB .........................................        264,241           954,383
    *RNB Retail & Brands AB .........................................        411,548           183,103
     Rottneros AB ...................................................        207,512            72,931
     Saab AB Series B ...............................................        166,049         3,198,279
     Sagax AB .......................................................          1,718            44,340
   #*SAS AB .........................................................        573,665           949,620
     Seco Tools AB Series B .........................................         89,660         1,209,699
    *Sectra AB ......................................................         17,656           116,472
     Securitas AB Series B ..........................................        345,289         3,146,372
   #*Semcon AB ......................................................         39,900           165,248
     Sigma AB Series B ..............................................         25,800            21,598
     Sintercast AB ..................................................         11,800            87,209
    #Skistar AB .....................................................         97,008         1,400,748
     SSAB AB Series A ...............................................        306,432         2,962,288
     SSAB AB Series B ...............................................         46,838           396,851
    *Studsvik AB ....................................................         21,900           116,867
     Sweco AB Series B ..............................................        187,009         1,652,666
    *Swedish Orphan Biovitrum AB ....................................        464,573         1,136,135
     Systemair AB ...................................................          9,379           108,077
    *TradeDoubler AB ................................................        138,527           613,723
     Trelleborg AB Series B .........................................        928,357         7,858,668
    *Unibet Group P.L.C. SDR ........................................         42,094           976,345
     Uniflex AB Series B ............................................         18,150            97,341
     VBG AB Series B ................................................          1,084            14,124
     Vitrolife AB ...................................................         45,755           313,556
     Wihlborgs Fastigheter AB .......................................        225,805         3,085,052
                                                                                       ---------------
TOTAL SWEDEN ........................................................                      190,062,934
                                                                                       ---------------
SWITZERLAND -- (14.1%)
     Acino Holding AG ...............................................          8,754           899,412
    *Addex Pharmaceuticals, Ltd. ....................................          1,491            10,856
     Advanced Digital Broadcast Holdings SA .........................          2,024            27,445
    *Affichage Holding SA ...........................................          5,703           896,487
     AFG Arbonia-Forster Holding AG .................................         46,165         1,060,070
     Allreal Holding AG .............................................         34,985         5,628,997
     ALSO-Actebis Holding AG ........................................         16,195           858,023
    *Aryzta AG ......................................................        289,931        13,979,948
     Ascom Holding AG ...............................................        160,822         1,717,485
     Austriamicrosystems AG .........................................         35,754         1,693,394

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    *Autoneum Holding AG ............................................         15,956   $     1,078,734
    #Bachem Holdings AG .............................................         24,136         1,118,787
     Baloise Holding AG .............................................          8,111           660,688
     Bank Coop AG ...................................................         31,671         2,297,334
     Bank Sarasin & Cie AG Series B .................................        182,505         6,937,974
     Banque Cantonale de Geneve SA ..................................          4,021           889,678
     Banque Cantonale du Jura SA ....................................          4,500           327,821
     Banque Cantonale Vaudoise AG ...................................          8,060         4,172,586
     Banque Privee Edmond de Rothschild SA ..........................            157         4,374,321
     Barry Callebaut AG .............................................          4,962         4,704,527
     Basellandschaftliche Kantonalbank AG ...........................            520           746,079
    *Basilea Pharmaceutica AG .......................................         20,383           914,657
    *Basler Kantonalbank AG .........................................          4,137           648,617
     Belimo Holdings AG .............................................          1,830         3,277,900
     Bell AG ........................................................             54           110,706
     Bellevue Group AG ..............................................         27,519           457,815
     Berner Kantonalbank AG .........................................         23,232         6,534,128
    *BKW FMB Energie AG .............................................         27,437         1,240,377
    *Bobst Group AG .................................................         39,409           787,880
     Bossard Holding AG .............................................          8,386         1,011,000
     Bucher Industries AG ...........................................         33,342         5,755,982
     Burckhardt Compression Holding AG ..............................          6,936         1,533,098
     Calida Holding AG ..............................................          7,920           239,274
     Carlo Gavazzi Holding AG .......................................          1,069           249,164
     Centralschweizerische Kraftwerke AG ............................            145            54,129
     Cham Paper Holding AG ..........................................            649           112,386
     Charles Voegele Holding AG .....................................         32,044           986,569
    *Cicor Technologies .............................................          4,889           209,116
     Cie Financiere Tradition SA ....................................          6,784           588,829
    *Clariant AG ....................................................        699,758         7,577,735
     Coltene Holding AG .............................................         16,008           650,987
     Conzzeta AG ....................................................          1,345         2,807,457
    *Cytos Biotechnology AG .........................................          1,934             3,986
     Daetwyler Holding AG ...........................................         29,754         1,957,302
    *Dufry AG .......................................................         65,162         6,975,452
     EFG International AG ...........................................        205,702         1,717,354
    *ELMA Electronic AG .............................................            472           231,167
     Emmi AG ........................................................         13,244         2,652,271
    #EMS-Chemie Holding AG ..........................................         28,622         5,046,817
     Energiedienst Holding AG .......................................         71,249         4,213,663
     Flughafen Zuerich AG ...........................................         14,025         5,378,478
     Forbo Holding AG ...............................................          6,314         2,983,847
    #Galenica Holding AG ............................................         18,828        10,906,687
     GAM Holding AG .................................................        780,910         9,336,078
    *Gategroup Holding AG ...........................................         65,671         2,229,073
     George Fisher AG ...............................................         15,351         6,360,877
    *Gottex Fund Management Holdings, Ltd. ..........................            824             3,205
     Gurit Holding AG ...............................................          1,489           734,046
     Helvetia Holding AG ............................................         22,754         8,313,855
     Highlight Communications AG ....................................          8,169            39,130
     Huber & Suhner AG ..............................................         17,212           924,793
     Implenia AG ....................................................         49,733         1,172,914
     Inficon Holding AG .............................................          4,954           844,262
    *Interroll Holding AG ...........................................          2,404           830,190
     Intershop Holding AG ...........................................          3,559         1,300,403
     Jungfraubahn Holding AG ........................................            229            14,129
     Kaba Holding AG ................................................         11,858         4,585,629
    *Kardex AG ......................................................         21,055           315,558
     Komax Holding AG ...............................................          9,976           768,220
     Kudelski SA ....................................................        107,664         1,114,608
    *Kuoni Reisen Holding AG Series B ...............................         13,163         4,489,476

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
    #LEM Holding SA .................................................          3,667   $     1,589,753
     Liechtensteinische Landesbank AG ...............................          8,371           463,816
    *LifeWatch AG ...................................................         55,532           198,881
   #*Logitech International SA ......................................        676,961         6,533,795
     Lonza Group AG .................................................        140,493         9,345,357
    #Luzerner Kantonalbank AG .......................................         17,399         6,295,945
     Metall Zug AG ..................................................            233           885,104
   #*Meyer Burger Technology AG .....................................        200,895         4,808,703
    *Micronas Semiconductor Holding AG ..............................        155,041         1,270,630
    *Mikron Holding AG ..............................................            585             4,058
    *Mobilezone Holding AG ..........................................        119,357         1,250,288
     Mobimo Holding AG ..............................................         11,582         2,905,695
    *NIBE Industrier AB Series B ....................................         24,214           339,294
     Nobel Biocare Holding AG .......................................        478,680         5,861,913
    *OC Oerlikon Corp. AG ...........................................        372,542         2,230,911
     Orascom Development Holding AG .................................          8,205           181,494
     Orell Fuessli Holding AG .......................................          4,930           602,486
    *Panalpina Welttransport Holding AG .............................         46,070         4,556,172
    *Parco Industriale e Immobiliare SA .............................            600             2,392
     Partners Group Holding AG ......................................         23,084         4,318,193
   #*Petroplus Holdings AG ..........................................        370,438         2,209,628
     Phoenix Mecano AG ..............................................          3,100         1,638,317
    *Precious Woods Holding AG ......................................             49               649
    *PSP Swiss Property AG ..........................................        148,327        13,494,819
     PubliGroupe SA .................................................          2,161           332,312
    *Rieters Holdings AG ............................................         15,956         3,319,779
     Romande Energie Holding SA .....................................          2,714         4,016,590
    *Schaffner Holding AG ...........................................          2,066           595,601
    *Schmolz & Bickenbach AG ........................................         72,817           591,888
     Schweiter Technologies AG ......................................          4,191         2,345,215
     Schweizerische National-Versicherungs-Gesellschaft AG ..........         45,720         1,601,437
    *Siegfried Holding AG ...........................................          8,325           848,626
     Societa Elettrica Sopracenerina SA .............................          2,340           519,096
     St. Galler Kantonalbank AG .....................................          9,942         4,319,506
     Straumann Holding AG ...........................................         21,440         3,774,012
    *Sulzer AG ......................................................         64,067         7,466,988
     Swiss Life Holding AG ..........................................         93,938        11,537,216
     Swisslog Holding AG ............................................        914,407           746,037
     Swissquote Group Holding SA ....................................         47,450         1,996,888
    #Tamedia AG .....................................................         14,891         1,814,701
     Tecan Group AG .................................................         41,765         2,632,878
   #*Temenos Group AG ...............................................        259,801         4,941,166
    *Tornos Holding AG ..............................................         38,028           370,730
    *U-Blox AG ......................................................         11,680           510,978
     Uster Technologies AG ..........................................          2,848           113,511
     Valartis Group AG ..............................................            936            16,487
    #Valiant Holding AG .............................................         45,575         6,309,348
     Valora Holding AG ..............................................         12,070         2,506,775
     Vaudoise Assurances Holding SA .................................          3,219           947,501
     Verwaltungs und Privat-Bank AG .................................          7,692           773,266
     Vetropack Holding AG ...........................................            184           344,666
     Villars Holding SA .............................................            150            86,845
   #*Von Roll Holding AG ............................................        126,544           443,931
     Vontobel Holdings AG ...........................................        121,104         3,613,419
     VZ Holding AG ..................................................            818            93,313
     Walliser Kantonalbank AG .......................................          1,416         1,263,386
     WMH Walter Meier Holding AG ....................................          4,738         1,150,753
    #Ypsomed Holdings AG ............................................          6,709           425,096
     Zehnder Group AG ...............................................         35,840         2,128,973
   #*Zueblin Immobilien Holding AG ..................................        261,040           893,343

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SWITZERLAND -- (Continued)
     Zuger Kantonalbank AG ..........................................            623   $     3,540,878
                                                                                       ---------------
TOTAL SWITZERLAND ...................................................                      325,193,350
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,992,744,029
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
    *Agfa-Gevaert NV STRIP VVPR .....................................        122,950               170
    *Deceuninck NV STRIP VVPR .......................................        247,412               342
   #*Nyrstar NV STRIP VVPR ..........................................        178,031               246
    *RealDolmen NV STRIP VVPR .......................................          6,067                84
    *SAPEC SA STRIP VVPR ............................................             75               109
    *Tessenderlo Chemie NV STRIP VVPR ...............................          3,985               439
    *Zenitel NV STRIP VVPR ..........................................          8,654                12
                                                                                       ---------------
TOTAL BELGIUM .......................................................                            1,402
                                                                                       ---------------
ITALY -- (0.1%)
    *Banca Popolare di Milano Scarl Rights 11/18/11 .................      1,769,606         1,667,499
    *Intek SpA Warrants 12/30/11 ....................................         62,985               166
    *KME Group SpA Warrants 12/30/11 ................................        104,975               261
                                                                                       ---------------
TOTAL ITALY .........................................................                        1,667,926
                                                                                       ---------------
NORWAY -- (0.0%)
    *DOF ASA Rights 10/31/11 ........................................         20,735                --
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                        1,669,328
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
 (S)@DFA Short Term Investment Fund .................................    303,408,660       303,408,660
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
       $1,237,089) to be repurchased at $1,212,836 ..................   $      1,213         1,212,832
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      304,621,492
                                                                                       ---------------
TOTAL INVESTMENTS  --  (100.0%)
   (Cost $2,351,668,120) ............................................                  $ 2,299,034,849
                                                                                       ===============

                        THE CANADIAN SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (77.5%)
Consumer Discretionary -- (7.9%)
    *AlarmForce Industries, Inc. ....................................          4,310   $        48,602
     Astral Media, Inc. Class A .....................................        195,947         6,727,170
   #*Azure Dynamics Corp. ...........................................      1,049,423           121,077
   #*Ballard Power Systems, Inc. ....................................        559,352           830,540
     BMTC Group, Inc. Class A .......................................         13,065           284,435
    *Brick, Ltd. (The) ..............................................         93,107           269,957
    #Cineplex, Inc. .................................................        191,278         5,079,637
   #*Coastal Contacts, Inc. .........................................        234,745           732,437
     Cogeco Cable, Inc. .............................................         66,661         3,172,040
     Cogeco, Inc. ...................................................          4,489           205,456
    #Corus Entertainment, Inc. Class B ..............................        295,300         5,655,658
    #Dollarama, Inc. ................................................        197,346         7,428,565
     Dorel Industries, Inc. Class B .................................        107,500         2,614,296
     easyhome, Ltd. .................................................          3,600            22,357
     Gamehost, Inc. .................................................          2,433            26,533
     Glacier Media, Inc. ............................................        137,300           260,343
     Glentel, Inc. ..................................................         59,700           931,362
    *Great Canadian Gaming Corp. ....................................        284,300         2,338,861
     Groupe Aeroplan, Inc. ..........................................        696,151         8,017,872
    *Imax Corp. .....................................................        186,337         3,594,944
     Indigo Books & Music, Inc. .....................................            746             4,977
     Le Chateau, Inc. Class A .......................................         73,800           273,950
     Leon's Furniture, Ltd. .........................................        143,275         1,696,158
     Linamar Corp. ..................................................        191,380         3,037,503
    *Martinrea International, Inc. ..................................        270,856         1,913,044
     MDC Partners, Inc. Class A .....................................          1,698            28,483
    *MEGA Brands, Inc. ..............................................         37,306           323,749
   #*Mood Media Corp. ...............................................         46,738           139,733
     Quebecor, Inc. Class B .........................................        108,793         3,765,597
     Reitmans Canada, Ltd. ..........................................         13,456           211,273
     Reitmans Canada, Ltd. Class A ..................................        202,400         3,173,827
     RONA, Inc. .....................................................        677,175         6,522,077
    *Sears Canada, Inc. .............................................         28,360           430,201
     Torstar Corp. Class B ..........................................        234,377         2,454,874
     TVA Group, Inc. Class B ........................................          7,000            70,228
     Uni-Select, Inc. ...............................................         57,156         1,486,314
    #Yellow Media, Inc. .............................................      1,222,317           447,600
                                                                                       ---------------
Total Consumer Discretionary ........................................                       74,341,730
                                                                                       ---------------
Consumer Staples -- (2.4%)
     Alliance Grain Traders, Inc. ...................................         60,868         1,271,404
     Andrew Peller, Ltd. Class A ....................................            400             3,612
    *Atrium Innovations, Inc. .......................................        130,236         1,710,348
   #*BioExx Specialty Proteins, Ltd. ................................        540,917           168,231
     Canada Bread Co., Ltd. .........................................         14,021           604,306
     Colabor Group, Inc. ............................................         57,986           587,568
     Corby Distilleries, Ltd. Class A ...............................         63,258         1,031,929
   #*Cott Corp. .....................................................        473,596         3,325,981
   #*GLG Life Tech Corp. ............................................         39,937            70,518
     High Liner Foods, Inc. .........................................          3,500            53,163
     Jean Coutu Group PJC, Inc. Class A (The) .......................        400,161         5,118,688
    #Liquor Stores N.A., Ltd. .......................................         35,769           520,342
     Maple Leaf Foods, Inc. .........................................        334,926         3,797,004
    #North West Co., Inc. (The) .....................................        105,773         1,992,894
    #Premium Brands Holdings Corp. ..................................         65,605         1,030,066
     Rogers Sugar, Inc. .............................................         49,376           258,088
    *SunOpta, Inc. ..................................................        193,373         1,026,279

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
    *Sun-Rype Products, Ltd. ........................................            100   $           713
                                                                                       ---------------
Total Consumer Staples ..............................................                       22,571,134
                                                                                       ---------------
Energy -- (19.8%)
    *Advantage Oil & Gas, Ltd. ......................................      1,098,231         5,828,585
     Akita Drilling, Ltd. Class A ...................................         42,000           414,206
    #AltaGas, Ltd. ..................................................        276,864         8,169,120
   #*Anderson Energy, Ltd. ..........................................        558,395           347,334
    *Angle Energy, Inc. .............................................        287,932         1,854,551
   #*Antrim Energy, Inc. ............................................        512,200           549,841
   #*Arsenal Energy, Inc. ...........................................        486,950           302,893
    #AvenEx Energy Corp. ............................................        100,544           553,786
   #*Bankers Petroleum, Ltd. ........................................        810,182         4,307,965
   #*Bellatrix Exploration, Ltd. ....................................        490,944         2,280,482
    *Bengal Energy, Ltd. ............................................            600               656
   #*Birchcliff Energy, Ltd. ........................................        355,600         5,394,203
    *BlackPearl Resources, Inc. .....................................        954,830         4,550,231
    *BNK Petroleum, Inc. ............................................        127,691           263,901
    #Bonterra Energy Corp. ..........................................         46,062         2,485,292
    *C&C Energia, Ltd. ..............................................         39,632           333,597
     Calfrac Well Services, Ltd. ....................................        126,564         3,923,579
    *Calmena Energy Services, Inc. ..................................         95,771            25,942
    *Calvalley Petroleum, Inc. Class A ..............................        345,539           485,332
    #Canadian Energy Services & Technology Corp. ....................        132,183         1,648,392
     Canyon Services Group, Inc. ....................................        138,592         1,662,965
    #Cathedral Energy Services, Ltd. ................................        121,906           819,433
    *CE Franklin, Ltd. ..............................................         20,400           173,965
    *Celtic Exploration, Ltd. .......................................        269,000         6,663,266
    *Cequence Energy, Ltd. ..........................................        278,462         1,273,927
    *Chinook Energy, Inc. ...........................................         92,783           145,213
   #*CIC Energy Corp. ...............................................         31,465            68,502
   #*Connacher Oil & Gas, Ltd. ......................................      1,534,505           708,174
    *Corridor Resources, Inc. .......................................        367,780           907,689
    *Crew Energy, Inc. ..............................................        358,669         3,943,830
    *Crocotta Energy, Inc. ..........................................        113,720           339,991
    #Daylight Energy, Ltd. ..........................................        739,288         7,305,730
    *Delphi Energy Corp. ............................................        416,369           881,403
   #*Denison Mines Corp. ............................................      2,168,583         3,415,777
    #Enbridge Income Fund Holdings, Inc. ............................         68,006         1,287,457
     Enerflex, Ltd. .................................................        279,959         2,881,745
     Ensign Energy Services, Inc. ...................................        226,952         3,413,103
   #*Epsilon Energy, Ltd. ...........................................        193,780           592,956
    *Equal Energy, Ltd. .............................................         75,353           422,597
   #*Essential Energy Services, Ltd. ................................        274,264           489,782
    *Fairborne Energy, Ltd. .........................................        544,251         1,943,851
    *Flint Energy Services, Ltd. ....................................        172,550         2,068,696
   #*Forsys Metals Corp. ............................................        109,974            76,129
   #*Galleon Energy, Inc. Class A ...................................        611,603         1,718,072
    *GeoMark Exploration, Ltd. ......................................         82,540            72,458
    *Gran Tierra Energy, Inc. .......................................        969,291         5,941,678
   #*Ivanhoe Energy, Inc. ...........................................        939,785         1,159,705
    #Keyera Corp. ...................................................         92,651         4,226,577
    *Legacy Oil & Gas, Inc. .........................................        438,795         3,970,836
   #*Mega Uranium, Ltd. .............................................        796,410           255,682
   #*MGM Energy Corp. ...............................................         14,000             3,511
    *Midway Energy, Ltd. ............................................        286,140         1,079,394
    #Mullen Group, Ltd. .............................................        274,057         5,507,260
    #NAL Energy Corp. ...............................................        517,913         4,588,083
   #*North American Energy Partners, Inc. ...........................         53,156           369,039
     Nuvista Energy, Ltd. ...........................................        481,347         2,969,936
   #*Open Range Energy Corp. ........................................        244,459         2,815,540

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Pace Oil & Gas, Ltd. ...........................................        175,677   $       893,587
    *Paramount Resources, Ltd. Class A ..............................        136,127         4,953,425
    #Parkland Fuel Corp. ............................................        197,967         2,061,598
    #Pason Systems, Inc. ............................................        237,900         3,226,895
    #Perpetual Energy, Inc. .........................................        394,093           648,420
    #PetroBakken Energy, Ltd. Class A ...............................        171,305         1,560,521
   #*Petrobank Energy & Resources, Ltd. .............................        251,385         2,262,276
    #Peyto Exploration & Development Corp. ..........................        101,471         2,214,190
     PHX Energy Services Corp. ......................................         28,916           297,355
    *Precision Drilling Corp. .......................................        278,079         3,225,075
    #Progress Energy Resources Corp. ................................        116,557         1,649,982
    #Provident Energy, Ltd. .........................................        230,627         2,089,352
     Pulse Seismic, Inc. ............................................        263,880           503,007
   #*Questerre Energy Corp. .........................................        700,260           702,543
   #*RMP Energy, Inc. ...............................................        446,093           998,031
    *Rock Energy, Inc. ..............................................        102,033           247,725
    *Savanna Energy Services Corp. ..................................        315,188         2,659,374
    *Secure Energy Services, Inc. ...................................         67,427           531,028
     ShawCor, Ltd. Class A ..........................................        222,500         5,323,928
    *Sonde Resources Corp. ..........................................         75,670           223,954
   #*Southern Pacific Resource Corp. ................................      1,391,443         2,052,091
    *SouthGobi Resources, Ltd. ......................................        455,682         3,803,636
    *Sprott Resource Corp. ..........................................        349,600         1,525,719
    *Terra Energy Corp. .............................................        115,780            72,018
   #*Tethys Petroleum, Ltd. .........................................        274,989           171,049
  Total Energy Services, Inc. .......................................        104,829         1,504,994
    *TransGlobe Energy Corp. ........................................        221,040         2,275,265
    #Trilogy Energy Corp. ...........................................        191,610         6,528,293
     Trinidad Drilling, Ltd. ........................................        482,433         3,775,247
    *Twin Butte Energy, Ltd. ........................................        531,245         1,012,657
    *UEX Corp. ......................................................        608,088           451,452
   #*Uranium One, Inc. ..............................................        179,870           541,369
   #*Ur-Energy, Inc. ................................................        309,416           391,135
    #Veresen, Inc. ..................................................        283,972         4,105,379
    *Vero Energy, Inc. ..............................................        218,138           667,490
    *Westfire Energy, Ltd. ..........................................        140,738           648,094
    *Winstar Resources, Ltd. ........................................         78,401           239,903
    *Xtreme Coil Drilling Corp. .....................................         97,707           313,682
    #Zargon Oil & Gas, Ltd. .........................................         58,907           831,524
    *ZCL Composite, Inc. ............................................         90,700           300,286
                                                                                       ---------------
Total Energy ........................................................                      187,367,389
                                                                                       ---------------
Financials -- (5.6%)
    #AGF Management, Ltd. Class B ...................................        330,879         5,304,687
     Altus Group, Ltd. ..............................................         10,326            31,390
     Brookfield Real Estate Services, Inc. ..........................          8,075           108,882
     Canaccord Capital, Inc. ........................................        289,695         2,740,731
     Canadian Western Bank ..........................................        255,372         7,301,833
    #Cash Store Financial Services, Inc. (The) ......................         51,170           494,374
     Clairvest Group, Inc. ..........................................          1,900            31,462
     Davis & Henderson Corp. ........................................        200,244         3,415,248
   #*Dundee Capital Markets, Inc. ...................................        189,580           152,159
    *EGI Financial Holdings, Inc. ...................................         14,650           106,191
     E-L Financial Corp., Ltd. ......................................            309           120,903
     Equitable Group, Inc. ..........................................         52,295         1,342,068
    *Equity Financial Holdings, Inc. ................................            800             7,625
     Fiera Sceptre, Inc. ............................................         36,300           220,331
     Firm Capital Mortgage Investment Corp. .........................          2,494            31,527
     First Capital Realty, Inc. .....................................          9,200           150,172
     First National Financial Corp. .................................          6,583           100,058
    *FirstService Corp. .............................................        112,879         3,153,930

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Financials -- (Continued)
    *Genesis Land Development Corp. .................................         69,817   $       213,636
     Genworth MI Canada, Inc. .......................................         59,756         1,318,918
     Gluskin Sheff + Associates, Inc. ...............................         61,507           996,577
     GMP Capital, Inc. ..............................................        253,000         1,807,234
     Guardian Capital Group, Ltd. Class A ...........................          6,788            69,123
     Home Capital Group, Inc. .......................................        120,600         5,454,375
    #Killam Properties, Inc. ........................................         85,316           916,714
    *Kingsway Financial Services, Inc. ..............................        223,835           159,441
     Laurentian Bank of Canada ......................................         92,400         4,262,405
    *Mainstreet Equity Corp. ........................................          3,897            69,045
    *Melcor Developments, Ltd. ......................................          8,659           107,809
    *MI Developments, Inc. ..........................................            800            25,395
    *Pacific & Western Credit Corp. .................................          8,800            12,360
    #Sprott Resource Lending Corp. ..................................        750,703         1,077,006
    #Sprott, Inc. ...................................................        247,356         1,739,619
     TMX Group, Inc. ................................................        231,476        10,171,707
   #*Westaim Corp. ..................................................        145,481            77,356
                                                                                       ---------------
Total Financials ....................................................                       53,292,291
                                                                                       ---------------
Health Care -- (1.6%)
   #*AEterna Zentaris, Inc. .........................................        262,354           442,192
    *Bioniche Life Sciences, Inc. ...................................         46,000            27,690
   #*Burcon NutraScience Corp. ......................................         61,538           478,475
    *Cangene Corp. ..................................................        140,432           274,735
    *Cardiome Pharma Corp. ..........................................        278,700           922,709
    #CML HealthCare, Inc. ...........................................        128,198         1,246,289
     Futuremed Healthcare Products Corp. ............................         34,438           279,857
    *Helix BioPharma Corp. ..........................................         13,153            27,447
   #*IMRIS, Inc. ....................................................         74,879           256,170
    #Leisureworld Senior Care Corp. .................................         50,378           537,264
     MDS, Inc. ......................................................        464,108         4,074,186
   #*Oncolytics Biotech, Inc. .......................................        205,321           972,275
    *Paladin Labs, Inc. .............................................         50,700         1,885,068
    *Patheon, Inc. ..................................................         17,320            24,327
    *ProMetic Life Sciences, Inc. ...................................        648,697            78,097
    *QLT, Inc. ......................................................        226,610         1,561,887
   #*Resverlogix Corp. ..............................................        112,020           130,367
   #*Theratechnologies, Inc. ........................................        277,500           857,487
    *Transition Therapeutics, Inc. ..................................         50,610            81,240
    *TSO3, Inc. .....................................................        150,052           222,801
   #*YM Biosciences, Inc. ...........................................        242,157           432,445
                                                                                       ---------------
Total Health Care ...................................................                       14,813,008
                                                                                       ---------------
Industrials -- (7.0%)
     Aecon Group, Inc. ..............................................        218,667         1,974,420
    #AG Growth International, Inc. ..................................         41,539         1,329,415
    *Air Canada Class A .............................................        313,328           452,663
   #*Alexco Resource Corp. ..........................................        224,026         1,714,892
     Algoma Central Corp. ...........................................          2,569           244,851
    *ATS Automation Tooling System, Inc. ............................        337,817         2,104,684
     Bird Construction, Inc. ........................................         42,319           451,742
   #*Black Diamond Group, Ltd. ......................................         91,391         1,426,681
     CAE, Inc. ......................................................         79,988           853,045
     Canadian Helicopters Group, Inc. ...............................         14,988           364,343
    *CanWel Building Materials Group, Ltd. ..........................          4,500             9,120
     Cargojet, Inc. .................................................          1,944            14,062
    #Churchill Corp. Class A (The) ..................................         73,613         1,111,488
    *Clarke, Inc. ...................................................         48,894           202,100
     Contrans Group, Inc. Class A ...................................         79,242           564,453
     DirectCash Payments, Inc. ......................................         13,254           257,035
   #*Electrovaya, Inc. ..............................................        141,865           176,486

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Industrials -- (Continued)
     Exchange Income Corp. ..........................................         14,111   $       293,616
     Exco Technologies, Ltd. ........................................         10,400            34,432
    *Garda World Security Corp. Class A .............................        107,340           865,828
     Genivar, Inc. ..................................................         69,393         1,605,420
   #*GLV, Inc. Class A ..............................................         61,573           271,805
    *Heroux-Devtek, Inc. ............................................         88,127           592,376
     Horizon North Logistics, Inc. ..................................        204,345           922,551
     IBI Group, Inc. ................................................          8,296           101,957
     K-Bro Linen, Inc. ..............................................          5,758           108,372
     Morneau Shepell, Inc. ..........................................         26,865           269,526
     Newalta Corp. ..................................................        166,722         1,975,407
     Progressive Waste Solutions, Ltd. ..............................        209,167         4,406,829
     Richelieu Hardware, Ltd. .......................................         60,962         1,627,488
    #Ritchie Brothers Auctioneers, Inc. .............................        244,637         4,869,424
     Rocky Mountain Dealerships, Inc. ...............................         38,741           355,247
     Russel Metals, Inc. ............................................        243,400         5,601,802
    *Stantec, Inc. ..................................................        168,695         4,148,196
    #Student Transportation, Inc. ...................................        221,438         1,348,511
    #Superior Plus Corp. ............................................        391,430         2,709,673
   #*Swisher Hygiene, Inc. ..........................................        214,309           934,387
     Toromont Industries, Ltd. ......................................        282,567         5,301,232
    #Transcontinental, Inc. Class A .................................        271,264         3,456,286
     TransForce, Inc. ...............................................        312,897         3,776,424
     Vicwest, Inc. ..................................................         19,193           155,585
    #Wajax Corp. ....................................................         19,455           702,859
     WaterFurnace Renewable Energy, Inc. ............................         27,314           520,384
     Westjet Airlines, Ltd. .........................................          1,420            18,734
   #*Westport Innovations, Inc. .....................................        189,501         5,718,776
                                                                                       ---------------
Total Industrials ...................................................                       65,944,607
                                                                                       ---------------
Information Technology -- (4.3%)
    *5N Plus, Inc. ..................................................        174,648         1,182,719
     Aastra Technologies, Ltd. ......................................         25,044           395,729
   #*Absolute Software Corp. ........................................        160,100           825,597
    *AXIA NetMedia Corp. ............................................        182,767           201,699
     Calian Technologies, Ltd. ......................................         12,829           242,615
    *Celestica, Inc. ................................................        847,607         7,032,566
   #*COM DEV International, Ltd. ....................................        271,685           526,062
     Computer Modelling Group, Ltd. .................................        110,238         1,529,563
   #*Constellation Software, Inc. ...................................         24,516         1,715,813
    *Descartes Systems Group, Inc. (The) ............................        191,571         1,431,857
   #*DragonWave, Inc. ...............................................        146,283           554,753
    *Enghouse Systems, Ltd. .........................................         37,378           368,999
     Evertz Technologies, Ltd. ......................................        133,981         1,688,288
    *EXFO, Inc. .....................................................         83,477           506,683
     Gennum Corp. ...................................................        130,300           801,343
     MacDonald Dettweiler & Associates, Ltd. ........................        111,753         5,023,980
    *March Networks Corp. ...........................................          8,829            50,932
     Mediagrif Interactive Technologies, Inc. .......................            100             1,280
    *Miranda Technologies, Inc. .....................................         84,901           587,727
     Mosaid Technologies, Inc. ......................................         42,937         1,960,004
    *Open Text Corp. ................................................        107,738         6,594,528
    *Points International, Ltd. .....................................         46,289           415,173
    *Redknee Solutions, Inc. ........................................        122,828           135,551
    *Ruggedcom, Inc. ................................................         30,225           492,454
    *Sandvine Corp. .................................................        454,830           720,975
    *Sierra Wireless, Inc. ..........................................        127,100           942,332
    *Softchoice Corp. ...............................................          6,773            59,457
    *Vecima Network, Inc. ...........................................         30,729            89,405
     Wi-Lan, Inc. ...................................................        666,819         4,963,930
                                                                                       ---------------
Total Information Technology ........................................                       41,042,014
                                                                                       ---------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (26.6%)
     Aberdeen International, Inc. ...................................        122,333   $        81,003
    *Ainsworth Lumber Co., Ltd. .....................................        227,838           347,443
    *Alacer Gold Corp. ..............................................        359,258         4,144,938
     Alamos Gold, Inc. ..............................................        423,220         7,833,869
   #*Almaden Minerals, Ltd. .........................................        108,300           300,969
    *Altius Minerals Corp. ..........................................        112,600         1,262,973
     Amerigo Resources, Ltd. ........................................        504,854           334,290
    *Anvil Mining, Ltd. .............................................        387,530         2,799,314
   #*Argonaut Gold, Inc. ............................................        353,205         2,161,576
   #*Atna Resource, Ltd. ............................................        145,447           113,819
   #*Augusta Resource Corp. .........................................        308,545         1,145,339
   #*Aura Minerals, Inc. ............................................        479,469           755,221
   #*AuRico Gold, Inc. ..............................................        967,320         9,365,074
   #*Aurizon Mines, Ltd. ............................................        609,380         3,448,110
   #*Avalon Rare Metals, Inc. .......................................        352,025         1,172,534
   #*Avion Gold Corp. ...............................................      1,405,943         3,004,423
   #*B2Gold Corp. ...................................................        924,431         3,403,724
   #*Baja Mining Corp. ..............................................        886,518           853,832
   #*Brigus Gold Corp. ..............................................        611,029           803,058
   #*Canadian Zinc Corp. ............................................        280,925           186,015
     Canam Group, Inc. Class A ......................................        194,100           765,300
    *Canexus Corp. ..................................................          5,600            34,946
   #*Canfor Corp. ...................................................        379,755         3,840,412
     Canfor Pulp Products, Inc. .....................................        136,336         1,832,859
   #*Capstone Mining Corp. ..........................................      1,040,232         3,527,448
   #*Cardero Resource Corp. .........................................        200,960           217,744
    *Carpathian Gold, Inc. ..........................................        587,371           253,393
     Cascades, Inc. .................................................        489,976         2,236,660
    *Catalyst Paper Corp. ...........................................        540,689            35,259
     CCL Industries, Inc. Class B ...................................        100,740         2,930,986
   #*China Gold International Resources Corp., Ltd. .................        722,757         2,182,592
   #*Claude Resources, Inc. .........................................        934,700         1,828,608
   #*Cline Mining Corp. .............................................        519,100         1,098,872
   #*Colossus Minerals, Inc. ........................................        311,816         2,221,112
    *Copper Mountain Mining Corp. ...................................        366,515         1,956,218
    *Crocodile Gold Corp. ...........................................        317,715           165,750
    *Crosshair Exploration & Mining Corp. ...........................         35,900            18,729
   #*Crystallex International Corp. .................................      1,068,921           193,033
    *Detour Gold Corp. ..............................................        237,256         7,854,977
   #*Duluth Metals, Ltd. ............................................        388,214         1,039,911
   #*Dundee Precious Metals, Inc. ...................................        372,067         2,986,241
    *Dynasty Metals & Mining, Inc. ..................................        108,369           248,974
   #*Eastern Platinum, Ltd. .........................................      3,072,960         2,003,937
    *Eastmain Resources, Inc. .......................................        274,250           365,942
   #*ECo. Oro Minerals Corp. ........................................        261,445           660,990
   #*Endeavour Mining Corp. .........................................        397,033           828,521
    *Endeavour Silver Corp. .........................................        290,399         3,149,449
    *Entree Gold, Inc. ..............................................        286,898           544,005
    *Euro Goldfields, Ltd. ..........................................        521,960         5,875,487
    *Excellon Resources, Inc. .......................................        770,400           494,664
   #*Exeter Resource Corp. ..........................................         74,037           267,402
    *Fibrek, Inc. ...................................................         97,662            87,203
    *First Majestic Silver Corp. ....................................        350,583         5,954,723
    *First Nickel, Inc. .............................................         50,300             5,803
   #*Formation Capital Corp. ........................................         72,881            34,731
    *Fortress Paper, Ltd. ...........................................         41,133         1,578,880
   #*Fortuna Silver Mines, Inc. .....................................        425,568         2,702,629
   #*Fortune Minerals, Ltd. .........................................        214,672           208,911
    *Golden Minerals, Co. ...........................................          6,859            48,082
   #*Golden Star Resources, Ltd. ....................................        974,609         1,926,240
    *Grande Cache Coal Corp. ........................................        334,014         3,307,467

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (Continued)
   #*Great Basin Gold, Ltd. .........................................      1,333,830   $     1,873,451
   #*Great Panther Silver, Ltd. .....................................        546,209         1,435,734
   #*Guyana Goldfields, Inc. ........................................        230,342         2,024,375
   #*Hanfeng Evergreen, Inc. ........................................        147,991           458,783
    *Harry Winston Diamond Corp. ....................................        266,629         3,231,380
    *High River Gold Mines, Ltd. ....................................        519,142           687,502
    #HudBay Minerals, Inc. ..........................................        611,960         6,704,392
    *Imperial Metals Corp. ..........................................         84,290         1,780,090
   #*Inter-Citic Minerals, Inc. .....................................        283,484           307,161
    *International Forest Products, Ltd. Class A ....................        174,500           721,284
    *International Minerals Corp. ...................................          3,200            22,184
   #*International Tower Hill Mines, Ltd. ...........................        220,027         1,108,137
    *Intertape Polymer Group, Inc. ..................................        154,552           457,415
   #*Jaguar Mining, Inc. ............................................        362,916         1,875,112
   #*Katanga Mining, Ltd. ...........................................      1,003,662         1,429,847
    *Keegan Resources, Inc. .........................................        271,644         1,621,552
    *Kimber Resources, Inc. .........................................         21,200            28,926
   #*Kirkland Lake Gold, Inc. .......................................        210,980         3,943,373
    *La Mancha Resources, Inc. ......................................        344,099           766,391
    *Labrador Iron Mines Holdings, Ltd. .............................        123,133           852,388
   #*Lake Shore Gold Corp. ..........................................      1,280,732         1,901,664
    *Laramide Resources, Ltd. .......................................         20,368            19,208
   #*MAG Silver Corp. ...............................................        156,360         1,466,733
     Major Drilling Group International, Inc. .......................        319,200         4,268,810
    *MDN, Inc. ......................................................        220,980            53,208
   #*Mercator Minerals, Ltd. ........................................        905,221         1,843,590
    #Methanex Corp. .................................................        289,704         7,469,669
   #*Migao Corp. ....................................................        156,300           606,853
    *Minco Base Metals Corp. ........................................          2,780                --
   #*Minco Silver Corp. .............................................        125,224           288,954
   #*Minefinders Corp. ..............................................        272,841         3,867,814
   #*Minera Andes, Inc. .............................................        731,944         1,402,571
   #*Nautilus Minerals, Inc. ........................................         89,354           237,560
   #*Neo Material Technologies, Inc. ................................        405,900         3,139,693
   #*Nevada Copper Corp. ............................................        160,491           816,342
   #*NGEx Resources, Inc. ...........................................        287,000           849,411
    *Norbord, Inc. ..................................................         78,010           685,596
   #*North American Palladium, Ltd. .................................        418,765         1,399,034
    *Northern Dynasty Minerals, Ltd. ................................        203,498         1,651,667
   #*Northland Resources SA .........................................         54,983            80,537
   #*NovaGold Resources, Inc. .......................................        612,655         5,624,071
   #*OceanaGold Corp. ...............................................      1,077,616         2,724,447
    *Oromin Explorations, Ltd. ......................................        168,799           165,962
   #*Orvana Minerals Corp. ..........................................        302,452           518,879
   #*Peregrine Diamonds, Ltd. .......................................        260,272           276,788
   #*Petaquilla Minerals, Ltd. ......................................        491,782           360,171
    *Phoscan Chemical Corp. .........................................        432,579           138,877
    *Pilot Gold, Inc. ...............................................         86,150           127,918
   #*Platinum Group Metals, Ltd. ....................................        241,887           315,478
   #*Platmin, Ltd. ..................................................        108,562            30,496
    *Polaris Miner Corp. ............................................         29,838             9,130
   #*PolyMet Mining Corp. ...........................................        423,377           552,185
   #*Primero Mining Corp. ...........................................        104,423           293,338
    *Quadra FNX Mining, Ltd. ........................................        408,502         4,713,091
    *Queenston Mining, Inc. .........................................        220,773         1,346,677
    *Richmont Mines, Inc. ...........................................        103,444         1,261,980
   #*Rubicon Minerals Corp. .........................................        508,405         2,060,653
    *Sabina Gold & Silver Corp. .....................................        383,055         1,660,193
   #*San Gold Corp. .................................................        700,717         1,448,184
   #*Scorpio Mining Corp. ...........................................        746,699         1,513,250
   #*Seabridge Gold, Inc. ...........................................        121,852         2,867,969

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
Materials -- (Continued)
   #*SEMAFO, Inc. ...................................................        905,185   $     6,947,244
     Sherritt International Corp. ...................................      1,571,926         9,036,505
    *Shore Gold, Inc. ...............................................        837,013           411,474
    *Silver Standard Resources, Inc. ................................        194,193         3,791,318
    #Silvercorp Metals, Inc. ........................................        620,630         5,771,999
   #*St. Andrew Goldfields, Ltd. ....................................        513,853           304,162
     Stella-Jones, Inc. .............................................         32,540         1,298,009
   #*Stornoway Diamond Corp. ........................................        297,297           450,382
    *Sulliden Gold Corp., Ltd. ......................................        659,525         1,204,249
   #*Tanzanian Royalty Exploration Corp. ............................        350,339         1,335,629
   #*Taseko Mines, Ltd. .............................................        793,230         2,880,855
    *Tembec, Inc. ...................................................        257,356           826,224
   #*Thompson Creek Metals Co., Inc. ................................        584,600         4,199,384
    *Timminco, Ltd. .................................................         69,822            13,309
   #*Torex Gold Resources, Inc. .....................................        818,006         1,247,423
   #*Virginia Mines, Inc. ...........................................         99,162           835,677
     Wesdome Gold Mines, Ltd. .......................................        325,464           822,844
     West Fraser Timber Co., Ltd. ...................................        131,316         5,664,999
    *Western Forest Products, Inc. ..................................        116,219            90,946
     Winpak, Ltd. ...................................................         66,195           780,327
   #*Yukon-Nevada Gold Corp. ........................................      1,708,678           634,272
                                                                                       ---------------
Total Materials .....................................................                      250,967,973
                                                                                       ---------------
Telecommunication Services -- (0.3%)
    #Manitoba Telecom Services, Inc. ................................         74,117         2,374,272
    *Wireless Matrix Corp. ..........................................        111,939            93,212
                                                                                       ---------------
Total Telecommunication Services ....................................                        2,467,484
                                                                                       ---------------
Utilities -- (2.0%)
    #Algonquin Power & Utilities Corp. ..............................        409,186         2,298,913
    *Alterra Power Corp. ............................................        909,570           428,892
    #Atlantic Power Corp. ...........................................        233,230         3,142,492
    *Boralex, Inc. Class A ..........................................         94,733           570,251
    #Capstone Infrastructure Corp. ..................................        149,466           913,216
    #Innergex Renewable Energy, Inc. ................................        188,190         1,782,306
    #Just Energy Group, Inc. ........................................        467,883         5,050,836
    *Maxim Power Corp. ..............................................         92,234           189,696
    #Northland Power, Inc. ..........................................        211,085         3,502,730
     Pacific Northern Gas, Ltd. .....................................          9,998           367,822
   #*Ram Power Corp. ................................................        454,560           141,373
     Valener, Inc. ..................................................         40,005           589,991
                                                                                       ---------------
Total Utilities .....................................................                       18,978,518
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                      731,786,148
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
   #*Compton Petroleum Corp. Warrants 08/23/14 ......................          7,790            32,434
    *Duluth Metals, Ltd. Warrants 01/18/13 ..........................         24,225            10,937
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                           43,371
                                                                                       ---------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (22.5%)
 (S)@DFA Short Term Investment Fund .................................    210,374,890   $   210,374,890
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
        $2,366,389) to be repurchased at $2,319,996 .................   $      2,320         2,319,989
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      212,694,879
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $970,256,943) ..............................................                  $   944,524,398
                                                                                       ===============

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (84.3%)
BRAZIL -- (5.1%)
     AES Tiete SA ...................................................         42,245   $       528,293
     All America Latina Logistica SA ................................        120,100           600,902
     Amil Participacoes SA ..........................................        119,903         1,213,801
     Banco BradesCo. SA .............................................        129,800         1,893,870
     Banco do Brasil SA .............................................        270,309         4,125,052
    *Banco Santander Brasil SA ......................................         52,300           472,173
     Banco Santander Brasil SA ADR ..................................        398,700         3,628,170
     BM&F Bovespa SA ................................................        365,796         2,200,934
     BR Malls Participacoes SA ......................................        286,523         3,112,476
     Brasil Telecom SA ..............................................          2,841            21,297
     Brasil Telecom SA ADR ..........................................          2,209            16,214
    #BRF - Brasil Foods SA ADR ......................................        590,060        12,420,763
     CCR SA .........................................................        127,700         3,519,681
    *Centrais Eletricas Brasileiras SA ..............................         61,700           610,944
    #Centrais Eletricas Brasileiras SA ADR ..........................         96,323         1,343,706
     Centrais Eletricas Brasileiras SA Sponsored ADR ................        100,200           996,990
    *CETIP SA .......................................................        115,900         1,587,098
     Cia de Bebidas das Americas ....................................         26,390           712,608
    *Cia de Saneamento Basico do Estado de Sao Paulo ................         22,000           600,087
     Cia de Saneamento Basico do Estado de Sao Paulo ADR ............         29,318         1,590,795
     Cia Energetica de Minas Gerais SA ..............................         29,100           397,130
    *Cia Hering SA ..................................................         74,400         1,666,238
     Cia Siderurgica Nacional SA ....................................        704,052         6,561,337
     Cielo SA .......................................................        141,447         3,775,820
     Cosan SA Industria e Comercio ..................................        147,294         2,296,683
     CPFL Energia SA ................................................         62,270           798,663
    #CPFL Energia SA ADR ............................................         14,597           379,376
     Cyrela Brazil Realty SA Empreendimentos e Participacoes ........         95,897           845,665
    *Diagnosticos Da America SA .....................................         20,093           161,975
     Duratex SA .....................................................         79,400           436,114
    *EcoRodovias Infraestrutura e Logistica SA ......................        115,988           874,884
    *Embraer SA .....................................................        164,400         1,129,930
     Embraer SA ADR .................................................         84,300         2,345,226
     Energias do Brazil SA ..........................................         56,500         1,221,586
    #Fibria Celulose SA Sponsored ADR ...............................        156,426         1,387,499
     Gerdau SA ......................................................        131,807         1,012,630
     Itau Unibanco Holding SA .......................................         81,183         1,333,939
    *JBS SA .........................................................        293,385           881,770
    *Light SA .......................................................         34,700           546,921
    *Localiza Rent a Car SA .........................................         55,600           834,559
     Lojas Americanas SA ............................................         57,784           449,321
     Lojas Renner SA ................................................         49,100         1,492,862
    *MPX Energia SA .................................................          5,600           121,828
     MRV Engenharia e Participacoes SA ..............................         37,500           265,603
     Multiplan Empreendimentos Imobiliarios SA ......................         46,100           930,942
     Natura Cosmeticos SA ...........................................        117,400         2,290,765
     PDG Realty SA Empreendimentos e Participacoes ..................        672,800         2,970,454
    *Petroleo Brasileiro SA .........................................         98,000         1,327,711
     Petroleo Brasilerio SA ADR .....................................        825,839        22,305,911
     Porto Seguro SA ................................................         36,600           392,466
     Redecard SA ....................................................        193,700         3,219,966
     Souza Cruz SA ..................................................        369,370         4,582,567
     Tele Norte Leste Participacoes SA ..............................         59,254           730,990
     Telefonica Brasil SA ...........................................         27,446           722,579
     Tim Participacoes SA ...........................................        253,900         1,305,843
   #*Tim Participacoes SA ADR .......................................         47,642         1,240,598
    *Totvs SA .......................................................         16,000           266,535
     Tractebel Energia SA ...........................................        111,900         1,791,730

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Usinas Siderurgicas de Minas Gerais SA .........................         39,100   $       554,781
    #Vale SA Sponsored ADR ..........................................        517,614        13,152,572
     WEG Industrias SA ..............................................        278,866         3,144,623
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      133,344,446
                                                                                       ---------------
CHILE -- (1.9%)
     AES Gener SA ...................................................      1,174,103           670,793
    *Aguas Andinas SA Series A ......................................      1,037,611           626,866
    #Banco de Chile SA Series F ADR .................................         48,896         3,964,977
     Banco de Credito e Inversiones SA ..............................         16,058           898,062
    #Banco Santander Chile SA ADR ...................................         52,385         4,278,807
     CAP SA .........................................................         36,009         1,400,011
     Cencosud SA ....................................................        446,970         2,874,219
    #Cia Cervecerias Unidas SA ADR ..................................         14,357           822,369
     Colbun SA ......................................................      5,081,989         1,381,716
     Corpbanca SA ...................................................     38,297,096           554,817
     E.CL SA ........................................................        199,135           544,507
     Embotelladora Andina SA Series A ADR ...........................         23,068           530,564
     Embotelladora Andina SA Series B ADR ...........................         17,106           487,521
    #Empresa Nacional de Electricidad SA Sponsored ADR ..............        137,613         6,638,451
     Empresas CMPC SA ...............................................        647,250         2,689,004
     Empresas Copec SA ..............................................        232,052         3,557,247
     Enersis SA Sponsored ADR .......................................        270,752         5,314,862
     ENTEL Chile SA .................................................         70,233         1,389,322
    #Lan Airlines SA Sponsored ADR ..................................        140,160         3,513,811
    *Molibdenos y Metales SA ........................................            517             7,919
     Ripley Corp. SA ................................................        431,986           457,485
     S.A.C.I. Falabella SA ..........................................        206,325         1,941,169
     Sociedad Quimica y Minera de Chile SA Sponsored ADR ............         95,583         5,591,606
    *Sonda SA .......................................................        124,715           304,437
    #Vina Concha Y Toro SA Sponsored ADR ............................         16,866           624,042
                                                                                       ---------------
TOTAL CHILE .........................................................                       51,064,584
                                                                                       ---------------
CHINA -- (12.4%)
    #Agile Property Holdings, Ltd. ..................................        614,000           551,901
     Air China, Ltd. Series H .......................................      1,238,000           960,409
    #Alibaba.com, Ltd. ..............................................        758,000           890,186
    #Aluminum Corp. of China, Ltd. ADR ..............................        112,680         1,497,517
     Angang Steel Co., Ltd. Series H ................................        442,000           269,673
    #Anhui Conch Cement Co., Ltd. Series H ..........................        554,500         1,995,375
    #Anta Sports Products, Ltd. .....................................        431,000           392,502
     Bank of China, Ltd. Series H ...................................     48,700,100        17,332,800
     Bank of Communications Co., Ltd. Series H ......................      2,158,515         1,483,490
    #BBMG Corp. Series H ............................................        710,000           620,005
     Beijing Enterprises Holdings, Ltd. .............................        516,972         2,870,737
     Belle International Holdings, Ltd. .............................      2,338,000         4,549,711
   #*Brilliance China Automotive Holdings, Ltd. .....................      1,126,000         1,214,234
   #*BYD Co., Ltd. Series H .........................................        415,886         1,002,971
     China Agri-Industries Holdings, Ltd. ...........................        395,202           315,055
    #China BlueChemical, Ltd. Series H ..............................      1,284,000         1,011,083
    *China Citic Bank Corp., Ltd. Series H ..........................      3,185,928         1,703,533
     China Coal Energy Co., Ltd. Series H ...........................      2,978,777         3,710,152
     China Communications Construction Co., Ltd. Series H ...........      1,589,000         1,198,513
     China Communications Services Corp., Ltd. Series H .............      1,812,000           828,763
     China Construction Bank Corp. Series H .........................     28,362,590        20,838,995
    *China Eastern Airlines Corp., Ltd. ADR .........................          2,800            54,040
   #*China Eastern Airlines Corp., Ltd. Series H ....................        668,000           262,819
    #China Life Insurance Co., Ltd. ADR .............................        305,704        11,846,030
     China Longyuan Power Group Corp. Series H ......................      1,387,000         1,150,045
     China Mengniu Dairy Co., Ltd. ..................................        805,000         2,554,868
    #China Merchants Bank Co., Ltd. Series H ........................      2,624,034         5,298,354

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     China Merchants Holdings International Co., Ltd. ...............        818,854   $     2,547,514
    #China Minsheng Banking Corp., Ltd. Series H ....................      1,703,000         1,380,803
     China Mobile, Ltd. Sponsored ADR ...............................        729,872        34,712,712
    #China Molybdenum Co., Ltd. Series H ............................        511,322           253,273
    #China National Building Material Co., Ltd. Series H ............      1,191,916         1,526,732
     China Oilfield Services, Ltd. Series H .........................        928,000         1,538,718
    #China Overseas Land & Investment, Ltd. .........................      2,456,000         4,556,958
     China Pacific Insurance Group Co., Ltd. Series H ...............      1,054,600         3,222,867
    #China Petroleum & Chemical Corp. ADR ...........................        106,449        10,048,786
     China Petroleum & Chemical Corp. Series H ......................      2,542,000         2,400,815
    #China Resources Cement Holdings, Ltd. ..........................        764,000           603,354
     China Resources Enterprise, Ltd. ...............................      1,035,000         3,779,870
   #*China Resources Gas Group, Ltd. ................................        418,000           607,335
    #China Resources Land, Ltd. .....................................        876,000         1,282,198
     China Shenhua Energy Co., Ltd. Series H ........................      2,017,500         9,229,643
     China Shipping Development Co., Ltd. Series H ..................        914,000           643,873
   #*China Southern Airlines Co., Ltd. ADR ..........................         10,900           300,077
    *China Southern Airlines Co., Ltd. Series H .....................        488,000           272,333
    *China Taiping Insurance Holdings Co., Ltd. .....................        525,400         1,131,338
    #China Telecom Corp., Ltd. ADR ..................................         45,827         2,800,030
     China Telecom Corp., Ltd. Series H .............................      2,306,000         1,420,824
    #China Unicom Hong Kong, Ltd. ADR ...............................        470,600         9,463,766
    #China Yurun Food Group, Ltd. ...................................        265,000           455,966
    #Citic Pacific, Ltd. ............................................      1,115,000         2,015,107
     CNOOC, Ltd. ....................................................      1,028,000         1,943,290
    #CNOOC, Ltd. ADR ................................................        100,270        18,911,925
     COSCO Pacific, Ltd. ............................................      1,009,818         1,402,531
    #Country Garden Holdings Co., Ltd. ..............................      2,232,000           883,733
    #CSR Corp., Ltd. Series H .......................................        931,000           556,795
    #Datang International Power Generation Co., Ltd. Series H .......      1,272,000           327,811
    #Dongfang Electric Co., Ltd. Series H ...........................        177,600           548,055
     Dongfeng Motor Corp. Series H ..................................      1,522,000         2,498,121
     ENN Energy Holdings, Ltd. ......................................        358,000         1,293,643
    #Evergrande Real Estate Group, Ltd. .............................      3,384,000         1,463,475
    #Fosun International, Ltd. ......................................      1,236,441           700,335
    #GCL-Poly Energy Holdings, Ltd. .................................      2,729,814           881,173
    #Golden Eagle Retail Group, Ltd. ................................        290,000           734,719
    #GOME Electrical Appliances Holding, Ltd. .......................      7,509,000         2,311,743
    #Great Wall Motor Co., Ltd. Series H ............................        636,000           857,211
    #Guangdong Investment, Ltd. .....................................      1,504,000           901,550
    #Guangshen Railway Co., Ltd. Sponsored ADR ......................         29,254           504,339
     Guangzhou Automobile Group Co., Ltd. Series H ..................        360,259           359,418
    *Haier Electronics Group Co., Ltd. ..............................        144,000           136,915
     Hengan International Group Co., Ltd. ...........................        395,000         3,418,970
    #Huabao International Holdings, Ltd. ............................      1,005,000           637,157
    #Huaneng Power International, Inc. ADR ..........................         32,552           584,959
     Huaneng Power International, Inc. Series H .....................        136,000            60,644
     Industrial & Commercial Bank of China, Ltd. Series H ...........     36,966,185        23,037,295
     Jiangsu Express Co., Ltd. Series H .............................        764,000           653,644
     Jiangxi Copper Co., Ltd. Series H ..............................        693,000         1,668,149
     Kingboard Chemical Holdings, Ltd. ..............................        542,351         1,831,873
     Kunlun Energy Co., Ltd. ........................................      1,262,000         1,770,985
     Lenovo Group, Ltd. .............................................      3,041,278         2,044,665
    #Longfor Properties Co., Ltd. ...................................        899,500         1,148,330
    #Metallurgical Corp. of China, Ltd. Series H ....................        924,000           200,502
   #*Minmetals Resources, Ltd. ......................................        388,000           198,775
     Nine Dragons Paper Holdings, Ltd. ..............................        492,000           333,064
    #Parkson Retail Group, Ltd. .....................................        841,500         1,065,397
    #PetroChina Co., Ltd. ADR .......................................        141,210        18,302,228
     PICC Property & Casualty Co., Ltd. Series H ....................      1,210,000         1,668,886
     Ping An Insurance Group Co. of China, Ltd. Series H ............      1,062,500         7,873,213

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    #Renhe Commercial Holdings Co., Ltd. ............................      6,768,000   $       948,395
    *Sany Heavy Equipment International Holdings Co., Ltd. ..........        477,000           420,236
     Shandong Weigao Group Medical Polymer Co., Ltd. Series H .......        328,000           341,317
     Shanghai Electric Group Co., Ltd. Series H .....................      2,392,000         1,055,526
     Shanghai Industrial Holdings, Ltd. .............................        535,274         1,745,718
    #Shimao Property Holdings, Ltd. .................................        922,871           903,353
     Shougang Fushan Resources Group, Ltd. ..........................        968,000           394,435
     Sinopec Shanghai Petrochemical Co., Ltd. Series H ..............        952,000           350,731
     Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR .........          6,545           237,976
    #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H ..............        888,000           214,093
    #Sinopharm Group Co., Ltd. Series H .............................        444,400         1,195,492
    #Soho China, Ltd. ...............................................      2,019,263         1,431,986
     Tencent Holdings, Ltd. .........................................        700,600        16,123,538
    #Tingyi (Cayman Islands) Holding Corp. ..........................      1,112,000         3,155,668
    #Tsingtao Brewery Co., Ltd. Series H ............................        170,000           865,556
     Want Want China Holdings, Ltd. .................................      2,651,000         2,444,373
    #Weichai Power Co., Ltd. Series H ...............................        191,000           958,667
   #*Xinjiang Goldwind Science & Technology Co., Ltd. Series H ......        299,000           191,681
    #Yanzhou Coal Mining Co., Ltd. Sponsored ADR ....................        105,796         2,613,161
     Zhaojin Mining Industry Co., Ltd. Series H .....................        468,500           837,651
     Zhejiang Expressway Co., Ltd. Series H .........................        408,000           271,978
    #Zhongsheng Group Holdings, Ltd. ................................        231,000           408,419
    #Zijin Mining Group Co., Ltd. Series H ..........................      2,543,000         1,079,164
    #ZTE Corp. Series H .............................................        460,838         1,308,134
                                                                                       ---------------
TOTAL CHINA .........................................................                      325,811,419
                                                                                       ---------------
COLOMBIA -- (0.4%)
    #Bancolombia SA Sponsored ADR ...................................         67,624         4,218,385
     Ecopetrol SA Sponsored ADR .....................................        127,440         5,421,298
                                                                                       ---------------
TOTAL COLOMBIA ......................................................                        9,639,683
                                                                                       ---------------
CZECH REPUBLIC -- (0.5%)
     CEZ A.S. .......................................................        184,371         7,796,298
     Komercni Banka A.S. ............................................         14,663         2,805,508
    *Philip Morris CR A.S. ..........................................             12             7,854
     Telefonica Czech Republic A.S. .................................        142,100         2,992,327
    *Unipetrol A.S. .................................................            947             9,192
                                                                                       ---------------
TOTAL CZECH REPUBLIC ................................................                       13,611,179
                                                                                       ---------------
EGYPT -- (0.1%)
     Commercial International Bank Egypt S.A.E. Sponsored GDR .......        157,043           689,485
    *Egyptian Financial Group-Hermes Holding GDR ....................            564             2,321
     Orascom Construction Industries GDR ............................         39,927         1,636,301
    *Orascom Telecom Holding S.A.E. GDR .............................        246,435           676,422
                                                                                       ---------------
TOTAL EGYPT .........................................................                        3,004,529
                                                                                       ---------------
HUNGARY -- (0.4%)
    *Egis Gyogyszergyar NYRT ........................................            286            23,270
     ELMU NYRT ......................................................            133            12,539
     Magyar Telekom Telecommunications P.L.C. .......................        145,437           335,974
    *MOL Hungarian Oil & Gas P.L.C. .................................         42,653         3,301,706
    #OTP Bank P.L.C. ................................................        248,729         3,900,122
     Richter Gedeon NYRT ............................................         13,851         2,225,024
     Tisza Chemical Group P.L.C. ....................................         24,314           251,164
                                                                                       ---------------
TOTAL HUNGARY .......................................................                       10,049,799
                                                                                       ---------------
INDIA -- (8.6%)
     ACC, Ltd. ......................................................         43,053         1,052,130
     Adani Enterprises, Ltd. ........................................        140,472         1,372,011
    *Adani Power, Ltd. ..............................................         74,055           132,721

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Aditya Birla Nuvo, Ltd. ........................................         24,529   $       454,304
    *Agre Developers, Ltd. ..........................................            388               318
     Allahabad Bank, Ltd. ...........................................         65,649           201,313
     Ambuja Cements, Ltd. ...........................................        859,949         2,727,059
    *Andhra Bank, Ltd. ..............................................         59,863           145,524
    *Apollo Hospitals Enterprise, Ltd. ..............................          2,728            28,899
     Asea Brown Boveri India, Ltd. ..................................         43,726           635,892
    *Ashok Leyland, Ltd. ............................................        120,215            67,035
     Asian Paints, Ltd. .............................................         29,464         1,903,703
     Axis Bank, Ltd. ................................................        227,042         5,366,025
     Bajaj Auto, Ltd. ...............................................         88,932         3,150,430
     Bajaj Finserv, Ltd. ............................................         19,320           213,909
     Bajaj Holdings & Investment, Ltd. ..............................         16,131           244,714
     Bank of India ..................................................         31,371           212,681
     Bharat Electronics, Ltd. .......................................         12,194           389,748
     Bharat Heavy Electricals, Ltd. .................................        175,885         1,142,103
     Bharat Petroleum Corp., Ltd. ...................................         74,031           947,287
     Bharti Airtel, Ltd. ............................................        867,263         6,936,438
     Bhushan Steel, Ltd. ............................................          4,005            27,861
    *Biocon, Ltd. ...................................................         21,170           152,498
     Bosch, Ltd. ....................................................         13,501         1,924,762
     Cadila Healthcare, Ltd. ........................................         13,874           217,178
    *Cairn India, Ltd. ..............................................         61,194           372,847
     Canara Bank ....................................................         21,135           202,527
     Central Bank of India ..........................................         31,634            70,152
     Cipla, Ltd. ....................................................        354,995         2,138,131
     Colgate-Palmolive (India), Ltd. ................................         15,524           317,886
     Container Corp. of India .......................................          2,317            45,687
    *Coromandel International, Ltd. .................................         34,652           236,538
     Corporation Bank ...............................................          1,843            16,060
     Crompton Greaves, Ltd. .........................................        169,046           482,883
     Cummins India, Ltd. ............................................         40,169           327,946
     Dabur India, Ltd. ..............................................        495,434         1,022,567
    *Dish TV (India), Ltd. ..........................................        218,853           339,030
     Divi's Laboratories, Ltd. ......................................         33,413           527,113
     DLF, Ltd. ......................................................        203,101           998,237
     Dr. Reddy's Laboratories, Ltd. .................................         22,080           748,228
    #Dr. Reddy's Laboratories, Ltd. ADR .............................         83,498         2,767,959
    *Engineers India, Ltd. ..........................................         26,319           130,320
    *Essar Oil, Ltd. ................................................        217,316           385,950
     Exide Industries, Ltd. .........................................        131,662           326,226
     GAIL India, Ltd. ...............................................        102,223           881,637
     GAIL India, Ltd. Sponsored GDR .................................         28,791         1,500,241
    *GlaxoSmithKline Consumer Healthcare, Ltd. ......................            923            44,669
     GlaxoSmithKline Pharmaceuticals, Ltd. ..........................         24,027         1,014,431
     Glenmark Pharmaceuticals, Ltd. .................................        101,902           645,802
    *GMR Infrastructure, Ltd. .......................................        684,313           385,331
     Godrej Consumer Products, Ltd. .................................         58,902           528,204
     Grasim Industries, Ltd. ........................................          6,300           319,976
     HCL Technologies, Ltd. .........................................        177,470         1,602,492
     HDFC Bank, Ltd. ................................................      1,530,370        15,228,014
     Hero Honda Motors, Ltd. Series B ...............................         89,012         3,958,765
     Hindalco Industries, Ltd. ......................................         90,769           251,589
     Hindustan Petroleum Corp, Ltd. .................................         43,201           295,766
     Hindustan Unilever, Ltd. .......................................        894,265         6,876,385
     ICICI Bank, Ltd. Sponsored ADR .................................        306,356        11,384,189
     IDBI Bank, Ltd. ................................................        181,339           432,658
    *Idea Cellular, Ltd. ............................................        805,036         1,548,490
     Indian Bank ....................................................         98,969           438,606
     Indian Oil Corp., Ltd. .........................................        161,161           963,941
     Indian Overseas Bank ...........................................         62,877           131,731

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     IndusInd Bank, Ltd. ............................................         51,381   $       301,473
     Infosys, Ltd. ..................................................        250,829        14,661,612
    #Infosys, Ltd. Sponsored ADR ....................................        188,659        11,053,531
     Infrastructure Development Finance Co., Ltd. ...................        601,656         1,619,521
     ITC, Ltd. ......................................................      2,298,662        10,022,880
     Jaiprakash Associates, Ltd. ....................................      1,100,773         1,724,336
    *Jaiprakash Power Ventures, Ltd. ................................         11,510             9,032
     Jindal Steel & Power, Ltd. .....................................        382,842         4,386,911
     JSW Energy, Ltd. ...............................................        141,599           151,091
     JSW Steel, Ltd. ................................................        102,546         1,366,700
     Jubilant Industries, Ltd. ......................................          1,743             6,665
     Kotak Mahindra Bank, Ltd. ......................................        151,962         1,584,325
     Larsen & Toubro, Ltd. ..........................................        217,260         6,265,688
     LIC Housing Finance, Ltd. ......................................         53,635           255,891
     Lupin, Ltd. ....................................................        146,419         1,407,780
     Mahindra & Mahindra, Ltd. ......................................        298,575         5,255,837
     Mangalore Refinery & Petrochemicals, Ltd. ......................        399,619           527,883
    *Marico, Ltd. ...................................................         19,674            61,691
     Maruti Suzuki India, Ltd. ......................................        101,304         2,329,790
    *Motherson Sumi Systems, Ltd. ...................................         20,219            77,811
    *Mphasis, Ltd. ..................................................         16,514           115,906
     Mundra Port & Special Economic Zone, Ltd. ......................        174,944           585,227
    *Nestle India, Ltd. .............................................          3,464           298,656
    *NHPC, Ltd. .....................................................      1,152,991           592,899
     NTPC, Ltd. .....................................................        312,039         1,143,790
     Oil & Natural Gas Corp., Ltd. ..................................        699,873         3,983,943
     Oil India, Ltd. ................................................         18,272           484,766
    *Oracle Financial Services Software, Ltd. .......................         14,000           604,049
     Oriental Bank of Commerce ......................................         51,612           305,831
     Pantaloon Retail India, Ltd. ...................................          2,967            11,762
     Pantaloon Retail India, Ltd. Series B ..........................            305               815
     Petronet LNG, Ltd. .............................................        113,332           374,549
     Piramal Healthcare, Ltd. .......................................         15,671           115,646
     Power Grid Corp. of India, Ltd. ................................        741,612         1,586,069
    *Proctor & Gamble Hygiene & Health Care, Ltd. ...................          7,710           315,752
     Ranbaxy Laboratories, Ltd. .....................................        131,027         1,341,089
     Reliance Capital, Ltd. .........................................         24,017           180,974
     Reliance Energy, Ltd. ..........................................          1,601            15,143
     Reliance Industries, Ltd. ......................................      1,475,013        26,413,453
    *Reliance Power, Ltd. ...........................................         65,886           127,973
     Rural Electrification Corp., Ltd. ..............................         47,495           174,029
    *Satyam Computer Services, Ltd. .................................        345,226           499,032
     Sesa Goa, Ltd. .................................................        466,659         1,969,370
     Shriram Transport Finance Co., Ltd. ............................         76,457           952,977
     State Bank of India ............................................         14,211           552,691
     Sterlite Industries (India), Ltd. ..............................      1,725,980         4,517,428
     Sun Pharmaceuticals Industries, Ltd. ...........................        333,183         3,421,442
     Sun TV Network, Ltd. ...........................................         22,700           120,497
    *Suzlon Energy, Ltd. ............................................        185,547           145,625
     Tata Chemicals, Ltd. ...........................................         74,872           508,468
     Tata Consultancy Services, Ltd. ................................        481,215        10,927,517
     Tata Motors, Ltd. ..............................................        116,665           470,452
     Tata Power Co., Ltd. ...........................................        975,200         1,993,927
     Tata Steel, Ltd. ...............................................         75,874           747,165
     Tech Mahindra, Ltd. ............................................         15,427           184,088
     Titan Industries, Ltd. .........................................         92,375           409,913
     Torrent Power, Ltd. ............................................          5,014            24,023
     Ultratech Cement, Ltd. .........................................         34,105           804,898
    *Unitech, Ltd. ..................................................        337,202           206,500
    *United Breweries, Ltd. .........................................          5,013            42,804
     United Spirits, Ltd. ...........................................         21,912           392,254

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Wipro, Ltd. ....................................................        502,858   $     3,770,485
     Yes Bank, Ltd. .................................................        161,542         1,035,543
     Zee Entertainment Enterprises, Ltd. ............................        274,099           673,079
    *Zee Learn, Ltd. ................................................         14,064             5,545
                                                                                       ---------------
TOTAL INDIA .........................................................                      225,754,239
                                                                                       ---------------
INDONESIA -- (2.8%)
     PT Adaro Energy Tbk ............................................      8,328,500         1,878,514
     PT Aneka Tambang Tbk ...........................................      1,358,500           271,914
     PT Astra Agro Lestari Tbk ......................................        252,000           603,552
     PT Astra International Tbk .....................................      2,078,561        16,027,331
     PT Bank Central Asia Tbk .......................................      9,187,000         8,331,275
     PT Bank Danamon Indonesia Tbk ..................................      3,627,079         2,021,224
     PT Bank Mandiri Tbk ............................................      6,992,117         5,577,518
     PT Bank Negara Indonesia Persero Tbk ...........................      6,443,722         2,887,841
    *PT Bank Pan Indonesia Tbk ......................................      8,354,000           645,912
     PT Bank Rakyat Indonesia Persero Tbk ...........................      7,442,000         5,595,266
     PT Bayan Resources Tbk .........................................         13,000            27,335
     PT Bumi Resources Tbk ..........................................      3,016,000           787,770
    *PT Bumi Serpong Damai Tbk ......................................        211,500            21,764
    *PT Charoen Pokphand Indonesia Tbk ..............................      2,815,000           838,278
     PT Gudang Garam Tbk ............................................        291,500         1,913,377
     PT Indo Tambangraya Megah Tbk ..................................        234,000         1,167,324
     PT Indocement Tunggal Prakarsa Tbk .............................        900,500         1,645,184
     PT Indofood Sukses Makmur Tbk ..................................      3,016,500         1,771,104
     PT Indosat Tbk .................................................        692,500           414,758
     PT Indosat Tbk ADR .............................................            604            18,078
     PT International Nickel Indonesia Tbk ..........................      2,073,500           845,352
    *PT Jasa Marga Tbk ..............................................      1,208,500           520,877
     PT Kalbe Farma Tbk .............................................      2,071,000           806,139
     PT Lippo Karawaci Tbk ..........................................            187                13
    *PT Media Nusantara Citra Tbk ...................................        421,000            52,007
    *PT Panasia Indosyntec Tbk ......................................         75,100             1,735
     PT Perusahaan Gas Negara Tbk ...................................      6,456,000         2,129,562
     PT Semen Gresik Persero Tbk ....................................      2,263,000         2,407,861
     PT Sinar Mas Agro Resources & Technology Tbk ...................      1,150,500           823,536
     PT Tambang Batubara Bukit Asam Tbk .............................        520,500         1,067,378
     PT Telekomunikasi Indonesia Tbk ................................      9,116,140         7,602,740
     PT Unilever Indonesia Tbk ......................................      1,623,500         2,854,072
     PT United Tractors Tbk .........................................      1,105,196         3,039,901
    *PT XL Axiata Tbk ...............................................        837,500           468,407
                                                                                       ---------------
TOTAL INDONESIA .....................................................                       75,064,899
                                                                                       ---------------
ISRAEL -- (0.0%)
    *IDB Holding Corp., Ltd. ........................................             --                 6
    *Koor Industries, Ltd. ..........................................              1                 6
     Osem Investments, Ltd. .........................................              1                 7
                                                                                       ---------------
TOTAL ISRAEL ........................................................                               19
                                                                                       ---------------
MALAYSIA -- (3.7%)
     Affin Holdings Berhad ..........................................        318,200           303,987
     AirAsia Berhad .................................................        516,500           649,094
     Alliance Financial Group Berhad ................................        637,600           729,733
     AMMB Holdings Berhad ...........................................      1,059,859         2,054,640
     Axiata Group Berhad ............................................      2,221,275         3,510,849
     Batu Kawan Berhad ..............................................         15,000            77,416
     Berjaya Corp. Berhad ...........................................        778,400           261,377
     Berjaya Sports Toto Berhad .....................................        709,264           983,997
     Boustead Holdings Berhad .......................................        289,260           502,128
     British American Tobacco Malaysia Berhad ......................        135,500         2,039,958

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     CIMB Group Holdings Berhad .....................................      3,992,654   $     9,800,430
    *Dialog Group Berhad ............................................         61,100            47,447
     DiGi.Com Berhad ................................................        329,462         3,392,511
     Fraser & Neave Holdings Berhad .................................         61,000           337,065
     Gamuda Berhad ..................................................      1,095,400         1,204,432
     Genting Berhad .................................................      2,059,000         7,171,507
     Genting Malaysia Berhad ........................................      2,820,500         3,508,614
     Genting Plantations Berhad .....................................        213,900           509,651
     Hong Leong Bank Berhad .........................................        592,860         2,039,474
     Hong Leong Financial Group Berhad ..............................        205,729           796,284
     IJM Corp. Berhad ...............................................        490,260           905,601
     IOI Corp. Berhad ...............................................      3,208,105         5,450,255
     Kuala Lumpur Kepong Berhad .....................................        443,400         3,025,448
    *Kulim Malaysia Berhad ..........................................        124,700           145,251
     Lafarge Malayan Cement Berhad ..................................        259,580           597,140
     Malayan Banking Berhad .........................................      1,377,176         3,738,928
     Malaysia Airports Holdings Berhad ..............................        121,200           248,912
    *Malaysian Airlines System Berhad ...............................        751,834           357,637
    *Maxis Berhad ...................................................        560,000           973,855
     MISC Berhad ....................................................      1,391,098         3,154,021
     MMC Corp. Berhad ...............................................      1,092,100           954,777
     Nestle (Malaysia) Berhad .......................................        204,500         3,355,871
     Oriental Holdings Berhad .......................................        195,580           282,785
     Parkson Holdings Berhad ........................................        186,320           338,231
     Petronas Dagangan Berhad .......................................        257,600         1,362,768
     Petronas Gas Berhad ............................................        475,500         2,023,162
    *Pharmaniaga Berhad .............................................          4,957             8,353
     Plus Expressways Berhad ........................................      2,201,100         3,168,092
     PPB Group Berhad ...............................................        382,900         2,120,572
     Public Bank Berhad .............................................         67,739           280,239
     Public Bank Berhad Foreign Market Shares .......................      1,039,201         4,293,161
     RHB Capital Berhad .............................................        413,436         1,033,824
     Shell Refining Co. Federation of Malaysia Berhad ...............        149,500           467,558
     Sime Darby Berhad ..............................................      2,342,720         6,757,991
     SP Setia Berhad ................................................        883,425         1,102,278
     Telekom Malaysia Berhad ........................................        957,700         1,318,771
     Tenaga Nasional Berhad .........................................      2,556,650         4,959,010
    *UEM Land Holdings Berhad .......................................        788,637           560,675
     UMW Holdings Berhad ............................................        475,466         1,024,498
     YTL Corp. Berhad ...............................................      5,279,425         2,544,756
     YTL Power International Berhad .................................        748,940           463,552
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                       96,938,566
                                                                                       ---------------
MEXICO -- (5.7%)
     Alfa S.A.B. de C.V. Series A ...................................        143,775         1,659,880
    #America Movil S.A.B. de C.V. Series L ..........................     33,690,314        42,823,885
     America Movil S.A.B. de C.V. Series L ADR ......................         22,528           572,662
    #Arca Continental S.A.B. de C.V. ................................        266,800         1,266,234
   #*Cementos de MEXICO S.A.B de C.V. Series B .....................        289,651           126,493
    #Coca-Cola Femsa S.A.B. de C.V. Series L ........................        298,900         2,688,014
    *Corporacion Interamericana de Entramiento S.A.B. de C.V.
       Series B .....................................................         28,727            12,890
     Corporativo Fragua S.A.B. de C.V. ..............................             21               232
    #El Puerto de Liverpool S.A.B. de C.V. Series C-1 ...............        109,400           747,010
    #Fomento Economico Mexicano S.A.B. de C.V. ......................      2,109,900        14,153,602
   #*Genomma Lab Internacional S.A.B. de C.V. Series B ..............        264,900           543,038
    *Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR ............         13,061           452,694
     Grupo Carso S.A.B. de C.V. Series A-1 ..........................        639,132         1,647,826
    *Grupo Comercial Chedraui S.A .de C.V. ..........................          5,800            13,970
    #Grupo Elektra S.A. de C.V. .....................................         88,187         6,795,766
    #Grupo Financiero Banorte S.A.B. de C.V. Series O ...............      1,473,229         5,024,256
     Grupo Financiero Inbursa S.A.B. de C.V. Series O ...............      1,816,528         3,896,941

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MEXICO -- (Continued)
     Grupo Industrial Bimbo S.A.B. de C.V. Series A-1 ...............      1,570,500   $     3,228,911
     Grupo Industrial Maseca S.A.B. de C.V. Series B ................        228,800           253,917
     Grupo MEXICO S.A.B. de C.V. Series B ...........................      3,928,317        10,897,417
     Grupo Modelo S.A.B. de C.V. Series C ...........................        731,750         4,655,044
    *Grupo Nutrisa S.A.B. de C.V. ...................................            129               489
    *Grupo Qumma S.A. de C.V. Series B ..............................          1,591                21
    #Grupo Televisa S.A.B. ..........................................      1,704,800         7,290,204
     Grupo Televisa S.A.B. Sponsored ADR ............................        109,820         2,342,461
    *Impulsora del Desarrollo y El Empleo en America Latina S.A.B.
        de C.V. .....................................................      2,373,426         3,478,128
    #Industrias Penoles S.A.B. de C.V. ..............................         99,638         4,037,257
   #*Inmuebles Carso S.A.B. de C.V. Series B-1 ......................        813,232           619,367
     Kimberly Clark de MEXICO S.A.B. de C.V. Series A ...............        607,800         3,459,265
    *Mexichem S.A.B. de C.V. Series * ...............................        291,946         1,002,216
    *Minera Frisco S.A.B. de C.V. Series A-1 ........................        785,532         3,088,608
   #*Organizacion Soriana S.A.B. de C.V. Series B ...................      1,112,075         2,419,913
    *Savia S.A. de C.V. Series A ....................................        120,000             7,203
     Telefonos de MEXICO S.A.B. de C.V. Series A ....................        199,000           155,891
    #Telefonos de MEXICO S.A.B. de C.V. Series L ....................      5,939,500         4,657,295
    #Wal-Mart de MEXICO S.A.B. de C.V. Series V .....................      6,300,780        16,263,738
                                                                                       ---------------
TOTAL MEXICO ........................................................                      150,282,738
                                                                                       ---------------
PERU -- (0.5%)
    #Cia de Minas Buenaventura S.A. ADR .............................        103,984         4,256,065
     Credicorp, Ltd. ................................................         70,822         7,704,017
                                                                                       ---------------
TOTAL PERU ..........................................................                       11,960,082
                                                                                       ---------------
PHILIPPINES -- (0.8%)
     Aboitiz Equity Ventures, Inc. ..................................      1,157,900         1,105,222
     Aboitiz Power Corp. ............................................      1,337,800           922,806
     Alliance Global Group, Inc. ....................................      3,243,700           794,166
     Ayala Corp. Series A ...........................................        235,815         1,683,586
     Ayala Land, Inc. ...............................................      4,735,418         1,775,080
     Banco de Oro Unibank, Inc. .....................................      1,106,768         1,446,015
     Bank of the Philippine Islands .................................      1,747,004         2,359,223
    *DMCI Holdings, Inc. ............................................        537,200           484,793
     Energy Development Corp. .......................................      5,051,600           716,723
    *Filipina Water Bottling Corp. ..................................      2,006,957                --
    *Globe Telecom, Inc. ............................................         16,190           342,911
    *International Container Terminal Services, Inc. ................        523,170           675,446
     Jollibee Foods Corp. ...........................................         31,140            65,890
     Manila Electric Co. ............................................         45,520           256,571
     Metro Bank & Trust Co. .........................................        881,923         1,458,325
     Metro Pacific Investments Corp. ................................      2,258,000           171,719
     Philippine Long Distance Telephone Co. .........................         42,445         2,367,733
     San Miguel Corp. ...............................................        379,760         1,012,591
     SM Investments Corp. ...........................................        116,130         1,503,946
     SM Prime Holdings, Inc. ........................................      2,102,868           637,238
     Universal Robina Corp. .........................................        428,200           469,910
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                       20,249,894
                                                                                       ---------------
POLAND -- (1.2%)
     Asseco Poland SA ...............................................          9,607           150,167
     Bank Handlowy w Warszawie SA ...................................         37,967           893,272
     Bank Millennium SA .............................................        551,656           763,124
     Bank Pekao SA ..................................................        113,393         5,250,140
    *BRE Bank SA ....................................................         11,234           964,036
     Browary Zywiec SA ..............................................         13,124         2,260,868
    *Cyfrowy Polsat SA ..............................................         61,188           284,413
     Enea SA ........................................................          5,866            34,968
    *Getin Holding SA ...............................................        306,693           819,418

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
    *Grupa Lotos SA .................................................         38,603   $       346,550
     ING Bank Slaski SA .............................................          2,191           532,003
    *Kernel Holding SA ..............................................         16,053           345,657
     KGHM Polska Miedz SA ...........................................         86,249         4,164,049
     Kredyt Bank SA .................................................         65,825           299,661
    *Lubelski Wegiel Bogdanka SA ....................................          3,901           133,312
    *Mondi Packaging Paper Swiecie SA ...............................          5,721           130,253
     PGE SA .........................................................        181,618         1,117,247
    *Polski Koncern Naftowy Orlen SA ................................        248,635         3,070,179
     Polskie Gornictwo Naftowe I Gazownictwo SA .....................        869,215         1,079,735
     Powszechna Kasa Oszczednosci Bank Polski SA ....................        267,637         3,043,984
    *Powszechny Zaklad Ubezpieczen SA ...............................         20,157         2,134,787
     Synthos SA .....................................................        111,951           148,402
     Telekomunikacja Polska SA ......................................        591,537         3,136,761
     TVN SA .........................................................         67,801           270,711
                                                                                       ---------------
TOTAL POLAND ........................................................                       31,373,697
                                                                                       ---------------
RUSSIA -- (4.6%)
     Federal Hydrogenerating Co. ADR ................................        939,693         3,526,964
     Gazprom OAO Sponsored ADR ......................................      4,226,507        48,995,198
     Gazpromneft JSC Sponsored ADR ..................................         67,194         1,399,422
     Lukoil OAO Sponsored ADR .......................................        354,178        20,514,406
     Magnitogorsk Iron & Steel Works Sponsored GDR ..................         12,130            74,585
   #*Mechel Sponsored ADR ...........................................         83,055         1,091,343
     MMC Norilsk Nickel JSC ADR .....................................        597,703        11,655,726
     Novolipetsk Steel OJSC GDR .....................................         83,762         2,267,553
    *Polymetal JSC GDR ..............................................         86,431         1,401,780
     Rosneft Oil Co. GDR ............................................      1,491,147        10,565,684
     Severstal OAO GDR ..............................................        124,807         1,822,843
     Surgutneftegas Sponsonsored ADR ................................        544,495         4,669,265
     Tatneft Sponsored ADR ..........................................         29,354           867,055
     TMK OAO GDR ....................................................         43,610           561,263
     Uralkali OJSC ..................................................        150,241         6,474,164
    #VimpelCom, Ltd. Sponsored ADR ..................................         50,835           558,168
     VTB Bank OJSC GDR ..............................................        840,668         4,018,166
    *X5 Retail Group NV GDR .........................................         59,942         1,796,433
                                                                                       ---------------
TOTAL RUSSIA ........................................................                      122,260,018
                                                                                       ---------------
SOUTH AFRICA -- (7.8%)
     ABSA Group, Ltd. ...............................................        365,243         6,551,809
     African Bank Investments, Ltd. .................................        403,534         1,746,631
     African Rainbow Minerals, Ltd. .................................        105,298         2,417,849
    #Anglo American Platinum Corp., Ltd. ............................         70,553         5,115,291
     AngloGold Ashanti, Ltd. Sponsored ADR ..........................        220,428         9,965,550
     ArcelorMittal South Africa, Ltd. ...............................        236,779         2,023,111
     Aspen Pharmacare Holdings, Ltd. ................................        130,810         1,550,326
     Assore, Ltd. ...................................................         23,888           652,235
     Barloworld, Ltd. ...............................................         47,056           386,951
     Bidvest Group, Ltd. ............................................        190,456         3,772,243
     Capitec Bank Holdings, Ltd. ....................................          5,579           127,709
     Discovery Holdings, Ltd. .......................................        357,805         1,870,240
     Exxaro Resources, Ltd. .........................................         83,898         1,878,763
     FirstRand, Ltd. ................................................      1,804,195         4,467,396
    *Foschini Group, Ltd. (The) .....................................        124,568         1,564,249
     Gold Fields, Ltd. Sponsored ADR ................................        522,536         9,107,802
     Growthpoint Properties, Ltd. ...................................        764,019         1,765,629
     Harmony Gold Mining Co., Ltd. ..................................        132,269         1,729,958
     Harmony Gold Mining Co., Ltd. Sponsored ADR ....................        331,569         4,353,501
     Impala Platinum Holdings, Ltd. .................................        478,692        10,949,323
     Imperial Holdings, Ltd. ........................................        135,426         2,004,408
     Investec, Ltd. .................................................        193,823         1,186,086

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     Kumba Iron Ore, Ltd. ...........................................         41,241   $     2,427,188
     Liberty Holdings, Ltd. .........................................        134,724         1,376,550
    *Life Healthcare Group Holdings, Ltd. ...........................        419,891         1,006,821
     Massmart Holdings, Ltd. ........................................         45,479           909,018
     Mediclinic International, Ltd. .................................         60,651           265,529
     MMI Holdings, Ltd. .............................................        537,018         1,152,305
     Mondi, Ltd. ....................................................         95,898           745,399
    *Mpact, Ltd. ....................................................         32,636            56,549
     Mr. Price Group, Ltd. ..........................................        129,242         1,239,246
     MTN Group, Ltd. ................................................      1,659,950        29,077,128
    *Nampak, Ltd. ...................................................         36,044           100,915
     Naspers, Ltd. Series N .........................................        324,237        15,671,748
     Nedbank Group, Ltd. ............................................         71,947         1,272,903
     Network Healthcare Holdings, Ltd. ..............................        503,979           873,590
     Pick'n Pay Stores, Ltd. ........................................        244,318         1,231,434
     Pretoria Portland Cement Co., Ltd. .............................        591,367         1,777,501
     PSG Group, Ltd. ................................................         78,589           490,523
     Sanlam, Ltd. ...................................................      1,282,327         4,785,302
    *Sappi, Ltd. Sponsored ADR ......................................          1,300             3,835
     Sasol, Ltd. Sponsored ADR ......................................        691,887        31,300,968
     Shoprite Holdings, Ltd. ........................................        440,921         6,527,749
    *Spar Group, Ltd. (The) .........................................         68,048           829,680
     Standard Bank Group, Ltd. ......................................        863,345        10,685,595
     Steinhoff International Holdings, Ltd. .........................      1,042,281         3,151,746
     Telkom South Africa, Ltd. ......................................        335,522         1,289,938
     Tiger Brands, Ltd. .............................................         84,444         2,432,874
     Truworths International, Ltd. ..................................        235,571         2,385,914
     Vodacom Group, Ltd. ............................................        389,448         4,396,201
     Woolworths Holdings, Ltd. ......................................        417,637         2,129,862
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                      204,781,071
                                                                                       ---------------
SOUTH KOREA -- (13.8%)
     Amorepacific Corp. .............................................          3,479         3,937,621
     Cheil Industrial, Inc. .........................................         29,200         2,579,381
     CJ Cheiljedang Corp. ...........................................          5,491         1,515,327
   #*Daelim Industrial Co., Ltd. ....................................         11,586         1,003,741
   #*Daewoo Engineering & Construction Co., Ltd. ....................        125,248         1,148,644
    #Daewoo International Corp. .....................................         38,863         1,134,203
     Daewoo Securities Co., Ltd. ....................................        116,458         1,121,493
     Daewoo Shipbuilding & Marine Engineering Co., Ltd. .............        109,830         2,700,788
     Dongbu Insurance Co., Ltd. .....................................         26,470         1,114,370
     Doosan Corp. ...................................................          7,418           938,001
    #Doosan Heavy Industries & Construction Co., Ltd. ...............         50,399         2,678,898
   #*Doosan Infracore Co., Ltd. .....................................         82,000         1,402,313
    *E-Mart Co., Ltd. ...............................................         18,616         4,863,140
     GS Engineering & Construction Corp. ............................         27,320         2,375,887
    #GS Holdings Corp. ..............................................         58,759         3,384,618
     Hana Financial Group, Inc. .....................................        180,031         6,431,318
    #Hankook Tire Manufacturing Co., Ltd. ...........................         82,310         3,285,332
    *Hanwha Chemical Corp. ..........................................         73,380         1,910,404
    *Hanwha Corp. ...................................................          1,260            44,222
    *Honam Petrochemical Corp. ......................................          3,760         1,025,734
     Hynix Semiconductor, Inc. ......................................        317,470         6,424,730
     Hyundai Department Store Co., Ltd. .............................          8,170         1,171,379
     Hyundai Engineering & Construction Co., Ltd. ...................         30,564         1,944,787
     Hyundai Glovis Co., Ltd. .......................................          6,620         1,239,980
     Hyundai Heavy Industries Co., Ltd. .............................         39,020        10,424,738
    *Hyundai HysCo. Co., Ltd. .......................................         18,394           712,021
    *Hyundai Marine & Fire Insurance Co., Ltd. ......................          9,500           275,080
    #Hyundai Merchant Marine Co., Ltd. ..............................         27,211           702,641
     Hyundai Mobis ..................................................         53,070        15,188,178

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #Hyundai Motor Co., Ltd. ........................................         96,847   $    19,503,867
    #Hyundai Steel Co. ..............................................         58,560         5,314,012
     Industrial Bank of Korea, Ltd. .................................        151,370         1,987,231
     Kangwon Land, Inc. .............................................        114,660         3,056,648
     KB Financial Group, Inc. .......................................        139,085         5,388,412
    *KB Financial Group, Inc. ADR ...................................         30,254         1,181,419
     KCC Corp. ......................................................          5,799         1,405,643
     Kia Motors Corp. ...............................................        225,130        14,433,507
    *Korea Electric Power Corp. .....................................        221,150         4,952,091
     Korea Exchange Bank ............................................        323,750         2,396,469
    *Korea Komho Petrochemical Co., Ltd. ............................          5,268           892,792
    *Korea Life Insurance Co., Ltd. .................................        124,980           698,218
     Korea Zinc Co., Ltd. ...........................................          2,680           785,530
    *Korean Air Co., Ltd. ...........................................         14,814           657,794
     KT Corp. .......................................................         75,680         2,536,557
     KT&G Corp. .....................................................        103,590         6,480,179
     LG Chemical, Ltd. ..............................................         32,392        10,452,445
     LG Corp. .......................................................        118,265         6,921,267
    #LG Display Co., Ltd. ADR .......................................        390,619         3,929,627
    #LG Electronics, Inc. ...........................................         88,910         5,886,022
    #LG Household & Healthcare Co., Ltd. ............................          5,120         2,312,378
     LG Uplus Corp. .................................................        190,730         1,135,876
     Lotte Shopping Co., Ltd. .......................................          6,849         2,458,125
     LS Corp. .......................................................          4,290           305,338
     NCsoft Corp. ...................................................          7,599         2,388,923
   #*NHN Corp. ......................................................         21,689         4,524,775
    #OCI Co., Ltd. ..................................................          6,701         1,375,279
    *ORION Corp. ....................................................          2,055         1,102,476
     POSCO ..........................................................         46,060        15,959,255
    *POSCO ADR ......................................................            876            75,266
    #Samsung C&T Corp. ..............................................        100,930         6,240,459
     Samsung Card Co., Ltd. .........................................         23,720           888,861
    #Samsung Electro-Mechanics Co., Ltd. ............................         43,148         3,268,245
     Samsung Electronics Co., Ltd. ..................................         69,482        59,814,359
     Samsung Electronics Co., Ltd. GDR ..............................         49,372        21,160,746
     Samsung Engineering Co., Ltd. ..................................         17,443         3,562,724
     Samsung Fire & Marine Insurance, Ltd. ..........................         35,022         7,446,908
     Samsung Heavy Industries Co., Ltd. .............................        126,000         3,844,054
    #Samsung SDI Co., Ltd. ..........................................         37,340         4,497,956
     Samsung Securities Co., Ltd. ...................................         36,062         1,863,392
    #Samsung Techwin Co., Ltd. ......................................         17,522           936,564
     Shinhan Financial Group Co., Ltd. ..............................        218,686         8,711,824
     Shinhan Financial Group Co., Ltd. ADR ..........................         26,005         2,069,998
     Shinsegae Co., Ltd. ............................................          6,575         1,653,611
    *SK C&C Co., Ltd. ...............................................          7,697         1,045,182
     SK Holdings Co., Ltd. ..........................................         27,945         3,720,227
     SK Innovation Co., Ltd. ........................................         51,889         7,808,333
    *SK Networks Co., Ltd. ..........................................         77,320           774,808
     SK Telecom Co., Ltd. ...........................................         26,844         3,574,428
    #S-Oil Corp. ....................................................         46,083         4,782,183
     Woongjin Coway Co., Ltd. .......................................         26,300           906,007
    *Woori Finance Holdings Co., Ltd. ...............................        289,030         2,764,987
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                      364,512,246
                                                                                       ---------------
TAIWAN -- (10.5%)
    #Acer, Inc. .....................................................      2,349,040         2,682,205
     Advanced Semiconductor Engineering, Inc. .......................      3,667,656         3,240,998
     Advantech Co., Ltd. ............................................        202,200           550,310
     Asia Cement Corp. ..............................................      2,217,802         2,671,463
    #Asustek Computer, Inc. .........................................        532,180         3,699,814
    #AU Optronics Corp. .............................................      1,203,873           518,889

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     AU Optronics Corp. Sponsored ADR ...............................         81,885   $       350,468
    #Catcher Technology Co., Ltd. ...................................        302,429         1,684,985
    #Cathay Financial Holdings Co., Ltd. ............................      3,955,572         4,717,183
     Chang Hwa Commercial Bank ......................................      2,429,610         1,563,763
    #Cheng Shin Rubber Industry Co., Ltd. ...........................      1,399,783         3,192,794
     Chicony Electronics Co., Ltd. ..................................          8,571            14,322
    *Chimei Innolux Corp. ...........................................      2,814,818         1,130,674
     China Airlines, Ltd. ...........................................      1,903,000           957,453
     China Development Financial Holding Corp. ......................      6,576,121         2,081,022
     China Life Insurance Co., Ltd. .................................      1,269,020         1,406,521
    *China Motor Co., Ltd. ..........................................        649,000           620,397
     China Petrochemical Development Corp. ..........................      1,366,500         1,586,929
    #China Steel Corp. ..............................................      9,488,159         9,439,850
     Chinatrust Financial Holdings Co., Ltd. ........................      5,789,354         3,794,325
    #Chunghwa Telecom Co., Ltd. ADR .................................        218,456         7,346,675
     Clevo Co., Ltd. ................................................         63,000           110,268
     Compal Electronics, Inc. .......................................      3,781,541         3,470,620
    #Delta Electronics, Inc. ........................................      1,812,366         4,261,318
     E.Sun Financial Holding Co., Ltd. ..............................      4,037,616         2,012,246
    #Epistar Corp. ..................................................        474,000           877,599
     Eva Airways Corp. ..............................................      1,249,600           903,965
     Evergreen Marine Corp., Ltd. ...................................      1,021,249           559,917
    #Far Eastern Department Stores Co., Ltd. ........................        633,956           969,268
     Far Eastern New Century Corp. ..................................      3,166,206         3,722,556
     Far EasTone Telecommunications Co., Ltd. .......................        815,000         1,336,495
     Farglory Land Development Co., Ltd. ............................        195,229           329,601
     First Financial Holding Co., Ltd. ..............................      6,156,052         4,086,346
     Formosa Chemicals & Fiber Co., Ltd. ............................      3,322,445         9,615,376
    #Formosa International Hotels Corp. .............................         26,000           380,005
    *Formosa Petrochemical Corp. ....................................        722,000         2,270,671
     Formosa Plastics Corp. .........................................      4,070,648        11,972,150
     Formosa Taffeta Co., Ltd. ......................................        820,000           757,616
     Foxconn Technology Co., Ltd. ...................................        731,494         2,549,526
     Fubon Financial Holding Co., Ltd. ..............................      5,150,976         6,039,193
     Giant Manufacture Co., Ltd. ....................................        154,506           597,873
     Highwealth Construction Corp. ..................................        224,000           387,421
   #*Hiwin Technologies Corp. .......................................        111,000         1,003,470
     Hon Hai Precision Industry Co., Ltd. ...........................      6,066,096        16,629,459
    #Hotai Motor Co., Ltd. ..........................................        298,000         1,296,420
    #HTC Corp. ......................................................        581,235        13,062,416
    #Hua Nan Financial Holding Co., Ltd. ............................      4,852,749         3,161,374
     Inventec Corp. .................................................      1,289,358           463,369
     Kinsus Interconnect Technology Corp. ...........................        200,000           690,760
    #Largan Precision Co., Ltd. .....................................         64,860         1,450,028
     LCY Chemical Corp. .............................................        317,853           538,112
     Lite-On Technology Corp. .......................................      1,396,846         1,318,117
    #Macronix International Co., Ltd. ...............................      2,743,825         1,036,814
    #Media Tek, Inc. ................................................        749,995         7,870,648
     Mega Financial Holding Co., Ltd. ...............................      4,877,640         3,749,428
     Nan Ya Plastic Corp. ...........................................      5,377,564        12,097,508
    #Nan Ya Printed Circuit Board Corp. .............................        206,968           602,239
     Nankang Rubber Tire Co., Ltd. ..................................        273,000           471,106
     Novatek Microelectronics Corp. .................................        233,000           571,165
    *Oriental Union Chemical Corp. ..................................        196,000           255,942
     Pegatron Corp. .................................................      1,137,345         1,228,404
    #Pou Chen Corp. .................................................      2,386,487         1,834,512
     Powertech Technology, Inc. .....................................        215,819           525,424
    #President Chain Store Corp. ....................................        576,831         3,207,606
     Quanta Computer, Inc. ..........................................      1,769,000         3,481,108
    *Radiant Opto-Electronics Corp. .................................        312,000           917,082
   #*Ruentex Industries, Ltd. .......................................        273,937           551,304

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
   #*Shin Kong Financial Holding Co., Ltd. ..........................      3,240,344   $     1,009,263
    #Siliconware Precision Industries Co. ...........................      2,179,324         2,237,227
     SinoPac Holdings Co., Ltd. .....................................      6,072,204         1,965,841
     Standard Foods Taiwan, Ltd. ....................................        125,000           406,490
     Synnex Technology International Corp. ..........................      1,019,756         2,499,707
     Taishin Financial Holdings Co., Ltd. ...........................      2,442,290         1,034,110
    *Taiwan Business Bank ...........................................      2,316,556           756,494
     Taiwan Cement Corp. ............................................      2,650,720         3,310,434
     Taiwan Cooperative Bank ........................................      3,495,240         2,293,934
    #Taiwan Fertilizer Co., Ltd. ....................................        210,000           541,263
    #Taiwan Glass Industrial Corp. ..................................      1,087,323         1,337,781
     Taiwan Mobile Co., Ltd. ........................................         42,300           121,211
     Taiwan Semiconductor Manufacturing Co., Ltd. ...................     19,090,808        46,521,944
     Transcend Information, Inc. ....................................        131,181           306,299
     Tripod Technology Corp. ........................................        283,870           738,523
     TSRC Corp. .....................................................        331,000           859,338
     U-Ming Marine Transport Corp. ..................................        551,860           870,184
     Unimicron Technology Corp. .....................................      1,109,896         1,441,136
     Uni-President Enterprises Corp. ................................      4,076,738         5,606,172
    #United Microelectronics Corp. ..................................      8,728,000         3,832,222
     USI Corp. ......................................................        278,000           296,747
    #Walsin Lihwa Corp. .............................................      2,388,000           801,047
     Wan Hai Lines Co., Ltd. ........................................        365,800           189,876
    #Wintek Corp. ...................................................      1,238,760           946,773
     Wistron Corp. ..................................................      1,423,378         1,647,275
    #WPG Holdings, Ltd. .............................................        883,869         1,067,276
     Yang Ming Marine Transport Corp. ...............................      1,307,300           538,693
    *Yuanta Financial Holding Co., Ltd. .............................      4,800,577         2,736,555
    #Yulon Motor Co., Ltd. ..........................................        688,000         1,447,593
                                                                                       ---------------
TOTAL TAIWAN ........................................................                      275,836,293
                                                                                       ---------------
THAILAND -- (2.0%)
     Advance Info Service PCL (Foreign) .............................      1,022,200         4,338,117
    *Airports of Thailand PCL (Foreign) .............................        342,300           425,788
     Bangkok Bank PCL (Foreign) .....................................        329,000         1,679,772
     Bangkok Bank PCL (Foreign) NVDR ................................        293,900         1,428,880
     Bangkok Dusit Medical Services PCL (Foreign) ...................        285,700           627,146
     Bank of Ayudhya PCL (Foreign) ..................................      2,590,200         1,718,377
     Banpu PCL (Foreign) ............................................        109,250         2,266,715
     BEC World PCL (Foreign) ........................................        975,300         1,189,390
    *Big C Supercenter PCL (Foreign) NVDR ...........................        139,500           501,293
    *Central Pattana PCL (Foreign) ..................................        637,000           673,252
     Charoen Pokphand Foods PCL (Foreign) ...........................      2,686,100         2,642,424
     CP ALL PCL (Foreign) ...........................................      1,597,600         2,441,860
     Electricity Generating PCL (Foreign) ...........................         45,200           123,473
     Glow Energy PCL (Foreign) ......................................        146,100           254,190
    *Home Product Center PCL (Foreign) ..............................        489,900           147,368
     IRPC PCL (Foreign) .............................................      5,199,200           649,266
     Kasikornbank PCL (Foreign) .....................................      1,531,600         6,250,920
     Krung Thai Bank PCL (Foreign) ..................................      4,726,870         2,336,534
     Land & Houses PCL (Foreign) ....................................        790,000           146,439
     Land & Houses PCL (Foreign) NVDR ...............................        621,500           115,205
     PTT Exploration & Production PCL (Foreign) .....................        592,000         3,099,577
    *PTT Global Chemical PCL (Foreign) ..............................      1,669,872         3,556,963
     PTT PCL (Foreign) ..............................................        698,800         6,953,912
     Ratchaburi Electricity Generating Holding PCL (Foreign) ........        521,300           699,305
     Siam Cement PCL (Foreign) (The) ................................        117,100         1,412,816
     Siam Cement PCL (Foreign) (The) NVDR ...........................         60,700           621,805
     Siam City Cement PCL (Foreign) .................................         94,913           725,351
     Siam Commercial Bank PCL (Foreign) .............................      1,001,366         3,826,358
     Siam Makro PCL (Foreign) .......................................         21,900           148,137

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
    *Thai Airways International PCL (Foreign) .......................        108,100   $        68,200
     Thai Oil PCL (Foreign) .........................................        278,800           528,133
     Thai Union Frozen Products PCL (Foreign) .......................        233,700           402,800
     TMB Bank PCL (Foreign) .........................................     14,000,200           623,749
    *Total Access Communication PCL (Foreign) NVDR ..................        421,000         1,013,138
    *True Corp. PCL (Foreign) .......................................      2,535,900           234,210
                                                                                       ---------------
TOTAL THAILAND ......................................................                       53,870,863
                                                                                       ---------------
TURKEY -- (1.5%)
     Akbank T.A.S. ..................................................      1,275,410         4,644,978
     Anadolu Efes Biracilik ve Malt Sanayi A.S. .....................        224,805         2,724,588
     Arcelik A.S. ...................................................        223,462           856,245
    *Asya Katilim Bankasi A.S. ......................................        202,790           217,023
     Aygaz A.S. .....................................................         56,787           308,789
     BIM BirlesikMagazalar A.S. .....................................         43,739         1,329,586
    *Coca-Cola Icecek A.S. ..........................................          8,813           118,856
    *Dogan Sirketler Grubu Holdings A.S. ............................        399,572           146,404
    *Dogan Yayin Holding A.S. .......................................              3                 1
     Enka Insaat ve Sanayi A.S. .....................................        316,771           815,987
     Eregli Demir ve Celik Fabrikalari T.A.S. .......................        607,852         1,253,552
     Ford Otomotiv Sanayi A.S. ......................................         74,222           539,553
     Koc Holding A.S. Series B ......................................        775,171         2,755,404
    *Petkim Petrokimya Holding A.S. .................................        309,324           422,581
    *TAV Havalimanlari Holding A.S. .................................         99,626           479,887
    *Tekfen Holding A.S. ............................................        190,435           651,781
     Tofas Turk Otomobil Fabrikasi A.S. .............................         68,723           264,128
     Tupras Turkiye Petrol Rafinerileri A.S. ........................        122,470         2,759,423
    *Turk Hava Yollari A.S. .........................................        924,662         1,334,298
    *Turk Telekomunikasyon A.S. .....................................        303,866         1,285,689
    *Turk Traktor ve Ziraat Makineleri A.S. .........................          9,044           168,108
    *Turkcell Iletisim Hizmetleri A.S. ..............................        317,486         1,563,281
    *Turkcell Iletisim Hizmetleri A.S. ADR ..........................         23,347           287,635
     Turkiye Garanti Bankasi A.S. ...................................      2,046,828         7,181,439
     Turkiye Halk Bankasi A.S. ......................................        139,950           860,040
     Turkiye Is Bankasi A.S. ........................................      1,484,267         3,449,807
     Turkiye Sise ve Cam Fabrikalari A.S. ...........................        612,846         1,170,058
     Turkiye Vakiflar Bankasi T.A.O. ................................        719,719         1,223,000
    *Yapi ve Kredi Bankasi A.S. .....................................        819,337         1,531,561
                                                                                       ---------------
TOTAL TURKEY ........................................................                       40,343,682
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    2,219,753,946
                                                                                       ---------------
PREFERRED STOCKS -- (8.0%)
BRAZIL -- (8.0%)
     AES Tiete SA ...................................................         71,898         1,029,358
     Banco Bradesco SA ..............................................      1,656,632        30,009,177
     Banco do Estado do Rio Grande do Sul SA ........................        107,500         1,134,578
     Brasil Telecom SA ..............................................        234,853         1,618,261
    #Braskem SA Preferred A Sponsored ADR ...........................         50,000           902,000
    *Braskem SA Preferred Series A ..................................         53,200           479,369
    *Centrais Eletricas Brasileiras SA Preferred Series B ...........         56,600           778,030
    #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored
        ADR Series A ................................................         95,430         3,739,902
     Cia de Bebidas das Americas SA .................................            415            13,875
     Cia de Bebidas das Americas SA ADR .............................        661,939        22,320,583
     Cia de Transmissao de Energia Electrica Paulista SA Preferred
        Series A ....................................................         21,989           634,112
     Cia Energetica de Minas Gerais SA ..............................        291,821         4,888,471
     Cia Energetica de Sao Paulo SA Preferred Series B ..............         71,010         1,232,133
     Cia Paranaense de Energia SA Sponsored ADR Series A ............         55,300         1,115,954
    *Cia Paranaense de Energia-Copel SA Series B ....................         16,600           332,803
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA .........         10,361           187,082
     Empresa Nasional de Comercio Redito e Participacoes SA .........            480             9,085
     Gerdau SA ......................................................        836,068         7,543,288

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Itau Unibanco Holding SA .......................................      1,765,755   $    33,909,161
     Itau Unibanco Holding SA ADR ...................................        271,346         5,188,136
    *Klabin SA ......................................................        374,577         1,376,696
     Lojas Americanas SA ............................................        127,888         1,143,420
    *Petroleo Brasileiro SA .........................................        106,500         1,332,452
    #Petroleo Brasilerio SA ADR .....................................      1,376,550        34,812,950
     Tele Norte Leste Participacoes SA ..............................        118,734         1,285,648
    #Tele Norte Leste Participacoes SA ADR ..........................         27,200           295,120
     Telefonica Brasil SA ...........................................        266,084         7,741,443
     Telemar Norte Leste SA Preferred Series A ......................         26,112           712,097
    #Ultrapar Participacoes SA Sponsored ADR ........................        254,308         4,516,510
     Usinas Siderurgicas de Minas Gerais SA Perferred Series A ......        387,924         2,713,672
     Vale SA Series A ...............................................      1,412,691        33,612,970
    *Vale SA Series B ...............................................         81,160                --
    #Vale SA Sponsored ADR ..........................................        166,500         3,929,400
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      210,537,736
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                      210,537,736
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
    *Samsung Securities Co., Ltd. Rights 11/23/11 ...................          4,276            44,763
                                                                                       ---------------

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
 (S)@DFA Short Term Investment Fund .................................    198,287,107       198,287,107
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
       11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
       $3,330,993) to be repurchased at $3,265,689 ..................   $      3,266         3,265,679
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      201,552,786
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,590,413,944) ............................................                  $2,631,889,231
                                                                                       ===============

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
COMMON STOCKS -- (89.0%)
ARGENTINA -- (0.0%)
     Ferrum SA de Ceramica y Metalurgia .............................              1   $            --
                                                                                       ---------------
BRAZIL -- (8.3%)
     AES Tiete SA ...................................................         53,900           674,044
     Alpargatas SA ..................................................        102,000           694,813
     Amil Participacoes SA ..........................................        204,808         2,073,310
     Anhanguera Educacional Participacoes SA ........................        343,345         5,101,629
     B2W Cia Global Do Varejo SA ....................................        169,200         1,375,794
     Banco ABC Brasil SA ............................................        156,095         1,045,573
     Banco Alfa de Investimento SA ..................................            700             2,691
     Banco Mercantil do Brasil SA ...................................          1,327            12,367
     Banco Pine SA ..................................................         64,800           432,541
     Banco Sofisa SA ................................................         92,600           193,091
    *Battistella Adm Participacoes SA ...............................         61,600            49,514
     Bematech SA ....................................................         68,200           157,307
    *BHG SA - Brazil Hospitality Group ..............................          1,600            16,216
    *Bombril SA .....................................................         17,600            76,731
     BR Malls Participacoes SA ......................................        567,258         6,162,077
     Brasil Brokers Participacoes SA ................................        373,569         1,514,425
     Brookfield Incorporacoes SA ....................................        774,512         3,018,019
     Camargo Correa Desenvolvimento Imobiliario SA ..................        103,136           224,672
    *CETIP SA .......................................................        307,059         4,204,769
     Cia de Saneamento de Minas Gerais-Copasa SA ....................        148,500         2,776,509
     Cia de Saneamento do Parana SA .................................        176,900           457,487
    *Cia Hering SA ..................................................        340,090         7,616,542
     Cia Providencia Industria e Comercio SA ........................          3,350            11,707
     Contax Participacoes SA ........................................          2,500            30,434
     CR2 Empreendimentos Imobiliarios SA ............................          9,000            30,929
     Cremer SA ......................................................         82,746           667,038
    *CSU Cardsystem SA ..............................................         74,700           199,710
     Cyrela Brazil Realty SA Empreendimentos e Participacoes ........        123,033         1,084,964
    *Cyrela Commercial Properties SA Empreendimentos e
       Participacoes ................................................          6,800            62,184
    *Diagnosticos Da America SA .....................................        574,800         4,633,621
    *Direcional Engenharia SA .......................................         93,809           491,762
     Drogasil SA ....................................................        253,048         1,593,295
     Duratex SA .....................................................        749,354         4,115,915
     Energias do Brazil SA ..........................................        119,602         2,585,914
     Equatorial Energia SA ..........................................        130,400           852,953
     Estacio Participacoes SA .......................................        171,071         2,012,776
     Eternit SA .....................................................        212,789         1,135,304
     Even Construtora e Incorporadora SA ............................        541,950         2,045,511
     EZ Tec Empreendimentos e Participacoes SA ......................        123,758         1,124,516
    *Fertilizantes Heringer SA ......................................         71,700           426,813
     Fleury SA ......................................................        105,800         1,350,809
     Forjas Taurus SA ...............................................         35,969            37,292
     Gafisa SA ......................................................        404,600         1,498,824
    #Gafisa SA ADR ..................................................        642,131         4,777,455
    *General Shopping Brasil SA .....................................         98,817           690,686
    *Globex Utilidades SA ...........................................         58,737           615,817
    #Gol Linhas Aereas Inteligentes SA ADR ..........................        398,527         3,196,187
     Grendene SA ....................................................        290,334         1,351,177
     Guararapes Confeccoes SA .......................................         20,600         1,041,489
     Helbor Empreendimentos SA ......................................        108,424         1,392,521
    *IdeiasNet SA ...................................................        231,200           363,596
     Iguatemi Empresa de Shopping Centers SA ........................         98,800         1,924,956
     Industrias Romi SA .............................................         85,300           318,475
     Inepar SA Industria e Construcoes ..............................         20,840            40,057
     Iochpe-Maxion SA ...............................................        235,708         3,336,171
     JHSF Participacoes SA ..........................................        299,447           774,409

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Joao Fortes Engenharia SA ......................................         37,300   $       191,187
    *JSL SA .........................................................         26,200           144,212
    *Kepler Weber SA ................................................      2,958,400           448,020
    *Kroton Educacional SA ..........................................        124,667         1,393,459
    *Light SA .......................................................        199,200         3,139,676
    *LLX Logistica SA ...............................................        488,125         1,091,767
    *Localiza Rent a Car SA .........................................        293,302         4,402,477
    *Log-in Logistica Intermodal SA .................................         84,000           322,917
     Lojas Renner SA ................................................        273,700         8,321,717
     LPS Brasil Consultoria de Imoveis SA ...........................         76,924         1,427,049
    *Lupatech SA ....................................................         20,800           110,248
     M. Dias Branco SA ..............................................        164,941         4,274,238
    *Magnesita Refratarios SA .......................................        538,604         1,954,453
     Mahle-Metal Leve SA Industria e Comercio .......................         46,666         1,163,082
     Marfrig Alimentos SA ...........................................          5,572            24,049
     Marisa Lojas SA ................................................        144,664         1,989,409
     Metalfrio Solutions SA .........................................         34,700           128,747
    *Mills Estruturas e Servicos de Engenharia SA ...................         51,200           524,868
     Minerva SA .....................................................        106,658           313,727
    *MMX Mineracao e Metalicos SA ...................................        554,300         2,450,498
    *MPX Energia SA .................................................        107,641         2,341,725
     MRV Engenharia e Participacoes SA ..............................        514,433         3,643,595
     Multiplan Empreendimentos Imobiliarios SA ......................        200,046         4,039,721
    *Multiplus SA ...................................................         64,700         1,092,874
     Obrascon Huarte Lain Brasil SA .................................         63,600         2,133,768
     OdontoPrev SA ..................................................        232,800         3,663,835
    *OSX Brasil SA ..................................................         10,200         2,168,506
     Paranapanema SA ................................................        609,581         1,391,827
    *Plascar Participacoes Industriais SA ...........................        203,800           287,268
     Porto Seguro SA ................................................        261,800         2,807,315
    *PortX Operacoes Portuarias SA ..................................        348,025           372,989
     Positivo Informatica SA ........................................         44,300           141,917
     Profarma Distribuidora de Produtos Farmaceuticos SA ............         22,100           136,834
     Redentor Energia SA ............................................         11,500            39,855
    *Restoque Comercio e Confeccoes de Roupas SA ....................         78,529         1,244,132
     Rodobens Negocios Imobiliarios SA ..............................         41,846           267,989
     Rossi Residencial SA ...........................................        487,490         3,100,673
     Santos Brasil Participacoes SA .................................        120,688         1,789,038
    *Sao Carlos Empreendimentos e Participacoes SA ..................         52,700           659,959
     Sao Martinho SA ................................................        131,716         1,572,751
     SLC Agricola SA ................................................        157,709         1,566,205
    *Springs Global Participacoes SA ................................         94,700           198,573
     Sul America SA .................................................        468,548         3,818,031
    #TAM SA Sponsored ADR ...........................................         38,100           765,429
     Tecnisa SA .....................................................        332,131         2,108,645
     Tegma Gestao Logistica SA ......................................         77,935         1,016,830
    *Tempo Participacoes SA .........................................        220,602           389,332
    *Tereos Internacional SA ........................................        118,296           169,501
     Terna Participacoes SA .........................................          3,800            76,372
    *Totvs SA .......................................................        288,020         4,797,957
     Trisul SA ......................................................          2,838             4,777
     Triunfo Participacoes e Investimentos SA .......................         59,337           343,542
     Valid Solucoes e Servicos de Seguranca em Meios de
        Pagamento e Identificacao SA ................................        162,050         1,925,515
    *Vanguarda Agro SA ..............................................      2,381,020           887,586
    *Viver Incorporadora e Construtora SA ...........................        588,740           816,147
                                                                                       ---------------
TOTAL BRAZIL ........................................................                      169,292,201
                                                                                       ---------------
CHILE -- (1.5%)
     AFP Cuprum SA ..................................................          1,398            68,908
     Almendral SA ...................................................        890,824           128,546
     Banmedica SA ...................................................      1,312,094         2,276,314

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHILE -- (Continued)
     Besalco SA .....................................................        741,681   $     1,152,584
     Cementos Bio-Bio SA ............................................        452,622           614,335
     Cia Cervecerias Unidas SA ......................................          1,003            11,309
     Cia General de Electricidad SA .................................        110,134           521,504
     Cintac SA ......................................................        324,650           185,533
     Compania Sud Americana de Vapores SA ...........................      1,357,211           370,806
     Corpbanca SA ...................................................    180,763,227         2,618,752
    #Corpbanca SA ADR ...............................................         63,222         1,318,179
     Cristalerias de Chile SA .......................................        156,836         1,520,504
     Empresa Electrica Pilmaiquen SA ................................         60,267           233,712
    *Empresas Hites SA ..............................................        340,060           290,476
     Empresas Iansa SA ..............................................      7,171,742           626,054
     Empresas La Polar SA ...........................................        439,343           292,094
     Forus SA .......................................................        129,738           387,930
     Gasco SA .......................................................         76,171           481,947
     Grupo Security SA ..............................................        190,303            67,984
     Industrias Forestales SA .......................................         20,000             5,388
     Inversiones Aguas Metropolitanas SA ............................      1,598,644         2,512,411
    *Madeco SA ......................................................     27,354,147         1,147,316
     Masisa SA ......................................................      4,076,434           426,572
     Multiexport Foods SA ...........................................      1,751,353           545,120
     Parque Arauco SA ...............................................      1,388,970         2,660,999
     Ripley Corp. SA ................................................      1,237,107         1,310,129
     Salfacorp SA ...................................................        519,788         1,610,871
     Sigdo Koppers SA ...............................................        423,156           756,050
     Socovesa SA ....................................................      1,370,698           662,422
    *Sonda SA .......................................................        951,577         2,322,862
     Soquimic Comercial SA ..........................................        562,478           200,905
     Vina Concha Y Toro SA ..........................................      1,329,096         2,623,551
     Vina Concha Y Toro SA Sponsored ADR ............................          1,725            63,825
     Vina San Pedro Tarapaca SA .....................................     40,113,498           290,566
                                                                                       ---------------
TOTAL CHILE .........................................................                       30,306,458
                                                                                       ---------------
CHINA -- (13.2%)
   #*361 Degrees International, Ltd. ................................      1,724,000           831,529
    #Ajisen China Holdings, Ltd. ....................................      1,417,000         2,011,414
     AMVIG Holdings, Ltd. ...........................................      1,038,000           647,659
     Anhui Expressway Co., Ltd. Series H ............................      1,634,000         1,013,867
     Anhui Tianda Oil Pipe Co., Ltd. Series H .......................         98,000            17,209
     Anton Oilfield Services Group ..................................      3,092,000           419,457
    *Anxin-China Holdings, Ltd. .....................................      5,195,000         1,090,740
    #Asia Cement China Holdings Corp. ...............................      1,750,000           827,598
    *Asia Energy Logistics Group, Ltd. ..............................     17,350,000           264,586
     Asian Citrus Holdings, Ltd. ....................................      1,644,000         1,130,895
    #AviChina Industry & Technology Co., Ltd. Series H ..............      4,090,788         1,791,436
     Baoye Group Co., Ltd. Series H .................................      1,802,000           883,940
    *BaWang International Group Holding, Ltd. .......................        702,000            80,748
     Beijing Capital International Airport Co., Ltd. Series H .......      6,690,000         2,978,611
     Beijing Capital Land, Ltd. Series H ............................      4,474,500         1,136,210
    *Beijing Development HK, Ltd. ...................................        559,000            81,104
   #*Beijing Enterprises Water Group, Ltd. ..........................      7,105,660         1,724,609
     Beijing Jingkelong Co., Ltd. Series H ..........................        511,749           498,498
     Beijing North Star Co., Ltd. Series H ..........................      1,636,000           260,277
    *Beijing Properties Holdings, Ltd. ..............................      4,575,061           273,449
     Bosideng International Holdings, Ltd. ..........................      6,792,000         1,872,385
   #*Brilliance China Automotive Holdings, Ltd. .....................      7,248,000         7,815,955
    *BYD Electronic International Co., Ltd. .........................      2,863,815         1,039,780
     C C Land Holdings, Ltd. ........................................      4,922,000         1,183,269
    #C.P. Pokphand Co., Ltd. ........................................     11,180,594         1,213,067
    *Catic Shenzhen Holdings, Ltd. Series H .........................         78,000            32,828
     Central China Real Estate, Ltd. ................................      2,351,626           528,044

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Centron Telecom International Holdings, Ltd. ...................        166,117   $        23,516
    #Chaoda Modern Agriculture Holdings, Ltd. .......................      6,771,138           958,739
     China Aerospace International Holdings, Ltd. ...................      9,454,500           814,176
     China Aoyuan Property Group, Ltd. ..............................      2,458,000           289,008
     China Automation Group, Ltd. ...................................        341,000           119,243
     China BlueChemical, Ltd. Series H ..............................      2,150,000         1,693,013
     China Chengtong Development Group, Ltd. ........................      2,298,000           109,615
     China Communications Services Corp., Ltd. Series H .............      1,616,000           739,117
    *China Daye Non-Ferrous Metals Mining, Ltd. .....................        959,837            52,570
    #China Dongxiang Group Co., Ltd. ................................      2,429,985           434,686
    *China Energine International Holdings, Ltd. ....................        304,000            12,286
    #China Everbright International, Ltd. ...........................      6,288,800         1,823,541
     China Everbright, Ltd. .........................................      2,270,000         3,371,219
    #China Foods, Ltd. ..............................................      1,876,000         1,474,827
     China Gas Holdings, Ltd. .......................................      8,461,500         2,438,975
    *China Grand Forestry Green Resources Group, Ltd. ...............      7,259,759            45,335
     China Green Holdings, Ltd. .....................................      1,908,000           591,530
     China Haidian Holdings, Ltd. ...................................      4,628,000           482,501
   #*China High Precision Automation Group, Ltd. ....................      1,289,000           454,621
     China High Speed Transmission Equipment Group Co., Ltd. ........        964,000           608,063
     China Huiyuan Juice Group, Ltd. ................................      2,144,000           670,134
    #China Lilang, Ltd. .............................................      1,114,000         1,172,629
   #*China Lumena New Materials Corp. ...............................      2,778,000           607,920
    *China Medical System Holdings, Ltd. ............................        987,000           723,449
    #China Metal Recycling Holdings, Ltd. ...........................      1,071,486         1,177,000
    *China Mining Resources Group, Ltd. .............................     25,526,000           371,285
    #China Molybdenum Co., Ltd. Series H ............................      1,185,000           586,966
    #China National Materials Co., Ltd. Series H ....................      2,836,000         1,427,832
    *China Nickel Resources Holding Co., Ltd. .......................        358,000            31,301
   #*China Ocean Resources Co., Ltd. ................................         44,710           249,673
   #*China Oil & Gas Group, Ltd. ....................................      4,140,000           277,809
     China Oriental Group Co., Ltd. .................................         10,000             3,817
     China Pharmaceutical Group, Ltd. ...............................      2,779,877           753,210
    #China Power International Development, Ltd. ....................      2,091,000           445,120
   #*China Power New Energy Development Co., Ltd. ...................      8,320,000           347,176
   #*China Precious Metal Resources Holdings Co., Ltd. ..............      5,754,318         1,118,976
    *China Properties Group, Ltd. ...................................      2,102,000           531,325
    *China Qinfa Group, Ltd. ........................................      1,988,000           386,402
   #*China Rare Earth Holdings, Ltd. ................................      4,150,000           900,856
    *China Renewable Energy Investment, Ltd. ........................      1,004,890            44,851
   #*China Resources Gas Group, Ltd. ................................      1,420,000         2,063,195
     China Resources Microelectronics, Ltd. .........................      9,311,250           569,308
     China SCE Property Holdings, Ltd. ..............................        470,000            95,926
    #China Shanshui Cement Group, Ltd. ..............................      3,000,000         2,309,230
    #China Shineway Pharmaceutical Group, Ltd. ......................        788,200         1,100,252
   #*China Singyes Solar Technologies Holdings, Ltd. ................      1,014,000           551,864
     China South City Holdings, Ltd. ................................      1,472,000           206,727
     China Starch Holdings, Ltd. ....................................      1,515,000            56,496
    #China State Construction International Holdings, Ltd. ..........      4,296,960         3,309,461
     China Sunshine Paper Holdings Co., Ltd. ........................        882,578           141,013
     China Travel International Investment Hong Kong, Ltd. ..........     13,617,900         2,056,399
    *China Vanadium Titano - Magnetite Mining Co., Ltd. .............      1,120,000           231,021
    #China Water Affairs Group, Ltd. ................................      3,232,000           928,325
     China Wireless Technologies, Ltd. ..............................      1,632,000           273,047
    #China Zhongwang Holdings, Ltd. .................................      5,002,000         1,647,916
   #*Chinasoft International, Ltd. ..................................      2,400,000           626,734
   #*Chongqing Iron & Steel Co., Ltd. Series H ......................      1,681,400           287,926
     Chongqing Machinery & Electric Co., Ltd. Series H ..............      3,102,000           606,640
    #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. .....        669,000           162,352
    *CIMC Enric Holdings, Ltd. ......................................        182,000            60,597
   #*Citic 21CN Co., Ltd. ...........................................      4,639,200           373,058

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
    *CITIC Resources Holdings, Ltd. .................................     10,022,600   $     1,429,454
    *Clear Media, Ltd. ..............................................         77,000            28,572
    *CNNC International, Ltd. .......................................         28,042             7,914
    *Coastal Greenland, Ltd. ........................................      1,384,000            56,167
    #Comba Telecom Systems Holdings, Ltd. ...........................      2,249,577         1,896,604
    *Comtec Solar Systems Group, Ltd. ...............................        316,000            58,090
     COSCo. International Holdings, Ltd. ............................      3,287,000         1,396,054
    *Coslight Technology International Group, Ltd. ..................         36,000            10,447
     CPMC Holdings, Ltd. ............................................        309,000           136,798
     DaChan Food Asia, Ltd. .........................................        745,955           146,287
     Dalian Port (PDA) Co., Ltd. Series H ...........................      3,290,000           845,296
     Daphne International Holdings, Ltd. ............................      2,434,000         2,546,031
     Dawnrays Pharmaceutical Holdings, Ltd. .........................        982,943           281,355
     Digital China Holdings, Ltd. ...................................      1,916,800         3,039,127
   #*Dongiang Environmental Co., Ltd. Series H ......................         36,200           123,895
     Dongyue Group Co., Ltd. ........................................      2,712,000         2,076,183
    #Dynasty Fine Wines Group, Ltd. .................................      1,208,000           284,652
    #Embry Holdings, Ltd. ...........................................        448,000           245,622
    *Enerchina Holdings, Ltd. .......................................      8,435,167            88,686
     ENN Energy Holdings, Ltd. ......................................      2,178,000         7,870,265
   #*Extrawell Pharmaceutical Holdings, Ltd. ........................      5,447,921           345,631
     Fantasia Holdings Group Co., Ltd. ..............................      2,848,500           296,451
     First Tractor Co., Ltd. Series H ...............................      1,181,176         1,070,386
     Franshion Properties China, Ltd. ...............................     10,456,300         2,147,629
    #Fufeng Group, Ltd. .............................................      2,361,000         1,269,201
    #Geely Automobile Holdings, Ltd. ................................      8,455,000         2,161,751
     Global Bio-Chem Technology Group Co., Ltd. .....................      7,118,800         1,629,175
   #*Global Sweeteners Holdings, Ltd. ...............................      1,826,951           220,251
   #*Glorious Property Holdings, Ltd. ...............................      8,001,501         1,242,713
     Goldbond Group Holdings, Ltd. ..................................        350,000            12,253
    *Golden Meditech Holdings, Ltd. .................................      2,956,000           339,652
     Goldlion Holdings, Ltd. ........................................        523,962           201,250
    #Good Friend International Holdings, Inc. .......................        350,667           185,649
    *Goodtop Tin International Holdings, Ltd. .......................      4,370,000           485,780
     Great Wall Technology Co., Ltd. Series H .......................      1,656,950           393,597
     Greentown China Holdings, Ltd. .................................      1,893,148         1,209,384
     Guangdong Investment, Ltd. .....................................      4,726,000         2,832,929
    #Guangshen Railway Co., Ltd. Sponsored ADR ......................         12,953           223,310
    *Guangzhou Investment Co., Ltd. .................................     15,433,432         2,381,979
    #Guangzhou Pharmaceutical Co., Ltd. Series H ....................        648,000           453,786
     Guangzhou Shipyard International Co., Ltd. Series H ............         93,400            78,570
   #*Haier Electronics Group Co., Ltd. ..............................      1,833,000         1,742,809
     Hainan Meilan International Airport Co., Ltd. Series H .........        469,000           329,889
    #Haitian International Holdings, Ltd. ...........................      1,076,000           956,021
     Harbin Electric Co., Ltd. Series H .............................      2,531,413         2,551,001
     Henderson Investment, Ltd. .....................................      1,001,000            72,775
     Heng Tai Consumables Group, Ltd. ...............................     10,324,250           642,301
    #Hengdeli Holdings, Ltd. ........................................      5,894,000         2,642,382
   #*Hi Sun Technology (China), Ltd. ................................      4,344,000         1,249,293
    #Hidili Industry International Development, Ltd. ................      3,926,000         1,639,338
    *Hisense Kelon Electrical Holdings Co., Ltd. Series H ...........         95,000            20,552
   #*HKC Holdings, Ltd. .............................................     14,610,447           594,293
   #*Hong Kong Resources Holdings Co., Ltd. .........................      2,237,450           144,000
    *Honghua Group, Ltd. ............................................      3,513,000           357,409
    #Hopewell Highway Infrastructure, Ltd. ..........................      1,244,000           682,985
    #Hopson Development Holdings, Ltd. ..............................      3,476,000         2,167,133
    #Hua Han Bio-Pharmaceutical Holdings, Ltd. ......................      2,912,800           648,827
    #Huabao International Holdings, Ltd. ............................      4,292,014         2,721,082
   #*Huadian Power International Corp. Series H .....................      2,396,000           371,735
   #*Hunan Non-Ferrous Metal Corp., Ltd. Series H ...................      8,774,000         2,445,619
    #Huscoke Resources Holdings, Ltd. ...............................      7,682,000           179,041

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Inspur International, Ltd. .....................................      4,425,000   $       154,228
    *Interchina Holdings Co., Ltd. ..................................      7,920,000           408,592
    #International Mining Machinery Holdings, Ltd. ..................      2,255,000         2,267,323
    #Intime Department Store Group Co., Ltd. ........................      1,631,500         2,353,793
    #Jingwei Textile Machinery Co., Ltd. Series H ...................        618,000           349,103
     Ju Teng International Holdings, Ltd. ...........................      2,248,000           428,688
    *Kai Yuan Holdings, Ltd. ........................................      8,260,000           190,242
   #*Kaisa Group Holdings, Ltd. .....................................      4,045,000           836,843
     Kasen International Holdings, Ltd. .............................        222,000            33,757
    #Kingboard Laminates Holdings, Ltd. .............................      2,334,500         1,253,755
    #Kingdee International Software Group Co., Ltd. .................      5,789,200         2,323,155
     Kingsoft Corp., Ltd. ...........................................      2,364,000         1,041,486
     Kingway Brewery Holdings, Ltd. .................................      4,396,800         1,108,079
    #KWG Property Holding, Ltd. .....................................      5,039,450         2,173,617
     Lai Fung Holdings, Ltd. ........................................      6,301,720           184,871
     Le Saunda Holdings, Ltd. .......................................        862,000           339,000
    #Lee & Man Paper Manufacturing, Ltd. ............................      2,769,000         1,132,105
    #Li Ning Co., Ltd. ..............................................        541,500           512,783
     Lianhua Supermarket Holdings Co., Ltd. Series H ................      1,006,600         1,619,666
     Lijun International Pharmaceutical Holding, Ltd. ...............         70,000             8,073
    #Lingbao Gold Co., Ltd. Series H ................................      1,384,000           621,691
    #Little Sheep Group, Ltd. .......................................      1,182,000           762,627
     LK Technology Holdings, Ltd. ...................................        820,000           248,444
    #Lonking Holdings, Ltd. .........................................      6,648,000         2,622,221
     Loudong General Nice Resources China Holdings, Ltd. ............      6,535,117           615,126
   #*Maoye International Holdings, Ltd. .............................      3,622,000           995,021
     MIN XIN Holdings, Ltd. .........................................        334,000           159,247
   #*Mingfa Group International Co., Ltd. ...........................      2,460,000           695,354
   #*Mingyuan Medicare Development Co., Ltd. ........................      8,730,000           398,622
    #Minmetals Land, Ltd. ...........................................      4,932,000           613,475
   #*Minmetals Resources, Ltd. ......................................      4,398,000         2,253,120
    #Minth Group, Ltd. ..............................................      1,173,000         1,215,575
    *Nam Fong International Holdings, Ltd. ..........................        306,758            39,403
    *Nan Hai Corp, Ltd. .............................................      8,550,000            37,168
    *Nanjing Panda Electronics Co., Ltd. Series H ...................        194,000            36,466
     NetDragon Websoft, Inc. ........................................        363,544           183,488
     New World Department Store China, Ltd. .........................      1,374,462           897,006
    *NVC Lighting Holdings, Ltd. ....................................      3,256,000         1,405,464
    *Oriental Ginza Holdings, Ltd. ..................................        149,000             7,648
    *Overseas Chinese Town Asia Holdings, Ltd. ......................        388,183           131,106
     Pacific Online, Ltd. ...........................................        602,365           288,931
     PCD Stores Group, Ltd. .........................................      6,618,000           989,231
   #*Peak Sport Products Co., Ltd. ..................................      1,403,000           410,732
    *PetroAsian Energy Holdings, Ltd. ...............................      3,052,000            96,610
    #Phoenix Satellite Television Holdings, Ltd. ....................      1,710,000           510,266
    #Poly Hong Kong Investment, Ltd. ................................      5,917,000         2,975,200
     Ports Design, Ltd. .............................................        926,000         1,651,212
   #*Pou Sheng International Holdings, Ltd. .........................      3,262,806           504,230
     Powerlong Real Estate Holdings, Ltd. ...........................        281,000            42,061
     Prosperity International Holdings HK, Ltd. .....................      2,760,000           159,776
     Qingling Motors Co., Ltd. Series H .............................      2,146,000           592,944
     Qunxing Paper Holdings Co., Ltd. ...............................        669,913           177,090
   #*Real Gold Mining, Ltd. .........................................        300,500           342,708
    #Real Nutriceutical Group, Ltd. .................................      1,619,000           604,369
     Regent Manner International, Ltd. ..............................      2,237,000           541,127
    #Renhe Commercial Holdings Co., Ltd. ............................      1,136,000           159,187
     REXLot Holdings, Ltd. ..........................................     17,300,000         1,203,098
    *Richly Field China Development, Ltd. ...........................      6,840,000           133,854
     Road King Infrastructure, Ltd. .................................        546,000           303,862
   #*Sany Heavy Equipment International Holdings Co., Ltd. ..........      1,728,000         1,522,366
    *Semiconductor Manufacturing International Corp. ................     93,483,000         5,010,191

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
     Shandong Chenming Paper Holdings, Ltd. Series H ................        444,500   $       194,476
    #Shandong Molong Petroleum Machinery Co., Ltd. Series H .........        135,868            82,035
     Shandong Xinhua Pharmaceutical Co., Ltd. Series H ..............        154,000            39,960
   #*Shanghai Industrial Urban Development Group, Ltd. ..............      1,414,000           261,448
    #Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H      2,070,000           266,182
     Shanghai Prime Machinery Co., Ltd. Series H ....................      4,280,000           706,358
    *Shanghai Zendai Property, Ltd. .................................      7,225,000           157,170
     Shengli Oil & Gas Pipe Holdings, Ltd. ..........................      1,099,500           107,654
     Shenguan Holdings Group, Ltd. ..................................      3,146,000         1,710,185
     Shenzhen Expressway Co., Ltd. Series H .........................      2,248,400           949,519
     Shenzhen International Holdings, Ltd. ..........................     42,344,300         2,748,394
     Shenzhen Investment, Ltd. ......................................     10,634,000         2,284,601
     Shenzhou International Group, Ltd. .............................      1,007,000         1,285,156
     Shougang Concord Century Holdings, Ltd. ........................      1,137,153            60,029
     Shougang Concord International Enterprises Co., Ltd. ...........     10,156,000           705,926
     Shougang Fushan Resources Group, Ltd. ..........................     10,944,000         4,459,400
    #Shui On Land, Ltd. .............................................      9,618,909         3,021,063
    #Sichuan Expressway Co., Ltd. Series H ..........................      2,848,000         1,266,053
    #Silver Base Group Holdings, Ltd. ...............................      1,043,000         1,105,507
     Silver Grant International Industries, Ltd. ....................      5,096,000         1,188,451
    #Sino Biopharmaceutical, Ltd. ...................................      7,440,000         2,266,341
   #*Sino Oil & Gas Holdings, Ltd. ..................................     27,777,766         1,042,356
    *Sino Prosper State Gold Resources Holdings, Ltd. ...............      9,420,000           161,864
   #*Sino Union Energy Investment Group, Ltd. .......................      5,290,000           364,200
     SinoCom Software Group, Ltd. ...................................        928,200            63,884
    #Sinofert Holdings, Ltd. ........................................      7,665,327         2,467,301
    *Sinolink Worldwide Holdings, Ltd. ..............................     10,218,800           791,565
     SinoMedia Holding, Ltd. ........................................        621,000           200,021
    #Sino-Ocean Land Holdings, Ltd. .................................     11,976,054         5,358,877
     Sinopec Kantons Holdings, Ltd. .................................        910,000           457,743
     Sinotrans Shipping, Ltd. .......................................      3,030,586           764,103
     Sinotrans, Ltd. Series H .......................................      5,824,000         1,194,120
    #Sinotruk Hong Kong, Ltd. .......................................      2,450,000         1,443,868
    #Skyworth Digital Holdings, Ltd. ................................      6,672,815         3,534,436
    *SMI Corp., Ltd. ................................................        416,066            15,132
    #Solargiga Energy Holdings, Ltd. ................................      2,305,000           291,790
    #Sparkle Roll Group, Ltd. .......................................      4,624,000           455,297
     SPG Land Holdings, Ltd. ........................................        248,000            51,153
    #SRE Group, Ltd. ................................................     11,833,053           609,932
     Sunny Optical Technology Group Co., Ltd. .......................        754,000           177,322
     Tak Sing Alliance Holdings, Ltd. ...............................        253,257            19,933
     TCC International Holdings, Ltd. ...............................      3,637,098         1,674,900
    *TCL Communication Technology Holdings, Ltd. ....................      1,938,198           970,501
    *TCL Multimedia Technology Holdings, Ltd. .......................      2,396,510           729,029
     Tian An China Investments Co., Ltd. ............................      1,111,000           586,791
     Tiangong International Co., Ltd. ...............................      3,058,000           541,694
    #Tianjin Capital Environmental Protection Group Co., Ltd. Series H     1,542,000           429,433
    *Tianjin Development Holdings, Ltd. .............................        606,000           278,909
     Tianjin Port Development Holdings, Ltd. ........................      2,060,800           292,796
     Tianneng Power International, Ltd. .............................      2,208,048         1,034,108
    *Tianyi Fruit Holdings, Ltd. ....................................        320,000            64,092
     Tomson Group, Ltd. .............................................      1,060,443           258,310
    *Tong Ren Tang Technologies Co., Ltd. Series H ..................        106,000           108,236
    #Towngas China Co., Ltd. ........................................      2,893,000         1,563,649
     TPV Technology, Ltd. ...........................................      1,987,964           567,760
     Travelsky Technology, Ltd. Series H ............................      2,386,090         1,175,795
     Truly International Holdings, Ltd. .............................      4,053,573           603,711
    #Uni-President China Holdings, Ltd. .............................      3,491,000         2,074,903
   #*United Energy Group, Ltd. ......................................      9,632,450         1,276,847
    *United Gene High-Tech Group, Ltd. ..............................     15,300,000           193,369
    #Vinda International Holdings, Ltd. .............................      1,154,000         1,308,562

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
CHINA -- (Continued)
   #*VODone, Ltd. ...................................................      1,504,000   $       219,317
    #Wasion Group Holdings, Ltd. ....................................        972,000           362,036
     Weiqiao Textile Co., Ltd. Series H .............................      2,212,000         1,209,648
    #Welling Holding, Ltd. ..........................................      2,486,000           435,806
   #*West China Cement, Ltd. ........................................      3,494,000           652,020
    #Wumart Stores, Inc. Series H ...................................        395,000           793,173
     Xiamen International Port Co., Ltd. Series H ...................      5,166,000           748,374
    #Xingda International Holdings, Ltd. ............................      2,499,000         1,441,128
     Xinhua Winshare Publishing & Media Co., Ltd. Series H ..........        842,103           370,941
    #Xinjiang Xinxin Mining Industry Co., Ltd. Series H .............      1,576,598           522,176
    *Xiwang Sugar Holdings Co., Ltd. ................................      2,151,178           408,485
    #XTEP International Holdings, Ltd. ..............................      1,839,500           714,403
    *Yantai North Andre Juice Co. Series H ..........................         40,000             1,269
     Yingde Gases Group Co., Ltd. ...................................      1,826,500         1,947,848
    #Yip's Chemical Holdings, Ltd. ..................................        910,000           792,085
    *Youyuan International Holdings, Ltd. ...........................         17,000             4,972
    #Yuexiu Transport Infrastructure, Ltd. ..........................      2,038,018           879,790
    *Yuzhou Properties Co. ..........................................         70,000            18,132
     Zhejiang Expressway Co., Ltd. Series H .........................      4,076,000         2,717,116
   #*Zhejiang Glass Co., Ltd. Series H ..............................        445,000                --
    *Zhong An Real Estate, Ltd. .....................................        890,400           121,659
    #Zhongsheng Group Holdings, Ltd. ................................         42,000            74,258
    #Zhuzhou CSR Times Electric Co., Ltd. Series H ..................        869,000         2,036,782
                                                                                       ---------------
TOTAL CHINA .........................................................                      268,990,368
                                                                                       ---------------
HUNGARY -- (0.1%)
    *Danubius Hotel & Spa P.L.C. ....................................         45,091           627,663
    *Egis Gyogyszergyar NYRT ........................................          5,719           465,327
   #*FHB Mortgage Bank NYRT .........................................         41,326            93,822
    *Fotex Holding SE Co., Ltd. .....................................        119,895           155,293
   #*PannErgy P.L.C. ................................................        127,046           373,977
   #*RABA Automotive Holding NYRT ...................................        233,233           656,340
     Zwack Unicum NYRT ..............................................            876            49,933
                                                                                       ---------------
TOTAL HUNGARY .......................................................                        2,422,355
                                                                                       ---------------
INDIA -- (9.2%)
    *3M India, Ltd. .................................................          4,978           439,393
     Aban Offshore, Ltd. ............................................         15,803           138,885
     ABG Shipyard, Ltd. .............................................         40,927           361,572
     Aditya Birla Nuvo, Ltd. ........................................         37,126           687,615
     Aegis Logistics, Ltd. ..........................................         11,109            41,216
    *Agre Developers, Ltd. ..........................................            140               115
     Agro Tech Foods, Ltd. ..........................................         39,674           323,543
     AIA Engineering, Ltd. ..........................................         44,021           280,162
     Ajmera Realty & Infra India, Ltd. ..............................         12,450            29,701
     Akzo Nobel India, Ltd. .........................................         50,985           866,306
     Alembic Pharmaceuticals, Ltd. ..................................        265,727           245,563
    *Alembic, Ltd. ..................................................        265,727            99,881
     Allahabad Bank, Ltd. ...........................................        232,957           714,365
     Allcargo Logistics, Ltd. .......................................          3,483            10,800
     Alok Industries, Ltd. ..........................................        682,668           293,096
     Alstom Projects India, Ltd. ....................................         49,538           538,612
     Amara Raja Batteries, Ltd. .....................................         47,843           199,125
     Amtek Auto, Ltd. ...............................................        320,212           834,506
     Anant Raj Industries, Ltd. .....................................         99,533           109,094
    *Andhra Bank, Ltd. ..............................................        319,415           776,482
     Ansal Properties & Infrastructure, Ltd. ........................         82,517            61,221
    *Apollo Hospitals Enterprise, Ltd. ..............................        249,642         2,644,612
     Apollo Tyres, Ltd. .............................................        663,125           776,087
     Aptech, Ltd. ...................................................         63,975           160,121
     Areva T&D India, Ltd. ..........................................        146,336           632,047

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
    *Arvind, Ltd. ...................................................        324,737   $       726,692
    *Asahi India Glass, Ltd. ........................................        220,013           286,474
    *Ashok Leyland, Ltd. ............................................      2,564,521         1,430,050
     Asian Hotels East, Ltd. ........................................         13,104            78,744
     Asian Hotels West, Ltd. ........................................          6,100            19,094
     Aurobindo Pharma, Ltd. .........................................        541,470         1,414,193
     Automotive Axles, Ltd. .........................................         19,185           150,461
     Aventis Pharma, Ltd. ...........................................         23,466         1,130,115
     Bajaj Electricals, Ltd. ........................................         91,791           366,466
     Bajaj Finance, Ltd. ............................................         54,772           763,488
     Bajaj Finserv, Ltd. ............................................        115,432         1,278,048
     Bajaj Hindusthan, Ltd. .........................................        583,966           455,733
     Bajaj Holdings & Investment, Ltd. ..............................         86,830         1,317,248
     Balkrishna Industries, Ltd. ....................................         18,360            66,629
     Ballarpur Industries, Ltd. .....................................        910,052           549,409
     Balmer Lawrie & Co., Ltd. ......................................         23,290           281,042
     Balrampur Chini Mills, Ltd. ....................................        745,160           813,489
     Bank of Maharashtra, Ltd. ......................................        446,741           468,807
     Bannari Amman Sugars, Ltd. .....................................         15,663           190,029
     BASF India, Ltd. ...............................................         11,714           143,519
     Bata India, Ltd. ...............................................         86,199         1,276,819
     BEML, Ltd. .....................................................         29,184           315,338
     Bengal & Assam Co., Ltd. .......................................          3,943            19,043
     Berger Paints India, Ltd. ......................................        531,407         1,087,423
     BGR Energy Systems, Ltd. .......................................         96,372           648,854
     Bharat Forge, Ltd. .............................................        310,902         1,903,980
     Bhushan Steel, Ltd. ............................................        391,545         2,723,798
    *Biocon, Ltd. ...................................................         71,101           512,177
     Birla Corp., Ltd. ..............................................        104,359           686,788
     Bl Kashyap & Sons, Ltd. ........................................            554               133
     Blue Dart Express, Ltd. ........................................         17,025           560,290
     Blue Star, Ltd. ................................................        119,701           507,042
     Bombay Burmah Trading Co. ......................................          6,565            60,726
     Bombay Dyeing & Manufacturing Co., Ltd. ........................         56,142           491,653
     Bombay Rayon Fashions, Ltd. ....................................        105,219           623,517
     Brigade Enterprises, Ltd. ......................................          5,002             6,615
     Britannia Industries, Ltd. .....................................        151,875         1,464,766
     Cadila Healthcare, Ltd. ........................................         38,524           603,038
     Carborundum Universal, Ltd. ....................................        304,350           980,714
     Central Bank of India ..........................................        613,561         1,360,650
     Centum Electronics, Ltd. .......................................          6,822             9,293
     Century Enka, Ltd. .............................................          7,619            23,762
     Century Plyboards India, Ltd. ..................................        137,796           169,228
     Century Textiles & Industries, Ltd. ............................         71,457           470,104
     CESC, Ltd. .....................................................        164,998           928,333
     Chambal Fertilizers & Chemicals, Ltd. ..........................        539,201           994,013
    *Chemplast Sanmar, Ltd. .........................................         79,745             9,074
     Chennai Petroleum Corp., Ltd. ..................................        155,542           633,011
    *Cholamandalam Investment & Finance Co., Ltd. ...................         71,956           237,112
     City Union Bank, Ltd. ..........................................        630,312           588,811
     Clariant Chemicals (India), Ltd. ...............................         25,417           345,579
     CMC, Ltd. ......................................................         55,642           913,507
     Core Education & Technologies, Ltd. ............................        102,933           594,231
    *Coromandel International, Ltd. .................................        436,106         2,976,899
     Corporation Bank ...............................................         82,358           717,653
     Crisil, Ltd. ...................................................        101,450         1,834,645
     Dalmia Bharat Enterprises, Ltd. ................................         57,406           125,411
     Dalmia Cement (Bharat), Ltd. ...................................         30,095            10,475
    *DB Realty, Ltd. ................................................        119,940           176,494
     DCM Shriram Consolidated, Ltd. .................................        234,793           224,522
    *Deccan Chronicle Holdings, Ltd. ................................        104,772           110,883

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Deepak Fertilizers & Petrochemicals Corp., Ltd. ................        143,664   $       496,869
    *Development Credit Bank, Ltd. ..................................        332,645           305,266
     Dewan Housing Finance Corp., Ltd. ..............................        110,571           513,377
     Dhanalakshmi Bank, Ltd. ........................................         31,360            41,820
    *Dish TV (India), Ltd. ..........................................        813,051         1,259,517
     Dishman Pharmaceuticals & Chemicals, Ltd. ......................         45,678            48,941
     Divi's Laboratories, Ltd. ......................................         23,097           364,371
    *Dredging Corp. of India, Ltd. ..................................            127               599
     E.I.D. - Parry (India), Ltd. ...................................        285,956         1,302,041
     eClerx Services, Ltd. ..........................................         17,869           274,823
     Edelweiss Financial Services, Ltd. .............................        353,351           192,128
     Eicher Motors, Ltd. ............................................         44,035         1,526,684
     EIH, Ltd. ......................................................        368,326           706,587
     Elder Pharmaceuticals, Ltd. ....................................         41,972           344,730
     Electrosteel Casings, Ltd. .....................................        302,373           163,022
     Elgi Equipments, Ltd. ..........................................        224,474           318,220
     Emami, Ltd. ....................................................         24,405           200,570
    *Entertainment Network India, Ltd. ..............................         20,542           107,402
     Era Infra Engineering, Ltd. ....................................        162,645           507,567
     Esab India, Ltd. ...............................................         26,438           272,737
     Escorts, Ltd. ..................................................        148,837           258,455
    *Essar Ports, Ltd. ..............................................        224,622           367,806
    *Essar Shipping, Ltd. ...........................................        112,311           195,700
     Essel Propack, Ltd. ............................................        195,868           147,591
     Eveready Industries (India), Ltd. ..............................         77,672            55,145
    *Everonn Education, Ltd. ........................................         18,481           143,708
     FAG Bearings (India), Ltd. .....................................         26,817           705,623
     FDC, Ltd. ......................................................        245,896           461,864
     Federal Bank, Ltd. .............................................        360,342         3,052,044
    *Federal-Mogul Goetze (India), Ltd. .............................         60,504           285,715
     Financial Technologies (India), Ltd. ...........................         56,727           849,161
     Finolex Cables, Ltd. ...........................................        232,057           176,887
     Finolex Industries, Ltd. .......................................        229,394           303,138
    *Fortis Healthcare India, Ltd. ..................................        223,211           567,766
    *Fresenius Kabi Oncology, Ltd. ..................................         11,883            27,812
     Future Capital Holdings, Ltd. ..................................         47,702           138,587
     Gammon India, Ltd. .............................................         84,762           112,758
    *Gammon Infrastructure Projects, Ltd. ...........................         50,558            14,229
     Ganesh Housing Corp., Ltd. .....................................          1,657             4,061
     Gateway Distriparks, Ltd. ......................................        136,857           416,881
     Geodesic, Ltd. .................................................         97,598           117,619
     Geojit BNP Paribas Financial Services, Ltd. ....................         27,975            10,579
     GHCL, Ltd. .....................................................        108,622            80,914
     Gillette India, Ltd. ...........................................          9,020           411,253
     Gitanjali Gems, Ltd. ...........................................         90,316           637,293
    *GlaxoSmithKline Consumer Healthcare, Ltd. ......................         50,854         2,461,115
     Glenmark Pharmaceuticals, Ltd. .................................        157,157           995,979
     Godfrey Phillips India, Ltd. ...................................          3,004           212,796
     Godrej Consumer Products, Ltd. .................................         41,214           369,587
     Godrej Industries, Ltd. ........................................        263,939         1,093,353
    *Godrej Properties, Ltd. ........................................          7,448           105,809
     Gokul Refoils & Solvent, Ltd. ..................................         39,085            73,593
     Graphite India, Ltd. ...........................................        221,802           333,366
     Great Eastern Shipping Co., Ltd. ...............................        182,520           872,879
     Greaves Cotton, Ltd. ...........................................        461,835           838,993
     Grindwell Norton, Ltd. .........................................         18,171            94,969
     Gruh Finance, Ltd. .............................................         22,239           249,546
    *GTL Infrastructure, Ltd. .......................................        663,921           142,592
     Gujarat Alkalies & Chemicals, Ltd. .............................        135,835           393,630
     Gujarat Ambuja Exports, Ltd. ...................................        156,663            74,785
     Gujarat Fluorochemicals, Ltd. ..................................        145,154         1,582,473

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Gujarat Gas Co., Ltd. ..........................................        171,320   $     1,496,829
     Gujarat Industries Power Co., Ltd. .............................         44,878            74,437
     Gujarat Mineral Development Corp., Ltd. ........................        197,377           708,259
     Gujarat Narmada Valley Fertilizers Co., Ltd. ...................        190,388           362,608
     Gujarat NRE Coke, Ltd. .........................................        417,605           212,040
     Gujarat State Fertilizers & Chemicals, Ltd. ....................         97,061           941,768
     Gujarat State Petronet, Ltd. ...................................        392,087           799,752
     Gulf Oil Corp., Ltd. ...........................................         48,781            73,950
    *GVK Power & Infrastructure, Ltd. ...............................        161,022            46,906
     Havells India, Ltd. ............................................         77,448           565,451
     HCL Infosystems, Ltd. ..........................................        132,909           177,406
     HEG, Ltd. ......................................................         58,975           249,075
    *HeidelbergCement India, Ltd. ...................................        221,953           153,726
     Hexaware Technologies, Ltd. ....................................        637,166         1,161,379
     Hikal, Ltd. ....................................................         16,247            99,638
    *Himachal Futuristic Communications, Ltd. .......................      1,979,484           531,943
     Hinduja Global Solutions, Ltd. .................................         36,075           228,627
     Hinduja Ventures, Ltd. .........................................         36,075           247,348
     Hindustan Construction Co., Ltd. ...............................        909,744           542,156
    *Hindustan Oil Exploration Co., Ltd. ............................         90,236           219,271
     Honeywell Automation India, Ltd. ...............................          6,795           319,701
     Hotel Leelaventure, Ltd. .......................................        513,732           410,845
    *Housing Development & Infrastructure, Ltd. .....................        575,523         1,170,333
     HSIL, Ltd. .....................................................         88,826           325,110
     HT Media, Ltd. .................................................         67,258           197,162
     India Cements, Ltd. ............................................        477,152           783,792
     India Infoline, Ltd. ...........................................        403,194           614,908
     Indiabulls Financial Services, Ltd. ............................        394,273         1,232,838
     Indian Bank ....................................................        217,074           962,017
     Indian Hotels Co., Ltd. ........................................        887,643         1,268,980
     Indian Overseas Bank ...........................................        281,046           588,809
     Indo Rama Synthetics (India), Ltd. .............................        110,426            73,271
     Indoco Remedies, Ltd. ..........................................         12,300            95,543
     Indraprastha Gas, Ltd. .........................................         65,891           561,224
     IndusInd Bank, Ltd. ............................................        115,525           677,832
     INEOS ABS India, Ltd. ..........................................         23,441           300,377
     Info Edge (India), Ltd. ........................................         28,474           396,685
     Infotech Enterprises, Ltd. .....................................        174,836           421,058
     ING Vysya Bank, Ltd. ...........................................         21,126           145,585
     Ingersoll-Rand India, Ltd. .....................................         13,804           137,591
     Ipca Laboratories, Ltd. ........................................        163,730           852,500
     IRB Infrastructure Developers, Ltd. ............................        244,157           818,386
     IVRCL Infrastructures & Projects, Ltd. .........................        150,897           127,347
     J.B. Chemicals & Pharmaceuticals, Ltd. .........................         89,920           136,411
     Jagran Prakashan, Ltd. .........................................        214,855           479,104
     Jai Balaji Industries, Ltd. ....................................          1,974             3,608
     Jai Corp., Ltd. ................................................         54,486            93,191
     Jain Irrigation Systems, Ltd. ..................................        556,840         1,420,689
    *Jaiprakash Power Ventures, Ltd. ................................        194,262           152,444
     Jammu & Kashmir Bank, Ltd. .....................................         76,305         1,313,362
     JBF Industries, Ltd. ...........................................         85,460           216,800
    *Jet Airways (India), Ltd. ......................................         15,491            81,213
     Jindal Drilling & Industries, Ltd. .............................         13,908            90,383
     Jindal Poly Films, Ltd. ........................................         58,808           276,485
     Jindal Saw, Ltd. ...............................................        367,590         1,140,141
     JM Financial, Ltd. .............................................        222,159            86,210
    *JSL Stainless, Ltd. ............................................        207,228           402,517
    *JSW ISPAT Steel, Ltd. ..........................................      1,481,441           406,240
     Jubilant Industries, Ltd. ......................................          4,575            17,495
     Jubilant Organosys, Ltd. .......................................        104,136           420,155
     Jyothy Laboratories, Ltd. ......................................         41,393           121,761

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     K.S.B. Pumps, Ltd. .............................................         31,790   $       132,353
     Kajaria Ceram ..................................................         49,663           119,856
    *Kakinada Fertilizers, Ltd. .....................................        632,949           145,710
     Kalpataru Power Transmission, Ltd. .............................         71,383           160,338
     Kansai Nerolac Paints, Ltd. ....................................            198             3,445
     Karnataka Bank, Ltd. ...........................................        283,966           521,320
     Karur Vysya Bank, Ltd. .........................................        159,651         1,288,959
     Karuturi Global, Ltd. ..........................................        408,138            41,991
     KEC International, Ltd. ........................................        271,043           319,283
     Kesoram Industries, Ltd. .......................................         56,319           145,748
     Kewal Kiran Clothing, Ltd. .....................................          1,598            25,341
     Kirloskar Brothers, Ltd. .......................................            817             2,141
     Kirloskar Industries, Ltd. .....................................          8,177            45,968
     Kirloskar Oil Engines, Ltd. ....................................        218,179           580,797
     KPIT Cummins Infosystems, Ltd. .................................        107,009           351,149
    *KSK Energy Ventures, Ltd. ......................................        113,670           238,716
     Lakshmi Machine Works, Ltd. ....................................          7,965           314,135
     Lakshmi Vilas Bank, Ltd. .......................................         63,043           127,470
    *Lanco Infratech, Ltd. ..........................................      1,257,307           420,835
     Madhucon Projects, Ltd. ........................................          9,477            13,071
     Madras Cements, Ltd. ...........................................         69,358           145,083
    *Mahanagar Telephone Nigam, Ltd. ................................        172,067           110,531
     Maharashtra Scooters, Ltd. .....................................          4,550            30,258
     Maharashtra Seamless, Ltd. .....................................         99,628           692,551
     Mahindra & Mahindra Financial Services, Ltd. ...................        101,260         1,391,893
     Mahindra Lifespace Developers, Ltd. ............................         35,935           224,663
    *Marico, Ltd. ...................................................        785,704         2,463,698
    *Mastek, Ltd. ...................................................         30,383            54,672
    *MAX India, Ltd. ................................................        294,613         1,140,213
     McLeod Russel India, Ltd. ......................................        102,408           537,834
    *Mercator Lines, Ltd. ...........................................        198,879           109,171
     Merck, Ltd. ....................................................         20,256           275,670
     MindTree, Ltd. .................................................         21,161           173,554
     Monnet Ispat, Ltd. .............................................         68,695           640,050
     Monsanto India, Ltd. ...........................................         22,756           370,939
    *Moser Baer (India), Ltd. .......................................          1,309               719
    *Motherson Sumi Systems, Ltd. ...................................        628,155         2,417,413
     Motilal Oswal Financial Services, Ltd. .........................         18,723            32,273
    *Mphasis, Ltd. ..................................................        112,005           786,125
     MRF, Ltd. ......................................................          5,580           778,744
     Nagarjuna Construction Co., Ltd. ...............................        271,735           297,595
    *Nagarjuna Oil Refinery, Ltd. ...................................        575,408           132,464
     Nahar Capital & Financial Services, Ltd. .......................         10,494            11,587
     Nahar Poly Films, Ltd. .........................................         31,302            14,391
     Nahar Spinning Mills, Ltd. .....................................         55,299            67,917
     NatCo. Pharma, Ltd. ............................................         21,537           103,920
     Nava Bharat Ventures, Ltd. .....................................          3,094            10,958
     Navneet Publications India, Ltd. ...............................        216,124           295,838
     NESCO, Ltd. ....................................................          1,134            13,530
     NIIT Technologies, Ltd. ........................................        114,330           534,719
     NIIT, Ltd. .....................................................        340,635           335,161
    *Nitin Fire Protection Industries, Ltd. .........................        118,258            92,090
     Noida Toll Bridge Co., Ltd. ....................................        180,315            87,071
     Nucleus Software Exports, Ltd. .................................         27,503            39,862
     OCL India, Ltd. ................................................         56,194           110,948
    *OMAXE, Ltd. ....................................................        174,103           521,950
    *OnMobile Global, Ltd. ..........................................          5,906             7,083
     Opto Circuits India, Ltd. ......................................        347,144         1,775,098
     Orbit Corp., Ltd. ..............................................         18,562            12,874
     Orchid Chemicals & Pharmaceuticals, Ltd. .......................        113,459           383,919
     Orient Paper & Industries, Ltd. ................................        238,530           293,436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Oriental Bank of Commerce ......................................         56,252   $       333,326
     Orissa Minerals Development Co., Ltd. ..........................            299           286,211
    *Oswal Chemical & Fertilizers, Ltd. .............................         27,266            33,375
     Page Industries, Ltd. ..........................................          2,766           144,078
     Panacea Biotec, Ltd. ...........................................         98,207           196,137
     Pantaloon Retail India, Ltd. ...................................          2,575            10,208
     Pantaloon Retail India, Ltd. Series B ..........................            257               687
    *Parsvnath Developers, Ltd. .....................................        305,536           499,834
    *Patni Computer Systems, Ltd. ...................................         88,721           608,207
    *Patni Computer Systems, Ltd. ADR ...............................         23,192           317,267
     Peninsula Land, Ltd. ...........................................        157,697           135,296
     Petronet LNG, Ltd. .............................................        759,911         2,511,417
     Pfizer, Ltd. ...................................................          1,054            28,727
     Phoenix Mills, Ltd. ............................................         43,332           178,204
     Pidilite Industries, Ltd. ......................................        856,406         2,843,170
    *Pipavav Defence & Offshore Engineering Co., Ltd. ...............        344,385           606,858
     Piramal Healthcare, Ltd. .......................................        224,771         1,658,730
     Plethico Pharmaceuticals, Ltd. .................................         31,223           247,803
     Polaris Software Lab, Ltd. .....................................        125,423           375,161
     Praj Industries, Ltd. ..........................................        196,902           342,100
     Pricol, Ltd. ...................................................             37                12
     Prism Cement, Ltd. .............................................        411,116           368,996
    *Proctor & Gamble Hygiene & Health Care, Ltd. ...................          1,788            73,225
     PTC India, Ltd. ................................................        601,567           866,666
     RadiCo. Khaitan, Ltd. ..........................................        141,931           362,586
     Rain Commodities, Ltd. .........................................        384,415           235,934
     Rajesh Exports, Ltd. ...........................................        168,999           511,498
     Rallis India, Ltd. .............................................        296,530           976,341
    *Rama Newsprint & Papers, Ltd. ..................................          8,761             2,285
     Raymond, Ltd. ..................................................         98,113           780,087
    *Redington India, Ltd. ..........................................        398,000           773,009
     REI Agro, Ltd. .................................................      1,329,620           639,165
     REI Six Ten Retail, Ltd. .......................................        159,806            61,569
     Rolta India, Ltd. ..............................................        195,670           332,364
     Ruchi Soya Industries, Ltd. ....................................        371,710           834,644
     S Mobility, Ltd. ...............................................         69,436           143,436
     S. Kumars Nationwide, Ltd. .....................................        381,568           310,036
     Sadbhav Engineering, Ltd. ......................................         16,075            43,908
    *Satyam Computer Services, Ltd. .................................      1,448,406         2,093,702
    *SEAMEC, Ltd. ...................................................         51,027           108,065
     Shipping Corp. of India, Ltd. ..................................        375,182           567,909
     Shiv-Vani Oil & Gas Exploration Services, Ltd. .................          6,630            27,813
     Shoppers Stop, Ltd. ............................................         47,706           342,474
     Shree Cement, Ltd. .............................................         17,520           681,900
    *Shree Renuka Sugars, Ltd. ......................................        759,428           889,397
     Simplex Infrastructures, Ltd. ..................................          1,045             4,412
     Sintex Industries, Ltd. ........................................        503,140         1,212,514
     SKF India, Ltd. ................................................         68,494           926,104
     Sobha Developers, Ltd. .........................................        116,583           600,901
     Solar Industries India, Ltd. ...................................          1,650            27,396
     Sona Koyo Steering Systems, Ltd. ...............................         12,892             3,812
     Sonata Software, Ltd. ..........................................          8,168             4,738
     South Indian Bank, Ltd. ........................................      1,825,158           881,982
     SREI Infrastructure Finance, Ltd. ..............................        297,648           216,260
     SRF, Ltd. ......................................................        101,277           633,486
     State Bank of Bikaner & Jaipur .................................         45,845           371,645
     Sterling Biotech, Ltd. .........................................        305,767           416,809
     Sterlite Technologies, Ltd. ....................................        478,470           386,193
     Strides Arcolab, Ltd. ..........................................         76,183           615,724
    *Summit Securities, Ltd. ........................................            191               313
    *Sun Pharma Advanced Research Co., Ltd. .........................        282,311           477,826

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Sundaram Finance, Ltd. .........................................         18,312   $       190,648
     Sundaram-Clayton, Ltd. .........................................          7,780            23,807
     Sundram Fastners, Ltd. .........................................        365,122           437,835
     Supreme Industries, Ltd. .......................................        111,325           433,697
     Supreme Petrochem, Ltd. ........................................        144,830           189,949
    *Suzlon Energy, Ltd. ............................................      1,606,835         1,261,111
     Swaraj Engines, Ltd. ...........................................          3,100            29,058
     Syndicate Bank .................................................        426,884           940,121
     Taj GVK Hotels & Resorts, Ltd. .................................         67,501           128,094
     Tata Chemicals, Ltd. ...........................................        138,189           938,464
    #Tata Communications, Ltd. ADR ..................................         62,218           498,366
     Tata Elxsi, Ltd. ...............................................         51,574           238,108
     Tata Investment Corp., Ltd. ....................................         44,578           443,538
     Tata Tea, Ltd. .................................................        805,997         1,523,006
    *Tata Teleservices Maharashtra, Ltd. ............................      1,115,420           403,179
     TCI Developers, Ltd. ...........................................            452             1,444
     Tech Mahindra, Ltd. ............................................        103,525         1,235,349
    *Teledata Marine Solutions, Ltd. ................................        152,395             1,690
    *Teledata Technology Solutions, Ltd. ............................        114,297               632
     Texmaco Rail & Engineering, Ltd. ...............................        155,901           263,362
     Texmaco, Ltd. ..................................................        155,901            97,909
     Thermax India, Ltd. ............................................         84,627           802,535
     Thomas Cook India, Ltd. ........................................        155,539           156,141
     Time Technoplast, Ltd. .........................................        123,857           160,306
    *Timken India, Ltd. .............................................         23,005           104,299
     Titagarh Wagons, Ltd. ..........................................          9,801            88,148
     Torrent Pharmaceuticals, Ltd. ..................................        116,854         1,375,196
     Trent, Ltd. ....................................................         23,093           509,989
    *Trent, Ltd. Series B ...........................................          4,198            85,348
    *Triveni Turbine, Ltd. ..........................................        146,168           116,016
     TTK Prestige, Ltd. .............................................          7,962           428,060
     Tube Investments of India, Ltd. ................................        290,925           834,996
     Tulip IT Services, Ltd. ........................................        157,309           485,164
    *TV18 Broadcast, Ltd. ...........................................         79,058            73,183
     TVS Motor Co., Ltd. ............................................        443,719           624,711
     UCO Bank ......................................................        483,746           742,845
     Uflex, Ltd. ....................................................         70,409           253,185
     Unichem Laboratories, Ltd. .....................................        130,867           347,366
     United Phosphorus, Ltd. ........................................        622,285         1,864,114
     Usha Martin, Ltd. ..............................................        433,015           291,683
    *Vardhman Special Steels, Ltd. ..................................         15,258             6,580
     Vardhman Textiles, Ltd. ........................................         76,291           320,371
     Varun Shipping Co., Ltd. .......................................         82,640            31,705
     Vesuvius India, Ltd. ...........................................          1,802            14,667
     Videocon Industries, Ltd. ......................................        221,526           793,796
     Videsh Sanchar Nigam, Ltd. .....................................        142,262           550,950
     Vijaya Bank, Ltd. ..............................................        243,639           303,823
     VIP Industries, Ltd. ...........................................        149,430           531,498
     Voltas, Ltd. ...................................................        247,067           504,876
     WABCO India, Ltd. ..............................................          6,749           190,835
     Walchandnagar Industries, Ltd. .................................            166               293
     Welspun Corp., Ltd. ............................................        243,726           535,344
    *Welspun Global Brands, Ltd. ....................................          9,265             7,325
    *Welspun India, Ltd. ............................................         52,060            33,909
    *Welspun Investments & Commercials, Ltd. ........................          3,961             3,659
    *Wockhardt, Ltd. ................................................         56,338           511,447
     Wyeth, Ltd. ....................................................         37,441           766,206
     Yes Bank, Ltd. .................................................        143,407           919,291
     Zee Entertainment Enterprises, Ltd. ............................        457,832         1,124,254
    *Zee Learn, Ltd. ................................................         57,229            22,565
     Zensar Technologies, Ltd. ......................................         82,234           220,984

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDIA -- (Continued)
     Zuari Industries, Ltd. .........................................         42,970   $       527,108
     Zydus Wellness, Ltd. ...........................................         16,930           196,381
                                                                                       ---------------
TOTAL INDIA .........................................................                      187,159,793
                                                                                       ---------------
INDONESIA -- (4.4%)
     PT Adhi Karya Tbk ..............................................        354,500            20,985
     PT AKR Corporindo Tbk ..........................................     11,653,700         3,942,357
     PT Aneka Tambang Tbk ...........................................      9,210,000         1,843,451
     PT Asahimas Flat Glass Tbk .....................................        983,000           834,591
     PT Astra Graphia Tbk ...........................................      1,904,000           234,181
    *PT Bakrie & Brothers Tbk .......................................    307,328,500         1,785,092
     PT Bakrie Sumatera Plantations Tbk .............................     46,165,500         1,512,268
    *PT Bakrie Telecom Tbk ..........................................     60,463,398         2,002,500
    *PT Bakrieland Development Tbk ..................................    135,496,250         1,747,807
     PT Bank Bukopin Tbk ............................................     13,888,166         1,052,476
     PT Bank Tabungan Negara Tbk ....................................      9,277,212         1,493,361
    *PT Bank Tabungan Pensiunan Nasional Tbk ........................        352,500           147,976
    *PT Barito Pacific Tbk ..........................................      8,476,000           777,069
    *PT Berlian Laju Tanker Tbk .....................................     33,217,366           711,553
    *PT Bhakti Investama Tbk ........................................     87,247,400         2,429,027
    *PT Bisi International Tbk ......................................      5,636,000           641,746
     PT Budi Acid Jaya Tbk ..........................................      5,947,000           156,102
    *PT Bumi Serpong Damai Tbk ......................................     28,470,700         2,929,721
    *PT Central Proteinaprima Tbk ...................................     21,920,000           131,235
    *PT Chandra Asri Petrochemical Tbk ..............................         13,500             4,397
    *PT Charoen Pokphand Indonesia Tbk ..............................     19,232,500         5,727,240
     PT Ciputra Development Tbk .....................................     30,408,580         1,667,277
     PT Ciputra Surya Tbk ...........................................      3,133,000           296,517
    *PT Citra Marga Nusaphala Persada Tbk ...........................      7,897,000         1,340,381
     PT Clipan Finance Indonesia Tbk ................................      1,482,000            76,772
    *PT Darma Henwa Tbk .............................................     56,172,100           493,581
    *PT Davomas Adabi Tbk ...........................................     41,356,500           231,560
    *PT Delta Dunia Makmur Tbk ......................................     20,355,000         1,428,016
     PT Elnusa Tbk ..................................................      1,749,500            41,166
    *PT Energi Mega Persada Tbk .....................................     87,372,000         1,590,906
     PT Ever Shine Textile Tbk ......................................      3,654,640            40,045
    *PT Fajar Surya Wisesa Tbk ......................................          5,000             1,671
     PT Gajah Tunggal Tbk ...........................................      6,588,000         2,014,606
     PT Global Mediacom Tbk .........................................     20,618,500         1,851,054
     PT Gozco Plantations Tbk .......................................      7,246,500           248,510
    *PT Hanson International Tbk ....................................      7,570,000           173,926
     PT Hexindo Adiperkasa Tbk ......................................        821,000           719,470
     PT Holcim Indonesia Tbk ........................................      9,852,500         2,127,350
    *PT Indah Kiat Pulp & Paper Corp. Tbk ...........................      9,763,000         1,115,853
     PT Indika Energy Tbk ...........................................      3,834,500         1,218,055
     PT Indorama Synthetics Tbk .....................................        485,000           126,861
    *PT Inovisi Infracom Tbk ........................................         67,200            42,053
    *PT Intiland Development Tbk ....................................     12,845,032           365,161
     PT Japfa Comfeed Indonesia Tbk .................................      3,168,000         1,804,633
    *PT Jasa Marga Tbk ..............................................      2,095,500           903,184
     PT Jaya Real Property Tbk ......................................      1,967,500           331,158
     PT Kalbe Farma Tbk .............................................      1,635,738           636,713
    *PT Kawasan Industri Jababeka Tbk ...............................     76,055,000         1,355,538
     PT Lippo Karawaci Tbk ..........................................     59,407,812         4,259,280
     PT Matahari Putra Prima Tbk ....................................      7,659,128           850,926
     PT Mayorah Indah Tbk ...........................................      2,187,000         3,472,156
     PT Medco Energi Internasional Tbk ..............................      5,930,000         1,540,574
    *PT Media Nusantara Citra Tbk ...................................     14,124,985         1,744,901
     PT Mitra Adiperkasa Tbk ........................................      3,953,500         2,177,443
    *PT Mitra International Resources Tbk ...........................      6,855,000           123,897
    *PT Pabrik Kertas Tjiwi Kimia Tbk ...............................        464,000           106,408

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
INDONESIA -- (Continued)
    *PT Pakuwon Jati Tbk ............................................     12,934,000   $     1,245,864
    *PT Panasia Indosyntec Tbk ......................................         79,000             1,825
    *PT Panin Financial Tbk .........................................     40,083,500           542,139
     PT Panin Insurance Tbk .........................................      6,609,000           338,391
     PT Perusahaan Perkebunan London Sumatra Indonesia Tbk ..........     10,183,500         2,504,632
    *PT Polaris Investama Tbk .......................................      2,730,500           364,923
    *PT Polychem Indonesia Tbk ......................................      5,812,000           405,776
     PT Ramayana Lestari Sentosa Tbk ................................     14,295,000         1,072,630
     PT Resource Alam Indonesia Tbk .................................        280,000           166,882
     PT Sampoerna Agro Tbk ..........................................      2,496,500           844,551
     PT Samudera Indonesia Tbk ......................................        222,500            85,770
     PT Selamat Sempurna Tbk ........................................      3,625,000           532,980
    *PT Sentul City Tbk .............................................     62,772,000         1,988,941
     PT Sinar Mas Agro Resources & Technology Tbk ...................      1,071,460           766,959
     PT Summarecon Agung Tbk ........................................     19,315,532         2,527,739
    *PT Sunson Textile Manufacturer Tbk .............................      2,325,500            41,197
    *PT Surabaya Agung Industri Pulp & Kertas Tbk ...................         64,500             2,805
     PT Surya Citra Media Tbk .......................................         56,000            39,876
    *PT Surya Dumai Industri Tbk ....................................      3,298,500                --
    *PT Suryainti Permata Tbk .......................................      7,252,000            72,909
    *PT Texmaco Jaya Tbk ............................................         93,000            30,991
    *PT Tiga Pilar Sejahtera Food Tbk ...............................      3,114,500           226,686
     PT Timah Tbk ...................................................     13,764,500         3,050,114
     PT Trada Maritime Tbk ..........................................     22,343,513         2,205,108
    *PT Trias Sentosa Tbk ...........................................     38,725,600         2,028,076
     PT Trimegah Securities Tbk .....................................      9,741,000           103,424
    *PT Truba Alam Manunggal Engineering Tbk ........................     21,316,500           119,769
     PT Tunas Baru Lampung Tbk ......................................      7,426,000           504,001
     PT Tunas Ridean Tbk ............................................     13,838,000           961,628
    *PT Ultrajaya Milk Industry & Trading Co. Tbk ...................        390,000            47,106
     PT Unggul Indah Cahaya Tbk .....................................         48,239             9,809
     PT Wijaya Karya Tbk ............................................      6,921,000           402,674
                                                                                       ---------------
TOTAL INDONESIA .....................................................                       89,878,912
                                                                                       ---------------
ISRAEL -- (0.0%)
     Alony Hetz Properties & Investments, Ltd. ......................              1                 2
     Beit Shemesh Engines Holdings, Ltd. ............................             --                --
     Delta-Galil Industries, Ltd. ...................................              1                 4
    *Electra Real Estate, Ltd. ......................................              1                 3
    *Feuchtwanger Investments, Ltd. .................................          4,200                14
     Formula Systems (1985), Ltd. ...................................             --                 3
    *Formula Vision Technologies, Ltd. ..............................              1                --
    *Jerusalem Oil Exploration, Ltd. ................................             --                 3
    *Knafaim Holdings, Ltd. .........................................         19,085            96,030
    *Metis Capital, Ltd. ............................................            919             1,102
     Mivtach Shamir Holdings, Ltd. ..................................         15,288           442,403
    *Naphtha Israel Petroleum Corp., Ltd. ...........................              1                 3
     Osem Investments, Ltd. .........................................              1                 9
     Super-Sol, Ltd. Series B .......................................             --                 2
                                                                                       ---------------
TOTAL ISRAEL ........................................................                          539,578
                                                                                       ---------------
MALAYSIA -- (5.5%)
    *A&M Realty Berhad ..............................................        130,000            17,957
     Acoustech Berhad ...............................................        128,000            24,535
     Adventa Berhad .................................................          4,600             2,571
     Aeon Co. Berhad ................................................        974,200         2,213,411
    *Aeon Credit Service M Berhad ...................................         16,600            26,563
     Affin Holdings Berhad ..........................................        331,800           316,980
    *Alam Maritim Resources Berhad ..................................        589,600           154,931
     Al-'Aqar KPJ REIT Berhad .......................................         75,371            27,191
     Alliance Financial Group Berhad ................................        259,900           297,455

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     AmCorp. Properties Berhad ......................................        652,033   $        95,080
     Amway (Malaysia) Holdings Berhad ...............................        396,700         1,135,743
    *Ancom Berhad ...................................................        361,200            42,039
     Ann Joo Resources Berhad .......................................        981,750           687,025
    *Anson Perdana Berhad ...........................................         10,000               147
     APM Automotive Holdings Berhad .................................        258,700           369,214
     Asas Dunia Berhad ..............................................        100,400            33,015
    *Asia Pacific Land Berhad .......................................      1,888,600           260,316
     Bandar Raya Developments Berhad ................................      1,190,200           767,649
     Berjaya Assets Berhad ..........................................        810,100           226,382
     Berjaya Corp. Berhad ...........................................      5,038,800         1,691,966
     Berjaya Land Berhad ............................................      3,734,000         1,196,954
    *Berjaya Media Berhad ...........................................         92,600            13,055
     BIMB Holdings Berhad ...........................................      1,377,000           902,301
     Bintulu Port Holdings Berhad ...................................         23,400            50,695
     Bolton Berhad ..................................................        656,600           176,020
     Boustead Heavy Industries Corp. Berhad .........................         30,600            28,056
     Boustead Holdings Berhad .......................................        706,520         1,226,451
     Bursa Malaysia Berhad ..........................................      1,390,400         3,062,029
     Cahya Mata Sarawak Berhad ......................................        823,600           536,451
     Carlsberg Brewery Malaysia Berhad ..............................        655,600         1,496,294
    *CB Industrial Product Holding Berhad ...........................        202,410           241,801
     Chemical Co. of Malaysia Berhad ................................        443,200           242,237
     Chin Teck Plantations Berhad ...................................         33,000            88,362
    *CI Holdings Berhad .............................................        107,900           171,414
     Coastal Contracts Berhad .......................................        623,866           391,286
     CSC Steel Holdings Berhad ......................................        508,200           232,553
     Cycle & Carriage Bintang Berhad ................................         15,000            16,438
    *Datuk Keramik Holdings Berhad ..................................         24,000                --
     Dayang Enterprise Holdings Berhad ..............................        742,631           418,872
    *Dialog Group Berhad ............................................      6,956,692         5,402,167
     Dijaya Corp. Berhad ............................................        333,300           151,361
     DRB-Hicom Berhad ...............................................      3,943,700         2,674,045
     Dutch Lady Milk Industries Berhad ..............................        125,700           834,387
     Eastern & Oriental Berhad ......................................      1,729,900           790,298
     ECM Libra Avenue Berhad ........................................      1,672,601           424,384
    *Encorp Berhad ..................................................         89,200            16,835
     Eng Kah Corp. Berhad ...........................................         19,900            20,307
     Esso Malaysia Berhad ...........................................        420,600           502,403
     Evergreen Fibreboard Berhad ....................................        984,700           322,022
     Faber Group Berhad .............................................        662,800           368,623
     Far East Holdings Berhad .......................................         61,500           139,606
    *Fountain View Development Berhad ...............................        808,200                --
     Fraser & Neave Holdings Berhad .................................        268,700         1,484,746
     George Kent (Malaysia) Berhad ..................................         34,200            10,620
     Globetronics Technology Berhad .................................        437,860           130,211
     Glomac Berhad ..................................................        794,200           218,916
    *Golden Plus Holdings Berhad ....................................        216,000            73,924
     Goldis Berhad ..................................................        524,250           282,005
     Grand United Holdings Berhad ...................................        787,000           303,637
     Guiness Anchor Berhad ..........................................        787,900         2,759,300
     GuocoLand (Malaysia) Berhad ....................................        719,200           210,442
     Hai-O Enterprise Berhad ........................................        348,480           217,937
     Hap Seng Consolidated Berhad ...................................      3,728,540         1,842,913
     Hap Seng Plantations Holdings Berhad ...........................        303,300           264,733
     Hartalega Holdings Berhad ......................................        224,250           397,387
     Hock Seng Lee Berhad ...........................................      1,030,506           483,611
    *Hong Leong Capital Berhad ......................................         90,000            36,495
     Hong Leong Industries Berhad ...................................        605,900           790,308
    *Hovid Berhad ...................................................        922,600            61,315
     Hunza Properties Berhad ........................................        446,200           219,046

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Hwang-DBS (Malaysia) Berhad ....................................        293,200   $       219,557
     IGB Corp. Berhad ...............................................      2,497,455         1,611,585
     IJM Land Berhad ................................................      1,942,100         1,456,130
     IJM Plantations Berhad .........................................      1,188,700         1,022,141
    *Insas Berhad ...................................................      1,649,688           270,001
     Integrated Logistics Berhad ....................................        299,815            70,068
     Integrax Berhad ................................................         36,600            13,621
    *Jaks Resources Berhad ..........................................        800,700           153,927
     Jaya Tiasa Holdings Berhad .....................................        436,390           809,226
     JT International Berhad ........................................        550,600         1,137,631
    *K & N Kenanga Holdings Berhad ..................................        789,900           148,360
    *Karambunai Corp. Berhad ........................................      3,120,500           145,150
     Keck Seng (Malaysia) Berhad ....................................        828,150         1,030,201
     Kencana Petroleum Berhad .......................................      2,208,964         1,851,457
     KFC Holdings (Malaysia) Berhad .................................      2,239,200         2,523,029
     Kian Joo Can Factory Berhad ....................................      1,091,080           677,985
     Kim Loong Resources Berhad .....................................        224,660           148,604
     Kinsteel Berhad ................................................      1,360,700           254,909
     KLCC Property Holdings Berhad ..................................        926,400           938,245
     KNM Group Berhad ...............................................      2,410,950         1,119,292
     Kossan Rubber Industries Berhad ................................        553,200           514,703
     KPJ Healthcare Berhad ..........................................        819,250         1,115,856
     KrisAssets Holdings Berhad .....................................         88,863           123,033
     KSL Holdings Berhad ............................................        649,266           299,971
     KUB Malaysia Berhad ............................................      1,353,500           305,232
    *Kulim Malaysia Berhad ..........................................      2,144,200         2,497,574
    *Kumpulan Europlus Berhad .......................................        900,100           299,502
     Kumpulan Fima Berhad ...........................................        123,150            66,120
    *Kumpulan Hartanah Selangor Berhad ..............................        101,900             9,510
     Kumpulan Perangsang Selangor Berhad ............................        361,700           106,299
    *Kurnia Asia Berhad .............................................      2,485,800           405,739
     Kwantas Corp. Berhad ...........................................        343,600           208,078
    *Landmarks Berhad ...............................................        923,400           346,256
     Latexx Partners Berhad .........................................         17,300            10,172
    *LBS Bina Group Berhad ..........................................        161,800            37,307
    *Leader Universal Holdings Berhad ...............................      1,018,700           315,059
     Leong Hup Holdings Berhad ......................................        397,700           209,419
     Lingkaran Trans Kota Holdings Berhad ...........................        915,600         1,033,132
    *Lingui Development Berhad ......................................        102,600            51,534
     Lion Diversified Holdings Berhad ...............................          4,600               586
     Lion Industries Corp. Berhad ...................................      1,699,000           839,883
     LPI Capital Berhad .............................................         22,480            96,612
     Mah Sing Group Berhad ..........................................      1,168,840           773,438
    *Malayan Flour Mills Berhad .....................................         39,500            93,887
    *Malayan United Industries Berhad ...............................         23,219             1,249
     Malaysia Building Society Berhad ...............................      1,707,400           975,672
    *Malaysian Airlines System Berhad ...............................        173,200            82,389
     Malaysian Bulk Carriers Berhad .................................        379,300           229,685
    *Malaysian Pacific Industries Berhad ............................        262,813           281,158
     Malaysian Resources Corp. Berhad ...............................      3,481,249         2,272,849
     Mamee Double Decker Berhad .....................................          5,100             7,172
    *Mancon Berhad ..................................................         12,000             3,403
     Marco Holdings Berhad ..........................................      2,815,400           131,925
     MBM Resources Berhad ...........................................        326,866           333,160
     Media Prima Berhad .............................................      2,567,803         2,115,596
     Mega First Corp. Berhad ........................................        361,600           181,823
    *MEMS Technology Berhad .........................................      1,917,000            37,490
     Metro Kajang Holdings Berhad ...................................        160,429            78,528
    *MK Land Holdings Berhad ........................................        775,500            81,052
     MNRB Holdings Berhad ...........................................        497,100           472,734
    *Mudajaya Group Berhad ..........................................        550,666           417,289

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
     Muhibbah Engineering Berhad ....................................        864,250   $       339,192
    *Mulpha International Berhad ....................................      5,735,700           749,787
     Multi-Purpose Holdings Berhad ..................................        502,700           432,815
     Naim Holdings Berhad ...........................................        622,300           387,933
    *Narra Industries Berhad ........................................         16,000             2,503
     NCB Holdings Berhad ............................................      1,147,200         1,395,470
    *Nikko Electronics Berhad .......................................         36,600               119
     Notion VTEC Berhad .............................................        393,266           215,766
     NTPM Holdings Berhad ...........................................      1,203,180           199,448
     NV Multi Corp. Berhad ..........................................        129,270             1,124
    *NWP Holdings Berhad ............................................        112,000             4,381
     Nylex (Malaysia) Berhad ........................................        464,457            87,528
     Oriental Holdings Berhad .......................................         63,500            91,813
     OSK Holdings Berhad ............................................      2,159,288         1,210,629
     P.I.E. Industrial Berhad .......................................        140,100           161,448
     Padini Holdings Berhad .........................................        111,800            37,650
     Panasonic Manufacturing Malaysia Berhad ........................        157,184         1,005,656
    *Panglobal Berhad ...............................................         14,000             8,624
     Paramount Corp. Berhad .........................................        128,100            71,874
     PBA Holdings Berhad ............................................        274,100            87,283
     Pelikan International Corp. Berhad .............................        783,940           214,902
    *Perisai Petroleum Teknologi Berhad .............................      1,139,600           240,435
     Perusahaan Sadur Timah Malaysia (Perstima) Berhad ..............          5,000             6,398
    *Perwaja Holdings Berhad ........................................         93,400            24,847
    *Pharmaniaga Berhad .............................................         12,287            20,706
     PJ Development Holdings Berhad .................................      1,070,900           256,916
     POS Malaysia Berhad ............................................        672,600           609,455
     Press Metal Berhad .............................................        388,400           242,933
    *Prime Utilities Berhad .........................................          3,000                88
     Protasco Berhad ................................................        575,600           182,166
     Proton Holdings Berhad .........................................      1,404,700         1,222,000
    *Puncak Niaga Holding Berhad ....................................        145,220            58,262
     QL Resources Berhad ............................................      1,615,320         1,498,439
     QSR Brands Berhad ..............................................        148,433           274,367
     RCE Capital Berhad .............................................      1,023,900           157,312
    *Rekapacific Berhad .............................................         55,000                --
     Salcon Berhad ..................................................        572,400            97,990
     SapuraCrest Petroleum Berhad ...................................      1,649,700         2,169,547
     Sarawak Oil Palms Berhad .......................................        179,660           246,821
     Scientex Berhad ................................................        344,862           262,043
    *Scomi Group Berhad .............................................      3,486,900           339,100
     Selangor Dredging Berhad .......................................      1,118,200           261,224
     Selangor Properties Berhad .....................................         76,600            83,148
     Shangri-La Hotels Malaysia Berhad ..............................        171,200           133,878
     SHL Consolidated Berhad ........................................        277,400           123,991
     Sino Hua-An International Berhad ...............................        419,900            35,301
    *South East Asia Lumber, Inc. Berhad ............................        386,100            58,626
     Southern Acids (Malaysia) Berhad ...............................         41,000            27,075
    *SPK Sentosa Corp. Berhad .......................................        145,800            14,079
    *SRI Hartemas Berhad ............................................         65,000                --
     Star Publications (Malaysia) Berhad ............................        699,600           729,032
     Subur Tiasa Holdings Berhad ....................................        386,085           295,159
    *Sunway Berhad ..................................................      1,938,370         1,472,100
     Supermax Corp. Berhad ..........................................        825,500           991,127
     Suria Capital Holdings Berhad ..................................        672,800           348,681
     Ta Ann Holdings Berhad .........................................        589,507           952,355
     TA Enterprise Berhad ...........................................      4,878,900           931,723
     TA Global Berhad ...............................................      2,927,340           283,775
     TAHPS Group Berhad .............................................          4,000             5,587
     Tan Chong Motor Holdings Berhad ................................      1,344,900         1,962,312
     TDM Berhad .....................................................        380,000           368,064

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MALAYSIA -- (Continued)
    *Tebrau Teguh Berhad ............................................      1,016,400   $       239,014
     TH Plantations Berhad ..........................................        563,700           383,756
     Three-A Resources Berhad .......................................        370,700           151,352
    *Time Dotcom Berhad .............................................      4,663,340           938,061
     Top Glove Corp. Berhad .........................................        765,760         1,063,199
     Tradewinds (Malaysia) Berhad ...................................        384,000         1,105,658
     Tradewinds Corp. Berhad ........................................        380,100            99,473
     TRC Synergy Berhad .............................................        155,520            32,280
     TSH Resources Berhad ...........................................        140,700           144,507
     UAC Berhad .....................................................         44,715            43,104
     Uchi Technologies Berhad .......................................        658,800           267,150
     Unico-Desa Plantations Berhad ..................................      1,853,775           657,000
     Unisem (Malaysia) Berhad .......................................      1,369,090           556,156
     United Malacca Berhad ..........................................        391,050           850,524
     United Plantations Berhad ......................................        508,900         2,880,414
     VS Industry Berhad .............................................        344,026           151,798
     Wah Seong Corp. Berhad .........................................      1,265,593           873,278
     WCT Berhad .....................................................      2,291,900         1,930,628
     Wing Tai Malaysia Berhad .......................................        544,400           282,559
     WTK Holdings Berhad ............................................      1,165,000           537,434
     Yeo Hiap Seng Malaysia Berhad ..................................         56,760            32,049
     YNH Property Berhad ............................................        824,198           465,263
     YTL Cement Berhad ..............................................         98,600           146,720
     YTL e-Solutions Berhad .........................................      3,485,600           997,175
    *YTL Land & Development Berhad ..................................         47,800            19,230
     Zhulian Corp. Berhad ...........................................        256,533           141,663
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                      112,061,070
                                                                                       ---------------
MEXICO -- (3.5%)
     Alsea de Mexico S.A.B. de C.V. .................................        928,237           960,485
     Arca Continental S.A.B. de C.V. ................................      4,727,621        22,437,310
   #*Axtel S.A.B. de C.V ............................................      1,847,779           605,897
    #Bolsa Mexicana de Valores S.A. de C.V. .........................      1,170,408         1,913,648
    *Carso Infraestructura y Construccion S.A.B. de C.V .............      1,809,924         1,085,112
     Cia Minera Autlan S.A.B. de C.V. Series B ......................        104,500           108,601
     Compartamos S.A.B. de C.V ......................................      2,375,700         3,672,201
    #Consorcio ARA S.A.B. de C.V. Series * ..........................      1,966,800           538,667
    *Consorcio Hogar S.A.B. de C.V. Series B ........................         76,693            27,623
    *Controladora Comercial Mexicana S.A.B. de C.V. Series B ........      1,018,801         1,471,593
    *Corporacion GEO S.A.B. de C.V. Series B ........................      1,330,000         1,835,274
    *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B       960,372           430,932
    *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B ...          1,623               388
     Corporacion Moctezuma S.A.B. de C.V. Series * ..................        858,200         1,917,701
     Corporativo Fragua S.A.B. de C.V ...............................             31               343
     Corporativo GBM S.A.B. de C.V ..................................         29,028            11,326
   #*Desarrolladora Homex S.A.B. de C.V .............................        206,800           518,280
    *Empaques Ponderosa S.A. de C.V. Series B .......................        206,000            13,912
   #*Empresas ICA S.A.B. de C.V .....................................        655,818           877,409
   #*Empresas ICA S.A.B. de C.V. Sponsored ADR ......................        623,989         3,325,861
    *Financiera Independencia S.A.B. de C.V .........................        215,935           103,698
   #*Genomma Lab Internacional S.A.B. de C.V. Series B ..............      1,003,072         2,056,271
    *Gruma S.A.B. de C.V. ADR .......................................         33,070           257,615
    *Gruma S.A.B. de C.V. Series B ..................................      1,253,434         2,451,001
    #Grupo Aeroportuario del Centro Norte S.A.B. de C.V .............        419,100           704,737
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR ........          2,342            31,594
     Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B .......         34,300           119,524
    #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR .............         62,500         3,600,000
     Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B ........        188,500         1,084,579
    *Grupo Cementos de Chihuahua S.A.B. de C.V ......................        826,400         2,579,593
    *Grupo Famsa S.A.B. de C.V. Series A ............................        403,600           361,596
    #Grupo Herdez S.A.B. de C.V. Series * ...........................        594,200         1,091,470

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
MEXICO -- (Continued)
     Grupo Industrial Maseca S.A.B. de C.V. Series B ................        578,600   $       642,117
    *Grupo Industrial Saltillo S.A.B. de C.V ........................        165,900           159,340
     Grupo Kuo S.A.B. de C.V. Series B ..............................        222,767           292,521
    *Grupo Nutrisa S.A.B. de C.V ....................................            188               712
    *Grupo Posadas S.A.B. de C.V. Series L ..........................        199,000           234,135
    *Grupo Qumma S.A. de C.V. Series B ..............................        105,334             1,423
   #*Grupo Simec S.A. de C.V. Series B ..............................        322,190           719,228
    *Impulsora del Desarrollo y El Empleo en America Latina S.A.B.
       de C.V .......................................................         61,100            89,539
     Industrias BachoCo. S.A.B. de C.V. Series B ....................        208,419           387,062
    *Industrias CH S.A.B. de C.V. Series B ..........................      1,172,808         3,817,544
    *Inmuebles Carso S.A.B. de C.V. Series B-1 ......................        282,347           215,039
    *Megacable Holdings S.A.B. de C.V ...............................         85,759           180,115
   #*Promotora y Operadora de Infraestructura S.A.B de C.V ..........        533,844         2,155,084
    *Qualitas Cia de Seguros S.A. de C.V ............................          1,600             1,273
    *Sanluis Rassini S.A.P.I. de C.V. Series A ......................          3,300                --
    *Sanluis Rassini S.A.P.I. de C.V. Series B ......................          4,642                --
    *Sanluis Rassini S.A.P.I. de C.V. Series C ......................          4,642                --
    *Savia S.A. de C.V. Series A ....................................        610,700            36,659
     TV Azteca S.A.B. de C.V ........................................      6,581,300         3,985,225
    *Urbi Desarrollos Urbanos S.A.B. de C.V .........................      1,060,078         1,351,446
    *Vitro S.A.B. de C.V. Series A ..................................        736,702           632,943
                                                                                       ---------------
TOTAL MEXICO ........................................................                       71,095,646
                                                                                       ---------------
PHILIPPINES -- (2.0%)
     A. Soriano Corp. ...............................................      3,430,211           264,030
     Aboitiz Equity Ventures, Inc. ..................................      3,668,400         3,501,508
     Alaska Milk Corp. ..............................................      1,404,000           396,893
     Alsons Consolidated Resources, Inc. ............................      2,656,000            77,613
    *Atlas Consolidated Mining & Development Corp. ..................      1,153,700           523,268
    *Belle Corp. ....................................................     14,252,000         1,255,320
     Cebu Holdings, Inc. ............................................      2,284,000           134,963
     China Banking Corp. ............................................         21,377           198,307
    *Digital Telecommunications Philippines., Inc. ..................     15,152,200           563,762
    *Empire East Land Holdings, Inc. ................................      8,473,000           119,596
     Filinvest Development Corp. ....................................     13,970,922         1,265,075
     Filinvest Land, Inc. ...........................................     72,127,577         1,921,348
    *First Gen Corp. ................................................      3,103,800         1,005,990
     First Philippines Holdings Corp. ...............................      1,527,600         1,857,974
     Ginebra San Miguel, Inc. .......................................        999,000           573,146
    *Global Estate Resorts, Inc. ....................................      5,471,000           271,012
     House of Investments, Inc. .....................................        692,000            47,698
    *International Container Terminal Services, Inc. ................      1,471,520         1,899,826
    *Ionics, Inc. ...................................................        100,825             2,338
     Jollibee Foods Corp. ...........................................      1,101,000         2,329,647
    *Lepanto Consolidated Mining Co. Series B .......................     12,180,000           393,999
     Lopez Holdings Corp. ...........................................      7,752,000           849,607
     Macroasia Corp. ................................................        447,500            32,803
    *Manila Mining Corp. Series B ...................................    147,962,500           219,245
     Manila Water Co., Inc. .........................................      2,078,000           942,636
     Megaworld Corp. ................................................     29,657,000         1,287,450
    *Metro Pacific Corp. Series A ...................................      1,827,193            89,142
     Metro Pacific Investments Corp. ................................     19,032,000         1,447,367
    *Paxys, Inc. ....................................................        324,280             9,479
    *Pepsi-Cola Products Philippines, Inc. ..........................      2,981,000           142,854
     Philex Mining Corp. ............................................        193,900           109,890
    *Philippine Bank of Communications ..............................         14,726            24,160
    *Philippine National Bank .......................................      1,006,375         1,271,721
    *Philippine National Construction Corp. .........................        173,000            19,883
     Philippine Savings Bank ........................................        356,863           587,769
     Philippine Stock Exchange, Inc. ................................         48,990           262,018
    *Philippine Townships, Inc. .....................................        318,732            35,510

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
PHILIPPINES -- (Continued)
     PhilWeb Corp. ..................................................      1,045,600   $       372,006
     Phinma Corp. ...................................................        135,549            37,056
     RFM Corp. ......................................................      8,590,268           240,614
     Rizal Commercial Banking Corp. .................................        930,200           681,275
     Robinson's Land Corp. Series B .................................      6,769,605         1,960,160
     Security Bank Corp. ............................................        850,370         1,727,431
     Semirara Mining Corp. ..........................................        320,280         1,589,279
     Shang Properties, Inc. .........................................      1,759,970            78,396
     SM Development Corp. ...........................................     15,971,197         2,957,534
     Southeast Asia Cement Holdings, Inc. ...........................      4,104,000           138,570
     Union Bank of Philippines ......................................        347,530           495,171
    *Universal Rightfield Property Holdings, Inc. ...................      1,062,000               697
     Universal Robina Corp. .........................................      3,594,015         3,944,100
    *Victorias Milling Co., Inc. ....................................        139,680             2,851
     Vista Land & Lifescapes, Inc. ..................................      7,780,000           543,382
    *Yehey! Corp. ...................................................         29,670                --
                                                                                       ---------------
TOTAL PHILIPPINES ...................................................                       40,703,369
                                                                                       ---------------
POLAND -- (1.7%)
     Agora SA .......................................................         83,741           387,273
     Amica Wronki SA ................................................         12,603           119,511
    *AmRest Holdings SE .............................................         37,993           803,442
     Apator SA ......................................................         30,999           172,281
     Asseco Poland SA ...............................................        201,285         3,146,290
     ATM SA .........................................................         57,593           125,846
    *Bank Przemyslowo Handlowy BPH SA ...............................          4,760            71,156
    *Bioton SA ......................................................      3,333,289            84,028
    *Boryszew SA ....................................................      3,464,796           878,494
     Budimex SA .....................................................         45,192         1,132,925
    *CD Projekt Red SA ..............................................        199,183           340,233
    *Cersanit-Krasnystaw SA .........................................        309,186           437,974
    *Ciech SA .......................................................         34,522           148,495
    *Cinema City International NV ...................................         38,182           335,359
    *ComArch SA .....................................................          1,416            22,572
    *Cyfrowy Polsat SA ..............................................         75,325           350,125
     Debica SA ......................................................         29,862           542,797
     Decora SA ......................................................          4,202            12,060
     Dom Development SA .............................................          4,673            42,420
    *Dom Maklerski IDM SA ...........................................        576,207           290,032
    *Echo Investment SA .............................................      1,048,160         1,225,838
     Elektrobudowa SA ...............................................          8,568           282,318
    *Elstar Oils SA .................................................         45,149            91,739
     Emperia Holding SA .............................................         37,308         1,321,446
    *Energomontaz Poludnie SA .......................................         21,610            16,912
     Eurocash SA ....................................................        217,524         1,738,955
     Fabryki Mebli Forte SA .........................................         48,823           128,936
     Famur SA .......................................................        207,314           174,607
    *Farmacol SA ....................................................         50,868           368,366
     Grupa Kety SA ..................................................         37,598         1,254,430
    *Grupa Lotos SA .................................................        187,948         1,687,261
     Impexmetal SA ..................................................        414,860           482,373
    *Inter Cars SA ..................................................         14,054           370,118
    *Koelner SA .....................................................          1,250             5,187
    *Kopex SA .......................................................        108,459           620,993
     Kredyt Bank SA .................................................         80,234           365,257
    *LC Corp. SA ....................................................          9,839             3,325
    *Lentex SA ......................................................         24,214           165,458
     LPP SA .........................................................          2,011         1,301,679
    *Lubelski Wegiel Bogdanka SA ....................................         21,027           718,573
    *MNI SA .........................................................         55,748            32,399
    *Mondi Packaging Paper Swiecie SA ...............................         42,121           958,992

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
POLAND -- (Continued)
     Mostostal Warszawa SA ..........................................         37,200   $       293,189
    *Netia Holdings SA ..............................................      1,311,613         2,230,378
     NFI Empik Media & Fashion SA ...................................         94,732           288,120
     NG2 SA .........................................................         46,751           644,265
    *Noble Bank SA ..................................................         33,939            52,181
    *Orbis SA .......................................................        130,535         1,666,927
    *Petrolinvest SA ................................................         25,646            24,269
    *Pol-Aqua SA ....................................................          6,882            17,156
     Polimex-Mostostal SA ...........................................        729,986           370,475
    *Polish Energy Partners SA ......................................         34,406           270,789
     Polska Grupa Farmaceutyczna SA .................................         34,417           348,342
    *Polska Grupa Odlewnicza SA .....................................         41,462            11,341
     Qumak-Sekom SA .................................................          2,698             8,754
     Raciborska Fabryka Kotlow SA ...................................        215,305           584,032
    *Stalexport SA ..................................................        109,683            40,617
     Stalprodukt SA .................................................          8,713           835,390
    *Sygnity SA .....................................................         46,479           266,934
     Synthos SA .....................................................      1,395,346         1,849,662
    *Trakcja-Tiltra SA ..............................................         43,879            23,035
     TVN SA .........................................................         38,595           154,099
     Zaklady Azotowe Pulawy SA ......................................         23,724           708,450
    *Zaklady Azotowe w Tarnowie-Moscicach SA ........................         86,651           834,893
    *Zaklady Chemiczne Police SA ....................................          9,115            32,644
     Zaklady Tluszcowe Kruszwica SA .................................         12,430           272,587
    *Zamet Industry SA ..............................................         41,462            16,034
     Zelmer SA ......................................................          4,729            38,791
                                                                                       ---------------
TOTAL POLAND ........................................................                       34,641,829
                                                                                       ---------------
SOUTH AFRICA -- (8.1%)
     Acucap Properties, Ltd. ........................................        212,747         1,039,467
     Adcock Ingram Holdings, Ltd. ...................................        565,230         4,434,618
     Adcorp Holdings, Ltd. ..........................................        165,443           540,429
     Advtech, Ltd. ..................................................        833,800           618,117
     AECI, Ltd. .....................................................        459,895         4,409,638
     Afgri, Ltd. ....................................................      1,100,948           720,994
     African Oxygen, Ltd. ...........................................        535,944         1,122,830
    *AG Industries, Ltd. ............................................     32,496,618            81,902
     Allied Electronics Corp., Ltd. .................................        163,698           488,345
     Allied Technologies, Ltd. ......................................        133,761           898,594
     Argent Industrial, Ltd. ........................................         37,236            28,248
     Astral Foods, Ltd. .............................................        112,886         1,703,251
     Aveng, Ltd. ....................................................      1,069,332         4,967,592
     AVI, Ltd. ......................................................      1,007,184         4,408,388
     Avusa, Ltd. ....................................................        404,845         1,170,100
     Barloworld, Ltd. ...............................................        188,937         1,553,666
     Basil Read Holdings, Ltd. ......................................        133,788           232,285
    *Bell Equipment, Ltd. ...........................................        158,539           291,040
     Blue Label Telecoms, Ltd. ......................................        783,138           555,277
     Brait SE .......................................................        718,234         1,713,986
     Business Connexion Group, Ltd. .................................        434,495           287,720
    *Business Connexion Group, Ltd. Series A ........................         12,292             1,022
     Capital Property Fund ..........................................        268,114           299,763
     Capitec Bank Holdings, Ltd. ....................................        166,986         3,822,469
     Cashbuild, Ltd. ................................................         56,139           725,534
     Caxton & CTP Publishers & Printers, Ltd. .......................          2,786             5,262
     Ceramic Industries, Ltd. .......................................         31,493           399,943
     Cipla Medpro South Africa, Ltd. ................................        980,765           828,816
     City Lodge Hotels, Ltd. ........................................        110,380           878,907
     Clicks Group, Ltd. .............................................        970,964         5,067,687
     Coronation Fund Managers, Ltd. .................................        349,061           989,873
    *Corpgro, Ltd. ..................................................        241,136                --

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
    *Cullinan Holdings, Ltd. ........................................        434,430   $        30,110
     Data Tec, Ltd. .................................................        604,780         3,054,562
     Datacentrix Holdings, Ltd. .....................................        401,999           222,469
    *Delta EMD, Ltd. ................................................         70,797            65,941
     Discovery Holdings, Ltd. .......................................            203             1,061
     Distell Group, Ltd. ............................................        283,884         2,558,743
    *Distribution & Warehousing Network, Ltd. .......................        258,997           143,563
     Dorbyl, Ltd. ...................................................        184,041            64,681
    #DRDGOLD, Ltd. ..................................................        914,304           608,086
     ElementOne, Ltd. ...............................................        325,845           482,475
    *EOH Holdings, Ltd. .............................................        140,948           403,694
     Eqstra Holdings, Ltd. ..........................................        125,077           114,629
    *Esorfranki, Ltd. ...............................................         11,884             2,251
   #*Evraz Highveld Steel & Vanadium, Ltd. ..........................        147,791           703,221
     Famous Brands, Ltd. ............................................         91,313           495,796
    *Foschini Group, Ltd. (The) .....................................        349,032         4,382,932
     Gijima Group, Ltd. .............................................      2,805,267           235,932
     Grindrod, Ltd. .................................................      1,651,746         3,127,907
     Group Five, Ltd. ...............................................        336,787           969,510
     Hudaco Industries, Ltd. ........................................        117,859         1,174,315
    *Hulamin, Ltd. ..................................................        155,986           145,215
     Iliad Africa, Ltd. .............................................        300,748           200,711
     Illovo Sugar, Ltd. .............................................        877,046         2,926,477
     Imperial Holdings, Ltd. ........................................         39,843           589,707
    *JCI, Ltd. ......................................................      3,131,151                --
     JD Group, Ltd. .................................................        983,807         5,506,388
     JSE, Ltd. ......................................................        305,591         2,697,937
     Kagiso Media, Ltd. .............................................          4,297             9,294
     Kap International Holdings, Ltd. ...............................      1,834,945           566,865
     Lewis Group, Ltd. ..............................................        379,341         3,612,168
     Liberty Holdings, Ltd. .........................................            328             3,351
    *Life Healthcare Group Holdings, Ltd. ...........................        190,074           455,762
    *m Cubed Holdings, Ltd. .........................................        385,000                --
     Mediclinic International, Ltd. .................................        913,800         4,000,607
     Merafe Resources, Ltd. .........................................      5,592,756           672,715
     Metair Investments, Ltd. .......................................        141,599           300,639
    *Metorex, Ltd. ..................................................      1,351,478         1,384,508
     MMI Holdings, Ltd. .............................................      1,645,610         3,531,064
     Mr. Price Group, Ltd. ..........................................        693,186         6,646,662
     Murray & Roberts Holdings, Ltd. ................................        479,050         1,441,254
     Mustek, Ltd. ...................................................        784,364           539,117
    *Mvelaphanda Group, Ltd. ........................................        607,754           253,389
    *Mvelaserve, Ltd. ...............................................        142,237           188,023
    *Nampak, Ltd. ...................................................      1,359,682         3,806,795
     Network Healthcare Holdings, Ltd. ..............................      1,224,386         2,122,333
     Northam Platinum, Ltd. .........................................        377,559         1,466,060
     Nu-World Holdings, Ltd. ........................................         28,894            64,670
     Oceana Group, Ltd. .............................................        235,042         1,258,940
    *Omnia Holdings, Ltd. ...........................................        126,891         1,264,616
     Palabora Mining Co., Ltd. ......................................         55,834           816,650
     Peregrine Holdings, Ltd. .......................................        595,801           800,701
    *Petmin, Ltd. ...................................................        160,219            55,827
     Pioneer Foods, Ltd. ............................................        163,297         1,304,677
     Pretoria Portland Cement Co., Ltd. .............................      1,108,585         3,332,129
     PSG Group, Ltd. ................................................        742,484         4,634,305
     Rainbow Chicken, Ltd. ..........................................        100,029           196,618
     Raubex Group, Ltd. .............................................        239,135           391,359
     Resilient Property Income Fund, Ltd. ...........................        429,891         1,849,081
     Reunert, Ltd. ..................................................        689,181         5,444,736
     Santam, Ltd. ...................................................        119,932         2,151,559
    *Sappi, Ltd. ....................................................        487,898         1,419,622

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH AFRICA -- (Continued)
     SecureData Holdings, Ltd. ......................................        259,582   $        17,991
    *Sentula Mining, Ltd. ...........................................      1,271,481           344,856
    *Spar Group, Ltd. (The) .........................................        622,477         7,589,595
     Spur Corp., Ltd. ...............................................        385,267           658,533
     Stefanutti Stocks Holdings, Ltd. ...............................        158,042           227,269
     Sun International, Ltd. ........................................        207,451         2,230,992
    *Super Group, Ltd. ..............................................     15,682,009         1,718,292
     Telkom South Africa, Ltd. ......................................        556,563         2,139,745
     Tongaat-Hulett, Ltd. ...........................................        629,016         7,244,639
    *Trans Hex Group, Ltd. ..........................................        121,349            45,671
     Trencor, Ltd. ..................................................        157,292           660,691
     Tsogo Sun Holdings, Ltd. .......................................        337,793           695,883
     Value Group, Ltd. ..............................................        363,719           187,921
     Vukile Property Fund, Ltd. .....................................        284,516           524,830
    *Wesizwe Platinum, Ltd. .........................................        188,468            35,397
    *Wilson Bayly Holme-Ovcon, Ltd. .................................        190,920         2,588,955
     Woolworths Holdings, Ltd. ......................................      1,230,163         6,273,575
     Zeder Investments, Ltd. ........................................        998,954           318,071
                                                                                       ---------------
TOTAL SOUTH AFRICA ..................................................                      164,683,078
                                                                                       ---------------
SOUTH KOREA -- (13.4%)
     Aekyung Petrochemical Co., Ltd. ................................         14,557           380,918
     Amorepacific Group .............................................          8,292         1,813,832
    #Asia Cement Manufacturing Co., Ltd. ............................          8,296           259,525
     Asia Paper Manufacturing Co., Ltd. .............................          8,190            62,866
    *Asiana Airlines, Inc. ..........................................        252,470         1,810,186
   #*AUK Corp. ......................................................        116,590           283,427
    #Baek Kwang Mineral Products Co., Ltd. ..........................          1,860            32,227
     Basic House Co., Ltd. (The) ....................................         31,370           465,000
     Bing Grae Co., Ltd. ............................................         15,456           784,901
    *BNG Steel Co., Ltd. ............................................         26,400           333,660
    *Bongshin Co., Ltd. .............................................            450                53
     Boo Kook Securities Co., Ltd. ..................................          7,410           112,688
     Boryung Pharmaceutical Co., Ltd. ...............................         11,748           188,277
    *BS Financial Group, Inc. .......................................        409,510         4,507,079
    #Bu Kwang Pharmaceutical Co., Ltd. ..............................         45,871           734,114
     BYC Co., Ltd. ..................................................            710            99,160
    *Byuck San Corp. ................................................          7,600           124,356
   #*Capro Corp. ....................................................         62,860         1,524,214
     Cheil Worldwide, Inc. ..........................................        264,015         4,322,997
     Cho Kwang Leather Co., Ltd. ....................................         10,640            98,510
     Choil Aluminum Manufacturing Co., Ltd. .........................          7,700            59,877
    #Chong Kun Dang Pharmaceutical Corp. ............................         29,192           566,177
     Choongwae Holdings Co., Ltd. ...................................         27,138            68,127
    #Chosun Refractories Co., Ltd. ..................................          2,777           159,040
    *Chungho Comnet Co., Ltd. .......................................            940             3,512
    #CJ CGV Co., Ltd. ...............................................         38,130           879,539
     CJ Cheiljedang Corp. ...........................................         22,343         6,165,900
    #CJ Corp. .......................................................         45,060         3,228,288
    *CJ E&M Corp. ...................................................          8,017           262,559
    *Cosmochemical Co., Ltd. ........................................         28,020           476,865
     Crown Confectionery Co., Ltd. ..................................          2,213           237,380
     Dae Dong Industrial Co., Ltd. ..................................         31,970           103,736
    #Dae Han Flour Mills Co., Ltd. ..................................          3,339           428,234
    *Dae Ho Corp. ...................................................            543                64
     Dae Won Kang Up Co., Ltd. ......................................         98,414           440,224
    #Daeduck Electronics Co., Ltd. ..................................         84,107           814,347
     Daeduck Industries Co., Ltd. ...................................         59,816           492,746
     Daegu Department Store Co., Ltd. ...............................         20,170           247,213
     Daehan City Gas Co., Ltd. ......................................         11,541           290,306
     Daehan Synthetic Fiber Co., Ltd. ...............................          1,639           118,110

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #Dae-Il Corp. ...................................................         34,170   $       239,054
     Daekyo Co., Ltd. ...............................................         98,400           600,559
   #*Daekyung Machinery & Engineering Co., Ltd. .....................         37,500           111,769
    *Daelim Industrial Co., Ltd. ....................................         20,198         1,749,832
     Daelim Trading Co., Ltd. .......................................         17,730            64,131
     Daesang Corp. ..................................................         62,750           786,188
     Daesang Holdings Co., Ltd. .....................................         49,362           169,553
     Daesung Group Partners Co., Ltd. ...............................          1,411            77,702
     Daesung Holdings Co., Ltd. .....................................         22,764           146,842
     Daesung Industrial Co., Ltd. ...................................          3,840           108,126
    #Daewoo Securities Co., Ltd. ....................................        227,421         2,190,069
     Daewoong Co., Ltd. .............................................          6,546            85,868
    #Daewoong Pharmaceutical Co., Ltd. ..............................         15,016           440,826
     Dahaam E-Tec Co., Ltd. .........................................          2,100            34,055
     Daishin Securities Co., Ltd. ...................................        109,420         1,001,764
    #Daou Technology, Inc. ..........................................         84,920           765,292
    *DGB Financial Group, Inc. ......................................        367,913         4,631,282
    #Digital Power Communications Co., Ltd. .........................         50,540            74,904
    #Dong Ah Tire Industrial Co., Ltd. ..............................         23,935           190,552
     Dong IL Rubber Belt Co., Ltd. ..................................         14,712            83,585
   #*Dong Yang Gang Chul Co., Ltd. ..................................         92,880           225,465
    #Dong-A Pharmaceutical Co., Ltd. ................................         22,354         1,828,841
    #Dongaone Co., Ltd. .............................................         81,660           260,750
     Dongbang Agro Co., Ltd. ........................................         19,470           109,610
    *Dongbang Transport Logistics Co., Ltd. .........................         39,500           131,003
     Dongbu Corp. ...................................................         14,400            61,775
   #*Dongbu HiTek Co., Ltd. .........................................         24,183           176,154
     Dongbu Insurance Co., Ltd. .....................................         97,230         4,093,322
     Dongbu Securities Co., Ltd. ....................................         44,021           163,655
    #Dongbu Steel Co., Ltd. .........................................         73,636           378,192
     Dong-Il Corp. ..................................................          4,122           193,774
     Dongil Industries Co., Ltd. ....................................          3,824           199,372
     Dongil Paper Manufacturing Co., Ltd. ...........................          6,080             7,928
     Dongkuk Steel Mill Co., Ltd. ...................................        118,030         2,733,523
    #Dongwha Pharm Co., Ltd. ........................................         20,150            81,054
    #Dongwon F&B Co., Ltd. ..........................................          3,810           218,626
     Dongwon Industries Co., Ltd. ...................................          3,528           523,758
   #*Dongwon Systems Corp. ..........................................        160,867           140,884
    #Dongyang Mechatronics Corp. ....................................         67,861           885,615
    #Doosan Construction & Engineering Co., Ltd. ....................        113,940           398,981
     Doosan Corp. ...................................................         13,110         1,657,750
    *DuzonBIzon Co., Ltd. ...........................................         46,510           294,076
    #E1 Corp. .......................................................          8,685           396,950
    *Eagon Industrial Co., Ltd. .....................................          2,410            10,572
    *Eugene Investment & Securities Co., Ltd. .......................         48,163           145,182
   #*F&F Co., Ltd. ..................................................         26,050           174,413
   #*Foosung Co., Ltd. ..............................................        148,939         1,067,428
     Fursys, Inc. ...................................................         14,315           357,992
     Gaon Cable Co., Ltd. ...........................................          1,664            22,912
     GIIR, Inc. .....................................................         10,990            88,848
    #Global & Yuasa Battery Co., Ltd. ...............................         16,620           580,523
    #Grand Korea Leisure Co., Ltd. ..................................         50,630           901,949
   #*Green Cross Corp. ..............................................         13,214         2,043,099
     Green Cross Holdings Corp. .....................................         71,240         1,091,921
    *Green Non-Life Insurance Co., Ltd. .............................          2,187             6,183
    *GS Global Corp. ................................................         32,686           353,339
     Gwangju Shinsegae Co., Ltd. ....................................          1,866           300,669
    #Halla Climate Control Corp. ....................................        106,070         2,243,648
    #Halla Engineering & Construction Corp. .........................         40,972           530,550
    #Han Kuk Carbon Co., Ltd. .......................................         66,003           275,033
     Han Yang Securities Co., Ltd. ..................................         16,540            92,172

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
   #*Hanall Biopharma Co., Ltd. .....................................         73,018   $       614,191
     Handok Pharmaceuticals Co., Ltd. ...............................         12,760           141,402
     Handsome Co., Ltd. .............................................         45,969         1,120,426
     Hanil Cement Co., Ltd. .........................................         11,839           451,851
    #Hanil E-Wha Co., Ltd. ..........................................         66,430           608,005
   #*Hanjin Heavy Industries & Construction Co., Ltd. ...............         99,484         1,760,518
    #Hanjin Heavy Industries & Construction Holdings Co., Ltd. ......         38,950           271,504
     Hanjin Shipping Co., Ltd. ......................................        105,889         1,041,559
     Hanjin Shipping Holdings Co., Ltd. .............................         45,364           351,163
    #Hanjin Transportation Co., Ltd. ................................         24,861           550,042
     Hankook Cosmetics Manufacturing Co., Ltd. ......................          5,280            15,298
    #Hankook Shell Oil Co., Ltd. ....................................          1,967           368,937
    *Hankook Synthetics, Inc. .......................................            550                47
     Hankuk Glass Industries, Inc. ..................................         11,460           258,998
    *Hanmi Holdings Co., Ltd. .......................................          3,350            67,854
   #*Hanmi Pharm Co., Ltd. ..........................................          6,343           373,925
    #Hanmi Semiconductor Co., Ltd. ..................................         24,980           133,723
    #Hansae Co., Ltd. ...............................................         16,560           100,918
    *Hansae Yes24 Holdings Co., Ltd. ................................          5,520            19,738
     Hanshin Construction Co., Ltd. .................................          8,500            60,315
    *Hanshin Development & Power Co., Ltd. ..........................         35,120           192,667
     Hansol Chemical Co., Ltd. ......................................         26,310           386,454
    #Hansol Paper Co., Ltd. .........................................        115,370           861,960
    #Hansol Technics Co., Ltd. ......................................         12,940           278,709
    #Hanssem Co., Ltd. ..............................................         30,600           616,440
    *Hanwha Corp. ...................................................        116,950         4,104,538
    *Hanwha General Insurance Co., Ltd. .............................         63,598           462,328
    #Hanwha Securities Co., Ltd. ....................................        150,361           681,721
     Hanwha Timeworld Co., Ltd. .....................................          8,190           143,695
    *Heungkuk Fire & Marine Insurance Co., Ltd. .....................         73,667           398,528
   #*Hite Jinro Co., Ltd. ...........................................         73,608         1,679,082
    *HMC Investment Securities Co., Ltd. ............................         49,560           659,416
    #Hotel Shilla Co., Ltd. .........................................         92,418         3,109,470
     HS R&A Co., Ltd. ...............................................          1,420            20,711
   #*Huchems Fine Chemical Corp. ....................................         61,778         1,274,398
    #Husteel Co., Ltd. ..............................................         12,860           228,021
    *Hwa Sung Industrial Co., Ltd. ..................................          5,380            13,382
     Hwacheon Machine Tool Co., Ltd. ................................          2,330           107,862
     Hwashin Co., Ltd. ..............................................         59,010           847,298
     Hyosung Corp. ..................................................         70,064         4,040,869
    #Hyundai Corp. ..................................................         26,161           695,144
     Hyundai Department Store Co., Ltd. .............................          4,796           687,629
    #Hyundai Development Co. ........................................        179,240         3,701,589
     Hyundai Elevator Co., Ltd. .....................................         10,286         1,669,237
     Hyundai Engineering Plastics Co., Ltd. .........................         52,190           297,946
     Hyundai Greenfood Co., Ltd. ....................................        130,290         1,752,386
    *Hyundai Hysco Co., Ltd. ........................................         48,718         1,885,845
    *Hyundai Marine & Fire Insurance Co., Ltd. ......................        154,140         4,463,250
     Hyundai Mipo Dockyard Co., Ltd. ................................         30,939         3,362,266
     Hyundai Securities Co. .........................................        370,380         3,187,385
    #Il Dong Pharmaceutical Co., Ltd. ...............................         38,715           255,454
     Il Yang Pharmaceutical Co., Ltd. ...............................         32,108           979,591
     Iljin Diamond Co., Ltd. ........................................         18,980           178,350
   #*Iljin Display Co., Ltd. ........................................         37,558           346,170
    #Iljin Electric Co., Ltd. .......................................         52,989           249,709
     Iljin Holdings Co., Ltd. .......................................         11,272            21,370
     Ilshin Spinning Co., Ltd. ......................................          4,693           362,726
     Ilsung Pharmaceutical Co., Ltd. ................................          2,444           158,198
   #*iMarketKorea, Inc. .............................................         11,010           178,979
     IS Dongseo Co., Ltd. ...........................................         17,822           127,385
    #ISU Chemical Co., Ltd. .........................................         28,580           694,025

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    #IsuPetasys Co., Ltd. ...........................................         79,970   $       404,870
     Jahwa Electronics Co., Ltd. ....................................         27,330           242,068
    #Jeil Pharmaceutical Co. ........................................         19,870           210,178
     Jeonbuk Bank, Ltd. .............................................        139,469           630,690
    *Jinheung Savings Bank ..........................................         31,869            65,052
     JS Cable Co., Ltd. .............................................             10                62
    #JW Pharmaceutical Corp. ........................................         19,045           291,852
    #KC Tech Co., Ltd. ..............................................         50,829           233,838
     KCC Corp. ......................................................          6,172         1,496,056
    *KCO Energy, Inc. ...............................................            120               541
   #*Keangnam Enterprises, Ltd. .....................................         24,233           184,076
   #*KEPCO Engineering & Construction Co., Inc. .....................         22,086         1,270,740
    #KEPCO Plant Service & Engineering Co., Ltd. ....................         25,698           704,063
    #Keyang Electric Machinery Co., Ltd. ............................         54,650           138,764
    #KISCO Corp. ....................................................         11,540           249,011
     KISCO Holdings Co., Ltd. .......................................          2,292            77,181
     Kishin Corp. ...................................................         49,420           207,198
    #KISWIRE, Ltd. ..................................................         17,602           697,891
    #KIWOOM Securities Co., Ltd. ....................................         31,428         1,663,716
    #Kolon Corp. ....................................................         11,539           258,537
    *Kolon Engineering & Construction Co., Ltd. .....................         31,430           136,784
    #Kolon Industries, Inc. .........................................         51,144         3,269,819
     Korea Cast Iron Pipe Co., Ltd. .................................         29,810            84,851
   #*Korea Circuit Co., Ltd. ........................................          7,800            37,175
     Korea Cottrell Co., Ltd. .......................................         30,614            64,110
    *Korea Development Co., Ltd. ....................................          4,730            10,307
     Korea Development Leasing Corp. ................................          7,597           129,081
     Korea Electric Terminal Co., Ltd. ..............................         15,660           310,899
     Korea Export Packing Industries Co., Ltd. ......................          3,990            41,894
    *Korea Express Co., Ltd. ........................................         24,769         1,689,043
     Korea Gas Corp. ................................................         72,070         2,433,435
     Korea Investment Holdings Co., Ltd. ............................        120,780         4,011,991
    #Korea Kolmar Co., Ltd. .........................................         59,097           364,898
   #*Korea Line Corp. ...............................................         10,739            72,679
     Korea Petrochemical Industrial Co., Ltd. .......................          7,379           611,589
     Korea Reinsurance Co., Ltd. ....................................        214,209         2,881,006
    *Korea Savings Bank .............................................          5,519            24,488
    #Korean Air Terminal Service Co., Ltd. ..........................          5,490           160,348
     KP Chemical Corp. ..............................................        120,231         1,696,039
    #KPX Chemical Co., Ltd. .........................................          4,827           231,109
    #KPX Fine Chemical Co., Ltd. ....................................          3,376            67,911
     KPX Holdings Corp. .............................................          2,637            91,943
    *KTB Investment & Securities Co., Ltd. ..........................        152,680           305,268
    #Kukdo Chemical Co., Ltd. .......................................         10,256           391,785
    *Kumho Industrial Co., Ltd. .....................................              5                35
    *Kumho Investment Bank ..........................................        109,170            38,308
    *Kumho Tire Co., Inc. ...........................................          3,379            33,601
     Kumkang Industrial Co., Ltd. ...................................          1,730            19,277
     Kunsul Chemical Industrial Co., Ltd. ...........................          8,190            99,060
    #Kwang Dong Pharmaceutical Co., Ltd. ............................        107,820           321,956
   #*Kwang Myung Electric Engineering Co., Ltd. .....................         58,300            98,906
     Kyeryong Construction Industrial Co., Ltd. .....................          1,640            21,631
     Kyobo Securities Co., Ltd. .....................................         51,070           223,672
     Kyung Dong Navien Co., Ltd. ....................................          8,700            46,651
    #Kyungbang Co., Ltd. ............................................            624            52,536
     Kyungdong City Gas Co., Ltd. ...................................          6,461           302,014
     Kyung-In Synthetic Corp. .......................................         39,090            89,183
     Kyungnam Energy Co., Ltd. ......................................         28,770            87,697
     LG Fashion Corp. ...............................................         48,665         1,959,150
   #*LG Hausys, Ltd. ................................................         20,425         1,461,018
   #*LG Innotek Co., Ltd. ...........................................         30,152         1,989,158

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
     LG International Corp. .........................................         82,412   $     3,638,606
   #*LG Life Sciences, Ltd. .........................................         36,545         1,268,769
     LG Uplus Corp. .................................................        720,590         4,291,412
     LIG Insurance Co., Ltd. ........................................        106,560         2,268,363
     Livart Furniture Co., Ltd. .....................................         11,180            77,618
     Lotte Chilsung Beverage Co., Ltd. ..............................          1,967         2,208,290
     Lotte Confectionary Co., Ltd. ..................................          2,186         3,418,179
    #Lotte Midopa Co., Ltd. .........................................         61,160           843,204
    *Lotte Non-Life Insurance Co., Ltd. .............................         49,000           263,947
    #Lotte Sam Kang Co., Ltd. .......................................          2,264           677,349
    #LS Corp. .......................................................         52,391         3,728,895
    #LS Industrial Systems Co., Ltd. ................................         42,787         2,101,647
     Macquarie Korea Infrastructure Fund ............................        727,921         3,343,324
     Manho Rope & Wire Co., Ltd. ....................................          3,950            53,702
    *Meritz Finance Holdings Co., Ltd. ..............................         37,832            78,594
     Meritz Fire Marine Insurance Co., Ltd. .........................        228,355         2,160,856
     Meritz Securities Co., Ltd. ....................................        494,415           311,794
     Mi Chang Oil Industrial Co., Ltd. ..............................            981            41,316
     Mirae Asset Securities Co., Ltd. ...............................         69,454         2,210,587
    *Miwon Chemicals Co., Ltd. ......................................          1,890            37,405
     Miwon Commercial Co., Ltd. .....................................            702            60,026
    *Miwon Specialty Chemical Co., Ltd. .............................            448            49,075
    #Moorim P&P Co., Ltd. ...........................................         66,230           338,145
     Moorim Paper Co., Ltd. .........................................         10,786            27,133
     Motonic Corp. ..................................................         25,750           180,474
    #Namhae Chemical Corp. ..........................................         71,754           700,890
    #Namyang Dairy Products Co., Ltd. ...............................          1,539         1,084,394
   #*National Plastic Co. ...........................................         56,060           125,773
     Nexen Corp. ....................................................          4,426           295,912
    #Nexen Tire Corp. ...............................................         95,310         1,605,137
     NH Investment & Securities Co., Ltd. ...........................         56,456           252,605
    *NICE Holdings Co., Ltd. ........................................             77             3,764
     NICE Information Service Co., Ltd. .............................             97             2,221
    #NK Co., Ltd. ...................................................         44,160           168,862
     Nong Shim Holdings Co., Ltd. ...................................          5,442           243,658
     NongShim Co., Ltd. .............................................          8,969         1,757,536
     Noroo Holdings Co., Ltd. .......................................          6,715            42,803
     Noroo Paint Co., Ltd. ..........................................         14,277            37,550
    *ORION Corp. ....................................................         10,218         5,481,798
     Ottogi Corp. ...................................................          3,910           458,519
     Pacific Pharmaceutical Co., Ltd. ...............................          1,610            31,092
    *PaperCorea, Inc. ...............................................        147,900            67,415
   #*Pharmicell Co., Ltd. ...........................................          5,422           481,027
    #Poongsan Corp. .................................................         57,801         1,758,299
     Poongsan Holdings Corp. ........................................         11,707           309,314
     POSCo. Coated & Color Steel Co., Ltd. ..........................          6,320           106,827
     Pulmuone Co., Ltd. .............................................          3,026            92,121
    *Pumyang Construction Co., Ltd. .................................          4,996             6,785
     Pusan City Gas Co., Ltd. .......................................         16,140           276,991
   #*RNL BIO Co., Ltd. ..............................................        235,020         1,600,424
     S&T Corp. ......................................................          2,443            34,377
    #S&T Daewoo Co., Ltd. ...........................................         19,120           574,807
    #S&T Dynamics Co., Ltd. .........................................         67,812           907,381
    #S&T Holdings Co., Ltd. .........................................         30,108           315,043
     S1 Corp. .......................................................         49,142         2,557,510
   #*Saehan Industries, Inc. ........................................        651,800           520,334
     Saeron Automotive Corp. ........................................         17,000            62,176
    #Sajo Industries Co., Ltd. ......................................          8,800           422,464
    *Sajodaerim Corp. ...............................................          5,320            82,104
    #Sam Jin Pharmaceutical Co., Ltd. ...............................         33,596           259,696
    #Sam Kwang Glass Industrial Co., Ltd. ...........................          7,214           442,137

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *Sam Lip General Foods Co., Ltd. ................................          9,230   $        98,299
     Sam Yung Trading Co., Ltd. .....................................         19,817           102,245
     Sambu Construction Co., Ltd. ...................................          2,172            10,925
    #Samchully Co., Ltd. ............................................          8,820           760,735
     Samhwa Crown & Closure Co., Ltd. ...............................            412             6,922
     Samhwa Paints Industrial Co., Ltd. .............................         26,400            79,940
    #Samick Musical Instruments Co., Ltd. ...........................        146,160           222,155
     Samick THK Co., Ltd. ...........................................         32,610           239,838
    #Samsung Fine Chemicals Co., Ltd. ...............................         53,118         2,548,472
     Samsung Techwin Co., Ltd. ......................................         15,958           852,967
     Samwhan Corp. ..................................................          5,480            26,654
     Samyang Corp. ..................................................         14,914         1,088,741
    #Samyang Foods Co., Ltd. ........................................         12,050           241,469
     Samyang Tongsang Co., Ltd. .....................................          1,760            36,236
    *Samyoung Chemical Co., Ltd. ....................................         63,580           329,378
    #Samyoung Electronics Co., Ltd. .................................         29,300           236,766
    *SAVEZONE I&C Corp. .............................................         24,070            49,374
   #*SBS Media Holdings Co., Ltd. ...................................        130,550           533,029
    #Seah Besteel Corp. .............................................         30,771         1,559,699
     SeAH Holdings Corp. ............................................          4,622           530,188
    #SeAH Steel Corp. ...............................................          6,551           484,733
     Sebang Co., Ltd. ...............................................         27,545           357,181
    #Sejong Industrial Co., Ltd. ....................................         30,130           422,110
     Seoul City Gas Co., Ltd. .......................................          3,050           129,339
    #Seowon Co., Ltd. ...............................................         46,600           183,756
   #*Sewon Cellontech Co., Ltd. .....................................         75,231           275,384
   #*Shinhan Engineering & Construction Co., Ltd. ...................          3,676            19,082
     Shinpoong Pharmaceutical Co., Ltd. .............................         66,550           242,618
     Shinsegae Information & Communication Co., Ltd. ................          2,612           107,908
   #*Shinsung Solar Energy Co., Ltd. ................................         71,640           253,400
     Shinyoung Securities Co., Ltd. .................................         12,110           295,803
     Silla Trading Co., Ltd. ........................................         14,640           153,982
    #Sindo Ricoh Co., Ltd. ..........................................         11,169           500,233
     SJM Co., Ltd. ..................................................         19,030            74,293
     SJM Holdings Co., Ltd. .........................................         11,641            30,637
    #SK Chemicals Co., Ltd. .........................................         41,525         2,656,565
    #SK Gas Co., Ltd. ...............................................          9,960           655,946
    *SK Networks Co., Ltd. ..........................................        288,140         2,887,391
    *SK Securities Co., Ltd. ........................................        771,580           959,675
    #SKC Co., Ltd. ..................................................         56,817         2,181,158
   #*SL Corp. .......................................................         37,270           868,247
    *Solomon Savings Bank ...........................................          3,197             7,790
    #Songwon Industrial Co., Ltd. ...................................         41,460           466,733
    *Ssangyong Cement Industrial Co., Ltd. ..........................          8,761            35,149
     STX Corp. ......................................................         93,888         1,188,659
    #STX Engine Co., Ltd. ...........................................         65,672         1,135,023
    *STX Metal Co, Ltd. .............................................          3,140            19,240
    #STX Offshore & Shipbuilding Co., Ltd. ..........................        149,920         2,088,989
    #STX Pan Ocean Co., Ltd. ........................................        332,460         2,184,553
     Suheung Capsule Co., Ltd. ......................................         19,000           253,219
   #*Sung Jin Geotec Co., Ltd. ......................................         39,150           390,565
    *Sungchang Enterprise Holdings, Ltd. ............................          3,950            40,212
    *Sungshin Cement Co., Ltd. ......................................          5,220            13,761
   #*Sunjin Co., Ltd. ...............................................         11,625            80,954
    *Sunjin Holdings Co., Ltd. ......................................            609            11,524
    #Tae Kyung Industrial Co., Ltd. .................................         33,700            92,876
     TaeKwang Industrial Co., Ltd. ..................................            994         1,322,556
    #Taeyoung Engineering & Construction Co., Ltd. ..................        129,830           688,699
   #*Taihan Electric Wire Co., Ltd. .................................        268,073           981,047
     Tailim Packaging Industries Co., Ltd. ..........................        125,830           142,785
   #*TCC Steel ......................................................         18,255            88,604

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
SOUTH KOREA -- (Continued)
    *Teems, Inc. ....................................................             58   $           570
    *Tong Yang Life Insurance .......................................         89,460         1,072,101
   #*Tong Yang Moolsan Co., Ltd. ....................................         13,390           241,652
     Tong Yang Securities, Inc. .....................................         69,296           290,612
    *Tongyang, Inc. .................................................        164,518           132,244
    *Trigem Computer, Inc. ..........................................              2                --
    #TS Corp. .......................................................         13,200           264,209
    #Unid Co., Ltd. .................................................          8,846           447,609
     Union Steel Manufacturing Co., Ltd. ............................         11,102           183,824
    *VGX International, Inc. ........................................          4,580             6,260
    *Whanin Pharmaceutical Co., Ltd. ................................         31,730           174,984
     Woongjin Coway Co., Ltd. .......................................        143,810         4,954,100
   #*Woongjin Holdings Co., Ltd. ....................................         94,257           572,588
   #*Woongjin Thinkbig Co., Ltd. ....................................         52,229           750,100
     Woori Financial Co., Ltd. ......................................         23,600           304,900
     Woori Investment & Securities Co., Ltd. ........................        274,510         3,006,131
     WooSung Feed Co., Ltd. .........................................         14,880            18,349
     YESCO Co., Ltd. ................................................          6,530           142,962
    #Youlchon Chemical Co., Ltd. ....................................         32,710           245,031
     Young Poong Corp. ..............................................          2,754         2,854,593
    *Young Poong Mining & Construction Corp. ........................          1,580                78
     Young Poong Paper Manufacturing Co., Ltd. ......................            520             6,070
    #Youngone Corp. .................................................         60,704         1,380,495
    #Youngone Holdings Co., Ltd. ....................................         21,846           836,546
     Yuhan Corp. ....................................................         24,556         2,696,906
     Yuhwa Securities Co., Ltd. .....................................         12,910           148,633
   #*Yungjin Pharm Co., Ltd. ........................................        125,322            99,868
    *ZeroOne Interactive Co., Ltd. ..................................          3,200                43
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                      272,847,289
                                                                                       ---------------
TAIWAN -- (12.5%)
    *A.G.V. Products Corp. ..........................................      1,067,801           360,951
    *Ability Enterprise Co., Ltd. ...................................        945,076           871,152
     AcBel Polytech, Inc. ...........................................        874,599           403,498
     Accton Technology Corp. ........................................      1,336,763           704,308
     Ace Pillar Co., Ltd. ...........................................        120,400           213,496
     ACHEM Technology Corp. .........................................        572,975           257,143
     Action Electronics Co., Ltd. ...................................        757,635           227,579
     Adlink Technology, Inc. ........................................        235,900           261,891
     Advancetek Enterprise Co., Ltd. ................................        291,260           234,672
     Advantech Co., Ltd. ............................................            100               272
     ALI Corp. ......................................................        668,000           771,483
     Allis Electric Co., Ltd. .......................................         54,000            16,121
     Alpha Networks, Inc. ...........................................        864,763           582,777
    *Altek Corp. ....................................................        899,637           831,517
     Ambassador Hotel (The) .........................................        721,000           867,479
     Ampoc Far East Co., Ltd. .......................................        226,444           167,857
     AmTRAN Technology Co., Ltd. ....................................      1,828,951         1,068,520
     APCB, Inc. .....................................................        351,000           254,886
     Apex Biotechnology Corp. .......................................        218,380           472,692
     Apex Medical Corp. .............................................        121,500           131,940
     Apex Science & Engineering Corp. ...............................        134,198            39,903
    *Arima Communications Corp. .....................................        716,000           500,193
    *Asia Optical Co, Inc. ..........................................        585,000           652,188
     Asia Polymer Corp. .............................................        743,903         1,007,047
     Asia Vital Components Co., Ltd. ................................        751,240           516,849
     ASROCK, Inc. ...................................................        102,000           325,512
     Aten International Co., Ltd. ...................................        224,479           411,962
     Audix Corp. ....................................................        266,000           249,940
     Aurora Corp. ...................................................        541,499           877,544
     Aurora Systems Corp. ...........................................        268,244           329,783

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     AV Tech Corp. ..................................................        105,000   $       311,972
    *Avermedia Technologies, Inc. ...................................        551,446           475,954
     Avision, Inc. ..................................................        479,000           198,209
     Awea Mechantronic Co., Ltd. ....................................         40,200            35,985
     Bank of Kaohsiung ..............................................      1,174,645           378,771
    *Basso Industry Corp., Ltd. .....................................        320,000           212,271
     BES Engineering Corp. ..........................................      3,726,750         1,037,331
     Biostar Microtech International Corp. ..........................        371,975           193,638
    *Bright Led Electronics Corp. ...................................        274,520           161,515
     C Sun Manufacturing, Ltd. ......................................        255,221           175,741
     Cameo Communications, Inc. .....................................        518,818           163,734
     Capital Securities Corp. .......................................      4,707,142         1,807,969
     Career Technology (MFG.) Co., Ltd. .............................        679,000         1,049,191
    *Carnival Industrial Corp. ......................................        780,000           232,819
     Cathay Chemical Works, Inc. ....................................         30,000            10,949
     Cathay Real Estate Development Co., Ltd. .......................      1,948,000           794,504
     Central Reinsurance Co., Ltd. ..................................        826,402           395,859
     Chain Qui Development Co., Ltd. ................................        204,083           138,951
     Champion Building Materials Co., Ltd. ..........................        876,851           505,015
     Chang Wah Electromaterials, Inc. ...............................         82,980           208,304
     Charoen Pokphand Enterprises Co., Ltd. .........................        502,000           252,554
     Cheng Loong Corp. ..............................................      2,526,383           989,381
     Cheng Uei Precision Industry Co., Ltd. .........................        940,396         2,112,988
     Chenming Mold Industrial Corp. .................................        297,437           253,064
     Chia Hsin Cement Corp. .........................................      1,145,360           564,544
    *Chia Hsin Food & Synthetic Fiber Co., Ltd. .....................         97,211                --
     Chicony Electronics Co., Ltd. ..................................      1,118,245         1,868,584
     Chien Kuo Construction Co., Ltd. ...............................        731,312           375,952
    *Chien Shing Stainless Steel Co., Ltd. ..........................        417,000            68,479
     Chilisin Electronics Corp. .....................................        293,535           138,519
     China Chemical & Pharmaceutical Co. ............................        672,000           436,776
     China Ecotek Corp. .............................................        187,000           356,625
     China Electric Manufacturing Co., Ltd. .........................        703,900           476,800
    *China General Plastics Corp. ...................................        745,000           208,960
     China Glaze Co., Ltd. ..........................................        361,139           183,707
     China Hi-Ment Corp. ............................................        308,348           413,879
    *China Man-Made Fiber Co., Ltd. .................................      2,809,879           994,678
     China Metal Products Co., Ltd. .................................        707,344           566,888
    *China Motor Co., Ltd. ..........................................      1,453,609         1,389,545
    *China Rebar Co., Ltd. ..........................................         55,174                --
     China Steel Chemical Corp. .....................................        412,554         1,941,710
     China Steel Structure Co., Ltd. ................................        357,000           332,173
     China Synthetic Rubber Corp. ...................................      1,218,563         1,054,750
    *China United Trust & Investment Corp. ..........................        164,804                --
    *China Wire & Cable Co., Ltd. ...................................        592,000           185,117
     Chinese Maritime Transport, Ltd. ...............................        422,850           636,893
    *Ching Feng Home Fashions Industries Co., Ltd. ..................         61,403             7,400
     Chin-Poon Industrial Co., Ltd. .................................      1,059,207           672,810
     Chong Hong Construction Co. ....................................        351,055           817,124
    *Chou Chin Industrial Co., Ltd. .................................            825                --
     Chroma Ate, Inc. ...............................................        790,821         1,577,857
    *Chun Yu Works & Co., Ltd. ......................................        554,000           177,277
     Chun Yuan Steel Industrial Co., Ltd. ...........................      1,198,793           498,002
     Chung Hsin Electric & Machinery Co., Ltd. ......................      1,070,000           556,638
     Chung Hung Steel Corp. .........................................      2,307,979           793,339
     Chung Hwa Pulp Corp. ...........................................      1,349,031           492,722
    *Chungwa Picture Tubes Co., Ltd. ................................     11,742,000           714,920
     Clevo Co., Ltd. ................................................        968,000         1,694,271
    *CMC Magnetics Corp. ............................................      6,980,960         1,388,070
     Collins Co., Ltd. ..............................................        478,431           235,853
     Compal Communications, Inc. ....................................        733,000         1,047,089

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
   *Compeq Manufacturing Co., Ltd. ..................................      2,435,000   $       958,272
    Continental Holdings Corp. ......................................      1,297,067           459,525
   *Cosmo Electronics Corp. .........................................        215,137           195,248
    Coxon Precise Industrial Co., Ltd. ..............................        278,000           374,618
    CSBC Corp. Taiwan ...............................................        778,000           646,799
    CTCI Corp. ......................................................      1,174,013         1,493,772
    CviLux Corp. ....................................................        143,039           175,657
   *CX Technology Co., Ltd. .........................................         62,368            25,320
    Cyberlink Corp. .................................................        183,281           424,177
    Cybertan Technology, Inc. .......................................        630,779           628,892
    DA CIN Construction Co., Ltd. ...................................        482,711           285,089
    Darfon Electronics Corp. ........................................        601,550           363,703
    Davicom Semiconductor, Inc. .....................................         46,888            32,711
    De Licacy Industries Co., Ltd. ..................................         70,000            22,152
    Delpha Construction Co., Ltd. ...................................        538,795           181,924
    Depo Auto Parts Industrial Co., Ltd. ............................        250,000           471,603
   *Der Pao Construction Co., Ltd. ..................................        476,000            13,046
    Diamond Flower Electric Instrument Co., Ltd. ....................        117,524            94,651
    D-Link Corp. ....................................................      1,908,665         1,534,796
    Dynamic Electronics Co., Ltd. ...................................        304,801           122,204
   *Eastern Media International Corp. ...............................      2,366,337           364,568
    Eclat Textile Co., Ltd. .........................................        356,914           550,630
    Edom Technology Co., Ltd. .......................................        172,776            52,960
    Elan Microelectronics Corp. .....................................        874,715           868,931
   *E-Lead Electronic Co., Ltd. .....................................        133,942            89,361
    E-LIFE MALL Corp., Ltd. .........................................        193,000           325,950
    Elite Advanced Laser Corp. ......................................        177,000           296,057
    Elite Material Co., Ltd. ........................................        717,350           560,308
   *Elite Semiconductor Memory Technology, Inc. .....................        528,200           529,038
   *Elitegroup Computer Systems Co., Ltd. ...........................      1,888,182           463,682
    EnTie Commercial Bank ...........................................        897,603           352,907
    Eternal Chemical Co., Ltd. ......................................      1,553,794         1,275,728
   *Everest Textile Co., Ltd. .......................................        868,562           182,009
   *Everfocus Electronics Corp. .....................................         36,010            12,594
    Evergreen International Storage & Transport Corp. ...............      1,691,000         1,008,524
    Everlight Chemical Industrial Corp. .............................        785,500           488,472
   *Everlight Electronics Co., Ltd. .................................        898,000         1,660,693
   *Everspring Industry Co., Ltd. ...................................         39,000             9,291
    Excel Cell Electronics Co., Ltd. ................................        143,000            56,209
   *Excelsior Medical Co., Ltd. .....................................        204,140           417,718
    Far Eastern International Bank ..................................      3,935,865         1,637,985
    Faraday Technology Corp. ........................................        831,648           752,342
    Federal Corp. ...................................................        988,241           518,042
    Feng Hsin Iron & Steel Co., Ltd. ................................      1,044,100         1,755,840
    Feng Tay Enterprise Co., Ltd. ...................................        839,054           727,245
    First Copper Technology Co., Ltd. ...............................        703,000           219,684
    First Hotel .....................................................        500,256           367,581
    First Insurance Co., Ltd. .......................................        757,179           366,316
    First Steamship Co., Ltd. .......................................        356,200           597,428
    FLEXium Interconnect, Inc. ......................................        356,303           927,832
    Flytech Technology Co., Ltd. ....................................        169,919           325,381
    Forhouse Corp. ..................................................      1,164,635           657,933
    Formosa Advanced Technologies Co., Ltd. .........................        337,000           309,123
    Formosa Epitaxy, Inc. ...........................................        601,811           377,263
    Formosa International Hotels Corp. ..............................         54,780           800,641
    Formosa Oilseed Processing Co., Ltd. ............................        295,697           133,340
    Formosan Rubber Group, Inc. .....................................      1,038,000           744,206
    Formosan Union Chemical Corp. ...................................        636,380           397,490
   *Fortune Electric Co., Ltd. ......................................        502,078           265,702
    Founding Construction & Development Co., Ltd. ...................        401,977           264,258
   *Froch Enterprise Co., Ltd. ......................................        449,000           193,010

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     FSP Technology, Inc. ...........................................        420,887   $       347,982
     Fu I Industrial Co., Ltd. ......................................        136,113            53,496
     Fullerton Technology Co., Ltd. .................................        231,600           212,803
     Fwusow Industry Co., Ltd. ......................................        532,407           307,469
     G Shank Enterprise Co., Ltd. ...................................        404,013           229,055
     Gem Terminal Industries Co., Ltd. ..............................        142,386            74,781
     Gemtek Technology Corp. ........................................        857,219           809,764
     General Plastic Industrial Co., Ltd. ...........................        137,553           123,812
    *Genesis Photonics, Inc. ........................................        506,503           722,412
     Genius Electronic Optical Co., Ltd. ............................        101,030           744,475
     GeoVision, Inc. ................................................         93,774           309,634
     Getac Technology Corp. .........................................      1,034,360           567,565
     Giant Manufacture Co., Ltd. ....................................        660,776         2,556,923
    *Giantplus Technology Co., Ltd. .................................        511,900           159,823
     Giga Storage Corp. .............................................        682,561           451,643
     Giga-Byte Technology Co., Ltd. .................................      1,803,800         1,461,217
     Gintech Energy Corp. ...........................................        758,936           945,457
     Global Brands Manufacture, Ltd. ................................        602,108           293,325
    *Global Mixed Mode Technology, Inc. .............................        189,000           549,839
     Global Unichip Corp. ...........................................        193,000           766,162
    *Globe Union Industrial Corp. ...................................        533,944           326,086
     Gold Circuit Electronics, Ltd. .................................      1,040,227           288,881
     Goldsun Development & Construction Co., Ltd. ...................      3,447,722         1,570,150
     Good Will Instrument Co., Ltd. .................................        182,044           134,240
     Grand Pacific Petrochemical Corp. ..............................      2,658,000         1,312,572
     Grape King, Inc. ...............................................        269,000           401,754
     Great China Metal Industry Co., Ltd. ...........................        462,000           511,717
     Great Taipei Gas Co., Ltd. .....................................        846,000           501,865
     Great Wall Enterprise Co., Ltd. ................................        965,394           983,131
     Greatek Co., Ltd. ..............................................      1,234,688           839,243
     Green Energy Technology, Inc. ..................................        409,554           406,343
     GTM Corp. ......................................................        369,000           187,683
    *Hannstar Board Corp. ...........................................        607,049           271,453
    *HannStar Display Corp. .........................................      2,447,989           140,919
    *HannsTouch Solution, Inc. ......................................      1,416,130           354,534
     Hanpin Co., Ltd. ...............................................        120,800            46,148
     Harvatek Corp. .................................................        253,963           144,952
     Hey Song Corp. .................................................      1,131,000         1,123,981
     Hiti Digital, Inc. .............................................        271,573           209,490
     Hitron Technologies, Inc. ......................................        374,213           215,602
    *Ho Tung Holding Corp. ..........................................      1,340,948           752,135
    *Hocheng Corp. ..................................................        691,700           204,728
     Hold-Key Electric Wire & Cable Co., Ltd. .......................        391,191           146,464
     Holiday Entertainment Co., Ltd. ................................        236,800           335,653
     Holtek Semiconductor, Inc. .....................................        428,000           407,739
     Holy Stone Enterprise Co., Ltd. ................................        827,183           765,026
    *Hong Ho Precision Textile Co., Ltd. ............................        169,000            86,499
     Hong Tai Electric Industrial Co., Ltd. .........................        594,000           190,257
     Hong Yi Fiber Industry Co., Ltd. ...............................        164,652            56,008
     Honmyue Enterprise Co., Ltd. ...................................        139,080            40,323
    *Hota Industrial Manufacturing Co., Ltd. ........................        294,000           124,539
     Hsin Kuang Steel Co., Ltd. .....................................        648,443           464,764
     Hsing Ta Cement Co., Ltd. ......................................        620,000           222,505
     Hua Eng Wire & Cable Co., Ltd. .................................      1,182,565           339,407
     Huaku Development Co., Ltd. ....................................        503,937         1,183,183
     Huang Hsiang Construction Co. ..................................        324,800           686,032
     Hung Ching Development & Construction Co., Ltd. ................        449,000           217,131
     Hung Poo Construction Corp. ....................................        602,185           507,996
     Hung Sheng Construction Co., Ltd. ..............................      1,503,400           696,487
    *Hwa Fong Rubber Co., Ltd. ......................................        595,670           151,336
    *Ichia Technologies, Inc. .......................................        900,000           530,011

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     I-Chiun Precision Industry Co., Ltd. ...........................        463,313   $       231,940
     ICP Electronics, Inc. ..........................................        382,000           532,578
     Infortrend Technology, Inc. ....................................        685,163           682,976
    *Inotera Memories, Inc. .........................................      5,139,000           759,389
     Inventec Corp. .................................................      2,185,840           785,546
     I-Sheng Electric Wire & Cable Co., Ltd. ........................        255,000           317,930
     ITE Technology, Inc. ...........................................        385,408           394,665
     ITEQ Corp. .....................................................        705,104           762,319
    *Jenn Feng New Energy Co., Ltd. .................................        308,000           306,065
    *Jess-Link Products Co., Ltd. ...................................        212,900           234,700
     Johnson Health Tech Co., Ltd. ..................................        150,675           317,086
     Jui Li Enterprise Co., Ltd. ....................................        324,080            87,729
     Kang Na Hsiung Enterprise Co., Ltd. ............................        336,020           177,961
    *Kao Hsing Chang Iron & Steel Corp. .............................        784,000           117,938
     Kaulin Manufacturing Co., Ltd. .................................        312,330           243,864
     Kee Tai Properties Co., Ltd. ...................................        898,473           455,990
     Kenda Rubber Industrial Co., Ltd. ..............................      1,036,903         1,196,481
     Kerry TJ Logistics Co., Ltd. ...................................        802,000           845,287
     Kian Shen Corp. ................................................        112,750           185,587
     King Core Electronics, Inc. ....................................         10,623             7,351
     King Slide Works Co., Ltd. .....................................        129,550           556,362
     King Yuan Electronics Co., Ltd. ................................      3,055,979         1,176,467
     Kingdom Construction Co., Ltd. .................................        889,000           580,330
    *King's Town Bank ...............................................      2,132,701         1,324,022
     King's Town Construction Co., Ltd. .............................        636,105           459,772
     Kinik Co. ......................................................        270,000           371,154
     Kinko Optical Co., Ltd. ........................................        335,000           443,074
     Kinpo Electronics, Inc. ........................................      3,162,157           809,462
     Knowledge-Yield-Excellence Systems Corp. .......................        629,903           277,588
     KS Terminals, Inc. .............................................        227,482           152,643
     Kung Long Batteries Industrial Co., Ltd. .......................        128,000           184,083
    *Kuoyang Construction Co., Ltd. .................................        940,000           405,562
     Kwong Fong Industries Corp. ....................................        893,200           300,701
     L&K Engineering Co., Ltd. ......................................        354,048           299,020
     Lan Fa Textile Co., Ltd. .......................................        687,933           258,649
    *Leadtek Research, Inc. .........................................         52,472            11,823
     Leadtrend Technology Corp. .....................................         62,086           130,953
     Lealea Enterprise Co., Ltd. ....................................      1,542,924           587,645
     Lee Chi Enterprises Co., Ltd. ..................................        435,000           165,981
    *Leofoo Development Co., Ltd. ...................................        507,000           333,702
     Les Enphants Co., Ltd. .........................................        421,110           459,415
     Li Peng Enterprise Co., Ltd. ...................................      1,138,606           387,188
     Lian Hwa Foods Corp. ...........................................        208,890           276,994
     Lien Hwa Industrial Corp. ......................................      1,299,676           800,940
     Lingsen Precision Industries, Ltd. .............................        929,506           474,512
     LITE-ON IT Corp. ...............................................      1,339,990         1,252,912
     Lite-On Semiconductor Corp. ....................................        699,730           364,667
     Long Bon International Co., Ltd. ...............................        846,945           305,101
     Long Chen Paper Co., Ltd. ......................................      1,073,674           333,730
    *Lotes Co., Ltd. ................................................        123,778           352,425
    *Lucky Cement Corp. .............................................        677,000           137,985
     Lumax International Corp., Ltd. ................................        220,245           503,830
     Makalot Industrial Co., Ltd. ...................................        316,202           714,520
     Marketech International Corp. ..................................        335,000           216,813
     Masterlink Securities Corp. ....................................      2,634,000           946,103
     Maxtek Technology Co., Ltd. ....................................         41,000            28,619
     Mayer Steel Pipe Corp. .........................................        489,567           253,138
     Maywufa Co., Ltd. ..............................................        170,322            75,993
     Media Tek, Inc. ................................................         15,513           162,798
     Meiloon Co., Ltd. ..............................................        404,053           159,237
     Mercuries & Associates, Ltd. ...................................      1,098,498         1,167,362

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
    *Mercuries Data Systems, Ltd. ...................................        353,000   $       161,341
     Merida Industry Co., Ltd. ......................................        432,170         1,035,748
     Merry Electronics Co., Ltd. ....................................        350,363           418,733
    *Microelectronics Technology, Inc. ..............................        891,527           203,476
     Micro-Star International Co., Ltd. .............................      3,067,075         1,367,178
     Min Aik Technology Co., Ltd. ...................................        344,316           649,959
     Mirle Automation Corp. .........................................        363,096           286,604
     Mitac International Corp. ......................................      3,851,000         1,370,536
    *Mosel Vitelic, Inc. ............................................        668,644            97,448
    *Mospec Seminconductor Corp. ....................................         24,000             6,264
     Nak Sealing Technologies Corp. .................................        133,954           217,501
    *Namchow Chemical Industrial Co., Ltd. ..........................        473,000           431,193
     Nankang Rubber Tire Co., Ltd. ..................................      1,075,056         1,855,186
     Nantex Industry Co., Ltd. ......................................        526,036           460,075
    *Nanya Technology Corp. .........................................      2,937,000           289,558
     National Petroleum Co., Ltd. ...................................        551,824           582,270
    *Neo Solar Power Corp. ..........................................      1,078,000           860,469
    *New Asia Construction & Development Co., Ltd. ..................        402,989           128,269
     Nichidenbo Corp. ...............................................        190,349           165,228
     Nien Hsing Textile Co., Ltd. ...................................        726,125           516,512
    *Ocean Plastics Co., Ltd. .......................................        388,200           246,637
     Opto Tech Corp. ................................................      1,242,886           500,748
    *Orient Semiconductor Electronics, Ltd. .........................      1,263,000           203,600
    *Oriental Union Chemical Corp. ..................................      1,252,788         1,635,921
     Orise Technology Co., Ltd. .....................................        130,000           150,914
    *Pacific Construction Co., Ltd. .................................      1,054,000           159,899
     Pan Jit International, Inc. ....................................        825,541           449,910
     Pan-International Industrial Corp. .............................        886,893           889,193
     Paragon Technologies Co., Ltd. .................................        141,449           153,962
     PChome Online, Inc. ............................................         59,262           387,889
     Phihong Technology Co., Ltd. ...................................        593,901           778,593
    *Phytohealth Corp. ..............................................        286,000           365,637
    *Picvue Electronics, Ltd. .......................................         72,760                --
    *Pihsiang Machinery Manufacturing Co., Ltd. .....................        291,534           371,334
     Plotech Co., Ltd. ..............................................        191,000           113,087
     Polytronics Technology Corp. ...................................        156,027           257,876
    *Potrans Electrical Corp. .......................................        228,000            33,227
    *Power Quotient International Co., Ltd. .........................        383,000           132,791
    *Powercom Co., Ltd. .............................................        302,000           236,313
     President Securities Corp. .....................................      2,406,920         1,231,626
     Prince Housing & Development Corp. .............................      1,832,347         1,333,518
    *Procomp Informatics, Ltd. ......................................         21,675                --
    *Prodisc Technology, Inc. .......................................      1,707,199             9,701
     Promate Electronic Co., Ltd. ...................................        332,000           202,787
    *Promise Technology, Inc. .......................................        333,286           196,448
    *Protop Technology Co., Ltd. ....................................        192,000             1,348
     Qisda Corp. ....................................................      3,451,900           943,217
    *Quintain Steel Co., Ltd. .......................................        617,750           165,628
    *Radiant Opto-Electronics Corp. .................................        925,247         2,719,639
     Radium Life Tech Corp. .........................................      1,465,223         1,318,026
     Ralec Electronic Corp. .........................................        103,209           133,258
     Realtek Semiconductor Corp. ....................................      1,040,990         1,734,010
     Rechi Precision Co., Ltd. ......................................        714,900           555,422
    *Rexon Industrial Corp., Ltd. ...................................        361,000            55,763
    *Richtek Technology Corp. .......................................        343,000         1,724,541
    *Ritek Corp. ....................................................      7,152,387         1,371,691
    *Ruentex Development Co., Ltd. ..................................      1,066,000         1,270,267
    *Sainfoin Technology Corp. ......................................        131,260                --
     Sampo Corp. ....................................................      1,483,327           399,941
     San Fang Chemical Industry Co., Ltd. ...........................        371,582           298,724
     Sanyang Industrial Co., Ltd. ...................................      1,848,628         1,098,382

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Sanyo Electric Taiwan Co., Ltd. ................................        503,000   $       456,123
     SCI Pharmtech, Inc. ............................................         71,936           131,180
    *SDI Corp. ......................................................        299,000           212,931
     Senao International Co., Ltd. ..................................        375,541         1,302,797
     Sercomm Corp. ..................................................        370,000           397,851
     Shan-Loong Transportation Co., Ltd. ............................         24,000            13,933
     Sheng Yu Steel Co., Ltd. .......................................        552,980           351,963
    *ShenMao Technology, Inc. .......................................        207,891           270,809
     Shih Wei Navigation Co., Ltd. ..................................        400,598           406,392
     Shihlin Electric & Engineering Corp. ...........................        976,000         1,014,015
    *Shihlin Paper Corp. ............................................        418,000           698,735
     Shin Shin Co., Ltd. ............................................         49,000            42,279
     Shin Zu Shing Co., Ltd. ........................................        293,144           575,667
    *Shining Building Business Co., Ltd. ............................        439,235           456,891
     Shinkong Insurance Co., Ltd. ...................................        542,131           312,099
     Shinkong Synthetic Fibers Co., Ltd. ............................      4,152,360         1,299,098
    *Shuttle, Inc. ..................................................        463,152           148,079
     Sigurd Microelectronics Corp. ..................................        971,974           686,032
     Silicon Integrated Systems Corp. ...............................      1,712,820           666,147
     Silitech Technology Corp. ......................................        264,627           715,324
     Sinbon Electronics Co., Ltd. ...................................        404,000           272,098
     Sincere Navigation Corp. .......................................        808,786           735,580
     Sinkang Industries, Ltd. .......................................        152,001            57,085
     Sinkong Textile Co., Ltd. ......................................        482,542           620,619
     Sinon Corp. ....................................................        947,510           374,072
     Sinphar Pharmaceutical Co., Ltd. ...............................        221,184           194,359
     Sinyi Realty Co., Ltd. .........................................        457,072           626,852
    *Sitronix Technology Corp. ......................................        283,879           331,945
     Solomon Technology Corp. .......................................        147,138            48,844
    *Sonix Technology Co., Ltd. .....................................        431,000           588,158
     South East Soda Manufacturing Co., Ltd. ........................        313,250           335,176
     Southeast Cement Co., Ltd. .....................................        899,700           317,632
     Spirox Corp. ...................................................        180,000            94,255
     Springsoft, Inc. ...............................................        518,000           568,681
     Standard Chemical & Pharmaceutical Co., Ltd. ...................        227,571           187,112
     Standard Foods Taiwan, Ltd. ....................................        767,128         2,494,641
     Star Comgistic Capital Co., Ltd. ...............................        194,785           151,584
     Stark Technology, Inc. .........................................        229,860           209,371
     Sunonwealth Electric Machine Industry Co., Ltd. ................        339,487           301,607
     Sunplus Technology Co., Ltd. ...................................        876,000           351,181
     Sunrex Technology Corp. ........................................        612,736           432,518
     Sunspring Metal Corp. ..........................................        143,000           139,196
    *Super Dragon Technology Co., Ltd. ..............................        180,200           201,245
     Supreme Electronics Co., Ltd. ..................................        458,000           269,511
     Sweeten Construction Co., Ltd. .................................        166,889            86,978
    *Syscom Computer Engineering Co. ................................         30,000            11,336
     Sysware Systex Corp. ...........................................        242,388           286,412
    *Ta Chen Stainless Pipe Co., Ltd. ...............................      1,607,953           825,696
    *Ta Chong Bank, Ltd. ............................................      4,025,769         1,158,929
     Ta Ya Electric Wire & Cable Co., Ltd. ..........................      1,503,306           402,205
     Ta Yih Industrial Co., Ltd. ....................................        194,000           424,707
     Tah Hsin Industrial Corp. ......................................        447,000           437,879
    *TAI Roun Products Co., Ltd. ....................................        239,000            85,959
     TA-I Technology Co., Ltd. ......................................        422,638           298,537
    *Taichung Commercial Bank .......................................      3,082,272         1,037,247
     Tainan Enterprises Co., Ltd. ...................................        289,370           351,787
     Tainan Spinning Co., Ltd. ......................................      2,605,488         1,151,038
     Taisun Enterprise Co., Ltd. ....................................        740,590           399,232
     Taita Chemical Co., Ltd. .......................................        566,430           244,521
     Taiwan Acceptance Corp. ........................................        229,480           446,838
    *Taiwan Business Bank ...........................................      3,691,859         1,205,613

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Taiwan Cogeneration Corp. ......................................        845,566   $       544,231
     Taiwan Fire & Marine Insurance Co., Ltd. .......................        788,338           594,642
    *Taiwan Flourescent Lamp Co., Ltd. ..............................        176,000            17,531
     Taiwan Fu Hsing Industrial Co., Ltd. ...........................         83,000            48,019
     Taiwan Hon Chuan Enterprise Co., Ltd. ..........................        559,814         1,207,465
    *Taiwan Kolin Co., Ltd. .........................................      1,356,000                --
    *Taiwan Land Development Corp. ..................................      1,770,483           699,760
     Taiwan Life Insurance Co., Ltd. ................................        869,232           637,352
     Taiwan Line Tek Electronic Co., Ltd. ...........................         79,980            73,827
     Taiwan Mask Corp. ..............................................        639,412           226,992
     Taiwan Navigation Co., Ltd. ....................................        610,777           592,808
     Taiwan Paiho Co., Ltd. .........................................        692,165           520,430
     Taiwan Pulp & Paper Corp. ......................................      1,065,980           395,792
     Taiwan Sakura Corp. ............................................        667,003           385,820
     Taiwan Secom Co., Ltd. .........................................        710,332         1,281,701
     Taiwan Sogo Shinkong Security Co., Ltd. ........................        743,278           637,584
    *Taiwan Styrene Monomer Corp. ...................................      1,039,303           264,092
     Taiwan Tea Corp. ...............................................      1,720,897           907,400
     Taiyen Biotech Co., Ltd. .......................................        494,000           425,376
    *Tatung Co., Ltd. ...............................................      5,660,455         1,992,984
     TeCo. Electric & Machinery Co., Ltd. ...........................      4,753,000         2,772,923
    *Tecom, Ltd. ....................................................        161,114            13,003
     Ten Ren Tea Co., Ltd. ..........................................        146,980           243,737
     Test Research, Inc. ............................................        389,151           486,008
     Test-Rite International Co., Ltd. ..............................        794,438           578,664
    *Thinking Electronic Industrial Co., Ltd. .......................        184,204           173,880
     Thye Ming Industrial Co., Ltd. .................................        408,360           424,257
     TNC Industrial Corp., Ltd. .....................................        197,000           192,718
     Ton Yi Industrial Corp. ........................................      2,611,644         1,329,093
     Tong Hsing Electronic Industries, Ltd. .........................        288,963           732,160
     Tong Yang Industry Co., Ltd. ...................................        959,060           921,405
     Tong-Tai Machine & Tool Co., Ltd. ..............................        411,640           376,907
     Topco Scientific Co., Ltd. .....................................        362,082           524,582
     Topoint Technology Co., Ltd. ...................................        343,249           244,684
     Transcend Information, Inc. ....................................        473,651         1,105,944
     Tsann Kuen Enterprise Co., Ltd. ................................        232,686           497,940
     TSRC Corp. .....................................................            800             2,077
     TTET Union Corp. ...............................................        270,000           438,222
     Tung Ho Steel Enterprise Corp. .................................      1,740,000         1,559,590
    *Twinhead International Corp. ...................................            500                66
     TXC Corp. ......................................................        784,053           922,933
    *TYC Brother Industrial Co., Ltd. ...............................        574,329           252,402
    *Tycoons Group Enterprise Co., Ltd. .............................      1,189,182           279,816
     Tyntek Corp. ...................................................        767,621           269,933
    *Tze Shin International Co., Ltd. ...............................        356,416           124,062
    *Union Bank of Taiwan ...........................................      2,836,593           958,416
     Unitech Electronics Co., Ltd. ..................................        281,804           123,583
     Unitech Printed Circuit Board Corp. ............................      1,289,370           600,234
     United Integration Service Co., Ltd. ...........................        509,439           511,303
     Unity Opto Technology Co., Ltd. ................................        479,500           382,835
     Universal Cement Corp. .........................................      1,059,191           529,787
     Universal Microelectronics Co., Ltd. ...........................         84,000            25,596
     Universal, Inc. ................................................        138,971            85,270
     UPC Technology Corp. ...........................................      1,703,334           855,686
     USI Corp. ......................................................      1,549,464         1,653,954
     Ve Wong Corp. ..................................................        356,696           259,837
    *Veutron Corp. ..................................................         51,628             4,487
    *Via Technologies, Inc. .........................................      1,772,000         1,351,863
     Visual Photonics Epitacy Co., Ltd. .............................        584,360           785,040
     Wah Lee Industrial Corp. .......................................        453,000           605,304
     Walsin Lihwa Corp. .............................................         17,000             5,703

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TAIWAN -- (Continued)
     Walsin Technology Corp., Ltd. ..................................      1,222,873   $       379,974
     Walton Advanced Engineering, Inc. ..............................        817,197           312,447
     Wan Hai Lines Co., Ltd. ........................................        678,000           351,930
     Wan Hwa Enterprise Co., Ltd. ...................................        533,718           255,882
    *Waterland Financial Holdings Co., Ltd. .........................      6,145,933         2,256,330
    *WEI Chih Steel Industrial Co., Ltd. ............................        433,000            80,660
     Wei Chuan Food Corp. ...........................................        906,000         1,010,722
     Weikeng Industrial Co., Ltd. ...................................        561,100           410,523
     Well Shin Technology Co., Ltd. .................................        144,000           169,435
     Wellypower Optronics Corp. .....................................        310,000           179,624
     Weltrend Semiconductor, Inc. ...................................        636,833           374,195
    *Winbond Electronics Corp. ......................................      7,810,138         1,458,719
     Wistron NeWeb Corp. ............................................        478,891         1,130,366
     WT Microelectronics Co., Ltd. ..................................        524,524           717,243
    *WUS Printed Circuit Co., Ltd. ..................................        840,000           421,125
     Yageo Corp. ....................................................      5,514,000         1,660,969
     Yang Ming Marine Transport Corp. ...............................        345,000           142,163
    *Yem Chio Co., Ltd. .............................................        532,694           461,372
     Yeung Cyang Industrial Co., Ltd. ...............................        808,171           506,194
     Yi Jinn Industrial Co., Ltd. ...................................        681,308           188,879
     Yieh Phui Enterprise Co., Ltd. .................................      2,743,645           915,428
    *Young Fast Optoelectronics Co., Ltd. ...........................         83,872           241,939
     Young Optics, Inc. .............................................         92,111           273,045
    *Yuanta Financial Holding Co., Ltd. .............................      2,464,167         1,404,691
     Yuen Foong Yu Paper Manufacturing Co., Ltd. ....................      3,052,212         1,240,586
     Yuen Jen Enterprises Co., Ltd. .................................          6,668             3,786
     Yung Chi Paint & Varnish Manufacturing Co., Ltd. ...............        258,869           369,018
     Yung Tay Engineering Co., Ltd. .................................        787,000         1,272,213
     YungShin Global Holding Corp. ..................................        413,300           635,648
     Zenitron Corp. .................................................        430,000           282,213
     Zig Sheng Industrial Co., Ltd. .................................        906,219           442,207
     Zinwell Corp. ..................................................        700,586           863,238
     Zippy Technology Corp. .........................................        264,948           193,234
     Zyxel Communication Corp. ......................................        573,430           378,839
                                                                                       ---------------
TOTAL TAIWAN ........................................................                      255,093,611
                                                                                       ---------------
THAILAND -- (3.1%)
     A.J. PCL (Foreign) .............................................        381,188           198,342
     Aeon Thana Sinsap (Thailand) PCL (Foreign) .....................        142,500           132,073
    *Airports of Thailand PCL (Foreign) .............................        759,700           944,993
     Amata Corp. PCL (Foreign) ......................................      1,818,700           644,677
    *Apex Development PCL (Foreign) .................................          3,536             2,477
     Asian Property Development PCL (Foreign) .......................      3,215,160           474,694
     Bangchak Petroleum PCL (Foreign) ...............................      1,592,500           901,122
     Bangkok Aviation Fuel Services PCL (Foreign) ...................        854,917           289,143
     Bangkok Chain Hospital PCL (Foreign) ...........................      3,501,750           717,432
     Bangkok Dusit Medical Services PCL (Foreign) ...................        421,600           925,463
     Bangkok Expressway PCL (Foreign) ...............................      1,319,400           703,680
     Bangkok First Investment & Trust PCL (Foreign) .................        211,400            45,030
     Bangkok Insurance PCL (Foreign) ................................        127,101           839,073
     Bangkok Life Assurance PCL (Foreign) NVDR ......................        913,400         1,277,275
    *Bangkok Metro PCL (Foreign) ....................................      6,221,100           103,179
    *Bangkok Rubber PCL (Foreign) ...................................         14,600             1,177
    *Bangkokland PCL (Foreign) ......................................     21,859,870           341,227
     Big C Supercenter PCL (Foreign) ................................         82,500           296,463
     Bumrungrad Hospital PCL (Foreign) ..............................        722,300           933,705
     Cal-Comp Electronics (Thailand) PCL (Foreign) ..................      3,894,500           298,895
    *Central Paper Industry PCL (Foreign) ...........................             20             1,366
     Central Plaza Hotel PCL (Foreign) ..............................      1,312,400           349,973
     CH Karnchang PCL (Foreign) .....................................      2,699,300           566,195
     Charoong Thai Wire & Cable PCL (Foreign) .......................        452,700           103,054

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     Country Group Securities PCL (Foreign) .........................        590,078   $        15,735
     Delta Electronics (Thailand) PCL (Foreign) .....................      1,375,100           831,768
     Diamond Building Products PCL (Foreign) ........................        469,900            89,396
     Dynasty Ceramic PCL (Foreign) ..................................        777,200         1,390,114
     Eastern Water Resources Development & Management PCL (Foreign) .      2,199,400           400,541
     Electricity Generating PCL (Foreign) ...........................        295,400           806,946
     Electricity Generating PCL (Foreign) NVDR ......................        116,500           318,244
    *Erawan Group PCL (Foreign) .....................................      4,046,270           289,489
     Esso Thailand PCL (Foreign) ....................................      3,894,300         1,152,459
    *G J Steel PCL (Foreign) ........................................     47,637,200           232,377
    *G Steel PCL (Foreign) ..........................................     25,312,700           304,576
    *GFPT PCL(Foreign) ..............................................      1,261,300           381,466
     GMM Grammy PCL (Foreign) .......................................        928,000           491,915
     Hana Microelectronics PCL (Foreign) ............................      1,281,796           691,961
     Hermraj Land & Development PCL (Foreign) .......................      9,452,800           633,261
    *Home Product Center PCL (Foreign) ..............................      9,926,144         2,985,913
     ICC International PCL (Foreign) ................................        204,600           294,424
     Italian-Thai Development PCL (Foreign) NVDR ....................      6,545,530           791,849
    *ITV PCL (Foreign) ..............................................      2,785,600            95,118
     Jasmine International PCL (Foreign) ............................      8,762,100           484,409
     Kang Yong Electric PCL (Foreign) ...............................         23,900           124,746
     Khon Kaen Sugar Industry PCL (Foreign) .........................      1,471,200           559,774
     Kiatnakin Bank PCL (Foreign) NVDR ..............................        764,800           690,185
     Laguna Resorts & Hotels PCL (Foreign) ..........................         80,500           126,313
     Lanna Resources PCL (Foreign) ..................................        548,800           412,269
     Loxley PCL (Foreign) ...........................................      3,228,020           293,934
     LPN Development PCL (Foreign) ..................................      1,488,000           488,741
     Major Cineplex Group PCL (Foreign) .............................      1,494,300           588,001
     MBK PCL (Foreign) ..............................................        330,900           946,966
     MCOT PCL (Foreign) .............................................      1,092,200           896,847
     MCS Steel PCL (Foreign) ........................................        465,900           122,725
    *Minor International PCL (Foreign) ..............................      2,783,903           950,601
     Muang Thai Insurance PCL (Foreign) .............................         19,588            39,017
     Muramoto Electronic (Thailand) PCL (Foreign) ...................         14,000            87,870
     Padaeng Industry PCL (Foreign) NVDR ............................        279,200           114,404
     Patum Rice Mill & Granary PCL (Foreign) ........................          5,500            13,392
     Polyplex PCL (Foreign) .........................................      1,057,800           526,320
     Precious Shipping PCL (Foreign) ................................      1,223,900           577,124
     Preuksa Real Estate PCL (Foreign) ..............................      2,484,000           864,351
     Property Perfect PCL (Foreign) .................................     10,474,800           214,606
     Quality Houses PCL (Foreign) ...................................     11,876,300           521,399
     Ratchaburi Electricity Generating Holding PCL (Foreign) ........         90,500           121,402
    *Regional Container Lines PCL (Foreign) .........................        789,600           154,068
     Robinson Department Store PCL (Foreign) ........................      1,875,025         2,012,222
     Rojana Industrial Park PCL (Foreign) ...........................      1,167,300           246,746
     Saha Pathana Inter-Holding PCL (Foreign) .......................        680,300           497,780
     Saha-Union PCL (Foreign) .......................................        538,400           468,364
    *Sahaviriya Steel Industries PCL (Foreign) ......................     28,294,200           625,693
     Samart Corporation PCL (Foreign) ...............................      1,676,200           392,476
     Samart I-Mobile PCL (Foreign) ..................................      8,442,100           549,080
     Samart Telcoms PCL (Foreign) ...................................        657,700           222,442
     Sansiri PCL (Foreign) ..........................................     12,232,108           425,638
     SC Asset Corp. PCL (Foreign) ...................................      1,160,200           358,436
     SE-Education PCL (Foreign) .....................................        138,900            45,622
    *Shinawatra Satellite PCL (Foreign) .............................      1,383,800           373,513
     Siam City Cement PCL (Foreign) .................................        119,100           910,195
     Siam City Cement PCL (Foreign) NVDR ............................         82,600           631,252
     Siam Future Development PCL (Foreign) ..........................      1,421,400           279,658
     Siam Makro PCL (Foreign) .......................................        355,600         2,405,359
     Siamgas & Petrochemicals PCL (Foreign) .........................        980,800           354,045
     Sino-Thai Engineering & Construction PCL (Foreign) .............      1,259,200           446,351

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
THAILAND -- (Continued)
     SNC Former PCL (Foreign) .......................................        244,400   $       160,549
     Somboon Advance Technology PCL (Foreign) (B05N984) .............         15,850             8,969
     Somboon Advance Technology PCL (Foreign) (B05PZJ3) .............        454,700           257,294
     Sri Trang Agro Industry PCL (Foreign) ..........................      1,854,990         1,146,173
     STP & I PCL (Foreign) ..........................................        414,935           275,274
     Supalai PCL (Foreign) ..........................................      2,640,533         1,073,387
     SVI PCL (Foreign) ..............................................      1,992,800           204,789
    *Tata Steel (Thailand) PCL (Foreign) ............................      9,617,100           262,711
    *Thai Airways International PCL (Foreign) NVDR ..................        141,400            89,208
     Thai Carbon Black PCL (Foreign) ................................        155,800           121,600
     Thai Plastic & Chemicals PCL (Foreign) .........................      1,357,900         1,024,497
     Thai Rayon PCL (Foreign) .......................................          1,700             4,492
     Thai Reinsurance PCL (Foreign) .................................      1,484,700           196,029
     Thai Stanley Electric PCL (Foreign) ............................        127,600           589,242
     Thai Tap Water Supply PCL (Foreign) ............................      5,240,200           841,840
     Thai Union Frozen Products PCL (Foreign) .......................      1,298,325         2,237,763
     Thai Vegetable Oil PCL (Foreign) ...............................      1,087,875           590,813
     Thai Wacoal PCL (Foreign) ......................................         78,000           110,976
    *Thai-German Ceramic Industry PCL (Foreign) .....................        876,300           145,338
     Thanachart Capital PCL (Foreign) ...............................      2,034,100         1,633,895
     Thoresen Thai Agencies PCL (Foreign) ...........................      1,265,700           613,299
     Ticon Industrial Connection PCL (Foreign) ......................      1,026,600           350,546
    *Tipco Asphalt PCL (Foreign) ....................................        306,190           527,742
    *TIPCO Foods PCL (Foreign) ......................................        130,682            14,364
     Tisco Financial Group PCL (Foreign) ............................        939,700         1,054,298
     TPI Polene PCL (Foreign) .......................................      2,337,460           980,593
    *True Corp. PCL (Foreign) .......................................     15,627,394         1,443,311
    *Tycoons Worldwide Group PCL (Foreign) ..........................        804,700           191,034
     Univanich Palm Oil PCL (Foreign) ...............................         30,000            76,585
     Univentures PCL (Foreign) ......................................      1,801,100           123,002
     Vanachai Group PCL (Foreign) ...................................      2,200,266           241,850
     Vinythai PCL (Foreign) .........................................      2,273,034         1,057,053
                                                                                       ---------------
TOTAL THAILAND ......................................................                       62,101,112
                                                                                       ---------------
TURKEY -- (2.5%)
     Adana Cimento Sanayii T.A.S. Series A ..........................        168,260           380,311
     Adana Cimento Sanayii T.A.S. Series C ..........................        293,711           110,704
    *Advansa Sasa Polyester Sanayi A.S. .............................        405,521           360,931
     Afyon Cimento Sanayi T.A.S. ....................................          1,584            96,846
     Akcansa Cimento Sanayi ve Ticaret A.S. .........................        259,502           982,227
    *Akenerji Elektrik Uretim A.S. ..................................        461,244           730,395
    *Akfen Holding A.S. .............................................         12,398            65,335
     Aksa Akrilik Kimya Sanayii A.S. ................................        295,534           759,148
    *Aksigorta A.S. .................................................        461,542           381,083
    *Aktas Elektrik Ticaret A.S. ....................................            370            31,384
     Alarko Holding A.S. ............................................        236,533           421,777
    *Albaraka Turk Katilim Bankasi A.S. .............................        596,637           629,288
    *Alcatel-Lucent Teletas Telekomunikasyon A.S. ...................         60,001           114,418
     Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S. ...........        110,344         1,157,245
     Anadolu Anonim Turk Sigorta Sirketi A.S. .......................        745,308           356,533
     Anadolu Cam Sanayii A.S. .......................................        472,758           852,439
     Anadolu Hayat Sigorta A.S. .....................................        151,022           257,925
     Arcelik A.S. ...................................................             --                 1
     Aselsan Elektronik Sanayi Ve Ticaret A.S. ......................        132,362           565,152
    *Asya Katilim Bankasi A.S. ......................................      1,286,064         1,376,329
    *Ayen Enerji A.S. ...............................................        190,297           167,208
     Aygaz A.S. .....................................................        223,656         1,216,172
     Bagfas Bandirma Gubre Fabrikalari A.S. .........................          7,343           694,739
     Banvit Bandirma Vitaminli Yem Sanayii A.S. .....................        158,502           309,593
     Bati Anabolu Cimento A.S. ......................................        123,794           454,506
    *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S. .............         40,255           189,796

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
     Bolu Cimento Sanayii A.S. ......................................        239,226   $       212,312
    *Borusan Mannesmann Boru Sanayi ve Ticaret A.S. .................         33,475           512,133
    *Bosch Fren Sistemleri Sanayi ve Ticaret A.S. ...................            989            80,422
    *Boyner Buyuk Magazacilik A.S. ..................................        189,233           316,714
     Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S. ...............          2,234           187,348
     Bursa Cimento Fabrikasi A.S. ...................................        173,040           444,239
     Celebi Hava Servisi A.S. .......................................         36,194           394,314
     Cimsa Cimento Sanayi ve Ticaret A.S. ...........................        219,659           949,399
    *Deva Holding A.S. ..............................................        166,494           207,830
    *Dogan Gazetecilik A.S. .........................................        114,947           130,377
    *Dogan Sirketler Grubu Holdings A.S. ............................      1,899,227           695,879
    *Dogan Yayin Holding A.S. .......................................      2,039,264           759,169
    *Dogus Otomotiv Servis ve Ticaret A.S. ..........................        490,086         1,053,247
    *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S. ...............         49,380            87,524
     Eczacibasi Yatirim Holding Ortakligi A.S. ......................        117,125           320,931
     EGE Seramik Sanayi ve Ticaret A.S. .............................        211,699           229,707
     EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
        Ticaret .....................................................        865,147         1,059,456
     Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S. ............         11,000           265,430
     Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. ............          2,569           335,094
     Gentas Genel Metal Sanayi ve Ticaret A.S. ......................        375,926           354,166
    *Global Yatirim Holding A.S. ....................................        809,391           501,634
    *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S. ...............         49,862            17,951
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S. ...........         10,992           368,135
     Goodyear Lastikleri T.A.S. .....................................         31,518           943,759
    *GSD Holding A.S. ...............................................        778,870           311,278
    *Gubre Fabrikalari Ticaret A.S. .................................         68,251           467,404
    *Gunes Sigorta A.S. .............................................        143,245           153,828
     Haci Omer Sabanci Holding A.S. .................................             --                 1
     Hektas Ticaret T.A.S. ..........................................         16,327            12,419
    *Hurriyet Gazetecilik ve Matbaacilik A.S. .......................        528,208           273,934
    *Ihlas Holding A.S. .............................................      2,740,574         1,328,481
    *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. ....................        172,858           324,836
    *Is Finansal Kiralama A.S. ......................................        491,190           281,485
     Is Yatirim Menkul Degerler A.S. ................................        228,253           188,654
    *Isiklar Yatirim Holding A.S. ...................................        375,491           196,552
     Ittifak Holding A.S. ...........................................         32,850           128,265
    *Izmir Demir Celik Sanayi A.S. ..................................        289,951           595,861
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A ....        837,370           572,128
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B ....        314,441           263,862
    *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D ....      2,040,951           943,507
    *Karsan Otomotiv Sanayii Ve Ticaret A.S. ........................         42,090            30,098
     Kartonsan Karton Sanayi ve Ticaret A.S. ........................          3,981           440,883
    *Kerevitas Gida Sanayii ve Ticaret A.S. .........................          6,034           183,994
     Konya Cimento Sanayii A.S. .....................................          4,921           964,329
     Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret
        A.S. ........................................................        156,178           383,794
    *Koza Anadolu Metal Madencilik Isletmeleri A.S. .................        200,500           461,221
     Mardin Cimento Sanayii ve Ticaret A.S. .........................        201,608           713,026
    *Marti Otel Isletmeleri A.S. ....................................             --                --
    *Menderes Tekstil Sanayi ve Ticaret A.S. ........................        183,718            88,054
    *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S. ................          8,927             5,629
    *Mudurnu Tavukculuk A.S. ........................................          1,740               443
    *Nergis Holding A.S. ............................................          1,784             3,733
    *Net Holding A.S. ...............................................        795,480           699,880
     Net Turizm Ticaret ve Sanayi A.S. ..............................        695,459           333,660
     Netas Telekomunikasyon A.S. ....................................         13,916         1,174,257
     Nuh Cimento Sanayi A.S. ........................................         83,715           472,284
     Otokar Otomotive Ve Savunma Sanayi A.S. ........................         39,067           697,612
    *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S. .........        250,375           538,895
    *Petkim Petrokimya Holding A.S. .................................        971,775         1,327,584
     Pinar Entegre Et ve Un Sanayi A.S. .............................         59,598           203,775
     Pinar SUT Mamulleri Sanayii A.S. ...............................        119,566         1,036,260

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
TURKEY -- (Continued)
    *Raks Elektronik Sanayi ve Ticaret A.S. .........................          2,730   $         1,220
    *Reysas Tasimacilik ve Lojistik Ticaret A.S. ....................              1                 1
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. ............        152,518           359,341
     Sekerbank T.A.S. ...............................................      1,138,021           640,055
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ......................        445,262           421,232
     Soda Sanayii A.S. ..............................................        207,311           400,206
     Soktas Tekstil Sanayi ve Ticaret A.S. ..........................         26,835           114,821
    *TAT Konserve Sanayii A.S. ......................................        191,274           300,521
    *TAV Havalimanlari Holding A.S. .................................        171,999           828,499
    *Tekfen Holding A.S. ............................................        386,195         1,321,788
    *Tekstil Bankasi A.S. ...........................................        102,428            40,937
     Tofas Turk Otomobil Fabrikasi A.S. .............................             89               342
    *Trabzonspor Sportif Yatirim ve T.A.S. ..........................         15,517           159,523
     Trakya Cam Sanayii A.S. ........................................        688,736         1,103,854
     Turcas Petrol A.S. .............................................        274,977           450,389
    *Turk Traktor ve Ziraat Makineleri A.S. .........................         35,080           652,060
     Turkiye Sinai Kalkinma Bankasi A.S. ............................      1,157,085         1,293,522
     Turkiye Sise ve Cam Fabrikalari A.S. ...........................             --                 1
     Ulker Biskuvi Sanayi A.S. ......................................        300,019           951,601
    *Uzel Makina Sanayii A.S. .......................................        172,635            76,145
    *Vakif Finansal Kiralama A.S. ...................................              2                 2
     Vestel Beyaz Esya Sanayi ve Ticaret A.S. .......................        164,809           189,933
    *Vestel Elektronik Sanayi ve Ticaret A.S. .......................        298,552           351,614
     Yapi Kredi Sigorta A.S. ........................................        102,412           812,020
    *Zorlu Enerji Elektrik Uretim A.S. ..............................        305,254           298,942
                                                                                       ---------------
TOTAL TURKEY ........................................................                       49,659,130
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    1,811,475,799
                                                                                       ---------------
PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.3%)
     Alpargatas SA ..................................................        486,000         3,227,073
     Banco Alfa de Investimento SA ..................................          3,200            10,419
     Banco Cruzeiro do Sul SA .......................................         31,000           249,177
     Banco Daycoval SA ..............................................         72,700           400,584
     Banco do Estado do Rio Grande do Sul SA ........................        402,747         4,250,677
     Banco Industrial e Comercial SA ................................        186,220           848,205
     Banco Mercantil do Brasil SA ...................................          6,500            43,918
    *Banco Panamericano SA ..........................................        111,500           495,527
     Bardella SA Industrias Mecanicas ...............................            500            26,939
    #Braskem SA Preferred A Sponsored ADR ...........................         90,339         1,629,716
     Centrais Electricas de Santa Catarina SA Preferred Series B ....         60,300         1,299,531
     Cia de Ferro Ligas da Bahia-Ferbasa ............................        143,387           863,571
     Cia de Gas de Sao Paulo SA Preferred Series A ..................         48,700           991,388
     Cia de Tecidos Norte de Minas - Coteminas SA ...................        161,842           343,131
     Cia Energetica do Ceara SA Preferred Series A ..................         76,300         1,542,132
     Confab Industrial SA ...........................................        614,821         1,894,401
     Contax Participacoes SA ........................................        102,600         1,153,977
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA .........        368,000         6,644,727
     Empressa Metropolitanade Aguas e Energia SA ....................         24,000            93,660
     Energisa SA ....................................................        133,426           163,203
     Eucatex SA Industria e Comercio SA .............................         19,427            77,058
    *Forjas Taurus SA ...............................................        176,132           183,636
     Fras-Le SA .....................................................         30,300            60,005
     Gol Linhas Aereas Inteligentes SA ..............................         10,000            79,215
    *Industria de Bebidas Antarctica Polar SA .......................         23,000            35,166
     Inepar SA Industria e Construcoes ..............................        176,668           306,649
    *Klabin SA ......................................................      1,412,700         5,192,147
     Mangels Industrial SA ..........................................         14,600            47,622
     Marcopolo SA ...................................................        674,500         3,048,676
     Parana BanCo. SA ...............................................         35,800           206,228
     Randon Participacoes SA ........................................        365,900         2,342,220

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES           VALUE++
                                                                        ------------   ---------------
BRAZIL -- (Continued)
     Saraiva SA Livreiros Editores ..................................         54,100   $       784,629
     Schulz SA ......................................................          9,000            49,276
    *Sharp SA Equipamentos Eletronicos ..............................     30,200,000               352
     Suzano Papel e Celullose SA ....................................        492,593         2,476,091
     TAM SA .........................................................        135,800         2,713,073
    *Unipar Participacoes SA Preferred Series B .....................      1,314,379           267,952
     Universo Online SA .............................................         72,700           798,627
     Whirlpool SA ...................................................        297,716           589,588
                                                                                       ---------------
TOTAL BRAZIL ........................................................                       45,430,166
                                                                                       ---------------
CHILE -- (0.0%)
     Embotelladora Andina SA Preferred Series B .....................        112,321           534,244
                                                                                       ---------------
INDIA -- (0.0%)
    *JSW ISPAT Steel, Ltd. ..........................................        555,401            52,585
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *Malayan United Industries Berhad Series A2 .....................        176,957             9,517
    *TA Global Berhad ...............................................      2,927,340           256,268
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                          265,785
                                                                                       ---------------
PHILIPPINES -- (0.0%)
    *Swift Foods, Inc. ..............................................        377,639             9,743
                                                                                       ---------------
TOTAL PREFERRED STOCKS ..............................................                       46,292,523
                                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12 ..............        300,529                --
                                                                                       ---------------
MALAYSIA -- (0.0%)
    *QL Resources Berhad Warrants 02/13/13 ..........................         80,766            17,375
    *Sunway Berhad Warrants 08/17/16 ................................        324,956            59,844
                                                                                       ---------------
TOTAL MALAYSIA ......................................................                           77,219
                                                                                       ---------------
SOUTH KOREA -- (0.0%)
    *Hanjin Shipping Co., Ltd. Rights 11/03/11 ......................         58,049           188,573
    *Woori Investment & Securities Co., Ltd. Rights 11/22/11 ........         97,602           211,375
                                                                                       ---------------
TOTAL SOUTH KOREA ...................................................                          399,948
                                                                                       ---------------
TAIWAN -- (0.0%)
    *Advancetek Enterprise Co., Ltd. Rights 11/28/11 ................         39,658             1,723
    *Ruentex Development Co., Ltd. Rights 11/14/11 ..................        247,085            68,135
                                                                                       ---------------
TOTAL TAIWAN ........................................................                           69,858
                                                                                       ---------------
THAILAND -- (0.0%)
    *Erawan Group PCL (Foreign) Warrants 12/17/13 ...................        404,627             5,000
    *Property Perfect PCL (Foreign) Rights ..........................        290,967                --
    *Rojana Industrial Park PCL (Foreign) Warrants 12/30/16 .........        374,266            32,862
    *Tipco Asphalt PCL (Foreign) Warrants 04/17/14 .................         30,619             9,659
                                                                                       ---------------
TOTAL THAILAND ......................................................                           47,521
                                                                                       ---------------
TOTAL RIGHTS/WARRANTS ...............................................                          594,546
                                                                                       ---------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
 (S)@DFA Short Term Investment Fund .................................    173,497,753   $   173,497,753
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
        11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
        $3,508,923) to be repurchased at $3,440,132 .................   $      3,440         3,440,121
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      176,937,874
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,723,730,227) ............................................                  $ 2,035,300,742
                                                                                       ===============

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2011

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
COMMON STOCKS -- (94.2%)
Consumer Discretionary -- (17.0%)
    *1-800-FLOWERS.COM, Inc. Class A ................................         23,896   $        68,104
     A.H. Belo Corp. Class A ........................................          2,331            11,655
     Aaron's, Inc. ..................................................            128             3,425
    *AC Moore Arts & Crafts, Inc. ...................................         29,088            45,959
     Acme United Corp. ..............................................          1,030             9,713
     American Greetings Corp. Class A ...............................         62,335           997,983
    *America's Car-Mart, Inc. .......................................          2,670            89,125
    *Arctic Cat, Inc. ...............................................         21,666           440,036
    *Ascent Capital Group, Inc. Class A .............................          6,983           317,657
    *Audiovox Corp. Class A .........................................         26,868           191,031
   #*AutoNation, Inc. ...............................................         58,733         2,287,063
    *Ballantyne Strong, Inc. ........................................          1,196             4,449
    #Barnes & Noble, Inc. ...........................................         39,682           486,898
     Bassett Furniture Industries, Inc. .............................          2,200            16,610
    *Beasley Broadcast Group, Inc. ..................................          9,471            37,126
   #*Beazer Homes USA, Inc. .........................................         50,253           108,044
     bebe stores, Inc. ..............................................         27,865           200,071
     Belo Corp. Class A .............................................         58,727           372,329
    *Benihana, Inc. .................................................          3,200            31,968
   #*Benihana, Inc. Class A .........................................         21,308           205,409
    *Biglari Holdings, Inc. .........................................          1,941           669,878
    *Bluegreen Corp. ................................................         13,073            29,545
     Blyth, Inc. ....................................................          5,078           283,505
     Bob Evans Farms, Inc. ..........................................         52,387         1,723,532
    #Books-A-Million, Inc. ..........................................         19,787            43,927
   #*Boyd Gaming Corp. ..............................................         27,300           176,904
    *Brookfield Residential Properties, Inc. ........................            382             2,769
    #Brown Shoe Co., Inc. ...........................................         53,916           480,392
   #*Build-A-Bear-Workshop, Inc. ....................................         30,090           197,089
   #*Cabela's, Inc. .................................................         68,528         1,707,718
    *Cache, Inc. ....................................................         19,682           103,527
     Callaway Golf Co. ..............................................        112,370           652,870
    *Cambium Learning Group, Inc. ...................................         37,138           122,555
    *Canterbury Park Holding Corp. ..................................          2,755            28,790
     Carnival Corp. .................................................        489,649        17,240,541
     Carriage Services, Inc. ........................................         19,816           118,103
   #*Cavco Industries, Inc. .........................................          5,860           263,876
     CBS Corp. Class A ..............................................         29,591           780,315
     CBS Corp. Class B ..............................................        881,609        22,754,328
   #*Charming Shoppes, Inc. .........................................        124,082           430,565
     Christopher & Banks Corp. ......................................         62,531           208,228
     Churchill Downs, Inc. ..........................................          7,341           352,882
     Cinemark Holdings, Inc. ........................................         14,500           299,715
    *Clear Channel Outdoor Holdings, Inc. Class A ...................         17,838           196,218
    *Coast Distribution System, Inc. (The) ..........................            547             1,482
    *Collective Brands, Inc. ........................................         59,190           864,766
     Comcast Corp. Class A ..........................................      3,570,978        83,739,434
     Comcast Corp. Special Class A ..................................      1,432,185        32,940,255
    *Conn's, Inc. ...................................................         17,163           158,071
    *Core-Mark Holding Co., Inc. ....................................         24,059           805,736
    *Corinthian Colleges, Inc. ......................................         23,500            44,885
     CSS Industries, Inc. ...........................................         12,410           261,603
    *Culp, Inc. .....................................................         10,136            86,967
    *Cybex International, Inc. ......................................         29,263            23,410
     D.R. Horton, Inc. ..............................................        208,125         2,316,431
    *dELiA*s, Inc. ..................................................         22,143            31,000
    *Delta Apparel, Inc. ............................................          7,832           141,054
     Destination Maternity Corp. ....................................          4,987            82,635

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
     Dillard's, Inc. Class A ........................................        120,300   $     6,199,059
   #*DineEquity, Inc. ...............................................          8,603           403,997
    *Discovery Communications, Inc. Class B .........................          3,937           168,071
    *Discovery Communications, Inc. Class C .........................          6,296           249,133
    *Dixie Group, Inc. (The) ........................................         11,800            36,934
    *Dolan Co. ......................................................         16,543           144,751
    *Dorman Products, Inc. ..........................................         11,239           428,318
    *Dover Downs Gaming & Entertainment, Inc. .......................          5,935            12,701
    *Dover Motorsports, Inc. ........................................         15,200            15,504
   #*DreamWorks Animation SKG, Inc. Class A .........................         14,055           260,720
    *Duckwall-ALCO Stores, Inc. .....................................            700             7,238
    *E.W. Scripps Co. Class A (The) .................................         32,496           271,017
   #*Education Management Corp. .....................................          9,138           181,481
     Educational Development Corp. ..................................          1,679             9,193
     Escalade, Inc. .................................................            377             2,024
    *Exide Technologies .............................................         12,623            56,803
    *Federal-Mogul Corp. ............................................         40,785           687,635
     Finish Line, Inc. Class A (The) ................................         16,885           339,388
    *Fisher Communications, Inc. ....................................         10,146           294,640
     Flanigan's Enterprises, Inc. ...................................            865             6,942
     Flexsteel Industries, Inc. .....................................          2,068            29,469
     Foot Locker, Inc. ..............................................        219,549         4,799,341
    #Fred's, Inc. Class A ...........................................         45,030           548,916
     Frisch's Restaurants, Inc. .....................................            600            11,460
    *Fuel Systems Solutions, Inc. ...................................          2,736            63,858
    *Full House Resorts, Inc. .......................................          1,074             3,093
    *Furniture Brands International, Inc. ...........................         37,020            70,708
     Gaiam, Inc. ....................................................          5,988            23,174
   #*GameStop Corp. Class A .........................................         95,200         2,434,264
     Gaming Partners International Corp. ............................            800             5,392
    #Gannett Co., Inc. ..............................................        118,629         1,386,773
   #*Gaylord Entertainment Co. ......................................         45,753         1,070,163
    *General Motors Co. .............................................        451,807        11,679,211
   #*Genesco, Inc. ..................................................         24,445         1,440,788
    *Gray Television, Inc. ..........................................          5,550            10,545
    *Great Wolf Resorts, Inc. .......................................         42,789           105,261
     Group 1 Automotive, Inc. .......................................         57,936         2,639,564
    *Hallwood Group, Inc. ...........................................            296             3,881
    *Hastings Entertainment, Inc. ...................................            400               800
     Haverty Furniture Cos., Inc. ...................................         34,353           399,182
    *Helen of Troy, Ltd. ............................................         64,389         1,862,774
    *Hollywood Media Corp. ..........................................         19,037            24,558
     Hooker Furniture Corp. .........................................         13,559           131,522
     Hot Topic, Inc. ................................................         32,189           243,349
   #*Hyatt Hotels Corp. Class A .....................................         12,101           450,036
    *Iconix Brand Group, Inc. .......................................         95,618         1,716,343
     International Speedway Corp. Class A ...........................         17,542           418,552
    *Isle of Capri Casinos, Inc. ....................................         15,000            81,600
    *J. Alexander's Corp. ...........................................          9,196            61,429
    #J.C. Penney Co., Inc. ..........................................        208,599         6,691,856
     JAKKS Pacific, Inc. ............................................         15,841           300,504
     Jarden Corp. ...................................................        108,050         3,460,842
    *Johnson Outdoors, Inc. Class A .................................         18,189           338,134
     Jones Group, Inc. (The) ........................................        106,821         1,193,191
    *Journal Communications, Inc. ...................................          8,192            31,621
    *Kenneth Cole Productions, Inc. Class A .........................          8,304            89,351
    *Kid Brands, Inc. ...............................................         10,476            30,695
     KSW, Inc. ......................................................            446             1,392
   #*K-Swiss, Inc. Class A ..........................................            639             2,876
     Lacrosse Footwear, Inc. ........................................            229             2,931
    *Lakeland Industries, Inc. ......................................         11,757            88,413

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Lakes Entertainment, Inc. ......................................         25,795   $        54,170
   #*La-Z-Boy, Inc. .................................................         42,332           430,093
    *Leapfrog Enterprises, Inc. .....................................          2,499             9,321
   #*Lee Enterprises, Inc. ..........................................         38,128            27,071
    #Lennar Corp. Class A ...........................................        224,100         3,706,614
     Lennar Corp. Class B Voting ....................................          7,868           100,160
    *Liberty Interactive Corp. Class A ..............................        882,463        14,498,867
    *Liberty Interactive Corp. Class B ..............................         35,706           588,435
   #*Liberty Media Corp. - Liberty Capital Class A ..................        175,704        13,497,581
    *Liberty Media Corp. - Liberty Capital Class B ..................          6,066           470,388
    *Liberty Media Corp. - Liberty Starz Class A ....................         20,742         1,416,679
    *Liberty Media Corp. - Liberty Starz Class B ....................          1,766           121,333
    #Lifetime Brands, Inc. ..........................................         17,058           208,619
     Lincoln Educational Services Corp. .............................          5,300            49,555
    #Lithia Motors, Inc. Class A ....................................         39,056           803,382
    *Live Nation Entertainment, Inc. ................................        147,097         1,381,241
     Lowe's Cos., Inc. ..............................................        435,760         9,159,675
   #*Luby's, Inc. ...................................................         42,423           204,903
    *M/I Homes, Inc. ................................................         37,930           283,337
     Mac-Gray Corp. .................................................         13,366           185,520
     Macy's, Inc. ...................................................        155,548         4,748,880
    *Madison Square Garden Co. (The) ................................         29,558           781,218
     Marcus Corp. ...................................................         25,596           305,104
    *MarineMax, Inc. ................................................         25,977           211,453
   #*Martha Stewart Living Omnimedia, Inc. Class A ..................         11,763            45,523
    *McClatchy Co. (The) ............................................         24,935            39,148
    *McCormick & Schmick's Seafood Restaurants, Inc. ................         26,747           179,205
    #MDC Holdings, Inc. .............................................         18,400           412,160
   #*Media General, Inc. Class A ....................................         25,196            76,092
    #Men's Wearhouse, Inc. (The) ....................................         52,860         1,632,317
     Meredith Corp. .................................................          8,276           222,045
    *Meritage Homes Corp. ...........................................         28,156           499,769
   #*MGM Resorts International ......................................        251,100         2,892,672
    *Modine Manufacturing Co. .......................................            100             1,057
   #*Mohawk Industries, Inc. ........................................         98,740         5,198,661
    *Monarch Casino & Resort, Inc. ..................................          2,376            24,449
    *Morton's Restaurant Group, Inc. ................................          3,871            18,890
    *Motorcar Parts of America, Inc. ................................         14,074           139,614
     Movado Group, Inc. .............................................         30,500           510,265
    *MTR Gaming Group, Inc. .........................................         24,536            40,730
    *Multimedia Games Holding Co., Inc. .............................         26,639           176,084
    *Nautilus, Inc. .................................................          4,552             9,195
    *Navarre Corp. ..................................................            340               524
    *Nevada Gold & Casinos, Inc. ....................................            900             1,890
    *New Frontier Media, Inc. .......................................         20,483            21,917
   #*New York & Co., Inc. ...........................................          9,877            26,372
    #News Corp. Class A .............................................      2,360,850        41,362,092
     News Corp. Class B .............................................        937,272        16,730,305
   #*O'Charley's, Inc. ..............................................         21,778           135,241
    *Orient-Express Hotels, Ltd. Class A ............................         81,098           691,766
     Outdoor Channel Holdings, Inc. .................................         37,022           276,554
    *Pacific Sunwear of California, Inc. ............................         48,428            60,535
   #*Penn National Gaming, Inc. .....................................         37,015         1,332,540
     Penske Automotive Group, Inc. ..................................         59,294         1,209,005
    #Pep Boys - Manny, Moe & Jack (The) .............................         81,600           938,400
    *Perry Ellis International, Inc. ................................         23,892           599,689
    *Pinnacle Entertainment, Inc. ...................................         71,930           814,248
   #*Pulte Group, Inc. ..............................................        143,221           741,885
    #PVH Corp. ......................................................         40,464         3,010,926
    *Quiksilver, Inc. ...............................................         78,690           263,612
   #*Radio One, Inc. Class D ........................................         14,255            18,674

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Discretionary -- (Continued)
    *Red Lion Hotels Corp. ..........................................         17,936   $       124,655
   #*Red Robin Gourmet Burgers, Inc. ................................         41,775         1,047,299
    #Regis Corp. ....................................................         57,983           948,602
     Rent-A-Center, Inc. ............................................         76,435         2,610,255
    *Rick's Cabaret International, Inc. .............................          9,575            74,876
    *Rocky Brands, Inc. .............................................         10,329           109,487
    #Royal Caribbean Cruises, Ltd. ..................................        322,500         9,584,700
    *Ruby Tuesday, Inc. .............................................         68,262           572,718
    #Ryland Group, Inc. (The) .......................................          1,304            17,604
    *Saga Communications, Inc. Class A ..............................          6,520           244,500
   #*Saks, Inc. .....................................................         82,702           874,160
     Salem Communications Corp. Class A .............................          5,831            14,519
     Scholastic Corp. ...............................................         38,300         1,028,355
    *Scientific Games Corp. Class A .................................         41,635           361,808
   #*Sears Holdings Corp. ...........................................        130,528        10,204,679
     Service Corp. International ....................................        277,569         2,775,690
    #Shiloh Industries, Inc. ........................................         24,793           195,865
    *Shoe Carnival, Inc. ............................................         22,300           608,567
   #*Skechers U.S.A., Inc. Class A ..................................         49,610           707,439
    #Sonic Automotive, Inc. Class A .................................          2,179            31,966
     Spartan Motors, Inc. ...........................................         24,445           119,780
     Speedway Motorsports, Inc. .....................................         53,933           701,129
    *Sport Chalet, Inc. Class A .....................................            875             1,566
    *Sport Chalet, Inc. Class B .....................................            299               701
     Stage Stores, Inc. .............................................         60,550           946,396
     Standard Motor Products, Inc. ..................................         26,552           412,884
    *Stanley Furniture Co., Inc. ....................................         16,348            50,515
    *Stein Mart, Inc. ...............................................         24,855           180,199
    *Steinway Musical Instruments, Inc. .............................         13,526           340,855
    #Stewart Enterprises, Inc. Class A ..............................         85,569           551,064
     Strattec Security Corp. ........................................          5,556           127,788
     Superior Industries International, Inc. ........................         40,100           733,429
    *Syms Corp. .....................................................          5,500            42,955
    *Systemax, Inc. .................................................         11,606           175,599
    *Tandy Brands Accessories, Inc. .................................          8,378             8,671
    *Tandy Leather Factory, Inc. ....................................            500             2,500
     Time Warner Cable, Inc. ........................................        693,942        44,197,166
     Time Warner, Inc. ..............................................      1,534,860        53,704,751
   #*Toll Brothers, Inc. ............................................        203,299         3,545,535
    *Trans World Entertainment Corp. ................................          5,781            11,504
   #*Tuesday Morning Corp. ..........................................         60,500           219,010
    *Unifi, Inc. ....................................................         54,085           419,159
     Vail Resorts, Inc. .............................................         27,000         1,203,120
    #Walt Disney Co. (The) ..........................................        117,100         4,084,448
    #Washington Post Co. Class B ....................................          5,780         1,966,125
     Wendy's Co. (The) ..............................................        242,704         1,228,082
   #*West Marine, Inc. ..............................................         26,563           241,458
    *Wet Seal, Inc. Class A (The) ...................................         21,936            91,912
     Whirlpool Corp. ................................................         30,049         1,526,790
    #Wyndham Worldwide Corp. ........................................        262,116         8,825,446
                                                                                       ---------------
Total Consumer Discretionary ........................................                      521,409,448
                                                                                       ---------------
Consumer Staples -- (7.4%)
     Alico, Inc. ....................................................            960            21,859
    *Alliance One International, Inc. ...............................         28,198            75,289
     Andersons, Inc. (The) ..........................................         17,074           630,372
     Archer-Daniels-Midland Co. .....................................        813,476        23,541,995
    #B&G Foods, Inc. ................................................         11,806           250,523
     Bunge, Ltd. ....................................................        121,368         7,496,901
   .*Cagle's, Inc. Class A ..........................................            955             3,772
     CCA Industries, Inc. ...........................................          8,323            41,781

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Consumer Staples -- (Continued)
   #*Central European Distribution Corp. ............................         57,775   $       311,985
    *Central Garden & Pet Co. .......................................         37,083           320,768
   #*Central Garden & Pet Co. Class A ...............................         48,053           422,386
    *Chiquita Brands International, Inc. ............................         70,190           623,287
   #*Constellation Brands, Inc. Class A .............................        249,042         5,035,629
    *Constellation Brands, Inc. Class B .............................         12,715           258,496
     Corn Products International, Inc. ..............................         62,117         3,012,674
    *Craft Brewers Alliance, Inc. ...................................         10,269            67,262
     CVS Caremark Corp. .............................................      1,510,745        54,840,043
    *Dean Foods Co. .................................................         84,148           817,919
    *Dole Food Co., Inc. ............................................         18,439           195,085
    *Elizabeth Arden, Inc. ..........................................         21,291           729,855
     Farmer Brothers Co. ............................................         11,045            64,613
    *Fortune Brands, Inc. ...........................................        149,626         7,396,013
     Fresh Del Monte Produce, Inc. ..................................         33,373           849,677
    *Griffin Land & Nurseries, Inc. .................................          1,500            40,230
    *Hain Celestial Group, Inc. (The) ...............................         51,146         1,716,460
     Imperial Sugar Co. .............................................         14,949           101,205
     Ingles Markets, Inc. Class A ...................................         12,616           190,502
     J.M. Smucker Co. ...............................................        108,204         8,333,872
    *John B. Sanfilippo & Son, Inc. .................................          9,100            78,260
    #Kraft Foods, Inc. Class A ......................................      2,081,099        73,213,063
    *Mannatech, Inc. ................................................         10,658             6,501
    #MGP Ingredients, Inc. ..........................................          5,188            34,033
     Molson Coors Brewing Co. Class A ...............................          1,908            81,806
     Molson Coors Brewing Co. Class B ...............................        190,750         8,076,355
     Nash-Finch Co. .................................................          3,250            85,540
    *Nutraceutical International Corp. ..............................         17,801           245,654
     Oil-Dri Corp. of America .......................................            247             4,952
   #*Omega Protein Corp. ............................................         27,752           300,554
    *Pantry, Inc. ...................................................         26,158           369,874
    *Parlux Fragrances, Inc. ........................................          2,705             9,089
    *Physicians Formula Holdings, Inc. ..............................         15,201            46,819
   #*Prestige Brands Holdings, Inc. .................................        112,017         1,185,140
   #*Ralcorp Holdings, Inc. .........................................         59,647         4,821,863
    #Safeway, Inc. ..................................................         55,802         1,080,885
    #Sanderson Farms, Inc. ..........................................         16,100           796,950
    *Seneca Foods Corp. Class A .....................................          4,866           102,429
    *Seneca Foods Corp. Class B .....................................            300             6,153
    *Smart Balance, Inc. ............................................         66,458           435,300
   #*Smithfield Foods, Inc. .........................................        185,173         4,233,055
     Snyders-Lance, Inc. ............................................         13,134           278,703
     Spartan Stores, Inc. ...........................................         22,838           390,987
    *Spectrum Brands Holdings, Inc. .................................         46,130         1,170,779
     SUPERVALU, Inc. ................................................        191,716         1,537,562
    *Susser Holdings Corp. ..........................................         14,936           327,995
    *TreeHouse Foods, Inc. ..........................................         16,925         1,038,180
     Tyson Foods, Inc. Class A ......................................        405,030         7,817,079
    #Universal Corp. ................................................         18,490           791,742
     Weis Markets, Inc. .............................................         10,880           430,304
    *Winn-Dixie Stores, Inc. ........................................         92,300           585,182
                                                                                       ---------------
Total Consumer Staples ..............................................                      226,973,241
                                                                                       ---------------
Energy -- (15.2%)
    *Adams Resources & Energy, Inc. .................................          6,758           160,165
    #Alon USA Energy, Inc. ..........................................         33,484           254,478
     Anadarko Petroleum Corp. .......................................        845,068        66,337,838
     Apache Corp. ...................................................        214,628        21,383,388
   #*Approach Resources, Inc. .......................................          7,782           189,959
     Baker Hughes, Inc. .............................................        100,807         5,845,798
    *Barnwell Industries, Inc. ......................................          8,038            27,410

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
    *Basic Energy Services, Inc. ....................................         52,227   $       957,843
     Berry Petroleum Co. Class A ....................................         54,457         1,881,489
    *Bill Barrett Corp. .............................................         34,200         1,422,720
    *Bolt Technology Corp. ..........................................          4,363            43,979
     Bristow Group, Inc. ............................................         41,500         2,065,870
     Cabot Oil & Gas Corp. ..........................................         25,205         1,958,933
   #*Cal Dive International, Inc. ...................................         60,773           136,132
     Chesapeake Energy Corp. ........................................        624,655        17,565,299
     Chevron Corp. ..................................................         99,970        10,501,848
     Cimarex Energy Co. .............................................          8,339           533,696
    *Complete Production Services, Inc. .............................         20,904           685,651
   #*Comstock Resources, Inc. .......................................         32,421           591,359
     ConocoPhillips .................................................      1,766,829       123,059,640
    *Crimson Exploration, Inc. ......................................         30,292            90,270
     Crosstex Energy, Inc. ..........................................         46,661           607,993
    *CVR Energy, Inc. ...............................................         18,688           462,715
    *Dawson Geophysical Co. .........................................          4,547           131,408
     Delek US Holdings, Inc. ........................................         63,356           917,395
   #*Denbury Resources, Inc. ........................................        227,307         3,568,720
     DHT Holdings, Inc. .............................................         33,011            52,818
    *Double Eagle Petroleum Co. .....................................          6,032            53,564
   #*Endeavour International Corp. ..................................         16,456           152,712
    *Energy Partners, Ltd. ..........................................         27,792           398,537
    *ENGlobal Corp. .................................................          2,318             6,050
   #*Exterran Holdings, Inc. ........................................         85,189           809,296
   #*GeoResources, Inc. .............................................          4,000           106,160
   #*Global Industries, Ltd. ........................................         36,106           287,043
   #*Green Plains Renewable Energy, Inc. ............................         16,060           167,988
     Gulf Island Fabrication, Inc. ..................................         14,148           394,022
    *Gulfmark Offshore, Inc. Class A ................................         35,505         1,476,653
    *Harvest Natural Resources, Inc. ................................         45,263           482,956
    *Helix Energy Solutions Group, Inc. .............................         93,310         1,685,179
     Helmerich & Payne, Inc. ........................................        106,356         5,656,012
    *Hercules Offshore, Inc. ........................................        118,866           450,502
     Hess Corp. .....................................................        378,130        23,655,813
    *HKN, Inc. ......................................................         24,730            53,417
   #*Hornbeck Offshore Services, Inc. ...............................         16,700           548,428
    *Key Energy Services, Inc. ......................................         56,774           734,088
     Marathon Oil Corp. .............................................        903,937        23,529,480
     Marathon Petroleum Corp. .......................................        451,968        16,225,651
   #*Matrix Service Co. .............................................         11,995           127,387
    *Mitcham Industries, Inc. .......................................          7,044           102,702
     Murphy Oil Corp. ...............................................        189,426        10,488,518
    *Nabors Industries, Ltd. ........................................        276,982         5,077,080
     National Oilwell Varco, Inc. ...................................        366,663        26,154,072
    *Natural Gas Services Group, Inc. ...............................         17,452           240,140
    *Newpark Resources, Inc. ........................................        101,220           903,895
    #Noble Energy, Inc. .............................................         58,128         5,193,156
    *Oil States International, Inc. .................................         25,058         1,744,287
     Overseas Shipholding Group, Inc. ...............................         27,500           343,200
    *Parker Drilling Co. ............................................        117,663           650,676
     Patterson-UTI Energy, Inc. .....................................        152,325         3,095,244
   #*Petroleum Development Corp. ....................................         26,573           693,821
    *PHI, Inc. Non-Voting ...........................................         21,578           476,226
    *PHI, Inc. Voting ...............................................          1,099            23,161
   #*Pioneer Drilling Co. ...........................................         67,927           671,798
     Pioneer Natural Resources Co. ..................................        134,949        11,322,221
    *Plains Exploration & Production Co. ............................        162,430         5,116,545
     QEP Resources, Inc. ............................................         33,043         1,174,679
    *REX American Resources Corp. ...................................          4,050            73,872
   #*Rosetta Resources, Inc. ........................................         54,233         2,404,691

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Energy -- (Continued)
   #*Rowan Cos., Inc. ...............................................        121,858   $     4,202,882
     SEACOR Holdings, Inc. ..........................................         36,653         3,121,003
    *SemGroup Corp. Class A .........................................          4,727           132,261
    #Ship Finance International, Ltd. ...............................         10,481           149,983
     Sunoco, Inc. ...................................................        149,214         5,555,237
    *Swift Energy Co. ...............................................         61,413         1,880,466
     Teekay Corp. ...................................................         34,743           894,980
    *Tesco Corp. ....................................................          1,751            27,088
    *Tesoro Corp. ...................................................        168,807         4,378,854
    *Tetra Technologies, Inc. .......................................         13,070           124,165
    *TGC Industries, Inc. ...........................................          1,445             8,063
     Tidewater, Inc. ................................................         50,804         2,501,081
    *Transocean, Ltd. ...............................................         84,455         4,826,603
   #*Triangle Petroleum Corp. .......................................          1,550             8,742
   #*Union Drilling, Inc. ...........................................         22,000           164,780
    *Unit Corp. .....................................................         57,000         2,796,420
   #*USEC, Inc. .....................................................        168,662           354,190
     Valero Energy Corp. ............................................        658,099        16,189,235
    *Weatherford International, Ltd. ................................        185,733         2,878,861
    *Western Refining, Inc. .........................................         68,485         1,094,390
    *Whiting Petroleum Corp. ........................................         25,307         1,178,041
    *Willbros Group, Inc. ...........................................         21,126           107,531
                                                                                       ---------------
Total Energy ........................................................                      466,960,592
                                                                                       ---------------
Financials -- (15.4%)
     1st Source Corp. ...............................................         43,218         1,038,961
    *1st United Bancorp, Inc. .......................................          2,162            11,199
    *21st Century Holding Co. .......................................         13,665            33,343
     ACE, Ltd. ......................................................         86,825         6,264,424
    *Affirmative Insurance Holdings, Inc. ...........................         14,714            20,894
    *Allegheny Corp. ................................................          6,181         1,961,355
     Alliance Bancorp, Inc. of Pennsylvania .........................            180             1,750
     Allied World Assurance Co. Holdings AG .........................         24,643         1,431,758
     Allstate Corp. (The) ...........................................        529,952        13,958,936
     Alterra Capital Holdings, Ltd. .................................         45,330           982,754
    *American Capital, Ltd. .........................................        422,803         3,285,179
    #American Equity Investment Life Holding Co. ....................         88,700           961,508
     American Financial Group, Inc. .................................        199,200         7,137,336
    *American Independence Corp. ....................................            866             4,066
     American National Insurance Co. ................................         38,939         2,782,581
    *American River Bankshares ......................................            634             3,157
    *American Safety Insurance Holdings, Ltd. .......................         16,471           336,173
   #*Ameris BanCorp .................................................         14,245           143,162
    *AmeriServe Financial, Inc. .....................................         33,075            64,496
    *Arch Capital Group, Ltd. .......................................         41,558         1,494,841
     Argo Group International Holdings, Ltd. ........................         38,796         1,171,251
     Aspen Insurance Holdings, Ltd. .................................        102,623         2,718,483
    *Asset Acceptance Capital Corp. .................................          5,900            17,700
     Associated Banc-Corp ...........................................        121,017         1,349,340
    #Assurant, Inc. .................................................         65,820         2,536,703
     Assured Guaranty, Ltd. .........................................        122,989         1,566,880
     Asta Funding, Inc. .............................................          8,875            71,532
    *Atlantic Coast Financial Corp. .................................            579               811
   #*Avatar Holdings, Inc. ..........................................         18,272           173,584
     Axis Capital Holdings, Ltd. ....................................        102,503         3,213,469
     Baldwin & Lyons, Inc. Class A ..................................            300             7,164
     Baldwin & Lyons, Inc. Class B ..................................          8,079           186,059
    *Bancorp, Inc. ..................................................          1,337            10,749
    #BancorpSouth, Inc. .............................................            924             9,027
   #*BancTrust Financial Group, Inc. ................................         33,553            54,691
     Bank Mutual Corp. ..............................................         56,876           189,397

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Bank of America Corp. ..........................................      5,238,734   $    35,780,553
     BankFinancial Corp. ............................................         39,867           318,936
     Banner Corp. ...................................................          9,331           163,946
     BCB Bancorp, Inc. ..............................................          1,359            13,250
     Berkshire Hills Bancorp, Inc. ..................................         37,198           744,704
    *BofI Holding, Inc. .............................................          8,423           128,872
     Boston Private Financial Holdings, Inc. ........................         28,409           215,340
     Capital City Bank Group, Inc. ..................................         16,844           171,640
    #Capital One Financial Corp. ....................................        571,140        26,078,252
     Capital Southwest Corp. ........................................          7,189           632,704
     CapitalSource, Inc. ............................................         46,829           297,832
     Capitol Federal Financial, Inc. ................................         33,905           376,006
     Cathay General Bancorp .........................................         55,293           773,549
     Centerstate Banks, Inc. ........................................          2,085            11,843
     Century Bancorp, Inc. Class A ..................................            595            16,107
     CFS Bancorp, Inc. ..............................................         14,148            69,042
     Chemical Financial Corp. .......................................            446             8,978
    *Chicopee Bancorp, Inc. .........................................          1,000            13,910
    *CIT Group, Inc. ................................................         39,411         1,373,473
     Citigroup, Inc. ................................................      1,957,922        61,850,756
    *Citizens Community Bancorp, Inc. ...............................         10,355            53,018
     Citizens South Banking Corp. ...................................          1,934             7,929
     CME Group, Inc. ................................................         82,877        22,837,586
     CNA Financial Corp. ............................................        313,566         8,340,856
    *CNO Financial Group, Inc. ......................................        228,298         1,426,862
     CoBiz Financial, Inc. ..........................................          4,003            21,216
     Codorus Valley Bancorp, Inc. ...................................            115             1,029
     Comerica, Inc. .................................................          3,474            88,761
    *Community West Bancshares ......................................            400               960
   #*CompuCredit Holdings Corp. .....................................         30,212            94,261
   #*Cowen Group, Inc. ..............................................         36,073            98,119
    *Crescent Financial Corp. .......................................         18,440            78,001
    #Delphi Financial Group, Inc. Class A ...........................          3,852           102,001
     Donegal Group, Inc. Class A ....................................         29,617           370,805
     Donegal Group, Inc. Class B ....................................            300             5,016
    *Doral Financial Corp. ..........................................          1,166             1,399
    *E*Trade Financial Corp. ........................................         89,699           973,234
     Eastern Insurance Holdings, Inc. ...............................         23,326           308,836
     Eastern Virginia Bankshares, Inc. ..............................            260               494
     Edelman Financial Group, Inc. ..................................         52,631           365,259
     EMC Insurance Group, Inc. ......................................         19,181           372,879
    *Encore Bancshares, Inc. ........................................          6,708            78,886
     Endurance Specialty Holdings, Ltd. .............................         76,288         2,837,914
     Enterprise Financial Services Corp. ............................          5,671            87,504
     ESB Financial Corp. ............................................            360             4,986
     ESSA Bancorp, Inc. .............................................          9,417           103,964
     Evans Bancorp, Inc. ............................................          1,681            20,290
     Everest Re Group, Ltd. .........................................         49,999         4,495,910
    *Farmers Capital Bank Corp. .....................................            818             3,354
     FBL Financial Group, Inc. Class A ..............................         35,719         1,166,225
     Federal Agricultural Mortgage Corp. Class A ....................            177             2,382
     Federal Agricultural Mortgage Corp. Class C ....................          8,800           177,584
     Fidelity Bancorp, Inc. .........................................            400             3,312
     Fidelity National Financial, Inc. Class A ......................         75,967         1,172,930
     Fidelity Southern Corp. ........................................          6,581            43,435
     Fifth Third Bancorp ............................................          9,458           113,591
    *First Acceptance Corp. .........................................         39,006            52,268
     First American Financial Corp. .................................         61,982           743,784
     First BanCorp ..................................................         13,653           173,120
    *First Bancshares, Inc. .........................................            400             2,058
     First Bancshares, Inc. (The) ...................................            300             2,400

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     First Busey Corp. ..............................................         12,450   $        63,495
     First Business Financial Services, Inc. ........................            482             7,751
    *First California Financial Group, Inc. .........................          3,631            11,873
     First Citizens BancShares, Inc. Class A ........................         10,917         1,780,017
     First Community Bancshares, Inc. ...............................          1,033            12,406
    *First Defiance Financial Corp. .................................         10,370           147,358
    *First Federal of Northern Michigan Bancorp, Inc. ...............            900             3,195
     First Financial Holdings, Inc. .................................         14,857           110,685
    *First Financial Northwest, Inc. ................................         25,471           141,109
    *First Financial Service Corp. ..................................            700             1,022
     First Interstate Bancsystem, Inc. ..............................          2,959            37,402
     First Merchants Corp. ..........................................         37,938           305,780
     First Midwest Bancorp, Inc. ....................................         10,824            97,524
     First Pactrust Bancorp, Inc. ...................................          2,850            35,853
   #*First Place Financial Corp. ....................................         21,198            17,815
    *First Security Group, Inc. .....................................          1,147             3,441
    *First South Bancorp, Inc. ......................................          1,978             7,912
    *FirstCity Financial Corp. ......................................          5,872            37,405
     Flagstone Reinsurance Holdings SA ..............................         45,783           388,698
     Flushing Financial Corp. .......................................          2,384            29,228
   #*FNB United Corp. ...............................................            549               126
     Fox Chase Bancorp, Inc. ........................................            999            12,647
    #German American Bancorp, Inc. ..................................          7,637           132,655
    *Gleacher & Co., Inc. ...........................................         45,986            58,862
    *Global Indemnity P.L.C. ........................................          7,702           155,503
     Great Southern Bancorp, Inc. ...................................          2,301            45,767
    *Greene Bancshares, Inc. ........................................         16,271            22,454
    *Guaranty Bancorp ...............................................         79,999           106,399
    *Guaranty Federal Bancshares, Inc. ..............................          1,684             9,616
    *Hallmark Financial Services, Inc. ..............................         26,292           204,026
    #Hampden Bancorp, Inc. ..........................................          5,886            73,869
    #Hancock Holding Co. ............................................          4,873           147,652
     Hanover Insurance Group, Inc. (The) ............................         88,829         3,389,715
   #*Harris & Harris Group, Inc. ....................................          3,828            15,044
     Hartford Financial Services Group, Inc. ........................        383,787         7,387,900
     HCC Insurance Holdings, Inc. ...................................         19,162           509,901
     Heartland Financial USA, Inc. ..................................          1,581            24,711
    *Heritage Commerce Corp. ........................................         23,031           111,240
     Heritage Financial Corp. .......................................            304             3,833
     HF Financial Corp. .............................................            400             3,712
    *Hilltop Holdings, Inc. .........................................         26,171           206,227
    *Hingham Institution for Savings ................................            500            23,980
    *HMN Financial, Inc. ............................................          3,456             6,428
    *Home Bancorp, Inc. .............................................          1,128            16,582
     Home Federal Bancorp, Inc. .....................................         12,680           127,434
     HopFed Bancorp, Inc. ...........................................          6,781            40,889
     Horace Mann Educators Corp. ....................................         58,206           782,871
     Horizon Bancorp ................................................            300             7,611
    *ICG Group, Inc. ................................................         11,998           129,458
     Independence Holding Co. .......................................         22,770           188,763
     Indiana Community Bancorp ......................................          2,029            30,780
     Infinity Property & Casualty Corp. .............................         16,579           960,919
     International Bancshares Corp. .................................          8,390           152,027
    *Intervest Bancshares Corp. .....................................          2,078             5,798
    *Investment Technology Group, Inc. ..............................         13,951           159,181
    *Investors Title Co. ............................................          1,169            42,283
     Kaiser Federal Financial Group, Inc. ...........................            527             6,198
     Kemper Corp. ...................................................         90,527         2,434,271
     Kentucky First Federal Bancorp .................................          2,800            17,276
     KeyCorp ........................................................        655,356         4,626,813
     Lakeland Bancorp, Inc. .........................................          5,819            54,059

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Landmark Bancorp, Inc. .........................................          1,701   $        26,782
    #Legg Mason, Inc. ...............................................        128,883         3,544,282
     Lincoln National Corp. .........................................        451,281         8,596,903
     LNB Bancorp, Inc. ..............................................         13,395            60,144
     Loews Corp. ....................................................        439,366        17,442,830
    *Louisiana Bancorp, Inc. ........................................          5,606            90,481
   #*Macatawa Bank Corp. ............................................         19,092            50,976
    *Magyar Bancorp, Inc. ...........................................            500             1,475
     Maiden Holdings, Ltd. ..........................................         25,254           205,820
    #MainSource Financial Group, Inc. ...............................         47,000           440,860
    *Marlin Business Services Corp. .................................         14,664           172,889
     MB Financial, Inc. .............................................         26,652           441,624
   #*MBIA, Inc. .....................................................        212,367         1,868,830
   #*MBT Financial Corp. ............................................         23,185            29,677
     MCG Capital Corp. ..............................................         24,147           112,042
     Meadowbrook Insurance Group, Inc. ..............................         39,471           408,920
     Medallion Financial Corp. ......................................         17,589           209,309
   #*Mercantile Bank Corp. ..........................................          4,748            43,349
    *Meridian Interstate Bancorp, Inc. ..............................          1,575            20,522
     Meta Financial Group, Inc. .....................................          1,251            18,953
    *MetLife, Inc. ..................................................      1,032,078        36,287,862
    *Metro Bancorp, Inc. ............................................         28,298           234,024
    *MetroCorp. Bancshares, Inc. ....................................          2,250            14,130
  .#*MF Global Holdings, Ltd. .......................................         62,953            37,772
    *MGIC Investment Corp. ..........................................         63,595           169,163
     MicroFinancial, Inc. ...........................................          5,900            33,335
     MidWestOne Financial Group, Inc. ...............................            541             7,736
     Montpelier Re Holdings, Ltd. ...................................         54,346           951,055
     Morgan Stanley .................................................      1,224,333        21,597,234
     MutualFirst Financial, Inc. ....................................          2,300            17,181
    *NASDAQ OMX Group, Inc. (The) ...................................         58,425         1,463,546
     National Western Life Insurance Co. Class A ....................            900           129,393
    *Navigators Group, Inc. (The) ...................................          5,223           238,273
    *New Century Bancorp, Inc. ......................................            600             1,674
     New Hampshire Thrift Bancshares, Inc. ..........................          3,667            41,694
    *NewBridge Bancorp ..............................................         11,513            46,052
    *Newport Bancorp, Inc. ..........................................            700             8,687
    *NewStar Financial, Inc. ........................................         45,133           483,826
    *North Valley Bancorp ...........................................            907             9,161
     Northeast Community Bancorp, Inc. ..............................         18,190           105,138
     Northrim Bancorp, Inc. .........................................          6,379           120,882
     NYSE Euronext, Inc. ............................................            900            23,913
    #Old Republic International Corp. ...............................        357,183         3,157,498
    *Old Second Bancorp, Inc. .......................................          4,874             6,336
    *OmniAmerican Bancorp, Inc. .....................................            333             4,912
     Oppenheimer Holdings, Inc. Class A .............................          1,934            33,980
     Oriental Financial Group, Inc. .................................         15,035           159,221
     Pacific Continental Corp. ......................................            202             1,751
    *Pacific Mercantile Bancorp .....................................         16,756            50,938
    *Pacific Premier Bancorp, Inc. ..................................            100               652
    *Park Sterling Corp. ............................................          3,192            12,289
    *PartnerRe, Ltd. ................................................         52,224         3,249,377
   #*Penson Worldwide, Inc. .........................................         25,072            30,839
     Peoples BanCorp. of North Carolina .............................            250             1,392
     Peoples Bancorp, Inc. ..........................................         17,708           234,277
     People's United Financial, Inc. ................................         90,893         1,158,886
    *PHH Corp. ......................................................         92,304         1,703,009
    *Phoenix Cos., Inc. (The) .......................................         55,396            82,540
    *PICO Holdings, Inc. ............................................             82             1,873
    *Pinnacle Financial Partners, Inc. ..............................         51,523           773,360
    *Piper Jaffray Cos., Inc. .......................................            912            18,933

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     Platinum Underwriters Holdings, Ltd. ...........................         25,125   $       870,079
    *Popular, Inc. ..................................................        565,367         1,051,583
     Porter Bancorp, Inc. ...........................................          1,737             4,447
    *Preferred Bank .................................................            235             1,892
    *Premier Financial Bancorp, Inc. ................................          1,301             6,154
     Presidential Life Corp. ........................................         29,727           294,892
    *Principal Financial Group, Inc. ................................        199,212         5,135,685
     Protective Life Corp. ..........................................         96,837         1,801,168
     Provident Financial Holdings, Inc. .............................            544             4,988
     Provident Financial Services, Inc. .............................         52,601           681,183
     Provident New York Bancorp .....................................         70,554           490,350
   #*Prudential Financial, Inc. .....................................        497,625        26,971,275
     Pulaski Financial Corp. ........................................          4,550            31,122
    #Radian Group, Inc. .............................................        102,845           241,686
     Regions Financial Corp. ........................................      1,304,230         5,125,624
     Reinsurance Group of America, Inc. .............................        169,166         8,835,540
     Renasant Corp. .................................................         46,114           664,964
    *Republic First Bancorp, Inc. ...................................          2,474             4,033
     Resource America, Inc. Class A .................................         21,502           104,715
    *Riverview Bancorp, Inc. ........................................         15,319            35,540
     Safety Insurance Group, Inc. ...................................         13,013           554,614
     Sandy Spring Bancorp, Inc. .....................................         12,420           211,264
    *Savannah Bancorp, Inc. (The) ...................................          2,998            16,789
     SeaBright Holdings, Inc. .......................................         40,890           293,590
     Selective Insurance Group, Inc. ................................         72,997         1,170,142
     SI Financial Group, Inc. .......................................          5,444            48,179
     Simmons First National Corp. Class A ...........................          2,049            53,192
     Somerset Hills BanCorp .........................................          4,317            33,068
    *Southern Community Financial Corp. .............................         29,890            31,534
    *Southern First Bancshares, Inc. ................................          1,006             7,867
     Southern Missouri Bancorp, Inc. ................................             41               918
   #*Southwest Bancorp, Inc. ........................................         23,408           110,018
     State Auto Financial Corp. .....................................         62,484           830,412
     StellarOne Corp. ...............................................         25,696           308,095
    #Stewart Information Services Corp. .............................         12,271           123,201
    *Stratus Properties, Inc. .......................................          3,069            22,803
   #*Sun Bancorp, Inc. ..............................................          4,338            12,884
     SunTrust Banks, Inc. ...........................................        556,519        10,980,120
     Susquehanna Bancshares, Inc. ...................................        152,889         1,109,974
     Symetra Financial Corp. ........................................         23,030           213,488
    #Synovus Financial Corp. ........................................         96,130           144,195
    *Taylor Capital Group, Inc. .....................................            878             8,157
     Teche Holding Co. ..............................................            600            19,020
   #*Tennessee Commerce Bancorp, Inc. ...............................            772               101
     TF Financial Corp. .............................................            630            12,222
    *Timberland Bancorp, Inc. .......................................          2,500            10,900
    #TowneBank ......................................................          8,057           100,390
     Transatlantic Holdings, Inc. ...................................         80,903         4,210,192
     Travelers Cos., Inc. (The) .....................................         71,478         4,170,741
   #*Tree.com, Inc. .................................................          5,635            30,429
     Umpqua Holdings Corp. ..........................................        104,400         1,195,380
     Unico American Corp. ...........................................          1,900            22,458
     Union First Market Bankshares Corp. ............................         14,214           182,223
   #*United Community Banks, Inc. ...................................         16,030           118,462
     United Financial Bancorp, Inc. .................................         11,124           179,541
     United Fire & Casualty Co. .....................................         41,412           778,960
    *United Security Bancshares .....................................            366             1,020
    *Unity Bancorp, Inc. ............................................          3,306            21,158
     Unum Group .....................................................        517,445        12,335,889
    #Validus Holdings, Ltd. .........................................         45,609         1,247,862
   #*Virginia Commerce Bancorp, Inc. ................................         22,274           141,663

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Financials -- (Continued)
     VIST Financial Corp. ...........................................            271   $         1,843
     Washington Federal, Inc. .......................................          1,881            25,676
    *Waterstone Financial, Inc. .....................................          1,300             3,367
     Webster Financial Corp. ........................................          8,500           166,940
     WesBanco, Inc. .................................................         32,730           650,018
     West Bancorporation, Inc. ......................................         14,757           145,209
     Westfield Financial, Inc. ......................................          1,214             8,632
     White Mountains Insurance Group, Ltd. ..........................         18,187         7,638,540
     White River Capital, Inc. ......................................            300             5,772
    #Wintrust Financial Corp. .......................................         24,224           699,589
    #WR Berkley Corp. ...............................................          5,657           196,920
    *WSB Holdings, Inc. .............................................            100               228
     XL Group P.L.C. ................................................        199,510         4,337,347
    *Yadkin Valley Financial Corp. ..................................         16,710            35,425
     Zions Bancorporation ...........................................         91,968         1,596,564
    *ZipRealty, Inc. ................................................         10,028            18,953
                                                                                       ---------------
Total Financials ....................................................                      472,185,793
                                                                                       ---------------
Health Care -- (8.7%)
   #*Accuray, Inc. ..................................................          6,896            27,584
    *Addus HomeCare Corp. ...........................................          2,044             7,869
     Aetna, Inc. ....................................................        503,313        20,011,725
    *Affymax, Inc. ..................................................          6,200            32,984
    *Affymetrix, Inc. ...............................................         73,173           409,037
    *Albany Molecular Research, Inc. ................................         44,204           141,895
    *Alere, Inc. ....................................................         74,130         1,931,828
    *Allied Healthcare Products, Inc. ...............................          1,000             3,580
   #*Alphatec Holdings, Inc. ........................................         18,527            38,351
   #*AMAG Pharmaceuticals, Inc. .....................................            272             3,838
   #*Amedisys, Inc. .................................................         12,879           169,101
    *American Dental Partners, Inc. .................................         26,370           278,467
    *AMN Healthcare Services, Inc. ..................................         17,113            81,116
    *Amsurg Corp. ...................................................         29,396           744,601
     Analogic Corp. .................................................         10,032           542,531
    *AngioDynamics, Inc. ............................................         47,752           735,858
    *Anika Therapeutics, Inc. .......................................         19,479           118,822
     Arrhythmia Research Technology, Inc. ...........................          1,200             4,200
     Assisted Living Concepts, Inc. .................................         35,484           504,228
    *Astex Pharmaceuticals, Inc. ....................................            200               386
    *BioClinica, Inc. ...............................................         10,162            45,424
    *BioScrip, Inc. .................................................         37,700           245,050
   #*Boston Scientific Corp. ........................................      1,208,099         7,115,703
    *Cambrex Corp. ..................................................         43,567           240,054
     Cantel Medical Corp. ...........................................          7,270           200,652
    *Capital Senior Living Corp. ....................................         45,270           353,559
    *CardioNet, Inc. ................................................          3,850            10,895
    *CareFusion Corp. ...............................................        207,163         5,303,373
    *Celldex Therapeutics, Inc. .....................................          4,759            15,276
   #*Codexis, Inc. ..................................................            219             1,010
    *Community Health Systems, Inc. .................................        105,314         1,840,889
    *CONMED Corp. ...................................................         43,239         1,135,889
     Cooper Cos., Inc. (The) ........................................         65,164         4,515,865
    *Coventry Health Care, Inc. .....................................        141,956         4,515,620
   #*Cross Country Healthcare, Inc. .................................         33,630           168,150
    *CryoLife, Inc. .................................................         14,200            65,462
    *Cumberland Pharmaceuticals, Inc. ...............................         11,151            64,230
    *Cutera, Inc. ...................................................         22,757           162,485
    *Cynosure, Inc. Class A .........................................          7,364            89,620
     Daxor Corp. ....................................................            545             5,603
    *Digirad Corp. ..................................................         29,411            70,586
    *Dynacq Healthcare, Inc. ........................................            909               973

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Emdeon, Inc. Class A ...........................................         11,440   $       217,017
    *Endo Pharmaceuticals Holdings, Inc. ............................         54,588         1,763,738
   #*Enzo Biochem, Inc. .............................................         50,665           144,902
    *eResearch Technology, Inc. .....................................         20,015           102,277
    *Exactech, Inc. .................................................          2,791            44,656
    *Five Star Quality Care, Inc. ...................................         28,899            74,848
    *Gentiva Health Services, Inc. ..................................         13,810            57,173
    *Greatbatch, Inc. ...............................................         41,672           930,536
    *Harvard Bioscience, Inc. .......................................         32,625           148,770
   #*Health Net, Inc. ...............................................         52,824         1,467,979
    *Healthspring, Inc. .............................................         86,917         4,688,303
    *Healthways, Inc. ...............................................         27,400           196,184
    *Hologic, Inc. ..................................................        305,036         4,917,180
     Humana, Inc. ...................................................        236,814        20,103,140
    *IntegraMed America, Inc. .......................................          3,874            31,031
     Invacare Corp. .................................................         28,428           638,209
     Kewaunee Scientific Corp. ......................................          1,631            14,785
   #*Kindred Healthcare, Inc. .......................................         50,544           588,838
    *Lannet Co., Inc. ...............................................            320             1,309
    *LCA-Vision, Inc. ...............................................          3,614            11,673
     LeMaitre Vascular, Inc. ........................................          5,100            29,478
    *Life Technologies Corp. ........................................         82,984         3,374,959
   #*LifePoint Hospitals, Inc. ......................................         82,208         3,178,161
   #*Magellan Health Services, Inc. .................................          9,739           501,266
    *Maxygen, Inc. ..................................................         45,644           269,300
    *MedAssets, Inc. ................................................          6,604            70,399
    *MedCath Corp. ..................................................         29,240           210,528
    *Medical Action Industries, Inc. ................................         26,509           138,907
   #*MediciNova, Inc. ...............................................            225               472
     MEDTOX Scientific, Inc. ........................................          5,873            85,981
    *Misonix, Inc. ..................................................          4,083             6,941
    *Molina Healthcare, Inc. ........................................         24,804           525,349
    *Myrexis, Inc. ..................................................         16,406            45,609
     National Healthcare Corp. ......................................          5,701           218,405
    *Natus Medical, Inc. ............................................          4,075            35,045
    #Omnicare, Inc. .................................................        197,388         5,886,110
    *PDI, Inc. ......................................................         15,181            97,766
    *PerkinElmer, Inc. ..............................................         76,500         1,581,255
     Pfizer, Inc. ...................................................      4,655,130        89,657,804
   #*PharMerica Corp. ...............................................          7,655           119,418
    *Repligen Corp. .................................................         34,062           116,833
    *RTI Biologics, Inc. ............................................         35,883           161,474
   #*Select Medical Holdings Corp. ..................................         29,321           255,093
    *Skilled Healthcare Group, Inc. Class A .........................         18,080            68,342
    *Solta Medical, Inc. ............................................          3,182             6,969
    *SRI/Surgical Express, Inc. .....................................          2,127             8,529
    *Sucampo Pharmaceuticals, Inc. Class A ..........................          7,965            35,046
   #*Sun Healthcare Group, Inc. .....................................          8,903            23,326
    *SunLink Health Systems, Inc. ...................................          1,750             3,229
    *SurModics, Inc. ................................................          5,593            58,950
    *Symmetry Medical, Inc. .........................................         49,574           450,628
     Teleflex, Inc. .................................................         37,423         2,240,141
    *Theragenics Corp. ..............................................         21,383            32,074
    *Thermo Fisher Scientific, Inc. .................................        499,520        25,110,870
    *TranS1, Inc. ...................................................          6,997            12,735
    *Triple-S Management Corp. Class B ..............................         21,424           407,056
     UnitedHealth Group, Inc. .......................................        133,703         6,416,407
    *Universal American Corp. .......................................         85,628           984,722
   #*Viropharma, Inc. ...............................................        103,779         2,100,487
    *WellCare Health Plans, Inc. ....................................         12,832           628,896
     WellPoint, Inc. ................................................        504,640        34,769,696

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Health Care -- (Continued)
    *Wright Medical Group, Inc. .....................................          6,391   $       109,861
     Young Innovations, Inc. ........................................          2,165            62,244
                                                                                       ---------------
Total Health Care ...................................................                      268,193,678
                                                                                       ---------------
Industrials -- (13.8%)
    *A.T. Cross Co. Class A .........................................         18,431           224,121
   #*A123 Systems, Inc. .............................................          4,800            16,464
     AAR Corp. ......................................................         32,906           655,817
     ABM Industries, Inc. ...........................................         45,500           920,010
     Aceto Corp. ....................................................         30,245           191,753
    *AECOM Technology Corp. .........................................         13,143           274,952
    *Aegion Corp. ...................................................          3,299            48,792
    *AGCO Corp. .....................................................         58,973         2,584,787
   #*Air Transport Services Group, Inc. .............................          8,765            48,558
     Aircastle, Ltd. ................................................         54,200           657,446
     Alamo Group, Inc. ..............................................         22,951           547,381
    *Alaska Air Group, Inc. .........................................         26,313         1,750,604
     Albany International Corp. .....................................         24,726           558,560
    #Alexander & Baldwin, Inc. ......................................         66,838         2,774,445
   .*Allied Defense Group, Inc. .....................................          2,645             8,332
     Allied Motion Technologies, Inc. ...............................            162               852
    *Amerco, Inc. ...................................................         29,431         2,228,221
    *American Railcar Industries, Inc. ..............................         21,009           463,459
    *American Reprographics Co. .....................................          4,695            18,733
     Ampco-Pittsburgh Corp. .........................................          4,007            84,107
    *AMREP Corp. ....................................................            966             7,177
     Apogee Enterprises, Inc. .......................................         32,037           349,844
     Applied Industrial Technologies, Inc. ..........................         26,540           892,275
    *Argan, Inc. ....................................................             21               286
     Arkansas Best Corp. ............................................         25,200           519,120
    *Armstrong World Industries, Inc. ...............................         62,449         2,659,703
    *Ascent Solar Technologies, Inc. ................................          7,857             6,364
    *Astec Industries, Inc. .........................................         17,407           578,783
    *Atlas Air Worldwide Holdings, Inc. .............................         37,114         1,429,631
   #*Avis Budget Group, Inc. ........................................         94,608         1,333,973
     Barnes Group, Inc. .............................................         46,604         1,084,475
     Barrett Business Services, Inc. ................................         12,955           205,596
   #*BlueLinx Holdings, Inc. ........................................         12,553            19,834
     Brady Corp. Class A ............................................         44,400         1,363,968
     Briggs & Stratton Corp. ........................................         41,528           606,309
    *Builders FirstSource, Inc. .....................................         12,182            19,857
   #*CAI International, Inc. ........................................         11,800           184,198
     Cascade Corp. ..................................................          5,840           251,704
    *Casella Waste Systems, Inc. ....................................         14,362            90,193
   #*CBIZ, Inc. .....................................................         39,058           247,237
     CDI Corp. ......................................................         43,399           569,829
    #CECo. Environmental Corp. ......................................          5,323            31,991
     Celadon Group, Inc. ............................................         23,192           255,344
   #*Ceradyne, Inc. .................................................         26,425           884,180
    *Champion Industries, Inc. ......................................            686               761
    *Chart Industries, Inc. .........................................          3,000           169,530
     Chicago Rivet & Machine Co. ....................................            700            11,900
    *Cintas Corp. ...................................................          1,940            57,987
     CIRCOR International, Inc. .....................................          8,666           301,750
    *CNH Global N.V .................................................          6,958           258,698
    *Columbus McKinnon Corp. ........................................         26,215           392,963
     Comfort Systems USA, Inc. ......................................         37,486           412,346
     CompX International, Inc. ......................................            500             7,630
   #*Consolidated Graphics, Inc. ....................................         15,008           683,764
     Courier Corp. ..................................................          8,103            70,415
     Covanta Holding Corp. ..........................................         94,179         1,380,664

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
   #*Covenant Transportation Group, Inc. Class A ....................          7,080   $        22,727
    *CPI Aerostructures, Inc. .......................................          5,826            63,212
    *CRA International, Inc. ........................................          7,613           147,083
     CSX Corp. ......................................................      1,242,950        27,605,919
     Curtiss-Wright Corp. ...........................................         34,033         1,115,602
     Ducommun, Inc. .................................................         16,345           233,243
    *Dycom Industries, Inc. .........................................         41,650           809,259
   #*Eagle Bulk Shipping, Inc. ......................................         19,733            30,586
     Eastern Co. (The) ..............................................         10,193           206,918
     Eaton Corp. ....................................................         55,874         2,504,273
     Ecology & Environment, Inc. Class A ............................            900            14,895
    *EMCOR Group, Inc. ..............................................         11,146           279,430
     Encore Wire Corp. ..............................................         19,066           506,774
   #*Energy Recovery, Inc. ..........................................          5,171            15,875
    *EnergySolutions, Inc. ..........................................         12,385            46,691
    *EnerSys ........................................................         43,239           974,175
     Ennis, Inc. ....................................................         48,483           709,306
    *EnPro Industries, Inc. .........................................         18,700           644,028
    *ESCO Technologies, Inc. ........................................         16,921           517,275
     Espey Manufacturing & Electronics Corp. ........................          1,671            40,438
   #*Esterline Technologies Corp. ...................................         44,968         2,513,711
   #*Excel Maritime Carriers, Ltd. ..................................         39,214           111,368
     Federal Signal Corp. ...........................................         70,880           334,554
     FedEx Corp. ....................................................         34,749         2,843,511
    *Flow International Corp. .......................................         23,633            61,209
    *Fortune Brands Home & Security, Inc. ...........................        149,626         2,174,066
    *Franklin Covey Co. .............................................          3,075            29,643
    *Frozen Food Express Industries .................................          8,986            11,412
   #*FTI Consulting, Inc. ...........................................         16,180           637,654
    #G & K Services, Inc. Class A ...................................         29,714           902,117
     GATX Corp. .....................................................         65,445         2,485,601
   #*Genco Shipping & Trading, Ltd. .................................          2,886            25,974
    *Gencor Industries, Inc. ........................................          8,766            61,362
   #*General Cable Corp. ............................................         26,092           731,620
     General Electric Co. ...........................................      5,353,354        89,454,545
    *GEO Group, Inc. (The) ..........................................         24,086           439,088
   #*Gibraltar Industries, Inc. .....................................         36,288           404,974
    *GP Strategies Corp. ............................................         19,900           235,218
     Granite Construction, Inc. .....................................         16,160           363,600
     Great Lakes Dredge & Dock Corp. ................................         79,907           411,521
   #*Greenbrier Cos., Inc. ..........................................         20,647           384,241
   #*Griffon Corp. ..................................................         74,563           706,112
    *H&E Equipment Services, Inc. ...................................         66,829           733,114
     Hardinge, Inc. .................................................         20,151           175,717
     Heidrick & Struggles International, Inc. .......................         15,187           300,399
   #*Hertz Global Holdings, Inc. ....................................        278,411         3,229,568
    *Hill International, Inc. .......................................         25,749           144,194
   #*Hoku Corp. .....................................................            998             1,507
    *Hudson Highland Group, Inc. ....................................         19,038            88,146
   #*Huntington Ingalls Industries, Inc. ............................         56,173         1,657,104
    *Hurco Cos., Inc. ...............................................          8,210           214,445
    *ICF International, Inc. ........................................         20,120           470,406
     Ingersoll-Rand P.L.C. ..........................................        250,943         7,811,856
     Insteel Industries, Inc. .......................................         12,555           129,442
    *Interline Brands, Inc. .........................................         74,162         1,105,014
     International Shipholding Corp. ................................         11,352           230,900
     Intersections, Inc. ............................................         34,178           577,266
   #*JetBlue Airways Corp. ..........................................        324,893         1,455,521
    *Kadant, Inc. ...................................................          6,383           138,192
    *Kansas City Southern ...........................................         27,254         1,721,635
    *KAR Auction Services, Inc. .....................................         18,100           248,875

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
     Kaydon Corp. ...................................................          2,800   $        88,088
     KBR, Inc. ......................................................          8,594           239,859
     Kelly Services, Inc. Class A ...................................         44,445           726,676
     Kennametal, Inc. ...............................................          6,400           248,896
    *Key Technology, Inc. ...........................................          3,199            36,085
     Kimball International, Inc. Class B ............................         25,521           143,683
    *Korn/Ferry International .......................................         12,556           200,519
    *Kratos Defense & Security Solutions, Inc. ......................            723             4,577
     L.B. Foster Co. Class A ........................................            780            19,890
     L.S. Starrett Co. Class A ......................................          4,097            49,574
     L-3 Communications Holdings, Inc. ..............................        100,470         6,809,857
    #Lawson Products, Inc. ..........................................         10,838           180,669
    *Layne Christensen Co. ..........................................         20,333           512,188
    *LMI Aerospace, Inc. ............................................         14,827           298,171
     LSI Industries, Inc. ...........................................         24,154           162,556
    *Lydall, Inc. ...................................................         15,986           175,207
    *M&F Worldwide Corp. ............................................         24,164           598,301
     Marten Transport, Ltd. .........................................         31,777           562,771
     McGrath Rentcorp ...............................................         15,609           417,072
   #*Metalico, Inc. .................................................         74,246           335,592
    *MFRI, Inc. .....................................................          8,800            62,744
     Miller Industries, Inc. ........................................         20,010           409,004
   #*Mobile Mini, Inc. ..............................................         54,461           987,923
    *Moog, Inc. Class A .............................................         35,839         1,388,044
     Mueller Industries, Inc. .......................................         29,387         1,188,704
     Mueller Water Products, Inc. Class A ...........................        198,857           546,857
    #Multi-Color Corp. ..............................................          1,845            48,911
     NACCO Industries, Inc. Class A .................................          6,123           502,698
    *National Technical Systems, Inc. ...............................         15,600            75,738
    *Navigant Consulting, Inc. ......................................         11,473           129,989
     Norfolk Southern Corp. .........................................        545,229        40,341,494
     Northrop Grumman Corp. .........................................        337,038        19,463,944
    *Northwest Pipe Co. .............................................          9,230           246,164
   #*Ocean Power Technologies, Inc. .................................          8,500            32,045
   #*On Assignment, Inc. ............................................         57,765           623,284
    *Orbital Sciences Corp. .........................................         18,282           282,640
    *Orion Energy Systems, Inc. .....................................          1,043             3,212
   #*Owens Corning, Inc. ............................................        152,823         4,337,117
    *P.A.M. Transportation Services, Inc. ...........................         19,428           197,777
    *Park-Ohio Holdings Corp. .......................................          1,307            21,147
    #Pentair, Inc. ..................................................         26,828           964,467
    *PGT, Inc. ......................................................            500               730
    *Pike Electric Corp. ............................................         17,815           135,572
    *Pinnacle Airlines Corp. ........................................         13,732            35,291
   #*Polypore International, Inc. ...................................          5,700           298,965
    *Powell Industries, Inc. ........................................          3,601           121,030
   #*PowerSecure International, Inc. ................................          7,600            32,300
     Providence & Worcester Railroad Co. ............................          1,200            15,468
     Quad Graphics, Inc. ............................................            799            15,756
     Quanex Building Products Corp. .................................          8,200           120,950
    *Quanta Services, Inc. ..........................................        168,307         3,515,933
     R. R. Donnelley & Sons Co. .....................................         94,884         1,546,609
    *RailAmerica, Inc. ..............................................         21,133           288,888
     Raytheon Co. ...................................................        120,192         5,311,284
    *RCM Technologies, Inc. .........................................         21,387           102,871
    *Real Goods Solar, Inc. .........................................          2,600             4,212
     Regal-Beloit Corp. .............................................         14,541           772,563
   #*Republic Airways Holdings, Inc. ................................         47,258           122,871
     Republic Services, Inc. ........................................        429,755        12,230,827
     Robbins & Myers, Inc. ..........................................          8,889           397,249
   #*Rush Enterprises, Inc. Class A .................................         33,846           653,228

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Industrials -- (Continued)
    *Rush Enterprises, Inc. Class B .................................         18,522   $       296,352
     Ryder System, Inc. .............................................         89,844         4,576,653
    *Saia, Inc. .....................................................         17,104           228,338
     Schawk, Inc. ...................................................         45,135           608,871
    *School Specialty, Inc. .........................................         21,122           161,583
     Seaboard Corp. .................................................          1,906         4,189,388
     SIFCO Industries, Inc. .........................................          6,623           127,095
     Simpson Manufacturing Co., Inc. ................................          8,098           248,285
     SkyWest, Inc. ..................................................         46,706           626,327
    *SL Industries, Inc. ............................................            300             5,985
     Southwest Airlines Co. .........................................        645,761         5,521,257
    *Sparton Corp. ..................................................          9,032            76,953
     Standex International Corp. ....................................         22,795           880,115
     Stanley Black & Decker, Inc. ...................................        154,919         9,891,578
     Steelcase, Inc. Class A ........................................         78,410           581,018
    *Sterling Construction Co., Inc. ................................         20,161           251,004
    *SunPower Corp. Class B .........................................         14,509           137,110
     Superior Uniform Group, Inc. ...................................          8,978           108,275
    *Supreme Industries, Inc. Class A ...............................          1,365             2,798
    *SYKES Enterprises, Inc. ........................................         20,092           320,066
    *Sypris Solutions, Inc. .........................................          9,366            29,690
     TAL International Group, Inc. ..................................         22,054           613,763
    *Tecumseh Products Co. Class A ..................................         11,200            71,232
    *Tecumseh Products Co. Class B ..................................          1,400             9,086
    *Tetra Tech, Inc. ...............................................         10,810           235,982
    *Thomas & Betts Corp. ...........................................         10,500           521,745
   #*Titan Machinery, Inc. ..........................................         10,555           246,248
    *TRC Cos., Inc. .................................................         28,708           125,454
     Tredegar Corp. .................................................         40,177           778,228
     Trinity Industries, Inc. .......................................         93,807         2,558,117
    #Triumph Group, Inc. ............................................         58,640         3,406,984
    *Tufco Technologies, Inc. .......................................            900             3,208
     Tutor Perini Corp. .............................................         40,371           586,591
     Twin Disc, Inc. ................................................         10,658           414,596
     Tyco International, Ltd. .......................................        475,822        21,673,692
    *U.S. Home Systems, Inc. ........................................          4,314            23,274
    *Ultralife Corp. ................................................          8,584            38,800
     UniFirst Corp. .................................................         14,500           759,075
     Union Pacific Corp. ............................................        514,578        51,236,531
     Universal Forest Products, Inc. ................................         31,800           892,626
     Universal Truckload Services, Inc. .............................            403             6,255
    *URS Corp. ......................................................         86,998         3,105,829
    *USA Truck, Inc. ................................................         15,305           134,684
    *Valpey Fisher Corp. ............................................          1,152             2,926
    *Versar, Inc. ...................................................          6,026            19,826
     Viad Corp. .....................................................         27,199           569,275
     Virco Manufacturing Corp. ......................................         12,601            22,178
     VSE Corp. ......................................................            600            14,592
     Watts Water Technologies, Inc. Class A .........................         53,615         1,688,336
    *WCA Waste Corp. ................................................         29,254           139,249
    *WESCO International, Inc. ......................................         38,022         1,842,546
    *Willdan Group, Inc. ............................................          1,000             3,850
    *Willis Lease Finance Corp. .....................................          7,300            84,680
                                                                                       ---------------
Total Industrials ...................................................                      423,726,714
                                                                                       ---------------
Information Technology -- (6.1%)
    *Accelrys, Inc. .................................................         41,733           276,690
     Activision Blizzard, Inc. ......................................        982,162        13,151,149
   #*Advanced Analogic Technologies, Inc. ...........................         18,823            82,068
    *Advanced Energy Industries, Inc. ...............................          2,988            27,908
    *Agilysys, Inc. .................................................         12,799           108,664

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Alpha & Omega Semiconductor, Ltd. ..............................            806   $         6,811
    *Amkor Technology, Inc. .........................................         15,566            75,339
    *Amtech Systems, Inc. ...........................................         10,600           108,332
   #*Anadigics, Inc. ................................................            400             1,052
   #*AOL, Inc. ......................................................        105,592         1,490,959
    *Arris Group, Inc. ..............................................        108,150         1,163,694
    *Arrow Electronics, Inc. ........................................        182,170         6,567,228
     Astro-Med, Inc. ................................................          2,897            23,118
    *ATMI, Inc. .....................................................         28,387           579,095
    *Aviat Networks, Inc. ...........................................         55,320           113,406
    *Avid Technology, Inc. ..........................................         14,521            90,030
    *Avnet, Inc. ....................................................        139,400         4,225,214
     AVX Corp. ......................................................        219,580         2,944,568
    *Aware, Inc. ....................................................         22,140            65,534
    *AXT, Inc. ......................................................         25,915           121,800
     Bel Fuse, Inc. Class A .........................................          4,174            82,228
     Bel Fuse, Inc. Class B .........................................         18,986           339,470
    *Benchmark Electronics, Inc. ....................................         93,903         1,290,227
    #Black Box Corp. ................................................         27,128           759,313
    *Brocade Communications Systems, Inc. ...........................        461,513         2,021,427
     Brooks Automation, Inc. ........................................         53,676           560,914
    *BSQUARE Corp. ..................................................          4,665            22,765
    *BTU International, Inc. ........................................          1,600             6,080
   #*CACI International, Inc. Class A ...............................         26,710         1,466,112
    *Cascade Microtech, Inc. ........................................         24,071            88,822
    *Checkpoint Systems, Inc. .......................................         25,391           336,431
    *CIBER, Inc. ....................................................         81,123           282,308
     Cohu, Inc. .....................................................         41,402           459,148
     Communications Systems, Inc. ...................................         12,753           210,169
     Computer Sciences Corp. ........................................        225,553         7,095,897
     Comtech Telecommunications Corp. ...............................         15,569           515,490
    *Concurrent Computer Corp. ......................................         13,740            57,571
    *Convergys Corp. ................................................        197,364         2,111,795
   #*CoreLogic, Inc. ................................................         96,545         1,174,953
     Corning, Inc. ..................................................      1,298,385        18,553,922
    *Cray, Inc. .....................................................          7,670            48,551
    *CSP, Inc. ......................................................          2,414             8,425
    *CSR P.L.C. ADR .................................................         12,075           136,689
     CTS Corp. ......................................................         33,460           310,509
    *CyberOptics Corp. ..............................................          9,134            74,442
    *Datalink Corp. .................................................          5,600            53,088
    *Dataram Corp. ..................................................          7,744             9,370
     DDi Corp. ......................................................         21,617           198,660
    *Digi International, Inc. .......................................         35,811           458,023
    *DSP Group, Inc. ................................................         49,501           305,916
    *Dynamics Research Corp. ........................................         16,586           159,889
     Earthlink, Inc. ................................................         60,464           423,853
    *EchoStar Corp. Class A .........................................         23,551           620,804
    *Edgewater Technology, Inc. .....................................         13,603            39,177
    #Electro Rent Corp. .............................................         42,586           684,357
    *Electro Scientific Industries, Inc. ............................         38,559           473,890
    *Electronics for Imaging, Inc. ..................................         73,756         1,106,340
    *Emulex Corp. ...................................................         46,665           391,053
     EPIQ Systems, Inc. .............................................         13,379           190,785
    *ePlus, Inc. ....................................................          6,954           188,871
    *Euronet Worldwide, Inc. ........................................         31,535           610,833
    *Exar Corp. .....................................................         44,300           270,673
    *Fairchild Semiconductor International, Inc. ....................        118,008         1,766,580
     Fidelity National Information Services, Inc. ...................        134,562         3,522,833
    *FormFactor, Inc. ...............................................         24,919           149,016
    *Frequency Electronics, Inc. ....................................         16,953           140,201

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Global Cash Access Holdings, Inc. ..............................         37,455   $       111,616
    *Globecomm Systems, Inc. ........................................         41,466           563,523
    *GSI Group, Inc. ................................................          1,451            14,176
    *GSI Technology, Inc. ...........................................          5,964            29,224
    *GTSI Corp. .....................................................          8,203            36,257
    *Hackett Group, Inc. (The) ......................................         54,740           226,076
   #*Hutchinson Technology, Inc. ....................................          1,843             3,281
    *I.D. Systems, Inc. .............................................         13,298            73,006
   #*IAC/InterActiveCorp ............................................        178,991         7,308,203
   #*Identive Group, Inc. ...........................................         18,612            44,110
    *Imation Corp. ..................................................         34,398           231,155
    *InfoSpace, Inc. ................................................         65,156           570,767
    *Ingram Micro, Inc. Class A .....................................        277,679         4,964,901
    *Insight Enterprises, Inc. ......................................         41,862           707,468
    *Integrated Device Technology, Inc. .............................         78,704           478,520
    *Integrated Silicon Solution, Inc. ..............................         34,977           322,138
    *Intermec, Inc. .................................................         10,341            83,452
    *Internap Network Services Corp. ................................         35,546           201,901
    *International Rectifier Corp. ..................................         80,500         1,955,345
    *Interphase Corp. ...............................................          3,899            16,532
     Intersil Corp. Class A .........................................        116,336         1,392,542
    *Intevac, Inc. ..................................................          3,624            29,173
    *IntriCon Corp. .................................................          2,835            14,600
    *IXYS Corp. .....................................................         11,466           156,740
    *Key Tronic Corp. ...............................................         15,546            64,982
     Keynote Systems, Inc. ..........................................         18,330           437,537
   #*KIT Digital, Inc. ..............................................         28,934           260,406
    *Kopin Corp. ....................................................          6,901            27,949
    *Kulicke & Soffa Industries, Inc. ...............................         63,869           616,336
    *Lattice Semiconductor Corp. ....................................         36,888           233,501
    *LGL Group, Inc. ................................................            269             2,139
    *LookSmart, Ltd. ................................................         25,479            34,397
    *Loral Space & Communications, Inc. .............................         27,394         1,657,337
    *ManTech International Corp. Class A ............................         21,779           765,096
     Marchex, Inc. Class B ..........................................         32,883           292,330
   #*Measurement Specialties, Inc. ..................................          5,958           185,949
   #*MEMC Electronic Materials, Inc. ................................        224,947         1,347,433
    *MEMSIC, Inc. ...................................................          1,150             3,232
    *Mentor Graphics Corp. ..........................................         42,220           479,619
    *Mercury Computer Systems, Inc. .................................          4,566            66,664
     Methode Electronics, Inc. ......................................         37,682           350,066
    *Micron Technology, Inc. ........................................        758,908         4,242,296
     MKS Instruments, Inc. ..........................................         61,200         1,630,368
     ModusLink Global Solutions, Inc. ...............................         68,955           288,232
    *MoSys, Inc. ....................................................            871             3,371
     Motorola Solutions, Inc. .......................................        317,089        14,874,645
    *NCI, Inc. Class A ..............................................          4,213            57,507
    *Newport Corp. ..................................................          9,354           129,553
    *Novatel Wireless, Inc. .........................................         22,839            90,671
    *Online Resources Corp. .........................................         18,620            49,902
    *Oplink Communications, Inc. ....................................         23,684           384,154
    *Opnext, Inc. ...................................................          8,926             8,858
     Optical Cable Corp. ............................................         10,793            38,639
    *ORBCOMM, Inc. ..................................................         43,554           119,774
   #*PAR Technology Corp. ...........................................         22,705            82,646
    *PC Connection, Inc. ............................................         45,203           377,445
    *PC Mall, Inc. ..................................................         10,070            53,069
    *PC-Tel, Inc. ...................................................         46,980           340,135
    *Perceptron, Inc. ...............................................          4,904            27,732
    *Performance Technologies, Inc. .................................         24,790            45,366
    *Pericom Semiconductor Corp. ....................................         38,062           323,146

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Information Technology -- (Continued)
    *Pervasive Software, Inc. .......................................         35,664   $       222,187
    *Photronics, Inc. ...............................................         66,858           419,200
    *Planar Systems, Inc. ...........................................         11,933            23,031
   #*PMC-Sierra, Inc. ...............................................        146,588           929,368
    *Presstek, Inc. .................................................          7,000             5,320
    *Qualstar Corp. .................................................         12,400            23,932
    *RadiSys Corp. ..................................................         14,298            83,786
     RealNetworks, Inc. .............................................         35,381           345,319
    *Reis, Inc. .....................................................         16,361           160,011
    *RF Industries, Ltd. ............................................          2,823             8,921
     Richardson Electronics, Ltd. ...................................         19,783           256,981
     Rimage Corp. ...................................................            421             4,673
    *Rosetta Stone, Inc. ............................................          1,455            14,448
    *Rudolph Technologies, Inc. .....................................         10,995            81,033
    *S1 Corp. .......................................................         65,938           641,577
    *Sandisk Corp. ..................................................         13,097           663,625
    *SeaChange International, Inc. ..................................         30,686           258,990
   #*Sigma Designs, Inc. ............................................         23,129           192,896
    *Spansion, Inc. Class A .........................................         11,661           119,992
    *SS&C Technologies Holdings, Inc. ...............................         18,519           293,711
    *Standard Microsystems Corp. ....................................         26,384           653,268
    *StarTek, Inc. ..................................................         27,448            64,503
   #*SunPower Corp. Class A .........................................          2,478            24,830
    *Supertex, Inc. .................................................         10,277           189,713
    *Support.com, Inc. ..............................................         55,666           117,455
    *Sycamore Networks, Inc. ........................................         47,495           912,854
    *Symmetricom, Inc. ..............................................         86,446           445,197
    *SYNNEX Corp. ...................................................         60,100         1,735,087
   #*Tech Data Corp. ................................................         85,452         4,202,529
    *TechTarget, Inc. ...............................................         19,428           143,961
    *Tekelec ........................................................         26,579           261,006
    *TeleCommunication Systems, Inc. Class A ........................         47,682           157,351
     Tellabs, Inc. ..................................................        226,385           980,247
     Telular Corp. ..................................................         27,938           167,349
     TessCo. Technologies, Inc. .....................................         11,228           156,294
    *Tessera Technologies, Inc. .....................................         38,312           527,556
     TheStreet, Inc. ................................................         37,257            71,906
    *Tier Technologies, Inc. ........................................          3,839            13,513
    *Triquint Semiconductor, Inc. ...................................         18,500            98,420
    *TSR, Inc. ......................................................            650             2,714
    *TTM Technologies, Inc. .........................................         62,635           699,633
     United Online, Inc. ............................................         80,139           473,621
    *UTStarcom Holdings Corp. .......................................        103,608           148,159
    *Vicon Industries, Inc. .........................................          5,787            19,386
    *Video Display Corp. ............................................            600             2,478
    *Virtusa Corp. ..................................................         37,208           606,118
   #*Vishay Intertechnology, Inc. ...................................        236,119         2,538,279
    *Vishay Precision Group, Inc. ...................................          9,257           135,060
   #*Web.com Group, Inc. ............................................         22,702           219,301
   #*Westell Technologies, Inc. Class A .............................         39,873            80,145
    *Western Digital Corp. ..........................................        212,781         5,668,486
    *WPCS International, Inc. .......................................          9,161            21,070
     Xerox Corp. ....................................................      1,791,473        14,654,249
    *Xyratex, Ltd. ..................................................          4,883            66,604
    *Yahoo!, Inc. ...................................................        990,924        15,498,051
    *Zygo Corp. .....................................................         21,220           325,515
                                                                                       ---------------
Total Information Technology ........................................                      187,358,626
                                                                                       ---------------
Materials -- (3.0%)
     A. Schulman, Inc. ..............................................         26,228           553,673
    *A.M. Castle & Co. ..............................................         38,646           529,064

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Materials -- (Continued)
     Alcoa, Inc. ....................................................      1,145,369   $    12,324,170
    *American Pacific Corp. .........................................          7,647            70,505
     Ashland, Inc. ..................................................        112,560         5,961,178
     Boise, Inc. ....................................................         62,904           380,569
     Buckeye Technologies, Inc. .....................................         37,822         1,143,737
     Cabot Corp. ....................................................         46,280         1,396,730
    *Century Aluminum Co. ...........................................         32,155           358,850
    *Chemtura Corp. .................................................         52,329           635,274
    *Coeur d'Alene Mines Corp. ......................................        133,765         3,420,371
     Commercial Metals Co. ..........................................         85,208         1,059,135
    *Continental Materials Corp. ....................................            100             1,083
    *Core Molding Technologies, Inc. ................................          2,488            21,621
     Cytec Industries, Inc. .........................................         64,700         2,890,149
    #Domtar Corp. ...................................................         30,917         2,532,411
     Dow Chemical Co. (The) .........................................         42,100         1,173,748
     Friedman Industries, Inc. ......................................         17,453           182,907
    *Georgia Gulf Corp. .............................................         26,423           478,256
    *Graphic Packaging Holding Co. ..................................        121,625           537,582
     H.B. Fuller Co. ................................................         20,707           444,993
     Haynes International, Inc. .....................................          4,293           251,098
    *Headwaters, Inc. ...............................................         35,025            61,644
    *Horsehead Holding Corp. ........................................         49,171           426,804
     Huntsman Corp. .................................................         40,700           477,818
    *Innospec, Inc. .................................................          2,400            72,480
     International Paper Co. ........................................        493,615        13,673,136
     Kaiser Aluminum Corp. ..........................................         27,181         1,262,829
    *KapStone Paper & Packaging Corp. ...............................         38,216           626,742
    *Landec Corp. ...................................................         29,927           185,847
   #*Louisiana-Pacific Corp. ........................................        153,257         1,019,159
    *Materion Corp. .................................................         17,890           473,012
     MeadWestavco Corp. .............................................        188,451         5,259,667
    *Mercer International, Inc. .....................................         14,399            99,065
     Minerals Technologies, Inc. ....................................         16,315           894,715
    *Mod-Pac Corp. ..................................................          1,501             8,886
     Myers Industries, Inc. .........................................         65,520           800,654
     Neenah Paper, Inc. .............................................         14,705           242,632
     NL Industries, Inc. ............................................         51,662           751,165
    *Noranda Aluminum Holding Corp. .................................          2,907            26,919
    *Northern Technologies International Corp. ......................          3,035            44,008
     Nucor Corp. ....................................................        158,654         5,993,948
     Olin Corp. .....................................................         17,547           330,936
     Olympic Steel, Inc. ............................................          6,872           140,532
    *OM Group, Inc. .................................................         42,299         1,222,864
     P.H. Glatfelter Co. ............................................         54,200           813,000
    *Penford Corp. ..................................................         27,122           138,593
     Reliance Steel & Aluminum Co. ..................................         94,901         4,193,675
     Rock-Tenn Co. Class A ..........................................         26,305         1,556,993
   #*RTI International Metals, Inc. .................................         50,032         1,320,344
     Schnitzer Steel Industries, Inc. Class A .......................         15,822           740,470
    *Spartech Corp. .................................................         32,120           130,407
     Steel Dynamics, Inc. ...........................................         34,152           426,558
    *Synalloy Corp. .................................................          5,144            51,440
     Temple-Inland, Inc. ............................................        122,582         3,899,333
    #Texas Industries, Inc. .........................................         33,762         1,012,860
    *Universal Stainless & Alloy Products, Inc. .....................          8,188           308,278
    #Vulcan Materials Co. ...........................................         58,246         1,822,517
     Wausau Paper Corp. .............................................         19,808           148,560
    #Westlake Chemical Corp. ........................................         91,976         3,790,331
     Worthington Industries, Inc. ...................................         56,424           975,007
   #*Zoltek Cos., Inc. ..............................................         48,771           353,590
                                                                                       ---------------
Total Materials .....................................................                       92,124,522
                                                                                       ---------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES           VALUE+
                                                                        ------------   ---------------
Other -- (0.0%)
   .*Gerber Scientific, Inc. Escrow Shares ..........................         47,409   $            --
   .*MAIR Holdings, Inc. Escrow Shares ..............................          1,415                --
   .*Petrocorp, Inc. Escrow Shares ..................................            900                54
   .*Price Communications Liquidation Trust .........................         47,738                --
                                                                                       ---------------
Total Other .........................................................                               54
                                                                                       ---------------
Telecommunication Services -- (6.2%)
     AT&T, Inc. .....................................................      4,065,906       119,171,705
    #CenturyLink, Inc. ..............................................        283,411         9,993,072
    #Frontier Communications Corp. ..................................        682,523         4,272,594
    *General Communications, Inc. Class A ...........................         40,779           385,362
   #*Iridium Communications, Inc. ...................................         17,233           109,602
   #*Leap Wireless International, Inc. ..............................          8,393            58,331
    *MetroPCS Communications, Inc. ..................................        227,572         1,934,362
    *Neutral Tandem, Inc. ...........................................          5,580            58,813
    *Premiere Global Services, Inc. .................................          2,788            25,259
    *Shenandoah Telecommunications Co. ..............................          2,126            28,829
    *Sprint Nextel Corp. ............................................      3,820,377         9,818,369
     SureWest Communications ........................................         11,395           130,701
    #Telephone & Data Systems, Inc. .................................         80,200         1,859,036
     Telephone & Data Systems, Inc. Special Shares ..................         67,452         1,411,096
    *United States Cellular Corp. ...................................         33,568         1,338,356
     USA Mobility, Inc. .............................................          6,989            91,346
     Verizon Communications, Inc. ...................................      1,025,344        37,917,221
                                                                                       ---------------
Total Telecommunication Services ....................................                      188,604,054
                                                                                       ---------------
Utilities -- (1.4%)
    *AES Corp. ......................................................        606,667         6,806,804
    *Calpine Corp. ..................................................        373,095         5,659,851
     Consolidated Water Co., Ltd. ...................................          4,202            38,995
   #*Dynegy, Inc. ...................................................         84,156           308,853
    *GenOn Energy, Inc. .............................................        676,628         2,063,715
    *NRG Energy, Inc. ...............................................        220,130         4,715,185
     Ormat Technologies, Inc. .......................................         18,134           344,365
     Public Service Enterprise Group, Inc. ..........................        655,441        22,088,362
     SJW Corp. ......................................................          5,629           131,043
    *Synthesis Energy Systems, Inc. .................................          1,418             2,184
     Unitil Corp. ...................................................          4,716           125,776
                                                                                       ---------------
Total Utilities .....................................................                       42,285,133
                                                                                       ---------------
TOTAL COMMON STOCKS .................................................                    2,889,821,855
                                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
       Shares .......................................................      6,334,474         6,334,474
                                                                                       ---------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                           SHARES/
                                                                            FACE
                                                                           AMOUNT           VALUE+
                                                                        ------------   ---------------
                                                                            (000)
SECURITIES LENDING COLLATERAL -- (5.6%)
 (S)@DFA Short Term Investment Fund .................................    169,531,187   $   169,531,187
    @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/11 (Collateralized by $594,850 FHLMC, rates ranging
        from 4.500% to 6.000%, maturities ranging from 07/01/30 to
        10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
        maturities ranging from 06/01/26 to 06/01/41, valued at
        $596,988) to be repurchased at $577,526 .....................   $        578           577,524
                                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL .................................                      170,108,711
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,732,240,121) ............................................                  $3,066,265,040
                                                                                       ===============

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Small Cap Series, The Canadian Small Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series, The Emerging Markets Series, and The Tax-Managed U.S. Marketwide Value Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2011, and for the year then ended and have issued our unqualified report thereon dated December 22, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series' investment portfolios (the "Portfolios") as of October 31, 2011 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics is filed herewith.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3) This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company


By: /s/ David G. Booth
    ---------------------------------------
    David G. Booth
    Chairman, Trustee, President and
    Co-Chief Executive Officer

Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ David G. Booth
    ---------------------------------------
    David G. Booth
    Principal Executive Officer
    The DFA Investment Trust Company

Date: January 5, 2012


By: /s/ David R. Martin
    ---------------------------------------
    David R. Martin
    Principal Financial Officer
    The DFA Investment Trust Company

Date: January 5, 2012